2022 QUARTERLY REPORT
Russell Investment Company
July 31, 2022
FUND SHARE CLASS
U.S. Equity Funds
Equity Income Fund A, C, S, Y
Sustainable Equity Fund A, C, S, Y
U.S. Strategic Equity Fund A, C, M, S
U.S. Small Cap Equity Fund A, C, M, R6, S, Y
International and Global Equity Funds
International Developed Markets Fund A, C, M, S, Y
Global Equity Fund A, C, M, S, Y
Emerging Markets Fund A, C, M, R6, S, Y
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund A, C, M, S
Tax-Managed U.S. Mid & Small Cap Fund A, C, M, S
Tax-Managed International Equity Fund A, C, M, S
Tax-Managed Real Assets Fund A, C, M, S
Fixed Income Funds
Opportunistic Credit Fund A, C, M, S, Y
Unconstrained Total Return Fund A, C, M, S, Y
Strategic Bond Fund A, C, M, R6, S, Y
Investment Grade Bond Fund A, C, M, R6, S, Y
Short Duration Bond Fund A, C, M, R6, S, Y
Tax-Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund A, C, M, S
Tax-Exempt Bond Fund A, C, M, S
Alternative Funds
Global Infrastructure Fund A, C, M, S, Y
Global Real Estate Securities Fund A, C, M, R6, S, Y
Specialty Funds
Multi-Strategy Income Fund A, C, M, S, Y
Multi-Asset Growth Strategy Fund A, C, M, S, Y
Multifactor Equity Funds
Multifactor U.S. Equity Fund A, C, M, R6, S, Y
Multifactor International Equity Fund M, R6, S, Y
Multifactor Fixed Income Funds
Multifactor Bond Fund Y

Russell Investment
Company
Russell Investment Company is a
series investment company with
31 different investment portfolios
referred to as Funds. This
Quarterly Report reports on 25 of
these Funds.

Page
Equity Income Fund 3
Sustainable Equity Fund 7
U.S. Strategic Equity Fund 13
U.S. Small Cap Equity Fund 17
International Developed Markets Fund 31
Global Equity Fund 41
Emerging Markets Fund 51
Tax-Managed U.S. Large Cap Fund 62
Tax-Managed U.S. Mid & Small Cap Fund 67
Tax-Managed International Equity Fund 77
Tax-Managed Real Assets Fund 92
Opportunistic Credit Fund 100
Unconstrained Total Return Fund 144
Strategic Bond Fund 160
Investment Grade Bond Fund 197
Short Duration Bond Fund 215
Tax-Exempt High Yield Bond Fund 238
Tax-Exempt Bond Fund 298
Global Infrastructure Fund 369
Global Real Estate Securities Fund 374
Multi-Strategy Income Fund 379
Multi-Asset Growth Strategy Fund 414
Multifactor U.S. Equity Fund 450
Multifactor International Equity Fund 458
Multifactor Bond Fund 470
Notes to Schedules of Investments 479
Notes to Quarterly Report 481
Russell Investment Company
Quarterly Report
July 31, 2022 (Unaudited)
Table of Contents

Russell Investment Company
Copyright © Russell Investments 2022. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates, with a significant minority stake held by funds managed by Reverence Capital Partners. Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Company
Equity Income Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.2%
Consumer Discretionary - 8.2%
Advance Auto Parts, Inc. 4,482 868
Amazon.com, Inc. (Æ) 9,460 1,277
Autoliv, Inc. 9,087 781
Comcast Corp. Class A 60,471 2,268
Costco Wholesale Corp. 1,570 850
Dollar Tree, Inc. (Æ) 2,633 435
DR Horton, Inc. 13,430 1,048
General Motors Co. 38,042 1,379
Home Depot, Inc. (The) 2,648 797
Kohl's Corp. 4,295 125
Lennar Corp. Class A 2,653 226
Lithia Motors, Inc. Class A 3,103 823
Lowe's Cos., Inc. 6,092 1,167
Marriott International, Inc. Class A 1,989 316
McDonald's Corp. 2,138 563
Nike, Inc. Class B 3,524 405
Omnicom Group, Inc. 3,657 255
PulteGroup, Inc. 34,774 1,517
Qurate Retail, Inc. Class A 64,731 177
Target Corp. 3,088 505
Thor Industries, Inc. 11,850 999
Walmart, Inc. 5,322 703
Walt Disney Co. (The) (Æ) 19,762 2,097
Yum! Brands, Inc. 1,935 237
19,818
Consumer Staples - 9.6%
Altria Group, Inc. 4,771 209
Archer-Daniels-Midland Co. 8,097 670
Church & Dwight Co., Inc. 2,700 238
Coca-Cola Co. (The) 10,901 700
Coca-Cola European Partners PLC 36,934 1,999
ConAgra Foods, Inc. 27,920 955
CVS Health Corp. 46,155 4,416
General Mills, Inc. 9,183 687
Haleon PLC Class W
-
ADR (Æ) 28,238 199
Hershey Co. (The) 1,219 278
Ingredion, Inc. 13,412 1,220
JM Smucker Co. (The) 1,907 252
Kellogg Co. 2,445 181
Kimberly-Clark Corp. 933 123
Kraft Heinz Co. (The) 10,785 397
Kroger Co. (The) 30,138 1,400
Molson Coors Beverage Co. Class B 19,802 1,183
Mondelez International, Inc. Class A 7,339 470
PepsiCo, Inc. 4,095 716
Philip Morris International, Inc. 27,743 2,695
Procter & Gamble Co. (The) 14,699 2,042
Sysco Corp. 3,388 288
Tyson Foods, Inc. Class A 14,477 1,274
Walgreens Boots Alliance, Inc. 12,077 478
23,070
Energy - 7.9%
BP PLC
-
ADR 45,759 1,344
Canadian Natural Resources, Ltd. 14,896 822
Chevron Corp. 15,292 2,505
Devon Energy Corp. 7,822 492
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Enbridge, Inc. 41,687 1,873
EOG Resources, Inc. 6,928 771
Exxon Mobil Corp. 18,372 1,781
Hess Corp. 15,102 1,699
Kinder Morgan, Inc. 24,980 449
Magna International, Inc. Class A 9,442 603
Marathon Oil Corp. 9,367 232
Marathon Petroleum Corp. 6,559 601
Occidental Petroleum Corp. 2,860 188
ONEOK, Inc. 5,199 311
Phillips 66 32,344 2,878
Shell PLC
-
ADR 22,647 1,209
Valero Energy Corp. 10,817 1,198
18,956
Financial Services - 19.4%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust (Æ) 22,619 1,015
Aflac, Inc. 6,538 375
AGNC Investment Corp. (Æ) 20,382 257
Allstate Corp. (The) 19,890 2,327
American Financial Group, Inc. 3,385 453
American International Group, Inc. 4,994 259
American Tower Corp. (ö) 1,839 498
Ameriprise Financial, Inc. 1,053 284
Bank of America Corp. 46,822 1,583
Berkshire Hathaway, Inc. Class B (Æ) 12,764 3,837
CBRE Group, Inc. Class A 3,958 339
Charles Schwab Corp. (The) 11,170 771
Chubb, Ltd. 12,273 2,315
Cincinnati Financial Corp. 1,757 171
Citigroup, Inc. 67,271 3,491
Citizens Financial Group, Inc. 4,352 165
CME Group, Inc. Class A 1,597 319
Corporate Office Properties Trust (ö) 23,915 673
Crown Castle International Corp. (ö) 1,781 322
Cullen/Frost Bankers, Inc. 1,846 241
Equity Residential (ö) 3,818 299
Fifth Third Bancorp 7,402 253
Hartford Financial Services Group, Inc. 3,977 256
Howard Hughes Corp. (The) (Æ) 7,608 539
Huntington Bancshares, Inc. 11,572 154
Intercontinental Exchange, Inc. 3,226 329
JPMorgan Chase & Co. 34,639 3,995
KeyCorp 10,032 184
KKR & Co., Inc. Class A 11,031 612
M&T Bank Corp. 1,136 202
Marsh & McLennan Cos., Inc. 3,740 613
MasterCard, Inc. Class A 2,817 997
MetLife, Inc. 6,116 387
New York Community Bancorp, Inc. 87,062 925
Northern Trust Corp. 16,632 1,660
Old Republic International Corp. 12,166 283
PNC Financial Services Group, Inc. (The) 2,642 438
Popular, Inc. 14,196 1,103
Principal Financial Group, Inc. 3,326 223
Progressive Corp. (The) 4,230 487
Prologis, Inc. (ö) 5,216 691
Prudential Financial, Inc. 3,579 358
Public Storage (ö) 1,308 427

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Regions Financial Corp. 12,792 271
Reinsurance Group of America, Inc. Class A 8,931 1,034
Signature Bank 1,221 227
Simon Property Group, Inc. (ö) 2,468 268
TFS Financial Corp. 12,508 183
Travelers Cos., Inc. (The) 2,189 347
Truist Financial Corp. 9,310 470
US Bancorp 35,827 1,691
Visa, Inc. Class A 5,063 1,074
Voya Financial, Inc. 4,283 258
Wells Fargo & Co. 93,628 4,106
Weyerhaeuser Co. (ö) 15,538 564
Willis Towers Watson PLC (Æ) 5,538 1,146
46,749
Health Care - 17.0%
Abbott Laboratories 7,059 768
AbbVie, Inc. 5,176 743
Amgen, Inc. 2,252 557
Anthem, Inc. (Æ) 1,779 849
AstraZeneca PLC
-
ADR 11,854 785
Baxter International, Inc. 3,807 223
Becton Dickinson and Co. 6,671 1,630
Biogen, Inc. (Æ) 1,086 234
Bristol-Myers Squibb Co. 23,142 1,707
Centene Corp. (Æ) 7,061 656
Cigna Corp. 13,391 3,688
Dentsply Sirona, Inc. 19,462 704
Eli Lilly & Co. 2,202 726
Envista Holdings Corp. (Æ) 10,102 411
Gilead Sciences, Inc. 10,360 619
GSK Finance No. 3 PLC
-
ADR 22,590 953
Henry Schein, Inc. (Æ) 2,566 202
Hologic, Inc. (Æ) 3,977 284
Humana, Inc. 3,139 1,513
IQVIA, Inc. (Æ) 1,654 397
Jazz Pharmaceuticals PLC (Æ) 6,859 1,070
Johnson & Johnson 24,010 4,191
Laboratory Corp. of America Holdings 1,267 332
Medtronic PLC 33,473 3,097
Merck & Co., Inc. 40,751 3,641
Perrigo Co. PLC 21,476 899
Pfizer, Inc. 47,723 2,410
Quest Diagnostics, Inc. 2,163 295
Regeneron Pharmaceuticals, Inc. (Æ) 930 541
Stryker Corp. 2,003 430
Thermo Fisher Scientific, Inc. 1,390 832
United Therapeutics Corp. (Æ) 1,056 244
UnitedHealth Group, Inc. 7,042 3,820
Vertex Pharmaceuticals, Inc. (Æ) 1,028 288
Viatris, Inc. 59,262 574
Zimmer Biomet Holdings, Inc. 7,815 863
41,176
Materials and Processing - 5.3%
Air Products & Chemicals, Inc. 9,997 2,481
Amcor PLC 24,009 311
Crown Holdings, Inc. 6,877 699
Dow, Inc. 9,149 487
DuPont de Nemours, Inc. 37,937 2,323
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Eastman Chemical Co. 7,656 734
Huntsman Corp. 22,221 644
International Flavors & Fragrances, Inc. 16,835 2,088
Linde PLC (Æ) 1,023 309
LyondellBasell Industries NV Class A 3,978 355
Newmont Corp. 28,006 1,268
Nucor Corp. 3,804 517
Packaging Corp. of America 2,207 310
Southern Copper Corp. 5,782 288
12,814
Producer Durables - 7.9%
3M Co. 2,481 355
Alaska Air Group, Inc. (Æ) 15,191 673
Ametek, Inc. 1,426 176
Automatic Data Processing, Inc. 2,336 563
Carlisle Cos., Inc. 619 183
Cummins, Inc. 912 202
Danaher Corp. 2,146 625
Deere & Co. 5,730 1,967
Delta Air Lines, Inc. (Æ) 31,687 1,008
Emerson Electric Co. 3,916 353
FedEx Corp. 7,952 1,855
General Dynamics Corp. 9,471 2,148
Global Payments, Inc. 10,647 1,302
Honeywell International, Inc. 1,327 255
Illinois Tool Works, Inc. 1,564 325
L3Harris Technologies, Inc. 2,194 526
Lockheed Martin Corp. 1,561 646
Northrop Grumman Corp. 926 443
PACCAR, Inc. 4,761 436
Paychex, Inc. 2,512 322
Snap-on, Inc. 1,348 302
Stanley Black & Decker, Inc. 15,351 1,494
Union Pacific Corp. 2,625 597
United Parcel Service, Inc. Class B 2,993 583
Vontier Corp. 48,312 1,246
Waste Management, Inc. 2,938 483
19,068
Technology - 12.0%
Accenture PLC Class A 2,386 731
Activision Blizzard, Inc. 1,807 144
Adobe, Inc. (Æ) 697 286
Alphabet, Inc. Class A (Æ) 13,160 1,531
Alphabet, Inc. Class C (Æ) 9,100 1,061
Amdocs, Ltd. 2,307 201
Amphenol Corp. Class A 4,845 374
Apple, Inc. 6,796 1,104
Booking Holdings, Inc. (Æ) 363 703
Broadcom, Inc. 812 435
Cisco Systems, Inc. 17,537 796
Cognizant Technology Solutions Corp. Class
A 16,552 1,125
Corning, Inc. 14,154 520
Corteva, Inc. 7,674 442
Electronic Arts, Inc. 1,178 155
Fiserv, Inc. (Æ) 2,333 247
Hewlett Packard Enterprise Co. 30,912 440
HP, Inc. (Æ) 24,512 818

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 5
cif
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Intel Corp. 29,812 1,082
International Business Machines Corp. 8,198 1,072
Intuit, Inc. 897 409
Jack Henry & Associates, Inc. 1,288 268
Juniper Networks, Inc. 35,986 1,009
Meta Platforms, Inc. Class A (Æ) 15,999 2,544
Micron Technology, Inc. 30,937 1,913
Microsoft Corp. 3,821 1,073
Motorola Solutions, Inc. 1,377 329
NVIDIA Corp. 4,100 745
Oracle Corp. 20,678 1,610
QUALCOMM, Inc. 3,527 512
Raytheon Technologies Corp. (Æ) 25,941 2,417
Salesforce, Inc. (Æ) 1,142 210
Synopsys, Inc. (Æ) 1,518 558
Teradyne, Inc. 11,421 1,152
Texas Instruments, Inc. 3,863 691
VMware, Inc. Class A 3,352 390
29,097
Utilities - 7.9%
American Electric Power Co., Inc. 5,408 533
AT&T, Inc. 70,538 1,325
CenterPoint Energy, Inc. 7,870 249
ConocoPhillips Co. 23,679 2,306
Consolidated Edison, Inc. 4,896 486
Dominion Energy, Inc. 4,849 398
Duke Energy Corp. 3,301 363
Edison International 19,006 1,288
Entergy Corp. 14,877 1,713
Evergy, Inc. 3,164 216
Exelon Corp. 6,164 287
FirstEnergy Corp. 25,911 1,065
NextEra Energy, Inc. 6,124 517
NiSource, Inc. 39,991 1,216
Pinnacle West Capital Corp. 17,105 1,257
PPL Corp. 25,303 736
Southern Co. (The) 8,050 619
T-Mobile US, Inc. (Æ) 17,034 2,436
UGI Corp. 21,608 933
Verizon Communications, Inc. 26,264 1,213
19,156
Total Common Stocks
(cost $163,746) 229,904
Short-Term Investments - 4.7%
U.S. Cash Management Fund(@) 11,439,001
(∞)
11,434
Total Short-Term Investments
(cost $11,435) 11,434
Total Investments - 99.9%
(identified cost $175,181) 241,338
Other Assets and Liabilities, Net
- 0.1%
135
Net Assets - 100.0%
241,473

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Equity Income Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 56 USD 11,574 09/22 836
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts 836
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 19,818 $ — $ —
$ —
$ 19,818
Consumer Staples 23,070 — —
—
23,070
Energy 18,956 — —
—
18,956
Financial Services 46,749 — —
—
46,749
Health Care 41,176 — —
—
41,176
Materials and Processing 12,814 — —
—
12,814
Producer Durables 19,068 — —
—
19,068
Technology 29,097 — —
—
29,097
Utilities 19,156 — —
—
19,156
Short-Term Investments — — — 11,434 11,434
Total Investments
229,904 — — 11,434 241,338
Other Financial Instruments
Assets
Futures Contracts 836 — — — 836
Total Other Financial Instruments
*
$ 836 $ — $ — $ — $ 836
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2022, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 103.4%
Consumer Discretionary - 13.1%
Amazon.com, Inc. (Æ)(Û) 43,248 5,835
AutoZone, Inc. (Æ) 443 947
Bright Horizons Family Solutions, Inc. (Æ) 2,555 239
Comcast Corp. Class A 8,980 337
Dollar General Corp. 9,659 2,400
eBay, Inc. 900 44
Expedia Group, Inc. (Æ) 5,683 603
FactSet Research Systems, Inc. 277 119
Foot Locker, Inc. 4,816 137
Ford Motor Co. (Û) 76,443 1,123
General Motors Co. (Û) 10,512 381
GMS, Inc. (Æ) 2,793 148
Goodyear Tire & Rubber Co. (The) (Æ) 6,735 83
Grand Canyon Education, Inc. (Æ)(Ð) 2,801 269
Hasbro, Inc. 853 67
Hilton Worldwide Holdings, Inc. (Û) 5,334 683
Lear Corp. (Ð) 2,252 340
LKQ Corp. 2,736 150
Lowe's Cos., Inc. 10,737 2,056
Madison Square Garden Sports Corp. Class
A (Æ) 1,975 304
Netflix, Inc. (Æ) 3,767 847
New York Times Co. (The) Class A 2,500 80
Nike, Inc. Class B 21,530 2,474
NVR, Inc. (Æ)(Û) 105 461
O'Reilly Automotive, Inc. (Æ) 1,251 880
Pool Corp. 374 134
Ross Stores, Inc. 20,888 1,697
Starbucks Corp. 11,370 964
Target Corp. 2,374 388
Tesla, Inc. (Æ) 1,238 1,104
Ulta Salon Cosmetics & Fragrance, Inc. (Æ) 1,525 593
VF Corp. 1,213 54
Walt Disney Co. (The) (Æ) 26,495 2,810
Yum China Holdings, Inc. 8,972 437
Yum! Brands, Inc. 9,464 1,160
Zillow Group, Inc. Class A (Æ) 10,386 364
30,712
Consumer Staples - 8.1%
Altria Group, Inc. (Ð)(Û) 21,775 955
Boston Beer Co., Inc. Class A (Æ) 928 353
Bunge, Ltd. (Û) 5,732 529
Cal-Maine Foods, Inc. 2,524 129
Clorox Co. (The) (Û) 3,937 558
Coca-Cola Co. (The) 31,452 2,018
Colgate-Palmolive Co. 21,550 1,697
ConAgra Foods, Inc. 19,903 681
CVS Health Corp. 24,511 2,345
Hain Celestial Group, Inc. (The) (Æ)(Ð) 5,186 118
Hershey Co. (The) (Û) 3,470 791
Ingredion, Inc. 3,101 282
JM Smucker Co. (The) 6,177 817
Kroger Co. (The) 22,438 1,042
Mondelez International, Inc. Class A 30,950 1,982
PepsiCo, Inc. 6,021 1,053
Post Holdings, Inc. (Æ)(Ð) 4,285 373
Procter & Gamble Co. (The) 5,589 776
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sysco Corp. 31,143 2,645
19,144
Energy - 0.9%
Chevron Corp. 3,599 589
Exxon Mobil Corp. 2,027 196
Kinder Morgan, Inc. (Ð) 28,955 521
Phillips 66 (Û) 8,828 785
2,091
Financial Services - 16.3%
Allstate Corp. (The) (Û) 5,040 590
American Equity Investment Life Holding
Co. 617 23
American Express Co. 5,466 842
American Tower Corp. (ö) 7,540 2,041
Ameriprise Financial, Inc. 1,388 375
AXA Equitable Holdings 14,944 425
Axis Capital Holdings, Ltd. 5,082 257
Bank of America Corp. 2,944 100
Bank of New York Mellon Corp. (The) (Û) 17,830 775
Berkshire Hathaway, Inc. Class B (Æ) 5,155 1,550
BOK Financial Corp. 3,361 296
Brandywine Realty Trust (ö) 3,857 36
Brighthouse Financial, Inc. (Æ) 6,349 276
Camden Property Trust (ö) 3,006 424
CBRE Group, Inc. Class A 4,286 367
Charles Schwab Corp. (The) 25,540 1,764
Citizens Financial Group, Inc. 396 15
CNO Financial Group, Inc. 9,066 170
Comerica, Inc. (Û) 3,973 309
Commerce Bancshares, Inc. 2,066 144
Crown Castle International Corp. (ö) 1,184 214
Cullen/Frost Bankers, Inc. 681 89
East West Bancorp, Inc. 2,328 167
Equinix, Inc. (Æ)(ö) 1,944 1,368
Essex Property Trust, Inc. (Ð)(ö) 1,507 432
Everest Re Group, Ltd. 1,937 506
Extra Space Storage, Inc. (Ð)(ö) 3,315 628
First American Financial Corp. 2,308 134
First Citizens BancShares, Inc. Class A 223 169
First Horizon National Corp. 5,095 114
First Industrial Realty Trust, Inc. (ö) 3,675 191
First Republic Bank 11,093 1,805
Healthpeak Properties, Inc. (Ð)(ö) 21,624 597
Howard Hughes Corp. (The) (Æ) 1,281 91
Hudson Pacific Properties, Inc. (ö) 12,568 189
Huntington Bancshares, Inc. 13,059 174
Jackson Financial, Inc. Class A 4,420 122
Jones Lang LaSalle, Inc. (Æ) 1,513 288
JPMorgan Chase & Co. 2,014 232
Kemper Corp. (Ð) 1,010 47
KeyCorp (Û) 15,671 287
Lamar Advertising Co. Class A (ö) 1,456 147
M&T Bank Corp. 942 167
Markel Corp. (Æ) 1,610 2,087
Marsh & McLennan Cos., Inc. 11,614 1,904
MasterCard, Inc. Class A 1,550 548
Mercury General Corp. 3,795 159

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MetLife, Inc. (Û) 6,944 439
Navient Corp. (Ð) 8,049 133
OneMain Holdings, Inc. (Æ) 6,541 243
Phillips Edison & Co., Inc. (ö) 3,154 107
Piedmont Office Realty Trust, Inc. Class A (ö) 12,465 172
Pinnacle Financial Partners, Inc. 1,599 126
Popular, Inc. 6,319 491
Prologis, Inc. (ö) 240 32
Prosperity Bancshares, Inc. 1,066 79
Public Storage (ö) 244 80
Raymond James Financial, Inc. 5,917 583
Regions Financial Corp. 6,511 138
Reinsurance Group of America, Inc. Class A 3,506 406
RenaissanceRe Holdings, Ltd. 2,217 287
Rexford Industrial Realty, Inc. (ö) 384 25
SBA Communications Corp. (ö) 1,979 664
SL Green Realty Corp. (Ð)(ö) 4,262 212
SLM Corp. 17,028 266
State Street Corp. 22,595 1,605
STORE Capital Corp. (ö) 12,401 360
SVB Financial Group (Æ) 331 134
Synchrony Financial 19,572 655
Synovus Financial Corp. 2,056 83
Towne Bank 1,885 56
Unum Group 9,425 303
US Bancorp 54,897 2,590
Virtu Financial, Inc. Class A 7,009 164
Visa, Inc. Class A 15,601 3,308
Washington Federal, Inc. 3,264 111
Western Alliance Bancorp 1,176 90
WR Berkley Corp. (Ð) 5,804 363
Zions Bancorp NA 7,711 421
38,361
Health Care - 14.8%
Abbott Laboratories 10,386 1,130
Allscripts Healthcare Solutions, Inc. (Æ) 7,711 122
Amgen, Inc. 8,128 2,012
Biogen, Inc. (Æ) 3,253 700
Boston Scientific Corp. (Æ) 3,590 147
Bristol-Myers Squibb Co. 621 46
Cardinal Health, Inc. 10,619 632
Centene Corp. (Æ) 11,166 1,038
Cigna Corp. (Ð)(Û) 3,926 1,081
DaVita HealthCare Partners, Inc. (Æ) 3,368 283
Dentsply Sirona, Inc. 7,035 254
Edwards Lifesciences Corp. (Æ) 1,448 146
Eli Lilly & Co. 814 268
Exelixis, Inc. (Æ) 12,359 259
Gilead Sciences, Inc. (Û) 16,298 974
Humana, Inc. (Û) 2,306 1,111
Incyte Corp. (Æ) 7,910 614
Intuitive Surgical, Inc. (Æ) 4,405 1,014
IQVIA, Inc. (Æ) 3,611 868
Johnson & Johnson 26,770 4,673
McKesson Corp. (Û) 2,898 990
Medtronic PLC 16,828 1,558
Merck & Co., Inc. (Û) 9,096 812
Molina Healthcare, Inc. (Æ) 2,044 670
Perrigo Co. PLC 16,430 688
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pfizer, Inc. 12,065 609
Quest Diagnostics, Inc. 4,038 551
Regeneron Pharmaceuticals, Inc. (Æ) 1,946 1,133
ResMed, Inc. 264 63
Sarepta Therapeutics, Inc. (Æ) 1,985 185
Stryker Corp. 747 160
Thermo Fisher Scientific, Inc. 5,385 3,223
United Therapeutics Corp. (Æ) 3,009 695
UnitedHealth Group, Inc. 7,429 4,030
Vertex Pharmaceuticals, Inc. (Æ) 4,043 1,134
Viatris, Inc. 52,712 511
Zoetis, Inc. Class A 1,682 307
34,691
Materials and Processing - 4.6%
Air Products & Chemicals, Inc. 4,891 1,214
Axalta Coating Systems, Ltd. (Æ) 11,910 300
Ball Corp. 15,250 1,120
Berry Plastics Group, Inc. (Æ) 5,869 338
Celanese Corp. Class A 3,215 378
Copart, Inc. (Æ) 2,499 320
DuPont de Nemours, Inc. (Ð) 11,412 699
Ecolab, Inc. 10,253 1,693
Huntsman Corp. (Ð) 6,133 178
International Paper Co. (Ð) 4,577 196
Linde PLC (Æ) 3,876 1,171
Louisiana-Pacific Corp. 5,889 375
Masco Corp. (Ð) 1,724 95
Packaging Corp. of America 425 60
Reliance Steel & Aluminum Co. 974 185
Sherwin-Williams Co. (The) 4,542 1,099
Sonoco Products Co. (Ð) 5,524 351
Southern Copper Corp. 6,430 320
Trane Technologies PLC 2,908 427
Westrock Co. 8,940 379
10,898
Producer Durables - 14.7%
3M Co. 877 126
Aerojet Rocketdyne Holdings, Inc. (Æ)(Ð) 4,405 192
AGCO Corp. 899 98
Allison Transmission Holdings, Inc. Class A 6,104 256
Avery Dennison Corp. 1,538 293
Cummins, Inc. 493 109
Danaher Corp. 5,208 1,518
EMCOR Group, Inc. 1,587 185
Expeditors International of Washington,
Inc. (Û) 3,600 383
FedEx Corp. (Û) 5,117 1,193
FleetCor Technologies, Inc. (Æ) 3,909 860
Flowserve Corp. 6,290 213
Fortive Corp. 26,349 1,698
Frontdoor, Inc. (Æ) 7,373 197
Global Payments, Inc. 12,054 1,474
GXO Logistics, Inc. (Æ) 25,644 1,231
Honeywell International, Inc. 12,342 2,376
Insperity, Inc. 797 87
Jacobs Engineering Group, Inc. (Û) 3,111 427
JB Hunt Transport Services, Inc. 1,193 219
Johnson Controls International PLC (Æ) 9,661 521

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Keysight Technologies, Inc. (Æ) 1,039 169
Korn Ferry 1,799 118
Landstar System, Inc. 2,038 319
Lockheed Martin Corp. (Û) 2,473 1,023
ManpowerGroup, Inc. 5,265 413
Mettler-Toledo International, Inc. (Æ) 1,020 1,377
Moody's Corp. 5,515 1,711
Murphy USA, Inc. (Ð) 1,084 308
National Instruments Corp. 4,762 181
Old Dominion Freight Line, Inc. 1,212 368
Oshkosh Corp. (Ð) 3,669 316
Otis Worldwide Corp. 4,263 333
PayPal Holdings, Inc. (Æ) 13,433 1,163
Pentair PLC 4,406 215
Republic Services, Inc. Class A (Û) 914 127
Rollins, Inc. 3,408 131
Roper Technologies, Inc. 2,233 975
Ryder System, Inc. 2,129 167
S&P Global, Inc. 3,209 1,210
Schneider National, Inc. Class B 16,426 416
Stanley Black & Decker, Inc. 9,384 913
TE Connectivity, Ltd. 1,036 139
Teledyne Technologies, Inc. (Æ) 282 110
Terex Corp. 5,801 194
TransDigm Group, Inc. (Æ) 3,199 1,992
Travel + Leisure Co. (Æ) 6,663 287
Trimble Navigation, Ltd. (Æ) 2,008 139
TriNet Group, Inc. (Æ) 2,426 200
Trinity Industries, Inc. 5,508 143
United Parcel Service, Inc. Class B 10,942 2,133
Vertiv Group Corp. 24,597 281
Vontier Corp. 39,999 1,032
Werner Enterprises, Inc. 2,291 101
WW Grainger, Inc. 3,288 1,787
Xerox Holdings Corp. 14,560 249
Zebra Technologies Corp. Class A (Æ) 469 168
34,564
Technology - 28.1%
Accenture PLC Class A 1,017 311
Activision Blizzard, Inc. 2,744 219
Adobe, Inc. (Æ) 7,399 3,034
Advanced Micro Devices, Inc. (Æ) 1,940 183
Alphabet, Inc. Class A (Æ) 8 , 740 1,017
Alphabet, Inc. Class C (Æ)(Û) 55 , 520 6,476
Amphenol Corp. Class A 14,861 1,146
Analog Devices, Inc. 566 97
Ansys, Inc. (Æ) 481 134
Apple, Inc. (Ð) 75,419 12,258
Applied Materials, Inc. 1,855 197
Arista Networks, Inc. (Æ) 3,112 363
Arrow Electronics, Inc. (Æ) 4,361 559
Atlassian Corp. PLC Class A (Æ) 1,555 325
Autodesk, Inc. (Æ) 5,887 1,273
Avnet, Inc. 6,801 326
Booking Holdings, Inc. (Æ) 48 93
Box, Inc. Class A (Æ)(Ð) 6,205 176
Broadcom, Inc. 745 399
Cadence Design Systems, Inc. (Æ) 1,882 350
Ciena Corp. (Æ) 9,716 501
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cirrus Logic, Inc. (Æ) 6,472 553
Cisco Systems, Inc. 9,476 430
Cognex Corp. 1,405 72
CommVault Systems, Inc. (Æ) 1,451 81
CSG Systems International, Inc. 1,160 76
Dell Technologies, Inc. Class C 7,186 324
Dropbox, Inc. Class A (Æ) 18,596 423
Duck Creek Technologies, Inc. (Æ) 2,723 38
Electronic Arts, Inc. 2,450 322
Entegris, Inc. 865 95
F5, Inc. (Æ) 2,837 475
Fortinet, Inc. (Æ) 13,290 793
GoDaddy, Inc. Class A (Æ) 5,550 412
Hewlett Packard Enterprise Co. 34,994 498
Intel Corp. (Û) 28,454 1,033
InterDigital, Inc. 1,836 113
Intuit, Inc. 5,924 2,702
Jabil Circuit, Inc. 1,088 65
Juniper Networks, Inc. 19,632 550
KLA Corp. 747 287
Lam Research Corp. 110 55
Lyft, Inc. Class A (Æ)(Ð) 21,598 299
Match Group, Inc. (Æ) 10,269 753
Meta Platforms, Inc. Class A (Æ) 6,698 1,066
Microchip Technology, Inc. 58,254 4,011
Micron Technology, Inc. 11,266 697
Microsoft Corp. (Ð) 36,913 10,363
Monolithic Power Systems, Inc. 362 168
MSCI, Inc. Class A 2,847 1,370
NetApp, Inc. (Ð) 8,352 596
Nutanix, Inc. Class A (Æ) 18,812 285
NVIDIA Corp. 3,955 718
Qorvo, Inc. (Æ) 1,175 122
QUALCOMM, Inc. 755 110
Salesforce, Inc. (Æ) 10,803 1,988
Sanmina Corp. (Æ) 2,838 131
SAP SE
-
ADR 7,842 731
Skyworks Solutions, Inc. 1,468 160
Synopsys, Inc. (Æ) 1,177 433
Take-Two Interactive Software, Inc. (Æ) 379 50
Texas Instruments, Inc. 2,022 362
Verint Systems, Inc. (Æ) 6,867 314
VeriSign, Inc. (Æ) 3,400 643
Western Digital Corp. (Æ) 12,066 592
Wix.com, Ltd. (Æ) 2,789 165
Workday, Inc. Class A (Æ) 6,730 1,044
66,005
Utilities - 2.8%
American Water Works Co., Inc. 1,272 198
AT&T, Inc. (Û) 17,237 324
Avangrid, Inc. (Ð) 14,168 690
Brookfield Renewable Corp. Class A 21,422 837
Cheniere Energy, Inc. (Û) 5,601 837
CMS Energy Corp. (Û) 7,867 540
Consolidated Edison, Inc. 1,396 139
Essential Utilities, Inc. 6,693 348
Eversource Energy (Æ) 706 62
Exelon Corp. 3,088 144
National Fuel Gas Co. 2,056 149

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Northwest Natural Holding Co. 3,648 196
Pinnacle West Capital Corp. (Ð) 6,292 462
Plains GP Holdings, LP Class A (Æ)(Ð) 11,418 128
Sempra Energy 1,617 268
Spire, Inc. 2,932 221
Telephone & Data Systems, Inc. 944 15
T-Mobile US, Inc. (Æ) 3,295 471
UGI Corp. 7,249 313
Verizon Communications, Inc. 6,357 294
6,636
Total Common Stocks
(cost $192,156) 243,102
Short-Term Investments - 3.7%
U.S. Cash Management Fund(@) 8,783,496 (∞) 8,780
Total Short-Term Investments
(cost $8,780) 8,780
Total Investments - 107.1%
(identified cost $200,936) 251,882
Securities Sold Short - (7.4)%
Consumer Discretionary - (1.3)%
Acushnet Holdings Corp. (2,625) (128)
AMC Entertainment Holdings, Inc. Class
A (Æ) (5,595) (81)
Boot Barn Holdings, Inc. (Æ) (1,276) (79)
Callaway Golf Co. (Æ) (7,854) (180)
Carvana Co. (Æ) (4,959) (145)
Cinemark Holdings, Inc. (Æ) (2,766) (51)
Dorman Products, Inc. (Æ) (2,019) (204)
H&R Block, Inc. (5,494) (220)
Hilton Grand Vacations, Inc. (Æ) (2,879) (117)
Joby Aviation, Inc. (Æ) (10,851) (60)
Leggett & Platt, Inc. (5,739) (227)
Liberty Broadband Corp. Class A (Æ) (2,603) (283)
Liberty Media Corp.-Liberty Formula One
Class C (Æ) (2,419) (164)
Mattel, Inc. (Æ) (10,095) (234)
Ollie's Bargain Outlet Holdings, Inc. (Æ) (3,219) (190)
Pool Corp. (820) (293)
Strategic Eduation, Inc. (Æ) (949) (68)
TechTarget, Inc. (Æ) (647) (42)
Wolverine World Wide, Inc. (2,682) (60)
YETI Holdings, Inc. (Æ) (5,791) (294)
(3,120)
Consumer Staples - (0.2)%
Beauty Health Co. (The) (Æ) (3,815) (51)
Celsius Holdings, Inc. (Æ) (1,802) (160)
Freshpet, Inc. (Æ) (2,210) (118)
MGP Ingredients, Inc. (734) (77)
(406)
Energy - (0.5)%
Array Technologies, Inc. (Æ) (2,517) (42)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cabot Oil & Gas Corp. (9,754) (298)
ChampionX Corp. (3,791) (79)
EQT Corp. (2,912) (128)
Pioneer Natural Resources Co. (461) (109)
Shoals Technologies Group, Inc. Class A (Æ) (4,801) (113)
SolarEdge Technologies, Inc. (Æ) (144) (52)
Southwestern Energy Co. (Æ) (18,300) (129)
Sunnova Energy International, Inc. (Æ) (2,537) (66)
SunPower Corp. Class A (Æ) (1,424) (29)
Sunrun, Inc. (Æ) (6,050) (198)
(1,243)
Financial Services - (1.2)%
Apollo Global Management, Inc. (5,915) (338)
Arbor Realty Trust, Inc. (ö) (17,629) (293)
Berkshire Hathaway, Inc. Class B (Æ) (425) (128)
Blackstone Group, Inc. (The) Class A (2,792) (285)
Cohen & Steers, Inc. (3,886) (286)
Erie Indemnity Co. Class A (204) (41)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. (ö) (444) (16)
Kite Realty Group Trust (ö) (9,543) (190)
KKR & Co., Inc. Class A (5,935) (329)
PJT Partners, Inc. Class A (1,784) (128)
Progyny, Inc. (Æ) (2,792) (85)
Realty Income Corp. (ö) (4,366) (323)
Safehold, Inc. (Æ) (1,878) (80)
SoFi Technologies, Inc. (Æ) (3,230) (20)
Trupanion, Inc. (Æ) (1,005) (63)
VICI Properties, Inc. (ö) (8,580) (293)
(2,898)
Health Care - (1.2)%
AdaptHealth Corp. (Æ) (5,760) (127)
Agiliti, Inc. (Æ) (2,479) (54)
agilon health, Inc. (Æ) (5,815) (146)
Apollo Medical Holdings, Inc. (Æ) (604) (32)
Arvinas, Inc. (Æ) (863) (46)
Bio-Rad Laboratories, Inc. Class A (Æ) (515) (290)
Cerevel Therapeutics Holdings, Inc. (Æ) (921) (24)
Cytokinetics, Inc. (Æ) (2,033) (86)
Denali Therapeutics, Inc. (Æ) (2,867) (98)
Halozyme Therapeutics, Inc. (Æ) (1,857) (91)
ICU Medical, Inc. (Æ) (929) (165)
Insmed, Inc. (Æ) (1,452) (32)
Intellia Therapeutics, Inc. (Æ) (519) (34)
Intra-Cellular Therapies, Inc. Class A (Æ) (2,044) (111)
iRhythm Technologies, Inc. (Æ) (148) (23)
Lantheus Holdings, Inc. (Æ) (1,372) (105)
Oak Street Health, Inc. (Æ) (4,887) (141)
Option Care Health, Inc. (Æ) (5,289) (178)
PerkinElmer, Inc. (2,006) (309)
Premier, Inc. Class A (5,917) (228)
Surgery Partners, Inc. (Æ) (2,884) (114)

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 11
cif
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tenet Healthcare Corp. (Æ) (4,188) (277)
Twist Bioscience Corp. (Æ) (1,132) (50)
(2,761)
Materials and Processing - (0.9)%
AAON, Inc. (4,290) (258)
Advanced Drainage Systems, Inc. (914) (108)
Alcoa Corp. (5,833) (297)
Allegheny Technologies, Inc. (Æ) (4,573) (114)
Cleveland-Cliffs, Inc. (Æ) (17,811) (315)
International Flavors & Fragrances, Inc. (2,516) (312)
KAR Auction Services, Inc. (Æ) (4,618) (79)
Leslie's, Inc. (Æ) (9,004) (137)
Livent Corp. (Æ) (2,548) (63)
Quaker Chemical Corp. (1,192) (193)
RBC Bearings, Inc. (Æ) (518) (122)
(1,998)
Producer Durables - (0.6)%
Bloom Energy Corp. Class A (Æ) (1,555) (31)
Chart Industries, Inc. (Æ) (367) (72)
Danaher Corp. (1,131) (330)
Fox Factory Holding Corp. (Æ) (1,737) (164)
FTI Consulting, Inc. (Æ) (1,579) (258)
Gentex Corp. (3,653) (103)
LCI Industries (940) (127)
Plug Power, Inc. (Æ) (892) (19)
QuantumScape Corp. (Æ) (2,481) (27)
R1 RCM, Inc. (Æ) (10,782) (270)
(1,401)
Technology - (1.3)%
Appfolio, Inc. Class A (Æ) (627) (64)
Appian Corp. (Æ) (794) (39)
AppLovin Corp. Class A (Æ) (7,146) (254)
Bentley Systems, Inc. Class B (4,923) (195)
Bill.com Holdings, Inc. (Æ) (1,892) (256)
Broadridge Financial Solutions, Inc. (2,005) (322)
Bumble, Inc. Class A (Æ) (3,788) (144)
Cargurus, Inc. (Æ) (3,246) (79)
CCC Intelligent Solutions Holdings, Inc. (Æ) (6,935) (69)
DoubleVerify Holdings, Inc. (Æ) (3,356) (77)
E2open Parent Holdings, Inc. (Æ) (7,296) (49)
Entegris, Inc. (2,387) (262)
Envestnet, Inc. (Æ) (1,686) (98)
FormFactor, Inc. (Æ) (1,807) (64)
II-VI, Inc. (Æ) (2,624) (138)
nCino, Inc. (Æ) (2,750) (89)
Paycor HCM, Inc. (Æ) (1,675) (45)
PTC, Inc. (Æ) (2,584) (319)
Super Micro Computer, Inc. (Æ) (726) (39)
Take-Two Interactive Software, Inc. (Æ) (1,366) (181)
Verra Mobility Corp. (Æ) (5,118) (84)
Wolfspeed, Inc. (Æ) (2,914) (243)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(3,110)
Utilities - (0.2)%
Civitas Resources, Inc. (2,607) (154)
New Fortress Energy, Inc. (2,682) (131)
Northern Oil and Gas, Inc. (896) (26)
Vistra Corp. (7,907) (204)
(515)
Total Securities Sold Short
(proceeds $17,996) (17,452)
Other Assets and Liabilities, Net
- 0.3%
676
Net Assets - 100.0%
235,106

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 Sustainable Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 44 USD 9,094 09/22 747
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts 747
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 30,712 $ — $ —
$ —
$ 30,712
Consumer Staples 19,144 — —
—
19,144
Energy 2,091 — —
—
2,091
Financial Services 38,361 — —
—
38,361
Health Care 34,691 — —
—
34,691
Materials and Processing 10,898 — —
—
10,898
Producer Durables 34,564 — —
—
34,564
Technology 66,005 — —
—
66,005
Utilities 6,636 — —
—
6,636
Short-Term Investments — — — 8,780 8,780
Total Investments
243,102 — — 8,780 251,882
Securities Sold Short** (17,452) — — — (17,452)
Other Financial Instruments
Assets
Futures Contracts 747 — — — 747
Total Other Financial Instruments
*
$ 747 $ — $ — $ — $ 747
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2022, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.5%
Consumer Discretionary - 12.3%
Advance Auto Parts, Inc. 16,105 3,118
Amazon.com, Inc. (Æ) 823,617 111,147
Autoliv, Inc. 146,383 12,589
AutoZone, Inc. (Æ) 1,220 2,608
Charter Communications, Inc. Class A (Æ) 71,920 31,077
Comcast Corp. Class A 310,938 11,666
Costco Wholesale Corp. 24,770 13,408
Dollar General Corp. 12,584 3,126
DR Horton, Inc. 210,367 16,415
FactSet Research Systems, Inc. 14,440 6,205
Garmin, Ltd. 57,479 5,611
General Motors Co. 596,065 21,613
Genuine Parts Co. 29,136 4,454
Home Depot, Inc. (The) 29,842 8,981
Lithia Motors, Inc. Class A 50,079 13,285
Lowe's Cos., Inc. 15,163 2,904
McDonald's Corp. 17,623 4,641
Nike, Inc. Class B 307,395 35,326
NVR, Inc. (Æ) 1,630 7,161
O'Reilly Automotive, Inc. (Æ) 3,893 2,739
PulteGroup, Inc. 417,304 18,203
Tesla, Inc. (Æ) 28,111 25,060
Thor Industries, Inc. 191,166 16,121
Tractor Supply Co. 13,674 2,618
Walmart, Inc. 65,637 8,667
Walt Disney Co. (The) (Æ) 251,694 26,705
Yum! Brands, Inc. 11,134 1,364
416,812
Consumer Staples - 5.2%
Archer-Daniels-Midland Co. 72,665 6,014
Church & Dwight Co., Inc. 16,495 1,451
Coca-Cola Co. (The) 107,262 6,883
ConAgra Foods, Inc. 445,765 15,250
CVS Health Corp. 394,739 37,769
Estee Lauder Cos., Inc. (The) Class A 12,628 3,449
General Mills, Inc. 43,678 3,267
Haleon PLC Class W
-
ADR (Æ) 441,969 3,107
Hershey Co. (The) 23,431 5,341
Ingredion, Inc. 209,876 19,094
Kraft Heinz Co. (The) 60,137 2,215
Kroger Co. (The) 357,971 16,624
Monster Beverage Corp. (Æ) 39,031 3,888
PepsiCo, Inc. 61,184 10,705
Philip Morris International, Inc. 44,519 4,325
Procter & Gamble Co. (The) 85,133 11,826
Tyson Foods, Inc. Class A 214,076 18,841
Walgreens Boots Alliance, Inc. 146,511 5,805
175,854
Energy - 3.3%
BP PLC
-
ADR 685,208 20,131
Canadian Natural Resources, Ltd. 237,500 13,110
Chevron Corp. 191,198 31,314
Exxon Mobil Corp. 32,571 3,157
Kinder Morgan, Inc. 722,889 13,005
Shell PLC
-
ADR 349,185 18,640
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Williams Cos., Inc. (The) 323,533 11,029
110,386
Financial Services - 17.5%
AerCap Holdings Ltd. / AerCap Global
Aviation Trust (Æ) 365,115 16,379
Aflac, Inc. 88,839 5,090
American Express Co. 22,800 3,512
American Homes 4 Rent Class A (ö) 42,889 1,625
American Tower Corp. (ö) 20,396 5,524
Assurant, Inc. 15,528 2,730
AvalonBay Communities, Inc. (ö) 9,155 1,959
Bank of America Corp. 656,928 22,211
Bank of New York Mellon Corp. (The) 81,791 3,555
Berkshire Hathaway, Inc. Class B (Æ) 125,291 37,662
BlackRock, Inc. Class A 7,070 4,731
Brown & Brown, Inc. 48,917 3,185
Cboe Global Markets, Inc. 17,631 2,175
CBRE Group, Inc. Class A 62,668 5,366
Charles Schwab Corp. (The) 208,713 14,412
Chubb, Ltd. 22,309 4,208
Citigroup, Inc. 941,347 48,856
CME Group, Inc. Class A 16,597 3,311
Crown Castle International Corp. (ö) 31,355 5,665
Equinix, Inc. (Æ)(ö) 5,499 3,870
Equity LifeStyle Properties, Inc. Class A (ö) 23,149 1,702
Equity Residential (ö) 38,172 2,992
Extra Space Storage, Inc. (ö) 11,690 2,216
Gaming and Leisure Properties, Inc. (ö) 65,468 3,404
Globe Life, Inc. (Æ) 30,657 3,088
Hartford Financial Services Group, Inc. 49,332 3,180
Howard Hughes Corp. (The) (Æ) 119,268 8,455
Intercontinental Exchange, Inc. 32,848 3,350
Invitation Homes, Inc. (ö) 63,293 2,470
JPMorgan Chase & Co. 279,546 32,248
KKR & Co., Inc. Class A 577,914 32,051
Lamar Advertising Co. Class A (ö) 37,091 3,748
M&T Bank Corp. 10,794 1,915
Marsh & McLennan Cos., Inc. 16,594 2,721
MasterCard, Inc. Class A 200,463 70,922
Morgan Stanley 73,935 6,233
National Retail Properties, Inc. (ö) 32,251 1,535
New York Community Bancorp, Inc. (Ñ) 1,391,276 14,775
Northern Trust Corp. 47,708 4,760
PNC Financial Services Group, Inc. (The) 17,630 2,926
Popular, Inc. 222,291 17,265
Progressive Corp. (The) 40,119 4,616
Prologis, Inc. (ö) 16,182 2,145
Public Storage (ö) 16,420 5,360
Raymond James Financial, Inc. 59,021 5,812
Realty Income Corp. (ö) 86,625 6,409
Reinsurance Group of America, Inc. Class A 142,584 16,508
Rexford Industrial Realty, Inc. (ö) 41,390 2,707
SEI Investments Co. 42,119 2,332
T. Rowe Price Group, Inc. 44,725 5,522
Travelers Cos., Inc. (The) 25,366 4,026
Truist Financial Corp. 65,828 3,322
US Bancorp 74,516 3,517
Visa, Inc. Class A 320,498 67,981
Wells Fargo & Co. 509,123 22,335

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Willis Towers Watson PLC (Æ) 86,630 17,927
WP Carey, Inc. (ö) 25,392 2,268
WR Berkley Corp. 50,822 3,178
593,947
Health Care - 13.2%
Abbott Laboratories 62,440 6,796
AbbVie, Inc. 52,697 7,563
Agilent Technologies, Inc. 56,283 7,548
Align Technology, Inc. (Æ) 61,178 17,189
Amgen, Inc. 20,672 5,116
Anthem, Inc. (Æ) 17,044 8,132
AstraZeneca PLC
-
ADR 189,563 12,555
Baxter International, Inc. 26,553 1,558
Biogen, Inc. (Æ) 21,638 4,653
Boston Scientific Corp. (Æ) 62,153 2,551
Bristol-Myers Squibb Co. 239,838 17,695
Catalent, Inc. (Æ) 354,022 40,040
Centene Corp. (Æ) 67,666 6,291
Cigna Corp. 32,271 8,886
Dentsply Sirona, Inc. 305,207 11,036
Edwards Lifesciences Corp. (Æ) 425,865 42,816
Gilead Sciences, Inc. 115,982 6,930
GSK Finance No. 3 PLC
-
ADR 353,575 14,910
Intuitive Surgical, Inc. (Æ) 106,678 24,554
Jazz Pharmaceuticals PLC (Æ) 108,686 16,962
Johnson & Johnson 195,654 34,146
Medtronic PLC 179,702 16,626
Pfizer, Inc. 446,162 22,536
Qiagen NV (Æ) 261,567 12,984
Stryker Corp. 12,535 2,692
Thermo Fisher Scientific, Inc. 18,240 10,915
UnitedHealth Group, Inc. 42,771 23,196
Veeva Systems, Inc. Class A (Æ) 158,989 35,547
Viatris, Inc. 902,378 8,744
West Pharmaceutical Services, Inc. 9,522 3,271
Zimmer Biomet Holdings, Inc. 125,757 13,882
448,320
Materials and Processing - 2.4%
Air Products & Chemicals, Inc. 9,844 2,444
Copart, Inc. (Æ) 11,271 1,444
Crown Holdings, Inc. 110,832 11,269
DuPont de Nemours, Inc. 258,936 15,855
Eastman Chemical Co. 115,374 11,068
Fastenal Co. 95,882 4,924
Huntsman Corp. 358,808 10,391
LyondellBasell Industries NV Class A 21,048 1,876
Newmont Corp. 284,332 12,874
Packaging Corp. of America 13,290 1,869
PPG Industries, Inc. 10,676 1,380
Sherwin-Williams Co. (The) 7,433 1,798
Southern Copper Corp. 105,957 5,277
82,469
Producer Durables - 11.7%
3M Co. 46,911 6,720
Alaska Air Group, Inc. (Æ) 242,381 10,745
Ametek, Inc. 38,186 4,716
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AO Smith Corp. 67,605 4,277
Automatic Data Processing, Inc. 12,465 3,006
Canadian Pacific Railway, Ltd. 445,923 35,170
Carlisle Cos., Inc. 7,066 2,092
CH Robinson Worldwide, Inc. 19,423 2,150
Cintas Corp. 6,621 2,817
CSX Corp. 55,395 1,791
Cummins, Inc. 28,336 6,271
Danaher Corp. 22,840 6,657
Delta Air Lines, Inc. (Æ) 512,075 16,284
Dover Corp. 34,461 4,607
Eaton Corp. PLC 45,965 6,821
Emerson Electric Co. 108,216 9,747
Expeditors International of Washington, Inc. 44,477 4,726
FedEx Corp. 108,853 25,373
Fortive Corp. 50,768 3,272
FTI Consulting, Inc. (Æ) 22,284 3,645
General Dynamics Corp. 29,587 6,706
Gentex Corp. 181,162 5,112
Global Payments, Inc. 166,632 20,382
Hubbell, Inc. Class B 13,298 2,913
IDEX Corp. 10,994 2,295
Illinois Tool Works, Inc. 12,607 2,619
JB Hunt Transport Services, Inc. 17,656 3,236
Keysight Technologies, Inc. (Æ) 14,391 2,340
L3Harris Technologies, Inc. 23,436 5,624
Landstar System, Inc. 17,271 2,704
Lincoln Electric Holdings, Inc. 10,246 1,449
Littelfuse, Inc. 18,111 5,051
Lockheed Martin Corp. 7,219 2,987
Magna International, Inc. Class A 150,608 9,618
MarketAxess Holdings, Inc. 13,664 3,700
Mettler-Toledo International, Inc. (Æ) 1,856 2,505
Moody's Corp. 13,227 4,104
Morningstar, Inc. 8,690 2,219
Nordson Corp. 14,102 3,257
Old Dominion Freight Line, Inc. 13,669 4,149
PACCAR, Inc. 35,058 3,208
Paychex, Inc. 22,667 2,908
Pentair PLC 93,724 4,582
Regal Rexnord Corp. 32,129 4,315
Robert Half International, Inc. 25,382 2,009
Roper Technologies, Inc. 14,913 6,512
S&P Global, Inc. 96,618 36,418
Snap-on, Inc. 27,861 6,242
TE Connectivity, Ltd. 71,534 9,566
Teledyne Technologies, Inc. (Æ) 13,595 5,321
Trimble Navigation, Ltd. (Æ) 43,415 3,014
Union Pacific Corp. 5,320 1,209
Verisk Analytics, Inc. Class A 14,411 2,742
Vontier Corp. 757,297 19,538
Waste Management, Inc. 191,747 31,554
WW Grainger, Inc. 7,052 3,833
396,828
Technology - 25.1%
Accenture PLC Class A 26,560 8,134
Activision Blizzard, Inc. 28,224 2,257
Adobe, Inc. (Æ) 65,065 26,685
Airbnb, Inc. Class A (Æ) 118,879 13,193

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 15
cif
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Alphabet, Inc. Class A (Æ) 312,520 36,352
Alphabet, Inc. Class C (Æ) 154,980 18,077
Amphenol Corp. Class A 63,662 4,910
Analog Devices, Inc. 77,703 13,362
Apple, Inc. 656,414 106,674
Arrow Electronics, Inc. (Æ) 15,817 2,027
Avnet, Inc. 78,632 3,764
Booking Holdings, Inc. (Æ) 5,842 11,308
Broadcom, Inc. 22,751 12,183
Cadence Design Systems, Inc. (Æ) 36,404 6,774
CDW Corp. 18,970 3,444
Cisco Systems, Inc. 286,861 13,015
Citrix Systems, Inc. 53,049 5,380
Cognizant Technology Solutions Corp. Class
A 92,507 6,287
Coupa Software, Inc. (Æ) 190,987 12,494
Datadog, Inc. Class A (Æ) 149,093 15,209
Fair Isaac Corp. (Æ) 7,656 3,537
Gitlab, Inc. Class A (Æ) 267,856 15,375
Hewlett Packard Enterprise Co. 614,349 8,748
HP, Inc. (Æ) 324,313 10,829
Intel Corp. 472,663 17,162
International Business Machines Corp. 36,329 4,752
Juniper Networks, Inc. 563,116 15,784
Leidos Holdings, Inc. 18,656 1,996
Match Group, Inc. (Æ) 292,638 21,453
Meta Platforms, Inc. Class A (Æ) 206,569 32,865
Micron Technology, Inc. 272,887 16,881
Microsoft Corp. 649,100 182,228
NetApp, Inc. 152,028 10,844
NVIDIA Corp. 145,069 26,349
Oracle Corp. 84,830 6,603
Raytheon Technologies Corp. (Æ) 15,001 1,398
Seagate Technology Holdings PLC 125,104 10,006
ServiceNow, Inc. (Æ) 68,774 30,719
Skyworks Solutions, Inc. 48,681 5,300
Snowflake, Inc. Class A (Æ) 115,503 17,315
Synopsys, Inc. (Æ) 16,626 6,110
Teradyne, Inc. 178,728 18,032
Texas Instruments, Inc. 87,608 15,672
Twilio, Inc. Class A (Æ) 156,088 13,236
Tyler Technologies, Inc. (Æ) 9,057 3,614
Uber Technologies, Inc. (Æ) 1,360,276 31,899
850,236
Utilities - 4.8%
AT&T, Inc. 591,911 11,116
ConocoPhillips Co. 220,656 21,499
Edison International 297,408 20,155
FirstEnergy Corp. 417,203 17,147
NiSource, Inc. 625,803 19,024
PPL Corp. 412,394 11,992
T-Mobile US, Inc. (Æ) 281,410 40,259
UGI Corp. 345,110 14,895
Verizon Communications, Inc. 175,535 8,108
164,195
Total Common Stocks
(cost $2,618,238) 3,239,047
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Short-Term Investments - 4.1%
U.S. Cash Management Fund(@) 139,511,716
(∞)
139,456
Total Short-Term Investments
(cost $139,458) 139,456
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 1,933,800
(∞)
1,934
Total Other Securities
(cost $1,934) 1,934
Total Investments - 99.7%
(identified cost $2,759,630) 3,380,437
Other Assets and Liabilities, Net
- 0.3%
8,515
Net Assets - 100.0%
3,388,952

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 U.S. Strategic Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 661 USD 136,612 09/22 10,023
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts 10,023
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 416,812 $ — $ —
$ —
$ 416,812
Consumer Staples 175,854 — —
—
175,854
Energy 110,386 — —
—
110,386
Financial Services 593,947 — —
—
593,947
Health Care 448,320 — —
—
448,320
Materials and Processing 82,469 — —
—
82,469
Producer Durables 396,828 — —
—
396,828
Technology 850,236 — —
—
850,236
Utilities 164,195 — —
—
164,195
Short-Term Investments — — — 139,456 139,456
Other Securities — — — 1,934 1,934
Total Investments
3,239,047 — — 141,390 3,380,437
Other Financial Instruments
Assets
Futures Contracts 10,023 — — — 10,023
Total Other Financial Instruments
*
$ 10,023 $ — $ — $ — $ 10,023
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2022, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 17
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.7%
Consumer Discretionary - 10.2%
1-800-Flowers.com, Inc. Class A (Æ) 83,595 833
2U, Inc. (Æ)(Ð) 37,790 370
Abercrombie & Fitch Co. Class A (Æ)(Ð) 42,211 752
Academy Sports & Outdoors, Inc. (Ð) 44,650 1,922
Adtalem Global Education, Inc. (Æ) 3,178 127
Altice USA, Inc. Class A (Æ) 42,050 442
American Axle & Manufacturing Holdings,
Inc. (Æ) 190,474 1,698
American Eagle Outfitters, Inc. 18,434 222
American Outdoor Brands, Inc. (Æ) 2,922 23
American Public Education, Inc. (Æ) 22,778 358
America's Car-Mart, Inc. (Æ) 41,661 4,315
Asbury Automotive Group, Inc. (Æ) 4,091 702
Atkore, Inc. (Æ) 4,660 463
BARK, Inc. (Æ) 25,895 37
Barnes & Noble Education, Inc. (Æ) 125,494 340
Bassett Furniture Industries, Inc. 1,535 35
Beazer Homes USA, Inc. (Æ) 11,224 166
BJ's Restaurants, Inc. (Æ) 71,395 1,676
BJ's Wholesale Club Holdings, Inc. (Æ) 10,296 697
Bloomin' Brands, Inc. 43,297 883
Bluegreen Vacations Holding Corp. 2,553 67
BlueLinx Holdings, Inc. (Æ) 1,286 103
Boot Barn Holdings, Inc. (Æ) 64,358 4,010
Brunswick Corp. 18,528 1,484
Buckle, Inc. (The) 22,806 689
Cadre Holdings, Inc. (Ñ) 89,924 2,127
Caleres, Inc. 8,718 216
Carrols Restaurant Group, Inc. 196,173 488
Celestica, Inc. (Æ) 104,462 1,101
Century Communities, Inc. 22,969 1,175
Chegg, Inc. (Æ) 44,889 956
Chuy's Holdings, Inc. (Æ) 10,870 242
Citi Trends, Inc. (Æ) 4,176 103
Comtech Telecommunications Corp. (Ð) 4,327 50
Container Store Group, Inc. (The) (Æ) 11,627 87
Cooper-Standard Holdings, Inc. (Æ) 6,191 27
Cracker Barrel Old Country Store, Inc. 16,171 1,537
Crocs, Inc. (Æ) 8,744 626
Curtiss-Wright Corp. 1,562 224
Dana Holding Corp. 212,321 3,558
Dave & Buster's Entertainment, Inc. (Æ) 9,511 355
Designer Brands, Inc. Class A 137,041 1,978
Dillard's, Inc. Class A (Ð) 3,483 792
Drive Shack, Inc. (Æ) 149,918 204
Driven Brands, Inc. (Æ) 10,890 331
Duolingo, Inc. (Æ) 5,439 499
Ethan Allen Interiors, Inc. 30,071 691
Everi Holdings, Inc. (Æ) 66,558 1,279
Foot Locker, Inc. 36,330 1,031
Genesco, Inc. (Æ) 18,589 1,042
G-III Apparel Group, Ltd. (Æ) 42,640 942
GMS, Inc. (Æ) 19,627 1,042
Goodyear Tire & Rubber Co. (The) (Æ) 264,553 3,249
GoPro, Inc. Class A (Æ)(Ð) 66,672 424
Grand Canyon Education, Inc. (Æ)(Ð)(Û) 13,357 1,283
Group 1 Automotive, Inc. 7,756 1,372
H&R Block, Inc. 8,783 351
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Haverty Furniture Cos., Inc. 4,583 125
HealthStream, Inc. (Æ) 6,200 149
Hibbett, Inc. 7,623 358
Hillenbrand, Inc. 42,960 1,985
iMedia Brands, Inc. (Æ) 102,328 161
International Game Technology PLC 113,128 2,144
KB Home 9,265 302
Kura Sushi USA, Inc. Class A (Æ) 47,462 4,008
Landsea Homes Corp. (Æ) 141,166 1,039
La-Z-Boy, Inc. 14,869 414
Lear Corp. (Û) 27,516 4,159
Levi Strauss & Co. Class A 77,335 1,463
Liberty Latin America, Ltd. Class C (Æ) 58,141 427
Light & Wonder, Inc. Class A (Æ) 33,472 1,705
Lindblad Expeditions Holdings, Inc. (Æ) 37,569 297
Lithia Motors, Inc. Class A 2,137 567
LL Flooring Holdings, Inc. (Æ) 3,629 36
Lulu's Fashion Lounge Holdings, Inc. (Æ) 40,472 227
Macy's, Inc. (Ð) 48,390 854
Marine Products Corp. 4,033 44
MarineMax, Inc. (Æ)(Ð) 21,998 898
MasterCraft Boat Holdings, Inc. (Æ) 16,118 382
Monro Muffler Brake, Inc. 113,579 5,695
Motorcar Parts of America, Inc. (Æ) 44,915 677
Movado Group, Inc. 2,718 92
Nordstrom, Inc. (Ð) 22,134 520
ODP Corp. (The) (Æ)(Ð) 9,880 359
Ollie's Bargain Outlet Holdings, Inc. (Æ) 2,365 139
OptimizeRx Corp. (Æ) 36,825 827
Overstock.com, Inc. (Æ)(Ñ) 32,245 935
Papa John's International, Inc. 7,418 711
Patrick Industries, Inc. 6,137 373
Perdoceo Education Corp. (Æ)(Ð) 18,659 256
Poshmark, Inc. Class A (Æ) 154,616 1,668
Potbelly Corp. (Æ) 88,031 446
PVH Corp. (Ð) 14,610 905
QuinStreet, Inc. (Æ) 47,165 507
RealReal, Inc. (The) (Æ) 139,817 326
Red Robin Gourmet Burgers, Inc. (Æ)(Ð) 5,532 48
Red Rock Resorts, Inc. Class A 26,687 1,050
REV Group, Inc. 157,238 1,831
Ruth's Hospitality Group, Inc. 79,294 1,392
Sally Beauty Holdings, Inc. (Æ) 36,378 465
Scholastic Corp. 72,156 3,396
Shake Shack, Inc. Class A (Æ) 10,348 533
Signet Jewelers, Ltd. 4,549 277
Solo Brands, Inc. Class A (Æ)(Ñ) 266,492 1,330
Sonic Automotive, Inc. Class A 21,486 899
Sportsman's Warehouse Holdings, Inc. (Æ) 19,428 192
Standard Motor Products, Inc. 18,471 845
Steven Madden, Ltd. 60,532 1,919
Stitch Fix, Inc. Class A (Æ) 158,015 943
TEGNA, Inc. 30,003 628
Texas Roadhouse, Inc. Class A 63,152 5,507
Tilly's, Inc. Class A 7,030 53
Toll Brothers, Inc. (Û) 16,023 788
Tri Pointe Homes, Inc. (Æ) 21,009 389
Udemy, Inc. (Æ) 122,074 1,459
Universal Electronics, Inc. (Æ) 48,910 1,357
Universal Technical Institute, Inc. (Æ) 12,865 103

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Urban Outfitters, Inc. (Æ) 13,642 279
Vera Bradley, Inc. (Æ) 2,869 12
Vista Outdoor, Inc. (Æ) 18,927 570
Vroom, Inc. (Æ)(Ð) 68,352 102
Wingstop, Inc. 5,843 737
Xponential Fitness, Inc. Class A (Æ) 38,543 572
YETI Holdings, Inc. (Æ) 33,023 1,677
Zillow Group, Inc. Class A (Æ)(Û) 23,070 807
Zumiez, Inc. (Æ) 17,898 465
118,601
Consumer Staples - 4.4%
Albertsons Cos. LLC / Safeway, Inc. / New
Albertsons, LP / Albertson's LLC Class
A (Û) 37,960 1,019
Alico, Inc. 8,824 322
Andersons, Inc. (The) 6,725 243
Boston Beer Co., Inc. Class A (Æ)(Û) 3,158 1,201
Calavo Growers, Inc. 4,398 177
Celsius Holdings, Inc. (Æ) 35,043 3,117
Chefs' Warehouse Holdings, Inc. (Æ) 22,571 781
Dole PLC 57,419 538
elf Beauty, Inc. (Æ) 316,720 10,621
Energizer Holdings, Inc.
-
GDR (Æ) 53,983 2,147
Fresh Del Monte Produce, Inc. 4,996 148
Grocery Outlet Holding Corp. (Æ) 134,707 5,756
Hain Celestial Group, Inc. (The) (Æ)(Ð) 31,513 717
Healthcare Services Group, Inc. 210,523 3,019
Helen of Troy, Ltd. (Æ) 4,933 660
Herbalife Nutrition, Ltd. (Æ) 54,047 1,319
Honest Co., Inc. (The) (Æ) 303,332 1,013
Ingles Markets, Inc. Class A 5,664 541
Ingredion, Inc. 21,836 1,987
J&J Snack Foods Corp. 17,225 2,334
Medifast, Inc. 5,575 938
MGP Ingredients, Inc. 13,175 1,386
Nathan's Famous, Inc. 11,209 616
National Vision Holdings, Inc. (Æ) 19,308 563
Natural Grocers by Vitamin Cottage, Inc. 63,881 1,059
Nomad Foods, Ltd. (Æ) 32,265 595
Pilgrim's Pride Corp. (Æ)(Û) 2,159 68
Post Holdings, Inc. (Æ)(Ð) 2,977 259
Primo Water Corp. 29,681 392
Quanex Building Products Corp. 89,536 2,203
Rite Aid Corp. (Æ) 30,119 248
Sovos Brands, Inc. (Æ) 151,643 2,147
Spectrum Brands Holdings, Inc. 7,069 492
SunOpta, Inc. (Æ) 95,635 844
Turning Point Brands, Inc. 25,497 611
United Natural Foods, Inc. (Æ) 19,720 838
USANA Health Sciences, Inc. (Æ) 2,747 191
51,110
Energy - 3.9%
Arch Resources, Inc. 8,384 1,083
Aris Water Solution, Inc. Class A 36,212 767
ChampionX Corp. 128,248 2,679
CVR Energy, Inc. (Û) 7,272 244
Delek US Holdings, Inc. 59,999 1,599
Euro Manganese, Inc. (Æ) 922,000 209
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Expro Group Holdings NV (Æ) 62,396 760
Golar LNG, Ltd. (Æ) 43,772 979
Green Brick Partners, Inc. (Æ) 111,635 2,992
Green Plains, Inc. (Æ) 50,705 1,826
Helmerich & Payne, Inc. 28,818 1,334
Hostess Brands, Inc. Class A (Æ) 12,471 282
Infrastructure and Energy Alternatives,
Inc. (Æ) 135,253 1,910
Liberty Energy, Inc. Class A (Æ) 89,788 1,275
Magnolia Oil & Gas Corp. (Æ) 55,794 1,346
Matador Resources Co. 25,330 1,464
Matrix Service Co. (Æ) 94,373 523
Murphy Oil Corp. 15,895 559
Nabors Industries, Inc. (Æ) 4,201 599
National Energy Servicees Reunited Corp. (Æ) 216,824 1,529
Natural Gas Services Group, Inc. (Æ) 62,928 632
Newpark Resources, Inc. (Æ)(Ð) 4,025 14
NexTier Oilfield Solutions, Inc. (Æ) 272,147 2,713
NOV, Inc. (Æ) 109,017 2,029
NOW, Inc. (Æ) 26,231 290
Oil States International, Inc. (Æ) 127,043 648
Par Pacific Holdings, Inc. (Æ) 22,044 364
Patterson-UTI Energy, Inc. 125,158 2,071
PBF Energy, Inc. Class A (Æ)(Ð) 57,129 1,905
ProFrac Holding Corp. Class A (Æ) 9,288 171
ProPetro Holding Corp. (Æ) 29,282 308
REX American Resources Corp. (Æ) 1,264 121
SM Energy Co. 100,363 4,144
Solaris Oilfield Infrastructure, Inc. Class A 230,937 2,561
SunCoke Energy, Inc. 11,882 88
Talon Metals Corp. (Æ) 1,304,000 580
US Silica Holdings, Inc. (Æ) 30,520 422
Warrior Met Coal, Inc. 55,896 1,785
World Fuel Services Corp. 18,373 509
45,314
Financial Services - 21.8%
AerCap Holdings NV (Æ) 6,182 277
Agree Realty Corp. (ö) 36,065 2,870
Alpine Income Property Trust, Inc. (ö) 205,452 3,836
Amalgamated Financial Corp. 1,783 41
American Equity Investment Life Holding
Co. 33,076 1,243
Ameris Bancorp 29,464 1,393
AMERISAFE, Inc. 22,961 1,046
Anywhere Real Estate, Inc. (Æ)(Ð) 55,584 552
Apple Hospitality REIT, Inc. (ö) 220,994 3,686
Argo Group International Holdings, Ltd. 9,736 319
Armada Hoffler Properties, Inc. (ö) 6,517 92
Atlantic Union Bankshares Corp. (Æ) 21,432 741
AXA Equitable Holdings (Û) 6,474 184
Axis Capital Holdings, Ltd. 40,230 2,031
Axos Financial, Inc. (Æ) 8,095 338
Banc of California, Inc. 161,965 2,836
Bancorp, Inc. (The) (Æ) 19,412 478
Bank of Marin Bancorp 31,780 1,040
Bank of NT Butterfield & Son, Ltd. (The) 29,435 998
BankUnited, Inc. 48,566 1,887
BayCom Corp. 768 15
Blackstone Mortgage Trust, Inc. Class A (ö) 43,478 1,347

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Blucora, Inc. (Æ) 147,261 2,945
Braemar Hotels & Resorts, Inc. (Ð)(ö) 12,429 65
Brandywine Realty Trust (ö) 25,811 241
Bridge Investment Group Holdings, Inc.
Class A 3,120 53
Brighthouse Financial, Inc. (Æ)(Ð) 24,711 1,073
Brixmor Property Group, Inc. (ö) 97,619 2,263
Byline Bancorp, Inc. 55,496 1,359
Cadence Bank 219,730 5,736
Cambridge Bancorp 9,789 815
Camden Property Trust (Ð)(ö) 8,861 1,250
Capital Bancorp, Inc. 54,661 1,366
Capital City Bank Group, Inc. 46,045 1,491
Capstar Financial Holdings, Inc. 209,002 4,392
Carter Bankshares, Inc. (Æ) 789 11
CatchMark Timber Trust, Inc. Class A (ö) 172,235 1,936
Cathay General Bancorp 19,750 824
Chatham Lodging Trust (Æ)(Ð)(ö) 6,747 82
Chemung Financial Corp. 327 15
City Holding Co. 14,687 1,275
City Office REIT, Inc. (ö) 24,702 348
Civista Bancshares, Inc. 84,186 1,823
CNO Financial Group, Inc. 37,785 708
Columbia Banking System, Inc. 81,563 2,461
Comerica, Inc. (Û) 16,833 1,309
Community Bank System, Inc. 11,581 780
Compass, Inc. Class A (Æ) 112,402 429
Corporate Office Properties Trust (ö) 19,885 560
Cousins Properties, Inc. (ö) 63,791 1,968
Cowen Group, Inc. Class A 33,190 1,164
CTO Realty Growth, Inc. (Ð)(ö) 86,763 1,840
Curo Group Holdings Corp. 62,486 447
Cushman & Wakefield PLC (Æ) 18,666 314
Customers Bancorp, Inc. (Æ)(Ð) 16,631 636
DiamondRock Hospitality Co. (ö) 127,919 1,187
Diversified Healthcare Trust (Æ) 64,421 111
Donegal Group, Inc. Class A 42,082 595
Douglas Elliman, Inc. 86,394 518
Easterly Government Properties, Inc. (ö) 121,135 2,455
Eastern Bankshares, Inc. 40,568 828
eHealth, Inc. (Æ)(Ð) 9,588 71
Emerald Holding, Inc. (Æ) 65,248 206
Employers Holdings, Inc. 861 34
Encore Capital Group, Inc. (Æ) 6,535 473
Enova International, Inc. (Æ)(Ð) 8,866 306
Enterprise Financial Services Corp. 36,129 1,699
Equity Commonwealth (Æ)(ö) 33,498 940
Essent Group, Ltd. 64,774 2,705
Essential Properties Realty Trust, Inc. (ö) 14,757 356
European Wax Center, Inc. Class A 5,200 109
Everest Re Group, Ltd. (Û) 2,007 525
eXp World Holdings, Inc. (Ñ) 38,579 573
EZCORP, Inc. Class A (Æ)(Ð) 220,238 1,770
Federated Hermes, Inc. Class B 18,679 637
First BanCorp 33,715 509
First Financial Bankshares, Inc. 15,094 667
First Financial Corp. 1,115 52
First Foundation, Inc. 137,596 2,865
First Interstate BancSystem, Inc. Class A 58,948 2,404
First Merchants Corp. 50,995 2,118
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
First Mid Bancshares, Inc. 36,536 1,373
Five Star Bancorp 61,473 1,621
Flagstar Bancorp, Inc. 17,842 735
Flywire Corp. (Æ) 10,381 244
Forestar Group, Inc. (Æ) 2,212 31
Forrester Research, Inc. (Æ) 391 18
Franklin Street Properties Corp. (ö) 11,910 45
Genworth Financial, Inc. Class A (Æ)(Ð) 100,555 427
GEO Group, Inc. (The) (Æ)(Ñ) 142,265 933
German American Bancorp, Inc. 41,959 1,588
Getty Realty Corp. (ö) 39,147 1,149
Glacier Bancorp, Inc. 37,335 1,870
Greenhill & Co., Inc. 1,447 13
Greenlight Capital Re, Ltd. Class A (Æ)(Ð) 1,169 8
Guaranty Bancshares, Inc. 26,342 985
Hamilton Lane, Inc. Class A 21,156 1,599
Hancock Holding Co. 42,022 2,051
Hanmi Financial Corp. 5,514 139
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. (Ñ)(ö) 30,530 1,102
Hanover Insurance Group, Inc. (The) (Ð) 9,642 1,316
HarborOne Bancorp, Inc. 83,571 1,212
HCI Group, Inc. (Ð) 2,528 173
Healthcare Realty Trust, Inc. (ö) 55,132 1,447
Heritage Commerce Corp. 87,584 1,032
Heritage Financial Corp. 39,285 1,022
Heritage Insurance Holdings, Inc. 1,075 3
Hersha Hospitality Trust Class A (Æ)(ö) 7,031 71
Highwoods Properties, Inc. (ö)(Û) 12,173 433
Hilltop Holdings, Inc. 19,923 575
Home Bancorp, Inc. 14,735 555
Home BancShares, Inc. 171,553 4,049
HomeStreet, Inc. 67,716 2,525
HomeTrust Bancshares, Inc. 2,497 60
Horace Mann Educators Corp. 63,307 2,168
Houlihan Lokey, Inc. Class A (Û) 3,941 333
Howard Hughes Corp. (The) (Æ) 7,432 527
Hudson Pacific Properties, Inc. (ö) 85,608 1,288
Independent Bank Corp. 9,801 206
Industrial Logistics Properties Trust (ö) 20,350 204
Innovative Industrial Properties, Inc. (ö) 12,179 1,174
International Bancshares Corp. 14,648 642
International Money Express, Inc. (Æ) 155,797 3,745
Investar Holding Corp. 58,809 1,291
iStar, Inc. (ö) 61,784 1,032
Jackson Financial, Inc. Class A 28,397 781
James River Group Holdings, Ltd. 48,867 1,161
JBG Smith Properties (Ð)(ö) 17,849 454
Kemper Corp. (Ð) 1,758 82
Kennedy-Wilson Holdings, Inc. 58,232 1,203
Kinsale Capital Group, Inc. 14,597 3,550
Ladder Capital Corp. Class A (ö) 70,458 837
LendingTree, Inc. (Æ) 5,443 248
Lincoln National Corp. 716 37
Live Oak Bancshares, Inc. 13,504 508
LiveRamp Holdings, Inc. (Æ) 13,054 347
LPL Financial Holdings, Inc. 13,462 2,826
LTC Properties, Inc. (ö) 28,479 1,193
Macerich Co. (The) (ö) 43,231 459
Marcus & Millichap, Inc. 18,574 760

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Merchants Bancorp 5,208 138
Metropolitan Bank Holding Corp. (Æ) 35,885 2,490
MFA Financial, Inc. (ö) 41,172 534
Mr. Cooper Group, Inc. (Æ) 15,395 694
National Bank Holdings Corp. Class A 106,007 4,412
National Health Investors, Inc. (ö) 10,656 691
National Retail Properties, Inc. (ö) 30,819 1,467
Navient Corp. (Ð) 66,651 1,098
NETSTREIT Corp. (ö) 22,226 456
NexPoint Residential Trust, Inc. (ö) 2,310 154
Nicolet Bankshares, Inc. (Æ) 1,224 98
NMI Holdings, Inc. Class A (Æ) 98,915 1,873
Northeast Bank 35,436 1,410
Northrim BanCorp, Inc. 289 12
OceanFirst Financial Corp. 92,415 1,900
Office Properties Income Trust (ö) 4,401 91
OFG Bancorp 9,140 251
Old National Bancorp 137,276 2,390
Old Second Bancorp, Inc. 119,023 1,672
Oportun Financial Corp. (Æ) 42,954 394
Origin Bancorp, Inc. 421 18
Outfront Media Capital LLC / Outfront Media
Capital Corp. (ö) 35,615 657
Pacific Premier Bancorp, Inc. 23,329 785
Paramount Group, Inc. (ö) 86,246 677
Park Hotels & Resorts, Inc. (Ð)(ö)(Û) 45,659 712
Peapack-Gladstone Financial Corp. 4,108 134
Pebblebrook Hotel Trust (ö) 41,192 806
PennyMac Financial Services, Inc. 8,803 482
Peoples Bancorp, Inc. 17,795 550
Perella Weinberg Partners 41,901 295
Physicians Realty Trust (ö) 52,829 939
Piedmont Office Realty Trust, Inc. Class A (ö) 31,710 436
Plymouth Industrial REIT, Inc. (ö) 81,185 1,564
Popular, Inc. 45,735 3,552
Potlatch Corp. (ö) 9,337 458
Premier Financial Corp. 98,519 2,806
ProAssurance Corp. 9,067 201
Pzena Investment Management, Inc. Class A 131,780 1,243
QCR Holdings, Inc. (Ð) 8,867 526
Radian Group, Inc. 38,771 867
RE/MAX Holdings, Inc. Class A 29,829 756
Redfin Corp. (Æ) 53,936 469
Regional Management Corp. 1,392 57
Reinsurance Group of America, Inc. Class
A (Û) 26,712 3,092
RenaissanceRe Holdings, Ltd. 7,616 985
Renasant Corp. 18,335 612
Riverview Bancorp, Inc. 92,938 684
RLJ Lodging Trust (ö) 93,723 1,171
RMR Group, Inc. (The) Class A 34,193 989
Ryan Specialty Group Holdings, Inc. Class
A (Æ)(Û) 23,522 1,017
Ryman Hospitality Properties, Inc. (Æ)(ö)(Û) 18,492 1,637
Sabra Health Care REIT, Inc. (ö) 36,893 568
Safety Insurance Group, Inc. 9,924 859
Sculptor Capital Management, Inc. 81,311 798
Selective Insurance Group, Inc. 10,732 836
ServisFirst Bancshares, Inc. 7,162 612
Sierra Bancorp 1,481 33
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Silvergate Capital Corp. Class A (Æ) 5,741 536
Simmons First National Corp. Class A 22,015 523
SiriusPoint, Ltd. (Æ) 12,806 56
SITE Centers Corp. (ö) 74,768 1,092
SL Green Realty Corp. (Ð)(ö)(Û) 1,691 84
SLM Corp. 62,655 977
SmartFinancial, Inc. 29,158 765
Southern Missouri Bancorp, Inc. 5,872 317
SouthState Corp. 21,116 1,790
SP Plus Corp. (Æ) 6,868 235
St. Joe Co. (The) 10,354 435
STAG Industrial, Inc. (ö) 36,316 1,190
Stewart Information Services Corp. 25,234 1,379
StoneX Group, Inc. (Æ)(Ð) 1,902 166
Summit Hotel Properties, Inc. (Æ)(ö) 112,063 880
Sunstone Hotel Investors, Inc. (Æ)(ö) 86,340 978
Tanger Factory Outlet Centers, Inc. (ö) 29,530 480
Terreno Realty Corp. (ö) 9,020 565
Texas Capital Bancshares, Inc. (Æ)(Ð) 10,248 601
Tiptree, Inc. Class A 110,438 1,227
Towne Bank 908 27
TriCo Bancshares 35,035 1,675
Triumph Bancorp, Inc. (Æ) 53,339 3,875
UMB Financial Corp. 7,289 660
UMH Properties, Inc. (ö) 142,579 3,038
United Bankshares, Inc. 28,075 1,088
United Community Banks, Inc. 81,472 2,772
United Fire Group, Inc. 3,951 130
United Insurance Holdings Corp. 3,470 4
Universal Insurance Holdings, Inc. 56,620 716
Univest Financial Corp. 29,009 723
Unum Group 42,278 1,361
Valley National Bancorp 198,767 2,324
Velocity Financial, Inc. (Æ) 62,051 734
Veris Residential, Inc. (Æ)(Ð)(ö) 16,655 232
Virtus Investment Partners, Inc. 2,308 476
Walker & Dunlop, Inc. 5,294 596
Washington Trust Bancorp, Inc. 38,118 2,092
Waterstone Financial, Inc. 2,030 38
Webster Financial Corp. 40,557 1,884
Westamerica BanCorp 28,259 1,696
Westwood Holdings Group, Inc. 109,150 1,416
Wintrust Financial Corp. 9,404 809
World Acceptance Corp. (Æ) 1,265 140
WSFS Financial Corp. 21,782 1,039
WW International, Inc. (Æ) 29,302 195
Xenia Hotels & Resorts, Inc. (Æ)(ö) 51,732 850
Zions Bancorp NA 23,578 1,286
252,662
Health Care - 16.7%
Acadia Healthcare Co., Inc. (Æ) 31,436 2,606
Acadia Pharmaceuticals, Inc. (Æ) 36,756 540
Accuray, Inc. (Æ) 25,153 53
Adicet Bio, Inc. (Æ)(Ñ) 16,591 280
Aerie Pharmaceuticals, Inc. (Æ) 17,684 124
Agios Pharmaceuticals, Inc. (Æ)(Ð) 9,626 208
Akebia Therapeutics, Inc. (Æ) 83,607 33
Alkermes PLC (Æ) 43,469 1,113
Allscripts Healthcare Solutions, Inc. (Æ) 149,473 2,365

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Alpha Teknova, Inc. (Æ) 118,642 770
ALX Oncology Holdings, Inc. (Æ) 21,143 205
Amedisys, Inc. (Æ) 11,944 1,431
AMN Healthcare Services, Inc. (Æ) 13,701 1,541
Amneal Pharmaceuticals, Inc. (Æ) 251,540 891
Amphastar Pharmaceuticals, Inc. (Æ)(Ð) 82,361 3,079
ANI Pharmaceuticals, Inc. (Æ) 56,488 1,935
Anika Therapeutics, Inc. (Æ) 65,796 1,537
Apellis Pharmaceuticals, Inc. (Æ) 20,572 1,158
Apollo Endosurgery, Inc. (Æ) 66,162 371
Argenx SE
-
ADR (Æ) 14,822 5,397
Arrowhead Pharmaceuticals, Inc. (Æ) 101,599 4,321
Arvinas, Inc. (Æ) 26,572 1,411
Ascendis Pharma A/S
-
ADR (Æ) 20,059 1,716
Avid Bioservices, Inc. (Æ) 397,097 7,802
Axonics Modulation Technologies, Inc. (Æ) 27,495 1,784
Beam Therapeutics, Inc. (Æ) 35,380 2,228
Berkeley Lights, Inc. (Æ) 22,958 103
BioCryst Pharmaceuticals, Inc. (Æ) 75,239 829
Biohaven Pharmaceutical Holding Co.,
Ltd. (Æ) 26,645 3,891
BioLife Solutions, Inc. (Æ) 134,843 2,598
Bluebird Bio, Inc. (Æ)(Ð) 8,821 36
Blueprint Medicines Corp. (Æ) 19,427 992
BridgeBio Pharma, Inc. (Æ) 104,160 902
C4 Therapeutics, Inc. (Æ) 14,327 138
Cardiovascular Systems, Inc. (Æ) 10,405 160
CareDx, Inc. (Æ) 28,122 669
Coherus Biosciences, Inc. (Æ)(Ð) 37,092 314
Collegium Pharmaceutical, Inc. (Æ) 52,681 906
Computer Programs & Systems, Inc. (Æ) 25,376 856
CONMED Corp. 31,250 3,051
CTI BioPharma Corp. (Æ) 45,241 296
Cue Health, Inc. (Æ) 15,508 52
Curis, Inc. (Æ)(Ñ) 100,468 99
Cytokinetics, Inc. (Æ) 99,755 4,223
CytomX Therapeutics, Inc. (Æ)(Ð) 26,742 38
DaVita HealthCare Partners, Inc. (Æ)(Û) 11,928 1,004
Deciphera Pharmaceuticals, Inc. (Æ) 28,973 368
Denali Therapeutics, Inc. (Æ) 33,783 1,149
Embecta Corp. 3,364 99
Emergent BioSolutions, Inc. (Æ) 49,190 1,704
Enanta Pharmaceuticals, Inc. (Æ)(Ð) 9,878 545
Encompass Health Corp. (Æ) 45,499 2,303
Endo International PLC (Æ) 69,508 37
Enhabit, Inc. (Æ) 28,740 503
Exelixis, Inc. (Æ) 58,211 1,218
FibroGen, Inc. (Æ) 35,908 452
F-Star Therapeutics, Inc. (Æ) 171,649 1,107
Fulgent Genetics, Inc. (Æ) 25,829 1,543
Gritstone Oncology, Inc. (Æ) 27,211 69
Haemonetics Corp. (Æ) 677 47
Halozyme Therapeutics, Inc. (Æ) 78,750 3,851
Hanger, Inc. (Æ) 29,717 552
Harmony Biosciences Holdings, Inc. (Æ) 22,543 1,144
Homology Medicines, Inc. (Æ)(Ð) 13,513 29
Inari Medical, Inc. (Æ) 15,202 1,179
InfuSystem Holdings, Inc. (Æ) 267,205 2,611
Inhibrx, Inc. (Æ)(Ñ) 102,974 1,786
Innoviva, Inc. (Æ) 99,562 1,428
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Inogen, Inc. (Æ) 4,937 137
Inspire Medical Systems, Inc. (Æ) 14,841 3,102
Intellia Therapeutics, Inc. (Æ) 36,378 2,356
Intercept Pharmaceuticals, Inc. (Æ)(Ð) 14,019 179
Intra-Cellular Therapies, Inc. Class A (Æ) 28,296 1,531
Ionis Pharmaceuticals, Inc. (Æ)(Ð) 33,774 1,269
iRadimed Corp. 118,089 4,989
iRhythm Technologies, Inc. (Æ) 10,849 1,678
Joint Corp. (The) (Æ) 13,331 228
Karuna Therapeutics, Inc. (Æ) 4,532 590
Karyopharm Therapeutics, Inc. (Æ) 36,480 155
Kezar Life Sciences, Inc. (Æ) 57,644 563
Kura Oncology, Inc. (Æ) 47,817 732
Kymera Therapeutics, Inc. (Æ) 11,832 261
Landec Corp. (Æ) 125,770 1,318
Lantheus Holdings, Inc. (Æ) 20,366 1,562
Legend Biotech Corp.
-
ADR (Æ) 13,899 657
LeMaitre Vascular, Inc. 156,245 7,866
LHC Group, Inc. (Æ) 15,685 2,558
LifeStance Health Group, Inc. (Æ)(Ñ) 189,870 1,132
LivaNova PLC (Æ) 11,523 734
Masimo Corp. (Æ) 8,763 1,267
MEDNAX, Inc. (Æ) 34,590 784
Medpace Holdings, Inc. (Æ) 25,976 4,404
MeiraGTx Holdings PLC (Æ) 28,388 235
Mirati Therapeutics, Inc. (Æ) 9,240 595
Mirum Pharmaceuticals, Inc. (Æ) 36,001 904
Neogen Corp. (Æ)(Ñ) 48,485 1,121
Neurocrine Biosciences, Inc. (Æ) 16,665 1,569
Nevro Corp. (Æ) 16,882 732
NextGen Healthcare, Inc. (Æ) 12,570 215
Omnicell, Inc. (Æ) 36,240 3,991
Ontrak, Inc. (Æ)(Ñ) 72,020 47
Option Care Health, Inc. (Æ) 5,684 191
OraSure Technologies, Inc. (Æ)(Ð) 12,832 39
Organon & Co. (Ð)(Û) 36,650 1,163
Orthofix Medical, Inc. (Æ) 6,436 165
Oscar Health, Inc. Class A (Æ) 22,532 122
Ovid Therapeutics, Inc. (Æ) 119,346 245
Owens & Minor, Inc. 20,487 725
Pacira BioSciences, Inc. (Æ) 28,421 1,607
Paragon 28, Inc. (Æ)(Ñ) 31,500 599
Pennpant Group, Inc. (The) (Æ) 708 9
Perrigo Co. PLC 62,858 2,632
Personalis, Inc. (Æ)(Ð) 5,178 19
PetIQ, Inc. (Æ) 46,617 765
Phibro Animal Health Corp. Class A 110,379 2,160
Pliant Therapeutics, Inc. (Æ) 29,197 507
Prestige Brands Holdings, Inc. (Æ) 15,493 934
Privia Health Group, Inc. (Æ) 67,505 2,483
Progenics Pharmaceuticals, Inc. (Æ)(Š) 15,095 —
Prometheus Biosciences, Inc. (Æ) 14,616 624
Protagonist Therapeutics, Inc. (Æ) 54,896 546
PTC Therapeutics, Inc. (Æ)(Ð) 93,472 4,070
Quipt Home Medical Corp. (Æ) 153,404 827
Radius Health, Inc. (Æ) 85,858 865
Recursion Pharmaceuticals, Inc. Class A (Æ)
(Ñ) 34,631 293
Repligen Corp. (Æ) 24,438 5,213
Revance Therapeutics, Inc. (Æ)(Ð) 14,063 218

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Rocket Pharmaceuticals, Inc. (Æ) 64,542 936
RxSight, Inc. (Æ)(Ñ) 22,691 339
Sarepta Therapeutics, Inc. (Æ)(Û) 12,636 1,175
Schrodinger, Inc. (Æ) 72,697 2,275
Select Medical Holdings Corp. 50,168 1,486
Selecta Biosciences, Inc. (Æ) 23,742 38
Semler Scientific, Inc. (Æ) 1,967 61
ShockWave Medical, Inc. (Æ) 14,965 3,157
SIGA Technologies, Inc. (Ñ) 81,374 1,399
Societal CDMO, Inc. (Æ) 381,602 347
SpringWorks Therapeutics, Inc. (Æ) 30,485 911
STAAR Surgical Co. (Æ) 18,250 1,473
Surmodics, Inc. (Æ) 1,329 46
Sutro Biopharma, Inc. (Æ) 9,178 54
Tabula Rasa HealthCare, Inc. (Æ) 3,122 14
Tactile Systems Technology, Inc. (Æ) 2,943 23
Talkspace, Inc. (Æ) 131,695 246
Theravance Biopharma, Inc. (Æ) 18,021 158
TransMedics Group, Inc. (Æ) 11,431 462
Travere Therapeutics, Inc. (Æ) 15,136 356
Twist Bioscience Corp. (Æ) 21,542 942
United Therapeutics Corp. (Æ)(Û) 6,380 1,474
Utah Medical Products, Inc. 32,436 2,963
Vanda Pharmaceuticals, Inc. (Æ) 12,816 138
Varex Imaging Corp. (Æ)(Ð) 9,742 217
Verastem, Inc. (Æ) 146,876 157
Veru, Inc. (Æ)(Ñ) 69,410 840
Vivos Therapeutics, Inc. (Æ) 182,085 209
Xencor, Inc. (Æ)(Ð) 56,215 1,613
Xenon Pharmaceuticals, Inc. (Æ) 43,269 1,434
Zai Lab, Ltd.
-
ADR (Æ) 23,480 952
Zentalis Pharmaceuticals, Inc. (Æ) 29,685 867
Zymeworks, Inc. (Æ)(Ñ) 54,159 316
193,340
Materials and Processing - 7.0%
Advanced Drainage Systems, Inc. 11,029 1,308
AdvanSix, Inc. 5,610 220
Allegheny Technologies, Inc. (Æ) 21,293 530
Apogee Enterprises, Inc. 7,159 298
AZEK Co., Inc. (The) (Æ) 89,312 1,847
Beacon Roofing Supply, Inc. (Æ) 1,907 114
Belden, Inc. 7,889 511
Boise Cascade Co. 29,139 2,061
BrightView Holdings, Inc. (Æ) 65,588 862
Caesarstone, Ltd. 57,200 514
Capstone Copper Corp. (Æ) 215,041 485
Carpenter Technology Corp. 74,915 2,408
Chemours Co. (The) (Û) 37,867 1,347
Clearwater Paper Corp. (Æ) 3,568 127
Coeur Mining, Inc. (Æ) 196,943 632
Commercial Metals Co. 21,260 842
Compass Minerals International, Inc. 6,354 237
Constellium SE (Æ) 40,364 591
Critical Elements Lithium Corp. (Æ) 302,043 361
Ecovyst, Inc. (Æ)(Ð) 10,373 106
European Metals Holdings, Ltd. (Æ) 481,932 238
EVI Industries, Inc. (Æ) 8,369 68
Glatfelter Corp. 4,660 29
Hecla Mining Co. 176,998 802
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Horizonte Minerals PLC (Æ)(Ñ) 311,910 425
Huntsman Corp. (Ð) 35,668 1,033
IAA, Inc. (Æ)(Û) 24,297 917
Insteel Industries, Inc. 69,237 2,167
ITT, Inc. 27,993 2,100
JELD-WEN Holding, Inc. (Æ) 30,420 541
Kaiser Aluminum Corp. 42,714 3,236
Koppers Holdings, Inc. 3,271 77
Livent Corp. (Æ) 26,101 650
Louisiana-Pacific Corp. (Û) 17,138 1,090
Masonite International Corp. (Æ) 696 63
Matthews International Corp. Class A 39,376 1,101
MDU Resources Group, Inc. 72,275 2,065
Mercer International, Inc. 5,669 90
Modine Manufacturing Co. (Æ) 9,992 131
Mosaic Co. (The) 9,607 506
MP Materials Corp. (Æ)(Û) 3,982 134
MRC Global, Inc. (Æ) 40,154 466
Northwest Pipe Co. (Æ) 32,731 1,026
Nouveau Monde Graphite, Inc. (Æ) 44,452 212
O-I Glass, Inc. (Æ) 142,526 2,096
Oil-Dri Corp. of America (Ñ) 39,601 1,194
Omega Flex, Inc. 14,014 1,611
Orion Engineered Carbons SA 9,306 161
Pactiv Evergreen, Inc. 1,602 16
Perimeter Solutions SA (Æ) 42,351 489
Piedmont Lithium, Inc. (Æ)(Ñ) 11,519 521
Quaker Chemical Corp. 12,637 2,050
Rayonier Advanced Materials, Inc. (Æ) 13,102 46
RBC Bearings, Inc. (Æ) 7,723 1,823
Resolute Forest Products, Inc. (Æ) 54,646 1,108
Rogers Corp. (Æ) 3,647 982
Schnitzer Steel Industries, Inc. Class A 37,259 1,325
Schweitzer-Mauduit International, Inc. 219,345 4,792
Silgan Holdings, Inc. 22,826 1,016
Simpson Manufacturing Co., Inc. 7,078 731
SiteOne Landscape Supply, Inc. (Æ) 13,942 1,943
SmartRent, Inc. (Æ)(Ñ) 44,996 255
Sonoco Products Co. 28,408 1,804
Stelco Holdings, Inc. 18,171 513
Stepan Co. 1,914 215
Summit Materials, Inc. Class A (Æ) 14,461 398
Sylvamo Corp. 4,107 161
Tecnoglass, Inc. (Ñ) 47,819 1,072
TimkenSteel Corp. (Æ) 70,012 1,421
Trinseo PLC 12,498 447
Triton International, Ltd. 22,946 1,470
Tronox Holdings PLC Class A 213,776 3,337
UFP Technologies, Inc. (Æ) 41,748 3,362
Unifi, Inc. (Æ)(Ð) 39,914 544
Univar Solutions, Inc.
-
ADR (Æ) 101,658 2,749
Universal Stainless & Alloy Products, Inc. (Æ) 74,235 631
Valvoline, Inc. 80,461 2,592
Venator Materials PLC (Æ) 287,452 494
Veritiv Corp. (Æ) 12,018 1,491
Westrock Co. (Û) 3,740 158
Worthington Industries, Inc. 21,004 1,076
80,662
Producer Durables - 17.9%

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AAR Corp. (Æ) 4,214 188
Aaron's Co., Inc. (The) 5,354 70
ABM Industries, Inc. 23,658 1,061
ACCO Brands Corp. (Ð) 24,858 178
ADT, Inc. 175,371 1,280
Aerojet Rocketdyne Holdings, Inc. (Æ)(Ð) 16,976 742
AGCO Corp. 10,630 1,158
Alarm.com Holdings, Inc. (Æ) 8,793 622
Allegiant Travel Co. Class A (Æ) 2,193 253
Allied Motion Technologies, Inc. 70,879 1,909
Allison Transmission Holdings, Inc. Class A 10,984 459
Altra Industrial Motion Corp. 64,082 2,674
Applied Industrial Technologies, Inc. 15,140 1,523
ArcBest Corp. 17,206 1,524
Ardmore Shipping Corp. (Æ) 213,351 1,739
Argan, Inc. 65,119 2,420
ASGN, Inc. (Æ) 9,456 981
Astec Industries, Inc. 17,732 871
Astronics Corp. (Æ) 5,917 66
Atlas Air Worldwide Holdings, Inc. (Æ) 7,354 557
Barnes Group, Inc. 32,783 1,109
Barrett Business Services, Inc. 30,911 2,522
Bloom Energy Corp. Class A (Æ) 79,217 1,603
Bowman Consulting Group, Ltd. (Æ) 26,764 367
Brady Corp. Class A 11,600 555
Cactus, Inc. Class A 17,588 731
Chart Industries, Inc. (Æ) 16,281 3,176
Cimpress PLC (Æ) 3,247 130
Commercial Vehicle Group, Inc. (Æ) 1,409 11
CompoSecure, Inc. (Æ)(Ñ) 31,855 174
CoreCivic, Inc. (Æ)(Ð) 27,708 298
Covenant Logistics Group, Inc. Class A (Ð) 37,712 1,262
Daseke, Inc. (Æ) 6,812 57
Deluxe Corp. 148,007 3,722
DHT Holdings, Inc. 413,267 2,715
Donaldson Co., Inc. 30,494 1,659
Dycom Industries, Inc. (Æ) 4,496 464
Element Solutions, Inc. (Æ) 128,933 2,548
EMCOR Group, Inc. 16,883 1,965
Encore Wire Corp. 5,923 820
EnerSys 52,735 3,476
Ennis, Inc. 24,392 533
EnPro Industries, Inc. 4,104 384
Entravision Communications Corp. Class A 5,818 31
Evo Payments, Inc. Class A (Æ) 186,498 5,100
ExlService Holdings, Inc. (Æ) 15,433 2,598
Ferroglobe Representation and Warranty
Insurance Trust (Æ)(Š) 98,500 —
Flowserve Corp. 106,327 3,599
Fluor Corp. (Æ)(Ð) 75,046 1,907
Franklin Covey Co. (Æ) 1,617 85
Franklin Electric Co., Inc. 10,335 939
Frontdoor, Inc. (Æ) 28,312 758
FTI Consulting, Inc. (Æ) 2,993 490
GATX Corp. 14,515 1,455
Green Dot Corp. Class A (Æ) 18,450 518
Greenbrier Cos., Inc. 113,244 3,604
GXO Logistics, Inc. (Æ)(Ð)(Û) 26,655 1,279
Hackett Group, Inc. (The) 2,298 48
HealthEquity, Inc. (Æ) 32,132 1,869
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Heidrick & Struggles International, Inc. 4,057 126
Hertz Global Holdings, Inc. Class W (Æ) 4,962 615
Hillman Solutions Corp. (Æ) 46,685 483
HNI Corp. 13,820 488
Hub Group, Inc. Class A (Æ) 14,094 1,076
Huntington Ingalls Industries, Inc. 584 127
Huron Consulting Group, Inc. (Æ) 2,143 144
Hyster-Yale Materials Handling, Inc. 10,160 351
I3 Verticals, Inc. Class A (Æ) 173,133 4,698
ICF International, Inc. 13,735 1,296
indie Semiconductor, Inc. Class A (Æ) 166,004 1,195
Insperity, Inc. (Û) 5,593 614
Itron, Inc. (Æ) 9,832 574
JetBlue Airways Corp. (Æ) 15,009 126
Kaman Corp. Class A 78,635 2,420
Kennametal, Inc. 58,762 1,578
Kforce, Inc. 3,790 250
Kimball International, Inc. Class B 326,246 2,671
Kirby Corp. (Æ) 32,841 2,083
Knight-Swift Transportation Holdings,
Inc. (Æ) 33,935 1,865
Korn & Ferry International 13,789 903
Kratos Defense & Security Solutions, Inc. (Æ) 50,862 732
Landstar System, Inc. (Ð)(Û) 7,947 1,244
Latham Group, Inc. (Æ) 147,708 811
Liquidity Services, Inc. (Æ) 18,551 373
Lovesac Co. (The) (Æ) 12,705 396
Luxfer Holdings PLC
-
ADR 178,925 2,924
Manitowoc Co., Inc. (The) (Æ)(Ð) 96,199 1,099
ManpowerGroup, Inc. (Û) 13,860 1,087
Marathon Digital Holdings, Inc. (Æ)(Ñ) 132,356 1,719
Marten Transport, Ltd. 30,369 655
Matson, Inc. 12,329 1,130
Maximus, Inc. 10,304 689
Mercury Systems, Inc. (Æ) 52,784 3,115
Mesa Laboratories, Inc. 32,050 6,836
Methode Electronics, Inc. 88,970 3,670
MillerKnoll, Inc. 102,273 3,079
Mirion Technologies, Inc. (Æ) 37,955 258
Mistras Group, Inc. (Æ) 33,423 206
Mitek Systems, Inc. (Æ) 285,106 3,102
Murphy USA, Inc. (Ð)(Û) 18,769 5,338
MYR Group, Inc. (Æ)(Ð) 3,711 353
Neo Performance Materials, Inc. 45,297 515
Nikola Corp. (Æ)(Ñ) 107,934 671
Orion Group Holdings, Inc. (Æ) 219,138 587
Oshkosh Corp. (Ð) 13,314 1,146
PAM Transportation Services, Inc. (Æ) 625 22
Park-Ohio Holdings Corp. (Ð) 951 17
Paya Holdings, Inc. Class A (Æ) 292,575 2,045
Paysafe, Ltd. (Æ) 142,757 287
Pitney Bowes, Inc. 99,517 326
Powell Industries, Inc. 2,268 54
Primoris Services Corp. 87,893 2,054
PROG Holdings, Inc. (Æ) 27,087 499
Quotient Technology, Inc. (Æ)(Ð) 20,991 58
Radiant Logistics, Inc. (Æ) 242,471 1,758
Ranpak Holdings Corp. (Æ) 188,140 961
Repay Holdings Corp. (Æ) 361,154 4,840
Resources Connection, Inc. 108,146 2,321

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ryder System, Inc. (Û) 8,214 643
Saia, Inc. (Æ) 20,273 4,823
Schneider National, Inc. Class B (Ð)(Û) 13,660 346
Scorpio Tankers, Inc. 57,241 2,210
SFL Corp., Ltd. (Æ)(Û) 10,539 105
Sight Sciences, Inc. (Æ) 80,017 743
Skyline Champion Corp. (Æ) 33,380 2,113
SkyWest, Inc. (Æ) 8,527 206
Smith & Wesson Brands, Inc. (Æ) 77,921 1,133
Southwest Gas Holdings, Inc. 14,932 1,298
Spirit AeroSystems Holdings, Inc. Class A 52,358 1,718
Spirit Airlines, Inc. (Æ)(Ñ) 72,843 1,804
SPX Corp. (Æ) 20,636 1,220
Steelcase, Inc. Class A 23,873 266
Stoneridge, Inc. (Æ) 121,186 2,281
Sun Country Airlines Holdings, Inc. (Æ) 42,218 852
Teekay Tankers, Ltd. Class A (Æ) 65,304 1,363
Tennant Co. 41,594 2,788
Terex Corp. 19,107 640
Tetra Tech, Inc. 3,455 530
Textron, Inc. (Ð) 9,430 619
Thermon Group Holdings, Inc. (Æ) 34,839 542
Titan Machinery, Inc. (Æ) 4,259 120
TopBuild Corp. (Æ) 9,880 2,092
Travel + Leisure Co. (Æ)(Ð) 22,433 967
TreeHouse Foods, Inc. (Æ) 11,686 507
TriNet Group, Inc. (Æ) 11,733 968
Trinity Industries, Inc. 16,130 419
TrueBlue, Inc. (Æ) 25,186 545
Tutor Perini Corp. (Æ) 234,408 2,128
UFP Industries, Inc. (Æ) 13,225 1,219
Universal Truckload Services, Inc. 22,794 685
Vectrus, Inc. (Æ) 17,216 572
Vertiv Group Corp. 62,076 709
Wabash National Corp. 76,688 1,385
Werner Enterprises, Inc. 14,546 640
WESCO International, Inc. (Æ) 11,461 1,465
WillScot Mobile Mini Holdings Corp. (Æ) 18,019 696
WNS Holdings, Ltd.
-
ADR (Æ) 84,993 7,371
Xerox Holdings Corp. 69,606 1,192
Zurn Water Solutions Corp. 15,587 451
207,870
Technology - 11.4%
8x8, Inc. (Æ) 56,805 278
Adtran Holdings, Inc. 25,461 613
Agilysys, Inc. (Æ) 22,215 1,073
Ambarella, Inc. (Æ) 18,558 1,606
American Software, Inc. Class A 293,015 5,240
Amkor Technology, Inc. 17,802 359
Amplitude, Inc. Class A (Æ) 13,308 197
Appfolio, Inc. Class A (Æ) 13,842 1,409
Arlo Technologies, Inc. (Æ)(Ð) 36,993 260
Arrow Electronics, Inc. (Æ)(Ð) 11,567 1,483
Asana, Inc. Class A (Æ) 48,035 928
Asure Software, Inc. (Æ) 85,426 487
Augmedix, Inc. (Æ) 151,340 224
Avaya Holdings Corp. (Æ) 31,309 28
Avid Technology, Inc. (Æ) 11,580 325
Avnet, Inc. 22,240 1,065
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Axcelis Technologies, Inc. (Æ) 12,540 882
Bandwidth, Inc. Class A (Æ)(Ð) 10,190 169
Benchmark Electronics, Inc. 15,574 398
Benefitfocus, Inc. (Æ) 4,088 35
Blackline, Inc. (Æ) 8,286 524
Box, Inc. Class A (Æ)(Ð) 59,416 1,689
Brightcove, Inc. (Æ) 3,547 21
CalAmp Corp. (Æ) 12,025 57
Calix, Inc. (Æ) 12,135 692
Cardlytics, Inc. (Æ) 32,317 446
Cerence, Inc. (Æ) 10,678 301
ChannelAdvisor Corp. (Æ) 38,578 569
CI&T, Inc. Class A (Æ)(Ñ) 146,547 1,659
Ciena Corp. (Æ) 3,698 191
Cirrus Logic, Inc. (Æ)(Û) 16,147 1,380
Clearfield, Inc. (Æ) 8,057 794
Cohu, Inc. (Æ) 32,736 936
CommScope Holding Co., Inc. (Æ) 66,262 598
CommVault Systems, Inc. (Æ) 7,275 408
comScore, Inc. (Æ)(Ð) 10,013 20
Conduent, Inc. (Æ) 237,990 1,109
CSG Systems International, Inc. 7,478 488
CyberArk Software, Ltd. (Æ) 5,154 671
Diebold Nixdorf, Inc. (Æ)(Ð) 6,664 22
DigitalBridge Group, Inc. (Æ) 240,737 1,319
DigitalOcean Holdings, Inc. (Æ) 11,997 492
Domo, Inc. Class B (Æ) 3,154 88
Donnelley Financial Solutions, Inc. (Æ) 17,252 586
DoubleVerify Holdings, Inc. (Æ) 69,200 1,587
Dropbox, Inc. Class A (Æ) 57,641 1,311
DXC Technology Co. (Æ)(Û) 6,510 206
eGain Corp. (Æ) 34,584 306
EMCORE Corp. (Æ) 3,506 11
Endava PLC
-
ADR (Æ) 27,680 2,823
Everbridge, Inc. (Æ) 17,283 434
Evolent Health, Inc. Class A (Æ) 28,662 974
Expensify, Inc. Class A (Æ) 68,451 1,366
Extreme Networks, Inc. (Æ)(Ð) 29,748 389
Freshworks, Inc. Class A (Æ) 7,814 102
Frontier Communications Parent, Inc. (Æ)(Û) 3,744 97
Genasys, Inc. (Æ) 352,966 1,182
GoDaddy, Inc. Class A (Æ)(Û) 5,580 414
Harmonic, Inc. (Æ) 31,552 345
IDT Corp. Class B (Æ) 27,377 713
Immersion Corp. (Æ) 46,816 265
Infinera Corp. (Æ) 83,577 547
Informatica, Inc. Class A (Æ) 13,280 304
Inseego Corp. (Æ)(Ñ) 433,770 967
Inspired Entertainment, Inc. (Æ) 51,265 530
Jabil Circuit, Inc. 21,973 1,304
JFrog, Ltd. (Æ) 14,947 332
Kaltura, Inc. (Æ)(Ñ) 282,131 708
KBR, Inc. 43,538 2,318
Kimball Electronics, Inc. (Æ) 1,281 28
Kulicke & Soffa Industries, Inc. 66,635 3,206
Kyndryl Holdings, Inc. (Æ) 63,784 668
Lantronix, Inc. (Æ) 31,744 229
LivePerson, Inc. (Æ)(Ð) 23,035 314
Loyalty Ventures, Inc. (Æ) 2,354 7
Lyft, Inc. Class A (Æ) 51,720 717

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Marqeta, Inc. Class A (Æ) 134,946 1,294
Maxar Technologies, Inc. 85,139 2,340
MaxLinear, Inc. Class A (Æ) 19,226 777
Model N, Inc. (Æ) 118,365 2,973
Momentive Global, Inc. (Æ) 42,946 371
NAPCO Security Technologies, Inc. (Æ) 232,798 5,975
NETGEAR, Inc. (Æ) 20,038 517
NetScout Systems, Inc. (Æ) 13,951 496
nLight, Inc. (Æ) 183,700 2,252
Nutanix, Inc. Class A (Æ) 56,857 860
ON24, Inc. (Æ) 159,695 1,535
One Stop Systems, Inc. (Æ) 114,394 446
OneSpan, Inc. (Æ) 8,387 93
Ooma, Inc. (Æ) 110,473 1,318
Outbrain, Inc. (Æ) 15,839 89
Parsons Corp. (Æ) 4,120 178
PDF Solutions, Inc. (Æ) 171,833 4,636
Pegasystems, Inc. 48,993 1,967
PlayAGS, Inc. (Æ) 9,283 44
Playtika Holding Corp. (Æ)(Û) 28,882 354
Power Integrations, Inc. 9,442 803
Qualys, Inc. (Æ) 37,634 4,603
Quantum Corp. (Æ) 8,607 16
Radcom, Ltd. (Æ) 57,072 682
Rambus, Inc. (Æ) 129,994 3,286
Ribbon Communications, Inc. (Æ) 29,512 100
Rimini Street, Inc. (Æ) 9,814 69
SailPoint Technologies Holding, Inc. (Æ) 17,833 1,137
ScanSource, Inc. (Æ) 3,749 120
SecureWorks Corp. Class A (Æ) 2,355 23
Semtech Corp. (Æ) 9,896 617
ShotSpotter, Inc. (Æ) 531 18
Shutterstock, Inc. 8,693 491
Sierra Wireless, Inc. (Æ) 47,556 1,183
Silicon Laboratories, Inc. (Æ) 22,731 3,352
Simulations Plus, Inc. 158,830 10,190
SiTime Corp. (Æ) 10,552 1,962
SMART Global Holdings, Inc. (Æ)(Ð) 101,465 1,991
SolarWinds Corp. 10,150 109
Sonos, Inc. (Æ) 15,536 344
Sprout Social, Inc. Class A (Æ) 32,580 1,697
SPS Commerce, Inc. (Æ) 7,952 952
Super Micro Computer, Inc. (Æ) 15,605 843
Synaptics, Inc. (Æ) 4,633 672
Tenable Holdings, Inc. (Æ) 18,945 732
Thoughtworks Holding, Inc. (Æ) 30,274 474
TrueCar, Inc. (Æ) 49,128 126
TTM Technologies, Inc. (Æ) 21,369 289
Unisys Corp. (Æ) 14,034 193
Upland Software, Inc. (Æ) 7,810 88
Upwork, Inc. (Æ) 15,473 287
UserTesting, Inc. (Æ)(Ñ) 21,897 139
Varonis Systems, Inc. (Æ) 18,216 463
Verint Systems, Inc. (Æ) 14,380 657
Vimeo, Inc. (Æ) 183,980 1,023
Vishay Intertechnology, Inc. 56,495 1,167
VTEX Class A (Æ) 50,231 174
Wix.com, Ltd. (Æ) 13,823 820
Workiva, Inc. (Æ) 52,326 3,427
Xperi Holding Corp. 59,232 993
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Yelp, Inc. Class A (Æ)(Û) 15,974 490
Yext, Inc. (Æ) 38,603 169
132,309
Utilities - 4.4%
ALLETE, Inc. (Ð)(Û) 60,232 3,739
Allot, Ltd. (Æ) 102,411 523
American States Water Co. 5,745 501
Artesian Resources Corp. Class A 14,341 739
Avista Corp. 30,520 1,290
Black Hills Corp. 8,222 635
Brigham Minerals, Inc. Class A 229,615 6,096
California Resources Corp. 61,435 2,756
Chesapeake Energy Corp. 9,620 906
CNX Resources Corp. (Æ) 62,259 1,075
Cogent Communications Holdings, Inc. (Ð)(Û) 11,108 709
Denbury, Inc. (Æ) 11,817 850
DT Midstream, Inc. 1,478 81
Earthstone Energy, Inc. Class A (Æ)(Ñ) 270,196 3,834
Evolution Petroleum Corp. 560,129 3,781
Gulfport Energy Corp. (Æ) 2,104 194
IDACORP, Inc. 3,800 425
Iridium Communications, Inc. (Æ) 22,118 989
Mammoth Energy Services, Inc. (Æ) 95,796 280
New Jersey Resources Corp. 14,773 682
Northern Oil and Gas, Inc. 46,593 1,343
Northwest Natural Holding Co. (Ð) 2,009 108
NorthWestern Corp. 23,148 1,284
NRG Energy, Inc. (Ð)(Û) 35,294 1,332
Oasis Petroleum, Inc. (Û) 10,530 1,350
ONE Gas, Inc. 5,890 500
Pinnacle West Capital Corp. (Ð) 18,109 1,330
Plains GP Holdings, LP Class A (Æ)(Ð) 46,982 526
Portland General Electric Co. (Û) 28,393 1,458
RGC Resources, Inc. 78,874 1,594
Saturn Oil & Gas, Inc. (Æ) 160,189 306
SilverBow Resources, Inc. (Æ) 58,007 2,621
South Jersey Industries, Inc. 51,582 1,768
Spire, Inc. 9,111 686
Spok Holdings, Inc. 17,007 112
Telephone & Data Systems, Inc. (Ð) 22,195 351
UGI Corp. 24,342 1,051
US Cellular Corp. (Æ)(Ð) 34,600 1,013
York Water Co. (The) 41,521 1,785
Ziff Davis, Inc. (Æ) 6,594 540
51,143
Total Common Stocks
(cost $1,049,738) 1,133,011
Warrants and Rights - 0.0%
Saturn Oil & Gas, Inc. (Æ)
2023 Warrants 80,095
16
Total Warrants and Rights
(cost $1) 16
Short-Term Investments - 5.0%
U.S. Cash Management Fund(@) 57,396,393 (∞) 57,373

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Short-Term Investments
(cost $57,376) 57,373
Other Securities - 1.6%
U.S. Cash Collateral Fund(@)(×) 18,532,125 (∞)
18,532
Total Other Securities
(cost $18,532) 18,532
Total Investments - 104.3%
(identified cost $1,125,647) 1,208,932
Securities Sold Short - (3.1)%
Consumer Discretionary - (0.4)%
1847 Goedeker, Inc. (Æ) (23,116) (27)
Akoustis Technologies, Inc. (Æ) (11,558) (49)
AMC Entertainment Holdings, Inc. Class
A (Æ) (29,543) (430)
American Eagle Outfitters, Inc. (13,450) (162)
America's Car-Mart, Inc. (Æ) (2,530) (262)
AMMO, Inc. (Æ) (10,021) (49)
Aspen Aerogels, Inc. (Æ) (1,581) (21)
Astra Space, Inc. (Æ) (35,820) (51)
Audacy, Inc. (Æ) (8,700) (6)
Byrna Technologies, Inc. (Æ) (6,870) (56)
Callaway Golf Co. (Æ) (33,866) (777)
CarParts.com, Inc. (Æ) (23,112) (184)
Carvana Co. (Æ) (19,165) (559)
Clarus Corp. (7,987) (165)
Clear Channel Worldwide Holdings, Inc. (Æ) (44,800) (69)
CuriosityStream, Inc. (Æ) (1,806) (3)
Dream Finders Homes, Inc. Class A (Æ) (8,028) (104)
fuboTV, Inc. (Æ) (3,392) (9)
GameStop Corp. Class A (Æ) (6,590) (224)
GrowGeneration Corp. (Æ) (7,058) (34)
Lordstown Motors Corp. Class A (Æ) (27,749) (62)
MicroVision, Inc. (Æ) (19,720) (102)
Motorcar Parts of America, Inc. (Æ) (1,800) (27)
OneWater Marine, Inc. Class A (Æ) (1,039) (38)
OptimizeRx Corp. (Æ) (9,981) (224)
Party City Holdco, Inc. (Æ) (40,851) (47)
Pool Corp. (1,646) (589)
Virgin Galactic Holdings, Inc. (Æ) (5,336) (40)
XPEL, Inc. (Æ) (8,117) (497)
YETI Holdings, Inc. (Æ) (7,814) (397)
(5,264)
Consumer Staples - (0.2)%
22nd Century Group, Inc. (Æ) (53,986) (91)
Cadiz, Inc. (Æ) (4,973) (19)
Celsius Holdings, Inc. (Æ) (5,857) (521)
Freshpet, Inc. (Æ) (9,659) (516)
Limoneira Co. (3,812) (48)
MGP Ingredients, Inc. (4,828) (508)
PetMed Express, Inc. (10,282) (224)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vital Farms, Inc. (Æ) (3,638) (43)
(1,970)
Energy - (0.2)%
Aemetis, Inc. (Æ) (4,988) (37)
Array Technologies, Inc. (Æ) (33,928) (572)
Cleanspark, Inc. (Æ) (9,222) (37)
FuelCell Energy, Inc. (Æ) (11,678) (42)
Gevo, Inc. (Æ) (13,188) (39)
Shoals Technologies Group, Inc. Class A (Æ) (11,336) (268)
Southwestern Energy Co. (Æ) (20,817) (147)
Sunrun, Inc. (Æ) (9,831) (321)
Uranium Energy Corp. (Æ) (122,835) (516)
(1,979)
Financial Services - (0.3)%
AFC Gamma, Inc. (ö) (1,331) (22)
BRP Group, Inc. Class A (Æ) (19,102) (527)
Cohen & Steers, Inc. (4,674) (344)
Doma Holdings, Inc. (Æ) (23,363) (17)
Franchise Group, Inc. (Æ) (12,930) (426)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. (ö) (9,251) (334)
Indus Realty Trust, Inc. (ö) (500) (31)
Kite Realty Group Trust (ö) (23,302) (463)
Orchid Island Capital, Inc. (ö) (90,506) (291)
Performant Financial Corp. (Æ) (9,540) (25)
Safehold, Inc. (Æ) (2,020) (86)
StepStone Group, Inc. Class A (15,948) (425)
Trupanion, Inc. (Æ) (2,316) (146)
(3,137)
Health Care - (0.9)%
89Bio, Inc. (Æ) (7,874) (28)
Aadi Bioscience, Inc. (Æ) (3,037) (38)
Absci Corp. (Æ) (11,578) (38)
Accelerate Diagnostics, Inc. (Æ) (29,743) (40)
AdaptHealth Corp. (Æ) (36,355) (804)
Akero Therapeutics, Inc. (Æ) (4,150) (42)
Alaunos Therapeutics, Inc. (Æ) (21,770) (25)
Alpha Teknova, Inc. (Æ) (4,132) (27)
Alphatec Holdings, Inc. (Æ) (30,098) (227)
Altimmune, Inc. (Æ) (1,576) (19)
Anavex Life Sciences Corp. (Æ) (5,490) (56)
ANI Pharmaceuticals, Inc. (Æ) (223) (8)
Apollo Medical Holdings, Inc. (Æ) (864) (46)
Applied Molecular Transport, Inc. (Æ) (9,201) (17)
Arcturus Therapeutics, Inc. (Æ) (2,540) (45)
Atossa Therapeutics, Inc. (Æ) (42,482) (40)
AVEO Pharmaceuticals, Inc. (Æ) (3,189) (23)
BioLife Solutions, Inc. (Æ) (13,455) (259)
Biomea Fusion, Inc. (Æ) (3,776) (40)
Bionano Genomics, Inc. (Æ) (138,955) (258)
Cano Health, Inc. (Æ) (49,823) (303)
Cara Therapeutics, Inc. (Æ) (3,094) (27)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cardiff Oncology, Inc. (Æ) (9,078) (20)
Checkpoint Therapeutics, Inc. (Æ) (5,200) (6)
ChemoCentryx, Inc. (Æ) (4,949) (117)
Citius Pharmaceuticals, Inc. (Æ) (60,194) (54)
ClearPoint Neuro, Inc. (Æ) (5,241) (74)
Clover Health Investments Corp. (Æ) (24,734) (69)
CorMedix, Inc. (Æ) (12,443) (67)
Crinetics Pharmaceuticals, Inc. (Æ) (859) (17)
Cytokinetics, Inc. (Æ) (15,630) (662)
DarioHealth Corp. (Æ) (5,547) (34)
Dynavax Technologies Corp. (Æ) (1,426) (21)
Eiger BioPharmaceuticals, Inc. (Æ) (10,929) (95)
Evolus, Inc. (Æ) (7,693) (95)
EyePoint Pharmaceuticals, Inc. (Æ) (5,296) (48)
Fate Therapeutics, Inc. (Æ) (8,385) (256)
Geron Corp. (Æ) (94,459) (179)
ICU Medical, Inc. (Æ) (2,839) (503)
Immunic, Inc. (Æ) (2,300) (8)
ImmunityBio, Inc. (Æ) (14,984) (58)
Inmune Bio, Inc. (Æ) (4,457) (40)
Inotiv, Inc. (Æ) (9,894) (185)
Inovio Pharmaceuticals, Inc. (Æ) (22,389) (44)
Intra-Cellular Therapies, Inc. Class A (Æ) (7,260) (393)
iRhythm Technologies, Inc. (Æ) (3,043) (471)
Joint Corp. (The) (Æ) (9,230) (158)
KalVista Pharmaceuticals, Inc. (Æ) (3,897) (48)
KemPharm, Inc. (Æ) (5,544) (31)
Kinnate Biopharma, Inc. (Æ) (7,418) (79)
Kronos Bio, Inc. (Æ) (1,183) (5)
Krystal Biotech, Inc. (Æ) (6,970) (506)
Lantheus Holdings, Inc. (Æ) (11,331) (869)
Leap Therapeutics, Inc. (Æ) (14,263) (15)
Matinas BioPharma Holdings, Inc. (Æ) (13,649) (12)
Nkarta, Inc. (Æ) (3,928) (53)
OncoCyte Corp. (Æ) (20,064) (17)
OrthoPediatrics Corp. (Æ) (444) (21)
Outlook Therapeutics, Inc. (Æ) (45,348) (51)
Relay Therapeutics, Inc. (Æ) (20,493) (390)
Repligen Corp. (Æ) (2,516) (537)
Seelos Therapeutics, Inc. (Æ) (33,031) (28)
Sema4 Holdings Corp. (Æ) (39,706) (64)
Sharecare, Inc. (Æ) (2,234) (3)
SIGA Technologies, Inc. (993) (17)
Sorrento Therapeutics, Inc. (Æ) (2,343) (6)
Syndax Pharmaceuticals, Inc. (Æ) (10,847) (221)
Taysha Gene Therapies, Inc. (Æ) (3,239) (13)
Teladoc Health, Inc. (Æ) (10,106) (372)
TFF Pharmaceuticals, Inc. (Æ) (3,510) (18)
TransMedics Group, Inc. (Æ) (3,139) (127)
Twist Bioscience Corp. (Æ) (4,757) (208)
Vaxart, Inc. (Æ) (13,495) (50)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Veracyte, Inc. (Æ) (28,338) (746)
Verastem, Inc. (Æ) (32,112) (34)
Vericel Corp. (Æ) (7,899) (257)
VistaGen Therapeutics, Inc. (Æ) (29,611) (4)
Xeris Biopharma Holdings, Inc. (Æ) (23,815) (34)
Y-mAbs Therapeutics, Inc. (Æ) (10,119) (158)
(11,078)
Materials and Processing - (0.2)%
AAON, Inc. (2,600) (156)
Allegheny Technologies, Inc. (Æ) (9,478) (236)
Amyris, Inc. (Æ) (22,034) (39)
Gatos Silver, Inc. (Æ) (2,900) (11)
Global Industrial Co. (Æ) (769) (27)
Griffon Corp. (4,463) (134)
Haynes International, Inc. (3,302) (128)
Hudson Technologies, Inc. (Æ) (14,894) (133)
Lawson Products, Inc. (Æ) (1,303) (65)
Northwest Pipe Co. (Æ) (965) (30)
Quaker Chemical Corp. (1,875) (304)
RBC Bearings, Inc. (Æ) (2,513) (593)
(1,856)
Producer Durables - (0.2)%
908 Devices, Inc. (Æ) (4,701) (106)
Aeva Technologies, Inc. (Æ) (23,438) (83)
Affirm Holdings, Inc. (Æ) (2,868) (77)
Aurora Innovation, Inc. (Æ) (35,746) (91)
Berkshire Grey, Inc. (Æ) (6,273) (11)
CryoPort, Inc. (Æ) (7,271) (270)
DMC Global, Inc. (Æ) (7,553) (172)
Fox Factory Holding Corp. (Æ) (7,310) (692)
Hydrofarm Holdings Group, Inc. (Æ) (23,681) (76)
Latham Group, Inc. (Æ) (8,541) (47)
Luminar Technologies, Inc. (Æ) (8,359) (57)
Magnite, Inc. (Æ) (4,564) (35)
National CineMedia, Inc. (24,696) (36)
Paymentus Holdings, Inc. Class A (Æ) (7,680) (112)
Proterra, Inc. (Æ) (5,192) (28)
PureCycle Technologies, Inc. (Æ) (22,662) (172)
Rent the Runway, Inc. Class A (Æ) (19,841) (88)
Repay Holdings Corp. (Æ) (8,586) (115)
Sight Sciences, Inc. (Æ) (3,317) (31)
TuSimple Holdings, Inc. Class A (Æ) (3,272) (33)
Volta, Inc. (Æ) (48,952) (90)
Wheels Up Experience, Inc. (Æ) (25,715) (58)
Workhorse Group, Inc. (Æ) (15,903) (52)
Xometry, Inc. Class A (Æ) (9,248) (351)
(2,883)
Technology - (0.6)%
Aehr Test Systems (Æ) (8,073) (92)
Appian Corp. (Æ) (536) (26)
AppLovin Corp. Class A (Æ) (17,738) (630)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 U.S. Small Cap Equity Fund
cif
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Atomera, Inc. (Æ) (4,570) (53)
Bentley Systems, Inc. Class B (16,649) (659)
Bill.com Holdings, Inc. (Æ) (1,499) (202)
Bumble, Inc. Class A (Æ) (24,441) (927)
Cardlytics, Inc. (Æ) (7,476) (103)
Cargurus, Inc. (Æ) (26,909) (654)
Digimarc Corp. (Æ) (6,027) (92)
Digital Turbine, Inc. (Æ) (2,025) (41)
E2open Parent Holdings, Inc. (Æ) (65,387) (441)
KULR Technology Group, Inc. (Æ) (5,586) (8)
Latch, Inc. (Æ) (19,766) (24)
Luna Innovations, Inc. (Æ) (2,755) (18)
Matterport, Inc. (Æ) (11,434) (49)
NAPCO Security Technologies, Inc. (Æ) (5,914) (152)
nCino, Inc. (Æ) (14,092) (455)
Nextdoor Holdings, Inc. (Æ) (6,300) (21)
Olo, Inc. Class A (Æ) (24,791) (266)
Ondas Holdings, Inc. (Æ) (12,338) (57)
Ouster, Inc. (Æ) (62,589) (110)
PAR Technology Corp. (Æ) (14,114) (587)
Porch Group, Inc. (Æ) (48,809) (94)
Rekor Systems, Inc. (Æ) (10,334) (19)
Skillz, Inc. (Æ) (117,749) (186)
Vuzix Corp. (Æ) (10,004) (82)
Wolfspeed, Inc. (Æ) (6,815) (568)
(6,616)
Utilities - (0.1)%
Civitas Resources, Inc. (9,663) (570)
Crescent Energy Co. Class A (2,910) (42)
Globalstar, Inc. (Æ) (125,233) (175)
New Fortress Energy LLC (5,452) (267)
NextDecade Corp. (Æ) (13,701) (97)
Tellurian, Inc. (Æ) (24,651) (92)
(1,243)
Total Securities Sold Short
(proceeds $40,880) (36,026)
Other Assets and Liabilities, Net
- (1.2)%
(13,937)
Net Assets - 100.0%
1,158,969

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 29
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 608 USD 57,313 09/22 4,016
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts 4,016
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 118,601 $ — $ —
$ —
$ 118,601
Consumer Staples 51,110 — —
—
51,110
Energy 45,314 — —
—
45,314
Financial Services 252,662 — —
—
252,662
Health Care 193,340 — —
—
193,340
Materials and Processing 80,662 — —
—
80,662
Producer Durables 207,870 — —
—
207,870
Technology 132,309 — —
—
132,309
Utilities 51,143 — —
—
51,143
Warrants and Rights 16 — — — 16
Short-Term Investments — — — 57,373 57,373
Other Securities — — — 18,532 18,532
Total Investments
1,133,027 — — 75,905 1,208,932
Securities Sold Short
**
(36,026) — — — (36,026)
Other Financial Instruments
Assets
Futures Contracts 4,016 — — — 4,016
Total Other Financial Instruments
*
$ 4,016 $ — $ — $ — $ 4,016
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2022, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 U.S. Small Cap Equity Fund
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2022, were less than 1% of net assets.

Russell Investment Company
International Developed Markets Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 31
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.5%
Argentina - 0.0%
YPF SA - ADR(Æ) 81,628 303
Australia - 2.1%
Ampol, Ltd. 46,756 1,106
APA Group 2,530 21
ASX, Ltd. - ADR 2,999 186
Australia & New Zealand Banking
Group, Ltd. - ADR 45,030 724
BGP Holdings PLC(Æ)(Š) 559,805 —
BHP Group, Ltd. 162,252 4,465
BHP Group, Ltd. - ADR 188,650 5,188
BlueScope Steel, Ltd. 36,525 425
Commonwealth Bank of Australia - ADR 113,972 8,061
CSL, Ltd. 7,574 1,538
Dexus Property Group(ö) 82,524 551
Fortescue Metals Group, Ltd. 187,333 2,408
Insurance Australia Group, Ltd.(Æ) 432,093 1,350
Macquarie Group, Ltd. 7,420 941
Magellan Financial Group, Ltd. - ADR 17,405 179
Medibank Pvt, Ltd. 527,105 1,259
National Australia Bank, Ltd. - ADR 38,280 820
Rio Tinto, Ltd. - ADR 5,465 374
South32, Ltd. Class B 836,512 2,234
Wesfarmers, Ltd.(Æ) 16,580 541
Westpac Banking Corp. 39,098 589
Woodside Energy Group, Ltd. 63,408 1,431
34,391
Austria - 0.4%
ams AG(Æ) 106,441 880
Erste Group Bank AG 173,501 4,394
Mondi PLC 73,775 1,403
6,677
Belgium - 0.3%
Ageas SA 60,144 2,622
Etablissements Franz Colruyt NV 30,135 835
KBC Groep NV 3,188 167
UCB SA 22,055 1,725
5,349
Brazil - 0.8%
Ambev SA 2,411,100 6,958
Atacadao SA 160,000 576
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 351,800 3,037
Telefonica Brasil SA 220,600 1,902
Ultrapar Participacoes SA 438,900 1,076
13,549
Canada - 4.7%
Agnico Eagle Mines, Ltd. 9,031 388
Alimentation Couche-Tard, Inc. 20,271 906
ARC Resources, Ltd. 111,291 1,561
B2Gold Corp. 428,167 1,498
Bank of Montreal(Ñ) 10,673 1,064
Bank of Nova Scotia (The) 29,928 1,823
Barrick Gold Corp. 178,518 2,813
CAE, Inc.(Æ) 440,724 11,659
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cameco Corp. Class A 73,521 1,895
Canadian Imperial Bank of Commerce 15,270 772
Canadian National Railway Co. 74,232 9,404
CGI Group, Inc.(Æ) 8,597 737
Dollarama, Inc. 51,498 3,121
Emera, Inc. 9,023 428
Enbridge, Inc. 47,239 2,122
George Weston, Ltd. 5,718 682
Great-West Lifeco, Inc. 16,734 407
iA Financial Corp., Inc. 7,435 409
Kinross Gold Corp.(Ñ) 293,292 1,000
Loblaw Cos., Ltd. 10,235 932
Metro, Inc. Class A 29,493 1,633
National Bank of Canada 21,403 1,502
Open Text Corp. 13,314 545
Royal Bank of Canada - GDR 98,236 9,578
Stantec, Inc. 63,218 3,120
Sun Life Financial, Inc. 128,850 5,983
TC Energy Corp.(Æ) 30,063 1,603
TELUS Corp. 37,210 857
Thomson Reuters Corp.(Æ) 6,472 727
Toronto-Dominion Bank (The) 125,847 8,175
77,344
China - 1.5%
Alibaba Group Holding, Ltd.(Æ) 364,400 4,117
Dongfeng Motor Group Co., Ltd. Class H 3,414,000 2,363
Tencent Holdings, Ltd. 297,788 11,714
Trip.com Group, Ltd. - ADR(Æ) 136,099 3,509
Wilmar International, Ltd. 930,700 2,713
24,416
Denmark - 1.1%
AP Moller - Maersk A/S Class B 1,703 4,647
Carlsberg A/S Class B 5,612 727
Chr Hansen Holding A/S 10,196 667
Coloplast A/S Class B 5,108 597
Danske Bank A/S 228,199 3,185
DSV A/S 25,043 4,209
Novo Nordisk A/S Class B 26,976 3,173
Novozymes A/S Class B 9,013 575
Tryg A/S 17,558 400
18,180
Finland - 1.8%
Elisa OYJ 38,662 2,137
Kone OYJ Class B 64,366 2,936
Neste OYJ 9,166 471
Nokia OYJ 2,592,232 13,571
Nordea Bank Abp 98,132 967
Orion OYJ Class B 10,943 522
Sampo OYJ Class A 77,566 3,348
UPM-Kymmene OYJ 124,682 3,946
Wartsila OYJ Abp Class B 237,631 2,084
29,982
France - 8.9%
Accor SA(Æ) 267,674 6,947
Air Liquide SA Class A 6,929 955
Airbus Group SE 42,822 4,631

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Amundi SA(Þ) 100,302 5,438
AXA SA 230,098 5,312
BNP Paribas SA 76,058 3,605
Bouygues SA - ADR 82,892 2,503
Bureau Veritas SA 132,760 3,662
Capgemini SE 20,434 3,899
Carrefour SA 151,141 2,578
Cie de Saint-Gobain SA 96,418 4,498
Danone SA 14,289 788
Dassault Aviation SA 22,447 3,210
Dassault Systemes SE 13,645 585
Edenred 15,670 805
Eiffage SA 6,093 572
Engie SA 381,232 4,722
Euroapi SA(Æ) 4,355 74
Gecina SA(ö) 3,789 390
Hermes International 954 1,306
Legrand SA - ADR 5,647 464
L'Oreal SA 19,807 7,481
LVMH Moet Hennessy Louis Vuitton
SE - ADR 20,170 14,031
Michelin (CGDE) 290,234 8,114
Orange SA - ADR 369,909 3,783
Pernod Ricard SA 4,965 977
Publicis Groupe SA - ADR 95,500 5,104
Remy Cointreau SA 3,134 621
Renault SA(Æ) 77,895 2,298
Rexel SA Class H(Æ) 773,170 13,738
Sanofi - ADR 103,751 10,324
Schneider Electric SE 40,527 5,621
SCOR SE - ADR 136,457 2,397
SEB SA 3,567 301
Societe Generale SA 141,672 3,177
Teleperformance - GDR 2,683 898
Total SE 198,256 10,113
Vinci SA 13,553 1,301
Vivendi SE - ADR 92,667 879
148,102
Germany - 4.5%
adidas AG 40,632 6,973
Allianz SE 8,727 1,583
BASF SE 135,893 6,030
Beiersdorf AG 5,386 554
Brenntag SE 12,431 869
Ceconomy AG 197,261 396
Continental AG 30,634 2,167
Covestro AG(Þ) 266,926 9,069
Daimler Truck Holding AG(Æ) 239,608 6,514
Deutsche Boerse AG 28,673 4,998
Deutsche Telekom AG 95,345 1,804
E.ON SE 90,824 814
Fresenius Medical Care AG & Co. 146,636 5,418
Fresenius SE & Co. KGaA 138,413 3,535
Hannover Rueck SE 16,585 2,343
HeidelbergCement AG 63,815 3,228
Henkel AG & Co. KGaA 9,133 574
Infineon Technologies AG - ADR 102,260 2,777
LEG Immobilien SE 8,500 770
Mercedes-Benz Group AG 39,418 2,306
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Muenchener Rueckversicherungs-
Gesellschaft AG 20,357 4,603
SAP SE - ADR 12,985 1,204
Siemens AG 29,643 3,291
Symrise AG 6,464 750
Vonovia SE 14,774 490
Zalando SE(Æ)(Þ) 66,680 1,862
74,922
Hong Kong - 3.0%
AIA Group, Ltd. 998,975 10,082
CK Asset Holdings, Ltd. 572,157 4,051
CK Hutchison Holdings, Ltd. Class B 77,631 516
CK Infrastructure Holdings, Ltd. 39,000 245
CLP Holdings, Ltd. 520,500 4,412
Galaxy Entertainment Group, Ltd. 1,223,883 7,294
Hang Seng Bank, Ltd. 182,400 2,943
Hong Kong Exchanges & Clearing, Ltd. 52,800 2,425
Link Real Estate Investment Trust(ö) 91,400 766
Power Assets Holdings, Ltd. 349,000 2,284
Sun Hung Kai Properties, Ltd. 55,500 665
Techtronic Industries Co., Ltd. 1,169,739 13,052
WH Group, Ltd.(Þ) 1,313,500 996
Xinyi Glass Holdings, Ltd. 398,000 787
50,518
India - 1.4%
Canara Bank 507,019 1,428
Housing Development Finance Corp.,
Ltd. 558,756 16,828
Oil & Natural Gas Corp., Ltd. 582,048 989
Reliance Industries, Ltd. - GDR(Þ) 59,745 3,783
Zee Entertainment Enterprises, Ltd. 143,859 450
23,478
Indonesia - 0.2%
Bank Mandiri Persero Tbk PT 6,493,900 3,638
Ireland - 1.5%
AIB Group PLC 669,825 1,525
Bank of Ireland Group PLC 956,862 5,477
CRH PLC 12,422 476
Flutter Entertainment PLC(Æ) 29,217 2,935
James Hardie Industries PLC 79,045 1,955
Kerry Group PLC Class A 93,803 9,920
Ryanair Holdings PLC - ADR(Æ) 37,783 2,758
25,046
Israel - 0.2%
Bank Hapoalim BM 78,886 740
Bank Leumi Le-Israel BM 73,011 714
Check Point Software Technologies, Ltd.
(Æ) 7,544 940
Israel Discount Bank, Ltd. Class A 93,084 531
Mizrahi Tefahot Bank, Ltd. 12,573 469
3,394
Italy - 1.6%
Assicurazioni Generali SpA(Ñ) 221,821 3,326
BPER Banca SpA 691,280 965
Davide Campari-Milano SpA(Æ) 358,341 3,984

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Enel SpA 877,906 4,436
Eni SpA - ADR 424,534 5,106
FinecoBank Banca Fineco SpA 92,975 1,161
Moncler SpA 48,011 2,410
Recordati SpA 9,519 423
Snam Rete Gas SpA 107,597 540
Terna Rete Elettrica Nazionale SpA 40,469 310
UniCredit SpA 390,647 3,868
26,529
Japan - 18.8%
Ajinomoto Co., Inc. 25,994 684
Alfresa Holdings Corp. 82,300 1,097
Alps Alpine Co., Ltd. 116,100 1,208
Astellas Pharma, Inc. 312,000 4,893
Benesse Holdings, Inc. 7,900 142
Bridgestone Corp. 84,800 3,321
Brother Industries, Ltd. 45,700 855
Canon, Inc. 230,400 5,451
Casio Computer Co., Ltd. 32,000 313
Concordia Financial Group, Ltd. 185,200 627
Dai-ichi Life Holdings, Inc. 179,125 3,104
Daiichi Sankyo Co., Ltd. 153,400 4,063
Daito Trust Construction Co., Ltd. 17,100 1,621
Daiwa House Industry Co., Ltd. 39,900 991
Daiwa House REIT Investment Corp.(ö) 147 354
Daiwa Securities Group, Inc. 153,600 708
DeNA Co., Ltd. 92,200 1,363
Eisai Co., Ltd. 45,510 2,085
Fuji Media Holdings, Inc. 26,900 234
FUJIFILM Holdings Corp. 10,900 623
Fukuoka Financial Group, Inc. 136,500 2,413
Hino Motors, Ltd. 355,500 1,844
Honda Motor Co., Ltd. 541,270 13,861
Iida Group Holdings Co., Ltd. 142,600 2,333
Inpex Corp. 226,400 2,593
Isuzu Motors, Ltd. 787,400 8,653
ITOCHU Corp. 53,400 1,559
Japan Airlines Co., Ltd.(Æ) 149,300 2,606
Japan Exchange Group, Inc. 116,800 1,859
Japan Post Holdings Co., Ltd. 144,000 1,035
Japan Real Estate Investment Corp.(ö) 72 347
Japan Tobacco, Inc. 341,100 6,116
JGC Holdings Corp. 181,800 2,239
Kajima Corp. 35,000 400
Kamigumi Co., Ltd. 56,739 1,155
Kansai Electric Power Co., Inc. (The) 98,700 1,001
Kao Corp. 107,600 4,691
KDDI Corp. 211,900 6,829
Keyence Corp. 24,500 9,722
Kirin Holdings Co., Ltd. 149,600 2,455
Komatsu, Ltd. 419,400 9,583
Kyocera Corp. 94,700 5,266
Lion Corp. 42,100 485
Makita Corp. 94,553 2,308
McDonald's Holdings Co. Japan, Ltd. 28,000 1,050
Medipal Holdings Corp. 69,000 1,040
MEIJI Holdings Co., Ltd. 55,900 2,916
Menicon Co., Ltd. 304,400 7,687
Mitsubishi Corp. 36,900 1,099
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mitsubishi Electric Corp. 361,700 3,838
Mitsubishi Estate Co., Ltd. 240,900 3,587
Mitsubishi Heavy Industries, Ltd. 46,000 1,711
Mitsubishi UFJ Financial Group, Inc. 992,700 5,595
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 242,400 1,173
Mitsui & Co., Ltd. 111,800 2,456
Mizuho Financial Group, Inc. 57,300 682
MS&AD Insurance Group Holdings, Inc. 189,700 6,138
Murata Manufacturing Co., Ltd. 37,210 2,178
Nidec Corp. 44,000 3,061
Nikon Corp. 146,200 1,679
Nintendo Co., Ltd. 9,420 4,236
Nippon Building Fund, Inc.(ö) 131 695
Nippon Prologis REIT, Inc.(Æ)(ö) 128 333
Nippon Telegraph & Telephone Corp. 37,464 1,070
Nippon Television Holdings, Inc. 115,900 1,079
Nissan Motor Co., Ltd. 554,600 2,107
Nitori Holdings Co., Ltd. 3,300 348
Nitto Denko Corp. 30,800 1,983
Nomura Holdings, Inc. 269,400 1,031
Obayashi Corp. 50,500 371
Oji Holdings Corp. 215,600 900
Ono Pharmaceutical Co., Ltd. 239,392 6,720
ORIX Corp. 5,900 105
Orix JREIT, Inc.(ö) 262 376
Osaka Gas Co., Ltd. 41,800 751
Otsuka Corp. 19,000 593
Otsuka Holdings Co., Ltd. 123,000 4,393
Panasonic Holdings Corp. 539,661 4,461
Pigeon Corp. 25,300 371
Resona Holdings, Inc. 1,943,900 7,528
SCSK Corp. 20,500 361
Secom Co., Ltd. 14,200 951
Sekisui Chemical Co., Ltd. 83,500 1,174
Sekisui House, Ltd. 50,700 900
Seven & i Holdings Co., Ltd. 28,000 1,144
Shimamura Co., Ltd. 15,738 1,508
Shimizu Corp. 107,000 608
Shin-Etsu Chemical Co., Ltd. 104,694 13,426
Shiseido Co., Ltd. 144,500 5,949
Shizuoka Bank, Ltd. (The) 68,800 415
SMC Corp. 5,700 2,821
SoftBank Corp. 53,200 615
Sohgo Security Services Co., Ltd. 27,100 760
Sony Group Corp. 44,050 3,771
Stanley Electric Co., Ltd. 99,623 1,753
Subaru Corp. 155,088 2,714
Sumitomo Electric Industries, Ltd. 247,600 2,758
Sumitomo Heavy Industries, Ltd. 75,200 1,717
Sumitomo Mitsui Financial Group, Inc. 168,200 5,271
Sumitomo Mitsui Trust Holdings, Inc. 128,400 4,209
Sumitomo Rubber Industries, Ltd. 116,400 1,049
Suntory Beverage & Food, Ltd. 11,200 442
T&D Holdings, Inc. 503,700 5,647
Taiheiyo Cement Corp. 75,300 1,130
Taisei Corp. 21,800 696
Takeda Pharmaceutical Co., Ltd. 258,200 7,597
THK Co., Ltd. 99,200 2,105
Tokio Marine Holdings, Inc. 13,500 788

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tokyo Electron, Ltd. 25,856 8,965
Tokyo Gas Co., Ltd. 52,500 1,031
Toray Industries, Inc. 682,500 3,755
Toyota Industries Corp. 68,200 4,133
Toyota Motor Corp. 146,600 2,373
Trend Micro, Inc. 33,600 1,951
Tsuruha Holdings, Inc. 23,600 1,345
USS Co., Ltd. 42,900 842
Yakult Honsha Co., Ltd. 7,300 445
Yamaha Motor Co., Ltd. 107,300 2,071
Yamato Holdings Co., Ltd. 142,800 2,506
312,127
Jersey - 0.1%
Glencore PLC 415,809 2,350
Luxembourg - 0.5%
ArcelorMittal SA(Æ) 54,357 1,336
Eurofins Scientific SE 72,908 5,681
RTL Group SA 35,429 1,389
8,406
Malaysia - 0.1%
CIMB Group Holdings BHD 1,497,529 1,755
Mexico - 0.5%
America Movil SAB de CV Class L
- ADR 32,014 606
Grupo Televisa SAB - ADR 1,065,100 8,329
8,935
Netherlands - 5.7%
ABN AMRO Bank NV(Þ) 216,245 2,213
Adyen NV(Æ)(Þ) 1,720 3,103
Akzo Nobel NV 5,477 369
ASML Holding NV 13,272 7,620
Euronext NV(Þ) 8,975 731
Ferrari NV 18,601 3,944
Heineken Holding NV 8,668 685
Heineken NV 165,711 16,325
ING Groep NV 1,025,374 9,965
Koninklijke Ahold Delhaize NV 45,887 1,264
Koninklijke DSM NV 1,943 311
Koninklijke Philips NV 259,087 5,375
NN Group NV 13,617 638
PostNL NV - ADR(Ñ) 243,727 643
Randstad NV 177,467 8,985
Shell PLC 962,514 25,694
Universal Music Group NV 251,250 5,707
VEON, Ltd.(Æ) 618,035 299
Wolters Kluwer NV 9,212 1,001
94,872
New Zealand - 0.4%
Fisher & Paykel Healthcare Corp., Ltd. 413,538 5,533
Spark New Zealand, Ltd. 358,727 1,154
6,687
Norway - 0.5%
DNB Bank ASA 31,767 624
Gjensidige Forsikring ASA 20,127 420
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mowi ASA 126,598 2,912
Norsk Hydro ASA 71,010 480
Orkla ASA 235,243 2,028
Telenor ASA 63,543 770
Yara International ASA 12,992 553
7,787
Portugal - 0.1%
Jeronimo Martins SGPS SA 36,003 834
Russia - 0.0%
Gazprom PJSC - ADR(Æ)(Š) 303,685 —
Lukoil PJSC - ADR(Æ)(Š) 10,952 —
Mobile TeleSystems PJSC - ADR(Æ)(Š) 145,363 —
Sberbank of Russia PJSC(Æ)(Š) 415,116 —
—
Singapore - 0.4%
DBS Group Holdings, Ltd. 153,238 3,501
Oversea-Chinese Banking Corp., Ltd. 92,460 783
Singapore Exchange, Ltd. 41,400 297
Singapore Technologies Engineering,
Ltd. 124,800 364
United Overseas Bank, Ltd. 36,000 720
Venture Corp., Ltd. 96,200 1,227
6,892
South Africa - 0.1%
MTN Group, Ltd. 64,302 539
Old Mutual, Ltd. 1,682,419 1,148
1,687
South Korea - 1.7%
Coway Co., Ltd. 39,763 1,959
Hankook Tire & Technology Co., Ltd. 46,485 1,251
Hyundai Mobis Co., Ltd. 14,583 2,576
KB Financial Group, Inc. 88,337 3,289
KT Corp. - ADR 253,851 3,655
LG Energy Solution, Ltd.(Æ) 6,796 2,222
POSCO Holdings, Inc. 21,187 3,968
Samsung Electronics Co., Ltd. 67,918 3,221
Shinhan Financial Group Co., Ltd. 229,718 6,338
28,479
Spain - 2.0%
Amadeus IT Group SA Class A(Æ) 101,888 5,945
CaixaBank SA(Ñ) 2,450,694 7,364
Cellnex Telecom SA(Þ) 201,939 9,038
Enagas SA(Ñ) 35,532 702
Endesa SA - ADR 88,534 1,620
Iberdrola SA 163,658 1,744
Industria de Diseno Textil SA 210,024 5,101
Red Electrica Corp. SA 41,050 807
Telefonica SA - ADR 138,514 619
32,940
Sweden - 2.2%
Assa Abloy AB Class B 185,369 4,378
Atlas Copco AB(Æ) 195,104 2,281
Boliden AB(Æ) 75,427 2,511
Essity Aktiebolag Class B 34,279 871

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hexagon AB(Æ) 579,954 6,858
Investor AB Class B 31,281 586
Kinnevik AB Class B(Æ) 15,109 274
Sandvik AB 376,051 6,925
Securitas AB Class B 52,756 537
Skandinaviska Enskilda Banken AB
Class A 57,071 621
Skanska AB Class B 25,636 437
SKF AB Class B 170,532 2,882
Svenska Handelsbanken AB Class A 59,821 540
Swedbank AB Class A 27,731 384
Swedish Match AB 532,006 5,573
35,658
Switzerland - 9.4%
ABB, Ltd. 117,527 3,576
Adecco Group AG 102,790 3,631
Alcon, Inc. 47,138 3,707
Baloise Holding AG 3,218 512
Barry Callebaut AG 177 393
Chocoladefabriken Lindt & Spruengli
AG 78 1,486
Cie Financiere Richemont SA Class A 35,105 4,247
Credit Suisse Group AG Class A 380,434 2,220
EMS-Chemie Holding AG 1,802 1,432
Geberit AG 1,012 534
Givaudan SA 199 697
Julius Baer Group, Ltd. 99,998 5,186
Kuehne & Nagel International AG 1,694 456
LafargeHolcim, Ltd.(Æ) 104,305 4,889
Lonza Group AG 6,048 3,686
Nestle SA 228,177 28,024
Novartis AG 221,763 19,060
Partners Group Holding AG 7,446 8,110
Roche Holding AG 54,286 18,102
Schindler Holding AG 4,425 855
SGS SA 1,561 3,812
Sika AG 3,217 796
Swatch Group AG (The) Class B 8,481 2,269
Swiss Life Holding AG 1,024 544
Swiss Prime Site AG Class A 7,408 674
Swisscom AG 8,336 4,509
UBS Group AG 1,630,879 26,709
Zurich Insurance Group AG 13,236 5,778
155,894
Taiwan - 2.4%
Catcher Technology Co., Ltd. 402,000 2,298
Hon Hai Precision Industry Co., Ltd. 3,596,241 13,115
MediaTek, Inc. 102,000 2,346
Taiwan Semiconductor Manufacturing
Co., Ltd. 567,000 9,710
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 146,162 12,932
40,401
Thailand - 0.2%
Kasikornbank PCL 974,600 3,923
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Turkey - 0.1%
Turk Telekomunikasyon AS 1,622,455 819
Turkcell Iletisim Hizmetleri AS 884,898 837
1,656
United Kingdom - 11.4%
Anglo American PLC 213,581 7,715
AstraZeneca PLC 62,295 8,189
Aviva PLC 590,427 2,865
Babcock International Group PLC(Æ) 354,923 1,487
BAE Systems PLC 103,303 971
Barclays PLC 1,643,128 3,161
Barratt Developments PLC 70,683 433
Berkeley Group Holdings PLC 33,764 1,747
BP PLC 1,682,901 8,243
British American Tobacco PLC 1,609 63
British Land Co. PLC (The)(ö) 295,516 1,776
BT Group PLC 1,583,126 3,125
Centrica PLC 850,886 913
Compass Group PLC 341,749 8,021
Croda International PLC(Æ) 9,335 853
Diageo PLC 128,406 6,103
Direct Line Insurance Group PLC 273,501 687
easyJet PLC(Æ) 367,567 1,797
Endeavour Mining PLC 67,255 1,327
Experian PLC 40,577 1,422
Ferguson PLC 3,381 426
Halma PLC 17,565 495
HSBC Holdings PLC 1,481,236 9,289
Intermediate Capital Group PLC(Æ) 185,912 3,458
Intertek Group PLC 12,220 653
J Sainsbury PLC 3,513,960 9,475
John Wood Group PLC(Æ) 1,722,389 3,301
Johnson Matthey PLC 12,462 326
Kingfisher PLC 469,893 1,489
Land Securities Group PLC(ö) 197,092 1,764
Legal & General Group PLC 187,324 598
Linde PLC 50,210 15,154
Lloyds Banking Group PLC 940,284 521
Marks & Spencer Group PLC(Æ) 256,695 444
Natwest Group PLC 1,099,564 3,338
Persimmon PLC Class A 53,218 1,224
Reckitt Benckiser Group PLC 48,921 3,971
RELX PLC 56,726 1,679
Rio Tinto PLC 101,362 6,101
Sage Group PLC (The) 79,547 685
Scottish & Southern Energy PLC 58,109 1,250
Segro PLC(ö) 290,062 3,887
Smith & Nephew PLC 230,960 2,957
Spirax-Sarco Engineering PLC 3,538 517
St. James's Place PLC 155,726 2,338
Standard Chartered PLC 1,363,963 9,411
Taylor Wimpey PLC 275,724 428
TechnipFMC PLC(Æ) 657,459 5,319
Tesco PLC 2,431,191 7,789
Travis Perkins PLC 402,337 5,173
Unilever PLC 144,194 7,024
United Utilities Group PLC 29,151 388
Vodafone Group PLC 3,292,134 4,857
Wausau Paper Corp. 396,544 4,278

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Weir Group PLC (The) 417,533 8,536
189,441
United States - 2.9%
Accenture PLC Class A 51,730 15,843
Allegion PLC 107,206 11,332
Amdocs, Ltd. 55,597 4,840
Aon PLC Class A 32,519 9,464
GSK Finance No. 3 PLC 52,643 1,109
Lululemon Athletica, Inc.(Æ) 11,942 3,708
Schlumberger, Ltd. 74,013 2,741
49,037
Total Common Stocks
(cost $1,685,288) 1,555,579
Preferred Stocks - 1.7%
Germany - 1.2%
Henkel AG & Co. KGaA
2.810% (Ÿ) 48,282 3,076
Porsche Automobil Holding SE
3.892% (Ÿ) 5,196 374
Sartorius AG
0.294% (Ÿ) 15,869 7,062
Volkswagen AG
5.348% (Ÿ) 63,976 8,983
19,495
South Korea - 0.5%
Samsung Electronics Co., Ltd.
2.651% (Ÿ) 213,570 9,412
Total Preferred Stocks
(cost $32,144) 28,907
Warrants and Rights - 0.0%
Australia - 0.0%
Australia & New Zealand Banking
Group, Ltd. (Æ)
2022  Rights 3,002 9
Magellan Financial Group, Ltd. (Æ)
2027 Warrants  2,175 1
10
Total Warrants and Rights
(cost $—) 10
Short-Term Investments - 2.9%
United States - 2.9%
U.S. Cash Management Fund(@) 47,848,799 (∞) 47,830
Total Short-Term Investments
(cost $47,830) 47,830
Other Securities - 0.5%
U.S. Cash Collateral Fund(@)(×) 8,506,470 (∞) 8,506
Total Other Securities
(cost $8,506) 8,506
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments - 98.6%
(identified cost $1,773,768) 1,640,832
Other Assets and Liabilities, Net
- 1.4%
23,426
Net Assets - 100.0%
1,664,258

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 37
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.2%
ABN AMRO Bank NV 10/03/19 EUR 216,245 17 .40 3,763
2,213
Adyen NV 04/19/22 EUR 1,720 933 .05 1,605
3,103
Amundi SA 07/08/22 EUR 100,302 62 .66 6,285
5,438
Cellnex Telecom SA 10/12/18 EUR 201,939 42 .90 8,662
9,038
Covestro AG 06/26/19 EUR 266,926 43 .25 11,546
9,069
Euronext NV 04/29/22 EUR 8,975 81 .03 727
731
Reliance Industries, Ltd. 01/13/21 INR 59,745 59 .11 3,531
3,783
WH Group, Ltd. 06/26/19 HKD 1,313,500 0 .80 1,046
996
Zalando SE 12/12/19 EUR 66,680 56 .62 3,775 1,862
36,233
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 30 EUR 4,353 08/22
395
CAC40 Euro Index Futures 175 EUR 11,283 08/22
829
Dow Jones Index Futures 22 EUR 7,410 09/22
144
EURO STOXX 50 Index Futures 169 EUR 6,256 09/22
384
FTSE 100 Index Futures 261 GBP 19,255 09/22
626
FTSE/MIB Index Futures 22 EUR 2,461 09/22
89
Hang Seng Index Futures 11 HKD 11,052 08/22
(42)
IBEX 35 Index Futures 31 EUR 2,530 08/22
62
MSCI Singapore Index Futures 30 SGD 882 08/22
8
OMXS30 Index Futures 138 SEK 28,066 08/22
128
S&P/TSX 60 Index Futures 544 CAD 129,146 09/22
(2,770)
SPI 200 Index Futures 540 AUD 92,610 09/22
2,054
TOPIX Index Futures 115 JPY 2,228,124 09/22 (37)
Short Positions
MSCI Emerging Markets Index Futures 2,649 USD 132,251 09/22
1,111
S&P 500 E-Mini Index Futures 218 USD 45,055 09/22 (3,191)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (210)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 14,733 AUD 20,398 09/21/22 (470)
Bank of America USD 25,910 CAD 32,473 09/21/22 (556)
Bank of America USD 4,075 DKK 28,060 09/21/22 (209)
Bank of America USD 1,540 EUR 1,507 08/02/22 —
Bank of America USD 4,602 GBP 3,662 09/21/22 (137)
Bank of America USD 12,863 GBP 10,800 09/21/22 304
Bank of America USD 1 JPY 175 08/01/22 —
Bank of America USD 10,873 JPY 1,449,144 09/21/22 36

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America CHF 6,780 USD 6,998 09/21/22 (152)
Bank of America EUR 2,018 USD 2,059 08/02/22 (4)
Bank of America EUR 11,200 USD 11,383 09/21/22 (104)
Bank of America GBP 578 USD 703 08/02/22 (1)
Bank of America JPY 66,611 USD 500 08/02/22 1
HSBC USD 14,721 AUD 20,398 09/21/22 (458)
HSBC USD 25,884 CAD 32,473 09/21/22 (529)
HSBC USD 4,074 DKK 28,060 09/21/22 (208)
HSBC USD 4,595 GBP 3,662 09/21/22 (130)
HSBC USD 10,880 JPY 1,449,144 09/21/22 29
HSBC CHF 6,780 USD 7,006 09/21/22 (144)
JPMorgan Chase USD 14,734 AUD 20,398 09/21/22 (470)
JPMorgan Chase USD 25,904 CAD 32,473 09/21/22 (549)
JPMorgan Chase USD 4,075 DKK 28,060 09/21/22 (209)
JPMorgan Chase USD 4,601 GBP 3,662 09/21/22 (136)
JPMorgan Chase USD 10,892 JPY 1,449,144 09/21/22 17
JPMorgan Chase CHF 6,780 USD 7,004 09/21/22 (146)
Royal Bank of Canada USD 14,716 AUD 20,398 09/21/22 (453)
Royal Bank of Canada USD 25,901 CAD 32,473 09/21/22 (546)
Royal Bank of Canada USD 4,074 DKK 28,060 09/21/22 (208)
Royal Bank of Canada USD 4,596 GBP 3,662 09/21/22 (132)
Royal Bank of Canada USD 10,853 JPY 1,449,144 09/21/22 56
Royal Bank of Canada AUD 8,475 USD 5,883 09/21/22 (43)
Royal Bank of Canada CAD 8,255 USD 6,387 09/21/22 (59)
Royal Bank of Canada CHF 6,780 USD 6,994 09/21/22 (156)
Royal Bank of Canada EUR 9,350 USD 9,945 09/21/22 355
Royal Bank of Canada GBP 351 USD 432 09/21/22 4
Royal Bank of Canada JPY 489,980 USD 3,619 09/21/22 (69)
Royal Bank of Canada JPY 2,200,000 USD 16,197 09/21/22 (364)
Royal Bank of Canada SEK 8,633 USD 859 09/21/22 8
State Street USD 2,860 EUR 2,653 09/21/22 (139)
State Street USD 10,185 NOK 96,290 09/21/22 (212)
State Street USD 18,509 SEK 181,020 09/21/22 (657)
State Street USD 305 SGD 420 09/21/22 (1)
State Street HKD 2,290 USD 293 09/21/22 —
State Street NZD 7,900 USD 5,082 09/21/22 115
State Street TWD 14,773 USD 493 08/01/22 —
Toronto Dominion Bank USD 14,738 AUD 20,398 09/21/22 (475)
Toronto Dominion Bank USD 25,914 CAD 32,473 09/21/22 (558)
Toronto Dominion Bank USD 4,075 DKK 28,060 09/21/22 (209)
Toronto Dominion Bank USD 4,601 GBP 3,662 09/21/22 (136)
Toronto Dominion Bank USD 10,877 JPY 1,449,144 09/21/22 33
Toronto Dominion Bank CHF 6,780 USD 7,001 09/21/22 (149)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (8,220)

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 39
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 303 $ — $ —
$ —
$ 303
Australia 664 33,727 —
—
34,391
Austria — 6,677 —
—
6,677
Belgium — 5,349 —
—
5,349
Brazil 13,549 — —
—
13,549
Canada 77,344 — —
—
77,344
China 3,509 20,907 —
—
24,416
Denmark — 18,180 —
—
18,180
Finland — 29,982 —
—
29,982
France — 148,102 —
—
148,102
Germany — 74,922 —
—
74,922
Hong Kong — 50,518 —
—
50,518
India — 23,478 —
—
23,478
Indonesia — 3,638 —
—
3,638
Ireland 2,758 22,288 —
—
25,046
Israel 940 2,454 —
—
3,394
Italy — 26,529 —
—
26,529
Japan — 312,127 —
—
312,127
Jersey — 2,350 —
—
2,350
Luxembourg — 8,406 —
—
8,406
Malaysia — 1,755 —
—
1,755
Mexico 8,935 — —
—
8,935
Netherlands 299 94,573 —
—
94,872
New Zealand — 6,687 —
—
6,687
Norway — 7,787 —
—
7,787
Portugal — 834 —
—
834
Russia — — —
—
—
Singapore — 6,892 —
—
6,892
South Africa — 1,687 —
—
1,687
South Korea 3,655 24,824 —
—
28,479
Spain — 32,940 —
—
32,940
Sweden — 35,658 —
—
35,658
Switzerland — 155,894 —
—
155,894
Taiwan 12,932 27,469 —
—
40,401
Thailand — 3,923 —
—
3,923
Turkey — 1,656 —
—
1,656
United Kingdom 6,646 182,795 —
—
189,441
United States 47,928 1,109 —
—
49,037
Preferred Stocks — 28,907 — — 28,907
Warrants and Rights 10 — — — 10
Short-Term Investments — — — 47,830 47,830

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 International Developed Markets Fund
It
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Other Securities — — — 8,506 8,506
Total Investments 179,472 1,405,024 — 56,336 1,640,832
Other Financial Instruments
Assets
Futures Contracts 5,830 — — — 5,830
Foreign Currency Exchange Contracts — 958 — — 958
Liabilities
Futures Contracts (6,040) — — — (6,040)
Foreign Currency Exchange Contracts (6) (9,172) — — (9,178)
Total Other Financial Instruments
*
$ (216) $ (8,214) $ — $ — $ (8,430)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2022, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2022, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
238,619
Consumer Staples ...................................................................
116,689
Energy ....................................................................................
79,023
Financial Services ...................................................................
367,377
Health Care .............................................................................
141,558
Materials and Processing ........................................................
159,921
Producer Durables ..................................................................
216,722
Technology ..............................................................................
167,475
Utilities ...................................................................................
68,195
Preferred Stocks
Consumer Discretionary ..........................................................
9,357
Consumer Staples ...................................................................
3,076
Technology ..............................................................................
16,474
Warrants and Rights ....................................................................
10
Short-Term Investments ................................................................
47,830
Other Securities ...........................................................................
8,506
Total Investments .................................................................... 1,640,832

Russell Investment Company
Global Equity Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.2%
Argentina - 0.0%
YPF SA - ADR(Æ) 57,791 214
Australia - 0.4%
ASX, Ltd. - ADR 4,827 299
BHP Group, Ltd. 35,498 977
BHP Group, Ltd. - ADR 28,741 790
Brambles, Ltd. 35,226 283
Commonwealth Bank of Australia - ADR 16,466 1,165
South32, Ltd. Class B 79,910 213
Wesfarmers, Ltd.(Æ) 6,830 223
Woodside Energy Group, Ltd. 5,725 129
Woodside Energy Group, Ltd.(Æ) 7,070 160
4,239
Austria - 0.2%
ams AG(Æ) 73,212 606
Erste Group Bank AG 47,898 1,212
1,818
Belgium - 0.2%
Ageas SA 40,509 1,766
Bermuda - 0.0%
Arch Capital Group, Ltd.(Æ) 2,467 110
Brazil - 0.4%
Atacadao SA 112,700 406
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 242,900 2,097
Telefonica Brasil SA 158,700 1,368
Ultrapar Participacoes SA 369,700 907
4,778
Canada - 2.4%
Agnico Eagle Mines, Ltd. 8,284 356
ARC Resources, Ltd. 77,737 1,090
Barrick Gold Corp. 124,341 1,959
CAE, Inc.(Æ) 162,116 4,289
Cameco Corp. Class A 48,305 1,245
Canadian National Railway Co. 46,212 5,855
Intact Financial Corp. 4,353 648
Kinross Gold Corp.(Ñ) 247,521 844
Royal Bank of Canada - GDR 15,376 1,499
Shopify, Inc. Class A(Æ) 1,760 61
Sun Life Financial, Inc. 22,365 1,038
Suncor Energy, Inc. 141,312 4,797
Thomson Reuters Corp.(Æ) 7,851 882
Toronto-Dominion Bank (The) 19,921 1,294
25,857
China - 0.6%
China Construction Bank Corp. Class H 2,282,074 1,459
China Hongxing Sports, Ltd.(Æ)(Š) 6,320,000 —
Dongfeng Motor Group Co., Ltd. Class H 2,266,000 1,568
Industrial & Commercial Bank of China,
Ltd. Class H 848,000 449
Tencent Holdings, Ltd. 85,300 3,356
6,832
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Finland - 0.6%
Elisa OYJ 6,205 343
Kone OYJ Class B 4,747 217
Nokia OYJ 509,596 2,668
Orion OYJ Class B 5,082 242
Sampo OYJ Class A 16,399 708
UPM-Kymmene OYJ 22,365 708
Wartsila OYJ Abp Class B 160,682 1,409
6,295
France - 4.2%
Accor SA(Æ) 52,732 1,369
Airbus Group SE 18,597 2,011
AXA SA 137,465 3,173
BNP Paribas SA 144,077 6,828
Capgemini SE 7,845 1,497
Carrefour SA 90,601 1,545
Cie de Saint-Gobain SA 65,077 3,036
Dassault Aviation SA 8,277 1,184
Dassault Systemes SE 6,430 276
Engie SA 257,503 3,189
Euroapi SA(Æ) 394 7
LVMH Moet Hennessy Louis Vuitton
SE - ADR 5,488 3,817
Orange SA - ADR 201,193 2,058
Renault SA(Æ) 52,999 1,564
Rexel SA Class H(Æ) 58,501 1,040
Sanofi - ADR 8,307 827
Schneider Electric SE 13,265 1,840
SCOR SE - ADR 43,924 772
Societe Generale SA 95,095 2,132
TotalEnergies SE 122,787 6,263
44,428
Germany - 3.2%
adidas AG 19,922 3,419
Bayerische Motoren Werke
Aktiengesellschaft 77,635 6,312
CECONOMY AG 129,743 260
Continental AG 19,048 1,347
Daimler Truck Holding AG(Æ) 190,817 5,187
Deutsche Boerse AG 4,589 800
Fresenius SE & Co. KGaA 85,962 2,195
Hannover Rueck SE 2,604 368
HeidelbergCement AG 43,156 2,183
Mercedes-Benz Group AG 173,773 10,168
Muenchener Rueckversicherungs-
Gesellschaft AG 4,394 994
Zalando SE(Æ)(Þ) 29,159 814
34,047
Hong Kong - 1.3%
AIA Group, Ltd. 405,948 4,097
CK Asset Holdings, Ltd. 333,000 2,358
CLP Holdings, Ltd. 55,000 466
Hang Seng Bank, Ltd. 24,300 392
Link Real Estate Investment Trust(ö) 22,898 192
Power Assets Holdings, Ltd. 46,500 304
Techtronic Industries Co., Ltd. 497,967 5,557

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WH Group, Ltd.(Þ) 975,000 739
14,105
India - 0.6%
HDFC Bank, Ltd. - ADR 107,602 6,757
Indonesia - 0.2%
Bank Mandiri Persero Tbk PT 4,330,200 2,426
Ireland - 3.5%
Accenture PLC Class A 21,431 6,563
AIB Group PLC 483,165 1,100
Allegion PLC 39,670 4,193
Aon PLC Class A 882 257
Bank of Ireland Group PLC 312,526 1,789
Eaton Corp. PLC 7,362 1,092
Flutter Entertainment PLC(Æ) 13,204 1,327
Kerry Group PLC Class A 34,176 3,614
Linde PLC 28,035 8,462
Medtronic PLC 68,007 6,292
Ryanair Holdings PLC - ADR(Æ) 17,653 1,289
Seagate Technology Holdings PLC 13,696 1,095
37,073
Italy - 1.0%
Assicurazioni Generali SpA 122,560 1,837
BPER Banca 422,436 590
Davide Campari-Milano NV(Æ) 127,489 1,417
Eni SpA - ADR 288,882 3,475
FinecoBank Banca Fineco SpA 16,981 212
UniCredit SpA 270,380 2,677
10,208
Japan - 8.2%
Alfresa Holdings Corp. 69,300 924
Alps Alpine Co., Ltd. 85,600 891
Astellas Pharma, Inc. 69,700 1,093
Benesse Holdings, Inc. 9,700 175
Canon, Inc. 22,000 521
Dai-ichi Life Holdings, Inc. 122,700 2,126
DeNA Co., Ltd. 66,200 979
Eisai Co., Ltd. 13,700 628
Fuji Media Holdings, Inc. 18,100 158
Hino Motors, Ltd. 250,600 1,300
Honda Motor Co., Ltd. 170,377 4,362
Inpex Corp. 157,100 1,799
Isuzu Motors, Ltd. 164,800 1,811
Japan Airlines Co., Ltd.(Æ) 105,200 1,836
Japan Exchange Group, Inc. 11,500 183
JGC Holdings Corp. 126,500 1,558
Kamigumi Co., Ltd. 32,000 652
Kao Corp. 20,800 907
KDDI Corp. 38,900 1,254
Keyence Corp. 10,200 4,047
Kirin Holdings Co., Ltd. 102,500 1,682
Kyocera Corp. 11,100 617
Makita Corp. 64,832 1,582
Medipal Holdings Corp. 8,400 127
Mitsubishi Electric Corp. 61,500 653
Mitsubishi Estate Co., Ltd. 151,500 2,256
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mitsubishi Heavy Industries, Ltd. 32,400 1,205
Mitsubishi UFJ Financial Group, Inc. 605,400 3,412
MS&AD Insurance Group Holdings, Inc. 79,000 2,556
Nikon Corp. 101,700 1,168
Nintendo Co., Ltd. 2,000 899
Nippon Television Holdings, Inc. 55,500 517
Nissan Motor Co., Ltd. 389,000 1,478
Nitto Denko Corp. 6,200 399
Nomura Holdings, Inc. 193,200 739
Ono Pharmaceutical Co., Ltd. 97,988 2,751
Otsuka Holdings Co., Ltd. 19,900 711
Resona Holdings, Inc. 687,700 2,663
Shimamura Co., Ltd. 11,925 1,143
Shin-Etsu Chemical Co., Ltd. 47,500 6,091
SMC Corp. 2,800 1,386
Sony Group Corp. 20,000 1,712
Stanley Electric Co., Ltd. 68,529 1,206
Subaru Corp. 108,185 1,893
Sumitomo Electric Industries, Ltd. 175,600 1,956
Sumitomo Heavy Industries, Ltd. 47,500 1,085
Sumitomo Mitsui Financial Group, Inc. 172,300 5,399
Sumitomo Mitsui Trust Holdings, Inc. 75,600 2,478
Sumitomo Rubber Industries, Ltd. 82,700 746
T&D Holdings, Inc. 256,700 2,878
Taiheiyo Cement Corp. 53,500 803
Takeda Pharmaceutical Co., Ltd. 69,700 2,051
THK Co., Ltd. 65,800 1,396
Tsuruha Holdings, Inc. 14,500 826
Yamato Holdings Co., Ltd. 99,000 1,738
87,406
Luxembourg - 0.4%
Eurofins Scientific SE 40,327 3,143
RTL Group SA 25,750 1,009
4,152
Malaysia - 0.1%
CIMB Group Holdings BHD 976,117 1,144
Mexico - 0.0%
America Movil SAB de CV Class L
- ADR 23,288 441
Netherlands - 3.2%
ABN AMRO Bank NV(Þ) 150,348 1,539
ASML Holding NV 2,681 1,539
Ferrari NV 7,621 1,616
Heineken NV 115,776 11,405
ING Groep NV 708,661 6,887
Koninklijke Philips NV 138,897 2,881
LyondellBasell Industries NV Class A 2,766 247
PostNL NV - ADR(Ñ) 175,897 464
Shell PLC 297,224 7,942
VEON, Ltd.(Æ) 218,994 106
34,626
Norway - 0.1%
Mowi ASA 13,039 300

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Norsk Hydro ASA 50,675 342
642
Russia - 0.0%
Gazprom PJSC - ADR(Æ)(Š) 178,672 —
Lukoil PJSC - ADR(Æ)(Š) 9,117 —
Mobile TeleSystems PJSC - ADR(Æ)(Š) 105,880 —
Sberbank of Russia PJSC(Æ)(Š) 303,384 —
—
Singapore - 0.3%
DBS Group Holdings, Ltd. 39,740 908
United Overseas Bank, Ltd. 92,301 1,846
Venture Corp., Ltd. 21,200 270
3,024
South Africa - 0.1%
MTN Group, Ltd. 46,523 390
Old Mutual, Ltd. 1,397,562 954
1,344
South Korea - 2.4%
Coway Co., Ltd. 26,721 1,316
Hankook Tire & Technology Co., Ltd. 30,863 831
Hyundai Mobis Co., Ltd. 9,845 1,739
KB Financial Group, Inc. 61,038 2,273
KT Corp. - ADR 175,790 2,531
LG Energy Solution, Ltd.(Æ) 2,738 895
Samsung Electronics Co., Ltd. 193,839 9,192
Shinhan Financial Group Co., Ltd. 123,957 3,420
SK Hynix, Inc. 42,767 3,230
25,427
Spain - 0.5%
CaixaBank SA 659,385 1,981
Cellnex Telecom SA(Þ) 48,231 2,159
Industria de Diseno Textil SA 28,306 688
4,828
Sweden - 0.6%
Assa Abloy AB Class B 74,558 1,761
Boliden AB(Æ) 12,969 432
Kinnevik AB Class B(Æ) 11,030 200
Sandvik AB 94,663 1,743
SKF AB Class B 108,235 1,829
5,965
Switzerland - 5.4%
ABB, Ltd. 28,290 861
Adecco Group AG 68,942 2,435
Chubb, Ltd. 2,232 421
Cie Financiere Richemont SA Class A 16,268 1,968
EMS-Chemie Holding AG 348 277
Garmin, Ltd. 3,537 345
Julius Baer Group, Ltd. 36,063 1,870
LafargeHolcim, Ltd.(Æ) 60,410 2,832
Lonza Group AG 2,473 1,507
Nestle SA 129,259 15,877
Novartis AG 133,565 11,479
Partners Group Holding AG 697 759
Roche Holding AG 25,882 8,595
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SGS SA 205 501
Swatch Group AG (The) Class B 6,149 1,645
Swisscom AG 877 474
TE Connectivity, Ltd. 7,420 992
UBS Group AG 286,448 4,691
57,529
Taiwan - 2.5%
Catcher Technology Co., Ltd. 279,000 1,595
Hon Hai Precision Industry Co., Ltd. 491,000 1,791
Taiwan Semiconductor Manufacturing
Co., Ltd. 9 0, 000 1,541
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 24 0, 496 21,279
26,206
Thailand - 0.5%
Kasikornbank PCL 962,500 3,875
SCB X PCL 410,200 1,151
5,026
Turkey - 0.1%
Turk Telekomunikasyon AS 1,018,936 515
Turkcell Iletisim Hizmetleri AS 644,477 609
1,124
United Kingdom - 4.4%
Anglo American PLC 124,103 4,483
AstraZeneca PLC 17,676 2,324
Babcock International Group PLC(Æ) 251,769 1,055
Berkeley Group Holdings PLC 4,068 210
BP PLC 1,138,400 5,577
British Land Co. PLC (The)(ö) 200,487 1,205
BT Group PLC 963,298 1,901
Centrica PLC 582,544 625
Diageo PLC 28,186 1,340
easyJet PLC(Æ) 281,570 1,376
Endeavour Mining PLC 49,026 967
Ferguson PLC 2,150 271
Intermediate Capital Group PLC(Æ) 60,383 1,123
J Sainsbury PLC 526,311 1,419
Kingfisher PLC 293,418 930
Land Securities Group PLC(ö) 133,754 1,197
Linde PLC(Æ) 4,349 1,313
Marks & Spencer Group PLC(Æ) 185,040 320
NatWest Group PLC 722,746 2,194
Persimmon PLC Class A 12,831 295
Reckitt Benckiser Group PLC 3,356 272
Rio Tinto PLC 4,353 262
Schroders PLC 4,806 174
St. James's Place PLC 14,599 219
Standard Chartered PLC 460,245 3,176
Unilever PLC 130,609 6,363
Wausau Paper Corp. 273,450 2,950
Weir Group PLC (The) 156,257 3,194
46,735
United States - 44.6%
3M Co. 4,293 615
Abbott Laboratories 15,037 1,637

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AbbVie, Inc. 3,722 534
Adobe, Inc.(Æ) 18,553 7,609
Advanced Micro Devices, Inc.(Æ) 18,258 1,725
Aflac, Inc. 25,433 1,457
Agilent Technologies, Inc. 16,114 2,161
Air Products & Chemicals, Inc. 3,738 928
Airbnb, Inc. Class A(Æ) 15,226 1,690
Akamai Technologies, Inc.(Æ) 2,083 200
Albemarle Corp. 6,928 1,693
Align Technology, Inc.(Æ) 4,701 1,321
Allstate Corp. (The) 4,365 511
Alphabet, Inc. Class A(Æ) 17 , 700 2,059
Alphabet, Inc. Class C(Æ) 250 , 960 29,272
Altria Group, Inc. 5,790 254
Amazon.com, Inc.(Æ) 112,270 15,151
Amcor PLC 16,492 214
Ameren Corp. 3,114 290
American Electric Power Co., Inc. 5,215 514
American Express Co. 17,595 2,710
American International Group, Inc. 4,316 223
American Water Works Co., Inc. 5,876 913
AmerisourceBergen Corp. Class A 2,383 348
Amgen, Inc. 1,439 356
Amphenol Corp. Class A 4,320 333
Analog Devices, Inc. 5,577 959
Ansys, Inc.(Æ) 12,486 3,483
Anthem, Inc.(Æ) 15,539 7,414
AO Smith Corp. 3,285 208
Apple, Inc. 98,999 16,088
Applied Materials, Inc. 54,974 5,826
Archer-Daniels-Midland Co. 6,883 570
Arista Networks, Inc.(Æ) 4,214 491
Arrow Electronics, Inc.(Æ) 2,419 310
Arthur J Gallagher & Co. 4,007 717
AT&T, Inc. 28,972 544
Atmos Energy Corp. 1,416 172
Autodesk, Inc.(Æ) 24,503 5,300
Automatic Data Processing, Inc. 6,411 1,546
AvalonBay Communities, Inc.(ö) 1,370 293
Baker Hughes Co. 4,994 128
Bank of America Corp. 19,104 646
Bank of New York Mellon Corp. (The) 8,200 356
Becton Dickinson and Co. 22,750 5,558
Berkshire Hathaway, Inc. Class B(Æ) 4,185 1,258
Best Buy Co., Inc. 3,028 233
Biogen, Inc.(Æ) 1,065 229
BlackRock, Inc. Class A 2,061 1,379
Blackstone Group, Inc. (The) Class A 37,361 3,813
Block, Inc. Class A(Æ) 20,963 1,594
Booking Holdings, Inc.(Æ) 526 1,018
Bristol-Myers Squibb Co. 4,598 339
Broadcom, Inc. 622 333
Broadridge Financial Solutions, Inc. 3,668 589
Brown-Forman Corp. Class B - ADR 3,091 229
Campbell Soup Co. 4,998 247
Capital One Financial Corp. 2,411 265
CarMax, Inc.(Æ) 1,609 160
Cboe Global Markets, Inc. 2,917 360
CBRE Group, Inc. Class A 3,479 298
Centene Corp.(Æ) 5,028 467
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CenterPoint Energy, Inc. 8,126 258
Ceridian HCM Holding, Inc.(Æ) 20,254 1,109
Charles Schwab Corp. (The) 172,244 11,893
Chevron Corp. 6,316 1,034
Cigna Corp. 27,344 7,529
Cincinnati Financial Corp. 4,965 483
Cisco Systems, Inc. 40,604 1,842
Citigroup, Inc. 68,989 3,581
Clorox Co. (The) 5,864 832
CME Group, Inc. Class A 46,478 9,271
CMS Energy Corp. 5,896 405
Coca-Cola Co. (The) 39,309 2,522
Cognizant Technology Solutions Corp.
Class A 19,758 1,343
Colgate-Palmolive Co. 17,635 1,389
Comcast Corp. Class A 20,789 780
ConAgra Foods, Inc. 6,315 216
ConocoPhillips Co. 3,317 323
Consolidated Edison, Inc. 5,062 503
Constellation Brands, Inc. Class A 6,121 1,508
Constellation Energy Corp. 3,155 209
Cooper Cos., Inc. (The) 14,510 4,745
Corning, Inc. 11,698 430
Corteva, Inc. 8,554 492
Costco Wholesale Corp. 901 488
CSX Corp. 6,351 205
Cummins, Inc. 4,783 1,059
CVS Health Corp. 7,003 670
Danaher Corp. 34,974 10,194
Dell Technologies, Inc. Class C 10,023 452
Discover Financial Services 2,550 258
Dollar General Corp. 1,561 388
Dollar Tree, Inc.(Æ) 29,718 4,914
Dominion Energy, Inc. 5,430 445
Dow, Inc. 5,243 279
DR Horton, Inc. 27,388 2,137
DTE Energy Co. 2,731 356
Duke Energy Corp. 3,486 383
DuPont de Nemours, Inc. 5,156 316
Eastman Chemical Co. 1,633 157
Ecolab, Inc. 1,535 254
Edison International 3,063 208
Eli Lilly & Co. 12,994 4,284
Embecta Corp. 193 6
Emerson Electric Co. 3,286 296
Entergy Corp. 1,004 116
EOG Resources, Inc. 3,249 361
Equity Residential(ö) 3,511 275
Etsy, Inc.(Æ) 20,254 2,101
Eversource Energy(Æ) 2,708 239
Exelon Corp. 9,467 440
Extra Space Storage, Inc.(ö) 1,409 267
Exxon Mobil Corp. 12,471 1,209
Fastenal Co. 15,840 814
FedEx Corp. 1,204 281
Fidelity National Information Services,
Inc. 69,366 7,086
Fifth Third Bancorp 5,876 200
FirstEnergy Corp. 5,606 230
Fiserv, Inc.(Æ) 2,775 293

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ford Motor Co. 20,164 296
Fortive Corp. 4,824 311
General Dynamics Corp. 5,232 1,186
General Electric Co. 1,501 111
General Mills, Inc. 6,623 495
General Motors Co. 5,844 212
Genuine Parts Co. 3,840 587
Goldman Sachs Group, Inc. (The) 955 318
Halliburton Co. 72,359 2,120
HCA Healthcare, Inc. 36,687 7,793
Hershey Co. (The) 4,733 1,079
Hewlett Packard Enterprise Co. 24,233 345
Home Depot, Inc. (The) 8,753 2,634
Honeywell International, Inc. 6,897 1,327
Hormel Foods Corp. 14,285 705
Humana, Inc. 830 400
Illinois Tool Works, Inc. 6,360 1,321
Illumina, Inc.(Æ) 6,404 1,388
Insulet Corp.(Æ) 4,901 1,214
Intel Corp. 31,451 1,142
International Business Machines Corp. 4,861 636
International Flavors & Fragrances, Inc. 2,149 267
International Paper Co. 3,527 151
Interpublic Group of Cos., Inc. (The) 8,044 240
Intuitive Surgical, Inc.(Æ) 6,270 1,443
Invitation Homes, Inc.(ö) 6,073 237
Jacobs Engineering Group, Inc. 1,544 212
JM Smucker Co. (The) 1,526 202
Johnson & Johnson 33,685 5,879
Johnson Controls International PLC(Æ) 6,601 356
JPMorgan Chase & Co. 37,919 4,374
Juniper Networks, Inc. 8,953 251
Keurig Dr Pepper, Inc. 8,862 343
Kimberly-Clark Corp. 13,308 1,754
Kinder Morgan, Inc. 19,008 342
KKR & Co., Inc. Class A 233 13
Kraft Heinz Co. (The) 8,971 330
Kroger Co. (The) 6,255 290
L3Harris Technologies, Inc. 7,669 1,840
Laboratory Corp. of America Holdings 1,323 347
Lam Research Corp. 476 238
Lennar Corp. Class A 13,095 1,113
LKQ Corp. 3,121 171
Lockheed Martin Corp. 3,423 1,416
Lululemon Athletica, Inc.(Æ) 6,059 1,881
Marathon Petroleum Corp. 5,388 494
Marsh & McLennan Cos., Inc. 30,069 4,930
Marvell Technology, Inc. 35,688 1,987
MasterCard, Inc. Class A 30,939 10,946
McDonald's Corp. 4,482 1,180
Medical Properties Trust, Inc.(ö) 7,048 122
Merck & Co., Inc. 4,069 364
Meta Platforms, Inc. Class A(Æ) 43,479 6,918
MetLife, Inc. 4,690 297
Microchip Technology, Inc. 19,121 1,317
Micron Technology, Inc. 122,497 7,578
Microsoft Corp. 86,341 24,239
Mid-America Apartment Communities,
Inc.(ö) 1,222 227
Mondelez International, Inc. Class A 23,063 1,477
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MongoDB, Inc.(Æ) 3,541 1,106
Monster Beverage Corp.(Æ) 2,982 297
Moody's Corp. 740 230
Morgan Stanley 3,592 303
Nasdaq, Inc. 1,233 223
Netflix, Inc.(Æ) 496 112
Newmont Corp. 18,347 831
NextEra Energy, Inc. 11,676 987
Northern Trust Corp. 2,171 217
Northrop Grumman Corp. 16,567 7,934
Nucor Corp. 2,981 405
NVIDIA Corp. 4,509 819
Okta, Inc.(Æ) 9,086 895
Omnicom Group, Inc. 2,112 148
ONEOK, Inc. 983 59
Oracle Corp. 5,395 420
PACCAR, Inc. 3,669 336
Packaging Corp. of America 1,291 182
Paychex, Inc. 11,546 1,481
PepsiCo, Inc. 40,016 7,001
Pfizer, Inc. 45,240 2,285
Philip Morris International, Inc. 2,114 205
Phillips 66 2,946 262
Pioneer Natural Resources Co. 751 178
PNC Financial Services Group, Inc.
(The) 1,470 244
PPL Corp. 7,682 223
Procter & Gamble Co. (The) 55,516 7,712
Progressive Corp. (The) 12,613 1,451
Prologis, Inc.(ö) 18,835 2,497
Prudential Financial, Inc. 1,808 181
Public Service Enterprise Group, Inc. 4,230 278
Public Storage(ö) 3,227 1,053
PulteGroup, Inc. 4,230 185
Quest Diagnostics, Inc. 1,803 246
Raytheon Technologies Corp.(Æ) 8,058 751
Realty Income Corp.(ö) 4,068 301
Republic Services, Inc. Class A 9,827 1,363
Rockwell Automation, Inc. 3,862 986
Roper Technologies, Inc. 674 294
S&P Global, Inc. 25,249 9,517
Salesforce, Inc.(Æ) 13,361 2,459
Schlumberger, Ltd. 47,182 1,747
Sempra Energy 3,336 553
ServiceNow, Inc.(Æ) 2,784 1,244
Sherwin-Williams Co. (The) 968 234
Skyworks Solutions, Inc. 1,679 183
Snap, Inc. Class A(Æ) 67,267 665
Snap-on, Inc. 1,223 274
Snowflake, Inc. Class A(Æ) 7,597 1,139
Southern Co. (The) 4,724 363
SS&C Technologies Holdings, Inc. 6,512 385
Stanley Black & Decker, Inc. 6,228 606
Starbucks Corp. 13,072 1,108
State Street Corp. 1,522 108
STERIS PLC 1,011 228
Stryker Corp. 1,062 228
Synchrony Financial 6,029 202
T. Rowe Price Group, Inc. 7,448 920
Tesla, Inc.(Æ) 1,574 1,403

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Texas Instruments, Inc. 11,963 2,140
Textron, Inc. 1,925 126
Thermo Fisher Scientific, Inc. 777 465
TJX Cos., Inc. (The) 47,709 2,918
T-Mobile US, Inc.(Æ) 29,078 4,160
Travelers Cos., Inc. (The) 10,359 1,644
Truist Financial Corp. 3,791 191
Tyson Foods, Inc. Class A 3,636 320
Uber Technologies, Inc.(Æ) 67,514 1,583
UGI Corp. 4,573 197
Union Pacific Corp. 4,222 960
United Rentals, Inc.(Æ) 818 264
UnitedHealth Group, Inc. 25,059 13,589
US Bancorp 7,962 376
Valero Energy Corp. 3,838 425
VeriSign, Inc.(Æ) 1,060 201
Verizon Communications, Inc. 17,218 795
Viatris, Inc. 13,084 127
Visa, Inc. Class A 2,993 635
Vornado Realty Trust(ö) 4,606 140
Walgreens Boots Alliance, Inc. 8,799 349
Walmart, Inc. 14,598 1,928
Walt Disney Co. (The)(Æ) 73,982 7,849
Waste Connections, Inc. 2,744 366
Waste Management, Inc. 12,168 2,002
WEC Energy Group, Inc.(Æ) 3,323 345
Wells Fargo & Co. 99,994 4,387
Welltower, Inc.(ö) 18,991 1,640
West Pharmaceutical Services, Inc. 9,889 3,397
Western Digital Corp.(Æ) 26,010 1,277
Westinghouse Air Brake Technologies
Corp. 1,536 144
Whirlpool Corp. 1,031 178
WP Carey, Inc.(ö) 2,844 254
WW Grainger, Inc. 1,213 659
Xcel Energy, Inc. 5,672 415
Zimmer Biomet Holdings, Inc. 2,252 249
Zoetis, Inc. Class A 43,012 7,852
476,676
Total Common Stocks
(cost $896,753) 983,248
Preferred Stocks - 0.7%
Germany - 0.3%
Henkel AG & Co. KGaA
2.810% (Ÿ) 23,999 1,529
Volkswagen AG
5.348% (Ÿ) 10,113 1,420
2,949
South Korea - 0.4%
Samsung Electronics Co., Ltd.
2.651% (Ÿ) 98,046 4,321
Total Preferred Stocks
(cost $8,084) 7,270
Short-Term Investments - 4.3%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United States - 4.3%
U.S. Cash Management Fund(@) 46,384,001 (∞) 46,365
Total Short-Term Investments
(cost $46,366) 46,365
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 1,061,456 (∞) 1,061
Total Other Securities
(cost $1,061) 1,061
Total Investments - 97.3%
(identified cost $952,264) 1,037,944
Other Assets and Liabilities, Net
- 2.7%
29,270
Net Assets - 100.0%
1,067,214

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 47
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.5%
ABN AMRO Bank NV 05/08/20 EUR 150,348 11 .47 1,725
1,539
Cellnex Telecom SA 06/10/22 EUR 48,231 41 .22 1,988
2,159
WH Group, Ltd. 04/11/22 HKD 975,000 0 .68 662
739
Zalando SE 06/10/22 EUR 29,159 29 .70 866 814
5,251
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 440 USD 41,477 09/22
1,936
S&P 500 E-Mini Index Futures 794 USD 164,100 09/22
8,532
S&P/TSX 60 Index Futures 36 CAD 8,546 09/22
(166)
SPI 200 Index Futures 183 AUD 31,385 09/22 706
Short Positions
Amsterdam Index Futures 61 EUR 8,852 08/22
(808)
CAC40 Euro Index Futures 370 EUR 23,856 08/22
(1,683)
DAX Index Futures 46 EUR 15,493 09/22
(233)
EURO STOXX 50 Index Futures 358 EUR 13,253 09/22
(805)
FTSE 100 Index Futures 106 GBP 7,820 09/22
(237)
FTSE/MIB Index Futures 45 EUR 5,035 09/22
(158)
Hang Seng Index Futures 34 HKD 34,160 08/22
134
IBEX 35 Index Futures 63 EUR 5,141 08/22
(113)
MSCI Emerging Markets Index Futures 1,218 USD 60,809 09/22
213
MSCI Singapore Index Futures 101 SGD 2,969 08/22
(26)
OMXS30 Index Futures 298 SEK 60,606 08/22
(286)
TOPIX Index Futures 81 JPY 1,569,374 09/22 17
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts ( å) 7,023
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 3,037 AUD 4,204 09/21/22 (97)
Bank of America USD 297 EUR 291 08/02/22 1
Bank of America CHF 8,057 USD 8,316 09/21/22 (180)
Bank of America EUR 14,324 USD 15,472 09/21/22 780
Bank of America GBP 302 USD 368 08/02/22 —
Bank of America JPY 4,494 USD 34 08/02/22 —
Bank of America JPY 320,494 USD 2,405 09/21/22 (8)
HSBC USD 3,034 AUD 4,204 09/21/22 (94)
HSBC CHF 8,057 USD 8,326 09/21/22 (171)
HSBC EUR 14,324 USD 15,466 09/21/22 775
HSBC JPY 320,494 USD 2,406 09/21/22 (6)
JPMorgan Chase USD 3,037 AUD 4,204 09/21/22 (97)

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Global Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase CHF 8,057 USD 8,323 09/21/22 (173)
JPMorgan Chase EUR 14,324 USD 15,470 09/21/22 779
JPMorgan Chase JPY 320,494 USD 2,409 09/21/22 (4)
Royal Bank of Canada USD 3,033 AUD 4,204 09/21/22 (93)
Royal Bank of Canada USD 6,399 EUR 6,016 09/21/22 (229)
Royal Bank of Canada USD 446 JPY 60,408 09/21/22 9
Royal Bank of Canada USD 544 SEK 5,462 09/21/22 (5)
Royal Bank of Canada AUD 2,980 USD 2,069 09/21/22 (15)
Royal Bank of Canada CAD 546 USD 422 09/21/22 (4)
Royal Bank of Canada CHF 8,057 USD 8,311 09/21/22 (185)
Royal Bank of Canada EUR 4,700 USD 4,981 09/21/22 161
Royal Bank of Canada EUR 14,324 USD 15,466 09/21/22 774
Royal Bank of Canada GBP 4,000 USD 4,916 09/21/22 39
Royal Bank of Canada JPY 320,494 USD 2,400 09/21/22 (12)
State Street USD 8,560 CAD 10,751 09/21/22 (165)
State Street USD 6,564 DKK 45,281 09/21/22 (325)
State Street USD 4,767 NOK 45,071 09/21/22 (99)
State Street USD 187 NZD 290 09/21/22 (4)
State Street USD 3,800 SEK 37,160 09/21/22 (135)
State Street GBP 2,215 USD 2,780 09/21/22 79
State Street HKD 2,830 USD 362 09/21/22 1
State Street SGD 120 USD 87 09/21/22 —
State Street TWD 2,017 USD 67 08/01/22 —
Toronto Dominion Bank USD 3,038 AUD 4,204 09/21/22 (98)
Toronto Dominion Bank CHF 8,057 USD 8,319 09/21/22 (177)
Toronto Dominion Bank EUR 14,324 USD 15,471 09/21/22 780
Toronto Dominion Bank JPY 320,494 USD 2,405 09/21/22 (7)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 1,795
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 214 $ — $ —
$ —
$ 214
Australia 160 4,079 —
—
4,239
Austria — 1,818 —
—
1,818
Belgium — 1,766 —
—
1,766
Bermuda 110 — —
—
110
Brazil 4,778 — —
—
4,778
Canada 25,857 — —
—
25,857
China — 6,832 —
—
6,832
Finland — 6,295 —
—
6,295
France — 44,428 —
—
44,428
Germany — 34,047 —
—
34,047
Hong Kong — 14,105 —
—
14,105

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 49
It
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
India 6,757 — —
—
6,757
Indonesia — 2,426 —
—
2,426
Ireland 20,781 16,292 —
—
37,073
Italy — 10,208 —
—
10,208
Japan — 87,406 —
—
87,406
Luxembourg — 4,152 —
—
4,152
Malaysia — 1,144 —
—
1,144
Mexico 441 — —
—
441
Netherlands 353 34,273 —
—
34,626
Norway — 642 —
—
642
Russia — — —
—
—
Singapore — 3,024 —
—
3,024
South Africa — 1,344 —
—
1,344
South Korea 2,531 22,896 —
—
25,427
Spain — 4,828 —
—
4,828
Sweden — 5,965 —
—
5,965
Switzerland 1,758 55,771 —
—
57,529
Taiwan 21,279 4,927 —
—
26,206
Thailand — 5,026 —
—
5,026
Turkey — 1,124 —
—
1,124
United Kingdom 2,280 44,455 —
—
46,735
United States 476,676 — —
—
476,676
Preferred Stocks — 7,270 — — 7,270
Short-Term Investments — — — 46,365 46,365
Other Securities — — — 1,061 1,061
Total Investments 563,975 426,543 — 47,426 1,037,944
Other Financial Instruments
Assets
Futures Contracts 11,538 — — — 11,538
Foreign Currency Exchange Contracts — 4,178 — — 4,178
Liabilities
Futures Contracts (4,515) — — — (4,515)
Foreign Currency Exchange Contracts — (2,383) — — (2,383)
Total Other Financial Instruments
*
$ 7,023 $ 1,795 $ — $ — $ 8,818
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Global Equity Fund
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2022, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2022, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
126,921
Consumer Staples ...................................................................
57,181
Energy ....................................................................................
41,195
Financial Services ...................................................................
198,244
Health Care .............................................................................
132,198
Materials and Processing ........................................................
50,014
Producer Durables ..................................................................
121,520
Technology ..............................................................................
220,843
Utilities ...................................................................................
35,132
Preferred Stocks
Consumer Discretionary ..........................................................
1,420
Consumer Staples ...................................................................
1,529
Technology ..............................................................................
4,321
Short-Term Investments ................................................................
46,365
Other Securities ...........................................................................
1,061
Total Investments .................................................................... 1,037,944

Russell Investment Company
Emerging Markets Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.0%
Argentina - 0.1%
Globant SA(Æ) 1,452 289
MercadoLibre, Inc.(Æ) 537 437
726
Austria - 0.0%
Erste Group Bank AG 10,017 254
Bangladesh - 0.2%
BRAC Bank, Ltd. 1,501,899 599
GrameenPhone, Ltd. 160,483 483
Square Pharmaceuticals, Ltd. 385,969 852
1,934
Brazil - 5.9%
Afya, Ltd. Class A(Æ) 87,965 924
Arezzo Industria e Comercio SA 36,800 563
Atacadao SA 750,700 2,703
Azul SA - ADR(Æ)(Ñ) 142,196 966
B3 SA - Brasil Bolsa Balcao 1,710,989 3,667
Banco Bradesco SA - ADR 521,006 1,730
Banco BTG Pactual SA(Æ) 510,100 2,221
Banco do Brasil SA 62,400 434
BB Seguridade Participacoes SA 328,300 1,839
Centrais Eletricas Brasileiras SA 477,700 4,229
Cia Brasileira de Alumino 221,100 481
Cia Brasileira de Distribuicao(Æ) 60,300 190
Cia Siderurgica Nacional SA 79,200 225
Equatorial Energia SA 90,000 432
Hapvida Participacoes e Investimentos
SA(Þ) 207,900 248
Hypera SA(Æ) 119,900 987
Itau Unibanco Holding SA - ADR 726,103 3,267
JBS SA 599,700 3,702
Klabin SA 219,200 844
Localiza Rent a Car SA 99,200 1,105
Marfrig Global Foods SA 262,400 669
Minerva SA 619,100 1,567
Pagseguro Digital, Ltd. Class A(Æ) 78,833 855
Petroleo Brasileiro SA 227,600 1,626
Petroleo Brasileiro SA - ADR 930,887 13,052
Telefonica Brasil SA 50,600 436
Total SA(Æ) 50,500 257
Vale SA 114,435 1,543
Vale SA Class B - ADR 362,681 4,882
Vibra Energia SA 178,600 575
WEG SA 352,200 1,909
XP, Inc. Class A(Æ) 11,949 252
58,380
Canada - 0.9%
First Quantum Minerals, Ltd. 189,200 3,457
Ivanhoe Mines, Ltd. Class A(Æ) 390,964 2,430
Parex Resources, Inc. 180,514 3,361
9,248
Chile - 0.5%
Cencosud SA 202,640 277
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sociedad Quimica y Minera de Chile
SA - ADR 45,149 4,441
4,718
China - 29.3%
360 DigiTech, Inc. - ADR 24,520 356
Agricultural Bank of China, Ltd. Class H 6,918,000 2,286
Air China, Ltd. Class H(Æ) 2,674,000 2,104
Airtac International Group 12,000 329
Alibaba Group Holding, Ltd.(Æ) 2,009,700 22,707
Alibaba Group Holding, Ltd. - ADR(Æ) 59,058 5,278
A-Living Smart City Services Co., Ltd.
Class H(Þ) 524,750 644
Aluminum Corp. of China, Ltd. Class H 7,846,000 2,890
Anhui Conch Cement Co., Ltd. Class H 767,235 3,042
Autohome, Inc. - ADR 6,570 234
BAIC Motor Corp., Ltd. Class H(Þ) 321,000 87
Baidu, Inc. Class A(Æ) 126,350 2,164
Baidu, Inc. - ADR(Æ) 23,390 3,194
Bank of China, Ltd. Class H 8,501,000 3,026
Bank of Communications Co., Ltd. Class
H 777,000 463
Baoshan Iron & Steel Co., Ltd. Class A 2,866,100 2,416
Bloomage Biotechnology Corp., Ltd.(Æ) 16,340 387
BOE Technology Group Co., Ltd. Class A 3,709,500 2,146
Bosideng International Holdings, Ltd. 1,180,000 691
BYD Co., Ltd. Class A 9,900 473
BYD Co., Ltd. Class H 137,500 5,039
Centre Testing International Group Co.,
Ltd. Class A 205,200 627
CGN Power Co., Ltd. Class H(Þ) 1,137,000 263
China CITIC Bank Corp., Ltd. Class H 3,655,000 1,530
China Construction Bank Corp. Class H 14,277,554 9,129
China Datang Corp. Renewable Power
Co., Ltd. Class H 10,712,226 2,916
China Feihe, Ltd.(Þ) 1,915,000 1,688
China Forestry Holdings Co., Ltd.(Æ)(Š) 871,100 —
China Hongqiao Group, Ltd. 235,500 246
China International Capital Corp., Ltd.
Class H(Þ) 146,000 269
China International Marine Containers
Group Co., Ltd. Class A 129,200 253
China International Marine Containers
Group Co., Ltd. Class H 168,000 163
China Longyuan Power Group Corp.,
Ltd. Class H 5,969,057 9,592
China Medical System Holdings, Ltd. 468,000 747
China Mengniu Dairy Co., Ltd.(Æ) 490,000 2,282
China Merchants Bank Co., Ltd. Class A 365,200 1,907
China Merchants Bank Co., Ltd. Class H 575,852 3,128
China National Building Material Co.,
Ltd. Class H 594,000 598
China Oilfield Services, Ltd. Class H 3,980,000 3,674
China Overseas Land & Investment, Ltd. 1,229,000 3,407
China Overseas Property Holdings, Ltd. 535,000 560
China Petroleum & Chemical Corp.
Class H 2,000,000 941
China Railway Group, Ltd. Class H 427,000 255
China Resources Land, Ltd. 810,000 3,399
China Shenhua Energy Co., Ltd. Class H 826,094 2,346

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China State Construction International
Holdings, Ltd. 220,000 229
China Tourism Group Duty Free Corp.,
Ltd. Class A 67,000 2,088
China Tower Corp., Ltd. Class H(Þ) 4,496,000 579
China Vanke Co., Ltd. Class H 194,300 371
China Yangtze Power Co., Ltd. Class A 1,240,700 4,402
China Yongda Automobiles Services
Holdings, Ltd. 825,000 713
China Youran Dairy Group, Ltd.(Æ)(Þ) 1,251,000 458
China Yuhua Education Corp., Ltd.(Æ)
(Þ) 2,834,000 421
Chongqing Brewery Co., Ltd. Class A 94,800 1,735
CIFI Holdings Group Co., Ltd. 4,650,480 1,269
CITIC Securities Co., Ltd. Class H 406,500 837
CITIC, Ltd. 631,000 682
Contemporary Amperex Technology Co.,
Ltd. Class A 22,760 1,725
COSCO SHIPPING Holdings Co., Ltd.
Class A 157,300 322
COSCO SHIPPING Holdings Co., Ltd.
Class H 855,500 1,286
Country Garden Holdings Co., Ltd.(Ñ) 1,764,000 686
Country Garden Services Holdings Co.,
Ltd. 369,000 829
CSPC Pharmaceutical Group, Ltd. 2,227,000 2,451
Daqo New Energy Corp. - ADR(Æ) 32,168 2,081
Dong-E-E-Jiao Co., Ltd. Class A 145,086 773
Dongfeng Motor Group Co., Ltd. Class H 270,000 187
East Money Information Co., Ltd. Class
A 405,040 1,342
Fosun International, Ltd. 323,000 255
Fufeng Group, Ltd. 426,000 247
Ganfeng Lithium Co., Ltd. Class H(Þ) 232,600 2,115
Great Wall Motor Co., Ltd. Class H 2,414,000 3,831
Guangzhou Automobile Group Co., Ltd.
Class H 3,238,435 3,043
Hello Group, Inc.(Æ) 248,085 1,111
Industrial & Commercial Bank of China,
Ltd. Class A 408,900 266
Industrial & Commercial Bank of China,
Ltd. Class H 5,278,401 2,795
Industrial Bank Co., Ltd. Class A 1,420,789 3,755
Inner Mongolia Yili Industrial Group
Co., Ltd. Class A 59,300 316
JD.com, Inc. Class A 328,791 9,790
JD.com, Inc. - ADR 11,618 691
Jiangsu Changshu Rural Commercial
Bank Co., Ltd. Class A 1,572,100 1,805
Jiumaojiu International Holdings, Ltd.(Þ) 401,000 876
JOYY, Inc.(Æ) 17,673 458
Kingboard Holdings, Ltd. 306,500 898
Kweichow Moutai Co., Ltd. Class A 22,163 6,256
Legend Holdings Corp. Class H(Þ) 216,000 248
Lenovo Group, Ltd. 1,118,000 1,086
LexinFintech Holdings, Ltd. - ADR(Æ) 106,600 200
Li Auto, Inc. - ADR(Æ) 61,534 2,021
Li Ning Co., Ltd. 84,500 690
Longfor Group Holdings, Ltd.(Þ) 1,342,000 4,492
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LONGi Green Energy Technology Co.,
Ltd. Class A 82,496 755
Luxshare Precision Industry Co., Ltd.
Class A 111,552 564
Luzhou Laojiao Co., Ltd Class A 34,000 1,125
Meituan Class B(Æ)(Þ) 289,800 6,564
Midea Group Co., Ltd. Class A 463,300 3,792
Midea Real Estate Holding, Ltd.(Þ) 520,000 619
Muyuan Foods Co., Ltd. Class A 251,654 2,232
NetEase, Inc. 13,700 255
NetEase, Inc. - ADR 19,269 1,792
PetroChina Co., Ltd. Class H 4,162,000 1,939
Pharmaron Beijing Co., Ltd. Class H(Þ) 155,700 1,274
PICC Property & Casualty Co., Ltd.
Class H 734,000 756
Pinduoduo, Inc. - ADR(Æ) 73,039 3,580
Ping An Bank Co., Ltd. Class A 953,878 1,799
Ping An Insurance Group Co. of China,
Ltd. Class A 367,000 2,299
Ping An Insurance Group Co. of China,
Ltd. Class H 767,500 4,534
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 763,000 506
Riyue Heavy Industry Co., Ltd. Class A 367,400 1,377
S.C New Energy Technology Corp. Class
A 80,000 1,588
SAIC Motor Corp., Ltd. Class A 176,488 425
Sanquan Food Co., Ltd. Class A 154,640 392
SF Holding, Ltd. Class A 39,400 292
Shaanxi Coal Industry Co., Ltd. Class A 21,610 61
Shanghai International Airport Co., Ltd.
Class A(Æ) 475,100 3,646
Shanxi Xinghuacun Fen Wine Factory
Co., Ltd. Class A 6,200 253
Shenzhen Inovance Technology Co., Ltd.
Class A 108,900 1,070
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A 24,200 1,042
Shenzhen Topband Co., Ltd. Class A 655,500 1,390
Shimao Group Holdings, Ltd.(Š) 128,000 72
Silergy Corp. 44,000 824
Sinopharm Group Co., Ltd. Class H 153,600 352
SITC International Holdings Co., Ltd. 218,000 743
Sunac China Holdings, Ltd.(Š) 320,000 187
Sunny Optical Technology Group Co.,
Ltd. 19,200 261
Suofeiya Home Collection Co., Ltd.
Class A 326,300 864
Tencent Holdings, Ltd. 573,780 22,571
Tencent Music Entertainment Group
- ADR(Æ) 42,134 177
Times Property Holdings, Ltd. 1,855,000 371
Tongcheng Travel Holdings, Ltd.(Æ) 1,174,800 2,257
Trip.com Group, Ltd. - ADR(Æ) 129,020 3,326
Tsingtao Brewery Co., Ltd. Class H 186,000 1,822
Vipshop Holdings, Ltd. - ADR 74,594 683
Wanhua Chemical Group Co., Ltd. Class
A 18,700 233
Weichai Power Co., Ltd. Class H 1,196,000 1,717
Wingtech Technology Co., Ltd. Class A 170,838 1,746

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 53
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wuhu Sanqi Interactive Entertainment
Network Technology Group Co., Ltd.
Class A 208,400 605
Wuliangye Yibin Co., Ltd. Class A 29,200 775
WuXi AppTec Co., Ltd. Class A 22,160 308
WuXi AppTec Co., Ltd. Class H(Þ) 175,283 2,133
WuXi Biologics (Cayman), Inc.(Æ)(Þ) 190,500 1,823
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A 142,800 1,268
Xiabuxiabu Catering Management China
Holdings Co., Ltd.(Æ)(Þ) 424,000 182
Xianhe Co., Ltd. Class A 329,841 1,329
Xiaomi Corp. Class B(Æ)(Þ) 109,600 173
Yadea Group Holdings, Ltd.(Þ) 526,000 1,137
Yanzhou Coal Mining Co., Ltd. Class H 150,000 471
Yifeng Pharmacy Chain Co., Ltd. Class A 288,434 2,216
Yunnan Botanee Bio-Technology Group
Co., Ltd. Class A 55,800 1,610
Yunnan Energy New Material Co., Ltd.
Class A 50,862 1,620
Zhejiang HangKe Technology, Inc. Co.
Class A 112,638 1,251
Zhejiang Orient Gene Biotech Co., Ltd.
Class A 61,357 1,035
Zhongsheng Group Holdings, Ltd. 538,500 3,091
Zijin Mining Group Co., Ltd. Class H 2,488,000 2,933
290,674
Colombia - 0.1%
Bancolombia SA - ADR 29,691 860
Cyprus - 0.0%
HeadHunter Group PLC - ADR(Š) 7,327 —
Czech Republic - 0.1%
CEZ AS 20,088 912
Denmark - 0.1%
Novo Nordisk A/S Class B 6,119 720
Egypt - 0.1%
Commercial International Bank Egypt
SAE 334,714 671
France - 0.2%
LVMH Moet Hennessy Louis Vuitton
SE - ADR 1,424 991
Teleperformance - GDR 3,549 1,187
2,178
Georgia - 0.1%
Georgia Capital PLC(Æ) 66,817 515
TBC Bank Group PLC 54,454 916
1,431
Germany - 0.1%
Bayer AG 9,548 556
Greece - 0.3%
Alpha Services and Holdings SA 2,550,631 2,265
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
OPAP SA 57,766 800
3,065
Guernsey - 0.3%
VinaCapital Vietnam Opportunity Fund,
Ltd. 433,018 2,661
Hong Kong - 3.1%
AIA Group, Ltd. 227,400 2,295
Cathay Pacific Airways, Ltd.(Æ)(Ñ) 2,006,000 2,080
China Common Rich Renewable Energy
Investments, Ltd.(Æ)(Š) 1,630,000 —
China Huishan Dairy Holdings Co., Ltd.
(Æ)(Š) 1,269,000 68
China Lumena New Materials Corp.
(Æ)(Š) 75,600 —
China Merchants Port Holdings Co., Ltd. 164,000 265
China Metal Recycling Holdings, Ltd.
(Æ)(Š) 335,400 —
Galaxy Entertainment Group, Ltd. 1,252,000 7,460
Geely Automobile Holdings, Ltd. 2,443,000 4,856
Kunlun Energy Co., Ltd. 4,656,000 3,437
Nine Dragons Paper Holdings, Ltd. 2,233,000 1,847
Orient Overseas International, Ltd. 150,000 5,241
Pacific Basin Shipping, Ltd. 7,080,000 3,382
Real Gold Mining, Ltd.(Æ)(Š) 463,232 —
Sino Biopharmaceutical, Ltd. 487,000 283
Tianhe Chemicals Group, Ltd.(Æ)(Š) 25,778,000 —
31,214
Hungary - 0.1%
OTP Bank PLC 68,824 1,412
India - 10.4%
Adani Green Energy, Ltd.(Æ) 34,287 949
Apollo Hospitals Enterprise, Ltd. 43,660 2,320
Aurobindo Pharma, Ltd. 35,705 247
Axis Bank, Ltd. 413,869 3,797
Bajaj Auto, Ltd. 7,271 361
Bajaj Finance, Ltd. 16,613 1,517
Bharat Electronics, Ltd. 612,239 2,129
Bharat Petroleum Corp., Ltd. 65,961 276
Bharti Airtel, Ltd.(Æ) 467,582 4,009
Chambal Fertilizers & Chemicals, Ltd. 183,367 748
Coal India, Ltd. 156,021 417
DLF, Ltd. 223,565 1,091
GAIL India, Ltd. 959,989 1,780
Glenmark Life Sciences, Ltd. 74,537 437
Grasim Industries, Ltd. 29,089 578
Havells India, Ltd. 90,330 1,430
HCL Technologies, Ltd. 141,854 1,703
HDFC Bank, Ltd. 215,233 3,931
Hindalco Industries, Ltd. 234,176 1,232
Hindustan Aeronautics, Ltd. 40,407 1,034
Hindustan Unilever, Ltd. 60,060 2,004
Housing Development Finance Corp.,
Ltd. 20,404 615
ICICI Bank, Ltd. 438,191 4,542
ICICI Bank, Ltd. - ADR 215,010 4,468
Indian Oil Corp., Ltd. 297,078 274

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
IndusInd Bank, Ltd. 138,153 1,823
Infosys, Ltd. 26,897 527
Infosys, Ltd. - ADR 176,596 3,442
ITC, Ltd. 245,459 940
JSW Steel, Ltd. 88,090 701
Larsen & Toubro, Ltd. 182,709 4,180
Mahindra & Mahindra, Ltd. 98,144 1,446
Maruti Suzuki India, Ltd. 25,777 2,858
Motherson Sumi Wiring India, Ltd.(Æ) 350,603 343
NTPC, Ltd. 581,401 1,123
Oil & Natural Gas Corp., Ltd. 747,983 1,271
Page Industries, Ltd. 764 472
Power Grid Corp. of India, Ltd. 1,981,061 5,359
Reliance Industries, Ltd. 420,669 13,366
SRF, Ltd. Class 7 12,981 399
State Bank of India 941,819 6,325
Sun Pharmaceutical Industries, Ltd. 40,982 488
Tata Consultancy Services, Ltd. 89,517 3,741
Tata Steel, Ltd. 2,147,180 2,926
Tech Mahindra, Ltd. 37,579 499
Titan Co., Ltd. 35,587 1,059
Trent, Ltd. 19,647 315
UltraTech Cement, Ltd. 22,019 1,823
United Breweries, Ltd. 43,280 888
United Phosphorus, Ltd. 46,556 436
United Spirits, Ltd.(Æ) 32,216 317
Vedanta, Ltd. 791,736 2,552
Wipro, Ltd. 90,578 482
WNS Holdings, Ltd. - ADR(Æ) 8,702 755
102,745
Indonesia - 2.2%
Astra International Tbk PT 6,228,800 2,667
Bank Central Asia Tbk PT 5,605,800 2,792
Bank Mandiri Persero Tbk PT 2,374,000 1,330
Bank Negara Indonesia Persero Tbk PT 6,793,600 3,606
Bank Rakyat Indonesia Persero Tbk PT 17,699,595 5,219
Matahari Department Store Tbk PT 1,918,400 588
Matahari Putra Prima Tbk PT(Æ) 93,990,600 1,408
Media Nusantara Citra Tbk PT 7,595,600 541
Semen Indonesia Persero Tbk PT 2,897,881 1,277
Sumber Alfaria Trijaya Tbk PT 2,787,100 353
Telkom Indonesia Persero Tbk PT 4,793,300 1,370
Vale Indonesia Tbk PT(Æ) 789,700 326
21,477
Japan - 0.0%
Inpex Corp. 25,800 295
Kazakhstan - 0.3%
Halyk Savings Bank of Kazakhstan JSC
- GDR(Æ) 114,594 1,072
Kaspi.KZ JSC - GDR 30,741 1,617
2,689
Kenya - 0.1%
Equity Group Holdings, Ltd. 1,669,300 676
Kuwait - 0.1%
Mobile Telecommunications Co. KSCP 147,620 292
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
National Bank of Kuwait SAKP 200,691 700
992
Luxembourg - 0.1%
Ternium SA - ADR 16,131 572
Malaysia - 0.3%
Petronas Chemicals Group BHD 846,900 1,693
Public Bank BHD 1,364,700 1,424
3,117
Mexico - 1.9%
America Movil SAB de CV 512,900 488
America Movil SAB de CV Class L
- ADR 10,655 202
Fibra Uno Administracion SA de CV(ö) 385,300 393
Fomento Economico Mexicano SAB de
CV - ADR 5,168 320
Fresnillo PLC 224,847 2,023
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 142,200 866
Grupo Aeroportuario del Pacifico SAB de
CV Class B 19,600 266
Grupo Aeroportuario del Sureste SAB de
CV Class B 20,605 388
Grupo Cementos de Chihuahua SAB
de CV 297,560 1,839
Grupo Financiero Banorte SAB de CV
Class O 1,074,384 6,112
Grupo Mexico SAB de CV 92,700 367
Industrias Bachoco SAB de CV 243,300 914
Wal-Mart de Mexico SAB de CV 1,277,920 4,629
18,807
Morocco - 0.3%
Attijariwafa Bank SA 13,824 577
Label Vie 5,154 2,264
Maroc Telecom - ADR 46,882 543
3,384
Netherlands - 0.1%
ASML Holding NV 758 435
Shell PLC 10,207 273
708
Nigeria - 0.1%
Guaranty Trust Holding Co. PLC 23,868,264 1,113
Norway - 0.0%
Norsk Hydro ASA 33,367 225
Peru - 0.4%
Credicorp, Ltd. 27,411 3,547
Philippines - 0.9%
AC Energy Corp. 197,160 30
Ayala Corp. 65,720 742
Ayala Land, Inc. 3,311,500 1,521
Bank of the Philippine Islands 1,122,940 1,896
BDO Unibank, Inc. 194,590 423
Converge ICT Solutions, Inc.(Æ) 1,875,500 649

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 55
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Megaworld Corp. 19,599,000 804
Metro Pacific Investments Corp. 5,961,000 399
Metropolitan Bank & Trust Co. - ADR 2,621,000 2,316
8,780
Poland - 0.9%
Bank Polska Kasa Opieki SA 199,534 3,153
Dino Polska SA(Æ)(Þ) 39,771 3,116
KGHM Polska Miedz SA 66,120 1,657
Powszechna Kasa Oszczednosci Bank
Polski SA(Æ) 100,847 572
Tauron Polska Energia SA(Æ) 424,390 299
8,797
Qatar - 0.2%
Qatar National Bank SAQ 284,158 1,571
Romania - 0.4%
Banca Transilvania SA 4,434,799 1,813
Fondul Proprietatea SA 5,713,490 2,351
4,164
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 848,502 —
Gazprom PJSC - ADR(Æ)(Š) 154,160 —
Lukoil PJSC(Æ)(Š) 18,551 —
Lukoil PJSC - ADR(Æ)(Š) 159,716 —
Novatek OAO(Æ)(Š) 127,664 —
Novatek PJSC - GDR(Æ)(Š) 1,756 —
Polyus PJSC(Æ)(Š) 5,679 —
Rosneft Oil Co. PJSC(Æ)(Š) 87,303 —
Sberbank of Russia PJSC(Æ)(Š) 3,336,065 —
Surgutneftegas OJSC(Æ)(Š) 2,093,900 —
Tatneft PJSC(Æ)(Š) 375,001 —
TCS Group Holding PLC(Æ)(Š) 22,673 —
X5 Retail Group NV - GDR(Æ)(Š) 98,302 —
Yandex NV Class A(Æ)(Š) 2,474 —
—
Saudi Arabia - 2.5%
Al Rajhi Bank(Æ) 44,906 1,078
Alinma Bank 189,166 1,936
Arab National Bank 56,974 472
Arabian Internet & Communications
Services Co. 22,886 1,447
Banque Saudi Fransi 31,301 427
Etihad Etisalat Co. 164,529 1,659
Leejam Sports Co. 14,485 433
National Commercial Bank 182,120 3,425
Sahara International Petro Chemical Co. 179,363 2,260
Saudi Arabian Oil Co.(Þ) 471,836 5,000
Saudi Basic Industries Corp. 124,780 3,297
Saudi Electricity Global Sukuk Co. 78,491 517
Saudi Kayan Petrochemical Co.(Æ) 74,454 299
Saudi Tadawul Group Holding Co. 21,664 1,279
Saudi Telecom Co. 22,598 605
United Electronics Co. 34,509 1,099
25,233
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Singapore - 0.1%
DBS Group Holdings, Ltd. 45,583 1,041
Slovenia - 0.2%
Nova Ljubljanska Banka - GDR 145,238 1,744
South Africa - 2.0%
Absa Group, Ltd. 119,404 1,222
AngloGold Ashanti, Ltd. - ADR(Ñ) 219,167 3,224
Aspen Pharmacare Holdings, Ltd. 58,085 509
Barloworld, Ltd. - ADR 221,065 1,217
Bid Corp., Ltd. 107,749 2,005
Bidvest Group, Ltd. (The) 197,788 2,544
Capitec Bank Holdings, Ltd. 8,836 1,060
Clicks Group, Ltd. 34,647 584
Exxaro Resources, Ltd. 26,018 317
FirstRand, Ltd. 98,106 388
Growthpoint Properties, Ltd.(ö) 362,427 295
Impala Platinum Holdings, Ltd. 121,914 1,359
Naspers, Ltd. Class N 6,837 975
Nedbank Group, Ltd. 47,767 624
Sasol, Ltd. - ADR(Æ) 37,904 798
Shoprite Holdings, Ltd. - ADR 85,582 1,156
Standard Bank Group, Ltd. 118,775 1,147
Woolworths Holdings, Ltd. 103,371 329
19,753
South Korea - 11.2%
CJ CheilJedang Corp. 912 274
Daeduck Electronics Co. Ltd. 22,669 497
GS Holdings Corp. 9,391 302
Hana Financial Group, Inc. 426,860 12,202
HMM Co., Ltd. 25,206 484
Hyundai Engineering & Construction
Co., Ltd. 9,000 295
Hyundai Glovis Co., Ltd. 10,134 1,425
Hyundai Mobis Co., Ltd. 8,595 1,518
Hyundai Motor Co. 7,278 1,105
Hyundai Steel Co. 13,082 345
KB Financial Group, Inc. 286,162 10,656
Kia Corp. 163,291 10,243
Korea Petrochemical Industries Co., Ltd. 4,242 418
Korea Zinc Co., Ltd. 859 316
Korean Air Lines Co., Ltd.(Æ) 63,633 1,246
KT Corp. 14,284 415
LG Chem, Ltd. 10,242 4,777
LG Innotek Co., Ltd. 1,433 401
NAVER Corp. 3,962 794
NCSoft Corp. 4,089 1,177
Orion Corp. 19,237 1,494
POSCO Holdings, Inc. 10,733 2,010
Samsung Biologics Co., Ltd.(Æ)(Þ) 1,568 1,042
Samsung Electro-Mechanics Co., Ltd. 7,020 774
Samsung Electronics Co., Ltd. 659,767 31,289
Samsung Engineering Co., Ltd.(Æ) 16,218 246
Samsung Fire & Marine Insurance Co.,
Ltd. 1,740 265
Samsung Life Insurance Co., Ltd. 9,748 455
Samsung SDI Co., Ltd. 5,672 2,497
SD Biosensor, Inc. 20,372 636

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shinhan Financial Group Co., Ltd. 92,020 2,539
SK Hynix, Inc. 171,306 12,937
SK Square Co., Ltd.(Æ) 17,052 565
SK Telecom Co., Ltd. 36,724 1,519
SK, Inc. 2,858 486
S-Oil Corp. 4,509 320
Soulbrain Co., Ltd. 3,799 685
Woori Financial Group, Inc. 226,781 2,080
110,729
Switzerland - 0.1%
Nestle SA 8,233 1,011
Taiwan - 12.0%
Accton Technology Corp. 242,000 2,016
Acer, Inc. 312,000 236
ASE Technology Holding Co., Ltd. 286,000 832
Asia Cement Corp. 324,000 449
Asustek Computer, Inc. 74,000 698
Cathay Financial Holding Co., Ltd. 1,221,000 1,859
Chailease Holding Co., Ltd. 153,000 1,086
China Airlines, Ltd. 1,280,000 973
China Development Financial Holding
Corp. 1,145,000 495
China Steel Corp. Class H 976,000 907
Chunghwa Telecom Co., Ltd. 1,152,000 4,659
Compal Electronics, Inc. 621,000 474
CTBC Financial Holding Co., Ltd. 4,292,200 3,303
Delta Electronics, Inc. 117,000 1,012
E.Sun Financial Holding Co., Ltd. 705,546 649
Eclat Textile Co., Ltd. 122,000 1,674
Eva Airways Corp. 1,081,000 1,234
Evergreen Marine Corp. Taiwan, Ltd. 301,000 967
Far EasTone Telecommunications Co.,
Ltd. 634,000 1,602
First Financial Holding Co., Ltd. 694,685 628
Formosa Plastics Corp. 310,000 955
Fubon Financial Holding Co., Ltd. 559,300 1,052
Hiwin Technologies Corp. 92,000 666
Hon Hai Precision Industry Co., Ltd. 88,516 323
International Games System Co., Ltd. 234,000 2,776
King Yuan Electronics Co., Ltd. 2,406,000 3,174
Lite-On Technology Corp. 256,107 559
MediaTek, Inc. 113,000 2,598
Mega Financial Holding Co., Ltd. 167,000 198
Nan Ya Plastics Corp. 382,000 858
Nan Ya Printed Circuit Board Corp. 20,000 162
Nanya Technology Corp. 1,273,000 2,235
Novatek Microelectronics Corp. 215,000 1,919
Parade Technologies, Ltd. 35,000 1,327
Pegatron Corp. 258,000 537
Quanta Computer, Inc. 245,000 693
Realtek Semiconductor Corp. 98,000 1,126
RichWave Technology Corp. 144,200 686
Ruentex Development Co., Ltd. 122,000 223
SinoPac Financial Holdings Co., Ltd. 1,178,755 666
Taishin Financial Holding Co., Ltd. 1,319,000 694
Taiwan Mobile Co., Ltd. 107,000 363
Taiwan Semiconductor Manufacturing
Co., Ltd. 2,420,000 41,445
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 143,652 12,711
Tong Hsing Electronic Industries, Ltd. 230,000 1,506
Unimicron Technology Corp. 210,000 1,120
Uni-President Enterprises Corp. 994,000 2,345
United Microelectronics Corp.(Æ) 4,878,000 6,544
Winbond Electronics Corp. 304,000 237
WPG Holdings, Ltd. 155,000 261
Yageo Corp. 164,000 1,879
Yang Ming Marine Transport Corp. 285,000 859
Yuanta Financial Holding Co., Ltd. 1,105,400 740
119,190
Thailand - 1.2%
Airports of Thailand PCL 184,600 353
Bangkok Dusit Medical Services PCL 1,079,400 786
Bumrungrad Hospital PCL 78,300 388
Charoen Pokphand Foods PCL 3,949,000 2,717
Electricity Generating PCL 99,600 501
Fabrinet(Æ) 19,263 1,850
Kasikornbank PCL 480,600 1,935
Minor International PCL(Æ) 227,800 209
Ngern Tid Lor PCL 1,300,900 1,021
PTT Exploration & Production PCL 499,000 2,244
12,004
Togo - 0.0%
Ecobank Transnational, Inc. 12,303,906 286
Turkey - 0.0%
Akbank TAS 363,144 175
KOC Holding AS 126,459 261
436
United Arab Emirates - 1.3%
Air Arabia PJSC 660,091 396
Aldar Properties PJSC 1,473,243 1,969
Borouge PLC(Æ) 1,787,493 1,431
Emaar Properties PJSC 3,999,061 6,005
Emirates NBD Bank PJSC 532,482 2,002
First Abu Dhabi Bank PJSC 266,365 1,410
13,213
United Kingdom - 0.5%
Anglo American PLC 74,386 2,687
AstraZeneca PLC - ADR 9,318 617
BAE Systems PLC 72,730 684
Diageo PLC 11,341 539
Reckitt Benckiser Group PLC 4,162 338
4,865
United States - 0.7%
Danaher Corp. 1,267 369
Estee Lauder Cos., Inc. (The) Class A 2,673 730
Freeport-McMoRan, Inc. 109,936 3,469
Microsoft Corp. 5,129 1,440
Samsonite International SA(Æ)(Þ) 248,700 523
Thoughtworks Holding, Inc.(Æ) 44,394 695
7,226

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 57
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vietnam - 2.0%
FPT Corp. 940,840 3,375
Ho Chi Minh City Development Joint
Stock Commercial Bank(Æ) 2,140,900 2,215
Masan Group Corp. 540,920 2,471
Military Commercial Joint Stock
Bank(Æ) 1,721,908 1,898
Mobile World Investment Corp. 1,418,638 3,736
Vietnam Prosperity JSC Bank(Æ) 700,000 863
Vincom Retail JSC(Æ) 3,442,500 4,138
Vinhomes JSC(Þ) 300,400 772
19,468
Total Common Stocks
(cost $893,255) 931,472
Preferred Stocks - 1.4%
Brazil - 1.1%
Cia Energetica de Minas Gerais
9.062% (Ÿ) 858,150 1,864
Gerdau SA
16.395% (Ÿ) 105,100 497
Itau Unibanco Holding SA
3.053% (Ÿ) 425,342 1,942
Itausa SA
5.806% (Ÿ) 383,508 640
Petroleo Brasileiro SA
34.398% (Ÿ) 539,800 3,562
Raizen Energia SA(Æ)
1.315% (Ÿ) 2,391,900 2,039
10,544
Russia - 0.0%
Sberbank of Russia(Æ)(Š)
0.000% 348,120 —
Surgutneftegas OJSC(Æ)(Š)
16.305% (Ÿ) 2,472,400 —
—
South Korea - 0.3%
Samsung Electronics Co., Ltd.
2.651% (Ÿ) 68,161 3,004
Total Preferred Stocks
(cost $14,936) 13,548
Short-Term Investments - 3.1%
United States - 3.1%
U.S. Cash Management Fund(@) 30,510,923 (∞) 30,499
Total Short-Term Investments
(cost $30,499) 30,499
Other Securities - 0.5%
U.S. Cash Collateral Fund(@)(×) 5,284,725 (∞) 5,285
Total Other Securities
(cost $5,285) 5,285
Total Investments - 99.0%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(identified cost $943,975) 980,804
Other Assets and Liabilities, Net
- 1.0%
10,035
Net Assets - 100.0%
990,839

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 Emerging Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.8%
A-Living Smart City Services Co., Ltd. 06/18/19 HKD 524,750 1 .60 838
644
BAIC Motor Corp., Ltd. 07/23/20 HKD 321,000 0 .50 159
87
CGN Power Co., Ltd. 05/11/22 HKD 1,137,000 0 .26 301
263
China Feihe, Ltd. 03/16/22 HKD 1,915,000 1 .07 2,048
1,688
China International Capital Corp., Ltd. 10/28/20 HKD 146,000 2 .37 346
269
China Tower Corp., Ltd. 06/30/21 HKD 4,496,000 0 .14 625
579
China Youran Dairy Group, Ltd. 06/23/21 HKD 1,251,000 0 .81 1,010
458
China Yuhua Education Corp., Ltd. 04/20/22 HKD 2,834,000 0 .18 510
421
Dino Polska SA 06/18/19 PLN 39,771 40 .96 1,629
3,116
Ganfeng Lithium Co., Ltd. 05/05/22 HKD 232,600 8 .24 1,917
2,115
Hapvida Participacoes e Investimentos SA 02/02/22 BRL 207,900 2 .32 482
248
Jiumaojiu International Holdings, Ltd. 05/11/22 HKD 401,000 2 .25 901
876
Legend Holdings Corp. 10/27/21 HKD 216,000 1 .81 390
248
Longfor Group Holdings, Ltd. 03/30/22 HKD 1,342,000 4 .25 5,707
4,492
Meituan 09/09/20 HKD 289,800 27 .14 7,866
6,564
Midea Real Estate Holding, Ltd. 02/19/20 HKD 520,000 2 .84 1,479
619
Pharmaron Beijing Co., Ltd. 12/04/19 HKD 155,700 3 .49 544
1,274
Postal Savings Bank of China Co., Ltd. 03/17/21 HKD 763,000 0 .79 603
506
Samsonite International SA 11/17/21 HKD 248,700 2 .21 549
523
Samsung Biologics Co., Ltd. 03/16/20 KRW 1,568 615 .98 966
1,042
Saudi Arabian Oil Co. 04/13/22 SAR 471,836 10 .51 4,959
5,000
Vinhomes JSC 11/29/21 VND 300,400 3 .67 1,102
772
WuXi AppTec Co., Ltd. 02/21/19 HKD 175,283 6 .02 1,055
2,133
WuXi Biologics (Cayman), Inc. 05/20/21 HKD 190,500 13 .19 2,513
1,823
Xiabuxiabu Catering Management China Holdings Co., Ltd. 07/06/22 HKD 424,000 0 .51 215
182
Xiaomi Corp. 08/11/21 HKD 109,600 3 .52 386
173
Yadea Group Holdings, Ltd. 05/25/22 HKD 526,000 1 .92 1,012 1,137
37,252
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI Emerging Markets Index Futures 900 USD 44,933 09/22 (74)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (74)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street TWD 6,513 USD 217 08/01/22 —
State Street TWD 13,407 USD 447 08/01/22 (1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (1)

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 59
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 726 $ — $ —
$ —
$ 726
Austria — 254 —
—
254
Bangladesh — 1,934 —
—
1,934
Brazil 58,380 — —
—
58,380
Canada 9,248 — —
—
9,248
Chile 4,718 — —
—
4,718
China 25,182 265,233 259
—
290,674
Colombia 860 — —
—
860
Cyprus — — —
—
—
Czech Republic — 912 —
—
912
Denmark — 720 —
—
720
Egypt — 671 —
—
671
France — 2,178 —
—
2,178
Georgia — 1,431 —
—
1,431
Germany — 556 —
—
556
Greece — 3,065 —
—
3,065
Guernsey — 2,661 —
—
2,661
Hong Kong — 31,146 68
—
31,214
Hungary — 1,412 —
—
1,412
India 8,665 94,080 —
—
102,745
Indonesia — 21,477 —
—
21,477
Japan — 295 —
—
295
Kazakhstan — 2,689 —
—
2,689
Kenya — 676 —
—
676
Kuwait — 992 —
—
992
Luxembourg 572 — —
—
572
Malaysia — 3,117 —
—
3,117
Mexico 16,784 2,023 —
—
18,807
Morocco — 3,384 —
—
3,384
Netherlands — 708 —
—
708
Nigeria — 1,113 —
—
1,113
Norway — 225 —
—
225
Peru 3,547 — —
—
3,547
Philippines — 8,780 —
—
8,780
Poland — 8,797 —
—
8,797
Qatar — 1,571 —
—
1,571
Romania — 4,164 —
—
4,164
Russia — — —
—
—
Saudi Arabia — 25,233 —
—
25,233
Singapore — 1,041 —
—
1,041
Slovenia — 1,744 —
—
1,744

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 Emerging Markets Fund
It
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
South Africa 3,224 16,529 —
—
19,753
South Korea — 110,729 —
—
110,729
Switzerland — 1,011 —
—
1,011
Taiwan 12,711 106,479 —
—
119,190
Thailand 1,850 10,154 —
—
12,004
Togo — 286 —
—
286
Turkey — 436 —
—
436
United Arab Emirates 1,431 11,782 —
—
13,213
United Kingdom 617 4,248 —
—
4,865
United States 6,703 523 —
—
7,226
Vietnam — 19,468 —
—
19,468
Preferred Stocks 10,544 3,004 — — 13,548
Short-Term Investments — — — 30,499 30,499
Other Securities — — — 5,285 5,285
Total Investments 165,762 778,931 327 35,784 980,804
Other Financial Instruments
Liabilities
Futures Contracts (74) — — — (74)
Foreign Currency Exchange Contracts (1) — — — (1)
Total Other Financial Instruments
*
$ (74) $ — $ — $ — $ (74)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2022, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2022, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
161,190
Consumer Staples ...................................................................
45,727
Energy ....................................................................................
57,086
Financial Services ...................................................................
244,413
Health Care .............................................................................
24,068

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 61
Materials and Processing ........................................................
98,240
Producer Durables ..................................................................
57,005
Technology ..............................................................................
190,163
Utilities ...................................................................................
53,580
Preferred Stocks
Energy ....................................................................................
3,562
Financial Services ...................................................................
2,582
Materials and Processing ........................................................
497
Technology ..............................................................................
3,004
Utilities ...................................................................................
3,903
Short-Term Investments ................................................................
30,499
Other Securities ...........................................................................
5,285
Total Investments .................................................................... 980,804

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
62 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.1%
Consumer Discretionary - 12.9%
Advance Auto Parts, Inc. 57,832 11,197
Amazon.com, Inc. (Æ) 1,431,654 193,202
AutoZone, Inc. (Æ) 3,781 8,081
Best Buy Co., Inc. 44,114 3,396
Capri Holdings, Ltd. (Æ) 339,108 16,508
Charter Communications, Inc. Class A (Æ) 21,475 9,279
Comcast Corp. Class A 1,155,687 43,361
Costco Wholesale Corp. 68,286 36,963
Discovery Communications LLC (Æ) 444,969 6,675
DISH Network Corp. Class A (Æ) 324,182 5,631
Dollar General Corp. 5,400 1,342
Dollar Tree, Inc. (Æ) 5,970 987
DR Horton, Inc. 78,043 6,090
eBay, Inc. 26,648 1,296
Expedia Group, Inc. (Æ) 5,900 626
Ford Motor Co. 577,447 8,483
Fox Corp. Class A 190,144 6,296
Garmin, Ltd. 46,864 4,575
General Motors Co. 39,740 1,441
Home Depot, Inc. (The) 75,922 22,848
Lennar Corp. Class A 61,513 5,229
Lennar Corp. Class B 56 4
Lowe's Cos., Inc. 194,881 37,326
McDonald's Corp. 5,663 1,491
Mohawk Industries, Inc. (Æ) 63,982 8,220
Netflix, Inc. (Æ) 125,907 28,316
News Corp. Class A 251,088 4,304
Nike, Inc. Class B 341,084 39,197
nVent Electric PLC 6,066 214
NVR, Inc. (Æ) 269 1,182
O'Reilly Automotive, Inc. (Æ) 39,735 27,957
Paramount Global Class B 23,776 562
PulteGroup, Inc. 44,100 1,924
Ross Stores, Inc. 40,817 3,317
Royal Caribbean Cruises, Ltd. (Æ) 10,518 407
Starbucks Corp. 215,173 18,242
Target Corp. 134,491 21,973
Tesla, Inc. (Æ) 79,298 70,690
TJX Cos., Inc. (The) 324,871 19,869
Ulta Salon Cosmetics & Fragrance, Inc. (Æ) 13,081 5,087
VF Corp. 26,000 1,162
ViacomCBS, Inc. Class A 46,210 1,250
Walmart, Inc. 175,381 23,159
Walt Disney Co. (The) (Æ) 117,034 12,417
Whirlpool Corp. 35,905 6,207
Wyndham Hotels & Resorts, Inc. 59,865 4,155
Yum China Holdings, Inc. 29,534 1,439
Yum! Brands, Inc. 343,495 42,092
775,669
Consumer Staples - 4.8%
Archer-Daniels-Midland Co. 26,319 2,178
Church & Dwight Co., Inc. 50,614 4,453
Coca-Cola Co. (The) 313,739 20,133
Coca-Cola European Partners PLC 587,777 31,810
Colgate-Palmolive Co. 61,226 4,821
Constellation Brands, Inc. Class A 26,679 6,571
CVS Health Corp. 293,378 28,070
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Estee Lauder Cos., Inc. (The) Class A 15,813 4,319
General Mills, Inc. 30,682 2,295
Hershey Co. (The) 4,970 1,133
Hormel Foods Corp. 98,713 4,870
Keurig Dr Pepper, Inc. 14,941 579
Kimberly-Clark Corp. 6,887 908
Kroger Co. (The) 165,697 7,695
Molson Coors Beverage Co. Class B 509,659 30,452
Mondelez International, Inc. Class A 417,547 26,740
PepsiCo, Inc. 131,962 23,088
Philip Morris International, Inc. 323,324 31,411
Procter & Gamble Co. (The) 329,723 45,802
Seaboard Corp. 946 3,841
Sysco Corp. 51,834 4,401
Unilever PLC
-
ADR 89,978 4,378
289,948
Energy - 4.5%
Chevron Corp. 208,944 34,221
Diamondback Energy, Inc. 90,099 11,534
Enbridge, Inc. 761,518 34,215
EOG Resources, Inc. 110,239 12,261
Exxon Mobil Corp. 322,704 31,280
Hess Corp. 256,324 28,829
HF Sinclair Corp. 90,000 4,304
Marathon Oil Corp. 174,889 4,337
Marathon Petroleum Corp. 64,204 5,885
Phillips 66 403,478 35,910
Pioneer Natural Resources Co. 201,332 47,705
Valero Energy Corp. 171,845 19,035
269,516
Financial Services - 14.0%
Allstate Corp. (The) 239,931 28,065
American Express Co. 279,763 43,089
American Tower Corp. (ö) 89,691 24,291
Ameriprise Financial, Inc. 5,878 1,587
Aon PLC Class A 66,528 19,362
Arthur J Gallagher & Co. 28,088 5,027
Assurant, Inc. 16,210 2,849
AvalonBay Communities, Inc. (ö) 5,000 1,070
Bank of America Corp. 820,165 27,730
Berkshire Hathaway, Inc. Class B (Æ) 181,030 54,418
Capital One Financial Corp. 147,276 16,175
CBRE Group, Inc. Class A 122,472 10,486
Charles Schwab Corp. (The) 44,438 3,068
Chubb, Ltd. 239,884 45,252
Citigroup, Inc. 93,144 4,834
Citizens Financial Group, Inc. 497,247 18,880
CME Group, Inc. Class A 2,510 501
Corporate Office Properties Trust (ö) 193,334 5,442
Equinix, Inc. (Æ)(ö) 45,513 32,029
Everest Re Group, Ltd. 900 235
Fidelity National Financial, Inc. 74,940 2,995
Fifth Third Bancorp 223,451 7,624
First Republic Bank 2,386 388
Goldman Sachs Group, Inc. (The) 12,071 4,024
Hartford Financial Services Group, Inc. 55,496 3,578
Healthpeak Properties, Inc. (ö) 137,559 3,801

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 63
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Huntington Bancshares, Inc. 831,115 11,046
Intercontinental Exchange, Inc. 163,857 16,712
Invitation Homes, Inc. (ö) 39,036 1,524
Jones Lang LaSalle, Inc. (Æ) 21,100 4,023
JPMorgan Chase & Co. 336,794 38,853
KeyCorp 472,418 8,645
Kimco Realty Corp. (ö) 434,379 9,604
Markel Corp. (Æ) 9,476 12,292
MasterCard, Inc. Class A 151,718 53,676
MetLife, Inc. 171,966 10,877
Morgan Stanley 198,001 16,691
Northern Trust Corp. 213,788 21,332
PNC Financial Services Group, Inc. (The) 22,409 3,719
Progressive Corp. (The) 264,110 30,388
Prologis, Inc. (ö) 57,326 7,599
Prudential Financial, Inc. 67,246 6,724
Public Storage (ö) 26,394 8,615
Raymond James Financial, Inc. 10,375 1,022
Regions Financial Corp. 661,387 14,008
Reinsurance Group of America, Inc. Class A 31,009 3,590
Simon Property Group, Inc. (ö) 3 —
State Street Corp. 42,925 3,049
SVB Financial Group (Æ) 8,234 3,323
Synchrony Financial 264,937 8,870
T. Rowe Price Group, Inc. 21,702 2,680
Torchmark Corp. (Æ) 60,409 6,085
Truist Financial Corp. 33,341 1,683
US Bancorp 442,325 20,878
VICI Properties, Inc. (ö) 18,304 626
Visa, Inc. Class A 302,850 64,239
Voya Financial, Inc. 21,215 1,276
Wells Fargo & Co. 1,345,257 59,016
Welltower, Inc. (ö) 91,405 7,892
Zions Bancorp NA 239,380 13,058
840,415
Health Care - 14.0%
Abbott Laboratories 434,185 47,257
AbbVie, Inc. 223,290 32,044
Amgen, Inc. 53,187 13,162
Anthem, Inc. (Æ) 58,028 27,685
AstraZeneca PLC
-
ADR 72,852 4,825
Baxter International, Inc. 7,017 412
Becton Dickinson and Co. 71,852 17,554
Biogen, Inc. (Æ) 40,392 8,687
Boston Scientific Corp. (Æ) 316,390 12,988
Bristol Myers Squibb Co. 498,698 36,794
Cigna Corp. 209,161 57,595
Eli Lilly & Co. 52,435 17,287
Henry Schein, Inc. (Æ) 92,338 7,279
Hologic, Inc. (Æ) 101,024 7,211
Humana, Inc. 17,246 8,313
Intuitive Surgical, Inc. (Æ) 189,036 43,510
IQVIA, Inc. (Æ) 84,354 20,268
Johnson & Johnson 255,014 44,505
Laboratory Corp. of America Holdings 10,722 2,811
McKesson Corp. 66,592 22,746
Medtronic PLC 241,688 22,361
Merck & Co., Inc. 519,623 46,423
Moderna, Inc. (Æ) 12,786 2,098
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Novo Nordisk A/S
-
ADR 146,069 16,953
Organon & Co. 34,963 1,109
Perrigo Co. PLC 288,663 12,086
Pfizer, Inc. 314,916 15,906
Regeneron Pharmaceuticals, Inc. (Æ) 97,623 56,786
Sanofi
-
ADR 5,861 291
Stryker Corp. 13,945 2,995
Thermo Fisher Scientific, Inc. 98,106 58,708
UnitedHealth Group, Inc. 290,635 157,624
Vertex Pharmaceuticals, Inc. (Æ) 40,789 11,438
Viatris, Inc. 25,321 245
Zoetis, Inc. Class A 13,700 2,501
840,457
Materials and Processing - 4.4%
Air Products & Chemicals, Inc. 126,769 31,468
Ball Corp. 419,702 30,815
Carrier Global Corp. 231,724 9,392
Celanese Corp. Class A 82,004 9,636
Crown Holdings, Inc. 14,346 1,459
Dow, Inc. 33,546 1,785
DuPont de Nemours, Inc. 302,920 18,548
Ecolab, Inc. 190,527 31,469
General Electric Co. 31,968 2,363
Ingevity Corp. (Æ) 4,417 296
International Flavors & Fragrances, Inc. 185,654 23,030
Linde PLC (Æ) 127,662 38,553
Martin Marietta Materials, Inc. 2,605 917
Masco Corp. 34,631 1,918
Nucor Corp. 104,408 14,179
Owens Corning 33,799 3,135
PPG Industries, Inc. 4,923 636
Reliance Steel & Aluminum Co. 29,661 5,643
Rio Tinto PLC
-
ADR 37,916 2,314
Sherwin-Williams Co. (The) 97,412 23,568
Steel Dynamics, Inc. 41,181 3,207
Trane Technologies PLC 42,168 6,198
United States Steel Corp. 179,059 4,235
264,764
Producer Durables - 10.3%
3M Co. 1,700 244
Alaska Air Group, Inc. (Æ) 48,296 2,141
Aptiv PLC (Æ) 10,893 1,143
Automatic Data Processing, Inc. 76,295 18,396
Block, Inc. Class A (Æ) 96,114 7,310
Boeing Co. (The) (Æ) 202 32
Booz Allen Hamilton Holding Corp. Class A 22,252 2,136
Canadian Pacific Railway, Ltd. 164,809 12,998
CSX Corp. 189,300 6,120
Danaher Corp. 213,694 62,284
Deere & Co. 86,839 29,801
Eaton Corp. PLC 115,742 17,175
Expeditors International of Washington, Inc. 28,604 3,039
FedEx Corp. 64,434 15,019
FleetCor Technologies, Inc. (Æ) 115,667 25,457
Fortive Corp. 2,085 134
General Dynamics Corp. 102,831 23,309
Global Payments, Inc. 47,871 5,856
Honeywell International, Inc. 137,923 26,545

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
64 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Illinois Tool Works, Inc. 1,831 380
Ingersoll Rand, Inc. 125,504 6,250
Johnson Controls International PLC (Æ) 20,895 1,126
Keysight Technologies, Inc. (Æ) 47,709 7,757
Knight-Swift Transportation Holdings,
Inc. (Æ) 56,742 3,118
L3Harris Technologies, Inc. 50,116 12,026
Littelfuse, Inc. 12,908 3,600
Lockheed Martin Corp. 1,670 691
ManpowerGroup, Inc. 58,558 4,592
Mettler-Toledo International, Inc. (Æ) 16,183 21,843
Moody's Corp. 58,542 18,163
Norfolk Southern Corp. 42,340 10,635
Northrop Grumman Corp. 37,475 17,947
Old Dominion Freight Line, Inc. 40,433 12,272
Otis Worldwide Corp. 183,325 14,331
PACCAR, Inc. 40,169 3,676
Parker-Hannifin Corp. 9,867 2,852
Pentair PLC 6,066 297
Regal Rexnord Corp. 24,390 3,276
S&P Global, Inc. 147,100 55,446
Southwest Airlines Co. (Æ) 147,980 5,641
Stanley Black & Decker, Inc. 224,355 21,836
TE Connectivity, Ltd. 62,903 8,412
Teledyne Technologies, Inc. (Æ) 10,783 4,220
Textron, Inc. 302,271 19,841
TopBuild Corp. (Æ) 3,805 806
TransDigm Group, Inc. (Æ) 1,634 1,017
Travel + Leisure Co. (Æ) 52,623 2,269
Union Pacific Corp. 96,600 21,957
United Airlines Holdings, Inc. (Æ) 140,535 5,165
United Parcel Service, Inc. Class B 75,084 14,633
United Rentals, Inc. (Æ) 15,216 4,910
Vontier Corp. 834 22
Waste Management, Inc. 4,229 696
Waters Corp. (Æ) 24,577 8,947
Westinghouse Air Brake Technologies Corp. 321,551 30,055
Zebra Technologies Corp. Class A (Æ) 26,185 9,366
619,210
Technology - 28.3%
Accenture PLC Class A 72,051 22,066
Activision Blizzard, Inc. 80,433 6,431
Adobe, Inc. (Æ) 100,930 41,393
Advanced Micro Devices, Inc. (Æ) 318,086 30,050
Akamai Technologies, Inc. (Æ) 86,583 8,331
Allegion PLC 17,438 1,843
Alphabet, Inc. Class A (Æ) 455,000 52,926
Alphabet, Inc. Class C (Æ) 1,209,020 141,020
Amdocs, Ltd. 71,332 6,210
Amphenol Corp. Class A 120,060 9,260
Analog Devices, Inc. 86,823 14,930
Apple, Inc. 2,011,611 326,908
Applied Materials, Inc. 145,897 15,462
ASML Holding NV 1,221 701
Autodesk, Inc. (Æ) 190,039 41,109
Booking Holdings, Inc. (Æ) 5,511 10,668
Broadcom, Inc. 42,023 22,502
CACI International, Inc. Class A (Æ) 4,386 1,326
Ciena Corp. (Æ) 66,813 3,448
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cisco Systems, Inc. 275,826 12,514
Cognizant Technology Solutions Corp. Class
A 101,286 6,883
Corning, Inc. 238,021 8,750
Corteva, Inc. 489,275 28,158
Dell Technologies, Inc. Class C 66,959 3,017
Electronic Arts, Inc. 51,566 6,767
F5, Inc. (Æ) 45,860 7,675
Fidelity National Information Services, Inc. 35,386 3,615
Fortinet, Inc. (Æ) 90,530 5,400
Genpact, Ltd. 185,104 8,900
Hewlett Packard Enterprise Co. 17,170 245
HP, Inc. (Æ) 277,324 9,260
Intel Corp. 424,963 15,430
International Business Machines Corp. 79,005 10,333
Intuit, Inc. 133,811 61,041
IPG Photonics Corp. (Æ) 4,278 456
Jabil Circuit, Inc. 100,996 5,993
KLA Corp. 5,800 2,225
Lam Research Corp. 39,559 19,800
Leidos Holdings, Inc. 37,646 4,028
Lumentum Holdings, Inc. Class E (Æ) 34,717 3,140
Match Group, Inc. (Æ) 133,296 9,772
Meta Platforms, Inc. Class A (Æ) 327,633 52,126
Micron Technology, Inc. 361,316 22,351
Microsoft Corp. 1,053,907 295,874
Motorola Solutions, Inc. 95,500 22,785
MSCI, Inc. Class A 80,992 38,985
NVIDIA Corp. 226,194 41,084
NXP Semiconductors NV 34,631 6,368
Oracle Corp. 369,531 28,764
Qorvo, Inc. (Æ) 133,136 13,855
QUALCOMM, Inc. 54,875 7,960
Raytheon Technologies Corp. (Æ) 271,127 25,272
Salesforce, Inc. (Æ) 269,301 49,557
SAP SE
-
ADR 59,771 5,571
Seagate Technology Holdings PLC 143,338 11,464
ServiceNow, Inc. (Æ) 7,479 3,341
SYNNEX Corp. 14,918 1,498
Synopsys, Inc. (Æ) 19,663 7,226
Taiwan Semiconductor Manufacturing Co.,
Ltd.
-
ADR 73,182 6,475
Texas Instruments, Inc. 79,192 14,167
VeriSign, Inc. (Æ) 41,982 7,941
VMware, Inc. Class A 29,503 3,428
Western Digital Corp. (Æ) 166,126 8,157
Workday, Inc. Class A (Æ) 265,237 41,138
1,705,373
Utilities - 3.9%
Ameren Corp. 27,835 2,592
American Electric Power Co., Inc. 26,048 2,567
AT&T, Inc. 84,596 1,589
CenterPoint Energy, Inc. 401,392 12,720
Cheniere Energy, Inc. 103,195 15,436
CMS Energy Corp. 37,178 2,555
ConocoPhillips Co. 453,309 44,167
Consolidated Edison, Inc. 89,657 8,900
Constellation Energy Corp. 143,507 9,486
Dominion Energy, Inc. 4,274 350

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 65
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
DT Midstream, Inc. 88,740 4,883
DTE Energy Co. 6,566 856
Duke Energy Corp. 80,474 8,847
Entergy Corp. 120,725 13,899
Exelon Corp. 430,522 20,015
FirstEnergy Corp. 283,393 11,647
NextEra Energy, Inc. 211,957 17,908
NiSource, Inc. 38,538 1,172
Pinnacle West Capital Corp. 222,517 16,348
Public Service Enterprise Group, Inc. 14,344 942
Sempra Energy 14,900 2,470
Southern Co. (The) 159 12
T-Mobile US, Inc. (Æ) 92,792 13,275
UGI Corp. 146,563 6,326
Verizon Communications, Inc. 171,995 7,944
Xcel Energy, Inc. 137,295 10,047
236,953
Total Common Stocks
(cost $3,296,889) 5,842,305
Short-Term Investments - 2.6%
U.S. Cash Management Fund(@) 156,458,590
(∞)
156,396
Total Short-Term Investments
(cost $156,400) 156,396
Total Investments - 99.7%
(identified cost $3,453,289) 5,998,701
Other Assets and Liabilities, Net
- 0.3%
20,889
Net Assets - 100.0%
6,019,590

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
66 Tax-Managed U.S. Large Cap Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 748 USD 154,593 09/22 12,216
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts 12,216
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 775,669 $ — $ —
$ —
$ 775,669
Consumer Staples 289,948 — —
—
289,948
Energy 269,516 — —
—
269,516
Financial Services 840,415 — —
—
840,415
Health Care 840,457 — —
—
840,457
Materials and Processing 264,764 — —
—
264,764
Producer Durables 619,210 — —
—
619,210
Technology 1,705,373 — —
—
1,705,373
Utilities 236,953 — —
—
236,953
Short-Term Investments — — — 156,396 156,396
Total Investments
5,842,305 — — 156,396 5,998,701
Other Financial Instruments
Assets
Futures Contracts 12,216 — — — 12,216
Total Other Financial Instruments
*
$ 12,216 $ — $ — $ — $ 12,216
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2022, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 67
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.9%
Consumer Discretionary - 14.9%
1-800-Flowers.com, Inc. Class A (Æ) 14,360 143
Abercrombie & Fitch Co. Class A (Æ) 21,379 381
Advance Auto Parts, Inc. 2,190 424
AMC Networks, Inc. Class A (Æ) 18,809 574
American Eagle Outfitters, Inc. (Ñ) 42,341 510
American Outdoor Brands, Inc. (Æ) 5,336 42
APi Group Corp. (Æ) 192,771 3,414
Aramark Services, Inc. 5,768 193
Atkore , Inc. (Æ) 11,750 1,166
Avis Budget Group, Inc. (Æ) 3,925 714
B. Riley Financial, Inc. 2,682 138
Bally's Corp. (Æ)(Ñ) 16,594 365
Bassett Furniture Industries, Inc. 22,456 515
Bath & Body Works, Inc. (Æ) 80,722 2,869
Beazer Homes USA, Inc. (Æ) 39,527 583
Bed Bath & Beyond, Inc. (Æ)(Ñ) 27,391 138
Big Lots, Inc. 6,358 128
BJ's Restaurants, Inc. (Æ) 11,885 279
BJ's Wholesale Club Holdings, Inc. (Æ) 10,141 687
Bloomin ' Brands, Inc. 149,667 3,052
Bluegreen Vacations Holding Corp. 18,363 483
Boot Barn Holdings, Inc. (Æ) 7,655 477
BorgWarner, Inc. 70,775 2,722
Boyd Gaming Corp. 15,720 873
Brinker International, Inc. (Æ) 8,830 245
Brunswick Corp. 27,819 2,229
Burlington Stores, Inc. (Æ) 9,179 1,295
Cable One, Inc. 1,783 2,455
Caleres , Inc. 34,500 856
Callaway Golf Co. (Æ) 14,281 328
Capri Holdings, Ltd. (Æ) 22,242 1,083
Carter's, Inc. 8,753 713
Cavco Industries, Inc. (Æ) 8,927 2,301
Central Garden & Pet Co. Class A (Æ) 13,544 553
Century Casinos, Inc. (Æ) 39,565 334
Century Communities, Inc. 18,164 929
Cheesecake Factory, Inc. (The) 50,186 1,467
Chegg , Inc. (Æ) 53,857 1,147
Churchill Downs, Inc. 14,552 3,053
Chuy's Holdings, Inc. (Æ) 43,568 969
Cinemark Holdings, Inc. (Æ) 78,781 1,444
Citi Trends, Inc. (Æ) 44,489 1,094
Conn's, Inc. (Æ) 29,533 278
Container Store Group, Inc. (The) (Æ) 58,500 436
Cracker Barrel Old Country Store, Inc. 9,975 948
Curtiss-Wright Corp. 1,812 260
Dana Holding Corp. 110,441 1,851
Darden Restaurants, Inc. 13,243 1,649
Dave & Buster's Entertainment, Inc. (Æ) 41,240 1,541
Deckers Outdoor Corp. (Æ) 9,224 2,889
Delta Apparel, Inc. (Æ) 10,694 250
Designer Brands, Inc. Class A 48,246 696
Dick's Sporting Goods, Inc. (Ñ) 29,191 2,732
Dine Brands Global, Inc. 25,864 1,844
Domino's Pizza, Inc. 7,114 2,789
Dorman Products, Inc. (Æ) 26,016 2,630
Driven Brands, Inc. (Æ) 93,487 2,840
Ethan Allen Interiors, Inc. 16,761 385
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
FactSet Research Systems, Inc. 4,286 1,842
Farfetch , Ltd. Class A (Æ) 49,427 392
Five Below, Inc. (Æ) 48,902 6,214
Floor & Decor Holdings, Inc. Class A (Æ) 19,326 1,557
Fortune Brands Home & Security, Inc. 38,526 2,685
Genesco, Inc. (Æ) 8,688 487
Gentherm , Inc. (Æ) 38,134 2,462
G-III Apparel Group, Ltd. (Æ) 39,239 867
GMS, Inc. (Æ) 8,715 463
Goodyear Tire & Rubber Co. (The) (Æ) 28,467 350
Grand Canyon Education, Inc. (Æ) 15,870 1,525
Gray Television, Inc. 19,718 366
Group 1 Automotive, Inc. 2,622 464
H&R Block, Inc. 5,376 215
Harley-Davidson, Inc. 19,170 725
Hillenbrand, Inc. 17,769 821
Hilton Grand Vacations, Inc. (Æ) 14,163 577
Hooker Furniture Corp. 9,225 153
IAC/InterActiveCorp. (Æ) 19,290 1,321
Instructure Holdings, Inc. (Æ)(Ñ) 54,980 1,344
Inter Parfums , Inc. 1,931 161
International Game Technology PLC 47,959 909
Interpublic Group of Cos., Inc. (The) 14,186 424
Jack in the Box, Inc. 2,833 196
John Wiley & Sons, Inc. Class A 51,795 2,705
Kohl's Corp. 26,297 766
Kontoor Brands, Inc. 53,770 1,963
Kura Sushi USA, Inc. Class A (Æ) 15,144 1,279
Laureate Education, Inc. Class A 15,582 185
Lear Corp. 28,918 4,371
Lee Enterprises, Inc. (Æ) 16,164 302
Leggett & Platt, Inc. 4,525 179
LGI Homes, Inc. (Æ) 2,560 289
Liberty Braves Group Class C (Æ) 35,108 971
Liberty Broadband Corp. Class C (Æ) 17,058 1,858
Liberty Latin America, Ltd. Class C (Æ) 115,518 848
Liberty Media Corp.-Liberty Braves Class
A (Æ) 6,510 188
Liberty SiriusXM Group Class C (Æ) 60,478 2,408
Lions Gate Entertainment Corp. Class A (Æ) 78,308 686
Lithia Motors, Inc. Class A 19,481 5,168
LKQ Corp. 42,380 2,324
M/I Homes, Inc. (Æ) 5,931 273
Malibu Boats, Inc. Class A (Æ) 9,850 615
MarineMax , Inc. (Æ) 10,543 431
Marriott Vacations Worldwide Corp. 7,760 1,063
MDC Holdings, Inc. 8,817 320
Meritage Homes Corp. (Æ) 5,627 497
Meritor, Inc. (Æ) 13,699 499
Mister Car Wash, Inc. (Æ) 54,673 634
Mohawk Industries, Inc. (Æ) 6,071 780
Monro Muffler Brake, Inc. 104,112 5,221
Nautilus, Inc. (Æ) 2,418 4
Newell Rubbermaid, Inc. 193,331 3,907
News Corp. Class A 14,212 244
Nexstar Media Group, Inc. Class A 56,476 10,638
Norton LifeLock , Inc. (Æ) 37,198 912
nVent Electric PLC 34,460 1,217
NVR, Inc. (Æ) 153 672
ODP Corp. (The) (Æ) 8,873 322

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
68 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ollie's Bargain Outlet Holdings, Inc. (Æ) 45,490 2,682
OneSpaWorld Holdings, Ltd. (Æ) 33,234 240
OptimizeRx Corp. (Æ) 41,944 942
Patrick Industries, Inc. 7,858 477
Penn National Gaming, Inc. (Æ) 13,153 454
Pool Corp. 12,749 4,560
PulteGroup, Inc. 22,204 969
PVH Corp. 34,941 2,164
QuinStreet , Inc. (Æ) 58,446 628
Ralph Lauren Corp. Class A 21,096 2,081
RCI Hospitality Holdings, Inc. 22,182 1,263
Red Robin Gourmet Burgers, Inc. (Æ) 33,438 292
Revolve Group, Inc. (Æ) 86,634 2,453
Rocky Brands, Inc. 1,919 63
Scholastic Corp. 70,101 3,300
Sensata Technologies Holding PLC 7,563 336
Service Corp. International 12,051 897
Shoe Carnival, Inc. 13,128 286
Signet Jewelers, Ltd. 22,099 1,347
Sinclair Broadcast Group, Inc. Class A 25,353 554
Skechers USA, Inc. Class A (Æ) 27,104 1,029
Strategic Eduation , Inc. (Æ) 8,382 602
Taylor Morrison Home Corp. Class A (Æ) 20,519 589
TechTarget , Inc. (Æ) 20,546 1,339
TEGNA, Inc. 6,655 139
Tempur Sealy International, Inc. 7,701 212
Texas Roadhouse, Inc. Class A 9,894 863
Toll Brothers, Inc. 10,396 511
Tractor Supply Co. 212 41
Transcat , Inc. (Æ) 5,568 347
Travelzoo , Inc. (Æ) 28,260 144
Tri Pointe Homes, Inc. (Æ) 33,493 620
Tupperware Brands Corp. (Æ) 35,839 267
Urban Outfitters, Inc. (Æ) 43,349 888
Vail Resorts, Inc. 544 129
Vera Bradley, Inc. (Æ) 90,947 381
Victoria's Secret & Co. (Æ) 93,760 3,465
Warby Parker, Inc. Class A (Æ)(Ñ) 118,101 1,463
Weyco Group, Inc. 19,152 504
Willis Lease Finance Corp. (Æ) 10,710 418
Wingstop , Inc. 22,928 2,893
Wolverine World Wide, Inc. 140,199 3,150
Wyndham Hotels & Resorts, Inc. 11,079 769
YETI Holdings, Inc. (Æ) 54,032 2,743
Zillow Group, Inc. (Æ) 4,441 155
198,291
Consumer Staples - 2.5%
B&G Foods, Inc. Class A (Ñ) 22,022 544
BellRing Brands, Inc. (Æ) 6,854 165
Casey's General Stores, Inc. 17,980 3,644
Church & Dwight Co., Inc. 5,862 516
Energizer Holdings, Inc.
-
GDR (Æ) 88,677 3,528
Hain Celestial Group, Inc. (The) (Æ) 8,981 204
Healthcare Services Group, Inc. 197,694 2,835
Helen of Troy, Ltd. (Æ) 11,799 1,579
Ingredion, Inc. 16,720 1,521
J&J Snack Foods Corp. 28,323 3,838
Lancaster Colony Corp. 5,277 699
Medifast , Inc. 8,067 1,357
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MGP Ingredients, Inc. 5,280 555
Natural Grocers by Vitamin Cottage, Inc. 37,215 617
Nomad Foods, Ltd. (Æ) 57,716 1,064
Nu Skin Enterprises, Inc. Class A 20,503 892
Performance Food Group Co. (Æ) 5,696 283
PetMed Express, Inc. 4,814 105
Pilgrim's Pride Corp. (Æ) 57,405 1,801
Post Holdings, Inc. (Æ) 5,407 470
Primo Water Corp. 63,660 842
SpartanNash Co. 12,657 409
Spectrum Brands Holdings, Inc. 52,876 3,677
Sprouts Farmers Market, Inc. (Æ) 16,574 458
United Natural Foods, Inc. (Æ) 10,455 444
US Foods Holding Corp. (Æ) 30,267 953
Weis Markets, Inc. 6,526 502
33,502
Energy - 4.7%
Antero Resources Corp. (Æ) 113,667 4,506
Berry Petroleum Corp. 66,534 568
Cabot Oil & Gas Corp. 186,568 5,707
ChampionX Corp. 265,067 5,537
Chord Energy Corp. 12,581 236
Civitas Resources, Inc. 27,056 1,595
CONSOL Energy, Inc. (Æ) 86,094 5,279
Delek US Holdings, Inc. 30,789 821
Diamondback Energy, Inc. 5,896 755
Enphase Energy, Inc. (Æ) 7,705 2,190
EQT Corp. 17,282 761
First Solar, Inc. (Æ) 17,436 1,729
Green Brick Partners, Inc. (Æ) 15,710 421
Helix Energy Solutions Group, Inc. (Æ) 93,645 378
HF Sinclair Corp. 46,321 2,215
Hostess Brands, Inc. Class A (Æ) 120,309 2,722
Liberty Energy, Inc. Class A (Æ) 80,925 1,149
Magnolia Oil & Gas Corp. (Æ) 130,092 3,139
Marathon Oil Corp. 116,710 2,895
Matador Resources Co. 38,825 2,243
Nabors Industries, Inc. (Æ) 9,816 1,399
National Energy Services Reunited Corp. (Æ) 97,179 685
NOV, Inc. (Æ) 122,206 2,274
Oil States International, Inc. (Æ) 131,628 671
Patterson-UTI Energy, Inc. 101,189 1,675
Pioneer Natural Resources Co. 10,477 2,483
ProPetro Holding Corp. (Æ) 64,137 675
Smart Sand, Inc. (Æ)(Ñ) 135,660 328
Solaris Oilfield Infrastructure, Inc. Class A 226,357 2,510
Southwestern Energy Co. (Æ) 190,263 1,343
Sunrun , Inc. (Æ) 66,174 2,163
US Silica Holdings, Inc. (Æ) 104,840 1,450
62,502
Financial Services - 18.7%
Affiliated Managers Group, Inc. 11,012 1,392
Air Lease Corp. Class A 36,453 1,353
Alexandria Real Estate Equities, Inc. (ö) 1,863 309
Alleghany Corp. (Æ) 2,109 1,766
Alliance Data Systems Corp. 11,717 464
Ally Financial, Inc. 69,982 2,314
Alpine Income Property Trust, Inc. (ö) 122,384 2,285

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 69
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Amalgamated Financial Corp. 1,523 35
American Equity Investment Life Holding
Co. 80,474 3,023
American Homes 4 Rent Class A (ö) 26,378 999
Ameris Bancorp 8,680 410
Anywhere Real Estate, Inc. (Æ) 23,624 235
Apartment Investment and Management
Co. (Æ) 256,868 2,137
Apple Hospitality REIT, Inc. (ö) 26,356 440
Argo Group International Holdings, Ltd. 8,996 295
Ashford Hospitality Trust, Inc. (Æ) 44,359 387
Associated Banc-Corp. 22,183 446
Assurant, Inc. 5,539 974
Assured Guaranty, Ltd. 7,127 416
Atlantic Union Bankshares Corp. (Æ) 10,369 359
Axis Capital Holdings, Ltd. 5,244 265
Axos Financial, Inc. (Æ) 11,130 465
Banc of California, Inc. 19,127 335
Bancorp, Inc. (The) (Æ) 29,842 734
Bank of NT Butterfield & Son, Ltd. (The) 26,529 899
Bank OZK 39,979 1,603
Bank7 Corp. 9,950 235
BankUnited , Inc. 59,341 2,305
Banner Corp. 10,529 653
BBX Capital, Inc. (Æ) 5,993 49
BGC Partners, Inc. Class A 600,327 2,191
Braemar Hotels & Resorts, Inc. (ö) 4,194 22
Bridgewater Bancshares, Inc. (Æ) 45,425 794
Brighthouse Financial, Inc. (Æ) 17,423 756
Business First Bancshares, Inc. 14,890 350
Byline Bancorp, Inc. 15,021 368
Cadence Bank 88,323 2,305
Camden Property Trust (ö) 3,242 457
Cannae Holdings, Inc. (Æ) 107,020 2,259
Capstar Financial Holdings, Inc. 24,280 510
Carter Bankshares , Inc. (Æ) 53,078 740
CatchMark Timber Trust, Inc. Class A (ö) 21,728 244
CBL & Associates HoldCo II LLC (Ñ)(ö) 21,738 669
Central Valley Community Bancorp 9,015 151
Chatham Lodging Trust (Æ)(ö) 114,055 1,387
Civista Bancshares, Inc. 8,934 193
CNO Financial Group, Inc. 65,539 1,229
Coastal Financial Corp. (Æ) 1,026 42
Cohen & Steers, Inc. 13,642 1,005
Columbia Banking System, Inc. 180,825 5,455
Columbia Financial, Inc. (Æ) 126,727 2,578
Community Bank System, Inc. 28,319 1,907
ConnectOne Bancorp, Inc. 15,388 407
Cousins Properties, Inc. (ö) 46,384 1,431
Cowen Group, Inc. Class A 29,046 1,019
CTO Realty Growth, Inc. (Ñ)(ö) 95,819 2,031
Curo Group Holdings Corp. 22,952 164
Customers Bancorp, Inc. (Æ) 76,169 2,909
CVB Financial Corp. 10,947 292
DiamondRock Hospitality Co. (ö) 53,464 496
Discover Financial Services 20,475 2,068
Duke Realty Corp. (ö) 45,202 2,828
Eagle Bancorp, Inc. 9,283 455
Easterly Government Properties, Inc. (ö) 57,588 1,167
EastGroup Properties, Inc. (ö) 4,390 749
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ellington Financial, Inc. (ö) 6,658 107
Enova International, Inc. (Æ) 30,176 1,041
Enterprise Financial Services Corp. 18,029 848
EPR Properties (ö) 9,375 504
Equity Bancshares, Inc. Class A 24,876 795
Equity Commonwealth (Æ)(ö) 21,556 605
Equity LifeStyle Properties, Inc. Class A (ö) 2,923 215
Erie Indemnity Co. Class A 4,852 987
Evercore , Inc. Class A 6,912 691
Everest Re Group, Ltd. 318 83
eXp World Holdings, Inc. (Ñ) 42,651 634
Farmland Partners, Inc. (ö) 44,106 655
FB Financial Corp. 10,199 437
Federal Agricultural Mortgage Corp. Class C 14,345 1,582
Federated Hermes, Inc. Class B 7,801 266
First BanCorp 106,817 1,612
First Bancshares, Inc. 10,613 308
First Bank 42,747 644
First Citizens BancShares , Inc. Class A 372 281
First Commonwealth Financial Corp. 59,331 879
First Foundation, Inc. 11,197 233
First Hawaiian, Inc. 6,723 171
First Horizon National Corp. 63,691 1,424
First Industrial Realty Trust, Inc. (ö) 54,380 2,825
First Merchants Corp. 118,354 4,915
First Mid Bancshares, Inc. 10,471 393
First Northwest Bancorp 6,736 112
First Savings Financial Group, Inc. 13,224 315
First United Corp. 15,255 275
FirstCash Holdings, Inc. 9,286 680
Flushing Financial Corp. 24,978 539
FNB Corp. 90,478 1,082
Four Corners Property Trust, Inc. (ö) 7,233 211
FS Bancorp, Inc. 15,930 479
FVC Bankcorp , Inc. (Æ) 7,494 143
Gaming and Leisure Properties, Inc. (ö) 131,722 6,848
Genworth Financial, Inc. Class A (Æ) 108,399 461
Glacier Bancorp, Inc. 42,055 2,107
Globe Life, Inc. (Æ) 6,096 614
Goosehead Insurance, Inc. Class A 64,351 3,617
Granite Point Mortgage Trust, Inc. (ö) 34,701 368
Hamilton Lane, Inc. Class A 43,147 3,261
Hancock Holding Co. 7,862 384
Hanover Insurance Group, Inc. (The) 23,918 3,264
HarborOne Bancorp, Inc. 18,935 275
HBT Financial, Inc. 12,483 233
Healthcare Realty Trust, Inc. (ö) 19,335 508
Hersha Hospitality Trust Class A (Æ)(ö) 79,733 804
Hilltop Holdings, Inc. 13,181 380
Home Bancorp, Inc. 10,098 380
Home BancShares , Inc. 40,342 952
HomeStreet , Inc. 12,145 453
Hope Bancorp, Inc. 29,558 445
Host Hotels & Resorts, Inc. (ö) 70,599 1,257
Houlihan Lokey , Inc. Class A 35,035 2,963
Howard Hughes Corp. (The) (Æ) 40,392 2,863
Huntington Bancshares, Inc. 71,188 946
Independence Realty Trust, Inc. (ö) 61,288 1,361
Independent Bank Corp. 17,980 489
Independent Bank Group, Inc. 20,643 1,460

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
70 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Innovative Industrial Properties, Inc. (ö) 1,101 106
Invesco, Ltd. 32,753 581
Invitation Homes, Inc. (ö) 9,266 362
iStar , Inc. (ö) 15,472 259
Jackson Financial, Inc. Class A 62,653 1,724
Janus Henderson Group PLC 24,330 627
Jefferies Financial Group, Inc. (Æ) 4,646 151
Jones Lang LaSalle, Inc. (Æ) 11,794 2,249
Kearny Financial Corp. 57,154 669
Kennedy-Wilson Holdings, Inc. 5,795 120
KeyCorp 15,209 278
Kimco Realty Corp. (ö) 4,738 105
Ladder Capital Corp. Class A (ö) 28,300 336
Lamar Advertising Co. Class A (ö) 5,068 512
Lazard, Ltd. Class A (Ñ) 23,853 899
Life Storage, Inc. (Æ)(ö) 7,495 944
Lincoln National Corp. 34,473 1,770
Live Oak Bancshares, Inc. 8,927 336
LiveRamp Holdings, Inc. (Æ) 17,295 460
Macerich Co. (The) (ö) 37,432 397
MainStreet Bancshares, Inc. 23,568 557
Medical Properties Trust, Inc. (ö) 245,174 4,227
Merchants Bancorp 3,705 98
Meridian Corp. 17,341 495
Meta Financial Group, Inc. 18,377 620
Metropolitan Bank Holding Corp. (Æ) 1,728 120
MFA Financial, Inc. (ö) 34,155 443
MGIC Investment Corp. 87,321 1,235
Mid-America Apartment Communities,
Inc. (ö) 12,595 2,339
MoneyGram International, Inc. (Æ) 36,481 371
Mr. Cooper Group, Inc. (Æ) 20,365 917
MVB Financial Corp. 8,622 280
National Health Investors, Inc. (ö) 6,615 429
National Retail Properties, Inc. (ö) 71,671 3,412
New York Mortgage Trust, Inc. (ö) 129,643 407
Newmark Group, Inc. Class A 205,044 2,337
NexPoint Residential Trust, Inc. (ö) 20,468 1,362
NMI Holdings, Inc. Class A (Æ) 57,349 1,086
Northrim BanCorp , Inc. 15,122 630
OFG Bancorp 134,940 3,707
Old National Bancorp 26,906 468
Old Second Bancorp, Inc. 88,864 1,249
Oppenheimer Holdings, Inc. Class A 8,162 274
Origin Bancorp, Inc. 14,077 606
Pacific Premier Bancorp, Inc. 51,668 1,738
PacWest Bancorp 182,646 5,120
Park Hotels & Resorts, Inc. (ö) 43,364 676
Parke Bancorp, Inc. 14,136 310
Peapack -Gladstone Financial Corp. 18,179 594
Pebblebrook Hotel Trust (ö) 21,804 426
PennyMac Financial Services, Inc. 4,710 258
PennyMac Mortgage Investment Trust (ö) 3,241 50
Perella Weinberg Partners 44,713 315
Popular, Inc. 31,311 2,432
Postal Realty Trust, Inc. Class A (ö) 61,203 1,033
Potlatch Corp. (ö) 43,560 2,136
Preferred Bank 5,110 371
Primerica, Inc. 8,016 1,032
Progyny , Inc. (Æ) 93,747 2,862
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Provident Financial Services, Inc. 16,449 401
Radian Group, Inc. 51,019 1,141
Raymond James Financial, Inc. 32,853 3,235
Rayonier, Inc. (ö) 11,791 445
Reinsurance Group of America, Inc. Class A 19,449 2,252
Retail Value, Inc. (ö) 202,332 28
Rexford Industrial Realty, Inc. (ö) 14,979 980
RLJ Lodging Trust (ö) 30,482 381
RMR Group, Inc. (The) Class A 2,668 77
Ryman Hospitality Properties, Inc. (Æ)(ö) 5,594 495
Sandy Spring Bancorp, Inc. 5,719 236
Security National Financial Corp. Class A (Æ) 13,390 104
Selective Insurance Group, Inc. 41,173 3,206
Seritage Growth Properties (Æ)(ö) 31,887 383
Signature Bank 8,189 1,520
Simmons First National Corp. Class A 39,362 935
SLM Corp. 75,562 1,179
SmartFinancial , Inc. 15,375 404
South Plains Financial, Inc. 7,492 198
Southern First Bancshares, Inc. (Æ) 13,265 594
Southern Missouri Bancorp, Inc. 17,233 930
SouthState Corp. 14,455 1,225
St. Joe Co. (The) 28,774 1,209
Starwood Property Trust, Inc. (ö) 153,304 3,621
Stifel Financial Corp. 6,723 402
Summit Financial Group, Inc. 24,989 762
Sun Communities, Inc. (ö) 13,480 2,210
SVB Financial Group (Æ) 9,883 3,988
Synovus Financial Corp. 33,737 1,362
Terreno Realty Corp. (ö) 17,083 1,070
Texas Capital Bancshares, Inc. (Æ) 28,980 1,699
Timberland Bancorp, Inc. 9,941 255
Tradeweb Markets, Inc. Class A 22,966 1,620
Triumph Bancorp, Inc. (Æ) 6,648 483
Trupanion , Inc. (Æ)(Ñ) 4,390 277
UMB Financial Corp. 6,975 631
Umpqua Holdings Corp. 46,838 825
United Bankshares , Inc. 8,758 339
United Community Banks, Inc. 20,570 700
Unity Bancorp, Inc. 13,427 376
Unum Group 41,015 1,320
Valley National Bancorp 108,446 1,268
Veritex Holdings, Inc. 21,695 671
Virtus Investment Partners, Inc. 1,898 392
Voya Financial, Inc. 70,855 4,263
Walker & Dunlop, Inc. 6,326 713
Webster Financial Corp. 50,085 2,326
Western Alliance Bancorp 14,653 1,119
Wintrust Financial Corp. 3,628 312
World Acceptance Corp. (Æ)(Ñ) 5,306 588
WR Berkley Corp. 8,619 539
WSFS Financial Corp. 8,031 383
248,853
Health Care - 12.1%
Acadia Healthcare Co., Inc. (Æ) 5,395 447
Addus HomeCare Corp. (Æ) 22,002 2,042
Adicet Bio, Inc. (Æ) 55,035 930
Aduro Biotech Holdings, Inc. (Æ)(Š) 15,391 —
agilon health, Inc. (Æ) 35,681 893

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 71
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Align Technology, Inc. (Æ) 9,207 2,587
Alkermes PLC (Æ) 7,503 192
Alnylam Pharmaceuticals, Inc. (Æ) 2,931 416
ALX Oncology Holdings, Inc. (Æ)(Ñ) 40,813 395
AMN Healthcare Services, Inc. (Æ) 61,156 6,876
Anavex Life Sciences Corp. (Æ) 41,007 421
Apellis Pharmaceuticals, Inc. (Æ) 7,288 410
Apyx Medical Corp. (Æ) 71,383 675
Argenx SE
-
ADR (Æ) 9,265 3,374
Arrowhead Pharmaceuticals, Inc. (Æ) 49,259 2,095
Arvinas , Inc. (Æ) 29,260 1,554
Ascendis Pharma A/S
-
ADR (Æ) 9,041 773
Avid Bioservices , Inc. (Æ) 21,940 431
Beam Therapeutics, Inc. (Æ) 25,292 1,593
Biohaven Pharmaceutical Holding Co.,
Ltd. (Æ) 17,453 2,549
Bio-Rad Laboratories, Inc. Class A (Æ) 2,258 1,272
Blueprint Medicines Corp. (Æ) 5,203 266
BridgeBio Pharma, Inc. (Æ) 41,062 356
Brookdale Senior Living, Inc. Class A (Æ) 63,226 305
Cassava Sciences, Inc. (Æ)(Ñ) 7,295 119
Catalyst Pharmaceuticals, Inc. (Æ) 339,480 3,476
Centene Corp. (Æ) 29,692 2,760
Certara , Inc. (Æ) 41,087 945
Change Healthcare, Inc. (Æ) 144,248 3,501
Charles River Laboratories International,
Inc. (Æ) 9,822 2,461
Chemed Corp. 4,876 2,346
Chinook Therapeutics, Inc. (Æ) 15,391 285
Consensus Cloud Solutions, Inc. (Æ) 43,710 2,362
Cooper Cos., Inc. (The) 2,058 673
CorVel Corp. (Æ) 11,987 1,977
Curis , Inc. (Æ)(Ñ) 351,466 346
Cytokinetics, Inc. (Æ) 58,733 2,486
Denali Therapeutics, Inc. (Æ) 17,022 579
DexCom , Inc. (Æ) 9,320 765
Doximity , Inc. Class A (Æ) 38,000 1,608
Dynavax Technologies Corp. (Æ) 22,760 327
Encompass Health Corp. (Æ) 95,089 4,813
Enhabit , Inc. (Æ) 4,042 71
Ensign Group, Inc. (The) 29,828 2,377
Envista Holdings Corp. (Æ) 34,355 1,397
Evolus , Inc. (Æ) 91,847 1,132
Exact Sciences Corp. (Æ) 8,202 370
EyePoint Pharmaceuticals, Inc. (Æ) 28,303 258
F-Star Therapeutics, Inc. (Æ) 123,608 797
Globus Medical, Inc. Class A (Æ) 6,568 385
Haemonetics Corp. (Æ) 20,950 1,456
Halozyme Therapeutics, Inc. (Æ) 27,140 1,327
Henry Schein, Inc. (Æ) 25,524 2,012
Horizon Therapeutics PLC (Æ) 24,512 2,034
Icon PLC (Æ) 21,600 5,211
Inhibrx , Inc. (Æ)(Ñ) 87,180 1,512
Innoviva , Inc. (Æ) 27,555 395
Integra LifeSciences Holdings Corp. (Æ) 36,169 1,991
Intellia Therapeutics, Inc. (Æ) 16,364 1,060
Ionis Pharmaceuticals, Inc. (Æ) 7,245 272
Jazz Pharmaceuticals PLC (Æ) 9,553 1,491
Kura Oncology, Inc. (Æ) 29,204 447
Laboratory Corp. of America Holdings 6,706 1,758
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
LeMaitre Vascular, Inc. 64,776 3,261
Lexicon Pharmaceuticals, Inc. (Æ) 193,087 460
LHC Group, Inc. (Æ) 24,276 3,958
Ligand Pharmaceuticals, Inc. Class B (Æ) 9,008 829
Medpace Holdings, Inc. (Æ) 7,207 1,222
Mirati Therapeutics, Inc. (Æ) 463 30
Moderna , Inc. (Æ) 1,559 256
Molina Healthcare, Inc. (Æ) 4,848 1,589
Myriad Genetics, Inc. (Æ) 41,162 1,086
NeoGenomics , Inc. (Æ) 18,168 184
Neurocrine Biosciences, Inc. (Æ) 4,647 437
Omnicell , Inc. (Æ) 20,096 2,213
Oranogenesis Holdings, Inc. (Æ) 10,901 63
Organon & Co. 77,224 2,450
Owens & Minor, Inc. 11,596 411
Pennant Group, Inc. (The) (Æ) 22,807 304
Perrigo Co. PLC 112,952 4,729
Pliant Therapeutics, Inc. (Æ) 151,112 2,625
Prestige Brands Holdings, Inc. (Æ) 7,856 474
Prometheus Biosciences, Inc. (Æ) 10,941 467
Protagonist Therapeutics, Inc. (Æ) 64,838 645
Provention Bio, Inc. (Æ)(Ñ) 67,333 257
PTC Therapeutics, Inc. (Æ) 35,411 1,542
Quest Diagnostics, Inc. 7,338 1,002
Recursion Pharmaceuticals, Inc. Class A (Æ) 61,080 517
Repligen Corp. (Æ) 14,348 3,061
ResMed , Inc. 5,478 1,318
Rocket Pharmaceuticals, Inc. (Æ) 40,332 585
Sarepta Therapeutics, Inc. (Æ) 13,002 1,209
Schrodinger, Inc. (Æ) 67,346 2,108
Seagen , Inc. (Æ) 4,553 819
ShockWave Medical, Inc. (Æ) 1,709 360
SpringWorks Therapeutics, Inc. (Æ) 20,490 612
STERIS PLC 18,770 4,235
Supernus Pharmaceuticals, Inc. (Æ) 35,330 1,122
Syneos Health, Inc. Class A (Æ) 69,423 5,494
Twist Bioscience Corp. (Æ) 14,259 624
United Therapeutics Corp. (Æ) 6,527 1,508
US Physical Therapy, Inc. 19,081 2,476
Utah Medical Products, Inc. 12,090 1,104
Veeva Systems, Inc. Class A (Æ) 6,119 1,368
Vericel Corp. (Æ) 53,967 1,756
West Pharmaceutical Services, Inc. 14,698 5,050
Xencor , Inc. (Æ) 30,848 885
Xenon Pharmaceuticals, Inc. (Æ) 16,514 547
ZAGG, Inc. (Æ)(Š) 48,332 4
Zai Lab, Ltd.
-
ADR (Æ) 15,740 638
Zentalis Pharmaceuticals, Inc. (Æ) 18,281 534
Zinvie , Inc. (Æ) 118,568 2,303
161,165
Materials and Processing - 9.3%
AAON, Inc. 11,226 675
Acuity Brands, Inc. 2,856 521
Advanced Drainage Systems, Inc. 10,257 1,216
AdvanSix , Inc. 27,650 1,086
Albemarle Corp. 5,736 1,401
Alcoa Corp. 35,025 1,782
American Woodmark Corp. (Æ) 6,243 314
Arconic Corp. (Æ) 33,412 1,009

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
72 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ashland Global Holdings, Inc. 40,024 4,021
Avient Corp. (Æ) 7,371 318
Axalta Coating Systems, Ltd. (Æ) 107,425 2,709
Balchem Corp. 20,807 2,825
Beacon Roofing Supply, Inc. (Æ) 9,638 578
Belden, Inc. 5,651 366
Berry Plastics Group, Inc. (Æ) 101 6
Builders FirstSource , Inc. (Æ) 11,757 799
Caesarstone , Ltd. 27,815 250
Century Aluminum Co. (Æ) 97,965 773
CF Industries Holdings, Inc. 5,180 495
Cleveland-Cliffs, Inc. (Æ) 46,373 821
Comfort Systems USA, Inc. 8,542 903
Commercial Metals Co. 77,975 3,089
Crown Holdings, Inc. 12,014 1,222
Eagle Materials, Inc. 17,343 2,193
Element Solutions, Inc. (Æ) 193,836 3,830
FMC Corp. 25,966 2,885
Fortitude Gold Corp. 63,468 384
GCP Applied Technologies, Inc. (Æ) 2,986 94
HB Fuller Co. 3,985 256
Hexcel Corp. 8,499 514
Huntsman Corp. 21,662 627
IAA, Inc. (Æ) 75,290 2,841
Ingevity Corp. (Æ) 26,791 1,798
Innospec , Inc. 4,161 424
International Paper Co. 20,478 876
Intrepid Potash, Inc. (Æ) 20,193 921
ITT, Inc. 67,198 5,042
JELD-WEN Holding, Inc. (Æ) 57,850 1,029
Kaiser Aluminum Corp. 18,586 1,408
KAR Auction Services, Inc. (Æ) 215,249 3,681
Koppers Holdings, Inc. 14,523 342
Lawson Products, Inc. (Æ) 18,372 911
Lennox International, Inc. 28,446 6,814
Leslie's, Inc. (Æ)(Ñ) 52,647 798
Masco Corp. 32,923 1,823
MDU Resources Group, Inc. 152,739 4,364
Minerals Technologies, Inc. 16,922 1,131
Modine Manufacturing Co. (Æ) 216,222 2,837
Mosaic Co. (The) 41,068 2,163
MRC Global, Inc. (Æ) 31,956 371
NL Industries, Inc. 39,297 367
NN, Inc. (Æ) 51,714 150
Olin Corp. 23,277 1,217
Olympic Steel, Inc. 22,978 683
Orion Engineered Carbons SA 36,892 638
Osisko Gold Royalties, Ltd. 85,144 890
Owens Corning 10,132 940
Packaging Corp. of America 4,726 664
PGT Innovations, Inc. (Æ) 32,596 714
Quaker Chemical Corp. 6,825 1,107
RBC Bearings, Inc. (Æ) 6,534 1,542
Reliance Steel & Aluminum Co. 4,945 941
Resideo Technologies, Inc. (Æ) 79,689 1,794
Rogers Corp. (Æ) 5,869 1,580
Royal Gold, Inc. 1,890 198
RPM International, Inc. 6,601 597
Schweitzer-Mauduit International, Inc. 141,367 3,089
Sealed Air Corp. 10,109 618
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sensient Technologies Corp. 12,567 1,080
Silgan Holdings, Inc. 130,449 5,805
SiteOne Landscape Supply, Inc. (Æ) 13,147 1,832
Sonoco Products Co. 20,302 1,289
Steel Dynamics, Inc. 20,453 1,593
Sylvamo Corp. 36,946 1,450
Terminix Global Holdings, Inc. (Æ) 30,911 1,382
Timken Co. (The) 7,696 503
TimkenSteel Corp. (Æ) 22,790 462
Trex Co., Inc. (Æ) 25,502 1,645
Trinseo PLC 18,283 654
UFP Industries, Inc. (Æ) 32,364 2,984
United States Steel Corp. 41,620 984
Valhi, Inc. 11,513 588
Valmont Industries, Inc. 2,427 659
Valvoline, Inc. 46,246 1,490
Vulcan Materials Co. 12,507 2,068
Watsco , Inc. 4,901 1,343
Westlake Chemical Corp. 6,173 601
Worthington Industries, Inc. 9,630 493
124,170
Producer Durables - 15.8%
AAR Corp. (Æ) 11,205 499
Aaron's Co., Inc. (The) 13,189 172
ABM Industries, Inc. 15,844 710
ACCO Brands Corp. 68,097 488
ADT, Inc. 233,930 1,708
AECOM 40,397 2,909
Alamo Group, Inc. 5,697 737
Alarm.com Holdings, Inc. (Æ) 75,806 5,365
Allison Transmission Holdings, Inc. Class A 13,732 575
Alta Equipment Group, Inc. (Æ) 66,347 746
Altra Industrial Motion Corp. 10,334 431
AO Smith Corp. 39,236 2,482
Applied Industrial Technologies, Inc. 4,001 402
ArcBest Corp. 26,835 2,378
Arcosa , Inc. 56,105 2,893
Atlas Air Worldwide Holdings, Inc. (Æ) 22,222 1,682
Avalara, Inc. (Æ) 17,089 1,494
Avery Dennison Corp. 4,784 911
AZZ, Inc. 4,573 195
Badger Meter, Inc. 12,047 1,159
Barnes Group, Inc. 26,877 909
Booz Allen Hamilton Holding Corp. Class A 17,034 1,635
Brady Corp. Class A 44,653 2,137
Brink's Co. (The) 1,241 71
BWX Technologies, Inc. Class W (Æ) 85,237 4,831
Carlisle Cos., Inc. 3,317 982
CH Robinson Worldwide, Inc. 4,297 476
Chart Industries, Inc. (Æ) 6,668 1,301
CIRCOR International, Inc. (Æ) 14,895 259
Construction Partners, Inc. Class A (Æ) 68,412 1,627
Costamare , Inc. 25,127 295
CoStar Group, Inc. (Æ) 44,390 3,222
CyberOptics Corp. (Æ) 16,048 653
Darling Ingredients, Inc. (Æ) 18,201 1,261
Deluxe Corp. 68,522 1,723
Donaldson Co., Inc. 15,962 868
Dorian LPG, Ltd. 46,650 752

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 73
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ducommun, Inc. (Æ) 5,071 240
DXP Enterprises, Inc. (Æ) 10,162 345
Dycom Industries, Inc. (Æ) 11,879 1,225
Eagle Bulk Shipping, Inc. 714 38
EMCOR Group, Inc. 2,714 316
Encore Wire Corp. 5,691 788
EnerSys 17,784 1,172
EnPro Industries, Inc. 10,599 991
Esab Corp. 49,905 2,057
ESCO Technologies, Inc. 24,586 1,907
Euronav NV (Ñ) 47,821 648
Euronet Worldwide, Inc. (Æ) 22,332 2,195
ExlService Holdings, Inc. (Æ) 7,205 1,213
Exponent, Inc. 10,275 1,033
Flowserve Corp. 197,164 6,672
Fluor Corp. (Æ) 37,800 960
Forward Air Corp. 3,832 402
Fox Factory Holding Corp. (Æ) 38,279 3,623
Franklin Electric Co., Inc. 24,410 2,217
Frontdoor , Inc. (Æ) 22,896 613
FTI Consulting, Inc. (Æ) 11,768 1,925
Gates Industrial Corp. PLC (Æ) 17,821 219
Generac Holdings, Inc. (Æ) 6,593 1,769
Gentex Corp. 12,980 366
GFL Environmental, Inc. 1,734 48
Graco , Inc. 4,371 294
Granite Construction, Inc. 19,483 583
Green Dot Corp. Class A (Æ) 2,173 61
Greenbrier Cos., Inc. 6,068 193
GXO Logistics, Inc. (Æ) 52,436 2,517
H&E Equipment Services, Inc. 20,683 739
Hawaiian Holdings, Inc. (Æ) 36,899 552
HealthEquity , Inc. (Æ) 27,169 1,580
HEICO Corp. 18,810 2,967
Hertz Global Holdings, Inc. (Æ) 7,337 910
Hillman Solutions Corp. (Æ) 69,495 719
HNI Corp. 4,655 164
Howmet Aerospace, Inc. 66,445 2,467
Huntington Ingalls Industries, Inc. 3,147 682
IDEX Corp. 2,046 427
Information Services Group, Inc. 259,729 1,938
Insperity , Inc. 11,342 1,245
International Seaways, Inc. 1 —
Jacobs Engineering Group, Inc. 8,389 1,152
Kaman Corp. Class A 4,396 135
Kennametal, Inc. 11,296 303
Keysight Technologies, Inc. (Æ) 14,446 2,349
Kimball International, Inc. Class B 127,511 1,044
Knight-Swift Transportation Holdings,
Inc. (Æ) 9,433 518
Lamb Weston Holdings, Inc. 77,367 6,163
Landstar System, Inc. 6,047 947
Littelfuse , Inc. 13,199 3,681
Luxfer Holdings PLC
-
ADR 129,362 2,114
MarketAxess Holdings, Inc. 4,289 1,161
MasTec , Inc. (Æ) 21,130 1,668
Maximus, Inc. 23,374 1,563
Mayville Engineering Co., Inc. (Æ) 14,247 102
Middleby Corp. (Æ) 8,536 1,235
MillerKnoll , Inc. 72,625 2,187
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Mistras Group, Inc. (Æ) 38,302 236
Montrose Environmental Group, Inc. (Æ) 43,589 1,749
Moog, Inc. Class A 2,336 200
Morningstar, Inc. 3,595 918
MSC Industrial Direct Co., Inc. Class A 4,816 398
Murphy USA, Inc. 1,877 534
MYR Group, Inc. (Æ) 11,935 1,137
Nordson Corp. 6,859 1,584
NV5 Global, Inc. (Æ) 30,811 4,178
Oshkosh Corp. 3,167 273
Paylocity Holding Corp. (Æ) 25,836 5,320
Pentair PLC 13,065 639
PROG Holdings, Inc. (Æ) 5,676 105
Proto Labs, Inc. (Æ) 8,132 398
Quanta Services, Inc. 41,291 5,728
R1 RCM, Inc. (Æ) 6,797 170
Regal Rexnord Corp. 9,258 1,243
Repay Holdings Corp. (Æ) 87,362 1,171
Robert Half International, Inc. 4,436 351
Rush Enterprises, Inc. Class A 47,322 2,280
Ryder System, Inc. 13,972 1,094
Ryerson Holding Corp. 31,214 855
Saia, Inc. (Æ) 16,739 3,981
Schneider National, Inc. Class B 9,335 236
SHYFT Group, Inc. (The) (Æ) 49,982 1,297
Smith & Wesson Brands, Inc. (Æ) 21,346 311
Snap-on, Inc. 3,029 679
Southwest Gas Holdings, Inc. 1,313 114
Spirit Airlines, Inc. (Æ)(Ñ) 48,491 1,201
SPX Corp. (Æ) 51,202 3,028
Steelcase, Inc. Class A 14,798 165
Stericycle, Inc. (Æ) 26,015 1,219
Sterling Construction Co., Inc. (Æ) 21,014 540
Teledyne Technologies, Inc. (Æ) 2,321 908
Tennant Co. 11,719 785
Terex Corp. 16,159 541
Tetra Tech, Inc. 18,947 2,904
Textainer Group Holdings, Ltd. 16,226 551
Textron, Inc. 11,075 727
Thermon Group Holdings, Inc. (Æ) 79,805 1,243
Tidewater, Inc. (Æ) 10,522 232
TopBuild Corp. (Æ) 4,653 985
Toro Co. (The) 9,787 842
Travel + Leisure Co. (Æ) 64,305 2,772
TreeHouse Foods, Inc. (Æ) 11,231 488
Trimble Navigation, Ltd. (Æ) 59,608 4,139
Trinity Industries, Inc. 12,447 323
UniFirst Corp. 7,894 1,546
United Rentals, Inc. (Æ) 7,327 2,364
Vectrus , Inc. (Æ) 44,589 1,482
Vontier Corp. 83,727 2,160
Wabash National Corp. 27,235 492
Watts Water Technologies, Inc. Class A 4,528 625
WESCO International, Inc. (Æ) 32,566 4,163
Westinghouse Air Brake Technologies Corp. 15,241 1,425
WNS Holdings, Ltd.
-
ADR (Æ) 23,159 2,008
Woodward, Inc. 3,460 362
XPO Logistics, Inc. (Æ) 64,340 3,844
Yellow Corp. (Æ) 16,203 78

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
74 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zebra Technologies Corp. Class A (Æ) 2,359 844
210,445
Technology - 15.2%
ACI Worldwide, Inc. (Æ) 104,606 2,984
Adtran Holdings, Inc. 37,244 897
Advanced Micro Devices, Inc. (Æ) 10,126 957
Alight, Inc. Class A (Æ) 95,237 718
Alpha & Omega Semiconductor, Ltd. (Æ) 12,831 539
Altair Engineering, Inc. Class A (Æ) 41,835 2,464
American Software, Inc. Class A 30,949 553
Appfolio , Inc. Class A (Æ) 11,704 1,192
Arista Networks, Inc. (Æ) 9,572 1,116
Arlo Technologies, Inc. (Æ) 140,997 991
Arrow Electronics, Inc. (Æ) 3,680 472
AudioCodes , Ltd. 44,415 1,079
Avnet, Inc. 13,838 662
Azenta , Inc. 24,477 1,671
BigCommerce Holdings, Inc. (Æ) 22,688 355
Bill.com Holdings, Inc. (Æ) 11,100 1,499
Bio Techne Corp. (Æ) 18,458 7,111
Black Knight, Inc. (Æ) 46,249 3,038
Blackline, Inc. (Æ) 34,323 2,170
Box, Inc. Class A (Æ) 91,479 2,602
Broadridge Financial Solutions, Inc. 6,755 1,085
Bumble, Inc. Class A (Æ) 72,567 2,752
CACI International, Inc. Class A (Æ) 11,126 3,363
Calix, Inc. (Æ) 8,224 469
Cars.com, Inc. (Æ) 31,837 374
CCC Intelligent Solutions Holdings, Inc. (Æ)
(Ñ) 122,147 1,220
ChannelAdvisor Corp. (Æ) 106,640 1,572
Cognex Corp. 20,654 1,053
Cohu , Inc. (Æ) 5,969 171
Concentrix Corp. 12,965 1,734
Daily Journal Corp. (Æ) 3,316 896
Descartes Systems Group, Inc. (The) (Æ) 60,214 4,157
DigitalBridge Group, Inc. (Æ) 132,982 729
DigitalOcean Holdings, Inc. (Æ) 7,816 320
Diodes, Inc. (Æ) 27,037 2,200
Dolby Laboratories, Inc. Class A 32,834 2,541
Donnelley Financial Solutions, Inc. (Æ) 22,618 769
DoubleVerify Holdings, Inc. (Æ) 47,648 1,093
Duck Creek Technologies, Inc. (Æ) 68,535 946
DXC Technology Co. (Æ) 32,151 1,016
Dynatrace , Inc. (Æ) 31,297 1,178
Elastic NV (Æ) 9,851 787
Endava PLC
-
ADR (Æ) 15,733 1,605
Enovis Corp. (Æ) 61,760 3,688
Entegris , Inc. 40,555 4,457
Envestnet , Inc. (Æ) 54,111 3,153
EPAM Systems, Inc. (Æ) 11,662 4,073
Etsy, Inc. (Æ) 9,639 1,000
Evolent Health, Inc. Class A (Æ) 37,963 1,290
Fabrinet (Æ) 5,341 513
Fair Isaac Corp. (Æ) 10,245 4,733
Five9, Inc. (Æ) 32,967 3,564
Fortinet, Inc. (Æ) 38,935 2,322
Gartner, Inc. (Æ) 3,010 799
Genpact , Ltd. 66,410 3,193
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Globant SA (Æ) 11,905 2,372
GoDaddy , Inc. Class A (Æ) 34,317 2,546
Guidewire Software, Inc. (Æ) 24,715 1,921
Ichor Holdings, Ltd. (Æ) 11,054 346
IDT Corp. Class B (Æ) 2,325 61
II-VI, Inc. (Æ) 8,024 422
InterDigital , Inc. 5,524 339
IPG Photonics Corp. (Æ) 1,991 212
iRobot Corp. (Æ)(Ñ) 5,884 271
Jabil Circuit, Inc. 6,244 371
Jack Henry & Associates, Inc. 4,879 1,014
Kimball Electronics, Inc. (Æ) 20,531 452
Kulicke & Soffa Industries, Inc. (Ñ) 96,282 4,633
Lattice Semiconductor Corp. (Æ) 11,676 718
Leidos Holdings, Inc. 23,380 2,502
LENSAR, Inc. (Æ) 13,457 85
Lumentum Holdings, Inc. Class E (Æ) 2,734 247
MACOM Technology Solutions Holdings,
Inc. (Æ) 5,670 329
ManTech International Corp. Class A 27,700 2,654
MongoDB, Inc. (Æ) 4,930 1,540
Monolithic Power Systems, Inc. 12,574 5,843
NAPCO Security Technologies, Inc. (Æ) 1,284 33
NCR Corp. (Æ) 92,581 3,004
NeoPhotonics Corp. (Æ) 39,939 639
NetApp, Inc. 19,161 1,367
NETGEAR, Inc. (Æ) 12,951 334
Nice, Ltd.
-
ADR (Æ) 16,965 3,631
Olo , Inc. Class A (Æ)(Ñ) 166,540 1,784
ON Semiconductor Corp. (Æ) 23,434 1,565
Open Text Corp. 22,238 910
Paycom Software, Inc. (Æ) 560 185
PDF Solutions, Inc. (Æ) 27,305 737
Photronics , Inc. (Æ) 34,924 832
Playtika Holding Corp. (Æ) 49,856 612
Plexus Corp. (Æ) 29,571 2,778
Power Integrations, Inc. 15,546 1,322
Progress Software Corp. 36,263 1,703
PTC, Inc. (Æ) 24,074 2,970
Pure Storage, Inc. Class A (Æ) 36,189 1,026
Qualys , Inc. (Æ) 54,157 6,624
Quantum Corp. (Æ) 452,622 837
Rambus, Inc. (Æ) 18,176 459
Roku, Inc. (Æ) 2,979 195
Sanmina Corp. (Æ) 5,603 258
ScanSource , Inc. (Æ) 13,149 420
Semtech Corp. (Æ) 11,022 687
Shutterstock , Inc. 20,281 1,146
Silicon Motion Technology Corp.
-
ADR 63,242 5,395
Simulations Plus, Inc. (Ñ) 16,355 1,049
Skyworks Solutions, Inc. 42,080 4,582
Smartsheet , Inc. Class A (Æ) 758 23
SPS Commerce, Inc. (Æ) 36,339 4,352
Super Micro Computer, Inc. (Æ) 108,740 5,873
Switch, Inc. Class A 33,625 1,137
Synaptics , Inc. (Æ) 4,969 720
SYNNEX Corp. 7,146 718
Take-Two Interactive Software, Inc. (Æ) 5,769 766
Teradata Corp. (Æ) 14,292 547
Thoughtworks Holding, Inc. (Æ) 75,914 1,189

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 75
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Thryv Holdings, Inc. (Æ) 24,654 600
Tower Semiconductor, Ltd. (Æ) 21,940 1,050
Trade Desk, Inc. (The) Class A (Æ) 5,340 240
TTEC Holdings, Inc. 36,662 2,683
TTM Technologies, Inc. (Æ) 22,640 306
Tyler Technologies, Inc. (Æ) 7,071 2,821
Unisys Corp. (Æ) 24,113 331
Universal Display Corp. 2,354 272
Upland Software, Inc. (Æ) 34,385 389
Verint Systems, Inc. (Æ) 86,453 3,948
Wolfspeed , Inc. (Æ) 12,780 1,065
202,877
Utilities - 3.7%
Algonquin Power & Utilities Corp. (Ñ) 83,868 1,173
ALLETE, Inc. 30,731 1,908
Alliant Energy Corp. 6,259 381
American States Water Co. 15,862 1,383
American Water Works Co., Inc. 9,200 1,430
Black Hills Corp. 25,598 1,976
Chesapeake Energy Corp. 11,697 1,102
CMS Energy Corp. 31,381 2,157
Cogent Communications Holdings, Inc. 20,249 1,292
Consolidated Communications Holdings,
Inc. (Æ) 19,743 130
Constellation Energy Corp. 21,683 1,433
DT Midstream, Inc. 102,465 5,639
Earthstone Energy, Inc. Class A (Æ) 52,676 748
Essential Utilities, Inc. 10,235 532
Iridium Communications, Inc. (Æ) 47,158 2,108
National Fuel Gas Co. 43,758 3,165
NextDecade Corp. (Æ)(Ñ) 57,568 407
Northern Oil and Gas, Inc. 33,070 953
NorthWestern Corp. 20,776 1,152
NRG Energy, Inc. 12,049 455
Oasis Petroleum, Inc. 3,004 385
Ovintiv , Inc. 29,505 1,507
Rattler Midstream, LP 130,355 1,872
RGC Resources, Inc. 16,207 328
Sitio Royalties Corp. 3,071 91
Talos Energy, Inc. (Æ) 40,238 763
UGI Corp. 36,317 1,567
Viper Energy Partners, LP 112,566 3,460
Vistra Corp. 75,333 1,947
Ziff Davis, Inc. (Æ) 87,678 7,180
48,624
Total Common Stocks
(cost $786,775) 1,290,429
Preferred Stocks - 0.0%
Consumer Staples - 0.0%
Qurate Retail, Inc.
8.000% due 03/15/31 4,783
253
Producer Durables - 0.0%
WESCO International, Inc.
10.625% due 06/22/25 ( ¢ ) 3,454
97
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Preferred Stocks
(cost $459) 350
Warrants and Rights - 0.0%
Nabors Industries, Inc. (Ñ) ( Æ )
2026  Warrants 3,926 130
Total Warrants and Rights
(cost $—) 130
Short-Term Investments - 2.7%
U.S. Cash Management Fund(@) 35,641,140
(∞)
35,627
Total Short-Term Investments
(cost $35,628) 35,627
Other Securities - 1.4%
U.S. Cash Collateral Fund(@)(×) 18,812,259
(∞)
18,812
Total Other Securities
(cost $18,812) 18,812
Total Investments - 101.0%
(identified cost $841,674) 1,345,348
Other Assets and Liabilities, Net
- (1.0)%
(13,695)
Net Assets - 100.0%
1,331,653

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
76 Tax-Managed U.S. Mid & Small Cap Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 376 USD 35,444 09/22 2,494
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts 2,494
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 198,291 $ — $ —
$ —
$ 198,291
Consumer Staples 33,502 — —
—
33,502
Energy 62,502 — —
—
62,502
Financial Services 248,853 — —
—
248,853
Health Care 161,161 — 4
—
161,165
Materials and Processing 124,170 — —
—
124,170
Producer Durables 210,445 — —
—
210,445
Technology 202,877 — —
—
202,877
Utilities 48,624 — —
—
48,624
Preferred Stocks 350 — — — 350
Warrants and Rights 130 — — — 130
Short-Term Investments — — — 35,627 35,627
Other Securities — — — 18,812 18,812
Total Investments
1,290,905 — 4 54,439 1,345,348
Other Financial Instruments
Assets
Futures Contracts 2,494 — — — 2,494
Total Other Financial Instruments
*
$ 2,494 $ — $ — $ — $ 2,494
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2022, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2022, were less than 1% of net assets.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 77
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.5%
Argentina - 0.5%
MercadoLibre, Inc.(Æ) 16,014 13,031
Australia - 1.4%
Alumina, Ltd. 51,555 56
Aristocrat Leisure, Ltd. 55,512 1,377
ASX, Ltd. - ADR 20,687 1,282
Australia & New Zealand Banking
Group, Ltd. - ADR 87,929 1,413
BHP Group, Ltd. 45,180 1,244
BHP Group, Ltd. - ADR 14,029 386
BlueScope Steel, Ltd. 97,862 1,139
Cochlear, Ltd. 1,316 197
Commonwealth Bank of Australia - ADR 76,958 5,443
CSL, Ltd. 10,535 2,140
Endeavour Group, Ltd. 28,891 160
Glencore PLC 1,083,840 6,126
Lottery Corp., Ltd (The)(Æ) 246,339 784
Macquarie Group, Ltd. 14,756 1,871
Medibank Pvt, Ltd. 287,646 687
National Australia Bank, Ltd. - ADR 137,960 2,956
Newcrest Mining, Ltd. 56,831 773
Origin Energy, Ltd. 102,122 424
Ramsay Health Care, Ltd. 35,720 1,751
Rio Tinto, Ltd. - ADR 7,211 494
Santos, Ltd. 84,190 433
South32, Ltd. Class B 533,311 1,424
Tabcorp Holdings, Ltd. 246,339 170
Telstra Corp., Ltd. 375,703 1,023
Transurban Group - ADR(Æ) 37,897 385
Wesfarmers, Ltd.(Æ) 16,128 526
Westpac Banking Corp. 82,874 1,248
Woodside Energy Group, Ltd. 2,535 57
Woodside Energy Group, Ltd.(Æ) 14,842 336
Woolworths Group, Ltd. 63,695 1,673
37,978
Austria - 0.3%
Erste Group Bank AG 181,358 4,593
Mondi PLC 39,820 757
OMV AB 28,498 1,209
Voestalpine AG 14,152 317
6,876
Belgium - 0.1%
Ageas SA 51,538 2,246
Anheuser-Busch InBev SA 2,133 114
Solvay SA 1,603 141
UCB SA 18,878 1,477
3,978
Bermuda - 0.0%
VEON, Ltd.(Æ) 404,144 196
Brazil - 1.4%
Ambev SA 2,483,976 7,167
Americanas SA(Æ) 54,311 147
Atacadao SA 965,198 3,475
B3 SA - Brasil Bolsa Balcao 780,580 1,673
BB Seguridade Participacoes SA 183,207 1,026
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Centrais Eletricas Brasileiras SA 596,709 5,283
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 586,549 5,064
Cosan SA 173,116 625
Equatorial Energia SA 281,115 1,348
Hapvida Participacoes e Investimentos
SA(Þ) 5,432,667 6,468
Hypera SA(Æ) 31,472 259
Minerva SA 676,090 1,712
Petroleo Brasileiro SA - ADR 12,452 173
Rumo SA 180,554 612
Telefonica Brasil SA 255,321 2,201
TIM SA(Æ) 73,977 180
Ultrapar Participacoes SA 544,610 1,336
Vale SA 21,274 287
39,036
Burkina Faso - 0.1%
Endeavour Mining PLC 175,459 3,431
Canada - 5.0%
Air Canada Class B(Æ) 1,477 20
Algonquin Power & Utilities Corp. 2,714 38
Alimentation Couche-Tard, Inc. 67,026 2,994
ARC Resources, Ltd. 134,430 1,885
Atco, Ltd. Class I 8,214 304
Bank of Montreal 20,360 2,030
Bank of Nova Scotia (The) 41,668 2,538
Barrick Gold Corp. 183,037 2,884
BCE, Inc. 7,578 383
Brookfield Asset Management, Inc.
Class A 17,037 845
CAE, Inc.(Æ) 457,148 12,096
Cameco Corp. Class A 74,549 1,921
Canadian Apartment Properties(ö) 19,742 748
Canadian Imperial Bank of Commerce 14,475 732
Canadian National Railway Co. 98,450 12,473
Canadian Natural Resources, Ltd. 14,136 781
Canadian Pacific Railway, Ltd. 38,547 3,039
Canadian Tire Corp., Ltd. Class A 6,651 854
CCL Industries, Inc. Class B 27,234 1,368
Celestica, Inc.(Æ) 5,142 54
Cenovus Energy, Inc. 158,385 3,018
CGI Group, Inc.(Æ) 54,604 4,682
Constellation Software, Inc. 615 1,046
Dollarama, Inc. 87,191 5,284
Fairfax Financial Holdings, Ltd. 2,865 1,543
First Quantum Minerals, Ltd. 875,859 16,006
Fortis, Inc. 23,359 1,103
George Weston, Ltd. 6,616 790
Hydro One, Ltd.(Þ) 32,728 914
iA Financial Corp., Inc. 14,976 824
Imperial Oil, Ltd. 32,973 1,580
Intact Financial Corp. 12,675 1,887
Ivanhoe Mines, Ltd. Class A(Æ) 583,639 3,628
Kinross Gold Corp. 351,381 1,198
Loblaw Cos., Ltd. 22,866 2,082
Magna International, Inc. Class A 22,491 1,436
Metro, Inc. Class A 24,071 1,333
National Bank of Canada 10,700 751

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
78 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nutrien, Ltd. 17,662 1,512
Open Text Corp. 7,239 296
Parex Resources, Inc. 98,462 1,833
Pembina Pipeline Corp. 10,204 390
Rogers Communications, Inc. Class B 16,168 743
Royal Bank of Canada - GDR 60,941 5,942
Shaw Communications, Inc. Class B 14,357 388
Stantec, Inc. 73,864 3,645
Sun Life Financial, Inc. 103,828 4,821
Suncor Energy, Inc. 60,180 2,042
TC Energy Corp.(Æ) 62,088 3,310
Teck Resources, Ltd. Class B 98,423 2,894
Thomson Reuters Corp.(Æ) 8,660 972
TMX Group, Ltd. 12,509 1,283
Toromont Industries, Ltd. 17,058 1,437
Toronto-Dominion Bank (The) 103,165 6,702
Tourmaline Oil Corp. 13,555 849
Trisura Group, Ltd.(Æ) 436 12
West Fraser Timber Co., Ltd. 739 69
136,232
Cayman Islands - 0.6%
Baidu, Inc. Class A(Æ) 395,350 6,770
China Conch Environment Protection
Holdings, Ltd.(Æ) 383,000 304
China Literature, Ltd.(Æ)(Þ) 275,400 1,091
Li Auto, Inc. Class A(Æ) 289,200 4,736
Noah Holdings, Ltd. - ADR 62,868 1,094
Tencent Music Entertainment Group
- ADR(Æ) 260,472 1,097
15,092
Chile - 0.6%
Antofagasta PLC 40,980 580
Banco de Chile - ADR 3 —
Sociedad Quimica y Minera de Chile
SA - ADR 174,111 17,128
17,708
China - 9.5%
3SBio, Inc. Class A(Þ) 1,518,000 1,009
Agricultural Bank of China, Ltd. Class H 7,464,337 2,466
Alibaba Group Holding, Ltd.(Æ) 765,804 8,652
Aluminum Corp. of China, Ltd. Class
A(Æ) 551,933 384
Anhui Conch Cement Co., Ltd. Class H 17,391 69
AviChina Industry & Technology Co.,
Ltd. Class H 2,258,000 1,209
Baidu, Inc. - ADR(Æ) 6,705 916
Bank of China, Ltd. Class H 179,365 64
Bilibili, Inc. - ADR(Æ) 13,077 320
BOC Hong Kong Holdings, Ltd. 114,953 416
BYD Co., Ltd. Class H 32,500 1,191
CGN Power Co., Ltd. Class H(Þ) 1,529,212 354
China Coal Energy Co., Ltd. Class H 1,612,000 1,257
China Construction Bank Corp. Class H 5,761,853 3,684
China Datang Corp. Renewable Power
Co., Ltd. Class H 12,277,115 3,342
China Hongqiao Group, Ltd. 1,696,162 1,774
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China International Capital Corp., Ltd.
Class H(Þ) 615,200 1,135
China Longyuan Power Group Corp.,
Ltd. Class H 3,967,000 6,375
China Mengniu Dairy Co., Ltd.(Æ) 247,223 1,152
China Merchants Bank Co., Ltd. Class A 41,016 214
China Merchants Bank Co., Ltd. Class H 645,098 3,504
China Molybdenum Co., Ltd. Class H 2,346,000 1,155
China National Building Material Co.,
Ltd. Class H 167,074 168
China Oilfield Services, Ltd. Class H 4,174,114 3,853
China Overseas Land & Investment, Ltd. 985,500 2,732
China Petroleum & Chemical Corp.
Class H 98,484 46
China Railway Group, Ltd. Class H 2,125,000 1,269
China Resources Gas Group, Ltd. 360,000 1,515
China Resources Land, Ltd. 833,927 3,499
China Resources Power Holdings Co.,
Ltd. 638,000 1,203
China Southern Airlines Co., Ltd. Class
H(Æ) 1,757,581 954
China Tower Corp., Ltd. Class H(Þ) 10,674,000 1,375
Chinasoft International, Ltd.(Æ) 1,336,000 1,148
CIFI Holdings Group Co., Ltd. 3,028,482 826
CITIC Securities Co., Ltd. Class A 634,014 1,849
COSCO SHIPPING Holdings Co., Ltd.
Class H 1,502,287 2,258
CSPC Pharmaceutical Group, Ltd. 167,447 184
Daqo New Energy Corp. - ADR(Æ) 19,222 1,244
ENN Energy Holdings, Ltd. 2,230 37
ESR Cayman, Ltd.(Þ) 531,200 1,380
Fujian Sunner Development Co., Ltd.
Class A 2,064,112 6,070
Geely Automobile Holdings, Ltd. 309,420 615
Great Wall Motor Co., Ltd. Class H 2,208,427 3,504
Greentown China Holdings, Ltd. 99,765 198
Guangdong Haid Group Co., Ltd. Class
A 23,741 232
Guangdong Wens Foodstuff Group Co.,
Ltd. Class A(Æ) 665,890 2,374
Haier Smart Home Co., Ltd. Class H 366,716 1,179
Haitong Securities Co., Ltd. Class A 435,261 605
Hangzhou Robam Appliances Co., Ltd.
Class A 12,199 51
Huaxi Securities Co., Ltd. Class A 810,697 896
Industrial & Commercial Bank of China,
Ltd. Class H 1,211,463 641
Industrial Bank Co., Ltd. Class A 1,341,957 3,546
Inner Mongolia BaoTou Steel Union Co.,
Ltd. Class A 1,152,407 387
JD.com, Inc. Class A 244,483 7,280
JD.com, Inc. - ADR 59,832 3,560
Jiangsu GoodWe Power Supply
Technology Co., Ltd.(Æ) 145,906 7,437
Jiangsu Hengrui Medicine Co., Ltd.
Class A 258,000 1,356
Kuaishou Technology(Æ)(Þ) 914,200 9,277
Kunlun Energy Co., Ltd. 4,748,628 3,505
Kweichow Moutai Co., Ltd. Class A 1,400 395
Lenovo Group, Ltd. 287,632 279

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 79
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Li Auto, Inc. - ADR(Æ) 75,696 2,486
Li Ning Co., Ltd. 317,292 2,591
Longfor Group Holdings, Ltd.(Þ) 829,596 2,777
LONGi Green Energy Technology Co.,
Ltd. Class A 311,976 2,856
Meituan Class B(Æ)(Þ) 485,111 10,987
Midea Group Co., Ltd. Class A 280,199 2,293
Midea Real Estate Holding, Ltd.(Þ) 823,000 980
MMG, Ltd.(Æ) 3,568,000 1,059
Muyuan Foods Co., Ltd. Class A 305,540 2,710
Ningbo Ronbay New Energy Technology
Co., Ltd. Class A 368,842 7,622
NIO, Inc. - ADR(Æ) 12,672 250
Nongfu Spring Co., Ltd. Class H(Þ) 228,800 1,375
Northeast Securities Co., Ltd. Class A 844,113 870
PetroChina Co., Ltd. Class H 8,903,211 4,147
PICC Property & Casulaty Co., Ltd.
Class A 7,417,200 5,137
Pinduoduo, Inc. - ADR(Æ) 153,044 7,501
Ping An Bank Co., Ltd. Class A 2,293,000 4,324
Ping An Insurance Group Co. of China,
Ltd. Class H 1,101,500 6,508
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 1,919,001 1,272
QuakeSafe Technologies Co., Ltd. Class
A 397,071 3,467
SAIC Motor Corp., Ltd. Class A 343,315 827
Sany Heavy Industry Co., Ltd. Class A 189,007 479
SF Holding, Ltd. Class A 401,789 2,980
Shanghai Pharmaceuticals Holding Co.,
Ltd. Class H 41,603 63
Shenzhen Senior Technology Material
Co., Ltd. Class A 788,063 3,343
Shenzhou International Group Holdings,
Ltd. 448 5
Sinolink Securities Co., Ltd. Class A 1,106,000 1,397
Sunac China Holdings, Ltd.(Š) 122,866 72
Sunny Optical Technology Group Co.,
Ltd. 11,195 152
Tencent Holdings, Ltd. 853,617 33,578
Tianma Microelectronics Co., Ltd. Class
A 219,640 317
Times Property Holdings, Ltd. 4,173,000 834
Tingyi Cayman Islands Holding Corp. 238,000 392
Tongcheng Travel Holdings, Ltd.(Æ) 1,090,111 2,094
Trip.com Group, Ltd. - ADR(Æ) 215,030 5,543
Tsingtao Brewery Co., Ltd. Class H 138,000 1,352
Vipshop Holdings, Ltd. - ADR 113,514 1,040
Want Want China Holdings, Ltd. 1,379,000 1,123
Weibo Corp. - ADR(Æ) 54,237 1,042
Weichai Power Co., Ltd. Class H 312,041 448
Wilmar International, Ltd. 1,664,400 4,852
Xiaomi Corp. Class B(Æ)(Þ) 829,800 1,313
Yuan Longping High-tech Agriculture
Co., Ltd. Class A(Æ) 132,176 293
Zhejiang Century Huatong Group Co.,
Ltd. Class A(Æ) 1,010,313 673
Zhejiang Huayou Cobalt Co., Ltd. Class
A 73,887 927
Zhejiang NHU Co., Ltd. Class A 50,031 153
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zhongsheng Group Holdings, Ltd. 481,998 2,767
258,840
Czech Republic - 0.0%
Komercni Banka AS 24,097 609
Moneta Money Bank AS(Þ) 32,876 109
718
Denmark - 1.1%
AP Moller - Maersk A/S Class B 2,188 5,972
Carlsberg A/S Class B 4,284 555
Chr Hansen Holding A/S 688 45
Coloplast A/S Class B 1,756 205
Danske Bank A/S 178,754 2,495
Demant A/S(Æ) 6,818 260
Drilling Co. of 1972 A/S (The)(Æ) 2,751 131
DSV A/S 38,308 6,439
Genmab A/S(Æ) 3,953 1,408
GN Store Nord A/S 6,464 225
Novo Nordisk A/S Class B 73,892 8,689
Novozymes A/S Class B 23,259 1,485
Tryg A/S 63,041 1,435
29,344
Finland - 0.8%
Elisa OYJ 2,469 136
Fortum OYJ 9,309 104
Nokia OYJ 2,663,529 13,944
Nordea Bank Abp 22,328 220
Orion OYJ Class B 3,058 146
Sampo OYJ Class A 48,392 2,089
Stora Enso OYJ Class R 23,321 360
UPM-Kymmene OYJ 61,789 1,956
Wartsila OYJ Class B 303,075 2,658
21,613
France - 6.7%
Accor SA(Æ) 238,599 6,193
Aeroports de Paris(Æ) 3,376 466
Air Liquide SA Class A 13,314 1,835
Airbus Group SE 44,618 4,825
Alstom SA(Æ) 52,093 1,241
Amundi SA(Þ) 127,180 6,895
Arkema SA 10,507 999
AXA SA 238,062 5,496
BioMerieux 6,339 687
BNP Paribas SA 99,688 4,725
Bouygues SA - ADR 54,011 1,631
Bureau Veritas SA 156,342 4,313
Capgemini SE 23,757 4,534
Carrefour SA 153,969 2,626
Cie de Saint-Gobain SA 119,265 5,563
Danone SA 22,080 1,217
Dassault Aviation SA 19,737 2,822
Dassault Systemes SE 66,805 2,864
Eiffage SA 10,495 985
Engie SA 336,526 4,168
EssilorLuxottica SA 5,166 810
Eurazeo SE 6,613 472
Euroapi SA(Æ) 3,021 51

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
80 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hermes International 1,998 2,735
Legrand SA - ADR 12,922 1,061
L'Oreal SA 33,512 12,658
LVMH Moet Hennessy Louis Vuitton
SE - ADR 32,350 22,504
Michelin (CGDE) 389,649 10,894
Orange SA - ADR 271,164 2,773
Pernod Ricard SA 7,260 1,429
Publicis Groupe SA - ADR 101,825 5,442
Renault SA(Æ) 79,031 2,332
Rexel SA Class H(Æ) 748,333 13,297
Safran SA 4,962 547
Sanofi - ADR 69,488 6,914
Sartorius Stedim Biotech 3,541 1,421
Schneider Electric SE 72,217 10,017
SCOR SE - ADR 167,530 2,943
Societe Generale SA 181,456 4,069
Teleperformance - GDR 1,929 646
Thales SA 16,987 2,112
TotalEnergies SE 222,875 11,369
Vinci SA 18,756 1,800
Worldline SA(Æ)(Þ) 31,799 1,408
183,789
Germany - 3.3%
adidas AG 46,178 7,925
Allianz SE 13,058 2,368
BASF SE 139,106 6,173
Bayerische Motoren Werke
Aktiengesellschaft 24,500 1,992
Beiersdorf AG 12,139 1,248
Brenntag SE 3,569 250
Continental AG 40,670 2,877
Covestro AG(Þ) 220,294 7,484
Daimler Truck Holding AG(Æ) 117,091 3,183
Deutsche Bank AG 44,226 385
Deutsche Boerse AG 12,124 2,113
Deutsche Post AG 62,221 2,476
Deutsche Telekom AG 151,680 2,869
Fresenius Medical Care AG & Co. 150,887 5,575
Fresenius SE & Co. KGaA 162,881 4,160
Hannover Rueck SE 5,098 720
HeidelbergCement AG 72,692 3,678
Henkel AG & Co. KGaA 23,232 1,459
Infineon Technologies AG - ADR 76,521 2,078
Mercedes-Benz Group AG 71,481 4,182
Merck & Co., Inc. 11,176 2,123
Muenchener Rueckversicherungs-
Gesellschaft AG 8,746 1,978
Puma SE 6,926 465
Salzgitter AG 16,311 413
SAP SE - ADR 53,929 4,999
Siemens AG 53,204 5,907
Siemens Healthineers AG(Þ) 4,280 219
Symrise AG 13,437 1,560
United Internet AG 92,490 2,430
Volkswagen AG 10,505 2,064
Vonovia SE 17,230 572
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zalando SE(Æ)(Þ) 111,954 3,127
89,052
Ghana - 0.2%
Kosmos Energy, Ltd.(Æ) 261,664 1,659
Tullow Oil PLC(Æ) 4,411,833 2,772
4,431
Greece - 0.2%
Eurobank Ergasias SA(Æ) 5,364,295 4,927
National Bank of Greece(Æ) 181,540 569
5,496
Hong Kong - 2.0%
AIA Group, Ltd. 1,907,816 19,256
China Energy Engineering Group Co.,
Ltd.(Æ) 4,027,800 1,372
China Traditional Chinese Medicine
Co., Ltd. 2,204,000 936
CK Asset Holdings, Ltd. 670,262 4,745
CLP Holdings, Ltd. 96,275 816
Galaxy Entertainment Group, Ltd. 1,465,203 8,732
Hang Lung Properties, Ltd. - ADR 62,050 113
Hang Seng Bank, Ltd. 95,298 1,538
HK Electric Investments & HK Electric
Investments, Ltd. 14,588 13
Jardine Matheson Holdings, Ltd. 13,000 688
Jinmao Property Services Co., Ltd.(Æ) 4,469 2
Nine Dragons Paper Holdings, Ltd. 325,000 269
Power Assets Holdings, Ltd. 78,618 514
Sun Hung Kai Properties, Ltd. 15,814 189
Swire Pacific, Ltd. Class A 6,813 39
Swire Properties, Ltd. 6,330 15
Techtronic Industries Co., Ltd. 1,330,500 14,847
WH Group, Ltd.(Þ) 2,269,826 1,721
55,805
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC 96,042 706
OTP Bank PLC 45,110 925
1,631
India - 3.9%
Axis Bank, Ltd. 205,918 1,889
Bharti Airtel, Ltd.(Æ) 192,729 1,652
Bharti Infratel, Ltd. 586,431 1,650
Canara Bank 706,199 1,989
Cipla, Ltd. 2,367 29
Dabur India, Ltd. Class A 41,708 308
Dr Reddy's Laboratories, Ltd. 2,598 134
GAIL India, Ltd. 817,278 1,516
Godrej Consumer Products, Ltd.(Æ) 137,310 1,488
HDFC Bank, Ltd. - ADR 7,246 455
HDFC Life Insurance Co., Ltd.(Þ) 275,451 1,934
Hindalco Industries, Ltd. 213,310 1,122
Hindustan Unilever, Ltd. 4,349 145
Housing Development Finance Corp.,
Ltd. 614,236 18,500
ICICI Bank, Ltd. 972,295 10,078
ICICI Bank, Ltd. - ADR 34,795 723

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 91,870 1,417
Indian Hotels Co., Ltd. 1,015,124 3,373
Infosys, Ltd. 90,892 1,780
InterGlobe Aviation, Ltd.(Æ)(Þ) 216,636 5,117
Kotak Mahindra Bank, Ltd. 82,725 1,894
Maruti Suzuki India, Ltd. 74,480 8,258
Nestle India, Ltd. 6,088 1,489
Oil & Natural Gas Corp., Ltd. 1,059,984 1,801
Pidilite Industries, Ltd. 14,060 436
Power Grid Corp. of India, Ltd. 1,477,493 3,997
Reliance Industries, Ltd. 416,141 13,224
Reliance Industries, Ltd. - GDR(Þ) 92,285 5,844
SBI Cards & Payment Services, Ltd. 151,178 1,795
SBI Life Insurance Co., Ltd.(Þ) 120,137 1,965
State Bank of India 615,001 4,131
Tata Consultancy Services, Ltd. 90,242 3,771
Tata Motors, Ltd.(Æ) 50,879 290
Titan Co., Ltd. 49,478 1,472
Wipro, Ltd. 130,668 696
Zee Entertainment Enterprises, Ltd. 494,834 1,547
107,909
Indonesia - 0.8%
Astra International Tbk PT 4,690,800 2,008
Bank Central Asia Tbk PT 3,325,890 1,656
Bank Mandiri Persero Tbk PT 9,630,421 5,396
Bank Negara Indonesia Persero Tbk PT 7,954,750 4,223
Bank Rakyat Indonesia Persero Tbk PT 12,220,378 3,604
Bank Tabungan Negara Persero Tbk PT 5,016,549 498
Bumi Serpong Damai Tbk PT(Æ) 3,218,877 200
Jasa Marga Persero Tbk PT(Æ) 968,823 233
Matahari Department Store Tbk PT 3,946,900 1,209
Media Nusantara Citra Tbk PT 27,796,600 1,980
Telkom Indonesia Persero Tbk PT 5,825,410 1,664
United Tractors Tbk PT 140,969 308
22,979
Ireland - 2.4%
AerCap Holdings NV(Æ) 7,822 351
AIB Group PLC 799,670 1,821
Allegion PLC 108,341 11,452
Aon PLC Class A 37,393 10,883
Bank of Ireland Group PLC 913,491 5,229
CRH PLC 34,808 1,334
Flutter Entertainment PLC(Æ) 35,413 3,558
James Hardie Industries PLC 89,188 2,206
Kerry Group PLC Class A 91,994 9,727
Kingspan Group PLC 20,703 1,343
Linde PLC 49,571 14,962
Medtronic PLC 585 54
Ryanair Holdings PLC - ADR(Æ) 41,015 2,994
65,914
Israel - 0.5%
Azrieli Group, Ltd. 23,972 1,928
Bank Hapoalim BM 195,439 1,833
Bank Leumi Le-Israel BM 66,942 654
Check Point Software Technologies, Ltd.
(Æ) 22,632 2,820
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Israel Discount Bank, Ltd. Class A 518,767 2,961
Mizrahi Tefahot Bank, Ltd. 27,841 1,038
NICE, Ltd.(Æ) 2,366 495
Teva Pharmaceutical Industries, Ltd.
- ADR 180,290 1,691
13,420
Italy - 1.0%
Assicurazioni Generali SpA 290,752 4,359
Atlantia SpA 5,556 128
BPER Banca SpA 689,768 963
Davide Campari-Milano NV SpA(Æ) 543,655 6,044
Enel SpA 770,732 3,894
Eni SpA - ADR 428,121 5,149
Mediobanca Banca di Credito
Finanziario SpA 19,127 164
Moncler SpA 47,101 2,364
Nexi SpA(Æ)(Þ) 147,974 1,350
Pirelli & C. SpA(Þ) 11,373 49
Snam Rete Gas SpA 8,078 41
Terna Rete Elettrica Nazionale SpA 56,676 435
UniCredit SpA 349,994 3,466
28,406
Japan - 12.7%
Advantest Corp. 23,600 1,397
Aeon Co., Ltd. 13,900 281
Ajinomoto Co., Inc. 23,700 624
Alfresa Holdings Corp. 83,800 1,117
Alps Alpine Co., Ltd. 117,600 1,224
As One Corp. 16,948 806
Asahi Group Holdings, Ltd. 22,700 787
Astellas Pharma, Inc. 91,900 1,441
Bank of Kyoto, Ltd. (The) 2,500 106
Bridgestone Corp. 77,600 3,039
Brother Industries, Ltd. 12,600 236
Canon, Inc. 75,800 1,794
Central Japan Railway Co. 25,000 2,933
Chubu Electric Power Co., Inc. 37,100 396
Cosmos Pharmaceutical Corp. 300 32
Dai-ichi Life Holdings, Inc. 191,085 3,311
Daiichi Sankyo Co., Ltd. 193,600 5,128
Daikin Industries, Ltd. 2,600 457
Daiseki Co., Ltd. 1,440 43
Daito Trust Construction Co., Ltd. 13,100 1,242
Daiwa House Industry Co., Ltd. 36,800 914
Denso Corp. 15,400 844
Dentsu, Inc. 3,600 126
Ebara Corp. 600 24
Eisai Co., Ltd. 44,600 2,043
Fast Retailing Co., Ltd. 1,200 728
Fuji Electric Co., Ltd. 16,300 737
FUJIFILM Holdings Corp. 23,821 1,361
Fujitsu, Ltd. 15,714 2,200
Fukuoka Financial Group, Inc. 140,900 2,491
Hamamatsu Photonics KK 35,500 1,612
Hino Motors, Ltd. 310,000 1,608
Hitachi Metals, Ltd.(Æ) 129,800 1,994
Hitachi, Ltd. 25,000 1,269
Honda Motor Co., Ltd. 579,765 14,847

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
82 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hoshizaki Corp. 3,000 90
Hoya Corp. 29,400 2,953
Iida Group Holdings Co., Ltd. 231,500 3,788
Isuzu Motors, Ltd. 853,200 9,376
Ito En, Ltd. 33,200 1,564
ITOCHU Corp. 111,218 3,246
Japan Airlines Co., Ltd.(Æ) 126,200 2,203
Japan Exchange Group, Inc. 1,900 30
Japan Post Insurance Co., Ltd. Class A 32,800 529
JFE Holdings, Inc. 28,300 317
JSR Corp. 5,800 161
Kajima Corp. 38,200 436
Kamigumi Co., Ltd. 82,100 1,672
Kansai Electric Power Co., Inc. (The) 100,600 1,020
Kao Corp. 30,800 1,343
Kawasaki Heavy Industries, Ltd. 1,500 30
KDDI Corp. 114,800 3,700
Keyence Corp. 36,300 14,404
Kikkoman Corp. 2,800 166
Kirin Holdings Co., Ltd. 138,300 2,270
Koito Manufacturing Co., Ltd. 12,600 415
Komatsu, Ltd. 450,600 10,295
Kubota Corp. 22,800 378
Kyowa Kirin Co., Ltd. 57,900 1,366
Makita Corp. 160,200 3,910
McDonald's Holdings Co. Japan, Ltd. 34,400 1,290
Medipal Holdings Corp. 146,000 2,200
MEIJI Holdings Co., Ltd. 100 5
Menicon Co., Ltd. 307,900 7,775
Mitsubishi Chemical Holdings Corp. 43,700 246
Mitsubishi Electric Corp. 420,100 4,457
Mitsubishi Estate Co., Ltd. 200,800 2,990
Mitsubishi Heavy Industries, Ltd. 71,900 2,674
Mitsubishi UFJ Financial Group, Inc. 1,348,700 7,602
Mitsui Chemicals, Inc. 8,400 177
Mitsui Fudosan Co., Ltd. 35,800 801
Mizuho Financial Group, Inc. 38,500 458
MS&AD Insurance Group Holdings, Inc. 186,900 6,048
Murata Manufacturing Co., Ltd. 50,100 2,932
Nakanishi, Inc. 6,477 122
NEC Corp. 9,600 355
Nexon Co., Ltd. 62,300 1,416
Nidec Corp. 54,400 3,785
Nintendo Co., Ltd. 1,875 843
Nippon Prologis REIT, Inc.(Æ)(ö) 246 639
Nippon Steel Corp. 38,700 575
Nippon Telegraph & Telephone Corp. 158,600 4,531
Nissan Motor Co., Ltd. 648,500 2,464
Nissin Foods Holdings Co., Ltd. 7,900 572
Nitori Holdings Co., Ltd. 8,500 897
Nitto Denko Corp. 700 45
Nomura Holdings, Inc. 1,045,300 3,999
Nomura Real Estate Holdings, Inc. 54,800 1,330
Nomura Research Institute, Ltd. 57,700 1,738
NTT Data Corp. 54,700 828
Obayashi Corp. 104,800 771
Obic Co., Ltd. 300 48
Oji Holdings Corp. 381,900 1,594
Olympus Corp. 65,100 1,380
Ono Pharmaceutical Co., Ltd. 255,100 7,161
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Oriental Land Co., Ltd. 11,600 1,754
Osaka Gas Co., Ltd. 129,700 2,331
Otsuka Holdings Co., Ltd. 62,100 2,218
Panasonic Holdings Corp. 752,000 6,216
Recruit Holdings Co., Ltd. 47,900 1,799
Renesas Electronics Corp.(Æ) 133,100 1,282
Resona Holdings, Inc. 2,062,400 7,987
Rinnai Corp. 12,200 929
Secom Co., Ltd. 15,263 1,022
Sekisui House, Ltd. 58,400 1,037
Seven & i Holdings Co., Ltd. 10,200 417
Shimadzu Corp. 19,300 684
Shimano, Inc. 2,387 403
Shimizu Corp. 106,500 605
Shin-Etsu Chemical Co., Ltd. 101,200 12,977
Shionogi & Co., Ltd. 21,700 1,112
Shiseido Co., Ltd. 99,100 4,080
Shizuoka Bank, Ltd. (The) 137,900 832
SMC Corp. 7,400 3,662
SoftBank Group Corp. 2,700 31
Sohgo Security Services Co., Ltd. 7,400 207
Sompo Japan Nipponkoa Holdings, Inc. 21,801 971
Sony Group Corp. 16,600 1,421
Stanley Electric Co., Ltd. 81,100 1,427
Subaru Corp. 172,900 3,026
Sumitomo Electric Industries, Ltd. 228,800 2,549
Sumitomo Heavy Industries, Ltd. 70,700 1,615
Sumitomo Mitsui Financial Group, Inc. 172,402 5,403
Sumitomo Mitsui Trust Holdings, Inc. 115,600 3,789
Sumitomo Realty & Development Co.,
Ltd. 153,400 4,238
Sumitomo Rubber Industries, Ltd. 190,700 1,719
Suntory Beverage & Food, Ltd. 33,700 1,331
Suzuki Motor Corp. 44,900 1,467
T&D Holdings, Inc. 491,400 5,509
Taiheiyo Cement Corp. 84,800 1,272
Taisei Corp. 25,900 826
Takeda Pharmaceutical Co., Ltd. 264,000 7,768
Terumo Corp. 67,200 2,298
THK Co., Ltd. 86,200 1,829
Toho Co., Ltd. 22,600 897
Tokio Marine Holdings, Inc. 29,800 1,739
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 429,300 1,690
Tokyo Electron, Ltd. 18,900 6,553
Tokyo Gas Co., Ltd. 39,200 770
Tokyu Corp. 47,500 582
Tokyu Fudosan Holdings Corp. 36,000 195
Toray Industries, Inc. 750,000 4,127
Toshiba Corp. 13,200 535
Toyota Industries Corp. 24,400 1,479
Toyota Motor Corp. 654,300 10,590
Toyota Tsusho Corp. 25,800 882
Transcosmos, Inc. 16,100 457
Trend Micro, Inc. 32,900 1,911
Tsuruha Holdings, Inc. 38,100 2,171
Unicharm Corp. 116,188 4,225
USS Co., Ltd. 15,100 296
Yakult Honsha Co., Ltd. 40,600 2,473
Yamaha Motor Co., Ltd. 146,300 2,823

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 83
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yamato Holdings Co., Ltd. 200,200 3,514
347,554
Kazakhstan - 0.1%
NAC Kazatomprom JSC - GDR 132,221 3,963
Kenya - 0.1%
Safaricom PLC 6,616,360 1,672
Luxembourg - 0.5%
ArcelorMittal SA(Æ) 180,535 4,435
Eurofins Scientific SE 74,170 5,779
Globant SA(Æ) 3,541 706
RTL Group SA 49,130 1,926
Tenaris SA 129,142 1,811
14,657
Malaysia - 0.3%
AMMB Holdings BHD 3,014,000 2,644
CIMB Group Holdings BHD 1,416,433 1,660
Hong Leong Bank BHD 197,291 931
Hong Leong Financial Group BHD 261,314 1,145
IHH Healthcare BHD 484,567 696
Nestle Malaysia BHD 18 1
Public Bank BHD 680,000 709
7,786
Mexico - 1.2%
America Movil SAB de CV 1,347,760 1,283
America Movil SAB de CV Class L
- ADR 81,069 1,535
Arca Continental SAB de CV 33,398 231
Cemex SAB de CV(Æ) 1,138,599 460
Cemex SAB de CV - ADR(Æ) 943,311 3,783
Coca-Cola Femsa SAB de CV 53,530 324
El Puerto de Liverpool SAB de CV 123,366 554
Fomento Economico Mexicano SAB de
CV 200,093 1,247
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 202,371 1,233
Grupo Bimbo SAB de CV 403,091 1,424
Grupo Carso SAB de CV 344,189 1,342
Grupo Cementos de Chihuahua SAB
de CV 338,260 2,091
Grupo Financiero Banorte SAB de CV
Class O 105,696 601
Grupo Financiero Inbursa SAB de CV
Class O(Æ) 2,110,134 3,886
Grupo Televisa SAB de CV - ADR 1,034,489 8,089
Industrias Bachoco SAB de CV 576,024 2,163
Orbia Advance Corp. SAB de CV 167,103 369
Wal-Mart de Mexico SAB de CV 381,882 1,383
31,998
Netherlands - 3.8%
ABN AMRO Bank NV(Þ) 208,655 2,136
Adyen NV(Æ)(Þ) 2,291 4,133
Aegon NV 424,596 1,865
Akzo Nobel NV 39,099 2,637
ASML Holding NV 19,285 11,073
Euronext NV(Þ) 8,055 656
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Exor NV 6,092 429
Ferrari NV 33,952 7,199
Heineken Holding NV 32,382 2,558
Heineken NV 187,872 18,507
IMCD NV 8,347 1,336
ING Groep NV 1,033,494 10,044
Koninklijke Ahold Delhaize NV 81,435 2,244
Koninklijke DSM NV 14,775 2,368
Koninklijke KPN NV 302,998 998
Koninklijke Philips NV 62,869 1,304
PostNL NV - ADR 169,785 448
Qiagen NV(Æ) 15,039 751
Randstad NV 135,229 6,847
Shell PLC 1,163,687 31,066
Stellantis NV 48,483 697
Universal Music Group NV 181,710 4,127
Wolters Kluwer NV 18,700 2,032
X5 Retail Group NV - GDR(Š) 56,160 —
115,455
New Zealand - 0.2%
Fisher & Paykel Healthcare Corp., Ltd. 395,457 5,291
Meridian Energy, Ltd. 4,494 14
5,305
Norway - 0.3%
DNB Bank ASA 38,357 754
Equinor ASA Class N 40,002 1,538
Gjensidige Forsikring ASA 19,032 397
Mowi ASA 88,244 2,031
Norsk Hydro ASA 351,970 2,377
Yara International ASA 7,033 300
7,397
Peru - 0.0%
Credicorp, Ltd. 10,221 1,323
Philippines - 0.6%
AC Energy Corp. 377,190 57
Ayala Corp. 125,730 1,419
Ayala Land, Inc. 1,072,800 493
Bank of the Philippine Islands 1,481,150 2,501
BDO Unibank, Inc. 565,140 1,228
GT Capital Holdings, Inc. 46,220 381
Megaworld Corp. 26,605,000 1,092
Metro Pacific Investments Corp. 19,679,000 1,318
Metropolitan Bank & Trust Co. - ADR 3,196,620 2,824
Monde Nissin Corp.(Æ)(Þ) 4,327,500 1,120
SM Investments Corp. 85,450 1,204
SM Prime Holdings, Inc. 2,162,000 1,440
15,077
Poland - 0.3%
Bank Polska Kasa Opieki SA 166,109 2,626
KGHM Polska Miedz SA 93,792 2,351
PGE Polska Grupa Energetyczna SA(Æ) 728,361 1,627
Powszechna Kasa Oszczednosci Bank
Polski SA(Æ) 118,891 674

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
84 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Santander Bank Polska SA 15,180 769
8,047
Portugal - 0.1%
EDP Renovaveis SA 60,884 1,579
Energias de Portugal SA 55,699 281
Jeronimo Martins SGPS SA 33,457 775
2,635
Romania - 0.1%
NEPI Rockcastle PLC 347,128 1,910
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 659,601 —
Gazprom PJSC - ADR(Æ)(Š) 334,362 —
Lukoil PJSC(Æ)(Š) 45,621 —
Lukoil PJSC - ADR(Æ)(Š) 10,868 —
Novatek PJSC - GDR(Æ)(Š) 5,629 —
Novolipetsk Steel PJSC - GDR(Æ)(Š) 19,476 —
Polyus PJSC - GDR(Æ)(Š) 22,942 —
Rosneft Oil Co. PJSC(Æ)(Š) 478,377 —
Sberbank of Russia PJSC(Æ)(Š) 3,518,608 —
Tatneft PJSC - ADR(Æ)(Š) 12,360 —
Yandex NV Class A(Æ)(Š) 47,709 —
—
Saudi Arabia - 0.7%
National Commercial Bank 479,672 9,022
Saudi Arabian Mining Co.(Æ) 369,844 5,583
Saudi Telecom Co. 154,532 4,136
18,741
Singapore - 0.4%
CDL Hospitality Trusts(Æ) 41,610 40
City Developments, Ltd. 151,900 854
DBS Group Holdings, Ltd. 224,523 5,128
Oversea-Chinese Banking Corp., Ltd. 114,995 973
Singapore Exchange, Ltd. 153,800 1,104
Singapore Telecommunications, Ltd. 409,300 775
United Overseas Bank, Ltd. 40,000 800
UOL Group, Ltd. 196,000 1,060
10,734
South Africa - 0.8%
Aspen Pharmacare Holdings, Ltd. 57,260 501
Barloworld, Ltd. - ADR 311,489 1,715
Bidvest Group, Ltd. (The) 163,201 2,099
Clicks Group, Ltd. 37,166 627
Discovery Holdings, Ltd.(Æ) 50,418 389
FirstRand, Ltd. 68,269 270
Gold Fields, Ltd. - ADR 788,809 7,258
Impala Platinum Holdings, Ltd. 37,548 419
Momentum Metropolitan Holdings 2,448,087 2,162
MTN Group, Ltd. 374,426 3,139
Northam Platinum Holdings, Ltd.(Æ) 121,665 1,293
Old Mutual, Ltd. 1,827,399 1,247
Remgro, Ltd. 138,745 1,141
Thungela Resources, Ltd. 13,250 233
22,493
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
South Korea - 4.1%
CJ CheilJedang Corp. 4,384 1,319
CJ Logistics Corp.(Æ) 14,908 1,344
CLIO Cosmetics Co., Ltd. 18,351 203
Coway Co., Ltd. 31,930 1,573
Daewoo Engineering & Construction Co.,
Ltd.(Æ) 63,417 258
Doosan Fuel Cell Co., Ltd.(Æ) 64,706 1,652
Hana Financial Group, Inc. 302,124 8,636
Hankook Tire & Technology Co., Ltd. 57,339 1,543
Hanmi Pharm Co., Ltd. 5,572 1,334
Hanon Systems 40,874 337
Hansol Chemical Co., Ltd. 810 138
Hanwha Solutions Corp.(Æ) 46,013 1,561
Hyundai Department Store Co., Ltd. 10,518 541
Hyundai Glovis Co., Ltd. 9,502 1,336
Hyundai Motor Co. 24,623 3,739
Industrial Bank of Korea 14,922 108
Kangwon Land, Inc.(Æ) 65,387 1,309
KB Financial Group, Inc. 347,260 12,932
Kia Corp. 171,403 10,752
Korea Electric Power Corp. 21,173 365
Korea Gas Corp. 10,317 295
KT Corp. - ADR 459,867 6,622
Kumho Petrochemical Co., Ltd. 3,298 330
LG Chem, Ltd. 43 20
LG Electronics, Inc. Class H 16,667 1,217
LG Energy Solution, Ltd.(Æ) 5,994 1,960
LG Uplus Corp. 35,871 346
NAVER Corp. 18,075 3,624
Orion Corp. 20,824 1,617
Pearl Abyss Corp.(Æ) 13,380 552
POSCO Holdings, Inc. 31,883 5,972
Samsung Biologics Co., Ltd.(Æ)(Þ) 4,881 3,243
Samsung Electro-Mechanics Co., Ltd. 9,068 999
Samsung Electronics Co., Ltd. 386,141 18,313
Samsung Engineering Co., Ltd.(Æ) 81,362 1,233
Samsung SDS Co., Ltd. 12,316 1,290
Shinhan Financial Group Co., Ltd. 206,486 5,697
SK Hynix, Inc. 74,802 5,649
SK Square Co., Ltd.(Æ) 17,923 594
SK Telecom Co., Ltd. 8,401 347
Yuhan Corp. 30,111 1,337
112,237
Spain - 1.3%
Amadeus IT Group SA Class A(Æ) 114,655 6,690
Banco Santander SA - ADR 452,034 1,133
Bankinter SA 47,357 233
CaixaBank SA 2,846,113 8,552
Cellnex Telecom SA(Þ) 263,326 11,786
Ferrovial SA 3,241 87
Iberdrola SA 232,080 2,473
Industria de Diseno Textil SA 104,038 2,527
Red Electrica Corp. SA 13,854 272
Repsol SA - ADR 63,159 788
34,541
Sweden - 1.4%
Assa Abloy AB Class B 204,263 4,824

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Atlas Copco AB(Æ) 308,380 3,605
Boliden AB(Æ) 44,225 1,472
Fastighets AB Balder(Æ) 356,100 2,293
Hexagon AB(Æ) 666,934 7,887
Husqvarna AB Class B 188,023 1,500
Investor AB Class A 110,226 2,263
L E Lundbergforetagen AB Class B 47,696 2,261
Sandvik AB 230,424 4,243
Securitas AB Class B 52,827 537
Skandinaviska Enskilda Banken AB
Class A 112,699 1,227
SKF AB Class B 205,248 3,469
Swedish Match AB 180,297 1,889
37,470
Switzerland - 5.9%
ABB, Ltd. 84,055 2,558
Adecco Group AG 113,555 4,011
Alcon, Inc. 53,173 4,181
Baloise Holding AG 6,483 1,032
Barry Callebaut AG 329 730
Chocoladefabriken Lindt & Spruengli
AG 124 1,890
Cie Financiere Richemont SA Class A 42,886 5,189
Coca-Cola HBC AG - ADR(Æ) 30,508 749
Credit Suisse Group AG Class A 440,448 2,571
Geberit AG 1,445 762
Georg Fisher AG 3,480 213
Givaudan SA 273 956
Julius Baer Group, Ltd. 145,895 7,566
Kuehne & Nagel International AG 5,614 1,512
LafargeHolcim, Ltd.(Æ) 91,672 4,297
Lonza Group AG 10,114 6,164
Nestle SA 234,952 28,856
Novartis AG 186,056 15,991
Partners Group Holding AG 4,944 5,385
Roche Holding AG 57,267 19,273
Schindler Holding AG 6,252 1,212
SGS SA 994 2,427
Sika AG 5,644 1,397
STMicroelectronics NV 44,447 1,691
Swatch Group AG (The) 28,634 1,432
Swatch Group AG (The) Class B 18,144 4,853
Swiss Life Holding AG 1,577 838
Swiss Prime Site AG Class A 19,451 1,770
Swisscom AG 2,374 1,284
UBS Group AG 1,583,689 25,937
Vifor Pharman AG 7,850 1,374
Zurich Insurance Group AG 8,129 3,548
161,649
Taiwan - 4.3%
Advantech Co., Ltd. 36,000 415
Asustek Computer, Inc. 5,432 51
Cathay Financial Holding Co., Ltd. 388,000 591
Chang Hwa Commercial Bank, Ltd. 719,150 428
China Airlines, Ltd. 226,062 172
China Development Financial Holding
Corp. 1,229,691 532
China Steel Corp. Class H 2,356,001 2,189
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chunghwa Telecom Co., Ltd. 159,826 646
CTBC Financial Holding Co., Ltd. 1,604,000 1,234
E.Sun Financial Holding Co., Ltd. 1,115,581 1,027
Eva Airways Corp. 38,824 44
Evergreen Marine Corp. Taiwan, Ltd. 516,044 1,659
First Financial Holding Co., Ltd. 506,438 458
Formosa Petrochemical Corp. 1,138,000 3,225
Formosa Plastics Corp. 884,651 2,726
Fubon Financial Holding Co., Ltd. 1,689,923 3,180
Globalwafers Co., Ltd. 35,544 543
Hiwin Technologies Corp. 2,984 22
Hon Hai Precision Industry Co., Ltd. 4,055,101 14,789
Hon Hai Precision Industry Co., Ltd.
- GDR 19,317 139
Hua Nan Financial Holdings Co., Ltd. 2,437,866 1,886
Innolux Corp. 981,342 339
International Games System Co., Ltd. 174,000 2,064
King Yuan Electronics Co., Ltd. 2,594,708 3,423
MediaTek, Inc. 300,271 6,905
Mega Financial Holding Co., Ltd. 104,767 124
Nan Ya Plastics Corp. 633,000 1,422
Nanya Technology Corp. 1,494,257 2,623
Novatek Microelectronics Corp. 273,315 2,440
Realtek Semiconductor Corp. 14,378 165
Shin Kong Financial Holding Co., Ltd. 3,297,486 944
SinoPac Financial Holdings Co., Ltd. 78,229 44
Synnex Technology International Corp. 301,773 559
Taishin Financial Holding Co., Ltd. 858,295 452
Taiwan Business Bank 182,233 76
Taiwan Cooperative Financial Holding
Co., Ltd. 1,364,145 1,253
Taiwan Semiconductor Manufacturing
Co., Ltd. 1,925,679 32,979
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 189,418 16,760
United Microelectronics Corp.(Æ) 5,956,584 7,991
Winbond Electronics Corp. 1,666,000 1,297
WPG Holdings, Ltd. 55,038 93
Yageo Corp. 7,416 85
Yuanta Financial Holding Co., Ltd. 51,308 34
118,028
Thailand - 0.5%
Airports of Thailand PCL 718,800 1,374
Airports of Thailand PCL(Æ) 382,600 731
Bangkok Dusit Medical Services PCL
Class F 356,100 259
Bangkok Expressway & Metro PCL 950,400 225
Central Pattana PCL 764,100 1,334
CP ALL PCL 511,900 859
Kasikornbank PCL 1,806,200 7,216
Minor International PCL(Æ) 104,709 96
PTT Global Chemical PCL 40,000 49
PTT PCL 173,000 164
Siam Cement PCL (The) 19,000 193
Thai Union Group PCL Class F 231,700 104
12,604
Turkey - 0.1%
Arcelik AS 58,113 212

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
86 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ford Otomotiv Sanayi AS 36,176 612
Turk Telekomunikasyon AS 2,386,794 1,205
Turkcell Iletisim Hizmetleri AS 639,721 605
2,634
United Arab Emirates - 0.5%
Aldar Properties PJSC 2,779,646 3,715
Emaar Properties PJSC 4,061,016 6,098
Emirates NBD Bank PJSC 881,880 3,316
Emirates Telecommunications Group
Co. PJSC 231,251 1,758
14,887
United Kingdom - 8.3%
Allfunds Group PLC 160,401 1,353
Anglo American PLC 240,357 8,682
Associated British Foods PLC 59,982 1,227
AstraZeneca PLC 118,270 15,546
Aviva PLC 485,342 2,355
Babcock International Group PLC(Æ) 726,926 3,045
BAE Systems PLC 637,708 5,997
Barclays PLC 2,745,379 5,281
Berkeley Group Holdings PLC 11,246 582
BP PLC 2,198,100 10,766
British American Tobacco PLC 51,653 2,030
British Land Co. PLC (The)(ö) 308,734 1,855
BT Group PLC 3,142,162 6,202
Bunzl PLC 43,949 1,649
Centrica PLC 4,997,715 5,360
CK Hutchison Holdings, Ltd. Class B 255,905 1,700
Compass Group PLC 427,340 10,030
Croda International PLC(Æ) 45,940 4,196
Diageo PLC 160,450 7,626
easyJet PLC(Æ) 526,357 2,573
Endeavour Mining PLC 90,019 1,776
Experian PLC 30,996 1,086
Ferguson PLC 16,030 2,019
Haleon PLC(Æ) 212,954 757
Halma PLC 66,945 1,885
HSBC Holdings PLC 1,658,056 10,397
InterContinental Hotels Group PLC(Æ) 5,906 351
Intertek Group PLC 16,050 857
J Sainsbury PLC 4,157,978 11,211
John Wood Group PLC(Æ) 1,599,109 3,065
Kingfisher PLC 1,112,675 3,526
Land Securities Group PLC(ö) 213,373 1,910
London Stock Exchange Group PLC 6,042 590
Marks & Spencer Group PLC(Æ) 517,558 896
Meggitt PLC(Æ) 11,943 115
National Grid PLC 84,582 1,168
NatWest Group PLC 1,723,073 5,230
Pearson PLC 62,098 573
Persimmon PLC Class A 16,203 373
Reckitt Benckiser Group PLC 39,059 3,171
RELX PLC 108,766 3,221
Rio Tinto PLC 4,261 256
Sage Group PLC (The) 83,652 721
Scottish & Southern Energy PLC 33,791 727
Segro PLC(ö) 418,367 5,606
Smith & Nephew PLC 204,445 2,618
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Spirax-Sarco Engineering PLC 12,289 1,794
Standard Chartered PLC 1,388,124 9,578
Taylor Wimpey PLC 178,234 277
TechnipFMC PLC(Æ) 943,581 7,634
Tesco PLC 2,499,029 8,007
Travis Perkins PLC 440,831 5,668
Unilever PLC 24,402 1,189
Vodafone Group PLC 3,673,691 5,420
Weir Group PLC (The) 459,117 9,386
Wickes Group PLC 144,611 241
WPP PLC 358,677 3,870
215,224
United States - 1.4%
Abbott Laboratories 1,667 181
Accenture PLC Class A 50,186 15,370
Amdocs, Ltd. 104,164 9,069
GSK Finance No. 3 PLC 170,363 3,589
Jackson Financial, Inc. Class A 1,040 29
Lululemon Athletica, Inc.(Æ) 15,546 4,827
MasterCard, Inc. Class A 1,606 568
Ovintiv, Inc. 17,029 868
Visa, Inc. Class A 1,936 411
Willis Towers Watson PLC(Æ) 2,541 526
Yum China Holdings, Inc. 29,469 1,435
36,873
Virgin Islands, British - 0.0%
Fix Price Group, Ltd. - GDR(Š) 183,060 —
Total Common Stocks
(cost $2,312,033) 2,525,799
Preferred Stocks - 1.5%
Brazil - 0.3%
Banco Bradesco SA
3.217% (Ÿ) 1,585,432 5,341
Itau Unibanco Holding SA
3.053% (Ÿ) 715,426 3,266
8,607
Germany - 0.7%
Henkel AG & Co. KGaA
2.810% (Ÿ) 56,503 3,600
Porsche Automobil Holding SE
3.892% (Ÿ) 9,492 683
Sartorius AG
0.294% (Ÿ) 12,781 5,688
Volkswagen AG
5.348% (Ÿ) 76,715 10,772
20,743
South Korea - 0.5%
Samsung Electronics Co., Ltd.
2.651% (Ÿ) 292,446 12,888
Total Preferred Stocks
(cost $42,415) 42,238

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Warrants and Rights - 0.0%
Australia - 0.0%
Australia & New Zealand Banking
Group, Ltd. (Æ)
2022  Rights 5,862 16
Switzerland - 0.0%
Cie Financiere Richemont SA (Æ)
2023 Warrants  28,062 20
Thailand - 0.0%
Minor International PCL (Æ)
2023 Warrants  16,941 2
Minor International PCL (Æ)
2024 Warrants  56,369 6
8
Total Warrants and Rights
(cost $—) 44
Short-Term Investments - 3.8%
United States - 3.8%
U.S. Cash Management Fund(@) 102,893,233 (∞) 102,852
Total Short-Term Investments
(cost $102,854) 102,852
Total Investments - 97.8%
(identified cost $2,457,302) 2,670,933
Other Assets and Liabilities, Net
- 2.2%
60,418
Net Assets - 100.0%
2,731,351

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
88 Tax-Managed International Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.8%
3SBio, Inc. 06/29/22 HKD 1,518,000 0 .83 1,257
1,009
ABN AMRO Bank NV 12/21/20 EUR 208,655 9 .35 1,951
2,136
Adyen NV 06/22/21 EUR 2,291 2,190 .08 5,017
4,133
Amundi SA 04/28/20 EUR 127,180 62 .25 7,917
6,895
Cellnex Telecom SA 09/10/20 EUR 263,326 52 .80 13,902
11,786
CGN Power Co., Ltd. 09/11/20 HKD 1,529,212 0 .21 321
354
China International Capital Corp., Ltd. 06/28/22 HKD 615,200 2 .13 1,309
1,135
China Literature, Ltd. 06/28/22 HKD 275,400 4 .86 1,339
1,091
China Tower Corp., Ltd. 06/28/22 HKD 10,674,000 0 .12 1,325
1,375
Covestro AG 04/28/20 EUR 220,294 40 .87 9,004
7,484
ESR Cayman, Ltd. 05/05/22 HKD 531,200 3 .05 1,622
1,380
Euronext NV 03/01/22 EUR 8,055 89 .09 718
656
Hapvida Participacoes e Investimentos SA 04/18/19 BRL 5,432,667 2 .20 11,930
6,468
HDFC Life Insurance Co., Ltd. 03/02/22 INR 275,451 7 .14 1,967
1,934
Hydro One, Ltd. 04/18/19 CAD 32,728 16 .10 527
914
ICICI Lombard General Insurance Co., Ltd. 08/22/19 INR 91,870 15 .21 1,397
1,417
InterGlobe Aviation, Ltd. 03/25/21 INR 216,636 24 .63 5,336
5,117
Kuaishou Technology 06/28/22 HKD 914,200 11 .29 10,321
9,277
Longfor Group Holdings, Ltd. 01/18/19 HKD 829,596 4 .24 3,518
2,777
Meituan 09/09/21 HKD 485,111 24 .28 11,779
10,987
Midea Real Estate Holding, Ltd. 07/08/22 HKD 823,000 1 .56 1,283
980
Monde Nissin Corp. 06/24/21 PHP 4,327,500 0 .30 1,320
1,120
Moneta Money Bank AS 12/21/20 CZK 32,876 3 .11 102
109
Nexi SpA 06/28/22 EUR 147,974 8 .56 1,267
1,350
Nongfu Spring Co., Ltd. 06/28/22 HKD 228,800 5 .77 1,321
1,375
Pirelli & C. SpA 04/28/20 EUR 11,373 3 .74 43
49
Postal Savings Bank of China Co., Ltd. 04/28/20 HKD 1,919,001 0 .73 1,395
1,272
Reliance Industries, Ltd. 03/23/22 INR 92,285 22 .11 2,041
5,844
Samsung Biologics Co., Ltd. 05/06/22 KRW 4,881 632 .78 3,089
3,243
SBI Life Insurance Co., Ltd. 03/23/22 INR 120,137 14 .37 1,727
1,965
Siemens Healthineers AG 12/21/20 EUR 4,280 50 .00 214
219
WH Group, Ltd. 06/28/22 HKD 2,269,826 0 .71 1,622
1,721
Worldline SA 06/28/22 EUR 31,799 40 .16 1,277
1,408
Xiaomi Corp. 06/28/22 HKD 829,800 1 .81 1,501
1,313
Zalando SE 09/10/20 EUR 111,954 33 .47 3,747 3,127
103,420
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 46 EUR 6,675 08/22
602
Australian Dollar Currency Futures 1,151 USD 80,570 09/22
(2,506)
British Pound Currency Futures 292 USD 22,243 09/22
18
CAC40 Euro Index Futures 274 EUR 17,666 08/22
1,244
Canadian Dollar Currency Futures 1,034 USD 80,693 09/22
(1,805)
Dow Jones Index Futures 34 EUR 11,451 09/22
213
EURO STOXX 50 Index Futures 268 EUR 9,921 09/22
608
FTSE 100 Index Futures 103 GBP 7,599 09/22
523
FTSE/MIB Index Futures 34 EUR 3,804 09/22
129

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 89
Futures Contracts
Amounts in thousands (except contract amounts )
IBEX 35 Index Futures 46 EUR 3,754 08/22
79
Japanese Yen Currency Futures 816 USD 76,770 09/22
319
New Zealand Dollar Currency Futures 45 USD 2,832 09/22
(67)
Norwegian Krone Currency Futures 31 USD 6,423 09/22
(141)
OMXS30 Index Futures 224 SEK 45,556 08/22
205
S&P/TSX 60 Index Futures 399 CAD 94,723 09/22
(551)
SPI 200 Index Futures 689 AUD 118,164 09/22
2,505
TOPIX Index Futures 254 JPY 4,921,251 09/22 (37)
Short Positions
Eurodollar Currency Futures 198 USD 25,380 09/22
1,324
Hang Seng Index Futures 49 HKD 49,230 08/22
192
MSCI Emerging Markets Index Futures 1,123 USD 56,066 09/22
380
MSCI Singapore Index Futures 111 SGD 3,263 08/22
(29)
S&P 500 E-Mini Index Futures 287 USD 59,316 09/22
(4,084)
Swiss Franc Currency Futures 246 USD 32,420 09/22 (720)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,599)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America HKD 45 USD 6 08/01/22 —
Bank of America HKD 93 USD 12 08/02/22 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts —
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 13,031 $ — $ —
$ —
$ 13,031
Australia 336 37,642 —
—
37,978
Austria — 6,876 —
—
6,876
Belgium — 3,978 —
—
3,978
Bermuda 196 — —
—
196
Brazil 39,036 — —
—
39,036
Burkina Faso — 3,431 —
—
3,431
Canada 136,232 — —
—
136,232
Cayman Islands 2,191 12,901 —
—
15,092
Chile 17,128 580 —
—
17,708
China 23,902 234,866 72
—
258,840
Czech Republic — 718 —
—
718
Denmark — 29,344 —
—
29,344
Finland — 21,613 —
—
21,613
France — 183,789 —
—
183,789

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
90 Tax-Managed International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Germany — 89,052 —
—
89,052
Ghana 1,659 2,772 —
—
4,431
Greece — 5,496 —
—
5,496
Hong Kong — 55,805 —
—
55,805
Hungary — 1,631 —
—
1,631
India 1,178 106,731 —
—
107,909
Indonesia — 22,979 —
—
22,979
Ireland 25,734 40,180 —
—
65,914
Israel 4,511 8,909 —
—
13,420
Italy — 28,406 —
—
28,406
Japan — 347,554 —
—
347,554
Kazakhstan — 3,963 —
—
3,963
Kenya — 1,672 —
—
1,672
Luxembourg 706 13,951 —
—
14,657
Malaysia — 7,786 —
—
7,786
Mexico 31,998 — —
—
31,998
Netherlands — 115,455 —
—
115,455
New Zealand — 5,305 —
—
5,305
Norway — 7,397 —
—
7,397
Peru 1,323 — —
—
1,323
Philippines — 15,077 —
—
15,077
Poland — 8,047 —
—
8,047
Portugal — 2,635 —
—
2,635
Romania — 1,910 —
—
1,910
Russia — — —
—
—
Saudi Arabia — 18,741 —
—
18,741
Singapore — 10,734 —
—
10,734
South Africa 7,258 15,235 —
—
22,493
South Korea 6,622 105,615 —
—
112,237
Spain — 34,541 —
—
34,541
Sweden — 37,470 —
—
37,470
Switzerland — 161,649 —
—
161,649
Taiwan 16,760 101,268 —
—
118,028
Thailand — 12,604 —
—
12,604
Turkey — 2,634 —
—
2,634
United Arab Emirates — 14,887 —
—
14,887
United Kingdom 10,167 205,057 —
—
215,224
United States 33,284 3,589 —
—
36,873
Virgin Islands, British — — —
—
—
Preferred Stocks 8,607 33,631 — — 42,238
Warrants and Rights 44 — — — 44
Short-Term Investments — — — 102,852 102,852

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 91
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Total Investments 381,903 2,186,106 72 102,852 2,670,933
Other Financial Instruments
Assets
Futures Contracts 8,341 — — — 8,341
Liabilities
Futures Contracts (9,940) — — — (9,940)
Total Other Financial Instruments
*
$ (1,599) $ — $ — $ — $ (1,599)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2022, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2022, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
435,915
Consumer Staples ...................................................................
157,132
Energy ....................................................................................
157,666
Financial Services ...................................................................
593,504
Health Care .............................................................................
186,025
Materials and Processing ........................................................
264,842
Producer Durables ..................................................................
286,644
Technology ..............................................................................
318,808
Utilities ...................................................................................
125,263
Preferred Stocks
Consumer Discretionary ..........................................................
11,455
Consumer Staples ...................................................................
3,600
Financial Services ...................................................................
8,607
Technology ..............................................................................
18,576
Warrants and Rights ....................................................................
44
Short-Term Investments ................................................................
102,852
Total Investments .................................................................... 2,670,933

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
92 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.0%
Australia - 5.0%
Atlas Arteria, Ltd. 1,230,774 6,692
Aurizon Holdings, Ltd. 1,056,375 2,977
Beach Energy, Ltd. 877,470 1,123
BHP Group, Ltd. 44 , 197 1,217
BHP Group, Ltd. - ADR 77 , 844 2,141
Fortescue Metals Group, Ltd. 410,057 5,271
Jupiter Mines, Ltd. 1,061,125 149
Mineral Resources, Ltd. 51,111 1,926
Newcrest Mining, Ltd. 23,719 323
Perenti Global, Ltd. 522,205 210
Qube Holdings, Ltd. 357,679 692
Rio Tinto, Ltd. - ADR 12,459 854
Sandfire Resources, Ltd. 286,819 917
South32, Ltd. Class B 440,322 1,176
Sunrise Energy Metals, Ltd.(Æ) 4,965 9
Transurban Group - ADR(Æ) 1,659,558 16,869
Woodside Energy Group, Ltd. 39 , 802 898
43,444
Austria - 0.3%
Mondi PLC 36,784 700
OMV AB 48,179 2,044
2,744
Bermuda - 0.0%
BW Energy, Ltd.(Æ) 629 2
China Water Affairs Group, Ltd. 415,320 375
377
Brazil - 1.6%
Adecoagro SA 179,457 1,472
CCR SA 497,810 1,250
Centrais Eletricas Brasileiras SA - ADR 39,766 356
Cia de Saneamento Basico do Estado de
Sao Paulo - ADR(Æ) 36,851 316
Cia Energetica de Minas Gerais - ADR 173,774 386
Enauta Participacoes SA 103,542 371
Petroleo Brasileiro SA 234,034 1,672
Petroleo Brasileiro SA - ADR 18,546 265
Sao Martinho SA 194,006 1,313
SLC Agricola SA 57,021 486
Suzano Papel e Celulose SA 173,750 1,622
Suzano SA - ADR 20,301 190
Ultrapar Participacoes SA - ADR 99,189 247
Vale SA 232,125 3,129
Vale SA Class B - ADR 65,235 878
13,953
Canada - 5.6%
Agnico Eagle Mines, Ltd. 7,790 335
Anaergia , Inc.(Æ) 74,862 549
ARC Resources, Ltd. 111,946 1,570
Barrick Gold Corp. 40,403 637
Canadian Natural Resources, Ltd. 14,192 784
Canadian Solar, Inc.(Æ) 136,534 5,037
Emera , Inc. 41,347 1,960
Enbridge, Inc. 164,270 7,377
Enerflex , Ltd. 88,543 408
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
First Quantum Minerals, Ltd. 117,002 2,138
Franco-Nevada Corp. Class T 9,445 1,209
Gibson Energy, Inc. 103 2
Imperial Oil, Ltd. 18,672 895
Ivanhoe Mines, Ltd. Class A(Æ) 336,610 2,092
Largo, Inc.(Æ) 122,538 933
Li-Cycle Holdings Corp.(Æ) 103,194 742
Nutrien , Ltd. 48,616 4,162
Pembina Pipeline Corp. 186,999 7,139
Suncor Energy, Inc. 20,606 699
TC Energy Corp.(Æ) 113,739 6,064
Teck Resources, Ltd. Class B 48,894 1,437
Tourmaline Oil Corp. 4,644 291
Vermilion Energy, Inc. 43,155 1,116
Westshore Terminals Investment Corp. 24,184 641
Wheaton Precious Metals Corp. 12,540 430
48,647
Chile - 0.7%
Antofagasta PLC 29,173 413
Sociedad Quimica y Minera de Chile
SA - ADR 52,967 5,210
5,623
China - 1.1%
Beijing Capital International Airport Co.,
Ltd. Class H(Æ) 378,000 223
China Gas Holdings, Ltd. 1,087,479 1,678
China Merchants Port Holdings Co., Ltd. 402,231 650
COSCO SHIPPING Ports, Ltd. 409,093 306
ENN Energy Holdings, Ltd. 58,212 953
Guanghui Energy Co., Ltd. Class A 206,400 300
Jiangsu Expressway Co., Ltd. Class H 2,371,962 2,071
Shenzhen Expressway Corp., Ltd. Class
H 630,000 582
Wilmar International, Ltd. 265,000 772
Xinjiang Goldwind Science &
Technology Co., Ltd. Class H 623,400 1,116
Zhejiang Expressway Co., Ltd. Class H 610,000 492
9,143
Colombia - 0.0%
Ecopetrol SA - ADR 8,955 96
Cyprus - 0.0%
Ros Agro PLC - GDR(Š) 66,112 —
Denmark - 0.8%
Drilling Co. of 1972 A/S (The)(Æ) 14,410 684
Orsted A/S Class A(Þ) 35,138 4,087
Vestas Wind Systems A/S 80,725 2,112
6,883
Finland - 0.3%
Neste OYJ 17,636 905
Stora Enso OYJ Class R 34,117 527
UPM- Kymmene OYJ 37,531 1,188
2,620

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 93
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
France - 3.0%
Aeroports de Paris(Æ) 32,138 4,436
Eiffage SA 13,495 1,266
Engie SA 20,900 259
Eramet SA 2,144 227
Gaztransport Et Technigaz SA 130 18
Getlink SE 537,510 10,749
Rubis SCA 45,779 1,120
TotalEnergies SE 57,977 2,957
Veolia Environnement SA 45,741 1,147
Vilmorin & Cie SA 11,761 486
Vinci SA 36,587 3,511
26,176
Germany - 0.2%
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 11,821 538
K+S AG 41,174 867
RWE AG 15,572 642
ThyssenKrupp AG - ADR(Æ) 8,043 50
2,097
Ghana - 1.0%
Kosmos Energy, Ltd.(Æ) 1,391,760 8,824
Hong Kong - 0.2%
China High Speed Transmission
Equipment Group Co., Ltd.(Æ) 1,073,000 698
Guangdong Investment, Ltd. 365,506 357
Shenzhen International Holdings, Ltd. 517,429 477
1,532
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC 244,503 1,797
India - 0.1%
Reliance Industries, Ltd. - GDR(Þ) 19,986 1,266
Ireland - 0.1%
Smurfit Kappa Group PLC 21,704 788
Israel - 0.4%
Delek Group, Ltd.(Æ) 2,687 410
Equital , Ltd.(Æ) 10,134 356
ICL Group, Ltd. 80,378 732
Israel Corp., Ltd. (The)(Æ) 2,643 1,174
Naphtha Israel Petroleum Corp., Ltd.(Æ) 56,274 352
3,024
Italy - 1.3%
Atlantia SpA 375,262 8,662
Enel SpA 152,873 772
Eni SpA - ADR 15,138 182
Infrastrutture Wireless Italiane SpA (Þ) 175,255 1,840
11,456
Japan - 0.9%
Ebara Corp. 28,800 1,131
Hitachi Zosen Corp. 2,500 16
Inpex Corp. 240,700 2,757
Japan Airport Terminal Co., Ltd.(Æ) 8,200 323
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Petroleum Exploration Co., Ltd. 21,500 567
JFE Holdings, Inc. 5,600 63
Kubota Corp. 15,000 249
Mitsubishi Materials Corp. 39,800 603
Nippon Steel Corp. 30,000 446
Nittetsu Mining Co., Ltd. 4,500 183
Sumitomo Metal Mining Co., Ltd. 21,500 684
Takuma Co., Ltd. 14,600 155
West Japan Railway Co. 8,100 297
7,474
Jersey - 1.0%
Amcor PLC 39,896 517
Glencore PLC 1,383,729 7,820
8,337
Luxembourg - 0.2%
ArcelorMittal SA(Æ) 37,979 933
Corp. America Airports SA(Æ) 98,028 518
1,451
Mexico - 1.6%
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 12,506 608
Grupo Aeroportuario del Pacifico SAB de
CV - ADR 8,851 1,195
Grupo Aeroportuario del Sureste SAB de
CV Class B 280,098 5,276
Grupo Aeroportuario del Sureste SAB de
CV - ADR 6,712 1,261
Grupo Mexico SAB de CV 1,018,715 4,028
Promotora y Operadora de
Infraestructura SAB de CV 138,547 999
13,367
Netherlands - 1.3%
OCI NV 3,438 119
Shell PLC 416,030 11,117
Technip Energies NV 20,026 237
11,473
New Zealand - 0.4%
Auckland International Airport, Ltd.(Æ) 683,315 3,212
Norway - 0.8%
Austevoll Seafood ASA 94,262 1,157
Borregaard ASA - ADR 22,679 406
BW Offshore, Ltd.(Æ) 50,269 141
DNO ASA 659,139 942
Equinor ASA Class N 94,353 3,629
Yara International ASA 6,497 277
6,552
Poland - 0.1%
Polskie Gornictwo Naftowe i
Gazownictwo SA(Æ) 782,341 1,167
Portugal - 0.4%
Galp Energia SGPS SA Class B 309,217 3,266

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
94 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Russia - 0.0%
Gazprom Neft PJSC(Æ)(Š) 172,926 —
Gazprom PJSC - ADR(Æ)(Š) 352,154 —
Lukoil PJSC - ADR(Æ)(Š) 38,257 —
MMC Norilsk Nickel PJSC - ADR(Æ)(Š) 178,981 —
Novatek PJSC - GDR(Æ)(Š) 9,320 —
PhosAgro PJSC Depositary Receipt(Æ)
(Š) 36,039 —
Polyus PJSC - GDR(Æ)(Š) 3,557 —
Rosneft Oil Co. PJSC(Æ)(Š) 97,843 —
Tatneft PJSC - ADR(Æ)(Š) 22,237 —
—
South Africa - 0.5%
African Rainbow Minerals, Ltd. 51,514 726
AngloGold Ashanti, Ltd. - ADR 14,459 213
Gold Fields, Ltd. - ADR 23,465 216
Impala Platinum Holdings, Ltd. 161,915 1,805
Sasol, Ltd. - ADR(Æ) 21,624 455
Sibanye Stillwater, Ltd. 381,035 938
Thungela Resources, Ltd. 7,364 130
4,483
South Korea - 0.1%
POSCO Holdings, Inc. 3,313 621
Young Poong Corp. 760 322
943
Spain - 2.4%
Aena SME SA(Æ)(Þ) 97,302 12,304
Iberdrola SA 616,659 6,570
Repsol SA - ADR 125,226 1,562
20,436
Sweden - 0.2%
Svenska Cellulosa AB SCA Class B 94,077 1,377
Switzerland - 0.7%
Flughafen Zurich AG(Æ) 31,008 5,154
Gurit Holding AG 3,160 384
SIG Group AG(Æ) 25,243 660
6,198
Thailand - 0.1%
PTT Exploration & Production PCL 231,000 1,039
PTT PCL 247,800 235
1,274
United Kingdom - 2.0%
Anglo American PLC 65,927 2,381
BP PLC 1,011,169 4,953
Central Asia Metals PLC 45,010 137
EnQuest PLC(Æ) 1,644,647 580
Ferrexpo PLC 331,166 599
Genuit Group PLC 36,210 188
Harbour Energy PLC 24,648 111
National Grid PLC 202,182 2,791
Scottish & Southern Energy PLC 169,831 3,654
Serica Energy PLC 122,044 565
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Severn Trent PLC Class H 42,913 1,541
17,500
United States - 59.4%
Aemetis , Inc.(Æ) 112,175 824
AGCO Corp. 22,813 2,485
Agree Realty Corp.(ö) 112,611 8,963
Albemarle Corp. 2,630 643
Alcoa Corp. 5,313 270
Alexander & Baldwin, Inc.(ö) 20,622 411
Alexandria Real Estate Equities, Inc.(ö) 16,207 2,687
Alliant Energy Corp. 38,123 2,323
Alpine Income Property Trust, Inc.(ö) 49,678 927
Ameresco , Inc. Class A(Æ) 84,432 4,831
American Campus Communities, Inc.(ö) 36,949 2,414
American Electric Power Co., Inc. 9,070 894
American Homes 4 Rent Class A(ö) 221,026 8,372
American Tower Corp.(ö) 7,057 1,911
American Water Works Co., Inc. 5,961 927
Americold Realty Trust, Inc.(ö) 19,809 649
Apartment Income REIT Corp.(ö) 102,252 4,636
Apple Hospitality REIT, Inc.(ö) 151,123 2,521
Archer-Daniels-Midland Co. 16,121 1,334
Atmos Energy Corp. 4,584 556
AvalonBay Communities, Inc.(ö) 57,607 12,324
Avery Dennison Corp. 2,165 412
Avista Corp. 5,807 245
Boston Properties, Inc.(ö) 89,031 8,116
Brixmor Property Group, Inc.(ö) 49,787 1,154
Camden Property Trust(ö) 8,255 1,165
Centennial Resource Development, Inc.
Class A(Æ) 20,008 133
CenterPoint Energy, Inc. 74,571 2,363
CF Industries Holdings, Inc. 2,899 277
Cheniere Energy, Inc. 75,576 11,305
Chevron Corp. 13,269 2,173
Civitas Resources, Inc. 12,673 747
Clean Energy Fuels Corp.(Æ) 493,955 3,201
Cleveland-Cliffs, Inc.(Æ) 15,299 271
CNX Resources Corp.(Æ) 22,415 387
ConocoPhillips Co. 13,303 1,296
Consolidated Edison, Inc. 8,593 853
Constellation Energy Corp. 9,845 651
Corteva , Inc. 21,042 1,211
Cousins Properties, Inc.(ö) 4,864 150
Crown Castle International Corp.(ö) 4,954 895
CSX Corp. 41,556 1,344
CubeSmart (ö) 15,152 695
Darling Ingredients, Inc.(Æ) 62,805 4,351
Deere & Co. 2,372 814
DiamondRock Hospitality Co.(ö) 27,431 255
Digital Realty Trust, Inc.(ö) 104,366 13,823
Dominion Energy, Inc. 108,844 8,923
DT Midstream, Inc. 59,857 3,294
DTE Energy Co. 2,635 343
Duke Energy Corp. 14,515 1,596
Duke Realty Corp.(ö) 109,946 6,878
EastGroup Properties, Inc.(ö) 41,845 7,136
Edison International 2,654 180
Entergy Corp. 22,840 2,630

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 95
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Enterprise Products Partners, LP 28,820 770
EOG Resources, Inc. 8,795 978
EPR Properties(ö) 5,032 271
Equinix , Inc.(Æ)(ö) 24,285 17,090
Equity LifeStyle Properties, Inc. Class
A(ö) 37,240 2,738
Equity Residential(ö) 52,692 4,131
Essential Properties Realty Trust, Inc.(ö) 205,514 4,957
Essex Property Trust, Inc.(ö) 9,185 2,632
Evergy , Inc. 16,181 1,105
Eversource Energy(Æ) 17,417 1,537
Exelon Corp. 57,043 2,652
Extra Space Storage, Inc.(ö) 21,172 4,013
Exxon Mobil Corp. 32,569 3,157
Farmland Partners, Inc.(ö) 34,149 507
Federal Realty Investment Trust(Æ) 2,601 275
First Industrial Realty Trust, Inc.(ö) 82,734 4,298
First Solar, Inc.(Æ) 8,213 814
FirstEnergy Corp. 56,257 2,312
FMC Corp. 7,889 876
Freeport-McMoRan, Inc. 108,472 3,422
Gaming and Leisure Properties, Inc.(ö) 44,116 2,294
GrafTech International, Ltd. 57,015 439
Green Plains, Inc.(Æ) 53,876 1,941
Halliburton Co. 31,579 925
Healthcare Realty Trust, Inc.(ö) 198,842 5,220
Healthpeak Properties, Inc.(ö) 168,983 4,669
Hess Corp. 28,706 3,229
Host Hotels & Resorts, Inc.(ö) 56,029 998
Hudson Pacific Properties, Inc.(ö) 59,339 892
Hyatt Hotels Corp. Class A(Æ) 14,044 1,162
Independence Realty Trust, Inc.(ö) 139,704 3,101
Invitation Homes, Inc.(ö) 98,778 3,855
Iron Mountain, Inc.(ö) 13,139 637
Kilroy Realty Corp.(ö) 65,065 3,525
Kimco Realty Corp.(ö) 363,574 8,039
Kinder Morgan, Inc. 262,246 4,718
Kite Realty Group Trust(ö) 232,879 4,632
Lamar Advertising Co. Class A(ö) 7,259 734
Laredo Petroleum, Inc.(Æ) 7,169 636
Life Storage, Inc.(Æ)(ö) 70,211 8,839
Livent Corp.(Æ) 114,978 2,862
Magellan Midstream Partners, LP 10,603 546
Magnolia Oil & Gas Corp.(Æ) 85,219 2,056
Medical Properties Trust, Inc.(ö) 71,406 1,231
Mid-America Apartment Communities,
Inc.(ö) 56,352 10,466
Montauk Renewables, Inc.(Æ) 24,967 299
Mosaic Co. (The) 73,942 3,894
National Retail Properties, Inc.(ö) 2,618 125
NETSTREIT Corp.(ö) 101,343 2,078
Newmont Corp. 21,364 967
NexPoint Residential Trust, Inc.(ö) 8,489 565
NextEra Energy, Inc. 188,712 15,943
NexTier Oilfield Solutions, Inc.(Æ) 66,298 661
NiSource, Inc. 31,808 967
Norfolk Southern Corp. 3,128 786
Nucor Corp. 8,157 1,108
Omega Healthcare Investors, Inc.(ö) 37,063 1,149
ONEOK, Inc. 11,060 661
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ovintiv , Inc. 9,708 495
Paramount Group, Inc.(ö) 37,793 297
Park Hotels & Resorts, Inc.(ö) 116,679 1,819
Pebblebrook Hotel Trust(ö) 28,700 561
Phillips 66 640 57
Pinnacle West Capital Corp. 12,745 936
Pioneer Natural Resources Co. 3,888 921
PNM Resources, Inc. 17,363 838
Portland General Electric Co. 8,886 456
Potlatch Corp.(ö) 10,449 512
PPL Corp. 61,646 1,793
Prologis, Inc.(ö) 212,811 28,209
ProPetro Holding Corp.(Æ) 73,657 775
Public Service Enterprise Group, Inc. 11,268 740
Public Storage(ö) 52,469 17,126
Rayonier, Inc.(ö) 12,312 465
Realty Income Corp.(ö) 190,030 14,060
Regal Rexnord Corp. 3,044 409
Regency Centers Corp.(ö) 18,334 1,181
Reliance Steel & Aluminum Co. 1,306 248
Republic Services, Inc. Class A 20,998 2,912
Retail Opportunity Investments Corp.(ö) 12,311 215
REX American Resources Corp.(Æ) 5,827 556
Rexford Industrial Realty, Inc.(ö) 39,322 2,572
Ryman Hospitality Properties, Inc.(Æ)(ö) 70,218 6,217
Sabra Health Care REIT, Inc.(ö) 139,828 2,152
Safehold , Inc.(Æ) 5,871 250
SBA Communications Corp.(ö) 11,738 3,942
Sealed Air Corp. 3,575 219
Select Energy Services, Inc. Class A(Æ) 53,353 399
Sempra Energy 53,338 8,843
Service Properties(ö) 37,197 243
Simon Property Group, Inc.(ö) 49,656 5,395
SITE Centers Corp.(ö) 167,594 2,449
SL Green Realty Corp.(ö) 12,882 640
SolarEdge Technologies, Inc.(Æ) 15,159 5,459
Southern Co. (The) 23,789 1,829
Southwestern Energy Co.(Æ) 40,314 285
STAG Industrial, Inc.(ö) 9,099 298
Steel Dynamics, Inc. 3,541 276
STORE Capital Corp.(ö) 13,652 396
Sun Communities, Inc.(ö) 22,785 3,736
Sunrun , Inc.(Æ) 210,346 6,877
Sunstone Hotel Investors, Inc.(Æ)(ö) 93,722 1,062
Talos Energy, Inc.(Æ) 34,821 660
Targa Resources Corp. 84,066 5,810
Terreno Realty Corp.(ö) 14,094 883
UDR, Inc.(ö) 28,253 1,367
UGI Corp. 11,598 501
Union Pacific Corp. 4,120 936
Ventas, Inc.(ö) 215,065 11,566
Veris Residential, Inc.(Æ)(ö) 26,987 376
VICI Properties, Inc.(ö) 411,643 14,074
Vornado Realty Trust(ö) 8,065 245
W&T Offshore, Inc.(Æ) 64,914 323
WEC Energy Group, Inc.(Æ) 7,874 817
Welltower , Inc.(ö) 168,626 14,559
Weyerhaeuser Co.(ö) 54,876 1,993
Williams Cos., Inc. (The) 46,843 1,597
WP Carey, Inc.(ö) 74,340 6,639

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
96 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Xcel Energy, Inc. 82,061 6,005
Zurn Water Solutions Corp. 13,656 395
513,419
Total Common Stocks
(cost $660,364) 812,419
Preferred Stocks - 1.2%
Brazil - 1.2%
Bradespar SA
32.222% (Ÿ) 1,400,880 6,087
Petroleo Brasileiro SA
34.398% (Ÿ) 693,487 4,577
10,664
Russia - 0.0%
Surgutneftegas OJSC
16.305% (Æ)(Š) (Ÿ) 1,385,000 —
Tatneft PJSC
10.255% (Æ)(Š) (Ÿ) 281,695 —
—
Total Preferred Stocks
(cost $13,723) 10,664
Short-Term Investments - 4.0%
United States - 4.0%
U.S. Cash Management Fund(@) 34,853,282 (∞) 34,839
Total Short-Term Investments
(cost $34,840) 34,839
Total Investments - 99.2%
(identified cost $708,927) 857,922
Other Assets and Liabilities, Net
- 0.8%
6,701
Net Assets - 100.0%
864,623

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 97
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.3%
Aena SME SA 08/25/20 EUR 97,302 162 .85 15,844
12,304
Infrastrutture Wireless Italiane SpA 05/11/22 EUR 175,255 11 .41 2,000
1,840
Orsted A/S 06/27/22 DKK 35,138 120 .34 4,229
4,087
Reliance Industries, Ltd. 06/11/22 INR 19,986 58 .75 1,174
1,266
19,497
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 121 USD 25,008 09/22 1,631
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,631
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ 269 $ 43,175 $ —
$ —
$ 43,444
Austria — 2,744 —
—
2,744
Bermuda — 377 —
—
377
Brazil 13,953 — —
—
13,953
Canada 48,647 — —
—
48,647
Chile 5,210 413 —
—
5,623
China — 9,143 —
—
9,143
Colombia 96 — —
—
96
Cyprus — — —
—
—
Denmark — 6,883 —
—
6,883
Finland — 2,620 —
—
2,620
France — 26,176 —
—
26,176
Germany — 2,097 —
—
2,097
Ghana 8,824 — —
—
8,824
Hong Kong — 1,532 —
—
1,532
Hungary — 1,797 —
—
1,797
India — 1,266 —
—
1,266
Ireland — 788 —
—
788
Israel — 3,024 —
—
3,024

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
98 Tax-Managed Real Assets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Italy — 11,456 —
—
11,456
Japan — 7,474 —
—
7,474
Jersey 517 7,820 —
—
8,337
Luxembourg 518 933 —
—
1,451
Mexico 13,367 — —
—
13,367
Netherlands — 11,473 —
—
11,473
New Zealand — 3,212 —
—
3,212
Norway — 6,552 —
—
6,552
Poland — 1,167 —
—
1,167
Portugal — 3,266 —
—
3,266
Russia — — —
—
—
South Africa 429 4,054 —
—
4,483
South Korea — 943 —
—
943
Spain — 20,436 —
—
20,436
Sweden — 1,377 —
—
1,377
Switzerland — 6,198 —
—
6,198
Thailand — 1,274 —
—
1,274
United Kingdom — 17,500 —
—
17,500
United States 513,419 — —
—
513,419
Preferred Stocks 10,664 — — — 10,664
Short-Term Investments — — — 34,839 34,839
Total Investments 615,913 207,170 — 34,839 857,922
Other Financial Instruments
Assets
Futures Contracts 1,631 — — — 1,631
Total Other Financial Instruments
*
$ 1,631 $ — $ — $ — $ 1,631
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2022, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2022, were less than 1% of net assets.

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 99
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
1,162
Consumer Staples ...................................................................
4,449
Energy ....................................................................................
107,563
Financial Services ...................................................................
335,952
Materials and Processing ........................................................
105,395
Producer Durables ..................................................................
99,000
Technology ..............................................................................
1,697
Utilities ...................................................................................
157,201
Preferred Stocks
Energy ....................................................................................
4,577
Financial Services ...................................................................
6,087
Short-Term Investments ................................................................
34,839
Total Investments .................................................................... 857,922

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
100 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 87.2%
Asset-Backed Securities - 3.4%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A3
7.250% due 02/25/38 (~)(Ê)(Þ) 691 554
CLI Funding VI LLC
Series 2020-1A Class A
2.080% due 09/18/45 (Þ) 808 733
Commonbond Student Loan Trust
Series 2017-AGS Class C
5.280% due 05/25/41 (Þ) 57 57
Series 2020-AGS Class B
3.160% due 08/25/50 (Þ) 102 99
Series 2021-AGS Class B
1.400% due 03/25/52 (Þ) 298 268
DB Master Finance LLC
Series 2019-1A Class A23
4.352% due 05/20/49 (Þ) 389 375
Series 2019-1A Class A2II
4.021% due 05/20/49 (Þ) 195 188
Domino's Pizza Master Issuer LLC
Series 2019-1A Class A2
3.668% due 10/25/49 (Þ) 926 855
Series 2021-1A Class A2II
3.151% due 04/25/51 (Þ) 593 518
ELFI Graduate Loan Program
Series 2020-A Class A
1.730% due 08/25/45 (Þ) 124 114
GoodLeap Sustainable Home Solutions
Trust
Series 2021-3CS Class A
2.100% due 05/20/48 (Þ) 1,335 1,165
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 854 828
Series 2018-1A Class B
7.710% due 07/20/48 (Þ) 661 637
Series 2020-AA Class A
2.980% due 06/20/47 (Þ) 389 360
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 500 481
Marlette Funding Trust
Series 2018-4A Class C
4.910% due 12/15/28 (Þ) 293 292
Series 2021-1A Class C
1.410% due 06/16/31 (Þ) 900 849
Mosaic Solar Loan Trust
Series 2018-2GS Class A
4.200% due 02/22/44 (Þ) 203 198
Series 2018-2GS Class B
4.740% due 02/22/44 (Þ) 154 150
Series 2020-1A Class B
3.100% due 04/20/46 (Þ) 276 259
Series 2020-2A Class B
2.210% due 08/20/46 (Þ) 309 277
Series 2021-1A Class B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.050% due 12/20/46 (Þ) 766 675
Series 2021-2A Class B
2.090% due 04/22/47 (Þ) 460 412
Navient Private Education Refi Loan
Trust
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 260 242
Series 2021-A Class B
2.240% due 05/15/69 (Þ) 450 379
Palmer Square CLO, Ltd.
Series 2012-3 Class E
1.000% due 01/15/35 (USD 3 Month
LIBOR + 6.150%)(Ê)(Þ) 500 448
Primose Funding LLC
Series 2019-1A Class A2
4.475% due 07/30/49 (Þ) 975 931
SoFi Alternative Trust
Series 2019-F Class PT1
2.825% due 02/15/45 (~)(Ê)(Þ) 363 350
SoFi Consumer Loan Program Trust
Series 2018-3 Class C
4.670% due 08/25/27 (Þ) 270 270
SoFi Professional Loan Program LLC
Series 2017-D Class BFX
3.610% due 09/25/40 (Þ) 400 389
Series 2017-E Class B
3.490% due 11/26/40 (Þ) 500 487
Series 2019-B Class BFX
3.730% due 08/17/48 (Þ) 600 567
Series 2019-C Class BFX
3.050% due 11/16/48 (Þ) 1,000 919
SoFi Professional Loan Program Trust
Series 2017-B Class CFX
4.440% due 05/25/40 (~)(Ê)(Þ) 425 421
Series 2017-C Class C
4.210% due 07/25/40 (~)(Ê)(Þ) 424 416
Series 2018-B Class BFX
3.830% due 08/25/47 (Þ) 850 823
Series 2018-D Class R1
0.000% due 02/25/48 (Š)(Þ) 43 466
Series 2020-C Class BFX
3.360% due 02/15/46 (Þ) 600 560
SolarCity Corp.
Series 2017-2A Class B
6.990% due 02/20/48 (Þ) 1,000 928
Sonic Capital LLC
Series 2020-1A Class A2I
3.845% due 01/20/50 (Þ) 539 504
Series 2021-1A Class A2II
0.000% due 08/20/51 (Þ) 595 475
Sunnova Helios Issuer LLC
Series 2020-2A Class A
2.730% due 11/01/55 (Þ) 338 289
Sunnova Sol III Issuer LLC
Series 2021-1 Class A
2.580% due 04/28/56 (Þ) 851 750
Sunrun Xanadu Issuer
Series 2019-1A Class A

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 101
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.980% due 06/30/54 (Þ) 461 443
Wendy's Funding LLC
Series 2018-1A Class A2II
3.884% due 03/15/48 (Þ) 478 456
Whirlpool Corp.
Series 2021-1A Class D
2.900% due 01/20/35 (USD 3 Month
LIBOR + 2.900%)(Ê)(Þ) 250 229
22,086
Corporate Bonds and Notes - 32.6%
7-Eleven, Inc.
0.800% due 02/10/24 (Þ) 333 318
Acuris Finance US, Inc. / Acuris
Finance SARL
5.000% due 05/01/28 (Þ) 556 467
AdaptHealth LLC
4.625% due 08/01/29 (Þ) 368 329
5.125% due 03/01/30 (Þ) 1,053 966
African Export-Import Bank (The)
Series REGS
3.798% due 05/17/31 643 521
AHP Health Partners, Inc.
5.750% due 07/15/29 (Þ) 186 138
Air Methods Corp.
8.000% due 05/15/25 (Þ) 282 188
Aircastle, Ltd.
4.250% due 06/15/26 302 283
Albertsons Cos. LLC / Safeway, Inc. /
New Albertsons, LP / Albertson's LLC
4.625% due 01/15/27 (Þ) 291 275
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/25 309 306
Alliance Data Systems Corp.
4.750% due 12/15/24 (Þ) 350 324
Alliance Resource Partners, LP
7.500% due 05/01/25 (Þ) 271 268
Allied Universal Holdco LLC / Allied
Universal Finance Corp.
6.625% due 07/15/26 (Þ) 277 268
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 296 292
Alta Equipment Group, Inc.
5.625% due 04/15/26 (Þ) 490 411
Altria Group, Inc.
2.350% due 05/06/25 85 82
5.800% due 02/14/39 213 202
AMC Entertainment Holdings, Inc.
10.000% due 06/15/26 (Þ) 396 313
American Airlines Group, Inc.
11.750% due 07/15/25 (Þ) 325 361
5.500% due 04/20/26 (Þ) 892 877
5.750% due 04/20/29 (Þ) 343 328
American Builders & Contractors Supply
Co., Inc.
3.875% due 11/15/29 (Þ) 1,000 855
American Finance Trust, Inc. / American
Finance Operating Partner, LP
4.500% due 09/30/28 (Þ) 326 262
American Homes 4 Rent, LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 02/15/28 261 256
American International Group, Inc.
Series A-9
5.750% due 04/01/48 (USD 3 Month
LIBOR + 2.868%)(Ê) 301 275
American Tower Corp.
3.375% due 05/15/24 296 293
Apache Corp.
4.375% due 10/15/28 621 579
5.100% due 09/01/40 140 125
4.750% due 04/15/43 118 97
5.350% due 07/01/49 824 687
Apollo Commercial Real Estate Finance,
Inc.
4.625% due 06/15/29 (Þ) 316 249
Apollo Management Holdings, LP
4.950% due 01/14/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.266%)(Ê)(Þ) 274 237
Apple, Inc.
2.500% due 02/09/25 295 292
Applied Materials, Inc.
5.100% due 10/01/35 249 276
Aramark Services, Inc.
5.000% due 02/01/28 (Þ) 354 346
Arconic Corp.
6.125% due 02/15/28 (Þ) 1,000 999
Arcosa, Inc.
4.375% due 04/15/29 (Þ) 162 144
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series 144a
5.250% due 08/15/27 (Þ) 361 275
Ares Capital Corp.
3.250% due 07/15/25 156 147
AvalonBay Communities, Inc.
Series GMTN
4.200% due 12/15/23 315 318
Avantor, Inc.
4.625% due 07/15/28 (Þ) 358 345
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 282 280
Avient Corp.
7.125% due 08/01/30 (Þ) 373 384
Axalta Coating Systems LLC / Axalta
Coating Systems Dutch Holding B BV
4.750% due 06/15/27 (Þ) 288 275
Ball Corp.
4.000% due 11/15/23 259 258
Bank of America Corp.
Series MTN
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 214 204
Barings BDC, Inc.
3.300% due 11/23/26 (Þ) 331 288
Bausch Health Cos., Inc.
6.250% due 02/15/29 (Þ) 623 333
5.250% due 02/15/31 (Þ) 1,059 543
BBVA USA

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
102 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 08/27/24 292 286
BCPE Ulysses Intermediate, Inc.
7.750% due 04/01/27 (Þ) 835 583
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 258 264
Berkshire Hathaway Finance Corp.
1.850% due 03/12/30 332 294
Berry Global, Inc.
5.625% due 07/15/27 (Þ) 224 226
Series WI
0.950% due 02/15/24 332 315
Blackstone Mortgage Trust, Inc.
3.750% due 01/15/27 (Þ) 311 277
Boardwalk Pipelines, LP
4.800% due 05/03/29 178 176
Booz Allen Hamilton Holding Corp.
3.875% due 09/01/28 (Þ) 324 307
Boxer Parent Co., Inc.
9.125% due 03/01/26 (Þ) 931 889
Boyd Gaming Corp.
4.750% due 06/15/31 (Þ) 1,000 920
Series WI
4.750% due 12/01/27 344 331
Brightsphere Investment Group, Inc.
4.800% due 07/27/26 298 275
Brown & Brown, Inc.
4.200% due 09/15/24 301 301
Buckeye Partners, LP
3.950% due 12/01/26 466 434
4.125% due 12/01/27 215 197
5.850% due 11/15/43 227 166
5.600% due 10/15/44 126 93
Builders FirstSource, Inc.
5.000% due 03/01/30 (Þ) 385 357
Cablevision Lightpath LLC
5.625% due 09/15/28 (Þ) 326 263
Caesars Entertainment, Inc.
4.625% due 10/15/29 (Þ) 158 134
Calpine Corp.
5.125% due 03/15/28 (Þ) 300 282
Capital One Financial Corp.
3.750% due 04/24/24 290 289
Carlyle Holdings II Finance LLC
5.625% due 03/30/43 (Þ) 256 247
Carnival Corp.
5.750% due 03/01/27 (Þ) 1,073 860
Carriage Purchaser, Inc.
7.875% due 10/15/29 (Þ) 744 518
Carriage Services, Inc.
4.250% due 05/15/29 (Þ) 1,000 870
Carrier Global Corp.
Series WI
2.242% due 02/15/25 302 292
Carvana Co.
5.625% due 10/01/25 (Þ) 244 186
CBL & Associates HoldCo II LLC
5.950% due 12/15/26 (Š)(Æ)(Ø) 475 —
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CBRE Services, Inc.
4.875% due 03/01/26 284 290
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.750% due 03/01/30 (Þ) 642 584
4.250% due 01/15/34 (Þ) 1,872 1,547
Series DMTN
5.000% due 02/01/28 (Þ) 321 310
Celanese US Holdings LLC
6.379% due 07/15/32 650 668
Centene Corp.
Series WI
4.625% due 12/15/29 565 557
CenturyLink, Inc.
5.125% due 12/15/26 (Þ) 788 718
Series G
6.875% due 01/15/28 190 175
Series P
7.600% due 09/15/39 177 143
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.908% due 07/23/25 269 273
Cheniere Energy Partners, LP
Series WI
4.500% due 10/01/29 426 413
Cheniere Energy, Inc.
Series WI
4.625% due 10/15/28 357 348
Chevron Corp.
1.554% due 05/11/25 313 301
0.687% due 08/12/25 336 312
CHS/Community Health Systems, Inc.
6.875% due 04/01/28 (Þ) 276 153
6.000% due 01/15/29 (Þ) 1,500 1,309
6.125% due 04/01/30 (Þ) 340 182
5.250% due 05/15/30 (Þ) 200 168
4.750% due 02/15/31 (Þ) 654 526
Cisco Systems, Inc.
3.625% due 03/04/24 285 288
Citigroup, Inc.
6.125% due 08/25/36 237 264
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/29 (Þ) 179 181
8.750% due 04/15/30 (Þ) 600 572
Coinbase Global, Inc.
3.375% due 10/01/28 (Þ) 336 216
3.625% due 10/01/31 (Þ) 272 161
Colt Merger Sub, Inc.
5.750% due 07/01/25 (Þ) 281 281
6.250% due 07/01/25 (Þ) 771 769
8.125% due 07/01/27 (Þ) 507 507
Comcast Corp.
3.700% due 04/15/24 314 317
CommScope Technologies LLC
5.000% due 03/15/27 (Þ) 273 224
Compass Group Diversified Holdings
LLC

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 103
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 04/15/29 (Þ) 333 294
Condor Merger Sub, Inc.
7.375% due 02/15/30 (Þ) 967 849
Consensus Cloud Solutions, Inc.
6.000% due 10/15/26 (Þ) 887 816
6.500% due 10/15/28 (Þ) 136 121
Consolidated Communications Holdings,
Inc.
5.000% due 10/01/28 (Þ) 517 408
Constellation Merger Sub, Inc.
8.500% due 09/15/25 (Þ) 292 257
CoreLogic, Inc.
4.500% due 05/01/28 (Þ) 311 240
CoStar Group, Inc.
2.800% due 07/15/30 (Þ) 323 273
Costco Wholesale Corp.
2.750% due 05/18/24 316 314
Coty, Inc. / HFC Prestige Products, Inc. /
HFC Prestige International US LLC
4.750% due 01/15/29 (Þ) 979 889
Covanta Holding Corp.
5.000% due 09/01/30 331 289
CPI CG, Inc.
8.625% due 03/15/26 (Þ) 289 279
CQP Holdco, LP / BIP-V Chinook
Holdco LLC
5.500% due 06/15/31 (Þ) 1,138 1,078
Credit Acceptance Corp.
5.125% due 12/31/24 (Þ) 242 232
Crown Americas LLC / Crown Americas
Capital Corp. V
Series WI
4.250% due 09/30/26 224 218
Crown Castle International Corp.
3.200% due 09/01/24 299 296
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 452 488
CSC Holdings LLC
Series 144a
4.625% due 12/01/30 (Þ) 743 565
Curo Group Holdings Corp.
7.500% due 08/01/28 (Þ) 647 440
Cushman & Wakefield U.S. Borrower
LLC
6.750% due 05/15/28 (Þ) 265 262
CVR Energy, Inc.
5.250% due 02/15/25 (Þ) 783 749
5.750% due 02/15/28 (Þ) 402 364
Daimler Trucks Finance NA LLC
1.625% due 12/13/24 (Þ) 305 288
Danaher Corp.
4.375% due 09/15/45 271 263
Darling Ingredients, Inc.
6.000% due 06/15/30 (Þ) 190 197
DCP Midstream Operating, LP
8.125% due 08/16/30 289 314
6.450% due 11/03/36 (Þ) 83 83
6.750% due 09/15/37 (Þ) 101 100
5.600% due 04/01/44 165 143
Delek Logistics Partners, LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
6.750% due 05/15/25 275 262
Delta Air Lines, Inc.
2.900% due 10/28/24 799 760
Deutsche Bank AG
4.875% due 12/01/32 (USD ICE Swap
Rate NY 5 Year Rate + 2.553%)(Ê) 622 537
DH Europe Finance II SARL
Series 5YR
2.200% due 11/15/24 320 310
DIRECTV Holdings LLC / DIRECTV
Financing Co., Inc.
5.875% due 08/15/27 (Þ) 1,948 1,815
DISH DBS Corp.
5.250% due 12/01/26 (Þ) 220 190
5.750% due 12/01/28 (Þ) 57 46
Series WI
5.875% due 11/15/24 100 92
7.750% due 07/01/26 892 740
7.375% due 07/01/28 225 160
DISH Network Corp.
Series NCd
3.375% due 08/15/26 947 674
DPL, Inc.
Series WI
4.350% due 04/15/29 148 136
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 139 152
Duke Energy Corp.
0.900% due 09/15/25 339 312
El Paso Natural Gas Co. LLC
8.375% due 06/15/32 175 211
Elevance Health, Inc.
4.850% due 08/15/54 261 259
Embarq Corp.
7.995% due 06/01/36 533 438
Emergent BioSolutions, Inc.
3.875% due 08/15/28 (Þ) 839 637
Enact Holdings, Inc.
6.500% due 08/15/25 (Þ) 225 227
Enbridge Energy Partners, LP
7.375% due 10/15/45 192 238
EnLink Midstream LLC
5.375% due 06/01/29 9 9
EnLink Midstream Partners, LP
4.400% due 04/01/24 78 78
4.850% due 07/15/26 59 58
5.600% due 04/01/44 782 608
5.050% due 04/01/45 89 66
5.450% due 06/01/47 240 183
Enstar Finance LLC
5.750% due 09/01/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.468%)(Ê) 282 263
Entegris, Inc.
5.950% due 06/15/30 (Þ) 1,227 1,218
Enterprise Products Operating LLC
3.125% due 07/31/29 316 295
EPR Properties Co.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
104 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 12/15/26 309 291
EQM Midstream Partners, LP
6.000% due 07/01/25 (Þ) 60 60
6.500% due 07/01/27 (Þ) 669 670
4.500% due 01/15/29 (Þ) 217 194
7.500% due 06/01/30 (Þ) 313 322
4.750% due 01/15/31 (Þ) 195 176
Series 10Y
5.500% due 07/15/28 358 338
Series 30Y
6.500% due 07/15/48 324 272
Equities Corp.
7.000% due 02/01/30 129 141
Exelon Corp.
Series WI
3.950% due 06/15/25 307 308
Exxon Mobil Corp.
2.992% due 03/19/25 312 311
First Student Bidco, Inc.
4.000% due 07/31/29 (Þ) 615 543
FirstEnergy Corp.
Series B
3.900% due 07/15/27 1,605 1,572
Series C
4.850% due 07/15/47 55 49
3.400% due 03/01/50 527 393
FirstEnergy Transmission LLC
4.350% due 01/15/25 (Þ) 317 315
Ford Holdings LLC
9.300% due 03/01/30 308 347
Ford Motor Co.
4.346% due 12/08/26 1,081 1,062
4.750% due 01/15/43 571 470
7.400% due 11/01/46 90 92
5.291% due 12/08/46 589 506
Ford Motor Credit Co. LLC
3.021% due 03/06/24 900 915
3.664% due 09/08/24 625 606
4.687% due 06/09/25 868 862
4.134% due 08/04/25 200 197
3.375% due 11/13/25 586 559
4.542% due 08/01/26 540 525
4.125% due 08/17/27 327 310
5.113% due 05/03/29 806 784
Forestar Group, Inc.
3.850% due 05/15/26 (Þ) 303 268
Frontier Communications Corp.
5.000% due 05/01/28 (Þ) 942 885
6.000% due 01/15/30 (Þ) 153 129
Series E
6.860% due 02/01/28 350 333
FS KKR Capital Corp.
4.125% due 02/01/25 276 265
Garden Spinco Corp.
8.625% due 07/20/30 (Þ) 1,240 1,302
Gartner, Inc.
4.500% due 07/01/28 (Þ) 358 345
Gates Global LLC / Gates Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.250% due 01/15/26 (Þ) 771 754
General Dynamics Corp.
3.250% due 04/01/25 300 301
Genesis Energy, LP / Genesis Energy
Finance Corp.
5.625% due 06/15/24 425 409
6.500% due 10/01/25 711 689
8.000% due 01/15/27 367 360
Genting New York LLC
3.300% due 02/15/26 (Þ) 441 401
Genworth Holdings, Inc.
4.800% due 02/15/24 55 55
6.500% due 06/15/34 416 360
Georgia Power Co.
5.400% due 06/01/40 58 58
Getty Images, Inc.
9.750% due 03/01/27 (Þ) 1,135 1,073
GlaxoSmithKline Capital PLC
3.625% due 05/15/25 292 296
Global Net Lease, Inc.
3.750% due 12/15/27 (Þ) 1,223 1,072
Global Partners, LP / GLP Finance Corp.
Series WI
6.875% due 01/15/29 282 257
GLP Capital, LP / GLP Financing II, Inc.
5.250% due 06/01/25 250 248
Golub Capital BDC, Inc.
3.375% due 04/15/24 312 302
Graphic Packaging International LLC
3.500% due 03/15/28 (Þ) 366 338
Gray Television, Inc.
5.375% due 11/15/31 (Þ) 508 448
GrubHub, Inc.
5.500% due 07/01/27 (Þ) 320 218
GYP Holdings III Corp.
4.625% due 05/01/29 (Þ) 195 158
Hadrian Merger Sub, Inc.
8.500% due 05/01/26 (Þ) 270 255
Harvest Midstream I, LP
7.500% due 09/01/28 (Þ) 968 925
Hat Holdings I LLC
3.375% due 06/15/26 (Þ) 348 307
Hawaiian Brand Intellectual Property,
Ltd. / HawaiianMiles Loyalty, Ltd.
5.750% due 01/20/26 (Þ) 559 543
HC2 Holdings, Inc.
8.500% due 02/01/26 (Þ) 454 372
HCA, Inc.
7.690% due 06/15/25 74 79
4.500% due 02/15/27 175 174
5.625% due 09/01/28 3,500 3,628
3.500% due 09/01/30 1,500 1,369
7.500% due 11/15/95 46 50
Hecla Mining Co.
7.250% due 02/15/28 750 739
Hertz Corp. (The)
5.000% due 12/01/29 (Þ) 424 363
Hexcel Corp.
4.700% due 08/15/25 417 413

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 105
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
High Ridge Brands Co.
8.875% due 03/15/25 (Š)(Þ)(Æ)(Ø) 970 11
Hilcorp Energy I, LP / Hilcorp Finance
Co.
6.250% due 11/01/28 (Þ) 568 550
Hillenbrand, Inc.
4.500% due 09/15/26 442 430
Hilton Domestic Operating Co., Inc.
5.750% due 05/01/28 (Þ) 344 346
Hilton Grand Vacations, Inc.
4.875% due 07/01/31 (Þ) 309 260
Hilton Worldwide Finance LLC
Series WI
4.875% due 04/01/27 237 233
Holdco LLC
6.625% due 10/15/29 (Þ) 457 392
Hologic, Inc.
4.625% due 02/01/28 (Þ) 325 317
Home Depot, Inc. (The)
2.500% due 04/15/27 311 302
Howard Hughes Corp. (The)
5.375% due 08/01/28 (Þ) 356 333
Howmet Aerospace, Inc.
5.125% due 10/01/24 487 491
5.900% due 02/01/27 426 443
5.950% due 02/01/37 108 107
HSBC Holdings PLC
7.200% due 07/15/97 173 218
HUB International, Ltd.
7.000% due 05/01/26 (Þ) 440 434
Humana, Inc.
8.150% due 06/15/38 188 247
Huntington Bancshares, Inc.
Series WI
2.487% due 08/15/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.170%)(Ê) 315 246
Huntington Ingalls Industries, Inc.
Series WI
3.844% due 05/01/25 296 293
IBM Corp.
7.000% due 10/30/25 260 288
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
Series WI
4.750% due 09/15/24 840 824
6.250% due 05/15/26 888 882
5.250% due 05/15/27 792 760
iHeartCommunications, Inc.
8.375% due 05/01/27 800 722
Intrado Corp.
Series 0005
8.500% due 10/15/25 (Þ) 264 231
Invitation Homes, Inc.
2.300% due 11/15/28 342 294
IQVIA, Inc.
5.000% due 05/15/27 (Þ) 260 260
Iron Mountain, Inc.
4.875% due 09/15/29 (Þ) 448 411
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
iStar, Inc.
4.250% due 08/01/25 248 237
ITT Holdings LLC
6.500% due 08/01/29 (Þ) 950 816
JBS Investments II GmbH
3.625% due 01/15/32 (Þ) 653 544
JBS USA LUX SA / JBS USA Food Co. /
JBS USA Finance, Inc.
6.500% due 04/15/29 (Þ) 207 210
5.500% due 01/15/30 (Þ) 668 649
JC Penney Corp., Inc.
7.400% due 04/01/37 (Š)(Æ)(Ø) 281 —
Jefferson Capital Holdings LLC
6.000% due 08/15/26 (Þ) 763 674
KB Home
7.250% due 07/15/30 930 935
Kemper Corp.
4.350% due 02/15/25 288 288
Kennedy-Wilson, Inc.
4.750% due 03/01/29 345 304
Kinder Morgan Energy Partners, LP
7.500% due 11/15/40 203 235
Kite Realty Group Trust
4.000% due 03/15/25 276 271
Kraft Heinz Foods Co.
Series WI
3.000% due 06/01/26 301 291
L Brands, Inc.
6.950% due 03/01/33 140 117
6.750% due 07/01/36 152 138
Series WI
6.875% due 11/01/35 1,101 1,009
Laboratory Corp. of America Holdings
3.250% due 09/01/24 308 306
Ladder Capital Finance Holdings LLLP
5.250% due 10/01/25 (Þ) 251 237
Lamar Media Corp.
Series WI
3.750% due 02/15/28 361 339
Lamb Weston Holdings, Inc.
4.375% due 01/31/32 (Þ) 359 337
LCPR Senior Secured Financing
Designated Activity Co.
6.750% due 10/15/27 (Þ) 1,002 973
5.125% due 07/15/29 (Þ) 735 645
Lennar Corp.
4.500% due 04/30/24 306 307
Liberty Mutual Group, Inc.
7.800% due 03/15/37 (Þ) 51 59
Life Storage, LP
4.000% due 06/15/29 316 298
Live Nation Entertainment, Inc.
4.750% due 10/15/27 (Þ) 485 462
Lockheed Martin Corp.
Series B
6.150% due 09/01/36 217 262
Loews Corp.
6.000% due 02/01/35 169 190
LPL Holdings, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
106 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.625% due 11/15/27 (Þ) 231 224
Macy's Retail Holdings, Inc.
5.875% due 03/15/30 (Þ) 159 136
6.125% due 03/15/32 (Þ) 177 149
4.500% due 12/15/34 253 183
4.300% due 02/15/43 218 135
Magic Mergeco, Inc.
7.875% due 05/01/29 (Þ) 364 249
Main Street Capital Corp.
5.200% due 05/01/24 174 174
Markel Corp.
5.000% due 04/05/46 161 155
Marsh & McLennan Cos., Inc.
3.875% due 03/15/24 308 310
MasTec, Inc.
4.500% due 08/15/28 (Þ) 1,750 1,622
Mattel, Inc.
6.200% due 10/01/40 337 330
5.450% due 11/01/41 61 56
McDonald's Corp.
5.700% due 02/01/39 237 266
MGIC Investment Corp.
5.250% due 08/15/28 288 277
Mid-America Apartments, LP
3.750% due 06/15/24 313 312
Midas OpCo Holdings LLC
5.625% due 08/15/29 (Þ) 401 336
Midcap Financial Issuer Trust
6.500% due 05/01/28 (Þ) 874 803
Midcontinent Communications /
Midcontinent Finance Corp.
5.375% due 08/15/27 (Þ) 166 157
Midwest Gaming Borrower LLC /
Midwest Gaming Finance Corp.
4.875% due 05/01/29 (Þ) 850 776
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets, Ltd.
6.500% due 06/20/27 (Þ) 648 654
Millennium Escrow Corp.
6.625% due 08/01/26 (Þ) 952 747
Minerals Technologies, Inc.
5.000% due 07/01/28 (Þ) 296 271
MIWD Holdco II LLC / MIWD Finance
Corp.
5.500% due 02/01/30 (Þ) 497 421
Molina Healthcare, Inc.
4.375% due 06/15/28 (Þ) 183 176
3.875% due 11/15/30 (Þ) 360 333
3.875% due 05/15/32 (Þ) 750 689
Mondelez International, Inc.
1.500% due 05/04/25 314 298
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 313 286
Motiva Enterprises LLC
6.850% due 01/15/40 (Þ) 230 228
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/29 (Þ) 314 284
MPT Operating Partnership, LP / MPT
Finance Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.625% due 08/01/29 347 325
MSCI, Inc.
4.000% due 11/15/29 (Þ) 350 330
Murphy Oil Corp.
6.375% due 07/15/28 272 272
7.050% due 05/01/29 107 104
4.750% due 09/15/29 317 307
5.875% due 12/01/42 960 754
Nabors Industries, Inc.
7.375% due 05/15/27 (Þ) 766 758
Series WI
5.750% due 02/01/25 122 112
National Health Investors, Inc.
3.000% due 02/01/31 367 280
Nationstar Mortgage Holdings, Inc.
6.000% due 01/15/27 (Þ) 354 328
Navient Corp.
5.000% due 03/15/27 243 220
Series MTN
5.625% due 08/01/33 79 61
Neiman Marcus Group, Inc.
7.125% due 04/01/26 (Þ) 982 961
Nestle Holdings, Inc.
0.606% due 09/14/24 (Þ) 310 294
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 (Þ) 459 400
9.750% due 07/15/28 (Þ) 575 481
New Residential Investment Corp.
6.250% due 10/15/25 (Þ) 296 269
Newell Brands, Inc.
4.200% due 04/01/26 1,029 1,015
5.375% due 04/01/36 76 70
5.500% due 04/01/46 133 114
Newmark Group, Inc.
Series WI
6.125% due 11/15/23 220 221
News Corp.
3.875% due 05/15/29 (Þ) 330 304
NGL Energy Operating LLC
7.500% due 02/01/26 (Þ) 670 612
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 238 266
Nielsen Holdings PLC
5.625% due 10/01/28 (Þ) 350 343
NMI Holdings, Inc.
7.375% due 06/01/25 (Þ) 272 275
Nordstrom, Inc.
4.000% due 03/15/27 102 93
4.375% due 04/01/30 102 86
5.000% due 01/15/44 682 500
Northwest Fibers, Inc.
4.750% due 04/30/27 (Þ) 244 212
10.750% due 06/01/28 (Þ) 276 246
Novelis Corp.
3.250% due 11/15/26 (Þ) 82 76
3.875% due 08/15/31 (Þ) 784 670
Occidental Petroleum Corp.
6.950% due 07/01/24 200 210

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 107
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.900% due 08/15/24 1,730 1,715
5.875% due 09/01/25 509 519
6.375% due 09/01/28 415 445
6.125% due 01/01/31 626 671
6.450% due 09/15/36 1,723 1,917
6.200% due 03/15/40 640 655
6.600% due 03/15/46 1,111 1,228
Oceaneering International, Inc.
6.000% due 02/01/28 452 392
Office Properties Income Trust
4.250% due 05/15/24 295 284
Olympus Water US Holding Corp.
6.250% due 10/01/29 (Þ) 250 179
Series 144a
4.250% due 10/01/28 (Þ) 466 394
Omega Healthcare Investors, Inc.
4.750% due 01/15/28 299 289
OneMain Finance Corp.
7.125% due 03/15/26 216 209
ONEOK Partners, LP
6.650% due 10/01/36 260 275
Oracle Corp.
4.000% due 11/15/47 233 181
Organon Finance 1 LLC
5.125% due 04/30/31 (Þ) 313 293
OT Merger Corp.
7.875% due 10/15/29 (Þ) 382 267
Otis Worldwide Corp.
Series WI
2.056% due 04/05/25 307 293
Outfront Media Capital LLC / Outfront
Media Capital Corp.
5.000% due 08/15/27 (Þ) 358 338
4.250% due 01/15/29 (Þ) 197 168
4.625% due 03/15/30 (Þ) 146 123
Ovintiv, Inc.
5.150% due 11/15/41 300 273
Owl Rock Capital Corp.
3.750% due 07/22/25 315 300
Pacific Gas and Electric Co.
Series WI
3.300% due 12/01/27 329 293
Pactiv LLC
7.950% due 12/15/25 200 178
PBF Holding Co. LLC
Series WI
7.250% due 06/15/25 377 372
PECF USS Intermediate Holding III
Corp.
8.000% due 11/15/29 (Þ) 106 85
Peninsula Pacific Entertainment LLC
8.500% due 11/15/27 (Þ) 229 248
Pentair PLC
5.900% due 07/15/32 500 520
PepsiCo, Inc.
2.750% due 04/30/25 296 294
Performance Food Group Co.
5.500% due 10/15/27 (Þ) 364 359
PerkinElmer, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.300% due 09/15/29 322 297
Perrigo Finance Unlimited Co.
3.150% due 06/15/30 93 85
PetSmart LLC
4.750% due 02/25/28 (Þ) 1,000 949
7.750% due 02/25/29 (Þ) 1,000 963
PG&E Corp.
5.250% due 07/01/30 500 449
Philip Morris International, Inc.
2.875% due 05/01/24 297 294
Piedmont Natural Gas Co., Inc.
3.500% due 06/01/29 308 296
Pike Corp.
5.500% due 09/01/28 (Þ) 491 421
Pilgrim's Pride Corp.
5.875% due 09/30/27 (Þ) 361 361
PMHC II, Inc.
9.000% due 02/15/30 (Þ) 515 375
Polar US Borrower LLC / Schenectady
International Group, Inc.
6.750% due 05/15/26 (Þ) 137 92
PRA Group, Inc.
5.000% due 10/01/29 (Þ) 800 689
Presidio Holdings, Inc.
8.250% due 02/01/28 (Þ) 707 666
Prime Security Services Borrower LLC /
Prime Finance, Inc.
6.250% due 01/15/28 (Þ) 350 321
Procter & Gamble Co. (The)
2.850% due 08/11/27 304 301
PROG Holdings, Inc.
6.000% due 11/15/29 (Þ) 770 632
Progress Energy, Inc.
7.750% due 03/01/31 135 161
Prospect Capital Corp.
3.364% due 11/15/26 329 284
Providence Service Corp. (The)
5.875% due 11/15/25 (Þ) 274 267
PTC, Inc.
4.000% due 02/15/28 (Þ) 321 304
Radian Group, Inc.
4.500% due 10/01/24 237 234
Radiology Partners, Inc.
9.250% due 02/01/28 (Þ) 1,561 1,148
Railworks Holdings, LP / Railworks
Rally, Inc.
8.250% due 11/15/28 (Þ) 239 212
Raytheon Technologies Corp.
Series WI
3.200% due 03/15/24 313 312
Regions Financial Corp.
7.375% due 12/10/37 183 225
Rent-A-Center, Inc.
6.375% due 02/15/29 (Þ) 1,059 840
Republic Services, Inc.
3.375% due 11/15/27 290 283
RHP Hotel Properties, LP
Series WI
4.750% due 10/15/27 330 318

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
108 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RLJ Lodging Trust
3.750% due 07/01/26 (Þ) 174 163
Roche Holdings, Inc.
2.132% due 03/10/25 (Þ) 300 293
Rockcliff Energy II LLC
5.500% due 10/15/29 (Þ) 256 247
Rocket Mortgage LLC / Rocket Mortgage
Co-Issuer, Inc.
3.875% due 03/01/31 (Þ) 326 268
Rockies Express Pipeline LLC
4.800% due 05/15/30 (Þ) 650 546
6.875% due 04/15/40 (Þ) 150 127
Roller Bearing Co. of America, Inc.
4.375% due 10/15/29 (Þ) 311 282
Royal Caribbean Cruises, Ltd.
5.375% due 07/15/27 (Þ) 308 239
3.700% due 03/15/28 350 242
RP Escrow Issuer LLC
5.250% due 12/15/25 (Þ) 434 390
Safeway, Inc.
7.250% due 02/01/31 452 444
Santander Holdings USA, Inc.
3.450% due 06/02/25 107 104
Series WI
3.244% due 10/05/26 149 141
SBA Communications Corp.
Series WI
3.875% due 02/15/27 363 346
Scotts Miracle-Gro Co. (The)
Series WI
4.500% due 10/15/29 357 305
Seagate HDD Cayman
4.750% due 01/01/25 283 281
Sealed Air Corp.
5.125% due 12/01/24 (Þ) 339 343
6.875% due 07/15/33 (Þ) 200 214
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 150 127
Sensata Technologies Holding PLC
3.750% due 02/15/31 (Þ) 80 70
Service Properties Trust
4.650% due 03/15/24 273 248
4.500% due 03/15/25 69 59
7.500% due 09/15/25 375 364
4.750% due 10/01/26 147 115
4.950% due 02/15/27 147 121
5.500% due 12/15/27 186 162
3.950% due 01/15/28 170 126
4.950% due 10/01/29 109 81
4.375% due 02/15/30 225 164
Sherwin-Williams Co. (The)
3.450% due 06/01/27 278 274
Silgan Holdings, Inc.
Series WI
4.125% due 02/01/28 307 288
Sirius XM Holdings, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.125% due 09/01/26 (Þ) 562 530
3.875% due 09/01/31 (Þ) 627 545
Solvay Finance America LLC
4.450% due 12/03/25 (Þ) 291 291
Sonic Automotive, Inc.
4.625% due 11/15/29 (Þ) 620 527
4.875% due 11/15/31 (Þ) 826 673
Southeast Supply Header LLC
4.250% due 06/15/24 (Þ) 455 389
Southern Co. (The)
Series B
4.000% due 01/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.733%)(Ê) 319 297
Southern Power Co.
4.150% due 12/01/25 299 302
Southwestern Energy Co.
4.750% due 02/01/32 121 113
Spectra Energy Partners, LP
3.375% due 10/15/26 274 267
Sprint Capital Corp.
6.875% due 11/15/28 1,550 1,740
8.750% due 03/15/32 1,025 1,327
Sprint Corp.
7.625% due 03/01/26 269 293
Series WI
7.875% due 09/15/23 679 704
Standard Industries, Inc.
4.375% due 07/15/30 (Þ) 314 274
Staples, Inc.
7.500% due 04/15/26 (Þ) 725 642
10.750% due 04/15/27 (Þ) 839 624
Starbucks Corp.
2.000% due 03/12/27 310 288
Starwood Property Trust, Inc.
3.625% due 07/15/26 (Þ) 231 208
Series WI
4.750% due 03/15/25 121 120
Stericycle, Inc.
3.875% due 01/15/29 (Þ) 337 308
Suburban Propane Partners, LP/
Suburban Energy Finance Corp.
5.000% due 06/01/31 (Þ) 155 141
Sugarhouse HSP Gaming Prop Mezz, LP
/ Sugarhouse HSP Gaming Finance
Corp.
5.875% due 05/15/25 (Þ) 833 775
Sunoco Logistics Partners Operations,
LP
6.850% due 02/15/40 271 271
Sylvamo Corp.
7.000% due 09/01/29 (Þ) 559 516
Synchrony Financial
3.700% due 08/04/26 214 203
Synovus Financial Corp.
5.900% due 02/07/29 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.379%)(Ê) 234 230
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 02/01/31 331 311
TCI Communications, Inc.
7.875% due 02/15/26 144 163
Team Health Holdings, Inc.
6.375% due 02/01/25 (Þ) 284 194
Teleflex, Inc.
4.250% due 06/01/28 (Þ) 321 303
Tenet Healthcare Corp.
4.875% due 01/01/26 (Þ) 500 492
5.125% due 11/01/27 (Þ) 481 474
6.125% due 10/01/28 (Þ) 688 671
6.875% due 11/15/31 139 134
Terrier Media Buyer, Inc.
8.875% due 12/15/27 (Þ) 1,454 1,164
Texas Capital Bancshares, Inc.
4.000% due 05/06/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.150%)(Ê) 288 262
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 271 260
Thermo Fisher Scientific, Inc.
0.797% due 10/18/23 87 85
Time Warner Cable LLC
6.750% due 06/15/39 202 205
Time Warner Entertainment Co., LP
8.375% due 07/15/33 214 255
T-Mobile USA, Inc.
2.625% due 04/15/26 457 431
4.750% due 02/01/28 138 138
3.375% due 04/15/29 1,362 1,272
Series WI
1.500% due 02/15/26 328 302
Townsquare Media, Inc.
6.875% due 02/01/26 (Þ) 891 817
TransDigm, Inc.
8.000% due 12/15/25 (Þ) 245 254
6.250% due 03/15/26 (Þ) 1,147 1,152
Transocean Guardian, Ltd.
5.875% due 01/15/24 (Þ) 41 39
Transocean Poseidon, Ltd.
6.875% due 02/01/27 (Þ) 44 40
Transocean, Inc.
7.250% due 11/01/25 (Þ) 503 362
7.500% due 01/15/26 (Þ) 202 137
8.000% due 02/01/27 (Þ) 112 75
7.500% due 04/15/31 308 143
Trident TPI Holdings, Inc.
9.250% due 08/01/24 (Þ) 1,073 987
Triumph Group, Inc.
6.250% due 09/15/24 (Þ) 402 385
Series WI
7.750% due 08/15/25 966 827
TWDC Enterprises 18 Corp.
2.950% due 06/15/27 301 295
Twilio, Inc.
3.875% due 03/15/31 350 310
Twitter, Inc.
5.000% due 03/01/30 (Þ) 602 581
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tyson Foods, Inc.
4.875% due 08/15/34 265 277
Uber Technologies, Inc.
6.250% due 01/15/28 (Þ) 227 223
Under Armour, Inc.
3.250% due 06/15/26 458 420
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 195 180
Series 144a
4.375% due 04/15/26 (Þ) 187 180
United Parcel Service, Inc.
3.900% due 04/01/25 286 291
United Rentals NA, Inc.
3.875% due 02/15/31 445 406
United States Steel Corp.
6.650% due 06/01/37 188 162
UnitedHealth Group, Inc.
3.750% due 07/15/25 294 300
Uniti Group, LP / Uniti Fiber Holdings,
Inc. / CSL Capital LLC
7.875% due 02/15/25 (Þ) 31 31
6.500% due 02/15/29 (Þ) 362 279
Uniti Group, LP / Uniti Group Finance,
Inc. / CSL Capital LLC
4.750% due 04/15/28 (Þ) 270 238
Univision Communications, Inc.
6.625% due 06/01/27 (Þ) 622 624
7.375% due 06/30/30 (Þ) 191 193
Unum Group
5.750% due 08/15/42 237 226
US Foods, Inc.
4.750% due 02/15/29 (Þ) 382 357
Vector Group, Ltd.
5.750% due 02/01/29 (Þ) 341 310
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 (Þ) 236 218
4.125% due 08/15/31 (Þ) 567 523
3.875% due 11/01/33 (Þ) 470 408
Veritas US, Inc. / Veritas Bermuda, Ltd.
7.500% due 09/01/25 (Þ) 1,161 980
Verizon Communications, Inc.
2.100% due 03/22/28 322 295
VICI Properties, Inc.
4.500% due 01/15/28 (Þ) 311 290
Vistra Operations Co. LLC
4.875% due 05/13/24 (Þ) 2,250 2,233
5.000% due 07/31/27 (Þ) 443 436
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 302 252
Wachovia Corp.
5.500% due 08/01/35 255 270
Walmart, Inc.
5.875% due 04/05/27 268 300
Walt Disney Co. (The)
3.700% due 03/23/27 287 291
Warrior Met Coal, Inc.
7.875% due 12/01/28 (Þ) 299 277

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
110 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 296 286
Weatherford International, Ltd.
6.500% due 09/15/28 (Þ)(Æ)(Ø) 378 360
Webster Financial Corp.
4.100% due 03/25/29 254 244
Wells Fargo & Co.
5.950% due 08/26/36 243 272
Western Midstream Operating, LP
5.450% due 04/01/44 215 192
5.500% due 08/15/48 25 22
5.250% due 02/01/50 566 506
Westinghouse Air Brake Technologies
Corp.
4.950% due 09/15/28 237 235
Williams Scotsman International, Inc.
4.625% due 08/15/28 (Þ) 303 284
World Acceptance Corp.
7.000% due 11/01/26 (Þ) 298 212
Wyndham Destinations, Inc.
5.750% due 04/01/27 190 189
Xerox Corp.
6.750% due 12/15/39 118 104
XPO CNW, Inc.
6.700% due 05/01/34 251 237
XPO Logistics, Inc.
6.250% due 05/01/25 (Þ) 270 274
Yum! Brands, Inc.
3.625% due 03/15/31 458 414
6.875% due 11/15/37 92 97
214,632
International Debt - 25.4%
1011778 B.C. Unltd. Liability Co. / New
Red Finance, Inc.
4.000% due 10/15/30 (Þ) 480 418
180 Medical, Inc.
3.875% due 10/15/29 (Þ) 300 273
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 237 236
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 506 514
Adani Ports & Special Economic Zone,
Ltd.
3.375% due 07/24/24 (Þ) 179 174
ADIB Capital Invest 2, Ltd.
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.270%)(Ê)(ƒ) 602 614
Adient Global Holdings Co.
4.875% due 08/15/26 (Þ) 1,299 1,215
Aegon NV
5.500% due 04/11/48 (USD 6 Month
LIBOR + 3.540%)(Ê) 299 289
AerCap Holdings NV
5.875% due 10/10/79 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.535%)(Ê) 225 200
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 336 276
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Albion Finance, Ltd.
8.750% due 04/15/27 (Þ) 800 716
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 238 226
Altice France Holding SA
6.000% due 02/15/28 (Þ) 262 202
5.125% due 07/15/29 (Þ) 324 277
Apidos CLO XXXI
Series 2021-31A Class CR
4.412% due 04/15/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,140 1,067
Apidos CLO XXXIII
Series 2019-31A Class CR
3.259% due 10/24/34 (USD 3 Month
LIBOR + 3.000%)(Ê)(Þ) 1,600 1,477
Argentine Republic Government
International Bond
1.000% due 07/09/29 268 62
4.875% due 07/09/29 (~)(Ê) 2,600 681
0.750% due 07/09/30 (~)(Ê) 976 230
3.625% due 07/09/35 (~)(Ê) 1,418 314
4.250% due 01/09/38 (~)(Ê) 2,284 641
Ashtead Capital, Inc.
4.000% due 05/01/28 (Þ) 842 781
Aston Martin Capital Holdings, Ltd.
10.500% due 11/30/25 (Þ) 600 635
AstraZeneca PLC
3.375% due 11/16/25 295 295
ATS Automation Tooling Systems, Inc.
4.125% due 12/15/28 (Þ) 287 254
Avation Capital SA
6.500% due 10/31/26 (Þ) 309 232
Babson CLO, Ltd.
Series 2014-IA Class C
4.585% due 07/20/25 (USD 3 Month
LIBOR + 3.450%)(Ê)(Þ) 111 111
Bahrain Government International Bond
7.000% due 01/26/26 (Þ) 2,000 2,063
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 324 290
Banco de Credito del Peru
2.700% due 01/11/25 (Þ) 304 288
Banco do Brasil SA
Series REGS
9.000% due 06/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 6.362%)(Ê)(ƒ) 491 500
9.250% due 10/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.327%)(Ê)(ƒ) 379 386
Banco Inbursa SA Institucion de Banca
Multiple
4.375% due 04/11/27 (Þ) 235 224
Banco Santander Chile
2.700% due 01/10/25 (Þ) 247 237
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santander

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.375% due 04/17/25 (Þ) 285 291
Banco Santander SA
2.749% due 12/03/30 331 267
Bancolombia SA
3.000% due 01/29/25 322 303
Bank of Montreal
Series MTN
0.400% due 09/15/23 335 325
Bank of Nova Scotia (The)
3.400% due 02/11/24 254 254
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 225 243
Barclays PLC
4.950% due 01/10/47 241 232
Barings CLO, Ltd.
Series 2021-1A Class D
5.683% due 04/25/34 (USD 3 Month
LIBOR + 2.900%)(Ê)(Þ) 1,000 918
2.241% due 10/15/36 (USD 3 Month
LIBOR + 2.000%)(Ê)(Þ) 2,000 1,864
Bausch Health Cos., Inc.
5.250% due 01/30/30 (Þ) 370 190
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 310 310
3.375% due 10/08/24 (Þ) 292 287
BBVA Bancomer SA
4.375% due 04/10/24 (Þ) 300 297
Benefit Street Partners CLO IV, Ltd.
Series 2021-IVA Class BRRR
4.860% due 01/20/32 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 469
Betony CLO 2, Ltd.
Series 2018-1A Class B
2.055% due 04/30/31 (USD 3 Month
LIBOR + 1.850%)(Ê)(Þ) 1,000 932
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 305 304
BHP Billiton Finance USA, Ltd.
3.850% due 09/30/23 307 309
BlueMountain CLO, Ltd.
Series 2018-3A Class C
3.191% due 10/25/30 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 500 466
BNP Paribas SA
4.625% due 03/13/27 (Þ) 243 242
Bombardier, Inc.
7.875% due 04/15/27 (Þ) 721 667
7.450% due 05/01/34 (Þ) 115 99
Boxer Parent Co., Inc.
Series REGS
6.500% due 10/02/25 EUR 300 294
Brookfield Asset Management, Inc.
4.000% due 01/15/25 292 293
Brookfield Finance, Inc.
4.700% due 09/20/47 236 212
Brookfield Residential Properties, Inc.
6.250% due 09/15/27 (Þ) 322 289
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 296 293
Canadian National Railway Co.
6.900% due 07/15/28 251 292
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 240 250
Canadian Pacific Railway Co.
6.125% due 09/15/15 214 235
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-4A Class BR
3.235% due 10/20/27 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 500 474
Series 2018-3RA Class B
3.200% due 10/15/34 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,000 920
Carlyle US CLO, Ltd.
Series 2021-8A Class D
5.712% due 10/15/34 (USD 3 Month
LIBOR + 3.200%)(Ê)(Þ) 1,650 1,539
Carnival Corp.
6.000% due 05/01/29 (Þ) 454 350
1.000% due 10/28/29 EUR 300 174
Series REGS
7.625% due 03/01/26 EUR 200 179
Cascades, Inc.
5.125% due 01/15/26 (Þ) 282 263
Cedar Funding V CLO, Ltd.
Series 2018-5A Class CR
3.235% due 07/17/31 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 250 233
Central Plaza Holding Co., Ltd.
3.850% due 07/14/25 1,000 706
CEZ AS
Series REGS
5.625% due 04/03/42 383 393
China Evergrande Group
9.500% due 03/29/24 (Æ)(Ø) 500 43
8.750% due 06/28/25 (Æ)(Ø) 346 30
CIFC Funding, Ltd.
Series 2017-1A Class C
3.559% due 04/23/29 (USD 3 Month
LIBOR + 2.450%)(Ê)(Þ) 500 485
Series 2021-4RA Class BR
5.040% due 01/17/35 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 500 471
CIFC LLC
Series 2021-2A Class CR
4.840% due 04/17/34 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 1,000 940
Colombia Government International
Bond
3.875% due 04/25/27 300 274
7.375% due 09/18/37 1,000 980
6.125% due 01/18/41 600 503
5.000% due 06/15/45 500 363
Commerzbank AG
8.125% due 09/19/23 (Þ) 155 159

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
112 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Connect Finco SARL / Connect US
Finco LLC
6.750% due 10/01/26 (Þ) 850 831
Consolidated Energy Finance SA
6.500% due 05/15/26 (Þ) 727 680
Series 144a
5.625% due 10/15/28 (Þ) 995 811
Coronado Finance Pty, Ltd.
10.750% due 05/15/26 (Þ) 416 433
Corp. Nacional del Cobre de Chile
3.700% due 01/30/50 (Þ) 400 312
Costa Rica Government International
Bond
7.000% due 04/04/44 (Þ) 2,000 1,756
Credit Agricole SA
3.250% due 10/04/24 (Þ) 301 294
4.375% due 03/17/25 (Þ) 283 279
Credit Suisse Group AG
4.207% due 06/12/24 (USD 3 Month
LIBOR + 1.240%)(Ê)(Þ) 317 313
Danone SA
2.589% due 11/02/23 (Þ) 277 274
Danske Bank A/S
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 335 297
Deutsche Bank AG
3.700% due 05/30/24 258 255
4.500% due 04/01/25 523 508
4.296% due 05/24/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.248%)(Ê) 462 432
Series 1254
4.100% due 01/13/26 255 253
Series E
0.962% due 11/08/23 331 318
Development Bank of the Republic of
Belarus JSC
Series REGS
6.750% due 05/02/24 942 99
Dominican Republic Government
International Bond
7.450% due 04/30/44 (Þ) 1,000 938
6.850% due 01/27/45 (Þ) 750 659
Dryden 30 Senior Loan Fund
Series 2017-30A Class DR
2.992% due 11/15/28 (USD 3 Month
LIBOR + 2.600%)(Ê)(Þ) 500 456
Ecopetrol SA
7.375% due 09/18/43 887 793
5.875% due 05/28/45 101 77
Ecuador Government International Bond
6.000% due 07/31/30 (~)(Ê)(Þ) 475 285
8.408% due 07/31/30 (Þ) 107 45
3.500% due 07/31/35 (~)(Ê)(Þ) 1,614 730
2.500% due 07/31/40 (~)(Ê)(Þ) 461 190
Egypt Government International Bond
5.875% due 06/11/25 (Þ) 500 398
6.875% due 04/30/40 (Þ) 2,000 1,123
8.700% due 03/01/49 (Þ) 750 435
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
El Salvador Government International
Bond
Series REGS
5.875% due 01/30/25 1,500 686
7.650% due 06/15/35 498 160
Electricite de France SA
5.250% due 01/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 10 Year Rate + 3.709%)(Ê)
(ƒ)(Þ) 339 325
5.625% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 10 Year Rate + 3.041%)(Ê)
(ƒ)(Þ) 257 243
Embassy of the Islamic Republic of
Pakistan
Series REGS
6.000% due 04/08/26 500 260
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 5.702%)(Ê)(ƒ) 896 883
Empresa de Transporte de Pasajeros
Metro SA
Series REGS
5.000% due 01/25/47 568 477
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 538 395
Enbridge, Inc.
3.700% due 07/15/27 167 164
Enel Finance International NV
6.000% due 10/07/39 (Þ) 202 202
Equinor ASA
2.650% due 01/15/24 316 314
Eskom Holdings SOC, Ltd.
8.450% due 08/10/28 200 178
Series REGS
7.125% due 02/11/25 2,298 2,136
8.450% due 08/10/28 602 536
Ethiopia Government International Bond
6.625% due 12/11/24 (Þ) 1,000 511
Export-Import Bank of India
2.250% due 01/13/31 500 409
Series GMTN
3.875% due 03/12/24 200 199
Series REGS
3.375% due 08/05/26 200 192
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 248 249
Falabella SA
3.375% due 01/15/32 (Þ) 334 278
FEL Energy VI SARL
Series REGS
5.750% due 12/01/40 241 174
First Quantum Minerals, Ltd.
7.500% due 04/01/25 (Þ) 175 174
6.875% due 03/01/26 (Þ) 366 353
Fly Leasing, Ltd.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 113
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 0005
5.250% due 10/15/24 378 287
Ford Motor Credit Co. LLC
1.744% due 07/19/24 EUR 300 295
2.330% due 11/25/25 EUR 242 235
2.386% due 02/17/26 EUR 525 502
Fortescue Metals Group, Ltd.
5.125% due 05/15/24 (Þ) 352 355
Franshion Brilliant, Ltd.
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.238%)(Ê)(ƒ) 405 365
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê)(ƒ) 488 301
Fresenius Medical Care US Finance II,
Inc.
4.750% due 10/15/24 (Þ) 263 264
Gazprom OAO Via Gaz Capital SA
Series REGS
7.288% due 08/16/37 (Æ)(Ø) 1,000 410
Georgian Railway JSC
Series REGS
4.000% due 06/17/28 881 740
GFL Environmental, Inc.
4.750% due 06/15/29 (Þ) 458 421
Ghana Government International Bond
8.125% due 01/18/26 (Þ) 700 466
10.750% due 10/14/30 (Þ) 250 201
8.125% due 03/26/32 500 224
GlaxoSmithKline Capital PLC
0.534% due 10/01/23 335 326
Global Aircraft Leasing Co., Ltd.
6.500% due 09/15/24 (Þ) 1,988 1,530
goeasy, Ltd.
4.375% due 05/01/26 (Þ) 306 263
Greenland Global Investment, Ltd.
5.875% due 07/03/24 457 94
Grupo Bimbo SAB de CV
3.875% due 06/27/24 (Þ) 308 307
Hana Bank
4.375% due 09/30/24 (Þ) 305 306
Highlands Holdings Bond Issuer, Ltd. /
Highlands Holdings Bond Co.-Issuer,
Inc.
7.625% due 10/15/25 (Þ) 1,003 962
HOM RE, Ltd.
Series 2021-1 Class M1C
2.423% due 07/25/33 (USD 1 Month
LIBOR + 2.300%)(Ê)(Þ) 1,400 1,331
Honduras Government International
Bond
Series REGS
7.500% due 03/15/24 333 325
HSBC Holdings PLC
6.500% due 05/02/36 228 254
Huarong Finance 2017 Co., Ltd.
4.750% due 04/27/27 200 170
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 6.983%)(Ê)(ƒ) 500 488
Huarong Finance 2019 Co., Ltd.
Series GMTN
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 6.979%)(Ê)(ƒ) 500 388
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 306 297
Infraestuctura Energetica Nova SAB
de CV
3.750% due 01/14/28 (Þ) 312 282
ING Groep NV
4.100% due 10/02/23 316 318
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 1,161 829
Intercorp Financial Services, Inc.
4.125% due 10/19/27 (Þ) 324 287
International Airport Finance SA
Series REGS
12.000% due 03/15/33 766 721
International Bank of Azerbaijan OJSC
Series REGS
3.500% due 09/01/24 200 188
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 744 721
4.950% due 06/01/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.750%)(Ê)(Þ) 290 198
ION Trading Technologies SARL
5.750% due 05/15/28 (Þ) 447 367
Iraq Government International Bond
Series REGS
5.800% due 01/15/28 688 592
Ithaca Energy North Sea PLC
9.000% due 07/15/26 (Þ) 268 260
JDE Peet's NV
0.800% due 09/24/24 (Þ) 313 292
Jordan Government International Bond
Series REGS
5.750% due 01/31/27 200 183
7.375% due 10/10/47 1,500 1,200
Kaisa Group Holdings, Ltd.
10.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 3 Year + 15.718%)(Ê)(ƒ) 1,000 82
Kazakhstan Temir Zholy Finance BV
Series REGS
6.950% due 07/10/42 664 562
KazMunayGas National Co. JSC
Series REGS
5.750% due 04/19/47 366 290
KCA Deutag UK Finance PLC
3.950% due 11/30/25 (Š) 147 147
6.000% due 05/27/27 (Š) 103 103
Series REGS
9.875% due 12/01/25 293 273

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
114 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kenya Government International Bond
8.250% due 02/28/48 200 126
Series REGS
6.875% due 06/24/24 1,000 864
Kondor Finance PLC
Series REGS
7.625% due 11/08/26 1,322 254
Lamar Funding, Ltd.
Series REGS
3.958% due 05/07/25 490 469
LCM 28, Ltd.
Series 2018-28A Class C
3.285% due 10/20/30 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 465
Lebanon Government International Bond
Series GMTN
6.200% due 02/26/25 (Æ)(Ø) 500 31
Lloyds Banking Group PLC
4.650% due 03/24/26 283 280
Madison Park Funding XXXI, Ltd.
Series 2018-31A Class C
3.193% due 01/23/31 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 250 238
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 204 194
Mattamy Group Corp.
5.250% due 12/15/27 (Þ) 185 162
4.625% due 03/01/30 (Þ) 627 505
Mauser Packaging Solutions Holding Co.
Series REGS
4.750% due 04/15/24 EUR 300 294
Meituan
2.125% due 10/28/25 (Þ) 276 243
Methanex Corp.
5.250% due 12/15/29 527 465
Mexico City Airport Trust
Series REGS
5.500% due 07/31/47 225 171
Mitsubishi HC Capital, Inc.
3.960% due 09/19/23 (Þ) 71 71
Mondelez International Holdings
Netherlands BV
2.250% due 09/19/24 (Þ) 240 233
Mongolian Mining Corp./Energy
Resources LLC
Series REGS
9.250% due 04/15/24 1,241 788
Morocco Government International Bond
5.500% due 12/11/42 (Þ) 250 202
Mozambique International Bond
9.000% due 09/15/31 (~)(Ê)(Þ) 1,279 868
MTR Corp., Ltd.
1.625% due 08/19/30 410 350
Mumtalakt Sukuk Holding Co.
5.625% due 02/27/24 401 405
Nabors Industries, Inc.
7.250% due 01/15/26 (Þ) 606 550
7.500% due 01/15/28 (Þ) 213 185
Nakilat, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
6.067% due 12/31/33 340 359
National Bank of Fujairah PJSC
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.301%)(Ê)(ƒ) 200 197
Natwest Group PLC
5.125% due 05/28/24 280 281
Neuberger Berman CLO XXII, Ltd.
Series 2018-22A Class CR
3.335% due 10/17/30 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 500 475
Neuberger Berman CLO, Ltd.
Series 2021-31A Class CR
4.660% due 04/20/31 (USD 3 Month
LIBOR + 1.950%)(Ê)(Þ) 500 470
Series 2021-44A Class D
5.590% due 10/16/34 (USD 3 Month
LIBOR + 2.850%)(Ê)(Þ) 800 733
Nigeria Government International Bond
6.500% due 11/28/27 (Þ) 500 375
8.250% due 09/28/51 500 315
nogaholding Sukuk, Ltd.
Series REGS
5.250% due 04/08/29 247 231
Nokia OYJ
4.375% due 06/12/27 310 306
6.625% due 05/15/39 361 372
Nomura Holdings, Inc.
1.653% due 07/14/26 333 298
Novartis Capital Corp.
3.400% due 05/06/24 285 286
NTT Finance Corp.
0.583% due 03/01/24 (Þ) 331 316
NYACK Park CLO, Ltd.
Series 2021-1A Class D
5.510% due 10/20/34 (USD 3 Month
LIBOR + 2.800%)(Ê)(Þ) 1,500 1,360
Oaktree CLO, Ltd.
5.762% due 07/15/34 (~)(Ê)(Þ) 1,000 921
Series 2021-1A Class ER
9.022% due 07/15/34 (USD 3 Month
LIBOR + 6.510%)(Ê)(Þ) 250 223
OCP CLO, Ltd.
Series 2022-24A Class C
4.211% due 07/20/35 (CME Term
SOFR 3 Month + 2.550%)(Ê)(Þ) 500 470
OCP SA
Series REGS
4.500% due 10/22/25 343 336
6.875% due 04/25/44 200 171
6.875% due 04/25/44 326 278
Octagon Loan Funding, Ltd.
Series 2018-1A Class CRR
2.586% due 11/18/31 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 250 226
OHA Credit Partners XIV, Ltd.
Series 2017-14A Class C

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 115
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.909% due 01/21/30 (USD 3 Month
LIBOR + 1.800%)(Ê)(Þ) 500 476
Oil and Gas Holding Co. BSCC (The)
Series REGS
7.500% due 10/25/27 975 962
OJSC Russian Agricultural Bank
Series REGS
8.500% due 10/16/23 (~)(Ê) 200 16
Olympus Water US Holding Corp.
Series REGS
3.875% due 10/01/28 EUR 310 256
5.375% due 10/01/29 EUR 170 126
Oman Government International Bond
Series REGS
4.750% due 06/15/26 600 586
5.625% due 01/17/28 500 498
6.500% due 03/08/47 500 432
6.750% due 01/17/48 600 531
OmGrid Funding, Ltd.
Series REGS
5.196% due 05/16/27 516 492
Open Text Corp.
3.875% due 02/15/28 (Þ) 364 335
Open Text Holdings, Inc.
4.125% due 02/15/30 (Þ) 341 315
OQ SAOC
Series REGS
5.125% due 05/06/28 645 613
Oschadbank Via SSB #1 PLC
10.186% due 01/19/24 (USD 6 Month
LIBOR + 6.875%)(Ê) 525 188
9.625% due 03/20/25 (~)(Ê)(Þ) 218 99
Oversea-Chinese Banking Corp., Ltd.
4.250% due 06/19/24 (Þ) 307 309
Oztel Holdings SPC, Ltd.
Series REGS
6.625% due 04/24/28 200 204
Pakistan Government International Bond
Series REGS
7.875% due 03/31/36 1,700 782
Pakistan Water and Power Development
Authority
7.500% due 06/04/31 1,537 660
Palmer Square CLO, Ltd.
Series 2018-2A Class B
2.139% due 07/16/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,250 1,177
Series 2021-4A Class D
5.462% due 10/15/34 (USD 3 Month
LIBOR + 2.950%)(Ê)(Þ) 2,450 2,258
Palmer Square Loan Funding, Ltd.
Series 2021-4A Class B
2.794% due 10/15/29 (USD 3 Month
LIBOR + 1.750%)(Ê)(Þ) 2,000 1,860
Panasonic Corp.
2.679% due 07/19/24 (Þ) 318 310
Paraguay Government International
Bond
6.100% due 08/11/44 (Þ) 551 527
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Perrigo Finance Unlimited Co.
3.900% due 12/15/24 481 475
4.900% due 12/15/44 140 110
Pertamina Persero PT
Series REGS
6.450% due 05/30/44 1,700 1,774
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
Series REGS
6.250% due 01/25/49 245 240
Petrobras Global Finance BV
6.875% due 01/20/40 228 227
6.850% due 06/05/15 1,683 1,498
Petrofac, Ltd.
Series REGS
9.750% due 11/15/26 690 548
Petroleos de Venezuela SA
5.375% due 04/12/27 (Æ)(Ø) 1,000 38
Series REGS
6.000% due 05/16/24 (Æ)(Ø) 8,000 308
6.000% due 11/15/26 (Æ)(Ø) 3,986 153
5.500% due 04/12/37 (Æ)(Ø) 2,150 86
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 1,250 880
Petroleos Mexicanos
6.625% due 06/15/38 4,000 2,808
6.500% due 06/02/41 650 441
5.500% due 06/27/44 1,000 634
Series REGS
6.625% due 09/29/49 1,328 827
Series WI
6.700% due 02/16/32 118 95
5.625% due 01/23/46 1,000 638
6.750% due 09/21/47 962 657
7.690% due 01/23/50 1,800 1,312
6.950% due 01/28/60 1,050 706
Petronas Capital, Ltd.
Series REGS
4.550% due 04/21/50 1,000 964
Power Finance Corp., Ltd.
3.750% due 12/06/27 400 378
Power Sector Assets & Liabilities
Management Corp.
Series REGS
7.390% due 12/02/24 607 650
Prima Capital CRE Securitization, Ltd.
Series 2019-RK1 Class DD
3.500% due 04/15/38 (Þ) 480 479
Prosus NV
3.680% due 01/21/30 (Þ) 254 214
Provincia de Buenos Aires
5.250% due 09/01/37 (~)(Ê)(Þ) 334 101
PTTEP Canada International Finance,
Ltd.
Series REGS
6.350% due 06/12/42 370 419
Qatar Government International Bond
Series REGS

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
116 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.817% due 03/14/49 300 320
4.400% due 04/16/50 500 510
Qatar Petroleum
Series REGS
2.250% due 07/12/31 1,015 902
Radnor RE, Ltd.
Series 2021-1 Class M1C
2.710% due 12/27/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 500 464
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 305 305
Republic of Egypt Government
International Bond
Series REGS
8.700% due 03/01/49 250 145
Republic of Nigeria Government
International Bond
Series REGS
7.696% due 02/23/38 250 159
Republic of Peru Government
International Bond
2.780% due 12/01/60 500 338
Republic of Turkey Government
International Bond
8.600% due 09/24/27 300 280
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 106 86
4.625% due 04/06/31 (Þ) 101 80
Royal Caribbean Cruises, Ltd.
5.500% due 08/31/26 (Þ) 626 494
Russian Agricultural Bank OJSC Via
RSHB Capital SA
Series REGS
8.500% due 10/16/23 (Æ)(Ø) 475 37
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 217 217
Saka Energi Indonesia PT
Series REGS
4.450% due 05/05/24 945 858
Santander UK Group Holdings PLC
5.000% due 11/07/23 (Þ) 148 149
4.796% due 11/15/24 (USD 3 Month
LIBOR + 1.570%)(Ê) 307 307
Saudi Arabia Government International
Bond
4.500% due 10/26/46 1,500 1,448
Series REGS
4.625% due 10/04/47 250 243
Saudi Arabian Oil Co.
3.500% due 04/16/29 (Þ) 301 294
4.375% due 04/16/49 400 376
4.375% due 04/16/49 (Þ) 200 188
Saudi Electricity Global Sukuk Co.
Series REGS
5.500% due 04/08/44 450 461
5.500% due 04/08/44 51 52
Saudi Government International Bond
3.750% due 01/21/55 (Þ) 600 519
Scenery Journey, Ltd.
13.750% due 11/06/23 (Æ)(Ø) 400 20
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Seagate HDD Cayman
4.875% due 06/01/27 276 274
5.750% due 12/01/34 271 244
Seaspan Corp.
5.500% due 08/01/29 (Þ) 669 523
Senegal Government International Bond
Series REGS
6.750% due 03/13/48 250 177
Silver Creek CLO, Ltd.
Series 2017-1A Class CR
3.435% due 07/20/30 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 250 240
Singapore Telecommunications, Ltd.
Series REGS
7.375% due 12/01/31 366 469
Sirius International Group, Ltd.
4.600% due 11/01/26 (Þ) 318 277
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 320 306
Sky, Ltd.
3.750% due 09/16/24 (Þ) 303 304
Societe Generale SA
5.000% due 01/17/24 (Þ) 266 267
Sound Point CLO, Ltd.
Series 2017-1A Class CR
2.309% due 01/23/29 (USD 3 Month
LIBOR + 2.050%)(Ê)(Þ) 500 476
Southern Copper Corp.
3.875% due 04/23/25 295 292
Sri Lanka Government International
Bond
7.550% due 03/28/30 (~)(Ê)(Þ) 500 147
Series REGS
6.850% due 03/14/24 (~)(Ê) 200 60
6.825% due 07/18/26 (~)(Ê) 1,300 401
6.200% due 05/11/27 (~)(Ê) 200 60
Standard Chartered PLC
5.200% due 01/26/24 (Þ) 174 175
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 415 436
Standard Industries, Inc.
Series REGS
2.250% due 11/21/26 EUR 353 300
State Bank of India
4.875% due 04/17/24 (Þ) 262 266
State Oil Co. of Azerbaijan Republic
6.950% due 03/18/30 531 515
Superior Plus Corp.
4.500% due 03/15/29 (Þ) 1,717 1,580
Symphony CLO XIV, Ltd.
Series 2019-14A Class DR
4.411% due 07/14/26 (USD 3 Month
LIBOR + 3.100%)(Ê)(Þ) 500 486
Symphony CLO XIX, Ltd.
Series 2018-19A Class C
2.926% due 04/16/31 (USD 3 Month
LIBOR + 1.750%)(Ê)(Þ) 500 470
Takeda Pharmaceutical Co., Ltd.
Series WI

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 117
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.400% due 11/26/23 305 308
TC Ziraat Bankasi AS
Series REGS
5.375% due 03/02/26 925 753
TCW CLO, Ltd.
Series 2017-1A Class CRR
2.599% due 10/29/34 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 300 272
TCW Group, Inc. (The)
Series 2021-2A Class D
3.508% due 07/25/34 (USD 3 Month
LIBOR + 3.250%)(Ê)(Þ) 1,500 1,393
Telecom Italia Capital SA
5.303% due 05/30/24 (Þ) 219 213
6.375% due 11/15/33 600 500
7.200% due 07/18/36 82 68
7.721% due 06/04/38 451 374
Telesat Canada / Telesat LLC
5.625% due 12/06/26 (Þ) 417 266
Tencent Holdings, Ltd.
3.280% due 04/11/24 (Þ) 263 261
Textainer Marine Containers VII, Ltd.
Series 2021-2A Class A
2.230% due 04/20/46 (Þ) 855 770
Toronto-Dominion Bank (The)
Series FXD
1.450% due 01/10/25 308 294
TotalEnergies Capital International SA
3.700% due 01/15/24 308 310
Trinidad Generation UnLtd
Series REGS
5.250% due 11/04/27 468 451
Triton Container International, Ltd.
Series 2021-1A Class A
1.860% due 03/20/46 (Þ) 443 393
Tsinghua Unic, Ltd.
6.500% due 01/31/28 (Æ)(Ø) 450 281
Turkey Government International Bond
7.375% due 02/05/25 600 565
5.875% due 06/26/31 1,000 726
6.750% due 05/30/40 1,000 709
4.875% due 04/16/43 500 296
6.625% due 02/17/45 2,000 1,348
5.750% due 05/11/47 700 433
Turkiye Ihracat Kredi Bankasi AS
Series REGS
6.125% due 05/03/24 627 576
5.750% due 07/06/26 249 201
UBS Group AG
0.700% due 08/09/24 (Þ) 310 292
Ukraine Government International Bond
Series GDp
0.750% due 05/31/40 (~)(Ê)(Þ) 195 52
Series REGS
7.253% due 03/15/33 2,700 527
Ukraine Railways Via Rail Capital
Markets PLC
8.250% due 07/09/24 652 143
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UniCredit SpA
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 325 290
7.296% due 04/02/34 (USD ICE Swap
Rate NY 5 Year Rate + 4.914%)(Ê)(Þ) 205 190
Unilever Capital Corp.
0.375% due 09/14/23 334 324
Uzbek Industrial and Construction Bank
5.750% due 12/02/24 900 809
Vale Overseas, Ltd.
6.250% due 08/10/26 263 281
Vale SA
5.625% due 09/11/42 600 567
Venture 33 CLO, Ltd.
4.792% due 07/15/31 (~)(Ê)(Þ) 1,000 916
Videotron, Ltd.
5.375% due 06/15/24 (Þ) 326 327
VTB Bank
Series REGS
9.500% due 12/31/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 8.067%)(Ê)(ƒ)(Š)
(Æ)(Ø) 714 —
Weatherford International, Ltd.
8.625% due 04/30/30 (Þ)(Æ)(Ø) 1,108 1,002
West Fraser Timber Co., Ltd.
4.350% due 10/15/24 (Þ) 290 290
Woori Bank
4.750% due 04/30/24 (Þ) 307 310
Yara International ASA
4.750% due 06/01/28 (Þ) 301 290
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 321 306
166,836
Mortgage-Backed Securities - 14.4%
Arroyo Mortgage Trust
Series 2019-2 Class A3
3.800% due 04/25/49 (~)(Ê)(Þ) 124 121
Bank Commercial Mortgage Pass-
Through Certificates
Series 2017-BNK4 Class D
3.357% due 05/15/50 (Þ) 1,100 902
Series 2017-BNK5 Class XA
Interest Only STRIPS
1.217% due 06/15/60 (~)(Ê) 5,153 184
Series 2017-BNK6 Class D
3.100% due 07/15/60 (Þ) 140 111
Series 2021-BN31 Class XA
Interest Only STRIPS
1.000% due 02/15/54 (~)(Ê) 1,575 131
Benchmark Mortgage Trust
Series 2019-B14 Class D
2.500% due 12/15/62 (Þ) 890 619
Series 2021-B23 Class XA
Interest Only STRIPS
1.280% due 02/15/54 (~)(Ê) 1,950 146
BMD2 Re-Remic Trust

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
118 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-FRR1 Class 6B10
2.526% due 05/25/52 (~)(Ê)(Þ) 892 712
BX Commercial Mortgage Trust
Series 2019-IMC Class D
3.224% due 04/15/34 (USD 1 Month
LIBOR + 1.900%)(Ê)(Þ) 1,250 1,190
Series 2021-IRON Class E
2.500% due 02/15/38 (USD 1 Month
LIBOR + 2.350%)(Ê)(Þ) 577 548
BX Trust
Series 2022-VAMF Class F
3.359% due 01/15/39 (SOFR 30 Day
Average + 3.299%)(Ê)(Þ) 1,500 1,400
CALI Mortgage Trust
Series 2019-101C Class E
4.469% due 03/10/39 (~)(Ê)(Þ) 320 266
Cantor Commercial Real Estate Lending
Series 2019-CF2 Class D
2.500% due 11/15/52 (Þ) 775 556
Cascade Funding Mortgage Trust
Series 2021-FRR1 Class CK98
7.319% due 08/29/29 (Þ) 4,500 2,655
CD Mortgage Trust
Series 2019-CD8 Class XA
Interest Only STRIPS
1.553% due 08/15/57 (~)(Ê) 2,778 215
CFCRE Commercial Mortgage Trust
Series 2016-C7 Class XA
Interest Only STRIPS
0.873% due 12/10/54 (~)(Ê) 15,348 375
CGDB Commercial Mortgage Trust
Series 2019-MOB Class F
3.104% due 11/15/36 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 1,260 1,201
Chase Home Lending Mortgage Trust
Series 2019-1 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 84 80
Series 2019-1 Class A5
4.000% due 03/25/50 (~)(Ê)(Þ) 537 511
Series 2019-ATR2 Class A3
3.500% due 07/25/49 (~)(Ê)(Þ) 145 138
CHNGE Mortgage Trust
Series 2022-1 Class A1
3.007% due 01/25/67 (~)(Ê)(Þ) 432 407
CIM Commercial Trust Corp.
Series 2018-INV1 Class A10
4.000% due 08/25/48 (~)(Ê)(Þ) 262 258
Series 2019-INV1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 61 60
Series 2021-J1 Class A19
2.500% due 03/25/51 (~)(Ê)(Þ) 813 706
Series 2021-J2 Class A19
2.500% due 04/25/51 (~)(Ê)(Þ) 400 348
CIM Trust
Series 2019-J2 Class A13
3.500% due 10/25/49 (~)(Ê)(Þ) 432 411
Citigroup Commercial Mortgage Trust
Series 2016-C2 Class E
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.594% due 08/10/49 (Þ) 120 86
Series 2016-P4 Class F
4.880% due 07/10/49 (~)(Ê)(Þ) 313 178
Series 2018-C6 Class D
5.235% due 11/10/51 (~)(Ê)(Þ) 410 354
Series 2019-GC41 Class XA
Interest Only STRIPS
1.188% due 08/10/56 (~)(Ê) 2,256 118
Citigroup Mortgage Loan Trust, Inc.
Series 2021-J1 Class A4A
2.500% due 04/25/51 (~)(Ê)(Þ) 613 533
Series 2021-J2 Class A4A
2.500% due 07/25/51 (~)(Ê)(Þ) 527 458
Commercial Mortgage Trust
Series 2013-CR10 Class F
4.949% due 08/10/46 (~)(Ê)(Þ) 160 143
Series 2013-GAM Class F
3.531% due 02/10/28 (~)(Ê)(Þ) 250 217
Series 2016-CD1 Class XA
Interest Only STRIPS
1.532% due 08/10/49 (~)(Ê) 7,039 289
Series 2016-CR28 Class E
4.138% due 02/10/49 (~)(Ê)(Þ) 850 722
Series 2017-COR2 Class XA
Interest Only STRIPS
1.321% due 09/10/50 (~)(Ê) 4,950 231
Series 2020-CBM Class F
3.754% due 02/10/37 (~)(Ê)(Þ) 1,500 1,313
Connecticut Avenue Securities Trust
Series 2022-R01 Class 1B1
3.200% due 12/25/41 (SOFR 30 Day
Average + 3.150%)(Ê)(Þ) 700 635
Csail Commercial Mortgage Trust
Series 2015-C2 Class C
4.330% due 06/15/57 (~)(Ê) 100 89
DBWF Mortgage Trust
Series 2015-LCM Class D
3.535% due 06/10/34 (~)(Ê)(Þ) 1,000 826
Deephaven Residential Mortgage Trust
Series 2021-1 Class M1
2.093% due 05/25/65 (~)(Ê)(Þ) 1,000 922
Series 2022-2 Class A1
4.300% due 03/25/67 (~)(Ê)(Þ) 752 732
Ellington Financial Mortgage Trust
Series 2019-2 Class A3
3.046% due 11/25/59 (~)(Ê)(Þ) 228 220
Series 2022-2 Class A1
4.299% due 04/25/67 (~)(Ê)(Þ) 485 474
Fannie Mae Connecticut Avenue
Securities Trust
Series 2016-C02 Class 1M2
6.168% due 09/25/28 (USD 1 Month
LIBOR + 6.000%)(Ê) 245 255
Series 2018-C06 Class 1M2
2.168% due 03/25/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 140 140
Series 2018-C06 Class 2M2
2.268% due 03/25/31 (USD 1 Month
LIBOR + 2.100%)(Ê) 573 571

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 119
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-R07 Class 1M2
2.568% due 04/25/31 (USD 1 Month
LIBOR + 2.400%)(Ê)(Þ) 163 163
Series 2020-R02 Class 2B1
3.168% due 01/25/40 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 1,200 1,056
Series 2020-R02 Class 2M2
2.168% due 01/25/40 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 205 203
Series 2022-R05 Class 2M2
3.289% due 04/25/42 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 800 773
Flagstar Mortgage Trust
Series 2018-1 Class B1
4.008% due 03/25/48 (~)(Ê)(Þ) 141 131
Series 2018-6RR Class B1
5.010% due 10/25/48 (~)(Ê)(Þ) 461 442
Series 2018-3INV Class A3
4.000% due 05/25/48 (~)(Ê)(Þ) 106 104
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2018-HQA1 Class M2
2.468% due 09/25/30 (USD 1 Month
LIBOR + 2.300%)(Ê) 546 548
Series 2020-DNA5 Class M2
2.887% due 10/25/50 (SOFR 30 Day
Average + 2.800%)(Ê)(Þ) 329 330
Series 2021-DNA1 Class M2
1.879% due 01/25/51 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 929 908
Series 2021-DNA6 Class M2
1.548% due 10/25/41 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 1,700 1,586
Series 2021-HQA1 Class M2
2.300% due 08/25/33 (SOFR 30 Day
Average + 2.250%)(Ê)(Þ) 1,000 934
Series 2022-DNA2 Class M1B
2.449% due 02/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 1,000 945
FREMF Mortgage Trust
Series 2016-K57 Class D
Principal Only STRIPS
0.000% due 08/25/49 (Þ) 1,450 1,044
Series 2016-K57 Class X2A
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 15,234 47
Series 2016-K57 Class X2B
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 3,675 12
Series 2019-KG01 Class C
Principal Only STRIPS
0.000% due 05/25/29 (Þ) 400 240
Series 2019-KG01 Class X2A
Interest Only STRIPS
0.100% due 04/25/29 (Þ) 5,098 19
Series 2019-KG01 Class X2B
Interest Only STRIPS
0.100% due 05/25/29 (Þ) 570 3
FRR Re-REMIC Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-C1 Class CK32
Principal Only STRIPS
0.000% due 10/27/46 (~)(Ê)(Þ) 1,500 1,358
Series 2018-C1 Class CK43
Principal Only STRIPS
0.000% due 02/27/48 (~)(Ê)(Þ) 200 166
GAM Re-REMIC Trust
Series 2021-FRR1 Class 1B
2.435% due 10/27/28 (Þ) 415 325
0.000% due 11/29/50 (Þ) 1,500 1,156
Series 2021-FRR1 Class 1C
0.000% due 07/28/27 (Þ) 837 582
Series 2021-FRR1 Class 1D
0.000% due 07/28/27 (Þ) 1,258 804
Series 2021-FRR1 Class 2B
0.000% due 11/29/50 (Þ) 1,500 1,046
Series 2021-FRR1 Class 2C
0.000% due 12/29/27 (Þ) 905 591
Series 2021-FRR2 Class 2C
Principal Only STRIPS
0.000% due 10/27/28 (Þ) 316 264
Series 2021-FRR2 Class A
Principal Only STRIPS
0.000% due 10/27/28 (Þ) 312 233
Series 2021-FRR2 Class BK
Principal Only STRIPS
0.000% due 10/27/28 (Þ) 266 165
Series 2021-FRR2 Class BK44
2.071% due 10/27/28 (Þ) 370 325
Series 2021-FRR2 Class C
Principal Only STRIPS
0.000% due 10/27/28 (Þ) 316 248
Series 2021-FRR2 Class CK44
Principal Only STRIPS
0.000% due 10/27/28 (Þ) 384 314
Series 2021-FRR2 Class CK49
1.079% due 10/27/28 (Þ) 796 668
Series 2022-FRR3 Class A
2.038% due 01/29/52 (~)(Ê)(Þ) 635 519
Series 2022-FRR3 Class BK61
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 433 337
Series 2022-FRR3 Class BK89
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 472 320
Series 2022-FRR3 Class C728
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 246 215
Series 2022-FRR3 Class CK47
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 251 211
Series 2022-FRR3 Class CK61
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 304 222
Series 2022-FRR3 Class CK71
1.411% due 01/29/52 (~)(Ê)(Þ) 212 156
Series 2022-FRR3 Class CK89

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
120 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 247 155
Series 2022-FRR3 Class D728
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 246 203
Series 2022-FRR3 Class DK27
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 333 319
Series 2022-FRR3 Class DK41
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 199 167
Series 2022-FRR3 Class DK47
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 251 198
Series 2022-FRR3 Class DK89
Principal Only STRIPS
0.000% due 01/27/52 (Þ) 3,000 1,399
Series 2022-FRR3 Class EK27
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 83 79
Series 2022-FRR3 Class EK41
Principal Only STRIPS
0.000% due 01/29/52 (Þ) 132 105
GS Mortgage Securities Trust
Series 2012-GCJ7 Class E
5.000% due 05/10/45 (~)(Ê)(Þ) 800 600
Series 2013-GC16 Class G
3.500% due 11/10/46 (Þ) 90 70
Series 2019-GC40 Class XA
Interest Only STRIPS
1.231% due 07/10/52 (~)(Ê) 2,398 123
Series 2019-PJ2 Class B2
4.496% due 11/25/49 (~)(Ê)(Þ) 931 873
Series 2020-PJ1 Class B2
3.710% due 05/25/50 (~)(Ê)(Þ) 936 838
Series 2021-GSA3 Class E
2.250% due 12/15/54 (Þ) 1,500 861
Series 2021-PJ1 Class A4
2.500% due 05/28/52 (~)(Ê)(Þ) 958 830
Series 2021-PJ3 Class A4
2.500% due 08/25/51 (~)(Ê)(Þ) 861 747
Series 2021-PJ5 Class B3
2.600% due 10/25/51 (~)(Ê)(Þ) 388 277
Series 2021-PJ6 Class A12
2.500% due 11/25/51 (~)(Ê)(Þ) 800 620
Series 2021-PJ6 Class A4
2.500% due 11/25/51 (~)(Ê)(Þ) 891 773
Series 2021-PJ9 Class A4
2.500% due 02/26/52 (~)(Ê)(Þ) 1,091 946
Series 2021-PJ11 Class B3
2.875% due 04/25/52 (~)(Ê)(Þ) 491 390
Series 2022-NQM1 Class A4
4.000% due 05/25/62 (~)(Ê)(Þ) 882 856
Imperial Fund Mortgage Trust
Series 2021-NQM4 Class M1
3.446% due 01/25/57 (~)(Ê)(Þ) 1,500 1,235
Series 2022-NQM3 Class A1
4.380% due 05/25/67 (~)(Ê)(Þ) 488 478
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JPMorgan Commercial Mortgage
Securities Trust
Series 2011-C4 Class G
3.873% due 07/15/46 (~)(Ê)(Þ) 1,000 920
Series 2013-C10 Class E
3.500% due 12/15/47 (~)(Ê)(Þ) 1,000 932
Series 2013-C13 Class F
3.986% due 01/15/46 (~)(Ê)(Þ) 320 265
Series 2013-C17 Class E
3.867% due 01/15/47 (~)(Ê)(Þ) 500 413
Series 2013-C17 Class F
3.867% due 01/15/47 (~)(Ê)(Þ) 110 86
Series 2014-C19 Class D
4.834% due 04/15/47 (~)(Ê)(Þ) 550 511
Series 2015-C27 Class XA
Interest Only STRIPS
1.306% due 02/15/48 (~)(Ê) 2,687 63
Series 2018-WPT Class FFX
5.542% due 07/05/33 (Þ) 330 318
Series 2019-MFP Class E
2.345% due 07/15/36 (USD 1 Month
LIBOR + 2.160%)(Ê)(Þ) 320 300
Series 2021-MHC Class E
2.550% due 04/15/38 (USD 1 Month
LIBOR + 2.450%)(Ê)(Þ) 300 280
JPMorgan Mortgage Trust
Series 2016-2 Class B4
2.519% due 06/25/46 (~)(Ê)(Þ) 1,000 902
Series 2016-5 Class B3
2.636% due 12/25/46 (~)(Ê)(Þ) 794 745
Series 2017-6 Class A7
3.500% due 12/25/48 (~)(Ê)(Þ) 98 94
Series 2018-3 Class B3
3.757% due 09/25/48 (~)(Ê)(Þ) 813 745
Series 2018-6 Class B1
3.933% due 12/25/48 (~)(Ê)(Þ) 269 250
Series 2019-1 Class A3
4.000% due 05/25/49 (~)(Ê)(Þ) 42 41
Series 2019-2 Class A3
4.000% due 08/25/49 (~)(Ê)(Þ) 35 35
Series 2019-7 Class B2A
3.194% due 02/25/50 (~)(Ê)(Þ) 374 330
Series 2019-8 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 70 67
Series 2019-HYB1 Class B1
3.937% due 10/25/49 (~)(Ê)(Þ) 671 664
Series 2019-LTV3 Class A5
3.500% due 03/25/50 (~)(Ê)(Þ) 120 119
Series 2020-1 Class A15
3.500% due 06/25/50 (~)(Ê)(Þ) 172 162
Series 2020-1 Class A7
3.500% due 06/25/50 (~)(Ê)(Þ) 387 365
Series 2020-5 Class B1
3.736% due 12/25/50 (~)(Ê)(Þ) 431 387
Series 2020-8 Class A3
3.000% due 03/25/51 (~)(Ê)(Þ) 198 183
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 336 292

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 121
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-4 Class A15
2.500% due 08/25/51 (~)(Ê)(Þ) 245 213
Series 2022-4 Class A17A
3.000% due 10/25/52 (~)(Ê)(Þ) 490 443
Mello Mortgage Capital Acceptance
Series 2018-MTG2 Class B2
4.485% due 10/25/48 (~)(Ê)(Þ) 916 866
Mello Warehouse Securitization Trust
Series 2021-1 Class C
1.000% due 02/25/55 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 550 532
Merit 2020
Series 2022-MHIL Class F
3.309% due 01/15/27 (SOFR 30 Day
Average + 3.259%)(Ê)(Þ) 1,500 1,398
MHP
Series 2021-STOR Class F
4.199% due 07/15/38 (USD 1 Month
LIBOR + 2.200%)(Ê)(Þ) 500 462
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C6 Class E
4.760% due 11/15/45 (~)(Ê)(Þ) 1,520 1,482
Series 2014-C18 Class D
3.389% due 10/15/47 (Þ) 250 222
Series 2016-C29 Class XB
Interest Only STRIPS
1.110% due 05/15/49 (~)(Ê) 7,710 242
Morgan Stanley Capital I Trust
Series 2011-C1 Class M
Interest Only STRIPS
4.193% due 09/15/47 (Þ) 125 6
Series 2017-HR2 Class XA
Interest Only STRIPS
0.932% due 12/15/50 (~)(Ê) 2,498 94
Series 2019-H6 Class D
3.000% due 06/15/52 (Þ) 377 280
Series 2019-H7 Class XA
Interest Only STRIPS
1.464% due 07/15/52 (~)(Ê) 6,284 410
Series 2019-L3 Class XA
Interest Only STRIPS
0.645% due 11/15/52 (~)(Ê) 5,540 206
Series 2021-L5 Class XA
Interest Only STRIPS
1.425% due 04/15/31 1,507 117
MRCD Mortgage Trust
Series 2019-PARK Class E
2.718% due 12/15/36 (Þ) 120 108
OBX Trust
Series 2022-J1 Class A14
2.500% due 02/25/52 (~)(Ê)(Þ) 1,673 1,460
Onslow Bay Financial LLC
Series 2020-INV1 Class A21
3.500% due 12/25/49 (~)(Ê)(Þ) 129 124
Series 2022-NQM4 Class A1B
3.900% due 04/25/62 (~)(Ê)(Þ) 1,100 1,046
RCKT Mortgage Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-1 Class A13
3.000% due 02/25/50 (~)(Ê)(Þ) 237 214
ReadyCap Commercial Mortgage Trust
Series 2018-4 Class D
5.235% due 02/27/51 (~)(Ê)(Þ) 270 243
RFM Freddie V Fiancing Issuer
3.750% due 05/27/27 4,300 4,300
Sequoia Mortgage Trust
Series 2019-4 Class A19
3.500% due 11/25/49 (~)(Ê)(Þ) 62 58
Series 2019-5 Class A7
3.500% due 12/25/49 (~)(Ê)(Þ) 1,032 979
Series 2019-CH3 Class A1
4.000% due 09/25/49 (~)(Ê)(Þ) 74 73
Series 2020-4 Class A20
2.500% due 11/25/50 (~)(Ê)(Þ) 543 481
SMRT
Series 2022-MINI Class F
3.872% due 01/15/39 (CME Term
SOFR 1 Month + 3.350%)(Ê)(Þ) 1,400 1,293
UBS Bank of America Merrill Lynch
Mortgage Trust
Series 2012-WRM Class D
4.379% due 06/10/30 (~)(Ê)(Þ) 2,600 1,973
UBS-Barclays Commercial Mortgage
Trust
Series 2012-C4 Class D
4.621% due 12/10/45 (~)(Ê)(Þ) 80 76
UWM Mortgage Trust
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 861 747
Verus Securitization Trust
Series 2021-1 Class M1
1.968% due 01/25/66 (~)(Ê)(Þ) 1,000 823
Series 2021-3 Class A1
1.046% due 06/25/66 (~)(Ê)(Þ) 621 555
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR7 Class A6
4.508% due 07/25/34 (~)(Ê) 307 295
Series 2006-AR15 Class 1A
2.531% due 11/25/46 (Federal
Reserve U.S. 12 Month Cumulative
Avg 1 year CMT + 0.840%)(Ê) 224 198
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 Class XA
Interest Only STRIPS
1.188% due 12/15/47 (~)(Ê) 4,333 79
Series 2015-C30 Class D
4.647% due 09/15/58 (~)(Ê)(Þ) 510 458
Series 2017-C41 Class XA
Interest Only STRIPS
1.366% due 11/15/50 (~)(Ê) 4,983 236
Series 2018-C45 Class D
3.000% due 06/15/51 (Þ) 390 283
Series 2019-C52 Class XA
Interest Only STRIPS
1.767% due 08/15/52 (~)(Ê) 2,075 163
Wells Fargo Mortgage Backed Securities
Trust

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
122 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-1 Class A17
3.000% due 12/25/49 (~)(Ê)(Þ) 22 20
Series 2020-4 Class A17
3.000% due 07/25/50 (~)(Ê)(Þ) 184 167
Series 2020-RR1 Class A1
3.000% due 05/25/50 (~)(Ê)(Þ) 267 244
Series 2021-1 Class A17
2.500% due 12/25/50 (~)(Ê)(Þ) 805 700
Wells Fargo Re-REMIC Trust
Series 2013-FRR1 Class BK26
Principal Only STRIPS
0.000% due 01/27/45 (Þ) 210 202
WFRBS Commercial Mortgage Trust
Series 2013-C12 Class D
4.540% due 03/15/48 (~)(Ê)(Þ) 740 712
Series 2013-C12 Class E
3.500% due 03/15/48 (Þ) 940 864
Series 2013-C12 Class F
3.500% due 03/15/48 (Þ) 330 298
Series 2014-C21 Class D
3.497% due 08/15/47 (Þ) 2,077 1,791
Woodward Capital Management LLC
Series 2021-1 Class A13
2.500% due 03/25/51 (~)(Ê)(Þ) 169 147
94,464
Non-US Bonds - 11.3%
Accor SA
2.375% due 09/17/23 EUR 900 927
2.375% due 11/29/28 EUR 100 86
4.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 4.561%)(Ê)(ƒ) EUR 200 192
ACS Actividades de Construccion y
Servicios SA
1.375% due 06/17/25 EUR 600 581
Albion Finance, Ltd.
Series REGS
5.250% due 10/15/26 EUR 335 300
Altice Finco SA
Series REGS
4.750% due 01/15/28 EUR 400 332
Altice France Holding SA
Series REGS
2.500% due 01/15/25 EUR 200 189
2.125% due 02/15/25 EUR 200 186
ams AG
2.125% due 11/03/27 EUR 1,000 734
Anarafe SL
Series REGS
11.750% due 03/31/26 (~)(Ê) EUR 471 501
APCOA Parking Holdings GmbH
Series REGS
4.625% due 01/15/27 EUR 160 133
5.000% due 01/15/27 (3 Month
EURIBOR + 5.000%)(Ê) EUR 200 188
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
2.125% due 08/15/26 EUR 650 563
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 07/15/27 GBP 100 91
Areva Holding SA
4.875% due 09/23/24 EUR 750 783
Argentine Republic Government
International Bond
Interest Only STRIPS
12.169% due 12/15/35 (~)(Ê) EUR 40,000 225
Atlantia SpA
1.875% due 07/13/27 EUR 200 176
Atrium European Real Estate, Ltd.
3.000% due 09/11/25 EUR 200 182
Autostrade Per L'Italia SpA
5.875% due 06/09/24 EUR 300 324
4.375% due 09/16/25 EUR 700 732
1.875% due 09/26/29 EUR 500 431
Azzurra Aeroporti SpA
2.125% due 05/30/24 EUR 200 197
2.625% due 05/30/27 EUR 300 284
Banca Popolare di Sondrio SCPA
2.375% due 04/03/24 EUR 200 202
Banco de Sabadell SA
1.750% due 05/10/24 EUR 500 501
1.125% due 03/27/25 EUR 400 385
Banijay Group SAS
Series REGS
6.500% due 03/01/26 EUR 1,150 1,042
Bayer US Finance II LLC
3.750% due 07/01/74 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.550%)(Ê) EUR 720 718
2.375% due 11/12/79 (EURIBOR
ICE Swap Rate + 2.647%)(Ê) EUR 1,300 1,228
3.125% due 11/12/79 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.108%)(Ê) EUR 300 259
BCP V Modular Services Finance II PLC
Series REGS
4.750% due 11/30/28 EUR 265 225
Bellis Finco PLC
Series REGS
4.000% due 02/16/27 GBP 300 250
Bertelsmann SE & Co. KGaA
3.500% due 04/23/75 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.206%)(Ê) EUR 400 368
Boparan Finance PLC
Series REGS
7.625% due 11/30/25 GBP 125 112
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/27 BRL 1,400 249
10.000% due 01/01/31 BRL 1,750 292
Casino Guichard Perrachon SA
4.498% due 03/07/24 EUR 200 165
3.580% due 02/07/25 EUR 200 149
4.048% due 08/05/26 EUR 700 476
5.250% due 04/15/27 EUR 650 430
Castor SpA
Series REGS

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 123
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 02/15/29 (3 Month
EURIBOR + 5.250%)(Ê) EUR 238 222
Centrica PLC
5.250% due 04/10/75 (GBP Swap
Semiannual [versus 6 Month LIBOR]
5 Year Rate + 3.611%)(Ê) GBP 200 221
Centurion Bidco SpA
Series REGS
5.875% due 09/30/26 EUR 200 188
CGG SA
Series REGS
7.750% due 04/01/27 EUR 300 273
Chrome Holdco SASU
Series REGS
5.000% due 05/31/29 EUR 1,305 1,053
Cidron Aida Finco SARL
Series REGS
5.000% due 04/01/28 EUR 550 495
6.250% due 04/01/28 GBP 400 421
Commerzbank AG
4.000% due 03/23/26 EUR 287 299
Series eMTN
4.000% due 03/30/27 EUR 419 439
Constellation Automotive Financing PLC
Series REGS
4.875% due 07/15/27 GBP 460 448
Co-operative Group Holdings, Ltd.
5.035% due 07/08/26 (~)(Ê) GBP 810 873
CPUK Finance, Ltd.
6.500% due 08/28/26 GBP 150 173
Series REGS
4.875% due 08/28/25 GBP 275 311
Credito Emiliano SpA
1.500% due 10/25/25 (3 Month
EURIBOR + 1.800%)(Ê) EUR 725 718
Daily Mail & General Trust PLC
6.375% due 06/21/27 GBP 250 299
Deutsche Bank AG
2.750% due 02/17/25 EUR 829 853
Deutsche Lufthansa AG
0.250% due 09/06/24 EUR 350 341
Deutsche Telekom AG
Series REGS
5.500% due 01/15/30 EUR 475 416
Dufry One BV
0.750% due 03/30/26 CHF 200 171
3.625% due 04/15/26 CHF 750 718
3.375% due 04/15/28 EUR 150 131
EDP - Energias de Portugal SA
1.700% due 07/20/80 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 1.844%)(Ê) EUR 300 276
Electricite de France SA
5.000% due 01/22/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 3.043%)(Ê)(ƒ) EUR 500 485
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.860%)(Ê)(ƒ) EUR 400 329
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.198%)(Ê)(ƒ) EUR 400 339
3.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.970%)(Ê)(ƒ) EUR 800 650
Series EMTn
5.875% due 07/22/49 (ICE SWAP
Rate GBP SONIA 15 Year + 3.323%)
(Ê)(ƒ) GBP 300 321
Energizer Holdings, Inc.
Series REGS
3.500% due 06/30/29 EUR 250 193
EP Infrastructure
1.659% due 04/26/24 EUR 790 672
Esselunga SpA
0.875% due 10/25/23 EUR 300 303
1.875% due 10/25/27 EUR 360 343
Explorer II AS
3.375% due 02/24/25 EUR 450 364
Foodco Bondco SA
Series REGS
6.250% due 05/15/26 EUR 300 227
Galaxy Bidco, Ltd.
Series REGS
6.500% due 07/31/26 GBP 300 326
GKN Holdings PLC
4.625% due 05/12/32 GBP 300 330
Grifols Escrow Issuer SA
Series REGS
3.875% due 10/15/28 EUR 285 253
Heathrow Finance PLC
4.750% due 03/01/24 (~)( Ê) GBP 100 117
Immobiliare Grande Distribuzione SIIQ
SpA
2.125% due 11/28/24 EUR 439 407
International Consolidated Airlines
Group SA
1.500% due 07/04/27 EUR 700 537
Intesa Sanpaolo SpA
6.625% due 09/13/23 EUR 844 896
3.928% due 09/15/26 EUR 500 517
Intesa Sanpaolo Vita SpA
4.750% due 12/31/49 (3 Month
EURIBOR + 4.817%)(Ê)(ƒ) EUR 200 205
IPD 3 BV
Series REGS
5.500% due 12/01/25 EUR 150 140
Kaixo Bondco Telecom SA
Series REGS
5.125% due 09/30/29 EUR 401 354
La Banque Postale SA
3.000% due 06/09/28 EUR 600 603
Leonardo SpA
4.875% due 03/24/25 EUR 200 216
Libra Groupco SpA

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
124 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.000% due 05/15/27 EUR 550 476
Maison Finco PLC
Series REGS
6.000% due 10/31/27 GBP 465 416
Malaysia Government International Bond
Series 0219
3.885% due 08/15/29 MYR 3,000 674
Mangrove LuxCo III SARL
Series REGS
7.775% due 10/09/25 EUR 400 342
Marcolin SpA
Series REGS
6.125% due 11/15/26 EUR 300 269
Marks & Spencer PLC
4.750% due 06/12/25 GBP 312 371
3.250% due 07/10/27 GBP 300 320
Mexican Bonos
Series M 20
10.000% due 12/05/24 MXN 20,000 997
8.500% due 05/31/29 MXN 8,500 413
Monitchem HoldCo 3 SA
Series REGS
5.250% due 03/15/25 EUR 300 287
Motion Bondco Designated Activity Co.
Series REGS
4.500% due 11/15/27 EUR 1,000 796
NGG Finance PLC
1.625% due 12/05/79 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.141%)(Ê) EUR 400 374
2.125% due 09/05/82 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.532%)(Ê) EUR 1,075 907
Series GBP
5.625% due 06/18/73 (GBP Swap
Semiannual [versus 6 Month LIBOR]
12 Year Rate + 3.480%)(Ê) GBP 100 117
NH Hotel Group, SA
Series REGS
4.000% due 07/02/26 EUR 1,200 1,137
Nidda BondCo GmbH
Series REGS
7.250% due 09/30/25 EUR 700 622
Nobian Finance BV
Series REGS
3.625% due 07/15/26 EUR 350 286
Novelis Sheet Ingot GmbH
Series REGS
3.375% due 04/15/29 EUR 100 86
Parts Europe SA
Series REGS
4.047% due 07/20/27 (3 Month
EURIBOR + 4.000%)(Ê) EUR 250 243
Petrobras Global Finance BV
6.250% due 12/14/26 GBP 580 701
5.375% due 10/01/29 GBP 1,135 1,248
Petroleos Mexicanos
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.625% due 11/24/25 EUR 100 92
3.750% due 04/16/26 EUR 100 89
4.875% due 02/21/28 EUR 350 297
Series 10.7
4.750% due 02/26/29 EUR 1,650 1,320
Quatrim SAS
Series REGS
5.875% due 01/15/24 EUR 250 243
RAC Bond Co. PLC
Series REGS
5.250% due 11/04/27 GBP 535 523
Renault SA
1.250% due 06/24/25 EUR 600 563
1.000% due 11/28/25 EUR 504 480
2.000% due 09/28/26 EUR 200 177
1.125% due 10/04/27 EUR 500 406
Republic of South Africa Government
International Bond
Series 2035
8.875% due 02/28/35 ZAR 2,620 134
Series R186
10.500% due 12/21/26 ZAR 12,500 794
Rolls-Royce PLC
0.875% due 05/09/24 EUR 400 391
3.375% due 06/18/26 GBP 380 403
1.625% due 05/09/28 EUR 340 278
RWE AG
3.500% due 04/21/75 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.245%)(Ê) EUR 130 131
RZD Capital PLC
7.900% due 10/19/24 (Š)(Æ)(Ø) RUB 115,000 —
SACE SPA
3.875% due 02/10/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
10 Year Rate + 3.186%)(Ê)(ƒ) EUR 921 873
Sani/Ikos Financial Holdings 1 SARL
Series REGS
5.625% due 12/15/26 EUR 362 328
Schaeffler AG
1.875% due 03/26/24 EUR 499 504
2.875% due 03/26/27 EUR 200 191
Solvay Finance SA
5.425% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.700%)(Ê)(ƒ) EUR 400 404
Stonegate Pub Co. Financing PLC
8.000% due 07/13/25 GBP 200 230
Series REGS
5.750% due 07/31/25 (3 Month
EURIBOR + 5.750%)(Ê) EUR 100 97
8.250% due 07/31/25 GBP 100 115
Summer (BC) Holdco A SARL
Series REGS
9.250% due 10/31/27 EUR 1,216 1,081
Summit Germany, Ltd.
Series REGS
2.000% due 01/31/25 EUR 250 226

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 125
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Techem Verwaltungsgesellschaft 674
mbH
Series REGS
6.000% due 07/30/26 (Æ)(Ø) EUR 791 743
Tele Columbus AG
Series REGS
3.875% due 05/02/25 EUR 600 516
Telecom Italia SpA
7.750% due 01/24/33 EUR 689 737
5.250% due 03/17/55 EUR 400 332
Telefonica Europe BV
2.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 8
Year Rate + 3.071%)(Ê)(ƒ) EUR 300 265
Teollisuuden Voima OYJ
2.125% due 02/04/25 EUR 740 730
Teva Pharmaceutical Finance
Netherlands II BV
1.125% due 10/15/24 EUR 650 630
1.625% due 10/15/28 EUR 1,105 887
Titan Holdings II BV
Series REGS
5.125% due 07/15/29 EUR 267 226
Travelex Issuerco, Ltd.
Series REGS
0.500% due 08/05/25 GBP 1,758 2,676
Trivium Packaging Finance BV
Series REGS
3.750% due 08/15/26 (3 Month
EURIBOR + 3.750%)(Ê) EUR 400 387
TVL Finance PLC
Series REGS
6.588% due 07/15/25 (SONIA +
5.395%)(Ê) GBP 250 271
UniCredit SpA
4.875% due 02/20/29 (EURIBOR
ICE Swap Rate + 4.739%)(Ê) EUR 1,226 1,252
United Group BV
Series REGS
4.000% due 11/15/27 EUR 300 247
3.625% due 02/15/28 EUR 300 239
4.625% due 08/15/28 EUR 300 246
Valeo SA
3.250% due 01/22/24 EUR 900 923
1.625% due 03/18/26 EUR 200 194
Series EMTn
1.500% due 06/18/25 EUR 400 387
Verisure Midholding AB
Series REGS
5.250% due 02/15/29 EUR 925 791
Virgin Media Finance PLC
Series REGS
4.875% due 07/15/28 GBP 350 371
Viridian Group FinanceCo PLC /
Viridian Power & Energy Holdings
DAC
Series REGS
4.750% due 09/15/24 GBP 600 668
Vmed O2 UK Financing I PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.000% due 01/31/29 GBP 300 320
4.500% due 07/15/31 GBP 250 263
Vodafone Group PLC
4.875% due 10/03/78 (GBP Swap
Semiannual [versus 6 Month LIBOR]
5 Year Rate + 3.267%)(Ê) GBP 922 1,045
3.100% due 01/03/79 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.669%)(Ê) EUR 652 650
Series NC10
3.000% due 08/27/80 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.227%)(Ê) EUR 725 612
Wheel Bidco, Ltd.
Series REGS
6.750% due 07/15/26 GBP 374 378
ZF Europe Finance BV
1.250% due 10/23/23 EUR 800 800
2.000% due 02/23/26 EUR 500 457
2.500% due 10/23/27 EUR 600 524
3.000% due 10/23/29 EUR 400 338
ZF NA Capital, Inc.
3.750% due 09/21/28 EUR 300 272
74,683
United States Government Treasuries - 0.1%
United States Treasury Notes
1.250% due 05/15/50 1,250 816
Total Long-Term Fixed Income
Investments
(cost
$676,617
) 573,517
Common Stocks - 1.0%
Consumer Discretionary - 0.0%
Charming Charlie, Inc. (Æ)(Š) 3,957,093
—
Education Management Corp. (Æ)(Š) 4,460,190
—
—
Energy - 0.0%
Tourmaline Oil Corp. (Æ)(Š) 255,236
200
Financial Services - 0.0%
Travelex Topco, Ltd. (Æ)(Š) 10,391
—
Materials and Processing - 0.6%
Specialty Steel Holdco, Inc. (Æ)(Š) 22
3,590
Producer Durables - 0.4%
Affinion Group, Inc. (Æ)(Š) 8,007
—
Bahia De Las Isletas SL (Æ)(Š) 4,636
—
Kelly Topco, Ltd. (Æ) 2,574
188
Real Alloy (Æ)(Š) 39
2,637
2,825
Technology - 0.0%

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
126 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Avaya Holdings Corp. (Æ) 4
—
Total Common Stocks
(cost $6,155) 6,615
Preferred Stocks - 0.5%
Consumer Discretionary - 0.0%
Education Management Corp. (Š)(Æ)
0.000% 2,128 —
Producer Durables - 0.5%
Sequa Corp. (Š)(Æ)
0.000% 3,632 3,632
Total Preferred Stocks
(cost $2,392) 3,632
Warrants and Rights - 0.0%
Travelex Issuerco, Ltd. (Æ)
2025 Warrants 675 37
Total Warrants and Rights
(cost $—) 37
Short-Term Investments - 8.4%
1MDB Global Investments, Ltd.
Series REGS
4.400% due 03/09/23 1,000 960
Agua y Saneamientos Argentinos SA
6.625% due 02/01/23 1,281 757
American Airlines Pass-Through Trust
Series 2013-2 Class A
4.950% due 01/15/23 58 57
Argentine Republic Government
International Bond
3.625% due 07/09/23 (~)(Ê) 300 67
Avaya Holdings Corp.
2.250% due 06/15/23 359 208
Brazil Loan Trust 1
5.477% due 07/24/23 (Þ) 341 340
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23 BRL 8,000 1,534
Charming Charlie, Inc. Converted Term
Loan A
0.000% due 04/24/23 (~)(Ê)(Š) 374 —
Charming Charlie, Inc. Converted Term
Loan B
0.000% due 04/24/23 (~)(Ê)(Š) 460 —
Charming Charlie, Inc. Delayed Draw
Term Loan
0.104% due 11/24/22 (~)(Ê)(Š) 87 38
Charming Charlie, Inc. Term Loan
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.000% due 05/15/23 (~)(Ê)(Š) 16 7
Development Bank of Kazkhstan JSC
Series REGS
4.125% due 12/10/22 572 569
DKT Finance ApS
9.375% due 06/17/23 (Þ) 1,100 1,048
Series REGS
7.000% due 06/17/23 EUR 1,600 1,534
Ford Motor Credit Co. LLC
4.250% due 09/20/22 117 117
Greenland Global Investment, Ltd.
6.125% due 04/22/23 802 192
Lebanon Government International Bond
Series REGS
6.000% due 01/27/23 (Æ)(Ø) 230 14
Navient Corp.
5.500% due 01/25/23 380 382
Petkim Petrokimya Holding AS
Series REGS
5.875% due 01/26/23 346 336
Republic of Ecuador Government
International Bond
Series REGS
2.500% due 07/31/23 (~)(Ê) 500 206
Seagate HDD Cayman
4.750% due 06/01/23 546 545
Service Properties Trust
4.500% due 06/15/23 104 100
Spirit AeroSystems, Inc.
3.950% due 06/15/23 123 118
TransAlta Corp.
4.500% due 11/15/22 180 180
Tsinghua Unic, Ltd.
5.375% due 01/31/23 (~)(Ê)(Æ)(Ø) 753 464
U.S. Cash Management Fund(@) 44,767,727(∞) 44,750
Ukreximbank Via Biz Finance PLC
7.289% due 02/09/23 (USD 6 Month
LIBOR + 7.000%)(Ê)(Þ) 1,011 405
VTB Bank
Series REGS
6.950% due 10/17/22 (~)(Ê)(Æ)(Ø) 200 —
YPF SA
7.000% due 01/01/23 (~)(Ê)(Þ) 1 1
9.000% due 01/01/23 (~)(Ê)(Þ) 419 232
9.000% due 02/12/23 (~)(Ê)(Þ) 31 24
Total Short-Term Investments
(cost $59,665) 55,185
Total Investments - 97.1%
(identified cost $744,829) 638,986

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 127
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities,
Net - 2.9%
18,782
Net Assets - 100.0%
657,768

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
128 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
46.6%
1011778 B.C. Unltd. Liability Co. / New Red Finance, Inc. 07/06/21 480,000 97.71 469
418
180 Medical, Inc. 09/30/21 300,000 100.00 300
273
7-Eleven, Inc. 01/05/22 333,000 99.15 330
318
ABN AMRO Bank NV 07/08/20 237,000 108.98 258
236
Abu Dhabi National Energy Co. PJSC 05/10/18 506,000 99.18 502
514
ACE Securities Corp. Mortgage Loan Trust 02/23/21 691,320 98.21 679
554
Acuris Finance US, Inc. / Acuris Finance SARL 05/07/21 556,000 100.00 556
467
Adani Ports & Special Economic Zone, Ltd. 09/10/21 179,000 103.27 185
174
AdaptHealth LLC 01/28/21 368,000 102.25 376
329
AdaptHealth LLC 11/29/21 1,053,000 99.72 1,050
966
Adient Global Holdings Co. 11/08/21 1,299,000 101.56 1,319
1,215
AES Panama Generation Holdings SRL 07/06/22 336,000 86.33 290
276
AHP Health Partners, Inc. 08/16/21 186,000 100.78 187
138
Air Methods Corp. 12/09/19 282,000 77.25 218
188
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 04/20/22 291,000 96.07 280
275
Albion Finance, Ltd. 10/15/21 800,000 100.00 800
716
Alimentation Couche-Tard, Inc. 09/24/18 238,000 96.36 229
226
Alliance Data Systems Corp. 11/30/20 350,000 97.69 342
324
Alliance Resource Partners, LP 09/03/19 271,000 99.88 271
268
Allied Universal Holdco LLC / Allied Universal Finance Corp. 04/21/22 277,000 99.67 276
268
Alta Equipment Group, Inc. 12/07/21 490,000 101.76 499
411
Altice France Holding SA 04/20/22 324,000 88.08 285
277
Altice France Holding SA 04/25/22 262,000 83.91 220
202
AMC Entertainment Holdings, Inc. 04/25/22 396,000 85.28 338
313
American Airlines Group, Inc. 12/07/20 325,000 110.82 360
361
American Airlines Group, Inc. 03/10/21 343,000 100.00 343
328
American Airlines Group, Inc. 03/10/21 892,000 100.00 892
877
American Builders & Contractors Supply Co., Inc. 06/27/22 1,000,000 82.17 822
855
American Finance Trust, Inc. / American Finance Operating Partner, LP 01/12/22 326,000 99.56 325
262
Apidos CLO XXXI 04/28/21 1,140,000 100.00 1,140
1,067
Apidos CLO XXXIII 09/14/21 1,600,000 100.00 1,600
1,477
Apollo Commercial Real Estate Finance, Inc. 09/02/21 316,000 97.90 309
249
Apollo Management Holdings, LP 05/05/20 274,000 92.14 252
237
Aramark Services, Inc. 01/28/21 354,000 103.58 367
346
Arconic Corp. 05/11/22 1,000,000 96.37 964
999
Arcosa, Inc. 03/31/21 162,000 100.00 162
144
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 01/28/21 361,000 103.20 373
275
Arroyo Mortgage Trust 05/12/20 124,238 97.11 121
121
Ashtead Capital, Inc. 07/25/22 842,000 91.92 774
781
Aston Martin Capital Holdings, Ltd. 05/06/21 600,000 107.66 646
635
ATS Automation Tooling Systems, Inc. 01/28/21 287,000 101.48 291
254
Avantor, Inc. 01/28/21 358,000 104.09 373
345
Avation Capital SA 07/06/21 308,575 85.81 265
232
Aviation Capital Group LLC 06/02/22 282,000 101.42 286
280
Avient Corp. 07/27/22 373,000 100.00 373
384
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 01/28/21 288,000 104.18 300
275
Babson CLO, Ltd. 11/27/18 110,609 100.06 111
111
Bahrain Government International Bond 11/17/15 2,000,000 100.00 2,000
2,063
Banco de Bogota SA 02/03/22 324,000 99.63 323
290
Banco de Credito del Peru 05/05/22 304,000 96.40 293
288
Banco Inbursa SA Institucion de Banca Multiple 09/24/18 235,000 96.78 227
224
Banco Santander Chile 01/04/22 247,000 101.87 252
237
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santander 05/05/22 285,000 102.06 291
291
Bank Commercial Mortgage Pass-Through Certificates 08/01/19 140,000 91.11 128
111
Bank Commercial Mortgage Pass-Through Certificates 06/11/21 1,100,000 96.28 1,059
902
Barings BDC, Inc. 03/03/22 331,000 95.70 317
288
Barings CLO, Ltd. 03/04/21 1,000,000 100.00 1,000
918
Barings CLO, Ltd. 09/22/21 2,000,000 100.00 2,000
1,864
Bausch Health Cos., Inc. 12/17/19 370,000 89.57 295
190
Bausch Health Cos., Inc. 05/17/21 1,059,000 96.63 1,023
543
Bausch Health Cos., Inc. 05/27/21 623,000 98.13 611
333
Bayer US Finance II LLC 08/02/19 292,000 101.45 296
287
Bayer US Finance II LLC 07/15/21 310,000 103.99 322
310
BBVA Bancomer SA 10/07/21 300,000 105.45 316
297
BCPE Ulysses Intermediate, Inc. 02/18/21 835,000 100.06 835
583
Benchmark Mortgage Trust 03/28/22 890,000 78.96 703
619

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 129
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Benefit Street Partners CLO IV, Ltd. 01/20/21 500,000 100.00 500
469
Berry Global, Inc. 07/22/19 224,000 103.64 232
226
Betony CLO 2, Ltd. 03/24/21 1,000,000 100.00 1,000
932
Bharti Airtel, Ltd. 09/13/21 305,000 106.65 325
304
Blackstone Mortgage Trust, Inc. 11/02/21 311,000 99.72 310
277
BlueMountain CLO, Ltd. 10/03/18 500,000 100.00 500
466
BMD2 Re-Remic Trust 02/03/21 892,000 89.06 794
712
BNP Paribas SA 05/14/20 243,000 105.10 255
242
Bombardier, Inc. 03/02/22 115,000 109.40 126
99
Bombardier, Inc. 07/11/22 721,000 89.69 647
667
Booz Allen Hamilton Holding Corp. 03/03/21 324,000 102.01 331
307
Boxer Parent Co., Inc. 05/14/20 931,000 103.39 963
889
Boyd Gaming Corp. 06/30/22 1,000,000 84.34 843
920
Brazil Loan Trust 1 07/25/13 340,979 100.51 343
340
Brookfield Residential Properties, Inc. 03/15/21 322,000 103.36 333
289
Builders FirstSource, Inc. 03/03/21 385,000 105.95 408
357
BX Commercial Mortgage Trust 02/04/21 577,000 100.00 577
548
BX Commercial Mortgage Trust 06/21/22 1,250,000 95.41 1,193
1,190
BX Trust 01/20/22 1,500,000 99.76 1,496
1,400
Cablevision Lightpath LLC 01/06/21 326,000 102.53 334
263
Caesars Entertainment, Inc. 09/10/21 158,000 100.00 158
134
CALI Mortgage Trust 03/07/19 320,000 98.98 317
266
Calpine Corp. 04/21/22 300,000 93.15 279
282
Cantor Commercial Real Estate Lending 02/16/21 775,000 89.85 696
556
Carlyle Global Market Strategies CLO, Ltd. 10/05/18 500,000 100.00 500
474
Carlyle Global Market Strategies CLO, Ltd. 04/29/22 1,000,000 97.07 971
920
Carlyle Holdings II Finance LLC 05/04/21 256,000 126.59 324
247
Carlyle US CLO, Ltd. 08/24/21 1,650,000 100.00 1,650
1,539
Carnival Corp. 02/10/21 1,073,000 99.82 1,071
860
Carnival Corp. 10/19/21 454,000 100.00 454
350
Carriage Purchaser, Inc. 07/27/22 744,000 98.39 732
518
Carriage Services, Inc. 06/09/22 1,000,000 83.95 839
870
Carvana Co. 11/13/20 244,000 99.81 244
186
Cascade Funding Mortgage Trust 02/25/22 4,500,000 64.36 2,896
2,655
Cascades, Inc. 01/12/22 282,000 102.94 290
263
CCO Holdings LLC / CCO Holdings Capital Corp. 08/22/19 321,000 100.46 322
310
CCO Holdings LLC / CCO Holdings Capital Corp. 09/17/19 642,000 100.00 642
584
CCO Holdings LLC / CCO Holdings Capital Corp. 08/02/21 1,872,000 96.02 1,796
1,547
Cedar Funding V CLO, Ltd. 03/22/19 250,000 98.36 246
233
CenturyLink, Inc. 04/20/22 788,000 89.15 703
718
CGDB Commercial Mortgage Trust 04/28/22 1,260,000 97.29 1,226
1,201
Chase Home Lending Mortgage Trust 07/29/19 144,636 101.01 146
138
Chase Home Lending Mortgage Trust 10/30/19 83,888 100.81 85
80
Chase Home Lending Mortgage Trust 10/30/19 536,884 101.64 546
511
CHNGE Mortgage Trust 01/21/22 432,423 100.00 432
407
CHS/Community Health Systems, Inc. 01/26/21 654,000 89.45 585
526
CHS/Community Health Systems, Inc. 05/04/21 340,000 100.00 340
182
CHS/Community Health Systems, Inc. 01/20/22 200,000 100.00 200
168
CHS/Community Health Systems, Inc. 04/29/22 1,500,000 94.91 1,424
1,309
CHS/Community Health Systems, Inc. 05/04/22 276,000 77.99 215
153
CIFC Funding, Ltd. 03/27/19 500,000 99.76 499
485
CIFC Funding, Ltd. 12/20/21 500,000 100.00 500
471
CIFC LLC 03/18/21 1,000,000 100.00 1,000
940
CIM Commercial Trust Corp. 09/27/18 261,601 96.77 253
258
CIM Commercial Trust Corp. 03/22/19 61,248 101.47 62
60
CIM Commercial Trust Corp. 03/01/21 812,779 102.03 829
706
CIM Commercial Trust Corp. 03/29/21 400,218 100.41 402
348
CIM Trust 11/07/19 432,017 100.60 434
411
Citigroup Commercial Mortgage Trust 04/04/19 410,000 101.51 416
354
Citigroup Commercial Mortgage Trust 06/14/19 120,000 86.19 103
86
Citigroup Commercial Mortgage Trust 08/12/19 313,000 78.04 244
178
Citigroup Mortgage Loan Trust, Inc. 05/06/21 613,400 101.26 621
533
Citigroup Mortgage Loan Trust, Inc. 06/25/21 527,331 100.41 530
458
CLI Funding VI LLC 03/23/21 807,500 100.24 809
733
Clydesdale Acquisition Holdings, Inc. 03/30/22 179,000 100.00 179
181
Clydesdale Acquisition Holdings, Inc. 03/30/22 600,000 94.03 564
572
Coinbase Global, Inc. 09/14/21 272,000 100.00 272
161
Coinbase Global, Inc. 09/14/21 336,000 100.00 336
216

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
130 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Colt Merger Sub, Inc. 06/19/20 281,000 100.00 281
281
Colt Merger Sub, Inc. 06/19/20 771,000 101.24 778
769
Colt Merger Sub, Inc. 06/19/20 507,000 99.10 502
507
Commercial Mortgage Trust 11/04/19 250,000 97.21 243
217
Commercial Mortgage Trust 01/21/20 160,000 97.03 155
143
Commercial Mortgage Trust 03/03/22 850,000 94.19 801
722
Commercial Mortgage Trust 04/28/22 1,500,000 89.64 1,345
1,313
Commerzbank AG 06/17/19 155,000 104.34 162
159
Commonbond Student Loan Trust 11/27/18 56,885 100.75 57
57
Commonbond Student Loan Trust 06/02/20 102,312 99.98 102
99
Commonbond Student Loan Trust 03/10/21 297,524 100.00 298
268
CommScope Technologies LLC 04/25/22 273,000 80.40 219
224
Compass Group Diversified Holdings LLC 04/07/21 333,000 104.11 347
294
Condor Merger Sub, Inc. 02/03/22 967,000 100.00 967
849
Connect Finco SARL / Connect US Finco LLC 01/13/22 850,000 104.27 886
831
Connecticut Avenue Securities Trust 01/11/22 700,000 100.00 700
635
Consensus Cloud Solutions, Inc. 09/24/21 136,000 100.00 136
121
Consensus Cloud Solutions, Inc. 07/06/22 887,000 91.04 808
816
Consolidated Communications Holdings, Inc. 03/04/21 517,000 100.00 517
408
Consolidated Energy Finance SA 01/23/20 727,000 99.68 725
680
Consolidated Energy Finance SA 09/30/21 995,000 99.97 995
811
Constellation Merger Sub, Inc. 09/03/19 292,000 91.68 268
257
CoreLogic, Inc. 07/06/21 311,000 99.65 310
240
Coronado Finance Pty, Ltd. 12/17/21 416,000 99.18 413
433
Corp. Nacional del Cobre de Chile 03/12/20 400,000 88.01 352
312
Costa Rica Government International Bond 01/07/15 2,000,000 97.98 1,960
1,756
CoStar Group, Inc. 06/17/21 323,000 101.02 326
273
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US LLC 11/22/21 979,000 100.00 979
889
CPI CG, Inc. 04/07/21 289,000 104.22 301
279
CQP Holdco, LP / BIP-V Chinook Holdco LLC 05/27/21 1,138,000 100.00 1,138
1,078
Credit Acceptance Corp. 05/08/20 242,000 93.25 226
232
Credit Agricole SA 06/10/20 283,000 105.87 300
279
Credit Agricole SA 01/28/21 301,000 105.16 317
294
Credit Suisse Group AG 01/04/22 317,000 103.13 327
313
CSC Holdings LLC 07/15/21 743,000 99.17 737
565
Curo Group Holdings Corp. 08/16/21 647,000 80.97 524
440
Cushman & Wakefield U.S. Borrower LLC 03/15/21 265,000 107.05 284
262
CVR Energy, Inc. 01/10/20 402,000 100.00 402
364
CVR Energy, Inc. 07/25/22 783,000 98.22 769
749
Daimler Trucks Finance NA LLC 06/03/22 305,000 95.56 291
288
Danone SA 10/24/19 277,000 100.47 278
274
Danske Bank A/S 03/03/22 335,000 94.67 317
297
Darling Ingredients, Inc. 05/31/22 190,000 100.00 190
197
DB Master Finance LLC 03/20/19 194,500 100.00 195
188
DB Master Finance LLC 03/20/19 389,000 100.00 389
375
DBWF Mortgage Trust 10/25/18 1,000,000 89.78 898
826
DCP Midstream Operating, LP 03/02/22 83,000 119.24 99
83
DCP Midstream Operating, LP 03/02/22 101,000 121.87 123
100
Deephaven Residential Mortgage Trust 02/03/21 1,000,000 100.00 1,000
922
Deephaven Residential Mortgage Trust 03/25/22 752,100 99.87 751
732
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 07/22/21 1,948,000 101.55 1,975
1,815
DISH DBS Corp. 11/10/21 57,000 100.00 57
46
DISH DBS Corp. 11/10/21 220,000 100.00 220
190
DKT Finance ApS 03/28/19 1,100,000 101.81 1,120
1,048
Dominican Republic Government International Bond 04/24/14 1,000,000 102.99 1,030
938
Dominican Republic Government International Bond 01/20/15 750,000 100.00 750
659
Domino's Pizza Master Issuer LLC 11/06/19 926,250 100.00 926
855
Domino's Pizza Master Issuer LLC 04/08/21 592,500 100.00 593
518
Dresdner Funding Trust I 03/02/22 139,000 129.52 180
152
Dryden 30 Senior Loan Fund 10/05/18 500,000 99.16 496
456
Ecuador Government International Bond 08/07/20 107,413 59.47 64
45
Ecuador Government International Bond 08/07/20 460,800 61.40 283
190
Ecuador Government International Bond 08/07/20 1,614,425 62.96 1,016
730
Ecuador Government International Bond 08/07/20 475,200 80.69 383
285
Egypt Government International Bond 03/02/15 2,000,000 100.55 2,011
1,123
Egypt Government International Bond 12/16/16 500,000 96.27 481
398
Egypt Government International Bond 04/05/19 750,000 105.21 789
435
Electricite de France SA 08/10/21 257,000 107.84 277
243

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 131
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Electricite de France SA 09/03/21 339,000 104.43 354
325
ELFI Graduate Loan Program 06/18/20 123,586 99.97 124
114
Ellington Financial Mortgage Trust 11/05/19 227,853 99.99 228
220
Ellington Financial Mortgage Trust 04/14/22 485,359 99.58 483
474
Emergent BioSolutions, Inc. 05/07/21 839,000 95.44 801
637
Enact Holdings, Inc. 11/13/20 225,000 104.64 235
227
Enel Finance International NV 09/24/18 202,000 107.64 217
202
Entegris, Inc. 06/17/22 1,227,000 91.47 1,122
1,218
EQM Midstream Partners, LP 06/16/20 60,000 100.00 60
60
EQM Midstream Partners, LP 01/04/21 217,000 100.00 217
194
EQM Midstream Partners, LP 01/04/21 195,000 100.00 195
176
EQM Midstream Partners, LP 04/21/22 669,000 97.88 655
670
EQM Midstream Partners, LP 06/01/22 313,000 101.32 317
322
Ethiopia Government International Bond 12/04/14 1,000,000 100.03 1,000
511
Falabella SA 03/03/22 334,000 93.95 314
278
Fannie Mae Connecticut Avenue Securities Trust 10/31/18 163,210 99.87 163
163
Fannie Mae Connecticut Avenue Securities Trust 08/04/20 204,932 96.94 199
203
Fannie Mae Connecticut Avenue Securities Trust 03/02/22 1,200,000 90.47 1,086
1,056
Fannie Mae Connecticut Avenue Securities Trust 05/03/22 800,000 100.00 800
773
First Quantum Minerals, Ltd. 02/20/18 366,000 100.00 366
353
First Quantum Minerals, Ltd. 11/07/19 175,000 99.59 174
174
First Student Bidco, Inc. 07/13/21 615,000 96.23 592
543
FirstEnergy Transmission LLC 11/01/21 317,000 106.44 337
315
Flagstar Mortgage Trust 10/24/18 460,635 103.20 475
442
Flagstar Mortgage Trust 06/03/19 105,659 102.88 109
104
Flagstar Mortgage Trust 02/04/21 140,972 102.85 145
131
Forestar Group, Inc. 05/12/21 303,000 100.64 305
268
Fortescue Metals Group, Ltd. 03/15/21 352,000 104.67 368
355
Freddie Mac Structured Agency Credit Risk Debt Notes 10/13/20 329,212 100.00 329
330
Freddie Mac Structured Agency Credit Risk Debt Notes 02/01/21 928,672 99.88 928
908
Freddie Mac Structured Agency Credit Risk Debt Notes 02/17/21 1,000,000 100.00 1,000
934
Freddie Mac Structured Agency Credit Risk Debt Notes 02/07/22 1,000,000 100.00 1,000
945
Freddie Mac Structured Agency Credit Risk Debt Notes 07/20/22 1,700,000 92.70 1,576
1,586
FREMF Mortgage Trust 03/24/21 15,234,332 0.38 58
47
FREMF Mortgage Trust 03/24/21 3,675,088 0.42 15
12
FREMF Mortgage Trust 03/24/21 1,450,103 73.99 1,073
1,044
FREMF Mortgage Trust 05/10/21 5,098,227 0.37 19
19
FREMF Mortgage Trust 05/10/21 570,000 0.48 3
3
FREMF Mortgage Trust 05/10/21 400,000 64.49 258
240
Fresenius Medical Care US Finance II, Inc. 10/25/19 263,000 102.23 269
264
Frontier Communications Corp. 11/19/20 942,000 97.13 925
885
Frontier Communications Corp. 10/05/21 153,000 100.00 153
129
FRR Re-REMIC Trust 06/10/21 1,500,000 93.54 1,403
1,358
FRR Re-REMIC Trust 09/29/21 200,000 89.00 178
166
GAM Re-REMIC Trust 04/01/21 1,258,000 113.38 1,426
804
GAM Re-REMIC Trust 04/01/21 837,000 119.14 997
582
GAM Re-REMIC Trust 04/01/21 905,000 67.38 610
591
GAM Re-REMIC Trust 11/04/21 266,000 72.01 192
165
GAM Re-REMIC Trust 11/04/21 316,000 86.95 275
248
GAM Re-REMIC Trust 11/04/21 796,000 87.48 696
668
GAM Re-REMIC Trust 11/04/21 312,000 87.52 273
233
GAM Re-REMIC Trust 11/04/21 384,000 87.63 337
314
GAM Re-REMIC Trust 11/04/21 316,000 89.72 284
264
GAM Re-REMIC Trust 11/04/21 415,000 91.11 378
325
GAM Re-REMIC Trust 11/04/21 370,000 96.38 357
325
GAM Re-REMIC Trust 01/25/22 1,500,000 77.25 1,159
1,046
GAM Re-REMIC Trust 01/25/22 1,500,000 78.77 1,181
1,156
GAM Re-REMIC Trust 01/28/22 472,000 72.28 341
320
GAM Re-REMIC Trust 01/28/22 304,000 77.78 236
222
GAM Re-REMIC Trust 01/28/22 212,000 80.67 171
156
GAM Re-REMIC Trust 01/28/22 251,000 85.38 214
198
GAM Re-REMIC Trust 01/28/22 251,000 87.49 220
211
GAM Re-REMIC Trust 01/28/22 246,000 87.59 215
203
GAM Re-REMIC Trust 01/28/22 132,000 87.61 116
105
GAM Re-REMIC Trust 01/28/22 199,000 89.20 178
167
GAM Re-REMIC Trust 01/28/22 246,000 90.12 222
215
GAM Re-REMIC Trust 01/28/22 83,000 95.85 80
79
GAM Re-REMIC Trust 01/31/22 247,000 68.55 169
155

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
132 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
GAM Re-REMIC Trust 01/31/22 433,000 81.60 353
337
GAM Re-REMIC Trust 01/31/22 635,000 88.26 560
519
GAM Re-REMIC Trust 01/31/22 333,000 96.46 321
319
GAM Re-REMIC Trust 07/08/22 3,000,000 44.81 1,344
1,399
Garden Spinco Corp. 07/06/22 1,240,000 100.00 1,240
1,302
Gartner, Inc. 02/18/21 358,000 105.29 377
345
Gates Global LLC / Gates Corp. 04/14/20 771,000 99.15 764
754
Genting New York LLC 10/05/21 441,000 100.09 441
401
Getty Images, Inc. 11/17/21 1,135,000 105.41 1,196
1,073
GFL Environmental, Inc. 10/12/21 458,000 101.38 464
421
Ghana Government International Bond 09/11/14 700,000 99.45 696
466
Ghana Government International Bond 10/07/15 250,000 100.00 250
201
Global Aircraft Leasing Co., Ltd. 09/15/20 1,987,527 95.64 1,901
1,530
Global Net Lease, Inc. 01/28/21 1,223,000 95.55 1,133
1,072
goeasy, Ltd. 05/12/21 306,000 101.14 310
263
GoodLeap Sustainable Home Solutions Trust 06/09/21 1,335,036 99.96 1,334
1,165
Graphic Packaging International LLC 07/06/21 366,000 101.20 370
338
Gray Television, Inc. 10/26/21 508,000 100.00 508
448
GrubHub, Inc. 10/12/21 320,000 102.90 329
218
Grupo Bimbo SAB de CV 11/03/21 308,000 104.75 323
307
GS Mortgage Securities Trust 10/30/18 800,000 70.69 566
600
GS Mortgage Securities Trust 04/15/19 90,000 82.73 74
70
GS Mortgage Securities Trust 08/01/19 931,160 105.98 987
873
GS Mortgage Securities Trust 03/12/21 861,099 101.44 873
747
GS Mortgage Securities Trust 05/14/21 388,308 96.64 375
277
GS Mortgage Securities Trust 06/03/21 936,256 103.98 974
838
GS Mortgage Securities Trust 06/15/21 891,373 100.54 896
773
GS Mortgage Securities Trust 06/15/21 800,000 100.94 808
620
GS Mortgage Securities Trust 09/22/21 1,090,808 100.91 1,101
946
GS Mortgage Securities Trust 12/06/21 490,781 96.36 473
390
GS Mortgage Securities Trust 12/16/21 1,500,000 74.88 1,123
861
GS Mortgage Securities Trust 01/10/22 957,715 97.36 932
830
GS Mortgage Securities Trust 03/03/22 881,966 102.04 900
856
GYP Holdings III Corp. 04/15/21 195,000 100.00 195
158
Hadrian Merger Sub, Inc. 11/07/18 270,000 98.90 267
255
Hana Bank 01/04/22 305,000 105.82 323
306
Harvest Midstream I, LP 01/25/21 968,000 103.37 1,001
925
Hat Holdings I LLC 07/06/21 348,000 101.08 352
307
Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd. 01/28/21 559,000 99.60 557
543
HC2 Holdings, Inc. 03/03/21 454,000 100.02 454
372
Helios Issuer LLC 10/26/18 854,126 99.98 854
828
Helios Issuer LLC 10/26/18 660,858 99.98 661
637
Helios Issuer LLC 06/15/20 388,855 99.99 389
360
Hertz Corp. (The) 11/29/21 424,000 98.37 417
363
High Ridge Brands Co. 10/30/20 970,000 — —
11
Highlands Holdings Bond Issuer, Ltd. / Highlands Holdings Bond Co.-Issuer,
Inc. 10/15/21 1,003,325 102.59 1,029
962
Hilcorp Energy I, LP / Hilcorp Finance Co. 12/13/19 568,000 100.95 573
550
Hilton Domestic Operating Co., Inc. 02/18/21 344,000 107.40 369
346
Hilton Grand Vacations, Inc. 06/14/21 309,000 100.00 309
260
Holdco LLC 07/28/22 457,000 85.19 389
392
Hologic, Inc. 01/28/21 325,000 105.53 343
317
HOM RE, Ltd. 01/28/21 1,400,000 100.00 1,400
1,331
Howard Hughes Corp. (The) 02/18/21 356,000 105.50 376
333
HUB International, Ltd. 07/11/22 440,000 97.80 430
434
ICICI Bank, Ltd. 09/13/21 306,000 107.95 330
297
Imperial Fund Mortgage Trust 11/19/21 1,500,000 99.99 1,500
1,235
Imperial Fund Mortgage Trust 04/14/22 487,980 100.00 488
478
Infraestuctura Energetica Nova SAB de CV 06/03/22 312,000 92.97 290
282
Intercorp Financial Services, Inc. 02/03/22 324,000 99.23 322
287
Intesa Sanpaolo SpA 10/14/16 744,000 97.52 731
721
Intesa Sanpaolo SpA 09/02/21 290,000 104.52 303
198
Intrado Corp. 04/16/18 264,000 98.96 261
231
ION Trading Technologies SARL 05/03/21 447,000 100.00 447
367
IQVIA, Inc. 12/09/19 260,000 104.02 270
260
Iron Mountain, Inc. 05/12/21 448,000 101.78 456
411
Ithaca Energy North Sea PLC 08/16/21 268,000 100.05 268
260
ITT Holdings LLC 06/23/21 950,000 99.97 950
816

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 133
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
J.G. Wentworth XLII LLC 10/02/18 500,000 99.97 500
481
JBS Investments II GmbH 06/08/21 653,000 99.01 647
544
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 04/23/19 207,000 103.23 214
210
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 07/23/19 668,000 100.00 668
649
JDE Peet's NV 06/03/22 313,000 93.93 294
292
Jefferson Capital Holdings LLC 01/05/22 763,000 98.78 754
674
JPMorgan Commercial Mortgage Securities Trust 10/04/18 1,000,000 86.51 865
932
JPMorgan Commercial Mortgage Securities Trust 11/01/18 1,000,000 96.75 968
920
JPMorgan Commercial Mortgage Securities Trust 03/26/19 330,000 101.17 334
318
JPMorgan Commercial Mortgage Securities Trust 04/24/19 320,000 92.82 297
265
JPMorgan Commercial Mortgage Securities Trust 06/27/19 320,000 100.00 320
300
JPMorgan Commercial Mortgage Securities Trust 09/12/19 500,000 95.03 475
413
JPMorgan Commercial Mortgage Securities Trust 10/11/19 110,000 88.52 97
86
JPMorgan Commercial Mortgage Securities Trust 04/01/21 300,000 100.00 300
280
JPMorgan Commercial Mortgage Securities Trust 03/04/22 550,000 98.77 543
511
JPMorgan Mortgage Trust 12/06/18 813,008 90.11 733
745
JPMorgan Mortgage Trust 02/19/19 42,009 99.94 42
41
JPMorgan Mortgage Trust 03/22/19 34,902 101.12 35
35
JPMorgan Mortgage Trust 07/25/19 794,194 98.29 781
745
JPMorgan Mortgage Trust 01/24/20 386,871 104.27 403
365
JPMorgan Mortgage Trust 01/28/20 69,718 101.73 71
67
JPMorgan Mortgage Trust 01/30/20 374,380 101.09 378
330
JPMorgan Mortgage Trust 06/02/20 172,293 102.02 176
162
JPMorgan Mortgage Trust 07/15/20 670,980 103.88 697
664
JPMorgan Mortgage Trust 07/21/20 430,651 106.99 461
387
JPMorgan Mortgage Trust 08/20/20 268,754 105.48 283
250
JPMorgan Mortgage Trust 10/28/20 198,153 103.17 204
183
JPMorgan Mortgage Trust 11/10/20 98,072 102.83 101
94
JPMorgan Mortgage Trust 12/07/20 120,307 104.13 125
119
JPMorgan Mortgage Trust 01/19/21 335,527 103.34 347
292
JPMorgan Mortgage Trust 01/28/21 1,000,000 99.75 998
902
JPMorgan Mortgage Trust 05/21/21 245,103 101.02 248
213
JPMorgan Mortgage Trust 04/27/22 490,077 90.36 443
443
Ladder Capital Finance Holdings LLLP 01/06/21 251,000 100.11 251
237
Lamb Weston Holdings, Inc. 11/02/21 359,000 100.26 360
337
LCM 28, Ltd. 10/16/18 500,000 100.00 500
465
LCPR Senior Secured Financing Designated Activity Co. 03/23/21 735,000 100.00 735
645
LCPR Senior Secured Financing Designated Activity Co. 12/08/21 1,002,000 102.91 1,031
973
Liberty Mutual Group, Inc. 05/03/22 51,000 128.00 65
59
Live Nation Entertainment, Inc. 10/01/21 485,000 98.51 478
462
LPL Holdings, Inc. 11/12/20 231,000 102.11 236
224
Macy's Retail Holdings, Inc. 03/02/22 177,000 100.00 177
149
Macy's Retail Holdings, Inc. 03/02/22 159,000 100.00 159
136
Madison Park Funding XXXI, Ltd. 11/08/18 250,000 100.00 250
238
Magic Mergeco, Inc. 04/25/22 364,000 80.64 294
249
Marks & Spencer PLC 09/27/18 204,000 108.27 221
194
Marlette Funding Trust 11/06/18 292,885 99.99 293
292
Marlette Funding Trust 04/26/21 900,000 99.98 900
849
MasTec, Inc. 06/27/22 1,750,000 90.86 1,590
1,622
Mattamy Group Corp. 04/29/20 627,000 90.98 570
505
Mattamy Group Corp. 07/26/22 185,000 86.52 160
162
Meituan 01/05/21 276,000 101.39 280
243
Mello Mortgage Capital Acceptance 01/24/20 915,792 105.11 963
866
Mello Warehouse Securitization Trust 01/29/21 550,000 100.00 550
532
Merit 2020 01/07/22 1,500,000 99.62 1,494
1,398
MHP 07/26/22 500,000 93.00 465
462
Midas OpCo Holdings LLC 08/12/21 401,000 100.00 401
336
Midcap Financial Issuer Trust 04/21/21 874,000 103.13 901
803
Midcontinent Communications / Midcontinent Finance Corp. 07/24/19 166,000 100.00 166
157
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. 07/06/22 850,000 83.62 711
776
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 09/01/20 648,000 100.74 653
654
Millennium Escrow Corp. 01/24/22 952,000 96.42 918
747
Minerals Technologies, Inc. 03/03/21 296,000 103.77 307
271
Mitsubishi HC Capital, Inc. 12/21/21 71,000 102.96 73
71
MIWD Holdco II LLC / MIWD Finance Corp. 01/13/22 497,000 100.00 497
421
Molina Healthcare, Inc. 05/28/20 183,000 100.00 183
176
Molina Healthcare, Inc. 06/09/21 360,000 102.71 370
333
Molina Healthcare, Inc. 11/10/21 750,000 100.20 751
689

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
134 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Mondelez International Holdings Netherlands BV 08/09/21 240,000 103.06 247
233
Morgan Stanley Bank of America Merrill Lynch Trust 04/23/19 1,520,000 99.16 1,507
1,482
Morgan Stanley Bank of America Merrill Lynch Trust 09/10/19 250,000 93.82 235
222
Morgan Stanley Capital I Trust 06/05/19 377,000 87.31 329
280
Morgan Stanley Capital I Trust 06/20/19 124,536 96.21 120
6
Morocco Government International Bond 03/02/15 250,000 110.47 276
202
Mosaic Solar Loan Trust 11/27/18 154,480 98.43 152
150
Mosaic Solar Loan Trust 11/27/18 202,745 98.98 201
198
Mosaic Solar Loan Trust 06/12/20 276,278 99.98 276
259
Mosaic Solar Loan Trust 03/16/21 765,858 99.42 761
675
Mosaic Solar Loan Trust 03/24/21 309,238 100.15 310
277
Mosaic Solar Loan Trust 06/15/21 459,655 99.51 457
412
Motiva Enterprises LLC 09/04/20 230,000 119.26 274
228
Mozambique International Bond 12/20/13 1,279,000 96.12 1,229
868
Mozart Debt Merger Sub, Inc. 04/20/22 314,000 90.28 283
284
MRCD Mortgage Trust 12/05/19 120,000 95.61 115
108
MSCI, Inc. 01/28/21 350,000 105.70 370
330
Nabors Industries, Inc. 04/16/21 606,000 93.73 568
550
Nabors Industries, Inc. 11/29/21 766,000 99.33 761
758
Nabors Industries, Inc. 01/06/22 213,000 97.61 208
185
Nationstar Mortgage Holdings, Inc. 01/28/21 354,000 104.47 370
328
Navient Private Education Refi Loan Trust 11/03/20 260,034 99.99 260
242
Navient Private Education Refi Loan Trust 01/19/21 450,000 99.96 450
379
Neiman Marcus Group, Inc. 03/23/21 982,000 101.81 1,000
961
Nestle Holdings, Inc. 05/05/22 310,000 94.85 294
294
Neuberger Berman CLO XXII, Ltd. 03/20/19 500,000 98.60 493
475
Neuberger Berman CLO, Ltd. 03/24/21 500,000 100.00 500
470
Neuberger Berman CLO, Ltd. 08/17/21 800,000 100.00 800
733
New Enterprise Stone & Lime Co., Inc. 09/29/21 459,000 100.00 459
400
New Enterprise Stone & Lime Co., Inc. 09/29/21 575,000 107.70 619
481
New Residential Investment Corp. 02/18/21 296,000 99.68 295
269
News Corp. 05/12/21 330,000 100.81 333
304
NGL Energy Operating LLC 04/16/21 670,000 102.65 688
612
NGPL PipeCo LLC 03/03/22 238,000 132.86 316
266
Nielsen Holdings PLC 02/18/21 350,000 105.63 370
343
Nigeria Government International Bond 06/29/18 500,000 95.82 479
375
NMI Holdings, Inc. 08/16/21 272,000 110.38 300
275
Northwest Fibers, Inc. 09/30/21 244,000 100.00 244
212
Northwest Fibers, Inc. 01/24/22 276,000 109.94 303
246
Novelis Corp. 07/26/21 82,000 100.00 82
76
Novelis Corp. 07/26/21 784,000 79.66 625
670
NTT Finance Corp. 01/05/22 331,000 99.12 328
316
NYACK Park CLO, Ltd. 09/02/21 1,500,000 100.00 1,500
1,360
Oaktree CLO, Ltd. 05/17/21 250,000 99.07 248
223
Oaktree CLO, Ltd. 05/27/21 1,000,000 100.00 1,000
921
OBX Trust 05/03/22 1,673,480 85.06 1,423
1,460
OCP CLO, Ltd. 04/26/22 500,000 100.00 500
470
Octagon Loan Funding, Ltd. 03/27/19 250,000 98.44 246
226
OHA Credit Partners XIV, Ltd. 03/22/19 500,000 97.50 487
476
Olympus Water US Holding Corp. 09/21/21 250,000 100.00 250
179
Olympus Water US Holding Corp. 09/21/21 466,000 100.00 466
394
Onslow Bay Financial LLC 01/15/20 128,586 101.69 131
124
Onslow Bay Financial LLC 04/29/22 1,100,000 96.78 1,065
1,046
Open Text Corp. 01/28/21 364,000 102.02 371
335
Open Text Holdings, Inc. 08/16/21 341,000 104.02 355
315
Organon Finance 1 LLC 04/08/21 313,000 100.00 313
293
Oschadbank Via SSB #1 PLC 12/18/18 217,500 77.49 169
99
OT Merger Corp. 10/07/21 382,000 100.00 382
267
Outfront Media Capital LLC / Outfront Media Capital Corp. 07/23/20 146,000 94.54 138
123
Outfront Media Capital LLC / Outfront Media Capital Corp. 01/11/21 197,000 100.00 197
168
Outfront Media Capital LLC / Outfront Media Capital Corp. 01/28/21 358,000 102.56 367
338
Oversea-Chinese Banking Corp., Ltd. 11/03/21 307,000 105.41 324
309
Palmer Square CLO, Ltd. 08/19/21 2,450,000 100.00 2,450
2,258
Palmer Square CLO, Ltd. 08/30/21 1,250,000 100.00 1,250
1,177
Palmer Square CLO, Ltd. 10/29/21 500,000 100.00 500
448
Palmer Square Loan Funding, Ltd. 09/21/21 2,000,000 100.00 2,000
1,860
Panasonic Corp. 09/13/21 318,000 103.53 329
310
Paraguay Government International Bond 08/04/14 551,000 100.00 551
527

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 135
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
PECF USS Intermediate Holding III Corp. 11/04/21 106,000 100.00 106
85
Peninsula Pacific Entertainment LLC 11/13/20 229,000 104.83 240
248
Performance Food Group Co. 03/03/21 364,000 104.64 381
359
PetSmart LLC 01/29/21 1,000,000 100.00 1,000
963
PetSmart LLC 01/29/21 1,000,000 100.00 1,000
949
Pike Corp. 09/13/21 491,000 101.07 496
421
Pilgrim's Pride Corp. 03/03/21 361,000 106.35 384
361
PMHC II, Inc. 02/03/22 515,000 100.00 515
375
Polar US Borrower LLC / Schenectady International Group, Inc. 05/05/22 137,000 84.50 116
92
PRA Group, Inc. 11/09/21 800,000 99.31 794
689
Presidio Holdings, Inc. 03/30/22 707,000 99.30 702
666
Prima Capital CRE Securitization, Ltd. 05/24/19 480,000 95.62 459
479
Prime Security Services Borrower LLC / Prime Finance, Inc. 11/17/21 350,000 102.09 357
321
Primose Funding LLC 03/30/21 975,000 101.93 994
931
PROG Holdings, Inc. 12/08/21 770,000 100.05 770
632
Prosus NV 12/02/20 254,000 107.93 274
214
Providence Service Corp. (The) 01/28/21 274,000 104.96 288
267
Provincia de Buenos Aires 08/27/21 333,959 49.89 167
101
PTC, Inc. 03/03/21 321,000 102.98 331
304
Radiology Partners, Inc. 11/05/21 1,561,000 105.83 1,652
1,148
Radnor RE, Ltd. 06/18/21 500,000 100.00 500
464
Railworks Holdings, LP / Railworks Rally, Inc. 11/04/21 239,000 98.21 235
212
RCKT Mortgage Trust 05/05/21 236,693 100.75 238
214
ReadyCap Commercial Mortgage Trust 11/01/19 270,000 102.14 276
243
Reliance Industries, Ltd. 10/07/21 305,000 106.12 324
305
Rent-A-Center, Inc. 02/04/21 1,059,000 92.19 976
840
Resorts World Las Vegas LLC / RWLV Capital, Inc. 09/03/21 106,000 103.28 109
86
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/02/22 101,000 91.84 93
80
RLJ Lodging Trust 06/10/21 174,000 100.00 174
163
Roche Holdings, Inc. 06/03/22 300,000 97.42 292
293
Rockcliff Energy II LLC 09/28/21 256,000 100.00 256
247
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 04/21/22 326,000 85.28 278
268
Rockies Express Pipeline LLC 05/06/20 650,000 92.37 600
546
Rockies Express Pipeline LLC 02/02/22 150,000 106.43 160
127
Roller Bearing Co. of America, Inc. 01/11/22 311,000 102.11 318
282
Royal Caribbean Cruises, Ltd. 08/11/21 626,000 100.00 626
494
Royal Caribbean Cruises, Ltd. 01/04/22 308,000 100.00 308
239
RP Escrow Issuer LLC 12/09/21 434,000 99.97 434
390
SABIC Capital II BV 04/07/20 217,000 100.28 218
217
Santander UK Group Holdings PLC 05/01/19 148,000 101.25 150
149
Saudi Arabian Oil Co. 04/09/19 200,000 98.64 197
188
Saudi Arabian Oil Co. 04/11/22 301,000 98.10 295
294
Saudi Government International Bond 03/09/20 600,000 92.57 555
519
Sealed Air Corp. 10/26/16 200,000 106.46 213
214
Sealed Air Corp. 01/28/21 339,000 104.38 354
343
Seaspan Corp. 07/09/21 669,000 100.00 669
523
Sensata Technologies Holding PLC 06/30/22 80,000 80.01 64
70
Sequoia Mortgage Trust 09/17/19 74,119 101.76 75
73
Sequoia Mortgage Trust 10/08/19 62,358 101.34 63
58
Sequoia Mortgage Trust 11/14/19 1,032,447 102.90 1,062
979
Sequoia Mortgage Trust 06/22/22 543,497 83.54 454
481
Silver Creek CLO, Ltd. 08/06/19 250,000 99.53 249
240
Sirius International Group, Ltd. 03/03/22 318,000 98.88 314
277
Sirius XM Holdings, Inc. 08/02/21 627,000 100.00 627
545
Sirius XM Holdings, Inc. 08/02/21 562,000 99.40 557
530
SK Hynix, Inc. 03/09/21 320,000 100.01 320
306
Sky, Ltd. 08/09/21 303,000 106.20 322
304
SMRT 05/02/22 1,400,000 96.98 1,358
1,293
Societe Generale SA 02/05/20 266,000 103.35 275
267
SoFi Alternative Trust 12/18/19 362,666 100.45 364
350
SoFi Consumer Loan Program Trust 11/27/18 269,654 99.78 269
270
SoFi Professional Loan Program LLC 10/30/18 400,000 95.47 382
389
SoFi Professional Loan Program LLC 10/30/18 500,000 95.86 479
487
SoFi Professional Loan Program LLC 03/26/19 600,000 99.98 600
567
SoFi Professional Loan Program LLC 08/06/19 1,000,000 99.96 1,000
919
SoFi Professional Loan Program Trust 11/27/18 424,000 97.35 413
416
SoFi Professional Loan Program Trust 11/27/18 425,000 98.98 421
421
SoFi Professional Loan Program Trust 03/15/19 850,000 100.37 853
823

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
136 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
SoFi Professional Loan Program Trust 05/14/20 600,000 99.93 600
560
SoFi Professional Loan Program Trust 08/30/21 43,000 1,688.11 726
466
SolarCity Corp. 10/26/18 1,000,000 100.26 1,003
928
Solvay Finance America LLC 06/02/22 291,000 100.77 293
291
Sonic Automotive, Inc. 10/15/21 826,000 84.34 697
673
Sonic Automotive, Inc. 05/18/22 620,000 90.14 559
527
Sonic Capital LLC 01/15/20 539,458 100.00 539
504
Sonic Capital LLC 07/29/21 595,000 100.00 595
475
Sound Point CLO, Ltd. 03/24/21 500,000 100.00 500
476
Southeast Supply Header LLC 10/12/21 455,000 102.84 468
389
Sri Lanka Government International Bond 08/02/19 500,000 99.90 500
147
Standard Chartered PLC 10/14/16 415,000 122.61 507
436
Standard Chartered PLC 10/01/19 174,000 102.83 179
175
Standard Industries, Inc. 04/21/22 314,000 88.79 279
274
Staples, Inc. 02/09/21 725,000 101.52 736
642
Staples, Inc. 05/10/21 839,000 102.86 863
624
Starwood Property Trust, Inc. 01/11/22 231,000 99.13 229
208
State Bank of India 01/06/20 262,000 103.32 271
266
Stericycle, Inc. 01/28/21 337,000 102.39 345
308
Suburban Propane Partners, LP/Suburban Energy Finance Corp. 12/07/21 155,000 100.47 156
141
Sugarhouse HSP Gaming Prop Mezz, LP / Sugarhouse HSP Gaming Finance
Corp. 07/05/22 833,000 97.68 814
775
Sunnova Helios Issuer LLC 11/20/20 337,837 99.97 338
289
Sunnova Sol III Issuer LLC 06/11/21 851,409 99.96 851
750
Sunrun Xanadu Issuer 05/31/19 460,867 99.99 461
443
Superior Plus Corp. 03/01/21 1,717,000 91.21 1,566
1,580
Sylvamo Corp. 08/20/21 559,000 100.00 559
516
Symphony CLO XIV, Ltd. 10/04/19 500,000 100.00 500
486
Symphony CLO XIX, Ltd. 03/21/19 500,000 96.97 485
470
TCW CLO, Ltd. 09/24/21 300,000 100.00 300
272
TCW Group, Inc. (The) 06/21/21 1,500,000 100.00 1,500
1,393
Team Health Holdings, Inc. 02/07/19 284,000 90.59 257
194
Telecom Italia Capital SA 12/06/19 219,000 103.28 226
213
Teleflex, Inc. 01/28/21 321,000 104.44 335
303
Telesat Canada / Telesat LLC 06/09/21 417,000 100.23 418
266
Tencent Holdings, Ltd. 01/04/21 263,000 103.65 273
261
Tenet Healthcare Corp. 08/12/19 500,000 100.00 500
492
Tenet Healthcare Corp. 09/01/20 688,000 99.92 687
671
Tenet Healthcare Corp. 06/14/22 481,000 92.16 443
474
Terrier Media Buyer, Inc. 04/20/20 1,454,000 96.74 1,407
1,164
Texas Eastern Transmission, LP 12/05/19 271,000 102.50 278
260
Textainer Marine Containers VII, Ltd. 03/24/21 855,000 99.98 855
770
Townsquare Media, Inc. 01/26/22 891,000 102.63 914
817
TransDigm, Inc. 04/02/20 245,000 100.00 245
254
TransDigm, Inc. 04/13/20 1,147,000 101.37 1,155
1,152
Transocean Guardian, Ltd. 04/28/21 41,252 96.04 40
39
Transocean Poseidon, Ltd. 04/26/21 44,063 95.50 42
40
Transocean, Inc. 04/27/21 202,000 76.79 155
137
Transocean, Inc. 04/29/21 503,000 80.20 403
362
Transocean, Inc. 06/29/21 112,000 86.14 96
75
Trident TPI Holdings, Inc. 11/22/21 1,073,000 101.41 1,088
987
Triton Container International, Ltd. 02/19/21 443,333 99.82 443
393
Triumph Group, Inc. 09/09/19 402,000 100.56 404
385
Twitter, Inc. 02/23/22 602,000 100.00 602
581
Uber Technologies, Inc. 11/12/20 227,000 103.96 236
223
UBS Bank of America Merrill Lynch Mortgage Trust 11/06/18 2,600,000 80.80 2,101
1,973
UBS Group AG 06/03/22 310,000 94.99 294
292
UBS-Barclays Commercial Mortgage Trust 02/14/20 80,000 101.20 81
76
Ukraine Government International Bond 05/19/15 195,000 40.26 79
52
Ukreximbank Via Biz Finance PLC 03/12/15 1,011,167 95.06 961
405
UniCredit SpA 05/08/20 205,000 105.46 216
190
UniCredit SpA 09/20/21 325,000 101.60 330
290
United Airlines, Inc. 04/14/21 187,000 100.00 187
180
United Airlines, Inc. 04/14/21 195,000 100.00 195
180
Uniti Group, LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 12/11/20 31,000 104.46 32
31
Uniti Group, LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 06/09/21 362,000 100.80 365
279
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 04/06/21 270,000 100.00 270
238
Univision Communications, Inc. 06/04/20 622,000 100.85 627
624

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 137
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Univision Communications, Inc. 06/09/22 191,000 99.26 190
193
US Foods, Inc. 03/03/21 382,000 101.43 387
357
UWM Mortgage Trust 05/27/21 861,444 100.52 866
747
Vector Group, Ltd. 03/03/21 341,000 103.91 354
310
Venture 33 CLO, Ltd. 02/11/21 1,000,000 100.00 1,000
916
Venture Global Calcasieu Pass LLC 07/29/21 567,000 96.70 547
523
Venture Global Calcasieu Pass LLC 07/29/21 236,000 100.00 236
218
Venture Global Calcasieu Pass LLC 11/17/21 470,000 100.00 470
408
Veritas US, Inc. / Veritas Bermuda, Ltd. 11/18/21 1,161,000 101.24 1,175
980
Verus Securitization Trust 02/08/21 1,000,000 99.99 1,000
823
Verus Securitization Trust 06/22/22 620,664 88.02 546
555
VICI Properties, Inc. 07/06/22 311,000 91.43 284
290
Videotron, Ltd. 01/11/22 326,000 105.43 344
327
Vistra Operations Co. LLC 04/29/21 443,000 103.21 457
436
Vistra Operations Co. LLC 05/10/22 2,250,000 100.00 2,250
2,233
Warrior Met Coal, Inc. 11/19/21 299,000 99.39 297
277
WEA Finance LLC / Westfield UK & Europe Finance PLC 06/02/22 296,000 98.39 291
286
Weatherford International, Ltd. 09/21/21 378,000 97.01 367
360
Weatherford International, Ltd. 12/08/21 1,108,000 98.92 1,096
1,002
Wells Fargo Commercial Mortgage Trust 03/21/19 390,000 85.26 333
283
Wells Fargo Commercial Mortgage Trust 07/29/19 510,000 102.02 520
458
Wells Fargo Mortgage Backed Securities Trust 02/14/20 22,227 100.82 22
20
Wells Fargo Mortgage Backed Securities Trust 08/10/20 183,537 103.10 189
167
Wells Fargo Mortgage Backed Securities Trust 09/17/20 267,444 102.37 274
244
Wells Fargo Mortgage Backed Securities Trust 03/12/21 804,814 101.42 816
700
Wells Fargo Re-REMIC Trust 10/16/19 210,000 89.68 188
202
Wendy's Funding LLC 03/26/19 477,500 98.98 473
456
West Fraser Timber Co., Ltd. 06/02/22 290,000 100.96 293
290
WFRBS Commercial Mortgage Trust 05/14/19 940,000 83.01 780
864
WFRBS Commercial Mortgage Trust 08/06/19 330,000 87.30 288
298
WFRBS Commercial Mortgage Trust 08/15/19 740,000 100.21 742
712
WFRBS Commercial Mortgage Trust 03/17/21 2,077,000 83.65 1,737
1,791
Whirlpool Corp. 10/22/21 250,000 100.00 250
229
Williams Scotsman International, Inc. 01/28/21 303,000 103.22 313
284
Woodward Capital Management LLC 03/11/21 169,021 101.70 172
147
Woori Bank 01/04/22 307,000 105.43 324
310
World Acceptance Corp. 01/11/22 298,000 100.35 299
212
XPO Logistics, Inc. 05/21/20 270,000 101.04 273
274
Yara International ASA 07/06/22 301,000 96.05 289
290
YPF SA 08/15/18 950 68.68 1
1
YPF SA 02/10/21 30,897 34.12 10
24
YPF SA 04/07/22 419,050 81.33 341
232
ZF NA Capital, Inc. 05/04/20 321,000 96.03 308 306
306,500
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 217 AUD 27,118 09/22
918
Euro-Bobl Futures 9 EUR 1,151 09/22
30
Euro-Bund Futures 8 EUR 1,261 09/22
47
Euro-Schatz Futures 9 EUR 991 09/22
7
Long Gilt Futures 7 GBP 827 09/22
2
United States 2 Year Treasury Note Futures 518 USD 109,019 09/22
(446)
United States 5 Year Treasury Note Futures 330 USD 37,530 09/22
378
United States 10 Year Treasury Note Futures 149 USD 18,050 09/22
178
United States 10 Year Ultra Treasury Note Futures 47 USD 6,169 09/22
101

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
138 Opportunistic Credit Fund
Futures Contracts
Amounts in thousands (except contract amounts )
United States Treasury Long Bond Futures 33 USD 4,752 09/22
119
United States Treasury Ultra Bond Futures 79 USD 12,506 09/22 52
Short Positions
Japanese 10 Year Government Bond Futures 11 JPY 1,655,610 09/22
(111)
Long Gilt Futures 71 GBP 8,391 09/22
(40)
United States 2 Year Treasury Note Futures 159 USD 33,463 09/22
120
United States 5 Year Treasury Note Futures 66 USD 7,506 09/22
(83)
United States 10 Year Treasury Note Futures 170 USD 20,594 09/22
(170)
United States 10 Year Ultra Treasury Note Futures 64 USD 8,400 09/22
(109)
United States Treasury Long Bond Futures 71 USD 10,224 09/22
(249)
United States Treasury Ultra Bond Futures 21 USD 3,324 09/22 14
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 758
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 389 CAD 501 08/26/22 2
Bank of America USD 401 CAD 513 08/26/22 —
Bank of America USD 4,570 NOK 44,691 08/08/22 55
Bank of America USD 2 SGD 3 08/08/22 —
Bank of America USD 211 TRY 3,831 08/08/22 1
Bank of America USD 3,001 TRY 51,313 08/08/22 (158)
Bank of America USD 109 ZAR 1,818 08/08/22 —
Bank of America USD 1,759 ZAR 28,908 08/08/22 (20)
Bank of America CAD 22 USD 17 08/26/22 —
Bank of America CAD 46 USD 36 08/26/22 —
Bank of America CAD 1,834 USD 1,422 08/26/22 (10)
Bank of America EUR 509 USD 521 08/26/22 —
Bank of America EUR 25,015 USD 25,486 08/26/22 (122)
Bank of America EUR 6,881 USD 7,432 09/21/22 375
Bank of America GBP 650 USD 817 09/21/22 24
Bank of America MXN 237 USD 12 08/08/22 —
Bank of America MXN 10,890 USD 537 08/08/22 3
Bank of America NOK 44,691 USD 4,523 08/08/22 (102)
Bank of America SGD 1,768 USD 1,271 08/08/22 (9)
Bank of America THB 1,475 USD 40 08/08/22 —
Bank of America THB 45,174 USD 1,280 08/08/22 52
BNP Paribas USD 31 CAD 40 08/26/22 —
BNP Paribas USD 335 CAD 431 08/26/22 2
Citigroup USD 28 BRL 144 08/08/22 —
Citigroup USD 1,262 BRL 6,661 08/08/22 23
Citigroup USD 9 EUR 9 08/08/22 —
Citigroup USD 226 EUR 215 08/08/22 (6)
Citigroup USD 3,382 GBP 2,781 08/08/22 5
Citigroup USD 20 NZD 32 08/08/22 —
Citigroup USD 3,149 NZD 5,056 08/08/22 32
Citigroup CHF 10 USD 10 08/08/22 —
Citigroup CHF 7,417 USD 7,785 08/08/22 (11)
Citigroup GBP 3,723 USD 4,517 08/08/22 (18)
HSBC EUR 270 USD 276 09/21/22 (1)
HSBC EUR 6,881 USD 7,429 09/21/22 373
HSBC GBP 650 USD 815 09/21/22 23
JPMorgan Chase CHF 843 USD 868 08/26/22 (19)
JPMorgan Chase EUR 6,881 USD 7,431 09/21/22 374
JPMorgan Chase GBP 7,290 USD 8,728 08/26/22 (154)

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 139
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase GBP 650 USD 816 09/21/22 24
Royal Bank of Canada EUR 6,881 USD 7,429 09/21/22 373
Royal Bank of Canada GBP 650 USD 816 09/21/22 23
State Street USD 7 CAD 9 08/08/22 —
State Street USD 1,259 CLP 1,176,729 08/08/22 45
State Street USD 105 EUR 100 09/21/22 (3)
State Street USD 152 EUR 145 09/21/22 (4)
State Street USD 188 EUR 180 09/21/22 (3)
State Street USD 295 EUR 275 09/21/22 (13)
State Street USD 440 EUR 415 09/21/22 (14)
State Street USD 812 EUR 775 09/21/22 (17)
State Street USD 25 GBP 20 09/21/22 (1)
State Street USD 30 GBP 25 09/21/22 —
State Street USD 36 GBP 30 09/21/22 —
State Street USD 49 GBP 40 09/21/22 —
State Street USD 153 GBP 125 09/21/22 (1)
State Street USD 13 HKD 104 08/08/22 —
State Street USD 57 HUF 22,769 08/08/22 —
State Street USD 1,815 HUF 694,501 08/08/22 (61)
State Street USD 12 MYR 55 08/08/22 —
State Street USD 1,823 MYR 8,038 08/08/22 (17)
State Street USD 4,565 SEK 46,783 08/08/22 40
State Street CAD 1,762 USD 1,367 08/08/22 (10)
State Street CLP 8,437 USD 9 08/08/22 —
State Street EUR 130 USD 133 09/21/22 —
State Street EUR 140 USD 142 09/21/22 (1)
State Street EUR 155 USD 159 09/21/22 —
State Street EUR 200 USD 205 09/21/22 —
State Street EUR 310 USD 314 09/21/22 (4)
State Street EUR 1,000 USD 1,059 09/21/22 34
State Street GBP 10 USD 12 09/21/22 —
State Street GBP 65 USD 78 09/21/22 (1)
State Street GBP 1,442 USD 1,810 09/21/22 52
State Street HKD 24,339 USD 3,105 08/08/22 4
State Street INR 1,909 USD 24 08/08/22 —
State Street INR 142,984 USD 1,804 08/08/22 1
State Street JPY 2,325 USD 17 08/08/22 —
State Street JPY 431,764 USD 3,182 08/08/22 (57)
Toronto Dominion Bank EUR 6,881 USD 7,432 09/21/22 375
Toronto Dominion Bank GBP 1,188 USD 1,406 08/18/22 (42)
Toronto Dominion Bank GBP 650 USD 816 09/21/22 24
UBS USD 202 COP 886,794 08/08/22 5
UBS USD 3,073 COP 12,845,463 08/08/22 (81)
UBS KRW 45,952 USD 35 08/08/22 —
UBS KRW 3,991,385 USD 3,091 08/08/22 28
UBS TWD 503 USD 17 08/08/22 —
UBS TWD 91,854 USD 3,098 08/08/22 35
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 1,447

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
140 Opportunistic Credit Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Goldman Sachs USD 6,435 (5.000%)
(2)
06/20/27
87 (161) (74)
CDX NA Investment Grade Index Bank of America USD 35,900 (1.000%)
(2)
06/20/27 (469) 152 (317)
Total Open Credit Indices - Purchase Protection Contracts (382) (9) (391)
Total Open Credit Default Swap Contracts (å) (382) (9) (391)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 21,620 $ 466
$ —
$ 22,086
Corporate Bonds and Notes — 214,621 11
—
214,632
International Debt — 166,586 250
—
166,836
Mortgage-Backed Securities — 94,464 —
—
94,464
Non-US Bonds — 74,683 —
—
74,683
United States Government Treasuries — 816 —
—
816
Common Stocks
Consumer Discretionary — — —
—
—
Energy — — 200
—
200
Financial Services — — —
—
—
Materials and Processing — — 3,590
—
3,590
Producer Durables — 188 2,637
—
2,825
Technology — — —
—
—
Preferred Stocks — — 3,632 — 3,632
Warrants and Rights — 37 — — 37
Short-Term Investments — 10,390 45 44,750 55,185
Total Investments
— 583,405 10,831 44,750 638,986
Other Financial Instruments
Assets
Futures Contracts 1,9 66 — — — 1,9 66
Foreign Currency Exchange Contracts — 2,40 7 — — 2,40 7
Liabilities
Futures Contracts (1,2 08 ) — — — (1,2 08 )
Foreign Currency Exchange Contracts — (9 60 ) — — (9 60 )
Credit Default Swap Contracts — (391) — — (391)

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 141
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Total Other Financial Instruments
*
$ 758 $ 1,056 $ — $ — $ 1,814
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2022, see note 2 in the Notes to Quarterly
Report.
Quantitative Information about Level 3 Fair Value Measurements
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:
Category and Subcategory Valuation Techniquue(s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Long-Term Fixed Income Investments
Asset-Backed Securities Other* $ 466
Corporate Bonds and Notes Other* 11
International Debt Other* 250
Common Stocks
Energy Other* 200
Materials and Processing Discounted cash flow*** Discount rate** 16.2% 3,590
Market approach*** EBITDA multiple**** 5.32x
Discount to guideline 9.8%
comparables
Producer Durables Discounted cash flow*** Discount rate** 13.2% 2,637
Market approach*** EBITDA multiple**** 3.16x
Discount to guideline 9.7%
comparables
Preferred Stocks
Producer Durables
Market approach
EBITDA multiple**** 8.3x 3,632
Discount to guideline 37.5%
comparables
Short-Term Investments Other* 45
Total Investments $ 10,831
*     Level 3 investments with a listed Valuation Technique of "Other" for the period ended July 31, 2022 were less than 1% of net assets
**   The discount rates were determined by calculating the weighted average cost of capital for the companies.
***   A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
****  A relative value analysis of comparable publicly traded companies was used to derive the EBIDTA multiple.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
142 Opportunistic Credit Fund
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended July 31, 2022 were as follows:
Category and Subcategory
Beginning
Balance
11/01/2021
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain (Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance of
7/31/2022
Net Change
in Unrealized
Appreciation/
(Depreciation)
on Investments
held as of
7/31/2022
Long-Term Fixed Income
Investments
Asset Backed Securities $ — $ — $ — $ — $ — $ 466 $ — $ — $ 466 $ —
Corporate Bonds and Notes 12 — — — — — — (1) 11 (1)
International Debt — 250 — — — — — — 250 —
Common Stocks
Energy 206 — — — — — — (6) 200 (6)
Materials and Processing 4,488 — — — — — — (898) 3,590 (898)
Producer Durables 2,046 — — — — — — 591 2,637 591
Preferred Stocks
3,375 — — — — — — 257 3,632 257
Short-Term Investments
113 — — 16 (1,964) — — 1,880 45 239
Total Investments
$ 10,240 $ 250 $ — $ 16 $ (1,964) $ 466 $ — $ 1,823 $ 10,831 $ 182
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ............................................................................................
3,335
Australia .............................................................................................
1,097
Austria ................................................................................................
734
Azerbaijan ..........................................................................................
703
Bahrain ...............................................................................................
3,661
Belarus ................................................................................................
99
Belgium ..............................................................................................
404
Bermuda .............................................................................................
5,164
Brazil ..................................................................................................
4,859
Canada ................................................................................................
10,995
Cayman Islands ...................................................................................
28,663
Chile ...................................................................................................
2,487
China ..................................................................................................
4,717
Colombia .............................................................................................
3,583
Costa Rica ...........................................................................................
2,585
Czech Republic ...................................................................................
1,065
Denmark .............................................................................................
2,879
Dominican Republic ...........................................................................
1,597
Ecuador ..............................................................................................
2,177
Egypt ..................................................................................................
2,101
El Salvador .........................................................................................
846
Ethiopia ..............................................................................................
511
Finland ...............................................................................................
1,408
France .................................................................................................
14,805
Georgia ...............................................................................................
740
Germany .............................................................................................
13,380
Ghana .................................................................................................
891
Guernsey .............................................................................................
226
Honduras ............................................................................................
325
Hong Kong ..........................................................................................
873
India ...................................................................................................
2,524

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 143
Amounts in thousands
Country Exposure
Fair Value
$
Indonesia ............................................................................................
2,872
Iraq .....................................................................................................
592
Ireland ................................................................................................
1,439
Israel ...................................................................................................
1,517
Italy ....................................................................................................
11,912
Japan ..................................................................................................
1,303
Jersey ..................................................................................................
2,410
Jordan .................................................................................................
1,383
Kazakhstan .........................................................................................
1,421
Kenya ..................................................................................................
990
Lebanon ..............................................................................................
45
Liberia ................................................................................................
494
Luxembourg ........................................................................................
6,683
Malaysia ..............................................................................................
2,764
Mexico ................................................................................................
12,898
Morocco ..............................................................................................
987
Mozambique ........................................................................................
868
Netherlands ........................................................................................
7,647
Nigeria ................................................................................................
849
Norway ................................................................................................
678
Oman ..................................................................................................
2,660
Pakistan ..............................................................................................
1,702
Panama ...............................................................................................
626
Paraguay .............................................................................................
527
Peru ....................................................................................................
2,085
Philippines ..........................................................................................
650
Portugal ..............................................................................................
276
Qatar ...................................................................................................
2,091
Russia .................................................................................................
447
Saudi Arabia .......................................................................................
3,746
Senegal ...............................................................................................
177
Singapore ............................................................................................
1,010
South Africa ........................................................................................
3,778
South Korea ........................................................................................
922
Spain ...................................................................................................
4,206
Sri Lanka ............................................................................................
668
Sweden ................................................................................................
791
Switzerland .........................................................................................
2,722
Trinidad and Tobago ...........................................................................
451
Turkey .................................................................................................
6,223
Ukraine ...............................................................................................
976
United Arab Emirates .........................................................................
2,412
United Kingdom ..................................................................................
24,181
United States .......................................................................................
394,187
Uzbekistan ..........................................................................................
809
Venezuela, Bolivarian Republic of ......................................................
585
Virgin Islands, British .........................................................................
365
Zambia ................................................................................................
527
Total Investments ....................................................................
638,986

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
144 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 60.9%
Corporate Bonds and Notes - 8.4%
AES Corp. (The)
Series WI
2.450% due 01/15/31
100 85
Air Lease Corp.
3.250% due 03/01/25
100 97
Ally Financial, Inc.
Series C
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 3.481%)
(Ê)(ƒ) 600 473
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
5.250% due 04/30/25
(Þ) 200 191
Ashland LLC
3.375% due 09/01/31
(Þ) 266 227
Ball Corp.
3.125% due 09/15/31
435 381
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.250% due 01/15/34
(Þ) 1,000 826
Centene Corp.
2.500% due 03/01/31
650 558
CF Industries, Inc.
5.150% due 03/15/34
51 51
4.950% due 06/01/43
51 46
Clearway Energy Operating LLC
3.750% due 02/15/31
(Þ) 214 187
DCP Midstream Operating, LP
3.250% due 02/15/32
200 172
EnLink Midstream Partners, LP
5.050% due 04/01/45
300 221
Enterprise Products Operating LLC
5.375% due 02/15/78 (USD 3 Month
LIBOR + 2.570%)
(Ê) 100 80
General Electric Co.
5.159% due 12/29/49 (USD 3 Month
LIBOR + 3.330%)
(Ê)(ƒ) 200 187
GUSAP III, LP
Series REGS
4.250% due 01/21/30
200 187
Hanesbrands, Inc.
4.625% due 05/15/24
(Þ) 550 545
HCA, Inc.
3.500% due 07/15/51
1,200 887
Huntsman International LLC
2.950% due 06/15/31
800 678
JPMorgan Chase & Co.
4.625% due 12/31/99 (USD 3 Month
LIBOR + 2.580%)
(Ê)(ƒ) 100 92
Level 3 Financing, Inc.
3.625% due 01/15/29
(Þ) 400 334
Levi Strauss & Co.
3.500% due 03/01/31
(Þ) 500 452
Liberty Mutual Group, Inc.
4.300% due 02/01/61
(Þ) 150 105
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/29
(Þ) 287 259
Novelis Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 08/15/31
(Þ) 326 279
OneMain Finance Corp.
3.500% due 01/15/27
263 224
3.875% due 09/15/28
22 18
Post Holdings, Inc.
4.500% due 09/15/31
(Þ) 630 559
Prime Security Services Borrower LLC /
Prime Finance, Inc.
5.250% due 04/15/24
(Þ) 250 250
PVH Corp.
Series WI
4.625% due 07/10/25
150 150
Sealed Air Corp.
1.573% due 10/15/26
(Þ) 27 24
4.000% due 12/01/27
(Þ) 1,050 999
Sprint Corp.
Series WI
7.875% due 09/15/23
75 78
Steel Dynamics, Inc.
2.400% due 06/15/25
97 93
Taylor Morrison Communities, Inc.
5.125% due 08/01/30
(Þ) 800 733
TerraForm Power Operating LLC
4.750% due 01/15/30
(Þ) 500 465
T-Mobile USA, Inc.
Series WI
3.300% due 02/15/51
400 306
3.400% due 10/15/52
350 269
Western Digital Corp.
2.850% due 02/01/29
314 265
3.100% due 02/01/32
229 181
12,214
International Debt - 13.2%
AerCap Ireland Capital Designated
Activity Co. and AerCap Global
Aviation Trust
3.500% due 01/15/25
250 241
Akbank TAS
Series REGS
5.125% due 03/31/25
200 174
Alcoa Nederland Holding BV
4.125% due 03/31/29
(Þ) 200 188
Altice France Holding SA
6.000% due 02/15/28
(Þ) 200 154
Aptiv PLC
3.100% due 12/01/51
209 139
Ardagh Metal Packaging Finance USA
LLC / Ardagh Metal Packaging
Finance PLC
Series REGS
3.000% due 09/01/29
200 168
Ashland Services BV
Series REGS
2.000% due 01/30/28
190 166
Avolon Holdings Funding, Ltd.
5.250% due 05/15/24
(Þ) 50 49
Ball Corp.
0.875% due 03/15/24
315 316
Banco BTG Pactual SA

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 145
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.750% due 01/11/26
(Þ) 200 181
Series REGS
2.750% due 01/11/26
200 181
Banco Mercantil del Norte SA
Series REGS
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.967%)
(Ê)(ƒ) 200 188
Barclays PLC
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.410%)
(Ê)(ƒ) 200 163
Berry Global, Inc.
Series REGS
7.000% due 01/15/25
750 727
Bharti Airtel, Ltd.
Series REGS
4.375% due 06/10/25
200 199
BNP Paribas SA
Series REGS
4.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.944%)
(Ê)(ƒ) 700 569
Canpack SA / Canpack US LLC
3.125% due 11/01/25
(Þ) 348 312
Catalent Pharma Solutions, Inc.
Series REGS
2.375% due 03/01/28
600 534
Celanese Holdings LLC
0.625% due 09/10/28
271 217
Cemex SAB de CV
Series REGS
3.875% due 07/11/31
400 321
China Ping An Insurance Overseas
Holdings, Ltd.
2.850% due 08/12/31
800 630
Coca-Cola Icecek AS
Series REGS
4.500% due 01/20/29
200 159
Country Garden Holdings Co., Ltd.
5.125% due 01/17/25
400 150
2.700% due 07/12/26
200 67
Credit Agricole SA
4.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)
(Ê)(ƒ)(Þ) 200 170
Credit Suisse Group AG
4.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.554%)
(Ê)(ƒ) 550 396
Deutsche Bank AG
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.524%)
(Ê)(ƒ) 200 173
DNB Bank ASA
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.140%)
(Ê)(ƒ) 200 193
Export-Import Bank of India
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
2.250% due 01/13/31
400 327
Falabella SA
Series REGS
3.375% due 01/15/32
200 168
FMG Resources August, Ltd.
6.125% due 04/15/32
(Þ) 356 338
Ford Motor Credit Co. LLC
2.748% due 06/14/24
200 228
4.535% due 03/06/25
400 465
Graphic Packaging International LLC
2.625% due 02/01/29
(Þ) 300 258
Greenko Power II, Ltd.
4.300% due 12/13/28
(Þ) 196 167
HSBC Bank PLC
Series 1M
3.127% due 06/29/49 (USD 6 Month
LIBOR + 0.250%)
(Ê)(ƒ) 170 130
ING Groep NV
Series NC10
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.862%)
(Ê)(ƒ) 400 296
IQVIA, Inc.
Series REGS
2.250% due 03/15/29
1,125 999
Itau Unibanco Holding SA
Series REGS
3.875% due 04/15/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.446%)
(Ê) 200 178
Klabin Austria GmbH
Series REGS
3.200% due 01/12/31
600 490
Kraft Heinz Foods Co.
4.125% due 07/01/27
106 130
Logan Group Co., Ltd.
6.900% due 06/09/24
200 23
Macquarie Bank, Ltd.
3.052% due 03/03/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.700%)
(Ê)(Þ) 400 323
MARB BondCo PLC
Series REGS
3.950% due 01/29/31
200 163
Millicom International Cellular SA
Series REGS
4.500% due 04/27/31
400 327
MPT Operating Partnership, LP / MPT
Finance Corp.
2.500% due 03/24/26
178 193
0.993% due 10/15/26
652 577
NatWest Group PLC
4.600% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.100%)
(Ê)(ƒ) 600 473
Netflix, Inc.
Series REGS
3.625% due 06/15/30
800 772
Nutrien , Ltd.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
146 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.950% due 05/13/30
350 320
Olympus Water US Holding Corp.
Series REGS
5.375% due 10/01/29
200 148
Orbia Advance Corp. SAB de CV
Series REGS
2.875% due 05/11/31
400 330
PVH Corp.
Series REGS
3.125% due 12/15/27
125 125
Seagate HDD Cayman
3.375% due 07/15/31
790 635
Shimao Group Holdings, Ltd.
4.600% due 07/13/30
(~)(Ê) 300 25
Silgan Holdings, Inc.
Series WI
2.250% due 06/01/28
650 566
Southern Co. (The)
1.875% due 09/15/81 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.108%)
(Ê) 251 183
SPCM SA
3.125% due 03/15/27
(Þ) 300 256
3.375% due 03/15/30
(Þ) 414 333
Summit Digitel Infrastructure Private,
Ltd.
2.875% due 08/12/31
(Þ) 200 156
Series REGS
2.875% due 08/12/31
200 156
Suzano Austria GmbH
2.500% due 09/15/28
200 169
Series DM3N
3.125% due 01/15/32
200 163
Swiss Re Finance (Luxembourg) SA
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.864%)
(Ê)(ƒ) 200 185
Telecom Italia Capital SA
6.000% due 09/30/34
100 79
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24
200 172
Turkiye Vakiflar Bankasi TAO
Series REGS
5.250% due 02/05/25
286 247
UPC Broadband Finco BV
4.875% due 07/15/31
(Þ) 450 398
Vale Overseas, Ltd.
3.750% due 07/08/30
100 91
VTR Comunicaciones SpA
Series REGS
4.375% due 04/15/29
400 262
Zurich Finance (Ireland) Designated
Activity Co.
3.000% due 04/19/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.777%)
(Ê) 200 164
19,313
Loan Agreements - 0.0%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CIBT Global, Inc., Term Loan
2.000% due 06/01/24 (USD 3 Month
LIBOR  + 1.000%)
(Ê) — —
Non-US Bonds - 26.0%
ABN AMRO Bank NV
4.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 4.674%)
(Ê)(ƒ) EUR 200 193
AlbaCore Curo CLO
Series 2021-3X Class D
3.200% due 12/15/34 (3 Month
EURIBOR + 3.200%)
(Ê) EUR 300 257
Series 2022-4X Class D
4.600% due 07/15/35 (3 Month
EURIBOR + 4.600%)
(Ê) EUR 100 94
Alpha Services and Holdings SA
5.500% due 06/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 5.823%)
(Ê) EUR 100 81
Altice Financing SA
4.250% due 08/15/29
(Þ) EUR 100 88
Series REGS
2.250% due 01/15/25
EUR 463 440
Altice France Holding SA
Series REGS
4.000% due 02/15/28
EUR 500 382
Arbour CLO X
Series 2022-10X Class D
3.500% due 06/15/34 (3 Month
EURIBOR + 3.500%)
(Ê) EUR 150 130
Arcelik AS
3.000% due 05/27/26
EUR 350 294
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
4.750% due 07/15/27
GBP 430 391
Australia Government International
Bond
3.250% due 06/21/39
AUD 5,500 3,782
Series 155
2.500% due 05/21/30
AUD 6,400 4,319
Banco BPM SpA
1.525% due 02/18/25
EUR 250 243
Bank of Cyprus PCL
2.500% due 06/24/27 (EUR Swap
Annual [versus 6 Month EURIBOR] 1
Year Rate + 2.785%)
(Ê) EUR 100 78
Bank of Ireland Group PLC
1.375% due 08/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 1.650%)
(Ê) EUR 100 91
BAWAG Group AG
5.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 4.415%)
(Ê)(ƒ) EUR 200 183
British Telecommunications PLC
1.874% due 08/18/80 (EURIBOR
ICE Swap Rate + 2.130%)
(Ê) EUR 183 159
Caisse Nationale de Reassurance
Mutuelle Agricole Groupama

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 147
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.375% due 05/29/49 (3 Month
EURIBOR + 5.770%)
(Ê)(ƒ) EUR 100 107
CaixaBank SA
3.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.857%)
(Ê)(ƒ) EUR 400 302
Capital Four CLO
Series 2022-4X Class E
7.601% due 04/13/35 (3 Month
EURIBOR + 7.250%)
(Ê) EUR 170 157
CECONOMY AG
1.750% due 06/24/26
EUR 200 151
Cellnex Finance Co. SA
2.000% due 02/15/33
EUR 200 157
Chile Government International Bond
0.555% due 01/21/29
EUR 100 87
CIFC European Funding CLO II
Series 2021-5X Class D
3.150% due 11/23/34 (3 Month
EURIBOR + 3.150%)
(Ê) EUR 200 170
Commerzbank AG
4.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 4.387%)
(Ê)(ƒ) EUR 400 327
Cooperatieve Rabobank UA
3.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.702%)
(Ê)(ƒ) EUR 600 537
Dewday Funding PLC
Series 2022-2X Class C
6.190% due 07/15/30 (SONIA +
5.000%)
(Ê) GBP 100 122
Dowson
Series 2021-2 Class D
2.990% due 10/20/28 (SONIA +
1.800%)
(Ê) GBP 109 126
Series 2022-1 Class D
3.890% due 01/20/29 (SONIA +
2.700%)
(Ê) GBP 110 128
Dryden Leveraged Loan LLC
Series 2022-91X Class E
7.060% due 04/18/35 (3 Month
EURIBOR + 7.060%)
(Ê) EUR 150 126
Dutch Property Finance BV (DPF)
Series 2022-1 Class D
1.970% due 10/28/59 (3 Month
EURIBOR + 2.400%)
(Ê) EUR 100 94
Electricite de France SA
6.000% due 12/31/99 (GBP Swap
[versus SONIA] 13 Year Rate +
4.235%)
(Ê)(ƒ) GBP 200 226
Enel SpA
Series 9.5Y
1.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.011%)
(Ê)(ƒ) EUR 900 659
Energias de Portugal SA
Series NC8
1.875% due 03/14/82 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.080%)
(Ê) EUR 200 155
Erna Srl
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-1 Class A
2.250% due 07/25/31 (3 Month
EURIBOR + 2.250%)
(Ê) EUR 395 393
Eurofins Scientific SE
0.875% due 05/19/31
EUR 200 164
Faurecia SE
2.375% due 06/15/27
EUR 150 126
Fidelity Grand Harbour CLO DAC
Series 2021-1X Class D
3.600% due 10/15/34 (3 Month
EURIBOR + 3.600%)
(Ê) EUR 150 130
France Government International Bond
4.000% due 04/25/55
100 143
4.000% due 04/25/60
EUR 500 766
Grifols SA
3.875% due 10/15/28
(Þ) EUR 104 92
Series REGS
3.875% due 10/15/28
EUR 639 567
Harvest CLO XXI DAC
Series 2022-29X Class E
1.000% due 07/15/35 (3 Month
EURIBOR + 8.120%)
(Ê)(Š) EUR 150 138
Hayfin Emerald CLO I DAC
Series 2021-8X Class D
3.502% due 01/17/35 (3 Month
EURIBOR + 3.500%)
(Ê) EUR 150 130
Hayfin Emerald CLO IV DAC
Series 2021-4X Class DR
3.450% due 10/15/34 (3 Month
EURIBOR + 3.450%)
(Ê) EUR 400 345
Heimstaden Bostad AB
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.149%)
(Ê)(ƒ) EUR 300 215
Henley Investment Management, Ltd.
Series 2021-6X Class D
3.150% due 06/10/34 (3 Month
EURIBOR + 3.150%)
(Ê) EUR 219 186
Series 2022-7X Class D
4.250% due 04/25/34 (3 Month
EURIBOR + 4.250%)
(Ê) EUR 300 275
Series HNLY-4X Class E
5.250% due 04/25/34
EUR 100 79
Ibercaja Banco SA
2.750% due 07/23/30 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.882%)
(Ê) EUR 100 85
ICG Euro CLO
Series 2022-1X Class D
4.600% due 05/15/35 (3 Month
EURIBOR + 4.600%)
(Ê) EUR 200 185
IHO Verwaltungs GmbH
Series REGS
3.625% due 05/15/25
EUR 400 373
Iliad SA
1.875% due 02/11/28
EUR 400 352
Infrastrutture Wireless Italiane SpA
1.750% due 04/19/31
EUR 500 424
International Consolidated Airlines
Group SA

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
148 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series IAG
1.125% due 05/18/28
EUR 100 71
Intesa Sanpaolo SpA
4.125% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 4.274%)
(Ê)(ƒ) EUR 700 518
Invesco Euro CLO VII DAC
Series 2022-8X Class E
7.950% due 07/25/36 (3 Month
EURIBOR + 7.950%)
(Ê) EUR 170 144
Jubilee CLO
Series 2021-25X Class D
1.000% due 10/15/35 (3 Month
EURIBOR + 3.200%)
(Ê) EUR 150 132
Jubilee CDO VII BV
Series 2022-26X Class D
1.000% due 10/15/36 (3 Month
EURIBOR + 6.670%)
(Ê) EUR 150 150
Series 2022-26X Class E
1.000% due 10/15/36 (3 Month
EURIBOR + 8.200%)
(Ê) EUR 100 90
La Banque Postale SA
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.121%)
(Ê)(ƒ) EUR 600 446
Lagardere SA
1.750% due 10/07/27
EUR 200 194
Land Nordrhein - Westfalen
2.150% due 03/21/19
EUR 1,700 1,712
Lanebrook Mortgage Transaction PLC
Series 2021-1 Class D
2.840% due 07/20/58 (SONIA +
1.650%)
(Ê) GBP 100 108
Logicor Financing SARL
1.500% due 07/13/26
EUR 100 95
Lorca Telecom Bondco SA
4.000% due 09/18/27
(Þ) EUR 100 93
Series REGS
4.000% due 09/18/27
EUR 300 280
Loxam SAS
3.250% due 01/14/25
EUR 200 191
Matterhorn Telecom SA
Series REGS
3.125% due 09/15/26
EUR 350 328
Mondi PLC
1.625% due 04/27/26
EUR 684 663
Nexi SpA
Zero coupon due 02/24/28
EUR 400 302
Northwoods Capital 26 Euro DAC
Series 2022-26X Class E
7.570% due 07/15/35 (3 Month
EURIBOR + 7.570%)
(Ê) EUR 170 152
Novelis Sheet Ingot GmbH
Series REGS
3.375% due 04/15/29
EUR 100 86
Orsted A/S
2.500% due 02/18/31 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 1.886%)
(Ê) GBP 200 178
Pension Insurance Corp. PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.625% due 10/21/32
GBP 200 203
Phoenix Group Holdings PLC
5.750% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.169%)
(Ê)(ƒ) GBP 200 218
Providus CLO
Series 2021-6X Class D
3.200% due 05/20/34 (3 Month
EURIBOR + 3.200%)
(Ê) EUR 200 175
QBE Insurance Group, Ltd.
2.500% due 09/13/38 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.061%)
(Ê) GBP 150 153
Q-Park Holding I BV
Series REGS
2.000% due 03/01/27
EUR 290 242
Rockford Tower Europe CLO DAC
Series 2021-2X Class D
3.450% due 01/24/35 (3 Month
EURIBOR + 3.450%)
(Ê) EUR 150 130
Rothesay Life PLC
Series REGS
3.375% due 07/12/26
GBP 150 172
Samhallsbyggnadsbolaget i Norden AB
2.624% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.814%)
(Ê)(ƒ) EUR 100 50
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.227%)
(Ê)(ƒ) EUR 500 252
Sappi Papier Holding GmbH
Series REGS
3.125% due 04/15/26
EUR 100 95
SIG Combibloc Purchase Co.
2.125% due 06/18/25
(Þ) EUR 723 710
Smurfit Kappa Treasury ULC
1.000% due 09/22/33
EUR 425 338
SoftBank Group Corp.
3.125% due 09/19/25
EUR 250 222
Solvay SA
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.977%)
(Ê)(ƒ) EUR 100 89
TDC Holding A/S
Series EMTN
5.056% due 05/31/28
EUR 150 153
Telefonica Europe BV
2.376% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 8
Year Rate + 2.616%)
(Ê)(ƒ) EUR 700 565
Telenet Finance Luxembourg Notes
SARL
Series REGS
3.500% due 03/01/28
EUR 100 92
Telia Co. AB
2.750% due 06/30/83 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 1.946%)
(Ê) EUR 200 183
TenneT Holding BV

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 149
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.374% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.719%)
(Ê)(ƒ) EUR 200 195
Terna Rete Elettrica Nazionale SpA
2.375% due 12/31/99
(~)(Ê)(ƒ) EUR 100 81
Tesco Personal Finance Group PLC
3.500% due 07/25/25
GBP 150 178
Thanes Water Kemble Finance PLC
Series REGS
4.625% due 05/19/26
GBP 120 129
Together Asset Backed Securitisation
PLC
Series 2021-1ST1 Class C
2.441% due 07/12/63 (SONIA +
1.250%)
(Ê) GBP 100 116
Trivium Packaging Finance BV
Series REGS
3.750% due 08/15/26
EUR 100 95
Twin Bridges Mortgage Trust
Series 2021-2 Class D
2.692% due 09/12/55 (SONIA +
1.500%)
(Ê) GBP 100 111
UniCredit SpA
3.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.081%)
(Ê)(ƒ) EUR 400 313
Unipol Gruppo Finanziario SpA
3.000% due 03/18/25
EUR 100 103
UnipolSai Assicurazioni SpA
6.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 6.744%)
(Ê)(ƒ) EUR 200 191
United Group BV
4.625% due 08/15/28
(Þ) EUR 100 82
Series REGS
3.625% due 02/15/28
EUR 100 80
United Kingdom Gilt
0.875% due 07/31/33
GBP 2,400 2,592
Veolia Environnement SA
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.840%)
(Ê)(ƒ) EUR 700 598
Verallia SA
1.875% due 11/10/31
EUR 400 322
Vmed O2 UK Financing I PLC
Series REGS
4.500% due 07/15/31
GBP 770 810
Volvo Car AB
2.125% due 04/02/24
EUR 500 505
2.000% due 01/24/25
EUR 200 198
VZ Secured Financing BV
Series REGS
3.500% due 01/15/32
EUR 1,000 839
VZ Vendor Financing II BV
Series REGS
2.875% due 01/15/29
EUR 350 288
37,805
United States Government Treasuries - 13.3%
United States Treasury Notes
0.750% due 12/31/23
4,000 3,878
0.875% due 01/31/24
4,000 3,878
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.250% due 03/15/24
3,753 3,593
0.250% due 08/31/25
2,047 1,891
0.500% due 02/28/26
300 277
1.125% due 02/15/31
6,700 5,931
19,448
Total Long-Term Investments
(cost $102,687) 88,780
Options Purchased - 0.5%
(Number of Contracts)
Eurodollar Futures
Macquarie Group Aug 2022 96.88
Call (204) USD 49,916 (ÿ) 11
Macquarie Group Aug 2022 97.38
Call (132) USD 32,464 (ÿ) 1
Macquarie Group Aug 2022 97.50
Call (130) USD 32,013 (ÿ) 1
Macquarie Group Sep 2022 97.63
Call (150) USD 36,984 (ÿ) 3
Macquarie Group Aug 2022 97.38
Put (132) USD 32,464 (ÿ) 224
Three Month Euribor
Futures
Macquarie Group Aug 2022 99.38
Call (90) EUR 22,500 (ÿ) 7
Macquarie Group Aug 2022 99.50
Call (90) EUR 22,500 (ÿ) 2
Macquarie Group Aug 2022 99.60
Call (55) EUR 13,750 (ÿ) —
Macquarie Group Sep 2022 99.50
Call (90) EUR 22,500 (ÿ) 9
Macquarie Group Sep 2022 99.60
Call (55) EUR 13,750 (ÿ) 2
Macquarie Group Nov 2022 98.60
Put (41) EUR 10,250 (ÿ) 15
Three Month SONIA
Index Futures
Macquarie Group Aug 2022 97.50
Call (45) GBP 11,250 (ÿ) 36
Macquarie Group Aug 2022 97.60
Call (45) GBP 11,250 (ÿ) 25
Macquarie Group Aug 2022 97.70
Call (90) GBP 22,500 (ÿ) 32
Macquarie Group Aug 2022 98.25
Call (12) GBP 3,000 (ÿ) —
Macquarie Group Dec 2022 99.88
Call (50) EUR 12,500 (ÿ) 2
Macquarie Group Dec 2022 99.88
Put (50) EUR 12,500 (ÿ) 126
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Morgan Stanley, USD 2.708%/SOFR,
USD 3,000, 07/06/23)
Morgan Stanley Jul 2023 0.00
Call (1)
6,000
(ÿ)
145
(Merrill Lynch, iTraxx Europe/EUR
7.000%, USD 7,500, 06/20/27)
Bank of America Aug 2022 0.00
Call (1) 11,250 (ÿ) 38
(Merrill Lynch, CDX NA High Yield
Index /EUR 90.000%, USD 7,500,
06/20/27)
Bank of America Sep 2022 0.00
Put (1)
15,000
(ÿ)
7

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
150 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Goldman Sachs, CDX NA High Yield
Index /USD 90.000%, USD 19,000,
06/20/27)
Bank of America Sep 2022 0.00
Put (1)
15,000
(ÿ)
29
(Morgan Stanley, SOFR/USD 2.708%,
USD 3,000, 07/06/23)
Morgan Stanley Jul 2023 0.00 Put
(1)
6,000
(ÿ)
70
Total Options Purchased
(cost $979) 785
Short-Term Investments - 31.1%
Barry Callebaut Services NV
5.500% due 06/15/23
(Þ) 200 201
International Consolidated Airlines
Group SA
0.500% due 07/04/23
200 196
Marks & Spencer PLC
4.500% due 07/10/22
500 533
Range Resources Corp.
5.000% due 03/15/23
73 73
U.S. Cash Management Fund(@) 44,426,950
(∞)
44,409
Total Short-Term Investments
(cost $45,633) 45,412
Total Investments - 92.5%
(identified cost $149,299) 134,977
Other Assets and Liabilities,
Net - 7.5%
10,872
Net Assets - 100.0%
145,849

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 151
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
7.5%
Alcoa Nederland Holding BV 07/13/21 200,000 103.76 208
188
Altice Financing SA 08/03/21 EUR 100,000 118.64 119
88
Altice France Holding SA 04/08/22 200,000 84.64 169
154
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 05/28/20 200,000 102.70 205
191
Ashland LLC 01/14/22 266,000 88.49 235
227
Avolon Holdings Funding, Ltd. 11/18/19 50,000 103.77 52
49
Banco BTG Pactual SA 01/06/21 200,000 99.59 199
181
Barry Callebaut Services NV 04/24/20 200,000 102.03 204
201
Canpack SA / Canpack US LLC 10/15/20 348,000 100.00 348
312
CCO Holdings LLC / CCO Holdings Capital Corp. 02/02/22 1,000,000 94.43 944
826
Clearway Energy Operating LLC 03/14/22 214,000 96.03 206
187
Credit Agricole SA 01/04/22 200,000 100.00 200
170
FMG Resources August, Ltd. 04/06/22 356,000 97.83 348
338
Graphic Packaging International LLC 11/09/21 EUR 300,000 115.11 345
258
Greenko Power II, Ltd. 12/07/21 195,500 100.00 196
167
Grifols SA 09/28/21 EUR 104,000 116.87 122
92
Hanesbrands, Inc. 04/24/20 550,000 100.68 554
545
Level 3 Financing, Inc. 10/13/21 400,000 95.50 382
334
Levi Strauss & Co. 09/22/21 500,000 102.72 514
452
Liberty Mutual Group, Inc. 03/25/22 150,000 78.80 118
105
Lorca Telecom Bondco SA 10/05/21 EUR 100,000 115.97 116
93
Macquarie Bank, Ltd. 10/19/21 400,000 99.69 399
323
Mozart Debt Merger Sub, Inc. 09/30/21 287,000 99.55 286
259
Novelis Corp. 07/26/21 326,000 100.00 326
279
Post Holdings, Inc. 08/18/21 630,000 99.90 629
559
Prime Security Services Borrower LLC / Prime Finance, Inc. 11/18/19 250,000 101.09 253
250
Sealed Air Corp. 09/15/21 27,000 100.00 27
24
Sealed Air Corp. 03/29/22 1,050,000 97.99 1,029
999
SIG Combibloc Purchase Co. 06/11/20 EUR 723,000 113.00 817
710
SPCM SA 09/24/21 414,000 100.10 414
333
SPCM SA 04/04/22 300,000 92.58 278
256
Summit Digitel Infrastructure Private, Ltd. 08/13/21 200,000 98.01 196
156
Taylor Morrison Communities, Inc. 06/07/22 800,000 94.11 753
733
TerraForm Power Operating LLC 02/10/22 500,000 99.58 498
465
United Group BV 07/20/21 EUR 100,000 117.83 118
82
UPC Broadband Finco BV 01/06/22 450,000 101.49 457 398
10,984
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
ASX 90 Day Bank Accepted Bill Futures 28 AUD 2,800 12/22
13
Australia 10 Year Government Bond Futures 25 AUD 2,500 09/22
106
Canadian 10 Year Government Bond Futures 32 CAD 3,200 09/22
71
Canadian Bankers Acceptance Futures 27 CAD 6,750 12/22
(94)
Eurodollar Futures 156 USD 39,000 09/22
8
Eurodollar Futures 7 USD 1,750 03/23
(5)
Eurodollar Futures 120 USD 30,000 06/23
(94)
Eurodollar Futures 200 USD 50,000 12/23
(707)
Eurodollar Futures 141 USD 35,250 03/24
(296)
Eurodollar Futures 153 USD 38,250 09/24
(34)
Eurodollar Futures 80 USD 20,000 06/25
135
Eurodollar Futures 3 USD 750 09/25
—
Eurodollar Futures 216 USD 54,000 09/26
495
Japanese 10 Year Government Bond Futures 3 JPY 300,000 09/22
31

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
152 Unconstrained Total Return Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Long Gilt Futures 12 GBP 1,200 09/22
—
Three Month Euribor Futures 27 EUR 6,750 12/22
(11)
Three Month Euribor Futures 68 EUR 17,000 03/23
15
Three Month Euribor Futures 32 EUR 8,000 09/23
14
Three Month Euribor Futures 41 EUR 10,250 03/24
142
Three Month Euribor Futures 36 EUR 9,000 12/24
(42)
Three Month Euribor Futures 38 EUR 9,500 09/25
48
Three Month SOFR Futures 377 USD 94,250 03/23
388
Three Month SOFR Futures 59 USD 14,750 12/23
55
Three Month SOFR Futures 55 USD 13,750 09/25
73
Three Month SOFR Futures 82 USD 20,500 03/26
47
Three Month SONIA Index Futures 65 GBP 16,250 09/23
151
Three Month SONIA Index Futures 17 GBP 4,250 06/25
(15)
Three Month SONIA Index Futures 31 GBP 7,750 03/26
(54)
United States 2 Year Treasury Note Futures 20 USD 4,000 09/22
12
United States 5 Year Treasury Note Futures 60 USD 6,000 09/22
234
United States 10 Year Treasury Note Futures 83 USD 8,300 09/22
179
United States Treasury Ultra Bond Futures 5 USD 500 09/22 (3)
Short Positions
ASX 90 Day Bank Accepted Bill Futures 28 AUD 2,800 09/22
(6)
Australia 3 Year Government Bond Futures 118 AUD 11,800 09/22
(240)
Australia 10 Year Government Bond Futures 125 AUD 12,500 09/22
(526)
Canadian 5 Year Government Bond Futures 5 CAD 500 09/22
(4)
Canadian 10 Year Government Bond Futures 20 CAD 2,000 09/22
(41)
Euro- Bobl Futures 17 EUR 1,700 09/22
(108)
Euro-Bund Futures 38 EUR 3,800 09/22
(249)
Euro- Buxl Futures 17 EUR 1,700 09/22
(275)
Eurodollar Futures 146 USD 36,500 12/22
(59)
Eurodollar Futures 103 USD 25,750 06/24
274
Eurodollar Futures 85 USD 21,250 12/24
(37)
Eurodollar Futures 175 USD 43,750 03/25
(145)
Eurodollar Futures 2 USD 500 03/26
—
Eurodollar Futures 248 USD 62,000 06/26
(408)
Euro-Schatz Futures 3 EUR 300 09/22
(3)
Long Gilt Futures 22 GBP 2,200 09/22
(32)
Three Month Euribor Futures 196 EUR 49,000 09/22
47
Three Month Euribor Futures 11 EUR 2,750 06/23
1
Three Month Euribor Futures 6 EUR 1,500 12/23
(4)
Three Month Euribor Futures 23 EUR 5,750 06/24
26
Three Month Euribor Futures 55 EUR 13,750 09/24
(178)
Three Month Euribor Futures 30 EUR 7,500 03/25
6
Three Month Euribor Futures 3 EUR 750 06/25
4
Three Month Euribor Futures 4 EUR 1,000 12/25
1
Three Month SOFR Futures 27 USD 6,750 06/23
(20)
Three Month SOFR Futures 55 USD 13,750 12/25
(74)
Three Month SONIA Index Futures 8 GBP 2,000 09/22
(3)
Three Month SONIA Index Futures 141 GBP 35,250 12/22
(71)
Three Month SONIA Index Futures 46 GBP 11,500 12/23
(22)
Three Month SONIA Index Futures 30 GBP 7,500 03/24
3
Three Month SONIA Index Futures 2 GBP 500 06/24
(5)
Three Month SONIA Index Futures 25 GBP 6,250 09/24
(15)
Three Month SONIA Index Futures 7 GBP 1,750 12/24
5
Three Month SONIA Index Futures 16 GBP 4,000 03/25
15
Three Month SONIA Index Futures 6 GBP 1,500 12/25
7
United States 2 Year Treasury Note Futures 550 USD 110,000 09/22
(1,128)
United States 5 Year Treasury Note Futures 64 USD 6,400 09/22
(35)
United States 10 Year Treasury Note Futures 132 USD 13,200 09/22
(136)
United States 10 Year Ultra Treasury Note Futures 45 USD 4,500 09/22
(115)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 153
Futures Contracts
Amounts in thousands (except contract amounts )
United States Treasury Ultra Bond Futures 7 USD 700 09/22 (17)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (2,705)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Australia and New Zealand Banking Group AUD 39,000 USD 26,653 08/25/22 (605)
Australia and New Zealand Banking Group GBP 350 USD 421 08/25/22 (6)
Barclays EUR 100 USD 102 08/25/22 (1)
JPMorgan Chase USD 18,049 AUD 25,000 03/17/23 (546)
JPMorgan Chase EUR 2,500 USD 2,539 08/25/22 (20)
JPMorgan Chase GBP 1,470 USD 1,745 08/25/22 (47)
JPMorgan Chase JPY 15,000 USD 109 08/25/22 (4)
Lloyds USD 1,964 EUR 1,850 09/21/22 (67)
Lloyds USD 154 GBP 125 09/21/22 (1)
Northern Trust USD 265 EUR 250 09/21/22 (8)
Northern Trust USD 523 EUR 500 09/21/22 (11)
Northern Trust EUR 200 USD 204 09/21/22 (1)
Royal Bank of Canada USD 945 EUR 900 09/21/22 (22)
Royal Bank of Canada USD 1,416 EUR 1,400 09/21/22 20
Royal Bank of Canada EUR 200 USD 206 09/21/22 1
Royal Bank of Canada EUR 15,250 USD 16,015 09/21/22 374
Royal Bank of Canada GBP 4,500 USD 5,492 09/21/22 6
State Street USD 245 GBP 200 09/21/22 (1)
State Street EUR 200 USD 203 09/21/22 (2)
State Street EUR 200 USD 205 09/21/22 —
State Street EUR 350 USD 358 09/21/22 (1)
State Street EUR 15,250 USD 16,054 09/21/22 413
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (529)
Currency Swap Contracts
Amounts in thousands
Counterparty Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays
JPY 104,000 plus [JPY 3 Month
TONAR - 0.450%]
(2)
USD 879 plus [USD 3 Month SOFR]
(2)
03/17/23
— 6 6
Barclays
JPY 104,000 plus [JPY 3 Month
TONAR - 0.450%]
(2)
USD 896 plus [USD 3 Month SOFR]
(2)
03/14/23
— 2 2
Barclays
JPY 26,000 plus [JPY 3 Month
TONAR - 0.450%]
(2)
USD 224 plus [USD 3 Month SOFR]
(2)
03/14/32
— 4 4
Barclays
JPY 26,000 plus [JPY 3 Month
TONAR - 0.650%]
(2)
USD 220 plus [USD 3 Month SOFR]
(2)
03/17/32
— 5 5
Barclays
JPY 38,400 plus [JPY 3 Month
TONAR - 5.900%]
(2)
USD 300 plus [USD 3 Month SOFR]
(2)
01/27/32
— 14 14
Barclays
JPY 728,900 plus [JPY 3 Month
TONAR - 3.190%]
(2)
USD 5,686 plus [USD 3 Month
SOFR]
(2)
01/27/23
— 127 127
Barclays
USD 1,098 plus [USD 3 Month
SOFR - 0.610%]
(2)
JPY 130,000 plus [JPY 3 Month
TONAR]
(2)
03/17/27
— (15) (15)
Barclays
USD 1,120 plus [USD 3 Month
SOFR - 0.610%]
(2)
JPY 130,000 plus [JPY 3 Month
TONAR]
(2)
03/14/27
— (11) (11)
BNP Paribas
JPY 1,349,100 plus [JPY 3 Month
TONAR - 3.363%]
(2)
USD 10,546 plus [USD 3 Month
SOFR]
(2)
02/02/23
— (450) (450)
BNP Paribas
JPY 33,000 plus [JPY 3 Month
TONAR - 6.263%]
(2)
USD 258 plus [USD 3 Month SOFR]
(2)
02/04/32
— (6) (6)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
154 Unconstrained Total Return Fund
Currency Swap Contracts
Amounts in thousands
Counterparty Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
BNP Paribas
JPY 674,600 plus [JPY 3 Month
TONAR - 3.413%]
(2)
USD 5,273 plus [USD 3 Month
SOFR]
(2)
02/04/23
— (225) (225)
BNP Paribas
JPY 71,000 plus [JPY 3 Month
TONAR - 6.163%]
(2)
USD 555 plus [USD 3 Month SOFR]
(2)
02/02/32
— (12) (12)
BNP Paribas
USD 5,531 plus [USD 3 Month
SOFR - 5.460%]
(2)
JPY 707,600 plus [JPY 3 Month
TONAR]
(2)
02/04/27
— 173 173
JPMorgan Chase
AUD 22,400 plus [AUD 3 Month
BBSW + 3.300%]
(2)
USD 16,676 plus [USD 3 Month
LIBOR]
(2)
10/25/31
— 200 200
JPMorgan Chase
AUD 33,000 plus [AUD 3 Month
BBSW + 2.950%]
(2)
USD 24,701 plus [USD 3 Month
LIBOR]
(2)
10/06/31
— 186 186
JPMorgan Chase
JPY 33,000 plus [JPY 3 Month
TONAR - 6.263%]
(2)
USD 258 plus [USD 3 Month SOFR]
(2)
02/04/32
— (6) (6)
JPMorgan Chase
JPY 674,600 plus [JPY 3 Month
TONAR - 3.413%]
(2)
USD 5,273 plus [USD 3 Month
SOFR]
(2)
02/04/23
— (225) (225)
JPMorgan Chase
USD 11,101 plus [USD 3 Month
SOFR - 5.360%]
(2)
JPY 1,420,100 plus [JPY 3 Month
TONAR]
(2)
02/02/27
— 357 357
JPMorgan Chase
USD 16,676 plus [USD 3 Month
LIBOR + 2.050%]
(2)
AUD 22,400 plus [AUD 3 Month
BBSW]
(2)
10/25/26
— (165) (165)
JPMorgan Chase
USD 24,701 plus [USD 3 Month
LIBOR]
(2)
AUD 33,000 plus [AUD 3 Month
BBSW + 1.930%]
(2)
10/06/26
— (189) (189)
JPMorgan Chase
USD 5,531 plus [USD 3 Month
SOFR - 5.455%]
(2)
JPY 707,600 plus [JPY 3 Month
TONAR]
(2)
02/04/27
— 180 180
JPMorgan Chase
USD 5,985 plus [USD 3 Month
SOFR - 5.110%]
(2)
JPY 767,300 plus [JPY 3 Month
TONAR]
(2)
01/27/27
— (205) (205)
Total Open Currency Swap Contracts Premiums (å)
— (255) (255)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America CAD 9,000
3 Month Canadian
Dealer Offered Rate
(3)
1.723%
(3)
01/18/23
— 64 64
Bank of America CAD 9,700
3 Month Canadian
Dealer Offered Rate
(3)
1.785%
(3)
06/16/23
— 71 71
Bank of America CAD 18,000 2.259%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
01/17/24
— (157) (157)
Bank of America CAD 12,000 2.103%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
12/18/24
— (75) (75)
Bank of America GBP 29,000 0.960%
(3)
12 Month SONIA
(3)
08/07/25
— (874) (874)
Bank of America CAD 28,200
3 Month Canadian
Dealer Offered Rate
(3)
2.306%
(3)
01/17/26
— 74 74
Bank of America CAD 10,000
3 Month Canadian
Dealer Offered Rate
(3)
1.828%
(3)
12/16/26
— 119 119
Bank of America AUD 19,000 6 Month BBSW
(3)
2.390%
(3)
01/13/27
— 188 188
Bank of America EUR 4,248 6 Month EURIBOR
(3)
0.411%
(4)
02/03/27
— 89 89
Bank of America EUR 4,248 0.411%
(4)
6 Month EURIBOR
(3)
02/03/27
(30) (59) (89)
Bank of America GBP 12,000 1.044%
(3)
12 Month SONIA
(3)
02/18/27
— (734) (734)
Bank of America GBP 18,000 12 Month SONIA
(3)
1.044%
(3)
02/18/27
— 1,101 1,101
Bank of America CAD 19,000
3 Month Canadian
Dealer Offered Rate
(3)
3.092%
(3)
04/21/27
— (116) (116)
Bank of America USD 15,000 2.622%
(3)
12 Month SOFR
(2)
04/22/27
— 136 136
Bank of America GBP 19,000 12 Month SONIA
(3)
1.105%
(3)
08/06/28
— 497 497
Bank of America CAD 7,000 1.845%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
12/16/28
— (105) (105)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 155
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America CAD 20,000 3.260%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
04/20/29
— 54 54
Bank of America USD 15,700 12 Month SOFR
(2)
2.588%
(3)
04/22/29
— (83) (83)
Bank of America EUR 17,000 6 Month EURIBOR
(3)
0.493%
(4)
12/06/31
— 718 718
Bank of America EUR 17,000 0.493%
(4)
6 Month EURIBOR
(3)
12/06/31
(82) (636) (718)
Bank of America CAD 5,000 2.568%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
01/17/32
— (74) (74)
Bank of America EUR 11,500 0.663%
(4)
6 Month EURIBOR
(3)
02/01/32
— (679) (679)
Bank of America EUR 11,500 6 Month EURIBOR
(3)
0.663%
(4)
02/01/32
256 423 679
Bank of America EUR 3,000 6 Month EURIBOR
(3)
0.770%
(4)
02/05/32
40 65 105
Bank of America EUR 3,000 0.770%
(4)
6 Month EURIBOR
(3)
02/05/32
— (105) (105)
Bank of America AUD 56,000
3 Month BBSW +
4.900%
(3)
6 Month BBSW
(3)
04/06/32
— (42) (42)
Bank of America EUR 30,000
6 Month EURIBOR
- 1.295%
(3)
3 Month EURIBOR
(3)
05/02/32
— (88) (88)
Bank of America EUR 5,000 6 Month EURIBOR
(3)
2.810%
(4)
07/05/32
— (99) (99)
Bank of America AUD 46,000 2.330%
(3)
6 Month BBSW
(3)
09/24/33
— (723) (723)
Bank of America AUD 30,000 2.529%
(3)
6 Month BBSW
(3)
10/01/33
— (414) (414)
Bank of America AUD 15,000 2.349%
(3)
6 Month BBSW
(3)
09/24/36
— (540) (540)
Bank of America USD 1,000 1.875%
(3)
12 Month SOFR
(2)
01/26/37
— (36) (36)
Bank of America EUR 10,086 0.860%
(4)
6 Month EURIBOR
(3)
02/02/37
(171) (401) (572)
Bank of America EUR 10,086 6 Month EURIBOR
(3)
0.860%
(4)
02/02/37
— 572 572
Bank of America EUR 9,000 1.410%
(4)
6 Month EURIBOR
(3)
03/15/37
— (299) (299)
Bank of America AUD 21,000 6 Month BBSW
(3)
2.090%
(3)
09/24/41
— 618 618
Bank of America EUR 30,000 0.932%
(4)
3 Month EURIBOR
(3)
10/15/41
145 (1,113) (968)
Bank of America EUR 30,000 6 Month EURIBOR
(3)
0.932%
(4)
10/15/41
— 761 761
Bank of America EUR 1,000 6 Month EURIBOR
(3)
0.828%
(4)
03/16/42
— 27 27
Bank of America AUD 9,000 6 Month BBSW
(3)
1.680%
(3)
09/24/51
— 275 275
Bank of America AUD 7,700 6 Month BBSW
(3)
1.856%
(3)
10/01/51
— 191 191
Bank of America USD 1,000 1.595%
(3)
Federal Fund Effective
Rate - 1 Year
(2)
02/24/52
— (31) (31)
Bank of America USD 2,400 1.580%
(3)
12 Month SOFR
(2)
03/07/52
— (76) (76)
Bank of America USD 5,000 2.005%
(3)
12 Month SOFR
(2)
05/18/52
— (495) (495)
Bank of America USD 5,000 12 Month SOFR
(2)
2.005%
(3)
05/18/52
— 495 495
Bank of America EUR 1,000 6 Month EURIBOR
(3)
1.554%
(4)
06/17/52
— (44) (44)
Bank of America USD 1,200
Federal Fund
Effective Rate - 1
Year
(2)
1.120%
(3)
02/24/62
— 17 17
Bank of America USD 3,000 12 Month SOFR
(2)
1.105%
(3)
03/07/62
— 43 43
Bank of America EUR 1,000 0.100%
(4)
6 Month EURIBOR
(3)
01/22/72
— (55) (55)
Bank of America EUR 2,000 6 Month EURIBOR
(3)
0.002%
(4)
03/14/72 — 133 133
Total Open Interest Rate Swap Contracts (å) 158 (1,422) (1,264)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
156 Unconstrained Total Return Fund
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Purchase Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CNH Industrial NV Morgan Stanley 1.796% EUR 500 (1.000%)
(2)
06/20/27
11 8 19
Lumen Technologies, Inc. Morgan Stanley 4.968% USD 100 (1.000%)
(2)
06/20/27
17 (1) 16
PulteGroup, Inc. Morgan Stanley 1.725% USD 225 (5.000%)
(2)
06/20/27
(32) — (32)
T-Mobile US, Inc. Morgan Stanley 1.185% USD 350 (5.000%)
(2)
06/20/27 (49) (10) (59)
Total Open Corporate Issues - Purchase Protection Contracts (53) (3) (56)
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Morgan Stanley USD 3,000 (5.000%)
(2)
12/20/26
(174) 104 (70)
CDX NA High Yield Index Morgan Stanley USD 2,970 (5.000%)
(2)
06/20/27
(158) 124 (34)
iTraxx Europe Crossover Index Morgan Stanley EUR 16,350 (5.000%)
(2)
12/20/26
(1,072) 926 (146)
iTraxx Europe Crossover Index Morgan Stanley EUR 9,000 (5.000%)
(2)
06/20/27 (555) 591 36
Total Open Credit Indices - Purchase Protection Contracts (1,959) 1,745 (214)
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Aegon NV JPMorgan Chase 1.972% EUR 500 1.000%
(2)
06/20/27
(22) (1) (23)
AES Corp. Morgan Stanley 1.785% USD 100 5.000%
(2)
06/20/27
15 (1) 14
AK Steel Corp. JPMorgan Chase 1.355% USD 175 5.000%
(2)
06/20/25
1 16 17
Anglo American PLC Morgan Stanley 2.111% EUR 700 5.000%
(2)
06/20/27
135 (41) 94
Arcelor Mittal Morgan Stanley 2.840% EUR 200 5.000%
(2)
06/20/27
34 (14) 20
AT&T, Inc. Morgan Stanley 0.987% USD 1,100 1.000%
(2)
06/20/25
12 (12) —
Banco Santander SA JPMorgan Chase 2.188% EUR 150 1.000%
(2)
06/20/27
(7) (1) (8)
Barclays PLC JPMorgan Chase 1.941% EUR 400 1.000%
(2)
06/20/27
(11) (7) (18)
Bath & Body Works, Inc. Morgan Stanley 4.932% USD 550 1.000%
(2)
06/20/27
(46) (39) (85)
Calpine Corp. Morgan Stanley 4.419% USD 550 5.000%
(2)
06/20/27
9 4 13
Cellnex Telecom, SA Bank of America 2.658% EUR 400 5.000%
(2)
06/20/27
52 (9) 43
CenturyLink, Inc. Morgan Stanley 4.968% USD 440 1.000%
(2)
06/20/27
(62) (7) (69)
Cleveland-Cliffs, Inc. Morgan Stanley 4.026% USD 425 5.000%
(2)
06/20/27
39 (22) 17
CNH Industrial NV Morgan Stanley 1.635% EUR 300 5.000%
(2)
06/20/27
58 (10) 48
CNH Industrial NV Morgan Stanley 1.796% EUR 500 5.000%
(2)
06/20/27
90 (15) 75
CNH Industrial NV Morgan Stanley 1.796% EUR 500 1.000%
(2)
06/20/27
(11) (8) (19)
Credit Suisse Group AG JPMorgan Chase 2.571% EUR 250 1.000%
(2)
06/20/27
(9) (9) (18)
Crown European Holdings JPMorgan Chase 2.652% EUR 800 5.000%
(2)
06/20/27
113 (27) 86
CSC Holdings, LLC Morgan Stanley 5.628% USD 750 5.000%
(2)
06/20/27
6 (24) (18)
Dell, Inc. Morgan Stanley 1.440% USD 800 1.000%
(2)
06/20/27
(9) (7) (16)
Elis Morgan Stanley 3.432% EUR 400 5.000%
(2)
06/20/27
49 (21) 28
Fiat Morgan Stanley 2.292% EUR 750 5.000%
(2)
06/20/27
133 (39) 94
Ford Motor Co. Morgan Stanley 3.234% USD 100 5.000%
(2)
06/20/27
10 (3) 7

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 157
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Purchase Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
General Motors Co. Morgan Stanley 2.110% USD 550 5.000%
(2)
06/20/27
77 (8) 69
H.J. Heinz Co. Morgan Stanley 0.759% USD 685 1.000%
(2)
06/20/27
5 2 7
Iron Mountain Inc. Morgan Stanley 2.230% USD 645 5.000%
(2)
06/20/27
76 1 77
J Sainsbury PLC Morgan Stanley 1.823% EUR 650 1.000%
(2)
06/20/27
(7) (18) (25)
KB Home Morgan Stanley 3.772% USD 800 5.000%
(2)
06/20/27
94 (54) 40
Koninklijke KPN NV Morgan Stanley 0.799% EUR 950 1.000%
(2)
06/20/27
1 8 9
Lennar Corp. Morgan Stanley 1.953% USD 1,100 5.000%
(2)
06/20/27
180 (34) 146
Navient Corp. Morgan Stanley 5.202% USD 428 5.000%
(2)
06/20/27
(1) (2) (3)
Nordstrom, Inc. Morgan Stanley 4.934% USD 200 1.000%
(2)
06/20/27
(22) (9) (31)
NRG Energy, Inc. Morgan Stanley 3.487% USD 510 5.000%
(2)
06/20/27
52 (20) 32
Occidental Petroleum Corp. Morgan Stanley 1.606% USD 563 1.000%
(2)
06/20/27
(6) (9) (15)
OI European Group BV Goldman Sachs 5.597% EUR 375 5.000%
(2)
06/20/27
6 (15) (9)
Prudential PLC Bank of America 1.371% EUR 300 1.000%
(2)
06/20/27
(11) 6 (5)
PulteGroup, Inc. Morgan Stanley 1.725% USD 377 5.000%
(2)
06/20/27
60 (6) 54
Renault Morgan Stanley 3.765% EUR 200 1.000%
(2)
06/20/27
(21) (3) (24)
Rexel USA Morgan Stanley 3.566% EUR 670 5.000%
(2)
06/20/27
89 (46) 43
Schaeffler AG Goldman Sachs 3.384% EUR 350 5.000%
(2)
06/20/27
48 (23) 25
Siemens AG Morgan Stanley 0.449% EUR 75 1.000%
(2)
06/20/25
2 (1) 1
Telecom Italia SpA Morgan Stanley 4.481% EUR 800 1.000%
(2)
06/20/27
(123) 3 (120)
Telefonica SA Morgan Stanley 0.568% EUR 250 1.000%
(2)
06/20/25
4 (1) 3
Tenet Healthcare Corp. Morgan Stanley 4.109% USD 250 5.000%
(2)
06/20/27
18 (9) 9
Tesco PLC Morgan Stanley 1.164% EUR 850 1.000%
(2)
06/20/27
3 (10) (7)
The Goodyear Tire & Rubber Co. Morgan Stanley 4.764% USD 100 5.000%
(2)
06/20/27
5 (5) —
Thyssenkrupp AG Barclays 4.709% EUR 150 1.000%
(2)
06/20/25
(12) (3) (15)
Thyssenkrupp AG Goldman Sachs 4.709% EUR 500 1.000%
(2)
06/20/25
(18) (32) (50)
T-Mobile US, Inc. Morgan Stanley 1.185% USD 350 5.000%
(2)
06/20/27
59 — 59
Toll Brothers Finance Corp. Morgan Stanley 2.345% USD 800 1.000%
(2)
06/20/27
(18) (28) (46)
U.S. Steel Corp. Morgan Stanley 5.484% USD 350 5.000%
(2)
06/20/27
16 (23) (7)
Valeo SA Morgan Stanley 2.992% EUR 250 1.000%
(2)
06/20/27
(21) (2) (23)
Vodafone Group PLC Morgan Stanley 0.437% EUR 375 1.000%
(2)
06/20/25 4 2 6
Total Open Corporate Issues - Sell Protection Contracts 1,118 (636) 482
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Morgan Stanley USD 12,910 5.000%
(2)
06/20/27
3 145 148
CDX NA High Yield Index Morgan Stanley USD 3,000 5.000%
(2)
12/20/26
179 (109) 70
iTraxx Europe Crossover Index Morgan Stanley EUR 16,350 5.000%
(2)
12/20/26
1,010 (863) 147

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
158 Unconstrained Total Return Fund
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Purchase Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
iTraxx Europe Crossover Index Morgan Stanley EUR 10,900 5.000%
(2)
06/20/27
633 (676) (43)
iTraxx Europe Crossover Index Series 37 Morgan Stanley EUR 351 5.000%
(2)
06/20/27 (15) 15 —
Total Open Credit Indices - Sell Protection Contracts 1,810 (1,488) 322
Total Open Credit Default Swap Contracts (å) 916 (382) 534
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 12, 214 $ —
$ —
$ 12, 214
International Debt — 19,313 —
—
19,313
Loan Agreements — — —
—
—
Non-US Bonds — 37, 667 138
—
37, 805
United States Government Treasuries — 19,448 —
—
19,448
Options Purchased 239 546 —
—
785
Short-Term Investments — 1,003 — 44,409 45,412
Total Investments
239 90 , 1 9 1 138 44,409 134, 97 7
Other Financial Instruments
Assets
Futures Contracts 2,60 6 — — — 2,60 6
Foreign Currency Exchange Contracts — 81 4 — — 81 4
Currency Swap Contracts — 1,254 — — 1,254
Interest Rate Swap Contracts — 7,027 — — 7,027
Credit Default Swap Contracts — 1,572 — — 1,572
Liabilities
Futures Contracts (5,31 1 ) — — — (5,31 1 )
Foreign Currency Exchange Contracts — (1,343) — — (1,343)
Currency Swap Contracts — (1,509) — — (1,509)
Interest Rate Swap Contracts — (8,291) — — (8,291)
Credit Default Swap Contracts — (1,038) — — (1,038)
Total Other Financial Instruments
*
$ (2,705) $ (1,514) $ — $ — $ (4,21 9 )
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 159
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2022, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2022, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
8,915
Austria ................................................................................................
768
Belgium ..............................................................................................
382
Brazil ..................................................................................................
872
Canada ................................................................................................
320
Cayman Islands ...................................................................................
726
Chile ...................................................................................................
517
China ..................................................................................................
265
Cyprus ................................................................................................
78
Denmark .............................................................................................
331
France .................................................................................................
4,799
Germany .............................................................................................
2,860
Greece ................................................................................................
81
Hong Kong ..........................................................................................
630
Iceland ................................................................................................
126
India ...................................................................................................
838
Ireland ................................................................................................
4,359
Italy ....................................................................................................
3,227
Japan ..................................................................................................
222
Jersey ..................................................................................................
139
Luxembourg ........................................................................................
2,057
Mauritius ............................................................................................
167
Mexico ................................................................................................
839
Netherlands ........................................................................................
4,092
Norway ................................................................................................
193
Poland .................................................................................................
312
Portugal ..............................................................................................
155
Spain ...................................................................................................
1,843
Sweden ................................................................................................
1,403
Switzerland .........................................................................................
1,455
Turkey .................................................................................................
1,046
United Kingdom ..................................................................................
7,297
United States .......................................................................................
83,663
Total Investments ................................................................................ 134,977

Russell Investment Company
Strategic Bond Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
160 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 78.9%
Asset-Backed Securities - 1.8%
BDS, Ltd.
Series 2022-FL11 Class ATS
2.100% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 11,123 10,818
Conseco Finance Corp.
Series 1996-4 Class M1
7.750% due 06/15/27 (~)(Ê) 510 506
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.640% due 04/25/47 8,010 7,393
Goldentree Loan Management US CLO
7, Ltd.
Series 2021-7A Class AR
3.780% due 04/20/34 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 4,156 4,016
GoodLeap Sustainable Home
Improvements
Series 2021-5CS Class A
2.310% due 10/20/48 (Þ) 3,942 3,399
GoodLeap Sustainable Home Solutions
Trust
Series 2022-1GS Class A
2.700% due 01/20/49 (Þ) 3,425 3,071
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 3,050 3,046
Greenwood Park CLO, Ltd.
Series 2018-1A Class A2
2.229% due 04/15/31 (USD 3 Month
LIBOR + 1.010%)(Ê)(Þ) 3,133 3,073
GSAA Home Equity Trust
Series 2006-S1 Class 2M2
5.850% due 08/25/34 (~)(Ê)(Þ) 448 474
Irwin Home Equity Loan Trust
Series 2006-1 Class 2A3
6.270% due 09/25/35 (~)(Ê)(Þ) 352 344
MF1 LLC
Series 2022-FL9 Class A
2.960% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 14,380 14,042
Mid-State Capital Corp. Trust
Series 2005-1 Class A
5.745% due 01/15/40 633 626
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 2,506 2,386
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 6,285 5,955
59,149
Corporate Bonds and Notes - 20.4%
3M Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.000% due 02/14/25 3,784 3,675
7-Eleven, Inc.
0.800% due 02/10/24 (Þ) 3,378 3,229
Abbott Laboratories
4.750% due 11/30/36 150 168
4.900% due 11/30/46 100 111
AbbVie, Inc.
Series WI
2.600% due 11/21/24 3,603 3,528
2.950% due 11/21/26 2,030 1,981
3.200% due 11/21/29 2,190 2,090
4.050% due 11/21/39 2,180 2,064
4.250% due 11/21/49 140 131
Air Lease Corp.
0.700% due 02/15/24 1,580 1,497
3.375% due 07/01/25 1,540 1,485
1.875% due 08/15/26 1,120 998
Aircastle , Ltd.
2.850% due 01/26/28 (Þ) 3,819 3,200
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/25 3,538 3,509
2.000% due 05/18/32 640 525
3.000% due 05/18/51 480 340
Ally Financial, Inc.
8.000% due 11/01/31 2,351 2,614
Alphabet, Inc.
1.900% due 08/15/40 110 83
2.250% due 08/15/60 220 153
Altria Group, Inc.
4.400% due 02/14/26 331 335
4.800% due 02/14/29 797 792
2.450% due 02/04/32 1,520 1,197
3.400% due 02/04/41 1,370 950
4.500% due 05/02/43 3,122 2,392
3.875% due 09/16/46 260 183
5.950% due 02/14/49 170 156
Amazon.com, Inc.
2.100% due 05/12/31 1,160 1,044
3.600% due 04/13/32 250 253
2.500% due 06/03/50 340 255
3.100% due 05/12/51 540 454
3.950% due 04/13/52 110 107
Series WI
5.200% due 12/03/25 3,301 3,499
3.875% due 08/22/37 270 272
4.250% due 08/22/57 110 109
American Airlines Group, Inc.
11.750% due 07/15/25 (Þ) 1,020 1,132
5.500% due 04/20/26 (Þ) 450 443

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 161
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
American Airlines, Inc. Pass-Through
Certificates Trust
Series 2017-1B Class B
4.950% due 02/15/25 550 508
American Express Co.
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 330 290
American International Group, Inc.
4.750% due 04/01/48 150 146
Series A-9
5.750% due 04/01/48 (USD 3 Month
LIBOR + 2.868%)(Ê) 3,581 3,273
American Tower Corp.
3.375% due 05/15/24 3,421 3,392
American Transmission Systems, Inc.
2.650% due 01/15/32 (Þ) 610 535
Americo Life, Inc.
3.450% due 04/15/31 (Þ) 430 359
AmFam Holdings, Inc.
2.805% due 03/11/31 (Þ) 450 388
3.833% due 03/11/51 (Þ) 370 302
Amgen, Inc.
4.400% due 05/01/45 180 174
Series WI
4.663% due 06/15/51 180 179
Aon Corp.
8.205% due 01/01/27 1,109 1,194
Apache Corp.
7.750% due 12/15/29 400 436
4.750% due 04/15/43 280 229
4.250% due 01/15/44 120 92
5.350% due 07/01/49 794 663
Apple, Inc.
4.500% due 02/23/36 3,219 3,532
2.650% due 05/11/50 730 573
Applied Materials, Inc.
5.100% due 10/01/35 3,049 3,379
Ares Capital Corp.
3.250% due 07/15/25 3,501 3,301
AT&T, Inc.
1.700% due 03/25/26 3,476 3,244
4.250% due 03/01/27 200 204
6.950% due 01/15/28 1,810 2,008
1.650% due 02/01/28 510 454
4.300% due 02/15/30 270 271
4.500% due 05/15/35 530 526
4.800% due 06/15/44 251 240
4.350% due 06/15/45 47 43
3.300% due 02/01/52 50 38
3.500% due 02/01/61 600 455
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.550% due 12/01/33 120 102
6.375% due 03/01/41 140 161
3.500% due 09/15/53 910 719
3.550% due 09/15/55 150 117
3.800% due 12/01/57 860 697
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 610 605
Bank of America Corp.
3.841% due 04/25/25 (SOFR +
1.110%)(Ê) 280 279
4.376% due 04/27/28 (SOFR +
1.580%)(Ê) 780 783
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 2,400 2,088
2.299% due 07/21/32 (SOFR +
1.220%)(Ê) 1,330 1,117
2.572% due 10/20/32 (SOFR +
1.210%)(Ê) 1,090 934
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 1,230 1,238
5.015% due 07/22/33 (SOFR +
2.160%)(Ê) 650 678
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 1,620 1,310
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 1,140 941
Series GMTN
3.500% due 04/19/26 200 199
Series MTN
4.000% due 01/22/25 120 120
4.450% due 03/03/26 160 162
4.271% due 07/23/29 (USD 3 Month
LIBOR + 1.310%)(Ê) 400 398
3.974% due 02/07/30 (USD 3 Month
LIBOR + 1.210%)(Ê) 70 68
2.884% due 10/22/30 (USD 3 Month
LIBOR + 1.190%)(Ê) 200 181
1.922% due 10/24/31 (SOFR +
1.370%)(Ê) 3,150 2,596
2.676% due 06/19/41 (SOFR +
1.930%)(Ê) 310 234
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 60 57
4.083% due 03/20/51 (USD 3 Month
LIBOR + 3.150%)(Ê) 870 790
BAT Capital Corp.
Series WI
3.557% due 08/15/27 910 851
Becton Dickinson and Co.
3.363% due 06/06/24 3,871 3,844
4.685% due 12/15/44 79 79
Bed Bath & Beyond, Inc.
3.749% due 08/01/24 950 391
Berkshire Hathaway Energy Co.
Series WI

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
162 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 02/01/25 2,864 2,884
Berkshire Hathaway Finance Corp.
4.200% due 08/15/48 3,197 3,147
Berkshire Hathaway, Inc.
4.500% due 02/11/43 3,163 3,221
Berry Global, Inc.
Series WI
0.950% due 02/15/24 3,389 3,219
Berry Petroleum Corp.
7.000% due 02/15/26 (Þ) 690 648
BlackRock TCP Capital Corp.
3.900% due 08/23/24 3,732 3,609
Blackstone Holdings Finance Co. LLC
3.200% due 01/30/52 (Þ) 700 525
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 300 283
Boardwalk Pipelines, LP
5.950% due 06/01/26 1,495 1,571
4.800% due 05/03/29 1,963 1,936
Boeing Co. (The)
4.875% due 05/01/25 800 812
2.196% due 02/04/26 2,900 2,700
2.700% due 02/01/27 140 129
2.800% due 03/01/27 150 138
3.200% due 03/01/29 700 633
5.150% due 05/01/30 700 707
3.250% due 02/01/35 300 245
5.705% due 05/01/40 590 587
3.750% due 02/01/50 170 129
5.805% due 05/01/50 1,430 1,421
3.950% due 08/01/59 1,030 746
5.930% due 05/01/60 120 119
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 300 290
BP Capital Markets America, Inc.
3.000% due 02/24/50 1,830 1,409
Brightsphere Investment Group, Inc.
4.800% due 07/27/26 160 148
Bristol-Myers Squibb Co.
2.350% due 11/13/40 110 85
Series WI
3.900% due 02/20/28 1,305 1,339
Broadcom, Inc.
3.187% due 11/15/36 (Þ) 1,030 825
Brown & Brown, Inc.
4.200% due 09/15/24 3,753 3,756
Buckeye Partners, LP
3.950% due 12/01/26 529 493
5.850% due 11/15/43 236 172
Burlington Northern Santa Fe LLC
4.400% due 03/15/42 340 338
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cameron LNG LLC
3.701% due 01/15/39 (Þ) 130 113
Capital One Financial Corp.
4.250% due 04/30/25 3,444 3,468
Carlyle Holdings II Finance LLC
5.625% due 03/30/43 (Þ) 2,589 2,502
Carrier Global Corp.
Series WI
2.700% due 02/15/31 20 18
3.577% due 04/05/50 110 87
CBL & Associated Properties, Inc.
5.250% due 12/01/23 (Æ)(Ø)(Š) 400 —
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.500% due 08/15/30 (Þ) 50 44
Series WI
4.500% due 05/01/32 800 692
Centene Corp.
Series WI
4.250% due 12/15/27 280 275
4.625% due 12/15/29 380 375
3.375% due 02/15/30 620 563
CenterPoint Energy Houston Electric
LLC
4.500% due 04/01/44 550 552
CenturyLink, Inc.
Series G
6.875% due 01/15/28 253 233
Charles Schwab Corp. (The)
2.000% due 03/20/28 270 249
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 890 753
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
2.250% due 01/15/29 810 691
5.050% due 03/30/29 460 458
3.500% due 06/01/41 730 534
3.500% due 03/01/42 260 190
5.750% due 04/01/48 1,100 1,014
5.250% due 04/01/53 970 849
3.850% due 04/01/61 230 157
3.950% due 06/30/62 520 364
5.500% due 04/01/63 400 350
Series WI
4.908% due 07/23/25 3,513 3,560
3.750% due 02/15/28 10 9
6.384% due 10/23/35 70 74
6.484% due 10/23/45 60 60
6.834% due 10/23/55 80 83
Cheniere Corpus Christi Holdings LLC

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 163
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
5.125% due 06/30/27 3,187 3,241
Cheniere Energy Partners, LP
Series WI
3.250% due 01/31/32 550 480
Chesapeake Energy Corp.
5.500% due 02/01/26 (Þ) 480 481
Chevron Corp.
1.554% due 05/11/25 3,735 3,593
0.687% due 08/12/25 3,875 3,601
2.343% due 08/12/50 470 343
CHS/Community Health Systems, Inc.
6.875% due 04/15/29 (Þ) 510 283
Cigna Corp.
2.400% due 03/15/30 370 331
3.200% due 03/15/40 990 831
Series WI
4.375% due 10/15/28 1,450 1,480
4.800% due 08/15/38 790 805
Cimarex Energy Co.
4.375% due 03/15/29 500 435
Cintas Corp. No. 2
3.700% due 04/01/27 220 222
Cisco Systems, Inc.
3.625% due 03/04/24 2,347 2,372
CIT Bank NA
Series BKNT
2.969% due 09/27/25 (CME Term
SOFR 3 Month + 1.715%)(Ê) 2,270 2,186
Citigroup, Inc.
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 340 331
3.980% due 03/20/30 (USD 3 Month
LIBOR + 1.338%)(Ê) 300 290
2.976% due 11/05/30 (SOFR +
1.422%)(Ê) 820 740
4.412% due 03/31/31 (SOFR +
3.914%)(Ê) 670 663
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 340 296
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 2,220 1,907
2.520% due 11/03/32 (SOFR +
1.177%)(Ê) 860 732
3.785% due 03/17/33 (SOFR +
1.939%)(Ê) 1,720 1,622
4.910% due 05/24/33 (SOFR +
2.086%)(Ê) 940 968
8.125% due 07/15/39 1,095 1,487
6.675% due 09/13/43 2,774 3,290
4.650% due 07/23/48 85 84
Series Y
4.150% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 930 819
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Clorox Co. (The)
1.800% due 05/15/30 770 653
Coca-Cola Co. (The)
1.375% due 03/15/31 180 153
4.125% due 03/25/40 330 325
Comcast Corp.
3.700% due 04/15/24 3,381 3,408
3.400% due 04/01/30 400 389
4.250% due 10/15/30 330 339
7.050% due 03/15/33 530 654
3.250% due 11/01/39 180 154
3.750% due 04/01/40 70 64
3.400% due 07/15/46 50 42
4.000% due 03/01/48 320 292
Series WI
2.887% due 11/01/51 753 565
2.937% due 11/01/56 109 80
2.987% due 11/01/63 334 239
CommonSpirit Health
2.782% due 10/01/30 320 281
4.350% due 11/01/42 50 46
3.910% due 10/01/50 320 259
Commonwealth Edison Co.
6.450% due 01/15/38 440 531
Consumers Energy Co.
2.500% due 05/01/60 110 75
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 330 298
2.875% due 04/01/32 (Þ) 470 383
Series WI
4.375% due 01/15/28 910 876
Corning, Inc.
3.900% due 11/15/49 140 116
Costco Wholesale Corp.
2.750% due 05/18/24 3,237 3,217
Coterra Energy, Inc.
4.375% due 06/01/24 (Þ) 650 650
3.900% due 05/15/27 (Þ) 830 809
4.375% due 03/15/29 (Þ) 860 858
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 356 384
CVS Health Corp.
3.625% due 04/01/27 150 150
4.300% due 03/25/28 371 377
3.250% due 08/15/29 385 363
3.750% due 04/01/30 140 136
2.125% due 09/15/31 640 543
4.780% due 03/25/38 960 961
4.125% due 04/01/40 180 166
2.700% due 08/21/40 690 525

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
164 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.125% due 07/20/45 180 183
5.050% due 03/25/48 250 254
Danaher Corp.
2.800% due 12/10/51 380 292
DCP Midstream Operating, LP
8.125% due 08/16/30 303 330
3.250% due 02/15/32 430 370
6.450% due 11/03/36 (Þ) 323 322
5.600% due 04/01/44 173 150
Series A
7.375% due 12/31/99 (USD 3 Month
LIBOR + 5.148%)(Ê)(ƒ) 310 281
Dell International LLC / EMC Corp.
Series WI
8.100% due 07/15/36 270 329
Delta Air Lines, Inc.
2.900% due 10/28/24 834 793
7.000% due 05/01/25 (Þ) 900 940
7.375% due 01/15/26 290 305
3.750% due 10/28/29 70 61
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.500% due 10/20/25 (Þ) 860 849
4.750% due 10/20/28 (Þ) 1,870 1,827
Devon Energy Corp.
5.850% due 12/15/25 450 471
7.875% due 09/30/31 20 24
5.600% due 07/15/41 340 349
5.000% due 06/15/45 1,070 1,032
Series WI
5.250% due 10/15/27 91 92
5.875% due 06/15/28 519 531
4.500% due 01/15/30 790 766
DH Europe Finance II SARL
2.600% due 11/15/29 2,992 2,773
Diamondback Energy, Inc.
3.500% due 12/01/29 1,090 1,029
4.400% due 03/24/51 510 456
DISH DBS Corp.
5.750% due 12/01/28 (Þ) 640 519
DISH Network Corp.
2.375% due 03/15/24 1,100 979
Dominion Energy, Inc.
Series C
3.375% due 04/01/30 310 295
DPL, Inc.
Series AI
4.350% due 04/15/29 499 459
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 477 522
Duke Energy Carolinas LLC
6.100% due 06/01/37 660 741
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Duke Energy Indiana LLC
Series YYY
3.250% due 10/01/49 290 232
Duke Energy Ohio, Inc.
3.650% due 02/01/29 140 137
2.125% due 06/01/30 100 87
eBay, Inc.
2.600% due 05/10/31 270 232
Edison International
4.950% due 04/15/25 510 517
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 680 586
Series B
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.901%)(Ê)(ƒ) 400 337
El Paso Natural Gas Co. LLC
7.500% due 11/15/26 1,170 1,311
Elevance Health, Inc.
3.500% due 08/15/24 3,170 3,167
4.101% due 03/01/28 160 162
4.100% due 05/15/32 1,170 1,182
4.375% due 12/01/47 80 77
Embarq Corp.
7.995% due 06/01/36 313 257
Enable Midstream Partners, LP
Series WI
3.900% due 05/15/24 1,246 1,239
Enbridge Energy Partners, LP
7.375% due 10/15/45 2,006 2,488
Energy Transfer, LP
4.500% due 04/15/24 1,100 1,104
2.900% due 05/15/25 100 96
5.500% due 06/01/27 860 888
3.750% due 05/15/30 570 529
5.300% due 04/01/44 50 45
6.125% due 12/15/45 270 267
6.250% due 04/15/49 120 120
Series 10Y
4.950% due 06/15/28 160 161
Series B
6.625% due 12/31/99 (USD 3 Month
LIBOR + 4.155%)(Ê)(ƒ) 440 335
Series F
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 830 722
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 2,860 2,574
Series H

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 165
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 400 363
EnLink Midstream LLC
5.625% due 01/15/28 (Þ) 810 786
EnLink Midstream Partners, LP
5.050% due 04/01/45 347 256
5.450% due 06/01/47 93 71
Enterprise Products Operating LLC
4.150% due 10/16/28 480 483
2.800% due 01/31/30 380 345
7.550% due 04/15/38 40 48
5.700% due 02/15/42 140 148
4.850% due 03/15/44 340 326
3.700% due 01/31/51 650 541
3.300% due 02/15/53 70 55
3.950% due 01/31/60 250 205
5.375% due 02/15/78 (USD 3 Month
LIBOR + 2.570%)(Ê) 1,590 1,274
Series D
6.875% due 03/01/33 770 912
Series E
5.250% due 08/16/77 (USD 3 Month
LIBOR + 3.033%)(Ê) 3,381 2,923
EOG Resources, Inc.
4.375% due 04/15/30 610 634
4.950% due 04/15/50 150 161
EPR Properties Co.
4.500% due 06/01/27 3,000 2,786
EQM Midstream Partners, LP
7.500% due 06/01/27 (Þ) 500 511
Series 10Y
5.500% due 07/15/28 375 355
Series 30Y
6.500% due 07/15/48 399 335
EQT Corp.
3.125% due 05/15/26 (Þ) 250 240
3.900% due 10/01/27 510 496
7.000% due 02/01/30 430 471
3.625% due 05/15/31 (Þ) 110 101
Equifax, Inc.
2.350% due 09/15/31 1,120 935
Equities Corp.
6.125% due 02/01/25 910 948
Exelon Corp.
4.950% due 06/15/35 2,200 2,250
Extra Space Storage, LP
3.900% due 04/01/29 640 614
Exxon Mobil Corp.
2.992% due 03/19/25 3,591 3,577
3.482% due 03/19/30 200 198
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.227% due 03/19/40 500 493
4.114% due 03/01/46 250 240
4.327% due 03/19/50 60 60
3.452% due 04/15/51 110 95
Fidelity & Guaranty Life Holdings, Inc.
5.500% due 05/01/25 (Þ) 150 154
Fifth Third Bancorp
3.650% due 01/25/24 3,679 3,677
FirstEnergy Corp.
2.050% due 03/01/25 161 153
Series B
3.900% due 07/15/27 60 59
2.250% due 09/01/30 371 314
Series C
4.850% due 07/15/47 295 264
3.400% due 03/01/50 578 432
FirstEnergy Transmission LLC
4.350% due 01/15/25 (Þ) 351 349
Florida Gas Transmission Co. LLC
2.300% due 10/01/31 (Þ) 1,510 1,264
Florida Power & Light Co.
3.150% due 10/01/49 150 125
Ford Holdings LLC
9.300% due 03/01/30 266 300
Ford Motor Co.
4.346% due 12/08/26 583 573
3.250% due 02/12/32 500 417
4.750% due 01/15/43 526 433
7.400% due 11/01/46 49 50
5.291% due 12/08/46 172 148
Ford Motor Credit Co. LLC
2.300% due 02/10/25 850 797
5.125% due 06/16/25 200 199
2.700% due 08/10/26 470 427
4.950% due 05/28/27 900 884
4.125% due 08/17/27 480 455
5.113% due 05/03/29 1,014 986
4.000% due 11/13/30 200 177
Series GMTN
4.389% due 01/08/26 281 274
Fortinet, Inc.
2.200% due 03/15/31 420 349
Fox Corp.
Series WI
5.476% due 01/25/39 370 379
Freeport-McMoRan, Inc.
5.400% due 11/14/34 610 609
Frontier Communications Corp.
Series E
6.860% due 02/01/28 367 349
FS KKR Capital Corp.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
166 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.400% due 01/15/26 4,006 3,648
GE Capital International Funding Co.,
ULC
Series WI
4.418% due 11/15/35 551 544
General Dynamics Corp.
3.250% due 04/01/25 3,661 3,669
3.625% due 04/01/30 370 369
4.250% due 04/01/40 650 652
4.250% due 04/01/50 80 80
General Electric Co.
Series MTNA
6.750% due 03/15/32 54 63
General Motors Co.
5.400% due 10/02/23 180 183
6.125% due 10/01/25 660 694
5.600% due 10/15/32 1,960 1,957
6.250% due 10/02/43 450 443
6.750% due 04/01/46 230 237
Genting New York LLC
3.300% due 02/15/26 (Þ) 1,410 1,282
Georgia Power Co.
Series A
2.200% due 09/15/24 3,322 3,220
Gilead Sciences, Inc.
5.650% due 12/01/41 190 212
GlaxoSmithKline Capital PLC
3.625% due 05/15/25 3,493 3,540
Global Marine, Inc.
7.000% due 06/01/28 554 263
GLP Capital, LP / GLP Financing II, Inc.
5.375% due 04/15/26 1,167 1,158
5.300% due 01/15/29 1,806 1,783
Goldman Sachs Group, Inc. (The)
4.250% due 10/21/25 510 516
3.500% due 11/16/26 200 196
3.615% due 03/15/28 (SOFR +
1.846%)(Ê) 2,200 2,137
3.814% due 04/23/29 (USD 3 Month
LIBOR + 1.158%)(Ê) 550 533
4.223% due 05/01/29 (USD 3 Month
LIBOR + 1.301%)(Ê) 120 119
3.800% due 03/15/30 1,450 1,391
2.650% due 10/21/32 (SOFR +
1.264%)(Ê) 1,230 1,058
5.150% due 05/22/45 450 450
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 2,740 2,312
Golub Capital BDC, Inc.
3.375% due 04/15/24 3,892 3,761
H.B. Fuller Co.
4.000% due 02/15/27 229 213
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Halliburton Co.
5.000% due 11/15/45 90 87
Hawaiian Brand Intellectual Property,
Ltd. / HawaiianMiles Loyalty, Ltd.
5.750% due 01/20/26 (Þ) 2,770 2,693
HCA, Inc.
7.690% due 06/15/25 322 346
5.125% due 06/15/39 160 152
Hershey Co. (The)
1.700% due 06/01/30 460 400
Hexcel Corp.
4.700% due 08/15/25 437 433
Hillenbrand, Inc.
4.500% due 09/15/26 242 235
Home Depot, Inc. (The)
2.500% due 04/15/27 3,952 3,838
2.700% due 04/15/30 230 216
3.300% due 04/15/40 150 133
3.350% due 04/15/50 340 291
Howmet Aerospace, Inc.
5.125% due 10/01/24 192 193
5.950% due 02/01/37 437 434
HSBC Holdings PLC
7.200% due 07/15/97 2,189 2,763
Humana, Inc.
4.500% due 04/01/25 80 81
8.150% due 06/15/38 2,243 2,941
4.625% due 12/01/42 150 145
4.950% due 10/01/44 90 91
Intel Corp.
2.800% due 08/12/41 370 296
3.200% due 08/12/61 530 398
Intercontinental Exchange, Inc.
4.600% due 03/15/33 1,270 1,311
4.950% due 06/15/52 170 175
International Business Machines Corp.
3.625% due 02/12/24 3,176 3,189
International Paper Co.
8.700% due 06/15/38 1,225 1,605
Invitation Homes, Inc.
4.150% due 04/15/32 990 928
JC Penney Corp., Inc.
7.400% due 04/01/37 (Æ)(Ø)(Š) 250 —
Jefferies Financial Group, Inc.
6.625% due 10/23/43 3,000 2,977
Jefferies Group LLC
6.500% due 01/20/43 2,635 2,663
Johnson & Johnson
2.100% due 09/01/40 260 200
2.450% due 09/01/60 360 260
JPMorgan Chase & Co.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 167
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.203% due 07/23/29 (USD 3 Month
LIBOR + 1.260%)(Ê) 50 49
4.452% due 12/05/29 (USD 3 Month
LIBOR + 1.330%)(Ê) 230 230
8.750% due 09/01/30 800 1,000
2.739% due 10/15/30 (SOFR +
1.510%)(Ê) 490 439
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 170 149
2.956% due 05/13/31 (SOFR +
2.515%)(Ê) 1,070 957
1.953% due 02/04/32 (SOFR +
1.065%)(Ê) 1,670 1,388
2.580% due 04/22/32 (SOFR +
1.250%)(Ê) 1,110 963
2.545% due 11/08/32 (SOFR +
1.180%)(Ê) 300 258
4.586% due 04/26/33 (SOFR +
1.800%)(Ê) 990 1,002
4.950% due 06/01/45 620 623
4.260% due 02/22/48 (USD 3 Month
LIBOR + 1.580%)(Ê) 390 368
3.109% due 04/22/51 (SOFR +
2.440%)(Ê) 160 122
3.328% due 04/22/52 (SOFR +
1.580%)(Ê) 940 751
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 900 824
Kaiser Foundation Hospitals
4.150% due 05/01/47 130 123
Series 2019
3.266% due 11/01/49 90 73
Series 2021
2.810% due 06/01/41 330 261
3.002% due 06/01/51 70 54
Kimco Realty Corp.
2.250% due 12/01/31 990 823
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 2,904 3,347
5.500% due 03/01/44 40 39
5.400% due 09/01/44 30 29
Kinder Morgan, Inc.
4.300% due 06/01/25 290 292
5.550% due 06/01/45 310 310
5.050% due 02/15/46 170 159
Kite Realty Group Trust
4.000% due 03/15/25 3,259 3,202
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 50 51
3.250% due 12/15/51 (Þ) 130 98
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 350 342
KLA Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.650% due 07/15/32 410 439
4.950% due 07/15/52 80 86
Kraft Heinz Foods Co.
Series WI
3.000% due 06/01/26 3,495 3,384
Kroger Co. (The)
3.500% due 02/01/26 3,209 3,214
Kyndryl Holdings, Inc.
3.150% due 10/15/31 (Þ) 1,080 808
4.100% due 10/15/41 (Þ) 910 605
L Brands, Inc.
7.600% due 07/15/37 65 55
L3Harris Technologies, Inc.
2.900% due 12/15/29 1,160 1,064
Laboratory Corp. of America Holdings
3.250% due 09/01/24 3,848 3,820
Lam Research Corp.
1.900% due 06/15/30 410 359
2.875% due 06/15/50 210 165
Las Vegas Sands Corp.
3.200% due 08/08/24 1,390 1,350
2.900% due 06/25/25 3,240 3,036
Lehman Brothers Holdings, Inc.
7.000% due 09/27/27 (Æ)(Ø) 734 3
6.875% due 05/02/49 (Æ)(Ø) 681 2
6.625% due 12/31/49 (Æ)(Ø) 455 2
Lennar Corp.
4.500% due 04/30/24 3,666 3,679
Series WI
5.000% due 06/15/27 20 20
4.750% due 11/29/27 70 71
Lennox International, Inc.
1.700% due 08/01/27 400 355
Liberty Interactive LLC
8.250% due 02/01/30 294 188
Liberty Mutual Group, Inc.
7.800% due 03/15/37 (Þ) 218 253
Lithia Motors, Inc.
4.625% due 12/15/27 (Þ) 320 305
3.875% due 06/01/29 (Þ) 460 409
Lockheed Martin Corp.
1.850% due 06/15/30 520 462
3.900% due 06/15/32 390 402
4.500% due 05/15/36 100 105
4.150% due 06/15/53 140 137
4.300% due 06/15/62 260 256
Series B
6.150% due 09/01/36 2,696 3,251
Lowe's Cos., Inc.
2.500% due 04/15/26 3,551 3,437
4.500% due 04/15/30 210 215

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
168 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.700% due 10/15/30 360 302
2.800% due 09/15/41 370 283
3.000% due 10/15/50 530 393
M&T Bank Corp.
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.679%)(Ê)(ƒ) 110 90
Macy's Retail Holdings, Inc.
4.500% due 12/15/34 508 368
6.375% due 03/15/37 50 39
Magallanes, Inc.
4.279% due 03/15/32 (Þ) 450 420
5.050% due 03/15/42 (Þ) 2,520 2,238
5.141% due 03/15/52 (Þ) 2,550 2,245
Main Street Capital Corp.
5.200% due 05/01/24 3,798 3,801
Markel Corp.
5.000% due 05/20/49 2,599 2,535
Mars, Inc.
2.375% due 07/16/40 (Þ) 740 563
Marsh & McLennan Cos., Inc.
3.875% due 03/15/24 3,028 3,044
2.375% due 12/15/31 700 612
Massachusetts Mutual Life Insurance Co.
3.375% due 04/15/50 (Þ) 520 407
Mastercard , Inc.
3.850% due 03/26/50 380 367
Mattel, Inc.
6.200% due 10/01/40 353 346
McDonald's Corp.
Series MTN
3.500% due 07/01/27 3,889 3,888
3.600% due 07/01/30 310 305
4.450% due 03/01/47 300 293
4.450% due 09/01/48 300 299
3.625% due 09/01/49 60 52
4.200% due 04/01/50 200 191
MDC Holdings, Inc.
2.500% due 01/15/31 400 298
6.000% due 01/15/43 260 221
Merck & Co., Inc.
2.350% due 06/24/40 160 125
Micron Technology, Inc.
2.703% due 04/15/32 450 374
Microsoft Corp.
3.450% due 08/08/36 330 329
2.525% due 06/01/50 920 717
2.921% due 03/17/52 200 167
Mid-America Apartments, LP
3.750% due 06/15/24 3,188 3,180
MidAmerican Energy Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.650% due 04/15/29 160 160
3.150% due 04/15/50 370 300
Midwest Connector Capital Co. LLC
3.900% due 04/01/24 (Þ) 2,885 2,838
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets, Ltd.
6.500% due 06/20/27 (Þ) 1,180 1,192
Molson Coors Beverage Co.
4.200% due 07/15/46 160 140
Mondelez International, Inc.
1.875% due 10/15/32 3,796 3,101
2.625% due 09/04/50 190 136
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 130 124
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 220 200
2.484% due 09/16/36 (SOFR +
1.360%)(Ê) 1,690 1,367
5.297% due 04/20/37 (SOFR +
2.620%)(Ê) 510 514
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 1,240 1,028
Series GMTN
4.431% due 01/23/30 (USD 3 Month
LIBOR + 1.628%)(Ê) 40 40
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 670 565
Series MTN
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 270 257
1.794% due 02/13/32 (SOFR +
1.034%)(Ê) 280 229
2.511% due 10/20/32 (SOFR +
1.200%)(Ê) 610 524
Motiva Enterprises LLC
6.850% due 01/15/40 (Þ) 3,237 3,205
MPLX, LP
4.800% due 02/15/29 280 282
4.500% due 04/15/38 520 473
4.700% due 04/15/48 150 131
Series 0006
5.200% due 03/01/47 150 140
MPT Operating Partnership, LP / MPT
Finance Corp.
5.000% due 10/15/27 90 87
4.625% due 08/01/29 120 112
Murphy Oil Corp.
7.050% due 05/01/29 30 29
5.875% due 12/01/42 289 227
Nasdaq, Inc.
2.500% due 12/21/40 280 200
Navient Corp.
Series MTN
5.625% due 08/01/33 460 357

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 169
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NBCUniversal Media LLC
4.450% due 01/15/43 19 18
Nestle Holdings, Inc.
0.606% due 09/14/24 (Þ) 3,619 3,427
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 480 408
4.450% due 05/15/69 (Þ) 180 161
Newell Brands, Inc.
4.200% due 04/01/26 550 543
5.375% due 04/01/36 118 108
5.500% due 04/01/46 134 115
NextEra Energy Capital Holdings, Inc.
4.625% due 07/15/27 3,142 3,260
NextEra Energy Operating Partners, LP
4.250% due 07/15/24 (Þ) 190 188
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 2,298 2,568
Northrop Grumman Corp.
5.150% due 05/01/40 570 603
5.050% due 11/15/40 60 62
5.250% due 05/01/50 120 132
Series 000N
4.030% due 10/15/47 480 451
Series F0TZ
3.250% due 01/15/28 3,268 3,201
Northwest Pipeline LLC
7.125% due 12/01/25 990 1,069
Series WI
4.000% due 04/01/27 380 376
Northwestern Mutual Life Insurance Co.
(The)
3.450% due 03/30/51 (Þ) 1,510 1,193
3.625% due 09/30/59 (Þ) 280 218
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 1,250 1,102
Nuveen LLC
4.000% due 11/01/28 (Þ) 400 400
NVIDIA Corp.
3.500% due 04/01/40 100 91
3.500% due 04/01/50 10 9
3.700% due 04/01/60 80 72
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 3,615 3,161
Occidental Petroleum Corp.
2.900% due 08/15/24 605 600
8.000% due 07/15/25 410 451
5.550% due 03/15/26 350 360
3.400% due 04/15/26 212 202
3.500% due 08/15/29 421 396
7.500% due 05/01/31 155 180
6.450% due 09/15/36 539 599
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.950% due 06/15/39 170 195
6.200% due 03/15/40 572 586
4.500% due 07/15/44 175 146
4.625% due 06/15/45 200 170
6.600% due 03/15/46 110 122
4.400% due 04/15/46 204 173
4.100% due 02/15/47 50 40
Oceaneering International, Inc.
6.000% due 02/01/28 473 411
Office Properties Income Trust
2.400% due 02/01/27 3,857 3,063
Old Republic International Corp.
4.875% due 10/01/24 3,149 3,188
Omega Healthcare Investors, Inc.
3.250% due 04/15/33 4,263 3,349
Oncor Electric Delivery Co. LLC
4.150% due 06/01/32 (Þ) 170 177
3.100% due 09/15/49 230 187
Oracle Corp.
3.900% due 05/15/35 3,643 3,133
4.000% due 07/15/46 1,020 789
3.950% due 03/25/51 40 31
Otis Worldwide Corp.
Series WI
2.565% due 02/15/30 220 197
Ovintiv , Inc.
6.500% due 08/15/34 36 39
5.150% due 11/15/41 283 257
Owl Rock Capital Corp.
2.875% due 06/11/28 4,137 3,383
Pacific Gas and Electric Co.
4.250% due 08/01/23 530 532
2.100% due 08/01/27 260 222
3.000% due 06/15/28 300 264
2.500% due 02/01/31 160 128
3.300% due 08/01/40 60 44
4.750% due 02/15/44 230 184
4.950% due 07/01/50 210 174
3.500% due 08/01/50 70 50
Pactiv LLC
7.950% due 12/15/25 202 180
8.375% due 04/15/27 125 108
Park-Ohio Industries, Inc.
Series WI
6.625% due 04/15/27 370 295
Parsley Energy LLC / Parsley Finance
Corp.
4.125% due 02/15/28 (Þ) 50 47
PayPal Holdings, Inc.
4.400% due 06/01/32 760 788

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
170 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 06/01/50 190 150
5.050% due 06/01/52 90 94
PepsiCo, Inc.
2.625% due 03/19/27 3,301 3,232
1.625% due 05/01/30 30 26
3.900% due 07/18/32 450 465
Pfizer, Inc.
2.550% due 05/28/40 110 90
PG&E Wildfire Recovery Funding LLC
Series A-3
5.081% due 06/01/41 310 319
Series A-4
5.212% due 12/01/47 150 158
Series A-5
5.099% due 06/01/52 40 43
Philip Morris International, Inc.
3.250% due 11/10/24 3,543 3,518
2.100% due 05/01/30 300 249
1.750% due 11/01/30 790 629
Pioneer Natural Resources Co.
2.150% due 01/15/31 1,000 856
Plains All American Pipeline, LP / PAA
Finance Corp.
Series WI
6.700% due 05/15/36 50 52
Procter & Gamble Co. (The)
2.800% due 03/25/27 3,312 3,272
3.000% due 03/25/30 260 255
1.200% due 10/29/30 180 153
Progress Energy, Inc.
7.750% due 03/01/31 2,142 2,559
Prologis, LP
1.250% due 10/15/30 680 560
Prospect Capital Corp.
3.706% due 01/22/26 3,827 3,446
QUALCOMM, Inc.
4.250% due 05/20/32 370 391
4.500% due 05/20/52 140 144
Range Resources Corp.
Series WI
4.875% due 05/15/25 360 359
8.250% due 01/15/29 100 107
Raymond James Financial, Inc.
3.750% due 04/01/51 350 294
Raytheon Technologies Corp.
4.625% due 11/16/48 420 424
Series WI
3.200% due 03/15/24 3,032 3,026
Republic Services, Inc.
0.875% due 11/15/25 4,032 3,673
3.375% due 11/15/27 1,080 1,055
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 600 488
Roche Holdings, Inc.
2.132% due 03/10/25 (Þ) 3,329 3,256
Rocket Mortgage LLC / Rocket Mortgage
Co-Issuer, Inc.
2.875% due 10/15/26 (Þ) 500 442
Rockies Express Pipeline LLC
3.600% due 05/15/25 (Þ) 98 91
4.950% due 07/15/29 (Þ) 289 254
4.800% due 05/15/30 (Þ) 300 252
6.875% due 04/15/40 (Þ) 117 99
Royal Caribbean Cruises, Ltd.
3.700% due 03/15/28 275 190
S&P Global, Inc.
1.250% due 08/15/30 140 116
3.250% due 12/01/49 90 74
Sabra Health Care, LP
Series WI
5.125% due 08/15/26 3,498 3,438
Safeway, Inc.
7.250% due 02/01/31 356 350
Salesforce.com, Inc.
1.950% due 07/15/31 190 169
2.900% due 07/15/51 480 384
3.050% due 07/15/61 300 235
San Diego Gas & Electric Co.
Series RRR
3.750% due 06/01/47 370 326
Series VVV
1.700% due 10/01/30 670 570
Santander Holdings USA, Inc.
Series FXD
3.500% due 06/07/24 1,456 1,441
Series WI
3.244% due 10/05/26 1,550 1,470
4.400% due 07/13/27 808 789
Seagate HDD Cayman
5.750% due 12/01/34 164 148
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 300 321
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 3,698 3,122
Senior Housing Properties Trust
4.750% due 05/01/24 440 401
Service Properties Trust
4.350% due 10/01/24 418 374
4.375% due 02/15/30 565 413
Sherwin-Williams Co. (The)
2.300% due 05/15/30 3,826 3,329

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 171
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Simon Property Group, LP
3.500% due 09/01/25 320 319
Southern California Edison Co.
2.250% due 06/01/30 790 683
3.650% due 02/01/50 320 255
Series C
4.125% due 03/01/48 470 407
Series G
2.500% due 06/01/31 280 243
Southern Co. (The)
Series 21-A
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 3,978 3,506
Southwest Airlines Co.
5.250% due 05/04/25 130 134
Southwestern Energy Co.
4.750% due 02/01/32 290 270
Spectra Energy Partners, LP
4.750% due 03/15/24 2,787 2,823
Sprint Capital Corp.
6.875% due 11/15/28 790 887
8.750% due 03/15/32 761 985
Starbucks Corp.
2.550% due 11/15/30 3,760 3,350
Stryker Corp.
3.375% due 05/15/24 3,502 3,502
Sunoco Logistics Partners Operations,
LP
3.900% due 07/15/26 330 321
SVB Financial Group
4.570% due 04/29/33 (SOFR +
1.967%)(Ê) 1,510 1,462
Synchrony Financial
5.150% due 03/19/29 2,751 2,647
Targa Resources Corp.
5.200% due 07/01/27 740 754
4.200% due 02/01/33 770 723
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
5.500% due 03/01/30 230 227
4.875% due 02/01/31 820 771
4.000% due 01/15/32 470 420
Target Corp.
3.375% due 04/15/29 390 387
TCI Communications, Inc.
7.875% due 02/15/26 2,358 2,677
TD SYNNEX Corp.
Series WI
1.250% due 08/09/24 1,630 1,530
Teachers Insurance & Annuity
Association of America
4.375% due 09/15/54 (USD 3 Month
LIBOR + 2.661%)(Ê)(Þ) 200 197
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tenet Healthcare Corp.
6.875% due 11/15/31 255 246
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 1,640 1,460
Texas Instruments, Inc.
2.250% due 09/04/29 300 277
1.750% due 05/04/30 270 239
3.875% due 03/15/39 400 392
Thermo Fisher Scientific, Inc.
5.300% due 02/01/44 2,813 3,172
Time Warner Cable LLC
6.550% due 05/01/37 320 334
7.300% due 07/01/38 960 1,038
6.750% due 06/15/39 70 71
5.500% due 09/01/41 2,500 2,265
Time Warner Entertainment Co., LP
8.375% due 07/15/33 340 405
T-Mobile USA, Inc.
2.625% due 02/15/29 170 152
2.875% due 02/15/31 380 336
Series WI
3.875% due 04/15/30 980 943
2.550% due 02/15/31 3,509 3,068
2.700% due 03/15/32 1,160 1,012
3.000% due 02/15/41 400 311
3.300% due 02/15/51 420 321
Transcontinental Gas Pipe Line Co. LLC
4.450% due 08/01/42 920 848
Series WI
7.850% due 02/01/26 1,770 1,973
3.250% due 05/15/30 190 175
TSMC Arizona Corp.
2.500% due 10/25/31 840 737
3.125% due 10/25/41 360 301
3.250% due 10/25/51 620 500
TWDC Enterprises 18 Corp.
Series MTNB
7.000% due 03/01/32 2,778 3,410
Tyson Foods, Inc.
4.875% due 08/15/34 3,130 3,276
Under Armour , Inc.
3.250% due 06/15/26 478 438
Union Pacific Corp.
3.750% due 02/05/70 320 272
Series WI
2.891% due 04/06/36 610 540
3.839% due 03/20/60 390 349
United Airlines Pass-Through Trust
Series 2020-1 Class Class B
4.875% due 01/15/26 517 491
United Airlines, Inc.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
172 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 04/15/26 (Þ) 910 874
4.625% due 04/15/29 (Þ) 140 129
United Parcel Service, Inc.
2.200% due 09/01/24 3,290 3,241
United States Steel Corp.
6.650% due 06/01/37 278 240
UnitedHealth Group, Inc.
3.750% due 07/15/25 3,505 3,572
3.875% due 12/15/28 130 133
2.000% due 05/15/30 660 590
5.700% due 10/15/40 400 458
4.750% due 05/15/52 780 827
Unum Group
4.500% due 12/15/49 3,195 2,492
Valeant Pharmaceuticals International,
Inc.
5.500% due 11/01/25 (Þ) 600 534
Verizon Communications, Inc.
4.125% due 03/16/27 3,126 3,202
2.100% due 03/22/28 290 265
3.150% due 03/22/30 150 142
7.750% due 12/01/30 340 420
2.550% due 03/21/31 520 462
4.500% due 08/10/33 1,490 1,516
5.250% due 03/16/37 890 963
2.650% due 11/20/40 310 240
2.850% due 09/03/41 180 141
4.125% due 08/15/46 40 37
5.500% due 03/16/47 50 56
4.000% due 03/22/50 180 162
2.875% due 11/20/50 60 44
3.550% due 03/22/51 30 25
3.000% due 11/20/60 1,000 713
3.700% due 03/22/61 1,000 820
Series WI
4.329% due 09/21/28 166 170
4.862% due 08/21/46 390 402
2.987% due 10/30/56 220 161
VICI Properties, Inc.
5.750% due 02/01/27 (Þ) 3,234 3,220
4.950% due 02/15/30 300 294
5.125% due 05/15/32 960 954
Visa, Inc.
2.050% due 04/15/30 180 164
2.700% due 04/15/40 140 118
Vontier Corp.
Series WI
1.800% due 04/01/26 630 555
2.400% due 04/01/28 1,120 936
Voya Financial, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 3,276 2,735
Wachovia Corp.
5.500% due 08/01/35 3,040 3,217
Walmart, Inc.
5.875% due 04/05/27 3,207 3,588
1.800% due 09/22/31 240 213
2.650% due 09/22/51 380 302
Walt Disney Co. (The)
Series WI
3.700% due 09/15/24 3,026 3,043
6.650% due 11/15/37 200 250
5.400% due 10/01/43 330 365
Waste Management, Inc.
3.150% due 11/15/27 520 510
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 915 884
Wells Fargo & Co.
2.406% due 10/30/25 (SOFR +
1.087%)(Ê) 3,729 3,589
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 130 123
3.000% due 10/23/26 450 437
3.196% due 06/17/27 (USD 3 Month
LIBOR + 1.170%)(Ê) 500 480
2.393% due 06/02/28 (SOFR +
2.100%)(Ê) 300 275
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 610 494
5.375% due 11/02/43 470 482
4.750% due 12/07/46 280 263
5.013% due 04/04/51 (SOFR +
4.502%)(Ê) 980 1,017
4.611% due 04/25/53 (SOFR +
2.130%)(Ê) 950 930
Welltower , Inc.
3.850% due 06/15/32 260 245
Western Midstream Operating, LP
3.100% due 02/01/25 390 382
4.650% due 07/01/26 1,137 1,129
4.500% due 03/01/28 130 125
4.050% due 02/01/30 630 589
5.450% due 04/01/44 500 448
5.300% due 03/01/48 500 438
5.500% due 08/15/48 160 140
5.250% due 02/01/50 708 633
Westinghouse Air Brake Technologies
Corp.
Series WI
3.450% due 11/15/26 3,948 3,751
Williams Cos., Inc. (The)
7.750% due 06/15/31 300 356

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 173
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Workday, Inc.
3.800% due 04/01/32 1,540 1,470
Wyndham Destinations, Inc.
5.750% due 04/01/27 117 117
Wynn Resorts Finance LLC / Wynn
Resorts Capital Corp.
7.750% due 04/15/25 (Þ) 680 687
Xerox Corp.
4.800% due 03/01/35 455 348
XTO Energy, Inc.
6.750% due 08/01/37 2,170 2,671
Yum! Brands, Inc.
3.875% due 11/01/23 164 164
6.875% due 11/15/37 219 232
671,598
International Debt - 20.1%
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 3,745 3,739
Adani Ports & Special Economic Zone,
Ltd.
4.000% due 07/30/27 (Þ) 3,264 3,020
Aegon NV
5.500% due 04/11/48 (USD 6 Month
LIBOR + 3.540%)(Ê) 3,328 3,212
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
4.500% due 09/15/23 470 469
3.150% due 02/15/24 750 729
3.300% due 01/30/32 720 605
3.400% due 10/29/33 300 247
3.850% due 10/29/41 610 463
AerCap Ireland Capital Designated
Activity Co. and AerCap Global
Aviation Trust
1.750% due 01/30/26 150 133
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 3,981 3,264
Africa Finance Corp.
Series REGS
4.375% due 04/17/26 3,102 2,913
African Export-Import Bank (The)
2.634% due 05/17/26 (Þ) 5,740 5,011
Series EMTN
4.125% due 06/20/24 5,953 5,836
Series REGS
2.634% due 05/17/26 2,947 2,573
Alibaba Group Holding, Ltd.
2.125% due 02/09/31 240 203
2.700% due 02/09/41 250 174
3.150% due 02/09/51 890 607
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 3,750 3,554
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 3,677 3,617
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 03/15/28 (Þ) 930 911
Anheuser-Busch InBev Worldwide, Inc.
4.900% due 02/01/46 390 393
5.550% due 01/23/49 770 846
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 4,043 3,937
Series 2021-FL4 Class A
1.440% due 11/15/36 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 4,411 4,292
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 11,240 10,938
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 19,772 18,909
Series 2022-FL2 Class A
3.809% due 05/15/37 (CME Term
SOFR 1 Month + 1.850%)(Ê)(Þ) 7,993 7,830
Ares LXI CLO, Ltd.
Series 2021-61A Class A
3.860% due 10/20/34 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 10,804 10,499
Argentine Republic Government
International Bond
1.000% due 07/09/29 129 30
0.750% due 07/09/30 (~)(Ê) 1,225 288
4.875% due 07/09/41 (~)(Ê) 540 142
Ashtead Capital, Inc.
1.500% due 08/12/26 (Þ) 3,652 3,212
Australia & New Zealand Banking
Group, Ltd.
4.500% due 03/19/24 (Þ) 3,628 3,636
Avolon Holdings Funding, Ltd.
3.950% due 07/01/24 (Þ) 130 125
2.875% due 02/15/25 (Þ) 390 361
Avon Products, Inc.
8.950% due 03/15/43 72 71
Banco de Credito del Peru
2.700% due 01/11/25 (Þ) 3,539 3,355
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 3,195 3,157
Banco Internacional del Peru SAA
Interbank
3.250% due 10/04/26 (Þ) 3,842 3,522
Banco Mercantil del Norte SA
8.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.760%)(Ê)(ƒ)(Þ) 640 608
Banco Santander Chile
2.700% due 01/10/25 (Þ) 2,946 2,824

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
174 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santander
5.375% due 04/17/25 (Þ) 3,149 3,212
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 2,400 2,308
Bancolombia SA
3.000% due 01/29/25 3,257 3,066
Bank of China, Ltd.
5.000% due 11/13/24 (Þ) 3,100 3,176
Bank of Nova Scotia (The)
0.650% due 07/31/24 3,664 3,454
3.450% due 04/11/25 650 645
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 140 131
Barclays PLC
4.338% due 05/16/24 (USD 3 Month
LIBOR + 1.356%)(Ê) 600 600
5.088% due 06/20/30 (USD 3 Month
LIBOR + 3.054%)(Ê) 670 638
4.950% due 01/10/47 2,999 2,885
Barings CLO, Ltd.
Series 2021-1A Class AR
3.662% due 10/15/36 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 9,860 9,568
Barrick NA Finance LLC
5.700% due 05/30/41 420 447
BAT Capital Corp.
2.259% due 03/25/28 130 112
3.734% due 09/25/40 270 196
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 3,163 3,164
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 3,288 3,229
BBVA Banco Continental SA
5.250% due 09/22/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê)(Þ) 3,682 3,535
BBVA Bancomer SA
4.375% due 04/10/24 (Þ) 3,745 3,712
BDS, Ltd.
Series 2021-FL7 Class A
1.180% due 06/16/36 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 6,121 5,884
Bellemeade Re, Ltd.
Series 2019-3A Class M1C
2.099% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 3,630 3,557
Series 2020-4A Class M2B
3.750% due 06/25/30 (USD 1 Month
LIBOR + 3.600%)(Ê)(Þ) 1,989 2,005
Series 2021-2A Class M1A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 8,665 8,500
Series 2021-2A Class M1B
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 4,493 4,175
Series 2021-2A Class M1C
1.860% due 06/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 2,279 2,061
Series 2021-3A Class A2
1.050% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 7,422 7,131
Series 2021-3A Class M1C
1.600% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 2,959 2,656
Series 2022-1 Class M1C
3.700% due 01/26/32 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 3,523 3,323
Bermuda Government International Bond
2.375% due 08/20/30 (Þ) 1,190 1,030
Bharti Airtel International Netherlands
BV
5.350% due 05/20/24 (Þ) 3,579 3,652
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 3,807 3,794
BHP Billiton Finance USA, Ltd.
3.850% due 09/30/23 2,975 2,999
BNP Paribas SA
3.800% due 01/10/24 (Þ) 3,335 3,326
3.375% due 01/09/25 (Þ) 320 313
4.705% due 01/10/25 (USD 3 Month
LIBOR + 2.235%)(Ê)(Þ) 540 542
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 1,090 1,018
1.675% due 06/30/27 (SOFR +
0.912%)(Ê)(Þ) 830 742
4.400% due 08/14/28 (Þ) 640 625
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 1,060 898
2.824% due 01/26/41 (Þ) 1,020 723
BOC Aviation USA Corp.
1.625% due 04/29/24 (Þ) 780 745
Bombardier, Inc.
7.450% due 05/01/34 (Þ) 431 373
BPCE SA
3.116% due 10/19/32 (SOFR +
1.730%)(Ê)(Þ) 1,200 988
British Telecommunications PLC
9.625% due 12/15/30 130 165
Brookfield Finance, Inc.
4.700% due 09/20/47 2,711 2,433
Canadian Imperial Bank of Commerce
2.250% due 01/28/25 3,291 3,174
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 2,662 2,777
Canadian Pacific Railway Co.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 175
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.450% due 12/02/31 800 719
3.000% due 12/02/41 270 223
3.100% due 12/02/51 210 165
6.125% due 09/15/15 2,586 2,843
Canyon Capital CLO, Ltd.
Series 2021-4A Class A
1.307% due 10/15/34 (USD 3 Month
LIBOR + 1.170%)(Ê)(Þ) 6,749 6,550
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 3,686 3,713
Cenovus Energy, Inc.
6.750% due 11/15/39 77 85
CI Financial Corp.
3.200% due 12/17/30 1,600 1,252
Colombia Government International
Bond
4.000% due 02/26/24 350 343
5.625% due 02/26/44 320 249
Comision Federal de Electricidad
4.875% due 01/15/24 (Þ) 200 199
3.348% due 02/09/31 (Þ) 360 286
4.677% due 02/09/51 (Þ) 280 200
Commonwealth Bank of Australia
2.688% due 03/11/31 (Þ) 530 442
3.743% due 09/12/39 (Þ) 540 450
3.305% due 03/11/41 (Þ) 210 162
Cooperatieve Rabobank UA
4.375% due 08/04/25 910 913
3.649% due 04/06/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.220%)(Ê)(Þ) 460 443
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 1,220 1,127
Credicorp , Ltd.
2.750% due 06/17/25 (Þ) 3,707 3,427
Credit Agricole SA
3.250% due 10/04/24 (Þ) 3,759 3,675
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 3,624 3,226
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 780 829
Credit Suisse Group AG
3.091% due 05/14/32 (SOFR +
1.730%)(Ê)(Þ) 1,600 1,286
5.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.889%)(Ê)(ƒ)(Þ) 200 165
6.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.822%)(Ê)(ƒ)(Þ) 1,510 1,276
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.250% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate + 4.332%)
(Ê)(ƒ)(Þ) 620 549
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.600%)(Ê)
(ƒ)(Þ) 470 437
9.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 6.383%)(Ê)(ƒ)(Þ) 2,970 3,154
Series WI
4.875% due 05/15/45 3,248 2,884
CSL UK Holdings, Ltd.
3.850% due 04/27/27 (Þ) 240 241
4.050% due 04/27/29 (Þ) 380 383
4.250% due 04/27/32 (Þ) 320 326
4.750% due 04/27/52 (Þ) 160 161
DAE Funding LLC
1.550% due 08/01/24 (Þ) 500 468
Daimler Trucks Finance NA LLC
3.500% due 04/07/25 (Þ) 3,258 3,202
Danone SA
2.589% due 11/02/23 (Þ) 2,975 2,944
Danske Bank A/S
3.875% due 09/12/23 (Þ) 230 229
3.773% due 03/28/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 600 589
0.976% due 09/10/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê)(Þ) 730 676
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 3,971 3,572
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 490 434
4.298% due 04/01/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 3,320 3,192
Delhaize America, Inc.
9.000% due 04/15/31 809 1,110
Deutsche Bank AG
3.700% due 05/30/24 3,071 3,030
4.296% due 05/24/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.248%)(Ê) 709 663
Series E
0.962% due 11/08/23 3,972 3,819
Deutsche Telekom International Finance
BV
8.750% due 06/15/30 160 205
Dryden 85 CLO, Ltd.
Series 2021-85A Class AR
3.662% due 10/15/35 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 15,555 15,075

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
176 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dryden XXVIII Senior Loan Fund
Series 2017-28A Class A1LR
1.592% due 08/15/30 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 3,028 2,999
Eagle Re, Ltd.
Series 2018-1 Class M2
3.947% due 11/25/28 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 2,609 2,576
Series 2020-1 Class M1A
1.068% due 01/25/30 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 750 748
Series 2021-1 Class M1B
2.165% due 10/25/33 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 4,598 4,584
Series 2021-2 Class M1B
1.899% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 5,953 5,765
Ecopetrol SA
4.625% due 11/02/31 340 280
5.875% due 05/28/45 270 204
5.875% due 11/02/51 440 322
EDP Finance BV
1.710% due 01/24/28 (Þ) 260 226
Electricite de France SA
5.625% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 10 Year Rate + 3.041%)(Ê)
(ƒ)(Þ) 310 293
Enbridge, Inc.
3.700% due 07/15/27 2,850 2,796
Enel Finance International NV
1.375% due 07/12/26 (Þ) 915 811
3.500% due 04/06/28 (Þ) 2,929 2,713
Equinor ASA
2.650% due 01/15/24 3,747 3,718
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 3,005 3,011
First Quantum Minerals, Ltd.
7.500% due 04/01/25 (Þ) 220 219
6.875% due 10/15/27 (Þ) 980 934
Fresnillo PLC
4.250% due 10/02/50 (Þ) 730 531
Garda World Security Corp. 2021 Term
Loan B
4.920% due 10/30/26 (USD 1 Month
LIBOR + 4.250%)(Ê) 275 259
GFL Environmental, Inc. 2020 Term
Loan
4.239% due 05/31/25 (USD 3 Month
LIBOR  + 3.000%)(Ê) 75 74
GlaxoSmithKline Capital PLC
0.534% due 10/01/23 3,332 3,242
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 1,740 1,734
1.625% due 09/01/25 (Þ) 450 414
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 03/27/27 (Þ) 565 548
3.875% due 10/27/27 (Þ) 110 106
2.625% due 09/23/31 (Þ) 310 254
Grifols Worldwide Operations USA, Inc.
Term Loan B
2.764% due 11/15/27 (USD 1 Month
LIBOR + 2.000%)(Ê) 574 547
Grupo Bimbo SAB de CV
3.875% due 06/27/24 (Þ) 3,181 3,169
Hana Bank
4.375% due 09/30/24 (Þ) 3,640 3,652
HGI CRE CLO, Ltd.
Series 2021-FL1 Class A
1.160% due 06/16/36 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 8,602 8,308
Series 2021-FL2 Class A
1.200% due 09/19/26 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 9,773 9,329
Highlands Holdings Bond Issuer, Ltd. /
Highlands Holdings Bond Co.-Issuer,
Inc.
7.625% due 10/15/25 (Þ) 1,884 1,807
HOM RE, Ltd.
Series 2021-1 Class M1A
1.173% due 07/25/33 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 585 584
Series 2021-1 Class M1B
1.673% due 07/25/33 (USD 1 Month
LIBOR + 1.550%)(Ê)(Þ) 2,345 2,318
Home RE, Ltd.
Series 2021-2 Class M1C
2.843% due 01/25/34 (SOFR 30 Day
Average + 2.800%)(Ê)(Þ) 2,576 2,398
Series 2021-2 Class M2
3.293% due 01/25/34 (SOFR 30 Day
Average + 3.250%)(Ê)(Þ) 1,227 1,112
HSBC Holdings PLC
4.250% due 08/18/25 670 666
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 1,190 1,109
4.755% due 06/09/28 (SOFR +
2.110%)(Ê) 1,080 1,073
3.973% due 05/22/30 (USD 3 Month
LIBOR + 1.610%)(Ê) 210 197
2.804% due 05/24/32 (SOFR +
1.187%)(Ê) 770 647
2.871% due 11/22/32 (SOFR +
1.410%)(Ê) 1,800 1,508
4.762% due 03/29/33 (SOFR +
2.530%)(Ê) 1,040 987
5.250% due 03/14/44 3,264 3,158
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 3,094 3,007
Infraestuctura Energetica Nova SAB
de CV
3.750% due 01/14/28 (Þ) 3,459 3,124
ING Groep NV

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 177
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.100% due 10/02/23 3,715 3,735
4.017% due 03/28/28 (SOFR +
1.830%)(Ê) 690 669
4.252% due 03/28/33 (SOFR +
2.070%)(Ê) 670 641
Intercorp Financial Services, Inc.
4.125% due 10/19/27 (Þ) 3,588 3,175
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 455 441
4.198% due 06/01/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.600%)(Ê)(Þ) 610 466
4.950% due 06/01/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.750%)(Ê)(Þ) 690 472
Jordan Government International Bond
4.950% due 07/07/25 (Þ) 730 679
KazMunayGas National Co. JSC
6.375% due 10/24/48 (Þ) 250 208
Lamar Funding, Ltd.
3.958% due 05/07/25 (Þ) 450 431
Lloyds Banking Group PLC
7.500% due 11/27/23 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.760%)(Ê) 210 212
3.511% due 03/18/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.600%)(Ê) 1,110 1,086
4.344% due 01/09/48 2,984 2,458
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.496%)(Ê)(ƒ) 580 587
Madison Park Funding LII, Ltd.
Series 2021-52A Class A
3.859% due 01/22/35 (USD 3 Month
LIBOR + 1.100%)(Ê)(Þ) 5,000 4,823
Madison Park Funding XLVIII, Ltd.
Series 2021-48A Class A
3.888% due 04/19/33 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 3,863 3,791
Madison Park Funding XXVI, Ltd.
Series 2017-26A Class AR
1.470% due 07/29/30 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 4,180 4,140
Magnetite Xxxiii, Ltd.
Series 2022-33A Class A
1.000% due 07/20/35 (CME Term
SOFR 3 Month + 1.500%)(Ê)(Þ) 14,041 13,699
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 58 55
MEG Energy Corp.
7.125% due 02/01/27 (Þ) 500 518
Meituan
2.125% due 10/28/25 (Þ) 3,618 3,190
Melco Resorts Finance, Ltd.
5.375% due 12/04/29 (Þ) 620 423
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MercadoLibre , Inc.
3.125% due 01/14/31 690 533
Methanex Corp.
5.650% due 12/01/44 193 141
Mexico Government International Bond
3.500% due 02/12/34 450 391
4.350% due 01/15/47 2,140 1,725
Mitsubishi HC Capital, Inc.
3.960% due 09/19/23 (Þ) 3,344 3,347
Mitsubishi UFJ Financial Group, Inc.
3.837% due 04/17/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.125%)(Ê) 210 208
4.315% due 04/19/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê) 250 244
Mondelez International Holdings
Netherlands BV
2.250% due 09/19/24 (Þ) 1,696 1,645
0.750% due 09/24/24 (Þ) 1,741 1,633
Mondelez International, Inc.
1.250% due 09/24/26 (Þ) 500 453
National Bank of Canada
Series MTN
0.550% due 11/15/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.400%)(Ê) 3,869 3,704
NatWest Group PLC
3.875% due 09/12/23 280 279
4.269% due 03/22/25 (USD 3 Month
LIBOR + 1.762%)(Ê) 3,530 3,499
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 710 682
Neuberger Berman Loan Advisers CLO
24, Ltd.
Series 2020-24A Class AR
1.154% due 04/19/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 2,318 2,285
Nippon Life Insurance Co.
2.750% due 01/21/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(Þ) 890 734
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 2,050 2,020
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 1,540 1,480
Nokia OYJ
6.625% due 05/15/39 215 222
Nomura Holdings, Inc.
2.329% due 01/22/27 3,000 2,722
NTT Finance Corp.
0.583% due 03/01/24 (Þ) 3,956 3,774
2.065% due 04/03/31 (Þ) 690 597
NYACK Park CLO, Ltd.
Series 2021-1A Class A

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
178 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.830% due 10/20/34 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 10,790 10,471
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 4,826 4,764
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 11,951 11,729
Oaktown Re VII, Ltd.
Series 2021-2 Class M1A
1.650% due 04/25/34 (SOFR 30 Day
Average + 1.600%)(Ê)(Þ) 3,225 3,147
Oaktown Re, Ltd.
Series 2021-2 Class M1C
3.400% due 04/25/34 (SOFR 30 Day
Average + 3.350%)(Ê)(Þ) 3,798 3,487
Series 2021-1A Class M1C
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 1,024 969
OCP CLO, Ltd.
Series 2021-10A Class A2R2
3.799% due 01/26/34 (CME Term
SOFR 3 Month + 1.240%)(Ê)(Þ) 8,147 7,859
OCP SA
3.750% due 06/23/31 (Þ) 390 316
5.125% due 06/23/51 (Þ) 230 161
Oman Government International Bond
Series REGS
5.625% due 01/17/28 10,234 10,191
Oversea-Chinese Banking Corp., Ltd.
4.250% due 06/19/24 (Þ) 3,136 3,155
Panama Government International Bond
2.252% due 09/29/32 650 519
Panasonic Corp.
2.679% due 07/19/24 (Þ) 3,963 3,864
Paraguay Government International
Bond
5.400% due 03/30/50 (Þ) 520 450
Perrigo Finance Unltd . Co.
4.375% due 03/15/26 997 981
Peruvian Government International Bond
2.783% due 01/23/31 410 361
Petrobras Global Finance BV
6.900% due 03/19/49 470 447
5.500% due 06/10/51 290 240
Series WI
5.999% due 01/27/28 370 379
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 820 577
Prodigy Finance Designated Activity Co.
Series 2021-1A Class A
1.437% due 07/25/51 (USD 1 Month
LIBOR + 1.250%)(Ê)(Þ) 3,088 3,031
Provincia de Cordoba
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.125% due 12/10/25 (~)(Ê)(Þ) 570 399
7.450% due 06/01/27 (~)(Ê)(Þ) 750 423
Radnor RE, Ltd.
Series 2021-1 Class M1B
1.710% due 12/27/33 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 12,275 11,975
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 3,830 3,786
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 2,934 2,935
2.875% due 01/12/32 (Þ) 1,540 1,332
Republic of Chile Government
International Bond
2.550% due 07/27/33 860 732
3.100% due 05/07/41 430 339
Reynolds American, Inc.
5.850% due 08/15/45 310 273
Royal Bank of Canada
Series GMTN
4.650% due 01/27/26 3,106 3,173
SABIC Capiral II BV
4.000% due 10/10/23 (Þ) 2,930 2,932
Sands China, Ltd.
5.125% due 08/08/25 (Þ) 300 283
2.550% due 03/08/27 (Þ) 600 499
3.100% due 03/08/29 (Þ) 930 740
Series WI
5.125% due 08/08/25 870 821
4.300% due 01/08/26 870 784
5.400% due 08/08/28 820 739
4.875% due 06/18/30 260 224
Santander UK PLC
5.000% due 11/07/23 (Þ) 3,784 3,798
5.625% due 09/15/45 (Þ) 2,653 2,468
Saudi Arabian Oil Co.
1.625% due 11/24/25 (Þ) 4,109 3,850
Seagate HDD Cayman
4.875% due 06/01/27 142 141
Shell International Finance BV
4.375% due 05/11/45 360 355
4.000% due 05/10/46 310 287
3.250% due 04/06/50 20 17
Siemens Financieringsmaatschappij NV
3.250% due 05/27/25 (Þ) 3,673 3,655
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 3,670 3,508
Sky, Ltd.
3.750% due 09/16/24 (Þ) 3,311 3,322
Sociedad Quimica y Minera de Chile SA
3.500% due 09/10/51 (Þ) 1,100 828
Societe Generale SA

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 179
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 01/17/24 (Þ) 3,653 3,667
Southern Copper Corp.
3.875% due 04/23/25 3,502 3,467
5.250% due 11/08/42 240 235
Standard Chartered PLC
2.678% due 06/29/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 3,998 3,272
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 250 262
State Bank of India
4.375% due 01/24/24 (Þ) 3,157 3,175
SURA Asset Management SA
4.875% due 04/17/24 (Þ) 3,220 3,228
Suzano Austria GmbH
7.000% due 03/16/47 (Þ) 420 434
Series DM3N
3.125% due 01/15/32 730 593
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 3,126 3,153
Teck Resources, Ltd.
6.000% due 08/15/40 20 20
6.250% due 07/15/41 200 204
5.400% due 02/01/43 230 213
Series WI
3.900% due 07/15/30 850 780
Telecom Italia Capital SA
6.375% due 11/15/33 344 287
7.200% due 07/18/36 210 174
7.721% due 06/04/38 379 315
Telefonica Emisiones SA
5.213% due 03/08/47 600 543
Tencent Holdings, Ltd.
3.840% due 04/22/51 (Þ) 480 365
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 590 533
Series WI
6.000% due 04/15/24 220 222
7.125% due 01/31/25 420 431
Toronto-Dominion Bank (The)
4.456% due 06/08/32 1,400 1,427
Series MTN
0.700% due 09/10/24 3,766 3,554
TotalEnergies Capital International SA
3.750% due 04/10/24 2,826 2,849
TransAlta Corp.
6.500% due 03/15/40 390 374
UBS Group AG
3.179% due 02/11/43 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 350 271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 06/26/48 (Þ) 550 532
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.404%)(Ê)(ƒ)(Þ) 270 240
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 1,910 1,945
UniCredit SpA
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 3,906 3,489
7.296% due 04/02/34 (USD ICE Swap
Rate NY 5 Year Rate + 4.914%)(Ê)(Þ) 231 214
Vale Overseas, Ltd.
6.250% due 08/10/26 2,941 3,147
Vodafone Group PLC
6.150% due 02/27/37 190 211
WEA Finance LLC / Westfield UK &
Europe Finance PLC
4.750% due 09/17/44 (Þ) 640 506
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 500 408
3.020% due 11/18/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.530%)(Ê) 440 363
3.133% due 11/18/41 820 628
Woori Bank
4.750% due 04/30/24 (Þ) 3,671 3,704
Wynn Macau, Ltd.
5.500% due 01/15/26 (Þ) 200 164
5.500% due 10/01/27 (Þ) 320 252
5.625% due 08/26/28 (Þ) 800 624
5.125% due 12/15/29 (Þ) 200 153
Yamana Gold, Inc.
2.630% due 08/15/31 170 139
Series WI
4.625% due 12/15/27 900 876
Yara International ASA
3.800% due 06/06/26 (Þ) 3,572 3,447
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 2,734 2,602
661,219
Loan Agreements - 0.2%
Alterra Mountain Co. 2021 Term Loan
B2
4.264% due 07/30/28 (USD 1 Month
LIBOR + 3.500%)(Ê) 332 320
Caesars Resort Collection LLC 1st Lien
Term Loan B
3.514% due 12/22/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 617 602
Carnival Corp. Term Loan B

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
180 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 06/30/25 (USD 6 Month
LIBOR  + 3.000%)(Ê) 560 532
CSC Holdings LLC 2018 Incremental
Term Loan
2.804% due 01/15/26 (USD 1 Month
LIBOR + 2.250%)(Ê) 99 94
Eyecare Partners LLC Term Loan
4.756% due 02/20/27 (USD 3 Month
LIBOR  + 3.750%)(Ê) 313 291
Focus Financial Partners LLC Term Loan
2.764% due 07/03/24 (USD 1 Month
LIBOR + 2.000%)(Ê) 612 598
Genesee & Wyoming, Inc. New Term
Loan
3.006% due 12/30/26 (USD 3 Month
LIBOR  + 2.000%)(Ê) 360 353
Nexstar Broadcasting, Inc. Term Loan B4
2.955% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 890 879
Petco Health and Wellness Co. 2021
Term Loan B
4.256% due 03/03/28 (USD 3 Month
LIBOR  + 3.250%)(Ê) 384 371
Phoenix Guarantor, Inc. Term Loan B
4.014% due 03/05/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 476 457
Southwestern Energy Co. Term Loan
3.301% due 06/22/27 (USD 3 Month
LIBOR  + 2.500%)(Ê) 488 481
United Airlines, Inc. 2021 Term Loan B
4.500% due 04/21/28 (USD 1 Month
LIBOR + 3.750%)(Ê) 255 245
Verscend Holding Corp. 2021 Term
Loan B
4.764% due 08/27/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 316 307
Zebra Buyer LLC Term Loan B
4.313% due 11/01/28 (USD 3 Month
LIBOR  + 3.250%)(Ê) 439 427
5,957
Mortgage-Backed Securities - 13.5%
Alternative Loan Trust
Series 2006-13T1 Class A3
6.000% due 05/25/36 1,518 797
Banc of America Mortgage Trust
Series 2005-D Class 2A7
3.781% due 05/25/35 (~)(Ê) 157 143
Bear Stearns ARM Trust
Series 2004-5 Class 2A
4.112% due 07/25/34 (~)(Ê) 135 126
BX Commercial Mortgage Trust
Series 2019-XL Class E
3.800% due 10/15/36 (USD 1 Month
LIBOR + 1.800%)(Ê)(Þ) 2,399 2,333
Series 2021-CIP Class D
1.771% due 12/15/28 (USD 1 Month
LIBOR + 1.671%)(Ê)(Þ) 9,861 9,291
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 3,491 3,341
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 13,042 11,452
Citigroup Mortgage Loan Trust, Inc.
Series 2012-7 Class 10A2
4.681% due 09/25/36 (~)(Ê)(Þ) 447 400
CORE Mortgage Trust
Series 2019-CORE Class D
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 5,704 5,351
Credit Suisse Mortgage Capital
Certificates
Series 2019-ICE4 Class F
2.835% due 05/15/36 (USD 1 Month
LIBOR + 2.650%)(Ê)(Þ) 2,250 2,140
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 5,766 5,592
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 4,612 3,943
Fannie Mae
2.600% due 2031 1,680 1,581
5.500% due 2034 223 239
4.500% due 2035 1,076 1,151
5.500% due 2035 142 153
6.000% due 2035 157 171
5.500% due 2036 282 303
5.500% due 2037 83 89
6.000% due 2039 114 124
5.500% due 2040 1,600 1,693
5.000% due 2041 830 881
6.000% due 2041 431 467
3.500% due 2045 2,287 2,300
4.000% due 2045 1,535 1,575
3.000% due 2046 468 457
3.500% due 2046 605 612
4.500% due 2046 1,121 1,169
3.000% due 2047 6,897 6,745
3.500% due 2047 1,067 1,076
4.000% due 2047 1,228 1,255
4.500% due 2048 2,642 2,731
5.000% due 2048 1,934 2,007
3.000% due 2049 17,860 17,346
3.500% due 2049 78 78
4.000% due 2049 2,359 2,408
5.000% due 2049 126 131
2.000% due 2050 6,081 5,487
2.500% due 2050 3,229 3,013

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 181
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 2050 15,545 15,099
2.000% due 2051 8,271 7,458
2.500% due 2051 25,134 23,492
4.000% due 2052 20,334 20,448
Series 1997-281 Class 2
Interest Only STRIPS
9.000% due 11/25/26 2 —
Series 2000-306 Class IO
Interest Only STRIPS
8.000% due 05/25/30 5 1
Series 2001-317 Class 2
Interest Only STRIPS
8.000% due 12/25/31 7 1
Series 2002-320 Class 2
Interest Only STRIPS
7.000% due 04/25/32 2 1
Fannie Mae REMICS
Series 1997-68 Class SC
Interest Only STRIPS
8.306% due 05/18/27 (USD 1 Month
LIBOR + 8.500%)(Ê) 4 —
Series 2003-25 Class IK
Interest Only STRIPS
7.000% due 04/25/33 18 3
Series 2003-32 Class UI
Interest Only STRIPS
6.000% due 05/25/33 19 4
Series 2003-33 Class IA
Interest Only STRIPS
6.500% due 05/25/33 85 15
Series 2003-35 Class IU
Interest Only STRIPS
6.000% due 05/25/33 15 3
Series 2003-35 Class UI
Interest Only STRIPS
6.500% due 05/25/33 19 4
Series 2003-64 Class JI
Interest Only STRIPS
6.000% due 07/25/33 9 2
Series 2005-117 Class LC
5.500% due 11/25/35 74 74
Series 2006-118 Class A1
0.228% due 12/25/36 (USD 1 Month
LIBOR + 0.060%)(Ê) 10 10
Series 2007-73 Class A1
0.236% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 90 88
Series 2009-70 Class PS
Interest Only STRIPS
6.582% due 01/25/37 (USD 1 Month
LIBOR + 6.750%)(Ê) 2,913 434
Series 2010-95 Class S
Interest Only STRIPS
6.432% due 09/25/40 (-1 x USD 1
Month LIBOR + 6.600%)(Ê) 2,968 441
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-75 Class LI
Interest Only STRIPS
2.500% due 11/25/50 5,254 761
Series 2020-97 Class EI
Interest Only STRIPS
2.000% due 01/25/51 4,583 551
Series 2021-1 Class IM
Interest Only STRIPS
2.000% due 02/25/51 3,778 442
Series 2021-3 Class KI
Interest Only STRIPS
2.500% due 02/25/51 4,435 568
Series 2021-3 Class NI
Interest Only STRIPS
2.500% due 02/25/51 5,108 718
Series 2021-8 Class EI
Interest Only STRIPS
3.500% due 03/25/51 1,820 325
Series 2021-8 Class GI
Interest Only STRIPS
3.000% due 03/25/51 2,266 359
Freddie Mac
6.000% due 2038 570 621
4.500% due 2039 2,108 2,202
5.500% due 2039 247 264
5.500% due 2040 399 428
4.000% due 2041 2,512 2,589
5.500% due 2041 542 582
4.000% due 2044 1,270 1,305
3.500% due 2045 5,173 5,230
3.000% due 2046 8,268 8,115
4.000% due 2046 636 653
4.500% due 2046 176 180
3.000% due 2047 2,353 2,307
3.000% due 2048 263 258
4.000% due 2048 887 907
4.500% due 2048 1,936 1,995
3.000% due 2049 1,018 993
2.500% due 2050 9,860 9,276
3.000% due 2050 12,888 12,532
2.000% due 2051 40,160 36,239
2.500% due 2051 17,410 16,321
3.000% due 2052 21,751 20,966
Freddie Mac REMICS
Series 1999-2129 Class SG
Interest Only STRIPS
6.806% due 06/17/27 (USD 1 Month
LIBOR + 7.000%)(Ê) 129 8
Series 2000-2247 Class SC
Interest Only STRIPS
7.315% due 08/15/30 (-1 x USD 1
Month LIBOR + 7.500%)(Ê) 4 —

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
182 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2002-2463 Class SJ
Interest Only STRIPS
7.815% due 03/15/32 (USD 1 Month
LIBOR + 8.000%)(Ê) 11 2
Series 2003-2610 Class UI
Interest Only STRIPS
6.500% due 05/15/33 3 1
Series 2003-2624 Class QH
5.000% due 06/15/33 145 154
Series 2003-2649 Class IM
Interest Only STRIPS
7.000% due 07/15/33 22 5
Series 2006-R007 Class ZA
6.000% due 05/15/36 532 581
Series 2012-4045 Class HD
4.500% due 07/15/41 44 44
Series 2017-4734 Class IO
Interest Only STRIPS
4.000% due 12/15/47 2,742 513
Series 2020-5008 Class IE
Interest Only STRIPS
2.000% due 09/25/50 3,302 393
Series 2020-5038 Class NI
Interest Only STRIPS
2.000% due 11/25/50 4,383 513
Series 2020-5050 Class IP
Interest Only STRIPS
3.000% due 10/25/50 8,240 1,338
Series 2020-5052 Class IO
Interest Only STRIPS
3.500% due 12/25/50 2,960 509
Series 2020-5052 Class KI
Interest Only STRIPS
4.000% due 12/25/50 3,587 677
Series 2021-5072 Class IQ
Interest Only STRIPS
3.500% due 10/25/50 4,490 763
Series 2021-5072 Class QI
Interest Only STRIPS
3.500% due 10/25/50 3,564 658
Freddie Mac Strips
Series 1998-191 Class IO
Interest Only STRIPS
8.000% due 01/01/28 4 —
Series 1998-194 Class IO
Interest Only STRIPS
6.500% due 04/01/28 7 1
Series 2001-212 Class IO
Interest Only STRIPS
6.000% due 05/15/31 9 2
Series 2001-215 Class IO
Interest Only STRIPS
8.000% due 06/15/31 11 2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2020-DNA4 Class M2
3.908% due 08/25/50 (USD 1 Month
LIBOR + 3.750%)(Ê)(Þ) 17 17
Ginnie Mae I
4.500% due 2039 3,293 3,481
Ginnie Mae REMICS
Series 1999-27 Class SE
Interest Only STRIPS
8.405% due 08/16/29 (-1 x USD 1
Month LIBOR + 8.600%)(Ê) 12 1
Series 2014-190 Class PL
3.500% due 12/20/44 1,315 1,326
Series 2020-134 Class IL
Interest Only STRIPS
2.500% due 09/20/50 1,533 200
Series 2020-146 Class EI
Interest Only STRIPS
2.500% due 10/20/50 4,464 560
Series 2020-167 Class BI
Interest Only STRIPS
2.500% due 11/20/50 4,916 623
Series 2020-167 Class IA
Interest Only STRIPS
2.500% due 11/20/50 4,815 607
Series 2020-167 Class IW
Interest Only STRIPS
2.000% due 11/20/50 5,569 587
Series 2020-173 Class MI
Interest Only STRIPS
2.500% due 11/20/50 17,009 2,189
Series 2021-1 Class AI
Interest Only STRIPS
2.000% due 01/20/51 1,766 213
Series 2021-1 Class PI
Interest Only STRIPS
2.500% due 12/20/50 1,761 223
Series 2021-9 Class MI
Interest Only STRIPS
2.500% due 01/20/51 4,892 635
Series 2021-23 Class IA
Interest Only STRIPS
2.500% due 02/20/51 3,548 448
Series 2021-23 Class KI
Interest Only STRIPS
3.000% due 02/20/51 2,591 399
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 9,138 8,402
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 7,770 7,298
Hospitality Mortgage Trust
Series 2019-HIT Class D

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 183
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.185% due 11/15/36 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 5,275 4,962
Series 2019-HIT Class E
2.535% due 11/15/36 (USD 1 Month
LIBOR + 2.350%)(Ê)(Þ) 3,586 3,338
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 119 115
Series 2018-8 Class A3
4.000% due 01/25/49 (~)(Ê)(Þ) 191 188
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 546 520
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 16,151 15,147
Series 2021-7 Class A6
2.500% due 11/25/51 (~)(Ê)(Þ) 16,730 15,660
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 13,408 12,532
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 11,587 10,750
Series 2022-3 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 12,744 11,831
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 5,417 5,165
JPMorgan Wealth Mangement
Series 2020-ATR1 Class A3
3.000% due 02/25/50 (~)(Ê)(Þ) 1,630 1,489
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 8,107 7,853
Morgan Stanley Capital I Trust
Series 2007-T25 Class AJ
5.574% due 11/12/49 (~)(Ê) 1,020 765
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 5,268 4,517
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 58,208 941
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 35,996 156
Nomura Resecuritization Trust
Series 2015-11R Class 3A2
3.593% due 05/26/36 (~)(Ê)(Þ) 1,158 1,144
Preston Ridge Partners Mortgage LLC
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 1,579 1,512
Series 2021-3 Class A1
1.867% due 04/25/26 (~)(Ê)(Þ) 4,385 4,139
Preston Ridge Partners Mortgage Trust
Series 2021-10 Class A1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.487% due 10/25/26 (~)(Ê)(Þ) 836 787
Radnor RE, Ltd.
Series 2020-1 Class M1A
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 1,974 1,964
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 485 463
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 8,922 8,424
Structured Asset Mortgage Investments
II Trust
Series 2004-AR7 Class A1B
0.594% due 04/19/35 (USD 1 Month
LIBOR + 0.400%)(Ê) 192 174
443,325
Municipal Bonds - 0.1%
American Municipal Power, Inc.
Revenue Bonds
8.084% due 02/15/50 230 336
Port Authority of New York & New
Jersey Revenue Bonds
4.926% due 10/01/51 390 427
Regents of the University of California
Medical Center Pooled Revenue
Bonds
4.132% due 05/15/32 480 485
3.006% due 05/15/50 810 627
State of California General Obligation
Unlimited
7.300% due 10/01/39 45 59
1,934
Non-US Bonds - 5.8%
Alba PLC
Series 2007-1 Class A3
0.342% due 03/17/39 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 8,786 10,115
Andorra Government International Bond
Series EMTN
1.250% due 05/06/31 EUR 16,900 15,527
Banque Centrale de Tunisie Government
International Bond
Series REGS
6.750% due 10/31/23 EUR 3,364 2,352
6.375% due 07/15/26 EUR 3,990 2,119
Banque Ouest Africaine de
Developpement
Series REGS
2.750% due 01/22/33 EUR 3,995 3,135
Brazil Notas do Tesouro Nacional
Series NTNB
6.000% due 08/15/30 BRL 4,800 3,784
Cheshire PLC
Series 2020-1 Class C
2.274% due 08/20/45 (SONIA +
2.100%)(Ê) GBP 2,171 2,511
China Government International Bond

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
184 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.625% due 11/17/33 EUR 5,261 4,261
0.625% due 11/25/35 EUR 732 547
European Union
Series NGEU
0.282% due 07/04/31 EUR 6,415 5,765
0.400% due 02/04/37 EUR 3,858 3,263
0.450% due 07/04/41 EUR 5,348 4,185
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê) GBP 1,842 2,166
Eurosail -UK PLC
Series 2007-6NCX Class A3A
0.795% due 09/13/45 (GBP 3 Month
LIBOR + 0.700%)(Ê) GBP 2,354 2,777
Indonesia Government International
Bond
Series FR87
6.500% due 02/15/31 IDR 23,824,000 1,550
Italy Buoni Poliennali Del Tesoro
0.500% due 07/15/28 EUR 3,823 3,484
Japan 20 Year Government International
Bond
Series 68
2.200% due 03/20/24 JPY 3,291,550 25,611
Jupiter Mortgage No. 1 PLC
Series 2021-1X Class A
1.261% due 07/20/60 (SONIA +
0.800%)(Ê) GBP 3,566 4,296
Mexican Bonos de Desarrollo
Series M 30
8.500% due 11/18/38 MXN 40,690 1,941
Mexico Government International Bond
2.125% due 10/25/51 EUR 8,130 4,929
4.000% due 03/15/15 EUR 4,041 3,192
Newgate Funding PLC
Series 2006-1 Class A4
1.086% due 12/01/50 (GBP 3 Month
LIBOR + 0.190%)(Ê) GBP 2,061 2,420
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (GBP 3 Month
LIBOR + 0.240%)(Ê) GBP 5,417 6,192
Series 2006-12X Class A2A
0.342% due 11/15/38 (SONIA +
0.359%)(Ê) GBP 3,346 3,834
Petroleos Mexicanos
Series 14-2
7.470% due 11/12/26 MXN 233,100 9,971
Series REGS
7.190% due 09/12/24 MXN 264,242 11,867
Republic of South Africa Government
Bond
Series 2037
8.500% due 01/31/37 ZAR 195,418 9,481
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.050% due 06/12/44 (SONIA +
0.269%)(Ê) GBP 1,271 1,492
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA +
0.269%)(Ê) GBP 1,528 1,779
Series 2006-NS4X Class A3A
0.368% due 06/12/44 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 3,464 4,012
Romania Government International Bond
Series REGS
2.875% due 05/26/28 EUR 1,247 1,123
2.500% due 02/08/30 EUR 309 261
3.624% due 05/26/30 EUR 200 177
1.750% due 07/13/30 EUR 2,490 1,896
2.124% due 07/16/31 EUR 847 649
3.875% due 10/29/35 EUR 659 539
3.375% due 02/08/38 EUR 543 408
2.625% due 12/02/40 EUR 5,711 3,701
2.750% due 04/14/41 EUR 4,060 2,632
2.875% due 04/13/42 EUR 4,626 2,995
4.625% due 04/03/49 EUR 1,162 934
3.375% due 01/28/50 EUR 2,400 1,585
Stratton Mortgage Funding PLC
Series 2021-3 Class A
1.452% due 12/12/43 (SONIA +
0.700%)(Ê) GBP 5,645 6,801
Taurus CMBS
Series 2021-UK4A Class B
1.655% due 08/17/31 (SONIA +
1.500%)(Ê)(Þ) GBP 1,643 1,873
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
2.493% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)(Þ) GBP 1,211 1,398
Towd Point Mortgage Funding PLC
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê) GBP 1,506 1,828
Warwick Finance Residential Mortgages
Number Three PLC
0.854% due 12/21/49 (SONIA  +
0.950%)(Ê)(ƒ)(Þ) GBP 2,949 3,585
190,943
United States Government Treasuries - 17.0%
United States Treasury Notes
2.875% due 10/31/23 8,768 8,762
0.125% due 02/15/24 5,220 5,000
2.750% due 02/15/24 32,230 32,127
0.250% due 03/15/24 17,952 17,186
2.125% due 03/31/24 35,924 35,436
0.250% due 06/15/24 8,129 7,736
3.000% due 06/30/24 190 190
0.375% due 07/15/24 8,177 7,789
1.750% due 07/31/24 4,651 4,549

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 185
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.375% due 08/15/24 9,342 8,876
1.250% due 08/31/24 19,012 18,382
1.500% due 10/31/24 8,329 8,081
2.000% due 02/15/25 14,923 14,612
2.000% due 08/15/25 10,318 10,067
3.000% due 10/31/25 2,795 2,810
2.250% due 11/15/25 10,180 10,000
1.625% due 02/15/26 13,372 12,845
2.250% due 03/31/26 7,720 7,579
1.625% due 05/15/26 12,000 11,506
1.500% due 08/15/26 25,579 24,341
0.625% due 03/31/27 16,692 15,166
2.375% due 05/15/27 8,460 8,322
0.500% due 05/31/27 20,480 18,427
3.250% due 06/30/27 1,120 1,148
2.250% due 08/15/27 24,746 24,181
2.750% due 02/15/28 11,433 11,431
1.250% due 03/31/28 9,836 9,063
2.875% due 05/15/28 2,800 2,819
3.125% due 11/15/28 10,335 10,561
2.375% due 05/15/29 9,437 9,238
3.250% due 06/30/29 20,187 20,875
1.750% due 11/15/29 3,982 3,747
0.625% due 05/15/30 17,573 15,058
6.250% due 05/15/30 10,203 12,747
0.625% due 08/15/30 5,035 4,297
0.875% due 11/15/30 4,612 4,011
5.375% due 02/15/31 15,035 18,109
4.500% due 02/15/36 3,079 3,734
1.125% due 05/15/40 15,105 10,792
1.125% due 08/15/40 15,121 10,735
1.375% due 11/15/40 11,574 8,550
1.875% due 02/15/41 18,547 14,922
2.750% due 11/15/42 6,322 5,808
2.875% due 05/15/43 6,672 6,235
2.875% due 08/15/45 5,710 5,300
3.000% due 05/15/47 4,903 4,675
2.750% due 11/15/47 7,605 6,952
3.000% due 02/15/48 5,675 5,459
3.000% due 02/15/49 6,293 6,135
2.875% due 05/15/49 5,879 5,611
2.000% due 02/15/50 2,206 1,753
1.250% due 05/15/50 15,210 9,928
1.375% due 08/15/50 7,075 4,773
1.625% due 11/15/50 7,186 5,180
2.375% due 05/15/51 4,050 3,502
2.000% due 08/15/51 3,800 3,011
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.250% due 02/15/52 440 371
560,500
Total Long-Term Investments
(cost
$2,829,405
) 2,594,625
Common Stocks - 0.0%
Technology - 0.0%
Sungard Availability Services Capital,
LP (Æ)(Ø)(Š)
9,557
—
Total Common Stocks
(cost $239) —
Short-Term Investments - 18.4%
AerCap Ireland Capital Designated
Activity Co. and AerCap Global
Aviation Trust
3.300% due 01/23/23 200 199
Aetna, Inc.
2.750% due 11/15/22 400 400
American Airlines Pass-Through Trust
Series 2013-2 Class A
4.950% due 01/15/23 167 163
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 2,370 2,361
Continental Resources, Inc.
4.500% due 04/15/23 440 440
DISH DBS Corp.
5.000% due 03/15/23 980 962
Ford Motor Credit Co. LLC
4.250% due 09/20/22 848 849
Series FXD
3.350% due 11/01/22 1,710 1,706
International Lease Finance Corp.
5.875% due 08/15/22 1,370 1,371
Intesa Sanpaolo SpA
3.375% due 01/12/23 (Þ) 280 279
Japan 2 Year Government International
Bond
Series 423
0.005% due 04/01/23 JPY 6,934,850 52,060
Japan 20 Year Government International
Bond
Series 61
1.000% due 03/20/23 JPY 3,987,700 30,119
Newell Brands, Inc.
3.850% due 04/01/23 264 263
Plains All American Pipeline, LP
Series B
6.125% due 06/16/23 (USD 3 Month
LIBOR + 4.110%)(Ê) 1,370 1,040
Provincia de Buenos Aires
5.250% due 09/01/37 (~)(Ê)(Þ) 823 248
Range Resources Corp.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
186 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 03/15/23 225 226
Seagate HDD Cayman
4.750% due 06/01/23 852 851
Service Properties Trust
4.500% due 06/15/23 760 732
Southwest Airlines Co.
4.750% due 05/04/23 1,390 1,400
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/22 85 84
TransAlta Corp.
4.500% due 11/15/22 296 296
U.S. Cash Management Fund(@) 470,943,076(∞) 470,755
United States Treasury Notes
1.434% due 02/15/23 18,224 18,077
1.252% due 05/15/23 9,555 9,464
1.838% due 07/31/23 8,345 8,205
Western Midstream Operating, LP
3.555% due 01/13/23 (USD 3 Month
LIBOR + 1.100%)(Ê) 650 644
Total Short-Term Investments
(cost $615,526) 603,194
Total Investments - 97.3%
(identified cost $3,445,170) 3,197,819
Other Assets and Liabilities,
Net - 2.7%
88,983
Net Assets - 100.0%
3,286,802

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 187
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
24.2%
7-Eleven, Inc. 11/04/21 3,378,000 99.63 3,365
3,229
ABN AMRO Bank NV 06/21/21 3,745,000 109.06 4,084
3,739
Adani Ports & Special Economic Zone, Ltd. 07/09/20 3,264,000 98.06 3,201
3,020
AES Panama Generation Holdings SRL 04/26/21 3,981,000 103.25 4,110
3,264
African Export-Import Bank (The) 05/10/21 5,740,000 100.00 5,740
5,011
Aircastle , Ltd. 07/07/22 3,819,000 82.66 3,157
3,200
Alimentation Couche-Tard, Inc. 09/25/19 3,750,000 103.47 3,880
3,554
American Airlines Group, Inc. 04/12/21 450,000 103.55 466
443
American Airlines Group, Inc. 07/25/22 1,020,000 111.11 1,133
1,132
American Transmission Systems, Inc. 11/29/21 610,000 99.74 608
535
Americo Life, Inc. 04/12/21 430,000 99.75 429
359
AmFam Holdings, Inc. 04/09/21 370,000 103.42 383
302
AmFam Holdings, Inc. 04/12/21 450,000 100.13 450
388
Anglo American Capital PLC 04/12/21 930,000 111.16 1,034
911
Anglo American Capital PLC 02/03/22 3,677,000 102.97 3,786
3,617
Arbor Realty CLO, Ltd. 05/26/21 4,043,000 100.00 4,043
3,937
Arbor Realty CLO, Ltd. 01/26/22 11,240,000 100.00 11,240
10,938
Arbor Realty CLO, Ltd. 04/29/22 4,411,000 98.80 4,358
4,292
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 19,772,000 100.00 19,772
18,909
Arbor Realty Commercial Real Estate Notes, Ltd. 05/05/22 7,993,000 100.00 7,993
7,830
Ares LXI CLO, Ltd. 08/20/21 10,804,000 100.00 10,804
10,499
Ashtead Capital, Inc. 07/06/22 3,652,000 88.06 3,216
3,212
Australia & New Zealand Banking Group, Ltd. 01/06/22 3,628,000 104.75 3,800
3,636
Aviation Capital Group LLC 04/13/21 610,000 108.30 661
605
Avolon Holdings Funding, Ltd. 04/12/21 390,000 100.63 392
361
Avolon Holdings Funding, Ltd. 04/12/21 130,000 103.08 134
125
Banco de Credito del Peru 05/05/22 3,539,000 96.40 3,412
3,355
Banco Inbursa SA Institucion de Banca Multiple 07/13/21 3,195,000 104.68 3,345
3,157
Banco Internacional del Peru SAA Interbank 11/23/21 3,842,000 102.17 3,925
3,522
Banco Mercantil del Norte SA 04/09/21 640,000 108.97 697
608
Banco Santander Chile 01/04/22 2,946,000 101.87 3,001
2,824
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santander 06/02/22 3,149,000 102.73 3,235
3,212
Bank of China, Ltd. 04/13/21 3,100,000 107.57 3,335
3,176
Barings CLO, Ltd. 09/22/21 9,860,000 100.00 9,860
9,568
Bayer US Finance II LLC 07/15/21 3,163,000 103.99 3,289
3,164
Bayer US Finance LLC 05/27/22 3,288,000 100.14 3,293
3,229
BBVA Banco Continental SA 01/06/22 3,682,000 105.02 3,867
3,535
BBVA Bancomer SA 10/07/21 3,745,000 105.45 3,949
3,712
BDS, Ltd. 05/14/21 6,121,000 100.00 6,121
5,884
BDS, Ltd. 04/04/22 11,123,000 100.00 11,123
10,818
Bellemeade Re, Ltd. 04/23/21 1,988,765 100.92 2,007
2,005
Bellemeade Re, Ltd. 06/11/21 4,493,000 100.00 4,493
4,175
Bellemeade Re, Ltd. 06/11/21 2,279,000 100.00 2,279
2,061
Bellemeade Re, Ltd. 06/11/21 8,664,935 100.00 8,665
8,500
Bellemeade Re, Ltd. 09/23/21 7,422,000 100.00 7,422
7,131
Bellemeade Re, Ltd. 09/27/21 2,959,000 100.29 2,967
2,656
Bellemeade Re, Ltd. 01/25/22 3,523,000 100.00 3,523
3,323
Bellemeade Re, Ltd. 05/18/22 3,630,000 98.11 3,562
3,557
Bermuda Government International Bond 04/12/21 1,190,000 98.60 1,173
1,030
Berry Petroleum Corp. 04/13/21 690,000 98.66 681
648
Bharti Airtel International Netherlands BV 02/03/22 3,579,000 105.36 3,771
3,652
Bharti Airtel, Ltd. 09/10/21 3,807,000 106.59 4,058
3,794
Blackstone Holdings Finance Co. LLC 01/03/22 700,000 99.71 698
525
BNP Paribas SA 08/08/18 640,000 99.62 637
625
BNP Paribas SA 01/03/19 540,000 99.99 540
542
BNP Paribas SA 01/08/19 320,000 97.72 313
313
BNP Paribas SA 01/05/21 3,335,000 104.43 3,483
3,326
BNP Paribas SA 04/13/21 1,090,000 101.02 1,101
1,018
BNP Paribas SA 04/19/21 1,020,000 91.74 936
723
BNP Paribas SA 06/23/21 830,000 100.00 830
742
BNP Paribas SA 09/08/21 1,060,000 100.00 1,060
898
BOC Aviation USA Corp. 05/06/21 780,000 100.12 781
745
Bombardier, Inc. 02/02/22 431,000 117.74 507
373
BPCE SA 10/12/21 1,200,000 100.00 1,200
988
Broadcom, Inc. 04/16/21 1,030,000 99.89 1,029
825
BX Commercial Mortgage Trust 12/02/21 9,861,000 99.86 9,848
9,291

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
188 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
BX Commercial Mortgage Trust 12/17/21 2,398,700 99.98 2,398
2,333
CAMB Commercial Mortgage Trust 01/25/19 3,491,000 100.00 3,491
3,341
CAMB Commercial Mortgage Trust 10/22/21 13,042,000 102.91 13,422
11,452
Cameron LNG LLC 04/09/21 130,000 107.60 140
113
Canyon Capital CLO, Ltd. 03/16/22 6,749,000 98.83 6,670
6,550
Carlyle Holdings II Finance LLC 11/25/20 2,589,000 125.97 3,261
2,502
CCO Holdings LLC / CCO Holdings Capital Corp. 04/14/20 50,000 101.63 51
44
Chesapeake Energy Corp. 05/13/22 480,000 99.28 477
481
CHS/Community Health Systems, Inc. 04/12/21 510,000 103.48 528
283
Citigroup Mortgage Loan Trust, Inc. 08/03/15 446,674 91.37 408
400
Comision Federal de Electricidad 04/09/21 280,000 94.80 265
200
Comision Federal de Electricidad 04/12/21 360,000 97.11 350
286
Comision Federal de Electricidad 04/13/21 200,000 105.30 211
199
Commonwealth Bank of Australia 04/09/21 540,000 105.12 568
450
Commonwealth Bank of Australia 04/09/21 210,000 98.47 207
162
Commonwealth Bank of Australia 04/12/21 530,000 98.15 520
442
Continental Resources, Inc. 11/09/21 330,000 100.00 330
298
Continental Resources, Inc. 11/09/21 470,000 99.93 470
383
Cooperatieve Rabobank UA 03/30/22 1,220,000 100.00 1,220
1,127
Cooperatieve Rabobank UA 03/30/22 460,000 99.82 459
443
CORE Mortgage Trust 03/01/19 5,704,000 100.00 5,704
5,351
Coterra Energy, Inc. 09/20/19 830,000 98.90 821
809
Coterra Energy, Inc. 02/26/20 860,000 106.74 918
858
Coterra Energy, Inc. 04/12/21 650,000 104.19 677
650
Credicorp , Ltd. 04/12/22 3,707,000 95.89 3,555
3,427
Credit Agricole SA 04/12/21 780,000 109.34 853
829
Credit Agricole SA 04/26/21 3,759,000 104.87 3,942
3,675
Credit Agricole SA 06/17/21 3,624,000 98.82 3,581
3,226
Credit Suisse Group AG 04/14/21 470,000 107.41 505
437
Credit Suisse Group AG 04/14/21 1,510,000 108.48 1,638
1,276
Credit Suisse Group AG 05/10/21 1,600,000 100.00 1,600
1,286
Credit Suisse Group AG 03/07/22 620,000 98.00 607
549
Credit Suisse Group AG 03/21/22 200,000 92.38 185
165
Credit Suisse Group AG 06/16/22 2,970,000 100.17 2,975
3,154
Credit Suisse Mortgage Capital Certificates 07/10/20 2,250,000 96.52 2,172
2,140
Credit Suisse Mortgage Trust 05/28/19 5,766,000 100.00 5,766
5,592
CSL UK Holdings, Ltd. 04/20/22 320,000 99.65 319
326
CSL UK Holdings, Ltd. 04/20/22 160,000 99.72 159
161
CSL UK Holdings, Ltd. 04/20/22 380,000 99.80 379
383
CSL UK Holdings, Ltd. 04/20/22 240,000 99.91 240
241
DAE Funding LLC 06/15/21 500,000 99.63 498
468
Daimler Trucks Finance NA LLC 06/03/22 3,258,000 99.24 3,233
3,202
Danone SA 09/25/19 2,975,000 99.98 2,974
2,944
Danske Bank A/S 09/17/19 230,000 100.95 232
229
Danske Bank A/S 06/21/21 3,971,000 99.94 3,969
3,572
Danske Bank A/S 09/07/21 730,000 100.00 730
676
Danske Bank A/S 09/07/21 490,000 100.00 490
434
Danske Bank A/S 03/28/22 600,000 100.00 600
589
Danske Bank A/S 03/28/22 3,320,000 100.18 3,326
3,192
DBGS Mortgage Trust 04/03/19 4,612,000 101.20 4,667
3,943
DCP Midstream Operating, LP 12/11/19 323,000 103.71 338
322
Delta Air Lines, Inc. 05/14/20 900,000 98.33 885
940
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 860,000 102.01 877
849
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 04/13/21 1,870,000 101.32 1,895
1,827
DISH DBS Corp. 11/10/21 640,000 100.00 640
519
Dresdner Funding Trust I 03/02/22 477,000 123.26 588
522
Dryden 85 CLO, Ltd. 09/20/21 15,555,000 100.00 15,555
15,075
Dryden XXVIII Senior Loan Fund 08/03/17 3,028,000 100.00 3,028
2,999
Eagle Re, Ltd. 01/27/20 749,571 100.00 749
748
Eagle Re, Ltd. 12/17/20 2,609,000 100.22 2,615
2,576
Eagle Re, Ltd. 04/09/21 4,598,000 100.00 4,598
4,584
Eagle Re, Ltd. 10/29/21 5,953,000 100.00 5,953
5,765
EDP Finance BV 04/12/21 260,000 97.73 254
226
Electricite de France SA 03/02/21 310,000 104.67 325
293
Enel Finance International NV 09/25/19 2,929,000 100.48 2,943
2,713
Enel Finance International NV 09/13/21 915,000 100.11 916
811
EnLink Midstream LLC 04/13/21 810,000 99.72 808
786
EQM Midstream Partners, LP 05/31/22 500,000 100.00 500
511

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 189
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
EQT Corp. 05/10/21 110,000 100.00 110
101
EQT Corp. 05/17/22 250,000 97.24 243
240
Fidelity & Guaranty Life Holdings, Inc. 04/16/21 150,000 110.34 166
154
First Quantum Minerals, Ltd. 04/12/21 220,000 102.81 226
219
First Quantum Minerals, Ltd. 04/13/21 980,000 107.64 1,055
934
FirstEnergy Transmission LLC 11/01/21 351,000 106.44 374
349
Florida Gas Transmission Co. LLC 09/15/21 1,510,000 99.93 1,509
1,264
Freddie Mac Structured Agency Credit Risk Debt Notes 09/30/20 16,633 101.10 17
17
Fresnillo PLC 04/09/21 730,000 98.44 719
531
Genting New York LLC 04/16/21 1,410,000 100.26 1,414
1,282
Glencore Funding LLC 03/22/17 565,000 99.01 559
548
Glencore Funding LLC 02/01/19 110,000 95.17 105
106
Glencore Funding LLC 03/06/19 1,740,000 101.13 1,760
1,734
Glencore Funding LLC 04/13/21 450,000 100.34 452
414
Glencore Funding LLC 09/15/21 310,000 99.79 309
254
Goldentree Loan Management US CLO 7, Ltd. 04/01/21 4,156,000 100.00 4,156
4,016
GoodLeap Sustainable Home Improvements 10/21/21 3,942,299 99.99 3,942
3,399
GoodLeap Sustainable Home Solutions Trust 01/24/22 3,424,572 99.98 3,424
3,071
Greenwood Park CLO, Ltd. 02/28/18 3,133,000 100.10 3,136
3,073
Grupo Bimbo SAB de CV 11/03/21 3,181,000 104.75 3,332
3,169
GSAA Home Equity Trust 10/21/15 447,784 89.10 399
474
Hana Bank 01/04/22 3,640,000 105.82 3,852
3,652
Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd. 04/29/22 2,770,000 97.08 2,689
2,693
HGI CRE CLO, Ltd. 05/13/21 8,602,000 100.03 8,605
8,308
HGI CRE CLO, Ltd. 09/17/21 9,773,000 100.00 9,773
9,329
Highlands Holdings Bond Issuer, Ltd. / Highlands Holdings Bond Co.-Issuer,
Inc. 10/15/21 1,883,968 103.46 1,949
1,807
Hilton USA Trust 11/22/16 9,138,000 95.79 8,754
8,402
HMH Trust 06/09/17 7,770,000 99.98 7,768
7,298
HOM RE, Ltd. 01/28/21 585,262 100.00 585
584
HOM RE, Ltd. 01/28/21 2,345,000 100.00 2,345
2,318
Home RE, Ltd. 07/23/21 1,227,000 100.00 1,227
1,112
Home RE, Ltd. 07/23/21 2,576,000 100.00 2,576
2,398
Hospitality Mortgage Trust 05/16/19 5,274,582 100.00 5,275
4,962
Hospitality Mortgage Trust 12/10/19 3,586,219 100.11 3,590
3,338
ICICI Bank, Ltd. 11/03/20 3,094,000 103.76 3,210
3,007
Infraestuctura Energetica Nova SAB de CV 07/06/22 3,459,000 91.61 3,169
3,124
Intercorp Financial Services, Inc. 07/06/22 3,588,000 89.81 3,222
3,175
Intesa Sanpaolo SpA 01/05/18 280,000 99.98 280
279
Intesa Sanpaolo SpA 05/24/21 690,000 100.00 690
472
Intesa Sanpaolo SpA 11/04/21 610,000 100.50 613
466
Intesa Sanpaolo SpA 03/30/22 455,000 100.99 460
441
Irwin Home Equity Loan Trust 02/03/16 351,797 101.65 357
344
Jordan Government International Bond 06/14/22 730,000 92.66 676
679
JPMorgan Mortgage Trust 06/05/20 119,493 102.97 123
115
JPMorgan Mortgage Trust 06/05/20 190,632 103.56 197
188
JPMorgan Mortgage Trust 03/30/21 545,977 102.10 558
520
JPMorgan Mortgage Trust 04/26/21 16,151,165 101.88 16,455
15,147
JPMorgan Mortgage Trust 05/24/21 16,730,465 101.82 17,035
15,660
JPMorgan Mortgage Trust 06/24/21 13,407,747 102.54 13,748
12,532
JPMorgan Mortgage Trust 01/26/22 11,587,365 99.10 11,484
10,750
JPMorgan Mortgage Trust 03/23/22 12,743,501 96.05 12,240
11,831
JPMorgan Mortgage Trust 04/27/22 5,416,767 95.58 5,177
5,165
JPMorgan Wealth Mangement 07/30/20 1,630,450 103.60 1,689
1,489
KazMunayGas National Co. JSC 04/17/18 250,000 99.06 248
208
KKR Group Finance Co. II LLC 06/14/16 50,000 104.17 52
51
KKR Group Finance Co. II LLC 12/01/21 130,000 99.68 130
98
KKR Group Finance Co. III LLC 04/16/21 350,000 125.09 438
342
Kyndryl Holdings, Inc. 10/07/21 1,080,000 99.76 1,078
808
Kyndryl Holdings, Inc. 10/08/21 910,000 98.71 898
605
Lamar Funding, Ltd. 07/26/22 450,000 95.39 429
431
Liberty Mutual Group, Inc. 05/03/22 218,000 128.00 279
253
Lithia Motors, Inc. 06/04/21 460,000 102.90 473
409
Lithia Motors, Inc. 06/07/21 320,000 104.73 335
305
Madison Park Funding LII, Ltd. 11/18/21 5,000,000 100.00 5,000
4,823
Madison Park Funding XLVIII, Ltd. 01/15/21 3,863,000 100.00 3,863
3,791
Madison Park Funding XXVI, Ltd. 09/05/17 4,180,000 100.00 4,180
4,140
Magallanes, Inc. 03/09/22 2,550,000 100.00 2,550
2,245

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
190 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Magallanes, Inc. 03/09/22 2,520,000 100.00 2,520
2,238
Magallanes, Inc. 03/09/22 450,000 100.00 450
420
Magnetite Xxxiii, Ltd. 05/23/22 14,041,067 100.00 14,041
13,699
Marks & Spencer PLC 09/25/19 58,000 113.36 66
55
Mars, Inc. 04/09/21 740,000 93.69 693
563
Massachusetts Mutual Life Insurance Co. 04/09/21 520,000 100.84 524
407
MEG Energy Corp. 04/12/21 500,000 104.51 523
518
Meituan 01/05/21 3,618,000 101.38 3,668
3,190
Melco Resorts Finance, Ltd. 04/12/21 620,000 105.00 651
423
MF1 LLC 05/13/22 14,380,000 99.01 14,238
14,042
MHC Commercial Mortgage Trust 04/06/21 8,107,000 99.78 8,089
7,853
Midwest Connector Capital Co. LLC 12/04/19 2,885,000 101.98 2,942
2,838
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 1,180,000 103.95 1,227
1,192
Mitsubishi HC Capital, Inc. 12/21/21 3,344,000 102.97 3,443
3,347
Mondelez International Holdings Netherlands BV 01/04/21 1,696,000 103.40 1,754
1,645
Mondelez International Holdings Netherlands BV 11/05/21 1,741,000 99.48 1,732
1,633
Mondelez International, Inc. 11/05/21 500,000 98.80 494
453
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 35,996,000 0.43 156
156
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 58,208,000 1.62 941
941
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,268,000 98.75 5,202
4,517
Motiva Enterprises LLC 11/05/21 3,237,000 124.94 4,044
3,205
Nestle Holdings, Inc. 05/05/22 3,619,000 94.85 3,433
3,427
Neuberger Berman Loan Advisers CLO 24, Ltd. 08/24/21 2,318,000 100.13 2,321
2,285
New York Life Insurance Co. 04/09/21 480,000 107.76 517
408
New York Life Insurance Co. 04/09/21 180,000 120.83 218
161
NextEra Energy Operating Partners, LP 06/15/22 190,000 97.17 185
188
NGPL PipeCo LLC 09/26/19 2,298,000 127.01 2,919
2,568
Nippon Life Insurance Co. 04/09/21 890,000 96.23 856
734
Nissan Motor Acceptance Corp. 09/10/20 2,050,000 100.92 2,069
2,020
Nissan Motor Co., Ltd. 04/07/22 1,540,000 99.46 1,532
1,480
Nomura Resecuritization Trust 10/23/15 1,158,026 94.30 1,092
1,144
Northwestern Mutual Life Insurance Co. (The) 04/09/21 280,000 103.99 291
218
Northwestern Mutual Life Insurance Co. (The) 04/19/21 1,510,000 101.65 1,535
1,193
NRG Energy, Inc. 04/12/21 1,250,000 99.92 1,249
1,102
NTT Finance Corp. 04/26/21 690,000 99.77 688
597
NTT Finance Corp. 01/06/22 3,956,000 98.99 3,916
3,774
Nuveen LLC 03/11/19 400,000 103.09 412
400
NYACK Park CLO, Ltd. 09/02/21 10,790,000 100.00 10,790
10,471
Oaktown Re III, Ltd. 02/11/21 4,826,000 100.42 4,846
4,764
Oaktown Re VI, Ltd. 04/19/21 11,951,000 100.06 11,958
11,729
Oaktown Re VII, Ltd. 10/15/21 3,225,000 100.00 3,225
3,147
Oaktown Re, Ltd. 09/28/21 1,024,000 101.84 1,043
969
Oaktown Re, Ltd. 10/15/21 3,798,000 100.00 3,798
3,487
OCP CLO, Ltd. 10/28/21 8,147,000 100.00 8,147
7,859
OCP SA 06/10/21 390,000 99.42 388
316
OCP SA 06/11/21 230,000 100.42 231
161
Oncor Electric Delivery Co. LLC 05/17/22 170,000 99.64 169
177
Oversea-Chinese Banking Corp., Ltd. 11/03/21 3,136,000 105.41 3,306
3,155
Panasonic Corp. 09/13/21 3,963,000 103.53 4,103
3,864
Paraguay Government International Bond 04/26/21 520,000 113.75 592
450
Parsley Energy LLC / Parsley Finance Corp. 09/25/20 50,000 93.91 47
47
Petroleos del Peru SA 04/09/21 820,000 103.93 852
577
Preston Ridge Partners Mortgage LLC 12/01/20 1,578,809 100.00 1,579
1,512
Preston Ridge Partners Mortgage LLC 04/28/21 4,384,668 100.00 4,384
4,139
Preston Ridge Partners Mortgage Trust 11/03/21 836,433 100.00 836
787
Prodigy Finance Designated Activity Co. 07/20/21 3,088,417 100.06 3,090
3,031
Provincia de Buenos Aires 08/27/21 823,246 41.56 342
248
Provincia de Cordoba 04/12/21 750,000 65.53 492
423
Provincia de Cordoba 04/12/21 570,000 69.50 396
399
Radnor RE, Ltd. 01/21/20 1,973,508 100.00 1,974
1,964
Radnor RE, Ltd. 06/18/21 12,275,000 100.05 12,281
11,975
Radnor RE, Ltd. 11/05/21 3,830,498 100.00 3,831
3,786
Reliance Industries, Ltd. 10/01/19 2,934,000 103.22 3,029
2,935
Reliance Industries, Ltd. 01/05/22 1,540,000 99.77 1,536
1,332
Resorts World Las Vegas LLC / RWLV Capital, Inc. 02/02/22 600,000 97.37 584
488
Roche Holdings, Inc. 06/02/22 3,329,000 97.44 3,244
3,256
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 09/21/21 500,000 100.00 500
442
Rockies Express Pipeline LLC 05/06/20 300,000 92.37 277
252

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 191
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Rockies Express Pipeline LLC 03/23/21 98,000 100.50 99
91
Rockies Express Pipeline LLC 03/23/21 289,000 103.32 299
254
Rockies Express Pipeline LLC 07/07/22 117,000 84.03 98
99
SABIC Capiral II BV 10/01/19 2,930,000 101.60 2,977
2,932
Sands China, Ltd. 09/09/21 930,000 99.77 928
740
Sands China, Ltd. 09/09/21 600,000 99.81 599
499
Sands China, Ltd. 11/23/21 300,000 100.00 300
283
Santander UK PLC 10/02/18 2,653,000 109.24 2,898
2,468
Santander UK PLC 09/14/21 3,784,000 104.30 3,947
3,798
Saudi Arabian Oil Co. 10/08/21 4,109,000 99.92 4,106
3,850
Sealed Air Corp. 04/22/20 300,000 110.30 331
321
Sequoia Mortgage Trust 10/21/16 485,444 102.74 499
463
Sequoia Mortgage Trust 05/06/21 8,922,465 102.69 9,162
8,424
Siemens Financieringsmaatschappij NV 02/04/22 3,673,000 103.28 3,793
3,655
SK Hynix, Inc. 02/03/21 3,670,000 100.17 3,676
3,508
Sky, Ltd. 01/04/21 3,311,000 106.73 3,534
3,322
Sociedad Quimica y Minera de Chile SA 09/13/21 1,100,000 99.19 1,091
828
Societe Generale SA 04/27/21 3,653,000 101.46 3,706
3,667
Standard Chartered PLC 04/02/20 250,000 104.51 261
262
Standard Chartered PLC 12/07/21 3,998,000 98.76 3,949
3,272
State Bank of India 10/05/21 3,157,000 104.59 3,302
3,175
SURA Asset Management SA 07/08/21 3,220,000 105.06 3,383
3,228
Suzano Austria GmbH 04/26/21 420,000 129.87 545
434
Taurus CMBS 07/28/21 GBP 1,642,874 139.09 2,285
1,873
Taurus UK Designated Activity Co. 02/22/21 GBP 1,211,105 140.62 1,703
1,398
Teachers Insurance & Annuity Association of America 11/09/15 200,000 97.45 195
197
Tencent Holdings, Ltd. 04/15/21 480,000 99.97 480
365
Tennessee Gas Pipeline Co. LLC 05/16/22 1,640,000 97.86 1,605
1,460
Towd Point Mortgage Trust 08/17/20 6,285,314 101.76 6,396
5,955
UBS Group AG 01/28/19 1,910,000 102.82 1,964
1,945
UBS Group AG 04/09/21 550,000 124.70 686
532
UBS Group AG 01/04/22 350,000 100.00 350
271
UBS Group AG 01/06/22 270,000 100.00 270
240
UniCredit SpA 04/22/20 231,000 105.03 243
214
UniCredit SpA 03/03/22 3,906,000 95.87 3,744
3,489
United Airlines, Inc. 04/14/21 140,000 101.32 142
129
United Airlines, Inc. 03/30/22 910,000 98.66 898
874
Valeant Pharmaceuticals International, Inc. 05/16/22 600,000 92.90 557
534
VICI Properties, Inc. 07/06/22 3,234,000 97.03 3,138
3,220
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 2,948,543 138.65 4,088
3,585
WEA Finance LLC / Westfield UK & Europe Finance PLC 04/09/21 640,000 103.45 662
506
WEA Finance LLC / Westfield UK & Europe Finance PLC 07/07/22 915,000 98.72 903
884
Woori Bank 01/04/22 3,671,000 105.43 3,870
3,704
Wynn Macau, Ltd. 08/25/20 200,000 98.86 198
153
Wynn Macau, Ltd. 04/26/21 800,000 103.64 829
624
Wynn Macau, Ltd. 09/16/21 320,000 95.16 304
252
Wynn Macau, Ltd. 03/23/22 200,000 91.50 183
164
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 04/12/21 680,000 105.94 720
687
Yara International ASA 04/11/22 3,572,000 98.81 3,530
3,447
ZF NA Capital, Inc. 05/05/20 2,734,000 95.78 2,608 2,602
795,113
For a description of restricted securities see note 5 in the Notes to Quarterly Report.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
192 Strategic Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 820 AUD 102,474 09/22
3,468
United States 2 Year Treasury Note Futures 1,376 USD 289,594 09/22
(1,054)
United States 5 Year Treasury Note Futures 3,357 USD 381,780 09/22
2,767
United States 10 Year Treasury Note Futures 2,693 USD 326,232 09/22
5,178
United States 10 Year Ultra Treasury Note Futures 2,705 USD 355,031 09/22
9,637
United States Treasury Long Bond Futures 221 USD 31,824 09/22
739
United States Treasury Ultra Bond Futures 1,299 USD 205,648 09/22 1,231
Short Positions
Euro- Btp Futures 101 EUR 12,759 09/22
(1,023)
Euro-Bund Futures 632 EUR 99,628 09/22
(3,838)
Euro- Buxl Futures 17 EUR 3,159 09/22
(170)
Euro-Schatz Futures 38 EUR 4,185 09/22
(25)
Japanese 10 Year Government Bond Futures 41 JPY 6,170,910 09/22
(415)
Long Gilt Futures 575 GBP 67,954 09/22
(1,216)
United States 2 Year Treasury Note Futures 458 USD 96,391 09/22
288
United States 5 Year Treasury Note Futures 200 USD 22,745 09/22
(242)
United States 10 Year Treasury Note Futures 457 USD 55,361 09/22
(613)
United States 10 Year Ultra Treasury Note Futures 46 USD 6,038 09/22
(147)
United States Treasury Long Bond Futures 188 USD 27,072 09/22
(742)
United States Treasury Ultra Bond Futures 82 USD 12,982 09/22 (41)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 13,782
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 26,896 NOK 263,012 08/08/22 322
Bank of America NOK 263,012 USD 26,619 08/08/22 (598)
Bank of New York USD 19,925 GBP 16,368 08/08/22 11
Bank of New York GBP 22,009 USD 26,701 08/08/22 (106)
BNP Paribas USD 4,398 EUR 4,339 10/18/22 60
Citigroup USD 341 AUD 497 10/18/22 7
Citigroup USD 4,431 AUD 6,622 10/25/22 201
Citigroup USD 3,508 BRL 19,179 08/02/22 199
Citigroup USD 3,697 BRL 19,179 08/02/22 10
Citigroup USD 171 CAD 220 10/25/22 1
Citigroup USD 1,413 CAD 1,816 10/25/22 4
Citigroup USD 4,376 CLP 4,184,085 10/25/22 199
Citigroup USD 3,066 EUR 3,000 10/25/22 19
Citigroup USD 12 INR 978 10/25/22 —
Citigroup USD 529 MXN 11,002 10/25/22 2
Citigroup USD 267 NZD 434 10/25/22 6
Citigroup USD 3,146 THB 114,781 10/25/22 (9)
Citigroup USD 1,049 ZAR 17,327 08/02/22 (7)
Citigroup BRL 19,179 USD 3,749 08/02/22 42
Citigroup BRL 19,179 USD 3,697 08/02/22 (10)
Citigroup BRL 19,179 USD 3,424 11/03/22 (191)
Citigroup CAD 2,037 USD 1,557 10/25/22 (33)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 193
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup CLP 371,143 USD 347 10/25/22 (59)
Citigroup CLP 470,452 USD 472 10/25/22 (42)
Citigroup CLP 470,924 USD 472 10/25/22 (43)
Citigroup CLP 490,232 USD 491 10/25/22 (46)
Citigroup CLP 522,650 USD 495 10/25/22 (76)
Citigroup CLP 525,151 USD 495 10/25/22 (79)
Citigroup CLP 652,177 USD 654 10/25/22 (59)
Citigroup CLP 794,304 USD 743 10/25/22 (125)
Citigroup CZK 6,628 EUR 263 10/25/22 (5)
Citigroup CZK 105,421 EUR 4,156 10/25/22 (113)
Citigroup EUR 2,140 NOK 22,152 10/25/22 191
Citigroup EUR 775 USD 796 10/25/22 (1)
Citigroup EUR 1,194 USD 1,230 10/25/22 2
Citigroup EUR 1,375 USD 1,411 10/25/22 (3)
Citigroup EUR 9,495 USD 9,530 10/25/22 (233)
Citigroup EUR 67,413 USD 68,327 10/25/22 (985)
Citigroup GBP 4,648 EUR 5,466 10/25/22 (103)
Citigroup GBP 330 USD 395 10/25/22 (8)
Citigroup GBP 1,052 USD 1,247 10/25/22 (36)
Citigroup IDR 3,859,843 USD 256 10/18/22 (3)
Citigroup IDR 4,818,900 USD 319 10/18/22 (5)
Citigroup JPY 14,359,224 USD 104,464 10/25/22 (3,953)
Citigroup MXN 465,004 USD 22,052 10/25/22 (405)
Citigroup NZD 434 USD 269 10/25/22 (4)
Citigroup PLN 305 EUR 63 10/25/22 1
Citigroup PLN 978 EUR 203 10/25/22 2
Citigroup PLN 1,084 EUR 226 10/25/22 3
Citigroup PLN 1,882 EUR 392 10/25/22 6
Citigroup PLN 2,484 EUR 516 10/25/22 5
Citigroup PLN 11,104 EUR 2,255 10/25/22 (86)
Citigroup THB 115,826 USD 3,150 10/25/22 (15)
Citigroup ZAR 17,327 USD 1,040 10/25/22 7
Citigroup ZAR 140,193 USD 8,090 10/25/22 (269)
Deutsche Bank GBP 55,698 USD 68,154 08/19/22 299
Goldman Sachs USD 824 BRL 4,620 10/18/22 50
Goldman Sachs USD 398 GBP 327 08/19/22 —
Goldman Sachs USD 423 GBP 348 08/19/22 1
Goldman Sachs USD 1 GBP 1 10/18/22 —
Morgan Stanley USD 1,874 MXN 39,250 10/18/22 24
State Street USD 378 EUR 372 08/08/22 2
State Street USD 6,612 EUR 6,334 08/08/22 (136)
State Street USD 762 GBP 604 08/19/22 (26)
State Street USD 7,311 GBP 6,026 08/19/22 30
State Street USD 317 NZD 505 08/08/22 1
State Street USD 13,260 NZD 21,255 08/08/22 108
State Street USD 27,331 SEK 280,093 08/08/22 240
State Street CAD 211 USD 164 08/08/22 (1)
State Street CAD 17,287 USD 13,403 08/08/22 (96)
State Street JPY 41,378 USD 308 08/08/22 (3)
State Street JPY 1,814,986 USD 13,376 08/08/22 (239)
UBS USD 653 GBP 517 08/19/22 (23)
UBS USD 708 GBP 583 08/19/22 3
UBS CHF 720 USD 753 08/08/22 (4)
UBS CHF 38,515 USD 40,425 08/08/22 (52)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (6,232)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
194 Strategic Bond Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup GBP 21,000 2.843%
(3)
SONIA
(3)
10/25/24
— 153 153
Citigroup GBP 24,500 2.743%
(3)
SONIA
(3)
10/25/24
— 121 121
Citigroup GBP 24,500 2.755%
(3)
SONIA
(3)
10/25/24
— 128 128
Citigroup GBP 78,400 2.650%
(3)
SONIA
(3)
10/25/24
— 218 218
Citigroup ZAR 210,000 3 Month JIBAR
(2)
7.740%
(2)
10/25/24
— (41) (41)
Citigroup EUR 9,120 6 Month EURIBOR
(3)
1.623%
(4)
10/25/27
— (108) (108)
Citigroup EUR 42,790 1.880%
(4)
6 Month EURIBOR
(3)
10/25/32
— 801 801
Citigroup JPY 6,233,666 TONAR
(3)
0.363%
(3)
10/25/32 — (96) (96)
Total Open Interest Rate Swap Contracts (å) — 1,176 1,176
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging Markets Index Goldman Sachs USD 64,300 (1.000%)
(2)
06/20/27
7,027 (951) 6,076
CDX NA High Yield Index Goldman Sachs USD 47,817 (5.000%)
(2)
06/20/27
(1,194) 643 (551)
CDX NA Investment Grade Index Bank of America USD 193,000 (1.000%)
(2)
06/20/27 (2,430) 726 (1,704)
Total Open Credit Indices - Purchase Protection Contracts 3,403 418 3,821
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Investment Grade Index Citigroup USD 22,996 1.000%
(2)
06/20/27 151 52 203
Total Open Credit Indices - Sell Protection Contracts 151 52 203
Total Open Credit Default Swap Contracts (å) 3,554 470 4,024
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 59,149 $ —
$ —
$ 59,149
Corporate Bonds and Notes — 671,598 —
—
671,598

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 195
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
International Debt — 661,219 —
—
661,219
Loan Agreements — 5,957 —
—
5,957
Mortgage-Backed Securities — 443,325 —
—
443,325
Municipal Bonds — 1,934 —
—
1,934
Non-US Bonds — 190,943 —
—
190,943
United States Government Treasuries — 560,500 —
—
560,500
Common Stocks — — —
—
—
Short-Term Investments — 132,439 — 470,755 603,194
Total Investments
— 2,727,064 — 470,755 3,197,819
Other Financial Instruments
Assets
Futures Contracts 23,308 — — — 23,308
Foreign Currency Exchange Contracts — 2,058 — — 2,058
Interest Rate Swap Contracts — 1,421 — — 1,421
Credit Default Swap Contracts — 6,279 — — 6,279
Liabilities
Futures Contracts (9,526) — — — (9,526)
Foreign Currency Exchange Contracts — (8,290) — — (8,290)
Interest Rate Swap Contracts — (245) — — (245)
Credit Default Swap Contracts — (2,255) — — (2,255)
Total Other Financial Instruments
*
$ 13,782 $ (1,032) $ — $ — $ 12,750
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2022, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2022, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Andorra
15,527
Argentina
2,063
Australia
12,144

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
196 Strategic Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Belgium
14,452
Bermuda
91,423
Brazil
12,471
Canada
43,834
Cayman Islands
164,831
Chile
8,436
China
12,523
Colombia
7,692
Denmark
8,692
Egypt
13,420
Finland
222
France
27,164
Germany
23,569
Hong Kong
423
India
20,915
Indonesia
1,550
Ireland
10,614
Israel
306
Italy
13,145
Japan
129,933
Jordan
679
Kazakhstan
208
Macao
5,283
Mexico
52,214
Morocco
477
Netherlands
20,943
Nigeria
2,913
Norway
3,718
Oman
10,191
Panama
3,783
Paraguay
450
Peru
21,654
Portugal
226
Romania
16,900
Saudi Arabia
6,782
Singapore
3,900
South Africa
14,009
South Korea
10,864
Spain
3,398
Switzerland
12,739
Togo
3,135
Tunisia
4,471
United Arab Emirates
468
United Kingdom
97,849
United States
2,264,063
Zambia
1,153
Total Investments 3,197,819

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 197
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 89.9%
Asset-Backed Securities - 1.4%
ACE Securities Corp. Home Equity Loan
Trust
Series 2007-SL2 Class A
1.537% due 05/25/37 (USD 1 Month
LIBOR + 0.700%)(Ê) 169 168
BDS, Ltd.
Series 2022-FL11 Class ATS
2.100% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 2,246 2,185
Credit-Based Asset Servicing &
Securitization LLC
Series 2004-CB7 Class AF5
4.090% due 09/25/34 (~)(Ê) 33 31
GoodLeap Sustainable Home
Improvements
Series 2021-5CS Class A
2.310% due 10/20/48 (Þ) 850 732
GoodLeap Sustainable Home Solutions
Trust
Series 2022-1GS Class A
2.700% due 01/20/49 (Þ) 742 665
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 550 549
MF1 LLC
Series 2022-FL9 Class A
2.960% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 3,078 3,007
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 777 736
8,073
Corporate Bonds and Notes - 21.8%
AbbVie, Inc.
Series WI
2.600% due 11/21/24 345 338
Advocate Health & Hospitals Corp.
Series 2020
2.211% due 06/15/30 575 506
Aetna, Inc.
6.750% due 12/15/37 175 205
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/25 340 337
Alleghany Corp.
3.250% due 08/15/51 620 471
Ally Financial, Inc.
1.450% due 10/02/23 200 194
8.000% due 11/01/31 257 286
Altria Group, Inc.
2.450% due 02/04/32 1,255 989
10.200% due 02/06/39 579 780
5.800% due 02/14/39 305 289
3.400% due 02/04/41 397 275
Amazon.com, Inc.
0.450% due 05/12/24 301 288
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.100% due 05/12/51 250 210
American Campus Communities
Operating Partnership, LP
3.875% due 01/30/31 145 146
American Homes 4 Rent, LP
4.250% due 02/15/28 291 285
American International Group, Inc.
Series A-9
5.750% due 04/01/48 (USD 3 Month
LIBOR + 2.868%)(Ê) 346 316
American Tower Corp.
3.375% due 05/15/24 341 338
Amgen, Inc.
3.000% due 02/22/29 280 267
3.150% due 02/21/40 740 623
3.000% due 01/15/52 545 411
Analog Devices, Inc.
1.700% due 10/01/28 240 217
2.100% due 10/01/31 210 186
Aon Corp.
8.205% due 01/01/27 244 263
Apollo Management Holdings, LP
4.000% due 05/30/24 (Þ) 195 193
4.400% due 05/27/26 (Þ) 230 229
5.000% due 03/15/48 (Þ) 90 88
Apple, Inc.
4.500% due 02/23/36 302 331
4.650% due 02/23/46 200 216
Applied Materials, Inc.
5.100% due 10/01/35 291 323
Ares Capital Corp.
3.875% due 01/15/26 303 285
AstraZeneca PLC
0.700% due 05/28/24 301 287
AT&T, Inc.
6.800% due 05/15/36 525 607
3.500% due 06/01/41 445 373
Series WI
8.750% due 11/15/31 415 532
4.900% due 08/15/37 780 799
6.000% due 08/15/40 150 165
3.550% due 09/15/55 475 370
Athene Global Funding
2.950% due 11/12/26 (Þ) 1,145 1,065
Athene Holding, Ltd.
4.125% due 01/12/28 240 230
AvalonBay Communities, Inc.
Series GMTN
3.500% due 11/15/24 339 338
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.186%)(Ê) 355 308
Bank of America Corp.
3.366% due 01/23/26 (USD 3 Month
LIBOR + 0.810%)(Ê) 1,230 1,202
2.572% due 10/20/32 (SOFR +
1.210%)(Ê) 390 334

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
198 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 360 362
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 1,045 862
4.443% due 01/20/48 (USD 3 Month
LIBOR + 1.990%)(Ê) 347 334
Series MTN
4.000% due 01/22/25 980 983
Bank of America NA
Series BKNT
6.000% due 10/15/36 310 355
Barings BDC, Inc.
3.300% due 11/23/26 (Þ) 379 330
Becton Dickinson and Co.
3.363% due 06/06/24 263 261
3.734% due 12/15/24 79 79
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 283 289
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 365 278
3.850% due 03/15/52 540 490
Berkshire Hathaway, Inc.
3.125% due 03/15/26 290 291
Berry Global, Inc.
Series WI
0.950% due 02/15/24 361 343
Blackstone Private Credit Fund
2.625% due 12/15/26 (Þ) 435 371
Blackstone Secured Lending Fund
Series WI
3.625% due 01/15/26 520 491
BMW US Capital LLC
3.250% due 04/01/25 (Þ) 215 214
Boardwalk Pipelines, LP
4.800% due 05/03/29 335 330
Boeing Co. (The)
2.196% due 02/04/26 810 754
3.200% due 03/01/29 430 389
5.705% due 05/01/40 290 289
5.805% due 05/01/50 140 139
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 565 546
Bristol-Myers Squibb Co.
2.950% due 03/15/32 285 274
3.700% due 03/15/52 315 286
Broadcom, Inc.
3.419% due 04/15/33 (Þ) 470 405
4.926% due 05/15/37 (Þ) 258 245
Series WI
4.150% due 11/15/30 191 181
Brown & Brown, Inc.
4.200% due 09/15/24 285 285
Cantor Fitzgerald, LP
4.500% due 04/14/27 (Þ) 385 374
Capital One Financial Corp.
3.300% due 10/30/24 290 285
Carrier Global Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
2.242% due 02/15/25 351 339
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 389 335
Celanese US Holdings LLC
6.050% due 03/15/25 665 670
6.330% due 07/15/29 270 278
6.379% due 07/15/32 240 246
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.908% due 07/23/25 380 385
4.200% due 03/15/28 375 363
Cheniere Corpus Christi Holdings LLC
Series WI
7.000% due 06/30/24 267 277
3.700% due 11/15/29 227 213
2.742% due 12/31/39 435 350
Chevron Corp.
3.900% due 11/15/24 333 338
1.554% due 05/11/25 359 345
Cigna Corp.
Series WI
4.125% due 11/15/25 475 482
4.800% due 08/15/38 233 238
Cisco Systems, Inc.
3.625% due 03/04/24 281 284
Citadel Finance LLC
3.375% due 03/09/26 (Þ) 590 544
Citadel, LP
4.875% due 01/15/27 (Þ) 625 612
Citigroup, Inc.
4.140% due 05/24/25 (SOFR +
1.372%)(Ê) 450 450
4.910% due 05/24/33 (SOFR +
2.086%)(Ê) 440 453
6.000% due 10/31/33 321 350
8.125% due 07/15/39 450 611
Comcast Corp.
3.700% due 04/15/24 290 292
Series WI
2.937% due 11/01/56 136 99
CommonSpirit Health
4.350% due 11/01/42 205 189
4.187% due 10/01/49 785 672
Constellation Brands, Inc.
4.400% due 11/15/25 385 392
Consumers Energy Co.
2.650% due 08/15/52 825 618
CoStar Group, Inc.
2.800% due 07/15/30 (Þ) 645 546
Costco Wholesale Corp.
1.375% due 06/20/27 315 291
CVS Health Corp.
4.780% due 03/25/38 125 125
5.050% due 03/25/48 580 589
Deere & Co.
2.750% due 04/15/25 205 203

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 199
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Devon Energy Corp.
7.875% due 09/30/31 425 507
4.750% due 05/15/42 190 179
DH Europe Finance II SARL
2.600% due 11/15/29 314 291
Diamondback Energy, Inc.
3.125% due 03/24/31 270 244
4.250% due 03/15/52 185 159
Discovery Communications LLC
Class A
5.000% due 09/20/37 610 575
Dominion Energy South Carolina, Inc.
4.600% due 06/15/43 90 88
Dominion Energy, Inc.
3.071% due 08/15/24 (~)(Ê) 285 280
Enable Midstream Partners, LP
Series WI
3.900% due 05/15/24 355 353
Enbridge Energy Partners, LP
5.500% due 09/15/40 295 304
Energy Transfer, LP
4.000% due 10/01/27 455 440
5.250% due 04/15/29 420 425
3.750% due 05/15/30 675 627
Enterprise Products Operating LLC
3.750% due 02/15/25 340 342
EPR Properties Co.
4.750% due 12/15/26 351 331
Equifax, Inc.
2.600% due 12/15/25 595 565
Essential Properties, LP
2.950% due 07/15/31 475 380
Essential Utilities, Inc.
4.276% due 05/01/49 190 172
Exxon Mobil Corp.
2.992% due 03/19/25 345 344
4.227% due 03/19/40 235 232
3.452% due 04/15/51 420 363
F&G Global Funding
1.750% due 06/30/26 (Þ) 295 267
Farmers Exchange Capital III
5.454% due 10/15/54 (USD 3 Month
LIBOR + 3.454%)(Ê)(Þ) 290 291
Freeport-McMoRan, Inc.
4.125% due 03/01/28 495 467
FS KKR Capital Corp.
1.650% due 10/12/24 560 519
4.125% due 02/01/25 358 344
GA Global Funding Trust
1.625% due 01/15/26 (Þ) 405 370
GE Capital International Funding Co.,
ULC
Series WI
4.418% due 11/15/35 1,125 1,111
General Dynamics Corp.
3.250% due 04/01/25 344 345
General Mills, Inc.
4.000% due 04/17/25 278 281
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
General Motors Co.
6.600% due 04/01/36 380 400
5.950% due 04/01/49 1,040 995
Georgia Power Co.
4.300% due 03/15/43 565 513
GlaxoSmithKline Capital PLC
3.625% due 05/15/25 333 337
GLP Capital, LP / GLP Financing II, Inc.
5.300% due 01/15/29 327 323
Goldman Sachs Group, Inc. (The)
3.272% due 09/29/25 (USD 3 Month
LIBOR + 1.201%)(Ê) 660 647
3.102% due 02/24/33 (SOFR +
1.410%)(Ê) 1,325 1,185
6.345% due 02/15/34 725 793
6.450% due 05/01/36 310 351
4.411% due 04/23/39 (USD 3 Month
LIBOR + 1.430%)(Ê) 50 48
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 475 401
Golub Capital BDC, Inc.
2.500% due 08/24/26 332 288
HCA, Inc.
5.500% due 06/15/47 315 304
Hess Corp.
6.000% due 01/15/40 425 444
5.600% due 02/15/41 315 317
HF Sinclair Corp.
5.875% due 04/01/26 (Þ) 285 292
HSBC Bank NA
Series BKNT
7.000% due 01/15/39 615 743
HSBC USA, Inc.
7.200% due 07/15/97 245 309
Humana, Inc.
0.650% due 08/03/23 590 573
Intercontinental Exchange, Inc.
4.950% due 06/15/52 145 149
International Business Machines Corp.
3.000% due 05/15/24 472 469
International Paper Co.
8.700% due 06/15/38 270 354
7.300% due 11/15/39 150 179
Jackson Financial, Inc.
3.125% due 11/23/31 (Þ) 505 410
JBS USA LUX SA / JBS USA Food Co. /
JBS USA Finance, Inc.
6.500% due 12/01/52 (Þ) 345 348
Jefferies Group LLC
6.500% due 01/20/43 306 309
Johnson & Johnson
2.900% due 01/15/28 287 285
JPMorgan Chase & Co.
7.750% due 07/15/25 260 288
3.200% due 06/15/26 190 188
8.750% due 09/01/30 405 506
2.963% due 01/25/33 (SOFR +
1.260%)(Ê) 225 200

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
200 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.586% due 04/26/33 (SOFR +
1.800%)(Ê) 355 359
3.157% due 04/22/42 (SOFR +
1.460%)(Ê) 1,000 816
Kellogg Co.
Series B
7.450% due 04/01/31 238 284
Keurig Dr Pepper, Inc.
Series WI
4.597% due 05/25/28 282 291
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 298 343
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 225 220
Kraft Heinz Foods Co.
5.000% due 06/04/42 715 692
Series WI
3.000% due 06/01/26 295 286
Kroger Co. (The)
3.500% due 02/01/26 286 286
Kyndryl Holdings, Inc.
2.050% due 10/15/26 (Þ) 950 802
Laboratory Corp. of America Holdings
2.300% due 12/01/24 353 341
Lehman Brothers Holdings
5.857% due 11/30/56 (Š)(Æ)(Ø) 1,450 —
Leidos, Inc.
Series WI
3.625% due 05/15/25 160 158
Lennar Corp.
4.500% due 04/30/24 306 307
Loews Corp.
6.000% due 02/01/35 337 378
Lowe's Cos., Inc.
3.125% due 09/15/24 285 283
Magallanes, Inc.
5.050% due 03/15/42 (Þ) 256 227
5.141% due 03/15/52 (Þ) 795 700
Main Street Capital Corp.
5.200% due 05/01/24 278 278
Markel Corp.
5.000% due 04/05/46 334 322
Marsh & McLennan Cos., Inc.
3.500% due 06/03/24 286 286
Massachusetts Mutual Life Insurance Co.
3.200% due 12/01/61 (Þ) 570 408
McDonald's Corp.
3.375% due 05/26/25 285 285
Mercury General Corp.
4.400% due 03/15/27 590 583
Microsoft Corp.
3.450% due 08/08/36 330 329
Mid-America Apartments, LP
3.750% due 06/15/24 283 282
Midwest Connector Capital Co. LLC
3.900% due 04/01/24 (Þ) 355 349
Mondelez International, Inc.
1.875% due 10/15/32 398 325
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Morgan Stanley
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 240 219
2.943% due 01/21/33 (SOFR +
1.290%)(Ê) 325 290
Series MTN
2.511% due 10/20/32 (SOFR +
1.200%)(Ê) 370 317
Motiva Enterprises LLC
6.850% due 01/15/40 (Þ) 333 330
MPLX, LP
4.800% due 02/15/29 195 196
4.500% due 04/15/38 190 173
4.950% due 03/14/52 260 238
MultiCare Health System
2.803% due 08/15/50 715 518
Mutual of Omaha Insurance Co.
4.297% due 07/15/54 (USD 3 Month
LIBOR + 2.640%)(Ê)(Þ) 295 285
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 195 166
New York Society For The Relief Of The
Ruptured And Crippled
Series 2020
2.667% due 10/01/50 340 241
Newmark Group, Inc.
Series WI
6.125% due 11/15/23 760 764
NextEra Energy Capital Holdings, Inc.
5.650% due 05/01/79 (USD 3 Month
LIBOR + 3.156%)(Ê) 320 295
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 297 332
Oaktree Specialty Lending Corp.
3.500% due 02/25/25 440 422
Office Properties Income Trust
2.650% due 06/15/26 334 278
Ohio National Financial Services, Inc.
5.550% due 01/24/30 (Þ) 750 735
Old Republic International Corp.
3.850% due 06/11/51 305 241
Omega Healthcare Investors, Inc.
Series WI
5.250% due 01/15/26 281 282
OneSky Class A Loan Trust
Series A
3.875% due 07/15/29 2,309 2,026
Oracle Corp.
2.950% due 04/01/30 270 239
3.900% due 05/15/35 385 331
3.800% due 11/15/37 160 132
3.600% due 04/01/40 1,371 1,064
4.375% due 05/15/55 380 303
Owl Rock Capital Corp.
4.250% due 01/15/26 294 278
Pacific Gas and Electric Co.
1.700% due 11/15/23 565 546
2.950% due 03/01/26 311 285
2.100% due 08/01/27 685 586

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 201
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 02/01/31 635 507
4.200% due 06/01/41 360 276
Pacific Life Insurance Co.
4.300% due 10/24/67 (USD 3 Month
LIBOR + 2.796%)(Ê)(Þ) 255 223
Paramount Global
4.750% due 05/15/25 224 228
5.900% due 10/15/40 380 366
6.375% due 03/30/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.999%)(Ê) 440 416
PayPal Holdings, Inc.
5.050% due 06/01/52 560 583
PepsiCo, Inc.
2.625% due 03/19/27 357 349
Philip Morris International, Inc.
2.875% due 05/01/24 341 338
4.375% due 11/15/41 635 543
Pioneer Natural Resources Co.
1.125% due 01/15/26 313 284
Potomac Electric Power Co.
3.600% due 03/15/24 350 351
Principal Life Global Funding II
2.250% due 11/21/24 (Þ) 365 351
Procter & Gamble Co. (The)
2.800% due 03/25/27 386 381
Progress Energy, Inc.
7.750% due 03/01/31 295 352
Prospect Capital Corp.
3.706% due 01/22/26 380 342
3.364% due 11/15/26 377 326
Prudential Financial, Inc.
3.700% due 10/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.035%)(Ê) 339 297
Public Service Co. of Oklahoma
Series G
6.625% due 11/15/37 115 133
Public Service Electric & Gas Co.
3.250% due 09/01/23 230 230
3.700% due 05/01/28 210 211
PVH Corp.
Series WI
4.625% due 07/10/25 315 315
QUALCOMM, Inc.
Series WI
1.300% due 05/20/28 279 249
QVC, Inc.
4.850% due 04/01/24 705 690
Raytheon Technologies Corp.
Series WI
3.200% due 03/15/24 287 286
Realty Income Corp.
3.875% due 07/15/24 281 282
Republic Services, Inc.
2.500% due 08/15/24 346 339
Royalty Pharma PLC
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.750% due 09/02/23 370 358
1.200% due 09/02/25 395 363
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 220 225
5.000% due 03/15/27 480 488
Sabra Health Care, LP
3.900% due 10/15/29 1,055 949
3.200% due 12/01/31 450 368
Series WI
5.125% due 08/15/26 287 282
Santander Holdings USA, Inc.
3.450% due 06/02/25 670 649
Series FXD
3.500% due 06/07/24 286 283
Schlumberger Finance Canada, Ltd.
1.400% due 09/17/25 405 382
Sealed Air Corp.
1.573% due 10/15/26 (Þ) 320 284
Sherwin-Williams Co. (The)
2.300% due 05/15/30 420 365
Simon Property Group, LP
2.450% due 09/13/29 300 263
Southern California Edison Co.
6.650% due 04/01/29 304 331
Southern Co. (The)
4.475% due 08/01/24 (~)(Ê) 281 283
Southern Power Co.
5.150% due 09/15/41 306 303
Southwest Airlines Co.
5.125% due 06/15/27 600 622
Spectra Energy Partners, LP
4.500% due 03/15/45 372 341
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
5.152% due 03/20/28 (Þ) 450 455
SVB Financial Group
Series E
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.064%)(Ê)(ƒ) 550 439
Synchrony Financial
3.950% due 12/01/27 346 325
TCI Communications, Inc.
7.875% due 02/15/26 340 386
Teledyne FLIR LLC
2.500% due 08/01/30 205 174
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 875 779
8.375% due 06/15/32 515 622
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 351 337
Thermo Fisher Scientific, Inc.
4.100% due 08/15/47 303 302
Time Warner Cable LLC
6.550% due 05/01/37 758 792
7.300% due 07/01/38 380 411
6.750% due 06/15/39 520 529

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
202 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Time Warner Entertainment Co., LP
8.375% due 07/15/33 866 1,032
T-Mobile USA, Inc.
Series WI
4.500% due 04/15/50 415 384
TSMC Arizona Corp.
1.750% due 10/25/26 270 250
2.500% due 10/25/31 235 206
TWDC Enterprises 18 Corp.
Series MTNB
7.000% due 03/01/32 267 328
Tyson Foods, Inc.
4.875% due 08/15/34 307 321
UnitedHealth Group, Inc.
3.750% due 07/15/25 337 343
3.050% due 05/15/41 225 191
Unum Group
5.750% due 08/15/42 296 282
US Bancorp
4.967% due 07/22/33 (SOFR +
2.110%)(Ê) 1,045 1,085
Utah Acquisition Sub, Inc.
Series WI
3.950% due 06/15/26 550 521
Verizon Communications, Inc.
0.750% due 03/22/24 297 286
7.750% due 12/01/30 1,565 1,936
3.550% due 03/22/51 170 143
Series WI
4.272% due 01/15/36 980 966
ViacomCBS, Inc.
4.600% due 01/15/45 235 190
VICI Properties, Inc.
4.500% due 09/01/26 (Þ) 301 287
Vistra Operations Co. LLC
4.875% due 05/13/24 (Þ) 520 516
4.300% due 07/15/29 (Þ) 275 254
Vontier Corp.
Series WI
1.800% due 04/01/26 370 326
2.950% due 04/01/31 330 262
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 310 259
Walmart, Inc.
5.875% due 04/05/27 308 345
Walt Disney Co. (The)
3.700% due 03/23/27 338 342
Wells Fargo & Co.
3.012% due 01/15/27 (USD 3 Month
LIBOR + 0.500%)(Ê) 370 343
3.196% due 06/17/27 (USD 3 Month
LIBOR + 1.170%)(Ê) 1,095 1,053
3.350% due 03/02/33 (SOFR +
1.500%)(Ê) 435 399
5.950% due 12/15/36 100 106
Westinghouse Air Brake Technologies
Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.400% due 03/15/24 391 392
Williams Cos., Inc. (The)
5.800% due 11/15/43 160 166
121,717
International Debt - 17.7%
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 344 343
Adani Ports & Special Economic Zone,
Ltd.
3.375% due 07/24/24 (Þ) 366 356
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.150% due 02/15/24 220 214
3.000% due 10/29/28 520 456
3.300% due 01/30/32 235 197
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 350 332
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 353 347
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
4.900% due 02/01/46 195 196
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/39 200 269
5.450% due 01/23/39 350 375
5.550% due 01/23/49 540 593
Antares Holdings, LP
3.950% due 07/15/26 (Þ) 505 446
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 923 899
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 2,434 2,369
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 4,261 4,074
Ares LXI CLO, Ltd.
Series 2021-61A Class A
3.860% due 10/20/34 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 3,407 3,311
AstraZeneca PLC
3.375% due 11/16/25 337 337
6.450% due 09/15/37 325 409
Banco de Credito del Peru
3.250% due 09/30/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.450%)(Ê)(Þ) 382 332
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 339 335
Banco Santander Chile
2.700% due 01/10/25 (Þ) 281 269
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santander
5.375% due 04/17/25 (Þ) 499 509

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 203
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Banco Santander SA
1.722% due 09/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 310 274
2.749% due 12/03/30 800 644
Bancolombia SA
3.000% due 01/29/25 301 283
Bank of Montreal
Series MTN
0.400% due 09/15/23 299 290
Bank of Nova Scotia (The)
0.650% due 07/31/24 306 288
Barclays PLC
4.375% due 01/12/26 565 567
4.950% due 01/10/47 285 274
Barings CLO, Ltd.
Series 2021-1A Class AR
3.662% due 10/15/36 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 1,363 1,323
Barrick NA Finance LLC
5.750% due 05/01/43 370 400
BAT Capital Corp.
Series WI
3.557% due 08/15/27 805 753
4.390% due 08/15/37 800 663
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 340 340
4.700% due 07/15/64 (Þ) 455 392
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 709 697
BBVA Bancomer SA
4.375% due 04/10/24 (Þ) 285 283
BDS, Ltd.
Series 2021-FL7 Class A
1.180% due 06/16/36 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 1,397 1,343
Bellemeade Re, Ltd.
Series 2019-3A Class M1C
2.099% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 700 686
Series 2020-3A Class M1B
2.998% due 10/25/30 (USD 1 Month
LIBOR + 2.850%)(Ê)(Þ) 928 928
Series 2020-3A Class M1C
3.848% due 10/25/30 (USD 1 Month
LIBOR + 3.700%)(Ê)(Þ) 2,338 2,336
Series 2021-2A Class M1A
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 1,870 1,835
Series 2021-2A Class M1B
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 701 651
Series 2021-3A Class M1C
1.600% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 961 863
Bharti Airtel International Netherlands
BV
5.350% due 05/20/24 (Þ) 330 337
Bharti Airtel, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 06/10/25 (Þ) 284 283
BHP Billiton Finance USA, Ltd.
3.850% due 09/30/23 284 286
BlueMountain CLO, Ltd.
Series 2018-3A Class A1R
1.272% due 04/20/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 551 540
BNP Paribas SA
4.250% due 10/15/24 377 378
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 345 292
British Airways Pass-Through Trust
4.250% due 11/15/32 (Þ) 239 227
Brookfield Finance LLC
3.450% due 04/15/50 359 263
Brookfield Finance, Inc.
4.000% due 04/01/24 342 344
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 289 286
0.950% due 10/23/25 530 486
Canadian Natural Resources, Ltd.
7.200% due 01/15/32 279 325
Canadian Pacific Railway Co.
6.125% due 09/15/15 242 266
CBAM CLO Management Trust
Series 2017-1A Class A1
2.385% due 07/20/30 (USD 3 Month
LIBOR + 1.250%)(Ê)(Þ) 575 570
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 383 386
Cenovus Energy, Inc.
6.750% due 11/15/39 490 544
CI Financial Corp.
3.200% due 12/17/30 1,035 810
4.100% due 06/15/51 1,015 696
Commonwealth Bank of Australia
4.500% due 12/09/25 (Þ) 279 280
Cooperatieve Rabobank UA
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 605 559
Corporacion Nacional del Cobre de Chile
4.250% due 07/17/42 (Þ) 140 119
Credicorp, Ltd.
2.750% due 06/17/25 (Þ) 302 279
Credit Agricole SA
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 429 382
Credit Suisse Group AG
Series FXD
0.520% due 08/09/23 965 933
Series WI
4.550% due 04/17/26 289 284
Danone SA
2.589% due 11/02/23 (Þ) 287 284
Danske Bank A/S
5.375% due 01/12/24 (Þ) 435 441

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
204 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Deutsche Bank AG
3.700% due 05/30/24 339 334
Series E
0.962% due 11/08/23 377 363
Dewolf Park CLO, Ltd.
Series 2021-1A Class AR
3.432% due 10/15/30 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 1,500 1,474
Eagle Re, Ltd.
Series 2021-1 Class M1B
2.165% due 10/25/33 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 1,464 1,460
Series 2021-2 Class M1B
1.899% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 1,283 1,243
EIG Pearl Holdings SARL
4.387% due 11/30/46 (Þ) 255 206
Enbridge, Inc.
3.700% due 07/15/27 346 339
Enel Finance International NV
3.500% due 04/06/28 (Þ) 387 359
Eni SpA
Series X-R
4.000% due 09/12/23 (Þ) 790 788
Enstar Group, Ltd.
3.100% due 09/01/31 490 395
Equinor ASA
2.650% due 01/15/24 360 357
3.250% due 11/18/49 190 159
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 285 286
3.375% due 03/03/31 420 373
Freeport Indonesia PT
4.763% due 04/14/27 (Þ) 200 196
5.315% due 04/14/32 (Þ) 355 332
6.200% due 04/14/52 (Þ) 210 186
Galaxy Pipeline Assets Bidco, Ltd.
1.750% due 09/30/27 (Þ) 317 299
2.625% due 03/31/36 (Þ) 425 359
GlaxoSmithKline Capital PLC
0.534% due 10/01/23 298 290
Glencore Funding LLC
4.625% due 04/29/24 (Þ) 282 283
Grupo Bimbo SAB de CV
3.875% due 06/27/24 (Þ) 402 400
Hana Bank
4.375% due 09/30/24 (Þ) 350 351
HGI CRE CLO, Ltd.
Series 2021-FL1 Class A
1.160% due 06/16/36 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 1,963 1,896
Series 2021-FL2 Class A
1.200% due 09/19/26 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 2,106 2,010
HSBC Bank PLC
7.650% due 05/01/25 385 414
HSBC Holdings PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.999% due 03/10/26 (SOFR +
1.430%)(Ê) 115 111
Inco, Ltd.
7.200% due 09/15/32 322 361
Infraestuctura Energetica Nova SAB
de CV
3.750% due 01/14/28 (Þ) 308 278
ING Groep NV
4.100% due 10/02/23 357 359
Intercorp Financial Services, Inc.
4.125% due 10/19/27 (Þ) 373 330
Lloyds Banking Group PLC
4.344% due 01/09/48 312 257
Macquarie Bank, Ltd.
3.624% due 06/03/30 (Þ) 335 299
Madison Park Funding XVIII, Ltd.
Series 2021-18A Class ARR
1.195% due 10/21/30 (USD 3 Month
LIBOR + 0.940%)(Ê)(Þ) 1,640 1,614
Magnetite Xxxiii, Ltd.
Series 2022-33A Class A
1.000% due 07/20/35 (CME Term
SOFR 3 Month + 1.500%)(Ê)(Þ) 2,652 2,587
Meituan
2.125% due 10/28/25 (Þ) 385 339
NatWest Group PLC
5.125% due 05/28/24 274 275
1.642% due 06/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 585 522
Neuberger Berman Loan Advisers CLO
24, Ltd.
Series 2020-24A Class AR
1.154% due 04/19/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 500 493
Neuberger Berman Loan Advisers CLO
26, Ltd.
Series 2021-26A Class AR
1.000% due 10/18/30 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 995 980
Newcrest Finance Pty, Ltd.
3.250% due 05/13/30 (Þ) 415 375
Nomura Holdings, Inc.
2.648% due 01/16/25 565 544
2.329% due 01/22/27 372 338
NTT Finance Corp.
1.162% due 04/03/26 (Þ) 505 462
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 678 669
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 2,464 2,418
Oversea-Chinese Banking Corp., Ltd.
4.250% due 06/19/24 (Þ) 281 283
Panasonic Corp.
2.679% due 07/19/24 (Þ) 292 285
Prodigy Finance Designated Activity Co.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 205
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-1A Class A
1.437% due 07/25/51 (USD 1 Month
LIBOR + 1.250%)(Ê)(Þ) 493 484
Prosus NV
4.027% due 08/03/50 (Þ) 439 301
Radnor RE, Ltd.
Series 2021-1 Class M1B
1.710% due 12/27/33 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 831 811
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 825 816
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 284 284
3.625% due 01/12/52 (Þ) 450 342
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/06/31 (Þ) 395 314
Reynolds American, Inc.
7.250% due 06/15/37 390 418
8.125% due 05/01/40 715 805
Royal Bank of Canada
Series GMTN
4.650% due 01/27/26 274 280
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 341 341
Santander UK Group Holdings PLC
5.625% due 09/15/45 (Þ) 290 270
Saudi Arabian Oil Co.
1.250% due 11/24/23 (Þ) 200 194
1.625% due 11/24/25 (Þ) 661 619
Scentre Group Trust 1 / Scentre Group
Trust 2
3.625% due 01/28/26 (Þ) 690 672
4.375% due 05/28/30 (Þ) 160 157
Scentre Group Trust 2
4.750% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê)(Þ) 945 869
Shell International Finance BV
3.250% due 05/11/25 315 315
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 361 345
Sky, Ltd.
3.750% due 09/16/24 (Þ) 342 343
Smith & Nephew PLC
2.032% due 10/14/30 435 358
Societe Generale SA
2.625% due 01/22/25 (Þ) 605 578
4.250% due 04/14/25 (Þ) 384 378
3.625% due 03/01/41 (Þ) 625 433
Standard Chartered PLC
5.300% due 01/09/43 (Þ) 346 315
State Bank of India
4.375% due 01/24/24 (Þ) 282 284
SURA Asset Management SA
4.875% due 04/17/24 (Þ) 287 288
Takeda Pharmaceutical Co., Ltd.
3.175% due 07/09/50 395 310
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
4.400% due 11/26/23 559 563
5.000% due 11/26/28 1,105 1,155
Tencent Holdings, Ltd.
3.280% due 04/11/24 (Þ) 349 346
Toronto-Dominion Bank (The)
2.650% due 06/12/24 287 282
4.456% due 06/08/32 415 423
TotalEnergies Capital International SA
3.700% due 01/15/24 351 353
Triton Container International, Ltd.
2.050% due 04/15/26 (Þ) 540 479
UBS Group AG
4.488% due 05/12/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 385 387
Unilever Capital Corp.
0.375% due 09/14/23 357 347
Vale Overseas, Ltd.
6.250% due 08/10/26 267 286
Validus Holdings, Ltd.
8.875% due 01/26/40 477 640
Venture XXVIII CLO, Ltd.
Series 2021-28A Class A2R
3.700% due 07/20/30 (USD 3 Month
LIBOR + 0.990%)(Ê)(Þ) 1,538 1,509
Volkswagen Group of America Finance
LLC
1.250% due 11/24/25 (Þ) 625 567
Voya CLO, Ltd.
Series 2020-2A Class A1RR
2.155% due 04/17/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 1,649 1,620
Series 2021-3A Class A1R
3.750% due 04/20/34 (USD 3 Month
LIBOR + 1.040%)(Ê)(Þ) 3,480 3,364
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 530 432
3.133% due 11/18/41 325 249
Woori Bank
4.750% due 04/30/24 (Þ) 353 356
98,574
Mortgage-Backed Securities - 15.7%
Banc of America Mortgage Trust
Series 2004-D Class 2A2
3.846% due 05/25/34 (~)(Ê) 46 45
Series 2006-B Class 1A1
4.122% due 10/20/46 (~)(Ê) 14 12
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class E
2.335% due 12/15/37 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 3,188 3,079
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 2,617 2,298
Chase Home Lending Mortgage Trust
Series 2020-CL1 Class M1

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
206 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.429% due 06/26/34 (USD 1 Month
LIBOR + 2.250%)(Ê)(Þ) 1,308 1,298
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 2,427 2,247
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 2,384 2,312
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 1,961 1,677
Fannie Mae
2.600% due 2031 330 311
5.500% due 2033 11 12
5.500% due 2034 163 175
4.500% due 2035 222 237
6.000% due 2035 52 56
5.500% due 2036 113 122
5.500% due 2037 84 90
5.500% due 2038 364 391
6.000% due 2039 23 25
4.500% due 2040 75 78
5.500% due 2040 315 333
4.000% due 2041 91 93
3.500% due 2043 875 897
4.000% due 2043 93 96
4.000% due 2044 466 479
3.500% due 2045 651 655
4.000% due 2045 415 426
4.000% due 2046 950 974
4.500% due 2046 224 234
4.000% due 2047 289 296
4.500% due 2047 63 65
4.000% due 2048 406 415
5.000% due 2048 1,186 1,231
3.000% due 2049 2,879 2,792
4.000% due 2049 395 403
2.000% due 2051 4,842 4,365
4.000% due 2052 8,771 8,821
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A3
7.000% due 07/25/44 364 403
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 15 16
Series 2005-117 Class LC
5.500% due 11/25/35 17 17
Series 2020-97 Class EI
Interest Only STRIPS
2.000% due 01/25/51 2,226 268
Series 2021-1 Class IM
Interest Only STRIPS
2.000% due 02/25/51 1,609 188
Series 2021-3 Class KI
Interest Only STRIPS
2.500% due 02/25/51 1,851 237
Series 2021-3 Class NI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIPS
2.500% due 02/25/51 1,810 254
Series 2021-8 Class GI
Interest Only STRIPS
3.000% due 03/25/51 803 127
Freddie Mac
5.500% due 2032 8 8
7.500% due 2032 5 6
5.500% due 2034 14 15
4.000% due 2040 414 426
5.500% due 2041 115 123
3.500% due 2044 88 90
4.000% due 2044 301 309
4.000% due 2045 581 598
3.500% due 2046 73 74
4.000% due 2047 499 511
4.500% due 2048 197 203
3.000% due 2050 6,963 6,763
2.500% due 2051 1,547 1,453
3.500% due 2051 2,212 2,197
3.000% due 2052 4,834 4,659
3.500% due 2052 4,534 4,489
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA
6.000% due 05/15/36 154 168
Freddie Mac REMICS
Series 2002-2533 Class Z
5.500% due 12/15/32 326 348
Series 2006-3123 Class HT
5.000% due 03/15/26 62 63
Series 2010-3632 Class PK
5.000% due 02/15/40 75 77
Series 2012-4019 Class JD
3.000% due 05/15/41 55 55
Series 2020-5008 Class IE
Interest Only STRIPS
2.000% due 09/25/50 1,306 155
Series 2020-5038 Class NI
Interest Only STRIPS
2.000% due 11/25/50 1,985 233
Series 2020-5050 Class IP
Interest Only STRIPS
3.000% due 10/25/50 3,445 559
Series 2020-5052 Class IO
Interest Only STRIPS
3.500% due 12/25/50 1,243 214
Series 2020-5052 Class KI
Interest Only STRIPS
4.000% due 12/25/50 1,507 284
Series 2021-5072 Class IQ
Interest Only STRIPS
3.500% due 10/25/50 1,591 270
Series 2021-5072 Class QI
Interest Only STRIPS
3.500% due 10/25/50 1,488 275
Ginnie Mae II
4.500% due 2042 98 102
Ginnie Mae REMICS
Series 2020-167 Class BI

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 207
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIPS
2.500% due 11/20/50 27 3
Series 2021-1 Class AI
Interest Only STRIPS
2.000% due 01/20/51 626 76
Series 2021-1 Class PI
Interest Only STRIPS
2.500% due 12/20/50 624 79
Series 2021-9 Class MI
Interest Only STRIPS
2.500% due 01/20/51 2,042 265
Series 2021-23 Class IA
Interest Only STRIPS
2.500% due 02/20/51 1,257 159
JPMorgan Mortgage Trust
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 187 178
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 3,746 3,513
Series 2021-7 Class A6
2.500% due 11/25/51 (~)(Ê)(Þ) 3,891 3,642
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 2,893 2,704
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 2,449 2,272
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 714 662
Series 2022-3 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 2,549 2,366
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 1,023 976
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 2,776 2,689
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,883 1,615
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 10,103 163
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 6,248 27
Radnor RE, Ltd.
Series 2020-1 Class M1A
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 688 684
Sequoia Mortgage Trust
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 2,037 1,923
87,273
Municipal Bonds - 0.1%
Municipal Electric Authority of Georgia
Revenue Bonds
6.637% due 04/01/57 265 315
7.055% due 04/01/57 477 538
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
853
Non-US Bonds - 2.3%
Banna RMBS DAC
Series 2019-1 Class A
1.545% due 12/30/63 (SONIA +
1.200%)(Ê) GBP 795 959
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê) GBP 630 741
Great Hall Mortgages PLC
Series 2007-1 Class A2B
1.000% due 03/18/39 (3 Month
EURIBOR + 0.130%)(Ê) EUR 405 406
Newgate Funding PLC
Series 2006-1 Class A4
1.086% due 12/01/50 (GBP 3 Month
LIBOR + 0.190%)(Ê) GBP 704 826
Series 2006-3X Class A3A
1.452% due 12/01/50 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 577 661
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (GBP 3 Month
LIBOR + 0.240%)(Ê) GBP 1,885 2,155
Series 2006-12X Class A2A
0.342% due 11/15/38 (SONIA +
0.359%)(Ê) GBP 632 724
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA +
0.269%)(Ê) GBP 341 401
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA +
0.269%)(Ê) GBP 409 476
Series 2006-NS4X Class A3A
0.368% due 06/12/44 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 929 1,076
Taurus CMBS
Series 2021-UK4A Class B
1.655% due 08/17/31 (SONIA +
1.500%)(Ê)(Þ) GBP 478 545
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
2.493% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)(Þ) GBP 496 573
Towd Point Mortgage Funding
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê) GBP 2,034 2,470
Warwick Finance Residential Mortgages
Number Three PLC
0.854% due 12/21/49 (SONIA  +
0.950%)(Ê)(ƒ)(Þ) GBP 612 744
12,757
United States Government Agencies - 0.1%
Tennessee Valley Authority
0.750% due 05/15/25 750 707
United States Government Treasuries - 30.8%

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
208 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United States Treasury Notes
0.250% due 11/15/23 4,288 4,143
2.750% due 11/15/23 12,605 12,573
0.125% due 01/15/24 4,975 4,775
2.000% due 04/30/24 4,158 4,091
2.250% due 04/30/24 4,355 4,304
0.250% due 05/15/24 5,080 4,844
2.000% due 02/15/25 6,065 5,939
2.750% due 05/15/25 1,485 1,481
0.250% due 05/31/25 7,181 6,676
0.250% due 06/30/25 5,119 4,750
0.250% due 07/31/25 1,988 1,841
2.000% due 08/15/25 2,945 2,873
0.250% due 09/30/25 1,316 1,214
0.250% due 10/31/25 648 597
3.000% due 10/31/25 2,820 2,835
2.250% due 11/15/25 3,530 3,468
2.250% due 03/31/26 2,750 2,700
1.625% due 05/15/26 4,362 4,182
1.500% due 08/15/26 6,534 6,218
0.625% due 03/31/27 4,275 3,884
2.750% due 04/30/27 1,700 1,703
2.375% due 05/15/27 3,010 2,961
0.500% due 05/31/27 5,150 4,634
3.250% due 06/30/27 1,430 1,466
2.750% due 02/15/28 2,660 2,660
1.125% due 02/29/28 1,336 1,225
1.250% due 03/31/28 1,652 1,522
2.875% due 05/15/28 2,598 2,616
2.875% due 08/15/28 1,938 1,951
3.125% due 11/15/28 1,564 1,598
2.375% due 05/15/29 1,410 1,380
3.250% due 06/30/29 4,965 5,134
1.625% due 08/15/29 5,925 5,530
1.750% due 11/15/29 5,120 4,818
0.625% due 05/15/30 3,603 3,087
0.625% due 08/15/30 7,510 6,409
0.875% due 11/15/30 2,217 1,928
1.125% due 02/15/31 2,148 1,901
1.250% due 08/15/31 766 680
2.875% due 05/15/32 1,335 1,359
1.125% due 05/15/40 2,227 1,591
1.125% due 08/15/40 1,105 784
1.375% due 11/15/40 3,930 2,903
1.875% due 02/15/41 2,284 1,838
3.250% due 05/15/42 1,585 1,587
2.750% due 11/15/42 2,180 2,003
3.125% due 08/15/44 1,690 1,637
2.875% due 08/15/45 1,210 1,123
2.750% due 11/15/47 3,411 3,118
3.000% due 02/15/48 2,141 2,060
3.000% due 08/15/48 1,406 1,358
3.375% due 11/15/48 1,360 1,414
3.000% due 02/15/49 1,453 1,417
2.875% due 05/15/49 1,462 1,395
1.250% due 05/15/50 3,505 2,288
1.625% due 11/15/50 2,510 1,809
1.875% due 02/15/51 1,337 1,028
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.000% due 08/15/51 900 713
1.875% due 11/15/51 1,895 1,458
2.250% due 02/15/52 1,375 1,160
2.875% due 05/15/52 795 769
171,403
Total Long-Term Investments
(cost
$539,550
) 501,357
Short-Term Investments - 8.6%
Capital One Bank USA NA
3.375% due 02/15/23 250 250
Equifax, Inc.
Series 5Y
3.950% due 06/15/23 420 420
Hewlett Packard Enterprise Co.
Class A
4.400% due 10/15/22 (Þ) 1 1
Land O'Lakes, Inc.
6.000% due 11/15/22 (Þ) 700 701
U.S. Cash Management Fund(@) 36,843,851(∞) 36,827
United States Treasury Notes
1.252% due 05/15/23 4,755 4,710
1.838% due 07/31/23 4,980 4,897
Total Short-Term Investments
(cost $47,863) 47,806
Total Investments - 98.5%
(identified cost $587,413) 549,163
Other Assets and Liabilities,
Net - 1.5%
8,092
Net Assets - 100.0%
557,255

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 209
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
23.9%
ABN AMRO Bank NV 12/07/21 344,000 109.13 375
343
Adani Ports & Special Economic Zone, Ltd. 04/23/20 366,000 95.79 351
356
Alimentation Couche-Tard, Inc. 09/19/17 350,000 98.46 345
332
Anglo American Capital PLC 02/03/22 353,000 102.97 363
347
Antares Holdings, LP 01/21/21 505,000 99.10 500
446
Apollo Management Holdings, LP 05/24/16 230,000 99.96 230
229
Apollo Management Holdings, LP 05/24/18 195,000 99.80 195
193
Apollo Management Holdings, LP 02/12/19 90,000 97.49 88
88
Arbor Realty CLO, Ltd. 05/26/21 923,000 100.00 923
899
Arbor Realty CLO, Ltd. 01/26/22 2,434,000 100.00 2,434
2,369
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 4,261,000 100.00 4,262
4,074
Ares LXI CLO, Ltd. 08/20/21 3,407,000 100.00 3,408
3,311
Athene Global Funding 11/06/19 1,145,000 102.26 1,171
1,065
Banco de Credito del Peru 03/03/22 382,000 94.74 362
332
Banco Inbursa SA Institucion de Banca Multiple 07/13/21 339,000 104.68 355
335
Banco Santander Chile 01/06/22 281,000 101.78 286
269
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santander 04/14/20 499,000 103.89 526
509
Barings BDC, Inc. 03/03/22 379,000 95.70 363
330
Barings CLO, Ltd. 09/22/21 1,363,000 100.00 1,363
1,323
Bayer US Finance II LLC 03/05/19 455,000 89.08 405
392
Bayer US Finance II LLC 08/06/21 340,000 104.05 354
340
Bayer US Finance LLC 06/18/18 709,000 98.65 699
697
BBVA Bancomer SA 10/06/21 285,000 105.42 300
283
BDS, Ltd. 05/14/21 1,397,000 100.00 1,397
1,343
BDS, Ltd. 04/04/22 2,246,000 100.00 2,246
2,185
Bellemeade Re, Ltd. 10/28/20 927,997 100.00 928
928
Bellemeade Re, Ltd. 10/28/20 2,338,000 100.00 2,338
2,336
Bellemeade Re, Ltd. 06/11/21 1,870,367 100.00 1,870
1,835
Bellemeade Re, Ltd. 06/11/21 701,000 100.00 701
651
Bellemeade Re, Ltd. 09/27/21 961,000 100.29 964
863
Bellemeade Re, Ltd. 05/18/22 700,000 98.11 687
686
Bharti Airtel International Netherlands BV 08/05/21 330,000 106.53 352
337
Bharti Airtel, Ltd. 09/13/21 284,000 106.65 303
283
Blackstone Private Credit Fund 09/10/21 435,000 99.41 432
371
BlueMountain CLO, Ltd. 11/10/21 551,000 100.07 551
540
BMW US Capital LLC 04/20/22 215,000 99.56 214
214
BNP Paribas SA 09/08/21 345,000 100.00 345
292
British Airways Pass-Through Trust 11/17/20 238,949 100.00 239
227
Broadcom, Inc. 05/05/20 258,000 100.09 258
245
Broadcom, Inc. 05/05/20 470,000 99.90 470
405
CAMB Commercial Mortgage Trust 01/25/19 3,188,000 100.00 3,188
3,079
CAMB Commercial Mortgage Trust 10/22/21 2,617,000 102.91 2,693
2,298
Cantor Fitzgerald, LP 04/07/22 385,000 99.70 384
374
CBAM CLO Management Trust 06/29/18 575,000 100.03 575
570
Chase Home Lending Mortgage Trust 07/22/20 1,308,234 100.00 1,308
1,298
Citadel Finance LLC 03/03/21 590,000 99.65 588
544
Citadel, LP 09/11/19 625,000 99.82 624
612
Citigroup Commercial Mortgage Trust 03/06/19 2,427,000 0.99 2,395
2,247
Commonwealth Bank of Australia 06/03/22 279,000 100.97 282
280
Cooperatieve Rabobank UA 03/30/22 605,000 100.00 605
559
Corporacion Nacional del Cobre de Chile 01/17/20 140,000 105.73 148
119
CoStar Group, Inc. 06/24/20 645,000 99.94 645
546
Credicorp, Ltd. 06/03/22 302,000 94.51 285
279
Credit Agricole SA 06/17/21 429,000 98.82 424
382
Credit Suisse Mortgage Trust 05/28/19 2,384,000 100.00 2,384
2,312
Danone SA 10/01/19 287,000 100.49 288
284
Danske Bank A/S 05/08/19 435,000 101.70 442
441
DBGS Mortgage Trust 04/03/19 1,961,000 101.20 1,985
1,677
Dewolf Park CLO, Ltd. 10/08/21 1,500,000 100.00 1,500
1,474
Eagle Re, Ltd. 04/09/21 1,464,000 100.00 1,464
1,460
Eagle Re, Ltd. 10/29/21 1,283,000 100.00 1,283
1,243
EIG Pearl Holdings SARL 01/13/22 255,000 100.00 255
206
Enel Finance International NV 10/05/18 387,000 94.90 367
359
Eni SpA 09/05/18 790,000 99.87 789
788
F&G Global Funding 06/23/21 295,000 99.98 295
267
Farmers Exchange Capital III 10/12/16 290,000 99.15 288
291

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
210 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Freeport Indonesia PT 04/07/22 210,000 100.00 210
186
Freeport Indonesia PT 04/07/22 200,000 100.00 200
196
Freeport Indonesia PT 04/07/22 355,000 100.00 355
332
GA Global Funding Trust 01/08/21 405,000 99.92 405
370
Galaxy Pipeline Assets Bidco, Ltd. 10/27/20 316,667 100.00 317
299
Galaxy Pipeline Assets Bidco, Ltd. 10/27/20 425,000 100.00 425
359
Glencore Funding LLC 06/03/22 282,000 101.30 286
283
GoodLeap Sustainable Home Improvements 10/21/21 849,510 99.99 849
732
GoodLeap Sustainable Home Solutions Trust 01/24/22 741,597 99.98 741
665
Grupo Bimbo SAB de CV 11/03/21 402,000 104.75 421
400
Hana Bank 01/04/22 350,000 105.82 370
351
Hewlett Packard Enterprise Co. 09/30/15 500 100.00 1
1
HF Sinclair Corp. 04/22/22 285,000 102.86 293
292
HGI CRE CLO, Ltd. 05/13/21 1,963,000 100.03 1,964
1,896
HGI CRE CLO, Ltd. 09/17/21 2,106,000 100.00 2,106
2,010
Infraestuctura Energetica Nova SAB de CV 07/06/22 308,000 91.61 282
278
Intercorp Financial Services, Inc. 03/03/22 373,000 96.39 360
330
Jackson Financial, Inc. 11/17/21 505,000 99.71 504
410
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 06/06/22 345,000 98.73 341
348
JPMorgan Mortgage Trust 03/30/21 187,129 102.10 191
178
JPMorgan Mortgage Trust 05/24/21 3,891,095 101.65 3,955
3,642
JPMorgan Mortgage Trust 06/24/21 2,893,147 102.54 2,967
2,704
JPMorgan Mortgage Trust 01/26/22 2,449,362 99.10 2,427
2,272
JPMorgan Mortgage Trust 02/24/22 713,752 97.50 696
662
JPMorgan Mortgage Trust 03/23/22 2,548,739 96.05 2,448
2,366
JPMorgan Mortgage Trust 04/27/22 1,023,189 95.58 978
976
JPMorgan Mortgage Trust 07/20/22 3,746,173 101.74 3,811
3,513
KKR Group Finance Co. III LLC 01/11/17 225,000 100.42 226
220
Kyndryl Holdings, Inc. 10/07/21 950,000 99.89 949
802
Land O'Lakes, Inc. 10/18/18 700,000 100.33 702
701
Macquarie Bank, Ltd. 05/27/20 335,000 100.00 335
299
Madison Park Funding XVIII, Ltd. 12/01/21 1,640,000 100.00 1,640
1,614
Magallanes, Inc. 05/23/22 795,000 87.94 699
700
Magallanes, Inc. 06/15/22 256,000 85.79 220
227
Magnetite Xxxiii, Ltd. 05/23/22 2,651,862 100.00 2,652
2,587
Massachusetts Mutual Life Insurance Co. 11/18/21 570,000 99.22 566
408
Meituan 12/02/20 385,000 100.98 389
339
MF1 LLC 05/13/22 3,078,000 99.01 3,048
3,007
MHC Commercial Mortgage Trust 04/06/21 2,776,000 99.78 2,770
2,689
Midwest Connector Capital Co. LLC 02/03/22 355,000 102.54 364
349
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 6,248,000 0.43 27
27
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 10,103,000 1.62 163
163
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,883,000 97.42 1,834
1,615
Motiva Enterprises LLC 04/23/20 333,000 91.47 305
330
Mutual of Omaha Insurance Co. 07/14/14 295,000 100.00 295
285
Neuberger Berman Loan Advisers CLO 24, Ltd. 08/24/21 500,000 100.13 501
493
Neuberger Berman Loan Advisers CLO 26, Ltd. 04/29/22 995,000 99.32 988
980
New York Life Insurance Co. 04/08/20 195,000 99.42 194
166
Newcrest Finance Pty, Ltd. 05/07/20 415,000 100.43 417
375
NGPL PipeCo LLC 10/02/19 297,000 126.26 375
332
NTT Finance Corp. 02/24/21 505,000 100.00 505
462
Oaktown Re III, Ltd. 01/26/21 678,000 100.41 681
669
Oaktown Re VI, Ltd. 04/14/21 2,464,000 100.00 2,464
2,418
Ohio National Financial Services, Inc. 01/16/20 750,000 106.47 799
735
Oversea-Chinese Banking Corp., Ltd. 11/03/21 281,000 105.41 296
283
Pacific Life Insurance Co. 06/15/18 255,000 92.31 235
223
Panasonic Corp. 09/13/21 292,000 103.53 302
285
Principal Life Global Funding II 04/20/22 365,000 97.23 355
351
Prodigy Finance Designated Activity Co. 07/12/21 492,857 100.00 493
484
Prosus NV 02/03/21 439,000 100.68 442
301
Radnor RE, Ltd. 01/21/20 687,576 100.00 688
684
Radnor RE, Ltd. 11/05/21 825,282 100.00 825
816
Radnor RE, Ltd. 01/13/22 831,000 100.15 832
811
Reliance Industries, Ltd. 10/07/21 284,000 106.20 302
284
Reliance Industries, Ltd. 01/05/22 450,000 98.63 444
342
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/30/21 395,000 97.94 387
314
SABIC Capital II BV 04/07/20 341,000 100.28 342
341
Santander UK Group Holdings PLC 10/01/18 290,000 102.77 298
270

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 211
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Saudi Arabian Oil Co. 11/17/20 200,000 99.90 200
194
Saudi Arabian Oil Co. 11/17/20 661,000 97.15 640
619
Scentre Group Trust 1 / Scentre Group Trust 2 05/19/20 690,000 99.61 687
672
Scentre Group Trust 1 / Scentre Group Trust 2 05/19/20 160,000 99.82 160
157
Scentre Group Trust 2 09/16/20 945,000 100.00 945
869
Sealed Air Corp. 12/10/21 320,000 97.86 313
284
Sequoia Mortgage Trust 05/06/21 2,036,801 102.69 2,092
1,923
SK Hynix, Inc. 03/09/21 361,000 100.01 361
345
Sky, Ltd. 01/05/21 342,000 106.66 365
343
Societe Generale SA 01/16/20 384,000 103.24 396
378
Societe Generale SA 01/16/20 605,000 99.90 604
578
Societe Generale SA 02/24/21 625,000 99.66 623
433
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 04/16/20 450,000 107.58 484
455
Standard Chartered PLC 06/21/21 346,000 120.69 418
315
State Bank of India 10/05/21 282,000 104.59 295
284
SURA Asset Management SA 06/18/21 287,000 105.02 301
288
Taurus CMBS 07/28/21 GBP 478,136 139.09 665
545
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
573
Tencent Holdings, Ltd. 01/04/21 349,000 103.65 362
346
Tennessee Gas Pipeline Co. LLC 04/28/20 875,000 98.40 861
779
Texas Eastern Transmission, LP 11/13/19 351,000 102.50 360
337
Towd Point Mortgage Trust 08/17/20 777,258 101.76 791
736
Triton Container International, Ltd. 04/06/21 540,000 99.92 540
479
UBS Group AG 05/03/22 385,000 100.00 385
387
Venture XXVIII CLO, Ltd. 09/01/21 1,538,000 100.00 1,538
1,509
VICI Properties, Inc. 07/06/22 301,000 92.82 279
287
Vistra Operations Co. LLC 06/04/19 275,000 99.84 275
254
Vistra Operations Co. LLC 05/10/22 520,000 100.00 520
516
Volkswagen Group of America Finance LLC 11/17/20 625,000 99.88 624
567
Voya CLO, Ltd. 02/18/20 1,648,827 100.00 1,649
1,620
Voya CLO, Ltd. 03/17/21 3,480,000 100.00 3,481
3,364
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 611,588 138.65 848
744
Woori Bank 01/04/22 353,000 105.43 372 356
132,960
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 144 AUD 17,995 09/22
605
United States 2 Year Treasury Note Futures 89 USD 18,731 09/22
(36)
United States 5 Year Treasury Note Futures 336 USD 38,213 09/22
304
United States 10 Year Treasury Note Futures 248 USD 30,042 09/22
660
United States 10 Year Ultra Treasury Note Futures 475 USD 62,343 09/22
1,756
United States Treasury Ultra Bond Futures 101 USD 15,704 09/22 145
Short Positions
Japanese 10 Year Government Bond Futures 7 JPY 1,053,570 09/22
(72)
Long Gilt Futures 47 GBP 5,554 09/22
(35)
United States 2 Year Treasury Note Futures 35 USD 7,366 09/22
22
United States 5 Year Treasury Note Futures 3 USD 341 09/22
(9)
United States 10 Year Treasury Note Futures 22 USD 2,665 09/22
(22)
United States 10 Year Ultra Treasury Note Futures 20 USD 2,625 09/22
(47)
United States Treasury Ultra Bond Futures 23 USD 3,312 09/22 (166)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 3,105

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
212 Investment Grade Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 2,733 NOK 26,725 08/08/22 33
Bank of America GBP 12,391 USD 15,157 08/19/22 62
Bank of America NOK 26,725 USD 2,705 08/08/22 (61)
Bank of New York USD 2,025 GBP 1,663 08/08/22 1
Bank of New York GBP 2,237 USD 2,714 08/08/22 (11)
Citigroup USD 34 NZD 55 08/08/22 —
Citigroup USD 1,345 NZD 2,160 08/08/22 13
Goldman Sachs USD 155 GBP 127 08/19/22 —
JPMorgan Chase USD 1,192 GBP 1,000 08/19/22 27
JPMorgan Chase EUR 359 USD 368 09/28/22 —
Morgan Stanley USD 114 GBP 94 08/19/22 —
Morgan Stanley EUR 38 USD 39 09/28/22 —
State Street USD 40 EUR 39 08/08/22 —
State Street USD 672 EUR 644 08/08/22 (14)
State Street USD 2,781 SEK 28,505 08/08/22 24
State Street CAD 24 USD 19 08/08/22 —
State Street CAD 1,757 USD 1,362 08/08/22 (10)
State Street JPY 4,500 USD 33 08/08/22 —
State Street JPY 184,423 USD 1,359 08/08/22 (24)
UBS USD 838 GBP 690 08/19/22 3
UBS CHF 79 USD 83 08/08/22 —
UBS CHF 3,914 USD 4,108 08/08/22 (6)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 37
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 8,073 $ —
$ —
$ 8,073
Corporate Bonds and Notes — 121,717 —
—
121,717
International Debt — 98,574 —
—
98,574
Mortgage-Backed Securities — 87,273 —
—
87,273
Municipal Bonds — 853 —
—
853
Non-US Bonds — 12,757 —
—
12,757
United States Government Agencies — 707 —
—
707
United States Government Treasuries — 171,403 —
—
171,403
Short-Term Investments — 10,979 — 36,827 47,806
Total Investments
— 512,336 — 36,827 549,163
Other Financial Instruments
Assets
Futures Contracts 3,492 — — — 3,492
Foreign Currency Exchange Contracts — 163 — — 163

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 213
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Liabilities
Futures Contracts (387) — — — (387)
Foreign Currency Exchange Contracts — (126) — — (126)
Total Other Financial Instruments
*
$ 3,105 $ 37 $ — $ — $ 3,142
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2022, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2022, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
3,902
Belgium ..............................................................................................
1,433
Bermuda .............................................................................................
16,230
Brazil ..................................................................................................
361
Canada ................................................................................................
7,759
Cayman Islands ...................................................................................
32,262
Chile ...................................................................................................
774
China ..................................................................................................
986
Colombia .............................................................................................
571
Denmark .............................................................................................
441
France .................................................................................................
3,078
Germany .............................................................................................
2,693
India ...................................................................................................
1,886
Indonesia ............................................................................................
714
Ireland ................................................................................................
3,428
Italy ....................................................................................................
1,147
Japan ..................................................................................................
3,657
Luxembourg ........................................................................................
206
Malaysia ..............................................................................................
314
Mexico ................................................................................................
1,805
Netherlands ........................................................................................
1,576
Norway ................................................................................................
516
Peru ....................................................................................................
941
Saudi Arabia .......................................................................................
1,154
Singapore ............................................................................................
283
South Africa ........................................................................................
347
South Korea ........................................................................................
1,052
Spain ...................................................................................................
918
Switzerland .........................................................................................
1,604
United Arab Emirates .........................................................................
658

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
214 Investment Grade Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
United Kingdom ..................................................................................
18,635
United States .......................................................................................
437,832
Total Investments ....................................................................
549,163

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 215
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 84.8%
Asset-Backed Securities - 7.3%
ACE Securities Corp. Home Equity Loan
Trust
Series 2003-OP1 Class M1
2.287% due 12/25/33 (USD 1 Month
LIBOR + 1.050%)(Ê) 208 200
AEP Texas Restoration Funding LLC
Series 2019-1 Class A1
2.056% due 02/01/27 524 514
AmeriCredit Automobile Receivables
Trust
Series 2022-1 Class A2
2.050% due 01/20/26 544 539
Series 2022-2 Class A3
4.380% due 04/18/28 680 687
Avis Budget Rental Car Funding
(AESOP) LLC
Series 2018-1A Class A
3.700% due 09/20/24 (Þ) 300 299
Series 2018-2A Class A
4.000% due 03/20/25 (Þ) 875 870
Series 2022-3A Class A
4.620% due 02/20/27 (Þ) 1,405 1,423
Bank of America Credit Card Trust
Series 2021-A1 Class A1
0.440% due 09/15/26 1,000 954
Bank of The West Auto Trust
Series 2019-1 Class B
2.760% due 01/15/25 (Þ) 595 587
BMW Vehicle Lease Trust
Series 2022-1 Class A3
1.100% due 03/25/25 550 534
BMW Vehicle Owner Trust
Series 2022-A Class A3
3.210% due 08/25/26 1,035 1,032
Capital One Multi-Asset Execution Trust
Series 2021-A1 Class A1
0.550% due 07/15/26 1,210 1,148
Capital One Prime Auto Receivables
Trust
Series 2021-1 Class A2
0.320% due 02/18/25 1,073 1,060
Series 2022-1 Class A3
3.170% due 04/15/27 1,345 1,330
CarMax Auto Owner Trust
Series 2021-3 Class A2A
0.290% due 09/16/24 573 569
Series 2022-2 Class A3
3.490% due 02/16/27 610 608
CCG Receivables Trust
Series 2021-2 Class A2
0.540% due 03/14/29 (Þ) 394 379
Chase Issuance Trust
Series 2020-A1 Class A1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.530% due 01/15/25 1,085 1,076
Discover Card Execution Note Trust
Series 2022-A2 Class A
3.320% due 05/17/27 885 888
Enterprise Fleet Financing LLC
Series 2021-1 Class A2
0.440% due 12/21/26 (Þ) 1,039 1,008
Series 2022-1 Class A2
3.030% due 01/20/28 (Þ) 400 394
Ford Credit Auto Owner Trust
Series 2020-B Class A3
0.560% due 10/15/24 745 736
Series 2021-A Class A2
0.170% due 10/15/23 23 23
GM Financial Consumer Automobile
Receivables Trust
Series 2020-3 Class A4
0.580% due 01/16/26 550 524
Series 2022-2 Class A3
3.100% due 02/16/27 400 397
Goldentree Loan Management, LP
Series 2021-10A Class A
1.354% due 07/20/34 (USD 3 Month
LIBOR + 1.100%)(Ê)(Þ) 380 369
GoodGreen Trust
Series 2021-1A Class A
2.660% due 10/15/56 (Þ) 214 197
Great Lakes Kcap F3c Senior LLC
Series 2017-1A Class A
2.035% due 12/20/29 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 351 348
Hertz Vehicle Financing III LLC
Series 2022-3A Class A
3.370% due 03/25/25 (Þ) 725 714
Hertz Vehicle Financing III, LP
Series 2021-2A Class A
1.680% due 12/27/27 (Þ) 300 271
Series 2021-2A Class B
2.120% due 12/27/27 (Þ) 250 224
Hertz Vehicle Financing LLC
Series 2021-1A Class A
1.210% due 12/26/25 (Þ) 890 833
Series 2021-1A Class B
1.560% due 12/26/25 (Þ) 310 288
Hilton Grand Vacations Trust
Series 2020-AA Class A
2.740% due 02/25/39 (Þ) 226 218
Honda Auto Receivables Owner Trust
Series 2021-3 Class A2
0.200% due 02/20/24 512 507
Series 2022-1 Class A2
1.440% due 10/15/24 380 374
Hyundai Auto Receivables Trust
Series 2022-A Class A2A

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
216 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.810% due 02/18/25 610 604
Series 2022-B Class A3
3.720% due 11/16/26 795 798
JPMorgan Chase Bank NA
Series 2020-1 Class B
0.991% due 01/25/28 (Þ) 195 192
JPMorgan Mortgage Acquisition Trust
Series 2007-CH2 Class MV2
0.389% due 01/25/37 (USD 1 Month
LIBOR + 0.300%)(Ê) 250 241
Series 2007-CH4 Class M1
0.415% due 05/25/37 (USD 1 Month
LIBOR + 0.230%)(Ê) 250 238
Long Beach Mortgage Loan Trust
Series 2004-5 Class A6
0.669% due 09/25/34 (USD 1 Month
LIBOR + 0.580%)(Ê) 255 246
Series 2005-WL1 Class M4
1.139% due 06/25/35 (USD 1 Month
LIBOR + 1.050%)(Ê) 197 192
Lunar Structured Aircraft Portfolio Notes
Series 2021-1 Class A
2.636% due 10/15/46 (Þ) 225 208
Mercury Financial Credit Card Master
Trust
Series 2021-1A Class B
2.330% due 03/20/26 (Þ) 250 235
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE3 Class M1
2.092% due 03/25/34 (USD 1 Month
LIBOR + 0.855%)(Ê) 188 183
Navient Private Education Refi Loan
Trust
Series 2018-CA Class A2
3.520% due 06/16/42 (Þ) 129 128
Nelnet Student Loan Trust
Series 2021-A Class A2
1.134% due 04/20/62 (USD 1 Month
LIBOR + 1.030%)(Ê)(Þ) 250 241
Nissan Auto Receivables Owner Trust
Series 2022-A Class A2
1.320% due 11/15/24 780 770
Santander Drive Auto Receivables Trust
Series 2022-1 Class A3
1.940% due 11/17/25 805 787
SBA Small Business Investment Cos.
Series 2018-10B Class 1
3.548% due 09/10/28 152 152
SLM Student Loan Trust
Series 2006-B Class A5
0.782% due 12/15/39 (USD 3 Month
LIBOR + 0.270%)(Ê) 270 256
SoFi Professional Loan Program Trust
Series 2020-C Class AFX
1.950% due 02/15/46 (Þ) 64 61
Towd Point Mortgage Trust
Series 2018-2 Class A1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 03/25/58 (~)(Ê)(Þ) 521 511
Series 2018-6 Class A1A
3.750% due 03/25/58 (~)(Ê)(Þ) 442 439
Toyota Auto Receivables Owner Trust
Series 2019-D Class A3
1.920% due 01/16/24 434 433
UNIFY Auto Receivables Trust
Series 2021-1A Class A3
0.510% due 06/16/25 (Þ) 520 511
Verizon Master Trust
Series 2022-3 Class A
3.010% due 05/20/27 1,100 1,092
Wendy's Funding LLC
Series 2021-1A Class A2I
2.370% due 06/15/51 (Þ) 248 212
Wheels SPV 2 LLC
Series 2020-1A Class A2
0.510% due 08/20/29 (Þ) 281 277
World Omni Auto Receivables Trust
Series 2022-A Class A3
3.210% due 02/18/25 245 244
31,373
Corporate Bonds and Notes - 37.7%
3M Co.
3.000% due 08/07/25 600 597
7-Eleven, Inc.
0.800% due 02/10/24 (Þ) 855 817
AbbVie, Inc.
3.750% due 11/14/23 693 699
3.600% due 05/14/25 290 290
Series WI
2.600% due 11/21/24 830 813
Aetna, Inc.
3.500% due 11/15/24 355 353
Air Lease Corp.
0.700% due 02/15/24 770 730
Aircastle, Ltd.
5.250% due 08/11/25 (Þ) 541 529
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 722 711
Altria Group, Inc.
4.400% due 02/14/26 1,109 1,120
Amazon.com, Inc.
0.450% due 05/12/24 613 587
1.000% due 05/12/26 240 222
3.300% due 04/13/27 130 131
Ameren Corp.
1.950% due 03/15/27 360 329
American Express Co.
2.500% due 07/30/24 450 441
2.250% due 03/04/25 660 639

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 217
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.950% due 08/01/25 880 886
American Honda Finance Corp.
2.900% due 02/16/24 1,500 1,491
1.200% due 07/08/25 600 564
1.300% due 09/09/26 450 414
American International Group, Inc.
2.500% due 06/30/25 240 231
American Tower Corp.
0.600% due 01/15/24 746 712
Ameriprise Financial, Inc.
3.000% due 04/02/25 1,025 1,010
Amgen, Inc.
1.900% due 02/21/25 240 232
Apollo Management Holdings, LP
4.000% due 05/30/24 (Þ) 569 562
Apple, Inc.
0.700% due 02/08/26 775 716
Aptiv PLC
2.396% due 02/18/25 350 337
Ares Capital Corp.
4.250% due 03/01/25 569 554
AstraZeneca PLC
0.700% due 05/28/24 746 711
AT&T, Inc.
1.700% due 03/25/26 810 756
Athene Global Funding
2.204% due 05/24/24 (SOFR +
0.700%)(Ê)(Þ) 715 698
Bank of America Corp.
3.550% due 03/05/24 (USD 3 Month
LIBOR + 0.780%)(Ê) 1,300 1,298
0.810% due 10/24/24 (SOFR +
0.740%)(Ê) 1,176 1,129
3.458% due 03/15/25 (USD 3 Month
LIBOR + 0.970%)(Ê) 1,215 1,201
3.841% due 04/25/25 (SOFR +
1.110%)(Ê) 250 249
1.530% due 12/06/25 (SOFR +
0.650%)(Ê) 335 314
2.015% due 02/13/26 (USD 3 Month
LIBOR + 0.640%)(Ê) 1,150 1,089
1.734% due 07/22/27 (SOFR +
0.960%)(Ê) 400 363
Series N
1.658% due 03/11/27 (SOFR +
0.910%)(Ê) 525 480
Bank of New York Mellon Corp. (The)
1.600% due 04/24/25 160 152
3.992% due 06/13/28 (SOFR +
1.151%)(Ê) 240 240
BankUnited, Inc.
4.875% due 11/17/25 698 710
Barings BDC, Inc.
3.300% due 11/23/26 (Þ) 814 709
Baxter International, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
1.322% due 11/29/24 740 700
Becton Dickinson and Co.
3.363% due 06/06/24 296 294
Series WI
6.700% due 12/01/26 175 193
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 1,521 1,554
Berkshire Hathaway, Inc.
3.125% due 03/15/26 718 720
Berry Global, Inc.
Series WI
0.950% due 02/15/24 608 577
Boeing Co. (The)
1.950% due 02/01/24 975 948
2.800% due 03/01/24 270 265
4.875% due 05/01/25 320 325
2.196% due 02/04/26 585 545
BP Capital Markets America, Inc.
3.194% due 04/06/25 1,185 1,184
Bristol-Myers Squibb Co.
3.250% due 11/01/23 703 706
0.750% due 11/13/25 400 370
Broadcom, Inc.
Series WI
3.625% due 01/15/24 701 701
3.150% due 11/15/25 1,042 1,021
3.459% due 09/15/26 635 622
Brown & Brown, Inc.
4.200% due 09/15/24 561 561
Capital One Financial Corp.
3.900% due 01/29/24 701 701
Cargill, Inc.
0.750% due 02/02/26 (Þ) 110 100
Carrier Global Corp.
Series WI
2.242% due 02/15/25 740 715
Caterpillar Financial Services Corp.
0.800% due 11/13/25 130 120
CBRE Services, Inc.
4.875% due 03/01/26 751 768
CDW LLC / CDW Finance Corp.
5.500% due 12/01/24 550 560
Celanese US Holdings LLC
5.900% due 07/05/24 605 609
1.400% due 08/05/26 1,431 1,218
Centene Corp.
Series WI
4.250% due 12/15/27 60 59
CenterPoint Energy, Inc.
2.500% due 09/01/24 490 474

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
218 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series USD
4.500% due 02/01/24 562 566
Series WI
4.908% due 07/23/25 700 709
Chevron Corp.
2.895% due 03/03/24 550 549
0.687% due 08/12/25 882 820
Cigna Corp.
3.250% due 04/15/25 770 763
Citigroup, Inc.
0.981% due 05/01/25 (SOFR +
0.669%)(Ê) 1,525 1,444
4.140% due 05/24/25 (SOFR +
1.372%)(Ê) 680 681
5.500% due 09/13/25 760 792
3.290% due 03/17/26 (SOFR +
1.528%)(Ê) 280 274
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 760 739
Cleveland Electric Illuminating Co.
(The)
5.500% due 08/15/24 180 185
CNH Industrial Capital LLC
3.950% due 05/23/25 717 714
1.450% due 07/15/26 350 317
Colgate-Palmolive Co.
3.250% due 03/15/24 1,100 1,101
Comcast Corp.
3.700% due 04/15/24 485 489
Commonwealth Edison Co.
3.100% due 11/01/24 579 577
Consolidated Edison Co., Inc.
Series A
0.650% due 12/01/23 655 632
Constellation Energy Generation LLC
3.250% due 06/01/25 475 462
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 170 154
Costco Wholesale Corp.
2.750% due 05/18/24 581 577
Coterra Energy, Inc.
4.375% due 06/01/24 (Þ) 450 450
CVS Health Corp.
3.875% due 07/20/25 1,300 1,318
Daimler Finance NA LLC
1.125% due 12/14/23 (Þ) 734 708
Delta Air Lines Pass-Through Trust
Series AA
3.204% due 04/25/24 985 957
Devon Energy Corp.
5.850% due 12/15/25 180 188
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
5.250% due 09/15/24 200 204
DH Europe Finance II SARL
Series 5YR
2.200% due 11/15/24 590 571
DISH DBS Corp.
5.250% due 12/01/26 (Þ) 20 17
DR Horton, Inc.
2.500% due 10/15/24 220 213
Duke Energy Progress LLC
3.375% due 09/01/23 190 190
Duke Realty Corp.
3.250% due 06/30/26 723 706
Edison International
4.950% due 04/15/25 170 172
Elevance Health, Inc.
3.500% due 08/15/24 545 544
EMD Finance LLC
3.250% due 03/19/25 (Þ) 711 703
Enbridge Energy Partners, LP
5.875% due 10/15/25 527 553
Energy Transfer, LP
4.050% due 03/15/25 50 50
2.900% due 05/15/25 310 298
Series 5Y
4.200% due 09/15/23 300 300
Entergy Louisiana LLC
0.950% due 10/01/24 340 322
Enterprise Products Operating LLC
3.900% due 02/15/24 701 703
3.750% due 02/15/25 1,150 1,156
EOG Resources, Inc.
3.150% due 04/01/25 300 298
EQT Corp.
3.125% due 05/15/26 (Þ) 140 134
3.900% due 10/01/27 390 379
5.000% due 01/15/29 10 10
Exxon Mobil Corp.
2.019% due 08/16/24 588 575
2.992% due 03/19/25 770 767
FirstEnergy Transmission LLC
4.350% due 01/15/25 (Þ) 576 572
Ford Motor Credit Co. LLC
3.370% due 11/17/23 550 539
4.950% due 05/28/27 400 393
Fortinet, Inc.
1.000% due 03/15/26 350 314
Fox Corp.
Series WI
4.030% due 01/25/24 450 452
FS KKR Capital Corp.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 219
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 02/01/25 569 546
GA Global Funding Trust
0.800% due 09/13/24 (Þ) 715 664
1.625% due 01/15/26 (Þ) 285 260
General Dynamics Corp.
1.150% due 06/01/26 160 147
General Motors Financial Co., Inc.
1.700% due 08/18/23 550 537
2.750% due 06/20/25 470 449
1.250% due 01/08/26 650 586
Georgia-Pacific LLC
0.950% due 05/15/26 (Þ) 170 155
GLP Capital, LP / GLP Financing II, Inc.
3.350% due 09/01/24 546 526
5.375% due 04/15/26 90 89
Goldman Sachs BDC, Inc.
3.750% due 02/10/25 573 563
Goldman Sachs Group, Inc. (The)
3.500% due 04/01/25 1,200 1,194
3.272% due 09/29/25 (USD 3 Month
LIBOR + 1.201%)(Ê) 1,530 1,501
4.387% due 06/15/27 (SOFR +
1.510%)(Ê) 130 131
Series DMTN
3.625% due 02/20/24 930 931
Series VAR
1.093% due 12/09/26 (SOFR +
0.789%)(Ê) 1,220 1,102
Golub Capital BDC, Inc.
2.500% due 08/24/26 610 530
Harman International Industries, Inc.
4.150% due 05/15/25 690 694
HCA, Inc.
5.250% due 04/15/25 395 402
5.875% due 02/15/26 682 705
Highmark, Inc.
1.450% due 05/10/26 (Þ) 520 476
Home Depot, Inc. (The)
2.700% due 04/15/25 150 148
2.875% due 04/15/27 50 50
Honeywell International, Inc.
2.300% due 08/15/24 1,400 1,379
Humana, Inc.
3.850% due 10/01/24 705 708
4.500% due 04/01/25 110 112
Hyundai Capital America
1.250% due 09/18/23 (Þ) 280 272
0.800% due 01/08/24 (Þ) 210 200
International Business Machines Corp.
3.000% due 05/15/24 1,600 1,592
International Flavors & Fragrances, Inc.
1.230% due 10/01/25 (Þ) 784 716
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Jackson National Life Global Funding
1.750% due 01/12/25 (Þ) 245 232
3.050% due 04/29/26 (Þ) 650 629
John Deere Capital Corp.
0.450% due 06/07/24 700 668
JPMorgan Chase & Co.
3.625% due 05/13/24 1,430 1,442
4.023% due 12/05/24 (USD 3 Month
LIBOR + 1.000%)(Ê) 600 601
0.563% due 02/16/25 (SOFR +
0.420%)(Ê) 290 275
0.824% due 06/01/25 (SOFR +
0.540%)(Ê) 475 447
3.845% due 06/14/25 (SOFR +
0.980%)(Ê) 910 907
1.561% due 12/10/25 (SOFR +
0.605%)(Ê) 360 339
2.083% due 04/22/26 (SOFR +
1.850%)(Ê) 820 776
4.080% due 04/26/26 (SOFR +
1.320%)(Ê) 865 864
1.045% due 11/19/26 (SOFR +
0.800%)(Ê) 250 225
1.040% due 02/04/27 (CME Term
SOFR 3 Month + 0.695%)(Ê) 500 449
1.578% due 04/22/27 (SOFR +
0.885%)(Ê) 450 409
Kilroy Realty, LP
3.450% due 12/15/24 567 554
Kinder Morgan, Inc.
4.300% due 06/01/25 600 605
Kraft Heinz Foods Co.
Series WI
3.000% due 06/01/26 738 715
Kroger Co. (The)
3.500% due 02/01/26 713 714
L3Harris Technologies, Inc.
3.832% due 04/27/25 90 90
Laboratory Corp. of America Holdings
2.300% due 12/01/24 725 701
Las Vegas Sands Corp.
3.200% due 08/08/24 190 185
2.900% due 06/25/25 290 272
Lehman Brothers Holdings Capital Trust
VII
5.857% due 11/29/49 (Š)(Ø)(Æ) 270 —
Lockheed Martin Corp.
Series 10YR
3.550% due 01/15/26 335 340
Lowe's Cos., Inc.
3.125% due 09/15/24 862 856
Magallanes, Inc.
3.788% due 03/15/25 (Þ) 719 702
3.755% due 03/15/27 (Þ) 210 202
Series 144a

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
220 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.638% due 03/15/25 (Þ) 1,870 1,832
Main Street Capital Corp.
5.200% due 05/01/24 568 568
Marathon Petroleum Corp.
4.700% due 05/01/25 320 326
Marriott International, Inc.
Series FXD
3.600% due 04/15/24 280 280
Marsh & McLennan Cos., Inc.
3.500% due 03/10/25 704 704
McDonald's Corp.
3.300% due 07/01/25 450 450
Merck & Co., Inc.
2.750% due 02/10/25 1,300 1,289
Met Tower Global Funding
1.250% due 09/14/26 (Þ) 685 617
Microsoft Corp.
3.125% due 11/03/25 571 574
Mid-America Apartments, LP
3.750% due 06/15/24 565 564
Morgan Stanley
3.620% due 04/17/25 (SOFR +
1.160%)(Ê) 400 396
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 760 724
4.679% due 07/17/26 (SOFR +
1.669%)(Ê) 870 884
0.985% due 12/10/26 (SOFR +
0.720%)(Ê) 1,150 1,032
Series GMTN
0.791% due 01/22/25 (SOFR +
0.509%)(Ê) 485 461
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 765 698
MPLX, LP
4.000% due 02/15/25 220 219
1.750% due 03/01/26 625 575
National Securities Clearing Corp.
0.750% due 12/07/25 (Þ) 340 311
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 1,100 1,102
0.606% due 09/14/24 (Þ) 745 705
Netflix, Inc.
5.750% due 03/01/24 678 694
New York Life Global Funding
0.400% due 10/21/23 (Þ) 230 222
3.150% due 06/06/24 (Þ) 320 317
NextEra Energy Capital Holdings, Inc.
4.450% due 06/20/25 415 428
NiSource, Inc.
0.950% due 08/15/25 435 398
Northrop Grumman Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.930% due 01/15/25 140 139
Northwestern Mutual Life Insurance Co.
(The)
0.800% due 01/14/26 (Þ) 570 519
Oaktree Specialty Lending Corp.
3.500% due 02/25/25 581 557
Occidental Petroleum Corp.
5.875% due 09/01/25 180 183
3.000% due 02/15/27 30 28
Office Properties Income Trust
4.250% due 05/15/24 722 696
Omega Healthcare Investors, Inc.
4.950% due 04/01/24 570 572
Oncor Electric Delivery Co. LLC
0.550% due 10/01/25 260 237
Oracle Corp.
2.500% due 04/01/25 1,070 1,035
1.650% due 03/25/26 450 414
2.650% due 07/15/26 581 550
Otis Worldwide Corp.
Series WI
2.056% due 04/05/25 746 712
Owl Rock Capital Corp.
3.750% due 07/22/25 577 550
Pacific Gas and Electric Co.
1.700% due 11/15/23 500 483
4.950% due 06/08/25 220 218
Pacific Life Global Funding II
1.200% due 06/24/25 (Þ) 500 464
PayPal Holdings, Inc.
2.400% due 10/01/24 540 531
PepsiCo, Inc.
2.850% due 02/24/26 569 568
Philip Morris International, Inc.
3.600% due 11/15/23 694 697
2.875% due 05/01/24 210 208
0.875% due 05/01/26 260 234
Pioneer Natural Resources Co.
1.125% due 01/15/26 550 500
PPG Industries, Inc.
1.200% due 03/15/26 160 146
Principal Life Global Funding II
1.250% due 06/23/25 (Þ) 280 259
Private Export Funding Corp.
Series OO
1.750% due 11/15/24 1,200 1,160
Prospect Capital Corp.
3.706% due 01/22/26 602 542
Protective Life Global Funding
3.104% due 04/15/24 (Þ) 1,010 998
Series REGS
1.170% due 07/15/25 (Þ) 930 862

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 221
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Public Service Enterprise Group, Inc.
0.841% due 11/08/23 685 662
Raytheon Technologies Corp.
3.950% due 08/16/25 140 142
Series WI
3.700% due 12/15/23 576 580
Realty Income Corp.
4.600% due 02/06/24 570 578
Republic Services, Inc.
0.875% due 11/15/25 783 713
Roche Holdings, Inc.
2.132% due 03/10/25 (Þ) 731 715
Royalty Pharma PLC
Series WI
0.750% due 09/02/23 480 464
Sealed Air Corp.
1.573% due 10/15/26 (Þ) 345 307
Service Properties Trust
7.500% due 09/15/25 490 475
Sherwin-Williams Co. (The)
3.450% due 08/01/25 712 708
Sixth Street Specialty Lending, Inc.
3.875% due 11/01/24 579 559
Southern Power Co.
0.900% due 01/15/26 550 499
Southwest Airlines Co.
5.250% due 05/04/25 260 268
Spectra Energy Partners, LP
4.750% due 03/15/24 561 568
Synchrony Financial
4.250% due 08/15/24 562 562
Targa Resources Corp.
5.200% due 07/01/27 170 173
TCI Communications, Inc.
7.875% due 02/15/26 475 539
Thermo Fisher Scientific, Inc.
0.797% due 10/18/23 607 590
T-Mobile USA, Inc.
2.250% due 02/15/26 470 438
3.375% due 04/15/29 10 9
Series WI
3.500% due 04/15/25 1,695 1,675
Toyota Motor Credit Corp.
0.500% due 08/14/23 700 681
Transcontinental Gas Pipe Line Co. LLC
Series WI
7.850% due 02/01/26 20 22
TSMC Arizona Corp.
1.750% due 10/25/26 977 905
Tyson Foods, Inc.
3.950% due 08/15/24 563 567
Union Pacific Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 03/15/24 702 705
United Airlines Pass-Through Trust
Series A
4.000% due 04/11/26 566 533
United Airlines, Inc.
Series 144a
4.375% due 04/15/26 (Þ) 850 816
UnitedHealth Group, Inc.
3.700% due 05/15/27 210 214
UPMC
Series D-1
3.600% due 04/03/25 1,130 1,121
US Bank NA
Series BKNT
2.050% due 01/21/25 340 329
Verizon Communications, Inc.
0.750% due 03/22/24 290 279
3.500% due 11/01/24 564 566
4.125% due 03/16/27 380 389
2.100% due 03/22/28 80 73
Series WI
2.355% due 03/15/32 334 288
Vertiv Group Corp.
4.125% due 11/15/28 (Þ) 10 9
Viatris, Inc.
Series WI
1.650% due 06/22/25 225 206
Visa, Inc.
3.150% due 12/14/25 280 280
VMware, Inc.
1.000% due 08/15/24 695 654
Vontier Corp.
Series WI
1.800% due 04/01/26 165 145
Walt Disney Co. (The)
1.750% due 08/30/24 1,994 1,941
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 729 704
Wells Fargo & Co.
3.300% due 09/09/24 1,300 1,299
0.805% due 05/19/25 (SOFR +
0.510%)(Ê) 1,120 1,057
2.406% due 10/30/25 (SOFR +
1.087%)(Ê) 1,530 1,473
3.908% due 04/25/26 (SOFR +
1.320%)(Ê) 270 268
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 855 811
Western Gas Partners, LP
3.950% due 06/01/25 20 20
Western Midstream Operating, LP
4.650% due 07/01/26 490 486

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
222 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Westinghouse Air Brake Technologies
Corp.
3.200% due 06/15/25 225 217
Williams Cos., Inc. (The)
4.300% due 03/04/24 930 934
Workday, Inc.
3.500% due 04/01/27 310 304
XPO Logistics, Inc.
6.250% due 05/01/25 (Þ) 5 5
162,248
International Debt - 18.7%
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 546 544
ABPCI Direct Lending Fund CLO
Series 2020-9A Class A1R
1.668% due 11/18/31 (USD 3 Month
LIBOR + 1.400%)(Ê)(Þ) 410 399
AerCap Ireland Capital Designated
Activity Co. and AerCap Global
Aviation Trust
1.650% due 10/29/24 290 269
Series 3NC1
1.750% due 10/29/24 360 334
3.500% due 01/15/25 360 347
AGL CLO 6, Ltd.
Series 2021-6A Class AR
3.910% due 07/20/34 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 510 496
Allegro CLO XI, Ltd.
Series 2020-2A Class A1A
1.580% due 01/19/33 (USD 3 Month
LIBOR + 1.390%)(Ê)(Þ) 250 246
Ammc CLO 23, Ltd.
Series 2021-23A Class A1R
3.780% due 10/17/31 (USD 3 Month
LIBOR + 1.040%)(Ê)(Þ) 230 226
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 540 531
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
3.650% due 02/01/26 430 433
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 260 249
ASB Bank, Ltd.
3.125% due 05/23/24 (Þ) 707 698
Ashtead Capital, Inc.
1.500% due 08/12/26 (Þ) 813 715
Asian Development Bank
Series GMTN
1.500% due 01/20/27 160 151
Avolon Holdings Funding, Ltd.
5.125% due 10/01/23 (Þ) 170 168
Banco Inbursa SA Institucion de Banca
Multiple
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 06/06/24 (Þ) 537 531
Banco Santander SA
2.746% due 05/28/25 400 382
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 200 192
Bancolombia SA
3.000% due 01/29/25 559 526
Bank of Montreal
2.500% due 06/28/24 1,900 1,862
3.700% due 06/07/25 430 431
4.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.979%)(Ê)(ƒ) 551 523
Bank of Nova Scotia (The)
0.650% due 07/31/24 1,380 1,301
3.450% due 04/11/25 260 258
1.050% due 03/02/26 540 493
Barclays PLC
2.791% due 05/16/24 (USD 3 Month
LIBOR + 1.380%)(Ê) 400 398
4.375% due 09/11/24 560 558
1.007% due 12/10/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.800%)(Ê) 590 562
BAT Capital Corp.
3.215% due 09/06/26 290 275
BAT International Finance PLC
1.668% due 03/25/26 725 655
Bayer US Finance II LLC
5.500% due 08/15/25 (Þ) 542 557
BBVA Bancomer SA
4.375% due 04/10/24 (Þ) 564 559
BCRED MML CLO LLC
Series 2021-1A Class A
3.992% due 01/15/35 (USD 3 Month
LIBOR + 1.480%)(Ê)(Þ) 200 192
BDS, Ltd.
Series 2021-FL8 Class A
1.020% due 01/18/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 223 217
Bharti Airtel International Netherlands
BV
5.350% due 05/20/24 (Þ) 680 694
BHP Billiton Finance USA, Ltd.
3.850% due 09/30/23 571 576
Black Diamond CLO, Ltd.
Series 2017-1A Class A1AR
1.309% due 04/24/29 (USD 3 Month
LIBOR + 1.050%)(Ê)(Þ) 195 193
BMW US Capital LLC
0.800% due 04/01/24 (Þ) 170 163
BNP Paribas SA
4.705% due 01/10/25 (USD 3 Month
LIBOR + 2.235%)(Ê)(Þ) 540 542

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 223
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 09/28/25 (Þ) 556 551
British Telecommunications PLC
4.500% due 12/04/23 564 568
Brookfield Finance, Inc.
4.000% due 04/01/24 706 709
BXMT, Ltd.
Series 2021-FL4 Class A
1.170% due 05/15/38 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 330 325
Canadian Imperial Bank of Commerce
0.950% due 10/23/25 220 202
1.250% due 06/22/26 798 728
Canadian Pacific Railway Co.
1.350% due 12/02/24 675 641
1.750% due 12/02/26 260 242
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-1A Class A1R2
3.311% due 04/17/31 (USD 3 Month
LIBOR + 0.970%)(Ê)(Þ) 279 274
Cedar Funding V CLO, Ltd.
Series 2020-5A Class AFRR
1.937% due 07/17/31 (Þ) 320 299
CIFC Funding, Ltd.
Series 2021-4A Class A
1.144% due 07/15/33 (USD 3 Month
LIBOR + 1.050%)(Ê)(Þ) 330 322
Cooperatieve Rabobank UA
3.649% due 04/06/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.220%)(Ê)(Þ) 700 674
Credicorp, Ltd.
2.750% due 06/17/25 (Þ) 591 546
Credit Agricole SA
4.375% due 03/17/25 (Þ) 590 583
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 598 553
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 340 303
Credit Suisse Group AG
Series FXD
3.700% due 02/21/25 365 360
Daimler Finance NA LLC
1.450% due 03/02/26 (Þ) 210 194
Danone SA
2.589% due 11/02/23 (Þ) 588 582
Danske Bank A/S
5.375% due 01/12/24 (Þ) 270 274
3.773% due 03/28/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 610 598
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 612 550
Deutsche Bank AG
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.898% due 05/28/24 751 711
3.700% due 05/30/24 566 558
Dryden 55 CLO, Ltd.
Series 2018-55A Class A1
1.146% due 04/15/31 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 250 246
Dryden Senior Loan Fund
Series 2022-80A Class BR
2.596% due 01/17/33 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 270 257
Enel Finance International NV
1.375% due 07/12/26 (Þ) 616 546
Equinor ASA
2.875% due 04/06/25 3,420 3,385
7.150% due 11/15/25 503 556
Four Seasons Hotels, Ltd. 1st Lien Term
Loan
0.049% due 11/30/23 (USD 1 Month
LIBOR + 2.000%)(Ê) 127 126
GlaxoSmithKline Capital PLC
0.534% due 10/01/23 609 593
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 600 598
Great-West Lifeco U.S. Finance 2020,
LP
0.904% due 08/12/25 (Þ) 260 238
GSK Consumer Healthcare Capital UK
PLC
3.125% due 03/24/25 (Þ) 1,448 1,428
Halsey Point CLO I, Ltd.
Series 2019-1A Class A1A1
1.538% due 01/20/33 (USD 3 Month
LIBOR + 1.350%)(Ê)(Þ) 570 561
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 09/19/26 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 260 248
Hildene Community Funding CDO, Ltd.
Series 2021-1A Class ARR
2.600% due 11/01/35 (Š)(Þ) 270 235
HSBC Holdings PLC
1.162% due 11/22/24 (SOFR +
0.580%)(Ê) 335 321
3.803% due 03/11/25 (USD 3 Month
LIBOR + 1.211%)(Ê) 270 267
2.633% due 11/07/25 (SOFR +
1.402%)(Ê) 731 700
1.645% due 04/18/26 (SOFR +
1.538%)(Ê) 270 249
ICICI Bank, Ltd.
4.000% due 03/18/26 (Þ) 565 561
ING Bank NV
5.800% due 09/25/23 (Þ) 549 558
ING Groep NV
4.017% due 03/28/28 (SOFR +
1.830%)(Ê) 270 262
Lloyds Banking Group PLC

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
224 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.900% due 03/12/24 540 541
Lukoil International Finance BV
2.800% due 04/26/27 (Þ) 290 177
Magnetite XIV-R, Ltd.
Series 2018-14RA Class A2
1.254% due 10/18/31 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 330 324
Meituan
2.125% due 10/28/25 (Þ) 675 595
MF1, Ltd.
Series 2021-FL7 Class A
1.175% due 10/18/36 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 260 251
Mitsubishi UFJ Financial Group, Inc.
0.848% due 09/15/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.680%)(Ê) 470 453
1.412% due 07/17/25 650 604
0.953% due 07/19/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê) 700 656
Mizuho Financial Group, Inc.
0.849% due 09/08/24 (SOFR +
0.872%)(Ê) 370 357
Mondelez International Holdings
Netherlands BV
2.250% due 09/19/24 (Þ) 589 571
National Bank of Canada
Series FXD
0.750% due 08/06/24 755 709
Nationwide Building Society
0.550% due 01/22/24 (Þ) 330 315
NatWest Group PLC
4.269% due 03/22/25 (USD 3 Month
LIBOR + 1.762%)(Ê) 540 535
Neuberger Berman CLO, Ltd.
Series 2021-40A Class A
1.248% due 04/16/33 (USD 3 Month
LIBOR + 1.060%)(Ê)(Þ) 275 269
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 400 394
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 200 192
Nomura Holdings, Inc.
2.648% due 01/16/25 745 718
Nordea Bank Abp
0.750% due 08/28/25 (Þ) 270 247
Novartis Capital Corp.
3.400% due 05/06/24 572 575
NTT Finance Corp.
1.162% due 04/03/26 (Þ) 550 503
OCP CLO, Ltd.
Series 2018-5A Class A1R
1.256% due 04/26/31 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 390 384
Octagon Investment Partners 47, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-1A Class AR
1.294% due 07/20/34 (USD 3 Month
LIBOR + 1.160%)(Ê)(Þ) 250 242
Owl Rock CLO I, Ltd.
Series 2019-1A Class A
1.931% due 05/20/31 (USD 3 Month
LIBOR + 1.800%)(Ê)(Þ) 270 265
OZLM XII, Ltd.
Series 2018-12A Class A1R
1.236% due 04/30/27 (USD 3 Month
LIBOR + 1.050%)(Ê)(Þ) 15 15
Parliament Funding II, Ltd.
Series 2021-1A Class AR
3.960% due 10/20/31 (USD 3 Month
LIBOR + 1.250%)(Ê)(Þ) 360 350
Petrobras Global Finance BV
6.250% due 03/17/24 260 267
PFP, Ltd.
Series 2021-8 Class A
1.100% due 08/09/37 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 247 234
Prosus NV
3.061% due 07/13/31 (Þ) 240 187
Rad CLO 15, Ltd.
Series 2021-15A Class A
3.800% due 01/20/34 (USD 3 Month
LIBOR + 1.090%)(Ê)(Þ) 250 242
Radnor RE, Ltd.
Series 2021-1 Class M1C
2.710% due 12/27/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 250 232
Reckitt Benckiser Treasury Services plc
2.750% due 06/26/24 (Þ) 713 701
Royal Bank of Canada
0.500% due 10/26/23 1,100 1,065
3.375% due 04/14/25 550 546
Royal Bank of Scotland Group PLC
4.800% due 04/05/26 702 709
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 574 574
Sands China, Ltd.
2.550% due 03/08/27 (Þ) 200 166
Santander UK Group Holdings PLC
5.000% due 11/07/23 (Þ) 531 533
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 560 552
Setanta Aircraft Leasing DAC Term
Loan B
0.043% due 11/02/28 (USD 3 Month
LIBOR  + 2.000%)(Ê) 130 127
Shinhan Financial Group Co., Ltd.
2.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.064%)(Ê)(ƒ)(Þ) 255 217
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 610 583

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 225
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Skandinaviska Enskilda Banken AB
0.850% due 09/02/25 (Þ) 270 246
Sky, Ltd.
3.750% due 09/16/24 (Þ) 563 565
Societe Generale SA
4.250% due 04/14/25 (Þ) 566 558
Standard Chartered PLC
0.991% due 01/12/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.780%)(Ê)(Þ) 741 702
1.214% due 03/23/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.880%)(Ê)(Þ) 280 265
State Bank of India
4.875% due 04/17/24 (Þ) 385 391
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/24 (Þ) 565 566
1.402% due 09/17/26 340 306
Sumitomo Mitsui Trust Bank, Ltd.
0.850% due 03/25/24 (Þ) 520 496
Suncor Energy, Inc.
7.875% due 06/15/26 489 551
SURA Asset Management SA
4.875% due 04/17/24 (Þ) 607 609
Swedbank AB
3.356% due 04/04/25 (Þ) 840 830
Symphony CLO XIX, Ltd.
Series 2018-19A Class A
1.231% due 04/16/31 (USD 3 Month
LIBOR + 0.960%)(Ê)(Þ) 410 402
Symphony CLO XXVI, Ltd.
Series 2021-26A Class X
3.260% due 04/20/33 (USD 3 Month
LIBOR + 0.550%)(Ê)(Þ) 175 175
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 558 563
TCI-Flatiron CLO, Ltd.
Series 2016-1A Class AR3
1.270% due 01/17/32 (CME Term
SOFR 3 Month + 1.100%)(Ê)(Þ) 300 290
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 420 379
Toronto-Dominion Bank (The)
0.450% due 09/11/23 609 591
1.250% due 12/13/24 1,400 1,325
3.766% due 06/06/25 415 417
0.750% due 09/11/25 600 550
TotalEnergies Capital International SA
3.750% due 04/10/24 698 704
Toyota Motor Credit Corp.
1.339% due 03/25/26 170 159
TransCanada PipeLines, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.000% due 10/12/24 560 526
TSMC Global, Ltd.
0.750% due 09/28/25 (Þ) 405 369
UBS Group AG
0.450% due 02/09/24 (Þ) 1,650 1,571
1.008% due 07/30/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.830%)(Ê)(Þ) 930 903
0.700% due 08/09/24 (Þ) 360 339
1.375% due 01/13/25 (Þ) 500 473
4.125% due 09/24/25 (Þ) 540 543
4.488% due 05/12/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 320 322
Unilever Capital Corp.
2.600% due 05/05/24 584 578
3.100% due 07/30/25 1,500 1,492
Vale Overseas, Ltd.
6.250% due 08/10/26 791 846
Voya CLO, Ltd.
Series 2018-2A Class A1
2.219% due 07/15/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 570 559
Series 2021-4A Class A1AR
3.552% due 01/15/32 (USD 3 Month
LIBOR + 1.040%)(Ê)(Þ) 370 363
Wellfleet CLO, Ltd.
Series 2021-2A Class AR
3.732% due 07/15/34 (USD 3 Month
LIBOR + 1.220%)(Ê)(Þ) 460 448
Whitebox CLO I, Ltd.
Series 2021-1A Class ANAR
3.913% due 07/24/32 (USD 3 Month
LIBOR + 1.130%)(Ê)(Þ) 390 382
80,259
Loan Agreements - 0.4%
APi Group DE, Inc. Term Loan B
0.049% due 10/01/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 129 126
AppLovin Corp. 1st Lien Term Loan B
0.056% due 08/15/25 (USD 3 Month
LIBOR  + 3.250%)(Ê) 129 126
Asurion LLC 2021 Term Loan B9
0.056% due 07/31/27 (USD 1 Month
LIBOR + 3.250%)(Ê) 129 121
Caesars Resort Collection LLC 1st Lien
Term Loan B
0.051% due 12/22/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 129 126
Charter Communications Operating LLC
Term Loan B1
0.041% due 04/30/25 (USD 1 Month
LIBOR + 1.750%)(Ê) 129 127
Charter Communications Operating LLC
Term Loan B2
0.041% due 02/01/27 (USD 1 Month
LIBOR + 1.750%)(Ê) 129 125
Clarios Global, LP 2021 Term Loan B

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
226 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.056% due 04/30/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 130 125
Genesee & Wyoming, Inc. New Term
Loan
0.043% due 12/30/26 (USD 3 Month
LIBOR  + 2.000%)(Ê) 129 127
Hudson River Trading LLC Term Loan
0.054% due 03/18/28 (USD 1 Month
LIBOR + 3.000%)(Ê) 129 123
Nexstar Broadcasting, Inc. Term Loan B4
0.049% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 85 83
Prime Security Services Borrower LLC
2021 Term Loan
0.045% due 09/23/26 (USD 1 Month
LIBOR + 2.750%)(Ê) 129 125
Rent-A-Center, Inc. 1st Lien Term Loan
B
0.061% due 02/17/28 (USD 3 Month
LIBOR  + 3.250%)(Ê) 129 116
VFH Parent LLC 2022 Term Loan B
0.052% due 01/07/29 (USD 1 Month
LIBOR + 3.000%)(Ê) 130 125
Virgin Media Secured Finance PLC Term
Loan
0.045% due 01/31/28 (USD 1 Month
LIBOR + 2.500%)(Ê) 130 127
XPO Logistics, Inc. Term Loan
0.035% due 02/23/25 (USD 1 Month
LIBOR + 1.750%)(Ê) 130 127
1,829
Mortgage-Backed Securities - 8.6%
Arbor Multifamily Mortgage Securities
Trust
Series 2021-MF3 Class A1
1.075% due 10/15/54 (Þ) 260 240
Series 2021-MF3 Class A2
2.213% due 10/15/54 (Þ) 345 320
AREIT, Inc.
Series 2021-CRE5 Class A
1.180% due 07/17/26 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 174 167
Series 2024-CRE Class 1
1.300% due 11/17/24 (SOFR 30 Day
Average + 1.250%)(Ê)(Þ) 250 240
Avenue of Americas
Series 2021-1177 Class A
0.965% due 10/15/36 (USD 1 Month
LIBOR + 0.874%)(Ê)(Þ) 310 292
Bank Commercial Mortgage Pass-
Through Certificates
Series 2020-BN26 Class A1
1.388% due 03/15/63 92 88
Series 2020-BN28 Class A1
0.628% due 03/15/63 135 128
Series 2020-BN29 Class A1
0.549% due 11/15/53 954 900
Barclays Commercial Mortgage
Securities Trust
Series 2018-TALL Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.499% due 03/15/37 (USD 1 Month
LIBOR + 0.722%)(Ê)(Þ) 495 469
BBCMS Mortgage Trust
Series 2021-C11 Class A1
0.752% due 09/15/54 472 438
Benchmark Mortgage Trust
Series 2020-B17 Class A1
1.282% due 03/15/53 129 124
Series 2020-B21 Class A1
0.537% due 12/17/53 249 236
Series 2020-B21 Class A2
1.738% due 12/15/53 485 450
Series 2020-B22 Class A1
0.509% due 01/15/54 1,002 934
Series 2021-B27 Class XA
Interest Only STRIPS
1.274% due 07/15/54 (~)(Ê) 4,174 330
Series 2021-B28 Class A1
0.597% due 08/15/54 (~)(Ê) 583 543
BPR Trust
Series 2021-TY Class C
1.800% due 09/23/23 (USD 1 Month
LIBOR + 1.700%)(Ê)(Þ) 250 236
BX Commercial Mortgage Trust
Series 2019-MMP Class A
1.185% due 08/15/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 547 539
Series 2019-XL Class A
1.105% due 10/15/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 506 499
Series 2020-VIVA Class D
3.667% due 03/09/44 (~)(Ê)(Þ) 240 198
Series 2020-VIVA Class E
3.667% due 03/11/44 (~)(Ê)(Þ) 250 199
Series 2021-BXMF Class A
0.726% due 10/15/26 (USD 1 Month
LIBOR + 0.636%)(Ê)(Þ) 310 297
Series 2021-CIP Class A
1.021% due 12/15/28 (USD 1 Month
LIBOR + 0.921%)(Ê)(Þ) 250 242
Series 2021-SDMF Class F
2.491% due 09/15/34 (USD 1 Month
LIBOR + 1.937%)(Ê)(Þ) 280 260
Series 2021-VOLT Class A
0.800% due 09/15/36 (USD 1 Month
LIBOR + 0.700%)(Ê)(Þ) 310 298
Series 2021-XL2 Class A
0.789% due 10/15/36 (USD 1 Month
LIBOR + 0.689%)(Ê)(Þ) 289 278
Series 2021-XL2 Class D
1.497% due 10/15/36 (USD 1 Month
LIBOR + 1.397%)(Ê)(Þ) 289 273
Series 2022-LP2 Class A
1.063% due 02/15/39 (CME Term
SOFR 1 Month + 1.013%)(Ê)(Þ) 224 214
BX Trust

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 227
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-ARIA Class A
0.979% due 10/15/36 (USD 1 Month
LIBOR + 0.899%)(Ê)(Þ) 600 569
Series 2021-ARIA Class D
1.975% due 10/15/36 (USD 1 Month
LIBOR + 1.895%)(Ê)(Þ) 310 288
Series 2021-MFM1 Class A
0.850% due 01/15/34 (USD 1 Month
LIBOR + 0.700%)(Ê)(Þ) 440 426
Series 2022-LBA6 Class A
1.058% due 01/15/39 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 250 241
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class A
1.255% due 12/15/37 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 385 380
Citigroup Commercial Mortgage Trust
Series 2017-P8 Class A1
2.065% due 09/15/50 27 27
Series 2020-GC46 Class A1
1.846% due 02/15/53 117 113
COLT Mortgage Loan Trust
Series 2022-2 Class A1
2.994% due 02/25/67 (~)(Ê)(Þ) 109 104
Commercial Mortgage Trust
Series 2012-CR3 Class A3
2.822% due 10/15/45 316 315
Series 2013-CR11 Class ASB
3.660% due 10/10/46 64 64
Series 2013-LC6 Class A2
3.282% due 01/10/46 475 472
Series 2014-CR20 Class ASB
3.305% due 11/10/47 130 129
Series 2015-CR22 Class ASB
3.144% due 03/10/48 116 116
Series 2015-LC23 Class ASB
3.598% due 10/10/48 33 33
Series 2020-CBM Class A2
2.896% due 02/10/37 (Þ) 310 295
Series 2021-PF1 Class A1
1.122% due 11/15/54 794 741
Credit Suisse Mortgage Trust
Series 2020-RPL4 Class A1
2.000% due 01/25/60 (~)(Ê)(Þ) 223 207
Series 2021-NQM6 Class A3
1.585% due 07/25/66 (~)(Ê)(Þ) 199 165
CSAIL Commercial Mortgage Trust
Series 2015-C3 Class A3
3.447% due 08/15/48 104 102
Series 2015-C3 Class ASB
3.448% due 08/15/48 96 95
Series 2016-C7 Class ASB
3.314% due 11/15/49 182 179
Series 2020-C19 Class A1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.296% due 03/15/53 184 176
Series 2021-C20 Class A1
0.855% due 03/15/54 639 600
Ellington Financial Mortgage Trust
Series 2022-1 Class A1
2.206% due 02/25/26 (~)(Ê)(Þ) 158 142
ELP Commercial Mortgage Trust
Series 2021-ELP Class A
0.801% due 11/15/36 (USD 1 Month
LIBOR + 0.701%)(Ê)(Þ) 440 423
Series 2021-ELP Class D
1.619% due 11/15/36 (USD 1 Month
LIBOR + 1.518%)(Ê)(Þ) 250 237
Extended Stay America Trust
Series 2021-ESH Class A
1.155% due 07/15/38 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 318 311
Fannie Mae
4.500% due 2025 34 35
3.000% due 2040 1,593 1,560
Fannie Mae REMICS
Series 2007-73 Class A1
1.388% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 9 9
Series 2012-111 Class UC
1.350% due 10/25/27 601 578
Freddie Mac
3.284% due 2049 (USD 12 Month
LIBOR + 1.629%)(Ê) 909 901
2.551% due 2052 (SOFR 30 Day
Average + 2.380%)(Ê) 1,493 1,432
Freddie Mac REMICS
Series 2012-4083 Class DC
1.500% due 07/15/27 215 209
Series 2013-4182 Class UC
1.500% due 09/15/27 174 170
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2020-DNA2 Class M2
2.018% due 02/25/50 (USD 1 Month
LIBOR + 1.850%)(Ê)(Þ) 103 102
Series 2020-DNA4 Class M2
3.908% due 08/25/50 (USD 1 Month
LIBOR + 3.750%)(Ê)(Þ) 13 14
Series 2021-DNA5 Class M2
1.700% due 01/25/34 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 229 225
Series 2022-DNA2 Class M1A
1.349% due 02/25/42 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 68 67
Series 2022-DNA2 Class M1B
2.449% due 02/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 60 57
Ginnie Mae REMICS
Series 2014-21 Class DA
2.000% due 04/16/26 268 264
Series 2016-H11 Class HA

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
228 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 01/20/66 1,006 981
Series 2017-H03 Class NA
3.125% due 10/20/66 720 711
Series 2017-H23 Class MA
3.000% due 11/20/67 227 223
Series 2021-H15 Class HB
1.250% due 09/20/65 802 778
Great Wolf Trust
Series 2019-WOLF Class A
1.196% due 12/15/36 (USD 1 Month
LIBOR + 1.034%)(Ê)(Þ) 410 400
Hawaii Hotel Trust
Series 2019-MAUI Class F
2.935% due 05/15/38 (USD 1 Month
LIBOR + 2.750%)(Ê)(Þ) 250 234
JPMBB Commercial Mortgage Securities
Trust
Series 2014-C22 Class A4
3.801% due 09/15/47 525 522
Series 2014-C24 Class A2
2.940% due 11/15/47 26 26
Series 2016-C2 Class ASB
2.954% due 06/15/49 562 551
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2013-C14 Class B
4.847% due 08/15/46 (~)(Ê) 510 496
Series 2014-C21 Class AS
3.997% due 08/15/47 300 295
Series 2014-C25 Class B
4.347% due 11/15/47 (~)(Ê) 115 110
Series 2017-JP5 Class ASB
3.549% due 03/15/50 360 356
Series 2017-JP7 Class A3
3.379% due 09/15/50 800 784
Series 2019-MFP Class A
1.145% due 07/15/36 (USD 1 Month
LIBOR + 0.960%)(Ê)(Þ) 940 921
Series 2021-NYAH Class F
2.270% due 06/15/38 (USD 1 Month
LIBOR + 2.190%)(Ê)(Þ) 250 229
KKR Industrial Portfolio Trust
Series 2021-KDIP Class A
0.700% due 12/15/37 (USD 1 Month
LIBOR + 0.550%)(Ê)(Þ) 62 61
Legacy Mortgage Asset Trust
Series 2020-RPL1 Class A1
3.000% due 09/25/59 (~)(Ê)(Þ) 186 179
MBRT Institutional Ownership
Series 2019-MBR Class H1
4.073% due 11/15/36 (USD 1 Month
LIBOR + 4.000%)(Ê)(Þ) 250 237
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C6 Class A4
2.858% due 11/15/45 214 214
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-C12 Class ASB
3.824% due 10/15/46 78 78
Series 2016-C32 Class ASB
3.514% due 12/15/49 281 278
Morgan Stanley Capital I Trust
Series 2021-L5 Class A1
0.785% due 04/15/26 391 364
Series 2021-L7 Class A1
0.881% due 08/15/26 1,109 1,032
New Residential Mortgage Loan Trust
Series 2022-NQM2 Class A1
3.079% due 03/27/62 (~)(Ê)(Þ) 230 214
NYO Commercial Mortgage Trust
Series 2021-1290 Class D
2.625% due 11/15/38 (USD 1 Month
LIBOR + 2.545%)(Ê)(Þ) 310 286
OBX Trust
Series 2022-NQM1 Class A1
2.305% due 11/25/61 (~)(Ê)(Þ) 219 201
Onslow Bay Financial LLC
Series 2020-EXP1 Class 2A1A
0.918% due 02/25/60 (USD 1 Month
LIBOR + 0.750%)(Ê)(Þ) — —
Series 2020-EXP3 Class 2A1A
1.106% due 01/25/60 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 18 18
PMT Credit Risk Transfer Trust
Series 2021-1R Class A
3.011% due 02/27/24 (USD 1 Month
LIBOR + 2.900%)(Ê)(Þ) 135 132
Premier Global Infrastructure Trust PLC
Series 2021-PORT Class A
0.584% due 10/15/36 (USD 1 Month
LIBOR + 0.484%)(Ê)(Þ) 250 239
SG Capital Partners LLC
Series 2022-1 Class A1
3.166% due 03/27/62 (~)(Ê)(Þ) 232 220
SMRT Trust
Series 2022-MINI Class A
1.050% due 01/15/24 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 250 242
SREIT Trust
Series 2021-MFP Class A
0.831% due 11/15/38 (USD 1 Month
LIBOR + 0.731%)(Ê)(Þ) 310 298
Starwood Real Estate Income Trust
Series 2021-FLWR Class E
2.024% due 07/15/36 (USD 1 Month
LIBOR + 1.924%)(Ê)(Þ) 250 232
STWD Trust
Series 2021-MFP2 Class A
0.922% due 11/15/36 (USD 1 Month
LIBOR + 0.822%)(Ê)(Þ) 270 259
Towd Point Mortgage Trust
Series 2021-SJ1 Class A1
2.250% due 07/25/68 (~)(Ê)(Þ) 650 623
Series 2021-SJ2 Class A1A

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 229
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.250% due 03/25/59 (~)(Ê)(Þ) 239 227
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2 Class ASB
3.461% due 07/15/58 131 130
Series 2020-4 Class A1
3.000% due 07/25/50 (~)(Ê)(Þ) 220 204
Series 2020-C57 Class A1
0.903% due 08/15/53 147 140
WFRBS Commercial Mortgage Trust
Series 2013-C14 Class A5
3.337% due 06/15/46 686 680
Series 2014-C25 Class ASB
3.369% due 11/15/47 520 516
36,926
Municipal Bonds - 0.2%
Taxable Municipal Funding Trust
Revenue Bonds
0.530% due 09/01/30 (~)(Ê)(Þ) 800 800
United States Government Agencies - 0.8%
Federal Farm Credit Banks Funding
Corp.
0.710% due 04/21/25 1,900 1,785
Federal Home Loan Banks
0.430% due 06/17/24 1,500 1,437
Tennessee Valley Authority
0.750% due 05/15/25 370 349
3,571
United States Government Treasuries - 11.1%
United States Treasury Notes
0.125% due 09/15/23 200 194
0.250% due 11/15/23 7,000 6,764
2.250% due 03/31/24 14,245 14,080
0.250% due 06/15/24 11,910 11,333
1.250% due 08/31/24 7,500 7,252
0.250% due 08/31/25 470 434
0.250% due 09/30/25 4,025 3,713
0.750% due 05/31/26 4,340 4,021
1.250% due 11/30/26 190 179
47,970
Total Long-Term Investments
(cost
$378,419
) 364,976
Short-Term Investments - 15.2%
AIG Global Funding
0.800% due 07/07/23 (Þ) 545 532
Air Lease Corp.
2.250% due 01/15/23 345 342
Apple, Inc.
0.750% due 05/11/23 1,500 1,473
Aviation Capital Group LLC
3.875% due 05/01/23 (Þ) 584 578
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Banco Santander SA
3.848% due 04/12/23 781 780
Bank of New York Mellon Corp. (The)
1.850% due 01/27/23 1,500 1,491
BNP Paribas SA
Series REGS
3.500% due 03/01/23 1,100 1,098
Canadian Imperial Bank of Commerce
0.950% due 06/23/23 1,650 1,615
Chevron Corp.
1.141% due 05/11/23 1,600 1,575
Citigroup, Inc.
2.700% due 10/27/22 1,185 1,185
CNH Industrial Capital LLC
1.950% due 07/02/23 500 490
Continental Resources, Inc.
4.500% due 04/15/23 380 380
Credit Suisse Group AG
Series WI
3.800% due 06/09/23 690 688
Exxon Mobil Corp.
1.902% due 08/16/22(ç) 1,205 1,205
Fannie Mae Aces
Series 2013-M7 Class A2
2.280% due 12/27/22 470 468
Fannie Mae REMICS
Series 2013-21 Class BA
1.000% due 03/25/23 5 5
Federal Home Loan Bank Discount
Notes
2.200% due 08/10/22 (ž) 15,500 15,491
2.200% due 08/19/22 (ž) 3,000 2,997
Ford Motor Credit Co. LLC
4.250% due 09/20/22 (ç) 275 275
3.087% due 01/09/23 265 264
Freddie Mac REMICS
Series 2014-4315 Class CA
2.000% due 01/15/23 11 11
Honda Auto Receivables Owner Trust
Series 2019-2 Class A3
2.520% due 06/21/23 13 13
Series 2021-1 Class A2
0.160% due 07/21/23 — —
Intesa Sanpaolo SpA
3.375% due 01/12/23 (Þ) 540 537
Inversiones CMPC SA
4.375% due 05/15/23 (Þ) 585 585
John Deere Capital Corp.
2.700% due 01/06/23 600 599
Lloyds Banking Group PLC
2.250% due 08/14/22 (ç) 1,125 1,125
Martin Marietta Materials, Inc.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
230 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.650% due 07/15/23 565 548
Microsoft Corp.
2.650% due 11/03/22 1,052 1,052
Morgan Stanley
Series 1654
4.100% due 05/22/23 455 457
Series GMTN
3.125% due 01/23/23 585 585
MPLX, LP
3.375% due 03/15/23 450 449
PACCAR Financial Corp.
2.650% due 04/06/23 500 498
Pfizer, Inc.
3.000% due 06/15/23 1,140 1,140
Pioneer Natural Resources Co.
0.550% due 05/15/23 270 265
Procter & Gamble Co. (The)
2.150% due 08/11/22 (ç) 1,200 1,200
Province of Ontario
2.200% due 10/03/22 1,300 1,299
Salesforce.com, Inc.
3.250% due 04/11/23 120 120
Sanofi
3.375% due 06/19/23 665 667
Skandinaviska Enskilda Banken AB
2.200% due 12/12/22 (Þ) 1,500 1,495
State Street Corp.
3.100% due 05/15/23 1,100 1,102
Sungard AS New Holdings III LLC Term
Loan
4.750% due 08/01/24 (USD 3 Month
LIBOR  + 3.750%)(Ê) 75 50
Sungard Availability Services Capital,
Inc. Term Loan
5.184% due 11/03/22 (USD 3 Month
LIBOR  + 2.750%)(Ê) 237 27
Teva Pharmaceutical Finance
Netherlands III BV
2.800% due 07/21/23 300 294
Toyota Motor Credit Corp.
Series GMTN
2.700% due 01/11/23 1,450 1,448
Truist Financial Corp.
Series GMTN
2.200% due 03/16/23 370 368
U.S. Cash Management Fund(@) 15,062,691(∞) 15,055
United States Treasury Notes
3.057% due 05/31/23 260 254
US Bank NA
Series BKNT
2.850% due 01/23/23 1,150 1,150
Total Short-Term Investments
(cost $65,892) 65,325
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments - 100.0%
(identified cost $444,311) 430,301
Other Assets and Liabilities,
Net - 0.0%
176
Net Assets - 100.0%
430,477

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 231
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
21.9%
7-Eleven, Inc. 01/27/21 855,000 98.23 834
817
ABN AMRO Bank NV 06/11/21 546,000 111.11 607
544
ABPCI Direct Lending Fund CLO 11/24/21 410,000 100.00 410
399
AGL CLO 6, Ltd. 07/12/21 510,000 100.00 510
496
AIG Global Funding 06/29/20 545,000 99.98 545
532
Aircastle, Ltd. 12/27/21 541,000 108.58 587
529
Allegro CLO XI, Ltd. 04/13/22 250,000 99.93 250
246
Ammc CLO 23, Ltd. 10/13/21 230,000 100.00 230
226
Anglo American Capital PLC 05/20/21 540,000 105.51 570
531
Apollo Management Holdings, LP 04/08/22 569,000 100.65 573
562
Arbor Multifamily Mortgage Securities Trust 09/27/21 260,258 100.00 260
240
Arbor Multifamily Mortgage Securities Trust 09/27/21 345,000 102.93 355
320
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 260,000 100.00 260
249
AREIT, Inc. 09/28/21 174,130 100.00 174
167
AREIT, Inc. 01/14/22 250,000 100.00 250
240
ASB Bank, Ltd. 06/17/22 707,000 98.59 697
698
Ashtead Capital, Inc. 07/22/22 813,000 87.69 713
715
Athene Global Funding 05/21/21 715,000 100.00 715
698
Avenue of Americas 10/20/21 310,000 99.88 310
292
Aviation Capital Group LLC 12/22/20 584,000 101.43 592
578
Avis Budget Rental Car Funding (AESOP) LLC 12/01/21 300,000 103.28 310
299
Avis Budget Rental Car Funding (AESOP) LLC 04/20/22 875,000 100.68 881
870
Avis Budget Rental Car Funding (AESOP) LLC 07/12/22 1,405,000 99.98 1,404
1,423
Avolon Holdings Funding, Ltd. 05/20/21 170,000 103.94 177
168
Banco Inbursa SA Institucion de Banca Multiple 07/13/20 537,000 101.83 547
531
Bank of The West Auto Trust 06/22/22 595,000 98.72 587
587
Barclays Commercial Mortgage Securities Trust 05/24/22 495,000 96.01 475
469
Barings BDC, Inc. 06/16/22 814,000 86.95 708
709
Bayer US Finance II LLC 05/07/21 542,000 110.90 601
557
BBVA Bancomer SA 11/05/20 564,000 104.41 589
559
BCRED MML CLO LLC 11/10/21 200,000 100.00 200
192
BDS, Ltd. 07/22/21 222,640 100.00 223
217
Bharti Airtel International Netherlands BV 04/25/22 680,000 102.50 697
694
Black Diamond CLO, Ltd. 07/15/21 195,402 100.00 195
193
BMW US Capital LLC 05/20/21 170,000 100.40 171
163
BNP Paribas SA 05/20/21 540,000 106.65 576
542
BNP Paribas SA 05/26/21 556,000 108.49 603
551
BPR Trust 09/10/21 250,000 100.00 250
236
BX Commercial Mortgage Trust 10/09/19 506,135 99.98 506
499
BX Commercial Mortgage Trust 11/09/20 547,261 99.44 544
539
BX Commercial Mortgage Trust 06/16/21 250,000 100.44 251
199
BX Commercial Mortgage Trust 06/30/21 240,000 103.44 248
198
BX Commercial Mortgage Trust 10/14/21 289,373 99.52 288
273
BX Commercial Mortgage Trust 10/14/21 289,373 99.52 288
278
BX Commercial Mortgage Trust 10/28/21 310,000 99.31 308
297
BX Commercial Mortgage Trust 12/02/21 250,000 99.86 250
242
BX Commercial Mortgage Trust 01/07/22 310,000 99.76 309
298
BX Commercial Mortgage Trust 02/10/22 224,118 99.58 223
214
BX Commercial Mortgage Trust 04/28/22 280,000 94.69 265
260
BX Trust 01/05/21 440,000 100.00 440
426
BX Trust 10/13/21 310,000 99.52 309
288
BX Trust 10/13/21 600,000 99.76 598
569
BX Trust 01/21/22 250,000 100.00 250
241
BXMT, Ltd. 04/09/21 330,000 100.00 330
325
CAMB Commercial Mortgage Trust 01/25/19 385,000 100.00 385
380
Cargill, Inc. 01/28/21 110,000 99.76 110
100
Carlyle Global Market Strategies CLO, Ltd. 07/26/21 279,151 100.00 279
274
CCG Receivables Trust 10/13/21 393,725 99.99 394
379
Cedar Funding V CLO, Ltd. 07/23/21 320,000 100.00 320
299
CIFC Funding, Ltd. 07/27/21 330,000 100.05 330
322
COLT Mortgage Loan Trust 02/18/22 109,337 100.00 109
104
Commercial Mortgage Trust 01/30/20 310,000 102.58 318
295
Continental Resources, Inc. 04/25/22 170,000 92.94 158
154
Cooperatieve Rabobank UA 04/05/22 700,000 99.11 694
674
Coterra Energy, Inc. 05/20/21 450,000 105.14 473
450
Credicorp, Ltd. 06/07/21 591,000 100.15 592
546
Credit Agricole SA 08/20/20 590,000 107.07 632
583

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
232 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Credit Agricole SA 05/20/21 340,000 98.92 336
303
Credit Agricole SA 08/10/21 598,000 101.61 608
553
Credit Suisse Mortgage Trust 09/27/21 199,444 100.00 199
165
Credit Suisse Mortgage Trust 03/04/22 222,738 97.27 217
207
Daimler Finance NA LLC 05/20/21 210,000 100.62 211
194
Daimler Finance NA LLC 04/25/22 734,000 97.51 716
708
Danone SA 05/07/21 588,000 102.33 602
582
Danske Bank A/S 10/14/20 612,000 99.92 611
550
Danske Bank A/S 05/20/21 270,000 106.31 287
274
Danske Bank A/S 05/26/22 610,000 99.75 608
598
DISH DBS Corp. 11/10/21 20,000 100.00 20
17
Dryden 55 CLO, Ltd. 07/26/21 250,000 100.00 250
246
Dryden Senior Loan Fund 04/08/22 270,000 99.17 268
257
Ellington Financial Mortgage Trust 01/14/22 157,785 100.00 158
142
ELP Commercial Mortgage Trust 11/01/21 440,000 99.62 438
423
ELP Commercial Mortgage Trust 11/01/21 250,000 99.62 249
237
EMD Finance LLC 05/17/22 711,000 99.12 705
703
Enel Finance International NV 08/10/21 616,000 100.11 617
546
Enterprise Fleet Financing LLC 03/23/22 400,000 99.99 400
394
Enterprise Fleet Financing LLC 03/24/22 1,038,854 98.33 1,022
1,008
EQT Corp. 09/07/21 140,000 102.45 143
134
Extended Stay America Trust 06/24/21 318,043 100.00 318
311
FirstEnergy Transmission LLC 02/10/22 576,000 102.96 593
572
Freddie Mac Structured Agency Credit Risk Debt Notes 06/15/21 13,498 101.15 14
14
Freddie Mac Structured Agency Credit Risk Debt Notes 07/09/21 102,668 100.83 104
102
Freddie Mac Structured Agency Credit Risk Debt Notes 07/19/21 228,895 100.00 229
225
Freddie Mac Structured Agency Credit Risk Debt Notes 02/07/22 68,206 100.00 68
67
Freddie Mac Structured Agency Credit Risk Debt Notes 02/07/22 60,000 100.00 60
57
GA Global Funding Trust 01/08/21 285,000 99.92 285
260
GA Global Funding Trust 09/07/21 715,000 99.84 714
664
Georgia-Pacific LLC 05/20/21 170,000 98.69 168
155
Glencore Funding LLC 04/25/22 600,000 104.43 627
598
Goldentree Loan Management, LP 06/25/21 380,000 100.00 380
369
GoodGreen Trust 04/21/21 214,037 99.98 214
197
Great Lakes Kcap F3c Senior LLC 07/26/21 350,538 100.00 351
348
Great Wolf Trust 12/11/20 410,000 97.22 399
400
Great-West Lifeco U.S. Finance 2020, LP 05/20/21 260,000 99.30 258
238
GSK Consumer Healthcare Capital UK PLC 03/21/22 1,448,000 99.03 1,434
1,428
Halsey Point CLO I, Ltd. 04/05/22 570,000 99.90 569
561
Hawaii Hotel Trust 06/17/21 250,000 100.15 250
234
Hertz Vehicle Financing III LLC 03/25/22 725,000 100.00 725
714
Hertz Vehicle Financing III, LP 06/24/21 250,000 99.96 250
224
Hertz Vehicle Financing III, LP 05/27/22 300,000 90.67 272
271
Hertz Vehicle Financing LLC 06/24/21 890,000 99.66 887
833
Hertz Vehicle Financing LLC 06/24/21 310,000 99.99 310
288
HGI CRE CLO, Ltd. 09/17/21 260,000 100.00 260
248
Highmark, Inc. 05/05/21 520,000 99.90 519
476
Hildene Community Funding CDO, Ltd. 11/15/21 270,000 100.00 270
235
Hilton Grand Vacations Trust 06/02/20 225,879 99.99 226
218
Hyundai Capital America 09/15/20 280,000 99.96 280
272
Hyundai Capital America 05/21/21 210,000 99.88 210
200
ICICI Bank, Ltd. 07/07/21 565,000 106.95 604
561
ING Bank NV 03/14/22 549,000 103.13 566
558
International Flavors & Fragrances, Inc. 06/16/22 784,000 89.93 705
716
Intesa Sanpaolo SpA 05/20/21 540,000 101.21 547
537
Inversiones CMPC SA 04/06/21 585,000 102.27 598
585
Jackson National Life Global Funding 06/23/20 650,000 105.07 683
629
Jackson National Life Global Funding 01/05/22 245,000 99.99 245
232
JPMorgan Chase Bank NA 08/27/20 194,875 100.00 195
192
JPMorgan Chase Commercial Mortgage Securities Trust 06/27/19 940,000 100.00 940
921
JPMorgan Chase Commercial Mortgage Securities Trust 10/21/21 250,000 99.76 249
229
KKR Industrial Portfolio Trust 01/12/21 62,488 100.00 62
61
Legacy Mortgage Asset Trust 10/06/21 185,518 103.99 193
179
Lukoil International Finance BV 10/19/21 290,000 100.00 290
177
Lunar Structured Aircraft Portfolio Notes 11/05/21 225,093 100.00 225
208
Magallanes, Inc. 03/09/22 1,870,000 99.65 1,868
1,832
Magallanes, Inc. 04/25/22 719,000 99.13 713
702
Magallanes, Inc. 05/26/22 210,000 99.13 208
202

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 233
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Magnetite XIV-R, Ltd. 07/26/21 330,000 100.08 330
324
MBRT Institutional Ownership 06/17/21 250,000 99.53 249
237
Meituan 03/08/21 675,000 100.21 676
595
Mercury Financial Credit Card Master Trust 06/17/21 250,000 100.48 251
235
Met Tower Global Funding 09/07/21 685,000 99.92 684
617
MF1, Ltd. 09/10/21 260,000 100.00 260
251
Mondelez International Holdings Netherlands BV 11/09/20 589,000 102.80 605
571
National Securities Clearing Corp. 05/20/21 340,000 99.16 337
311
Nationwide Building Society 05/20/21 330,000 100.02 330
315
Navient Private Education Refi Loan Trust 01/28/21 128,952 102.09 132
128
Nelnet Student Loan Trust 01/07/22 250,000 100.40 251
241
Nestle Holdings, Inc. 01/14/20 1,100,000 101.53 1,117
1,102
Nestle Holdings, Inc. 06/17/22 745,000 94.30 703
705
Neuberger Berman CLO, Ltd. 01/27/21 275,000 100.00 275
269
New Residential Mortgage Loan Trust 03/03/22 230,340 99.63 229
214
New York Life Global Funding 05/20/21 230,000 100.07 230
222
New York Life Global Funding 06/01/22 320,000 99.93 320
317
Nissan Motor Acceptance Corp. 05/20/21 400,000 102.29 409
394
Nissan Motor Co., Ltd. 04/25/22 200,000 97.48 195
192
Nordea Bank Abp 05/21/21 270,000 99.41 268
247
Northwestern Mutual Life Insurance Co. (The) 01/07/21 570,000 99.88 569
519
NTT Finance Corp. 02/24/21 550,000 100.00 550
503
NYO Commercial Mortgage Trust 11/08/21 310,000 99.52 309
286
OBX Trust 01/18/22 219,239 100.00 219
201
OCP CLO, Ltd. 07/26/21 390,000 100.04 390
384
Octagon Investment Partners 47, Ltd. 09/02/21 250,000 100.28 251
242
Onslow Bay Financial LLC 02/14/20 463 100.00 —
—
Onslow Bay Financial LLC 09/18/20 18,462 100.00 18
18
Owl Rock CLO I, Ltd. 08/24/21 270,000 100.11 270
265
OZLM XII, Ltd. 07/26/21 14,821 100.02 15
15
Pacific Life Global Funding II 06/17/20 500,000 99.87 499
464
Parliament Funding II, Ltd. 11/15/21 360,000 100.00 360
350
PFP, Ltd. 09/16/21 246,676 100.00 247
234
PMT Credit Risk Transfer Trust 06/14/21 135,255 100.49 136
132
Premier Global Infrastructure Trust PLC 09/30/21 250,000 99.21 248
239
Principal Life Global Funding II 06/16/20 280,000 99.95 280
259
Prosus NV 07/07/21 240,000 100.00 240
187
Protective Life Global Funding 04/08/19 1,010,000 100.00 1,010
998
Protective Life Global Funding 07/08/20 930,000 100.00 930
862
Rad CLO 15, Ltd. 11/23/21 250,000 100.00 250
242
Radnor RE, Ltd. 06/18/21 250,000 100.00 250
232
Reckitt Benckiser Treasury Services plc 06/16/22 713,000 97.83 698
701
Roche Holdings, Inc. 06/21/22 731,000 96.00 702
715
SABIC Capital II BV 12/03/19 574,000 102.26 587
574
Sands China, Ltd. 09/09/21 200,000 99.81 200
166
Santander UK Group Holdings PLC 07/30/20 531,000 104.13 553
533
Saudi Arabian Oil Co. 04/06/20 560,000 100.18 561
552
Sealed Air Corp. 09/15/21 345,000 100.00 345
307
SG Capital Partners LLC 03/07/22 232,402 99.84 232
220
Shinhan Financial Group Co., Ltd. 04/25/22 255,000 91.38 233
217
SK Hynix, Inc. 03/08/21 610,000 100.01 610
583
Skandinaviska Enskilda Banken AB 05/21/21 270,000 99.57 269
246
Skandinaviska Enskilda Banken AB 06/02/22 1,500,000 100.00 1,500
1,495
Sky, Ltd. 08/10/21 563,000 106.15 598
565
SMRT Trust 01/21/22 250,000 100.00 250
242
Societe Generale SA 06/02/20 566,000 102.91 582
558
SoFi Professional Loan Program Trust 05/14/20 63,986 99.99 64
61
SREIT Trust 11/16/21 310,000 99.44 308
298
Standard Chartered PLC 05/21/21 280,000 100.56 282
265
Standard Chartered PLC 06/17/22 741,000 94.54 701
702
Starwood Real Estate Income Trust 07/12/21 250,000 99.66 249
232
State Bank of India 06/03/20 385,000 103.39 398
391
STWD Trust 11/24/21 270,000 99.64 269
259
Sumitomo Mitsui Financial Group, Inc. 06/08/21 565,000 105.73 597
566
Sumitomo Mitsui Trust Bank, Ltd. 03/18/21 520,000 99.97 520
496
SURA Asset Management SA 08/21/20 607,000 104.52 634
609
Swedbank AB 04/25/22 840,000 99.91 839
830
Symphony CLO XIX, Ltd. 09/09/20 410,000 99.03 406
402

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
234 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Symphony CLO XXVI, Ltd. 02/05/21 175,000 100.00 175
175
Taxable Municipal Funding Trust Revenue Bonds 08/17/20 800,000 100.00 800
800
TCI-Flatiron CLO, Ltd. 01/14/22 300,000 100.00 300
290
Towd Point Mortgage Trust 07/01/19 521,464 101.89 533
511
Towd Point Mortgage Trust 11/18/21 650,295 101.06 657
623
Towd Point Mortgage Trust 11/19/21 442,375 102.18 452
439
Towd Point Mortgage Trust 12/15/21 239,160 100.57 241
227
TSMC Global, Ltd. 09/23/20 405,000 99.94 405
369
UBS Group AG 07/27/20 930,000 100.00 930
903
UBS Group AG 02/05/21 1,650,000 100.01 1,651
1,571
UBS Group AG 05/21/21 540,000 108.84 588
543
UBS Group AG 08/03/21 360,000 99.97 360
339
UBS Group AG 01/04/22 500,000 99.81 499
473
UBS Group AG 05/03/22 320,000 100.00 320
322
UNIFY Auto Receivables Trust 03/18/21 520,380 100.00 520
511
United Airlines, Inc. 03/18/22 850,000 101.80 865
816
Vertiv Group Corp. 03/16/22 10,000 88.31 9
9
Voya CLO, Ltd. 07/23/21 570,000 100.04 570
559
Voya CLO, Ltd. 07/27/21 370,000 100.05 370
363
WEA Finance LLC / Westfield UK & Europe Finance PLC 07/22/22 729,000 96.77 705
704
Wellfleet CLO, Ltd. 08/11/21 460,000 100.00 460
448
Wells Fargo Commercial Mortgage Trust 07/30/21 220,244 102.12 225
204
Wendy's Funding LLC 06/15/21 247,500 100.00 248
212
Wheels SPV 2 LLC 04/26/21 280,825 100.03 281
277
Whitebox CLO I, Ltd. 08/17/21 390,000 100.00 390
382
XPO Logistics, Inc. 03/22/22 5,000 102.85 5 5
94,265
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 125 AUD 15,621 09/22
529
Eurodollar Futures 26 USD 6,263 12/22
(92)
Eurodollar Futures 29 USD 7,014 06/23
(161)
Eurodollar Futures 14 USD 3,399 12/23
1
United States 2 Year Treasury Note Futures 323 USD 67,978 09/22
(126)
United States 5 Year Treasury Note Futures 121 USD 13,761 09/22
92
United States 10 Year Treasury Note Futures 21 USD 2,544 09/22 22
Short Positions
Japanese 10 Year Government Bond Futures 6 JPY 903,061 09/22
(61)
Long Gilt Futures 41 GBP 4,845 09/22
(34)
United States 2 Year Treasury Note Futures 31 USD 6,524 09/22
(31)
United States 5 Year Treasury Note Futures 134 USD 15,239 09/22
(182)
United States 10 Year Treasury Note Futures 6 USD 727 09/22 (13)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (56)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Eurodollar Futures Citigroup Call 26 96.25 USD 6,256 12/19/22 (22)
Eurodollar Futures Citigroup Call 53 97.00 USD 12,853 12/19/22 (13)

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 235
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
United States 5 Year Treasury Note
Futures Citigroup Call 5 114.25 USD 571 08/26/22 (2)
United States 5 Year Treasury Note
Futures Morgan Stanley Call 15 113.00 USD 1,695 08/26/22 (16)
United States 5 Year Treasury Note
Futures Morgan Stanley Call 5 113.50 USD 568 08/26/22 (4)
United States 5 Year Treasury Note
Futures Morgan Stanley Call 5 113.75 USD 569 08/26/22 (3)
United States 5 Year Treasury Note
Futures Morgan Stanley Call 5 114.00 USD 570 08/26/22 (3)
United States 5 Year Treasury Note
Futures Morgan Stanley Put 15 110.75 USD 1,661 08/26/22 (1)
Total Liability for Options Written (premiums received $84) (64)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 3,997 NOK 39,085 08/08/22 48
Bank of America NOK 39,085 USD 3,956 08/08/22 (88)
Citigroup USD 3,227 GBP 2,653 08/08/22 5
Citigroup USD 2 NZD 4 08/08/22 —
Citigroup USD 1,788 NZD 2,871 08/08/22 18
Citigroup GBP 3,250 USD 3,943 08/08/22 (16)
Citigroup JPY 39 USD — 08/08/22 —
Citigroup JPY 98,078 USD 723 08/08/22 (12)
State Street USD 22 CAD 28 08/08/22 —
State Street USD 49 EUR 49 08/08/22 —
State Street USD 1,429 EUR 1,369 08/08/22 (29)
State Street USD 3,972 SEK 40,711 08/08/22 35
State Street CAD 2,802 USD 2,173 08/08/22 (16)
UBS USD 21 CHF 20 08/08/22 —
UBS CHF 5,550 USD 5,825 08/08/22 (8)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (63)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup USD 3,163 2.770%
(3)
SOFR
(2)
10/14/24
— (5) (5)
Citigroup USD 1,289 1.550%
(3)
SOFR
(2)
03/04/27
(2) (50) (52)
Citigroup USD 1,316 SOFR
(2)
2.600%
(3)
10/14/27 — (10) (10)
Total Open Interest Rate Swap Contracts (å) (2) (65) (67)

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
236 Short Duration Bond Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Investment Grade Index Citigroup USD 680 1.000%
(2)
06/20/27
2 4 6
iTraxx Europe Crossover Index Series 38 Goldman Sachs USD 10,864 5.000%
(2)
06/20/27 (28) 153 125
Total Open Credit Indices - Sell Protection Contracts (26) 157 131
Total Open Credit Default Swap Contracts (å) (26) 157 131
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 31,373 $ —
$ —
$ 31,373
Corporate Bonds and Notes — 162,248 —
—
162,248
International Debt — 80,024 235
—
80,259
Loan Agreements — 1,829 —
—
1,829
Mortgage-Backed Securities — 36,926 —
—
36,926
Municipal Bonds — 800 —
—
800
United States Government Agencies — 3,571 —
—
3,571
United States Government Treasuries — 47,970 —
—
47,970
Short-Term Investments — 50,270 — 15,055 65,325
Total Investments
— 415,011 235 15,055 430,301
Other Financial Instruments
Assets
Futures Contracts 644 — — — 644
Foreign Currency Exchange Contracts — 106 — — 106
Credit Default Swap Contracts — 131 — — 131
Liabilities
Futures Contracts (700) — — — (700)
Options Written (64) — — — (64)
Foreign Currency Exchange Contracts — (169) — — (169)
Interest Rate Swap Contracts — (67) — — (67)
Total Other Financial Instruments
*
$ (120) $ 1 $ — $ — $ (119)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 237
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2022, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2022, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
1,173
Belgium ..............................................................................................
433
Bermuda .............................................................................................
232
Canada ................................................................................................
16,948
Cayman Islands ...................................................................................
11,269
Chile ...................................................................................................
585
China ..................................................................................................
783
Colombia .............................................................................................
1,135
Denmark .............................................................................................
1,422
Finland ...............................................................................................
247
France .................................................................................................
6,140
Germany .............................................................................................
2,182
India ...................................................................................................
1,646
Ireland ................................................................................................
1,423
Italy ....................................................................................................
1,083
Japan ..................................................................................................
5,966
Macao .................................................................................................
166
Mexico ................................................................................................
1,090
Netherlands ........................................................................................
3,549
New Zealand .......................................................................................
698
Norway ................................................................................................
3,942
Peru ....................................................................................................
546
Philippines ..........................................................................................
151
Saudi Arabia .......................................................................................
1,126
South Africa ........................................................................................
531
South Korea ........................................................................................
800
Spain ...................................................................................................
1,354
Sweden ................................................................................................
2,571
Switzerland .........................................................................................
5,774
Taiwan .................................................................................................
369
United Kingdom ..................................................................................
15,348
United States .......................................................................................
339,619
Total Investments ....................................................................
430,301

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
238 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 97.3%
Alabama - 1.2%
Central Etowah County Solid Waste Disposal Authority Revenue Bonds (Þ) 150 8.000 07/01/28 142
Central Etowah County Solid Waste Disposal Authority Revenue Bonds (Þ) 385 6.000 07/01/45 321
County of Jefferson Sewer Revenue Bonds 500 6.000 10/01/42 545
County of Jefferson Sewer Revenue Bonds (µ) 225 6.750 10/01/46 230
County of Jefferson Sewer Revenue Bonds 1,220 7.000 10/01/51 1,342
County of Jefferson Sewer Revenue Bonds (µ) 3,345 5.500 10/01/53 3,524
County of Jefferson Sewer Revenue Bonds 3,095 6.500 10/01/53 3,388
Homewood Educational Building Authority Revenue Bonds 2,500 4.000 12/01/38 2,509
Hoover Industrial Development Board Revenue Bonds 1,150 5.750 10/01/49 1,228
Hoover Industrial Development Board Revenue Bonds (~)(ae)(Ê) 785 6.375 11/01/50 904
Houston County Health Care Authority Revenue Bonds 500 5.000 10/01/30 530
MidCity Improvement District Special Assessment 1,000 4.500 11/01/42 847
MidCity Improvement District Special Assessment 250 4.750 11/01/49 209
Montgomery Educational Building Authority Revenue Bonds 820 5.000 10/01/36 842
Prichard Waterworks and Sewer Board Water Revenue Bonds 690 4.000 11/01/49 507
Sumter County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,000 6.000 07/15/32 1,019
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 1,709 4.500 05/01/32 1,596
19,683
Alaska - 0.2%
Alaska Industrial Development & Export Authority Revenue Bonds 2,000 4.000 10/01/44 1,968
City of Valdez Revenue Bonds (~)(Ê) 1,300 1.320 05/01/31 1,300
3,268
Arizona - 1.6%
Arizona Health Facilities Authority Revenue Bonds (USD 3 Month LIBOR + 0.810%)
(Ê) 5,130 1.770 01/01/37 4,861
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,247
Arizona Industrial Development Authority Revenue Bonds (Þ) 500 5.000 06/01/31 519
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,500 6.000 07/01/37 1,606
Arizona Industrial Development Authority Revenue Bonds (Þ) 920 5.000 12/15/40 946
Arizona Industrial Development Authority Revenue Bonds 400 4.000 07/01/41 370
Arizona Industrial Development Authority Revenue Bonds (Þ) 75 4.000 12/15/41 67
Arizona Industrial Development Authority Revenue Bonds 110 5.000 01/01/43 78
Arizona Industrial Development Authority Revenue Bonds 200 5.000 05/01/43 172
Arizona Industrial Development Authority Revenue Bonds 1,000 3.000 07/01/46 832
Arizona Industrial Development Authority Revenue Bonds 35 4.000 07/01/47 35
Arizona Industrial Development Authority Revenue Bonds 330 5.000 05/01/48 278
Arizona Industrial Development Authority Revenue Bonds 250 4.500 01/01/49 164
Arizona Industrial Development Authority Revenue Bonds 225 5.000 01/01/49 148
Arizona Industrial Development Authority Revenue Bonds 100 4.000 11/01/49 94
Arizona Industrial Development Authority Revenue Bonds 300 4.000 02/01/50 296
Arizona Industrial Development Authority Revenue Bonds 3,000 4.000 11/01/50 2,811
Arizona Industrial Development Authority Revenue Bonds 100 5.000 05/01/51 83
Arizona Industrial Development Authority Revenue Bonds 3,185 4.000 07/01/51 2,750
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/51 25
Arizona Industrial Development Authority Revenue Bonds 275 4.000 11/01/51 257
Arizona Industrial Development Authority Revenue Bonds (Þ) 210 4.000 12/15/51 176
Arizona Industrial Development Authority Revenue Bonds (Þ) 700 5.000 07/15/53 707
Arizona Industrial Development Authority Revenue Bonds 125 5.000 01/01/54 87
Arizona Industrial Development Authority Revenue Bonds 50 5.125 01/01/54 33
Arizona Industrial Development Authority Revenue Bonds 1,500 4.500 07/01/54 1,411

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 239
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/56 24
Arizona Industrial Development Authority Revenue Bonds (µ) 500 5.000 06/01/58 542
Arizona Industrial Development Authority Revenue Bonds 250 4.000 07/01/61 208
City of Phoenix Industrial Development Authority Revenue Bonds (Þ) 200 5.000 07/01/35 202
City of Phoenix Industrial Development Authority Revenue Bonds 6 00 5.000 07/01/35 621
City of Phoenix Industrial Development Authority Revenue Bonds 1,000 5.000 07/01/44 1,022
Estrella Mountain Ranch Community Facilities District Special Assessment 25 3.500 07/01/29 24
Estrella Mountain Ranch Community Facilities District Special Assessment 25 4.100 07/01/34 24
Estrella Mountain Ranch Community Facilities District Special Assessment 105 4.750 07/01/43 97
Glendale Industrial Development Authority Revenue Bonds 715 5.000 05/15/41 725
Glendale Industrial Development Authority Revenue Bonds 400 5.000 05/15/56 398
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 250 6.000 08/01/28 150
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 1,000 6.250 08/01/40 600
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.250 10/01/40 121
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 225 5.000 07/01/44 223
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 600 4.000 10/15/47 556
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/50 50
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 125 4.000 07/01/51 107
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.500 10/01/51 121
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/54 49
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 07/01/56 83
Maricopa County Pollution Control Corp. Revenue Bonds 300 2.400 06/01/35 249
Pima County Industrial Development Authority Revenue Bonds (Þ) 25 5.500 05/01/40 25
Pima County Industrial Development Authority Revenue Bonds (Þ) 50 5.750 05/01/50 50
Salt Verde Financial Corp. Revenue Bonds 200 5.000 12/01/37 222
Tempe Industrial Development Authority Revenue Bonds 80 5.000 12/01/50 78
Tempe Industrial Development Authority Revenue Bonds 100 5.000 12/01/54 95
26,719
Arkansas - 0.6%
Arkansas Development Finance Authority Revenue Bonds 300 3.500 07/01/38 296
Arkansas Development Finance Authority Revenue Bonds 150 4.250 07/01/41 144
Arkansas Development Finance Authority Revenue Bonds 2,000 4.000 02/01/42 1,950
Arkansas Development Finance Authority Revenue Bonds 900 3.500 07/01/46 705
Arkansas Development Finance Authority Revenue Bonds (Þ) 4,500 4.750 09/01/49 4,519
Arkansas River Power Authority Revenue Bonds 1,680 5.000 10/01/33 1,816
9,430
California - 9.3%
Alameda Corridor Transportation Authority Revenue Bonds (µ) 275 5.200 10/01/37 146
Alameda Corridor Transportation Authority Revenue Bonds 150 5.300 10/01/37 79
Alameda Corridor Transportation Authority Revenue Bonds 150 5.350 10/01/37 79
Alameda Corridor Transportation Authority Revenue Bonds 200 5.375 10/01/37 105
Alameda Corridor Transportation Authority Revenue Bonds 125 5.400 10/01/37 65
Alhambra Unified School District General Obligation Unlimited (µ) 1,150 4.220 08/01/37 685
Bay Area Toll Authority Revenue Bonds 150 3.000 04/01/54 124
California Community College Financing Authority Revenue Bonds (Þ) 475 5.750 07/01/60 474
California Community Housing Agency Revenue Bonds (Þ) 2,000 5.000 08/01/50 1,914
California Community Housing Agency Revenue Bonds (Þ) 2,640 4.000 02/01/56 2,453
California County Tobacco Securitization Agency Revenue Bonds 50 4.000 06/01/49 47
California County Tobacco Securitization Agency Revenue Bonds 150 5.000 06/01/49 157
California County Tobacco Securitization Agency Revenue Bonds 800 4.072 06/01/55 175
California County Tobacco Securitization Agency Revenue Bonds 6,070 4.904 06/01/55 1,129
California County Tobacco Securitization Agency Revenue Bonds 4,500 7.296 06/01/55 541

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
240 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Enterprise Development Authority Revenue Bonds 35 5.000 08/01/50 36
California Enterprise Development Authority Revenue Bonds 50 5.000 08/01/55 51
California Enterprise Development Authority Revenue Bonds 25 5.000 08/01/57 26
California Enterprise Development Authority Revenue Bonds (Þ) 250 4.000 06/01/61 202
California Health Facilities Financing Authority Revenue Bonds 1,000 5.000 02/01/42 1,073
California Health Facilities Financing Authority Revenue Bonds 2,000 4.000 04/01/49 1,958
California Infrastructure & Economic Development Bank Revenue Bonds (Þ) 835 4.125 01/01/35 764
California Municipal Finance Authority Revenue Bonds 645 5.000 12/31/27 705
California Municipal Finance Authority Revenue Bonds 2,825 4.000 07/15/29 2,825
California Municipal Finance Authority Revenue Bonds 340 5.000 10/01/33 367
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/35 241
California Municipal Finance Authority Revenue Bonds (Þ) 1,500 5.000 11/01/36 1,571
California Municipal Finance Authority Revenue Bonds 1,650 5.000 12/31/37 1,740
California Municipal Finance Authority Revenue Bonds (Þ) 1,130 5.000 10/01/39 1,156
California Municipal Finance Authority Revenue Bonds 1,000 4.250 02/01/40 1,060
California Municipal Finance Authority Revenue Bonds (Þ) 1,000 5.375 11/01/40 1,051
California Municipal Finance Authority Revenue Bonds 4,900 5.000 12/31/43 5,109
California Municipal Finance Authority Revenue Bonds 2,000 4.000 10/01/46 1,957
California Municipal Finance Authority Revenue Bonds 125 5.000 02/01/47 131
California Municipal Finance Authority Revenue Bonds 3,000 5.000 11/01/47 3,060
California Municipal Finance Authority Revenue Bonds 100 5.000 05/15/49 104
California Municipal Finance Authority Revenue Bonds (Þ) 1,815 5.000 07/01/49 1,822
California Municipal Finance Authority Revenue Bonds (Þ) 60 5.000 10/01/49 60
California Municipal Finance Authority Revenue Bonds 3,700 5.000 06/01/50 3,770
California Municipal Finance Authority Revenue Bonds 100 4.000 07/01/51 91
California Municipal Finance Authority Revenue Bonds 50 5.000 05/15/52 52
California Municipal Finance Authority Revenue Bonds 250 5.000 07/01/52 252
California Municipal Finance Authority Revenue Bonds (Þ) 65 5.000 07/01/52 63
California Municipal Finance Authority Revenue Bonds (µ) 1,000 3.000 05/15/54 791
California Municipal Finance Authority Revenue Bonds (Þ) 95 5.000 10/01/54 95
California Municipal Finance Authority Revenue Bonds 50 4.000 07/01/55 45
California Municipal Finance Authority Revenue Bonds 275 5.000 07/01/62 270
California Municipal Finance Authority Special Tax 250 5.000 09/01/52 256
California Municipal Finance Authority Special Tax 575 5.000 09/01/57 581
California Pollution Control Financing Authority Revenue Bonds 1,000 3.375 07/01/25 1,006
California Pollution Control Financing Authority Revenue Bonds (Þ) 450 6.750 12/01/28 330
California Pollution Control Financing Authority Revenue Bonds (Þ) 550 5.000 07/01/39 579
California Pollution Control Financing Authority Revenue Bonds (Þ) 2,520 7.500 12/01/40 1,777
California Pollution Control Financing Authority Revenue Bonds (Þ) 4,180 5.000 11/21/45 4,230
California Public Finance Authority Revenue Bonds (Þ) 250 5.000 11/15/36 254
California Public Finance Authority Revenue Bonds (Þ) 600 6.250 07/01/54 655
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 07/01/37 1,017
California School Finance Authority Revenue Bonds (Þ) 465 4.000 07/01/38 436
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 1,052
California School Finance Authority Revenue Bonds (Þ) 60 4.000 07/01/45 57
California School Finance Authority Revenue Bonds (Þ) 500 5.000 08/01/45 513
California School Finance Authority Revenue Bonds (Þ) 1,100 4.000 10/01/46 989
California School Finance Authority Revenue Bonds (Þ) 100 5.000 07/01/50 101
California School Finance Authority Revenue Bonds (Þ) 200 5.000 10/01/50 204
California School Finance Authority Revenue Bonds (Þ) 1,600 4.000 06/01/51 1,336
California School Finance Authority Revenue Bonds (Þ) 1,000 4.000 11/01/51 822

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 241
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California School Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/52 242
California School Finance Authority Revenue Bonds (Þ) 170 5.000 10/01/52 175
California School Finance Authority Revenue Bonds (Þ) 600 5.000 06/01/58 599
California School Finance Authority Revenue Bonds (Þ) 150 5.000 07/01/59 150
California School Finance Authority Revenue Bonds (Þ) 80 4.000 06/01/61 65
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 97
California School Finance Authority Revenue Bonds (Þ) 315 5.000 07/01/61 296
California School Finance Authority Revenue Bonds (Þ) 250 5.000 10/01/61 255
California School Finance Authority Revenue Bonds (Þ) 250 5.250 03/01/62 213
California School Finance Authority Revenue Bonds (Þ) 385 6.375 04/01/62 396
California Statewide Communities Development Authority Revenue Bonds (~)(Ê) 2,600 1.600 05/15/24 2,600
California Statewide Communities Development Authority Revenue Bonds 460 5.000 05/15/32 465
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.000 11/01/32 212
California Statewide Communities Development Authority Revenue Bonds 675 5.000 08/01/37 716
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.250 07/01/39 198
California Statewide Communities Development Authority Revenue Bonds 150 5.000 05/15/42 156
California Statewide Communities Development Authority Revenue Bonds 1,000 5.000 10/01/43 1,006
California Statewide Communities Development Authority Revenue Bonds (Þ) 500 5.750 01/15/45 502
California Statewide Communities Development Authority Revenue Bonds (Þ) 2,600 5.000 12/01/46 2,610
California Statewide Communities Development Authority Revenue Bonds 2,225 5.000 04/01/47 2,322
California Statewide Communities Development Authority Revenue Bonds 150 5.000 05/15/47 155
California Statewide Communities Development Authority Revenue Bonds (Þ) 250 5.250 07/01/49 238
California Statewide Communities Development Authority Revenue Bonds 125 5.000 05/15/50 129
California Statewide Communities Development Authority Revenue Bonds (Þ) 100 5.000 06/01/51 102
California Statewide Communities Development Authority Revenue Bonds 1,095 5.500 12/01/54 1,119
California Statewide Communities Development Authority Revenue Bonds (Þ) 2,500 5.250 12/01/56 2,527
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,000 5.500 12/01/58 1,026
California Statewide Communities Development Authority Special Assessment 120 5.000 09/02/39 130
California Statewide Communities Development Authority Special Assessment 50 4.000 09/02/44 48
California Statewide Communities Development Authority Special Assessment 115 5.000 09/02/44 122
California Statewide Communities Development Authority Special Assessment 75 5.000 09/02/48 80
California Statewide Communities Development Authority Special Assessment 135 5.000 09/02/49 143
California Statewide Communities Development Authority Special Assessment 470 4.000 09/02/50 433
California Statewide Communities Development Authority Special Assessment 55 5.000 09/02/50 57
California Statewide Communities Development Authority Special Tax 600 4.000 09/01/40 578
California Statewide Communities Development Authority Special Tax 1,300 4.000 09/01/50 1,196
California Statewide Communities Development Authority Special Tax 175 4.000 09/01/51 160
California Statewide Communities Development Authority Special Tax 500 5.000 09/01/52 517
California Statewide Communities Development Authority Special Tax 1,775 5.250 09/01/52 1,844
California Statewide Financing Authority Revenue Bonds 3,325 7.459 06/01/46 526
California Statewide Financing Authority Revenue Bonds (Þ) 20,000 8.602 06/01/55 1,356
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax 150 4.000 09/01/51 140
City & County of San Francisco Special Tax District No. 2020-1 Special Tax (Þ) 100 4.000 09/01/51 92
City of Atwater Wastewater Revenue Bonds (µ) 240 5.000 05/01/43 259
City of Calimesa Communities Facilities Special Tax 820 4.000 09/01/50 767
City of Dublin Special Tax 75 4.000 09/01/51 68
City of Fontana Special Tax 25 4.000 09/01/46 23
City of Fontana Special Tax 25 4.000 09/01/51 23
City of Irvine Special Tax (µ) 100 5.000 09/01/51 109
City of Long Beach Marina System Revenue Bonds 225 5.000 05/15/40 231
City of Long Beach Marina System Revenue Bonds 1,185 5.000 05/15/45 1,213

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
242 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Ontario Community Facilities District No. 43 Special Tax 50 4.000 09/01/50 46
City of Ontario Special Tax 1,325 4.000 09/01/51 1,211
City of Oroville Revenue Bonds 100 5.250 04/01/34 105
City of Oroville Revenue Bonds 185 5.250 04/01/39 193
City of Oroville Revenue Bonds 735 5.250 04/01/49 752
City of Oroville Revenue Bonds 505 5.250 04/01/54 511
City of Palm Desert Special Tax 100 3.000 09/01/31 92
City of Palm Desert Special Tax 100 4.000 09/01/51 91
City of Roseville Special Tax 100 5.000 09/01/33 108
City of Roseville Special Tax 25 4.000 09/01/35 25
City of Roseville Special Tax 25 4.000 09/01/40 25
City of Roseville Special Tax 50 4.000 09/01/45 48
City of Roseville Special Tax 1,585 4.000 09/01/50 1,474
City of Sacramento Special Tax 75 4.000 09/01/46 71
City of Sacramento Special Tax 75 4.000 09/01/50 70
City of San Luis Obispo California Community Facilities District No. 2019 Special Tax 50 4.000 09/01/46 47
City of San Luis Obispo California Community Facilities District No. 2019 Special Tax 50 4.000 09/01/51 46
CMFA Special Finance Agency Revenue Bonds (Þ) 285 3.000 12/01/56 199
CMFA Special Finance Agency VIII Revenue Bonds (Þ) 350 3.000 08/01/56 264
Coachella Valley Unified School District General Obligation Unlimited (µ) 2,500 16.733 08/01/43 1,045
County of El Dorado Special Tax 75 5.000 09/01/44 80
County of El Dorado Special Tax 80 5.000 09/01/49 85
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 225 5.000 09/01/52 233
County of San Diego Special Tax 40 3.000 09/01/50 29
County of San Diego Special Tax 100 4.000 09/01/50 92
CSCDA Community Improvement Authority Revenue Bonds (Þ) 325 3.600 05/01/47 274
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,250 4.000 10/01/56 1,043
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,000 3.000 12/01/56 753
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,000 3.000 02/01/57 753
CSCDA Community Improvement Authority Revenue Bonds (Þ) 940 3.250 05/01/57 699
Dublin Community Facilities District Improvement Area No. 1 Special Tax 100 5.000 09/01/37 107
Dublin Community Facilities District Improvement Area No. 1 Special Tax 340 5.000 09/01/47 358
Fairfield Community Facilities District Special Tax (Þ) 150 5.000 09/01/50 159
Foothill/Eastern Transportation Corridor Agency Revenue Bonds 1,911 4.000 01/15/43 1,862
Foothill/Eastern Transportation Corridor Agency Revenue Bonds 8,905 4.000 01/15/46 8,863
Fremont Community Facilities District No. 1 Special Tax 1,255 5.000 09/01/26 1,345
Golden State Tobacco Securitization Corp. Revenue Bonds 1,450 3.850 06/01/50 1,338
Golden State Tobacco Securitization Corp. Revenue Bonds 14,250 Zero coupon 06/01/66 1,813
Golden Valley Unified School District Financing Authority Revenue Bonds 25 4.000 09/01/46 23
Golden Valley Unified School District Financing Authority Revenue Bonds 30 4.000 09/01/51 27
Golden Valley Unified School District Financing Authority Revenue Bonds 45 4.000 09/01/56 41
Hastings Campus Housing Finance Authority Revenue Bonds (Þ) 3,500 5.000 07/01/45 3,561
Independent Cities Finance Authority Revenue Bonds (µ)(Þ) 900 4.000 06/01/46 910
Inland Empire Tobacco Securitization Authority Revenue Bonds 90 3.678 06/01/38 86
Irvine Unified School District Special Tax Bonds 70 5.000 09/01/47 74
Irvine Unified School District Special Tax Bonds 75 5.000 03/01/57 78
Jurupa Public Financing Authority Special Tax 1,000 5.000 09/01/43 1,065
Moreno Valley Unified School District General Obligation Unlimited (µ) 1,000 3.000 08/01/50 849
M-S-R Energy Authority Revenue Bonds 2,700 6.500 11/01/39 3,416
Natomas Unified School District General Obligation Unlimited (µ) 425 4.000 08/01/42 430
Northern California Gas Authority No. 1 Revenue Bonds (USD 3 Month LIBOR +
0.720%)(Ê) 1,185 1.680 07/01/27 1,151

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 243
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Orange County Community Facilities District Special Tax 65 4.000 08/15/40 64
Orange County Community Facilities District Special Tax 100 5.000 08/15/47 106
Oxnard School District General Obligation Unlimited (~)(µ)(Ê) 465 2.000 08/01/47 484
Palomar Health Revenue Bonds (µ) 2,665 5.000 11/01/47 2,836
River Islands Public Financing Authority Special Tax 150 5.375 09/01/31 153
River Islands Public Financing Authority Special Tax 100 5.250 09/01/34 102
River Islands Public Financing Authority Special Tax 940 5.500 09/01/45 962
River Islands Public Financing Authority Special Tax 50 4.000 09/01/46 45
River Islands Public Financing Authority Special Tax 230 5.250 09/01/47 240
River Islands Public Financing Authority Special Tax 100 4.000 09/01/51 87
River Islands Public Financing Authority Special Tax 330 5.000 09/01/52 334
River Islands Public Financing Authority Special Tax (µ) 1,750 5.250 09/01/52 1,945
Riverside County Public Financing Authority Tax Allocation (µ) 150 4.000 10/01/40 153
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 300 4.000 10/01/39 306
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 125 4.000 10/01/40 127
Riverside Unified School District Special Tax 20 4.000 09/01/45 19
Riverside Unified School District Special Tax 45 4.000 09/01/50 41
Sacramento Airport System Revenue Bonds 520 5.000 07/01/39 565
Sacramento County Water Financing Authority Revenue Bonds (USD 3 Month LIBOR +
0.550%)(µ)(Ê) 175 0.785 06/01/34 163
San Diego County Regional Airport Authority Revenue Bonds (µ) 1,700 4.000 07/01/51 1,673
San Diego Unified School District General Obligation Unlimited 1,500 4.000 07/01/42 1,534
San Francisco City & County Airports Commission International Airport Revenue Bonds 3,720 5.000 05/01/48 3,983
San Francisco City & County Airports Commission International Airport Revenue Bonds 2,765 5.000 05/01/50 2,976
San Francisco City & County Redevelopment Agency Tax Allocation 1,190 5.000 08/01/35 1,284
San Gorgonio Memorial Health Care District General Obligation Unlimited 75 4.000 08/01/32 74
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/33 98
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/34 97
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/35 97
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/36 96
San Jacinto Community Facilities District Special Tax 280 5.000 09/01/33 298
San Jacinto Community Facilities District Special Tax 335 5.000 09/01/34 356
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 1,000 5.000 01/15/29 1,079
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 380 5.250 01/15/49 393
Silicon Valley Tobacco Securitization Authority Revenue Bonds 7,300 8.018 06/01/56 703
State of California General Obligation Unlimited 2,000 5.000 08/01/46 2,174
State of California General Obligation Unlimited 230 4.000 04/01/49 236
State of California General Obligation Unlimited 270 5.000 04/01/49 302
Tobacco Securitization Authority of Northern California Revenue Bonds 1,000 Zero coupon 06/01/60 176
Tobacco Securitization Authority of Southern California Revenue Bonds 435 5.000 06/01/48 451
Tobacco Securitization Authority of Southern California Revenue Bonds 515 5.810 06/01/54 94
Transbay Joint Powers Authority Tax Allocation 55 5.000 10/01/45 60
Transbay Joint Powers Authority Tax Allocation 60 2.400 10/01/49 56
Transbay Joint Powers Authority Tax Allocation 60 5.000 10/01/49 65
University of California Medical Center Pooled Revenue Bonds (~)(Ê) 3,700 0.030 05/15/45 3,700
University of California Revenue Bonds 450 3.000 05/15/51 375
William S Hart Union High School District Special Tax 75 5.000 09/01/47 78
154,812
Colorado - 4.3%
3rd and Havana Metropolitan District General Obligation Limited 750 5.250 12/01/49 732
Allison Valley Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/47 467
Aurora Crossroads Metropolitan District No. 2 General Obligation Limited 500 7.750 12/15/50 476

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
244 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Banning Lewis Ranch Metropolitan District No. 8 General Obligation Limited (Þ) 500 4.875 12/01/51 420
Banning Lewis Ranch Regional Metropolitan District No. 2 General Obligation Limited 500 5.750 12/01/51 460
Belford North Metropolitan District General Obligation Limited 500 8.500 12/15/50 480
Bent Grass Metropolitan District General Obligation Limited (Þ) 500 5.250 12/01/49 500
BNC Metropolitan District No. 1 General Obligation Limited 1,046 7.375 12/15/47 1,025
Brighton Crossing Metropolitan District No. 4 General Obligation Limited 1,220 5.000 12/01/47 1,224
Brighton Crossing Metropolitan District No. 6 General Obligation Limited 500 5.000 12/01/50 464
Canyon Pines Metropolitan District Special Improvement District No. 1 Special
Assessment 1,500 3.750 12/01/40 1,215
Canyons Metropolitan District No. 5 General Obligation Limited 500 6.125 12/01/47 504
Cascade Ridge Metropolitan District General Obligation Limited 500 5.000 12/01/51 439
Castleview Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/50 444
Cherry Creek South Metropolitan District No. 5 General Obligation Limited 600 6.000 12/01/51 553
Citadel on Colfax Business Improvement District Revenue Bonds 600 5.350 12/01/50 574
Citadel on Colfax Business Improvement District Revenue Bonds 365 7.875 12/15/50 347
City & County of Denver Special Facilities Airport Revenue Bonds 2,140 5.000 10/01/32 2,157
Clear Creek Station Metropolitan District No. 2 General Obligation Unlimited 500 5.000 12/01/47 498
Cloverleaf Metropolitan District General Obligation Limited 500 6.000 12/01/51 516
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 330 5.000 10/01/49 330
Colorado Educational & Cultural Facilities Authority Revenue Bonds 500 5.000 11/01/49 503
Colorado Educational & Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/51 21
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 1,180 4.000 07/01/51 974
Colorado Educational & Cultural Facilities Authority Revenue Bonds 205 3.000 08/01/51 155
Colorado Educational & Cultural Facilities Authority Revenue Bonds 2,000 4.000 06/01/52 1,967
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 435 5.000 02/01/61 390
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,300 4.000 05/01/61 1,069
Colorado Educational & Cultural Facilities Authority Revenue Bonds 125 4.000 10/01/61 101
Colorado Health Facilities Authority Revenue Bonds 275 4.000 10/01/38 276
Colorado Health Facilities Authority Revenue Bonds 400 4.000 08/01/39 402
Colorado Health Facilities Authority Revenue Bonds 300 4.000 10/01/39 300
Colorado Health Facilities Authority Revenue Bonds 300 4.000 10/01/40 296
Colorado Health Facilities Authority Revenue Bonds 50 4.000 01/01/42 43
Colorado Health Facilities Authority Revenue Bonds 4,760 5.000 08/01/44 5,059
Colorado Health Facilities Authority Revenue Bonds (ae) 190 5.000 06/01/47 216
Colorado Health Facilities Authority Revenue Bonds 135 3.250 08/01/49 106
Colorado Health Facilities Authority Revenue Bonds 150 4.000 09/01/50 139
Colorado Health Facilities Authority Revenue Bonds 1,750 3.000 11/15/51 1,430
Colorado High Performance Transportation Enterprise Revenue Bonds 35 5.000 12/31/47 36
Colorado High Performance Transportation Enterprise Revenue Bonds 35 5.000 12/31/51 36
Colorado High Performance Transportation Enterprise Revenue Bonds 75 5.000 12/31/56 76
Colorado Springs Urban Renewal Authority Tax Allocation 500 5.750 12/01/47 486
Constitution Heights Metropolitan District General Obligation Limited 1,765 5.000 12/01/49 1,742
Copperleaf Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 6.000 12/15/41 501
Copperleaf Metropolitan District No. 3 General Obligation Limited 500 5.125 12/01/47 521
Copperleaf Metropolitan District No. 9 General Obligation Limited 500 4.875 12/01/51 423
Cornerstar Metropolitan District General Obligation Limited 500 5.250 12/01/47 501
Creekside Village Metropolitan District General Obligation Limited 500 5.000 12/01/49 489
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 555 5.500 12/01/39 512
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 975 5.750 12/01/49 881
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 280 8.000 12/15/49 261
Denver Health & Hospital Authority Certificate of Participation 25 5.000 12/01/32 27
Denver Health & Hospital Authority Certificate of Participation 175 4.000 12/01/38 171

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 245
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Denver Health & Hospital Authority Certificate of Participation 110 5.000 12/01/48 115
Denver Health & Hospital Authority Revenue Bonds (Þ) 100 5.000 12/01/26 110
Denver Health & Hospital Authority Revenue Bonds (Þ) 220 5.000 12/01/27 244
Denver Health & Hospital Authority Revenue Bonds (Þ) 230 5.000 12/01/28 252
Denver Health & Hospital Authority Revenue Bonds (Þ) 300 5.000 12/01/34 319
Denver Health & Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/35 199
Denver Health & Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/36 198
Denver Health & Hospital Authority Revenue Bonds 65 4.000 12/01/38 63
Denver Health & Hospital Authority Revenue Bonds 100 4.000 12/01/39 97
Denver Health & Hospital Authority Revenue Bonds 50 4.000 12/01/40 48
Denver Health & Hospital Authority Revenue Bonds 1,500 5.250 12/01/45 1,522
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 300 3.750 12/01/39 287
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 350 4.000 12/01/48 336
Denver Urban Renewal Authority Tax Allocation (Þ) 585 5.250 12/01/39 604
Dinosaur Ridge Metropolitan District Revenue Bonds 195 5.000 06/01/49 189
Dominion Water & Sanitation District Revenue Bonds 395 5.250 12/01/27 404
E-470 Public Highway Authority Revenue Bonds (µ) 100 1.506 09/01/30 77
Eaton Area Park & Recreation District General Obligation Limited 725 5.250 12/01/34 734
Eaton Area Park & Recreation District General Obligation Limited 525 5.500 12/01/38 532
Fiddlers Business Improvement District General Obligation Unlimited (Þ) 1,250 5.550 12/01/47 1,315
Flying Horse Metropolitan District No. 2 General Obligation Limited (µ) 520 4.000 12/01/44 530
Flying Horse Metropolitan District No. 2 General Obligation Limited (µ) 200 4.000 12/01/45 202
Glen Metropolitan District No. 3 General Obligation Limited 500 4.250 12/01/51 402
Green Gables Metropolitan District No. 2 General Obligation Limited 500 5.750 12/01/48 507
Green Valley Ranch East Metropolitan District No. 6 General Obligation Limited 1,000 5.875 12/01/50 1,005
Greenspire Metropolitan District No. 1 General Obligation Limited 500 5.125 12/01/51 474
Greenways Metropolitan District No. 1 General Obligation Limited 500 4.625 12/01/51 414
High Plains Metropolitan District General Obligation Unlimited (µ) 25 5.000 12/01/35 28
High Plains Metropolitan District General Obligation Unlimited (µ) 250 4.000 12/01/47 252
Highlands Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/51 447
Horizon Metropolitan District No. 2 General Obligation Limited (Þ) 500 4.500 12/01/51 372
Jefferson Center Metropolitan District No. 1 Revenue Bonds 1,350 4.375 12/01/47 1,235
Jefferson Center Metropolitan District No. 1 Revenue Bonds 800 5.750 12/15/50 805
Johnstown Farms East Metropolitan District General Obligation Limited 500 5.000 12/01/51 443
Johnstown Plaza Metropolitan District General Obligation Limited 1,700 4.250 12/01/46 1,513
Jones District Community Authority Board Revenue Bonds 500 5.750 12/01/50 423
Loretto Heights Community Authority Revenue Bonds 500 4.875 12/01/51 424
Mirabelle Metropolitan District No. 2 General Obligation Limited 700 5.000 12/01/39 698
Mirabelle Metropolitan District No. 2 General Obligation Limited 500 5.000 12/01/49 479
Murphy Creek Metropolitan District No. 4 General Obligation Limited 850 5.000 12/01/51 750
Murphy Creek Metropolitan District No. 5 General Obligation Limited 500 6.000 12/01/52 506
Nexus North at DIA Metropolitan District General Obligation Limited 500 5.000 12/01/51 459
North Range Metropolitan District No. 2 General Obligation Limited 500 5.750 12/01/47 509
Northglenn Urban Renewal Authority Tax Allocation 20 4.000 12/01/32 20
Northglenn Urban Renewal Authority Tax Allocation 20 4.000 12/01/33 20
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/34 10
Northglenn Urban Renewal Authority Tax Allocation 30 4.000 12/01/36 30
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/38 10
Parkdale Community Authority Revenue Bonds 500 5.250 12/01/50 474
Parkdale Community Authority Revenue Bonds 500 7.750 12/15/50 475

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
246 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Powhaton Community Authority Revenue Bonds 500 5.000 12/01/51 445
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 500 5.000 12/15/41 500
Prairie Center Metropolitan District No. 7 General Obligation Limited 1,425 4.875 12/15/44 1,332
Pronghorn Valley Metropolitan District General Obligation Limited 515 3.750 12/01/41 429
Pueblo Urban Renewal Authority Tax Allocation (Þ) 100 Zero coupon 12/01/25 85
Pueblo Urban Renewal Authority Tax Allocation (Þ) 350 4.750 12/01/45 332
Raindance Metropolitan District No. 1 Revenue Bonds 1,000 5.000 12/01/40 979
RRC Metropolitan District No. 2 Revenue Bonds 500 5.250 12/01/51 442
Second Creek Farm Metropolitan District No. 3 General Obligation Limited 500 5.000 12/01/49 489
Senac South Metropolitan District No. 1 General Obligation Limited 625 5.250 12/01/51 565
South Timnath Metropolitan District No. 1 General Obligation Limited 720 5.500 12/01/48 714
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/37 1,013
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/47 1,000
State Vrain Lakes Metropolitan District No. 2 General Obligation Limited 500 5.125 12/01/47 504
Sterling Hills West Metropolitan District General Obligation Limited 100 5.000 12/01/39 108
Sterling Ranch Community Authority Board Revenue Bonds 500 5.000 12/01/47 500
Takoda Metropolitan District General Obligation Bonds 500 6.000 12/01/50 549
Timnath Ranch Metropolitan District No. 4 General Obligation Unlimited 500 5.250 12/01/37 506
Village at Southgate Metropolitan District General Obligation Limited (Þ) 1,375 5.625 12/01/48 1,390
Waterview II Metropolitan District General Obligation Limited 500 5.000 12/01/51 459
Westerly Metropolitan District No. 4 General Obligation Limited 500 5.000 12/01/50 460
Westown Metropolitan District General Obligation Limited 500 5.000 12/01/47 521
Whispering Pines Metropolitan District No. 1 General Obligation Limited 500 7.375 12/15/47 478
Windler Public Improvement Authority Revenue Bonds 600 Zero coupon 12/01/51 341
Windler Public Improvement Authority Revenue Bonds 750 4.125 12/01/51 590
Winsome Metropolitan District No. 3 General Obligation Limited (Þ) 500 5.125 12/01/50 434
70,661
Connecticut - 0.9%
City of Hartford General Obligation Unlimited 180 5.000 04/01/29 180
City of Hartford General Obligation Unlimited 1,000 5.000 04/01/31 1,017
City of New Haven General Obligation Unlimited 100 5.500 08/01/34 113
City of New Haven General Obligation Unlimited 100 5.500 08/01/37 112
City of New Haven General Obligation Unlimited 1,000 5.500 08/01/38 1,116
City of New Haven General Obligation Unlimited 470 4.000 08/01/40 481
City of West Haven General Obligation Unlimited 400 5.000 11/01/32 443
City of West Haven General Obligation Unlimited 700 5.000 11/01/37 765
Connecticut State Health & Educational Facilities Authority Revenue Bonds 3,535 4.000 07/01/39 3,190
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 1,000 5.000 07/01/39 1,048
Connecticut State Health & Educational Facilities Authority Revenue Bonds 720 4.000 07/01/41 681
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 100 5.000 01/01/45 102
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,250 4.000 07/01/51 1,122
Connecticut State Health & Educational Facilities Authority Revenue Bonds 205 5.375 07/01/52 212
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 900 5.000 01/01/55 911
Hartford Stadium Authority Revenue Bonds 250 5.000 02/01/36 254
Hartford Stadium Authority Revenue Bonds 155 4.000 02/01/42 137
Mohegan Tribal Finance Authority Revenue Bonds (Þ) 600 7.000 02/01/45 608
State of Connecticut General Obligation Unlimited 385 5.000 06/15/27 438
State of Connecticut General Obligation Unlimited 145 5.000 06/15/28 168
State of Connecticut General Obligation Unlimited 120 5.000 06/15/29 138
State of Connecticut General Obligation Unlimited 1,500 5.000 06/15/31 1,711
State of Connecticut General Obligation Unlimited 25 5.000 06/15/32 28

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 247
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 100 4.000 04/01/51 87
15,062
Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds 215 5.000 11/15/48 227
Delaware State Economic Development Authority Revenue Bonds 45 5.000 08/01/49 45
Delaware State Economic Development Authority Revenue Bonds 100 5.000 09/01/50 104
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/52 65
Delaware State Economic Development Authority Revenue Bonds 40 5.000 08/01/54 40
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/57 63
Delaware State Health Facilities Authority Revenue Bonds 335 4.000 07/01/43 339
Town of Bridgeville Special Tax 335 4.000 07/01/35 331
1,214
District of Columbia - 0.9%
District of Columbia General Obligation Unlimited 215 4.000 06/01/37 222
District of Columbia Revenue Bonds 2,510 5.000 10/01/35 2,517
District of Columbia Revenue Bonds 750 5.000 07/01/37 752
District of Columbia Revenue Bonds 35 4.000 07/01/44 33
District of Columbia Revenue Bonds 1,000 5.000 07/01/47 1,030
District of Columbia Revenue Bonds 75 4.000 07/01/49 70
District of Columbia Revenue Bonds 1,000 5.000 06/01/50 1,023
District of Columbia Revenue Bonds (Þ) 500 5.000 06/01/51 509
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds 4,000 7.666 06/15/46 921
Metropolitan Washington Airports Authority Aviation Revenue Bonds 1,000 5.000 10/01/44 1,087
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 7,620 4.000 10/01/49 7,233
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 280 3.000 10/01/50 227
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 100 4.000 10/01/53 94
15,718
Florida - 10.5%
Abbott Square Community Development District Special Assessment 115 5.500 06/15/52 120
Alachua County Health Facilities Authority Revenue Bonds 1,500 4.000 10/01/46 1,373
Anthem Park Community Development District Special Assessment 130 4.750 05/01/36 130
Armstrong Community Development District Special Assessment 30 4.000 11/01/40 28
Armstrong Community Development District Special Assessment 165 4.000 11/01/50 146
Artisan Lakes East Community Development District Special Assessment 160 2.300 05/01/26 148
Artisan Lakes East Community Development District Special Assessment 250 2.750 05/01/31 218
Artisan Lakes East Community Development District Special Assessment 945 3.125 05/01/41 758
Artisan Lakes East Community Development District Special Assessment 450 4.000 05/01/51 396
Astonia Community Development District Special Assessment (Þ) 1,380 3.200 05/01/41 1,130
Astonia Community Development District Special Assessment (Þ) 75 4.000 05/01/52 66
Avalon Groves Community Development District Special Assessment 50 3.125 05/01/41 40
Avalon Groves Community Development District Special Assessment 25 3.375 05/01/41 21
Avalon Groves Community Development District Special Assessment 150 6.000 05/01/48 160
Avalon Groves Community Development District Special Assessment 25 4.000 05/01/51 22
Avelar Creek Community Development District Special Assessment 95 4.000 05/01/36 95
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.500 06/01/39 100
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.625 06/01/49 98
Aviary at Rutland Ranch Community Development District Special Assessment 100 4.000 11/01/51 88
Babcock Ranch Community Independent Special District Special Assessment Revenue
Bonds 100 5.000 11/01/31 102
Babcock Ranch Community Independent Special District Special Assessment Revenue
Bonds (Þ) 1,065 5.000 11/01/39 1,085
Babcock Ranch Community Independent Special District Special Assessment Revenue
Bonds 1,250 3.200 05/01/41 1,021

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
248 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Babcock Ranch Community Independent Special District Special Assessment Revenue
Bonds 500 5.000 05/01/42 506
Babcock Ranch Community Independent Special District Special Assessment Revenue
Bonds 1,245 4.000 05/01/52 1,090
Babcock Ranch Community Independent Special District Special Assessment Revenue
Bonds 500 5.000 05/01/53 500
Balm Grove Community Development District Special Assessment 175 4.000 11/01/42 161
Balm Grove Community Development District Special Assessment 175 4.125 11/01/51 157
Bannon Lakes Community Development District Special Assessment 100 5.000 11/01/48 101
Bannon Lakes Community Development District Special Assessment 150 4.000 05/01/53 131
Bartram Park Community Development District Special Assessment 465 4.250 05/01/29 485
Bartram Park Community Development District Special Assessment 485 4.500 05/01/35 492
Bay Laurel Center Community Development District Special Assessment 90 4.000 05/01/37 90
Baywinds Community Development District Special Assessment 175 4.250 05/01/37 177
Beaumont Community Development District Special Assessment (Þ) 90 6.375 11/01/49 93
Bent Creek Community Development District Special Assessment (Þ) 1,160 4.000 06/15/51 1,019
Berry Bay Community Development District Special Assessment 205 2.625 05/01/26 193
Black Creek Community Development District Special Assessment 75 5.625 06/15/52 77
Black Creek Community Developments District Special Assessment 25 3.750 06/15/40 22
Black Creek Community Developments District Special Assessment 50 4.000 06/15/50 44
Blue Lake Community Development District Special Assessment 100 4.250 06/15/39 98
Bonterra Community Development District Special Assessment 1,570 4.125 05/01/47 1,568
Bonterra Community Development District Special Assessment 605 5.000 05/01/47 611
Botaniko Community Development District Special Assessment 30 3.625 05/01/40 26
Botaniko Community Development District Special Assessment 85 4.000 05/01/50 75
Bridgewalk Community Development District Special Assessment 365 4.000 06/15/52 319
Bridgewater North Community Development District Special Assessment 125 4.000 05/01/52 109
Brightwater Community Development District Revenue Bonds 250 3.150 05/01/41 203
Brookstone Community Development District Special Assessment (Þ) 45 3.875 11/01/23 45
Buckhead Trails Community Development District Special Assessment 100 5.625 05/01/42 102
Buckhead Trails Community Development District Special Assessment 100 5.750 05/01/52 102
Buena Lago Community Development District Revenue Bonds 100 5.500 05/01/52 108
Campo Bello Community Development District Special Assessment 100 4.000 12/15/39 94
Campo Bello Community Development District Special Assessment 150 4.000 12/15/49 133
Capital Trust Agency, Inc. Revenue Bonds (Þ) 2,000 4.500 01/01/35 1,875
Capital Trust Agency, Inc. Revenue Bonds 25 5.000 08/01/40 26
Capital Trust Agency, Inc. Revenue Bonds (Þ) 325 5.000 06/01/41 316
Capital Trust Agency, Inc. Revenue Bonds (Þ) 300 5.250 12/01/43 302
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,255 5.000 12/15/49 1,251
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/51 78
Capital Trust Agency, Inc. Revenue Bonds (Æ)(Ø) 1,725 5.875 07/01/54 1,553
Capital Trust Agency, Inc. Revenue Bonds 50 5.000 08/01/55 52
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/56 76
Capital Trust Agency, Inc. Revenue Bonds (Þ) 150 5.000 12/01/56 124
Capital Trust Agency, Inc. Revenue Bonds (Þ) 4,105 5.250 12/01/58 4,046
Capital Trust Agency, Inc. Revenue Bonds 4,000 1.798 01/01/60 305
Caribe Palm Community Development District Special Assessment 94 4.000 05/01/25 98
Caribe Palm Community Development District Special Assessment 97 4.000 05/01/26 101
Caribe Palm Community Development District Special Assessment 545 4.500 05/01/35 554
Celebration Community Development District Special Assessment 590 3.125 05/01/41 473
Centre Lake Community Development District Special Assessment 1,025 4.000 05/01/52 897
Century Gardens at Tamiami Community Development District Special Assessment 535 4.125 11/01/38 533

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 249
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Century Gardens at Tamiami Community Development District Special Assessment 1,560 4.250 11/01/48 1,544
CFM Community Development District Special Assessment 590 4.000 05/01/51 518
Chapel Creek Community Development District Special Assessment (Þ) 45 3.375 05/01/41 38
Chapel Creek Community Development District Special Assessment (Þ) 70 4.000 05/01/52 62
Charles Cove Community Development District Special Assessment 100 4.000 05/01/52 87
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 240 5.500 10/01/36 244
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 350 5.000 10/01/49 347
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 1,750 4.000 10/01/51 1,372
City of Atlantic Beach Revenue Bonds 1,000 5.000 11/15/37 1,014
City of Cape Coral Water & Sewer Revenue Bonds 1,000 4.000 10/01/36 1,025
City of Palmetto Revenue Bonds 75 5.250 06/01/52 76
City of Palmetto Revenue Bonds 150 5.375 06/01/57 153
City of Palmetto Revenue Bonds 125 5.625 06/01/62 128
City of Pompano Beach Revenue Bonds 135 1.450 01/01/27 123
City of Tampa Revenue Bonds 960 5.000 04/01/45 985
City of Tampa Revenue Bonds 385 4.000 07/01/45 383
City of Tampa Revenue Bonds 100 5.000 07/01/50 107
Cityplace Community Development District Special Assessment Revenue Bonds (µ) 1,550 4.562 05/01/46 1,470
Coddington Community Development District Special Assessment 100 5.750 05/01/52 108
Collier County Health Facilities Authority Revenue Bonds 1,000 4.000 05/01/52 949
Concord Station Community Development District Special Assessment 275 3.625 05/01/35 272
Concord Station Community Development District Special Assessment 285 3.750 05/01/46 270
Concord Station Community Development District Special Assessment 100 4.750 05/01/46 100
Coral Keys Homes Community Development District Special Assessment 35 4.000 05/01/40 33
Coral Keys Homes Community Development District Special Assessment 50 4.000 05/01/50 44
Cordova Palms Community Development District Special Assessment 1,015 5.400 05/01/42 1,049
Cordova Palms Community Development District Special Assessment (Þ) 1,940 4.000 05/01/52 1,706
Corkscrew Farms Community Development District Special Assessment (Þ) 50 5.000 11/01/38 50
Corkscrew Farms Community Development District Special Assessment (Þ) 100 5.125 11/01/50 100
Coronado Community Development District Special Assessment 25 4.000 05/01/31 25
Coronado Community Development District Special Assessment 44 4.250 05/01/38 44
Country Greens Community Development District Special Assessment 50 3.200 05/01/25 50
Country Greens Community Development District Special Assessment 345 3.875 05/01/31 345
Country Greens Community Development District Special Assessment 130 4.000 05/01/34 131
County of Broward Port Facilities Revenue Bonds 1,750 4.000 09/01/44 1,755
County of Broward Port Facilities Revenue Bonds 2,000 5.250 09/01/47 2,207
County of Lake Revenue Bonds 500 5.750 08/15/50 488
County of Osceola Transportation Revenue Bonds (ae) 3,700 6.000 10/01/36 4,211
County of Osceola Transportation Revenue Bonds 1,340 5.000 10/01/49 1,401
Creekview Community Development District Special Assessment 300 4.750 05/01/53 294
Cross Creek North Community Development District Special Assessment 200 4.500 05/01/52 191
Crossings Community Development District Special Assessment 175 5.125 05/01/52 178
Cypress Park Estates Community Development District Special Assessment 100 5.000 05/01/42 100
Cypress Park Estates Community Development District Special Assessment 100 5.125 05/01/52 100
Davenport Road South Community Development District Special Assessment (Þ) 100 5.000 11/01/38 102
Davenport Road South Community Development District Special Assessment (Þ) 150 5.125 11/01/48 153
Deer Run Community Development District Special Assessment 190 5.400 05/01/39 194
Deer Run Community Development District Special Assessment 200 5.500 05/01/44 204
Durbin Crossing Community Development District Special Assessment (µ) 75 3.750 05/01/34 77
Durbin Crossing Community Development District Special Assessment (µ) 120 4.000 05/01/37 123
DW Bayview Community Development District Special Assessment (Þ) 75 3.375 05/01/41 63

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
250 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
DW Bayview Community Development District Special Assessment (Þ) 50 4.000 05/01/51 44
Eagle Hammock Community Development District Special Assessment 255 5.375 05/01/52 266
Eagle Pointe Community Development District Special Assessment (Þ) 50 4.125 05/01/40 47
Eagle Pointe Community Development District Special Assessment (Þ) 225 4.125 05/01/51 202
East 547 Community Development District Special Assessment 50 4.000 05/01/51 44
East Bonita Beach Road Community Development District Special Assessment (Þ) 625 5.000 11/01/38 636
East Nassau Stewardship District Special Assessment 1,280 3.500 05/01/41 1,073
Eden Hills Community Development District Special Assessment 50 4.000 05/01/42 46
Eden Hills Community Development District Special Assessment 100 4.125 05/01/52 90
Edgewater East Community Development District Special Assessment 75 3.600 05/01/41 65
Edgewater East Community Development District Special Assessment 150 4.000 05/01/42 138
Edgewater East Community Development District Special Assessment 150 4.000 05/01/51 132
Edgewater East Community Development District Special Assessment 470 4.000 05/01/52 411
Elevation Pointe Community Development District Special Assessment 700 4.400 05/01/42 680
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 130 3.000 05/01/24 131
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 135 3.250 05/01/25 136
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 140 3.500 05/01/26 141
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 790 3.750 05/01/31 789
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 1,170 4.000 05/01/37 1,162
Entrada Community Development District Special Assessment (Þ) 100 4.000 05/01/52 88
Epperson North Community Development District Special Assessment 100 4.000 11/01/51 88
Escambia County Health Facilities Authority Revenue Bonds 4,205 4.000 08/15/45 4,015
Escambia County Health Facilities Authority Revenue Bonds (µ) 255 3.000 08/15/50 199
Escambia County Health Facilities Authority Revenue Bonds (µ) 625 4.000 08/15/50 612
Esplanade Lake Club Community Development District Special Assessment 380 4.125 11/01/50 344
Fallschase Community Development District Special Assessment 100 3.375 05/01/41 84
Fallschase Community Development District Special Assessment 570 4.000 05/01/52 491
Fishhawk Ranch Community Development District Special Assessment (µ) 70 3.000 11/01/41 58
Florida Development Finance Corp. Revenue Bonds (Þ) 100 2.375 06/01/27 92
Florida Development Finance Corp. Revenue Bonds (Þ) 200 5.250 06/15/29 201
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/40 99
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/30/46 83
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 115 6.250 01/01/49 114
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 870 6.375 01/01/49 852
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 1,965 6.500 01/01/49 1,894
Florida Development Finance Corp. Revenue Bonds (Þ) 1,470 7.375 01/01/49 1,469
Florida Development Finance Corp. Revenue Bonds (Þ) 685 5.000 12/15/49 700
Florida Development Finance Corp. Revenue Bonds 100 5.000 06/01/50 94
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.250 06/01/50 127
Florida Development Finance Corp. Revenue Bonds (Þ) 115 5.000 09/15/50 114
Florida Development Finance Corp. Revenue Bonds 125 5.000 06/01/51 113
Florida Development Finance Corp. Revenue Bonds (Þ) 500 4.000 07/01/51 422
Florida Development Finance Corp. Revenue Bonds 2,500 5.000 02/01/52 2,529
Florida Development Finance Corp. Revenue Bonds 1,150 5.000 06/15/52 1,187
Florida Development Finance Corp. Revenue Bonds (Þ) 405 5.500 07/01/52 389
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/01/55 77
Florida Development Finance Corp. Revenue Bonds (Þ) 160 5.000 06/01/55 152
Florida Development Finance Corp. Revenue Bonds (Þ) 220 5.250 06/01/55 222

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 251
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Development Finance Corp. Revenue Bonds (Þ) 200 4.000 06/30/56 156
Florida Development Finance Corp. Revenue Bonds (Þ) 315 5.625 07/01/56 303
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 2,000 6.750 12/01/56 1,987
Florida Higher Educational Facilities Financial Authority Revenue Bonds 150 5.000 03/01/44 151
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 1,350 5.000 06/01/48 1,357
Florida Higher Educational Facilities Financial Authority Revenue Bonds 315 5.000 03/01/49 316
Flow Way Community Development District Special Assessment 100 5.000 11/01/47 101
Fontainbleau Lakes Community Development District Special Assessment 45 4.000 05/01/31 45
Forest Lake Community Development District Special Assessment (Þ) 700 5.375 05/01/42 719
Forest Lake Community Development District Special Assessment (Þ) 620 5.500 05/01/52 635
Gracewater Sarasota Community Development District Special Assessment 100 4.000 05/01/52 88
Grand Bay at Doral Community Development District Special Assessment 65 4.750 05/01/36 66
Grand Bay at Doral Community Development District Special Assessment 65 5.000 05/01/46 65
Grand Oaks Community Development District Special Assessment 100 4.000 11/01/51 88
Greater Orlando Aviation Authority Revenue Bonds 750 5.000 11/15/36 756
Greater Orlando Aviation Authority Revenue Bonds 170 5.000 10/01/47 181
Grove Resort Community Development District Special Assessment 50 4.000 05/01/52 44
Gulfstream Polo Community Development District Special Assessment 150 4.375 11/01/49 141
Hacienda Lakes Community Development District Special Assessment 100 4.625 05/01/46 99
Hammock Reserve Community Development District Special Assessment 50 4.700 05/01/42 50
Hammock Reserve Community Development District Special Assessment 165 5.000 05/01/52 165
Harbor Bay Community Development District Special Assessment 100 3.750 05/01/34 94
Harbor Bay Community Development District Special Assessment 105 3.875 05/01/39 97
Harbor Bay Community Development District Special Assessment 100 4.100 05/01/48 91
Harmony West Community Development District Special Assessment (Þ) 1,185 5.250 05/01/49 1,208
Hawks Point Community Development District Special Assessment (Þ) 185 4.250 05/01/35 188
Hawkstone Community Development District Special Assessment 100 3.875 11/01/39 92
Hawkstone Community Development District Special Assessment 100 4.000 11/01/51 88
Heights Community Development District County of Hillsborough Special Assessment 150 5.000 01/01/38 152
Heights Community Development District County of Hillsborough Special Assessment 300 5.000 01/01/50 300
Herons Glen Recreation District Special Assessment (µ) 105 2.500 05/01/40 86
Herons Glen Recreation District Special Assessment (µ) 60 4.000 05/01/45 62
Herons Glen Recreation District Special Assessment (µ) 80 4.000 05/01/50 82
Highlands Community Development District Special Assessment 200 4.250 05/01/36 200
Highlands Meadows II Community Development District Special Assessment 415 5.375 11/01/37 425
Highlands Meadows II Community Development District Special Assessment 100 5.500 11/01/47 102
Highlands Meadows West Community Development District Special Assessment 25 3.625 05/01/40 21
Highlands Meadows West Community Development District Special Assessment 35 4.000 05/01/50 31
Hillcrest Community Development District Special Assessment 100 5.000 11/01/48 101
Hills Minneola Community Development District Special Assessment (Þ) 60 4.000 05/01/40 56
Hills Minneola Community Development District Special Assessment (Þ) 130 4.000 05/01/50 115
Hillsborough County Industrial Development Authority Revenue Bonds 5,000 4.000 08/01/50 4,716
Isles of Bartram Park Community Development District Special Assessment 155 4.625 11/01/37 156
K-Bar Ranch II Community Development District Special Assessment (Þ) 185 4.500 05/01/38 185
K-Bar Ranch II Community Development District Special Assessment 100 3.125 05/01/41 80
K-Bar Ranch II Community Development District Special Assessment (Þ) 275 4.625 05/01/48 270
K-Bar Ranch II Community Development District Special Assessment 165 4.000 05/01/51 145
Kindred Community Development District II Special Assessment 100 3.750 05/01/50 85
Kingman Gate Community Development District Special Assessment 85 4.000 06/15/40 80
Kingman Gate Community Development District Special Assessment 60 4.000 06/15/50 53
Lake Frances Community Development District Special Assessment 87 3.000 05/01/26 87

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
252 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lake Frances Community Development District Special Assessment 492 4.000 05/01/31 493
Lake Frances Community Development District Special Assessment 689 4.000 05/01/37 687
Lakeshore Ranch Community Development District Special Assessment 55 3.125 05/01/24 54
Lakewood Ranch Stewardship District Special Assessment 100 4.250 05/01/26 101
Lakewood Ranch Stewardship District Special Assessment (µ) 100 2.500 05/01/33 88
Lakewood Ranch Stewardship District Special Assessment 915 4.875 05/01/35 926
Lakewood Ranch Stewardship District Special Assessment 100 5.000 05/01/36 101
Lakewood Ranch Stewardship District Special Assessment (µ) 100 2.625 05/01/37 84
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.000 05/01/37 102
Lakewood Ranch Stewardship District Special Assessment 150 5.250 05/01/37 154
Lakewood Ranch Stewardship District Special Assessment 360 5.125 05/01/46 364
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.125 05/01/47 101
Lakewood Ranch Stewardship District Special Assessment 175 5.375 05/01/47 178
Lakewood Ranch Stewardship District Special Assessment 240 5.450 05/01/48 245
Lakewood Ranch Stewardship District Special Assessment 100 4.000 05/01/49 89
Lakewood Ranch Stewardship District Special Assessment 100 3.900 05/01/50 86
Lakewood Ranch Stewardship District Special Assessment 100 4.000 05/01/50 88
Lakewood Ranch Stewardship District Special Assessment (Þ) 145 3.875 05/01/51 124
Lakewood Ranch Stewardship District Special Assessment 900 4.000 05/01/52 787
Landings at Miami Community Development District Special Assessment (Þ) 100 4.625 11/01/38 101
Landings at Miami Community Development District Special Assessment (Þ) 100 4.750 11/01/48 100
Landmark at Doral Community Development District Special Assessment 35 3.375 05/01/30 33
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/35 99
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/38 96
Landmark at Doral Community Development District Special Assessment 50 4.000 05/01/38 47
Lee County Industrial Development Authority Revenue Bonds (Þ) 1,640 5.625 12/01/37 1,393
Lee County Industrial Development Authority Revenue Bonds 100 5.250 10/01/52 100
Lee County Industrial Development Authority Revenue Bonds 325 5.250 10/01/57 319
LT Ranch Community Development District Special Assessment 200 4.000 05/01/50 177
LTC Ranch West Residential Community Development District Special Assessment 175 3.250 05/01/31 157
LTC Ranch West Residential Community Development District Special Assessment 50 3.450 05/01/41 42
Lucerne Park Community Development District Special Assessment 95 4.625 05/01/39 96
Lucerne Park Community Development District Special Assessment 95 4.750 05/01/50 95
McJunkin Parkland Community Development District Special Assessment (Þ) 200 5.125 11/01/38 207
McJunkin Parkland Community Development District Special Assessment (Þ) 250 5.250 11/01/49 256
Meadow Pointe III Community Development District Special Assessment 115 3.500 05/01/24 117
Meadow Pointe III Community Development District Special Assessment 520 4.400 05/01/31 526
Meadow Pointe IV Community Development District Special Assessment 115 3.400 05/01/24 117
Meadow Pointe IV Community Development District Special Assessment 115 3.400 05/01/25 116
Meadow Pointe IV Community Development District Special Assessment 655 4.100 05/01/30 657
Meadow View at Twin Creeks Community Development District Special Assessment 100 3.750 05/01/52 83
Meadow View at Twin Creeks Community Development District Special Assessment 100 4.000 05/01/52 87
Mediterranea Community Development District Special Assessment 100 5.000 05/01/48 101
Miami Beach Health Facilities Authority Revenue Bonds 1,750 5.125 07/01/38 1,660
Miami Beach Health Facilities Authority Revenue Bonds 2,250 5.000 11/15/39 2,311
Miami Beach Health Facilities Authority Revenue Bonds 1,000 4.000 11/15/46 983
Miami World Center Community Development District Special Assessment 400 5.125 11/01/39 413
Miami World Center Community Development District Special Assessment 1,150 5.250 11/01/49 1,177
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 130 5.250 07/01/52 126
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 185 5.500 07/01/61 179
Mid-Bay Bridge Authority Revenue Bonds 1,000 5.000 10/01/40 1,029

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 253
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Midtown Miami Community Development District Special Assessment 100 5.000 05/01/29 101
Mirada Community Development District Special Assessment 175 3.250 05/01/32 155
Mirada II Community Development District Special Assessment 125 3.500 05/01/41 105
Mirada II Community Development District Special Assessment 125 4.000 05/01/51 110
Mirada II Community Development District Special Assessment 275 5.750 05/01/53 286
Moody River Estates Community Development District Special Assessment 500 4.000 05/01/31 508
Naples Reserve Community Development District Special Assessment (Þ) 40 5.000 11/01/38 41
Naples Reserve Community Development District Special Assessment (Þ) 190 5.125 11/01/48 192
New Port Tampa Bay Community Development District Special Assessment 455 2.875 05/01/26 431
North Arkansas-1 Pasco Community Development District Special Assessment 100 4.000 05/01/52 87
North Park Isle Community Development District Special Assessment 100 3.375 11/01/41 83
North Park Isle Community Development District Special Assessment 150 4.000 11/01/51 132
North Powerline Road Community Development District Special Assessment (Þ) 200 5.625 05/01/52 202
North Sumter County Utility Dependent District Revenue Bonds 1,000 5.000 10/01/49 1,112
Oak Creek Community Development District Special Assessment 190 3.850 05/01/25 194
Oak Creek Community Development District Special Assessment 200 4.000 05/01/26 207
Ocala Preserve Community Development District Special Assessment 1,175 3.100 11/01/41 939
Orange Blossom Ranch Community Development District Special Assessment 140 4.850 05/01/39 143
Orange Blossom Ranch Community Development District Special Assessment 215 5.000 05/01/49 218
Orchid Grove Community Development District Special Assessment 1,245 5.000 05/01/36 1,261
Osceola Chain Lakes Community Development District Special Assessment 100 4.000 05/01/40 93
Palm Beach County Health Facilities Authority Revenue Bonds 600 11.500 07/01/27 600
Palm Beach County Health Facilities Authority Revenue Bonds 175 4.000 06/01/36 159
Palm Beach County Health Facilities Authority Revenue Bonds 200 5.000 11/01/47 209
Palm Beach County Health Facilities Authority Revenue Bonds 275 5.000 11/01/52 286
Palm Beach County Health Facilities Authority Revenue Bonds 300 4.250 06/01/56 254
Palm Coast Park Community Development District Special Assessment 730 3.125 05/01/41 583
Palm Coast Park Community Development District Special Assessment 2,400 4.000 05/01/52 2,104
Palm Glades Community Development District Special Assessment 350 3.750 05/01/31 352
Palm Glades Community Development District Special Assessment 185 4.000 11/01/38 186
Palm Glades Community Development District Special Assessment 120 5.000 05/01/39 122
Palm Glades Community Development District Special Assessment 250 4.200 11/01/48 250
Parkland Preserve Community Development District Special Assessment 40 5.500 11/01/32 41
Parkland Preserve Community Development District Special Assessment 490 5.250 05/01/39 502
Parkland Preserve Community Development District Special Assessment 340 5.375 05/01/50 346
Parkway Center Community Development District Special Assessment Revenue Bonds 130 4.375 05/01/31 131
Parkway Center Community Development District Special Assessment Revenue Bonds 175 4.700 05/01/49 177
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 195 4.375 05/01/36 197
Pine Isle Community Development District Special Assessment (Þ) 1,000 4.000 12/15/51 878
Pinellas County Industrial Development Authority Revenue Bonds 100 5.000 07/01/39 103
Portico Community Development District Special Assessment 25 3.625 05/01/40 22
Preserve at South Branch Community Development District Special Assessment Bonds 535 5.250 11/01/38 547
Preserve at South Branch Community Development District Special Assessment Bonds 100 4.000 11/01/39 94
Randal Park Community Development District Special Assessment Revenue Bonds (Þ) 540 5.050 05/01/39 549
Randal Park Community Development District Special Assessment Revenue Bonds (Þ) 895 5.200 05/01/49 905
Reunion East Community Development District Special Assessment 755 5.000 05/01/33 779
Reunion East Community Development District Special Assessment 2,000 3.150 05/01/41 1,642
Reunion West Community Development District Special Assessment 30 4.500 05/01/39 30
Reunion West Community Development District Special Assessment 85 4.625 05/01/50 83
Rhodine Road North Community Development District Special Assessment 65 4.000 05/01/52 57
River Glen Community Development District Special Assessment 600 4.000 05/01/51 528

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
254 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Rivington Community Development District Special Assessment 300 4.000 05/01/52 262
Rolling Hills Community Development District Special Assessment 950 4.000 05/01/52 829
Rolling Oaks Community Development District Special Assessment (Þ) 100 5.375 11/01/38 103
Rolling Oaks Community Development District Special Assessment (Þ) 200 5.500 11/01/49 205
Rustic Oaks Community Development District Special Assessment 1,000 3.450 05/01/42 832
Rustic Oaks Community Development District Special Assessment 1,000 4.000 05/01/52 851
Saddle Creek Preserve of Polk County Community Development District Special
Assessment 1,000 3.350 12/15/41 833
Sandmine Road Community Development District Special Assessment (Þ) 15 2.625 05/01/25 14
Sandmine Road Community Development District Special Assessment (Þ) 25 3.125 05/01/30 23
Sandmine Road Community Development District Special Assessment (Þ) 60 3.625 05/01/40 53
Sandmine Road Community Development District Special Assessment (Þ) 50 3.750 05/01/50 42
Sandmine Road Community Development District Special Assessment 50 4.000 11/01/51 44
Sarasota County Public Hospital District Revenue Bonds 400 4.000 07/01/48 394
Sarasota National Community Development District Special Assessment 100 3.875 05/01/31 90
Sarasota National Community Development District Special Assessment 100 4.125 05/01/31 95
Sarasota National Community Development District Special Assessment 285 3.900 05/01/41 248
Sarasota National Community Development District Special Assessment 200 4.125 05/01/41 187
Sawyers Landing Community Development District Special Assessment 175 4.125 05/01/41 165
Sawyers Landing Community Development District Special Assessment 160 4.250 05/01/53 147
Scenic Terrace South Community Development District Special Assessment 125 4.500 05/01/42 122
Scenic Terrace South Community Development District Special Assessment 230 4.625 05/01/53 222
Seminole County Industrial Development Authority Revenue Bonds (Þ) 135 4.000 06/15/51 112
Seminole County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 06/15/56 81
Seminole Improvement District Revenue Bonds 100 5.300 10/01/37 103
Shell Point Community Development District Special Assessment (Þ) 100 5.250 11/01/39 102
Shell Point Community Development District Special Assessment (Þ) 175 5.375 11/01/49 178
Sherwood Manor Community Development District Special Assessment (Þ) 200 5.250 11/01/49 204
Shingle Creek at Bronson Community Development District Special Assessment 475 3.100 06/15/31 426
Siena North Community Development District Special Assessment 50 4.000 06/15/52 44
Silver Palms West Community Development District Revenue Bonds 270 4.000 06/15/52 237
Six Mile Creek Community Development District Special Assessment 310 3.100 05/01/31 273
Six Mile Creek Community Development District Special Assessment 20 4.125 11/01/40 19
Six Mile Creek Community Development District Special Assessment 750 3.400 05/01/41 617
Six Mile Creek Community Development District Special Assessment 75 3.500 05/01/41 63
Six Mile Creek Community Development District Special Assessment 50 4.250 11/01/50 46
Six Mile Creek Community Development District Special Assessment 75 4.000 05/01/51 66
Somerset Community Development District Special Assessment 1,000 4.200 05/01/37 973
South Fork III Community Development District Special Assessment 200 5.000 05/01/38 203
South Kendall Community Development District Special Assessment 100 4.125 11/01/40 99
Southern Groves Community Development District No. 5 Special Assessment 150 3.125 05/01/41 119
Southern Groves Community Development District No. 5 Special Assessment 600 4.000 05/01/43 548
Southern Groves Community Development District No. 5 Special Assessment 940 4.000 05/01/48 836
Southshore Bay Community Development District Special Assessment (Þ) 715 3.000 05/01/33 612
St. Johns County Industrial Development Authority Revenue Bonds 550 4.000 12/15/41 458
St. Johns County Industrial Development Authority Revenue Bonds 25 4.000 12/15/46 20
St. Johns County Industrial Development Authority Revenue Bonds 50 4.000 12/15/50 39
St. Johns County Industrial Development Authority Revenue Bonds 375 4.000 08/01/55 378
State of Florida Department of Transportation Turnpike System Revenue Bonds 1,000 3.000 07/01/51 829
Stellar North Community Development District Special Assessment 890 3.200 05/01/41 714
Stonewater Community Development District Special Assessment (Þ) 100 4.000 11/01/51 88

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 255
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Stoneybrook South at Championsgate Community Development District Special
Assessment 200 4.500 06/15/39 200
Stoneybrook South at Championsgate Community Development District Special
Assessment 150 4.625 06/15/49 147
Stoneybrook South at Championsgate Community Development District Special
Assessment (Þ) 1,000 3.750 12/15/50 839
Storey Creek Community Development District Special Assessment 50 5.200 06/15/42 52
Storey Creek Community Development District Special Assessment 75 5.375 06/15/52 78
Storey Park Community Development District Special Assessment (Þ) 650 3.300 06/15/41 538
Storey Park Community Development District Special Assessment (Þ) 50 4.000 06/15/51 44
Summer Woods Community Development District Special Assessment 25 3.400 05/01/41 21
Summer Woods Community Development District Special Assessment 25 4.000 05/01/51 22
Summer Woods Community Development District Special Assessment 75 4.000 05/01/52 65
Talis Park Community Development District Special Assessment 120 4.000 05/01/33 117
Tamarindo Community Development District Special Assessment 50 3.375 05/01/41 42
Tapestry Community Development District Special Assessment 100 5.000 05/01/46 101
Tern Bay Community Development District Special Assessment 350 4.000 06/15/42 322
Tern Bay Community Development District Special Assessment 500 4.000 06/15/52 437
Timber Creek Community Development District Special Assessment (Þ) 1,000 5.000 11/01/48 1,013
Timber Creek Southwest Community Development District Special Assessment 250 3.300 12/15/41 207
Timber Creek Southwest Community Development District Special Assessment 1,375 4.000 12/15/51 1,210
Tohoqua Community Development District Special Assessment 100 3.600 05/01/41 86
Tolomato Community Development District Special Assessment (µ) 200 3.750 05/01/40 196
Tolomato Community Development District Special Assessment (Þ) 100 5.625 05/01/40 103
Toscana Isles Community Development District Special Assessment Revenue Bonds 215 5.375 11/01/39 223
Toscana Isles Community Development District Special Assessment Revenue Bonds 245 5.500 11/01/49 253
Touchstone Community Development District Special Assessment (Þ) 100 4.625 06/15/38 101
Touchstone Community Development District Special Assessment (Þ) 100 4.750 06/15/48 100
Town of Davie Educational Facilities Revenue Bonds 730 5.000 04/01/48 779
Towne Park Community Development District Special Assessment 60 4.625 05/01/50 59
Tradition Community Development District No. 9 Special Assessment 100 3.000 05/01/41 79
Tradition Community Development District No. 9 Special Assessment 100 4.000 05/01/52 87
Triple Creek Community Development District Special Assessment 35 5.250 11/01/27 36
Triple Creek Community Development District Special Assessment 80 6.125 11/01/46 84
Triple Creek Community Development District Special Assessment (Þ) 265 5.375 11/01/48 270
TSR Community Development District Special Assessment 200 5.000 11/01/39 203
TSR Community Development District Special Assessment 100 4.000 11/01/40 93
TSR Community Development District Special Assessment 200 4.750 11/01/47 200
TSR Community Development District Special Assessment 485 5.125 11/01/49 491
Tuckers Pointe Community Development District Special Assessment 300 3.625 05/01/32 272
Tuckers Pointe Community Development District Special Assessment 100 4.000 05/01/52 88
Two Creeks Community Development District Special Assessment 100 3.500 05/01/32 100
Two Creeks Community Development District Special Assessment 100 3.625 05/01/37 98
Two Lakes Community Development District Special Assessment (Þ) 290 4.000 12/15/28 292
Two Lakes Community Development District Special Assessment 150 3.750 12/15/39 135
Two Lakes Community Development District Special Assessment (Þ) 200 5.000 12/15/47 204
Two Lakes Community Development District Special Assessment 200 4.000 12/15/49 177
Two Rivers North Community Development District Special Assessment 100 3.000 01/15/23 99
Two Rivers North Community Development District Special Assessment 150 5.250 05/01/52 151
Union Park East Community Development District Special Assessment (Þ) 500 5.500 11/01/47 513
V-Dana Community Development District Special Assessment 500 3.125 05/01/31 447
V-Dana Community Development District Special Assessment (Þ) 100 4.000 05/01/51 88

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
256 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Ventana Community Development District Special Assessment (Þ) 500 5.000 05/01/38 509
Ventana Community Development District Special Assessment (Þ) 500 5.125 05/01/49 507
Veranda Community Development District II Special Assessment 85 5.875 11/01/32 86
Veranda Community Development District II Special Assessment 235 5.000 11/01/39 239
Veranda Community Development District II Special Assessment (Þ) 65 3.600 05/01/41 55
Veranda Community Development District II Special Assessment 315 5.125 11/01/49 321
Veranda Community Development District II Special Assessment (Þ) 60 4.000 05/01/51 52
Verandah East Community Development District Special Assessment 200 4.000 05/01/31 196
Verano No. 1 Community Development District Special Assessment 120 4.750 11/01/25 122
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/31 100
Verano No. 1 Community Development District Special Assessment 250 5.125 11/01/35 256
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/37 100
Verano No. 1 Community Development District Special Assessment 245 5.250 11/01/46 249
Verano No. 2 Community Development District Special Assessment 60 4.000 05/01/50 53
Viera East Community Development District Special Assessment (µ) 90 2.600 05/01/34 77
Viera East Community Development District Special Assessment (µ) 50 2.750 05/01/38 41
Viera Stewardship District Special Assessment 125 3.125 05/01/41 101
Viera Stewardship District Special Assessment 125 4.000 05/01/53 109
Village Community Development District No. 12 Special Assessment (Þ) 655 4.375 05/01/50 663
Village Community Development District No. 13 Special Assessment (Þ) 265 3.250 05/01/40 225
Village Community Development District No. 13 Special Assessment (Þ) 585 3.500 05/01/51 474
Village Community Development District No. 13 Special Assessment 325 3.250 05/01/52 248
Village Community Development District No. 14 Special Assessment 1,000 5.500 05/01/53 1,034
Villages of Glen Creek Community Development District Special Assessment 75 4.000 05/01/52 66
Villages of Glen Creek Community Development District Special Assessment 100 5.250 05/01/53 102
Villamar Community Development District Special Assessment 910 4.625 05/01/39 916
Villamar Community Development District Special Assessment 625 4.000 11/01/51 547
Villamar Community Development District Special Assessment 500 4.125 05/01/52 447
Vizcaya in Kendall Community Development District Special Assessment 100 4.125 11/01/46 95
Volusia County Educational Facility Authority Revenue Bonds 240 5.000 06/01/45 247
Waterford Landing Community Development District Special Assessment 145 5.500 05/01/34 147
Waterford Landing Community Development District Special Assessment 150 5.750 05/01/44 152
Watergrass Community Development District II Special Assessment 260 5.250 05/01/49 264
Waterset Central Community Development District Special Assessment (Þ) 150 5.125 11/01/38 153
Waterset Central Community Development District Special Assessment (Þ) 150 5.250 11/01/49 152
Wesbridge Community Development District Special Assessment 75 4.250 11/01/49 69
West Port Community Development District Special Assessment 90 3.400 05/01/41 75
West Port Community Development District Special Assessment (Þ) 1,700 4.000 05/01/51 1,495
West Port Community Development District Special Assessment 80 4.000 05/01/51 70
West Port Community Development District Special Assessment (Þ) 50 5.250 05/01/52 50
West Villages Improvement District Special Assessment 135 4.750 05/01/39 137
West Villages Improvement District Special Assessment 1,935 3.500 05/01/41 1,657
West Villages Improvement District Special Assessment 210 5.000 05/01/50 212
Westside Community Development District Special Assessment (Þ) 100 4.100 05/01/37 96
Westside Community Development District Special Assessment (Þ) 100 4.125 05/01/38 96
Westside Community Development District Special Assessment 815 4.000 05/01/50 720
Westside Haines City Community Development District Special Assessment 100 4.000 05/01/52 88
Wildblue Community Development District Special Assessment (Þ) 125 4.250 06/15/39 122
Wildblue Community Development District Special Assessment (Þ) 250 4.375 06/15/49 241
Wind Meadows South Community Development District Special Assessment 935 4.000 05/01/52 815
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/45 101

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 257
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/49 99
Windward at Lakewood Ranch Community Development District Special Assessment 100 4.250 05/01/52 90
Windward Community Development District Special Assessment 100 4.400 11/01/35 96
Zephyr Lakes Community Development District Special Assessment 50 3.375 05/01/41 41
Zephyr Lakes Community Development District Special Assessment 50 4.000 05/01/51 44
174,329
Georgia - 1.6%
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 1,665 3.875 07/01/51 1,537
Cobb County Development Authority Revenue Bonds 1,500 5.000 07/15/38 1,527
Coweta County Residential Care Facilities for the Elderly Authority Revenue Bonds 970 4.000 03/01/36 893
Development Authority of Burke County Revenue Bonds 125 2.200 10/01/32 119
Fulton County Development Authority Revenue Bonds 4,750 4.000 04/01/50 4,708
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds 100 5.125 03/01/52 74
George L Smith II Congress Center Authority Revenue Bonds (Þ) 60 3.625 01/01/31 55
George L Smith II Congress Center Authority Revenue Bonds (Þ) 60 5.000 01/01/36 60
George L Smith II Congress Center Authority Revenue Bonds 3,270 4.000 01/01/54 2,946
George L Smith II Congress Center Authority Revenue Bonds (Þ) 2,120 5.000 01/01/54 1,939
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds 1,000 4.000 08/01/38 977
Lawson Dunes Community Development District Special Assessment 50 5.000 05/01/42 50
Lawson Dunes Community Development District Special Assessment 100 5.125 05/01/52 100
Main Street Natural Gas, Inc. Revenue Bonds 350 5.000 05/15/43 368
Main Street Natural Gas, Inc. Revenue Bonds 1,450 5.000 05/15/49 1,596
Municipal Electric Authority of Georgia Revenue Bonds (µ) 4,720 4.000 01/01/49 4,554
Municipal Electric Authority of Georgia Revenue Bonds 1,000 5.000 01/01/49 1,050
Municipal Electric Authority of Georgia Revenue Bonds 2,000 5.000 01/01/56 2,109
Private Colleges & Universities Authority Revenue Bonds 1,000 5.000 10/01/40 1,043
Rockdale County Development Authority Revenue Bonds (Þ) 225 4.000 01/01/38 219
Sunbridge Stewardship District Special Assessment 175 5.500 05/01/52 182
26,106
Guam - 0.9%
American Samoa Economic Development Authority Revenue Bonds (Þ) 120 3.720 09/01/27 114
Antonio B Won Pat International Airport Authority Revenue Bonds 100 3.839 10/01/36 90
Antonio B Won Pat International Airport Authority Revenue Bonds 125 4.460 10/01/43 110
Guam Business Privilege Tax Revenue Bonds 2,825 4.000 01/01/36 2,739
Guam Business Privilege Tax Revenue Bonds 2,670 4.000 01/01/42 2,492
Guam Department of Education Certificate of Participation 750 4.250 02/01/30 756
Guam Department of Education Certificate of Participation 385 5.000 02/01/40 393
Guam Government Waterworks Authority Revenue Bonds 50 5.000 07/01/33 54
Guam Government Waterworks Authority Revenue Bonds 4,090 5.000 07/01/35 4,215
Guam Government Waterworks Authority Revenue Bonds 80 5.000 07/01/36 85
Guam Government Waterworks Authority Revenue Bonds 60 5.000 07/01/37 64
Guam Government Waterworks Authority Revenue Bonds 1,120 5.500 07/01/43 1,158
Guam Government Waterworks Authority Revenue Bonds 1,215 5.000 01/01/46 1,272
Guam Government Waterworks Authority Revenue Bonds 935 5.000 01/01/50 996
Port Authority of Guam Revenue Bonds 200 5.000 07/01/37 215
Territory of Guam Revenue Bonds 500 5.000 12/01/31 539
Territory of Guam Revenue Bonds 100 5.000 11/01/35 108
Territory of Guam Revenue Bonds 100 5.000 11/01/40 106
Territory of Guam Revenue Bonds 200 5.000 12/01/46 210
15,716
Hawaii - 0.3%

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
258 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kauai County Community Facilities District Special Tax 1,250 5.000 05/15/51 1,290
State of Hawaii Airports System Revenue Bonds 850 5.000 07/01/47 930
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 2,210 5.000 01/01/30 2,226
State of Hawaii Department of Budget & Finance Revenue Bonds 625 3.200 07/01/39 544
4,990
Idaho - 0.1%
County of Nez Perce Pollution Control Revenue Bonds 825 2.750 10/01/24 825
Idaho Health Facilities Authority Revenue Bonds 400 5.000 09/01/37 418
1,243
Illinois - 8.8%
Bridgeview Finance Corp. Sales Tax Revenue Bonds 2,100 5.000 12/01/37 1,802
Chicago Board of Education General Obligation Unlimited 225 5.000 12/01/25 237
Chicago Board of Education General Obligation Unlimited (µ) 75 3.634 12/01/27 64
Chicago Board of Education General Obligation Unlimited (µ) 500 5.000 12/01/28 558
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/29 1,101
Chicago Board of Education General Obligation Unlimited (µ) 345 5.078 12/01/29 269
Chicago Board of Education General Obligation Unlimited 225 6.038 12/01/29 229
Chicago Board of Education General Obligation Unlimited (µ) 1,025 Zero coupon 12/01/30 764
Chicago Board of Education General Obligation Unlimited (µ) 120 3.929 12/01/30 89
Chicago Board of Education General Obligation Unlimited (µ) 765 4.044 12/01/31 544
Chicago Board of Education General Obligation Unlimited (µ) 1,825 5.000 12/01/31 1,971
Chicago Board of Education General Obligation Unlimited (µ) 250 5.000 12/01/32 271
Chicago Board of Education General Obligation Unlimited 170 5.125 12/01/32 173
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/33 1,082
Chicago Board of Education General Obligation Unlimited 2,200 5.000 12/01/34 2,338
Chicago Board of Education General Obligation Unlimited 265 5.250 12/01/35 270
Chicago Board of Education General Obligation Unlimited 2,000 4.000 12/01/37 1,962
Chicago Board of Education General Obligation Unlimited 75 5.250 12/01/39 77
Chicago Board of Education General Obligation Unlimited 1,975 4.000 12/01/40 1,909
Chicago Board of Education General Obligation Unlimited 5,440 4.000 12/01/41 5,236
Chicago Board of Education General Obligation Unlimited (Þ) 2,000 7.000 12/01/42 2,294
Chicago Board of Education General Obligation Unlimited 585 4.000 12/01/43 556
Chicago Board of Education General Obligation Unlimited 2,325 7.000 12/01/44 2,557
Chicago Board of Education General Obligation Unlimited 200 5.000 12/01/46 208
Chicago Board of Education General Obligation Unlimited 1,460 6.500 12/01/46 1,605
Chicago Board of Education General Obligation Unlimited (Þ) 1,500 7.000 12/01/46 1,710
Chicago Board of Education Revenue Bonds 500 5.750 04/01/35 544
Chicago Board of Education Revenue Bonds 100 5.000 04/01/42 104
Chicago Board of Education Revenue Bonds 100 5.000 04/01/46 103
Chicago Board of Education Revenue Bonds 3,445 6.000 04/01/46 3,729
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 01/01/46 1,026
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 07/01/48 1,034
Chicago Sales Tax Securitization Corp. Revenue Bonds 100 5.000 01/01/36 112
Chicago Sales Tax Securitization Corp. Revenue Bonds 25 4.000 01/01/39 25
Chicago Transit Authority Revenue Bonds 3,500 5.000 12/01/46 3,682
Chicago Wastewater Transmission Revenue Bonds (µ) 75 5.250 01/01/42 82
Chicago Wastewater Transmission Revenue Bonds (µ) 210 4.000 01/01/52 212
City of Belleville Sales Tax Revenue Tax Allocation 50 3.750 07/01/41 43
City of Chicago General Obligation Unlimited 250 5.000 01/01/25 262
City of Chicago General Obligation Unlimited 205 5.000 01/01/27 221
City of Chicago General Obligation Unlimited 425 5.000 01/01/28 461
City of Chicago General Obligation Unlimited 500 5.250 01/01/28 525

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 259
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Chicago General Obligation Unlimited 360 5.000 01/01/29 392
City of Chicago General Obligation Unlimited 410 4.605 01/01/30 306
City of Chicago General Obligation Unlimited 390 5.000 01/01/30 424
City of Chicago General Obligation Unlimited (µ) 375 4.556 01/01/31 273
City of Chicago General Obligation Unlimited 650 5.000 01/01/31 698
City of Chicago General Obligation Unlimited 250 5.500 01/01/31 262
City of Chicago General Obligation Unlimited 340 5.000 01/01/32 363
City of Chicago General Obligation Unlimited (ae) 900 5.000 01/01/34 967
City of Chicago General Obligation Unlimited 1,000 5.000 01/01/35 1,019
City of Chicago General Obligation Unlimited 165 5.500 01/01/37 172
City of Chicago General Obligation Unlimited 2,000 5.000 01/01/38 2,071
City of Chicago General Obligation Unlimited 6,875 6.000 01/01/38 7,480
City of Chicago General Obligation Unlimited 2,465 5.500 01/01/42 2,559
City of Chicago General Obligation Unlimited 2,250 5.500 01/01/49 2,408
City of Chicago Waterworks Revenue Bonds 230 5.000 11/01/29 246
Cook County Community College District No. 508 General Obligation Unlimited 1,000 5.500 12/01/38 1,022
Illinois Finance Authority Revenue Bonds 500 2.250 07/01/33 419
Illinois Finance Authority Revenue Bonds 1,390 5.000 05/15/36 1,405
Illinois Finance Authority Revenue Bonds 1,000 5.000 09/01/36 1,045
Illinois Finance Authority Revenue Bonds 1,865 5.000 05/15/37 1,935
Illinois Finance Authority Revenue Bonds 630 5.000 12/01/37 661
Illinois Finance Authority Revenue Bonds 2,300 4.000 10/01/40 2,245
Illinois Finance Authority Revenue Bonds 1,000 4.000 05/15/41 898
Illinois Finance Authority Revenue Bonds (Þ) 3,250 4.000 10/01/42 2,891
Illinois Finance Authority Revenue Bonds 1,000 4.000 08/01/46 908
Illinois Finance Authority Revenue Bonds 1,000 5.000 08/01/46 1,035
Illinois Finance Authority Revenue Bonds 100 5.000 09/01/46 103
Illinois Finance Authority Revenue Bonds 1,000 5.000 02/15/47 989
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/47 101
Illinois Finance Authority Revenue Bonds 100 5.000 05/15/47 102
Illinois Finance Authority Revenue Bonds 250 5.500 10/01/47 257
Illinois Finance Authority Revenue Bonds 1,500 5.000 12/01/47 1,545
Illinois Finance Authority Revenue Bonds (Þ) 705 6.125 04/01/49 730
Illinois Finance Authority Revenue Bonds (~)(Ê) 2,600 0.060 08/15/49 2,600
Illinois Finance Authority Revenue Bonds 50 4.000 10/01/50 47
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/51 47
Illinois Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/51 213
Illinois Finance Authority Revenue Bonds 50 4.000 11/01/51 45
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/52 100
Illinois Finance Authority Revenue Bonds 200 5.250 10/01/52 200
Illinois Finance Authority Revenue Bonds (Æ)(Ø)(Š) 47 5.000 12/01/53 —
Illinois Finance Authority Revenue Bonds 1,000 4.000 10/01/55 904
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/56 47
Illinois Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/56 210
Illinois Finance Authority Revenue Bonds 50 4.000 11/01/56 44
Illinois Finance Authority Revenue Bonds 500 5.500 06/01/57 503
Illinois Finance Authority Revenue Bonds (Þ) 2,000 6.125 04/01/58 2,062
Illinois Sports Facilities Authority (The) Revenue Bonds 480 5.000 06/15/32 505
Illinois State University Revenue Bonds (µ) 250 5.000 04/01/36 280
Illinois State University Revenue Bonds (µ) 225 5.000 04/01/37 251
Illinois State University Revenue Bonds (µ) 200 5.000 04/01/38 223

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
260 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois State University Revenue Bonds (µ) 275 5.000 04/01/39 306
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 1,220 1.798 06/15/28 1,011
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 10 2.968 06/15/30 8
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 305 4.341 06/15/30 232
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 1,385 2.198 12/15/32 937
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500 Zero coupon 12/15/35 839
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 500 4.000 12/15/42 498
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 5,200 Zero coupon 06/15/44 2,004
Metropolitan Pier & Exposition Authority Revenue Bonds 4,500 4.000 06/15/50 4,242
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500 5.000 06/15/50 1,557
Metropolitan Pier & Exposition Authority Revenue Bonds 10,000 6.070 12/15/51 2,382
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500 4.000 06/15/52 1,408
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 1,600 4.752 12/15/56 337
Metropolitan Pier & Exposition Authority Revenue Bonds 6,800 5.068 12/15/56 1,251
Metropolitan Pier & Exposition Authority Revenue Bonds 970 5.000 06/15/57 1,001
Sangamon County Water Reclamation District General Obligation Unlimited (µ) 1,750 4.000 01/01/49 1,777
Sangamon County Water Reclamation District General Obligation Unlimited 1,000 5.750 01/01/53 1,084
State of Illinois General Obligation Unlimited 1,625 5.000 11/01/25 1,751
State of Illinois General Obligation Unlimited 1,270 5.000 02/01/27 1,390
State of Illinois General Obligation Unlimited 400 5.000 05/01/28 415
State of Illinois General Obligation Unlimited 700 5.000 10/01/28 775
State of Illinois General Obligation Unlimited 5,775 5.000 11/01/28 6,319
State of Illinois General Obligation Unlimited 1,000 5.000 05/01/29 1,035
State of Illinois General Obligation Unlimited 3,830 5.000 11/01/29 4,163
State of Illinois General Obligation Unlimited (µ) 265 4.000 02/01/31 272
State of Illinois General Obligation Unlimited 2,750 5.000 05/01/32 2,970
State of Illinois General Obligation Unlimited 1,280 5.100 06/01/33 1,305
State of Illinois General Obligation Unlimited 1,000 5.000 10/01/33 1,076
State of Illinois General Obligation Unlimited 500 5.000 12/01/35 532
State of Illinois General Obligation Unlimited 1,000 5.000 05/01/39 1,020
State of Illinois General Obligation Unlimited 100 5.500 05/01/39 112
State of Illinois General Obligation Unlimited 2,600 5.000 12/01/39 2,741
State of Illinois General Obligation Unlimited 1,000 4.000 10/01/40 963
State of Illinois General Obligation Unlimited 2,500 4.000 11/01/41 2,395
State of Illinois General Obligation Unlimited 1,000 3.000 12/01/41 820
State of Illinois General Obligation Unlimited 1,910 4.500 12/01/41 1,933
State of Illinois General Obligation Unlimited 240 5.000 05/01/42 253
State of Illinois General Obligation Unlimited 250 5.000 12/01/42 262
State of Illinois General Obligation Unlimited 240 5.000 05/01/43 252
State of Illinois General Obligation Unlimited 1,250 5.750 05/01/45 1,402
State of Illinois General Obligation Unlimited 300 4.250 10/01/45 295
State of Illinois General Obligation Unlimited 500 5.000 03/01/46 533
Town of Cortland Special Service Areas No. 9 & 10 Special Tax 100 5.800 03/01/37 90
University of Illinois Revenue Bonds (µ) 1,500 3.000 04/01/39 1,316
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 100 5.000 01/01/55 91
Village of Morton Grove Tax Increment Revenue Tax Allocation 1,000 5.000 01/01/39 957
146,565
Indiana - 0.4%
City of Goshen Revenue Bonds (Þ) 1,000 5.000 08/01/41 813
Indiana Finance Authority Revenue Bonds 750 4.125 12/01/26 746
Indiana Finance Authority Revenue Bonds 475 3.000 11/01/30 449

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 261
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Indiana Finance Authority Revenue Bonds 500 4.250 11/01/30 513
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/44 95
Indiana Finance Authority Revenue Bonds 2,000 5.000 10/01/44 2,077
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/49 93
Indiana Finance Authority Revenue Bonds 50 5.000 07/01/55 50
Indiana Municipal Power Agency Revenue Bonds 275 5.000 01/01/42 296
Town of Upland Revenue Bonds 1,695 4.000 09/01/41 1,702
Town of Upland Revenue Bonds 200 2.500 09/01/50 135
6,969
Iowa - 0.8%
City of Coralville General Obligation Unlimited 1,720 5.000 05/01/42 1,733
Iowa Finance Authority Revenue Bonds 1,500 5.000 12/01/50 1,571
Iowa Higher Education Loan Authority Revenue Bonds 1,500 5.000 10/01/47 1,574
Iowa Higher Education Loan Authority Revenue Bonds 2,500 4.000 10/01/50 2,350
Iowa Higher Education Loan Authority Revenue Bonds 100 5.375 10/01/52 107
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 3,000 4.000 06/01/49 2,911
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 2,285 Zero coupon 06/01/65 303
State of Iowa Board of Regents Revenue Bonds 750 3.000 09/01/61 579
Xenia Rural Water District Revenue Bonds 1,250 5.000 12/01/36 1,416
12,544
Kansas - 0.1%
City of Manhattan Revenue Bonds 75 4.000 06/01/46 65
City of Manhattan Revenue Bonds 150 4.000 06/01/52 126
City of Prairie Village Tax Allocation 45 2.875 04/01/30 39
City of Prairie Village Tax Allocation 60 3.125 04/01/36 49
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/28 76
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/29 76
City of Wichita Health Care Facilities Revenue Bonds 150 5.000 05/15/34 148
City of Wichita Health Care Facilities Revenue Bonds 60 5.000 05/15/50 56
Wyandotte County City Unified Government Revenue Bonds 405 4.500 06/01/40 389
1,024
Kentucky - 0.5%
City of Henderson Revenue Bonds (Þ) 3,000 3.700 01/01/32 3,008
City of Henderson Revenue Bonds (Þ) 350 4.450 01/01/42 353
City of Henderson Revenue Bonds (Þ) 850 4.700 01/01/52 857
County of Carroll Environmental Facilities Authority Revenue Bonds 425 2.000 02/01/32 375
County of Carroll Environmental Facilities Authority Revenue Bonds 325 2.125 10/01/34 276
Kentucky Bond Development Corp. Revenue Bonds 50 4.000 06/01/46 48
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 150 4.000 06/01/37 152
Kentucky Economic Development Finance Authority Revenue Bonds 1,500 5.000 06/01/41 1,550
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 12/01/41 102
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 06/01/45 99
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 1,000 4.000 12/01/49 1,028
Kentucky State University Certificate of Participation (µ) 500 4.000 11/01/51 512
8,360
Louisiana - 1.8%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 125 5.000 12/01/34 134
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 125 5.000 12/01/39 131
City of New Orleans Sewerage Service Revenue Bonds 75 4.000 06/01/50 76
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 12,220 0.180 08/01/35 12,220
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 2,550 0.180 12/01/40 2,550
Juban Trails Community Development District Special Assessment (Þ) 100 4.250 06/01/51 86

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
262 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lake Charles Harbor & Terminal District Revenue Bonds (~)(ae)(Ê) 1,200 1.000 12/01/51 1,141
Lakeshore Villages Master Community Development District Special Assessment (Þ) 100 4.125 06/01/39 95
Lakeshore Villages Master Community Development District Special Assessment 100 3.200 06/01/41 84
Lakeshore Villages Master Community Development District Special Assessment 735 5.375 06/01/42 767
Lakeshore Villages Master Community Development District Special Assessment (Þ) 200 4.375 06/01/48 187
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 80 5.000 10/01/39 88
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 150 4.000 10/01/41 153
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (Þ) 250 5.625 06/15/51 222
Louisiana Public Facilities Authority Revenue Bonds (~)(Ê) 1,175 1.300 04/02/23 1,175
Louisiana Public Facilities Authority Revenue Bonds 635 4.000 05/15/42 636
Louisiana Public Facilities Authority Revenue Bonds 750 5.000 05/15/46 784
Louisiana Public Facilities Authority Revenue Bonds (µ) 385 3.000 06/01/50 301
Louisiana Public Facilities Authority Revenue Bonds 75 4.000 06/01/50 74
Louisiana Public Facilities Authority Revenue Bonds (Þ) 265 4.000 06/01/51 220
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/52 102
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.375 06/01/52 102
Louisiana Public Facilities Authority Revenue Bonds (Þ) 230 4.000 06/01/56 187
Louisiana Public Facilities Authority Revenue Bonds 275 5.000 07/01/59 289
Louisiana Public Facilities Authority Revenue Bonds (Þ) 150 6.375 06/01/62 152
Louisiana Public Facilities Authority Revenue Bonds (Þ) 150 6.500 06/01/62 153
New Orleans Aviation Board Revenue Bonds 1,000 5.000 01/01/40 1,030
New Orleans Aviation Board Revenue Bonds 2,000 5.000 01/01/45 2,052
New Orleans Aviation Board Revenue Bonds 150 5.000 01/01/48 156
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 100 6.100 06/01/38 113
Parish of St. James Revenue Bonds (Þ) 125 6.350 07/01/40 141
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 5.850 08/01/41 1,053
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 20 2.000 06/01/37 20
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,050 2.200 06/01/37 999
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,050 2.375 06/01/37 1,006
Port New Orleans Board of Commissioners Revenue Bonds (µ) 1,000 5.000 04/01/48 1,093
29,772
Maine - 0.3%
City of Portland General Airport Revenue Bonds 1,065 5.000 01/01/37 1,117
City of Portland General Airport Revenue Bonds 1,295 5.000 01/01/38 1,355
Finance Authority of Maine Revenue Bonds (Þ) 125 8.000 12/01/51 103
Maine Health & Higher Educational Facilities Authority Revenue Bonds 2,000 5.000 07/01/33 2,061
Maine Health & Higher Educational Facilities Authority Revenue Bonds 500 5.000 07/01/43 529
Maine Health & Higher Educational Facilities Authority Revenue Bonds 115 4.000 07/01/45 115
Maine Health & Higher Educational Facilities Authority Revenue Bonds 140 4.000 07/01/50 139
5,419
Maryland - 1.4%
Baltimore Research Park Project Revenue Bonds 360 4.000 01/01/45 366
Baltimore Research Park Project Revenue Bonds 440 4.000 01/01/50 445
Baltimore Research Park Project Tax Allocation (Þ) 100 3.500 06/01/39 88
Baltimore Research Park Project Tax Allocation (Þ) 100 3.625 06/01/46 86
City of Baltimore Revenue Bonds 100 5.000 09/01/28 102
City of Baltimore Revenue Bonds 150 5.000 09/01/38 154
City of Baltimore Revenue Bonds 55 5.000 09/01/39 54
City of Baltimore Revenue Bonds 365 5.000 09/01/46 349
City of Brunswick Special Tax 100 5.000 07/01/36 104

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 263
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Gaithersburg Revenue Bonds 175 5.000 01/01/37 185
City of Gaithersburg Revenue Bonds 300 5.125 01/01/42 315
County of Frederick Educational Facilities Revenue Bonds (Þ) 1,705 5.000 09/01/45 1,719
County of Frederick Special Tax (Þ) 235 4.000 07/01/50 219
County of Prince George's Special Obligation Tax Allocation (Þ) 115 5.250 07/01/48 117
Maryland Economic Development Corp. Revenue Bonds 1,400 3.997 04/01/34 1,226
Maryland Economic Development Corp. Revenue Bonds 1,100 4.000 07/01/39 1,070
Maryland Economic Development Corp. Revenue Bonds 75 4.000 07/01/40 69
Maryland Economic Development Corp. Revenue Bonds 200 5.000 06/01/49 212
Maryland Economic Development Corp. Revenue Bonds 100 4.250 07/01/50 92
Maryland Economic Development Corp. Revenue Bonds 75 5.000 07/01/50 78
Maryland Economic Development Corp. Revenue Bonds 7,500 5.250 06/30/52 8,172
Maryland Economic Development Corp. Revenue Bonds 150 5.000 07/01/56 153
Maryland Economic Development Corp. Revenue Bonds 125 5.000 06/01/58 125
Maryland Economic Development Corp. Tax Allocation 350 4.000 09/01/40 326
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 50 3.000 10/01/34 46
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (~)(Ê) 1,600 1.270 04/01/35 1,600
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 600 5.250 01/01/37 624
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 25 4.000 10/01/40 25
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,250 5.000 07/01/43 1,336
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/45 1,018
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,500 4.000 01/01/51 1,435
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Þ) 100 5.500 05/01/52 101
Maryland Stadium Authority Revenue Bonds 1,200 Zero coupon 05/01/53 303
Maryland Stadium Authority Revenue Bonds 1,000 Zero coupon 05/01/54 240
Maryland Stadium Authority Revenue Bonds 750 Zero coupon 05/01/55 170
22,724
Massachusetts - 0.7%
Commonwealth of Massachusetts General Obligation Limited 1,500 4.000 05/01/39 1,552
Commonwealth of Massachusetts General Obligation Unlimited (USD 3 Month LIBOR
+ 0.570%)(µ)(Ê) 285 1.030 05/01/37 270
Massachusetts Development Finance Agency Revenue Bonds 1,415 5.000 09/01/35 1,466
Massachusetts Development Finance Agency Revenue Bonds 1,580 5.000 10/01/35 1,596
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,250 5.000 10/01/37 1,316
Massachusetts Development Finance Agency Revenue Bonds (Þ) 100 5.000 11/15/38 106
Massachusetts Development Finance Agency Revenue Bonds 1,000 4.000 09/01/39 982
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,300 5.000 07/01/41 1,207
Massachusetts Development Finance Agency Revenue Bonds 2,005 5.000 07/01/44 2,094
Massachusetts Development Finance Agency Revenue Bonds (µ) 125 4.000 10/01/45 125
Massachusetts Development Finance Agency Revenue Bonds (Þ) 150 5.125 11/15/46 158
Massachusetts Educational Financing Authority Revenue Bonds 400 2.000 07/01/37 364
Massachusetts Educational Financing Authority Revenue Bonds 1,000 3.000 07/01/51 752
11,988
Michigan - 2.1%
City of Detroit General Obligation Limited (~)(Ê) 6,900 4.000 04/01/44 5,610
City of Detroit General Obligation Unlimited 75 2.960 04/01/27 70
City of Detroit General Obligation Unlimited 50 3.110 04/01/28 46
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/29 1,085
City of Detroit General Obligation Unlimited 100 5.500 04/01/31 113
City of Detroit General Obligation Unlimited 100 5.500 04/01/32 112
City of Detroit General Obligation Unlimited 100 5.500 04/01/33 112
City of Detroit General Obligation Unlimited 50 3.644 04/01/34 44

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
264 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/34 1,058
City of Detroit General Obligation Unlimited 50 5.500 04/01/34 56
City of Detroit General Obligation Unlimited 50 5.500 04/01/35 55
City of Detroit General Obligation Unlimited 535 5.500 04/01/36 592
City of Detroit General Obligation Unlimited 565 5.500 04/01/37 623
City of Detroit General Obligation Unlimited 100 5.500 04/01/38 110
City of Detroit General Obligation Unlimited 100 5.500 04/01/39 110
City of Detroit General Obligation Unlimited 160 4.000 04/01/40 153
City of Detroit General Obligation Unlimited 100 5.500 04/01/40 110
City of Detroit General Obligation Unlimited 40 4.000 04/01/42 38
City of Detroit General Obligation Unlimited 570 5.500 04/01/45 618
City of Detroit General Obligation Unlimited 475 5.000 04/01/46 493
City of Detroit General Obligation Unlimited 550 5.000 04/01/50 569
City of Detroit General Obligation Unlimited 175 5.500 04/01/50 189
Detroit Downtown Development Authority Tax Allocation Revenue Bonds (µ) 2,250 5.000 07/01/48 2,360
Detroit Service Learning Academy Revenue Bonds 1,000 4.000 07/01/41 844
Grand Rapids Charter Township Revenue Bonds 200 5.000 05/15/37 202
Grand Rapids Charter Township Revenue Bonds 100 5.000 05/15/44 100
Karegnondi Water Authority Revenue Bonds 75 5.000 11/01/45 80
Kentwood Economic Development Corp. Revenue Bonds 100 4.000 11/15/43 88
Kentwood Economic Development Corp. Revenue Bonds 25 4.000 11/15/45 21
Michigan Finance Authority Revenue Bonds 1,000 3.875 10/01/23 1,011
Michigan Finance Authority Revenue Bonds 700 4.000 02/01/29 684
Michigan Finance Authority Revenue Bonds 300 5.000 07/01/33 320
Michigan Finance Authority Revenue Bonds (µ) 1,000 5.000 07/01/36 1,043
Michigan Finance Authority Revenue Bonds 1,635 5.000 02/01/37 1,683
Michigan Finance Authority Revenue Bonds 450 3.267 06/01/39 388
Michigan Finance Authority Revenue Bonds 100 4.250 12/01/39 84
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/41 86
Michigan Finance Authority Revenue Bonds 745 4.000 02/01/42 682
Michigan Finance Authority Revenue Bonds 25 4.000 09/01/45 25
Michigan Finance Authority Revenue Bonds 1,815 5.500 11/15/45 1,818
Michigan Finance Authority Revenue Bonds 100 5.000 12/01/46 87
Michigan Finance Authority Revenue Bonds 275 5.000 11/15/48 290
Michigan Finance Authority Revenue Bonds 110 5.000 06/01/49 114
Michigan Finance Authority Revenue Bonds 25 4.000 09/01/50 24
Michigan Finance Authority Revenue Bonds 325 4.000 11/15/50 316
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/51 80
Michigan Finance Authority Revenue Bonds 12,945 4.785 06/01/65 1,418
Michigan Mathematics & Science Initiative Revenue Bonds 1,110 4.000 01/01/41 1,015
Michigan Strategic Fund Revenue Bonds (~)(ae)(Ê) 300 4.000 10/01/26 300
Michigan Strategic Fund Revenue Bonds 125 5.000 05/15/37 126
Michigan Strategic Fund Revenue Bonds 1,000 5.000 11/15/43 1,015
Michigan Strategic Fund Revenue Bonds 3,000 5.000 12/31/43 3,051
Michigan Strategic Fund Revenue Bonds 100 5.000 05/15/44 100
Michigan Strategic Fund Revenue Bonds (µ) 435 4.500 06/30/48 430
Michigan Tobacco Settlement Finance Authority Revenue Bonds 10,000 8.675 06/01/46 1,199
Michigan Tobacco Settlement Finance Authority Revenue Bonds 4,255 9.111 06/01/52 504
Star International Academy Revenue Bonds 450 5.000 03/01/30 475
Star International Academy Revenue Bonds 500 5.000 03/01/33 522
Tipton Academy Revenue Bonds 325 4.000 06/01/51 245

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 265
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Universal Academy Revenue Bonds 500 4.000 12/01/31 491
Universal Academy Revenue Bonds 65 4.000 12/01/40 60
35,347
Minnesota - 0.7%
City of Forest Lake Charter School Lease Revenue Bonds 500 5.250 08/01/43 513
City of Ham Lake Revenue Bonds 2,000 5.000 11/01/36 2,025
City of Minneapolis Charter Lease Revenue Bonds (Þ) 1,400 5.000 12/01/32 1,443
City of St Cloud Revenue Bonds 380 5.000 05/01/48 400
City of St Cloud Revenue Bonds 125 4.000 05/01/49 125
City of Woodbury Revenue Bonds 25 4.000 12/01/40 24
City of Woodbury Revenue Bonds 25 4.000 12/01/50 22
Duluth Economic Development Authority Revenue Bonds 425 4.000 06/15/35 421
Duluth Economic Development Authority Revenue Bonds 400 4.000 06/15/36 396
Duluth Economic Development Authority Revenue Bonds 100 4.000 07/01/36 95
Duluth Economic Development Authority Revenue Bonds 55 4.000 07/01/41 50
Duluth Economic Development Authority Revenue Bonds 200 4.250 02/15/48 199
Duluth Economic Development Authority Revenue Bonds 2,500 5.000 02/15/48 2,617
Duluth Economic Development Authority Revenue Bonds 1,425 5.250 02/15/53 1,513
Duluth Economic Development Authority Revenue Bonds (Æ)(Ø) 500 5.625 12/01/55 120
Duluth Independent School District No. 709 Certificate of Participation 35 3.250 03/01/25 35
Duluth Independent School District No. 709 Certificate of Participation 40 4.000 03/01/26 41
Duluth Independent School District No. 709 Certificate of Participation 45 4.000 03/01/29 45
Duluth Independent School District No. 709 Certificate of Participation 75 4.000 03/01/32 73
Duluth Independent School District No. 709 Certificate of Participation 705 4.200 03/01/34 694
Minnesota Higher Education Facilities Authority Revenue Bonds 100 4.000 12/01/40 101
Minnesota Higher Education Facilities Authority Revenue Bonds 100 5.000 05/01/47 101
St. Paul Housing & Redevelopment Authority Revenue Bonds (Þ) 140 5.250 07/01/33 145
St. Paul Housing & Redevelopment Authority Revenue Bonds (Þ) 230 5.500 07/01/38 239
11,437
Mississippi - 1.4%
Mississippi Business Finance Corp. Revenue Bonds (Þ) 1,460 4.000 10/15/30 1,295
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 4,200 0.180 12/01/30 4,200
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 100 0.250 12/01/30 100
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 2,390 1.870 12/01/30 2,390
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 10,560 0.180 11/01/35 10,560
Mississippi Business Finance Corp. Revenue Bonds 1,400 2.375 06/01/44 1,005
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/31 111
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/32 109
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/33 108
Mississippi Development Bank Revenue Bonds (Þ) 1,025 4.000 10/01/34 981
Mississippi Development Bank Revenue Bonds (Þ) 900 4.000 10/01/35 853
Mississippi Development Bank Revenue Bonds (Þ) 950 4.000 10/01/36 892
Mississippi Development Bank Revenue Bonds (Þ) 200 4.000 10/01/41 178
22,782
Missouri - 0.8%
Branson Industrial Development Authority Tax Allocation 120 5.500 06/01/29 114
Cape Girardeau County Industrial Development Authority Revenue Bonds 75 5.000 03/01/36 79
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,550 4.000 03/01/41 1,452
Cape Girardeau County Industrial Development Authority Revenue Bonds 175 3.000 03/01/46 128
Cape Girardeau County Industrial Development Authority Revenue Bonds 50 4.000 03/01/46 46
City of St. Louis Industrial Development Authority Revenue Bonds 200 5.000 05/15/41 205
City of St. Louis Industrial Development Authority Revenue Bonds 2,350 5.500 06/15/42 2,316

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
266 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of St. Louis Industrial Development Authority Revenue Bonds 100 4.750 11/15/47 84
I-470 Western Gateway Transportation Development District Revenue Bonds (Þ) 250 5.250 12/01/48 255
Joplin Industrial Development Authority Revenue Bonds 50 3.500 11/01/40 45
Joplin Industrial Development Authority Revenue Bonds 75 4.250 11/01/50 65
Kansas City Industrial Development Authority Revenue Bonds (µ) 2,775 5.000 03/01/49 2,984
Kansas City Land Clearance Redevelopment Authority Tax Allocation (Þ) 1,500 5.000 02/01/40 1,303
Missouri Southern State University Revenue Bonds 250 4.000 10/01/34 222
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,560 5.000 05/01/40 1,623
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,000 4.000 02/01/42 940
Missouri State Health & Educational Facilities Authority Revenue Bonds 155 5.000 09/01/43 164
Missouri State Health & Educational Facilities Authority Revenue Bonds 130 5.000 09/01/48 137
Plaza at Noah's Ark Community Improvement District Revenue Bonds 450 3.000 05/01/25 439
Plaza at Noah's Ark Community Improvement District Revenue Bonds 25 3.125 05/01/35 22
St. Louis County Industrial Development Authority Revenue Bonds 650 5.000 08/15/30 657
St. Louis Land Clearance for Redevelopment Authority Revenue Bonds 500 4.000 06/01/41 487
13,767
Montana - 0.1%
County of Gallatin Revenue Bonds (Þ) 1,000 4.000 10/15/46 811
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 1,500 5.000 07/01/43 1,574
2,385
Nevada - 0.3%
Carson City Hospital Revenue Bonds 1,025 5.000 09/01/47 1,072
City of Las Vegas Special Improvement District No. 816 Special Assessment 50 3.000 06/01/41 39
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 3.125 06/01/51 71
County of Clark Revenue Bonds 210 2.100 06/01/31 183
Henderson Local Improvement Districts Special Assessment 50 4.000 09/01/35 48
Henderson Local Improvement Districts Special Assessment 50 3.500 09/01/45 39
Henderson Local Improvement Districts Special Assessment 30 4.000 09/01/51 26
Las Vegas Convention & Visitors Authority Revenue Bonds 70 5.000 07/01/29 81
Las Vegas Convention & Visitors Authority Revenue Bonds 50 5.000 07/01/30 56
Las Vegas Convention & Visitors Authority Revenue Bonds 35 5.000 07/01/35 39
Las Vegas Convention & Visitors Authority Revenue Bonds 155 5.000 07/01/43 171
Las Vegas Convention & Visitors Authority Revenue Bonds 750 4.000 07/01/49 750
Las Vegas Redevelopment Agency Tax Allocation 250 5.000 06/15/45 260
Las Vegas Special Improvement District No. 607 Special Assessment 90 5.000 06/01/24 93
Las Vegas Special Improvement District No. 813 Special Assessment 15 4.250 06/01/37 15
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.375 06/01/42 25
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.500 06/01/47 25
Las Vegas Special Improvement District No. 814 Special Assessment 80 4.000 06/01/49 73
Las Vegas Special Improvement District No. 815 Special Assessment 50 5.000 12/01/49 51
Nevada Department of Business & Industry Revenue Bonds (Þ) 1,100 5.000 07/15/37 1,110
Tahoe-Douglas Visitors Authority Revenue Bonds 1,000 5.000 07/01/34 1,061
Tahoe-Douglas Visitors Authority Revenue Bonds 165 5.000 07/01/45 170
Tahoe-Douglas Visitors Authority Revenue Bonds 175 5.000 07/01/51 179
5,637
New Hampshire - 0.4%
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê)(Þ) 100 2.950 04/01/29 90
New Hampshire Business Finance Authority Revenue Bonds 250 4.000 01/01/41 237
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 180 3.625 07/01/43 157
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 310 3.750 07/01/45 274
New Hampshire Business Finance Authority Revenue Bonds 1,000 4.000 01/01/51 899
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 350 5.000 08/01/32 379

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 267
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 370 5.000 08/01/33 399
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 390 5.000 08/01/34 419
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 415 5.000 08/01/35 444
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 430 5.000 08/01/36 459
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 500 5.000 10/01/36 521
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 455 5.000 08/01/37 485
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 480 5.000 08/01/38 510
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 500 5.000 08/01/39 531
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 525 5.000 08/01/40 555
6,359
New Jersey - 4.3%
Atlantic City General Obligation Unlimited 500 5.000 12/01/24 503
Atlantic City General Obligation Unlimited 450 5.000 12/01/25 452
Atlantic City General Obligation Unlimited 270 5.000 12/01/28 271
Atlantic City General Obligation Unlimited (µ) 225 5.000 03/01/32 248
Atlantic City General Obligation Unlimited (µ) 35 5.000 03/01/37 38
Atlantic City General Obligation Unlimited (µ) 45 5.000 03/01/42 49
Essex County Improvement Authority Revenue Bonds 545 4.000 06/15/38 532
Essex County Improvement Authority Revenue Bonds 815 4.000 06/15/46 760
New Jersey Economic Development Authority Revenue Bonds 930 5.125 09/15/23 940
New Jersey Economic Development Authority Revenue Bonds (µ) 1,360 7.425 02/15/29 1,550
New Jersey Economic Development Authority Revenue Bonds 2,150 5.250 09/15/29 2,174
New Jersey Economic Development Authority Revenue Bonds 500 4.000 07/01/32 512
New Jersey Economic Development Authority Revenue Bonds 500 5.000 07/01/32 502
New Jersey Economic Development Authority Revenue Bonds 500 5.000 06/15/41 526
New Jersey Economic Development Authority Revenue Bonds 275 3.000 08/01/41 235
New Jersey Economic Development Authority Revenue Bonds (µ) 200 5.000 06/01/42 217
New Jersey Economic Development Authority Revenue Bonds 635 5.000 06/15/42 674
New Jersey Economic Development Authority Revenue Bonds 1,500 5.375 01/01/43 1,531
New Jersey Economic Development Authority Revenue Bonds 5,000 5.000 11/01/44 5,337
New Jersey Economic Development Authority Revenue Bonds 1,275 4.000 06/15/46 1,250
New Jersey Economic Development Authority Revenue Bonds 100 5.000 07/01/47 97
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 07/15/47 1,026
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 10/01/47 1,038
New Jersey Economic Development Authority Revenue Bonds 1,250 5.000 01/01/48 1,177
New Jersey Educational Facilities Authority Revenue Bonds 200 4.000 07/01/42 169
New Jersey Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/46 999
New Jersey Educational Facilities Authority Revenue Bonds 500 3.000 07/01/50 375
New Jersey Health Care Facilities Financing Authority Revenue Bonds 100 5.000 07/01/30 111
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ) 300 4.125 07/01/38 304
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ) 150 5.000 07/01/46 155
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,400 3.912 12/15/26 1,241
New Jersey Transportation Trust Fund Authority Revenue Bonds 600 4.302 12/15/29 473
New Jersey Transportation Trust Fund Authority Revenue Bonds 530 5.000 06/15/30 574
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,160 4.168 12/15/30 1,659
New Jersey Transportation Trust Fund Authority Revenue Bonds 290 5.000 06/15/31 313
New Jersey Transportation Trust Fund Authority Revenue Bonds 370 4.000 12/15/31 386
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 4.403 12/15/32 545
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 500 3.965 12/15/33 343
New Jersey Transportation Trust Fund Authority Revenue Bonds 730 4.465 12/15/33 479
New Jersey Transportation Trust Fund Authority Revenue Bonds 450 5.000 12/15/33 493

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
268 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds 100 4.526 12/15/34 63
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 975 4.823 12/15/34 640
New Jersey Transportation Trust Fund Authority Revenue Bonds 370 5.000 12/15/35 402
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 4,950 5.130 12/15/35 3,024
New Jersey Transportation Trust Fund Authority Revenue Bonds 550 5.591 12/15/35 327
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 150 4.342 12/15/36 87
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,755 4.668 12/15/36 2,124
New Jersey Transportation Trust Fund Authority Revenue Bonds 460 5.000 12/15/36 497
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,250 4.000 06/15/37 2,290
New Jersey Transportation Trust Fund Authority Revenue Bonds 6,735 4.649 12/15/37 3,620
New Jersey Transportation Trust Fund Authority Revenue Bonds 675 5.000 06/15/38 697
New Jersey Transportation Trust Fund Authority Revenue Bonds 320 4.250 12/15/38 328
New Jersey Transportation Trust Fund Authority Revenue Bonds 9,400 4.000 06/15/45 9,329
New Jersey Transportation Trust Fund Authority Revenue Bonds 185 3.500 06/15/46 163
New Jersey Transportation Trust Fund Authority Revenue Bonds 80 3.000 06/15/50 65
New Jersey Turnpike Authority Revenue Bonds 1,785 4.000 01/01/48 1,807
South Jersey Port Corp. Revenue Bonds 1,645 5.000 01/01/36 1,724
South Jersey Port Corp. Revenue Bonds 1,600 5.000 01/01/48 1,647
South Jersey Port Corp. Revenue Bonds 3,000 5.000 01/01/49 3,164
South Jersey Transportation Authority Revenue Bonds 315 5.000 11/01/26 329
South Jersey Transportation Authority Revenue Bonds 945 5.000 11/01/39 965
South Jersey Transportation Authority Revenue Bonds (µ) 4,500 4.000 11/01/50 4,502
Tobacco Settlement Financing Corp. Revenue Bonds 2,080 5.000 06/01/46 2,125
Union County Improvement Authority Revenue Bonds (Þ) 600 6.750 12/01/41 539
70,716
New Mexico - 0.0%
Village of Los Ranchos de Albuquerque New Mexico Revenue Bonds 50 4.000 09/01/33 53
Village of Los Ranchos de Albuquerque New Mexico Revenue Bonds 75 4.000 09/01/40 77
130
New York - 7.5%
Brooklyn Arena Local Development Corp. Revenue Bonds 250 5.000 07/15/25 261
Brooklyn Arena Local Development Corp. Revenue Bonds 125 5.000 07/15/28 131
Brooklyn Arena Local Development Corp. Revenue Bonds (µ) 30 3.000 07/15/43 24
Brooklyn Arena Local Development Corp. Revenue Bonds 75 Zero coupon 07/15/46 21
Build NYC Resource Corp. Revenue Bonds (Þ) 100 2.500 06/15/31 87
Build NYC Resource Corp. Revenue Bonds (Þ) 170 9.750 07/01/32 173
Build NYC Resource Corp. Revenue Bonds 400 4.000 06/15/36 386
Build NYC Resource Corp. Revenue Bonds (Þ) 500 6.500 07/01/42 524
Build NYC Resource Corp. Revenue Bonds 100 4.000 06/15/51 85
Build NYC Resource Corp. Revenue Bonds (Þ) 350 5.000 06/15/51 357
Build NYC Resource Corp. Revenue Bonds (Þ) 1,000 4.000 11/01/51 803
Build NYC Resource Corp. Revenue Bonds (Þ) 150 5.000 12/01/51 151
Build NYC Resource Corp. Revenue Bonds 55 5.000 07/01/52 57
Build NYC Resource Corp. Revenue Bonds (Þ) 150 6.500 07/01/52 156
Build NYC Resource Corp. Revenue Bonds (Þ) 200 5.000 12/01/55 201
Build NYC Resource Corp. Revenue Bonds 45 5.000 07/01/56 46
Build NYC Resource Corp. Revenue Bonds (Þ) 150 6.500 07/01/57 154
City of New York General Obligation Unlimited 275 5.000 03/01/44 300
City of New York General Obligation Unlimited 2,000 4.500 05/01/49 2,093
Dutchess County Local Development Corp. Revenue Bonds (Þ) 275 5.000 07/01/45 282
Dutchess County Local Development Corp. Revenue Bonds (Þ) 2,000 5.000 07/01/51 2,040
Erie Tobacco Asset Securitization Corp. Revenue Bonds (Þ) 4,000 Zero coupon 06/01/60 234

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Genesee County Funding Corp./The Revenue Bonds 1,875 5.250 12/01/52 1,989
Hempstead Town Local Development Corp. Revenue Bonds 25 5.000 07/01/30 27
Hempstead Town Local Development Corp. Revenue Bonds 35 5.000 07/01/33 37
Hempstead Town Local Development Corp. Revenue Bonds 35 5.000 07/01/35 37
Hempstead Town Local Development Corp. Revenue Bonds 30 5.000 07/01/36 32
Hempstead Town Local Development Corp. Revenue Bonds 20 5.000 07/01/38 21
Huntington Local Development Corp. Revenue Bonds 705 4.750 07/01/31 685
Huntington Local Development Corp. Revenue Bonds 150 5.250 07/01/56 137
Jefferson County Civic Facility Development Corp. Revenue Bonds 1,000 4.000 11/01/32 980
Metropolitan Transportation Authority Revenue Bonds 5,285 5.000 02/01/23 5,368
Metropolitan Transportation Authority Revenue Bonds 150 5.000 11/15/25 161
Metropolitan Transportation Authority Revenue Bonds 95 5.000 11/15/27 104
Metropolitan Transportation Authority Revenue Bonds 150 5.000 11/15/28 163
Metropolitan Transportation Authority Revenue Bonds 60 5.000 11/15/29 65
Metropolitan Transportation Authority Revenue Bonds 125 5.250 11/15/31 133
Metropolitan Transportation Authority Revenue Bonds 140 4.000 11/15/32 143
Metropolitan Transportation Authority Revenue Bonds 295 5.000 11/15/33 322
Metropolitan Transportation Authority Revenue Bonds 450 5.000 11/15/34 475
Metropolitan Transportation Authority Revenue Bonds 50 4.000 11/15/35 50
Metropolitan Transportation Authority Revenue Bonds 160 5.000 11/15/38 163
Metropolitan Transportation Authority Revenue Bonds 115 5.000 11/15/39 118
Metropolitan Transportation Authority Revenue Bonds 30 5.250 11/15/39 31
Metropolitan Transportation Authority Revenue Bonds 40 2.813 11/15/40 19
Metropolitan Transportation Authority Revenue Bonds 375 4.000 11/15/40 370
Metropolitan Transportation Authority Revenue Bonds 2,500 5.000 11/15/40 2,583
Metropolitan Transportation Authority Revenue Bonds 1,000 5.000 11/15/42 1,055
Metropolitan Transportation Authority Revenue Bonds 240 5.000 11/15/43 243
Metropolitan Transportation Authority Revenue Bonds 1,580 5.000 11/15/44 1,668
Metropolitan Transportation Authority Revenue Bonds 2,585 4.000 11/15/45 2,504
Metropolitan Transportation Authority Revenue Bonds 300 4.750 11/15/45 311
Metropolitan Transportation Authority Revenue Bonds 1,300 5.000 11/15/45 1,375
Metropolitan Transportation Authority Revenue Bonds (µ) 100 4.000 11/15/48 98
Metropolitan Transportation Authority Revenue Bonds (~)(Ê) 3,180 0.190 11/15/50 3,180
Metropolitan Transportation Authority Revenue Bonds (µ) 3,900 4.000 11/15/50 3,762
Metropolitan Transportation Authority Revenue Bonds 340 5.000 11/15/50 357
Metropolitan Transportation Authority Revenue Bonds 125 5.250 11/15/55 133
Metropolitan Transportation Authority Revenue Bonds 1,740 5.250 11/15/56 1,811
Nassau County Tobacco Settlement Corp. Revenue Bonds 12,290 Zero coupon 06/01/60 719
New York City Housing Development Corp. Revenue Bonds 600 3.500 02/15/48 592
New York City Industrial Development Revenue Bonds (µ) 1,800 3.000 01/01/46 1,490
New York City Industrial Development Revenue Bonds (µ) 250 3.000 03/01/49 193
New York City Water & Sewer System Revenue Bonds 2,000 4.000 06/15/40 2,020
New York Counties Tobacco Trust IV Revenue Bonds 9,455 8.130 06/01/60 525
New York Liberty Development Corp. Revenue Bonds (µ) 1,000 2.750 02/15/44 823
New York Liberty Development Corp. Revenue Bonds (Þ) 7,525 5.000 11/15/44 7,570
New York Liberty Development Corp. Revenue Bonds (Þ) 550 7.250 11/15/44 567
New York Liberty Development Corp. Revenue Bonds 100 2.625 09/15/69 92
New York Power Authority Revenue Bonds 2,000 4.000 11/15/50 2,001
New York State Dormitory Authority Revenue Bonds (Þ) 900 5.000 12/01/29 969
New York State Dormitory Authority Revenue Bonds (Þ) 400 5.000 12/01/35 414
New York State Dormitory Authority Revenue Bonds 11,305 4.000 03/15/38 11,621

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
270 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/47 1,009
New York State Dormitory Authority Revenue Bonds 2,000 4.000 07/01/50 1,976
New York State Dormitory Authority Revenue Bonds (µ) 355 3.000 09/01/50 280
New York State Dormitory Authority Revenue Bonds 455 4.000 09/01/50 406
New York State Dormitory Authority Revenue Bonds 525 4.250 05/01/52 528
New York State Dormitory Authority Revenue Bonds 840 5.000 05/01/52 902
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/57 1,023
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê) 500 2.750 09/01/50 480
New York State Housing Finance Agency Revenue Bonds 2,045 2.800 11/01/51 1,544
New York State Thruway Authority Revenue Bonds 500 3.000 03/15/48 424
New York State Thruway Authority Revenue Bonds 4,855 3.000 03/15/51 4,052
New York Transportation Development Corp. Revenue Bonds 170 2.250 08/01/26 162
New York Transportation Development Corp. Revenue Bonds 1,675 5.000 08/01/26 1,688
New York Transportation Development Corp. Revenue Bonds 70 5.000 01/01/29 74
New York Transportation Development Corp. Revenue Bonds 1,000 5.000 01/01/30 1,051
New York Transportation Development Corp. Revenue Bonds 1,825 4.000 10/01/30 1,835
New York Transportation Development Corp. Revenue Bonds 50 5.000 01/01/31 52
New York Transportation Development Corp. Revenue Bonds 280 3.000 08/01/31 264
New York Transportation Development Corp. Revenue Bonds 1,365 5.250 08/01/31 1,462
New York Transportation Development Corp. Revenue Bonds 100 5.000 01/01/33 104
New York Transportation Development Corp. Revenue Bonds 1,315 4.000 07/01/33 1,318
New York Transportation Development Corp. Revenue Bonds 55 5.000 12/01/33 59
New York Transportation Development Corp. Revenue Bonds 2,055 5.000 10/01/35 2,163
New York Transportation Development Corp. Revenue Bonds 50 5.000 12/01/35 54
New York Transportation Development Corp. Revenue Bonds 1,825 4.000 01/01/36 1,787
New York Transportation Development Corp. Revenue Bonds 430 5.375 08/01/36 469
New York Transportation Development Corp. Revenue Bonds 40 5.000 12/01/37 43
New York Transportation Development Corp. Revenue Bonds 1,510 5.000 12/01/38 1,626
New York Transportation Development Corp. Revenue Bonds 1,740 4.000 12/01/39 1,699
New York Transportation Development Corp. Revenue Bonds 2,125 5.000 10/01/40 2,210
New York Transportation Development Corp. Revenue Bonds (µ) 75 4.000 12/01/40 76
New York Transportation Development Corp. Revenue Bonds 2,490 5.000 12/01/40 2,662
New York Transportation Development Corp. Revenue Bonds 55 4.000 12/01/42 51
New York Transportation Development Corp. Revenue Bonds 4,125 4.375 10/01/45 4,039
New York Transportation Development Corp. Revenue Bonds (µ) 1,000 4.000 07/01/46 995
New York Transportation Development Corp. Revenue Bonds 375 5.000 07/01/46 386
New York Transportation Development Corp. Revenue Bonds 4,175 5.250 01/01/50 4,314
New York Transportation Development Corp. Revenue Bonds 1,640 4.000 04/30/53 1,452
Oneida County Local Development Corp. Revenue Bonds (µ) 35 4.000 12/01/33 36
Oneida County Local Development Corp. Revenue Bonds (µ) 50 4.000 12/01/34 52
Oneida County Local Development Corp. Revenue Bonds (µ) 30 4.000 12/01/35 31
Oneida County Local Development Corp. Revenue Bonds (µ) 40 4.000 12/01/36 41
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/37 62
Oneida County Local Development Corp. Revenue Bonds (µ) 30 4.000 12/01/38 31
Oneida County Local Development Corp. Revenue Bonds (µ) 215 3.000 12/01/39 192
Oneida County Local Development Corp. Revenue Bonds (µ) 60 3.000 12/01/40 53
Oneida County Local Development Corp. Revenue Bonds (µ) 120 4.000 12/01/49 121
Port Authority of New York & New Jersey Revenue Bonds 430 4.000 07/15/46 428
Port Authority of New York & New Jersey Revenue Bonds 1,000 4.000 07/15/51 982
Port Authority of New York & New Jersey Revenue Bonds 100 5.000 07/15/56 107
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 4,000 4.000 06/01/50 3,781

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 11,200 Zero coupon 06/01/66 1,437
TSASC, Inc. Revenue Bonds 3,500 5.000 06/01/48 3,501
Westchester County Local Development Corp. Revenue Bonds 125 5.000 11/01/46 127
Western Regional Off-Track Betting Corp. Revenue Bonds (Þ) 115 4.125 12/01/41 95
Yonkers Economic Development Corp. Revenue Bonds 25 5.000 10/15/39 25
Yonkers Economic Development Corp. Revenue Bonds 50 5.000 10/15/40 50
Yonkers Economic Development Corp. Revenue Bonds 30 5.000 10/15/49 31
Yonkers Economic Development Corp. Revenue Bonds 75 5.000 10/15/50 75
Yonkers Economic Development Corp. Revenue Bonds 30 5.000 10/15/54 30
124,879
North Carolina - 0.8%
North Carolina Department of Transportation Revenue Bonds 75 5.000 12/31/37 77
North Carolina Medical Care Commission Revenue Bonds 1,100 4.000 03/01/41 930
North Carolina Medical Care Commission Revenue Bonds 1,620 5.000 10/01/42 1,729
North Carolina Medical Care Commission Revenue Bonds 1,105 5.000 07/01/44 1,108
North Carolina Medical Care Commission Revenue Bonds 50 5.000 10/01/45 49
North Carolina Medical Care Commission Revenue Bonds 25 4.000 09/01/46 24
North Carolina Medical Care Commission Revenue Bonds 1,970 4.000 09/01/47 1,782
North Carolina Medical Care Commission Revenue Bonds 1,000 5.000 01/01/49 1,031
North Carolina Medical Care Commission Revenue Bonds 100 5.000 10/01/50 98
North Carolina Medical Care Commission Revenue Bonds 350 4.000 03/01/51 274
North Carolina Medical Care Commission Revenue Bonds 2,835 4.000 09/01/51 2,635
North Carolina Medical Care Commission Revenue Bonds 1,000 4.000 01/01/52 908
North Carolina Turnpike Authority Revenue Bonds 2,000 5.000 01/01/49 2,093
North Carolina Turnpike Authority Revenue Bonds 1,000 5.000 07/01/51 1,028
13,766
North Dakota - 0.3%
City of Grand Forks Healthcare System Revenue Bonds 500 4.000 12/01/51 466
County of Burleigh North Dakota Revenue Bonds 395 5.200 04/15/46 372
County of Ward Health Care Facilities Revenue Bonds 1,000 5.000 06/01/38 1,054
County of Ward Health Care Facilities Revenue Bonds 2,500 5.000 06/01/53 2,566
4,458
Ohio - 3.5%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 3,000 5.250 11/15/46 3,142
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 500 4.000 06/01/37 506
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 55 4.000 06/01/38 55
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 55 4.000 06/01/39 55
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 300 3.000 06/01/48 241
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,230 4.000 06/01/48 1,186
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 17,340 5.000 06/01/55 17,316
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 8,625 6.259 06/01/57 1,254
Centerville Health Care Revenue Bonds 100 5.250 11/01/37 101
Centerville Health Care Revenue Bonds 150 5.250 11/01/50 150
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,000 4.000 08/01/44 984
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,500 5.500 08/01/52 1,657
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 100 4.000 12/01/55 85
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 100 4.500 12/01/55 84
Columbus-Franklin County Finance Authority Revenue Bonds 1,460 4.000 11/15/38 1,461
County of Darke Revenue Bonds 50 4.000 09/01/40 46
County of Darke Revenue Bonds 50 4.000 09/01/45 44
County of Darke Revenue Bonds 75 5.000 09/01/49 73
County of Franklin Revenue Bonds 500 4.000 12/01/44 500

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
272 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Franklin Revenue Bonds 520 5.250 11/15/55 518
County of Lucas Hospital Revenue Bonds 1,650 5.250 11/15/48 1,616
Cuyahoga County Hospital Revenue Bonds 200 5.000 05/15/32 206
Cuyahoga County Hospital Revenue Bonds 1,000 5.000 02/15/37 1,039
Cuyahoga County Hospital Revenue Bonds (Æ)(Ø) 225 5.375 05/15/37 235
Cuyahoga County Hospital Revenue Bonds 2,140 5.000 02/15/42 2,207
Cuyahoga County Hospital Revenue Bonds 400 5.500 05/15/42 417
Cuyahoga County Hospital Revenue Bonds 2,000 5.000 02/15/57 2,037
Cuyahoga County Hospital Revenue Bonds 2,000 5.500 02/15/57 2,091
Franklin County Convention Facilities Authority Revenue Bonds 350 5.000 12/01/35 371
Franklin County Convention Facilities Authority Revenue Bonds 850 5.000 12/01/51 869
Northeast Ohio Medical University Revenue Bonds 25 3.000 12/01/40 21
Northeast Ohio Medical University Revenue Bonds 25 4.000 12/01/45 24
Ohio Air Quality Development Authority Revenue Bonds (Þ) 100 3.750 01/15/28 103
Ohio Air Quality Development Authority Revenue Bonds 230 3.250 09/01/29 224
Ohio Air Quality Development Authority Revenue Bonds (Þ) 120 4.250 01/15/38 120
Ohio Air Quality Development Authority Revenue Bonds (Þ) 1,190 4.500 01/15/48 1,197
Ohio Higher Educational Facility Commission Revenue Bonds 1,385 5.250 12/01/43 1,413
Ohio Higher Educational Facility Commission Revenue Bonds 2,000 5.000 11/01/44 1,940
Ohio Higher Educational Facility Commission Revenue Bonds 1,100 4.000 07/01/46 1,086
Ohio Higher Educational Facility Commission Revenue Bonds 1,500 5.000 01/15/50 1,554
Ohio Higher Educational Facility Commission Revenue Bonds 300 5.000 12/01/50 307
Port of Greater Cincinnati Development Authority Revenue Bonds 3,175 5.000 11/15/45 3,482
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 125 4.250 12/01/50 107
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 180 4.375 06/15/56 169
Southern Ohio Port Authority Revenue Bonds (Þ) 275 6.500 12/01/30 257
Southern Ohio Port Authority Revenue Bonds (Þ) 625 7.000 12/01/42 561
State of Ohio Revenue Bonds (Þ) 110 5.000 12/01/38 106
State of Ohio Revenue Bonds 350 3.000 01/15/45 285
State of Ohio Revenue Bonds 1,915 4.000 01/15/46 1,900
State of Ohio Revenue Bonds (Þ) 275 5.000 12/01/48 251
State of Ohio Revenue Bonds 25 4.000 01/15/50 25
Toledo-Lucas County Port Authority Revenue Bonds 925 5.000 07/01/39 932
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/43 91
Toledo-Lucas County Port Authority Revenue Bonds 1,050 4.000 01/01/46 932
Toledo-Lucas County Port Authority Revenue Bonds 50 4.000 01/01/51 43
Toledo-Lucas County Port Authority Revenue Bonds 150 4.000 01/01/57 126
57,802
Oklahoma - 0.5%
Norman Regional Hospital Authority Revenue Bonds 1,500 5.000 09/01/37 1,555
Oklahoma Development Finance Authority Revenue Bonds 2,040 5.000 08/01/47 2
Oklahoma Development Finance Authority Revenue Bonds (µ) 500 4.000 08/15/52 493
Oklahoma Development Finance Authority Revenue Bonds 660 5.250 08/01/57 1
Oklahoma Development Finance Authority Revenue Bonds 2,500 5.500 08/15/57 2,392
Tulsa Airports Improvement Trust Revenue Bonds (~)(ae)(Ê) 1,305 5.000 06/01/35 1,356
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 160 4.375 12/01/41 129
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 745 4.000 12/01/43 593
Tulsa County Industrial Authority Revenue Bonds 1,000 5.250 11/15/37 1,051
7,572
Oregon - 0.7%
Astoria Hospital Facilities Authority Revenue Bonds 740 5.000 08/01/41 772
Clackamas County Hospital Facility Authority Revenue Bonds 500 5.125 11/15/40 505

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 273
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Clackamas County Hospital Facility Authority Revenue Bonds 25 5.375 11/15/55 25
County of Yamhill Revenue Bonds 350 4.000 12/01/41 351
County of Yamhill Revenue Bonds 1,650 4.000 12/01/46 1,624
Medford Hospital Facilities Authority Revenue Bonds 100 5.000 08/15/45 109
Medford Hospital Facilities Authority Revenue Bonds 215 4.000 08/15/50 212
Medford Hospital Facilities Authority Revenue Bonds 810 5.000 08/15/50 874
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/36 991
Oregon State Facilities Authority Revenue Bonds 2,500 5.000 04/01/45 2,566
Oregon State Facilities Authority Revenue Bonds (ae) 500 5.000 10/01/46 520
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/48 969
Oregon State Facilities Authority Revenue Bonds 300 4.000 10/01/51 281
Salem Hospital Facility Authority Revenue Bonds 1,000 4.000 05/15/47 905
Yamhill County Hospital Authority Revenue Bonds 125 5.000 11/15/51 110
10,814
Pennsylvania - 5.2%
Allegheny County Airport Authority Revenue Bonds (µ) 1,000 4.000 01/01/46 992
Allegheny County Airport Authority Revenue Bonds 1,000 5.000 01/01/51 1,067
Allegheny County Airport Authority Revenue Bonds (µ) 3,710 4.000 01/01/56 3,604
Allegheny County Hospital Development Authority Revenue Bonds 1,865 4.000 04/01/44 1,852
Allegheny County Industrial Development Authority Revenue Bonds 250 4.875 11/01/24 256
Allegheny County Industrial Development Authority Revenue Bonds 150 5.125 05/01/30 159
Allegheny County Industrial Development Authority Revenue Bonds (Þ) 1,080 3.000 06/15/31 955
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/41 88
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/51 83
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/56 80
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds (Þ) 715 5.000 05/01/28 751
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 750 5.000 05/01/32 842
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds (Þ) 5 0 0 5.000 05/01/32 521
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 50 5.000 05/01/33 56
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds (Þ) 1,00 0 5.000 05/01/33 1,045
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 50 5.000 05/01/34 56
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 50 5.000 05/01/35 55
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 50 5.000 05/01/36 55
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 1,000 5.000 05/01/42 1,074
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds (Þ) 3 ,500 5.000 05/01/42 3,595
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds (Þ) 625 5.250 05/01/42 658
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds (Þ) 475 6.000 05/01/42 513
Berks County Industrial Development Authority Revenue Bonds 50 5.000 11/01/29 45
Berks County Industrial Development Authority Revenue Bonds 110 5.000 11/01/30 97
Berks County Industrial Development Authority Revenue Bonds 75 5.000 11/01/34 63
Berks County Industrial Development Authority Revenue Bonds 375 4.000 11/01/47 262
Berks County Industrial Development Authority Revenue Bonds 750 5.000 11/01/50 581
Berks County Municipal Authority Revenue Bonds 300 5.000 11/01/44 232
Berks County Municipal Authority Revenue Bonds 1,225 5.000 10/01/49 1,189
Bucks County Industrial Development Authority Revenue Bonds 100 5.000 10/01/37 105
Bucks County Industrial Development Authority Revenue Bonds 725 4.000 07/01/51 581
Bucks County Industrial Development Authority Revenue Bonds 2,245 5.000 07/01/54 2,225
Chester County Health & Education Facilities Authority Revenue Bonds 795 5.000 11/01/24 793
Chester County Health & Education Facilities Authority Revenue Bonds 625 5.000 11/01/25 621
Chester County Health & Education Facilities Authority Revenue Bonds 1,985 5.000 11/01/37 1,816
Chester County Industrial Development Authority Revenue Bonds 1,255 5.000 12/15/51 1,278

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
274 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Erie Higher Education Building Authority Revenue Bonds (ae)(Þ) 295 5.000 09/15/26 330
City of Erie Higher Education Building Authority Revenue Bonds (Þ) 1,770 5.000 09/15/33 1,788
City of Harrisburg General Obligation Unlimited (µ) 285 4.697 09/15/22 284
City of Philadelphia General Obligation Unlimited (~)(Ê) 5,400 1.400 08/01/31 5,400
City of Scranton General Obligation Unlimited (Þ) 1,275 5.000 09/01/28 1,368
Clairton Municipal Authority Revenue Bonds 240 5.000 12/01/42 241
Commonwealth Financing Authority Revenue Bonds 100 5.000 06/01/34 109
Commonwealth Financing Authority Revenue Bonds 185 5.000 06/01/35 202
Commonwealth Financing Authority Revenue Bonds (µ) 1,525 4.000 06/01/39 1,543
Dauphin County General Authority Revenue Bonds (Þ) 850 5.875 10/15/40 915
Dauphin County General Authority Revenue Bonds (Þ) 1,000 5.125 10/15/41 1,015
Dauphin County General Authority Revenue Bonds (Þ) 2,700 6.250 10/15/53 2,919
Doylestown Hospital Authority Revenue Bonds 295 3.950 07/01/24 283
East Hempfield Township Industrial Development Authority Revenue Bonds 600 5.000 07/01/45 618
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/43 97
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/48 95
Franklin County Industrial Development Authority Revenue Bonds 510 5.000 12/01/49 485
Franklin County Industrial Development Authority Revenue Bonds 150 5.000 12/01/53 141
Geisinger Authority Revenue Bonds (USD 3 Month LIBOR + 0.770%)(Ê) 100 1.230 05/01/37 89
General Authority of Southcentral Pennsylvania Revenue Bonds 75 4.000 06/01/44 76
General Authority of Southcentral Pennsylvania Revenue Bonds 125 5.000 06/01/44 134
General Authority of Southcentral Pennsylvania Revenue Bonds (Þ) 1,765 6.500 07/15/48 1,891
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds 500 5.000 07/01/28 546
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds 500 5.000 07/01/33 534
Huntingdon County General Authority Revenue Bonds 1,000 5.000 05/01/46 1,041
Lancaster County Hospital Authority Revenue Bonds 1,000 5.250 07/01/41 1,011
Lancaster County Hospital Authority Revenue Bonds 750 5.000 03/01/50 724
Lancaster Higher Education Authority Revenue Bonds 1,195 5.000 10/01/37 1,254
Lancaster Higher Education Authority Revenue Bonds 2,000 5.000 10/01/42 2,070
Lancaster Industrial Development Authority Revenue Bonds 675 4.000 07/01/46 602
Latrobe Industrial Development Authority Revenue Bonds 1,375 5.000 05/01/43 1,408
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/46 108
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/51 105
Lehigh County General Purpose Authority Revenue Bonds 1,000 4.000 06/01/57 903
Montgomery County Higher Education & Health Authority Revenue Bonds 1,500 5.000 12/01/37 1,576
Montgomery County Higher Education & Health Authority Revenue Bonds 2,500 5.000 05/01/52 2,703
Montgomery County Industrial Development Authority Revenue Bonds 1,530 5.000 11/15/36 1,612
Montgomery County Industrial Development Authority Revenue Bonds 135 5.000 11/15/45 145
Montgomery County Industrial Development Authority Revenue Bonds 1,700 5.250 01/15/46 1,834
Northampton County General Purpose Authority Revenue Bonds 1,625 5.000 10/01/36 1,688
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 55 5.000 05/01/44 56
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 75 5.000 05/01/49 76
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,050 4.000 07/01/41 1,009
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,250 5.000 06/30/42 1,290
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 4.000 07/01/46 140
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 365 6.250 09/01/33 383
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 350 5.000 05/01/42 339
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 950 5.500 07/15/43 985
Pennsylvania Turnpike Commission Revenue Bonds 1,250 5.000 12/01/40 1,310
Pennsylvania Turnpike Commission Revenue Bonds 2,140 5.250 12/01/44 2,408
Pennsylvania Turnpike Commission Revenue Bonds 1,000 5.250 06/01/47 1,067

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 275
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pennsylvania Turnpike Commission Revenue Bonds 2,000 4.000 12/01/51 1,970
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 900 5.000 06/15/40 909
Philadelphia Authority for Industrial Development Revenue Bonds 750 5.125 06/15/42 757
Philadelphia Authority for Industrial Development Revenue Bonds 150 5.000 06/15/50 151
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 20 0 5.000 06/15/50 199
Philadelphia Authority for Industrial Development Revenue Bonds 100 5.000 08/01/50 102
Philadelphia Authority for Industrial Development Revenue Bonds 145 5.250 06/15/52 147
Scranton Redevelopment Authority Revenue Bonds 100 5.000 11/15/28 99
Scranton School District General Obligation Limited (µ) 2,025 4.250 06/01/37 2,075
Susquehanna Area Regional Airport Authority Revenue Bonds 200 5.000 01/01/38 209
Upper Dauphin Industrial Development Authority Revenue Bonds (Þ) 380 6.250 07/01/57 383
Washington County Redevelopment Authority Tax Allocation 265 5.000 07/01/28 271
West Cornwall Township Municipal Authority Revenue Bonds 365 4.000 11/15/36 361
West Cornwall Township Municipal Authority Revenue Bonds 370 4.000 11/15/41 359
West Cornwall Township Municipal Authority Revenue Bonds 525 4.000 11/15/46 500
Westmoreland County Industrial Development Authority Revenue Bonds 80 4.000 07/01/37 80
85,767
Puerto Rico - 5.8%
Commonwealth of Puerto Rico General Obligation Unlimited 206 5.250 07/01/23 210
Commonwealth of Puerto Rico General Obligation Unlimited 414 Zero coupon 07/01/24 385
Commonwealth of Puerto Rico General Obligation Unlimited 968 5.375 07/01/25 1,014
Commonwealth of Puerto Rico General Obligation Unlimited 1,367 5.625 07/01/27 1,482
Commonwealth of Puerto Rico General Obligation Unlimited 1,345 5.625 07/01/29 1,486
Commonwealth of Puerto Rico General Obligation Unlimited 1,306 5.750 07/01/31 1,466
Commonwealth of Puerto Rico General Obligation Unlimited 2,019 Zero coupon 07/01/33 1,200
Commonwealth of Puerto Rico General Obligation Unlimited 1,414 4.000 07/01/33 1,353
Commonwealth of Puerto Rico General Obligation Unlimited 1,073 4.000 07/01/35 1,013
Commonwealth of Puerto Rico General Obligation Unlimited 1,790 4.000 07/01/37 1,672
Commonwealth of Puerto Rico General Obligation Unlimited 2,247 4.000 07/01/41 2,062
Commonwealth of Puerto Rico General Obligation Unlimited (~)(Ê) 2,360 1.000 11/01/43 1,260
Commonwealth of Puerto Rico General Obligation Unlimited 2,291 4.000 07/01/46 2,063
Commonwealth of Puerto Rico General Obligation Unlimited (~)(Ê) 1,832 1.000 11/01/51 852
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds 5,626 7.500 08/20/40 4,979
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 900 2.750 07/01/23 878
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 600 3.500 07/01/26 577
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Æ)(Ø)(Þ) 600 3.750 07/01/27 577
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 975 5.000 07/01/33 1,019
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 2,000 5.000 07/01/35 2,068
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,250 5.000 07/01/37 1,296
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 2,280 4.000 07/01/42 2,045
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,625 5.000 07/01/47 1,643
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 775 4.750 07/01/26 631
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,685 5.250 07/01/27 1,377
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 2,275 5.000 07/01/28 1,860
Puerto Rico Electric Power Authority Revenue Bonds (USD 3 Month LIBOR + 0.520%)
(µ)(Ê) 2,865 1.480 07/01/29 2,669
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,150 5.250 07/01/31 940
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 3,820 5.000 07/01/32 3,123
Puerto Rico Electric Power Authority Revenue Bonds (µ) 100 5.250 07/01/32 102
Puerto Rico Electric Power Authority Revenue Bonds (µ) 355 4.750 07/01/33 356
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 655 5.250 07/01/35 535
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 100 6.750 07/01/36 85

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
276 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,675 5.250 07/01/40 1,369
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,000 7.000 07/01/43 853
Puerto Rico Highway & Transportation Authority Revenue Bonds 100 5.000 07/01/24 30
Puerto Rico Highway & Transportation Authority Revenue Bonds 200 5.500 07/01/24 60
Puerto Rico Highway & Transportation Authority Revenue Bonds 50 5.000 07/01/25 15
Puerto Rico Highway & Transportation Authority Revenue Bonds 50 5.000 07/01/26 15
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ)(Æ)(Ø) 345 5.500 07/01/26 119
Puerto Rico Highway & Transportation Authority Revenue Bonds (Æ)(Ø) 100 5.000 07/01/27 30
Puerto Rico Highway & Transportation Authority Revenue Bonds (Æ)(Ø) 420 5.000 07/01/28 368
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 140 5.500 07/01/29 146
Puerto Rico Highway & Transportation Authority Revenue Bonds (Æ)(Ø) 575 5.000 07/01/30 173
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 515 5.250 07/01/31 522
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 10 5.500 07/01/31 10
Puerto Rico Highway & Transportation Authority Revenue Bonds (Æ)(Ø) 205 5.000 07/01/32 62
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 25 5.250 07/01/32 26
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 525 5.250 07/01/33 536
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 270 5.250 07/01/34 276
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 65 5.250 07/01/35 66
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 1,690 5.250 07/01/36 1,723
Puerto Rico Highway & Transportation Authority Revenue Bonds (Æ)(Ø) 175 5.000 07/01/37 53
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 160 4.750 07/01/38 160
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 4,510 5.250 07/01/38 4,526
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 760 5.250 07/01/41 767
Puerto Rico Highway & Transportation Authority Revenue Bonds (Æ)(Ø) 230 5.000 07/01/42 69
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 72 3.941 07/01/24 68
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 475 5.250 08/01/24 475
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 394 4.030 07/01/27 332
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 273 3.071 07/01/29 211
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 249 4.491 07/01/31 174
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 585 3.450 07/01/33 366
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 220 4.500 07/01/34 223
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 9,437 4.329 07/01/40 9,342
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 221 4.550 07/01/40 222
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 7,476 5.709 07/01/46 2,170
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 15,379 5.772 07/01/51 3,310
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 32 4.536 07/01/53 31
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 3,280 4.750 07/01/53 3,272
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 624 4.784 07/01/58 622
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 18,523 5.000 07/01/58 18,683
95,753
Rhode Island - 0.1%
Tobacco Settlement Financing Corp. Revenue Bonds 3,450 6.959 06/01/52 592
Tobacco Settlement Financing Corp. Revenue Bonds 12,000 8.861 06/01/52 1,798
2,390
South Carolina - 0.6%
Berkeley County Special Assessment 500 4.000 11/01/30 500
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 100 8.750 07/01/25 102
South Carolina Jobs-Economic Development Authority Revenue Bonds 135 5.000 11/15/47 142
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 500 5.250 06/15/52 460
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,465 5.250 11/15/52 1,472
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 425 5.250 06/15/57 384
South Carolina Public Service Authority Revenue Bonds 2,851 4.000 12/01/39 2,861

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 277
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Carolina Public Service Authority Revenue Bonds (µ) 1,364 4.000 12/01/46 1,357
South Carolina Public Service Authority Revenue Bonds 250 5.250 12/01/55 259
South Carolina Transportation Infrastructure Bank Revenue Bonds 1,800 2.250 10/01/32 1,660
South Carolina Transportation Infrastructure Bank Revenue Bonds (ae) 125 5.250 07/01/55 136
Spartanburg Regional Health Services District Revenue Bonds (µ) 1,000 3.000 04/15/49 791
10,124
South Dakota - 0.1%
County of Lincoln Revenue Bonds 1,940 4.000 08/01/41 1,809
County of Lincoln Revenue Bonds 75 4.000 08/01/56 64
County of Lincoln Revenue Bonds 650 4.000 08/01/61 542
2,415
Tennessee - 0.6%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 500 4.000 08/01/36 506
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 2,000 5.000 08/01/49 2,115
Chattanooga-Hamilton County Hospital Authority Revenue Bonds 2,000 5.000 10/01/44 2,096
City of Clarksville Water Sewer & Gas Revenue Bonds 900 4.000 02/01/51 909
Greenville Health & Educational Facilities Board Revenue Bonds 275 4.000 07/01/40 274
Johnson City Health & Educational Facilities Board Revenue Bonds 1,000 5.000 08/15/42 1,001
Memphis-Shelby County Industrial Development Board Tax Allocation 100 5.625 01/01/46 78
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 20 5.000 10/01/29 21
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 35 5.000 10/01/39 36
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 100 5.000 07/01/40 106
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 1,000 5.000 10/01/41 1,046
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 100 5.000 07/01/46 106
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 50 5.000 10/01/48 51
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 1,500 4.000 05/01/51 1,446
Metropolitan Government Nashville & Davidson County Industrial Development Board
Special Assessment (Þ) 175 Zero coupon 06/01/43 59
Metropolitan Government Nashville & Davidson County Industrial Development Board
Special Assessment (Þ) 100 4.000 06/01/51 87
9,937
Texas - 6.4%
Arlington Higher Education Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 175 4.500 06/15/26 171
Arlington Higher Education Finance Corp. Revenue Bonds 25 4.000 08/15/36 23
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/41 44
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/46 42
Arlington Higher Education Finance Corp. Revenue Bonds 520 3.000 08/15/49 432
Arlington Higher Education Finance Corp. Revenue Bonds 100 5.625 08/15/52 99
Arlington Higher Education Finance Corp. Revenue Bonds 150 5.750 08/15/57 149
Austin Convention Enterprises, Inc. Revenue Bonds 100 5.000 01/01/29 106
Bexar County Health Facilities Development Corp. Revenue Bonds 750 5.000 07/15/37 761
Bexar County Health Facilities Development Corp. Revenue Bonds 755 5.000 07/15/42 760
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 50 5.250 12/01/35 52
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 65 5.000 12/01/40 66
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 50 5.000 12/01/45 50
Brazoria County Industrial Development Corp. Revenue Bonds (~)(Ê)(Þ) 500 10.000 06/01/42 490
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 1,000 3.625 07/01/26 973
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 2,000 6.500 07/01/26 1,941

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
278 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cedar Bayou Navigation District Special Assessment 585 6.000 09/15/51 535
Central Texas Regional Mobility Authority Revenue Bonds 1,000 4.000 01/01/41 989
Central Texas Regional Mobility Authority Revenue Bonds (ae) 200 5.000 01/01/42 203
Central Texas Regional Mobility Authority Revenue Bonds 275 5.000 01/01/45 298
Central Texas Turnpike System Revenue Bonds 3,000 5.000 08/15/42 3,080
City of Anna Special Assessment (Þ) 136 4.250 09/15/51 117
City of Anna Special Assessment (Þ) 504 5.000 09/15/51 471
City of Arlington Tax Allocation 920 4.000 08/15/41 901
City of Aubrey Revenue Bonds 640 7.250 09/01/45 656
City of Austin Water Utility Improvement District Special Assessment Revenue Bonds
(Þ) 230 5.125 11/01/33 232
City of Bee Cave Special Assessment (Þ) 281 4.125 09/01/26 271
City of Bee Cave Special Assessment (Þ) 100 5.000 09/01/41 95
City of Bee Cave Special Assessment (Þ) 122 5.250 09/01/51 115
City of Celina Special Assessment (Þ) 25 2.750 09/01/26 23
City of Celina Special Assessment (Þ) 25 3.500 09/01/26 24
City of Celina Special Assessment (Þ) 25 3.250 09/01/31 22
City of Celina Special Assessment (Þ) 28 4.000 09/01/31 26
City of Celina Special Assessment (µ) 1,020 3.000 09/01/35 905
City of Celina Special Assessment (Þ) 165 4.125 09/01/39 157
City of Celina Special Assessment (µ) 2,004 2.625 09/01/40 1,535
City of Celina Special Assessment (Þ) 72 3.500 09/01/41 61
City of Celina Special Assessment (Þ) 61 4.250 09/01/41 55
City of Celina Special Assessment (Þ) 55 3.375 09/01/42 44
City of Celina Special Assessment (Þ) 100 4.000 09/01/43 90
City of Celina Special Assessment 50 6.250 09/01/45 50
City of Celina Special Assessment 100 7.500 09/01/45 102
City of Celina Special Assessment (Þ) 1,845 4.375 09/01/49 1,701
City of Celina Special Assessment (Þ) 131 4.000 09/01/51 114
City of Celina Special Assessment (Þ) 100 4.125 09/01/51 88
City of Celina Special Assessment (Þ) 90 4.500 09/01/51 80
City of Celina Special Assessment (Þ) 100 5.000 09/01/51 100
City of Celina Special Assessment (Þ) 255 4.000 09/01/52 218
City of Crandall Special Assessment (Þ) 100 4.250 09/15/41 90
City of Crandall Special Assessment (Þ) 100 5.000 09/15/41 95
City of Crandall Special Assessment (Þ) 100 4.500 09/15/51 88
City of Crandall Special Assessment (Þ) 100 5.250 09/15/51 95
City of Dayton Special Assessment (Þ) 105 5.250 09/01/52 107
City of Dayton Special Assessment (Þ) 100 5.750 09/01/52 101
City of Elmendorf Special Assessment (Þ) 100 4.000 09/01/51 83
City of Fate Special Assessment (Þ) 100 3.750 08/15/41 88
City of Fate Special Assessment (Þ) 110 4.000 08/15/51 97
City of Fate Special Assessment (Þ) 105 4.375 08/15/52 98
City of Fort Worth Special Assessment Revenue Bonds (Þ) 150 5.000 09/01/32 149
City of Georgetown Special Assessment (Þ) 100 4.125 09/15/42 94
City of Georgetown Special Assessment (Þ) 100 4.250 09/15/47 93
City of Hackberry Special Assessment Contract Revenue Bonds 85 4.500 09/01/32 86
City of Hackberry Special Assessment Contract Revenue Bonds 620 4.500 09/01/38 617
City of Hackberry Special Assessment Contract Revenue Bonds 100 5.000 09/01/44 101
City of Hackberry Special Assessment Contract Revenue Bonds 145 5.000 09/01/47 147
City of Haslet Special Assessment (Þ) 200 4.375 09/01/49 189
City of Haslet Special Assessment (Þ) 200 4.000 09/01/51 171

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 279
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Houston Airport System Revenue Bonds 295 5.000 07/01/27 306
City of Houston Airport System Revenue Bonds 740 5.000 07/15/27 768
City of Houston Airport System Revenue Bonds 3,095 5.000 07/15/28 3,213
City of Houston Airport System Revenue Bonds 500 5.000 07/01/29 510
City of Houston Airport System Revenue Bonds 1,000 5.000 07/15/30 1,021
City of Houston Airport System Revenue Bonds 2,400 5.000 07/15/35 2,438
City of Houston Airport System Revenue Bonds 575 4.000 07/15/41 521
City of Houston Airport System Revenue Bonds 1,000 4.000 07/01/47 979
City of Hutto Special Assessment (Þ) 200 4.000 09/01/51 171
City of Hutto Special Assessment (Þ) 296 4.000 09/01/56 250
City of Justin Special Assessment (Þ) 270 5.500 09/01/47 277
City of Kyle Special Assessment (Þ) 216 4.375 09/01/32 211
City of Kyle Special Assessment (Þ) 100 4.625 09/01/39 100
City of Kyle Special Assessment (Þ) 100 3.750 09/01/41 84
City of Kyle Special Assessment 160 5.000 09/01/42 162
City of Kyle Special Assessment (Þ) 100 4.750 09/01/44 99
City of Kyle Special Assessment (Þ) 100 4.000 09/01/46 88
City of Lago Vista Special Assessment 55 3.750 09/01/42 48
City of Lavon Special Assessment (Þ) 100 4.250 09/15/39 96
City of Lavon Special Assessment (Þ) 136 4.000 09/15/42 124
City of Lavon Special Assessment (Þ) 100 4.375 09/15/42 91
City of Lavon Special Assessment (Þ) 200 4.500 09/15/49 189
City of Lavon Special Assessment (Þ) 318 4.125 09/15/52 281
City of Lavon Special Assessment (Þ) 100 4.500 09/15/52 89
City of Liberty Hill Special Assessment (Þ) 100 4.125 09/01/42 91
City of Liberty Hill Special Assessment (Þ) 150 4.000 09/01/52 133
City of Liberty Hill Special Assessment (Þ) 100 4.375 09/01/52 90
City of Manor Special Assessment (Þ) 100 4.500 09/15/40 97
City of Manor Special Assessment (Þ) 100 4.000 09/15/51 87
City of Manor Special Assessment (Þ) 100 4.375 09/15/51 87
City of Marble Falls Revenue Bonds (Þ) 100 4.125 09/01/41 90
City of Marble Falls Revenue Bonds (Þ) 100 4.375 09/01/51 87
City of Marble Falls Revenue Bonds (Þ) 100 5.125 09/01/51 95
City of Mclendon -Chisholm Special Assessment (Þ) 270 5.750 09/15/52 274
City of McLendon -Chisholm Special Assessment (µ) 100 2.500 09/15/35 82
City of McLendon -Chisholm Special Assessment (Þ) 35 3.625 09/15/41 29
City of McLendon -Chisholm Special Assessment (µ) 650 3.000 09/15/45 512
City of McLendon -Chisholm Special Assessment (Þ) 100 4.375 09/15/49 95
City of McLendon -Chisholm Special Assessment (Þ) 50 4.000 09/15/51 43
City of Mesquite Special Assessment Revenue Bonds (Þ) 100 5.750 09/15/39 101
City of Mesquite Special Assessment Revenue Bonds (Þ) 1,000 5.375 09/01/48 1,031
City of Mesquite Special Assessment Revenue Bonds (Þ) 150 6.000 09/15/49 152
City of Midlothian Special Assessment (Þ) 100 4.125 09/15/31 94
City of Midlothian Special Assessment (Þ) 100 4.125 09/15/51 88
City of Midlothian Special Assessment (Þ) 100 4.750 09/15/51 89
City of New Braunfels Special Assessment (Þ) 100 4.500 09/01/41 90
City of New Braunfels Special Assessment (Þ) 100 4.750 09/01/51 88
City of Oak Point Special Assessment (Þ) 650 3.125 09/01/41 526
City of Oak Point Special Assessment (Þ) 100 4.125 09/01/48 93
City of Oak Point Special Assessment (Þ) 100 4.500 09/01/48 98
City of Pilot Point Special Assessment (Þ) 200 5.500 09/15/42 204

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
280 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Pilot Point Special Assessment (Þ) 204 5.625 09/15/52 208
City of Pilot Point Special Assessment (Þ) 300 6.000 09/15/52 308
City of Pilot Point Special Assessment (Þ) 150 6.125 09/15/52 152
City of Pilot Point Special Assessment (Þ) 120 6.500 09/15/52 123
City of Princeton Special Assessment (Þ) 300 4.500 09/01/39 299
City of Princeton Special Assessment (Þ) 100 5.500 09/01/39 103
City of Princeton Special Assessment (Þ) 225 3.750 09/01/40 199
City of Princeton Special Assessment (Þ) 125 3.875 09/01/40 113
City of Princeton Special Assessment (Þ) 175 5.125 09/01/42 179
City of Princeton Special Assessment (Þ) 130 4.875 09/01/48 131
City of Princeton Special Assessment (Þ) 100 4.750 09/01/49 99
City of Princeton Special Assessment (Þ) 100 5.750 09/01/49 102
City of Princeton Special Assessment (Þ) 325 4.000 09/01/50 288
City of Princeton Special Assessment (Þ) 161 4.125 09/01/50 146
City of Princeton Special Assessment (Þ) 185 4.000 09/01/51 164
City of Princeton Special Assessment (Þ) 100 4.375 09/01/52 94
City of Princeton Special Assessment (Þ) 270 5.250 09/01/52 276
City of Red Oak Special Assessment (Þ) 100 3.375 09/15/41 81
City of Red Oak Special Assessment (Þ) 100 4.000 09/15/51 88
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/30 97
City of Royse Special Assessment Revenue Bonds (Þ) 125 4.125 09/15/39 119
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/40 94
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/49 94
City of Royse Special Assessment Revenue Bonds (Þ) 200 4.375 09/15/50 185
City of San Marcos Special Assessment (Þ) 100 4.500 09/01/51 88
City of Santa Fe Special Assessment (Þ) 509 4.875 09/01/42 498
City of Santa Fe Special Assessment (Þ) 859 5.000 09/01/52 861
City of Shenandoah Special Assessment Revenue Bonds 100 4.500 09/01/23 100
City of Shenandoah Special Assessment Revenue Bonds 140 5.700 09/01/47 145
City of Sinton Special Assessment (Þ) 100 5.125 09/01/42 98
City of Sinton Special Assessment (Þ) 100 5.250 09/01/51 96
City of Waxahachie Special Assessment (Þ) 100 5.500 08/15/52 103
Clifton Higher Education Finance Corp. Revenue Bonds 500 5.000 12/01/45 511
Conroe Local Government Corp. Revenue Bonds 125 4.000 10/01/50 115
Conroe Local Government Corp. Revenue Bonds (Þ) 100 5.000 10/01/50 86
County of Harris Revenue Bonds (USD 3 Month LIBOR + 0.670%)(µ)(Ê) 1,210 0.933 08/15/35 1,119
County of Medina Special Assessment (Þ) 100 4.750 09/01/50 89
Dallas Area Rapid Transit Tax Allocation 515 5.000 12/01/48 569
Decatur Hospital Authority Revenue Bonds 200 5.250 09/01/44 204
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 4.500 08/15/35 94
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 5.000 08/15/44 97
Fort Bend County Industrial Development Corp. Revenue Bonds 230 4.750 05/01/38 231
Grand Parkway Transportation Corp. Revenue Bonds 625 5.800 10/01/46 670
Grand Parkway Transportation Corp. Revenue Bonds 450 5.850 10/01/47 483
Grand Parkway Transportation Corp. Revenue Bonds (µ) 5,200 4.000 10/01/49 5,235
Gulf Coast Waste Disposal Authority Revenue Bonds (~)(Ê) 7,400 0.220 09/01/25 7,400
Harris County-Houston Sports Authority Revenue Bonds (µ) 725 5.337 11/15/36 323
Hidalgo County Regional Mobility Authority Revenue Bonds 425 Zero coupon 12/01/49 89
Hidalgo County Regional Mobility Authority Revenue Bonds 445 Zero coupon 12/01/50 88
Hidalgo County Regional Mobility Authority Revenue Bonds 475 Zero coupon 12/01/51 89
Hidalgo County Regional Mobility Authority Revenue Bonds 475 Zero coupon 12/01/52 83

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 281
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Hidalgo County Regional Mobility Authority Revenue Bonds 500 Zero coupon 12/01/53 82
Hidalgo County Regional Mobility Authority Revenue Bonds 525 Zero coupon 12/01/54 81
Houston Higher Education Finance Corp. Revenue Bonds 65 4.000 10/01/51 57
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited 230 3.000 09/01/46 174
Lake Houston Redevelopment Authority Revenue Bonds 350 3.000 09/01/40 280
Lake Houston Redevelopment Authority Revenue Bonds 30 2.500 09/01/41 22
Lake Houston Redevelopment Authority Revenue Bonds 785 3.000 09/01/44 601
Lake Houston Redevelopment Authority Revenue Bonds 50 3.000 09/01/47 37
Love Field Airport Modernization Corp. Revenue Bonds (µ) 1,400 4.000 11/01/39 1,405
Midlothian Industrial Development Corp. Revenue Bonds (~)(Ê) 700 1.260 08/01/34 700
Mission Economic Development Corp. Revenue Bonds (Þ) 1,150 4.625 10/01/31 1,179
Mitchell County Hospital District General Obligation Limited 45 5.500 02/15/40 46
Mitchell County Hospital District General Obligation Limited 80 5.250 02/15/45 81
Mitchell County Hospital District General Obligation Limited 50 4.000 02/15/51 41
Montgomery County Toll Road Authority Revenue Bonds 150 5.000 09/15/43 155
Montgomery County Toll Road Authority Revenue Bonds 200 5.000 09/15/48 206
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 400 4.250 10/01/26 403
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 125 4.000 01/01/36 112
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 55 5.000 04/01/36 61
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 4.000 08/15/36 932
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 5.000 08/15/40 1,005
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 150 4.000 01/01/41 129
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 200 4.000 08/15/41 179
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,500 4.750 04/01/46 1,571
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,185 4.000 08/15/46 1,025
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 515 4.000 08/15/51 435
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 100 5.000 08/15/51 101
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 175 5.750 07/15/52 177
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,100 4.000 11/01/55 978
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 4.000 08/15/56 819
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 650 5.500 01/01/57 595
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 7.000 01/01/57 210
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 6.000 07/15/57 255
North East Texas Regional Mobility Authority Revenue Bonds 385 5.000 01/01/41 396
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 60 3.625 09/15/26 60
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 100 4.250 09/15/31 98
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 75 4.000 09/15/41 69
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 300 4.750 09/15/41 297
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 390 5.000 09/15/51 392
North Texas Tollway Authority Revenue Bonds 2,250 5.000 01/01/38 2,466
North Texas Tollway Authority Revenue Bonds 3,345 3.000 01/01/46 2,834
Port Beaumont Navigation District Revenue Bonds (Þ) 210 6.000 01/01/25 212
Port Beaumont Navigation District Revenue Bonds (Þ) 100 2.750 01/01/36 77
Port Beaumont Navigation District Revenue Bonds (Þ) 325 2.875 01/01/41 237
Port Beaumont Navigation District Revenue Bonds (Þ) 1,700 3.000 01/01/50 1,167
Port Beaumont Navigation District Revenue Bonds (Þ) 570 4.000 01/01/50 473
Port of Beaumont Industrial Development Authority Revenue Bonds (Þ) 1,900 4.100 01/01/28 1,733
Red River Education Finance Corp. Texas Education Revenue Bonds 1,255 5.500 10/01/46 1,308
San Antonio Education Facilities Corp. Revenue Bonds 1,000 4.000 04/01/51 937
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 200 5.000 05/15/45 200
Texas City Industrial Development Corp. Revenue Bonds 770 4.125 12/01/45 772

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
282 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 100 5.000 12/31/50 101
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 100 5.000 12/31/55 101
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 11,590 5.000 06/30/58 11,902
Texas Water Development Board Revenue Bonds 750 4.000 10/15/54 755
Town of Argyle Special Assessment (Þ) 100 4.250 09/01/23 100
Town of Argyle Special Assessment (Þ) 145 5.250 09/01/47 148
Town of Hickory Creek Special Assessment 200 3.875 09/01/37 197
Town of Little Elm Special Assessment (Þ) 727 5.750 09/01/38 765
Town of Little Elm Special Assessment (Þ) 100 3.750 09/01/42 84
Town of Little Elm Special Assessment (Þ) 100 5.000 09/01/47 101
Town of Little Elm Special Assessment (Þ) 100 4.000 09/01/51 85
Uptown Development Authority Tax Allocation 105 3.000 09/01/36 93
Uptown Development Authority Tax Allocation 50 3.000 09/01/37 44
Uptown Development Authority Tax Allocation 50 3.000 09/01/39 42
Uptown Development Authority Tax Allocation 50 3.000 09/01/40 42
Viridian Municipal Management District Special Assessment 25 3.125 12/01/35 21
Viridian Municipal Management District Special Assessment 30 3.375 12/01/40 26
Viridian Municipal Management District Special Assessment 385 4.750 12/01/43 387
Viridian Municipal Management District Special Assessment 50 3.500 12/01/47 41
Westside 211 Special Improvement District Revenue Bonds 600 3.000 08/15/53 465
105,436
Utah - 1.1%
Benloch Ranch Improvement Association No. 1 Revenue Bonds (Š) 533 9.750 12/01/39 515
Black Desert Public Infrastructure District General Obligation Limited (Þ) 1,500 4.000 03/01/51 1,221
Black Desert Public Infrastructure District General Obligation Limited (Þ) 500 7.375 09/15/51 430
Coral Junction Public Infrastructure District No. 1 Special Assessment (Þ) 150 5.500 06/01/41 151
Medical School Campus Public Infrastructure District General Obligation Limited (Þ) 750 5.500 02/01/50 673
Mida Golf and Equestrian Center Public Infrastructure District General Obligation
Limited (Þ) 1,500 4.500 06/01/51 1,229
Mida Mountain Village Public Infrastructure District Special Assessment (Þ) 1,000 4.500 08/01/40 970
Military Installation Development Authority Revenue Bonds 1,300 4.000 06/01/41 1,091
Red Bridge Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 4.375 02/01/51 413
Salt Lake City Airport Revenue Bonds 2,500 5.250 07/01/48 2,714
Salt Lake City Airport Revenue Bonds 925 5.000 07/01/51 1,003
Salt Lake City Corp. Airport Revenue Bonds 1,350 5.000 07/01/47 1,434
UIPA Crossroads Public Infrastructure District Revenue Bonds (Þ) 1,000 4.125 06/01/41 900
Utah Charter School Finance Authority Revenue Bonds (Þ) 555 4.000 06/15/31 518
Utah Charter School Finance Authority Revenue Bonds (Þ) 890 4.000 06/15/41 733
Utah Charter School Finance Authority Revenue Bonds (Þ) 1,420 4.250 06/15/51 1,118
Utah Charter School Finance Authority Revenue Bonds (Þ) 500 5.750 06/15/52 516
Utah Charter School Finance Authority Revenue Bonds (Þ) 450 4.000 10/15/61 332
Utah Infrastructure Agency Revenue Bonds 2,000 5.000 10/15/40 2,048
Utah Infrastructure Agency Revenue Bonds 600 4.000 10/15/41 540
18,549
Vermont - 0.1%
Vermont Economic Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 175 5.000 06/01/27 177
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 750 5.000 10/01/42 772
Vermont Student Assistance Corp. Revenue Bonds 1,600 4.500 06/15/45 1,486
2,435
Virgin Islands - 0.7%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 7,845 5.000 10/01/30 8,381
Virgin Islands Public Finance Authority Revenue Bonds 2,120 5.000 10/01/32 2,066

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 283
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Virgin Islands Public Finance Authority Revenue Bonds (Þ) 450 5.000 10/01/39 425
10,872
Virginia - 1.4%
Albemarle County Economic Development Authority Revenue Bonds 500 4.000 06/01/54 446
Farmville Industrial Development Authority Revenue Bonds 3,300 5.000 01/01/40 3,403
James City County Economic Development Authority Revenue Bonds 40 4.000 06/01/41 34
James City County Economic Development Authority Revenue Bonds 60 4.000 06/01/47 49
Salem Economic Development Authority Revenue Bonds 40 4.000 04/01/45 38
Salem Economic Development Authority Revenue Bonds 50 5.000 04/01/49 53
Tobacco Settlement Financing Corp. Revenue Bonds 1,975 5.200 06/01/46 1,975
Tobacco Settlement Financing Corp. Revenue Bonds 3,960 6.706 06/01/46 3,823
Tobacco Settlement Financing Corp. Revenue Bonds 125 5.000 06/01/47 125
Tobacco Settlement Financing Corp. Revenue Bonds 2,250 7.456 06/01/47 548
Tobacco Settlement Financing Corp. Revenue Bonds 12,175 11.642 06/01/47 3,038
Virginia College Building Authority Revenue Bonds 100 3.000 06/01/41 80
Virginia College Building Authority Revenue Bonds 75 4.000 06/01/46 70
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 07/01/37 1,094
Virginia Small Business Financing Authority Revenue Bonds 1,475 5.000 12/31/47 1,563
Virginia Small Business Financing Authority Revenue Bonds 3,000 4.000 01/01/48 2,832
Virginia Small Business Financing Authority Revenue Bonds 2,480 5.000 12/31/52 2,569
Virginia Small Business Financing Authority Revenue Bonds 885 5.000 12/31/56 916
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 12/31/57 1,058
23,714
Washington - 1.4%
Port of Seattle Industrial Development Corp. Revenue Bonds 460 5.000 04/01/30 464
Port of Seattle Revenue Bonds 2,450 5.000 08/01/46 2,655
Washington Economic Development Finance Authority Revenue Bonds (Þ) 1,000 5.625 12/01/40 1,032
Washington Higher Education Facilities Authority Revenue Bonds 975 4.000 10/01/42 948
Washington Higher Education Facilities Authority Revenue Bonds 2,500 4.000 10/01/49 2,357
Washington Higher Education Facilities Authority Revenue Bonds 75 4.000 05/01/50 73
Washington State Convention Center Public Facilities District Revenue Bonds 1,710 5.000 07/01/33 1,878
Washington State Convention Center Public Facilities District Revenue Bonds 4,000 3.000 07/01/48 2,950
Washington State Convention Center Public Facilities District Revenue Bonds 950 5.000 07/01/48 1,001
Washington State Convention Center Public Facilities District Revenue Bonds 4,680 4.000 07/01/58 4,487
Washington State Convention Center Public Facilities District Revenue Bonds 1,250 5.000 07/01/58 1,315
Washington State Housing Finance Commission Revenue Bonds (Þ) 3,000 4.000 01/01/41 2,647
Washington State Housing Finance Commission Revenue Bonds (Þ) 150 5.000 01/01/49 143
Washington State Housing Finance Commission Revenue Bonds (Þ) 200 5.000 01/01/55 188
Whidbey Island Public Hospital District General Obligation Unlimited 1,500 5.500 12/01/33 1,422
23,560
West Virginia - 0.3%
City of South Charleston Revenue Bonds (Þ) 165 5.500 06/01/32 151
City of South Charleston Revenue Bonds (Þ) 185 6.000 06/01/37 163
City of South Charleston Revenue Bonds (Þ) 100 4.250 06/01/42 85
City of South Charleston Revenue Bonds (Þ) 1,150 4.500 06/01/50 950
County of Ohio Special District Excise Tax Revenue Bonds 55 3.000 03/01/35 47
County of Ohio Special District Excise Tax Revenue Bonds 150 3.000 03/01/37 124
County of Ohio Special District Excise Tax Revenue Bonds 110 3.250 03/01/41 90
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 175 4.125 06/01/43 166
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 100 4.875 06/01/43 94
West Virginia Economic Development Authority Revenue Bonds (~)(Ê) 300 4.125 07/01/45 301
West Virginia Economic Development Authority Revenue Bonds (~)(ae)(Ê) 175 5.000 07/01/45 179

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
284 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Virginia Hospital Finance Authority Revenue Bonds 100 5.000 09/01/38 107
West Virginia Hospital Finance Authority Revenue Bonds 75 5.000 09/01/39 80
West Virginia Hospital Finance Authority Revenue Bonds 330 5.000 01/01/43 344
West Virginia Hospital Finance Authority Revenue Bonds 1,640 4.125 01/01/47 1,539
4,420
Wisconsin - 2.7%
Public Finance Authority Revenue Bonds (Þ) 845 4.000 03/01/28 830
Public Finance Authority Revenue Bonds (Þ) 15 4.000 06/15/29 15
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/29 1,043
Public Finance Authority Revenue Bonds (Þ) 35 4.000 07/01/30 34
Public Finance Authority Revenue Bonds 100 4.300 11/01/30 103
Public Finance Authority Revenue Bonds 675 5.000 10/01/31 721
Public Finance Authority Revenue Bonds 710 5.000 10/01/32 755
Public Finance Authority Revenue Bonds (Þ) 65 5.000 10/01/34 67
Public Finance Authority Revenue Bonds 1,000 5.750 04/01/35 1,046
Public Finance Authority Revenue Bonds (Þ) 630 5.250 05/15/37 627
Public Finance Authority Revenue Bonds 1,595 5.000 06/01/39 1,647
Public Finance Authority Revenue Bonds (Þ) 525 5.000 06/15/39 539
Public Finance Authority Revenue Bonds (Þ) 150 5.000 10/01/39 152
Public Finance Authority Revenue Bonds (Þ) 50 5.000 07/01/40 51
Public Finance Authority Revenue Bonds (Þ) 100 4.000 04/01/42 89
Public Finance Authority Revenue Bonds (Þ) 750 5.250 05/15/42 733
Public Finance Authority Revenue Bonds 500 5.000 07/01/42 503
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/44 109
Public Finance Authority Revenue Bonds 75 4.000 01/01/45 74
Public Finance Authority Revenue Bonds (Þ) 200 5.250 03/01/45 201
Public Finance Authority Revenue Bonds (Þ) 935 6.500 06/01/45 821
Public Finance Authority Revenue Bonds (µ) 40 4.000 07/01/45 40
Public Finance Authority Revenue Bonds 725 5.350 12/01/45 759
Public Finance Authority Revenue Bonds 340 5.250 07/01/47 344
Public Finance Authority Revenue Bonds (Þ) 25 5.000 06/15/49 25
Public Finance Authority Revenue Bonds (µ) 150 4.125 07/01/49 151
Public Finance Authority Revenue Bonds 100 3.000 01/01/50 78
Public Finance Authority Revenue Bonds (Þ) 875 5.625 06/01/50 759
Public Finance Authority Revenue Bonds (µ) 50 4.000 07/01/50 50
Public Finance Authority Revenue Bonds 1,000 4.000 02/01/51 893
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/51 94
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 06/15/51 963
Public Finance Authority Revenue Bonds (Þ) 175 4.000 09/01/51 141
Public Finance Authority Revenue Bonds 2,000 4.000 12/01/51 1,883
Public Finance Authority Revenue Bonds 1,000 5.000 02/01/52 1,055
Public Finance Authority Revenue Bonds (Þ) 1,600 4.000 04/01/52 1,349
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/15/52 98
Public Finance Authority Revenue Bonds (Þ) 175 5.500 06/15/52 176
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/15/54 98
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/54 108
Public Finance Authority Revenue Bonds (Þ) 1,000 5.875 10/01/54 884
Public Finance Authority Revenue Bonds (Þ) 450 5.250 03/01/55 447
Public Finance Authority Revenue Bonds (µ) 65 4.000 07/01/55 65
Public Finance Authority Revenue Bonds (Þ) 125 5.000 07/01/55 124
Public Finance Authority Revenue Bonds (Þ) 350 5.000 12/01/55 343

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 285
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds 6,500 4.000 03/31/56 5,522
Public Finance Authority Revenue Bonds (Þ) 850 4.500 06/01/56 666
Public Finance Authority Revenue Bonds (Þ) 890 5.000 06/15/56 709
Public Finance Authority Revenue Bonds (Þ) 125 4.000 09/01/56 98
Public Finance Authority Revenue Bonds (Þ) 275 5.000 01/01/57 251
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/57 144
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/58 108
Public Finance Authority Revenue Bonds (µ) 80 4.000 07/01/59 80
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 91
Public Finance Authority Revenue Bonds 275 4.000 07/01/61 222
Public Finance Authority Revenue Bonds (Þ) 285 4.000 07/01/61 251
Public Finance Authority Revenue Bonds (Þ) 125 5.250 07/01/61 108
Public Finance Authority Revenue Bonds (Þ) 2,475 6.000 02/01/62 2,562
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/62 142
Public Finance Authority Revenue Bonds (Þ) 300 5.750 06/15/62 302
Wisconsin Health & Educational Facilities Authority Revenue Bonds 20 4.000 03/15/40 19
Wisconsin Health & Educational Facilities Authority Revenue Bonds 1,020 4.000 12/01/41 896
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 9,950 0.200 02/15/50 9,950
Wisconsin Health & Educational Facilities Authority Revenue Bonds 1,235 5.000 03/15/50 1,262
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 12/01/51 41
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 12/01/56 40
44,551
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds 1,000 3.625 07/15/39 975
Total Municipal Bonds
(cost $1,680,994) 1,613,065
Short-Term Investments - 1.7%
U.S. Cash Management Fund (@) 28,832,606 (∞) 28,821
Total Short-Term Investments
(cost $28,821) 28,821
Total Investments - 99.0%
(identified cost $1,709,815) 1,641,886
Other Assets and Liabilities, Net - 1.0%
17,272
Net Assets - 100.0%
1,659,158

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
286 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
16.7%
Allegheny County Industrial Development Authority Revenue Bonds 11/19/21 1,080,000 102 .75 1,110
955
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 06/29/17 3,500,000 103 .67 3,609
3,595
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 08/18/17 500,000 106 .98 535
521
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 04/19/18 1,000,000 106 .36 1,064
1,045
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 12/19/18 715,000 100 .62 719
751
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 01/21/21 475,000 100 .00 475
513
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 05/26/22 625,000 100 .00 625
658
American Samoa Economic Development Authority Revenue Bonds 06/16/21 120,000 100 .00 120
114
Arizona Industrial Development Authority Revenue Bonds 09/08/17 1,500,000 107 .86 1,618
1,606
Arizona Industrial Development Authority Revenue Bonds 08/28/20 500,000 98 .28 491
519
Arizona Industrial Development Authority Revenue Bonds 10/08/20 700,000 106 .08 743
707
Arizona Industrial Development Authority Revenue Bonds 10/09/20 920,000 106 .50 980
946
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 109 .49 33
24
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 110 .19 33
25
Arizona Industrial Development Authority Revenue Bonds 02/15/22 210,000 102 .37 215
176
Arizona Industrial Development Authority Revenue Bonds 02/15/22 75,000 104 .13 78
67
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100 .00 1,250
1,247
Arkansas Development Finance Authority Revenue Bonds 04/27/22 4,500,000 101 .11 4,549
4,519
Arlington Higher Education Finance Corp. Revenue Bonds 07/13/22 175,000 97 .37 170
171
Astonia Community Development District Special Assessment 07/09/21 1,380,000 99 .79 1,378
1,130
Astonia Community Development District Special Assessment 07/09/21 75,000 104 .86 79
66
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 1,665,000 84 .94 1,414
1,537
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100 .00 100
98
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100 .00 100
100
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 12/14/18 1,065,000 99 .43 1,059
1,085
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100 .00 100
86
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100 .14 100
88
Banning Lewis Ranch Metropolitan District No. 8 General Obligation Limited 07/23/21 500,000 100 .00 500
420
Beaumont Community Development District Special Assessment 01/25/19 90,000 100 .00 90
93
Bent Creek Community Development District Special Assessment 02/09/22 1,160,000 101 .79 1,181
1,019
Bent Grass Metropolitan District General Obligation Limited 06/24/20 500,000 100 .00 500
500
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 500,000 100 .00 500
430
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 1,500,000 101 .00 1,515
1,221
Brazoria County Industrial Development Corp. Revenue Bonds 06/08/22 500,000 97 .89 489
490
Brookstone Community Development District Special Assessment 01/23/18 45,000 100 .00 45
45
Build NYC Resource Corp. Revenue Bonds 01/14/21 150,000 107 .95 162
151
Build NYC Resource Corp. Revenue Bonds 07/22/21 100,000 100 .00 100
87
Build NYC Resource Corp. Revenue Bonds 07/23/21 350,000 118 .25 414
357
Build NYC Resource Corp. Revenue Bonds 11/12/21 1,000,000 110 .84 1,108
803
Build NYC Resource Corp. Revenue Bonds 06/23/22 150,000 100 .00 150
154
Build NYC Resource Corp. Revenue Bonds 06/23/22 170,000 100 .00 170
173
Build NYC Resource Corp. Revenue Bonds 06/23/22 150,000 100 .91 151
156
Build NYC Resource Corp. Revenue Bonds 06/23/22 500,000 101 .83 509
524
Build NYC Resource Corp. Revenue Bonds 07/13/22 200,000 104 .87 210
201
Calhoun County Navigation Industrial Development Authority Revenue Bonds 07/20/21 1,000,000 100 .00 1,000
973
Calhoun County Navigation Industrial Development Authority Revenue Bonds 08/03/21 2,000,000 101 .77 2,035
1,941
California Community College Financing Authority Revenue Bonds 07/27/22 475,000 97 .56 463
474
California Community Housing Agency Revenue Bonds 03/25/21 2,640,000 92 .59 2,677
2,453
California Community Housing Agency Revenue Bonds 12/08/21 2,000,000 108 .23 2,165
1,914
California Enterprise Development Authority Revenue Bonds 06/18/21 250,000 111 .19 278
202
California Infrastructure & Economic Development Bank Revenue Bonds 08/13/20 835,000 100 .36 838
764

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 287
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
California Municipal Finance Authority Revenue Bonds 07/01/15 1,000,000 99 .47 995
1,051
California Municipal Finance Authority Revenue Bonds 11/02/16 1,500,000 102 .54 1,538
1,571
California Municipal Finance Authority Revenue Bonds 09/14/18 1,815,000 103 .66 1,881
1,822
California Municipal Finance Authority Revenue Bonds 06/18/20 65,000 100 .35 65
63
California Municipal Finance Authority Revenue Bonds 06/18/20 95,000 104 .36 99
95
California Municipal Finance Authority Revenue Bonds 06/18/20 60,000 104 .73 63
60
California Municipal Finance Authority Revenue Bonds 06/18/20 1,130,000 106 .53 1,204
1,156
California Pollution Control Financing Authority Revenue Bonds 09/29/15 4,180,000 105 .70 4,393
4,230
California Pollution Control Financing Authority Revenue Bonds 01/17/19 2,520,000 97 .32 2,452
1,777
California Pollution Control Financing Authority Revenue Bonds 01/17/19 450,000 98 .73 444
330
California Pollution Control Financing Authority Revenue Bonds 01/30/19 550,000 109 .84 604
579
California Public Finance Authority Revenue Bonds 01/26/21 600,000 113 .42 681
655
California Public Finance Authority Revenue Bonds 05/27/21 250,000 108 .56 271
254
California School Finance Authority Revenue Bonds 12/10/15 500,000 106 .93 535
513
California School Finance Authority Revenue Bonds 06/21/17 1,000,000 106 .29 1,063
1,017
California School Finance Authority Revenue Bonds 09/11/20 200,000 110 .65 221
204
California School Finance Authority Revenue Bonds 10/22/20 600,000 104 .13 625
599
California School Finance Authority Revenue Bonds 10/30/20 150,000 105 .27 158
150
California School Finance Authority Revenue Bonds 10/30/20 60,000 97 .79 59
57
California School Finance Authority Revenue Bonds 04/19/21 100,000 109 .34 109
97
California School Finance Authority Revenue Bonds 04/29/21 1,100,000 110 .89 1,220
989
California School Finance Authority Revenue Bonds 06/18/21 80,000 105 .72 85
65
California School Finance Authority Revenue Bonds 06/18/21 1,600,000 106 .77 1,708
1,336
California School Finance Authority Revenue Bonds 07/16/21 1,000,000 113 .70 1,137
822
California School Finance Authority Revenue Bonds 07/21/21 100,000 115 .51 116
101
California School Finance Authority Revenue Bonds 07/22/21 465,000 114 .51 532
436
California School Finance Authority Revenue Bonds 03/11/22 250,000 97 .95 245
213
California School Finance Authority Revenue Bonds 03/23/22 315,000 101 .68 320
296
California School Finance Authority Revenue Bonds 03/23/22 250,000 102 .70 257
242
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 103 .15 1,032
1,052
California School Finance Authority Revenue Bonds 05/26/22 250,000 100 .23 251
255
California School Finance Authority Revenue Bonds 05/26/22 170,000 101 .51 173
175
California School Finance Authority Revenue Bonds 06/15/22 385,000 100 .00 385
396
California Statewide Communities Development Authority Revenue Bonds 12/28/16 2,600,000 102 .91 2,676
2,610
California Statewide Communities Development Authority Revenue Bonds 09/22/17 200,000 106 .71 213
212
California Statewide Communities Development Authority Revenue Bonds 02/28/18 500,000 106 .50 533
502
California Statewide Communities Development Authority Revenue Bonds 02/28/18 2,500,000 106 .97 2,674
2,527
California Statewide Communities Development Authority Revenue Bonds 08/08/18 1,000,000 107 .56 1,076
1,026
California Statewide Communities Development Authority Revenue Bonds 01/16/19 250,000 104 .24 261
238
California Statewide Communities Development Authority Revenue Bonds 01/16/19 200,000 105 .12 210
198
California Statewide Communities Development Authority Revenue Bonds 05/15/19 100,000 110 .76 111
102
California Statewide Financing Authority Revenue Bonds 04/07/17 20,000,000 8 .46 1,692
1,356
Capital Trust Agency, Inc. Revenue Bonds 12/05/19 4,105,000 100 .76 4,137
4,046
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 2,000,000 100 .00 1,999
1,875
Capital Trust Agency, Inc. Revenue Bonds 08/05/20 1,255,000 106 .25 1,333
1,251
Capital Trust Agency, Inc. Revenue Bonds 06/18/21 325,000 111 .01 361
316
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 107 .51 108
76
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 108 .35 108
78
Capital Trust Agency, Inc. Revenue Bonds 12/03/21 150,000 103 .53 155
124
Capital Trust Agency, Inc. Revenue Bonds 01/04/22 300,000 116 .62 350
302
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 385,000 100 .00 385
321
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 150,000 100 .00 150
142
Chapel Creek Community Development District Special Assessment 05/27/21 45,000 100 .00 45
38
Chapel Creek Community Development District Special Assessment 05/27/21 70,000 103 .64 73
62
Charlotte County Industrial Development Authority Revenue Bonds 12/09/15 240,000 99 .02 238
244
Charlotte County Industrial Development Authority Revenue Bonds 05/31/19 350,000 104 .09 364
347
Charlotte County Industrial Development Authority Revenue Bonds 12/02/21 1,750,000 94 .42 1,516
1,372
Chicago Board of Education General Obligation Unlimited 07/11/17 1,500,000 92 .86 1,393
1,710

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
288 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Chicago Board of Education General Obligation Unlimited 07/11/17 2,000,000 94 .32 1,886
2,294
City & County of San Francisco Special Tax District No. 2020-1 Special Tax 05/07/21 100,000 110 .94 111
92
City of Anna Special Assessment 07/28/21 136,000 100 .00 136
117
City of Anna Special Assessment 07/28/21 504,000 100 .00 504
471
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds 12/14/18 230,000 100 .00 230
232
City of Bee Cave Special Assessment 10/27/21 122,000 100 .00 122
115
City of Bee Cave Special Assessment 10/27/21 100,000 100 .00 100
95
City of Bee Cave Special Assessment 10/27/21 281,000 100 .00 281
271
City of Celina Special Assessment 09/11/19 165,000 100 .00 165
157
City of Celina Special Assessment 08/12/20 1,845,000 95 .00 1,753
1,701
City of Celina Special Assessment 11/10/21 72,000 100 .00 72
61
City of Celina Special Assessment 11/10/21 25,000 100 .00 25
23
City of Celina Special Assessment 11/10/21 25,000 100 .00 25
22
City of Celina Special Assessment 11/10/21 90,000 100 .00 90
80
City of Celina Special Assessment 11/10/21 61,000 100 .00 61
55
City of Celina Special Assessment 11/10/21 28,000 100 .00 28
26
City of Celina Special Assessment 11/10/21 25,000 100 .00 25
24
City of Celina Special Assessment 12/15/21 55,000 99 .35 55
44
City of Celina Special Assessment 01/12/22 100,000 100 .00 100
88
City of Celina Special Assessment 01/12/22 100,000 100 .00 100
90
City of Celina Special Assessment 02/23/22 131,000 98 .78 129
114
City of Celina Special Assessment 02/23/22 255,000 99 .29 253
218
City of Celina Special Assessment 04/13/22 100,000 100 .00 100
100
City of Crandall Special Assessment 06/08/21 100,000 100 .00 100
88
City of Crandall Special Assessment 06/08/21 100,000 100 .00 100
95
City of Crandall Special Assessment 06/08/21 100,000 99 .22 99
90
City of Crandall Special Assessment 06/08/21 100,000 99 .26 99
95
City of Dayton Special Assessment 04/19/22 105,000 100 .00 105
107
City of Dayton Special Assessment 04/19/22 100,000 100 .00 100
101
City of Elmendorf Special Assessment 08/20/21 100,000 100 .00 100
83
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 295,000 102 .58 303
330
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 1,770,000 102 .58 1,816
1,788
City of Fate Special Assessment 10/19/21 110,000 100 .55 111
97
City of Fate Special Assessment 10/19/21 100,000 99 .32 99
88
City of Fate Special Assessment 04/05/22 105,000 100 .00 105
98
City of Fort Worth Special Assessment Revenue Bonds 08/16/17 150,000 100 .00 150
149
City of Georgetown Special Assessment 03/23/22 100,000 100 .00 100
93
City of Georgetown Special Assessment 03/23/22 100,000 100 .00 100
94
City of Goshen Revenue Bonds 08/06/21 1,000,000 100 .00 1,000
813
City of Haslet Special Assessment 07/30/20 200,000 105 .53 211
189
City of Haslet Special Assessment 02/23/22 200,000 98 .80 198
171
City of Henderson Revenue Bonds 03/25/22 850,000 100 .00 850
857
City of Henderson Revenue Bonds 03/25/22 350,000 100 .00 350
353
City of Henderson Revenue Bonds 03/25/22 3,000,000 100 .00 2,999
3,008
City of Hutto Special Assessment 04/05/21 296,000 99 .88 296
250
City of Hutto Special Assessment 02/23/22 200,000 98 .98 198
171
City of Justin Special Assessment 03/27/18 270,000 100 .00 270
277
City of Kyle Special Assessment 05/08/19 100,000 100 .00 100
99
City of Kyle Special Assessment 05/08/19 100,000 100 .00 100
100
City of Kyle Special Assessment 10/20/21 100,000 100 .00 100
84
City of Kyle Special Assessment 10/20/21 100,000 101 .27 101
88
City of Kyle Special Assessment 03/23/22 216,000 100 .00 216
211
City of Lavon Special Assessment 08/21/19 100,000 99 .40 99
96
City of Lavon Special Assessment 08/12/20 200,000 103 .03 206
189
City of Lavon Special Assessment 02/02/22 100,000 100 .00 100
89
City of Lavon Special Assessment 02/02/22 100,000 100 .00 100
91
City of Lavon Special Assessment 02/02/22 318,000 98 .72 314
281

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 289
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Lavon Special Assessment 02/02/22 136,000 99 .04 135
124
City of Liberty Hill Special Assessment 12/14/21 100,000 100 .00 100
91
City of Liberty Hill Special Assessment 12/14/21 100,000 100 .00 100
90
City of Liberty Hill Special Assessment 12/14/21 150,000 103 .65 155
133
City of Manor Special Assessment 12/19/19 100,000 100 .00 100
97
City of Manor Special Assessment 05/06/21 100,000 100 .00 100
87
City of Manor Special Assessment 05/06/21 100,000 102 .49 102
87
City of Marble Falls Revenue Bonds 07/21/21 100,000 100 .00 100
90
City of Marble Falls Revenue Bonds 07/21/21 100,000 100 .00 100
87
City of Marble Falls Revenue Bonds 07/21/21 100,000 100 .00 100
95
City of Mclendon -Chisholm Special Assessment 05/25/22 270,000 99 .42 268
274
City of McLendon -Chisholm Special Assessment 06/26/20 100,000 105 .25 105
95
City of McLendon -Chisholm Special Assessment 02/10/21 35,000 100 .00 35
29
City of McLendon -Chisholm Special Assessment 02/10/21 50,000 101 .68 51
43
City of Mesquite Special Assessment Revenue Bonds 09/05/18 1,000,000 100 .00 1,000
1,031
City of Mesquite Special Assessment Revenue Bonds 06/04/19 150,000 100 .00 150
152
City of Mesquite Special Assessment Revenue Bonds 06/04/19 100,000 100 .00 100
101
City of Midlothian Special Assessment 03/24/21 100,000 100 .00 100
94
City of Midlothian Special Assessment 03/24/21 100,000 100 .00 100
88
City of Midlothian Special Assessment 03/24/21 100,000 100 .00 100
89
City of Minneapolis Charter Lease Revenue Bonds 12/08/17 1,400,000 102 .26 1,432
1,443
City of New Braunfels Special Assessment 11/09/21 100,000 100 .00 100
88
City of New Braunfels Special Assessment 11/09/21 100,000 100 .00 100
90
City of Oak Point Special Assessment 07/25/18 100,000 100 .00 100
93
City of Oak Point Special Assessment 07/25/18 100,000 99 .53 100
98
City of Oak Point Special Assessment 07/22/21 650,000 100 .00 650
526
City of Phoenix Industrial Development Authority Revenue Bonds 12/10/15 200,000 101 .90 204
202
City of Pilot Point Special Assessment 05/13/22 120,000 100 .00 120
123
City of Pilot Point Special Assessment 05/13/22 300,000 100 .00 300
308
City of Pilot Point Special Assessment 06/10/22 150,000 100 .00 150
152
City of Pilot Point Special Assessment 06/10/22 200,000 100 .00 200
204
City of Pilot Point Special Assessment 06/10/22 204,000 100 .00 204
208
City of Princeton Special Assessment 04/24/18 130,000 100 .00 130
131
City of Princeton Special Assessment 08/27/19 100,000 100 .00 100
102
City of Princeton Special Assessment 08/27/19 100,000 100 .00 100
103
City of Princeton Special Assessment 08/27/19 100,000 100 .00 100
99
City of Princeton Special Assessment 08/27/19 300,000 103 .56 311
299
City of Princeton Special Assessment 06/23/20 161,000 100 .00 161
146
City of Princeton Special Assessment 06/23/20 325,000 100 .00 325
288
City of Princeton Special Assessment 06/23/20 225,000 100 .00 225
199
City of Princeton Special Assessment 06/23/20 125,000 100 .00 125
113
City of Princeton Special Assessment 05/25/21 185,000 101 .07 185
164
City of Princeton Special Assessment 03/29/22 100,000 100 .00 100
94
City of Princeton Special Assessment 06/28/22 270,000 100 .00 270
276
City of Princeton Special Assessment 06/28/22 175,000 100 .00 175
179
City of Red Oak Special Assessment 06/15/21 100,000 102 .74 103
88
City of Red Oak Special Assessment 06/15/21 100,000 98 .95 99
81
City of Royse Special Assessment Revenue Bonds 08/14/19 125,000 99 .45 124
119
City of Royse Special Assessment Revenue Bonds 06/30/20 100,000 102 .89 103
94
City of Royse Special Assessment Revenue Bonds 07/30/20 200,000 100 .72 201
185
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101 .04 101
97
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101 .40 101
94
City of San Marcos Special Assessment 12/16/21 100,000 100 .00 100
88
City of Santa Fe Special Assessment 03/25/22 509,000 100 .00 509
498
City of Santa Fe Special Assessment 03/25/22 859,000 100 .00 859
861
City of Scranton General Obligation Unlimited 08/30/17 1,275,000 104 .96 1,338
1,368
City of Sinton Special Assessment 01/19/22 100,000 100 .00 100
98
City of Sinton Special Assessment 01/19/22 100,000 100 .00 100
96

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
290 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of South Charleston Revenue Bonds 01/14/22 185,000 100 .00 185
163
City of South Charleston Revenue Bonds 01/14/22 165,000 100 .00 165
151
City of South Charleston Revenue Bonds 01/14/22 1,150,000 100 .37 1,155
950
City of South Charleston Revenue Bonds 01/14/22 100,000 100 .37 100
85
City of Waxahachie Special Assessment 05/17/22 100,000 100 .00 100
103
Cleveland-Cuyahoga County Port Authority Tax Allocation 08/19/21 100,000 100 .00 100
84
Cleveland-Cuyahoga County Port Authority Tax Allocation 09/02/21 100,000 101 .73 102
85
CMFA Special Finance Agency Revenue Bonds 11/10/21 285,000 91 .36 260
199
CMFA Special Finance Agency VIII Revenue Bonds 11/01/21 350,000 91 .97 322
264
Colorado Educational & Cultural Facilities Authority Revenue Bonds 12/21/20 330,000 108 .90 359
330
Colorado Educational & Cultural Facilities Authority Revenue Bonds 02/01/22 1,180,000 100 .77 1,189
974
Colorado Educational & Cultural Facilities Authority Revenue Bonds 04/07/22 435,000 100 .10 435
390
Connecticut State Health & Educational Facilities Authority Revenue Bonds 12/18/19 1,000,000 114 .22 1,142
1,048
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 900,000 103 .93 944
911
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 103 .89 104
102
Conroe Local Government Corp. Revenue Bonds 08/13/21 100,000 108 .78 109
86
Coral Junction Public Infrastructure District No. 1 Special Assessment 05/26/22 150,000 100 .00 150
151
Cordova Palms Community Development District Special Assessment 12/13/21 1,940,000 105 .70 2,051
1,706
Corkscrew Farms Community Development District Special Assessment 12/13/17 100,000 100 .00 100
100
Corkscrew Farms Community Development District Special Assessment 12/13/17 50,000 100 .00 50
50
County of Frederick Educational Facilities Revenue Bonds 01/19/18 1,705,000 105 .93 1,806
1,719
County of Frederick Special Tax 10/29/20 235,000 97 .93 230
219
County of Gallatin Revenue Bonds 12/09/21 1,000,000 103 .15 1,032
811
County of Medina Special Assessment 03/11/21 100,000 100 .00 100
89
County of Prince George's Special Obligation Tax Allocation 11/16/18 115,000 98 .88 114
117
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 975,000 100 .00 975
881
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 280,000 100 .00 280
261
Creekwalk Marketplace Business Improvement District Revenue Bonds 12/22/21 555,000 100 .59 560
512
CSCDA Community Improvement Authority Revenue Bonds 11/24/21 1,000,000 87 .06 871
753
CSCDA Community Improvement Authority Revenue Bonds 03/03/22 940,000 85 .15 800
699
CSCDA Community Improvement Authority Revenue Bonds 03/09/22 325,000 92 .56 301
274
CSCDA Community Improvement Authority Revenue Bonds 05/18/22 1,000,000 64 .57 646
753
CSCDA Community Improvement Authority Revenue Bonds 06/02/22 1,250,000 87 .38 1,092
1,043
Dauphin County General Authority Revenue Bonds 01/05/18 1,000,000 98 .01 980
1,015
Dauphin County General Authority Revenue Bonds 12/21/20 850,000 100 .00 850
915
Dauphin County General Authority Revenue Bonds 12/21/20 2,700,000 104 .81 2,832
2,919
Davenport Road South Community Development District Special Assessment 02/06/18 100,000 98 .90 99
102
Davenport Road South Community Development District Special Assessment 02/06/18 150,000 98 .92 148
153
Denver Health & Hospital Authority Revenue Bonds 08/23/17 300,000 108 .47 325
319
Denver Health & Hospital Authority Revenue Bonds 08/23/17 100,000 108 .53 109
110
Denver Health & Hospital Authority Revenue Bonds 08/23/17 230,000 109 .44 252
252
Denver Health & Hospital Authority Revenue Bonds 08/23/17 220,000 109 .47 241
244
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98 .39 197
198
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98 .98 198
199
Denver Urban Renewal Authority Tax Allocation 10/11/18 585,000 99 .21 582
604
District of Columbia Revenue Bonds 03/28/22 500,000 105 .38 527
509
Dutchess County Local Development Corp. Revenue Bonds 12/16/20 275,000 105 .61 290
282
Dutchess County Local Development Corp. Revenue Bonds 12/16/20 2,000,000 104 .12 2,026
2,040
DW Bayview Community Development District Special Assessment 02/05/21 50,000 103 .55 52
44
DW Bayview Community Development District Special Assessment 02/05/21 75,000 99 .65 75
63
Eagle Pointe Community Development District Special Assessment 07/15/20 50,000 100 .00 50
47
Eagle Pointe Community Development District Special Assessment 07/15/20 225,000 101 .32 228
202
East Bonita Beach Road Community Development District Special Assessment 08/29/18 625,000 100 .00 625
636
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 101 .02 101
97
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 99 .90 100
94
Entrada Community Development District Special Assessment 09/23/21 100,000 105 .29 105
88
Erie Tobacco Asset Securitization Corp. Revenue Bonds 02/02/21 4,000,000 5 .12 205
234
Fairfield Community Facilities District Special Tax 06/26/20 150,000 107 .32 161
159

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 291
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Fiddlers Business Improvement District General Obligation Unlimited 05/13/22 1,250,000 100 .00 1,250
1,315
Finance Authority of Maine Revenue Bonds 12/17/21 125,000 100 .00 125
103
Florida Development Finance Corp. Revenue Bonds 04/02/19 1,965,000 100 .00 1,965
1,894
Florida Development Finance Corp. Revenue Bonds 04/02/19 870,000 100 .00 870
852
Florida Development Finance Corp. Revenue Bonds 04/02/19 115,000 100 .00 115
114
Florida Development Finance Corp. Revenue Bonds 07/23/20 115,000 103 .66 119
114
Florida Development Finance Corp. Revenue Bonds 07/29/20 685,000 113 .08 775
700
Florida Development Finance Corp. Revenue Bonds 09/04/20 160,000 101 .72 163
152
Florida Development Finance Corp. Revenue Bonds 09/04/20 100,000 103 .00 103
99
Florida Development Finance Corp. Revenue Bonds 10/21/20 220,000 101 .17 223
222
Florida Development Finance Corp. Revenue Bonds 10/21/20 125,000 101 .90 127
127
Florida Development Finance Corp. Revenue Bonds 12/11/20 1,470,000 95 .81 1,408
1,469
Florida Development Finance Corp. Revenue Bonds 06/04/21 100,000 106 .76 107
83
Florida Development Finance Corp. Revenue Bonds 06/04/21 200,000 92 .69 185
156
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 100 .00 100
92
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 111 .63 112
77
Florida Development Finance Corp. Revenue Bonds 09/24/21 500,000 101 .99 510
422
Florida Development Finance Corp. Revenue Bonds 02/04/22 2,000,000 98 .01 1,960
1,987
Florida Development Finance Corp. Revenue Bonds 05/31/22 405,000 97 .84 396
389
Florida Development Finance Corp. Revenue Bonds 05/31/22 315,000 98 .14 309
303
Florida Development Finance Corp. Revenue Bonds 07/20/22 200,000 100 .00 200
201
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/25/18 1,350,000 104 .12 1,406
1,357
Forest Lake Community Development District Special Assessment 05/06/22 620,000 100 .00 620
635
Forest Lake Community Development District Special Assessment 05/06/22 700,000 100 .00 700
719
General Authority of Southcentral Pennsylvania Revenue Bonds 08/17/18 1,765,000 107 .18 1,892
1,891
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 60,000 100 .00 60
55
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 2,120,000 94 .13 1,771
1,939
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 60,000 108 .63 65
60
Harmony West Community Development District Special Assessment 06/19/18 1,185,000 100 .00 1,185
1,208
Hastings Campus Housing Finance Authority Revenue Bonds 10/14/20 3,500,000 102 .70 3,595
3,561
Hawks Point Community Development District Special Assessment 06/23/17 185,000 103 .20 191
188
Hills Minneola Community Development District Special Assessment 07/16/20 60,000 100 .00 60
56
Hills Minneola Community Development District Special Assessment 07/16/20 130,000 97 .94 127
115
Horizon Metropolitan District No. 2 General Obligation Limited 07/28/21 500,000 100 .00 500
372
I-470 Western Gateway Transportation Development District Revenue Bonds 02/21/19 250,000 100 .00 250
255
Illinois Finance Authority Revenue Bonds 05/04/21 705,000 119 .85 845
730
Illinois Finance Authority Revenue Bonds 12/03/21 250,000 101 .88 255
210
Illinois Finance Authority Revenue Bonds 12/03/21 250,000 102 .64 257
213
Illinois Finance Authority Revenue Bonds 12/16/21 3,250,000 108 .11 3,553
2,891
Illinois Finance Authority Revenue Bonds 07/08/22 2,000,000 101 .22 2,024
2,062
Independent Cities Finance Authority Revenue Bonds 03/12/21 900,000 111 .55 1,004
910
Juban Trails Community Development District Special Assessment 03/03/22 100,000 100 .00 100
86
Kansas City Land Clearance Redevelopment Authority Tax Allocation 01/10/18 1,500,000 100 .35 1,505
1,303
K-Bar Ranch II Community Development District Special Assessment 12/19/17 275,000 100 .00 275
270
K-Bar Ranch II Community Development District Special Assessment 12/19/17 185,000 100 .00 185
185
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 1,000,000 100 .00 1,000
600
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 250,000 100 .00 250
150
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 200,000 100 .00 200
187
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 100,000 99 .34 99
95
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 98 .96 99
101
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99 .38 99
102
Lakewood Ranch Stewardship District Special Assessment 09/18/20 145,000 100 .00 145
124
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100 .00 100
101
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100 .00 100
100
Lee County Industrial Development Authority Revenue Bonds 12/11/17 1,640,000 100 .00 1,640
1,393
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 06/10/21 250,000 97 .54 244
222

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
292 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 230,000 102 .52 236
187
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 265,000 102 .76 272
220
Louisiana Public Facilities Authority Revenue Bonds 06/24/22 150,000 98 .45 148
153
Louisiana Public Facilities Authority Revenue Bonds 06/24/22 100,000 99 .13 99
102
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 150,000 98 .92 148
152
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 100,000 99 .72 100
102
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 109 .92 55
49
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 110 .79 55
50
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101 .62 117
121
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101 .89 117
121
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 225,000 100 .00 225
223
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 109 .72 110
83
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 125,000 110 .74 138
107
Maricopa County Industrial Development Authority Revenue Bonds 02/11/22 600,000 103 .37 620
556
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 04/28/22 100,000 100 .51 101
101
Massachusetts Development Finance Agency Revenue Bonds 12/07/17 1,250,000 106 .71 1,334
1,316
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 150,000 100 .00 150
158
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 100,000 100 .00 100
106
Massachusetts Development Finance Agency Revenue Bonds 07/08/21 1,300,000 110 .60 1,438
1,207
McJunkin Parkland Community Development District Special Assessment 11/01/18 250,000 98 .57 246
256
McJunkin Parkland Community Development District Special Assessment 11/01/18 200,000 99 .18 198
207
Medical School Campus Public Infrastructure District General Obligation
Limited 08/19/20 750,000 100 .00 750
673
Metropolitan Government Nashville & Davidson County Industrial
Development Board Special Assessment 11/05/21 100,000 100 .00 100
87
Metropolitan Government Nashville & Davidson County Industrial
Development Board Special Assessment 11/05/21 175,000 35 .74 63
59
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 130,000 98 .15 128
126
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 185,000 98 .42 182
179
Mida Golf and Equestrian Center Public Infrastructure District General
Obligation Limited 06/06/22 1,500,000 80 .85 1,213
1,229
Mida Mountain Village Public Infrastructure District Special Assessment 08/21/20 1,000,000 100 .00 1,000
970
Mission Economic Development Corp. Revenue Bonds 10/30/18 1,150,000 99 .91 1,149
1,179
Mississippi Business Finance Corp. Revenue Bonds 09/06/19 1,460,000 101 .05 1,475
1,295
Mississippi Development Bank Revenue Bonds 10/01/21 200,000 104 .89 210
178
Mississippi Development Bank Revenue Bonds 10/01/21 950,000 105 .99 1,007
892
Mississippi Development Bank Revenue Bonds 10/01/21 900,000 106 .22 956
853
Mississippi Development Bank Revenue Bonds 10/01/21 1,025,000 106 .69 1,094
981
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 116 .52 117
108
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 116 .76 117
109
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 116 .97 117
111
Mohegan Tribal Finance Authority Revenue Bonds 03/08/16 600,000 99 .69 598
608
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 100,000 100 .00 100
94
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 175,000 100 .00 175
166
Naples Reserve Community Development District Special Assessment 05/10/18 40,000 99 .45 40
41
Naples Reserve Community Development District Special Assessment 05/10/18 190,000 99 .64 189
192
Nevada Department of Business & Industry Revenue Bonds 08/31/17 1,100,000 102 .99 1,133
1,110
New Hampshire Business Finance Authority Revenue Bonds 09/26/19 100,000 100 .00 100
90
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 310,000 100 .00 310
274
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 180,000 100 .00 180
157
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 08/21/19 100,000 110 .43 110
101
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 06/10/20 1,000,000 101 .69 1,017
1,005
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,000,000 101 .91 1,019
819
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,185,000 109 .61 1,289
1,025
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 200,000 112 .41 225
179
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,000,000 113 .68 1,137
932
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/02/22 515,000 102 .75 529
435
New York Liberty Development Corp. Revenue Bonds 03/21/17 7,525,000 98 .52 7,384
7,570
New York Liberty Development Corp. Revenue Bonds 07/28/22 550,000 102 .94 566
567

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 293
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
New York State Dormitory Authority Revenue Bonds 06/16/15 400,000 102 .99 412
414
New York State Dormitory Authority Revenue Bonds 02/08/17 900,000 105 .10 946
969
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 300,000 100 .00 300
297
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 100,000 100 .00 100
98
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 60,000 100 .00 60
60
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 390,000 100 .38 391
392
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 75,000 99 .34 75
69
North Powerline Road Community Development District Special Assessment 05/26/22 200,000 100 .00 200
202
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 100,000 100 .00 100
103
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 120,000 100 .00 120
120
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 1,190,000 101 .78 1,212
1,197
Oregon State Facilities Authority Revenue Bonds 09/23/16 1,000,000 110 .28 1,103
991
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 103 .86 1,039
969
Parish of St. James Revenue Bonds 05/20/20 1,000,000 100 .00 1,000
1,053
Parish of St. James Revenue Bonds 05/20/20 125,000 100 .00 125
141
Parish of St. James Revenue Bonds 05/20/20 100,000 100 .00 100
113
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 200,000 111 .47 223
199
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 900,000 111 .84 1,007
909
Pima County Industrial Development Authority Revenue Bonds 05/22/20 25,000 100 .00 25
25
Pima County Industrial Development Authority Revenue Bonds 05/22/20 50,000 100 .00 50
50
Pine Isle Community Development District Special Assessment 11/04/21 1,000,000 104 .58 1,046
878
Port Beaumont Navigation District Revenue Bonds 01/30/20 210,000 100 .00 210
212
Port Beaumont Navigation District Revenue Bonds 06/22/20 570,000 99 .15 565
473
Port Beaumont Navigation District Revenue Bonds 08/04/21 100,000 100 .00 100
77
Port Beaumont Navigation District Revenue Bonds 08/04/21 325,000 89 .57 291
237
Port Beaumont Navigation District Revenue Bonds 10/26/21 1,700,000 85 .90 1,485
1,167
Port of Beaumont Industrial Development Authority Revenue Bonds 08/04/21 1,900,000 100 .00 1,900
1,733
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 125,000 99 .18 124
107
Prairie Center Metropolitan District No. 3 Revenue Bonds 10/13/17 500,000 99 .63 498
500
Public Finance Authority Revenue Bonds 04/07/17 750,000 103 .12 773
733
Public Finance Authority Revenue Bonds 04/07/17 630,000 103 .32 651
627
Public Finance Authority Revenue Bonds 02/21/19 525,000 101 .01 526
539
Public Finance Authority Revenue Bonds 05/01/19 15,000 100 .55 15
15
Public Finance Authority Revenue Bonds 05/01/19 100,000 101 .63 102
98
Public Finance Authority Revenue Bonds 05/01/19 25,000 101 .41 25
25
Public Finance Authority Revenue Bonds 11/27/19 1,000,000 100 .00 1,000
884
Public Finance Authority Revenue Bonds 12/11/19 1,000,000 112 .53 1,125
1,043
Public Finance Authority Revenue Bonds 07/30/20 35,000 100 .28 35
34
Public Finance Authority Revenue Bonds 07/30/20 125,000 102 .62 128
124
Public Finance Authority Revenue Bonds 07/30/20 50,000 104 .22 52
51
Public Finance Authority Revenue Bonds 08/10/20 150,000 106 .84 160
152
Public Finance Authority Revenue Bonds 08/28/20 450,000 105 .14 473
447
Public Finance Authority Revenue Bonds 08/28/20 200,000 105 .79 212
201
Public Finance Authority Revenue Bonds 09/16/20 65,000 105 .82 69
67
Public Finance Authority Revenue Bonds 12/03/20 350,000 109 .32 383
343
Public Finance Authority Revenue Bonds 03/26/21 935,000 94 .73 886
821
Public Finance Authority Revenue Bonds 03/26/21 875,000 98 .48 862
759
Public Finance Authority Revenue Bonds 05/28/21 100,000 108 .31 108
91
Public Finance Authority Revenue Bonds 05/28/21 100,000 108 .95 109
94
Public Finance Authority Revenue Bonds 08/02/21 850,000 94 .36 802
666
Public Finance Authority Revenue Bonds 09/30/21 125,000 103 .26 129
98
Public Finance Authority Revenue Bonds 09/30/21 175,000 104 .08 182
141
Public Finance Authority Revenue Bonds 11/10/21 890,000 101 .81 906
709
Public Finance Authority Revenue Bonds 11/18/21 845,000 108 .20 914
830
Public Finance Authority Revenue Bonds 11/18/21 1,000,000 108 .84 1,088
963
Public Finance Authority Revenue Bonds 11/19/21 125,000 100 .44 126
108
Public Finance Authority Revenue Bonds 11/19/21 285,000 104 .42 298
251
Public Finance Authority Revenue Bonds 01/21/22 1,600,000 103 .94 1,663
1,349

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
294 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Public Finance Authority Revenue Bonds 01/21/22 100,000 105 .38 105
89
Public Finance Authority Revenue Bonds 03/11/22 275,000 102 .47 282
251
Public Finance Authority Revenue Bonds 03/31/22 2,475,000 100 .00 2,475
2,562
Public Finance Authority Revenue Bonds 04/14/22 150,000 100 .00 150
144
Public Finance Authority Revenue Bonds 04/14/22 100,000 100 .78 101
98
Public Finance Authority Revenue Bonds 04/14/22 150,000 98 .30 147
142
Public Finance Authority Revenue Bonds 05/25/22 175,000 97 .56 171
176
Public Finance Authority Revenue Bonds 05/25/22 300,000 98 .16 294
302
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 350,000 100 .00 350
332
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 100,000 84 .84 85
85
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/21 2,000,000 117 .56 2,351
2,068
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/21 1,625,000 116 .62 1,895
1,643
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/12/21 2,280,000 108 .89 2,485
2,045
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/12/21 1,250,000 119 .15 1,490
1,296
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100 .00 600
577
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100 .00 600
577
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 900,000 100 .00 900
878
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 975,000 120 .41 1,174
1,019
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 540,000 100 .00 540
549
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 895,000 100 .00 895
905
Red Bridge Public Infrastructure District No. 1 General Obligation Limited 07/01/21 500,000 100 .00 500
413
Rockdale County Development Authority Revenue Bonds 05/16/18 225,000 100 .47 226
219
Rolling Oaks Community Development District Special Assessment 10/24/18 100,000 100 .00 100
103
Rolling Oaks Community Development District Special Assessment 10/24/18 200,000 100 .00 200
205
Sandmine Road Community Development District Special Assessment 08/14/20 15,000 100 .00 15
14
Sandmine Road Community Development District Special Assessment 08/14/20 25,000 100 .00 25
23
Sandmine Road Community Development District Special Assessment 08/14/20 60,000 100 .00 60
53
Sandmine Road Community Development District Special Assessment 08/14/20 50,000 99 .14 50
42
Seminole County Industrial Development Authority Revenue Bonds 07/01/21 135,000 111 .18 150
112
Seminole County Industrial Development Authority Revenue Bonds 08/03/21 100,000 112 .56 113
81
Shell Point Community Development District Special Assessment 02/13/19 100,000 100 .00 100
102
Shell Point Community Development District Special Assessment 02/13/19 175,000 99 .64 174
178
Sherwood Manor Community Development District Special Assessment 10/22/18 200,000 98 .69 197
204
South Carolina Jobs-Economic Development Authority Revenue Bonds 07/30/21 100,000 100 .00 100
102
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 425,000 97 .49 414
384
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 500,000 99 .10 495
460
Southern Ohio Port Authority Revenue Bonds 09/24/20 625,000 97 .35 608
561
Southern Ohio Port Authority Revenue Bonds 04/08/21 275,000 112 .64 310
257
Southshore Bay Community Development District Special Assessment 08/25/21 715,000 100 .00 715
612
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 140,000 100 .88 141
145
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 230,000 100 .97 232
239
State of Hawaii Department of Budget & Finance Revenue Bonds 12/04/15 2,210,000 102 .23 2,259
2,226
State of Ohio Revenue Bonds 11/14/19 275,000 106 .28 292
251
State of Ohio Revenue Bonds 12/05/19 110,000 108 .66 120
106
Steel Point Infrastructure Improvement District Tax Allocation 09/30/21 100,000 101 .77 102
87
Stonewater Community Development District Special Assessment 10/13/21 100,000 104 .56 105
88
Stoneybrook South at Championsgate Community Development District Special
Assessment 11/25/20 1,000,000 100 .00 1,000
839
Storey Park Community Development District Special Assessment 05/25/21 50,000 104 .10 52
44
Storey Park Community Development District Special Assessment 05/25/21 650,000 98 .82 642
538
Timber Creek Community Development District Special Assessment 06/20/18 1,000,000 98 .20 982
1,013
Tolomato Community Development District Special Assessment 03/15/18 100,000 99 .27 99
103
Touchstone Community Development District Special Assessment 02/02/18 100,000 99 .26 99
100
Touchstone Community Development District Special Assessment 02/02/18 100,000 99 .38 99
101
Town of Argyle Special Assessment 01/24/18 145,000 100 .00 145
148
Town of Argyle Special Assessment 01/24/18 100,000 100 .00 100
100
Town of Little Elm Special Assessment 12/06/17 100,000 100 .34 100
101

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 295
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Town of Little Elm Special Assessment 11/07/18 727,000 100 .00 727
765
Town of Little Elm Special Assessment 12/22/21 100,000 100 .00 100
85
Town of Little Elm Special Assessment 12/22/21 100,000 99 .02 99
84
Triple Creek Community Development District Special Assessment 11/08/18 265,000 98 .58 261
270
Tulsa Authority for Economic Opportunity Tax Allocation 08/24/21 745,000 98 .54 734
593
Tulsa Authority for Economic Opportunity Tax Allocation 09/16/21 160,000 99 .03 158
129
Tuscaloosa County Industrial Development Authority Revenue Bonds 04/17/19 1,709,000 98 .16 1,678
1,596
Two Lakes Community Development District Special Assessment 06/19/17 290,000 100 .00 290
292
Two Lakes Community Development District Special Assessment 06/19/17 200,000 102 .49 205
204
UIPA Crossroads Public Infrastructure District Revenue Bonds 12/28/21 1,000,000 100 .00 1,000
900
Union County Improvement Authority Revenue Bonds 10/23/19 600,000 100 .71 604
539
Union Park East Community Development District Special Assessment 06/15/18 500,000 102 .76 514
513
Upper Dauphin Industrial Development Authority Revenue Bonds 07/27/22 380,000 100 .00 380
383
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 01/23/20 100,000 105 .86 106
91
Utah Charter School Finance Authority Revenue Bonds 11/17/21 450,000 100 .59 453
332
Utah Charter School Finance Authority Revenue Bonds 12/14/21 1,420,000 102 .33 1,453
1,118
Utah Charter School Finance Authority Revenue Bonds 12/14/21 890,000 102 .33 911
733
Utah Charter School Finance Authority Revenue Bonds 12/14/21 555,000 104 .25 579
518
Utah Charter School Finance Authority Revenue Bonds 06/16/22 500,000 100 .00 500
516
V-Dana Community Development District Special Assessment 07/23/20 100,000 98 .32 98
88
Ventana Community Development District Special Assessment 03/01/18 500,000 97 .51 488
507
Ventana Community Development District Special Assessment 03/01/18 500,000 98 .07 490
509
Veranda Community Development District II Special Assessment 02/24/21 65,000 100 .00 65
55
Veranda Community Development District II Special Assessment 02/24/21 60,000 101 .62 61
52
Verano No. 1 Community Development District Special Assessment 05/04/17 100,000 98 .68 99
100
Verano No. 1 Community Development District Special Assessment 05/30/17 100,000 100 .00 100
100
Vermont Economic Development Authority Revenue Bonds 05/20/22 175,000 100 .00 175
177
Village at Southgate Metropolitan District General Obligation Limited 05/04/18 1,375,000 100 .00 1,375
1,390
Village Community Development District No. 12 Special Assessment 03/16/18 655,000 100 .00 655
663
Village Community Development District No. 13 Special Assessment 09/11/20 585,000 100 .00 585
474
Village Community Development District No. 13 Special Assessment 09/11/20 265,000 100 .00 265
225
Virgin Islands Public Finance Authority Revenue Bonds 09/20/19 450,000 101 .17 455
425
Washington Economic Development Finance Authority Revenue Bonds 12/15/20 1,000,000 104 .22 1,042
1,032
Washington State Housing Finance Commission Revenue Bonds 09/19/19 200,000 107 .72 215
188
Washington State Housing Finance Commission Revenue Bonds 09/19/19 150,000 108 .39 163
143
Washington State Housing Finance Commission Revenue Bonds 09/10/21 3,000,000 105 .05 3,151
2,647
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100 .00 150
152
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100 .00 150
153
West Port Community Development District Special Assessment 08/05/20 1,700,000 101 .87 1,732
1,495
West Port Community Development District Special Assessment 07/27/22 50,000 100 .00 50
50
Western Regional Off-Track Betting Corp. Revenue Bonds 08/27/21 115,000 98 .88 114
95
Westside Community Development District Special Assessment 09/20/19 100,000 100 .00 100
96
Westside Community Development District Special Assessment 09/20/19 100,000 99 .82 100
96
Wildblue Community Development District Special Assessment 05/23/19 125,000 100 .00 125
122
Wildblue Community Development District Special Assessment 05/23/19 250,000 100 .28 251
241
Winsome Metropolitan District No. 3 General Obligation Limited 07/08/21 500,000 100 .00 500 434
277,758
For a description of restricted securities see note 5 in the Notes to Quarterly Report.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
296 Tax-Exempt High Yield Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 10 Year Treasury Note Futures 158 USD 19,140 09/22
(165)
United States 10 Year Ultra Treasury Note Futures 268 USD 35,175 09/22
(545)
United States Treasury Long Bond Futures 175 USD 25,200 09/22
(534)
United States Treasury Ultra Bond Futures 76 USD 12,032 09/22 (48)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,292)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Municipal Bonds
Alabama $ — $ 19,683 $ — $ — $ 19,683
Alaska — 3,268 — — 3,268
Arizona — 26,719 — — 26,719
Arkansas — 9,430 — — 9,430
California — 154,812 — — 154,812
Colorado — 70,661 — — 70,661
Connecticut — 15,062 — — 15,062
Delaware — 1,214 — — 1,214
District of Columbia — 15,718 — — 15,718
Florida — 174,329 — — 174,329
Georgia — 26,106 — — 26,106
Guam — 15,716 — — 15,716
Hawaii — 4,990 — — 4,990
Idaho — 1,243 — — 1,243
Illinois — 146,565 — — 146,565
Indiana — 6,969 — — 6,969
Iowa — 12,544 — — 12,544
Kansas — 1,024 — — 1,024
Kentucky — 8,360 — — 8,360
Louisiana — 29,772 — — 29,772
Maine — 5,419 — — 5,419
Maryland — 22,724 — — 22,724
Massachusetts — 11,988 — — 11,988
Michigan — 35,347 — — 35,347
Minnesota — 11,437 — — 11,437
Mississippi — 22,782 — — 22,782
Missouri — 13,767 — — 13,767
Montana — 2,385 — — 2,385
Nevada — 5,637 — — 5,637
New Hampshire — 6,359 — — 6,359

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 297
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
New Jersey — 70,716 — — 70,716
New Mexico — 130 — — 130
New York — 124,879 — — 124,879
North Carolina — 13,766 — — 13,766
North Dakota — 4,458 — — 4,458
Ohio — 57,802 — — 57,802
Oklahoma — 7,572 — — 7,572
Oregon — 10,814 — — 10,814
Pennsylvania — 85,767 — — 85,767
Puerto Rico — 95,753 — — 95,753
Rhode Island — 2,390 — — 2,390
South Carolina — 10,124 — — 10,124
South Dakota — 2,415 — — 2,415
Tennessee — 9,937 — — 9,937
Texas — 105,436 — — 105,436
Utah — 18,034 515 — 18,549
Vermont — 2,435 — — 2,435
Virgin Islands — 10,872 — — 10,872
Virginia — 23,714 — — 23,714
Washington — 23,560 — — 23,560
West Virginia — 4,420 — — 4,420
Wisconsin — 44,551 — — 44,551
Wyoming — 975 — — 975
Short-Term Investments — — — 28,821 28,821
Total Investments
$ — $ 1,612,550 $ 515 $ 28,821 $ 1,641,886
Other Financial Instruments
T
Liabilities
Futures Contracts (1,292) — — — (1,292)
Total Other Financial Instruments
*
$ (1,292) $ — $ — $ — $ (1,292)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2022, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2022, were less than 1% of net assets.

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
298 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 97.5%
Alabama - 2.0%
Alabama Community College System Board of Trustees Revenue Bonds (µ) 150 4.000 01/01/33 160
Alabama Community College System Board of Trustees Revenue Bonds (µ) 200 4.000 01/01/34 212
Alabama Community College System Board of Trustees Revenue Bonds (µ) 300 4.000 01/01/36 315
Alabama Community College System Board of Trustees Revenue Bonds (µ) 530 4.000 01/01/38 552
Alabama Community College System Board of Trustees Revenue Bonds (µ) 380 4.000 01/01/39 394
Alabama Community College System Enhancements Fee Revenue Bonds (µ) 425 4.000 09/01/35 442
Alabama Community College System Enhancements Fee Revenue Bonds (µ) 750 4.000 09/01/37 776
Alabama Community College System Enhancements Fee Revenue Bonds (µ) 645 4.000 09/01/38 666
Alabama Community College System Enhancements Fee Revenue Bonds (µ) 625 4.000 09/01/39 644
Alabama Community College System Enhancements Fee Revenue Bonds (µ) 610 4.000 09/01/40 627
Alabama Community College System Enhancements Fee Revenue Bonds (µ) 525 4.000 09/01/41 538
Alabama Community College System Enhancements Fee Revenue Bonds (µ) 1,495 4.000 09/01/46 1,518
Alabama Community College System Revenue Bonds (µ) 210 3.000 11/01/22 211
Alabama Community College System Revenue Bonds (µ) 235 4.000 11/01/25 249
Alabama Federal Aid Highway Finance Authority Revenue Bonds 1,725 5.000 09/01/28 1,986
Bessemer Governmental Utility Services Corp. Revenue Bonds (µ) 1,000 5.000 06/01/31 1,122
Birmingham Airport Authority Revenue Bonds (µ) 700 5.000 07/01/28 802
Birmingham Airport Authority Revenue Bonds (µ) 760 5.000 07/01/29 883
Birmingham Airport Authority Revenue Bonds (µ) 1,000 4.000 07/01/37 1,039
Birmingham Airport Authority Revenue Bonds (µ) 700 4.000 07/01/39 720
Birmingham Airport Authority Revenue Bonds (µ) 600 4.000 07/01/40 613
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 4,725 4.000 12/01/25 4,850
Black Belt Energy Gas District Revenue Bonds (SIFMA Municipal Swap Index +
0.350%)(ae)(Ê) 27,000 1.680 12/01/26 25,707
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 2,000 4.000 06/01/27 2,079
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 365 4.000 12/01/31 375
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds 2,000 5.000 06/01/32 2,113
City of Gadsden General Obligation Unlimited (µ) 1,690 5.000 08/01/27 1,921
City of Montgomery General Obligation Unlimited 500 4.000 12/01/35 526
City of Montgomery General Obligation Unlimited 500 4.000 12/01/37 519
County of Jefferson Sewer Revenue Bonds 2,230 5.000 10/01/22 2,242
County of Jefferson Sewer Revenue Bonds 250 6.500 10/01/53 274
Homewood Educational Building Authority Revenue Bonds (µ) 485 5.000 12/01/26 491
Homewood Educational Building Authority Revenue Bonds (µ)(ae) 2,750 5.000 12/01/41 2,782
Limestone County Board of Education Special Tax (µ) 1,000 5.000 11/01/30 1,042
Limestone County Board of Education Special Tax (µ) 1,000 5.000 11/01/31 1,042
Mobile County Board of School Commissioners Special Tax (µ) 675 4.000 03/01/24 698
Mobile County Board of School Commissioners Special Tax (µ) 575 5.000 03/01/25 619
Montgomery County Public Facilities Authority Revenue Bonds 690 4.000 03/01/38 732
Montgomery County Public Facilities Authority Revenue Bonds 420 4.000 03/01/39 443
Montgomery County Public Facilities Authority Revenue Bonds 400 4.000 03/01/41 417
Phoenix City Board of Education School Warrants Special Tax (µ) 2,140 4.000 08/01/39 2,186
Prichard Waterworks and Sewer Board Water Revenue Bonds 210 2.250 11/01/27 166
Prichard Waterworks and Sewer Board Water Revenue Bonds 550 2.375 11/01/28 427
Prichard Waterworks and Sewer Board Water Revenue Bonds 1,590 4.000 11/01/37 1,251
Prichard Waterworks and Sewer Board Water Revenue Bonds 1,670 4.000 11/01/38 1,300
Southeast Alabama Gas Supply District Revenue Bonds 760 4.000 06/01/24 777
Southeast Alabama Gas Supply District Revenue Bonds (USD 1 Month LIBOR +
0.850%)(ae)(Ê) 2,000 1.155 06/01/49 1,956
Southeast Energy Authority A Cooperative District Revenue Bonds (~)(ae)(Ê) 5,000 5.000 08/01/28 5,355

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 299
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
University of South Alabama Revenue Bonds (µ) 1,530 5.000 11/01/24 1,635
University of South Alabama Revenue Bonds (µ) 1,695 5.000 11/01/25 1,854
University of South Alabama Revenue Bonds (µ) 1,000 5.000 10/01/31 1,120
University of South Alabama Revenue Bonds (µ) 715 5.000 10/01/32 799
University of South Alabama Revenue Bonds (µ) 325 5.000 10/01/36 360
University of West Alabama Revenue Bonds (µ) 200 5.000 01/01/28 223
University of West Alabama Revenue Bonds (µ) 200 5.000 01/01/29 226
University of West Alabama Revenue Bonds (µ) 200 5.000 01/01/30 228
University of West Alabama Revenue Bonds (µ) 300 4.000 01/01/33 314
University of West Alabama Revenue Bonds (µ) 330 4.000 01/01/34 343
University of West Alabama Revenue Bonds (µ) 430 4.000 01/01/35 446
University of West Alabama Revenue Bonds (µ) 450 4.000 01/01/36 466
University of West Alabama Revenue Bonds (µ) 250 4.000 01/01/38 257
University of West Alabama Revenue Bonds (µ) 230 4.000 01/01/39 237
85,267
Alaska - 0.4%
Alaska Industrial Development & Export Authority Revenue Bonds 1,170 5.000 04/01/25 1,190
Alaska Industrial Development & Export Authority Revenue Bonds 785 5.000 06/01/28 825
Alaska Industrial Development & Export Authority Revenue Bonds 465 5.000 06/01/33 482
Alaska Municipal Bond Bank Authority Revenue Bonds 160 5.000 12/01/26 179
Alaska Municipal Bond Bank Authority Revenue Bonds 635 5.000 12/01/27 722
Alaska Municipal Bond Bank Authority Revenue Bonds 295 5.000 12/01/28 339
Alaska Municipal Bond Bank Authority Revenue Bonds 300 5.000 12/01/29 348
Alaska Municipal Bond Bank Authority Revenue Bonds 210 5.000 12/01/30 247
City of Valdez Revenue Bonds (~)(Ê) 3,400 0.270 05/01/31 3,400
Northern Tobacco Securitization Corp. Revenue Bonds 500 5.000 06/01/30 558
Northern Tobacco Securitization Corp. Revenue Bonds 20 0.500 06/01/31 20
Northern Tobacco Securitization Corp. Revenue Bonds 875 5.000 06/01/31 981
Northern Tobacco Securitization Corp. Revenue Bonds 875 5.000 06/01/32 977
Northern Tobacco Securitization Corp. Revenue Bonds 750 5.000 06/01/33 834
Northern Tobacco Securitization Corp. Revenue Bonds 1,000 4.000 06/01/34 1,019
State of Alaska International Airports System Revenue Bonds 1,375 4.000 10/01/32 1,441
State of Alaska International Airports System Revenue Bonds 1,180 4.000 10/01/33 1,230
State of Alaska International Airports System Revenue Bonds 1,000 4.000 10/01/34 1,038
State of Alaska International Airports System Revenue Bonds 825 4.000 10/01/35 852
16,682
Arizona - 1.6%
Arizona Health Facilities Authority Revenue Bonds (USD 3 Month LIBOR + 0.810%)
(Ê) 6,625 1.770 01/01/37 6,279
Arizona Health Facilities Authority Revenue Bonds (~)(Ê) 3,750 0.070 01/01/46 3,708
Arizona Industrial Development Authority Revenue Bonds 330 2.650 07/01/26 323
Arizona Industrial Development Authority Revenue Bonds 490 5.000 05/01/27 459
Arizona Industrial Development Authority Revenue Bonds 270 5.000 05/01/28 252
Arizona Industrial Development Authority Revenue Bonds 1,180 5.000 11/01/28 1,302
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,247
Arizona Industrial Development Authority Revenue Bonds 275 4.000 07/01/31 282
Arizona Industrial Development Authority Revenue Bonds (Þ) 265 3.000 12/15/31 232
Arizona Industrial Development Authority Revenue Bonds 1,450 5.000 11/01/32 1,581
Arizona Industrial Development Authority Revenue Bonds 1,100 5.000 11/01/35 1,180
Arizona Industrial Development Authority Revenue Bonds 1,050 5.000 11/01/37 1,123
Arizona Industrial Development Authority Revenue Bonds 1,890 4.000 11/01/39 1,863
Arizona Industrial Development Authority Revenue Bonds 1,000 5.000 11/01/39 1,063

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
300 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Industrial Development Authority Revenue Bonds 800 4.000 11/01/40 785
Arizona Industrial Development Authority Revenue Bonds 225 4.000 07/01/41 207
Arizona Industrial Development Authority Revenue Bonds 1,500 4.000 07/01/42 1,372
Arizona Industrial Development Authority Revenue Bonds 120 5.000 01/01/43 89
Arizona Industrial Development Authority Revenue Bonds 225 5.000 11/01/44 237
Arizona Industrial Development Authority Revenue Bonds 500 4.500 01/01/49 327
Arizona Industrial Development Authority Revenue Bonds 275 5.000 01/01/54 191
Arizona Transportation Board Revenue Bonds 2,735 5.000 07/01/25 2,902
Arizona Water Infrastructure Finance Authority Revenue Bonds 1,500 5.000 10/01/26 1,602
City of Glendale Excise Tax Revenue Bonds 2,505 5.000 07/01/29 2,842
City of Glendale Excise Tax Revenue Bonds 2,025 5.000 07/01/32 2,274
City of Mesa Utility System Revenue Bonds (µ) 1,000 5.000 07/01/34 1,161
City of Mesa Utility System Revenue Bonds 1,400 4.000 07/01/35 1,491
City of Mesa Utility System Revenue Bonds (µ) 1,025 5.000 07/01/41 1,166
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,000 5.000 07/01/44 1,132
City of Phoenix Civic Improvement Corp. Revenue Bonds 275 5.000 07/01/45 299
County of Pinal Revenue Bonds 1,775 5.000 08/01/25 1,887
Entertainment Center Community Facilities District Revenue Bonds 3,086 4.000 07/01/37 3,085
Festival Ranch Community Facilities District General Obligation Unlimited (µ) 850 4.000 07/15/36 882
Industrial Development Authority of the County of Pima (The) Revenue Bonds 500 5.000 04/01/32 566
Industrial Development Authority of the County of Pima (The) Revenue Bonds 575 5.000 04/01/33 647
Industrial Development Authority of the County of Pima (The) Revenue Bonds 795 5.000 04/01/34 890
Industrial Development Authority of the County of Pima (The) Revenue Bonds 410 4.000 04/01/35 418
Industrial Development Authority of the County of Pima (The) Revenue Bonds 420 4.000 04/01/36 427
Industrial Development Authority of the County of Pima (The) Revenue Bonds 450 4.000 04/01/37 456
Industrial Development Authority of the County of Pima (The) Revenue Bonds 520 4.000 04/01/38 525
Industrial Development Authority of the County of Pima (The) Revenue Bonds 700 4.000 04/01/39 705
Industrial Development Authority of the County of Pima (The) Revenue Bonds 675 4.000 04/01/40 679
La Paz County Industrial Development Authority Revenue Bonds 50 4.000 02/15/41 46
Maricopa County Industrial Development Authority Revenue Bonds 850 5.000 09/01/30 948
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 3.000 07/01/31 89
Maricopa County Industrial Development Authority Revenue Bonds 1,000 5.000 09/01/31 1,111
Maricopa County Industrial Development Authority Revenue Bonds 925 5.000 09/01/32 1,024
Maricopa County Industrial Development Authority Revenue Bonds 800 5.000 09/01/33 882
Maricopa County Industrial Development Authority Revenue Bonds 610 4.000 01/01/41 615
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 515 4.000 07/01/41 455
Maricopa County Pollution Control Corp. Revenue Bonds (~)(ae)(Ê) 2,000 3.000 06/01/24 2,022
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 325 5.000 07/01/29 369
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 250 5.000 07/01/30 283
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 675 4.000 07/01/36 731
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 440 4.000 07/01/37 473
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 500 4.000 07/01/38 524
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 530 4.000 07/01/39 554
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 560 4.000 07/01/40 584
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 125 5.000 07/01/28 141
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 215 5.000 07/01/29 242

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 301
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 765 5.000 07/01/30 861
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds 1,960 5.000 01/01/36 2,202
Salt Verde Financial Corp. Revenue Bonds 1,090 5.250 12/01/24 1,152
Salt Verde Financial Corp. Revenue Bonds 800 5.000 12/01/37 886
Student & Academic Services LLC Revenue Bonds (µ) 425 5.000 06/01/27 448
Student & Academic Services LLC Revenue Bonds (µ) 390 5.000 06/01/28 410
Tempe Industrial Development Authority Revenue Bonds 215 4.000 12/01/23 216
Tempe Industrial Development Authority Revenue Bonds 110 4.000 12/01/24 111
Yuma & La Paz Counties Community College District Revenue Bonds (µ) 340 4.000 07/01/31 369
Yuma & La Paz Counties Community College District Revenue Bonds (µ) 355 4.000 07/01/32 380
Yuma & La Paz Counties Community College District Revenue Bonds (µ) 370 4.000 07/01/33 393
Yuma & La Paz Counties Community College District Revenue Bonds (µ) 370 4.000 07/01/34 389
Yuma & La Paz Counties Community College District Revenue Bonds (µ) 350 4.000 07/01/35 364
69,412
Arkansas - 0.3%
Arkansas Development Finance Authority Revenue Bonds 200 4.000 07/01/24 203
Arkansas Development Finance Authority Revenue Bonds 190 4.000 07/01/26 194
Arkansas Development Finance Authority Revenue Bonds 230 4.000 07/01/28 233
Arkansas Development Finance Authority Revenue Bonds 50 3.000 07/01/32 45
Arkansas Development Finance Authority Revenue Bonds 955 4.000 06/01/35 1,015
Arkansas Development Finance Authority Revenue Bonds 230 3.125 07/01/36 197
Batesville Public Facilities Board Revenue Bonds 95 5.000 06/01/23 97
Batesville Public Facilities Board Revenue Bonds 140 5.000 06/01/24 146
Batesville Public Facilities Board Revenue Bonds 165 5.000 06/01/25 175
Batesville Public Facilities Board Revenue Bonds 230 5.000 06/01/26 248
Batesville Public Facilities Board Revenue Bonds 225 5.000 06/01/27 246
City of Fort Smith Water & Sewer Revenue Bonds 3,500 5.000 10/01/31 3,933
City of Hot Springs Waterworks Revenue Bonds (µ) 600 4.000 10/01/36 620
City of Hot Springs Waterworks Revenue Bonds (µ) 600 4.000 10/01/37 617
City of Sherwood Sales & Use Tax Revenue Bonds 495 4.000 12/01/30 529
County of Pulaski Revenue Bonds 1,000 5.000 03/01/29 1,100
Southern Arkansas University Revenue Bonds (µ) 1,005 4.000 03/01/33 1,025
Southern Arkansas University Revenue Bonds (µ) 1,500 4.000 03/01/36 1,520
University of Central Arkansas Revenue Bonds (µ) 400 3.250 11/01/33 400
University of Central Arkansas Revenue Bonds (µ) 325 5.000 11/01/36 349
12,892
California - 8.9%
Apple Valley Public Financing Authority Tax Allocation (µ) 500 4.000 06/01/31 551
Apple Valley Public Financing Authority Tax Allocation (µ) 1,350 4.000 06/01/36 1,405
Banning Unified School District General Obligation Unlimited (µ) 500 5.000 08/01/28 556
Bay Area Toll Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.300%)(ae)
(Ê) 1,750 1.630 04/01/27 1,693
Bay Area Toll Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.410%)(ae)
(Ê) 1,200 1.740 04/01/28 1,160
Beaumont Financing Authority Special Tax 995 5.000 09/01/45 1,028
Brea Redevelopment Agency Tax Allocation 600 5.000 08/01/32 671
Brentwood Infrastructure Financing Authority Special Assessment (µ) 995 5.000 09/02/29 1,059
Brentwood Union School District General Obligation Unlimited 200 5.000 08/01/32 220
Brentwood Union School District General Obligation Unlimited 250 5.000 08/01/33 275
Calexico Unified School District General Obligation Unlimited (µ) 680 4.000 08/01/42 694
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 275 4.000 08/01/28 286

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
302 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California County Tobacco Securitization Agency Revenue Bonds 60 4.000 06/01/49 60
California County Tobacco Securitization Agency Revenue Bonds 95 5.000 06/01/49 99
California Educational Facilities Authority Revenue Bonds 200 5.000 10/01/27 226
California Educational Facilities Authority Revenue Bonds 445 5.000 10/01/32 500
California Educational Facilities Authority Revenue Bonds 800 5.000 10/01/35 892
California Health Facilities Financing Authority Revenue Bonds 1,265 5.000 02/01/27 1,413
California Health Facilities Financing Authority Revenue Bonds (Þ) 875 2.125 11/15/27 829
California Health Facilities Financing Authority Revenue Bonds 1,350 5.000 02/01/28 1,516
California Health Facilities Financing Authority Revenue Bonds 1,000 5.000 11/15/29 1,005
California Health Facilities Financing Authority Revenue Bonds 365 5.000 08/15/32 390
California Health Facilities Financing Authority Revenue Bonds 600 5.000 08/15/33 638
California Health Facilities Financing Authority Revenue Bonds 1,600 5.000 08/15/35 1,693
California Health Facilities Financing Authority Revenue Bonds 850 5.000 08/15/42 886
California Infrastructure & Economic Development Bank Revenue Bonds 185 5.000 10/01/22 186
California Infrastructure & Economic Development Bank Revenue Bonds 320 5.000 11/01/26 355
California Infrastructure & Economic Development Bank Revenue Bonds 135 5.000 11/01/27 152
California Infrastructure & Economic Development Bank Revenue Bonds (~)(ae)(Ê) 2,750 1.200 06/01/28 2,461
California Infrastructure & Economic Development Bank Revenue Bonds 295 5.000 11/01/32 322
California Infrastructure & Economic Development Bank Revenue Bonds 400 5.000 11/01/33 435
California Infrastructure & Economic Development Bank Revenue Bonds 675 4.000 05/01/39 696
California Infrastructure & Economic Development Bank Revenue Bonds 400 4.000 05/01/40 410
California Infrastructure & Economic Development Bank Revenue Bonds 460 4.000 05/01/41 471
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/26 109
California Municipal Finance Authority Revenue Bonds 100 2.125 11/15/26 94
California Municipal Finance Authority Revenue Bonds 690 5.000 08/15/27 789
California Municipal Finance Authority Revenue Bonds 250 5.000 10/01/27 275
California Municipal Finance Authority Revenue Bonds 100 2.750 11/15/27 93
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/29 248
California Municipal Finance Authority Revenue Bonds 10,100 5.000 05/15/30 10,876
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/30 109
California Municipal Finance Authority Revenue Bonds 350 5.000 01/01/31 407
California Municipal Finance Authority Revenue Bonds (µ) 200 5.000 05/15/31 224
California Municipal Finance Authority Revenue Bonds 75 4.000 07/01/31 77
California Municipal Finance Authority Revenue Bonds (µ) 750 4.000 05/15/32 768
California Municipal Finance Authority Revenue Bonds 800 5.000 08/15/32 899
California Municipal Finance Authority Revenue Bonds 1,200 5.000 08/15/34 1,341
California Municipal Finance Authority Revenue Bonds (µ) 1,200 4.000 05/15/35 1,212
California Municipal Finance Authority Revenue Bonds 250 4.000 07/01/41 238
California Municipal Finance Authority Revenue Bonds 575 5.000 07/01/42 599
California Public Finance Authority Revenue Bonds 400 4.000 10/15/27 417
California Public Finance Authority Revenue Bonds 360 4.000 10/15/28 374
California Public Finance Authority Revenue Bonds 2,500 4.000 07/15/40 2,579
California Public Finance Authority Revenue Bonds (~)(Ê) 680 4.000 10/15/51 674
California Public Works Board Revenue Bonds 1,000 4.000 05/01/36 1,069
California Public Works Board Revenue Bonds 500 4.000 05/01/37 532
California School Finance Authority Revenue Bonds (Þ) 260 2.000 10/01/23 257
California School Finance Authority Revenue Bonds (Þ) 295 2.000 10/01/26 279
California School Finance Authority Revenue Bonds (Þ) 215 3.000 10/01/31 199
California School Finance Authority Revenue Bonds (Þ) 500 4.000 11/01/31 475
California School Finance Authority Revenue Bonds (Þ) 830 4.000 11/01/36 756
California School Finance Authority Revenue Bonds (Þ) 100 5.000 07/01/40 102

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 303
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 1,052
California School Finance Authority Revenue Bonds (Þ) 525 5.000 08/01/46 538
California Statewide Communities Development Authority Revenue Bonds 1,475 5.000 05/15/23 1,500
California Statewide Communities Development Authority Revenue Bonds 575 4.000 09/02/23 580
California Statewide Communities Development Authority Revenue Bonds (~)(Ê) 350 0.170 05/15/24 350
California Statewide Communities Development Authority Revenue Bonds 500 4.000 09/02/26 510
California Statewide Communities Development Authority Revenue Bonds 400 4.000 09/02/27 408
California Statewide Communities Development Authority Revenue Bonds (Þ) 2,630 3.500 11/01/27 2,629
California Statewide Communities Development Authority Revenue Bonds (Þ) 350 5.000 12/01/27 374
California Statewide Communities Development Authority Revenue Bonds 300 4.000 09/02/28 305
California Statewide Communities Development Authority Revenue Bonds 570 1.750 09/01/29 508
California Statewide Communities Development Authority Revenue Bonds (~)(ae)(Ê) 5,000 5.000 11/01/29 5,888
California Statewide Communities Development Authority Revenue Bonds 275 5.000 04/01/30 298
California Statewide Communities Development Authority Revenue Bonds 300 4.000 09/02/30 303
California Statewide Communities Development Authority Revenue Bonds (Þ) 3,125 6.125 11/01/33 3,231
California Statewide Communities Development Authority Revenue Bonds 900 5.000 08/01/34 918
California Statewide Communities Development Authority Revenue Bonds (µ) 2,210 4.000 05/15/35 2,287
California Statewide Communities Development Authority Revenue Bonds (µ) 3,250 4.000 05/15/36 3,355
California Statewide Communities Development Authority Revenue Bonds 425 3.000 04/01/37 379
California Statewide Communities Development Authority Revenue Bonds (µ) 3,590 4.000 05/15/37 3,692
California Statewide Communities Development Authority Revenue Bonds (µ) 2,800 4.000 05/15/38 2,871
California Statewide Communities Development Authority Revenue Bonds (µ) 2,025 4.000 05/15/39 2,071
California Statewide Communities Development Authority Revenue Bonds 625 4.000 09/01/41 600
California Statewide Communities Development Authority Revenue Bonds 825 5.000 04/01/47 861
California Statewide Communities Development Authority Special Tax 1,965 5.000 09/01/42 2,057
Camarillo Community Development Commission Successor Agency Tax Allocation (µ) 425 4.000 09/01/38 433
Chula Vista Community Facilities District Special Tax 880 4.000 09/01/36 877
Chula Vista Community Facilities District Special Tax 770 4.000 09/01/41 742
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax 125 4.000 09/01/41 122
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/33 508
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/34 504
City of Berkeley General Obligation Unlimited 140 5.000 09/01/22 140
City of Calimesa California Special Tax 415 4.000 09/01/37 413
City of Clovis Wastewater Revenue Bonds (µ) 1,250 5.000 08/01/28 1,424
City of Dublin Special Tax 100 4.000 09/01/45 93
City of Lemoore Water Revenue Bonds (µ) 230 5.000 06/01/33 261
City of Lemoore Water Revenue Bonds (µ) 500 5.000 06/01/38 561
City of Lemoore Water Revenue Bonds (µ) 600 5.000 06/01/39 672
City of Los Angeles Department of Airports Revenue Bonds 6,240 5.000 05/15/38 7,211
City of Los Angeles Department of Airports Revenue Bonds 6,190 4.000 05/15/39 6,400
City of Los Angeles Department of Airports Revenue Bonds 1,500 5.000 05/15/39 1,713
City of Los Angeles Department of Airports Revenue Bonds 7,630 4.000 05/15/40 7,834
City of Los Angeles Department of Airports Revenue Bonds 6,755 4.000 05/15/41 6,906
City of Ontario Special Tax 500 4.000 09/01/36 496
City of Palm Desert Special Tax 25 4.000 09/01/30 26
City of Palm Desert Special Tax 25 4.000 09/01/33 25
City of Palm Desert Special Tax 25 4.000 09/01/36 25
City of Roseville Special Tax 5 3.000 09/01/22 5
City of Roseville Special Tax 10 4.000 09/01/24 10
City of Roseville Special Tax 10 4.000 09/01/26 10
City of Roseville Special Tax 10 5.000 09/01/30 11

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
304 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Roseville Special Tax 25 4.000 09/01/32 26
City of Roseville Special Tax 30 4.000 09/01/34 30
City of Roseville Special Tax 35 4.000 09/01/36 35
City of Roseville Special Tax 125 2.500 09/01/37 98
City of Roseville Special Tax 40 4.000 09/01/38 40
City of Roseville Special Tax 45 4.000 09/01/40 45
City of Roseville Special Tax 725 4.000 09/01/41 706
City of Sacramento Special Tax 125 4.000 09/01/41 121
City of San Mateo Special Tax (µ) 2,930 5.250 09/01/35 3,383
City of Susanville Natural Gas Revenue Bonds (µ) 735 4.000 06/01/32 784
City of Vernon Electric System Revenue Bonds 475 5.000 10/01/27 524
Coast Community College District General Obligation Unlimited (ae) 3,000 5.000 08/01/27 3,471
Compton Community Redevelopment Agency Successor Agency Tax Allocation (µ) 3,345 5.000 08/01/27 3,756
Compton Unified School District General Obligation Unlimited (µ) 1,250 4.000 06/01/30 1,341
Compton Unified School District General Obligation Unlimited (µ) 2,000 4.000 06/01/31 2,139
Compton Unified School District General Obligation Unlimited (µ) 1,850 4.000 06/01/32 1,976
Corona Community Facilities District Special Tax 100 5.000 09/01/30 112
Corona Community Facilities District Special Tax 100 5.000 09/01/31 112
Corona Community Facilities District Special Tax 180 5.250 09/01/33 201
Corona-Norco Unified School District General Obligation Unlimited 3,430 4.000 08/01/39 3,528
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 100 5.000 09/01/28 111
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 275 5.000 09/01/33 304
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 500 5.000 09/01/35 545
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 600 5.000 09/01/37 647
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 400 5.000 09/01/47 417
County of San Diego Special Tax 185 4.000 09/01/45 173
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 1,105 5.000 09/01/28 1,247
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 400 5.000 09/01/29 451
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 775 5.000 09/01/32 865
Dinuba Redevelopment Agency Tax Allocation (µ) 590 5.000 09/01/33 623
Dixon Unified School District General Obligation Unlimited (µ) 110 5.000 08/01/34 125
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)(ae) 1,150 5.000 06/01/25 1,256
Golden State Tobacco Securitization Corp. Revenue Bonds 3,690 5.000 06/01/28 4,238
Golden State Tobacco Securitization Corp. Revenue Bonds 11,175 5.000 06/01/31 13,068
Golden State Tobacco Securitization Corp. Revenue Bonds 10,700 5.000 06/01/32 12,513
Golden State Tobacco Securitization Corp. Revenue Bonds 750 5.000 06/01/33 877
Golden State Tobacco Securitization Corp. Revenue Bonds 4,550 5.000 06/01/34 5,320
Grossmont- Cuyamaca Community College District General Obligation Unlimited 425 5.000 08/01/34 481
Grossmont- Cuyamaca Community College District General Obligation Unlimited 500 5.000 08/01/35 564
Grossmont- Cuyamaca Community College District General Obligation Unlimited 1,000 5.000 08/01/36 1,125
Grossmont- Cuyamaca Community College District General Obligation Unlimited 1,125 5.000 08/01/37 1,263
Hercules Redevelopment Agency Successor Agency Tax Allocation (µ) 2,050 5.000 08/01/37 2,371
Hercules Redevelopment Agency Successor Agency Tax Allocation (µ) 635 5.000 08/01/42 718
Hollister Joint Powers Financing Authority Wastewater Revenue Bonds (µ) 1,000 5.000 06/01/36 1,086
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 760 5.000 08/15/29 874
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 410 5.000 08/15/30 469
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,845 5.000 08/15/31 2,103
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,625 5.000 08/15/32 1,846
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,100 5.000 08/15/33 1,245
Inglewood Redevelopment Agency Successor Agency Tax Allocation (µ) 1,000 5.000 05/01/33 1,109
Inglewood Unified School District General Obligation Unlimited (µ) 250 4.000 08/01/26 267

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 305
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Inglewood Unified School District General Obligation Unlimited (µ) 325 5.000 08/01/28 369
Inglewood Unified School District General Obligation Unlimited (µ) 400 5.000 08/01/30 450
Inglewood Unified School District General Obligation Unlimited (µ) 790 5.000 08/01/31 881
Inglewood Unified School District General Obligation Unlimited (µ) 345 5.000 08/01/32 379
Inglewood Unified School District General Obligation Unlimited (µ) 500 5.000 08/01/33 547
Irvine Unified School District Special Tax 60 5.000 09/01/30 67
Irvine Unified School District Special Tax 50 5.000 09/01/32 55
Irvine Unified School District Special Tax 60 5.000 09/01/34 66
Irvine Unified School District Special Tax 75 5.000 09/01/36 82
La Mesa-Spring Valley School District General Obligation Unlimited (µ) 200 4.000 08/01/35 208
La Mesa-Spring Valley School District General Obligation Unlimited (µ) 365 4.000 08/01/37 376
La Mesa-Spring Valley School District General Obligation Unlimited (µ) 500 4.000 08/01/39 510
La Mesa-Spring Valley School District General Obligation Unlimited (µ) 520 4.000 08/01/41 529
Lake Elsinore School Financing Authority Special Tax (µ) 750 5.000 10/01/34 866
Lake Elsinore School Financing Authority Special Tax (µ) 1,490 5.000 10/01/35 1,712
Lancaster Redevelopment Agency Successor Agency Tax Allocation (µ) 1,380 5.000 08/01/33 1,514
Long Beach Bond Finance Authority Revenue Bonds 1,000 5.000 11/15/24 1,050
Los Angeles Community College District General Obligation Unlimited 1,890 4.000 08/01/37 1,949
Los Angeles County Metropolitan Transportation Authority Revenue Bonds 2,500 5.000 06/01/37 2,911
Los Angeles Unified School District General Obligation Unlimited 4,000 4.000 07/01/40 4,098
Los Rios Community College District General Obligation Unlimited 1,150 3.000 08/01/25 1,188
Lynwood Unified School District General Obligation Unlimited (µ) 565 2.769 08/01/31 418
Lynwood Unified School District General Obligation Unlimited (µ) 500 2.943 08/01/32 353
Lynwood Unified School District General Obligation Unlimited (µ) 685 3.113 08/01/33 461
Lynwood Unified School District General Obligation Unlimited (µ) 630 3.256 08/01/34 404
Lynwood Unified School District General Obligation Unlimited (µ) 785 3.381 08/01/35 479
Lynwood Unified School District General Obligation Unlimited (µ) 990 3.478 08/01/36 575
Lynwood Utility Authority Revenue Bonds (µ) 465 5.000 06/01/32 518
Madera Development Agency Successor Agency Tax Allocation 2,305 5.000 09/01/36 2,593
Merced City School District General Obligation Unlimited (µ) 1,250 4.000 08/01/46 1,272
Metropolitan Water District of Southern California Revenue Bonds (SIFMA Municipal
Swap Index + 0.140%)(ae)(Ê) 6,650 0.210 05/21/24 6,628
Modesto Irrigation District Revenue Bonds (USD 3 Month LIBOR + 0.630%)(µ)(Ê) 2,500 0.744 09/01/37 2,412
Mountain View- Whisman School District General Obligation Unlimited (ae) 2,000 4.000 09/01/26 2,175
Napa Valley Community College District General Obligation Unlimited 4,000 Zero coupon 08/01/31 4,203
Norman Y. Mineta San Jose International Airport Revenue Bonds (µ) 2,505 4.000 03/01/34 2,636
North Coast County Water District Certificate of Participation (µ) 125 4.000 10/01/31 140
North Coast County Water District Certificate of Participation (µ) 150 4.000 10/01/34 163
North Coast County Water District Certificate of Participation (µ) 275 4.000 10/01/35 296
North Coast County Water District Certificate of Participation (µ) 420 4.000 10/01/41 433
Oakland Unified School District General Obligation Unlimited (µ) 1,000 4.000 08/01/34 1,057
Oxnard Financing Authority Revenue Bonds (µ) 775 5.000 06/01/34 816
Oxnard School District General Obligation Unlimited (µ) 810 5.250 08/01/28 889
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 350 5.000 10/01/29 398
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 185 5.000 10/01/30 209
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 390 5.000 10/01/31 438
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 405 5.000 10/01/32 453
Palomar Health General Obligation Unlimited 2,230 5.000 08/01/29 2,448
Paramount Unified School District General Obligation Unlimited (µ) 1,355 2.845 08/01/34 902
Pittsburg Unified School District General Obligation Unlimited (µ) 225 4.000 08/01/34 240
Pittsburg Unified School District General Obligation Unlimited (µ) 305 4.000 08/01/37 318
Pittsburg Unified School District General Obligation Unlimited (µ) 360 4.000 08/01/40 369

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
306 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pittsburg Unified School District General Obligation Unlimited (µ) 875 4.000 08/01/46 886
Reef-Sunset Unified School District General Obligation Unlimited (µ) 665 5.000 08/01/38 729
Rio Vista Public Financing Authority Special Tax 275 5.000 09/01/27 306
Rio Vista Public Financing Authority Special Tax 235 5.000 09/01/29 261
Ripon Redevelopment Agency Successor Agency Tax Allocation (µ) 540 4.000 11/01/32 584
Ripon Redevelopment Agency Successor Agency Tax Allocation (µ) 415 4.000 11/01/35 434
River Islands Public Financing Authority Special Tax (µ) 555 4.000 09/01/37 586
River Islands Public Financing Authority Special Tax 125 4.000 09/01/41 117
Riverside County Community Facilities Districts Special Tax (µ) 1,300 4.000 09/01/40 1,332
Riverside County Public Financing Authority Tax Allocation (µ) 2,270 5.000 10/01/27 2,475
Riverside County Public Financing Authority Tax Allocation (µ) 1,000 5.000 10/01/28 1,089
Riverside County Public Financing Authority Tax Allocation (µ) 1,150 5.000 10/01/30 1,250
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 490 Zero coupon 10/01/28 543
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 1,010 Zero coupon 10/01/37 1,101
Riverside County Transportation Commission Revenue Bonds 310 4.000 06/01/37 317
Riverside County Transportation Commission Revenue Bonds 410 4.000 06/01/38 419
Riverside County Transportation Commission Revenue Bonds 530 4.000 06/01/39 539
Riverside County Transportation Commission Revenue Bonds 245 4.000 06/01/40 248
Riverside Unified School District Special Tax 25 4.000 09/01/27 26
Riverside Unified School District Special Tax 30 4.000 09/01/28 31
Riverside Unified School District Special Tax 30 4.000 09/01/29 31
Riverside Unified School District Special Tax 30 4.000 09/01/30 31
Roseville Joint Union High School District Certificate of Participation (µ) 400 1.000 06/01/25 379
Roseville Joint Union High School District Certificate of Participation (µ) 300 1.000 06/01/26 278
Roseville Joint Union High School District Certificate of Participation (µ) 365 1.125 06/01/27 333
Roseville Joint Union High School District Certificate of Participation (µ) 1,000 2.125 06/01/35 848
Sacramento County Water Financing Authority Revenue Bonds (USD 3 Month LIBOR +
0.550%)(µ)(Ê) 1,830 0.785 06/01/34 1,706
Salinas City Elementary School District General Obligation Unlimited (µ) 2,950 3.622 07/01/34 1,880
Salinas City Elementary School District General Obligation Unlimited (µ) 1,885 3.775 07/01/36 1,096
Salinas City Elementary School District General Obligation Unlimited (µ) 3,180 3.835 07/01/37 1,766
San Diego County Regional Airport Authority Revenue Bonds 250 5.000 07/01/29 289
San Diego County Regional Airport Authority Revenue Bonds 320 5.000 07/01/30 373
San Diego County Regional Airport Authority Revenue Bonds 400 4.000 07/01/35 413
San Diego County Regional Airport Authority Revenue Bonds 875 4.000 07/01/36 900
San Diego County Regional Airport Authority Revenue Bonds 1,465 4.000 07/01/37 1,500
San Diego County Regional Airport Authority Revenue Bonds 1,500 5.000 07/01/38 1,689
San Diego County Regional Airport Authority Revenue Bonds 1,675 5.000 07/01/39 1,881
San Diego County Regional Airport Authority Revenue Bonds 1,725 4.000 07/01/40 1,744
San Diego County Regional Airport Authority Revenue Bonds 1,375 4.000 07/01/41 1,387
San Francisco City & County Airport Comm -San Francisco International Airport
Revenue Bonds 2,275 4.000 05/01/38 2,334
San Jacinto Unified School District Financing Authority Special Tax 100 5.000 09/01/36 109
San Jacinto Unified School District Financing Authority Special Tax 250 5.000 09/01/44 267
San Jacinto Unified School District Financing Authority Special Tax 375 5.000 09/01/49 400
San Leandro Unified School District General Obligation Unlimited (µ) 430 5.000 08/01/34 477
San Leandro Unified School District General Obligation Unlimited (µ) 800 4.000 08/01/39 819
San Mateo Foster City Public Financing Authority Revenue Bonds 2,500 5.000 08/01/25 2,737
San Ysidro School District Certificate of Participation (µ) 1,175 5.000 09/01/28 1,274
Sanger Unified School District General Obligation Unlimited (µ) 525 5.000 08/01/31 590
Sanger Unified School District General Obligation Unlimited (µ) 780 5.000 08/01/33 867
Sanger Unified School District General Obligation Unlimited (µ) 1,275 5.000 08/01/34 1,416

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 307
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited 500 4.000 08/01/31 536
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited 500 4.000 08/01/32 535
Santa Ana Unified School District Certificate of Participation (µ) 1,000 5.000 04/01/29 1,145
Santa Ana Unified School District Certificate of Participation (µ) 830 5.000 04/01/31 940
Santa Ana Unified School District Certificate of Participation (µ) 650 5.000 04/01/32 733
Santa Ana Unified School District Certificate of Participation (µ) 1,360 5.000 04/01/33 1,529
Santa Ana Unified School District Certificate of Participation (µ) 1,425 5.000 04/01/34 1,597
Santa Ana Unified School District Certificate of Participation (µ) 1,500 5.000 04/01/35 1,678
Santa Ana Unified School District Certificate of Participation (µ) 2,120 5.000 04/01/36 2,368
Santa Monica-Malibu Unified School District General Obligation Unlimited 2,580 4.000 08/01/44 2,658
Santa Rosa High School District General Obligation Unlimited (µ) 1,100 5.000 08/01/35 1,207
South Orange County Public Financing Authority Special Assessment 1,500 5.000 08/15/28 1,690
South Orange County Public Financing Authority Special Assessment 900 5.000 08/15/29 915
South Orange County Public Financing Authority Special Assessment (µ) 700 5.000 08/15/30 798
South Orange County Public Financing Authority Special Assessment (µ) 385 5.000 08/15/31 436
State of California Department of Water Resources Revenue Bonds 100 5.000 12/01/22 101
State of California Department of Water Resources Revenue Bonds 1,500 5.000 12/01/25 1,661
State of California General Obligation Unlimited 145 5.000 11/01/22 146
State of California General Obligation Unlimited 1,250 5.000 04/01/24 1,320
State of California General Obligation Unlimited 1,600 5.000 04/01/25 1,739
State of California General Obligation Unlimited 7,095 5.000 11/01/25 7,396
State of California General Obligation Unlimited 5,760 5.000 03/01/26 6,245
State of California General Obligation Unlimited 8,850 5.000 04/01/26 9,887
State of California General Obligation Unlimited 2,350 5.000 04/01/27 2,692
State of California General Obligation Unlimited 2,575 5.000 10/01/27 2,865
State of California General Obligation Unlimited 2,000 5.000 11/01/31 2,416
State of California General Obligation Unlimited 1,000 4.000 03/01/36 1,068
Stockton Community Facilities District Special Tax 55 2.000 09/01/24 54
Stockton Community Facilities District Special Tax 60 2.250 09/01/26 58
Stockton Community Facilities District Special Tax 60 2.375 09/01/28 56
Stockton Community Facilities District Special Tax 70 2.750 09/01/31 64
Stockton Community Facilities District Special Tax 70 3.000 09/01/33 64
Stockton Community Facilities District Special Tax 75 3.000 09/01/34 68
Stockton Community Facilities District Special Tax 50 3.000 09/01/35 45
Stockton Community Facilities District Special Tax 155 3.125 09/01/37 138
Stockton Community Facilities District Special Tax 130 3.125 09/01/39 114
Stockton Community Facilities District Special Tax 155 3.250 09/01/41 134
Stockton Public Financing Authority Water Revenue Bonds (µ) 1,565 5.000 10/01/30 1,794
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/26 140
Tobacco Settlement Financing Corp. Revenue Bonds 175 5.000 06/01/27 191
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/28 143
Tobacco Settlement Financing Corp. Revenue Bonds 255 5.000 06/01/29 283
Tobacco Settlement Financing Corp. Revenue Bonds 255 5.000 06/01/32 281
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/34 142
Tobacco Settlement Financing Corp. Revenue Bonds 65 5.000 06/01/35 71
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/36 141
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/39 140
Tobacco Settlement Financing Corp. Revenue Bonds 240 4.000 06/01/49 246
Town of Tiburon Special Assessment 75 2.375 09/02/41 54
Town of Tiburon Special Assessment 150 2.500 09/02/46 104

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
308 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Transbay Joint Powers Authority Tax Allocation 170 5.000 10/01/28 196
Transbay Joint Powers Authority Tax Allocation 80 5.000 10/01/29 94
Transbay Joint Powers Authority Tax Allocation 65 5.000 10/01/30 76
Transbay Joint Powers Authority Tax Allocation 140 5.000 10/01/31 164
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/33 139
Transbay Joint Powers Authority Tax Allocation 85 5.000 10/01/35 97
Transbay Joint Powers Authority Tax Allocation 95 5.000 10/01/36 108
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/37 136
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/38 135
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/39 134
Transbay Joint Powers Authority Tax Allocation 130 5.000 10/01/40 145
Tustin Unified School District Special Tax (µ) 125 4.000 09/01/34 129
Tustin Unified School District Special Tax (µ) 250 4.000 09/01/35 257
University of California Revenue Bonds 1,200 5.000 05/15/41 1,377
Vallecito Union School District General Obligation Unlimited 3,250 1.395 08/01/22 3,250
Vista Unified School District General Obligation Unlimited (µ) 3,455 5.250 08/01/41 4,011
Watereuse Finance Authority Revenue Bonds 1,230 5.500 05/01/36 1,302
West Contra Costa Healthcare District Revenue Bonds 1,070 4.000 07/01/33 1,109
West Contra Costa Healthcare District Revenue Bonds 1,170 4.000 07/01/35 1,209
West Contra Costa Healthcare District Revenue Bonds 1,265 4.000 07/01/37 1,298
West Contra Costa Healthcare District Revenue Bonds 1,370 4.000 07/01/39 1,399
West Kern Community College District Certificate of Participation (µ) 1,000 4.000 11/01/40 1,017
383,218
Colorado - 2.6%
Adams 12 Five Star Schools General Obligation Unlimited 3,500 5.000 12/15/30 3,905
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/27 1,090
Arkansas River Power Authority Revenue Bonds 1,200 5.000 10/01/28 1,317
Arkansas River Power Authority Revenue Bonds 1,005 5.000 10/01/29 1,099
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/30 1,088
BNC Metropolitan District No. 1 General Obligation Limited (µ) 360 5.000 12/01/32 403
Brighton Crossing Metropolitan District No. 4 General Obligation Unlimited 434 4.000 12/01/27 432
Buffalo Ridge Metropolitan District General Obligation Unlimited (µ) 1,000 5.000 12/01/35 1,133
City & County of Denver Airport System Revenue Bonds 2,065 5.000 11/15/25 2,085
City & County of Denver Airport System Revenue Bonds 1,585 5.000 11/15/32 1,861
City & County of Denver Airport System Revenue Bonds 1,350 5.000 11/15/38 1,563
City & County of Denver Airport System Revenue Bonds 1,200 5.000 11/15/39 1,384
City & County of Denver Airport System Revenue Bonds 900 5.000 11/15/40 1,030
City & County of Denver Airport System Revenue Bonds 1,215 5.000 11/15/41 1,385
City & County of Denver Airport System Revenue Bonds 1,190 5.000 11/15/42 1,353
City of Grand Junction Revenue Bonds 300 4.000 03/01/34 326
City of Grand Junction Revenue Bonds 365 4.000 03/01/35 392
City of Grand Junction Revenue Bonds 1,715 4.000 03/01/37 1,812
City of Grand Junction Revenue Bonds 650 4.000 03/01/38 676
City of Grand Junction Revenue Bonds 1,000 4.000 03/01/39 1,038
Colorado Educational & Cultural Facilities Authority Revenue Bonds 130 4.000 08/01/23 132
Colorado Educational & Cultural Facilities Authority Revenue Bonds 165 4.000 08/01/24 169
Colorado Educational & Cultural Facilities Authority Revenue Bonds 80 4.000 05/01/26 81
Colorado Educational & Cultural Facilities Authority Revenue Bonds 555 4.000 06/01/27 586
Colorado Educational & Cultural Facilities Authority Revenue Bonds 70 4.000 05/01/29 70
Colorado Educational & Cultural Facilities Authority Revenue Bonds 605 4.000 06/01/29 641
Colorado Educational & Cultural Facilities Authority Revenue Bonds 60 4.000 05/01/30 60

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 309
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,000 5.000 08/15/30 1,045
Colorado Educational & Cultural Facilities Authority Revenue Bonds 325 4.000 06/01/31 342
Colorado Educational & Cultural Facilities Authority Revenue Bonds 850 5.000 12/01/31 889
Colorado Educational & Cultural Facilities Authority Revenue Bonds 100 4.000 05/01/36 95
Colorado Educational & Cultural Facilities Authority Revenue Bonds 750 4.000 12/15/36 766
Colorado Educational & Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/41 23
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,000 4.000 12/15/41 1,012
Colorado Educational & Cultural Facilities Authority Revenue Bonds 345 4.000 10/01/46 302
Colorado Educational & Cultural Facilities Authority Revenue Bonds 75 5.000 06/01/49 77
Colorado Educational & Cultural Facilities Authority Revenue Bonds 75 5.000 06/01/54 77
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,750 5.000 08/01/25 1,852
Colorado Health Facilities Authority Revenue Bonds 2,225 5.000 11/01/25 2,412
Colorado Health Facilities Authority Revenue Bonds 750 2.125 05/15/28 717
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 2,700 5.000 08/15/28 3,075
Colorado Health Facilities Authority Revenue Bonds 3,150 5.000 08/01/32 3,447
Colorado Health Facilities Authority Revenue Bonds 3,270 5.000 08/01/33 3,563
Colorado Health Facilities Authority Revenue Bonds 6,740 5.000 08/01/35 7,302
Colorado Health Facilities Authority Revenue Bonds 400 4.000 01/01/36 411
Colorado Health Facilities Authority Revenue Bonds 1,000 5.000 08/01/37 1,079
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 2,465 2.800 05/15/42 2,472
Colorado Health Facilities Authority Revenue Bonds 850 4.000 08/01/49 824
Colorado Housing & Finance Authority Revenue Bonds 1,440 4.250 11/01/49 1,492
Colorado Mesa University Revenue Bonds 2,260 5.000 05/15/31 2,620
Copperleaf Metropolitan District No. 2 General Obligation Limited (µ) 375 4.000 12/01/32 409
Copperleaf Metropolitan District No. 2 General Obligation Limited (µ) 275 4.000 12/01/33 299
Crystal Valley Metropolitan District No. 2 General Obligation Limited (µ) 750 4.000 12/01/37 791
Crystal Valley Metropolitan District No. 2 General Obligation Limited (µ) 1,200 4.000 12/01/38 1,257
Denver City & County School District No. 1 General Obligation Unlimited 800 4.000 12/01/45 818
Denver Health & Hospital Authority Certificate of Participation 730 5.000 12/01/23 758
Denver Health & Hospital Authority Revenue Bonds 120 5.000 12/01/30 134
Denver Health & Hospital Authority Revenue Bonds 220 5.000 12/01/31 243
Denver Health & Hospital Authority Revenue Bonds 475 5.000 12/01/32 523
Denver Health & Hospital Authority Revenue Bonds 295 4.250 12/01/33 296
Denver Health & Hospital Authority Revenue Bonds (Þ) 1,000 5.000 12/01/34 1,063
Denver Urban Renewal Authority Tax Allocation (Þ) 1,255 5.250 12/01/39 1,296
Dominion Water & Sanitation District Revenue Bonds 4,330 5.250 12/01/27 4,423
E-470 Public Highway Authority Revenue Bonds 120 5.000 09/01/27 137
E-470 Public Highway Authority Revenue Bonds (µ) 4,040 Zero coupon 09/01/28 3,367
E-470 Public Highway Authority Revenue Bonds 120 5.000 09/01/28 138
E-470 Public Highway Authority Revenue Bonds 155 5.000 09/01/34 178
E-470 Public Highway Authority Revenue Bonds 315 5.000 09/01/36 360
Eagle County School District No. Re50J Certificate of Participation (µ) 975 4.000 12/01/36 1,033
Eaton Area Park & Recreation District General Obligation Limited 470 5.500 12/01/30 476
Fiddlers Business Improvement District General Obligation Unlimited (Þ) 1,250 5.000 12/01/32 1,315
Flying Horse Metropolitan District No. 2 General Obligation Limited (µ) 250 4.000 12/01/37 265
Flying Horse Metropolitan District No. 2 General Obligation Limited (µ) 225 4.000 12/01/38 235
Glen Metropolitan District No. 2 General Obligation Unlimited 1,320 5.000 12/01/47 1,322
Grand River Hospital District General Obligation Unlimited (µ) 1,000 5.250 12/01/34 1,113
Grand River Hospital District General Obligation Unlimited (µ) 500 5.250 12/01/35 555
Grand River Hospital District General Obligation Unlimited (µ) 2,555 5.250 12/01/37 2,828
High Plains Metropolitan District General Obligation Unlimited (µ) 500 5.000 12/01/35 559

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
310 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Jefferson County School District R-1 General Obligation Unlimited 1,150 4.000 12/15/37 1,203
Lewis Pointe Metropolitan District General Obligation Limited (µ) 240 4.000 12/01/26 259
Morgan Hill Metropolitan District No. 3 General Obligation Limited 485 3.000 12/01/31 411
Park Creek Metropolitan District Revenue Bonds 1,000 5.000 12/01/26 1,093
Park Creek Metropolitan District Revenue Bonds (µ) 1,150 5.000 12/01/28 1,280
Park Creek Metropolitan District Revenue Bonds 365 5.000 12/01/34 392
Park Creek Metropolitan District Revenue Bonds 500 5.000 12/01/37 536
Poudre Tech Metropolitan District General Obligation Unlimited (µ) 1,360 4.000 12/01/33 1,436
Poudre Tech Metropolitan District General Obligation Unlimited (µ) 1,435 4.000 12/01/34 1,511
Public Authority for Colorado Energy Revenue Bonds 1,000 6.250 11/15/28 1,130
Regional Transportation District Certificate of Participation 6,725 5.000 06/01/27 6,882
Regional Transportation District Revenue Bonds 60 5.000 01/15/28 66
Regional Transportation District Revenue Bonds 1,465 4.000 07/15/35 1,490
Regional Transportation District Revenue Bonds 750 4.000 07/15/36 761
Regional Transportation District Revenue Bonds 1,150 3.000 07/15/37 989
Regional Transportation District Revenue Bonds 500 4.000 07/15/38 504
Sierra Ridge Metropolitan District No. 2 General Obligation Limited (µ) 240 4.000 12/01/23 247
Sierra Ridge Metropolitan District No. 2 General Obligation Limited (µ) 175 4.000 12/01/24 183
Sierra Ridge Metropolitan District No. 2 General Obligation Limited (µ) 1,040 4.000 12/01/42 1,076
St. Vrain Lakes Metropolitan District No. 2 General Obligation Unlimited 500 5.000 12/01/37 506
Town of Firestone Water Enterprise Revenue Bonds (µ) 650 4.000 12/01/38 679
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/29 137
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/30 137
VDW Metropolitan District No 2 General Obligation Limited (µ) 885 4.000 12/01/45 894
112,998
Connecticut - 1.9%
City of Bridgeport General Obligation Unlimited 1,345 5.000 08/15/27 1,517
City of Bridgeport General Obligation Unlimited (µ) 965 5.000 07/01/29 1,016
City of Bridgeport General Obligation Unlimited 1,640 5.000 11/01/33 1,810
City of Bridgeport General Obligation Unlimited 250 5.000 08/01/34 291
City of Bridgeport General Obligation Unlimited 700 5.000 11/01/34 770
City of Bridgeport General Obligation Unlimited 225 4.000 08/01/36 238
City of Hartford General Obligation Unlimited (µ) 205 5.000 08/15/22 205
City of Hartford General Obligation Unlimited 2,515 5.000 04/01/24 2,572
City of Hartford General Obligation Unlimited (µ) 250 5.000 07/01/25 271
City of Hartford General Obligation Unlimited (µ) 2,205 5.000 07/01/31 2,356
City of Hartford General Obligation Unlimited 725 4.000 04/01/32 732
City of Hartford General Obligation Unlimited (µ) 370 4.000 07/15/33 384
City of Hartford General Obligation Unlimited (µ) 180 4.000 07/01/34 185
City of New Haven General Obligation Unlimited 150 5.000 08/01/26 165
City of New Haven General Obligation Unlimited 300 5.000 08/01/27 337
City of New Haven General Obligation Unlimited 450 5.000 08/01/28 510
City of New Haven General Obligation Unlimited 250 5.500 08/01/29 288
City of New Haven General Obligation Unlimited (µ) 450 5.000 02/01/30 523
City of New Haven General Obligation Unlimited 150 5.500 08/01/30 172
City of New Haven General Obligation Unlimited (µ) 1,915 5.000 09/01/30 2,063
City of New Haven General Obligation Unlimited 200 5.500 08/01/31 228
City of New Haven General Obligation Unlimited 200 5.500 08/01/32 228
City of New Haven General Obligation Unlimited 100 5.500 08/01/33 113
City of New Haven General Obligation Unlimited 1,000 4.000 08/01/37 1,035
City of Waterbury General Obligation Unlimited 700 5.000 02/01/28 795

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 311
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Waterbury General Obligation Unlimited 750 5.000 02/01/34 856
City of West Haven General Obligation Unlimited 200 5.000 11/01/22 202
City of West Haven General Obligation Unlimited 1,070 5.000 11/01/23 1,112
City of West Haven General Obligation Unlimited 400 5.000 11/01/24 427
City of West Haven General Obligation Unlimited 400 5.000 11/01/25 436
City of West Haven General Obligation Unlimited 525 5.000 11/01/26 585
City of West Haven General Obligation Unlimited 435 5.000 11/01/27 492
City of West Haven General Obligation Unlimited 330 4.000 09/15/29 359
Connecticut Clean Water Fund Revenue Bonds 3,945 5.000 05/01/32 4,426
Connecticut Housing Finance Authority Revenue Bonds 2,665 4.250 05/15/42 2,748
Connecticut State Health & Educational Facilities Authority Revenue Bonds 325 5.000 07/01/23 335
Connecticut State Health & Educational Facilities Authority Revenue Bonds 965 5.000 07/01/24 1,007
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 2,650 1.100 02/11/25 2,570
Connecticut State Health & Educational Facilities Authority Revenue Bonds 150 5.000 07/01/25 163
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 100 2.750 01/01/26 98
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/26 1,051
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 100 3.250 01/01/27 98
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 100 5.000 01/01/30 105
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,025 5.000 07/01/40 1,187
Connecticut State Health & Educational Facilities Authority Revenue Bonds 500 4.000 07/01/41 473
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 400 1.800 07/01/49 397
County of Harris Revenue Bonds (µ) 2,000 5.000 12/01/25 2,191
County of Harris Revenue Bonds (µ) 1,765 5.000 12/01/26 1,978
Mattabassett District Revenue Bonds (µ) 195 5.000 08/01/22 195
Metropolitan District General Obligation Unlimited (µ) 630 5.000 11/01/30 694
South Central Connecticut Regional Water Authority Revenue Bonds 500 4.000 08/01/38 523
State of Connecticut General Obligation Unlimited 675 5.000 06/15/27 769
State of Connecticut General Obligation Unlimited 9,860 5.000 04/15/28 11,385
State of Connecticut General Obligation Unlimited 245 5.000 06/15/28 284
State of Connecticut General Obligation Unlimited 5,500 5.000 03/15/29 6,031
State of Connecticut General Obligation Unlimited 275 5.000 06/15/29 316
State of Connecticut General Obligation Unlimited 60 5.000 06/15/32 68
State of Connecticut General Obligation Unlimited 1,000 5.000 04/15/34 1,135
State of Connecticut Special Tax Revenue Bonds 4,485 5.000 10/01/25 4,657
State of Connecticut Special Tax Revenue Bonds (µ) 1,025 4.000 05/01/38 1,071
State of Connecticut Special Tax Revenue Bonds 2,500 4.000 05/01/40 2,562
State of Connecticut Special Tax Revenue Bonds 3,200 4.000 11/01/40 3,279
Town of Bethel General Obligation Unlimited 100 5.000 11/15/23 101
Town of Hamden General Obligation Unlimited (µ) 275 4.000 08/15/24 286
Town of Hamden General Obligation Unlimited (µ) 400 5.000 08/15/29 452
University of Connecticut Revenue Bonds (µ) 1,585 5.000 03/15/29 1,731
University of Connecticut Revenue Bonds (µ) 665 5.000 04/15/29 758
University of Connecticut Revenue Bonds (µ) 3,455 5.000 01/15/36 3,761
82,158
Delaware - 0.2%
County of New Castle General Obligation Unlimited 5,000 5.000 10/01/26 5,498
Delaware Municipal Electric Corp. (The) Revenue Bonds 250 5.000 07/01/32 297
Delaware Municipal Electric Corp. (The) Revenue Bonds 340 4.000 07/01/36 357
Delaware Municipal Electric Corp. (The) Revenue Bonds (µ) 335 5.000 10/01/38 385
Delaware State Economic Development Authority Revenue Bonds 70 4.000 08/01/29 70
Delaware State Economic Development Authority Revenue Bonds 100 5.000 08/01/39 102

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
312 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Delaware State Economic Development Authority Revenue Bonds 175 4.000 09/01/41 165
Delaware State Health Facilities Authority Revenue Bonds 800 5.000 07/01/29 898
Delaware State Health Facilities Authority Revenue Bonds 600 5.000 06/01/30 652
Town of Bridgeville Special Tax 70 4.000 07/01/23 71
Town of Bridgeville Special Tax 75 4.000 07/01/24 76
Town of Bridgeville Special Tax 100 4.000 07/01/25 103
Town of Bridgeville Special Tax 100 4.000 07/01/26 103
Town of Bridgeville Special Tax 95 4.000 07/01/27 98
Town of Bridgeville Special Tax 295 4.000 07/01/30 297
9,172
District of Columbia - 0.9%
District of Columbia Revenue Bonds 4,500 5.000 12/01/33 5,193
District of Columbia Revenue Bonds 5,750 5.000 12/01/34 6,602
District of Columbia Revenue Bonds 2,000 5.000 06/01/36 2,069
District of Columbia Revenue Bonds 2,500 5.000 12/01/37 3,006
District of Columbia Revenue Bonds 1,905 5.000 06/01/40 1,977
District of Columbia Revenue Bonds (Þ) 250 5.000 06/01/41 257
District of Columbia Water & Sewer Authority Revenue Bonds (~)(ae)(Ê) 425 3.000 10/01/27 426
District of Columbia Water & Sewer Authority Revenue Bonds (~)(ae)(Ê) 935 1.750 10/01/54 934
Metropolitan Washington Airports Authority Aviation Revenue Bonds 1,000 5.000 10/01/26 1,122
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/31 172
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/33 170
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/34 169
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/35 168
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,000 Zero coupon 10/01/36 585
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 250 5.000 10/01/36 279
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/37 167
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/38 167
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 225 5.000 10/01/39 249
Metropolitan Washington Airports Authority Revenue Bonds 1,555 5.000 10/01/29 1,830
Washington Metropolitan Area Transit Authority Revenue Bonds 2,935 4.000 07/15/34 3,134
Washington Metropolitan Area Transit Authority Revenue Bonds 2,185 4.000 07/15/35 2,300
Washington Metropolitan Area Transit Authority Revenue Bonds 5,000 5.000 07/15/35 5,792
Washington Metropolitan Area Transit Authority Revenue Bonds 600 5.000 07/15/37 704
37,472
Florida - 6.8%
Abbott Square Community Development District Special Assessment 200 4.500 06/15/27 203
Aberdeen Community Development District Special Assessment (µ) 1,000 3.250 05/01/36 932
AH at Turnpike South Community Development District Special Assessment 125 2.350 05/01/26 116
AH at Turnpike South Community Development District Special Assessment 185 3.000 05/01/31 164
AH at Turnpike South Community Development District Special Assessment 500 3.250 05/01/41 409
Alachua County Health Facilities Authority Revenue Bonds 250 4.000 10/01/40 238
Arborwood Community Development District Special Assessment (µ) 1,215 2.750 05/01/25 1,237
Arborwood Community Development District Special Assessment (µ) 1,250 3.000 05/01/26 1,283
Arborwood Community Development District Special Assessment (µ) 1,285 3.125 05/01/27 1,341
Arborwood Community Development District Special Assessment (µ) 1,330 3.250 05/01/28 1,387
Arborwood Community Development District Special Assessment (µ) 1,370 3.500 05/01/32 1,411
Artisan Lakes East Community Development District Special Assessment 160 2.300 05/01/26 148
Artisan Lakes East Community Development District Special Assessment (Þ) 385 2.300 05/01/26 357
Astonia Community Development District Special Assessment (Þ) 165 2.500 05/01/26 156
Astonia Community Development District Special Assessment (Þ) 250 3.000 05/01/31 224
Ave Maria Stewardship Community District Special Assessment 950 2.875 05/01/27 887

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 313
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Ave Maria Stewardship Community District Special Assessment 275 3.000 05/01/27 257
Ave Maria Stewardship Community District Special Assessment (µ) 2,230 2.750 05/01/33 2,186
Ave Maria Stewardship Community District Special Assessment (µ) 2,920 3.000 05/01/38 2,786
Aviary at Rutland Ranch Community Development District Special Assessment 170 3.100 11/01/31 150
Babcock Ranch Community Independent Special District Special Assessment Revenue
Bonds 125 2.375 05/01/26 117
Babcock Ranch Community Independent Special District Special Assessment Revenue
Bonds 250 2.875 05/01/31 219
Bannon Lakes Community Development District Special Assessment 50 3.300 05/01/32 45
Black Creek Community Development District Special Assessment 250 5.125 06/15/32 257
Bonterra Community Development District Special Assessment 195 2.750 05/01/24 197
Bonterra Community Development District Special Assessment 215 3.250 05/01/27 216
Bonterra Community Development District Special Assessment 220 3.400 05/01/28 221
Bonterra Community Development District Special Assessment 720 3.625 05/01/31 720
Bonterra Community Development District Special Assessment 655 4.000 05/01/37 658
Bridgewalk Community Development District Special Assessment 165 2.500 06/15/27 151
Buena Lago Community Development District Revenue Bonds 255 4.500 05/01/32 259
Capital Trust Agency, Inc. Revenue Bonds (Þ) 120 4.500 01/01/35 112
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/41 84
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,000 5.250 12/01/43 1,006
Capital Trust Agency, Inc. Revenue Bonds (Þ) 500 5.250 12/01/58 493
Celebration Community Development District Special Assessment 105 2.250 05/01/26 97
Celebration Community Development District Special Assessment 115 2.750 05/01/31 100
Central Florida Expressway Authority Revenue Bonds (µ) 760 4.000 07/01/34 820
Centre Lake Community Development District Special Assessment 260 2.750 05/01/31 226
Centre Lake Community Development District Special Assessment 1,000 3.000 05/01/42 780
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/27 121
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/28 121
Century Gardens at Tamiami Community Development District Special Assessment 443 3.500 05/01/31 418
Century Gardens at Tamiami Community Development District Special Assessment 130 4.000 05/01/31 131
Century Gardens at Tamiami Community Development District Special Assessment 650 4.000 11/01/33 652
Century Gardens at Tamiami Community Development District Special Assessment 1,036 4.000 05/01/37 983
CFM Community Development District Special Assessment 190 2.400 05/01/26 177
CFM Community Development District Special Assessment 125 2.875 05/01/31 110
Chapel Crossings Community Development District Special Assessment (Þ) 100 3.200 05/01/30 91
Charles Cove Community Development District Special Assessment 200 2.400 05/01/26 186
Charles Cove Community Development District Special Assessment 280 3.000 05/01/31 246
City of Fort Lauderdale Special Assessment (Þ) 220 5.000 07/01/29 234
City of Fort Lauderdale Special Assessment (Þ) 230 5.000 07/01/30 242
City of Fort Lauderdale Special Assessment (Þ) 240 5.000 07/01/31 253
City of Fort Lauderdale Special Assessment (Þ) 255 5.000 07/01/32 269
City of Fort Lauderdale Special Assessment (Þ) 1,450 4.000 07/01/37 1,379
City of Fort Lauderdale Special Assessment (Þ) 1,000 4.000 07/01/42 928
City of Fort Lauderdale Special Assessment (Þ) 1,625 4.000 07/01/48 1,458
City of Hollywood General Obligation Unlimited (µ) 1,320 5.000 07/01/32 1,531
City of Miami Beach Parking Revenue Bonds (µ) 395 5.000 09/01/32 428
City of Miami Beach Parking Revenue Bonds (µ) 1,755 5.000 09/01/33 1,900
City of North Port Special Assessment (µ)(ae) 1,135 5.000 07/01/26 1,170
City of Palmetto Revenue Bonds 250 4.250 06/01/27 255
City of Palmetto Revenue Bonds 400 5.000 06/01/32 422
City of Palmetto Revenue Bonds 300 5.125 06/01/42 307
City of Pompano Beach Revenue Bonds 600 1.450 01/01/27 548

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
314 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of St. Petersburg Public Utility Revenue Bonds 1,000 5.000 10/01/49 1,107
City of Tallahassee Revenue Bonds 500 5.000 12/01/27 534
City of Tallahassee Revenue Bonds 650 5.000 12/01/28 691
City of Tampa Revenue Bonds 720 5.000 07/01/32 811
City of Tampa Revenue Bonds 725 5.000 07/01/33 812
City of Tampa Revenue Bonds 1,325 4.000 07/01/38 1,343
Cityplace Community Development District Special Assessment (µ) 2,380 1.359 05/01/28 2,269
Cityplace Community Development District Special Assessment (µ) 3,000 0.630 05/01/33 2,927
Cobblestone Community Development District Special Assessment 190 3.400 05/01/27 183
Cobblestone Community Development District Special Assessment (Þ) 235 3.800 05/01/32 218
Cobblestone Community Development District Special Assessment 460 3.800 05/01/32 427
Coddington Community Development District Special Assessment 280 4.200 05/01/27 283
Copper Oaks Community Development District Special Assessment 681 3.000 05/01/31 604
Copper Oaks Community Development District Special Assessment 770 3.000 05/01/35 652
Cordova Palms Community Development District Special Assessment (Þ) 170 2.400 05/01/26 159
Cordova Palms Community Development District Special Assessment 100 4.500 05/01/27 101
Cordova Palms Community Development District Special Assessment (Þ) 245 2.800 05/01/31 214
Cordova Palms Community Development District Special Assessment 170 5.100 05/01/32 175
Cordova Palms Community Development District Special Assessment 105 5.300 05/01/32 108
Corkscrew Farms Community Development District Special Assessment (Þ) 25 3.750 11/01/23 25
Corkscrew Farms Community Development District Special Assessment (Þ) 155 4.500 11/01/28 157
Country Greens Community Development District Special Assessment 105 2.750 05/01/23 106
Country Greens Community Development District Special Assessment 100 4.000 05/01/34 101
County of Broward Port Facilities Revenue Bonds 1,005 5.000 09/01/37 1,118
County of Broward Port Facilities Revenue Bonds 1,050 5.000 09/01/38 1,165
County of Broward Tourist Development Tax Revenue Bonds 4,500 4.000 09/01/39 4,614
County of Miami-Dade Aviation Revenue Bonds 600 4.000 10/01/34 612
County of Miami-Dade Aviation Revenue Bonds 1,600 4.000 10/01/35 1,629
County of Miami-Dade Aviation Revenue Bonds 3,500 4.000 10/01/36 3,545
County of Miami-Dade Aviation Revenue Bonds 2,250 4.000 10/01/37 2,278
County of Miami-Dade Aviation Revenue Bonds 4,100 4.000 10/01/38 4,148
County of Miami-Dade Aviation Revenue Bonds 2,000 4.000 10/01/40 2,015
County of Miami-Dade Revenue Bonds 3,000 5.000 10/01/28 3,018
County of Miami-Dade Revenue Bonds (µ) 4,310 3.233 10/01/35 2,442
County of Miami-Dade Water & Sewer System Revenue 1,275 4.000 10/01/39 1,325
County of Miami-Dade Water & Sewer System Revenue Bonds 750 4.000 10/01/35 787
County of Miami-Dade Water & Sewer System Revenue Bonds 1,250 4.000 10/01/38 1,290
County of Osceola Transportation Revenue Bonds 400 5.000 10/01/32 433
County of Osceola Transportation Revenue Bonds 350 5.000 10/01/33 377
County of Osceola Transportation Revenue Bonds 250 5.000 10/01/34 269
County of Osceola Transportation Revenue Bonds 440 5.000 10/01/35 472
County of Osceola Transportation Revenue Bonds 600 5.000 10/01/36 642
County of Osceola Transportation Revenue Bonds 525 5.000 10/01/37 561
County of Osceola Transportation Revenue Bonds 790 5.000 10/01/38 842
Crossings Community Development District Special Assessment 1,745 5.000 05/01/42 1,780
Crystal Cay Community Development District Special Assessment 850 3.050 05/01/41 673
Cypress Bluff Community Development District Special Assessment (Þ) 800 3.625 05/01/40 698
Cypress Mill Community Development District Special Assessment 415 3.000 06/15/31 368
Deer Run Community Development District Special Assessment 1,150 5.400 05/01/39 1,175
DG Farms Community Development District Special Assessment 120 2.750 05/01/25 115
Downtown Doral South Community Development District Special Assessment (Þ) 210 3.875 12/15/23 210

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 315
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
DW Bayview Community Development District Special Assessment (Þ) 40 2.375 05/01/26 37
DW Bayview Community Development District Special Assessment (Þ) 60 3.000 05/01/32 53
Eagle Pointe Community Development District Special Assessment (Þ) 25 3.000 05/01/25 25
Eagle Pointe Community Development District Special Assessment (Þ) 60 3.625 05/01/31 56
East Bonita Beach Road Community Development District Special Assessment (Þ) 45 3.875 11/01/23 45
East Bonita Beach Road Community Development District Special Assessment (Þ) 340 4.375 11/01/29 345
East Nassau Stewardship District Special Assessment 170 2.400 05/01/26 158
East Nassau Stewardship District Special Assessment 240 3.000 05/01/31 212
Eden Hills Community Development District Special Assessment 60 3.250 05/01/27 57
Edgewater East Community Development District Special Assessment 40 2.500 05/01/26 38
Edgewater East Community Development District Special Assessment 150 3.000 05/01/27 142
Edgewater East Community Development District Special Assessment 100 3.100 05/01/31 90
Elevation Pointe Community Development District Special Assessment 205 3.900 05/01/27 202
Elevation Pointe Community Development District Special Assessment 250 4.125 05/01/32 246
Elevation Pointe Community Development District Special Assessment 1,105 4.400 05/01/32 1,099
Enbrook Community Development District Special Assessment (Þ) 155 2.500 05/01/25 149
Entrada Community Development District Special Assessment (Þ) 370 2.625 05/01/31 323
Epperson North Community Development District Special Assessment 95 2.500 05/01/26 89
Epperson North Community Development District Special Assessment 365 2.450 11/01/26 338
Epperson North Community Development District Special Assessment 180 3.000 05/01/31 158
Epperson North Community Development District Special Assessment 300 3.100 11/01/31 265
Escambia County Health Facilities Authority Revenue Bonds 360 5.000 08/15/31 398
Escambia County Health Facilities Authority Revenue Bonds 420 5.000 08/15/32 460
Escambia County Health Facilities Authority Revenue Bonds 355 5.000 08/15/33 387
Escambia County Health Facilities Authority Revenue Bonds 275 5.000 08/15/34 299
Escambia County Health Facilities Authority Revenue Bonds 375 5.000 08/15/35 406
Escambia County Health Facilities Authority Revenue Bonds 540 5.000 08/15/36 584
Escambia County Health Facilities Authority Revenue Bonds 720 5.000 08/15/37 777
Escambia County Health Facilities Authority Revenue Bonds 160 5.000 08/15/38 172
Escambia County Health Facilities Authority Revenue Bonds 475 5.000 08/15/40 509
Esplanade Lake Club Community Development District Special Assessment 110 3.250 11/01/25 108
Esplanade Lake Club Community Development District Special Assessment 200 4.000 11/01/40 186
Fishhawk Ranch Community Development District Special Assessment (µ) 200 2.750 11/01/35 172
Florida Development Finance Corp. Revenue Bonds 115 3.000 06/01/23 114
Florida Development Finance Corp. Revenue Bonds 110 4.000 06/01/25 108
Florida Development Finance Corp. Revenue Bonds 35 5.000 04/01/26 38
Florida Development Finance Corp. Revenue Bonds (Þ) 610 1.750 06/01/26 566
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/01/26 98
Florida Development Finance Corp. Revenue Bonds 35 5.000 04/01/27 39
Florida Development Finance Corp. Revenue Bonds 35 5.000 04/01/28 39
Florida Development Finance Corp. Revenue Bonds 30 5.000 04/01/29 34
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 12/15/29 102
Florida Development Finance Corp. Revenue Bonds 135 5.000 06/01/31 132
Florida Development Finance Corp. Revenue Bonds 170 4.000 07/01/31 170
Florida Development Finance Corp. Revenue Bonds 760 5.000 06/15/33 803
Florida Development Finance Corp. Revenue Bonds 800 5.000 06/15/34 844
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 12/15/34 105
Florida Development Finance Corp. Revenue Bonds 100 5.000 06/01/35 96
Florida Development Finance Corp. Revenue Bonds 1,260 5.000 06/15/35 1,326
Florida Development Finance Corp. Revenue Bonds 1,900 5.000 02/01/36 2,001
Florida Development Finance Corp. Revenue Bonds 1,325 5.000 06/15/36 1,393

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
316 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Development Finance Corp. Revenue Bonds 795 5.000 02/01/37 832
Florida Development Finance Corp. Revenue Bonds 2,780 5.000 06/15/37 2,917
Florida Development Finance Corp. Revenue Bonds 860 5.000 06/15/38 901
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.000 12/15/39 130
Florida Development Finance Corp. Revenue Bonds (Þ) 225 5.125 06/01/40 229
Florida Governmental Utility Authority Revenue Bonds (µ) 1,000 5.000 10/01/31 1,155
Florida Governmental Utility Authority Revenue Bonds (µ) 2,300 5.000 10/01/32 2,643
Florida Governmental Utility Authority Revenue Bonds (µ) 1,600 5.000 10/01/33 1,827
Florida Governmental Utility Authority Revenue Bonds (µ) 1,000 4.000 10/01/35 1,057
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 800 4.500 06/01/33 793
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 150 4.750 06/01/38 150
Florida Municipal Power Agency Revenue Bonds 4,720 5.000 10/01/28 5,238
Florida Municipal Power Agency Revenue Bonds 500 3.000 10/01/32 500
Florida Municipal Power Agency Revenue Bonds 700 3.000 10/01/33 695
Flow Way Community Development District Special Assessment 210 4.000 11/01/28 210
Flow Way Community Development District Special Assessment 200 4.875 11/01/37 203
Flow Way Community Development District Special Assessment 100 5.000 11/01/38 102
Forest Brooke Community Development District Special Assessment 50 3.000 11/01/22 50
Forest Brooke Community Development District Special Assessment 50 3.000 11/01/23 51
Forest Brooke Community Development District Special Assessment 50 3.000 11/01/24 50
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/25 105
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/26 105
Forest Brooke Community Development District Special Assessment 110 3.000 11/01/27 110
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/28 114
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/29 113
Forest Brooke Community Development District Special Assessment 1,000 3.000 11/01/39 862
Golden Lakes Community Development District Special Assessment (µ) 30 3.250 05/01/23 30
Golden Lakes Community Development District Special Assessment (µ) 80 3.500 05/01/24 81
Golden Lakes Community Development District Special Assessment (µ) 510 4.250 05/01/32 538
Gracewater Sarasota Community Development District Special Assessment 470 2.400 05/01/26 439
Grand Oaks Community Development District Special Assessment 180 2.625 11/01/26 168
Grande Pines Community Development District Special Assessment 800 3.200 05/01/31 715
Grove Resort Community Development District Special Assessment 145 2.950 05/01/27 136
Harbor Bay Community Development District Special Assessment 885 3.300 05/01/29 851
Harmony West Community Development District Special Assessment (Þ) 130 4.125 05/01/24 131
Harmony West Community Development District Special Assessment (Þ) 420 4.750 05/01/29 432
Harmony West Community Development District Special Assessment (Þ) 620 5.100 05/01/38 632
Heritage Harbor North Community Development District Special Assessment 150 5.000 05/01/34 155
Hillcrest Community Development District Special Assessment 300 4.000 11/01/28 303
Hillcrest Community Development District Special Assessment 300 4.500 11/01/38 301
Hills Minneola Community Development District Special Assessment (Þ) 135 3.000 05/01/25 131
Hills Minneola Community Development District Special Assessment (Þ) 140 3.500 05/01/31 130
Hillsborough County Aviation Authority Revenue Bonds 1,000 4.000 10/01/37 1,028
Hillsborough County Aviation Authority Revenue Bonds 1,000 4.000 10/01/39 1,019
Hillsborough County Aviation Authority Revenue Bonds 1,000 4.000 10/01/42 1,011
Hillsborough County Aviation Authority Revenue Bonds 7,500 5.000 10/01/47 8,392
Hillsborough County Industrial Development Authority Revenue Bonds 11,900 4.000 08/01/45 11,480
Hilltop Point Community Development District Special Assessment 320 5.100 05/01/32 324
Hyde Park Community Development District No. 1 Special Assessment 500 3.600 05/01/32 453
Hyde Park Community Development District No. 2 Special Assessment 425 3.250 05/01/27 403
K-Bar Ranch II Community Development District Special Assessment (Þ) 345 4.000 05/01/28 346

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 317
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
K-Bar Ranch II Community Development District Special Assessment 100 2.750 05/01/31 86
Kindred Community Development District II Special Assessment 165 2.200 05/01/26 154
Kindred Community Development District II Special Assessment 135 2.700 05/01/31 118
Kingman Gate Community Development District Special Assessment 165 2.500 06/15/26 156
Kingman Gate Community Development District Special Assessment 250 3.125 06/15/31 226
Lakeshore Ranch Community Development District Special Assessment 370 3.000 05/01/25 370
Lakeshore Ranch Community Development District Special Assessment 380 3.000 05/01/26 381
Lakeshore Ranch Community Development District Special Assessment 390 3.000 05/01/27 392
Lakeshore Ranch Community Development District Special Assessment 405 3.000 05/01/28 404
Lakeshore Ranch Community Development District Special Assessment 415 3.000 05/01/29 412
Lakeshore Ranch Community Development District Special Assessment 2,675 3.000 05/01/35 2,427
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 2.500 05/01/25 96
Lakewood Ranch Stewardship District Special Assessment 615 2.125 05/01/26 566
Lakewood Ranch Stewardship District Special Assessment (µ) 550 2.000 05/01/27 525
Lakewood Ranch Stewardship District Special Assessment (µ) 585 2.000 05/01/30 514
Lakewood Ranch Stewardship District Special Assessment (Þ) 310 3.125 05/01/30 282
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 3.200 05/01/30 91
Lakewood Ranch Stewardship District Special Assessment 260 2.625 05/01/31 223
Lakewood Ranch Stewardship District Special Assessment 410 2.700 05/01/31 362
Laurel Road Community Development District Special Assessment 330 2.600 05/01/26 309
Laurel Road Community Development District Special Assessment 950 3.125 05/01/31 841
Lee Memorial Health System Revenue Bonds (~)(ae)(Ê) 2,300 5.000 04/01/33 2,497
Lucerne Park Community Development District Special Assessment 1,025 4.625 05/01/39 1,031
Mangrove Point & Mangrove Manor Community Development District Special
Assessment 300 3.800 05/01/27 297
McJunkin Parkland Community Development District Special Assessment (Þ) 520 4.750 11/01/29 539
Meadow Pointe III Community Development District Special Assessment 110 3.250 05/01/23 111
Meadow Pointe IV Community Development District Special Assessment 110 3.200 05/01/23 111
Meadow View at Twin Creeks Community Development District Special Assessment 575 2.400 05/01/26 535
Meadow View at Twin Creeks Community Development District Special Assessment 205 3.000 05/01/31 180
Mediterranea Community Development District Special Assessment 260 4.250 05/01/29 265
Mediterranea Community Development District Special Assessment 1,130 4.750 05/01/37 1,147
Miami Beach Health Facilities Authority Revenue Bonds 5,930 5.000 11/15/29 5,990
Miami Beach Health Facilities Authority Revenue Bonds 500 4.000 11/15/40 499
Miami Beach Health Facilities Authority Revenue Bonds 500 4.000 11/15/41 498
Miami Beach Health Facilities Authority Revenue Bonds 4,825 4.000 11/15/46 4,743
Miami-Dade County Educational Facilities Authority Revenue Bonds (µ) 1,335 5.250 04/01/27 1,488
Midtown Miami Community Development District Special Assessment 100 5.000 05/01/29 101
Mitchell Ranch Community Development District Special Assessment 475 3.375 12/15/30 435
Naples Reserve Community Development District Special Assessment (Þ) 535 4.625 11/01/29 548
North Dade Community Development District Special Assessment 84 3.000 05/01/23 84
North Dade Community Development District Special Assessment 88 3.500 05/01/24 89
North Dade Community Development District Special Assessment 92 3.500 05/01/25 93
North Dade Community Development District Special Assessment 96 3.500 05/01/26 97
North Dade Community Development District Special Assessment 100 3.500 05/01/27 101
North Dade Community Development District Special Assessment 99 3.500 05/01/28 100
North Dade Community Development District Special Assessment 327 3.750 05/01/31 326
North Dade Community Development District Special Assessment 824 4.000 05/01/38 822
North Springs Improvement District General Obligation Unlimited (µ) 2,000 4.000 05/01/41 2,081
North Sumter County Utility Dependent District Revenue Bonds 575 5.000 10/01/31 675
North Sumter County Utility Dependent District Revenue Bonds 3,725 5.000 10/01/43 4,207
Oak Creek Community Development District Special Assessment 180 3.500 05/01/23 182

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
318 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Orange County Convention Center Revenue Bonds 3,605 5.000 10/01/31 3,949
Orlando Utilities Commission Revenue Bonds (~)(Ê) 575 1.250 10/01/46 497
Palm Beach County Health Facilities Authority Revenue Bonds 150 4.000 06/01/26 149
Palm Beach County Health Facilities Authority Revenue Bonds 900 3.000 06/01/27 846
Palm Beach County Health Facilities Authority Revenue Bonds 100 4.000 05/15/30 95
Palm Beach County Health Facilities Authority Revenue Bonds 625 4.000 06/01/31 589
Palm Beach County Health Facilities Authority Revenue Bonds 1,105 4.000 05/15/36 1,006
Palm Coast Park Community Development District Special Assessment 220 2.400 05/01/26 204
Palm Glades Community Development District Special Assessment 750 4.000 11/01/33 763
Park East Community Development District Special Assessment 470 2.400 11/01/26 442
Parker Road Community Development District Special Assessment 190 3.100 05/01/25 186
Parker Road Community Development District Special Assessment 255 3.375 05/01/30 235
Parkview at Long Lake Ranch Community Development District Special Assessment 390 2.500 05/01/25 376
Parkway Center Community Development District Special Assessment Revenue Bonds 95 3.500 05/01/25 96
Parkway Center Community Development District Special Assessment Revenue Bonds 100 4.000 05/01/26 104
Parkway Center Community Development District Special Assessment Revenue Bonds 105 4.000 05/01/27 110
Parkway Center Community Development District Special Assessment Revenue Bonds 110 4.000 05/01/28 115
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 460 4.000 05/01/25 475
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 500 4.000 05/01/27 524
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 375 4.500 05/01/31 390
Pine Isle Community Development District Special Assessment (Þ) 300 2.375 12/15/26 277
Pine Isle Community Development District Special Assessment (Þ) 100 3.000 12/15/31 88
Portico Community Development District Special Assessment 25 3.250 05/01/31 23
Preston Cove Community Development District Special Assessment 200 3.250 05/01/27 190
Preston Cove Community Development District Special Assessment 335 3.600 05/01/32 304
Preston Cove Community Development District Special Assessment 1,800 4.125 05/01/52 1,610
Reedy Creek Improvement District General Obligation Limited (ae) 4,540 5.000 06/01/23 4,671
Reedy Creek Improvement District General Obligation Limited (ae) 5,000 5.000 06/01/25 5,144
Reedy Creek Improvement District General Obligation Limited (ae) 4,870 5.000 06/01/26 5,011
Reunion East Community Development District Special Assessment 550 2.400 05/01/26 513
Reunion East Community Development District Special Assessment 700 2.850 05/01/31 619
Reunion West Community Development District Special Assessment 125 2.600 05/01/27 116
Reunion West Community Development District Special Assessment 405 3.000 05/01/28 379
Reunion West Community Development District Special Assessment 400 3.000 05/01/29 367
Reunion West Community Development District Special Assessment 400 3.000 05/01/30 359
Reunion West Community Development District Special Assessment 435 3.000 05/01/31 385
Reunion West Community Development District Special Assessment 450 3.000 05/01/36 378
Ridge at Apopka Community Development District Special Assessment 500 5.000 05/01/32 508
River Glen Community Development District Special Assessment 151 2.500 05/01/29 141
River Glen Community Development District Special Assessment 159 2.500 05/01/31 142
River Glen Community Development District Special Assessment 750 3.000 05/01/31 662
River Glen Community Development District Special Assessment 509 3.000 05/01/34 459
River Glen Community Development District Special Assessment 750 3.000 05/01/36 625
River Glen Community Development District Special Assessment 685 3.000 05/01/38 582
River Landing Community Development District Special Assessment 850 4.125 05/01/40 805
Rivers Edge III Community Development District Special Assessment (Þ) 210 2.400 05/01/26 196
Rivers Edge III Community Development District Special Assessment (Þ) 300 3.000 05/01/31 265
Rivington Community Development District Special Assessment 350 3.250 05/01/27 333
Rivington Community Development District Special Assessment 430 3.625 05/01/32 392

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 319
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Rolling Hills Community Development District Special Assessment 360 3.400 05/01/32 321
Rolling Hills Community Development District Special Assessment 400 3.650 05/01/32 363
Rolling Hills Community Development District Special Assessment 485 3.750 05/01/42 416
Sampson Creek Community Development District Special Assessment (µ) 95 2.375 05/01/35 81
Sampson Creek Community Development District Special Assessment (µ) 190 2.625 05/01/40 161
Sanctuary Cove Community Development District Special Assessment 135 2.125 05/01/26 124
Sanctuary Cove Community Development District Special Assessment 190 2.625 05/01/31 163
Sanctuary Cove Community Development District Special Assessment 400 3.125 05/01/41 318
Sanctuary Cove Community Development District Special Assessment 770 4.000 05/01/52 674
Sandmine Road Community Development District Special Assessment 300 2.300 11/01/26 277
Sarasota National Community Development District Special Assessment 135 3.400 05/01/31 121
Sarasota National Community Development District Special Assessment 1,495 3.500 05/01/31 1,411
Sarasota National Community Development District Special Assessment 125 3.625 05/01/31 113
Sarasota National Community Development District Special Assessment 2,200 4.000 05/01/39 2,067
Sawyers Landing Community Development District Special Assessment 295 3.250 05/01/26 287
Scenic Terrace South Community Development District Special Assessment 75 3.750 05/01/27 73
School Board of Miami-Dade County (The) Certificate Participation 5,000 5.000 05/01/31 5,311
School District of Broward County General Obligation Limited 855 5.000 07/01/38 998
School District of Broward County General Obligation Limited 885 5.000 07/01/39 1,031
School District of Broward County General Obligation Limited 590 5.000 07/01/40 687
Seminole Improvement District Revenue Bonds 350 4.400 10/01/27 355
Seminole Improvement District Revenue Bonds 350 5.000 10/01/32 360
Seminole Improvement District Revenue Bonds 500 5.300 10/01/37 517
Sherwood Manor Community Development District Special Assessment (Þ) 550 4.625 11/01/29 562
Shingle Creek at Bronson Community Development District Special Assessment 200 2.500 06/15/26 188
Siena North Community Development District Special Assessment 135 2.875 06/15/27 126
Silver Palms West Community Development District Special Assessment 415 2.600 06/15/27 385
Somerset Community Development District Special Assessment 200 4.000 05/01/24 202
Somerset Community Development District Special Assessment 215 4.000 05/01/25 217
Somerset Community Development District Special Assessment 600 4.000 05/01/26 605
Somerset Community Development District Special Assessment 625 4.000 05/01/27 629
Somerset Community Development District Special Assessment 260 4.000 05/01/32 255
South Fork East Community Development District Special Assessment 100 3.000 05/01/25 99
South Fork East Community Development District Special Assessment 263 3.000 05/01/31 236
South Fork East Community Development District Special Assessment 1,990 4.125 05/01/36 1,994
South Fork East Community Development District Special Assessment 600 3.000 05/01/38 491
South Kendall Community Development District Special Assessment 205 4.000 11/01/31 206
South Village Community Development District Special Assessment 415 3.500 05/01/32 412
South Village Community Development District Special Assessment 230 3.750 05/01/38 224
Southern Groves Community Development District No. 5 Special Assessment 95 2.875 05/01/24 94
Southern Groves Community Development District No. 5 Special Assessment 210 2.400 05/01/26 195
Southern Groves Community Development District No. 5 Special Assessment 990 2.800 05/01/31 859
Stonegate Community Development District Special Assessment 190 3.000 05/01/23 191
Stonegate Community Development District Special Assessment 195 3.000 05/01/24 196
Stonegate Community Development District Special Assessment 205 3.000 05/01/25 205
Stonegate Community Development District Special Assessment 210 3.000 05/01/26 210
Stonegate Community Development District Special Assessment 215 3.000 05/01/27 214
Stonegate Community Development District Special Assessment 225 3.000 05/01/28 222
Stonegate Community Development District Special Assessment 230 3.000 05/01/29 223
Stonegate Community Development District Special Assessment 1,270 3.000 05/01/34 1,142
Stonegate Community Development District Special Assessment 1,465 3.000 05/01/39 1,239

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
320 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Stonewater Community Development District Special Assessment (Þ) 275 2.250 11/01/26 254
Stoneybrook Community Development District Special Assessment 470 3.500 05/01/32 478
Stoneybrook Community Development District Special Assessment 1,230 4.125 05/01/42 1,264
Storey Drive Community Development District Special Assessment 200 2.550 06/15/27 187
Summer Woods Community Development District Special Assessment 195 2.500 05/01/26 182
Summerstone Community Development District Special Assessment (Þ) 235 2.200 05/01/26 218
Sweetwater Creek Community Development District Special Assessment (µ) 375 2.250 05/01/27 366
Tampa-Hillsborough County Expressway Authority Revenue Bonds 825 5.000 07/01/47 885
Tern Bay Community Development District Special Assessment 1,000 3.125 06/15/27 951
Timber Creek Community Development District Special Assessment (Þ) 130 4.125 11/01/24 131
Timber Creek Community Development District Special Assessment (Þ) 400 4.625 11/01/29 410
Timber Creek Community Development District Special Assessment (Þ) 535 5.000 11/01/38 546
Timber Creek Southwest Community Development District Special Assessment 395 2.500 06/15/25 380
Timber Creek Southwest Community Development District Special Assessment 650 3.000 06/15/30 588
Tohoqua Community Development District Special Assessment 320 3.125 05/01/31 284
Tolomato Community Development District Special Assessment (µ) 725 3.000 05/01/23 730
Tolomato Community Development District Special Assessment 230 3.500 05/01/24 231
Tolomato Community Development District Special Assessment 1,750 2.625 05/01/27 1,618
Tolomato Community Development District Special Assessment 445 2.875 05/01/27 415
Tolomato Community Development District Special Assessment (µ) 1,505 3.000 05/01/29 1,533
Tolomato Community Development District Special Assessment (µ) 1,810 3.000 05/01/31 1,818
Tolomato Community Development District Special Assessment 1,500 3.200 05/01/32 1,331
Tolomato Community Development District Special Assessment (µ) 1,180 3.000 05/01/33 1,177
Tolomato Community Development District Special Assessment (µ) 930 3.000 05/01/37 901
Tolomato Community Development District Special Assessment (µ) 605 3.000 05/01/40 568
Town of Davie Educational Facilities Revenue Bonds 550 5.000 04/01/32 604
Tradition Community Development District No. 9 Special Assessment 190 2.300 05/01/26 176
Tradition Community Development District No. 9 Special Assessment 270 2.700 05/01/31 234
Triple Creek Community Development District Special Assessment (Þ) 450 2.875 11/01/31 391
Tuckers Pointe Community Development District Special Assessment 50 3.000 05/01/27 47
Tuckers Pointe Community Development District Special Assessment 100 3.375 05/01/32 90
Two Rivers North Community Development District Special Assessment 130 4.625 05/01/27 131
Two Rivers North Community Development District Special Assessment 630 4.875 05/01/32 639
Union Park East Community Development District Special Assessment (Þ) 170 2.400 05/01/26 158
V-Dana Community Development District Special Assessment 375 2.600 05/01/26 354
V-Dana Community Development District Special Assessment 125 3.125 05/01/31 112
Veranda Community Development District II Special Assessment (Þ) 35 2.500 05/01/26 33
Veranda Community Development District II Special Assessment (Þ) 55 3.100 05/01/31 49
Verano No. 3 Community Development District Special Assessment 80 2.375 05/01/26 75
Verano No. 3 Community Development District Special Assessment 120 3.000 05/01/31 106
Viera Stewardship District Special Assessment 250 2.300 05/01/26 232
Viera Stewardship District Special Assessment 460 2.800 05/01/31 403
Village Community Development District No. 12 Special Assessment (Þ) 1,430 3.800 05/01/28 1,437
Village Community Development District No. 13 Special Assessment 1,000 1.800 05/01/26 925
Villages of Glen Creek Community Development District Special Assessment 135 2.700 05/01/27 122
Villamar Community Development District Special Assessment 255 3.625 05/01/32 232
Villamar Community Development District Special Assessment 370 3.500 11/01/32 334
Volusia County School Board Certificate of Participation (µ) 1,280 5.000 08/01/32 1,401
Watergrass Community Development District II Special Assessment 135 4.000 05/01/23 136
Watergrass Community Development District II Special Assessment 285 2.000 05/01/26 262
Watergrass Community Development District II Special Assessment 775 4.450 05/01/28 789

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 321
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Watergrass Community Development District II Special Assessment 1,035 2.500 05/01/31 878
Watergrass Community Development District II Special Assessment 2,260 5.150 05/01/38 2,301
Watergrass Community Development District II Special Assessment 1,380 2.800 05/01/39 1,079
West Port Community Development District Special Assessment (Þ) 200 4.250 05/01/27 200
West Villages Improvement District Special Assessment 825 3.125 05/01/31 748
Westside Haines City Community Development District Special Assessment 125 2.500 05/01/26 118
Westside Haines City Community Development District Special Assessment 215 3.000 05/01/31 194
Windward at Lakewood Ranch Community Development District Special Assessment 350 3.250 05/01/27 335
Windward at Lakewood Ranch Community Development District Special Assessment 350 3.625 05/01/32 321
Windward at Lakewood Ranch Community Development District Special Assessment 125 4.000 05/01/42 115
Wiregrass II Community Development District Special Assessment 125 4.500 05/01/27 127
Wiregrass II Community Development District Special Assessment 240 4.800 05/01/32 243
294,311
Georgia - 1.8%
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 1,355 2.375 07/01/26 1,340
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 1,680 2.875 07/01/31 1,581
Bartow County Development Authority Revenue Bonds (~)(ae)(Ê) 890 1.550 08/01/43 890
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 525 2.150 10/01/32 518
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 285 2.250 10/01/32 284
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 3,875 3.000 11/01/45 3,883
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 700 2.925 11/01/48 701
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 1,855 1.550 12/01/49 1,854
City of Atlanta Airport Passenger Facility Charge Revenue Bonds 10,950 5.000 07/01/40 12,250
County of Fulton Water & Sewerage Revenue Bonds 1,415 4.000 01/01/35 1,422
Development Authority of Monroe County Revenue Bonds (~)(ae)(Ê) 250 1.000 08/01/26 227
Downtown Smyrna Development Authority Revenue Bonds 2,645 5.000 02/01/27 3,006
Fayette County Hospital Authority Revenue Bonds (~)(ae)(Ê) 2,150 5.000 07/01/24 2,236
Gwinnett County School District General Obligation Unlimited 7,565 5.000 08/01/26 8,512
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 1,815 4.000 11/01/25 1,831
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,500 4.000 12/01/29 1,519
Main Street Natural Gas, Inc. Revenue Bonds 4,775 5.000 05/15/30 5,216
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 2,750 4.000 04/01/48 2,804
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 2,600 4.000 08/01/49 2,706
Municipal Electric Authority of Georgia Revenue Bonds 465 5.000 01/01/35 503
Municipal Electric Authority of Georgia Revenue Bonds 2,420 5.000 01/01/38 2,591
Municipal Electric Authority of Georgia Revenue Bonds 1,835 5.000 01/01/39 1,961
Paulding County Hospital Authority Revenue Bonds 1,975 4.000 04/01/41 2,001
Private Colleges & Universities Authority Revenue Bonds 465 5.000 10/01/28 529
Private Colleges & Universities Authority Revenue Bonds 350 5.000 10/01/29 400
Private Colleges & Universities Authority Revenue Bonds 1,815 5.000 09/01/37 2,065
Private Colleges & Universities Authority Revenue Bonds 1,000 4.000 04/01/40 1,006
Savannah Hospital Authority Revenue Bonds 1,000 5.500 07/01/28 1,029
State of Georgia General Obligation Unlimited 4,585 4.000 07/01/24 4,791
State of Georgia General Obligation Unlimited 1,000 5.000 08/01/31 1,204
State of Georgia General Obligation Unlimited 2,325 4.000 07/01/35 2,547
State of Georgia General Obligation Unlimited 1,250 4.000 07/01/39 1,337
Sunbridge Stewardship District Special Assessment 235 4.500 05/01/27 238
Sunbridge Stewardship District Special Assessment 350 5.000 05/01/32 362
Sunbridge Stewardship District Special Assessment 925 5.400 05/01/42 967
76,311
Guam - 1.2%
Guam Business Privilege Tax Revenue Bonds 450 5.000 01/01/28 487

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
322 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Guam Business Privilege Tax Revenue Bonds 1,025 5.000 01/01/29 1,117
Guam Business Privilege Tax Revenue Bonds 900 5.000 01/01/30 985
Guam Business Privilege Tax Revenue Bonds 775 5.000 01/01/31 853
Guam Business Privilege Tax Revenue Bonds 2,000 4.000 01/01/36 1,939
Guam Business Privilege Tax Revenue Bonds 325 4.000 01/01/42 303
Guam Department of Education Certificate of Participation 675 3.625 02/01/25 659
Guam Department of Education Certificate of Participation 265 4.250 02/01/30 267
Guam Government Waterworks Authority Revenue Bonds 150 5.000 07/01/25 160
Guam Government Waterworks Authority Revenue Bonds 225 5.000 07/01/26 244
Guam Government Waterworks Authority Revenue Bonds 150 5.000 07/01/27 165
Guam Government Waterworks Authority Revenue Bonds 1,395 5.000 07/01/28 1,433
Guam Government Waterworks Authority Revenue Bonds 5,425 5.000 07/01/29 5,641
Guam Government Waterworks Authority Revenue Bonds 300 5.000 07/01/30 324
Guam Government Waterworks Authority Revenue Bonds 600 5.000 07/01/31 643
Guam Government Waterworks Authority Revenue Bonds 300 5.000 07/01/32 322
Guam Government Waterworks Authority Revenue Bonds 3,200 5.000 01/01/46 3,349
Guam Government Waterworks Authority Revenue Bonds 445 5.000 01/01/50 474
Guam Power Authority Revenue Bonds (µ) 2,190 5.000 10/01/24 2,202
Guam Power Authority Revenue Bonds 3,925 5.000 10/01/34 4,115
Guam Power Authority Revenue Bonds 2,690 5.000 10/01/35 2,877
Territory of Guam Revenue Bonds 5,060 5.000 12/01/22 5,111
Territory of Guam Revenue Bonds 2,450 5.000 12/01/23 2,541
Territory of Guam Revenue Bonds 3,000 5.000 12/01/24 3,177
Territory of Guam Revenue Bonds 7,860 5.000 11/15/26 8,460
Territory of Guam Revenue Bonds 50 5.000 11/01/27 54
Territory of Guam Revenue Bonds 50 5.000 11/01/28 54
Territory of Guam Revenue Bonds 2,000 5.000 12/01/28 2,176
Territory of Guam Revenue Bonds 50 5.000 11/01/29 55
Territory of Guam Revenue Bonds 50 5.000 11/01/30 55
Territory of Guam Revenue Bonds 1,035 5.000 12/01/32 1,111
Territory of Guam Revenue Bonds 555 5.000 12/01/35 592
Territory of Guam Revenue Bonds 980 5.000 12/01/36 1,044
52,989
Hawaii - 0.3%
City & County of Honolulu General Obligation Unlimited 2,645 5.000 03/01/29 3,110
City & County of Honolulu General Obligation Unlimited 6,355 5.000 03/01/30 7,585
City & County of Honolulu Wastewater System Revenue Bonds 1,750 4.000 07/01/42 1,779
Kauai County Community Facilities District Special Tax 280 4.000 05/15/27 284
Kauai County Community Facilities District Special Tax 255 4.000 05/15/33 247
Kauai County Community Facilities District Special Tax 375 4.000 05/15/34 360
State of Hawaii Department of Budget & Finance Revenue Bonds 1,400 3.200 07/01/39 1,218
14,583
Idaho - 0.4%
Idaho Health Facilities Authority Revenue Bonds 1,390 5.000 09/01/24 1,453
Idaho Health Facilities Authority Revenue Bonds 2,090 5.000 09/01/27 2,268
Idaho Health Facilities Authority Revenue Bonds 2,045 5.000 09/01/28 2,199
Idaho Health Facilities Authority Revenue Bonds 2,400 5.000 09/01/31 2,547
Idaho Health Facilities Authority Revenue Bonds 1,245 4.000 09/01/40 1,267
Idaho Housing & Finance Association Revenue Bonds 1,670 5.000 07/15/31 1,714
Idaho Housing & Finance Association Revenue Bonds 1,115 3.000 05/01/32 1,047
Idaho Housing & Finance Association Revenue Bonds 600 5.000 07/15/34 698
Idaho Housing & Finance Association Revenue Bonds 875 5.000 07/15/35 1,016

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 323
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Idaho Housing & Finance Association Revenue Bonds 500 4.000 07/15/36 526
Idaho Housing & Finance Association Revenue Bonds 640 4.000 07/15/37 664
Idaho Housing & Finance Association Revenue Bonds 1,250 4.000 07/15/38 1,287
Idaho State Building Authority Revenue Bonds 405 5.000 09/01/23 413
17,099
Illinois - 13.3%
Berkeley School District No. 87 General Obligation Unlimited (µ) 500 3.000 12/01/34 492
Berwyn Municipal Securitization Corp. Revenue Bonds (µ) 1,000 5.000 01/01/35 1,134
Carol Stream Park District General Obligation Unlimited (µ)(ae) 200 5.000 01/01/26 221
Carol Stream Park District General Obligation Unlimited (µ) 630 5.000 01/01/37 685
Champaign Community Unit School District No.4 General Obligation Unlimited 50 Zero coupon 01/01/26 46
Champaign Community Unit School District No.4 General Obligation Unlimited 25 Zero coupon 01/01/27 22
Champaign Community Unit School District No.4 General Obligation Unlimited 35 Zero coupon 01/01/28 30
Champaign Community Unit School District No.4 General Obligation Unlimited 30 5.000 01/01/29 35
Champaign Community Unit School District No.4 General Obligation Unlimited 25 5.000 01/01/30 29
Champaign Community Unit School District No.4 General Obligation Unlimited 110 5.000 01/01/31 126
Champaign Community Unit School District No.4 General Obligation Unlimited 260 5.000 01/01/32 296
Champaign Community Unit School District No.4 General Obligation Unlimited 125 5.000 01/01/33 142
Champaign Community Unit School District No.4 General Obligation Unlimited 155 5.000 01/01/34 176
Chicago Board of Education General Obligation Unlimited 335 5.000 12/01/22 338
Chicago Board of Education General Obligation Unlimited (µ) 4,025 2.519 12/01/23 3,883
Chicago Board of Education General Obligation Unlimited (µ) 675 5.000 12/01/25 728
Chicago Board of Education General Obligation Unlimited (µ) 810 5.000 12/01/26 887
Chicago Board of Education General Obligation Unlimited (µ) 17,825 5.000 12/01/27 19,753
Chicago Board of Education General Obligation Unlimited (µ) 10,880 2.956 12/01/28 8,854
Chicago Board of Education General Obligation Unlimited (µ) 2,750 5.000 12/01/28 3,068
Chicago Board of Education General Obligation Unlimited (µ) 3,630 3.163 12/01/30 2,707
Chicago Board of Education General Obligation Unlimited (µ) 8,000 5.000 12/01/31 8,719
Chicago Board of Education General Obligation Unlimited (µ) 6,500 5.000 12/01/32 7,059
Chicago Board of Education General Obligation Unlimited 1,165 5.000 12/01/33 1,254
Chicago Board of Education General Obligation Unlimited 3,410 5.000 12/01/34 3,647
Chicago Board of Education General Obligation Unlimited (µ) 1,545 5.000 12/01/35 1,658
Chicago Board of Education General Obligation Unlimited 450 5.000 12/01/37 477
Chicago Board of Education General Obligation Unlimited 1,150 5.000 12/01/40 1,212
Chicago Board of Education General Obligation Unlimited 1,750 5.000 12/01/41 1,839
Chicago Board of Education General Obligation Unlimited (Þ) 5,000 7.000 12/01/42 5,732
Chicago Board of Education Revenue Bonds 1,500 5.000 12/01/30 1,637
Chicago Board of Education Revenue Bonds 10,000 5.750 04/01/33 10,922
Chicago Board of Education Revenue Bonds 325 5.000 04/01/34 342
Chicago Board of Education Revenue Bonds 250 5.000 04/01/35 262
Chicago Board of Education Revenue Bonds 225 5.000 04/01/36 236
Chicago Board of Education Revenue Bonds 310 5.000 04/01/37 324
Chicago Board of Education Revenue Bonds 1,250 4.000 12/01/47 1,157
Chicago Board of Education Revenue Bonds 9,000 5.000 12/01/47 9,472
Chicago Midway International Airport Revenue Bonds 940 5.000 01/01/30 972
Chicago Midway International Airport Revenue Bonds 4,435 5.000 01/01/34 4,574
Chicago O'Hare International Airport Revenue Bonds 1,485 5.000 01/01/26 1,506
Chicago O'Hare International Airport Revenue Bonds 2,590 5.000 01/01/28 2,601
Chicago O'Hare International Airport Revenue Bonds 1,000 4.000 01/01/33 1,024
Chicago O'Hare International Airport Revenue Bonds 4,250 5.000 01/01/33 4,558
Chicago O'Hare International Airport Revenue Bonds 5,345 4.000 01/01/34 5,529

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
324 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago O'Hare International Airport Revenue Bonds 1,850 5.000 01/01/34 1,980
Chicago O'Hare International Airport Revenue Bonds 6,525 4.000 01/01/35 6,712
Chicago O'Hare International Airport Revenue Bonds 7,515 4.000 01/01/37 7,680
Chicago O'Hare International Airport Revenue Bonds 3,000 4.000 01/01/38 3,057
Chicago O'Hare International Airport Revenue Bonds 1,825 4.000 01/01/44 1,826
Chicago O'Hare International Airport Revenue Bonds 1,250 5.250 12/01/49 1,302
Chicago Park District General Obligation Limited (µ) 5,000 4.000 01/01/32 5,177
Chicago Park District General Obligation Limited (µ) 6,810 4.000 01/01/33 7,021
Chicago Park District General Obligation Limited (µ) 3,145 4.000 01/01/39 3,164
Chicago Park District General Obligation Unlimited 550 5.000 01/01/27 605
Chicago Park District General Obligation Unlimited 700 4.000 01/01/34 713
Chicago Park District General Obligation Unlimited 600 4.000 01/01/35 605
Chicago Park District General Obligation Unlimited 1,000 4.000 01/01/38 996
Chicago Park District General Obligation Unlimited 14,300 5.000 01/01/44 15,477
Chicago Sales Tax Securitization Corp. Revenue Bonds 3,420 5.000 01/01/26 3,725
Chicago Sales Tax Securitization Corp. Revenue Bonds 2,200 5.000 01/01/27 2,439
Chicago Sales Tax Securitization Corp. Revenue Bonds 6,850 5.000 01/01/28 7,708
Chicago Sales Tax Securitization Corp. Revenue Bonds 3,695 5.000 01/01/29 4,206
Chicago Sales Tax Securitization Corp. Revenue Bonds 7,500 5.000 01/01/30 8,637
Chicago Sales Tax Securitization Corp. Revenue Bonds 19,040 5.500 01/01/32 21,865
Chicago Sales Tax Securitization Corp. Revenue Bonds 6,590 5.000 01/01/35 7,221
Chicago Sales Tax Securitization Corp. Revenue Bonds 710 4.000 01/01/38 713
Chicago Sales Tax Securitization Corp. Revenue Bonds (µ) 700 5.000 01/01/38 769
Chicago Transit Authority Capital Grant Receipts Revenue Bonds 1,250 5.000 06/01/27 1,394
Chicago Transit Authority Capital Grant Receipts Revenue Bonds 200 5.000 06/01/29 227
City of Belleville Sales Tax Revenue Tax Allocation 95 3.250 07/01/29 87
City of Chicago General Obligation Unlimited 465 5.000 01/01/27 501
City of Chicago General Obligation Unlimited 1,800 5.000 01/01/28 1,954
City of Chicago General Obligation Unlimited 925 5.250 01/01/28 971
City of Chicago General Obligation Unlimited 2,210 5.000 01/01/29 2,387
City of Chicago General Obligation Unlimited 737 4.000 01/01/30 748
City of Chicago General Obligation Unlimited 870 5.000 01/01/30 945
City of Chicago General Obligation Unlimited 60 5.000 01/01/31 64
City of Chicago General Obligation Unlimited (µ) 5,535 5.250 01/01/31 5,712
City of Chicago General Obligation Unlimited 6,950 5.000 01/01/33 7,411
City of Chicago General Obligation Unlimited 1,300 4.000 01/01/35 1,302
City of Chicago General Obligation Unlimited 1,400 5.000 01/01/36 1,426
City of Chicago General Obligation Unlimited 3,700 5.000 01/01/38 3,831
City of Chicago Motor Fuel Tax Revenue Bonds 560 5.000 01/01/28 586
City of Chicago Motor Fuel Tax Revenue Bonds 725 5.000 01/01/29 759
City of Chicago Special Assessment Revenue Bonds (Þ) 325 3.200 12/01/29 304
City of Chicago Special Assessment Revenue Bonds (Þ) 350 3.290 12/01/30 326
City of Chicago Special Assessment Revenue Bonds (Þ) 375 3.380 12/01/31 347
City of Chicago Special Assessment Revenue Bonds (Þ) 300 3.450 12/01/32 277
City of Chicago Wastewater Transmission Revenue Bonds 505 5.000 01/01/29 521
City of Chicago Wastewater Transmission Revenue Bonds 900 5.000 01/01/32 923
City of Chicago Wastewater Transmission Revenue Bonds 3,630 5.000 01/01/35 3,788
City of Chicago Wastewater Transmission Revenue Bonds 4,920 5.000 01/01/36 5,286
City of Chicago Wastewater Transmission Revenue Bonds 2,570 5.000 01/01/39 2,674
City of Chicago Waterworks Revenue Bonds (µ) 6,000 5.000 11/01/31 6,682
City of Chicago Waterworks Revenue Bonds (µ) 300 5.000 11/01/33 332

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 325
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Chicago Waterworks Revenue Bonds 1,000 5.000 11/01/34 1,031
City of Chicago Waterworks Revenue Bonds 2,875 5.000 11/01/42 2,886
City of Country Club Hills General Obligation Unlimited (µ) 1,000 4.000 12/01/29 1,067
City of Galesburg Revenue Bonds 300 5.000 10/01/30 335
City of Galesburg Revenue Bonds 560 4.000 10/01/36 567
City of Mount Vernon General Obligation Unlimited (µ) 2,530 4.000 12/15/30 2,758
City of Mount Vernon General Obligation Unlimited (µ) 3,155 4.000 12/15/31 3,407
City of Mount Vernon General Obligation Unlimited (µ) 3,275 4.000 12/15/32 3,511
City of Mount Vernon General Obligation Unlimited (µ) 615 4.000 12/15/33 657
City of Mount Vernon General Obligation Unlimited (µ) 680 4.000 12/15/36 718
City of Mount Vernon General Obligation Unlimited (µ) 735 4.000 12/15/38 765
City of Mount Vernon General Obligation Unlimited (µ) 795 4.000 12/15/40 823
City of Peoria General Obligation Unlimited (µ) 120 5.000 01/01/29 139
City of Peoria General Obligation Unlimited (µ) 200 5.000 01/01/31 229
City of Springfield Electric Revenue Bonds 1,280 5.000 03/01/32 1,358
City of Waukegan Water & Sewer System Revenue Bonds (µ) 315 4.000 12/30/32 342
City of Waukegan Water & Sewer System Revenue Bonds (µ) 325 4.000 12/30/33 350
City of Waukegan Water & Sewer System Revenue Bonds (µ) 275 4.000 12/30/34 293
Cook County Community College District No. 508 General Obligation Unlimited 1,500 5.250 12/01/28 1,536
Cook County Community College District No. 527 General Obligation Unlimited (µ) 580 4.000 12/15/36 612
Cook County Community College District No. 527 General Obligation Unlimited (µ) 625 4.000 12/15/38 646
Cook County High School District No. 209 Proviso Township General Obligation
Limited (µ) 2,475 5.500 12/01/36 2,886
Cook County School District No. 95 General Obligation Unlimited 465 4.000 12/01/24 487
Cook County Township High School District General Obligation Unlimited (µ) 1,000 5.000 12/01/30 1,164
Cook County Township High School District General Obligation Unlimited (µ) 1,100 5.000 12/01/31 1,275
Cook County Township High School District General Obligation Unlimited (µ) 1,160 5.000 12/01/32 1,339
County of Cook General Obligation Unlimited 400 5.000 11/15/28 457
County of Cook Sales Tax Revenue Bonds 75 5.000 11/15/29 87
County of Cook Sales Tax Revenue Bonds 300 5.000 11/15/32 345
County of Cook Sales Tax Revenue Bonds 135 5.000 11/15/36 150
County of Cook Sales Tax Revenue Bonds 1,250 5.250 11/15/36 1,399
County of Cook Sales Tax Revenue Bonds 185 5.000 11/15/37 204
County of Cook Sales Tax Revenue Bonds 270 5.000 11/15/38 295
County of Cook Sales Tax Revenue Bonds 845 4.000 11/15/39 862
County of Cook Sales Tax Revenue Bonds 460 4.000 11/15/41 466
County of DuPage General Obligation Limited 600 5.000 01/01/28 663
County of Sangamon General Obligation Limited (µ) 500 3.000 12/15/32 500
County of Sangamon General Obligation Limited (µ) 550 3.000 12/15/35 523
County of Union General Obligation Unlimited (µ) 1,000 4.000 09/01/36 1,057
Crawford Hospital District General Obligation Unlimited 580 4.000 01/01/41 581
Governors State University Certificate of Participation (µ) 500 5.000 07/01/24 528
Governors State University Certificate of Participation (µ) 500 5.000 07/01/25 543
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 3,500 5.000 11/15/24 3,669
Illinois Finance Authority Revenue Bonds 300 4.000 10/15/25 300
Illinois Finance Authority Revenue Bonds 465 4.000 10/15/26 464
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 1,150 5.000 02/15/27 980
Illinois Finance Authority Revenue Bonds 485 4.000 10/15/27 481
Illinois Finance Authority Revenue Bonds 150 4.000 11/01/27 155
Illinois Finance Authority Revenue Bonds 1,000 5.000 11/01/27 1,070
Illinois Finance Authority Revenue Bonds (Þ) 300 4.000 10/01/28 295
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/28 269

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
326 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds 3,000 5.000 01/01/29 3,396
Illinois Finance Authority Revenue Bonds 400 5.000 02/15/29 408
Illinois Finance Authority Revenue Bonds 520 5.000 08/01/29 560
Illinois Finance Authority Revenue Bonds (Þ) 500 4.000 10/01/29 488
Illinois Finance Authority Revenue Bonds 250 4.000 11/01/29 255
Illinois Finance Authority Revenue Bonds 315 5.000 12/01/29 338
Illinois Finance Authority Revenue Bonds 400 5.000 08/01/30 429
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/30 267
Illinois Finance Authority Revenue Bonds (Þ) 180 4.000 10/01/31 173
Illinois Finance Authority Revenue Bonds 265 4.000 11/01/31 267
Illinois Finance Authority Revenue Bonds 320 5.000 12/01/31 340
Illinois Finance Authority Revenue Bonds 730 5.000 08/15/32 848
Illinois Finance Authority Revenue Bonds (Þ) 340 4.000 10/01/32 324
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/32 529
Illinois Finance Authority Revenue Bonds 1,695 5.000 08/15/33 1,952
Illinois Finance Authority Revenue Bonds (Þ) 440 4.000 10/01/33 417
Illinois Finance Authority Revenue Bonds 615 5.000 08/15/34 703
Illinois Finance Authority Revenue Bonds (Þ) 890 4.000 10/01/34 837
Illinois Finance Authority Revenue Bonds 700 4.000 12/01/35 746
Illinois Finance Authority Revenue Bonds 200 5.000 01/01/36 226
Illinois Finance Authority Revenue Bonds 1,000 5.000 03/01/36 1,039
Illinois Finance Authority Revenue Bonds 2,660 4.000 12/01/36 2,796
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/38 1,053
Illinois Finance Authority Revenue Bonds 7,090 4.000 10/01/38 7,204
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/39 1,043
Illinois Finance Authority Revenue Bonds 750 5.500 10/01/39 786
Illinois Finance Authority Revenue Bonds 2,000 4.000 12/01/39 2,076
Illinois Finance Authority Revenue Bonds 100 4.000 09/01/41 99
Illinois Finance Authority Revenue Bonds 925 5.000 10/01/41 1,016
Illinois Finance Authority Revenue Bonds 100 4.000 11/01/41 95
Illinois Finance Authority Revenue Bonds 125 5.000 09/01/46 128
Illinois General Obligation Unlimited 1,115 5.000 03/01/31 1,248
Illinois Municipal Electric Agency Revenue Bonds 4,500 4.000 02/01/34 4,611
Illinois Sports Facilities Authority (The) Revenue Bonds 750 5.000 06/15/30 792
Illinois Sports Facilities Authority (The) Revenue Bonds (µ) 1,000 5.250 06/15/31 1,050
Illinois Sports Facilities Authority (The) Revenue Bonds 480 5.000 06/15/32 505
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 12/01/32 5,411
Illinois State University Revenue Bonds (µ) 725 5.000 04/01/23 740
Illinois State University Revenue Bonds (µ) 360 5.000 04/01/24 377
Illinois State University Revenue Bonds (µ) 500 5.000 04/01/25 538
Jersey & Greene County Community Unit School District No. 100 Jerseyville General
Obligation Unlimited (µ) 1,100 5.000 12/01/27 1,206
Kane Cook & DuPage, etc. Counties Community College District No. 509 Elgin General
Obligation Unlimited 950 4.000 12/15/34 1,006
Kane Cook & DuPage, etc. Counties Community College District No. 509 Elgin General
Obligation Unlimited 2,670 4.000 12/15/35 2,836
Kane County School District No. 131 Aurora East Side General Obligation (µ) 3,920 5.000 12/01/27 4,459
Kane County School District No. 131 Aurora East Side General Obligation (µ) 2,000 5.000 12/01/28 2,294
Kane County School District No. 131 Aurora East Side General Obligation (µ) 2,000 5.000 12/01/29 2,283
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited (µ) 260 4.000 12/01/30 286
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited (µ) 320 4.000 12/01/31 348
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited (µ) 385 4.000 12/01/32 418

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 327
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited (µ) 635 4.000 12/01/35 672
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited (µ) 3,260 4.000 12/01/37 3,382
Macon & De Witt Counties Community Unit School District No. 2 Maroa -Forsyth
General Obligation Unlimited (µ) 815 4.000 12/01/34 872
Macon & De Witt Counties Community Unit School District No. 2 Maroa -Forsyth
General Obligation Unlimited (µ) 865 4.000 12/01/35 923
Macon & De Witt Counties Community Unit School District No. 2 Maroa -Forsyth
General Obligation Unlimited (µ) 500 4.000 12/01/36 529
Macon & De Witt Counties Community Unit School District No. 2 Maroa -Forsyth
General Obligation Unlimited (µ) 750 4.000 12/01/44 768
Madison County Community Unit School District No. 8 Bethalto General Obligation
Unlimited (µ) 1,000 4.000 12/01/33 1,067
Madison County Community Unit School District No. 8 Bethalto General Obligation
Unlimited (µ) 1,675 4.000 12/01/36 1,750
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited (µ) 370 4.000 05/01/27 402
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited (µ) 225 4.000 05/01/28 243
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited (µ) 1,000 4.000 05/01/29 1,073
McHenry County Community Unit School District No. 12 Johnsburg General Obligation
Unlimited (µ) 850 5.000 01/01/33 908
Metropolitan Pier & Exposition Authority Revenue Bonds 1,125 3.000 06/15/24 1,125
Metropolitan Pier & Exposition Authority Revenue Bonds 355 5.000 12/15/27 385
Metropolitan Pier & Exposition Authority Revenue Bonds 1,300 5.000 12/15/30 1,384
Metropolitan Pier & Exposition Authority Revenue Bonds 555 5.000 12/15/31 589
Metropolitan Pier & Exposition Authority Revenue Bonds 600 5.000 12/15/33 633
Metropolitan Pier & Exposition Authority Revenue Bonds 500 5.000 12/15/34 527
Metropolitan Pier & Exposition Authority Revenue Bonds 540 2.169 12/15/37 340
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500 1.730 12/15/42 921
Metropolitan Pier & Exposition Authority Revenue Bonds 1,650 1.452 12/15/47 992
Northern Illinois University Revenue Bonds (µ) 850 5.000 04/01/29 965
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/29 371
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/30 375
Northern Illinois University Revenue Bonds (µ) 1,040 5.000 04/01/31 1,187
Northern Illinois University Revenue Bonds (µ) 450 5.000 10/01/31 519
Northern Illinois University Revenue Bonds (µ) 500 4.000 10/01/32 524
Northern Illinois University Revenue Bonds (µ) 1,350 5.000 04/01/33 1,527
Northern Illinois University Revenue Bonds (µ) 1,115 4.000 10/01/36 1,126
Peoria County Community Unit School District No. 323 General Obligation Unlimited 1,925 4.000 04/01/28 2,103
Peoria County Community Unit School District No. 323 General Obligation Unlimited 1,255 4.000 04/01/29 1,372
Peoria County Community Unit School District No. 323 General Obligation Unlimited 1,585 4.000 04/01/30 1,720
Rock Island County School District No. 41 General Obligation Unlimited (µ) 1,105 5.000 12/01/30 1,290
Rock Island County School District No. 41 General Obligation Unlimited (µ) 665 5.000 12/01/31 773
Rock Island County School District No. 41 General Obligation Unlimited (µ) 625 5.000 12/01/32 724
Rock Island County School District No. 41 General Obligation Unlimited (µ) 675 5.000 12/01/34 777
Sales Tax Securitization Corp. Revenue Bonds 725 5.000 01/01/26 790
Sales Tax Securitization Corp. Revenue Bonds 4,000 5.000 01/01/29 4,526
Sales Tax Securitization Corp. Revenue Bonds 1,450 5.000 01/01/33 1,598
Sangamon County School Districts General Obligation Limited (µ) 1,105 5.000 06/01/30 1,280
Sangamon County School Districts General Obligation Limited (µ) 1,160 5.000 06/01/31 1,353
Sangamon County School Districts General Obligation Limited (µ) 1,220 5.000 06/01/32 1,421
Sangamon County School Districts General Obligation Limited (µ) 1,395 5.000 02/01/33 1,607
Sangamon Logan & Menard Counties Community Unit School District No. 15
Williamsville General Obligation Unlimited (µ) 550 5.000 12/01/34 632

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
328 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Sangamon Logan & Menard Counties Community Unit School District No. 15
Williamsville General Obligation Unlimited (µ) 1,000 4.000 12/01/40 1,050
South Sangamon Water Commission General Obligation Unlimited (µ) 125 4.000 01/01/32 134
South Sangamon Water Commission General Obligation Unlimited (µ) 50 4.000 01/01/33 53
South Sangamon Water Commission General Obligation Unlimited (µ) 55 4.000 01/01/34 59
South Sangamon Water Commission General Obligation Unlimited (µ) 50 4.000 01/01/35 53
South Sangamon Water Commission General Obligation Unlimited (µ) 60 4.000 01/01/37 63
Southern Illinois University Revenue Bonds (µ) 1,470 5.000 04/01/27 1,570
Southern Illinois University Revenue Bonds (µ) 850 5.000 04/01/28 906
Southern Illinois University Revenue Bonds (µ) 200 4.000 04/01/29 212
Southern Illinois University Revenue Bonds (µ) 525 4.000 04/01/30 556
Southern Illinois University Revenue Bonds (µ) 240 5.000 04/01/32 268
Southern Illinois University Revenue Bonds (µ) 300 5.000 04/01/33 331
Southern Illinois University Revenue Bonds (µ) 300 4.000 04/01/35 302
Southern Illinois University Revenue Bonds (µ) 500 4.000 04/01/39 498
Southwestern Illinois Development Authority Revenue Bonds 1,450 4.000 04/15/31 1,568
Southwestern Illinois Development Authority Revenue Bonds 2,075 4.000 04/15/33 2,217
Southwestern Illinois Development Authority Revenue Bonds (µ) 1,005 5.000 10/15/33 1,094
Southwestern Illinois Development Authority Revenue Bonds 925 4.000 04/15/34 976
Southwestern Illinois Development Authority Revenue Bonds 1,225 4.000 10/15/35 1,272
State of Illinois General Obligation Unlimited (µ) 2,750 5.000 08/01/22 2,750
State of Illinois General Obligation Unlimited 130 4.000 01/01/23 130
State of Illinois General Obligation Unlimited 400 5.000 02/01/24 417
State of Illinois General Obligation Unlimited 9,295 5.000 11/01/24 9,849
State of Illinois General Obligation Unlimited 8,275 5.000 01/01/25 8,793
State of Illinois General Obligation Unlimited 2,290 5.000 08/01/25 2,290
State of Illinois General Obligation Unlimited 3,250 5.000 11/01/25 3,501
State of Illinois General Obligation Unlimited 8,500 5.000 12/01/25 9,168
State of Illinois General Obligation Unlimited 110 5.500 07/01/26 113
State of Illinois General Obligation Unlimited 1,380 5.000 12/01/26 1,507
State of Illinois General Obligation Unlimited 1,000 5.000 03/01/27 1,095
State of Illinois General Obligation Unlimited 125 5.000 04/01/27 130
State of Illinois General Obligation Unlimited 3,735 5.500 07/01/27 3,849
State of Illinois General Obligation Unlimited 750 5.000 02/01/28 816
State of Illinois General Obligation Unlimited 1,080 5.000 05/01/28 1,119
State of Illinois General Obligation Unlimited 3,100 5.000 10/01/28 3,432
State of Illinois General Obligation Unlimited 5,700 5.000 11/01/28 6,237
State of Illinois General Obligation Unlimited 2,620 5.000 03/01/29 2,909
State of Illinois General Obligation Unlimited 3,750 5.000 10/01/29 4,129
State of Illinois General Obligation Unlimited 150 5.000 11/01/29 163
State of Illinois General Obligation Unlimited (µ) 4,500 4.000 02/01/30 4,661
State of Illinois General Obligation Unlimited 2,175 5.000 05/01/30 2,245
State of Illinois General Obligation Unlimited 250 5.250 07/01/30 256
State of Illinois General Obligation Unlimited 2,000 5.000 04/01/31 2,054
State of Illinois General Obligation Unlimited 120 4.250 01/01/36 121
State of Illinois General Obligation Unlimited 1,200 5.000 05/01/38 1,272
State of Illinois General Obligation Unlimited 1,000 4.000 10/01/39 969
State of Illinois General Obligation Unlimited 5,000 4.000 10/01/40 4,817
State of Illinois General Obligation Unlimited 720 5.000 05/01/42 758
State of Illinois General Obligation Unlimited 720 5.000 05/01/43 757
State of Illinois General Obligation Unlimited 500 5.500 03/01/47 561
Town of Cicero General Obligation Unlimited (µ) 915 5.000 01/01/24 954

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 329
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Town of Cicero General Obligation Unlimited (µ) 500 5.000 01/01/25 529
Town of Cicero General Obligation Unlimited (µ) 1,010 5.000 01/01/26 1,088
University of Illinois Revenue Bonds (µ) 3,295 3.000 04/01/33 3,133
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 1,605 5.250 12/01/35 1,742
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,075 5.250 12/01/36 3,332
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,240 5.250 12/01/37 3,506
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 2,985 5.250 12/01/38 3,223
Village of Bellwood General Obligation Unlimited 400 5.875 12/01/27 407
Village of Bellwood General Obligation Unlimited (µ) 2,075 5.000 12/01/32 2,224
Village of Mundelein General Obligation Unlimited (µ) 570 4.000 12/15/29 627
Village of Mundelein General Obligation Unlimited (µ) 400 4.000 12/15/30 438
Village of Mundelein General Obligation Unlimited (µ) 500 4.000 12/15/31 542
Village of Mundelein General Obligation Unlimited (µ) 655 4.000 12/15/33 700
Village of Mundelein General Obligation Unlimited (µ) 845 4.000 12/15/39 873
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/27 691
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/28 702
Village of Rosemont General Obligation Unlimited (µ) 1,430 5.000 12/01/26 1,604
Village of Rosemont General Obligation Unlimited (µ) 1,500 5.000 12/01/27 1,707
Volo Village Special Service Area No. 3 & 6 Special Tax (µ) 1,094 5.000 03/01/34 1,171
Western Illinois Economic Development Authority Revenue Bonds (µ) 1,140 5.000 01/01/27 1,226
Western Illinois Economic Development Authority Revenue Bonds (µ) 725 5.000 01/01/28 779
Western Illinois University Revenue Bonds (µ) 560 5.000 04/01/24 587
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 1,630 3.500 01/01/25 1,664
Will County School District No. 210 Lincoln-Way General Obligation Unlimited (µ) 650 4.000 01/01/34 671
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited (µ) 985 5.000 12/01/24 1,053
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited (µ) 1,450 5.000 12/01/25 1,589
573,355
Indiana - 0.5%
City of Rockport Pollution Control Revenue Bonds 1,500 3.050 06/01/25 1,540
Elkhart County Building Corp. Revenue Bonds (µ) 1,265 4.000 12/01/32 1,389
Evansville Industry Redevelopment Authority Revenue Bonds (µ) 1,255 4.000 02/01/33 1,327
Evansville Waterworks District Revenue Bonds (µ) 500 5.000 01/01/37 575
Indiana Finance Authority Revenue Bonds 2,250 0.650 08/01/25 2,110
Indiana Finance Authority Revenue Bonds 2,500 1.400 08/01/29 2,227
Indiana Finance Authority Revenue Bonds 25 4.000 07/01/30 25
Indiana Finance Authority Revenue Bonds 1,000 3.000 11/01/30 946
Indiana Finance Authority Revenue Bonds 325 5.000 02/01/31 367
Indiana Finance Authority Revenue Bonds 500 5.000 02/01/32 562
Indiana Finance Authority Revenue Bonds (µ) 930 5.000 10/01/35 1,097
Indiana Finance Authority Revenue Bonds 1,100 4.000 10/01/36 1,153
Indiana Finance Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.550%)
(ae)(Ê) 1,075 1.010 11/01/39 1,076
Indiana Finance Authority Revenue Bonds 40 5.000 07/01/40 41
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 400 2.100 11/01/49 396
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,020 4.000 07/10/33 1,105
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,125 4.000 07/10/34 1,215
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,000 5.000 07/15/35 1,149
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,100 5.000 07/15/36 1,259
Muncie Sanitary District Revenue Bonds (µ) 600 5.000 01/01/30 697

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
330 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Town of Upland Revenue Bonds 175 4.000 09/01/31 185
20,441
Iowa - 0.7%
City of Altoona Certificate of Participation (µ) 1,205 5.000 06/01/37 1,353
City of Altoona Certificate of Participation (µ) 245 5.000 06/01/38 274
City of Altoona Certificate of Participation (µ) 800 5.000 06/01/39 895
City of Ames Revenue Bonds 2,000 5.000 06/15/31 2,132
City of Coralville Certificate of Participation 385 4.000 06/01/27 397
City of Coralville Certificate of Participation 840 4.000 06/01/31 854
City of Coralville General Obligation Unlimited 735 5.000 05/01/36 792
City of Coralville General Obligation Unlimited 1,400 5.000 05/01/38 1,500
City of Coralville General Obligation Unlimited 2,265 5.000 05/01/40 2,411
City of Coralville General Obligation Unlimited 1,650 5.000 05/01/41 1,753
City of Coralville General Obligation Unlimited 860 5.000 05/01/42 867
City of Orange Sewer Revenue Bonds (µ) 440 4.000 06/01/34 453
Dubuque Community School District Revenue Bonds (µ) 600 3.000 07/01/36 569
Dubuque Community School District Revenue Bonds (µ) 675 3.000 07/01/37 635
Dubuque Community School District Revenue Bonds (µ) 500 3.000 07/01/38 466
Iowa Finance Authority Revenue Bonds 4,000 5.000 07/01/28 4,125
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 900 4.000 12/01/32 929
Iowa Finance Authority Revenue Bonds 3,630 4.000 07/01/47 3,758
Iowa Finance Authority Revenue Bonds 620 4.000 07/01/48 635
Iowa Higher Education Loan Authority Revenue Bonds 375 4.000 10/01/30 389
Iowa Higher Education Loan Authority Revenue Bonds 395 4.000 10/01/31 407
Iowa Higher Education Loan Authority Revenue Bonds 140 4.000 10/01/32 143
Iowa Higher Education Loan Authority Revenue Bonds 325 4.000 10/01/35 324
Iowa Higher Education Loan Authority Revenue Bonds 365 5.000 10/01/35 397
Iowa Higher Education Loan Authority Revenue Bonds 370 5.000 10/01/36 400
Iowa Higher Education Loan Authority Revenue Bonds 400 5.000 10/01/37 431
Tobacco Settlement Financing Corp. Revenue Bonds 565 4.000 06/01/49 568
Xenia Rural Water District Revenue Bonds 3,000 5.000 12/01/28 3,285
31,142
Kansas - 0.3%
City of Manhattan Revenue Bonds 415 4.000 06/01/25 416
City of Manhattan Revenue Bonds 330 4.000 06/01/27 330
City of Manhattan Revenue Bonds 625 4.000 06/01/36 582
City of Prairie Village Tax Allocation 405 2.875 04/01/30 352
City of Prairie Village Tax Allocation 500 3.125 04/01/36 405
Crawford County Unified School District No. 250 Pittsburg General Obligation
Unlimited (µ)(ae) 85 5.000 09/01/27 98
Crawford County Unified School District No. 250 Pittsburg General Obligation
Unlimited (µ) 565 5.000 09/01/35 634
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,110 5.000 04/01/31 1,227
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/32 1,103
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/38 1,098
University of Kansas Hospital Authority Revenue Bonds 2,775 4.000 03/01/36 2,860
University of Kansas Hospital Authority Revenue Bonds 2,500 4.000 03/01/37 2,568
Wyandotte County City Unified Government Revenue Bonds 1,625 4.500 06/01/40 1,563
Wyandotte County Unified School District No. 500 Kansas City General Obligation
Unlimited (ae) 750 4.125 09/01/26 813
14,049
Kentucky - 0.8%
Campbell Kenton & Boone Counties Sanitation District No. 1 Revenue Bonds 2,240 4.000 08/01/30 2,480

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 331
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Boone Revenue Bonds 2,750 3.700 08/01/27 2,823
Kentucky Economic Development Finance Authority Revenue Bonds 2,750 5.000 06/01/23 2,815
Kentucky Economic Development Finance Authority Revenue Bonds 835 5.000 07/01/28 884
Kentucky Economic Development Finance Authority Revenue Bonds 1,785 4.000 07/01/31 1,812
Kentucky Property & Building Commission Revenue Bonds 1,900 5.000 11/01/25 2,070
Kentucky Property & Building Commission Revenue Bonds (µ) 2,750 5.000 05/01/31 3,105
Kentucky Property & Building Commission Revenue Bonds (µ) 2,000 5.000 05/01/32 2,254
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 1,000 4.000 04/01/24 1,020
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 3,625 4.000 12/01/49 3,728
Kentucky State University Certificate of Participation (µ) 180 5.000 11/01/30 213
Kentucky State University Certificate of Participation (µ) 130 4.000 11/01/33 144
Kentucky State University Certificate of Participation (µ) 135 4.000 11/01/35 147
Kentucky State University Certificate of Participation (µ) 155 4.000 11/01/36 168
Kentucky State University Certificate of Participation (µ) 445 4.000 11/01/41 460
Louisville/Jefferson County Metropolitan Government Revenue Bonds 780 5.000 10/01/32 840
Louisville/Jefferson County Metropolitan Government Revenue Bonds 2,250 2.000 10/01/33 1,911
Louisville/Jefferson County Metropolitan Government Revenue Bonds 2,125 5.000 10/01/33 2,281
Louisville/Jefferson County Metropolitan Government Revenue Bonds 3,000 4.000 10/01/34 3,025
Louisville/Jefferson County Metropolitan Government Revenue Bonds 2,350 4.000 10/01/40 2,340
34,520
Louisiana - 2.5%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 1,455 5.000 12/01/26 1,569
Cameron Parish School District No. 15 General Obligation Unlimited 265 5.000 10/01/27 296
Cameron Parish School District No. 15 General Obligation Unlimited 275 5.000 10/01/28 310
Cameron Parish School District No. 15 General Obligation Unlimited 305 5.000 10/01/30 349
Cameron Parish School District No. 15 General Obligation Unlimited 300 4.000 10/01/31 317
Cameron Parish School District No. 15 General Obligation Unlimited 485 4.000 10/01/32 509
Cameron Parish School District No. 15 General Obligation Unlimited 520 4.000 10/01/33 539
City of New Orleans Sewerage Service Revenue Bonds (µ) 35 4.000 06/01/35 37
City of New Orleans Sewerage Service Revenue Bonds 1,000 5.000 06/01/35 1,087
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/36 42
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/37 42
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/38 41
City of New Orleans Sewerage Service Revenue Bonds (µ) 45 4.000 06/01/39 46
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/40 41
City of New Orleans Sewerage Service Revenue Bonds 175 5.000 06/01/45 194
City of Shreveport General Obligation Unlimited (µ) 2,000 5.000 08/01/28 2,254
City of Shreveport Water & Sewer Revenue Bonds (µ) 1,020 5.000 12/01/31 1,160
City of Shreveport Water & Sewer Revenue Bonds (µ) 2,955 5.000 12/01/32 3,229
City of Shreveport Water & Sewer Revenue Bonds (µ) 1,000 5.000 12/01/33 1,092
City of Youngsville Revenue Bonds (µ) 250 4.000 05/01/39 263
City of Youngsville Revenue Bonds (µ) 250 4.000 05/01/41 258
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 29,815 0.180 08/01/35 29,815
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 22,280 0.180 12/01/40 22,280
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 1,000 4.000 02/01/38 1,039
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 2,000 4.000 02/01/39 2,063
Jefferson Sales Tax District Revenue Bonds (µ) 1,825 5.000 12/01/34 2,094
Juban Trails Community Development District Special Assessment (Þ) 100 3.375 06/01/27 94
Juban Trails Community Development District Special Assessment (Þ) 290 3.750 06/01/32 263
Lafayette Consolidated Government Revenue Bonds (µ) 700 5.000 11/01/29 766
Louisiana Housing Corp. Revenue Bonds 1,010 4.500 12/01/47 1,047

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
332 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 100 3.000 10/01/22 100
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 235 3.000 10/01/23 238
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 110 4.000 10/01/24 115
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 150 4.000 10/01/25 160
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 150 4.000 10/01/26 162
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 2,500 5.000 10/01/28 2,882
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds 3,250 3.500 11/01/32 3,217
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 470 5.000 10/01/33 531
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds 6,000 2.500 04/01/36 5,049
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 1,045 4.000 10/01/37 1,076
Louisiana Public Facilities Authority Revenue Bonds (~)(Ê) 1,550 0.240 04/02/23 1,550
Louisiana Public Facilities Authority Revenue Bonds (µ) 1,615 5.000 09/01/29 1,703
Louisiana Public Facilities Authority Revenue Bonds 75 5.000 10/01/32 83
Louisiana Public Facilities Authority Revenue Bonds 90 5.000 10/01/34 99
Louisiana Public Facilities Authority Revenue Bonds 115 5.000 10/01/35 126
Louisiana Public Facilities Authority Revenue Bonds 940 4.000 10/01/36 951
Louisiana Public Facilities Authority Revenue Bonds 1,110 4.000 10/01/37 1,116
Louisiana Public Facilities Authority Revenue Bonds 300 4.000 10/01/38 297
Louisiana Public Facilities Authority Revenue Bonds 1,100 4.000 10/01/40 1,071
Louisiana Public Facilities Authority Revenue Bonds 1,075 4.000 10/01/41 1,041
Louisiana Public Facilities Authority Revenue Bonds 100 4.000 07/01/44 99
Louisiana Public Facilities Authority Revenue Bonds 100 4.000 07/01/49 95
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,740 2.000 06/01/37 1,733
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 2,440 2.100 06/01/37 2,414
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 3,265 2.200 06/01/37 3,108
Red River Parish School Board General Obligation Unlimited 630 5.000 03/01/28 714
State of Louisiana Gasoline & Fuels Tax Revenue Bonds (SOFR + 0.500%)(ae)(Ê) 550 2.096 05/01/26 530
State of Louisiana General Obligation Unlimited (ae) 2,760 5.000 08/01/22 2,761
State of Louisiana Revenue Bonds 1,300 5.000 06/15/28 1,381
107,538
Maine - 0.1%
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 250 5.000 07/01/34 279
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 250 4.000 07/01/35 258
Maine Health & Higher Educational Facilities Authority Revenue Bonds 1,000 4.000 07/01/45 1,001
Maine State Housing Authority Revenue Bonds 470 5.000 06/15/36 545
Maine State Housing Authority Revenue Bonds 455 5.000 06/15/37 525
Maine Turnpike Authority Revenue Bonds 1,660 5.000 07/01/29 1,954
Maine Turnpike Authority Revenue Bonds 1,400 5.000 07/01/30 1,674
6,236
Maryland - 1.7%
Baltimore Research Park Project Revenue Bonds 85 4.000 01/01/32 90
Baltimore Research Park Project Revenue Bonds 70 4.000 01/01/33 74
Baltimore Research Park Project Revenue Bonds 85 4.000 01/01/34 89
Baltimore Research Park Project Revenue Bonds 150 4.000 01/01/35 157
Baltimore Research Park Project Revenue Bonds 155 4.000 01/01/36 162
Baltimore Research Park Project Revenue Bonds 190 4.000 01/01/37 197

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 333
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Baltimore Research Park Project Revenue Bonds 220 4.000 01/01/38 228
Baltimore Research Park Project Revenue Bonds 530 4.000 01/01/39 547
Baltimore Research Park Project Revenue Bonds 350 4.000 01/01/40 360
City of Baltimore Revenue Bonds (µ) 1,460 4.000 07/01/36 1,542
City of Baltimore Revenue Bonds (µ) 2,030 4.000 07/01/37 2,138
City of Baltimore Revenue Bonds (µ) 605 4.000 07/01/39 630
City of Gaithersburg Revenue Bonds 350 5.000 01/01/37 369
City of Gaithersburg Revenue Bonds 600 5.125 01/01/42 631
County of Baltimore General Obligation Unlimited 2,000 5.000 03/01/32 2,337
County of Baltimore General Obligation Unlimited 500 5.000 03/01/33 582
County of Frederick Special Tax 750 4.000 07/01/35 777
County of Frederick Special Tax 860 4.000 07/01/36 889
County of Frederick Special Tax 500 4.000 07/01/38 514
County of Frederick Special Tax 500 4.000 07/01/39 512
County of Frederick Special Tax 500 4.000 07/01/40 511
County of Frederick Tax Allocation 890 3.250 07/01/29 849
County of Howard General Obligation Unlimited 2,355 5.000 02/15/27 2,686
County of Monmouth General Obligation Unlimited 6,655 5.000 08/01/30 8,059
Maryland Community Development Administration Revenue Bonds 3,000 5.000 09/01/42 3,191
Maryland Community Development Administration Revenue Bonds 2,895 4.500 09/01/48 3,010
Maryland Economic Development Corp. Revenue Bonds 1,500 5.000 06/01/35 1,633
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 07/01/25 1,066
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (~)(Ê) 1,350 0.230 04/01/35 1,350
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 2,125 5.500 01/01/46 2,225
Maryland State Transportation Authority Revenue Bonds 3,200 3.000 07/01/33 3,159
State of Maryland Department of Transportation Revenue Bonds 3,025 4.000 09/01/27 3,328
State of Maryland Department of Transportation Revenue Bonds 6,000 3.000 10/01/31 6,188
State of Maryland Department of Transportation Revenue Bonds 2,500 3.000 10/01/33 2,511
State of Maryland General Obligation Unlimited 6,600 5.000 03/15/32 7,876
State of Maryland General Obligation Unlimited 8,000 5.000 06/01/37 9,703
Town of Chestertown Revenue Bonds 1,000 5.000 03/01/28 1,116
Town of Chestertown Revenue Bonds 1,340 5.000 03/01/29 1,504
72,790
Massachusetts - 0.8%
City of Boston General Obligation Unlimited 2,015 5.000 04/01/25 2,191
Commonwealth of Massachusetts General Obligation Limited (µ) 1,000 5.500 08/01/30 1,226
Commonwealth of Massachusetts General Obligation Limited 4,000 4.000 05/01/39 4,138
Commonwealth of Massachusetts General Obligation Unlimited (USD 3 Month LIBOR
+ 0.570%)(µ)(Ê) 3,425 1.030 05/01/37 3,242
Massachusetts Bay Transportation Authority Revenue Bonds 4,450 5.000 06/01/35 5,042
Massachusetts Bay Transportation Authority Revenue Bonds 5,000 5.000 06/01/36 5,656
Massachusetts Clean Water Trust (The) Revenue Bonds (~)(Ê) 5,000 3.900 08/01/23 5,105
Massachusetts Development Finance Agency Revenue Bonds 975 5.000 10/01/23 986
Massachusetts Development Finance Agency Revenue Bonds (Þ) 215 4.000 11/15/23 217
Massachusetts Development Finance Agency Revenue Bonds (Þ) 300 5.000 11/15/28 327
Massachusetts Development Finance Agency Revenue Bonds 1,675 5.000 07/01/31 1,804
Massachusetts Development Finance Agency Revenue Bonds 175 5.000 07/01/38 190
Massachusetts Development Finance Agency Revenue Bonds 400 5.000 07/01/39 435
Massachusetts Development Finance Agency Revenue Bonds 475 4.000 07/01/42 463
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 03/01/44 1,025
Massachusetts Educational Financing Authority Revenue Bonds 3,080 5.000 08/15/37 3,294

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
334 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Massachusetts Housing Finance Agency Revenue Bonds 1,120 4.000 12/01/48 1,145
36,486
Michigan - 3.0%
Allendale Public School District General Obligation Unlimited 2,725 5.000 05/01/23 2,793
Benzie County Central Schools Revenue Bonds (µ) 225 4.000 05/01/25 238
Brighton Area School District General Obligation Unlimited 1,525 5.000 05/01/26 1,564
Calhoun County Hospital Finance Authority Revenue Bonds 750 5.000 02/15/28 815
City of Detroit General Obligation Unlimited 880 5.000 04/01/23 894
City of Detroit General Obligation Unlimited 235 5.000 04/01/24 244
City of Detroit General Obligation Unlimited 35 5.000 04/01/25 37
City of Detroit General Obligation Unlimited 40 5.000 04/01/26 43
City of Detroit General Obligation Unlimited 80 5.000 04/01/27 87
City of Detroit General Obligation Unlimited 85 5.000 04/01/28 93
City of Detroit General Obligation Unlimited 60 5.000 04/01/29 66
City of Detroit General Obligation Unlimited 260 5.000 04/01/30 288
City of Detroit General Obligation Unlimited 135 5.000 04/01/32 148
City of Detroit General Obligation Unlimited 470 5.500 04/01/33 525
City of Detroit General Obligation Unlimited 190 5.000 04/01/34 205
City of Detroit General Obligation Unlimited 330 5.500 04/01/34 367
City of Detroit General Obligation Unlimited 350 5.500 04/01/35 388
City of Detroit General Obligation Unlimited 275 5.000 04/01/36 294
City of Detroit General Obligation Unlimited 300 5.000 04/01/37 319
City of Detroit General Obligation Unlimited 250 5.000 04/01/38 264
City of Detroit Sewage Disposal System Revenue Bonds (USD 3 Month LIBOR +
0.600%)(µ)(Ê) 2,325 0.735 07/01/32 2,285
City of Greenville Revenue Bonds (µ) 265 4.000 06/01/27 288
City of Saginaw Water Supply System Revenue Bonds (µ) 355 4.000 07/01/34 384
City of Saginaw Water Supply System Revenue Bonds (µ) 185 4.000 07/01/35 199
City of Saginaw Water Supply System Revenue Bonds (µ) 190 4.000 07/01/36 203
City of Taylor General Obligation Limited (µ) 485 4.000 03/01/30 532
City of Taylor General Obligation Limited (µ) 570 4.000 03/01/34 615
County of Jackson Revenue Bonds (µ) 400 4.000 05/01/34 428
Detroit Downtown Development Authority Tax Allocation Revenue Bonds (µ) 700 5.000 07/01/30 737
Detroit Downtown Development Authority Tax Allocation Revenue Bonds (µ) 1,785 5.000 07/01/31 1,880
Downriver Utility Wastewater Authority Revenue Bonds (µ) 895 5.000 04/01/28 1,028
Eastern Michigan University Revenue Bonds (µ) 740 5.000 03/01/30 823
Eastern Michigan University Revenue Bonds (µ) 2,000 5.000 03/01/31 2,216
Eastern Michigan University Revenue Bonds (µ) 1,000 5.000 03/01/33 1,102
Grand Rapids Public Schools General Obligation Unlimited (µ) 2,430 5.000 05/01/34 2,659
Grand Rapids Public Schools General Obligation Unlimited (µ) 1,000 5.000 11/01/34 1,144
Grand Rapids Public Schools General Obligation Unlimited (µ) 1,000 5.000 05/01/35 1,093
Grand Traverse County Hospital Finance Authority Revenue Bonds 150 5.000 07/01/25 162
Grand Traverse County Hospital Finance Authority Revenue Bonds 365 5.000 07/01/26 404
Grand Traverse County Hospital Finance Authority Revenue Bonds 130 5.000 07/01/27 147
Grand Traverse County Hospital Finance Authority Revenue Bonds 100 5.000 07/01/28 114
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 1,000 5.000 07/01/26 1,111
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 6,975 5.000 07/01/29 8,112
Great Lakes Water Authority Water Supply System Revenue Bonds 110 5.000 07/01/27 122
Great Lakes Water Authority Water Supply System Revenue Bonds (µ) 1,000 4.000 07/01/33 1,045
Hudsonville Public Schools General Obligation Unlimited 1,185 4.000 05/01/36 1,232
Hudsonville Public Schools General Obligation Unlimited 1,565 4.000 05/01/38 1,611
Hudsonville Public Schools General Obligation Unlimited 1,060 4.000 05/01/39 1,091

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 335
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Imlay City Community Schools General Obligation Unlimited 500 4.000 05/01/37 527
Kalamazoo Hospital Finance Authority Revenue Bonds (ae) 10 4.000 05/15/26 11
Kalamazoo Hospital Finance Authority Revenue Bonds 1,490 4.000 05/15/31 1,539
Karegnondi Water Authority Revenue Bonds 855 5.000 11/01/34 933
Karegnondi Water Authority Revenue Bonds 1,000 5.000 11/01/35 1,090
Karegnondi Water Authority Revenue Bonds 1,400 5.000 11/01/37 1,520
Leland Public Schools General Obligation Unlimited (µ) 1,180 4.000 05/01/43 1,212
Michigan Finance Authority Revenue Bonds 770 5.000 12/01/22 774
Michigan Finance Authority Revenue Bonds 655 5.000 12/01/23 669
Michigan Finance Authority Revenue Bonds 2,000 5.000 04/01/25 2,161
Michigan Finance Authority Revenue Bonds 2,500 5.250 02/01/27 2,628
Michigan Finance Authority Revenue Bonds 1,000 5.000 11/01/27 1,009
Michigan Finance Authority Revenue Bonds 4,655 5.000 07/01/28 4,828
Michigan Finance Authority Revenue Bonds 1,660 5.000 12/01/28 1,890
Michigan Finance Authority Revenue Bonds 4,000 5.000 04/15/29 4,663
Michigan Finance Authority Revenue Bonds 1,410 5.000 07/01/29 1,459
Michigan Finance Authority Revenue Bonds 3,000 5.000 11/15/29 3,187
Michigan Finance Authority Revenue Bonds 4,155 5.000 04/15/30 4,894
Michigan Finance Authority Revenue Bonds 1,000 5.000 07/01/30 1,051
Michigan Finance Authority Revenue Bonds 285 4.000 02/01/32 280
Michigan Finance Authority Revenue Bonds 1,000 4.000 06/01/34 1,022
Michigan Finance Authority Revenue Bonds 1,500 5.000 02/15/35 1,657
Michigan Finance Authority Revenue Bonds 500 5.000 07/01/35 532
Michigan Finance Authority Revenue Bonds 1,500 4.000 11/15/36 1,513
Michigan Finance Authority Revenue Bonds 585 5.000 12/01/36 591
Michigan Finance Authority Revenue Bonds 675 5.000 06/01/40 726
Michigan Finance Authority Revenue Bonds 3,000 5.000 12/01/41 3,268
Michigan Finance Authority Revenue Bonds 1,210 5.000 06/01/49 1,254
Michigan Mathematics & Science Initiative Revenue Bonds 430 4.000 01/01/31 421
Michigan State Housing Development Authority Revenue Bonds 3,160 4.250 06/01/49 3,259
Michigan State Housing Development Authority Revenue Bonds 4,900 4.250 12/01/49 5,065
Novi Community School District General Obligation Unlimited 1,250 5.000 05/01/33 1,466
Novi Community School District General Obligation Unlimited 1,365 5.000 05/01/37 1,565
Novi Community School District General Obligation Unlimited 1,425 5.000 05/01/39 1,620
Richmond Community Schools General Obligation Unlimited 2,665 4.000 05/01/38 2,773
Saginaw City School District General Obligation Unlimited 1,000 4.000 05/01/28 1,102
Saginaw City School District General Obligation Unlimited 1,000 4.000 05/01/31 1,107
Summit Academy North Revenue Bonds 545 2.250 11/01/26 506
Summit Academy North Revenue Bonds 780 4.000 11/01/31 752
Van Buren Public Schools General Obligation Unlimited (µ) 1,085 4.000 11/01/36 1,141
Van Buren Public Schools General Obligation Unlimited (µ) 1,925 4.000 11/01/37 2,008
Van Buren Public Schools General Obligation Unlimited (µ) 2,000 4.000 11/01/38 2,072
Wayne County Airport Authority Revenue Bonds 635 5.000 12/01/29 673
Wayne County Airport Authority Revenue Bonds 300 5.000 12/01/37 341
Wayne County Airport Authority Revenue Bonds 2,000 5.000 12/01/38 2,266
Wayne County Airport Authority Revenue Bonds 5,995 5.000 12/01/39 6,450
Wayne County Airport Authority Revenue Bonds 1,505 5.000 12/01/40 1,696
Wayne County Airport Authority Revenue Bonds 1,125 5.000 12/01/41 1,265
Wayne County Airport Authority Revenue Bonds 1,330 5.000 12/01/46 1,477
Wyoming Public Schools General Obligation Unlimited (µ) 685 4.000 05/01/41 717
129,069

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
336 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Minnesota - 0.4%
Blooming Prairie Independent School District No. 756 General Obligation Unlimited 310 4.000 02/01/31 338
City of Crookston Revenue Bonds 2,410 5.000 05/01/34 2,407
City of Independence Revenue Bonds 175 4.000 07/01/31 168
City of Minneapolis Revenue Bonds 1,125 4.000 11/15/36 1,152
City of Minneapolis Revenue Bonds 1,625 4.000 11/15/37 1,662
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds 2,465 5.000 11/15/28 2,825
City of St. Cloud Revenue Bonds 650 5.000 05/01/48 685
City of St. Cloud Revenue Bonds 250 4.000 05/01/49 250
City of Woodbury Revenue Bonds 60 3.000 12/01/30 56
Duluth Economic Development Authority Revenue Bonds 475 5.000 06/15/32 532
Duluth Economic Development Authority Revenue Bonds 580 5.000 06/15/33 642
Duluth Economic Development Authority Revenue Bonds 500 4.000 06/15/34 499
Duluth Independent School District No. 709 Certificate of Participation 395 5.000 02/01/26 435
Metropolitan Council General Obligation Unlimited 1,590 5.000 12/01/24 1,711
Minneapolis Special School District No. 1 General Obligation Unlimited 1,000 5.000 02/01/28 1,155
Minneapolis Special School District No. 1 General Obligation Unlimited 1,000 4.000 02/01/39 1,032
Minnesota Higher Education Facilities Authority Revenue Bonds 25 4.000 12/01/26 26
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/27 32
Minnesota Higher Education Facilities Authority Revenue Bonds 35 4.000 12/01/28 37
Minnesota Higher Education Facilities Authority Revenue Bonds 1,015 5.000 10/01/29 1,124
Minnesota Higher Education Facilities Authority Revenue Bonds 20 4.000 12/01/29 21
Minnesota Higher Education Facilities Authority Revenue Bonds 40 4.000 12/01/30 42
Minnesota Higher Education Facilities Authority Revenue Bonds 585 5.000 10/01/31 643
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/31 31
Port Authority of the City of St. Paul Revenue Bonds 250 3.000 10/01/34 239
Port Authority of the City of St. Paul Revenue Bonds 500 4.000 10/01/41 513
18,257
Mississippi - 1.3%
City of Jackson Special Assessment 705 5.000 03/01/27 801
City of Jackson Special Assessment 570 5.000 03/01/28 657
City of Jackson Special Assessment 615 5.000 03/01/29 716
City of Jackson Special Assessment 390 5.000 03/01/30 460
County of Lowndes Revenue Bonds (~)(ae)(Ê) 1,500 2.650 04/01/27 1,455
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 14,570 0.180 12/01/30 14,570
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 365 1.870 12/01/30 365
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 25,430 0.180 11/01/35 25,430
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/26 107
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/27 109
Mississippi Development Bank Revenue Bonds (µ) 1,000 5.000 04/01/28 1,055
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/28 109
Mississippi Development Bank Revenue Bonds (Þ) 125 5.000 10/01/29 137
Mississippi Development Bank Revenue Bonds (Þ) 175 5.000 10/01/30 193
Mississippi Development Bank Revenue Bonds 200 5.000 04/01/32 229
Mississippi Development Bank Revenue Bonds (µ) 1,000 5.000 03/01/34 1,073
Mississippi Development Bank Revenue Bonds (µ) 700 4.000 04/01/38 716
Mississippi Development Bank Revenue Bonds 4,175 5.000 03/01/43 4,561
Mississippi Home Corp. Revenue Bonds 630 4.000 12/01/44 647
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds 2,000 5.000 09/01/36 2,093
State of Mississippi General Obligation Unlimited 1,450 4.000 10/01/39 1,506
Warren County Revenue Bonds (~)(ae)(Ê) 500 1.375 05/01/34 477
57,466

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 337
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Missouri - 0.6%
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/30 1,072
Cape Girardeau County Industrial Development Authority Revenue Bonds 150 4.000 03/01/41 141
City of Poplar Bluff Certificate of Participation 125 2.500 10/01/41 90
City of Poplar Bluff Certificate of Participation 150 2.625 10/01/46 102
City of Springfield Board of Public Utilities Revenue Bonds 2,275 3.250 08/01/27 2,354
County of Boone Missouri Revenue Bonds 2,230 5.000 08/01/30 2,375
County of Boone Missouri Revenue Bonds 1,700 4.000 08/01/33 1,713
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 525 5.000 02/15/33 582
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 50 4.000 08/01/36 49
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 990 4.000 02/15/39 964
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 50 4.000 08/01/41 48
Maryland Heights Industrial Development Authority Revenue Bonds 870 4.375 03/15/30 832
Metropolitan St. Louis Sewer District Revenue Bonds 235 5.000 05/01/32 279
Missouri Southern State University Revenue Bonds 125 3.000 10/01/26 117
Missouri Southern State University Revenue Bonds 125 4.000 10/01/31 115
Missouri State Health & Educational Facilities Authority Revenue Bonds 100 4.000 02/15/37 102
Missouri State Health & Educational Facilities Authority Revenue Bonds 125 4.000 02/15/38 127
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,305 4.000 11/15/38 1,320
Missouri State Health & Educational Facilities Authority Revenue Bonds 115 4.000 02/15/39 117
Missouri State Health & Educational Facilities Authority Revenue Bonds 3,495 4.000 11/15/39 3,528
Missouri State Health & Educational Facilities Authority Revenue Bonds 350 4.000 02/15/44 351
Plaza at Noah's Ark Community Improvement District Revenue Bonds 50 3.000 05/01/24 49
Plaza at Noah's Ark Community Improvement District Revenue Bonds 25 3.000 05/01/26 24
St. Louis Municipal Finance Corp. Revenue Bonds (µ) 1,000 5.000 10/01/40 1,134
St. Louis Municipal Finance Corp. Revenue Bonds (µ) 700 5.000 10/01/45 781
St. Louis Municipal Library District Certificate of Participation (µ) 300 4.000 03/15/33 324
St. Louis Municipal Library District Certificate of Participation (µ) 255 4.000 03/15/35 272
Washington Industrial Development Authority Revenue Bonds 240 2.500 11/01/29 212
Wright City R-II School District General Obligation Unlimited (µ) 555 6.000 03/01/34 711
Wright City R-II School District General Obligation Unlimited (µ) 500 6.000 03/01/36 636
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/38 1,263
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/39 1,260
Wright City R-II School District General Obligation Unlimited (µ) 900 6.000 03/01/41 1,129
24,173
Montana - 0.2%
City of Bozeman Tax Allocation (µ) 500 4.000 07/01/35 532
City of Bozeman Tax Allocation (µ) 425 4.000 07/01/40 440
County of Gallatin Revenue Bonds (Þ) 1,350 4.000 10/15/32 1,260
County of Gallatin Revenue Bonds (Þ) 1,850 4.000 10/15/36 1,653
Fergus County School District No. 1 General Obligation Unlimited (µ) 240 4.000 07/01/36 261
Montana Finance Authority Health Facilities Revenue Bonds 640 5.000 07/01/28 709
Montana Finance Authority Health Facilities Revenue Bonds 410 5.000 06/01/33 444
Montana Finance Authority Health Facilities Revenue Bonds 1,000 5.000 06/01/34 1,078
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited 1,335 5.000 07/01/26 1,485
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited 1,460 5.000 07/01/27 1,662
9,524
Nebraska - 0.3%
Ashland-Greenwood Public Schools General Obligation Unlimited (µ) 1,000 4.000 12/15/33 1,110
Ashland-Greenwood Public Schools General Obligation Unlimited (µ) 1,000 4.000 12/15/38 1,059
Central Plains Energy Project Revenue Bonds 2,500 5.000 09/01/26 2,688
Central Plains Energy Project Revenue Bonds 2,000 5.000 09/01/30 2,212

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
338 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Central Plains Energy Project Revenue Bonds 1,565 5.000 09/01/32 1,569
Central Plains Energy Project Revenue Bonds (~)(ae)(Ê) 1,900 4.000 12/01/49 1,971
City of Kearney General Obligation Unlimited 740 4.000 05/15/33 771
Hershey Public Schools General Obligation Unlimited (µ) 230 4.000 12/15/27 249
Hershey Public Schools General Obligation Unlimited (µ) 740 4.000 12/15/29 791
Southeast Community College Area Revenue Bonds (µ) 250 4.000 03/15/34 260
Southeast Community College Area Revenue Bonds (µ) 400 4.000 03/15/42 407
13,087
Nevada - 0.9%
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 2.750 06/01/33 84
City of Las Vegas Special Improvement District No. 816 Special Assessment 515 2.750 06/01/36 412
City of North Las Vegas General Obligation Limited (µ) 605 5.000 06/01/27 687
City of North Las Vegas General Obligation Limited (µ) 665 4.000 06/01/29 733
City of North Las Vegas General Obligation Limited (µ) 690 4.000 06/01/30 763
City of North Las Vegas General Obligation Limited (µ) 2,430 5.000 06/01/30 2,832
City of North Las Vegas General Obligation Limited (µ) 1,500 4.000 06/01/36 1,562
City of Sparks Tourism Improvement District 1 Revenue Bonds (Þ) 925 2.500 06/15/24 903
Clark County General Obligation Unlimited 2,555 5.000 06/01/33 2,895
Clark County School District General Obligation Limited (µ) 120 5.000 06/15/28 139
Clark County School District General Obligation Limited (µ) 120 5.000 06/15/29 140
Clark County School District General Obligation Limited (µ) 1,360 5.000 06/15/30 1,583
Clark County School District General Obligation Limited (µ) 95 5.000 06/15/31 112
Clark County School District General Obligation Limited (µ) 105 5.000 06/15/32 122
Clark County School District General Obligation Limited (µ) 100 5.000 06/15/33 116
Clark County School District General Obligation Limited (µ) 115 5.000 06/15/34 132
Clark County School District General Obligation Limited (µ) 120 5.000 06/15/35 137
County of Clark Department of Aviation Revenue Bonds 2,600 5.000 07/01/26 2,900
County of Clark Department of Aviation Revenue Bonds 1,025 5.000 07/01/36 1,183
County of Clark General Obligation Limited 2,000 5.000 05/01/48 2,192
Henderson Local Improvement Districts Special Assessment 100 2.000 09/01/23 99
Henderson Local Improvement Districts Special Assessment 175 3.000 09/01/36 141
Las Vegas Convention & Visitors Authority Revenue Bonds 275 5.000 07/01/26 303
Las Vegas Convention & Visitors Authority Revenue Bonds 145 5.000 07/01/27 163
Las Vegas Convention & Visitors Authority Revenue Bonds 1,300 5.000 07/01/31 1,458
Las Vegas Convention & Visitors Authority Revenue Bonds 95 5.000 07/01/35 106
Las Vegas Convention & Visitors Authority Revenue Bonds 1,450 5.000 07/01/37 1,618
Las Vegas Convention & Visitors Authority Revenue Bonds 6,115 5.000 07/01/43 6,729
Las Vegas Valley Water District General Obligation Limited 1,000 5.000 06/01/28 1,163
Las Vegas Valley Water District General Obligation Limited 1,040 4.000 03/01/33 1,131
Las Vegas Valley Water District General Obligation Limited 4,500 4.000 06/01/35 4,795
Nevada Department of Business & Industry Revenue Bonds (Þ) 340 5.000 07/15/27 349
Nevada Department of Business & Industry Revenue Bonds (Þ) 585 4.500 12/15/29 592
Tahoe-Douglas Visitors Authority Revenue Bonds 200 5.000 07/01/40 208
Truckee Meadows Water Authority Revenue Bonds 1,600 5.000 07/01/37 1,751
40,233
New Hampshire - 0.4%
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê) 840 2.800 10/01/33 848
New Hampshire Business Finance Authority Revenue Bonds 775 4.000 01/01/41 735
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 2,225 5.000 06/01/28 2,567
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,730 5.000 08/01/32 1,873
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 765 5.000 08/01/33 825
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,500 5.000 01/01/34 1,569

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 339
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 810 5.000 08/01/34 869
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 845 5.000 08/01/35 903
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,825 5.000 01/01/36 1,909
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 895 5.000 08/01/36 955
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,615 5.000 01/01/37 1,690
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 935 5.000 08/01/37 996
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 985 5.000 08/01/38 1,047
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,035 5.000 08/01/39 1,098
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,090 5.000 08/01/40 1,155
19,039
New Jersey - 3.5%
Atlantic City General Obligation Unlimited (µ) 500 5.000 03/01/25 537
Atlantic City General Obligation Unlimited (µ) 450 5.000 03/01/26 495
Atlantic City General Obligation Unlimited (µ) 750 5.000 03/01/32 827
Atlantic County Improvement Authority Revenue Bonds (µ) 500 4.000 07/01/39 508
Buena Regional School District General Obligation Unlimited (µ) 320 4.000 08/01/33 340
Buena Regional School District General Obligation Unlimited (µ) 340 4.000 08/01/34 361
Buena Regional School District General Obligation Unlimited (µ) 360 4.000 08/01/35 382
Buena Regional School District General Obligation Unlimited (µ) 385 4.000 08/01/36 409
City of Bayonne General Obligation Unlimited (µ) 1,500 5.000 07/01/33 1,681
City of Bayonne General Obligation Unlimited (µ) 1,865 5.000 07/01/34 2,090
City of Newark General Obligation Unlimited (µ) 1,450 5.000 10/01/27 1,645
City of Trenton General Obligation Unlimited (µ) 1,510 5.000 07/15/23 1,557
Clifton Board of Education General Obligation Unlimited (µ) 895 2.125 08/15/44 636
Essex County Improvement Authority Revenue Bonds 75 4.000 06/15/38 73
Essex County Improvement Authority Revenue Bonds (µ) 305 4.000 08/01/38 312
Essex County Improvement Authority Revenue Bonds (µ) 320 4.000 08/01/39 326
Essex County Improvement Authority Revenue Bonds (µ) 330 4.000 08/01/40 336
Essex County Improvement Authority Revenue Bonds (µ) 345 4.000 08/01/41 350
Garden State Preservation Trust Revenue Bonds (µ) 460 5.750 11/01/28 524
Jersey City General Obligation Unlimited 450 5.000 11/01/31 507
New Jersey Building Authority Revenue Bonds (µ) 580 5.000 06/15/28 634
New Jersey Economic Development Authority Revenue Bonds (µ) 700 5.500 09/01/24 747
New Jersey Economic Development Authority Revenue Bonds (µ) 515 5.250 07/01/26 566
New Jersey Economic Development Authority Revenue Bonds (ae) 900 5.500 12/15/26 1,039
New Jersey Economic Development Authority Revenue Bonds 795 5.000 07/01/27 808
New Jersey Economic Development Authority Revenue Bonds (~)(Ê) 2,715 5.250 04/01/28 3,028
New Jersey Economic Development Authority Revenue Bonds (µ) 2,005 5.000 07/01/28 2,234
New Jersey Economic Development Authority Revenue Bonds 1,720 5.000 06/15/29 1,826
New Jersey Economic Development Authority Revenue Bonds 350 3.000 06/01/32 345
New Jersey Economic Development Authority Revenue Bonds 665 5.000 06/01/32 719
New Jersey Economic Development Authority Revenue Bonds 875 5.000 07/01/33 936
New Jersey Economic Development Authority Revenue Bonds 4,975 5.000 06/15/36 5,330
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 06/15/37 1,069
New Jersey Economic Development Authority Revenue Bonds 1,000 4.000 11/01/39 1,001
New Jersey Educational Facilities Authority Revenue Bonds 3,130 5.000 03/01/27 3,570
New Jersey Educational Facilities Authority Revenue Bonds (µ) 450 5.000 07/01/32 485
New Jersey Educational Facilities Authority Revenue Bonds (µ) 3,085 5.000 07/01/33 3,419
New Jersey Educational Facilities Authority Revenue Bonds (µ) 600 4.000 07/01/39 624
New Jersey Educational Facilities Authority Revenue Bonds (µ) 715 4.000 07/01/42 729
New Jersey General Obligation Unlimited 5,425 4.000 06/01/32 5,987

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
340 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Health Care Facilities Financing Authority Revenue Bonds (~)(ae)(Ê) 1,125 5.000 07/01/25 1,209
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ) 1,000 5.000 07/01/27 1,071
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/28 1,105
New Jersey Health Care Facilities Financing Authority Revenue Bonds 2,180 5.000 07/01/29 2,444
New Jersey Health Care Facilities Financing Authority Revenue Bonds 300 5.000 07/01/30 334
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/31 1,085
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 4.000 07/01/35 1,018
New Jersey Health Care Facilities Financing Authority Revenue Bonds 175 5.000 07/01/41 180
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 150 0.500 11/01/23 147
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 185 0.650 05/01/24 180
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 360 0.750 11/01/24 349
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 270 0.900 11/01/25 259
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 3,135 4.750 10/01/50 3,284
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,825 2.493 12/15/26 1,617
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 5.000 06/15/29 2,536
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,125 2.871 12/15/29 888
New Jersey Transportation Trust Fund Authority Revenue Bonds 735 5.000 06/15/30 796
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,585 5.000 06/15/31 6,031
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 1,840 2.851 12/15/31 1,354
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 4.000 12/15/31 823
New Jersey Transportation Trust Fund Authority Revenue Bonds 950 5.000 12/15/33 1,040
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,225 5.000 12/15/34 2,425
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 5,000 3.060 12/15/35 3,055
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 5.000 12/15/35 858
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,030 5.591 12/15/35 2,994
New Jersey Transportation Trust Fund Authority Revenue Bonds 14,860 3.291 12/15/36 8,406
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.000 12/15/36 1,081
New Jersey Transportation Trust Fund Authority Revenue Bonds 23,510 4.649 12/15/37 12,638
New Jersey Transportation Trust Fund Authority Revenue Bonds 685 4.250 12/15/38 703
New Jersey Turnpike Authority Revenue Bonds 900 5.000 01/01/23 913
New Jersey Turnpike Authority Revenue Bonds 3,155 5.000 01/01/24 3,202
New Jersey Turnpike Authority Revenue Bonds 3,375 5.000 01/01/32 3,694
New Jersey Turnpike Authority Revenue Bonds 2,000 5.000 01/01/33 2,194
New Jersey Turnpike Authority Revenue Bonds 6,000 4.000 01/01/42 6,143
Newark Board of Education General Obligation Unlimited 420 5.000 07/15/24 444
Newark Board of Education General Obligation Unlimited (µ) 1,425 5.000 07/15/32 1,681
Newark Board of Education General Obligation Unlimited (µ) 1,000 4.000 07/15/35 1,046
Passaic Valley Sewerage Commission Revenue Bonds (µ) 1,500 3.000 12/01/32 1,488
Perth Amboy General Obligation Unlimited (µ) 1,000 4.000 07/01/35 1,062
Salem County Improvement Authority Revenue Bonds (µ) 550 4.000 08/15/37 569
South Jersey Transportation Authority Revenue Bonds (µ) 200 5.000 11/01/28 228
South Jersey Transportation Authority Revenue Bonds (µ) 2,000 5.000 11/01/29 2,306
South Jersey Transportation Authority Revenue Bonds (µ) 1,000 5.000 11/01/30 1,143
South Jersey Transportation Authority Revenue Bonds 4,000 4.000 11/01/40 3,844
South Jersey Transportation Authority Revenue Bonds (µ) 1,250 5.000 11/01/41 1,392
State of New Jersey General Obligation Unlimited 7,500 5.000 06/01/41 8,374
Tobacco Settlement Financing Corp. Revenue Bonds 20 3.200 06/01/27 21
148,646
New Mexico - 0.3%
City of Farmington Revenue Bonds (~)(ae)(Ê) 2,500 3.000 06/01/24 2,528
City of Farmington Revenue Bonds 1,200 1.800 04/01/29 1,082

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 341
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Mexico Mortgage Finance Authority Revenue Bonds 800 2.250 07/01/23 797
New Mexico Mortgage Finance Authority Revenue Bonds 1,820 4.250 07/01/49 1,883
State of New Mexico Severance Tax Permanent Fund Revenue Bonds 4,880 5.000 07/01/26 5,469
11,759
New York - 9.7%
Albany Capital Resource Corp. Revenue Bonds 1,120 4.000 06/01/29 1,102
Brooklyn Arena Local Development Corp. Revenue Bonds 525 1.625 11/01/25 496
Buffalo Sewer Authority Revenue Bonds (µ) 170 5.000 06/15/31 196
Buffalo Sewer Authority Revenue Bonds (µ) 170 5.000 06/15/33 195
Buffalo Sewer Authority Revenue Bonds (µ) 240 4.000 06/15/35 251
Build NYC Resource Corp. Revenue Bonds 500 5.000 08/01/29 550
Build NYC Resource Corp. Revenue Bonds 100 4.000 06/15/30 101
Build NYC Resource Corp. Revenue Bonds 700 5.000 08/01/30 765
Build NYC Resource Corp. Revenue Bonds 100 4.000 06/15/31 100
Build NYC Resource Corp. Revenue Bonds 325 5.000 07/01/32 352
Build NYC Resource Corp. Revenue Bonds 600 5.000 08/01/32 652
Build NYC Resource Corp. Revenue Bonds 500 5.000 08/01/33 541
Camden Central School District General Obligation Unlimited (µ) 1,970 4.000 03/15/26 2,111
City of New York General Obligation Unlimited 2,445 5.000 08/01/22 2,445
City of New York General Obligation Unlimited 6,420 5.000 08/01/23 6,642
City of New York General Obligation Unlimited 2,500 5.250 05/01/38 2,933
City of New York General Obligation Unlimited 2,000 5.250 05/01/39 2,338
City of New York General Obligation Unlimited 500 4.000 12/01/40 505
City of Syracuse General Obligation Limited (µ) 750 4.000 05/15/32 811
City of Syracuse General Obligation Limited (µ) 785 4.000 05/15/33 843
City of Yonkers General Obligation Limited (µ) 1,200 5.000 05/01/31 1,393
City of Yonkers General Obligation Limited (µ) 2,250 5.000 05/01/32 2,602
City of Yonkers General Obligation Limited (µ) 3,895 5.000 05/01/33 4,470
City of Yonkers General Obligation Limited (µ) 1,990 4.000 05/01/35 2,111
City of Yonkers General Obligation Limited (µ) 2,180 4.000 05/01/37 2,270
City of Yonkers General Obligation Unlimited 525 5.000 09/01/22 526
City of Yonkers General Obligation Unlimited (µ) 750 5.000 09/01/24 798
City of Yonkers General Obligation Unlimited (µ) 430 5.000 10/15/25 471
County of Nassau General Obligation Limited (µ) 3,325 5.000 04/01/37 3,780
Genesee County Funding Corp./The Revenue Bonds 450 5.000 12/01/29 504
Hempstead Town Local Development Corp. Revenue Bonds 1,565 5.000 07/01/24 1,647
Hempstead Town Local Development Corp. Revenue Bonds 715 4.000 07/01/40 717
Hudson Yards Infrastructure Corp. Revenue Bonds 7,495 5.000 02/15/35 8,250
Hudson Yards Infrastructure Corp. Revenue Bonds 4,740 5.000 02/15/37 5,192
Hudson Yards Infrastructure Corp. Revenue Bonds 5,260 5.000 02/15/38 5,747
Hudson Yards Infrastructure Corp. Revenue Bonds 1,000 5.000 02/15/42 1,078
Hudson Yards Infrastructure Corp. Revenue Bonds 2,625 4.000 02/15/44 2,655
Hudson Yards Infrastructure Corp. Revenue Bonds (µ) 11,675 4.000 02/15/47 11,779
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/32 1,120
Long Island Power Authority Revenue Bonds (USD 1 Month LIBOR + 0.750%)(ae)(Ê) 2,700 0.911 05/01/33 2,700
Long Island Power Authority Revenue Bonds 750 5.000 09/01/33 838
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/34 1,114
Long Island Power Authority Revenue Bonds 1,250 5.000 09/01/35 1,390
Long Island Power Authority Revenue Bonds 1,825 5.000 09/01/37 2,022
Long Island Power Authority Revenue Bonds (~)(ae)(Ê) 2,000 1.650 09/01/49 1,959
Metropolitan Transportation Authority Revenue Bonds 1,400 5.000 09/01/22 1,404

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
342 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Transportation Authority Revenue Bonds 350 5.000 11/15/22 353
Metropolitan Transportation Authority Revenue Bonds 1,475 5.000 02/01/23 1,498
Metropolitan Transportation Authority Revenue Bonds 1,440 5.000 11/15/24 1,452
Metropolitan Transportation Authority Revenue Bonds 8,395 5.000 11/15/25 8,468
Metropolitan Transportation Authority Revenue Bonds (SOFR + 0.600%)(Ê) 2,000 0.634 11/01/26 1,897
Metropolitan Transportation Authority Revenue Bonds 4,000 5.000 11/15/26 4,354
Metropolitan Transportation Authority Revenue Bonds 225 5.000 11/15/27 245
Metropolitan Transportation Authority Revenue Bonds (ae) 5,710 5.000 11/15/28 6,178
Metropolitan Transportation Authority Revenue Bonds 550 5.250 11/15/28 591
Metropolitan Transportation Authority Revenue Bonds 550 5.000 11/15/29 609
Metropolitan Transportation Authority Revenue Bonds 225 5.000 11/15/30 252
Metropolitan Transportation Authority Revenue Bonds 100 5.250 11/15/31 108
Metropolitan Transportation Authority Revenue Bonds 730 4.000 11/15/32 755
Metropolitan Transportation Authority Revenue Bonds 4,500 5.000 11/15/38 4,556
Metropolitan Transportation Authority Revenue Bonds (µ) 1,350 5.000 11/15/41 1,477
Metropolitan Transportation Authority Revenue Bonds 8,930 5.000 11/15/42 9,016
Metropolitan Transportation Authority Revenue Bonds (µ) 10,000 4.000 11/15/44 9,899
Metropolitan Transportation Authority Revenue Bonds 4,675 4.000 11/15/45 4,529
Metropolitan Transportation Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 11/15/45 2,809
Metropolitan Transportation Authority Revenue Bonds 2,540 4.000 11/15/46 2,450
Metropolitan Transportation Authority Revenue Bonds 2,400 4.000 11/15/47 2,312
Metropolitan Transportation Authority Revenue Bonds (~)(Ê) 5,630 0.190 11/15/50 5,630
Monroe County Industrial Development Corp. Revenue Bonds 960 4.000 07/01/39 981
Nassau County Interim Finance Authority Revenue Bonds 1,600 5.000 11/15/32 1,936
New Jersey Housing & Mortgage Finance Agency Revenue Bonds (~)(ae)(Ê) 5,000 3.500 07/01/24 5,086
New York City Housing Development Corp. Revenue Bonds (~)(ae)(Ê) 5,000 0.600 07/01/25 4,702
New York City Housing Development Corp. Revenue Bonds 1,560 3.500 02/15/48 1,538
New York City Industrial Development Agency Revenue Bonds (µ) 300 3.000 03/01/36 280
New York City Industrial Development Agency Revenue Bonds (µ) 3,435 2.500 03/01/37 2,855
New York City Industrial Development Agency Revenue Bonds (µ) 460 3.000 01/01/39 412
New York City Industrial Development Agency Revenue Bonds (µ) 335 3.000 03/01/40 296
New York City Industrial Development Agency Revenue Bonds (µ) 650 4.000 03/01/45 651
New York City Municipal Water Finance Authority Revenue Bonds 8,000 5.000 06/15/47 8,381
New York City Transitional Finance Authority Building Aid Revenue Bonds 5,000 5.000 07/15/33 5,321
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 3,000 5.000 05/01/36 3,389
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 4.000 11/01/40 2,298
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 550 4.000 08/01/41 559
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 85 5.000 02/01/47 95
New York City Water & Sewer System Revenue Bonds 4,050 4.000 06/15/40 4,091
New York City Water & Sewer System Revenue Bonds 700 5.000 06/15/46 762
New York City Water & Sewer System Revenue Bonds 10,345 5.000 06/15/48 11,582
New York Convention Center Development Corp. Revenue Bonds (µ) 2,925 Zero coupon 11/15/34 1,848
New York Liberty Development Corp. Revenue Bonds 14,190 2.750 11/15/41 11,728
New York Liberty Development Corp. Revenue Bonds 3,550 4.000 02/15/43 3,590
New York Liberty Development Corp. Revenue Bonds (Þ) 1,145 5.000 11/15/44 1,152
New York Liberty Development Corp. Revenue Bonds 3,000 2.450 09/15/69 2,853
New York State Dormitory Authority Revenue Bonds (µ) 430 5.250 07/01/23 444
New York State Dormitory Authority Revenue Bonds (ae) 6,725 5.000 12/15/23 6,815
New York State Dormitory Authority Revenue Bonds (~)(ae)(Ê) 10,000 5.000 05/01/24 10,348
New York State Dormitory Authority Revenue Bonds (~)(ae)(Ê) 1,500 5.000 05/01/26 1,622
New York State Dormitory Authority Revenue Bonds (ae) 6,790 5.000 07/01/26 7,005

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 343
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Dormitory Authority Revenue Bonds (ae) 15 5.000 02/15/27 17
New York State Dormitory Authority Revenue Bonds 925 5.000 03/15/27 1,049
New York State Dormitory Authority Revenue Bonds 2,365 5.000 03/15/30 2,626
New York State Dormitory Authority Revenue Bonds 2,635 5.000 03/15/31 2,871
New York State Dormitory Authority Revenue Bonds 105 5.000 07/01/32 109
New York State Dormitory Authority Revenue Bonds 3,300 5.000 10/01/32 3,654
New York State Dormitory Authority Revenue Bonds 1,465 5.000 07/01/33 1,650
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/34 88
New York State Dormitory Authority Revenue Bonds 325 4.000 07/01/35 330
New York State Dormitory Authority Revenue Bonds 95 5.000 07/01/35 98
New York State Dormitory Authority Revenue Bonds 260 4.000 07/01/36 264
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/36 87
New York State Dormitory Authority Revenue Bonds 70 4.000 09/01/36 67
New York State Dormitory Authority Revenue Bonds 1,845 4.000 03/15/37 1,916
New York State Dormitory Authority Revenue Bonds 325 4.000 07/01/37 329
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/37 96
New York State Dormitory Authority Revenue Bonds 550 3.000 03/15/38 503
New York State Dormitory Authority Revenue Bonds 7,310 4.000 03/15/38 7,522
New York State Dormitory Authority Revenue Bonds 11,000 5.000 03/15/38 12,247
New York State Dormitory Authority Revenue Bonds 4,745 4.000 07/01/38 4,857
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/38 1,056
New York State Dormitory Authority Revenue Bonds 75 4.000 09/01/38 71
New York State Dormitory Authority Revenue Bonds 1,000 5.000 10/01/38 1,124
New York State Dormitory Authority Revenue Bonds 1,970 4.000 03/15/39 2,017
New York State Dormitory Authority Revenue Bonds 85 4.000 09/01/39 81
New York State Dormitory Authority Revenue Bonds 1,075 4.000 03/15/40 1,094
New York State Dormitory Authority Revenue Bonds 105 4.000 07/01/40 94
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/40 94
New York State Dormitory Authority Revenue Bonds 3,860 3.000 03/15/41 3,472
New York State Dormitory Authority Revenue Bonds 2,285 4.000 03/15/41 2,320
New York State Dormitory Authority Revenue Bonds 110 5.000 07/01/41 112
New York State Dormitory Authority Revenue Bonds 4,700 4.000 03/15/43 4,735
New York State Dormitory Authority Revenue Bonds 435 4.000 07/01/45 376
New York State Dormitory Authority Revenue Bonds 3,250 4.000 03/15/46 3,283
New York State Environmental Facilities Corp. Revenue Bonds 3,000 5.000 06/15/35 3,329
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 425 1.100 05/01/27 392
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 3,000 3.100 11/01/27 3,008
New York State Thruway Authority Revenue Bonds 1,250 5.000 01/01/32 1,406
New York State Thruway Authority Revenue Bonds 500 4.000 03/15/45 501
New York State Urban Development Corp. Revenue Bonds 5,750 5.000 03/15/36 6,552
New York State Urban Development Corp. Revenue Bonds 10,940 4.000 03/15/38 11,125
New York State Urban Development Corp. Revenue Bonds 2,500 5.000 03/15/38 2,823
New York Transportation Development Corp. Revenue Bonds 1,650 5.000 12/01/27 1,827
New York Transportation Development Corp. Revenue Bonds 130 5.000 12/01/28 145
New York Transportation Development Corp. Revenue Bonds 145 5.000 12/01/29 162
New York Transportation Development Corp. Revenue Bonds 115 5.000 12/01/30 130
New York Transportation Development Corp. Revenue Bonds 4,840 5.000 12/01/31 5,398
New York Transportation Development Corp. Revenue Bonds 165 5.000 12/01/32 183
New York Transportation Development Corp. Revenue Bonds 2,530 5.000 12/01/33 2,782
New York Transportation Development Corp. Revenue Bonds 255 5.000 12/01/34 279
New York Transportation Development Corp. Revenue Bonds 725 5.000 12/01/35 793

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
344 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York Transportation Development Corp. Revenue Bonds 3,380 5.000 12/01/36 3,686
New York Transportation Development Corp. Revenue Bonds 3,320 5.000 12/01/37 3,614
New York Transportation Development Corp. Revenue Bonds 620 5.000 12/01/38 673
Niagara Falls City School District General Obligation Unlimited (µ) 1,000 5.000 06/15/28 1,156
Niagara Falls City School District General Obligation Unlimited (µ) 1,735 4.000 06/15/30 1,892
Oneida County Local Development Corp. Revenue Bonds (µ) 1,500 5.000 12/01/30 1,725
Oneida County Local Development Corp. Revenue Bonds (µ) 1,500 5.000 12/01/31 1,717
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/32 62
Oneida County Local Development Corp. Revenue Bonds (µ) 70 4.000 12/01/33 73
Oneida County Local Development Corp. Revenue Bonds (µ) 105 4.000 12/01/34 109
Oneida County Local Development Corp. Revenue Bonds (µ) 1,105 5.000 12/01/34 1,238
Oneida County Local Development Corp. Revenue Bonds (µ) 120 4.000 12/01/35 124
Oneida County Local Development Corp. Revenue Bonds (µ) 75 4.000 12/01/36 78
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/37 62
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/38 62
Oneida County Local Development Corp. Revenue Bonds (µ) 180 3.000 12/01/39 160
Oneida County Local Development Corp. Revenue Bonds (µ) 120 3.000 12/01/40 106
Oneida County Local Development Corp. Revenue Bonds (µ) 240 4.000 12/01/49 242
Port Authority of New York & New Jersey Revenue Bonds 5,000 5.000 07/15/34 5,757
Port Authority of New York & New Jersey Revenue Bonds 2,775 5.000 07/15/35 3,177
Port Authority of New York & New Jersey Revenue Bonds 1,000 4.000 07/15/36 1,036
Port Authority of New York & New Jersey Revenue Bonds 1,800 4.000 11/01/41 1,834
Port Authority of New York & New Jersey Revenue Bonds 1,470 5.000 11/15/42 1,610
Schenectady Metroplex Development Authority Revenue Bonds (µ) 150 4.000 08/01/31 166
Schenectady Metroplex Development Authority Revenue Bonds (µ) 220 4.000 08/01/32 242
Schenectady Metroplex Development Authority Revenue Bonds (µ) 200 4.000 08/01/33 218
Schenectady Metroplex Development Authority Revenue Bonds (µ) 200 4.000 08/01/34 214
Schenectady Metroplex Development Authority Revenue Bonds (µ) 200 4.000 08/01/35 210
Schenectady Metroplex Development Authority Revenue Bonds (µ) 405 4.000 08/01/36 421
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds 2,340 4.250 10/01/47 2,411
State of New York Mortgage Agency Revenue Bonds 1,550 2.000 10/01/31 1,407
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 250 4.000 06/01/50 244
Triborough Bridge & Tunnel Authority Revenue Bonds (~)(ae)(Ê) 1,375 2.000 05/15/28 1,336
Triborough Bridge & Tunnel Authority Revenue Bonds 5,000 5.000 11/15/33 5,583
Triborough Bridge & Tunnel Authority Revenue Bonds (~)(ae)(Ê) 5,000 2.000 05/15/45 4,937
TSASC, Inc. Revenue Bonds 2,500 5.000 06/01/29 2,694
Westchester County Local Development Corp. Revenue Bonds (Þ) 1,500 2.875 07/01/26 1,423
Westchester County Local Development Corp. Revenue Bonds 480 5.000 01/01/32 518
Westchester County Local Development Corp. Revenue Bonds 1,350 5.000 05/01/34 1,379
Westchester County Local Development Corp. Revenue Bonds 525 5.000 01/01/37 557
419,821
North Carolina - 0.7%
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(ae)(Ê) 1,000 0.800 10/31/25 962
Chattanooga Health Educational & Housing Facility Board Revenue Bonds (~)(ae)(Ê) 6,300 5.000 12/01/28 7,228
Chattanooga Health Educational & Housing Facility Board Revenue Bonds (~)(ae)(Ê) 1,000 5.000 12/01/31 1,175
City of Charlotte Water & Sewer System Revenue Bonds 2,000 5.000 07/01/33 2,381
Columbus County Industrial Facilities & Pollution Control Financing Authority
Revenue Bonds (~)(ae)(Ê) 325 1.375 05/01/34 310
North Carolina Capital Facilities Finance Agency Revenue Bonds 2,790 5.000 10/01/44 3,044
North Carolina Housing Finance Agency Revenue Bonds 2,545 4.250 07/01/47 2,626
North Carolina Medical Care Commission Revenue Bonds 130 4.000 03/01/24 130
North Carolina Medical Care Commission Revenue Bonds 250 4.000 01/01/25 248

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 345
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Carolina Medical Care Commission Revenue Bonds 155 4.000 03/01/25 154
North Carolina Medical Care Commission Revenue Bonds 240 4.000 01/01/26 236
North Carolina Medical Care Commission Revenue Bonds 145 5.000 03/01/26 149
North Carolina Medical Care Commission Revenue Bonds 565 5.000 01/01/27 575
North Carolina Medical Care Commission Revenue Bonds 170 5.000 03/01/27 174
North Carolina Medical Care Commission Revenue Bonds 790 5.000 01/01/28 805
North Carolina Medical Care Commission Revenue Bonds 200 5.000 03/01/28 204
North Carolina Medical Care Commission Revenue Bonds 560 5.000 01/01/29 570
North Carolina Medical Care Commission Revenue Bonds 160 4.000 03/01/29 154
North Carolina Medical Care Commission Revenue Bonds 655 5.000 01/01/30 663
North Carolina Medical Care Commission Revenue Bonds 165 4.000 03/01/30 157
North Carolina Medical Care Commission Revenue Bonds 700 5.000 10/01/30 734
North Carolina Medical Care Commission Revenue Bonds 625 5.000 01/01/31 631
North Carolina Medical Care Commission Revenue Bonds 170 4.000 03/01/31 159
North Carolina Medical Care Commission Revenue Bonds 185 4.000 09/01/34 188
North Carolina Medical Care Commission Revenue Bonds 100 4.000 03/01/36 88
North Carolina Medical Care Commission Revenue Bonds 500 5.000 01/01/38 525
North Carolina Medical Care Commission Revenue Bonds 225 4.000 09/01/41 214
North Carolina Turnpike Authority Revenue Bonds 2,000 5.000 02/01/24 2,086
North Carolina Turnpike Authority Revenue Bonds (µ) 1,310 5.000 01/01/28 1,462
28,032
North Dakota - 0.2%
City of Grand Forks Healthcare System Revenue Bonds 675 4.000 12/01/37 668
City of Grand Forks Healthcare System Revenue Bonds 625 4.000 12/01/38 616
City of Grand Forks Healthcare System Revenue Bonds 1,795 4.000 12/01/41 1,747
City of Horace General Obligation Unlimited 925 3.250 08/01/24 926
City of Horace General Obligation Unlimited 150 3.000 05/01/41 123
City of Williston Revenue Bonds 4,155 4.500 11/01/26 4,287
8,367
Ohio - 1.9%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 450 5.000 11/15/30 526
Akron Bath Copley Joint Township Hospital District Revenue Bonds 875 4.000 11/15/36 884
Akron Bath Copley Joint Township Hospital District Revenue Bonds 700 4.000 11/15/37 705
Akron Bath Copley Joint Township Hospital District Revenue Bonds 450 4.000 11/15/38 452
American Municipal Power, Inc. Revenue Bonds 400 5.000 02/15/23 407
American Municipal Power, Inc. Revenue Bonds 180 5.000 02/15/24 189
American Municipal Power, Inc. Revenue Bonds 140 5.000 02/15/26 155
American Municipal Power, Inc. Revenue Bonds 175 5.000 02/15/27 197
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 85 5.000 06/01/34 93
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 5.000 06/01/35 1,095
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 4.000 06/01/38 1,009
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 2,450 5.000 06/01/55 2,446
City of Columbus General Obligation Unlimited 4,685 4.000 04/01/33 4,977
City of Hamilton Electric Revenue Bonds (µ) 700 4.000 10/01/34 749
City of Hamilton Electric Revenue Bonds (µ) 730 4.000 10/01/35 779
City of Hamilton Electric Revenue Bonds (µ) 590 4.000 10/01/36 629
Cleveland Municipal School District General Obligation Unlimited 1,100 5.000 12/01/27 1,126
County of Cuyahoga Certificate of Participation 14,065 5.000 12/01/27 14,734
County of Cuyahoga Certificate of Participation 1,990 5.000 12/01/28 2,080
County of Franklin Revenue Bonds 575 4.000 07/01/40 547
County of Franklin Revenue Bonds 330 5.250 11/15/40 335
County of Hamilton Revenue Bonds 1,350 5.000 01/01/31 1,368

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
346 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Crestview Local School District/Columbiana County Certificate of Participation (µ) 375 4.000 12/01/41 386
Crestview Local School District/Columbiana County Certificate of Participation (µ) 425 4.000 12/01/45 434
Cuyahoga County Hospital Revenue Bonds 7,700 5.000 02/15/37 7,998
Cuyahoga Metropolitan Housing Authority Revenue Bonds 450 2.000 12/01/31 406
Euclid City School District Certificate of Participation (µ) 175 4.000 12/01/30 187
Euclid City School District Certificate of Participation (µ) 185 4.000 12/01/31 197
Euclid City School District Certificate of Participation (µ) 130 4.000 12/01/32 138
Euclid City School District Certificate of Participation (µ) 135 4.000 12/01/33 143
Euclid City School District Certificate of Participation (µ) 110 4.000 12/01/34 116
Euclid City School District Certificate of Participation (µ) 215 4.000 12/01/35 226
Euclid City School District Certificate of Participation (µ) 445 4.000 12/01/36 468
Euclid City School District Certificate of Participation (µ) 380 4.000 12/01/38 390
Hillsdale Local School District Certificate of Participation (µ) 3,050 4.000 12/01/32 3,295
Middletown City School District General Obligation Unlimited (ae) 5 5.250 12/01/34 5
Northeast Ohio Medical University Revenue Bonds 50 4.000 12/01/35 51
Ohio Air Quality Development Authority Revenue Bonds 1,000 2.875 02/01/26 977
Ohio Air Quality Development Authority Revenue Bonds (ae)(~)(Ê) 7,360 4.000 06/01/27 7,572
Ohio Higher Educational Facility Commission Revenue Bonds 50 5.000 01/01/28 48
Ohio Higher Educational Facility Commission Revenue Bonds 830 4.000 07/01/30 881
Ohio Higher Educational Facility Commission Revenue Bonds 520 5.000 07/01/31 561
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/33 628
Ohio Higher Educational Facility Commission Revenue Bonds 750 5.000 07/01/33 804
Ohio Higher Educational Facility Commission Revenue Bonds 600 5.000 01/15/34 639
Ohio Higher Educational Facility Commission Revenue Bonds 485 4.000 07/01/34 504
Ohio Higher Educational Facility Commission Revenue Bonds 420 5.000 07/01/34 449
Ohio Higher Educational Facility Commission Revenue Bonds 195 5.000 01/15/35 207
Ohio Higher Educational Facility Commission Revenue Bonds 220 5.000 01/15/36 233
Ohio Higher Educational Facility Commission Revenue Bonds 1,095 4.000 07/01/36 1,112
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/37 603
Ohio Higher Educational Facility Commission Revenue Bonds 830 5.000 01/15/40 873
Ohio Housing Finance Agency Revenue Bonds 1,980 4.500 09/01/48 2,053
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 150 4.375 06/15/26 141
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 100 3.750 12/01/31 91
State of Ohio Revenue Bonds 950 5.000 01/15/35 1,042
State of Ohio Revenue Bonds 830 5.000 01/15/36 909
State of Ohio Revenue Bonds 815 4.000 01/15/37 827
State of Ohio Revenue Bonds 2,350 4.000 01/15/39 2,373
State of Ohio Revenue Bonds 1,550 4.000 01/15/40 1,562
Toledo-Lucas County Port Authority Revenue Bonds 1,965 5.000 07/01/29 2,006
Toledo-Lucas County Port Authority Revenue Bonds 250 4.000 01/01/38 235
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/41 92
United Local School District Certificate of Participation (µ) 165 4.000 12/01/26 178
United Local School District Certificate of Participation (µ) 120 4.000 12/01/29 131
United Local School District Certificate of Participation (µ) 175 4.000 12/01/30 192
United Local School District Certificate of Participation (µ) 315 4.000 12/01/32 342
United Local School District Certificate of Participation (µ) 1,200 4.000 12/01/34 1,288
Willoughby-Eastlake City School District General Obligation Unlimited (ae) 1,000 5.000 12/01/25 1,104
80,579
Oklahoma - 0.4%
Carter County Public Facilities Authority Revenue Bonds 3,625 5.000 09/01/31 4,001
City of Tulsa General Obligation Unlimited 2,800 2.000 11/01/28 2,714

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 347
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cleveland County Educational Facilities Authority Revenue Bonds 825 5.000 06/01/24 871
Oklahoma Development Finance Authority Revenue Bonds 1,000 5.000 08/15/22 1,000
Oklahoma Development Finance Authority Revenue Bonds 2,000 5.000 08/15/28 2,129
Oklahoma Development Finance Authority Revenue Bonds 3,000 5.250 08/15/43 2,904
Oklahoma Housing Finance Agency Revenue Bonds 980 4.750 09/01/48 1,024
Oklahoma Water Resources Board Revenue Bonds 1,500 5.000 04/01/33 1,674
16,317
Oregon - 0.3%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis
General Obligation Unlimited 510 5.000 06/15/26 571
City of Portland Sewer System Revenue Bonds 340 5.000 05/01/30 402
County of Yamhill Revenue Bonds 500 4.000 12/01/27 531
Oregon State Business Development Commission Revenue Bonds (~)(ae)(Ê) 1,950 2.400 12/01/40 1,957
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/28 56
Oregon State Facilities Authority Revenue Bonds 75 5.000 10/01/29 84
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/35 54
Oregon State Facilities Authority Revenue Bonds (Þ) 750 5.000 10/01/36 743
Salem Hospital Facility Authority Revenue Bonds 110 5.000 05/15/24 113
Salem Hospital Facility Authority Revenue Bonds 130 5.000 05/15/25 134
Salem Hospital Facility Authority Revenue Bonds 135 5.000 05/15/26 140
Salem-Keizer School District No. 24J General Obligation Unlimited 3,000 4.000 06/15/37 3,164
State of Oregon General Obligation Unlimited 150 1.250 08/01/27 143
State of Oregon General Obligation Unlimited 120 1.375 08/01/28 112
State of Oregon General Obligation Unlimited 125 1.500 08/01/29 116
State of Oregon General Obligation Unlimited 500 5.000 12/01/31 558
State of Oregon General Obligation Unlimited 2,000 4.000 05/01/39 2,086
State of Oregon General Obligation Unlimited 1,000 4.000 05/01/40 1,033
State of Oregon General Obligation Unlimited 490 4.250 06/01/49 506
Yamhill County Hospital Authority Revenue Bonds 115 1.750 11/15/26 110
12,613
Pennsylvania - 4.3%
Allegheny County Airport Authority Revenue Bonds 1,000 5.000 01/01/34 1,142
Allegheny County Airport Authority Revenue Bonds 1,000 5.000 01/01/35 1,135
Allegheny County Airport Authority Revenue Bonds (µ) 3,135 4.000 01/01/39 3,231
Allegheny County Airport Authority Revenue Bonds (µ) 3,260 4.000 01/01/40 3,337
Allegheny County Airport Authority Revenue Bonds (µ) 3,140 4.000 01/01/41 3,195
Allegheny County Higher Education Building Authority Revenue Bonds 790 5.000 10/15/26 837
Allegheny County Higher Education Building Authority Revenue Bonds (SOFR +
0.290%)(ae)(Ê) 750 1.886 08/01/27 726
Allegheny County Higher Education Building Authority Revenue Bonds 835 5.000 10/15/27 880
Allegheny County Higher Education Building Authority Revenue Bonds 870 5.000 10/15/28 913
Allegheny County Higher Education Building Authority Revenue Bonds 665 5.250 09/01/33 698
Allegheny County Hospital Development Authority Revenue Bonds 1,145 5.000 04/01/30 1,262
Allegheny County Sanitary Authority Revenue Bonds 1,000 4.000 06/01/35 1,048
Allentown City School District General Obligation Limited (µ) 2,250 5.000 02/01/31 2,620
Allentown City School District General Obligation Limited (µ) 4,385 5.000 02/01/33 5,085
Allentown City School District General Obligation Limited (µ) 1,000 4.000 02/01/36 1,049
Allentown City School District General Obligation Limited (µ) 2,250 5.000 02/01/37 2,578
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 75 5.000 05/01/26 81
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/25 53
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/26 54
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/27 54

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
348 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/28 54
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/29 55
Bucks County Industrial Development Authority Revenue Bonds 75 5.000 07/01/30 82
Bucks County Industrial Development Authority Revenue Bonds 330 5.000 10/01/30 350
Bucks County Industrial Development Authority Revenue Bonds 350 5.000 10/01/31 370
Bucks County Industrial Development Authority Revenue Bonds 610 5.000 07/01/33 650
Bucks County Industrial Development Authority Revenue Bonds 535 5.000 07/01/34 566
Bucks County Industrial Development Authority Revenue Bonds 415 5.000 07/01/35 436
Bucks County Industrial Development Authority Revenue Bonds 635 5.000 07/01/36 663
Bucks County Industrial Development Authority Revenue Bonds 1,340 5.000 07/01/37 1,391
Bucks County Industrial Development Authority Revenue Bonds 1,390 5.000 07/01/38 1,433
Bucks County Industrial Development Authority Revenue Bonds 1,440 5.000 07/01/39 1,476
Butler County General Authority Revenue Bonds (USD 3 Month LIBOR + 0.700%)(µ)
(Ê) 14,790 1.660 10/01/34 14,207
Chester County Industrial Development Authority Revenue Bonds 1,320 4.000 12/01/37 1,360
Chester County Industrial Development Authority Revenue Bonds 1,500 4.000 12/01/38 1,539
Chester County Industrial Development Authority Special Assessment (Þ) 227 4.375 03/01/28 229
City of Erie General Obligation Unlimited (µ) 3,750 3.208 11/15/37 2,141
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/36 99
City of Erie Higher Education Building Authority Revenue Bonds 50 4.000 05/01/41 49
City of Oil General Obligation Unlimited (µ) 175 4.000 12/01/31 191
City of Oil General Obligation Unlimited (µ) 200 4.000 12/01/34 213
City of Philadelphia Airport Revenue Bonds 1,000 4.000 07/01/35 1,027
City of Philadelphia General Obligation Unlimited (~)(Ê) 5,015 1.400 08/01/31 5,015
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/33 5,511
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/34 5,473
City of Scranton General Obligation Unlimited (Þ) 1,925 5.000 09/01/22 1,929
City of Wilkes-Barre General Obligation Unlimited (µ) 1,000 4.000 11/15/38 1,013
City of York General Obligation Unlimited 105 5.000 11/15/24 108
City of York General Obligation Unlimited 955 5.000 11/15/26 1,016
City of York General Obligation Unlimited 1,755 5.000 11/15/27 1,884
Coatesville Area School District Building Authority Revenue Bonds (µ) 425 5.000 12/01/24 436
Coatesville Area School District Building Authority Revenue Bonds (µ) 335 5.000 12/01/26 343
Coatesville Area School District Building Authority Revenue Bonds (µ) 360 5.000 12/01/27 369
Commonwealth Financing Authority Revenue Bonds 1,500 5.000 06/01/25 1,611
Commonwealth Financing Authority Revenue Bonds (µ) 13,000 4.000 06/01/39 13,152
Commonwealth of Pennsylvania General Obligation Unlimited 6,075 5.000 08/15/23 6,294
County of Beaver General Obligation Unlimited (µ) 1,000 5.000 04/15/25 1,078
County of Luzerne General Obligation Unlimited (µ) 500 5.000 12/15/27 566
Dauphin County General Authority Revenue Bonds (Þ) 880 4.000 10/15/22 881
Dauphin County General Authority Revenue Bonds (Þ) 700 4.250 10/15/26 701
Deer Creek Drainage Basin Authority Revenue Bonds (µ) 300 5.000 12/01/29 354
Deer Creek Drainage Basin Authority Revenue Bonds (µ) 500 4.000 12/01/31 546
Deer Creek Drainage Basin Authority Revenue Bonds (µ) 280 4.000 12/01/34 298
Deer Creek Drainage Basin Authority Revenue Bonds (µ) 250 4.000 12/01/37 259
Delaware County Vocational & Technical School Authority Revenue Bonds (µ) 1,120 5.000 11/01/27 1,167
Delaware County Vocational & Technical School Authority Revenue Bonds (µ) 1,140 5.000 11/01/28 1,188
Delaware County Vocational & Technical School Authority Revenue Bonds (µ) 1,500 5.250 11/01/33 1,567
Delaware Valley Regional Finance Authority Revenue Bonds (USD 1 Month LIBOR +
0.880%)(ae)(Ê) 10,000 0.996 09/01/48 9,992
General Authority of Southcentral Pennsylvania Revenue Bonds 150 4.000 06/01/44 152
General Authority of Southcentral Pennsylvania Revenue Bonds 275 5.000 06/01/44 296

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 349
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Indiana County Industrial Development Authority Revenue Bonds (µ) 650 5.000 05/01/27 717
Lancaster County Hospital Authority Revenue Bonds 550 5.000 11/01/39 601
Lancaster County Hospital Authority Revenue Bonds 500 5.000 11/01/40 544
Lancaster County Hospital Authority Revenue Bonds 1,000 5.000 11/01/41 1,085
Lancaster Higher Education Authority Revenue Bonds 2,250 5.000 10/01/37 2,361
Lancaster Industrial Development Authority Revenue Bonds 165 4.000 07/01/31 162
Lancaster Industrial Development Authority Revenue Bonds 125 4.000 07/01/37 118
Latrobe Industrial Development Authority Revenue Bonds 175 5.000 03/01/31 186
Manheim Central School District Revenue Bonds 850 4.000 05/01/38 876
Manheim Central School District Revenue Bonds 550 4.000 05/01/39 566
Manheim Central School District Revenue Bonds 500 4.000 05/01/40 514
Manheim Central School District Revenue Bonds 200 4.000 05/01/41 205
Mifflin County School District General Obligation Limited (µ) 1,000 5.000 09/01/30 1,076
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/37 153
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/38 153
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/39 152
Montgomery County Industrial Development Authority General Obligation Unlimited 50 4.000 10/01/36 48
Montgomery County Industrial Development Authority General Obligation Unlimited 50 4.000 10/01/41 47
North Allegheny School District General Obligation Limited 1,000 4.000 05/01/35 1,057
North Pocono School District General Obligation Limited (µ) 885 4.000 09/15/31 954
North Pocono School District General Obligation Limited (µ) 250 4.000 09/15/32 269
Northampton County General Purpose Authority Revenue Bonds 150 5.000 10/01/31 158
Northern Tioga School District General Obligation Limited (µ) 650 5.000 04/01/30 732
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 1,820 0.950 12/01/26 1,620
Pennsylvania Economic Development Financing Authority Revenue Bonds 400 4.000 07/01/33 398
Pennsylvania Economic Development Financing Authority Revenue Bonds 245 4.000 03/15/36 247
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,500 3.000 04/01/39 1,365
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 4.000 10/15/39 151
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 4.000 10/15/40 150
Pennsylvania Economic Development Financing Authority Revenue Bonds 245 4.000 07/01/41 236
Pennsylvania Turnpike Commission Revenue Bonds (µ) 3,695 6.250 06/01/33 4,220
Pennsylvania Turnpike Commission Revenue Bonds 905 4.000 12/01/36 935
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/36 837
Pennsylvania Turnpike Commission Revenue Bonds 1,000 4.000 12/01/37 1,022
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/38 825
Pennsylvania Turnpike Commission Revenue Bonds 625 4.000 12/01/42 623
Pennsylvania Turnpike Commission Revenue Bonds 630 5.000 12/01/43 687
Pennsylvania Turnpike Commission Revenue Bonds (µ) 2,630 5.000 12/01/44 2,908
Pennsylvania Turnpike Commission Revenue Bonds 4,500 5.250 12/01/44 5,063
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 305 5.000 06/15/25 315
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 660 5.000 06/15/27 686
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 415 5.000 06/15/28 433
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 440 5.000 06/15/29 456
Philadelphia Authority for Industrial Development Revenue Bonds (µ) 510 5.000 12/01/29 576
Philadelphia Authority for Industrial Development Revenue Bonds 100 5.000 08/01/30 105
Philadelphia Authority for Industrial Development Revenue Bonds 340 5.000 06/15/32 348
Philadelphia Authority for Industrial Development Revenue Bonds 2,000 8.000 01/01/33 2,051
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds 500 5.000 07/01/28 546
Pittsburgh School District General Obligation Limited 3,000 3.000 09/01/40 2,670
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 375 4.000 09/01/34 400
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 150 5.000 09/01/34 172

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
350 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 75 4.000 09/01/35 79
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 265 5.000 09/01/35 303
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 1,300 5.000 09/01/36 1,482
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 1,300 5.000 09/01/37 1,482
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 1,040 5.000 09/01/38 1,184
Reading School District General Obligation Limited (µ) 785 5.000 03/01/35 867
Reading School District General Obligation Limited (µ) 720 5.000 03/01/36 793
School District of Philadelphia (The) General Obligation Limited (µ)(ae) 10 5.000 09/01/26 11
School District of Philadelphia (The) General Obligation Limited (µ) 4,435 5.000 09/01/27 4,948
Scranton School District General Obligation Unlimited (µ) 490 5.000 06/01/32 557
Scranton School District General Obligation Unlimited (µ) 330 5.000 12/01/33 368
Scranton School District General Obligation Unlimited (µ) 575 5.000 06/01/34 650
Scranton School District General Obligation Unlimited (µ) 560 5.000 06/01/36 631
Shenandoah Valley School District General Obligation Unlimited (µ) 935 4.000 08/01/26 1,005
South Wayne County Water and Sewer Authority Revenue Bonds (µ) 1,280 4.000 02/15/32 1,390
South Wayne County Water and Sewer Authority Revenue Bonds (µ) 730 4.000 02/15/34 784
Upper Darby School District General Obligation Limited (µ) 340 4.000 04/01/40 350
Upper Darby School District General Obligation Limited (µ) 250 4.000 04/01/43 255
Upper Merion Area School District General Obligation Limited 250 3.000 01/15/40 235
West Mifflin School District General Obligation Limited (µ) 1,000 5.000 04/01/28 1,117
West Mifflin School District General Obligation Limited (µ) 3,045 4.000 04/01/30 3,236
Westmoreland County Industrial Development Authority Revenue Bonds 80 5.000 07/01/28 88
Westmoreland County Industrial Development Authority Revenue Bonds 210 5.000 07/01/29 234
Westmoreland County Industrial Development Authority Revenue Bonds 60 5.000 07/01/30 66
Wilkes-Barre Finance Authority Revenue Bonds 325 4.000 03/01/42 287
186,939
Puerto Rico - 2.9%
Commonwealth of Puerto Rico General Obligation Unlimited 275 5.250 07/01/23 280
Commonwealth of Puerto Rico General Obligation Unlimited 5,411 5.375 07/01/25 5,667
Commonwealth of Puerto Rico General Obligation Unlimited 15,446 5.625 07/01/27 16,734
Commonwealth of Puerto Rico General Obligation Unlimited 785 Zero coupon 07/01/33 467
Commonwealth of Puerto Rico General Obligation Unlimited 1,500 4.000 07/01/33 1,436
Commonwealth of Puerto Rico General Obligation Unlimited 1,150 4.000 07/01/37 1,074
Commonwealth of Puerto Rico General Obligation Unlimited 1,100 4.000 07/01/41 1,009
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 4,080 5.000 07/01/30 4,287
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,520 5.000 07/01/33 1,586
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 400 5.000 07/01/35 414
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 7,750 5.000 07/01/37 8,044
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 2,000 4.000 07/01/42 1,794
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,250 4.000 07/01/47 1,091
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 450 5.000 07/01/47 455
Puerto Rico Electric Power Authority Revenue Bonds (µ) 385 4.000 07/01/23 385
Puerto Rico Electric Power Authority Revenue Bonds (USD 3 Month LIBOR + 0.520%)
(µ)(Ê) 8,820 1.480 07/01/29 8,219
Puerto Rico Electric Power Authority Revenue Bonds (µ) 230 4.375 07/01/30 230
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 70 5.500 07/01/26 74
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 950 5.000 07/01/27 957
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 320 5.500 07/01/29 334
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 40 5.500 07/01/31 42
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 70 5.250 07/01/32 71
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 515 5.250 07/01/33 526
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 360 5.250 07/01/34 368

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 351
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 1,275 5.250 07/01/35 1,292
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 5,135 5.250 07/01/36 5,234
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 500 4.750 07/01/38 501
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 250 5.250 07/01/38 251
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 250 5.250 07/01/41 252
Puerto Rico Industrial Tourist Educational Medical & Environmental Central Facilities
Financial Authority Revenue Bonds 285 5.000 07/01/30 324
Puerto Rico Industrial Tourist Educational Medical & Environmental Central Facilities
Financial Authority Revenue Bonds 235 4.000 07/01/37 228
Puerto Rico Municipal Finance Agency General Obligation Unlimited (µ) 3,090 5.000 08/01/27 3,132
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,265 2.953 07/01/27 3,598
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 327 3.071 07/01/29 253
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 3,645 3.171 07/01/31 2,550
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 10,399 3.450 07/01/33 6,509
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 9,975 4.500 07/01/34 10,090
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 30,272 4.329 07/01/40 29,969
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 2,525 4.550 07/01/40 2,540
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,750 5.772 07/01/51 377
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 596 5.000 07/01/58 600
123,244
Rhode Island - 0.4%
Providence Public Building Authority Revenue Bonds (µ) 410 5.875 06/15/26 411
Providence Public Building Authority Revenue Bonds (µ) 1,845 4.000 09/15/34 1,958
Providence Public Building Authority Revenue Bonds (µ) 1,900 5.000 09/15/38 2,121
Rhode Island Health & Educational Building Corp. Revenue Bonds 600 5.000 09/01/22 602
Rhode Island Health & Educational Building Corp. Revenue Bonds 200 5.000 08/15/27 227
Rhode Island Health & Educational Building Corp. Revenue Bonds 2,495 5.000 05/15/28 2,637
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,250 5.000 05/15/29 1,314
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 375 5.000 05/15/32 432
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 300 5.000 05/15/33 344
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 1,750 4.000 05/15/34 1,882
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 300 5.000 05/15/36 341
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 520 5.000 10/01/27 585
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 485 5.000 04/01/28 547
State of Rhode Island General Obligation Unlimited 2,000 4.000 04/01/34 2,144
15,545
South Carolina - 0.6%
City of Anderson Water & Sewer Revenue Bonds 950 5.000 07/01/29 1,117
City of Charleston Waterworks & Sewer System Revenue Bonds 2,310 4.000 01/01/29 2,574
Lee County School Facilities, Inc. Revenue Bonds (µ) 1,050 4.000 12/01/27 1,146
Orangeburg County Facilities Corp. Revenue Bonds 1,140 5.000 12/01/27 1,294
Orangeburg County Facilities Corp. Revenue Bonds 1,410 5.000 12/01/28 1,590
Orangeburg County Facilities Corp. Revenue Bonds 1,560 5.000 12/01/30 1,745
Orangeburg County Facilities Corp. Revenue Bonds 1,695 4.000 12/01/32 1,753
Orangeburg County Facilities Corp. Revenue Bonds 1,165 4.000 12/01/33 1,195
South Carolina Economic Development Authority Revenue Bonds (ae) 3,800 5.250 08/01/30 3,938
South Carolina Public Service Authority Revenue Bonds 3,399 4.000 12/01/30 3,634
South Carolina Public Service Authority Revenue Bonds 2,080 5.000 12/01/31 2,244
South Carolina Public Service Authority Revenue Bonds 194 4.000 12/01/34 199
South Carolina Public Service Authority Revenue Bonds 1,750 4.000 12/01/37 1,765
Sumter Two School Facilities, Inc. Revenue Bonds (µ) 1,360 5.000 12/01/26 1,485
Williamsburg County Public Facilities Corp. Revenue Bonds (µ) 500 4.000 06/01/31 533

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
352 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Williamsburg County Public Facilities Corp. Revenue Bonds (µ) 670 4.000 06/01/32 707
26,919
South Dakota - 0.1%
Baltic School District No. 49-1 General Obligation Unlimited (µ) 400 4.500 12/01/42 426
County of Lawrence Certificate of Participation (µ) 700 4.000 12/01/35 754
County of Lawrence Certificate of Participation (µ) 760 4.000 12/01/37 813
County of Lincoln Revenue Bonds 100 4.000 08/01/41 93
South Dakota Conservancy District Revenue Bonds 730 5.000 08/01/32 833
2,919
Tennessee - 0.4%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 600 5.000 10/01/26 620
Chattanooga-Hamilton County Hospital Authority Revenue Bonds 630 5.000 10/01/23 650
Greenville Health & Educational Facilities Board Revenue Bonds 700 4.000 07/01/40 698
Knox County Health Educational & Housing Facility Board Revenue Bonds 1,750 5.000 04/01/29 1,885
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 490 5.000 05/01/24 514
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 400 4.000 10/01/28 402
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 210 4.000 10/01/30 208
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 2,210 5.000 07/01/35 2,369
Tennergy Corp. Natural Gas Revenue Bonds (~)(ae)(Ê) 120 4.000 09/01/28 123
Tennergy Corp. Natural Gas Revenue Bonds (~)(ae)(Ê) 2,440 5.000 02/01/50 2,568
Tennessee Housing Development Agency Revenue Bonds 2,815 4.500 07/01/49 2,930
Tennessee Valley Authority Discount Notes Revenue Bonds 2,750 3.000 01/01/29 2,764
15,731
Texas - 8.7%
Arlington Higher Education Finance Corp. Revenue Bonds 70 4.000 08/15/23 72
Arlington Higher Education Finance Corp. Revenue Bonds 50 5.000 08/15/23 51
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 5.000 08/15/26 1,064
Arlington Higher Education Finance Corp. Revenue Bonds 750 5.000 12/01/27 848
Arlington Higher Education Finance Corp. Revenue Bonds 500 5.000 12/01/28 563
Arlington Higher Education Finance Corp. Revenue Bonds 225 4.000 08/15/32 242
Arlington Higher Education Finance Corp. Revenue Bonds 785 5.000 12/01/33 867
Arlington Higher Education Finance Corp. Revenue Bonds 650 5.000 12/01/34 716
Arlington Higher Education Finance Corp. Revenue Bonds 2,815 4.000 08/15/42 2,876
Austin Community College District Public Facility Corp. Revenue Bonds 1,045 5.000 08/01/23 1,080
Austin Community College District Public Facility Corp. Revenue Bonds 1,115 5.000 08/01/24 1,187
Barbers Hill Independent School District General Obligation Unlimited 1,625 4.000 02/15/41 1,683
Baytown Municipal Development District Revenue Bonds 1,375 5.000 10/01/37 1,567
Baytown Municipal Development District Revenue Bonds 1,440 5.000 10/01/38 1,634
Baytown Municipal Development District Revenue Bonds 1,590 5.000 10/01/40 1,793
Bexar County Health Facilities Development Corp. Revenue Bonds 1,765 4.000 07/15/31 1,696
Bexar County Health Facilities Development Corp. Revenue Bonds 1,430 5.000 07/15/33 1,458
Brazoria County Toll Road Authority Revenue Bonds 225 5.000 03/01/32 250
Brazoria County Toll Road Authority Revenue Bonds 200 5.000 03/01/33 221
Central Texas Regional Mobility Authority Revenue Bonds 2,395 5.000 01/01/27 2,595
Central Texas Regional Mobility Authority Revenue Bonds 1,200 5.000 01/01/35 1,311
Central Texas Regional Mobility Authority Revenue Bonds 900 4.000 01/01/36 920
Central Texas Regional Mobility Authority Revenue Bonds 1,405 5.000 01/01/36 1,517
Central Texas Regional Mobility Authority Revenue Bonds 1,285 5.000 01/01/37 1,411
Central Texas Regional Mobility Authority Revenue Bonds 400 5.000 01/01/38 441
Central Texas Regional Mobility Authority Revenue Bonds 500 5.000 01/01/39 550

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 353
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Central Texas Regional Mobility Authority Revenue Bonds 150 4.000 01/01/40 152
Central Texas Regional Mobility Authority Revenue Bonds 1,490 5.000 01/01/40 1,623
Central Texas Turnpike System Revenue Bonds (µ) 860 1.717 08/15/23 841
Central Texas Turnpike System Revenue Bonds 500 5.000 08/15/23 517
Central Texas Turnpike System Revenue Bonds 500 5.000 08/15/42 513
City of Arlington Special Tax (µ) 1,785 5.000 02/15/34 1,963
City of Arlington Special Tax (µ) 3,795 5.000 02/15/37 4,237
City of Arlington Tax Allocation 275 5.000 08/15/32 303
City of Arlington Tax Allocation 305 5.000 08/15/34 332
City of Arlington Tax Allocation 335 5.000 08/15/36 363
City of Austin Electric Utility Revenue Bonds 2,155 5.000 11/15/39 2,419
City of Celina Special Assessment (Þ) 296 4.375 09/01/27 295
City of Celina Special Assessment (Þ) 125 3.625 09/01/30 117
City of Celina Special Assessment 575 4.800 09/01/37 579
City of Celina Special Assessment (Þ) 230 4.250 09/01/40 216
City of Crandall Special Assessment (Þ) 50 3.375 09/15/26 47
City of Crandall Special Assessment (Þ) 300 4.000 09/15/31 276
City of Dallas Hotel Occupancy Tax Revenue Bonds 1,105 4.000 08/15/29 1,165
City of Dallas Hotel Occupancy Tax Revenue Bonds 1,045 4.000 08/15/30 1,095
City of Dallas Hotel Occupancy Tax Revenue Bonds 1,400 4.000 08/15/31 1,459
City of Donna Revenue Bonds (µ) 1,090 5.000 02/15/31 1,146
City of El Paso Water & Sewer Revenue Bonds 3,030 5.000 03/01/25 3,184
City of Elgin General Obligation Limited (µ) 340 4.000 07/15/28 372
City of Elgin General Obligation Limited (µ) 365 4.000 07/15/30 402
City of Elgin General Obligation Limited (µ) 600 4.000 07/15/32 654
City of Elgin General Obligation Limited (µ) 175 4.000 07/15/34 186
City of Elgin General Obligation Limited (µ) 280 4.000 07/15/37 289
City of Elgin General Obligation Limited (µ) 270 4.000 07/15/39 277
City of Elgin General Obligation Limited (µ) 315 4.000 07/15/40 323
City of Fate Special Assessment (Þ) 265 3.750 08/15/27 261
City of Fort Worth Revenue Bonds 2,050 5.250 03/01/36 2,150
City of Fort Worth Water & Sewer System Revenue Bonds 6,045 3.000 02/15/35 6,022
City of Georgetown Utility System Revenue Bonds (µ) 750 5.000 08/15/29 868
City of Hackberry Revenue Bonds 1,710 4.625 09/01/37 1,720
City of Hackberry Revenue Bonds 1,350 4.500 09/01/38 1,344
City of Haslet Special Assessment (Þ) 347 2.625 09/01/26 322
City of Houston Airport System Revenue Bonds 1,660 5.000 07/01/30 1,885
City of Houston Airport System Revenue Bonds 1,655 5.000 07/01/32 1,851
City of Houston Combined Utility System Revenue Bonds (µ) 5,000 Zero coupon 12/01/28 4,285
City of Houston Hotel Occupancy Tax & Special Revenue Bonds 1,470 5.000 09/01/27 1,578
City of Houston Hotel Occupancy Tax & Special Revenue Bonds 1,240 5.000 09/01/34 1,372
City of Hutto Special Assessment (Þ) 330 2.500 09/01/26 304
City of Justin Special Assessment (Þ) 310 4.125 09/01/23 311
City of Justin Special Assessment (Þ) 910 4.625 09/01/28 932
City of Kyle Special Assessment (Þ) 324 2.750 09/01/26 296
City of Kyle Special Assessment (Þ) 619 3.625 09/01/27 607
City of Kyle Special Assessment (Þ) 501 3.875 09/01/32 480
City of Lavon Special Assessment (µ) 365 3.000 09/15/30 364
City of Lavon Special Assessment (µ) 380 3.000 09/15/31 377
City of Mesquite Special Assessment Revenue Bonds (Þ) 290 4.750 09/01/28 299
City of Mesquite Special Assessment Revenue Bonds (Þ) 595 5.250 09/01/38 615

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
354 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Midlothian Special Assessment (Þ) 280 2.875 09/15/26 262
City of Mission General Obligation Limited (µ) 525 5.000 02/15/27 588
City of Mission General Obligation Limited (µ) 100 5.000 02/15/29 115
City of Pilot Point Special Assessment (Þ) 692 4.875 09/15/27 701
City of Pilot Point Special Assessment (Þ) 500 5.125 09/15/32 513
City of Princeton Special Assessment (Þ) 200 2.750 09/01/25 195
City of Princeton Special Assessment (Þ) 201 3.750 09/01/27 200
City of Princeton Special Assessment (Þ) 485 4.375 09/01/28 493
City of Princeton Special Assessment (Þ) 210 2.875 09/01/31 186
City of Princeton Special Assessment (Þ) 129 3.000 09/01/31 115
City of Princeton Special Assessment (Þ) 280 4.000 09/01/32 273
City of Round Rock Utility System Revenue Bonds 1,000 5.000 08/01/24 1,064
City of San Antonio Electric & Gas Systems Revenue Bonds 4,715 5.000 02/01/26 5,211
City of San Antonio Electric & Gas Systems Revenue Bonds 1,250 5.000 02/01/31 1,462
City of San Antonio Electric & Gas Systems Revenue Bonds (~)(ae)(Ê) 3,835 1.750 02/01/33 3,795
City of San Antonio Electric & Gas Systems Revenue Bonds 1,200 4.000 02/01/34 1,252
City of San Antonio Electric & Gas Systems Revenue Bonds 1,900 5.000 02/01/34 2,187
City of San Antonio Electric & Gas Systems Revenue Bonds 1,190 5.000 02/01/35 1,364
City of Temple Tax Allocation (µ) 225 4.000 08/01/32 243
City of Temple Tax Allocation (µ) 235 4.000 08/01/34 250
City of Temple Tax Allocation (µ) 210 4.000 08/01/35 223
City of Temple Tax Allocation (µ) 200 4.000 08/01/37 212
City of Temple Tax Allocation (µ) 220 4.000 08/01/39 230
City of Temple Tax Allocation (µ) 170 4.000 08/01/41 177
City of Venus Special Assessment (Þ) 250 3.125 09/15/31 221
City of Waxahachie General Obligation Limited 1,560 3.000 08/01/41 1,400
City of Waxahachie Special Assessment (Þ) 430 4.875 08/15/27 437
Clifton Higher Education Finance Corp. Revenue Bonds 425 5.000 08/15/24 452
Clifton Higher Education Finance Corp. Revenue Bonds 375 4.000 08/15/30 411
Clifton Higher Education Finance Corp. Revenue Bonds 170 5.000 08/15/30 200
Clifton Higher Education Finance Corp. Revenue Bonds 100 5.000 08/15/31 119
Clifton Higher Education Finance Corp. Revenue Bonds 365 3.000 08/15/32 367
Clifton Higher Education Finance Corp. Revenue Bonds 255 3.000 08/15/33 253
Clifton Higher Education Finance Corp. Revenue Bonds 555 3.000 08/15/34 548
Clifton Higher Education Finance Corp. Revenue Bonds 400 4.000 08/15/34 432
Clifton Higher Education Finance Corp. Revenue Bonds 675 3.000 08/15/35 660
Clifton Higher Education Finance Corp. Revenue Bonds 325 3.000 08/15/36 316
Clifton Higher Education Finance Corp. Revenue Bonds 1,850 4.000 08/15/36 1,962
Clifton Higher Education Finance Corp. Revenue Bonds 725 3.000 08/15/37 688
Clifton Higher Education Finance Corp. Revenue Bonds 2,000 4.000 08/15/37 2,113
Clifton Higher Education Finance Corp. Revenue Bonds 380 3.000 08/15/38 355
Clifton Higher Education Finance Corp. Revenue Bonds 600 4.000 08/15/38 630
Clifton Higher Education Finance Corp. Revenue Bonds 780 3.000 08/15/39 723
Clifton Higher Education Finance Corp. Revenue Bonds 930 3.000 08/15/40 846
Clifton Higher Education Finance Corp. Revenue Bonds 960 3.000 08/15/41 865
Club Municipal Management District No. 1 Special Assessment (Þ) 200 2.500 09/01/26 186
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/28 29
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/29 29
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/30 29
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/31 29
Conroe Local Government Corp. Revenue Bonds 175 5.000 10/01/32 204

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 355
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/33 29
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/34 29
Conroe Local Government Corp. Revenue Bonds 25 5.000 10/01/35 29
Conroe Local Government Corp. Revenue Bonds 275 5.000 10/01/36 316
Conroe Local Government Corp. Revenue Bonds 100 4.000 10/01/41 104
County of Harris Revenue Bonds (USD 3 Month LIBOR + 0.670%)(µ)(Ê) 8,235 0.933 08/15/35 7,613
County of Kaufman General Obligation Unlimited 500 4.000 02/15/36 524
County of Kaufman General Obligation Unlimited 750 4.000 02/15/37 779
County of Kaufman General Obligation Unlimited 895 4.000 02/15/39 924
Dallas/Fort Worth International Airport Revenue Bonds 2,135 5.000 11/01/24 2,284
Dallas/Fort Worth International Airport Revenue Bonds 1,000 5.000 11/01/25 1,096
Dallas/Fort Worth International Airport Revenue Bonds 5,270 5.000 11/01/26 5,910
Dallas/Fort Worth International Airport Revenue Bonds 3,410 5.000 11/01/27 3,440
Dallas/Fort Worth International Airport Revenue Bonds 1,000 5.250 11/01/28 1,040
Dallas/Fort Worth International Airport Revenue Bonds 2,000 5.250 11/01/29 2,076
Dallas/Fort Worth International Airport Revenue Bonds 1,500 5.250 11/01/30 1,554
Dallas/Fort Worth International Airport Revenue Bonds 2,500 4.000 11/01/35 2,588
Dallas/Fort Worth International Airport Revenue Bonds 1,000 4.000 11/01/39 1,017
Dallas/Fort Worth International Airport Revenue Bonds 3,500 4.000 11/01/41 3,552
Dallas/Fort Worth International Airport Revenue Bonds 3,160 4.000 11/01/45 3,188
Dallas/Fort Worth International Airport Revenue Bonds 5,000 4.000 11/01/46 5,031
Decatur Hospital Authority Revenue Bonds 1,250 5.250 09/01/29 1,302
Decatur Hospital Authority Revenue Bonds 550 5.000 09/01/30 620
Decatur Hospital Authority Revenue Bonds 1,110 5.000 09/01/32 1,234
Edinburg Economic Development Corp. Revenue Bonds 150 3.125 08/15/36 124
Edinburg Economic Development Corp. Revenue Bonds 125 3.250 08/15/41 100
Grand Parkway Transportation Corp. Revenue Bonds 315 5.000 10/01/35 357
Grand Parkway Transportation Corp. Revenue Bonds 250 4.000 10/01/36 263
Grand Parkway Transportation Corp. Revenue Bonds 1,000 4.000 10/01/37 1,043
Grand Parkway Transportation Corp. Revenue Bonds 1,335 4.000 10/01/38 1,379
Greater Texoma Utility Authority Revenue Bonds (µ) 170 5.000 10/01/25 186
Greater Texoma Utility Authority Revenue Bonds (µ) 1,310 5.000 10/01/37 1,511
Gulf Coast Waste Disposal Authority Revenue Bonds (~)(Ê) 6,600 0.220 09/01/25 6,600
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (USD 1
Month LIBOR + 0.650%)(ae)(Ê) 2,450 0.710 07/01/24 2,458
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(ae)(Ê) 3,000 5.000 12/01/24 3,206
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 1,385 6.375 01/01/33 1,398
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 1,000 3.000 10/01/40 901
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 500 4.000 10/01/41 506
Harris County Municipal Utility District No. 82 General Obligation Unlimited (µ) 810 4.000 10/01/24 848
Harris County Toll Road Authority (The) Revenue Bonds 1,500 4.000 08/15/33 1,609
Harris County Toll Road Authority (The) Revenue Bonds 1,000 4.000 08/15/34 1,063
Harris County Toll Road Authority (The) Revenue Bonds 1,000 4.000 08/15/35 1,056
Harris County Toll Road Authority (The) Revenue Bonds 1,375 4.000 08/15/36 1,444
Harris County-Houston Sports Authority Revenue Bonds 1,000 5.000 11/15/26 1,056
Harris County-Houston Sports Authority Revenue Bonds 750 5.000 11/15/27 790
Harris County-Houston Sports Authority Revenue Bonds 1,445 5.000 11/15/28 1,517
Harris County-Houston Sports Authority Revenue Bonds 2,265 5.000 11/15/29 2,366
Harris County-Houston Sports Authority Revenue Bonds 1,495 5.000 11/15/32 1,554
Houston Higher Education Finance Corp. Revenue Bonds 1,600 5.000 08/15/28 1,717
Houston Higher Education Finance Corp. Revenue Bonds 60 3.375 10/01/37 53
Hunt Memorial Hospital District Charitable Health General Obligation Limited 515 5.000 02/15/31 585

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
356 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Hunt Memorial Hospital District Charitable Health General Obligation Limited 1,070 5.000 02/15/32 1,210
Hunt Memorial Hospital District Charitable Health General Obligation Limited 1,125 5.000 02/15/33 1,261
Karnes County Hospital District Revenue Bonds 2,020 5.000 02/01/29 2,075
La Joya Independent School District General Obligation Limited (µ) 600 5.000 02/15/31 666
La Joya Independent School District General Obligation Limited (µ) 735 5.000 02/15/33 813
Lake Houston Redevelopment Authority Revenue Bonds 200 5.000 09/01/27 213
Lake Houston Redevelopment Authority Revenue Bonds 270 5.000 09/01/31 294
Lake Houston Redevelopment Authority Revenue Bonds 250 4.000 09/01/36 245
Lake Houston Redevelopment Authority Revenue Bonds 330 3.000 09/01/38 271
Leander Independent School District General Obligation Unlimited (ae) 625 4.327 08/15/38 291
Leander Independent School District General Obligation Unlimited (ae) 600 4.625 08/15/43 211
Leander Independent School District General Obligation Unlimited (ae) 1,425 4.746 08/15/45 444
Lewisville Independent School District General Obligation Unlimited 1,595 4.000 08/15/36 1,703
Lower Colorado River Authority Revenue Bonds 2,540 5.000 05/15/30 2,652
Lower Colorado River Authority Revenue Bonds 2,000 5.500 05/15/31 2,046
Lubbock Independent School District General Obligation Unlimited 1,000 4.000 02/15/40 1,044
Matagorda County Navigation District No. 1 Revenue Bonds 1,150 2.600 11/01/29 1,068
Mesquite Independent School District General Obligation Unlimited 1,000 4.000 08/15/39 1,056
Midlothian Industrial Development Corp. Revenue Bonds (~)(Ê) 700 0.230 08/01/34 700
Mitchell County Hospital District General Obligation Limited 105 5.250 02/15/30 107
Mitchell County Hospital District General Obligation Limited 55 5.375 02/15/35 56
Montgomery County Toll Road Authority Revenue Bonds 1,650 5.000 09/15/30 1,739
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 180 4.625 04/01/23 184
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 500 4.000 08/15/24 501
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 400 5.000 07/01/26 439
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 665 4.000 08/15/26 661
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 2,000 4.250 10/01/26 2,012
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 535 4.000 08/15/28 526
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 500 5.000 04/01/29 527
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 150 4.000 07/01/31 157
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/31 546
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 730 4.000 08/15/31 702
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 130 4.000 07/01/32 136
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 250 5.000 07/01/32 271
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 300 5.000 07/01/33 325
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,750 5.000 04/01/34 1,844
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,160 5.000 04/01/35 1,262
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/38 535
North East Texas Regional Mobility Authority Revenue Bonds 1,935 5.000 01/01/31 2,035
North Texas Municipal Water District Water System Revenue Bonds 5,125 5.000 09/01/29 6,088
North Texas Tollway Authority Revenue Bonds 3,735 5.000 01/01/23 3,787
North Texas Tollway Authority Revenue Bonds 700 5.000 01/01/25 751
North Texas Tollway Authority Revenue Bonds 3,975 5.000 01/01/29 4,236
North Texas Tollway Authority Revenue Bonds 1,000 5.000 01/01/32 1,099
North Texas Tollway Authority Revenue Bonds 1,000 4.000 01/01/33 1,069
North Texas Tollway Authority Revenue Bonds 1,000 4.000 01/01/34 1,064
North Texas Tollway Authority Revenue Bonds 1,000 4.000 01/01/35 1,054
North Texas Tollway Authority Revenue Bonds 1,350 4.000 01/01/36 1,409
North Texas Tollway Authority Revenue Bonds 1,650 4.000 01/01/37 1,706
North Texas Tollway Authority Revenue Bonds 1,250 4.000 01/01/38 1,284
North Texas Tollway Authority Revenue Bonds 1,475 4.000 01/01/40 1,510

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 357
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Texas Tollway Authority Revenue Bonds 225 4.000 01/01/41 230
Port Arthur Independent School District General Obligation Unlimited (µ) 550 4.000 02/15/34 596
Reagan Hospital District of Reagan County General Obligation Limited 500 5.000 02/01/29 516
Reagan Hospital District of Reagan County General Obligation Limited 2,500 5.000 02/01/34 2,566
Royse City Special Assessment (Þ) 155 3.125 09/15/25 151
Royse City Special Assessment (Þ) 175 4.125 09/15/39 167
Royse City Special Assessment (Þ) 100 4.125 09/15/40 94
San Antonio Water System Revenue Bonds (~)(ae)(Ê) 2,000 2.625 05/01/49 2,029
Southwest Higher Education Authority, Inc. Revenue Bonds 5,000 4.000 10/01/42 5,011
Southwest Houston Redevelopment Authority Tax Allocation (µ) 40 5.000 09/01/27 45
Southwest Houston Redevelopment Authority Tax Allocation (µ) 45 5.000 09/01/29 51
Southwest Houston Redevelopment Authority Tax Allocation (µ) 55 4.000 09/01/32 59
Southwest Houston Redevelopment Authority Tax Allocation (µ) 475 4.000 09/01/33 507
Southwest Houston Redevelopment Authority Tax Allocation (µ) 1,300 5.000 09/01/33 1,433
Southwest Houston Redevelopment Authority Tax Allocation (µ) 55 4.000 09/01/34 58
Southwest Houston Redevelopment Authority Tax Allocation (µ) 250 4.000 09/01/35 260
Southwest Houston Redevelopment Authority Tax Allocation (µ) 85 4.000 09/01/36 88
Southwest Houston Redevelopment Authority Tax Allocation (µ) 800 4.000 09/01/37 830
State of Texas General Obligation Unlimited 1,825 5.000 10/01/26 1,953
Texas Department of Housing & Community Affairs Revenue Bonds 7,670 3.500 07/01/52 7,791
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds 2,565 6.250 12/15/26 2,773
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds (SIFMA Municipal
Swap Index + 0.550%)(Ê) 1,220 0.670 09/15/27 1,199
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds (USD 3 Month
LIBOR + 0.690%)(Ê) 41,000 0.768 09/15/27 39,678
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 1,000 5.000 12/15/22 1,009
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 1,250 5.000 12/15/23 1,287
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 800 5.000 12/15/26 862
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 200 5.000 12/15/28 219
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 5,670 5.000 12/15/32 6,264
Texas Municipal Power Agency Revenue Bonds (µ) 790 3.000 09/01/34 766
Texas Municipal Power Agency Revenue Bonds (µ) 2,900 3.000 09/01/38 2,668
Texas Municipal Power Agency Revenue Bonds (µ) 1,795 3.000 09/01/40 1,608
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,250 4.000 12/31/30 1,292
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 300 5.000 12/31/30 332
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3,000 4.000 06/30/32 3,070
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3,500 5.000 12/31/33 3,798
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3,500 5.000 12/31/34 3,779
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 2,325 5.000 12/31/36 2,497
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 505 4.000 12/31/39 495
Texas Water Development Board Revenue Bonds 475 4.000 10/15/36 502
Texas Water Development Board Revenue Bonds 6,000 5.000 08/01/41 6,949
Town of Flower Mound Special Assessment (Þ) 750 3.250 09/01/31 643
Town of Flower Mound Special Assessment (Þ) 800 3.500 09/01/36 666
Town of Little Elm Special Assessment (Þ) 708 3.125 09/01/41 556
University of Texas Revenue Bonds 1,315 5.000 08/15/26 1,482
Uptown Development Authority Tax Allocation 500 5.000 09/01/31 551
Uptown Development Authority Tax Allocation 50 4.000 09/01/33 50
Uptown Development Authority Tax Allocation 150 3.000 09/01/34 136
Uptown Development Authority Tax Allocation 820 5.000 09/01/35 852
Viridian Municipal Management District General Obligation Unlimited (µ) 995 6.000 12/01/33 1,067
Viridian Municipal Management District Special Assessment 135 3.000 12/01/22 135

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
358 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Viridian Municipal Management District Special Assessment 202 2.375 12/01/25 191
Viridian Municipal Management District Special Assessment 748 3.750 12/01/27 747
Viridian Municipal Management District Special Assessment 2,013 4.125 12/01/37 1,959
Westside 211 Special Improvement District Revenue Bonds 295 2.125 08/15/30 262
Westside 211 Special Improvement District Revenue Bonds 310 3.000 08/15/32 291
Wylie Independent School District General Obligation Unlimited 270 Zero coupon 08/15/36 160
373,100
Utah - 0.8%
City of Lehi Sales Tax Revenue Bonds 500 4.000 06/01/33 535
Intermountain Power Agency Revenue Bonds 1,125 5.000 07/01/29 1,327
Intermountain Power Agency Revenue Bonds 1,250 5.000 07/01/30 1,496
Ogden City School District Municipal Building Authority Revenue Bonds 225 5.000 01/15/28 256
Utah Associated Municipal Power Systems Revenue Bonds 205 5.000 09/01/31 229
Utah Infrastructure Agency Revenue Bonds 100 4.000 10/15/24 104
Utah Infrastructure Agency Revenue Bonds 100 4.000 10/15/25 106
Utah Infrastructure Agency Revenue Bonds 135 5.000 10/15/26 150
Utah Infrastructure Agency Revenue Bonds 1,505 5.000 10/15/27 1,607
Utah Infrastructure Agency Revenue Bonds 130 5.000 10/15/28 148
Utah Infrastructure Agency Revenue Bonds 4,260 5.000 10/15/29 4,470
Utah Infrastructure Agency Revenue Bonds 155 5.000 10/15/30 175
Utah Infrastructure Agency Revenue Bonds 250 4.000 10/15/31 247
Utah Infrastructure Agency Revenue Bonds 1,650 5.000 10/15/32 1,719
Utah Infrastructure Agency Revenue Bonds 1,185 4.000 10/15/33 1,147
Utah Infrastructure Agency Revenue Bonds 1,785 5.250 10/15/33 1,875
Utah Infrastructure Agency Revenue Bonds 380 4.000 10/15/34 364
Utah Infrastructure Agency Revenue Bonds 1,000 5.000 10/15/34 1,035
Utah Infrastructure Agency Revenue Bonds 845 4.000 10/15/36 838
Utah Infrastructure Agency Revenue Bonds 650 4.000 10/15/38 676
Utah Infrastructure Agency Revenue Bonds 1,215 5.000 10/15/40 1,244
Utah Infrastructure Agency Revenue Bonds 795 4.000 10/15/41 815
Utah Infrastructure Agency Revenue Bonds 960 4.000 10/15/44 983
Utah State Charter School Finance Authority Revenue Bonds 275 4.000 10/15/26 294
Utah State Charter School Finance Authority Revenue Bonds 285 4.000 10/15/27 307
Utah State Charter School Finance Authority Revenue Bonds 300 4.000 10/15/28 324
Utah State Charter School Finance Authority Revenue Bonds 310 4.000 10/15/29 336
Utah State Charter School Finance Authority Revenue Bonds 1,020 4.000 04/15/30 1,109
Utah State Charter School Finance Authority Revenue Bonds 525 4.000 04/15/33 558
Utah State Charter School Finance Authority Revenue Bonds 1,215 5.000 10/15/33 1,262
Utah State Charter School Finance Authority Revenue Bonds 460 5.000 04/15/34 514
Utah State Charter School Finance Authority Revenue Bonds 1,110 4.000 04/15/35 1,182
Utah State Charter School Finance Authority Revenue Bonds 1,435 4.000 04/15/40 1,453
Utah Transit Authority Revenue Bonds (µ) 2,000 5.250 06/15/32 2,425
Utah Transit Authority Revenue Bonds 1,860 5.000 12/15/35 2,103
33,413
Vermont - 0.2%
City of Burlington Airport Revenue Bonds (µ) 230 5.000 07/01/24 240
City of Burlington Airport Revenue Bonds 475 5.000 07/01/27 525
City of Burlington Airport Revenue Bonds 400 5.000 07/01/28 446
City of Burlington Electric System Revenue Bonds (µ) 895 5.000 07/01/30 1,051
City of Burlington Electric System Revenue Bonds (µ) 460 5.000 07/01/31 545
City of Burlington Electric System Revenue Bonds (µ) 500 5.000 07/01/32 596
City of Burlington Electric System Revenue Bonds (µ) 350 5.000 07/01/33 416

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 359
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Burlington Electric System Revenue Bonds (µ) 775 5.000 07/01/35 905
Vermont Housing Finance Agency Revenue Bonds 1,466 4.750 11/01/48 1,521
Vermont Municipal Bond Bank Revenue Bonds 1,150 4.000 10/01/31 1,268
7,513
Virgin Islands - 0.7%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 6,000 5.000 10/01/26 6,299
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 14,870 5.000 10/01/27 15,713
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,150 5.000 10/01/28 4,409
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 2,510 5.000 10/01/30 2,681
Virgin Islands Public Finance Authority Revenue Bonds (µ) 715 5.000 10/01/32 723
29,825
Virginia - 1.0%
Ballston Quarter Community Development Authority Tax Allocation 455 5.000 03/01/26 419
Ballston Quarter Community Development Authority Tax Allocation 1,000 5.125 03/01/31 834
Chesapeake Economic Development Authority Pollution Control Revenue Bonds (~)(ae)
(Ê) 300 1.900 02/01/32 300
Chesapeake Hospital Authority Revenue Bonds 800 4.000 07/01/35 813
Chesapeake Hospital Authority Revenue Bonds 775 4.000 07/01/36 786
Chesapeake Hospital Authority Revenue Bonds 1,205 4.000 07/01/37 1,220
City of Newport News General Obligation Unlimited 250 3.000 02/01/30 261
City of Newport News General Obligation Unlimited 250 3.000 02/01/31 261
City of Newport News General Obligation Unlimited 250 4.000 02/01/33 283
County of Fairfax General Obligation Unlimited 175 4.000 10/01/22 176
County of Fairfax Sewer Revenue Bonds 1,000 4.000 07/15/40 1,037
County of Fairfax Sewer Revenue Bonds 1,000 4.000 07/15/41 1,035
County of Fairfax Sewer Revenue Bonds 1,000 4.000 07/15/42 1,032
Fairfax County Industrial Development Authority Revenue Bonds 5,770 4.000 05/15/44 5,780
Farmville Industrial Development Authority Revenue Bonds 1,255 5.000 01/01/32 1,302
Farmville Industrial Development Authority Revenue Bonds 1,315 5.000 01/01/33 1,363
Halifax County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 625 1.650 05/31/24 619
Hampton Roads Transportation Accountability Commission Revenue Bonds 5,000 5.000 07/01/26 5,577
James City County Economic Development Authority Revenue Bonds 45 4.000 12/01/22 45
James City County Economic Development Authority Revenue Bonds 410 4.000 12/01/24 412
James City County Economic Development Authority Revenue Bonds 435 4.000 12/01/26 432
James City County Economic Development Authority Revenue Bonds 460 4.000 12/01/28 450
James City County Economic Development Authority Revenue Bonds 225 4.000 12/01/30 215
James City County Economic Development Authority Revenue Bonds 500 4.000 12/01/35 453
Louisa Industrial Development Authority Pollution Control Revenue Bonds (~)(ae)(Ê) 175 1.900 11/01/35 175
Norfolk Airport Authority Revenue Bonds 650 4.000 07/01/23 663
Norfolk Airport Authority Revenue Bonds 380 4.000 07/01/25 400
Peninsula Ports Authority Revenue Bonds (~)(ae)(Ê) 350 1.700 10/01/33 350
Rockingham County Economic Development Authority Revenue Bonds 1,045 4.000 12/01/29 1,091
Rockingham County Economic Development Authority Revenue Bonds 1,085 4.000 12/01/30 1,125
Rockingham County Economic Development Authority Revenue Bonds 1,135 4.000 12/01/31 1,171
Salem Economic Development Authority Revenue Bonds 45 5.000 04/01/26 48
Salem Economic Development Authority Revenue Bonds 45 5.000 04/01/27 49
Salem Economic Development Authority Revenue Bonds 50 5.000 04/01/28 55
Salem Economic Development Authority Revenue Bonds 55 5.000 04/01/29 61
Salem Economic Development Authority Revenue Bonds 45 5.000 04/01/30 50
Salem Economic Development Authority Revenue Bonds 90 5.000 04/01/31 100
Salem Economic Development Authority Revenue Bonds 35 5.000 04/01/32 39
Salem Economic Development Authority Revenue Bonds 80 5.000 04/01/33 88

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
360 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Salem Economic Development Authority Revenue Bonds 50 5.000 04/01/34 55
Salem Economic Development Authority Revenue Bonds 110 5.000 04/01/35 120
Salem Economic Development Authority Revenue Bonds 55 5.000 04/01/36 60
Salem Economic Development Authority Revenue Bonds 125 5.000 04/01/37 136
Salem Economic Development Authority Revenue Bonds 55 4.000 04/01/39 55
Salem Economic Development Authority Revenue Bonds 35 4.000 04/01/40 35
Spotsylvania County Economic Development Authority Revenue Bonds 2,960 5.000 06/01/26 3,293
Spotsylvania County Economic Development Authority Revenue Bonds 2,000 5.000 06/01/27 2,276
Virginia College Building Authority Revenue Bonds 125 5.000 06/01/23 128
Virginia College Building Authority Revenue Bonds 25 5.000 06/01/28 27
Virginia College Building Authority Revenue Bonds 50 5.000 06/01/29 55
Virginia College Building Authority Revenue Bonds 50 5.000 06/01/30 55
Virginia College Building Authority Revenue Bonds 200 5.000 06/01/31 222
Virginia College Building Authority Revenue Bonds 125 4.000 06/01/36 123
Virginia Housing Development Authority Revenue Bonds 1,510 3.100 12/01/45 1,351
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 01/01/33 1,100
Virginia Small Business Financing Authority Revenue Bonds 500 4.000 12/01/36 493
Virginia Small Business Financing Authority Revenue Bonds 1,400 4.000 01/01/45 1,358
York County Economic Development Authority Pollution Control Revenue Bonds (~)(ae)
(Ê) 550 1.900 05/01/33 548
42,060
Washington - 1.8%
City of Seattle Drainage & Wastewater Revenue Bonds 1,625 4.000 07/01/35 1,719
City of Seattle Drainage & Wastewater Revenue Bonds 375 4.000 09/01/36 405
City of Seattle Drainage & Wastewater Revenue Bonds 425 4.000 09/01/37 455
City of Seattle Municipal Light & Power Revenue Bonds 1,360 4.000 07/01/36 1,440
City of Seattle Municipal Light & Power Revenue Bonds 220 4.000 07/01/37 231
County of King Sewer Revenue Bonds (SIFMA Municipal Swap Index + 0.230%)(ae)(Ê) 14,275 1.560 01/01/27 13,986
County of King Sewer Revenue Bonds 3,085 5.000 01/01/28 3,130
Energy Northwest Revenue Bonds 1,170 4.000 07/01/42 1,190
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds 1,000 4.500 09/01/22 1,003
King County School District No. 414 Lake Washington General Obligation Unlimited 650 5.000 12/01/34 734
Klickitat County Public Utility District No. 1 Revenue Bonds (µ) 830 5.000 12/01/30 977
Klickitat County Public Utility District No. 1 Revenue Bonds (µ) 900 5.000 12/01/31 1,054
Port of Seattle Revenue Bonds 1,285 5.000 03/01/23 1,310
Port of Seattle Revenue Bonds 2,480 5.000 08/01/30 2,483
Spokane Public Facilities District Revenue Bonds 970 5.000 12/01/34 1,044
State of Washington General Obligation Unlimited 7,835 5.000 02/01/25 8,475
State of Washington General Obligation Unlimited 625 5.000 07/01/25 664
State of Washington General Obligation Unlimited 5,125 5.000 02/01/26 5,684
State of Washington General Obligation Unlimited 2,550 4.000 07/01/26 2,762
State of Washington General Obligation Unlimited 2,490 5.000 08/01/36 2,906
State of Washington General Obligation Unlimited 1,000 5.000 08/01/37 1,138
State of Washington General Obligation Unlimited 4,975 5.000 06/01/40 5,690
University of Washington Revenue Bonds (~)(ae)(Ê) 2,500 4.000 08/01/27 2,708
Washington Health Care Facilities Authority Revenue Bonds 1,300 5.000 08/01/25 1,387
Washington Health Care Facilities Authority Revenue Bonds 2,300 5.000 08/15/29 2,495
Washington Health Care Facilities Authority Revenue Bonds 700 5.000 07/01/30 728
Washington Health Care Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,500 4.000 10/01/30 1,613
Washington Health Care Facilities Authority Revenue Bonds 1,625 5.000 10/01/38 1,793
Washington Health Care Facilities Authority Revenue Bonds 1,000 5.000 08/01/39 1,074
Washington Higher Education Facilities Authority Revenue Bonds 510 5.000 10/01/27 562

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 361
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Washington Higher Education Facilities Authority Revenue Bonds 625 5.000 10/01/31 699
Washington Higher Education Facilities Authority Revenue Bonds 375 4.000 10/01/35 377
Washington State Convention Center Public Facilities District Revenue Bonds 1,385 4.000 07/01/37 1,379
Washington State Housing Finance Commission Revenue Bonds (Þ) 1,625 2.125 07/01/27 1,508
Washington State Housing Finance Commission Revenue Bonds 1,905 4.000 12/01/48 1,954
76,757
West Virginia - 0.3%
State of West Virginia General Obligation Unlimited 855 5.000 06/01/35 976
State of West Virginia General Obligation Unlimited 1,600 5.000 12/01/36 1,824
West Virginia Hospital Finance Authority Revenue Bonds 2,380 5.000 01/01/28 2,631
West Virginia Hospital Finance Authority Revenue Bonds 425 5.000 09/01/29 475
West Virginia Hospital Finance Authority Revenue Bonds 480 5.000 09/01/30 529
West Virginia Hospital Finance Authority Revenue Bonds 400 5.000 09/01/31 438
West Virginia Hospital Finance Authority Revenue Bonds 300 5.000 09/01/32 327
West Virginia Hospital Finance Authority Revenue Bonds 230 5.000 01/01/33 246
West Virginia Hospital Finance Authority Revenue Bonds 270 5.000 01/01/34 288
West Virginia Hospital Finance Authority Revenue Bonds 325 5.000 01/01/35 346
West Virginia Hospital Finance Authority Revenue Bonds 670 5.000 01/01/36 712
West Virginia Hospital Finance Authority Revenue Bonds 3,195 5.000 09/01/38 3,431
West Virginia Parkways Authority Revenue Bonds 2,000 5.000 06/01/38 2,333
14,556
Wisconsin - 1.1%
City of Racine Waterworks System Revenue Bonds (µ) 785 5.000 09/01/28 897
City of Racine Waterworks System Revenue Bonds (µ) 1,170 5.000 09/01/29 1,329
City of Racine Waterworks System Revenue Bonds (µ) 1,590 4.000 09/01/37 1,635
Public Finance Authority Revenue Bonds (Þ) 480 4.000 03/01/23 481
Public Finance Authority Revenue Bonds 295 5.000 10/01/24 308
Public Finance Authority Revenue Bonds (Þ) 535 4.000 03/01/25 537
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/26 32
Public Finance Authority Revenue Bonds 125 3.000 12/01/26 125
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/27 32
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/28 32
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/29 32
Public Finance Authority Revenue Bonds (Þ) 1,250 5.125 11/15/29 1,268
Public Finance Authority Revenue Bonds 860 4.000 01/01/30 873
Public Finance Authority Revenue Bonds (Þ) 450 4.000 06/15/30 432
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/30 37
Public Finance Authority Revenue Bonds (~)(ae)(Ê) 700 4.000 10/01/30 755
Public Finance Authority Revenue Bonds (µ) 45 4.000 07/01/31 47
Public Finance Authority Revenue Bonds 450 4.000 12/01/31 460
Public Finance Authority Revenue Bonds (Þ) 850 4.000 04/01/32 839
Public Finance Authority Revenue Bonds (Þ) 455 4.000 06/15/32 429
Public Finance Authority Revenue Bonds (µ) 55 4.000 07/01/32 57
Public Finance Authority Revenue Bonds (µ) 25 4.000 07/01/33 26
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/34 21
Public Finance Authority Revenue Bonds (Þ) 170 4.500 01/01/35 159
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/35 21
Public Finance Authority Revenue Bonds 335 5.000 07/01/35 365
Public Finance Authority Revenue Bonds (Þ) 240 5.000 12/01/35 245
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/36 31
Public Finance Authority Revenue Bonds 40 5.000 07/01/36 43
Public Finance Authority Revenue Bonds (µ) 280 4.000 07/01/37 287

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
362 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds 310 5.000 07/01/37 336
Public Finance Authority Revenue Bonds 600 4.000 11/15/37 592
Public Finance Authority Revenue Bonds (µ) 335 4.000 07/01/38 342
Public Finance Authority Revenue Bonds 40 5.000 07/01/38 43
Public Finance Authority Revenue Bonds (µ) 335 4.000 07/01/39 342
Public Finance Authority Revenue Bonds 40 5.000 07/01/39 43
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/40 36
Public Finance Authority Revenue Bonds 40 5.000 07/01/40 43
Public Finance Authority Revenue Bonds 125 4.000 07/01/41 112
Public Finance Authority Revenue Bonds 40 5.000 07/01/41 43
Public Finance Authority Revenue Bonds 2,000 4.000 12/01/41 1,963
Public Finance Authority Revenue Bonds (Þ) 750 4.000 06/15/42 658
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Revenue Bonds (ae) 5,000 5.000 06/01/26 5,298
State of Wisconsin General Obligation Unlimited 3,590 4.000 05/01/41 3,696
Village of Mount Pleasant Revenue Bonds (µ) 1,875 3.000 03/01/27 1,903
Wisconsin Health & Educational Facilities Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.180%)(ae)(Ê) 400 1.510 01/01/26 400
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 03/15/30 50
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,600 5.000 02/15/32 1,825
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,000 5.000 02/15/33 1,134
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 02/15/34 1,554
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 02/15/35 1,545
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,590 4.000 02/15/36 1,628
Wisconsin Health & Educational Facilities Authority Revenue Bonds 130 4.000 09/15/36 125
Wisconsin Health & Educational Facilities Authority Revenue Bonds 640 5.000 07/01/38 670
Wisconsin Health & Educational Facilities Authority Revenue Bonds 135 4.000 09/15/41 127
Wisconsin Health & Educational Facilities Authority Revenue Bonds 125 4.000 09/15/45 114
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 6,575 0.200 02/15/50 6,575
Wisconsin Health & Educational Facilities Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.650%)(ae)(Ê) 4,150 1.110 08/15/54 4,133
Wisconsin Housing & Economic Development Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.150%)(ae)(Ê) 1,000 1.480 12/02/24 992
48,157
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds 4,010 3.625 07/15/39 3,908
University of Wyoming Revenue Bonds (µ) 750 4.000 06/01/42 764
4,672
Total Municipal Bonds
(cost $4,351,441) 4,199,453
Short-Term Investments - 1.7%
U.S. Cash Management Fund (@) 74,997,090 (∞) 74,967
Total Short-Term Investments
(cost $74,967) 74,967
Total Investments - 99.2%
(identified cost $4,426,408) 4,274,420
Other Assets and Liabilities, Net - 0.8%
33,738
Net Assets - 100.0%
4,308,158

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 363
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.4%
Arizona Industrial Development Authority Revenue Bonds 04/15/21 265,000 102 .40 271
232
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100 .00 1,250
1,247
Artisan Lakes East Community Development District Special Assessment 06/17/21 385,000 100 .00 385
357
Astonia Community Development District Special Assessment 07/09/21 165,000 100 .00 165
156
Astonia Community Development District Special Assessment 07/09/21 250,000 100 .00 250
224
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 1,680,000 90 .36 1,518
1,581
Atlanta Urban Redevelopment Agency Revenue Bonds 05/11/22 1,355,000 95 .70 1,297
1,340
California Health Facilities Financing Authority Revenue Bonds 05/27/21 875,000 100 .00 875
829
California School Finance Authority Revenue Bonds 04/29/21 260,000 101 .16 263
257
California School Finance Authority Revenue Bonds 04/29/21 295,000 102 .52 302
279
California School Finance Authority Revenue Bonds 04/29/21 215,000 107 .13 230
199
California School Finance Authority Revenue Bonds 07/16/21 500,000 116 .71 584
475
California School Finance Authority Revenue Bonds 07/21/21 100,000 116 .49 116
102
California School Finance Authority Revenue Bonds 07/29/21 525,000 113 .82 598
538
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 103 .15 1,032
1,052
California School Finance Authority Revenue Bonds 06/28/22 830,000 87 .29 724
756
California Statewide Communities Development Authority Revenue Bonds 02/12/14 3,125,000 106 .06 3,314
3,231
California Statewide Communities Development Authority Revenue Bonds 09/22/17 2,630,000 99 .34 2,613
2,629
California Statewide Communities Development Authority Revenue Bonds 08/08/18 350,000 106 .83 374
374
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 120,000 100 .00 120
112
Capital Trust Agency, Inc. Revenue Bonds 08/10/20 500,000 98 .53 493
493
Capital Trust Agency, Inc. Revenue Bonds 12/03/20 1,000,000 106 .10 1,061
1,006
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 109 .95 110
84
Chapel Crossings Community Development District Special Assessment 11/18/20 100,000 100 .00 100
91
Chester County Industrial Development Authority Special Assessment 08/16/18 227,000 99 .39 226
229
Chicago Board of Education General Obligation Unlimited 07/11/17 5,000,000 94 .32 4,716
5,732
City of Celina Special Assessment 08/12/20 230,000 100 .00 230
216
City of Celina Special Assessment 08/12/20 125,000 100 .00 125
117
City of Celina Special Assessment 04/13/22 296,000 100 .00 296
295
City of Chicago Special Assessment Revenue Bonds 02/16/22 300,000 100 .00 300
277
City of Chicago Special Assessment Revenue Bonds 02/16/22 375,000 100 .00 375
347
City of Chicago Special Assessment Revenue Bonds 02/16/22 325,000 100 .00 325
304
City of Chicago Special Assessment Revenue Bonds 02/16/22 350,000 100 .00 350
326
City of Crandall Special Assessment 06/08/21 300,000 100 .00 300
276
City of Crandall Special Assessment 06/08/21 50,000 100 .00 50
47
City of Fate Special Assessment 04/05/22 265,000 100 .00 265
261
City of Fort Lauderdale Special Assessment 02/11/22 1,625,000 104 .52 1,698
1,458
City of Fort Lauderdale Special Assessment 02/11/22 1,000,000 105 .55 1,056
928
City of Fort Lauderdale Special Assessment 02/11/22 1,450,000 106 .66 1,547
1,379
City of Fort Lauderdale Special Assessment 02/11/22 220,000 115 .02 253
234
City of Fort Lauderdale Special Assessment 02/11/22 230,000 116 .28 267
242
City of Fort Lauderdale Special Assessment 02/11/22 240,000 117 .50 282
253
City of Fort Lauderdale Special Assessment 02/11/22 255,000 118 .54 302
269
City of Haslet Special Assessment 10/19/21 347,000 100 .00 347
322
City of Hutto Special Assessment 10/22/21 330,000 100 .00 330
304
City of Justin Special Assessment 03/27/18 310,000 100 .00 310
311
City of Justin Special Assessment 03/27/18 910,000 100 .00 910
932
City of Kyle Special Assessment 10/20/21 324,000 100 .00 324
296
City of Kyle Special Assessment 03/23/22 619,000 100 .00 619
607
City of Kyle Special Assessment 03/23/22 501,000 100 .00 501
480
City of Mesquite Special Assessment Revenue Bonds 09/05/18 290,000 100 .00 290
299
City of Mesquite Special Assessment Revenue Bonds 09/05/18 595,000 100 .00 595
615
City of Midlothian Special Assessment 03/24/21 280,000 100 .00 280
262
City of Pilot Point Special Assessment 05/13/22 692,000 100 .00 692
701
City of Pilot Point Special Assessment 05/13/22 500,000 100 .00 500
513
City of Princeton Special Assessment 04/24/18 485,000 100 .00 485
493
City of Princeton Special Assessment 10/02/20 200,000 101 .20 202
195

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
364 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Princeton Special Assessment 05/25/21 129,000 100 .00 129
115
City of Princeton Special Assessment 09/28/21 210,000 100 .00 210
186
City of Princeton Special Assessment 03/29/22 280,000 100 .00 280
273
City of Princeton Special Assessment 03/29/22 201,000 100 .00 201
200
City of Scranton General Obligation Unlimited 08/30/17 1,925,000 100 .16 1,928
1,929
City of Sparks Tourism Improvement District 1 Revenue Bonds 12/11/19 925,000 100 .00 925
903
City of Venus Special Assessment 11/09/21 250,000 99 .56 249
221
City of Waxahachie Special Assessment 05/17/22 430,000 100 .00 430
437
Club Municipal Management District No. 1 Special Assessment 12/01/21 200,000 100 .00 200
186
Cobblestone Community Development District Special Assessment 03/11/22 235,000 99 .51 234
218
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 100 .00 100
98
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 100 .00 100
98
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 106 .84 107
105
Cordova Palms Community Development District Special Assessment 12/13/21 170,000 100 .00 170
159
Cordova Palms Community Development District Special Assessment 12/13/21 245,000 99 .77 244
214
Corkscrew Farms Community Development District Special Assessment 12/13/17 155,000 100 .00 155
157
Corkscrew Farms Community Development District Special Assessment 12/13/17 25,000 100 .00 25
25
County of Gallatin Revenue Bonds 12/09/21 1,850,000 105 .23 1,947
1,653
County of Gallatin Revenue Bonds 12/09/21 1,350,000 106 .21 1,434
1,260
Cypress Bluff Community Development District Special Assessment 08/19/20 800,000 99 .41 795
698
Dauphin County General Authority Revenue Bonds 07/13/17 880,000 99 .99 880
881
Dauphin County General Authority Revenue Bonds 12/21/20 700,000 100 .00 700
701
Denver Health & Hospital Authority Revenue Bonds 11/14/17 1,000,000 110 .20 1,102
1,063
Denver Urban Renewal Authority Tax Allocation 10/11/18 1,255,000 99 .21 1,249
1,296
District of Columbia Revenue Bonds 01/29/21 250,000 113 .59 284
257
Downtown Doral South Community Development District Special Assessment 09/10/18 210,000 100 .00 210
210
DW Bayview Community Development District Special Assessment 02/05/21 60,000 100 .00 60
53
DW Bayview Community Development District Special Assessment 02/05/21 40,000 100 .00 40
37
Eagle Pointe Community Development District Special Assessment 07/15/20 60,000 99 .44 60
56
Eagle Pointe Community Development District Special Assessment 07/15/20 25,000 99 .87 25
25
East Bonita Beach Road Community Development District Special Assessment 08/29/18 45,000 100 .00 45
45
East Bonita Beach Road Community Development District Special Assessment 08/29/18 340,000 99 .84 339
345
Enbrook Community Development District Special Assessment 10/06/20 155,000 100 .00 155
149
Entrada Community Development District Special Assessment 09/23/21 370,000 99 .49 368
323
Fiddlers Business Improvement District General Obligation Unlimited 05/13/22 1,250,000 100 .68 1,259
1,315
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 106 .57 107
102
Florida Development Finance Corp. Revenue Bonds 06/20/19 125,000 111 .69 140
130
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 112 .59 113
105
Florida Development Finance Corp. Revenue Bonds 10/21/20 225,000 102 .91 232
229
Florida Development Finance Corp. Revenue Bonds 07/23/21 610,000 100 .00 610
566
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 110 .58 111
98
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 800,000 100 .44 803
793
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 150,000 100 .68 151
150
Harmony West Community Development District Special Assessment 06/19/18 620,000 100 .00 620
632
Harmony West Community Development District Special Assessment 06/19/18 420,000 100 .00 420
432
Harmony West Community Development District Special Assessment 06/19/18 130,000 100 .00 130
131
Hills Minneola Community Development District Special Assessment 07/16/20 140,000 100 .00 140
130
Hills Minneola Community Development District Special Assessment 07/16/20 135,000 100 .00 135
131
Illinois Finance Authority Revenue Bonds 07/01/21 300,000 112 .47 337
295
Illinois Finance Authority Revenue Bonds 07/01/21 890,000 113 .19 1,007
837
Illinois Finance Authority Revenue Bonds 07/01/21 500,000 113 .43 567
488
Illinois Finance Authority Revenue Bonds 07/01/21 440,000 113 .70 500
417
Illinois Finance Authority Revenue Bonds 07/01/21 340,000 114 .03 388
324
Illinois Finance Authority Revenue Bonds 12/16/21 180,000 113 .89 205
173
Juban Trails Community Development District Special Assessment 03/03/22 290,000 100 .00 290
263
Juban Trails Community Development District Special Assessment 03/03/22 100,000 100 .00 100
94
K-Bar Ranch II Community Development District Special Assessment 12/19/17 345,000 100 .00 345
346
Lakewood Ranch Stewardship District Special Assessment 09/18/20 310,000 99 .90 310
282

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 365
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Lakewood Ranch Stewardship District Special Assessment 10/08/20 100,000 100 .00 100
91
Lakewood Ranch Stewardship District Special Assessment 10/08/20 100,000 99 .84 100
96
Main Street Natural Gas, Inc. Revenue Bonds 01/20/22 1,815,000 102 .38 1,858
1,831
Maricopa County Industrial Development Authority Revenue Bonds 09/23/21 515,000 110 .87 568
455
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 106 .61 107
89
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 215,000 100 .00 215
217
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 300,000 102 .60 308
327
McJunkin Parkland Community Development District Special Assessment 11/01/18 520,000 100 .00 520
539
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 111 .42 111
107
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 112 .82 113
109
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 114 .14 114
109
Mississippi Development Bank Revenue Bonds 10/01/21 125,000 115 .17 144
137
Mississippi Development Bank Revenue Bonds 10/01/21 175,000 116 .19 203
193
Naples Reserve Community Development District Special Assessment 05/10/18 535,000 99 .54 533
548
Nevada Department of Business & Industry Revenue Bonds 08/31/17 340,000 104 .45 355
349
Nevada Department of Business & Industry Revenue Bonds 04/06/18 585,000 100 .00 585
592
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 500,000 105 .10 525
501
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 665,000 108 .73 723
661
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 535,000 111 .08 594
526
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 730,000 114 .23 834
702
New York Liberty Development Corp. Revenue Bonds 07/13/20 1,145,000 101 .48 1,162
1,152
Oregon State Facilities Authority Revenue Bonds 10/10/17 750,000 104 .86 786
743
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 305,000 108 .13 330
315
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 660,000 111 .93 738
686
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 440,000 112 .95 496
456
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 415,000 113 .45 471
433
Pine Isle Community Development District Special Assessment 11/04/21 100,000 100 .00 100
88
Pine Isle Community Development District Special Assessment 01/18/22 300,000 100 .00 300
277
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 100,000 100 .29 100
91
Public Finance Authority Revenue Bonds 06/25/14 1,250,000 98 .65 1,233
1,268
Public Finance Authority Revenue Bonds 07/17/20 170,000 100 .00 170
159
Public Finance Authority Revenue Bonds 12/03/20 240,000 112 .06 269
245
Public Finance Authority Revenue Bonds 11/18/21 480,000 101 .37 487
481
Public Finance Authority Revenue Bonds 11/18/21 535,000 105 .32 563
537
Public Finance Authority Revenue Bonds 01/21/22 850,000 107 .76 916
839
Public Finance Authority Revenue Bonds 02/02/22 750,000 103 .68 778
658
Public Finance Authority Revenue Bonds 02/02/22 455,000 104 .89 477
429
Public Finance Authority Revenue Bonds 02/02/22 450,000 105 .23 474
432
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 09/27/21 1,520,000 116 .54 1,708
1,586
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 11/16/21 7,750,000 122 .43 9,489
8,044
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/11/22 450,000 117 .82 530
455
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/13/22 400,000 120 .79 483
414
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 04/11/22 4,080,000 108 .06 4,409
4,287
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 05/09/22 2,000,000 91 .25 1,825
1,794
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 06/22/22 1,250,000 84 .71 1,059
1,091
Rivers Edge III Community Development District Special Assessment 04/07/21 300,000 99 .54 299
265
Rivers Edge III Community Development District Special Assessment 04/07/21 210,000 99 .75 209
196
Royse City Special Assessment 06/30/20 175,000 102 .77 180
167
Royse City Special Assessment 07/15/20 155,000 100 .00 155
151
Royse City Special Assessment 07/15/20 100,000 100 .00 100
94
Sherwood Manor Community Development District Special Assessment 09/13/18 550,000 99 .24 546
562
Stonewater Community Development District Special Assessment 10/13/21 275,000 100 .00 275
254
Summerstone Community Development District Special Assessment 09/09/21 235,000 100 .00 235
218
Timber Creek Community Development District Special Assessment 06/20/18 535,000 100 .00 535
546
Timber Creek Community Development District Special Assessment 06/20/18 130,000 100 .00 130
131
Timber Creek Community Development District Special Assessment 06/20/18 400,000 99 .84 399
410
Town of Flower Mound Special Assessment 02/09/21 750,000 100 .00 750
643
Town of Flower Mound Special Assessment 02/09/21 800,000 100 .00 800
666

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
366 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Town of Little Elm Special Assessment 12/08/21 708,000 100 .00 708
556
Triple Creek Community Development District Special Assessment 11/23/21 450,000 100 .00 450
391
Union Park East Community Development District Special Assessment 01/12/22 170,000 100 .14 170
158
Veranda Community Development District II Special Assessment 02/24/21 35,000 100 .00 35
33
Veranda Community Development District II Special Assessment 02/24/21 55,000 100 .00 55
49
Village Community Development District No. 12 Special Assessment 03/16/18 1,430,000 100 .00 1,430
1,437
Washington State Housing Finance Commission Revenue Bonds 09/10/21 1,625,000 100 .00 1,626
1,508
West Port Community Development District Special Assessment 07/27/22 200,000 100 .00 200
200
Westchester County Local Development Corp. Revenue Bonds 10/28/21 1,500,000 100 .00 1,500 1,423
105,400
For a description of restricted securities see note 5 in the Notes to Quarterly Report
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 5 Year Treasury Note Futures 950 USD 108,040 09/22
(225)
United States 10 Year Treasury Note Futures 905 USD 109,632 09/22
(942)
United States 10 Year Ultra Treasury Note Futures 1,371 USD 179,944 09/22
(4,001)
United States Treasury Ultra Bond Futures 23 USD 3,641 09/22 (14)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (5,182)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Municipal Bonds
Alabama $ — $ 85,267 $ — $ — $ 85,267
Alaska — 16,682 — — 16,682
Arizona — 69,412 — — 69,412
Arkansas — 12,892 — — 12,892
California — 383,218 — — 383,218
Colorado — 112,998 — — 112,998
Connecticut — 82,158 — — 82,158
Delaware — 9,172 — — 9,172
District of Columbia — 37,472 — — 37,472
Florida — 294,311 — — 294,311
Georgia — 76,311 — — 76,311
Guam — 52,989 — — 52,989
Hawaii — 14,583 — — 14,583
Idaho — 17,099 — — 17,099
Illinois — 573,355 — — 573,355

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 367
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Indiana — 20,441 — — 20,441
Iowa — 31,142 — — 31,142
Kansas — 14,049 — — 14,049
Kentucky — 34,520 — — 34,520
Louisiana — 107,538 — — 107,538
Maine — 6,236 — — 6,236
Maryland — 72,790 — — 72,790
Massachusetts — 36,486 — — 36,486
Michigan — 129,069 — — 129,069
Minnesota — 18,257 — — 18,257
Mississippi — 57,466 — — 57,466
Missouri — 24,173 — — 24,173
Montana — 9,524 — — 9,524
Nebraska — 13,087 — — 13,087
Nevada — 40,233 — — 40,233
New Hampshire — 19,039 — — 19,039
New Jersey — 148,646 — — 148,646
New Mexico — 11,759 — — 11,759
New York — 419,821 — — 419,821
North Carolina — 28,032 — — 28,032
North Dakota — 8,367 — — 8,367
Ohio — 80,579 — — 80,579
Oklahoma — 16,317 — — 16,317
Oregon — 12,613 — — 12,613
Pennsylvania — 186,939 — — 186,939
Puerto Rico — 123,244 — — 123,244
Rhode Island — 15,545 — — 15,545
South Carolina — 26,919 — — 26,919
South Dakota — 2,919 — — 2,919
Tennessee — 15,731 — — 15,731
Texas — 373,100 — — 373,100
Utah — 33,413 — — 33,413
Vermont — 7,513 — — 7,513
Virgin Islands — 29,825 — — 29,825
Virginia — 42,060 — — 42,060
Washington — 76,757 — — 76,757
West Virginia — 14,556 — — 14,556
Wisconsin — 48,157 — — 48,157
Wyoming — 4,672 — — 4,672
Short-Term Investments — — — 74,967 74,967
Total Investments
— 4,199,453 — 74,967 4,274,420

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
368 Tax-Exempt Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Other Financial Instruments
T
Liabilities
Futures Contracts (5,182) — — — (5,182)
Total Other Financial Instruments
*
$ (5,182) $ — $ — $ — $ (5,182)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2022, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 369
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.5%
Australia - 9.3%
APA Group 23,632 193
Atlas Arteria, Ltd. 310,592 1,689
Aurizon Holdings, Ltd. 200,052 563
Cleanaway Waste Management, Ltd.(Æ) 63,734 122
NEXTDC, Ltd.(Æ) 6,521 54
Qube Holdings, Ltd. 263,765 510
Transurban Group - ADR(Æ) 468,723 4,765
7,896
Austria - 0.0%
Flughafen Wien AG(Æ) 189 6
Belgium - 0.1%
Elia System Operator SA 381 58
Brazil - 0.5%
CCR SA 110,700 278
Equatorial Energia SA 13,181 63
Santos Brasil Participacoes SA 92,200 116
457
Canada - 9.3%
AltaGas , Ltd. - ADR 14,215 317
Brookfield Infrastructure Corp. Class A 5,174 237
Canadian Pacific Railway, Ltd. 596 47
Emera , Inc. 8,214 389
Enbridge, Inc. 69,519 3,123
Fortis, Inc. 1,421 67
Gibson Energy, Inc. 910 19
Keyera Corp. 7,860 204
Pembina Pipeline Corp. 41,881 1,599
TC Energy Corp.(Æ) 35,137 1,873
7,875
China - 1.9%
China Gas Holdings, Ltd. 157,421 243
China Merchants Port Holdings Co., Ltd. 147,089 238
China Resources Gas Group, Ltd. 5,542 23
COSCO SHIPPING Ports, Ltd. 314,000 235
ENN Energy Holdings, Ltd. 9,518 156
Guangdong Investment, Ltd. 213,342 208
Jiangsu Expressway Co., Ltd. Class H 462,685 404
Zhejiang Expressway Co., Ltd. Class H 112,000 90
1,597
Denmark - 0.9%
Orsted A/S Class A(Þ) 6,519 758
France - 6.8%
Aeroports de Paris(Æ) 5,633 777
Eiffage SA 2,043 192
Engie SA 10,789 134
Getlink SE 129,581 2,592
Rubis SCA 17,122 419
SES SA 14,081 106
Veolia Environnement SA 3,840 96
Vinci SA 14,934 1,433
5,749
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Germany - 0.8%
E.ON SE 20,706 186
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 4,958 226
RWE AG 5,632 232
644
Hong Kong - 0.3%
CK Infrastructure Holdings, Ltd. 21,964 138
HKBN, Ltd. 35,000 39
Hong Kong & China Gas Co., Ltd. 66,000 69
246
Italy - 4.1%
Atlantia SpA 79,533 1,836
Enav SpA (Þ) 15,987 70
Enel SpA 89,769 454
Hera SpA 48,129 138
Infrastrutture Wireless Italiane SpA (Þ) 49,092 515
Snam Rete Gas SpA 31,683 159
Terna Rete Elettrica Nazionale SpA 41,212 316
3,488
Japan - 1.6%
East Japan Railway Co. 6,068 317
Japan Airport Terminal Co., Ltd.(Æ) 12,100 476
Kamigumi Co., Ltd. 13,713 279
Kansai Electric Power Co., Inc. (The) 6,700 68
West Japan Railway Co. 6,500 239
1,379
Mexico - 3.3%
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 21,300 130
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 6,267 304
Grupo Aeroportuario del Pacifico SAB de
CV Class B 14,002 190
Grupo Aeroportuario del Pacifico SAB de
CV - ADR 4,843 654
Grupo Aeroportuario del Sureste SAB de
CV Class B 55,107 1,038
Grupo Aeroportuario del Sureste SAB de
CV - ADR 1,179 221
Promotora y Operadora de
Infraestructura SAB de CV 37,792 273
2,810
New Zealand - 2.0%
Auckland International Airport, Ltd.(Æ) 318,046 1,495
Meridian Energy, Ltd.(ö) 22,857 72
Port of Tauranga, Ltd. 31,813 140
1,707
Nigeria - 0.0%
IHS Holding, Ltd.(Æ) 4,603 40
Philippines - 0.2%
Converge ICT Solutions, Inc.(Æ) 136,500 47

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
370 Global Infrastructure Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
International Container Terminal
Services, Inc. 29,592 105
152
Portugal - 0.1%
Energias de Portugal SA 21,713 110
Singapore - 0.3%
NetLink NBN Trust 36,973 26
Parkway Life Real Estate Investment
Trust(Æ)(ö) 24,217 84
Sembcorp Industries, Ltd. 73,200 154
264
Spain - 7.2%
Aena SME SA(Æ)(Þ) 28,279 3,576
Cellnex Telecom SA(Þ) 12,341 552
Ferrovial SA 19,113 512
Iberdrola SA 141,352 1,506
6,146
Switzerland - 1.5%
Flughafen Zurich AG(Æ) 7,779 1,293
United Kingdom - 1.9%
National Grid PLC 23,475 324
National Grid PLC - ADR 556 39
Pennon Group PLC 12,461 153
Scottish & Southern Energy PLC 39,560 851
Severn Trent PLC Class H 6,856 246
1,613
United States - 42.4%
Alliant Energy Corp. 14,999 914
Ameren Corp. 6,078 566
American Electric Power Co., Inc. 4,133 407
American Tower Corp.(ö) 4,587 1,242
American Water Works Co., Inc. 1,002 156
Avista Corp. 3,400 144
Brookfield Renewable Corp. Class A 953 37
Casella Waste Systems, Inc. Class A(Æ) 1,145 93
CenterPoint Energy, Inc. 28,499 903
Cheniere Energy, Inc. 18,512 2,769
Clearway Energy Operating LLC(Æ) 7,301 274
CMS Energy Corp. 3,111 214
Crown Castle International Corp.(ö) 3,092 559
CSX Corp. 16,473 533
Digital Realty Trust, Inc.(ö) 1,506 199
Dominion Energy, Inc. 29,008 2,378
DT Midstream, Inc. 18,889 1,039
DTE Energy Co. 5,123 667
Duke Energy Corp. 4,145 456
Entergy Corp. 8,242 949
Equinix , Inc.(Æ)(ö) 64 45
Equitrans Midstream Corp. 15,052 118
Essential Utilities, Inc. 1,329 69
Evergy , Inc. 7,775 531
Eversource Energy(Æ) 3,714 328
Evoqua Water Technologies Corp.(Æ) 1,220 46
Exelon Corp. 24,190 1,125
FirstEnergy Corp. 19,899 818
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kinder Morgan, Inc. 65,845 1,185
NextEra Energy, Inc.(Ñ) 54,663 4,614
NiSource, Inc. 10,190 310
Norfolk Southern Corp. 765 192
Northwest Natural Holding Co. 261 14
ONEOK, Inc. 5,212 311
Pinnacle West Capital Corp. 3,585 263
Plains GP Holdings, LP Class A(Æ) 459 5
PNM Resources, Inc. 2,997 145
Portland General Electric Co. 172 9
PPL Corp. 17,319 504
Public Service Enterprise Group, Inc. 3,525 231
Radius Global Infrastructure, Inc. Class
A(Æ) 2,188 33
Republic Services, Inc. Class A 5,388 747
SBA Communications Corp.(ö) 2,978 1,000
Sempra Energy 12,215 2,025
Southern Co. (The) 2,635 203
Southwest Gas Holdings, Inc. 1,389 121
Spire, Inc. 2,210 166
Targa Resources Corp. 24,287 1,678
Union Pacific Corp. 2,045 465
Waste Connections, Inc. 6,636 885
Waste Management, Inc. 2,418 398
WEC Energy Group, Inc.(Æ) 2,152 223
Williams Cos., Inc. (The) 22,163 756
Xcel Energy, Inc. 25,551 1,870
35,932
Total Common Stocks
(cost $55,923) 80,220
Short-Term Investments - 3.8%
United States - 3.8%
U.S. Cash Management Fund(@) 3,213,529 (∞) 3,212
Total Short-Term Investments
(cost $3,212) 3,212
Other Securities - 0.3%
U.S. Cash Collateral Fund(@)(×) 219,700 (∞) 220
Total Other Securities
(cost $220) 220
Total Investments - 98.6%
(identified cost $59,355) 83,652
Other Assets and Liabilities, Net
- 1.4%
1,187
Net Assets - 100.0%
84,839

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 371
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
6.4%
Aena SME SA 05/19/22 EUR 28,279 80 .04 2,263
3,576
Cellnex Telecom SA 01/17/22 EUR 12,341 38 .33 473
552
Enav SpA 06/07/17 EUR 15,987 4 .24 68
70
Infrastrutture Wireless Italiane SpA 06/18/15 EUR 49,092 7 .78 382
515
Orsted A/S 02/18/22 DKK 6,519 103 .30 673 758
5,471
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 16 EUR 592 09/22
38
MSCI Emerging Markets Index Futures 6 USD 300 09/22
3
S&P Energy Select Sector Index Futures 6 USD 491 09/22
7
S&P Utilites Select Sector Index Futures 18 USD 1,345 09/22
64
SPI 200 Index Futures 4 AUD 686 09/22 24
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 136
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 201 AUD 299 09/21/22 7
Bank of America USD 320 CAD 409 08/03/22 —
JPMorgan Chase USD 128 AUD 177 09/21/22 (4)
JPMorgan Chase USD 272 EUR 252 09/21/22 (13)
Royal Bank of Canada USD 128 AUD 177 09/21/22 (4)
Royal Bank of Canada USD 272 EUR 252 09/21/22 (14)
State Street BRL 271 USD 52 08/02/22 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (28)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 7,896 $ —
$ —
$ 7,896
Austria — 6 —
—
6
Belgium — 58 —
—
58

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
372 Global Infrastructure Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Brazil 457 — —
—
457
Canada 7,875 — —
—
7,875
China — 1,597 —
—
1,597
Denmark — 758 —
—
758
France — 5,749 —
—
5,749
Germany — 644 —
—
644
Hong Kong — 246 —
—
246
Italy — 3,488 —
—
3,488
Japan — 1,379 —
—
1,379
Mexico 2,810 — —
—
2,810
New Zealand — 1,707 —
—
1,707
Nigeria 40 — —
—
40
Philippines — 152 —
—
152
Portugal — 110 —
—
110
Singapore — 264 —
—
264
Spain — 6,146 —
—
6,146
Switzerland — 1,293 —
—
1,293
United Kingdom 39 1,574 —
—
1,613
United States 35,932 — —
—
35,932
Short-Term Investments — — — 3,212 3,212
Other Securities — — — 220 220
Total Investments 47,153 33,067 — 3,432 83,652
Other Financial Instruments
Assets
Futures Contracts 136 — — — 136
Foreign Currency Exchange Contracts — 7 — — 7
Liabilities
Foreign Currency Exchange Contracts — (35) — — (3 5 )
Total Other Financial Instruments
*
$ 136 $ (28) $ — $ — $ 108
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2022, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 373
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
Airport Services ......................................................................
10,456
Alternative Carriers ................................................................
26
Cable & Satellite .....................................................................
106
Construction & Engineering ....................................................
2,137
Data Centers ...........................................................................
45
Diversified ..............................................................................
3,585
Electric Utilities .....................................................................
17,690
Environmental & Facilities Services .......................................
2,245
Gas Utilities ............................................................................
2,117
Healthcare ..............................................................................
84
Highways & Railtracks ...........................................................
11,927
Integrated Telecommunication Services ..................................
641
Internet Services & Infrastructure ...........................................
54
Marine Ports & Services .........................................................
1,623
Mixed Industrial/Office ...........................................................
46
Multi-Utilities .........................................................................
9,238
Oil & Gas Storage & Transportation ........................................
14,679
Railroads ................................................................................
2,356
Renewable Electricity .............................................................
333
Water Utilities .........................................................................
832
Short-Term Investments ..........................................................
3,212
Other Securities ......................................................................
220
Total Investments .................................................................... 83,652

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
374 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.7%
Australia - 3.8%
BGP Holdings PLC(Æ)(Š) 4,619,419 —
Charter Hall Group - ADR(ö) 468,419 4,193
Dexus Property Group(ö) 843,595 5,629
Goodman Group(ö) 143,586 2,086
GPT Group (The)(ö) 665,531 2,118
Ingenia Communities Group(Æ) 174,034 567
Mirvac Group(ö) 3,062,872 4,612
Scentre Group(ö) 2,118,878 4,311
Shopping Centres Australasia Property
Group(ö) 870,901 1,801
25,317
Belgium - 0.9%
Aedifica SA(ö) 31,638 3,282
VGP NV 9,393 1,651
Warehouses De Pauw CVA(ö) 22,464 763
5,696
Canada - 2.2%
Allied Properties Real Estate Investment
Trust(ö) 140,580 3,751
Canadian Apartment Properties(ö) 84,379 3,196
Granite Real Estate Investment Trust(ö) 40,003 2,523
RioCan Real Estate Investment Trust(ö) 228,108 3,661
Tricon Residential, Inc. 167,114 1,817
14,948
France - 1.1%
Argan SA(ö) 15,710 1,600
ICADE SA(ö) 33,229 1,668
Klepierre SA - GDR(ö) 186,214 4,156
7,424
Germany - 2.3%
Vonovia SE 460,548 15,287
Guernsey - 0.2%
Sirius Real Estate, Ltd. 1,025,416 1,193
Hong Kong - 5.1%
CK Asset Holdings, Ltd. 924,500 6,545
ESR Cayman, Ltd.(Þ) 518,766 1,348
Hang Lung Properties, Ltd. - ADR 606,000 1,104
Link Real Estate Investment Trust(ö) 1,265,383 10,608
New World Development Co., Ltd. 61,117 204
Sands China, Ltd.(Æ) 590,844 1,394
Sun Hung Kai Properties, Ltd. 787,043 9,424
Swire Properties, Ltd. 78,077 186
Wharf Real Estate Investment Co., Ltd. 687,133 3,055
33,868
Japan - 9.4%
Activia Properties, Inc.(ö) 1,158 3,631
Daiwa House REIT Investment Corp.(ö) 944 2,274
Global One Real Estate Investment
Corp.(ö) 2,249 1,856
GLP J-REIT(ö) 2,604 3,424
Hulic REIT, Inc.(ö) 1,570 1,966
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Industrial & Infrastructure Fund
Investment Corp.(ö) 1,325 1,842
Japan Retail Fund Investment Corp.(ö) 4,091 3,330
Keihanshin Building Co., Ltd. 138,200 1,360
Kenedix Office Investment Corp. Class
A(ö) 215 1,155
Kenedix Retail REIT Corp.(ö) 1,274 2,732
LaSalle Logiport REIT(ö) 1,025 1,351
Mitsubishi Estate Co., Ltd. 368,418 5,485
Mitsui Fudosan Co., Ltd. 447,812 10,019
Mitsui Fudosan Logistics Park, Inc.(ö) 165 648
Mori Trust Hotel REIT, Inc.(ö) 2,447 2,355
Mori Trust Sogo REIT, Inc.(ö) 2,010 2,221
Nippon Building Fund, Inc.(ö) 470 2,492
Nippon Prologis REIT, Inc.(Æ)(ö) 568 1,476
Nomura Real Estate Holdings, Inc. 82,078 1,993
Nomura Real Estate Master Fund, Inc.
(Æ)(ö) 2,368 2,965
Orix JREIT, Inc.(ö) 1,368 1,963
Samty Residential Investment Corp.(ö) 117 111
Sekisui House REIT, Inc.(ö) 2,435 1,525
TOC Co., Ltd. 58,400 349
Tokyo Tatemono Co., Ltd. 66,800 984
Tokyu Fudosan Holdings Corp. 350,033 1,896
United Urban Investment Corp.(ö) 1,423 1,550
62,953
Netherlands - 0.6%
CTP NV(Þ) 76,546 983
Eurocommercial Properties(ö) 36,907 837
Unibail-Rodamco-Westfield(Æ)(ö) 42,807 2,430
4,250
Singapore - 3.3%
Ascendas India Trust 1,160,972 977
Ascendas Real Estate Investment
Trust(ö) 576,100 1,240
CapitaLand China Trust(ö) 776,946 665
CapitaLand Integrated Commercial Trust
Class A(ö) 2,337,244 3,689
Capitaland Investment, Ltd. 1,898,200 5,400
City Developments, Ltd. 87,906 494
Daiwa House Logistics Trust(Æ) 518,000 268
Frasers Logistics & Commercial Trust(ö) 4,846,900 5,063
Keppel REIT(ö) 2,258,000 1,816
Parkway Life Real Estate Investment
Trust(Æ)(ö) 701,282 2,436
22,048
Spain - 1.0%
Arima Real Estate Socimi SA(Æ)(ö) 83,563 664
Cellnex Telecom SA(Þ) 73,040 3,269
Inmobiliaria Colonial Socimi SA(ö) 164,948 1,096
Merlin Properties Socimi SA(ö) 143,271 1,535
6,564
Sweden - 1.6%
Castellum AB 178,382 2,878
Catena AB 40,544 1,861
Fabege AB 218,268 2,241

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 375
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fastighets AB Balder(Æ) 418,119 2,693
Wihlborgs Fastigheter AB 104,286 885
10,558
Switzerland - 0.1%
PSP Swiss Property AG 7,969 954
United Kingdom - 5.4%
Assura PLC(ö) 1,952,542 1,638
Big Yellow Group PLC(ö) 146,329 2,547
British Land Co. PLC (The)(ö) 996,699 5,990
Derwent London PLC(ö) 43,069 1,507
Grainger PLC 995,606 3,602
Life Science REIT PLC(Æ)(ö) 409,505 457
LXI REIT PLC(Ñ)(ö) 486,589 882
PRS REIT PLC (The)(ö) 536,470 720
Safestore Holdings PLC(ö) 196,654 2,737
Segro PLC(ö) 738,851 9,901
Tritax EuroBox PLC(Þ) 821,526 950
UNITE Group PLC (The)(ö) 279,617 3,978
Workspace Group PLC(ö) 113,230 812
35,721
United States - 59.7%
Agree Realty Corp.(ö) 107,037 8,519
American Homes 4 Rent Class A(ö) 198,669 7,526
American Tower Corp.(ö) 4,782 1,295
Americold Realty Trust, Inc.(ö) 153,838 5,038
Apartment Income REIT Corp.(ö) 162,556 7,370
Apple Hospitality REIT, Inc.(ö) 145,629 2,429
AvalonBay Communities, Inc.(ö) 50,810 10,870
Boston Properties, Inc.(ö) 92,415 8,425
Boyd Gaming Corp. 27,383 1,520
Brixmor Property Group, Inc.(ö) 90,447 2,097
Camden Property Trust(ö) 40,427 5,704
Digital Realty Trust, Inc.(ö) 160,557 21,266
Duke Realty Corp.(ö) 208,544 13,047
EastGroup Properties, Inc.(ö) 33,510 5,715
Equinix, Inc.(Æ)(ö) 24,451 17,207
Equity LifeStyle Properties, Inc. Class
A(ö) 58,091 4,271
Essential Properties Realty Trust, Inc.(ö) 164,285 3,963
Essex Property Trust, Inc.(ö) 18,921 5,421
Extra Space Storage, Inc.(ö) 46,136 8,744
First Industrial Realty Trust, Inc.(ö) 74,511 3,871
Gaming and Leisure Properties, Inc.(ö) 5,940 309
Healthcare Realty Trust, Inc.(ö) 265,476 6,969
Healthpeak Properties, Inc.(ö) 359,849 9,943
Highwoods Properties, Inc.(ö) 75,152 2,673
Host Hotels & Resorts, Inc.(ö) 231,871 4,130
Hudson Pacific Properties, Inc.(ö) 52,546 790
Independence Realty Trust, Inc.(ö) 150,970 3,352
Invitation Homes, Inc.(ö) 333,330 13,010
Jones Lang LaSalle, Inc.(Æ) 14,446 2,754
Kilroy Realty Corp.(ö) 76,251 4,131
Kimco Realty Corp.(ö) 519,372 11,483
Kite Realty Group Trust(ö) 237,998 4,734
Life Storage, Inc.(Æ)(ö) 43,665 5,497
Mid-America Apartment Communities,
Inc.(ö) 60,400 11,218
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NETSTREIT Corp.(ö) 115,620 2,370
Prologis, Inc.(ö) 268,794 35,630
Public Storage(ö) 74,325 24,260
Realty Income Corp.(ö) 296,116 21,910
Ryman Hospitality Properties, Inc.(Æ)(ö) 58,984 5,222
Sabra Health Care REIT, Inc.(ö) 115,219 1,773
SBA Communications Corp.(ö) 6,315 2,121
Simon Property Group, Inc.(ö) 96,405 10,473
SITE Centers Corp.(ö) 168,986 2,469
SL Green Realty Corp.(ö) 8,654 430
Spirit Realty Capital, Inc.(ö) 53,556 2,375
STAG Industrial, Inc.(ö) 10,200 334
STORE Capital Corp.(ö) 22,782 661
Sun Communities, Inc.(ö) 39,236 6,433
Sunstone Hotel Investors, Inc.(Æ)(ö) 7,982 90
UDR, Inc.(ö) 173,973 8,420
Ventas, Inc.(ö) 178,108 9,579
VICI Properties, Inc.(ö) 293,859 10,047
Welltower, Inc.(ö) 255,926 22,097
WP Carey, Inc.(ö) 70,189 6,268
398,253
Total Common Stocks
(cost $559,727) 645,034
Short-Term Investments - 2.6%
United States - 2.6%
U.S. Cash Management Fund(@) 17,181,373 (∞) 17,175
Total Short-Term Investments
(cost $17,175) 17,175
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 659,300 (∞) 659
Total Other Securities
(cost $659) 659
Total Investments - 99.4%
(identified cost $577,561) 662,868
Other Assets and Liabilities, Net
- 0.6%
3,892
Net Assets - 100.0%
666,760

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
376 Global Real Estate Securities Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.0%
Cellnex Telecom SA 03/25/22 EUR 73,040 44 .58 3,256
3,269
CTP NV 04/16/21 EUR 76,546 18 .68 1,430
983
ESR Cayman, Ltd. 04/25/22 HKD 518,766 3 .08 1,599
1,348
Tritax EuroBox PLC 03/16/21 EUR 821,526 1 .48 1,219 950
6,550
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 241 USD 9,356 09/22
684
FTSE/EPRA Europe Index Futures 160 EUR 3,144 09/22
217
Hang Seng Index Futures 7 HKD 7,033 08/22
(27)
MSCI Singapore Index Futures 25 SGD 735 08/22
7
S&P/TSX 60 Index Futures 2 CAD 475 09/22
(9)
SPI 200 Index Futures 4 AUD 686 09/22
25
TOPIX Index Futures 13 JPY 251,874 09/22 (2)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 895
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 412 EUR 403 09/21/22 1
Bank of America USD 623 EUR 612 09/21/22 4
Bank of America USD 233 HKD 1,822 09/21/22 —
Bank of America USD 472 JPY 65,033 09/21/22 18
Bank of America EUR 135 USD 137 08/01/22 (1)
Citigroup EUR 498 USD 526 09/21/22 15
Citigroup JPY 53,597 USD 400 09/21/22 (4)
JPMorgan Chase USD 267 AUD 370 09/21/22 (9)
JPMorgan Chase USD 210 CAD 264 09/21/22 (4)
JPMorgan Chase USD 1,185 EUR 1,097 09/21/22 (59)
JPMorgan Chase USD 313 HKD 2,450 09/21/22 (1)
JPMorgan Chase USD 638 JPY 84,859 09/21/22 1
JPMorgan Chase USD 247 SGD 340 09/21/22 (1)
Royal Bank of Canada USD 267 AUD 370 09/21/22 (8)
Royal Bank of Canada USD 210 CAD 264 09/21/22 (4)
Royal Bank of Canada USD 1,185 EUR 1,097 09/21/22 (59)
Royal Bank of Canada USD 1,802 EUR 1,675 09/21/22 (84)
Royal Bank of Canada USD 313 HKD 2,450 09/21/22 (1)
Royal Bank of Canada USD 607 HKD 4,746 09/21/22 (1)
Royal Bank of Canada USD 636 JPY 84,859 09/21/22 3
Royal Bank of Canada USD 1,075 JPY 140,946 09/21/22 (13)
Royal Bank of Canada USD 220 SGD 303 09/21/22 (1)

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 377
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 247 SGD 340 09/21/22 (1)
Royal Bank of Canada EUR 235 USD 241 09/21/22 —
Royal Bank of Canada EUR 436 USD 459 09/21/22 11
Royal Bank of Canada EUR 514 USD 545 09/21/22 18
Royal Bank of Canada HKD 4,206 USD 537 09/21/22 —
Royal Bank of Canada JPY 20,898 USD 155 09/21/22 (3)
Royal Bank of Canada JPY 49,150 USD 366 09/21/22 (4)
Royal Bank of Canada SGD 370 USD 267 09/21/22 (1)
State Street EUR 235 USD 240 09/21/22 (1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (189)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 25,317 $ —
$ —
$ 25,317
Belgium — 5,696 —
—
5,696
Canada 14,948 — —
—
14,948
France — 7,424 —
—
7,424
Germany — 15,287 —
—
15,287
Guernsey — 1,193 —
—
1,193
Hong Kong — 33,868 —
—
33,868
Japan — 62,953 —
—
62,953
Netherlands — 4,250 —
—
4,250
Singapore — 22,048 —
—
22,048
Spain — 6,564 —
—
6,564
Sweden — 10,558 —
—
10,558
Switzerland — 954 —
—
954
United Kingdom — 35,721 —
—
35,721
United States 398,253 — —
—
398,253
Short-Term Investments — — — 17,175 17,175
Other Securities — — — 659 659
Total Investments 413,201 231,833 — 17,834 662,868
Other Financial Instruments
Assets
Futures Contracts 933 — — — 933
Foreign Currency Exchange Contracts — 71 — — 71
Liabilities
Futures Contracts (38) — — — (38)

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
378 Global Real Estate Securities Fund
It
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Foreign Currency Exchange Contracts (1) (259) — — (260)
Total Other Financial Instruments
*
$ 894 $ (188) $ — $ — $ 706
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2022, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2022, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Diversified ..............................................................................
150,187
Healthcare ..............................................................................
54,434
Industrial ................................................................................
102,303
Internet Services & Infrastructure ...........................................
38,473
Lodging/Resorts ......................................................................
26,102
Office ......................................................................................
40,752
Residential ..............................................................................
107,974
Retail ......................................................................................
81,024
Self Storage .............................................................................
43,785
Short-Term Investments ..........................................................
17,175
Other Securities .....................................................................
659
Total Investments .................................................................... 662,868

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 379
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 44.7%
Corporate Bonds and Notes - 6.6%
Aircastle , Ltd.
5.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.410%)(Ê)(ƒ)(Þ) 80 64
Alarm.com, Inc.
5.284% due 01/15/26 181 152
Ally Financial, Inc.
Series C
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 3.481%)(Ê)(ƒ) 204 161
Alteryx , Inc.
0.500% due 08/01/24 338 297
Apollo Commercial Real Estate Finance,
Inc.
5.375% due 10/15/23 1,459 1,434
Apollo Management Holdings, LP
4.950% due 01/14/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.266%)(Ê)(Þ) 122 106
Ares Management Corp.
4.125% due 06/30/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(Þ) 130 110
Assurant, Inc.
7.000% due 03/27/48 (USD 3 Month
LIBOR + 4.135%)(Ê) 210 210
Bandwidth, Inc.
0.250% due 03/01/26 413 277
Bank of America Corp.
Series AA
6.100% due 12/31/49 (USD 3 Month
LIBOR + 3.898%)(Ê)(ƒ) 444 449
Series DD
6.300% due 12/29/49 (USD 3 Month
LIBOR + 4.553%)(Ê)(ƒ) 101 105
Series FF
5.875% due 12/31/99 (USD 3 Month
LIBOR + 2.931%)(Ê)(ƒ) 91 86
Series TT
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.231%)(Ê)(ƒ) 190 191
Series X
6.250% due 09/29/49 (USD 3 Month
LIBOR + 3.705%)(Ê)(ƒ) 467 470
Series Z
6.500% due 12/31/49 (USD 3 Month
LIBOR + 4.174%)(Ê)(ƒ) 202 207
Bank of New York Mellon Corp. (The)
Series I
3.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.630%)(Ê)(ƒ) 22 19
Capital One Financial Corp.
Series M
3.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.157%)(Ê)(ƒ) 86 75
Charles Schwab Corp. (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series G
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.971%)(Ê)(ƒ) 337 342
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 227 192
Series I
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.168%)(Ê)(ƒ) 368 335
Chegg , Inc.
4.794% due 09/01/26 396 297
Citigroup, Inc.
5.950% due 07/31/49 (USD 3 Month
LIBOR + 4.068%)(Ê)(ƒ) 268 267
5.900% due 12/29/49 (USD 3 Month
LIBOR + 4.230%)(Ê)(ƒ) 250 248
3.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.417%)(Ê)(ƒ) 407 372
Series P
5.950% due 12/29/49 (USD 3 Month
LIBOR + 3.905%)(Ê)(ƒ) 272 268
Series T
6.250% due 12/29/49 (USD 3 Month
LIBOR + 4.517%)(Ê)(ƒ) 160 164
Citizens Financial Group, Inc.
Series F
5.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.313%)(Ê)(ƒ) 129 133
CoBank ACB
Series I
6.250% due 12/29/49 (USD 3 Month
LIBOR + 4.660%)(Ê)(ƒ) 330 318
Coinbase Global, Inc.
0.500% due 06/01/26 125 76
Comerica, Inc.
5.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.291%)(Ê)(ƒ) 116 119
Coupa Software, Inc.
0.375% due 06/15/26 169 135
Cryoport , Inc.
0.750% due 12/01/26 173 137
DigitalOcean Holdings, Inc.
5.087% due 12/01/26 (Þ) 251 188
Discover Financial Services
Series D
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.783%)(Ê)(ƒ) 80 82
DocuSign, Inc.
4.979% due 01/15/24 (ž) 362 337
Dominion Energy, Inc.
Series C
4.350% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.195%)(Ê)(ƒ) 176 160
Duke Energy Corp.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
380 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.388%)(Ê)(ƒ) 80 76
Edison International
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 248 214
Series B
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.901%)(Ê)(ƒ) 188 159
Energy Transfer, LP
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 262 236
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 180 163
Enstar Finance LLC
5.500% due 01/15/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.006%)(Ê) 165 142
Equitable Holdings, Inc.
Series B
4.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.736%)(Ê)(ƒ) 165 162
EZCORP, Inc.
2.375% due 05/01/25 998 894
Farm Credit Bank of Texas
Series 4
5.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.415%)(Ê)(ƒ)(Þ) 275 260
Fastly , Inc.
7.664% due 03/15/26 84 62
GA Global Funding Trust
4.700% due 10/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.796%)(Ê)(Þ) 260 215
General Electric Co.
Series D
5.159% due 12/29/49 (USD 3 Month
LIBOR + 3.330%)(Ê)(ƒ) 140 131
Goldman Sachs Group, Inc. (The)
6.345% due 02/15/34 96 105
Series U
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê)(ƒ) 36 30
Gossamer Bio, Inc.
5.000% due 06/01/27 46 44
Greenlight Capital, Inc.
4.000% due 08/01/23 289 269
Haemonetics Corp.
6.123% due 03/01/26 (ž) 915 739
Hartford Financial Services Group, Inc.
Series ICON
3.536% due 02/12/47 (USD 3 Month
LIBOR + 2.125%)(Ê)(Þ) 225 183
Helix Energy Solutions Group, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 09/15/23 150 144
Herbalife Nutrition, Ltd.
2.625% due 03/15/24 374 339
High Ridge Brands Co.
8.875% due 03/15/25 (Š)(Þ)(Ø)(Æ) 1,640 19
ILFC E-Capital Trust I
4.850% due 12/21/65 (~)(Ê)(Þ) 210 158
Illumina, Inc.
2.248% due 08/15/23 876 835
Invacare Corp.
5.000% due 11/15/24 289 247
Ionis Pharmaceuticals, Inc.
0.125% due 12/15/24 1,297 1,141
JPMorgan Chase & Co.
Series S
6.750% due 01/29/49 (USD 3 Month
LIBOR + 3.780%)(Ê)(ƒ) 259 266
Series X
6.100% due 12/31/49 (USD 3 Month
LIBOR + 3.330%)(Ê)(ƒ) 300 300
Kaman Corp.
3.250% due 05/01/24 721 684
Land O'Lakes, Inc.
Series 144a
7.250% due 04/04/27 (Þ) 185 180
LendingTree , Inc.
0.500% due 07/15/25 384 282
Liberty Broadband Corp.
1.250% due 09/30/50 1,005 934
Liberty Media Corp.
2.125% due 03/31/48 (Þ) 853 827
Liberty Mutual Group, Inc.
4.125% due 12/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.315%)(Ê)(Þ) 83 69
Livongo Health, Inc.
0.875% due 06/01/25 259 223
Markel Corp.
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.662%)(Ê)(ƒ) 97 98
MetLife Capital Trust IV
7.875% due 12/15/37 (Þ) 100 110
MetLife, Inc.
9.250% due 04/08/38 (Þ) 225 268
10.750% due 08/01/39 66 91
MFA Financial, Inc.
6.250% due 06/15/24 943 849
Morgan Stanley
Series M
5.875% due 12/31/99 (USD 3 Month
LIBOR + 4.435%)(Ê)(ƒ) 62 63
Nabors Industries, Inc.
0.750% due 01/15/24 (Ñ) 570 513
New Mountain Finance Corp.
5.750% due 08/15/23 672 674
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 1,121 1,083
Prudential Financial, Inc.
5.625% due 06/15/43 (USD 3 Month
LIBOR + 3.920%)(Ê) 318 317
Series XW7
5.200% due 03/15/44 (USD 3 Month
LIBOR + 3.040%)(Ê) 325 313
Radius Health, Inc.
3.000% due 09/01/24 295 287

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 381
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Redwood Trust, Inc.
4.750% due 08/15/23 183 174
Regions Financial Corp.
Series D
5.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.430%)(Ê)(ƒ) 90 92
RWT Holdings, Inc.
5.750% due 10/01/25 617 528
SBL Holdings LLC
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.620%)(Ê)(ƒ)(Þ) 140 103
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.580%)(Ê)(ƒ)(Ñ)(Þ) 150 123
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 152 128
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.550%)(Ê)(ƒ) 340 330
Shopify, Inc.
0.125% due 11/01/25 213 183
Snap, Inc.
7.631% due 05/01/27 (ž) 98 69
South Jersey Industries, Inc.
5.020% due 04/15/31 100 89
Southern Co. (The)
Series B
4.000% due 01/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.733%)(Ê) 265 247
Spotify Technology SA
4.125% due 03/15/26 568 464
SVB Financial Group
Series D
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.074%)(Ê)(ƒ) 120 95
Series E
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.064%)(Ê)(ƒ) 140 112
Theravance Biopharma, Inc.
3.250% due 11/01/23 287 287
Truist Financial Corp.
Series N
4.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.003%)(Ê)(ƒ) 126 120
Unity Software, Inc.
7.080% due 11/15/26 (ž) 93 69
US Bancorp
Series J
5.300% due 12/31/99 (USD 3 Month
LIBOR + 2.914%)(Ê)(ƒ) 36 33
Voya Financial, Inc.
5.650% due 05/15/53 (USD 3 Month
LIBOR + 3.580%)(Ê) 100 96
Wells Fargo & Co.
5.950% due 12/15/36 110 116
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series BB
3.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.453%)(Ê)(ƒ) 615 570
Series U
5.875% due 12/31/49 (USD 3 Month
LIBOR + 3.990%)(Ê)(ƒ) 371 374
Western Digital Corp.
1.500% due 02/01/24 1,206 1,148
WisdomTree Investments, Inc.
3.250% due 06/15/26 520 475
30,006
International Debt - 15.3%
Aeropuerto Internacional De Tocumen
SA
Series REGS
5.125% due 08/11/61 200 166
AES Panama Generation Holdings SRL
Series REGS
7.750% due 02/02/24 1,211 932
Algonquin Power & Utilities Corp.
4.750% due 01/18/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.249%)(Ê) 215 190
AVI, Ltd.
Series REGS
3.800% due 09/16/25 680 681
AXA SA
8.600% due 12/15/30 40 49
6.379% due 12/29/49 (USD 3 Month
LIBOR + 2.256%)(Ê)(ƒ)(Þ) 200 226
Banco do Brasil SA
Series REGS
6.250% due 10/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.398%)(Ê)(ƒ) 3,102 2,769
Bank of China (Hong Kong), Ltd.
5.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.036%)(Ê)(ƒ)(Þ) 200 203
Bank of Nova Scotia (The)
4.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.551%)(Ê)(ƒ) 200 195
Barclays PLC
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.672%)(Ê)(ƒ) 400 412
BNP Paribas SA
Series 144a
7.375% due 12/31/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.150%)(Ê)
(ƒ)(Þ) 300 312
BP Capital Markets PLC
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.036%)(Ê)(ƒ) 215 212
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.398%)(Ê)(ƒ) 365 332
Comision Federal de Electricidad
Series REGS
4.688% due 05/15/29 460 421

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
382 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.348% due 02/09/31 (Ñ) 345 274
3.875% due 07/26/33 348 274
Corp. Nacional del Cobre de Chile
Series REGS
3.150% due 01/15/51 1,272 924
Credit Agricole SA
7.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.898%)(Ê)
(ƒ)(Þ) 400 411
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 200 213
Credit Suisse Group AG
7.500% due 12/31/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.598%)(Ê)
(ƒ)(Þ) 200 196
6.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.822%)(Ê)(ƒ)(Þ) 300 254
7.250% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate + 4.332%)
(Ê)(ƒ)(Þ) 200 177
9.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 6.383%)(Ê)(ƒ)(Þ) 200 212
Series 144a
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.600%)(Ê)
(ƒ)(Þ) 200 186
Dai-ichi Life Insurance Co., Ltd. (The)
5.100% due 10/29/49 (USD 3 Month
LIBOR + 3.680%)(Ê)(ƒ)(Ñ)(Þ) 300 300
4.000% due 12/29/49 (USD 3 Month
LIBOR + 3.660%)(Ê)(ƒ)(Þ) 200 191
Deutsche Bank AG
7.500% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.003%)(Ê)(ƒ) 200 193
Development Bank of Kazkhstan JSC
Series REGS
2.950% due 05/06/31 1,279 948
DP World PLC
Series REGS
6.850% due 07/02/37 720 789
Ecopetrol SA
4.625% due 11/02/31 1,148 944
7.375% due 09/18/43 300 268
Electricite de France SA
5.625% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 10 Year Rate + 3.041%)(Ê)
(ƒ)(Þ) 200 189
Emera , Inc.
Series 16-A
6.750% due 06/15/76 (USD 3 Month
LIBOR + 5.440%)(Ê) 437 434
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 3.656%)(Ê)(ƒ) 1,095 1,078
Emirates Sembcorp Water & Power Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.450% due 08/01/35 310 285
Empresa de los Ferrocarriles del Estado
Series REGS
3.830% due 09/14/61 288 198
Empresa de Transmision Electrica SA
Series REGS
5.125% due 05/02/49 1,332 1,098
Empresa de Transporte de Pasajeros
Metro SA
Series REGS
3.693% due 09/13/61 301 199
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 1,488 1,092
Enbridge, Inc.
6.250% due 03/01/78 (USD 3 Month
LIBOR + 3.641%)(Ê) 244 232
Series 16-A
6.000% due 01/15/77 (USD 3 Month
LIBOR + 3.890%)(Ê) 297 282
Series 20-A
5.750% due 07/15/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.314%)(Ê) 262 247
Eskom Holdings SOC, Ltd.
Series REGS
6.350% due 08/10/28 1,680 1,595
Export-Import Bank of China
4.000% due 11/28/47 1,487 1,437
Export-Import Bank of India
2.250% due 01/13/31 1,431 1,171
Fortune Star (BVI) Ltd. Co.
5.950% due 10/19/25 1,525 822
Franshion Brilliant, Ltd.
4.250% due 07/23/29 542 352
Fukoku Mutual Life Insurance Co.
6.500% due 09/29/49 (USD 3 Month
LIBOR + 4.370%)(Ê)(ƒ) 250 253
Georgian Railway JSC
Series REGS
4.000% due 06/17/28 963 809
Ghana Government International Bond
Series REGS
7.875% due 08/07/23 25 22
Grupo Energia Bogota SA
Series REGS
4.875% due 05/15/30 1,281 1,146
Hanwha Life Insurance Co., Ltd.
4.700% due 04/23/48 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.000%)(Ê)(Þ) 200 198
Hope Bancorp, Inc.
2.000% due 05/15/38 936 912
HSBC Capital Funding, LP
10.176% due 12/29/49 (USD 3 Month
LIBOR + 4.980%)(Ê)(ƒ)(Þ) 110 148
Hutama Karya Persero PT
Series REGS
3.750% due 05/11/30 1,463 1,365
Indonesia Eximbank
3.875% due 04/06/24 600 600
ING Groep NV

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 383
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.500% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.446%)(Ê)(ƒ) 200 197
5.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.342%)(Ê)(ƒ) 200 191
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 2,064 1,473
Intesa Sanpaolo SpA
7.700% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.462%)(Ê)
(ƒ)(Þ) 200 187
Jazz Investments I, Ltd.
1.500% due 08/15/24 116 115
JOYY, Inc.
0.750% due 06/15/25 299 272
Julius Baer Group, Ltd.
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.940%)(Ê)(ƒ) 200 201
Kazakhstan Government International
Bond
Series REGS
3.875% due 10/14/24 140 142
Kazakhstan Temir Zholy Finance BV
Series REGS
6.950% due 07/10/42 200 169
KazMunayGas National Co. JSC
Series REGS
4.375% due 09/26/27 200 175
3.500% due 04/14/33 200 151
6.375% due 10/24/48 638 530
Lancashire Holdings, Ltd.
5.625% due 09/18/41 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.080%)(Ê) 200 168
Lloyds Banking Group PLC
7.500% due 04/30/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.760%)(Ê)(ƒ) 200 202
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.815%)(Ê)(ƒ) 200 197
Mazoon Assets Co.
Series REGS
5.200% due 11/08/27 1,425 1,393
Meiji Yasuda Life Insurance Co.
5.200% due 10/20/45 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.230%)(Ê)(Þ) 400 399
Mexico City Airport Trust
Series REGS
5.500% due 07/31/47 418 318
Momo , Inc.
1.250% due 07/01/25 297 270
Mongolian Mining Corp./Energy
Resources LLC
Series REGS
9.250% due 04/15/24 2,000 1,270
Mumtalakt Sukuk Holding Co.
4.100% due 01/21/27 1,340 1,300
Natwest Group PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.000% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.720%)(Ê)(ƒ) 400 413
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.625%)(Ê)(ƒ) 200 195
NIO, Inc.
0.500% due 02/01/27 148 112
nogaholding Sukuk , Ltd.
Series REGS
5.250% due 04/08/29 364 341
Nordea Bank Abp
6.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.110%)(Ê)(ƒ)(Þ) 200 200
OCP, Inc.
Series REGS
3.750% due 06/23/31 955 773
Oil and Gas Holding Co. BSCC (The)
Series REGS
8.375% due 11/07/28 1,072 1,078
Ooredoo QPSC
Series REGS
2.625% due 04/08/31 780 702
OQ SAOC
Series REGS
5.125% due 05/06/28 418 397
Pakistan Water and Power Development
Authority
7.500% due 06/04/31 2,198 943
Pertamina Persero PT
Series REGS
2.300% due 02/09/31 224 185
4.150% due 02/25/60 850 649
Petrobras Global Finance BV
7.250% due 03/17/44 177 178
6.850% due 06/05/15 1,399 1,245
Petroleos del Peru SA
Series REGS
4.750% due 06/19/32 578 463
5.625% due 06/19/47 1,231 866
Petroleos Mexicanos
Series REGS
6.625% due 09/29/49 428 267
Series WI
7.690% due 01/23/50 1,605 1,170
6.950% due 01/28/60 1,688 1,136
Petronas Capital, Ltd.
Series REGS
3.404% due 04/28/61 (Ñ) 1,323 1,009
Phoenix Group Holdings PLC
5.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.035%)(Ê)(ƒ) 200 191
Pinduoduo , Inc.
2.227% due 12/01/25 (Ñ) 511 455
Power Sector Assets & Liabilities
Management Corp.
Series REGS
7.390% due 12/02/24 1,370 1,467
Qatar Petroleum
Series REGS
2.250% due 07/12/31 1,571 1,396
QBE Insurance Group, Ltd.
5.875% due 06/17/46 (USD ICE Swap
Rate NY 10 Year Rate + 4.395%)(Ê) 206 200

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
384 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.513%)(Ê)(ƒ)(Þ) 200 195
SA Global Sukuk , Ltd.
Series REGS
2.694% due 06/17/31 1,531 1,395
Saka Energi Indonesia PT
Series REGS
4.450% due 05/05/24 1,289 1,170
Samruk-Kazyna JSC
Series REGS
2.000% due 10/28/26 200 172
Saudi Arabian Oil Co.
Series REGS
2.250% due 11/24/30 1,592 1,407
Saudi Electricity Global Sukuk Co.
Series REGS
5.060% due 04/08/43 200 196
5.500% due 04/08/44 200 205
Scentre Group Trust 2
4.750% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê)(Þ) 300 276
Skandinaviska Enskilda Banken AB
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.073%)(Ê)(ƒ) 200 201
Societe Generale SA
8.000% due 09/29/49 (USD ICE
Swap Rate NY 5 Year Rate + 5.873%)
(Ê)(ƒ)(Ñ)(Þ) 400 411
7.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.979%)(Ê)
(ƒ)(Þ) 200 203
6.750% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.929%)(Ê)
(ƒ)(Þ) 200 188
Southern Gas Corridor CJSC
Series REGS
6.875% due 03/24/26 684 717
Standard Chartered PLC
7.750% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.723%)(Ê)
(ƒ)(Þ) 400 410
TC Ziraat Bankasi AS
Series REGS
5.375% due 03/02/26 1,655 1,348
TransCanada Trust
5.500% due 09/15/79 (SOFR +
4.416%)(Ê) 240 221
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 107 100
Series 16-A
5.875% due 08/15/76 (USD 3 Month
LIBOR + 4.640%)(Ê) 598 587
Trinidad Generation UnLtd
Series REGS
5.250% due 11/04/27 398 383
Turkiye Ihracat Kredi Bankasi AS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.750% due 07/06/26 1,667 1,349
UBS Group AG
7.000% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 6 Month
LIBOR] 5 Year Rate + 4.866%)(Ê)(ƒ) 200 208
UBS Group Funding Switzerland AG
6.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 6 Month
LIBOR] 5 Year Rate + 4.590%)(Ê)(ƒ) 200 204
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 400 407
UniCredit SpA
8.000% due 04/03/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.180%)(Ê)(ƒ) 200 194
Uzbekneftegaz JSC
Series REGS
4.750% due 11/16/28 1,834 1,292
Vodafone Group PLC
Series NC10
4.125% due 06/04/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.767%)(Ê) 125 101
YPF SA
Series REGS
8.750% due 04/04/24 770 572
6.950% due 07/21/27 100 56
69,537
Mortgage-Backed Securities - 22.7%
Fannie Mae
4.500% due 2049 10 11
5.000% due 2049 35 37
30 Year TBA(Ï)
3.000% 2,000 1,924
3.500% 3,000 2,960
4.000% 2,000 2,010
4.500% 2,000 2,033
5.000% 13,000 13,350
5.500% 19,000 19,635
Series 2009-397 Class 2
Interest Only STRIPS
5.000% due 09/25/39 798 139
Series 2010-404 Class 2
Interest Only STRIPS
4.500% due 05/25/40 562 120
Series 2016-422 Class C12
Interest Only STRIPS
4.000% due 12/25/45 1,603 291
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIPS
6.232% due 04/25/40 (-1 x USD 1
Month LIBOR + 6.400%)(Ê) 236 39
Series 2010-99 Class NI
Interest Only STRIPS
6.000% due 09/25/40 1,228 232
Series 2011-101 Class SA
Interest Only STRIPS
5.732% due 10/25/41 (USD 1 Month
LIBOR + 5.900%)(Ê) 731 103

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 385
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2011-134 Class SP
Interest Only STRIPS
5.832% due 02/25/41 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 1,752 101
Series 2012-62 Class MI
Interest Only STRIPS
4.000% due 03/25/41 179 8
Series 2012-116 Class SA
Interest Only STRIPS
7.032% due 10/25/42 (-1 x USD 1
Month LIBOR + 7.200%)(Ê) 746 128
Series 2013-35 Class PI
Interest Only STRIPS
3.000% due 02/25/42 247 5
Series 2013-54 Class LI
Interest Only STRIPS
7.000% due 11/25/34 845 155
Series 2013-57 Class IQ
Interest Only STRIPS
3.000% due 06/25/41 310 13
Series 2013-90 Class SD
Interest Only STRIPS
6.432% due 09/25/43 (-1 x USD 1
Month LIBOR + 6.600%)(Ê) 486 66
Series 2013-107 Class SB
Interest Only STRIPS
5.782% due 02/25/43 (USD 1 Month
LIBOR + 5.950%)(Ê) 936 149
Series 2015-34 Class QI
Interest Only STRIPS
5.000% due 06/25/45 518 93
Series 2015-35 Class IA
Interest Only STRIPS
5.000% due 06/25/45 493 93
Series 2015-66 Class AS
Interest Only STRIPS
6.082% due 09/25/45 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 1,508 151
Series 2015-69 Class IO
Interest Only STRIPS
6.000% due 09/25/45 1,133 262
Series 2015-84 Class PI
Interest Only STRIPS
5.500% due 08/25/33 1,139 162
Series 2016-8 Class SA
Interest Only STRIPS
5.882% due 03/25/46 (USD 1 Month
LIBOR + 6.050%)(Ê) 1,927 292
Series 2016-54 Class SD
Interest Only STRIPS
5.832% due 08/25/46 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 1,280 190
Series 2016-61 Class BS
Interest Only STRIPS
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,130 210
Series 2016-65 Class CS
Interest Only STRIPS
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,279 157
Series 2017-32 Class IP
Interest Only STRIPS
4.500% due 05/25/47 1,835 331
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-75 Class NI
Interest Only STRIPS
5.000% due 11/25/46 717 132
Series 2017-112 Class SG
Interest Only STRIPS
6.052% due 01/25/48 (-1 x USD 1
Month LIBOR + 6.220%)(Ê) 1,059 124
Series 2017-113 Class IO
Interest Only STRIPS
5.000% due 01/25/38 404 42
Series 2018-3 Class AI
Interest Only STRIPS
4.500% due 12/25/47 897 158
Series 2018-38 Class SP
Interest Only STRIPS
6.032% due 06/25/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,294 187
Series 2018-47 Class SA
Interest Only STRIPS
6.082% due 07/25/48 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 2,101 268
Series 2018-92 Class BI
Interest Only STRIPS
5.000% due 01/25/49 987 182
Series 2018-95 Class SA
Interest Only STRIPS
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 1,004 115
Series 2019-1 Class KI
Interest Only STRIPS
4.500% due 02/25/49 359 24
Series 2019-13 Class IO
Interest Only STRIPS
4.500% due 03/25/49 422 24
Series 2019-17 Class LI
Interest Only STRIPS
4.500% due 04/25/49 464 49
Series 2019-26 Class SM
Interest Only STRIPS
5.882% due 06/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,046 158
Series 2019-41 Class SK
Interest Only STRIPS
5.964% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,725 267
Series 2019-42 Class SA
Interest Only STRIPS
5.964% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,046 152
Series 2019-43 Class KS
Interest Only STRIPS
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,137 118
Series 2019-45 Class SD
Interest Only STRIPS
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 697 82
Series 2019-50 Class SN
Interest Only STRIPS
5.878% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,434 196

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
386 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-51 Class KS
Interest Only STRIPS
5.902% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,422 197
Series 2019-57 Class SG
Interest Only STRIPS
5.964% due 10/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,397 314
Series 2019-71 Class CS
Interest Only STRIPS
5.832% due 11/25/49 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 752 145
Series 2020-27 Class IM
Interest Only STRIPS
3.500% due 05/25/35 3,569 355
Series 2020-31 Class CI
Interest Only STRIPS
5.000% due 05/25/50 2,638 482
Series 2020-35 Class SC
Interest Only STRIPS
5.968% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.070%)(Ê) 2,153 309
Series 2020-41 Class SE
Interest Only STRIPS
5.970% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,692 343
Series 2020-47 Class ID
Interest Only STRIPS
4.000% due 07/25/50 1,990 385
Series 2020-56 Class JI
Interest Only STRIPS
4.000% due 08/25/50 1,529 300
Series 2020-62 Class CI
Interest Only STRIPS
4.000% due 06/25/48 2,332 465
Series 2020-73 Class IJ
Interest Only STRIPS
3.000% due 10/25/50 2,265 352
Series 2020-93 Class WI
Interest Only STRIPS
5.000% due 06/25/50 1,670 327
Series 2020-99 Class IB
Interest Only STRIPS
3.500% due 05/25/50 2,372 428
Series 2021-3 Class NI
Interest Only STRIPS
2.500% due 02/25/51 2,955 416
Series 2021-5 Class PI
Interest Only STRIPS
3.500% due 02/25/51 3,492 540
Series 2021-17 Class GI
Interest Only STRIPS
4.000% due 02/25/51 2,032 377
Series 2021-18 Class IY
Interest Only STRIPS
4.500% due 08/25/49 978 195
Series 2021-25 Class IJ
Interest Only STRIPS
3.500% due 05/25/51 3,499 551
Series 2021-56 Class IL
Interest Only STRIPS
3.000% due 03/25/51 4,103 618
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-56 Class QI
Interest Only STRIPS
4.500% due 09/25/51 3,196 693
Series 2021-56 Class WI
Interest Only STRIPS
2.500% due 09/25/51 2,752 366
Series 2021-67 Class IG
Interest Only STRIPS
3.000% due 10/25/51 1,928 307
Series 2021-77 Class BI
Interest Only STRIPS
4.500% due 11/25/51 2,203 398
Series 2021-94 Class AI
Interest Only STRIPS
3.000% due 01/25/52 3,219 462
Series 2022-13 Class IO
Interest Only STRIPS
2.500% due 12/25/51 1,271 166
Series 2022-43 Class SB
Interest Only STRIPS
4.615% due 07/25/52 (-1 x SOFR 30
Day Average + 5.400%)(Ê) 3,273 359
Freddie Mac REMICS
Series 2011-3852 Class SC
Interest Only STRIPS
6.465% due 04/15/40 (USD 1 Month
LIBOR + 6.650%)(Ê) 342 14
Series 2011-3919 Class SA
Interest Only STRIPS
6.315% due 09/15/41 (USD 1 Month
LIBOR + 6.500%)(Ê) 1,490 239
Series 2012-4016 Class SC
Interest Only STRIPS
6.315% due 03/15/42 (-1 x USD 1
Month LIBOR + 6.500%)(Ê) 590 96
Series 2012-4077 Class IK
Interest Only STRIPS
5.000% due 07/15/42 296 44
Series 2013-4265 Class SD
Interest Only STRIPS
5.915% due 01/15/35 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,521 169
Series 2014-4386 Class LI
Interest Only STRIPS
4.000% due 02/15/43 266 14
Series 2014-4403 Class CI
Interest Only STRIPS
4.000% due 10/15/44 318 53
Series 2015-4425 Class IO
Interest Only STRIPS
4.000% due 01/15/45 382 62
Series 2015-4452 Class QI
Interest Only STRIPS
4.000% due 11/15/44 523 84
Series 2016-4560 Class IO
Interest Only STRIPS
5.810% due 05/15/39 (~)(Ê) 678 112
Series 2016-4596 Class CS
Interest Only STRIPS
5.915% due 06/15/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,361 154

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 387
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-4604 Class QI
Interest Only STRIPS
3.500% due 07/15/46 325 56
Series 2016-4635 Class PI
Interest Only STRIPS
4.000% due 12/15/46 366 60
Series 2017-4697 Class YI
Interest Only STRIPS
3.500% due 07/15/47 164 19
Series 2017-4731 Class QS
Interest Only STRIPS
6.015% due 11/15/47 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 672 102
Series 2018-4801 Class IG
Interest Only STRIPS
3.000% due 06/15/48 315 43
Series 2018-4808 Class SD
Interest Only STRIPS
6.015% due 07/15/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,016 156
Series 2018-4813 Class IO
Interest Only STRIPS
5.500% due 08/15/48 1,105 182
Series 2019-4900 Class SH
Interest Only STRIPS
5.898% due 07/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,939 229
Series 2019-4911 Class SB
Interest Only STRIPS
5.966% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,509 225
Series 2019-4915 Class SD
Interest Only STRIPS
5.964% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,766 274
Series 2019-4919 Class SP
Interest Only STRIPS
5.888% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,000 306
Series 2019-4928 Class S
Interest Only STRIPS
5.815% due 11/25/49 (USD 1 Month
LIBOR + 6.000%)(Ê) 708 101
Series 2020-4964 Class IA
Interest Only STRIPS
4.500% due 03/25/50 1,813 422
Series 2020-4979 Class SN
Interest Only STRIPS
5.865% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,222 163
Series 2020-4979 Class YS
Interest Only STRIPS
5.900% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 871 124
Series 2020-4982 Class DI
Interest Only STRIPS
4.000% due 06/25/50 1,681 210
Series 2020-4991 Class IE
Interest Only STRIPS
5.000% due 07/25/50 1,685 271
Series 2020-5007 Class IC
Interest Only STRIPS
5.000% due 08/25/50 1,827 371
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-5007 Class SK
Interest Only STRIPS
5.952% due 08/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 938 165
Series 2020-5010 Class IE
Interest Only STRIPS
4.000% due 09/25/50 3,558 625
Series 2020-5011 Class SA
Interest Only STRIPS
6.089% due 09/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 2,446 404
Series 2020-5012 Class BI
Interest Only STRIPS
4.000% due 09/25/50 3,399 582
Series 2020-5014 Class AI
Interest Only STRIPS
4.500% due 09/25/50 2,082 364
Series 2020-5019 Class IP
Interest Only STRIPS
3.000% due 10/25/50 3,742 586
Series 2020-5023 Class TS
Interest Only STRIPS
6.094% due 10/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 2,268 462
Series 2020-5034 Class IJ
Interest Only STRIPS
2.500% due 11/25/50 1,627 257
Series 2020-5049 Class AI
Interest Only STRIPS
4.500% due 12/25/50 2,373 467
Series 2020-5060 Class EI
Interest Only STRIPS
3.500% due 01/25/51 2,784 521
Series 2020-5065 Class MI
Interest Only STRIPS
3.500% due 01/25/51 1,560 268
Series 2021-5072 Class YI
Interest Only STRIPS
3.000% due 01/25/51 3,879 613
Series 2021-5082 Class IQ
Interest Only STRIPS
3.000% due 03/25/51 4,036 604
Series 2021-5119 Class IB
Interest Only STRIPS
3.000% due 06/25/41 4,271 477
Series 2021-5128 Class IE
Interest Only STRIPS
4.500% due 07/25/51 2,684 570
Series 2021-5170 Class IC
Interest Only STRIPS
4.500% due 08/25/50 1,661 298
Series 2021-5178 Class IB
Interest Only STRIPS
4.000% due 11/25/51 1,357 246
Series 2021-5179 Class BI
Interest Only STRIPS
4.500% due 01/25/52 2,552 514
Series 2021-5183 Class IO
Interest Only STRIPS
3.000% due 01/25/52 1,444 220
Freddie Mac Strips
Series 2014-324 Class C21
Interest Only STRIPS
6.000% due 06/15/39 1,346 273

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
388 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ginnie Mae II
3.500% due 2049 65 65
5.000% due 2049 82 83
5.500% due 2049 15 15
5.000% due 2050 40 41
30 Year TBA(Ï)
3.000% 1,000 974
4.000% 1,000 1,010
4.500% 2,000 2,038
Ginnie Mae REMICS
Series 2009-121 Class UI
Interest Only STRIPS
5.000% due 12/20/39 427 72
Series 2010-9 Class UI
Interest Only STRIPS
5.000% due 01/20/40 2,396 497
Series 2010-35 Class QI
Interest Only STRIPS
4.500% due 03/20/40 952 167
Series 2010-H19 Class BI
Interest Only STRIPS
1.426% due 08/20/60 (~)(Ê) 1,980 78
Series 2010-H22 Class CI
Interest Only STRIPS
2.342% due 10/20/60 (~)(Ê) 810 38
Series 2011-17 Class S
Interest Only STRIPS
5.860% due 02/20/41 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,443 182
Series 2011-135 Class DI
Interest Only STRIPS
5.000% due 04/16/40 969 184
Series 2012-129 Class IO
Interest Only STRIPS
4.500% due 11/16/42 201 34
Series 2012-136 Class BI
Interest Only STRIPS
3.500% due 11/20/42 1,041 170
Series 2012-H06 Class AI
Interest Only STRIPS
1.302% due 01/20/62 (~)(Ê) 3,762 106
Series 2013-67 Class IP
Interest Only STRIPS
4.000% due 04/16/43 2,268 395
Series 2013-76 Class IO
Interest Only STRIPS
3.500% due 05/20/43 251 43
Series 2013-82 Class TI
Interest Only STRIPS
3.500% due 05/20/43 1,553 225
Series 2013-182 Class SY
Interest Only STRIPS
5.910% due 12/20/43 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 409 63
Series 2013-H14 Class XI
Interest Only STRIPS
1.612% due 03/20/63 (~)(Ê) 877 28
Series 2014-131 Class BS
Interest Only STRIPS
6.005% due 09/16/44 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 953 188
Series 2014-137 Class ID
Interest Only STRIPS
5.500% due 09/16/44 1,076 200
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-184 Class DI
Interest Only STRIPS
5.500% due 12/16/44 658 133
Series 2014-188 Class IB
Interest Only STRIPS
4.000% due 12/20/44 982 100
Series 2014-H24 Class BI
Interest Only STRIPS
1.606% due 11/20/64 (~)(Ê) 3,290 155
Series 2014-H25 Class BI
Interest Only STRIPS
1.662% due 12/20/64 (~)(Ê) 3,159 137
Series 2015-20 Class PI
Interest Only STRIPS
3.500% due 02/20/45 371 66
Series 2015-69 Class IO
Interest Only STRIPS
5.000% due 05/20/45 570 95
Series 2015-165 Class IC
Interest Only STRIPS
3.500% due 07/16/41 703 36
Series 2015-167 Class BI
Interest Only STRIPS
4.500% due 04/16/45 708 137
Series 2015-182 Class IC
Interest Only STRIPS
4.500% due 12/20/45 1,448 281
Series 2015-H04 Class AI
Interest Only STRIPS
2.348% due 12/20/64 (~)(Ê) 1,610 71
Series 2015-H09 Class BI
Interest Only STRIPS
1.660% due 03/20/65 (~)(Ê) 405 18
Series 2015-H10 Class CI
Interest Only STRIPS
1.777% due 04/20/65 (~)(Ê) 1,128 58
Series 2015-H13 Class AI
Interest Only STRIPS
2.172% due 06/20/65 (~)(Ê) 1,566 76
Series 2015-H15 Class JI
Interest Only STRIPS
1.935% due 06/20/65 (~)(Ê) 823 49
Series 2015-H25 Class AI
Interest Only STRIPS
1.583% due 09/20/65 (~)(Ê) 1,038 47
Series 2016-29 Class IO
Interest Only STRIPS
4.000% due 02/16/46 549 76
Series 2016-42 Class IO
Interest Only STRIPS
5.000% due 02/20/46 755 133
Series 2016-75 Class EI
Interest Only STRIPS
3.500% due 08/20/45 398 47
Series 2016-77 Class SL
Interest Only STRIPS
5.960% due 03/20/43 (USD 1 Month
LIBOR + 6.150%)(Ê) 329 11
Series 2016-150 Class I
Interest Only STRIPS
5.000% due 11/20/46 812 145
Series 2016-164 Class IO
Interest Only STRIPS
6.500% due 12/20/46 785 132

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 389
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-H01 Class AI
Interest Only STRIPS
2.366% due 01/20/66 (~)(Ê) 3,749 154
Series 2016-H04 Class KI
Interest Only STRIPS
2.260% due 02/20/66 (~)(Ê) 1,412 40
Series 2016-H13 Class EI
Interest Only STRIPS
1.177% due 04/20/66 (~)(Ê) 4,801 291
Series 2016-H15 Class AI
Interest Only STRIPS
2.634% due 07/20/66 (~)(Ê) 2,942 154
Series 2016-H17 Class DI
Interest Only STRIPS
2.317% due 07/20/66 (~)(Ê) 3,075 134
Series 2016-H18 Class QI
Interest Only STRIPS
3.324% due 06/20/66 (~)(Ê) 1,658 116
Series 2016-H21 Class AI
Interest Only STRIPS
3.165% due 09/20/66 (~)(Ê) 5,101 302
Series 2016-H22 Class IO
Interest Only STRIPS
1.832% due 10/20/66 (~)(Ê) 1,350 65
Series 2016-H24 Class AI
Interest Only STRIPS
2.889% due 11/20/66 (~)(Ê) 4,201 266
Series 2016-H24 Class KI
Interest Only STRIPS
2.009% due 11/20/66 (~)(Ê) 1,481 102
Series 2016-H27 Class BI
Interest Only STRIPS
2.482% due 12/20/66 (~)(Ê) 2,257 168
Series 2017-26 Class IM
Interest Only STRIPS
6.500% due 02/20/47 1,914 260
Series 2017-38 Class DI
Interest Only STRIPS
5.000% due 03/16/47 295 59
Series 2017-42 Class IC
Interest Only STRIPS
4.500% due 08/20/41 1,171 226
Series 2017-52 Class DI
Interest Only STRIPS
5.500% due 04/20/47 378 70
Series 2017-66 Class KI
Interest Only STRIPS
4.000% due 08/20/44 403 10
Series 2017-79 Class IB
Interest Only STRIPS
5.500% due 05/20/47 296 52
Series 2017-99 Class PI
Interest Only STRIPS
4.000% due 03/20/46 240 27
Series 2017-104 Class MI
Interest Only STRIPS
5.500% due 07/16/47 893 210
Series 2017-118 Class KI
Interest Only STRIPS
3.500% due 10/20/46 92 2
Series 2017-123 Class JI
Interest Only STRIPS
4.000% due 08/20/46 255 23
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-132 Class IA
Interest Only STRIPS
4.500% due 09/20/47 537 82
Series 2017-136 Class IY
Interest Only STRIPS
5.000% due 03/20/45 1,319 249
Series 2017-179 Class WI
Interest Only STRIPS
5.000% due 12/20/47 205 38
Series 2017-H02 Class BI
Interest Only STRIPS
2.425% due 01/20/67 (~)(Ê) 1,015 62
Series 2017-H03 Class AI
Interest Only STRIPS
2.524% due 12/20/66 (~)(Ê) 4,926 332
Series 2017-H03 Class CI
Interest Only STRIPS
2.393% due 12/20/66 (~)(Ê) 2,919 169
Series 2017-H03 Class DI
Interest Only STRIPS
2.715% due 12/20/66 (~)(Ê) 4,316 320
Series 2017-H03 Class EI
Interest Only STRIPS
2.479% due 01/20/67 (~)(Ê) 1,816 161
Series 2017-H03 Class KI
Interest Only STRIPS
2.937% due 01/20/67 (~)(Ê) 942 80
Series 2017-H04 Class BI
Interest Only STRIPS
2.447% due 02/20/67 (~)(Ê) 4,378 337
Series 2017-H06 Class BI
Interest Only STRIPS
2.351% due 02/20/67 (~)(Ê) 3,990 245
Series 2017-H06 Class DI
Interest Only STRIPS
1.748% due 02/20/67 (~)(Ê) 5,466 278
Series 2017-H06 Class MI
Interest Only STRIPS
2.244% due 02/20/67 (~)(Ê) 1,466 95
Series 2017-H08 Class EI
Interest Only STRIPS
2.566% due 02/20/67 (~)(Ê) 2,732 145
Series 2017-H08 Class GI
Interest Only STRIPS
2.583% due 02/20/67 (~)(Ê) 769 71
Series 2017-H08 Class NI
Interest Only STRIPS
2.373% due 03/20/67 (~)(Ê) 4,091 211
Series 2017-H09 Class DI
Interest Only STRIPS
1.874% due 03/20/67 (~)(Ê) 2,211 134
Series 2017-H09 Class IO
Interest Only STRIPS
2.185% due 04/20/67 (~)(Ê) 5,077 276
Series 2017-H14 Class JI
Interest Only STRIPS
2.180% due 06/20/67 (~)(Ê) 1,584 137
Series 2017-H14 Class LI
Interest Only STRIPS
1.649% due 06/20/67 (~)(Ê) 2,930 178
Series 2017-H16 Class EI
Interest Only STRIPS
1.820% due 08/20/67 (~)(Ê) 4,245 211

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
390 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H16 Class FI
Interest Only STRIPS
2.371% due 08/20/67 (~)(Ê) 6,451 282
Series 2017-H16 Class IB
Interest Only STRIPS
1.834% due 08/20/67 (~)(Ê) 3,494 123
Series 2017-H16 Class IG
Interest Only STRIPS
1.825% due 07/20/67 (~)(Ê) 3,710 146
Series 2017-H16 Class IO
Interest Only STRIPS
1.905% due 08/20/67 (~)(Ê) 2,466 173
Series 2017-H16 Class JI
Interest Only STRIPS
2.108% due 08/20/67 (~)(Ê) 2,444 157
Series 2017-H18 Class CI
Interest Only STRIPS
2.248% due 09/20/67 (~)(Ê) 958 93
Series 2017-H18 Class FI
Interest Only STRIPS
2.408% due 09/20/67 (~)(Ê) 2,504 185
Series 2017-H19 Class MI
Interest Only STRIPS
2.051% due 04/20/67 (~)(Ê) 2,656 175
Series 2017-H20 Class AI
Interest Only STRIPS
2.336% due 10/20/67 (~)(Ê) 7,051 522
Series 2017-H20 Class HI
Interest Only STRIPS
2.305% due 10/20/67 (~)(Ê) 2,196 155
Series 2017-H20 Class JI
Interest Only STRIPS
1.668% due 09/20/67 (~)(Ê) 2,897 264
Series 2017-H21 Class DI
Interest Only STRIPS
1.934% due 10/20/67 (~)(Ê) 5,544 227
Series 2017-H22 Class GI
Interest Only STRIPS
2.471% due 10/20/67 (~)(Ê) 4,227 402
Series 2017-H25 Class IO
Interest Only STRIPS
2.263% due 11/20/67 (~)(Ê) 3,181 214
Series 2018-21 Class IN
Interest Only STRIPS
5.000% due 02/20/48 1,147 262
Series 2018-67 Class SC
Interest Only STRIPS
6.010% due 05/20/48 (USD 1 Month
LIBOR + 6.200%)(Ê) 1,320 156
Series 2018-72 Class IC
Interest Only STRIPS
4.000% due 05/20/45 1,192 169
Series 2018-89 Class LS
Interest Only STRIPS
6.010% due 06/20/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 2,035 242
Series 2018-91 Class SJ
Interest Only STRIPS
6.060% due 07/20/48 (USD 1 Month
LIBOR + 6.250%)(Ê) 1,616 191
Series 2018-127 Class IA
Interest Only STRIPS
3.500% due 04/20/42 80 7
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-127 Class ID
Interest Only STRIPS
5.000% due 07/20/45 1,136 159
Series 2018-H01 Class AI
Interest Only STRIPS
2.332% due 01/20/68 (~)(Ê) 1,074 59
Series 2018-H02 Class IM
Interest Only STRIPS
2.338% due 02/20/68 (~)(Ê) 2,685 227
Series 2018-H04 Class IO
Interest Only STRIPS
2.665% due 02/20/68 (~)(Ê) 1,399 111
Series 2018-H05 Class BI
Interest Only STRIPS
2.563% due 02/20/68 (~)(Ê) 1,985 154
Series 2018-H05 Class IE
Interest Only STRIPS
2.482% due 02/20/68 (~)(Ê) 5,164 424
Series 2018-H08 Class FI
Interest Only STRIPS
0.254% due 06/20/68 (~)(Ê) 2,339 161
Series 2018-H13 Class NI
Interest Only STRIPS
2.869% due 08/20/68 (~)(Ê) 2,580 173
Series 2019-6 Class SM
Interest Only STRIPS
5.860% due 01/20/49 (USD 1 Month
LIBOR + 6.050%)(Ê) 758 78
Series 2019-23 Class VS
Interest Only STRIPS
5.960% due 02/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 1,132 153
Series 2019-78 Class SJ
Interest Only STRIPS
5.860% due 06/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 74 7
Series 2019-78 Class SM
Interest Only STRIPS
5.910% due 06/20/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,055 114
Series 2019-83 Class JS
Interest Only STRIPS
5.910% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,612 193
Series 2019-90 Class SJ
Interest Only STRIPS
5.948% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,033 235
Series 2019-96 Class SY
Interest Only STRIPS
5.651% due 08/20/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,927 252
Series 2019-99 Class KS
Interest Only STRIPS
5.860% due 08/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 69 7
Series 2019-110 Class S
Interest Only STRIPS
5.860% due 09/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,601 227

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 391
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-123 Class SL
Interest Only STRIPS
5.960% due 10/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 1,479 131
Series 2019-137 Class GI
Interest Only STRIPS
4.000% due 11/20/49 1,068 172
Series 2019-143 Class HS
Interest Only STRIPS
5.860% due 09/20/49 (USD 1 Month
LIBOR + 6.050%)(Ê) 761 87
Series 2019-H15 Class CI
Interest Only STRIPS
1.617% due 07/20/69 (~)(Ê) 3,028 120
Series 2019-H15 Class MI
Interest Only STRIPS
1.801% due 09/20/69 (~)(Ê) 2,961 168
Series 2020-7 Class IB
Interest Only STRIPS
4.000% due 01/20/50 2,920 462
Series 2020-15 Class CS
Interest Only STRIPS
5.860% due 02/20/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 173 15
Series 2020-32 Class IA
Interest Only STRIPS
3.883% due 03/16/47 (~)(Ê) 1,762 287
Series 2020-32 Class IV
Interest Only STRIPS
3.000% due 03/20/50 1,398 170
Series 2020-46 Class MI
Interest Only STRIPS
4.000% due 04/20/50 957 156
Series 2020-47 Class SA
Interest Only STRIPS
5.813% due 05/20/44 (USD 1 Month
LIBOR + 6.000%)(Ê) 3,006 370
Series 2020-47 Class SG
Interest Only STRIPS
5.813% due 02/20/49 (USD 1 Month
LIBOR + 6.000%)(Ê) 2,306 258
Series 2020-79 Class DI
Interest Only STRIPS
3.500% due 06/20/50 3,373 576
Series 2020-84 Class ES
Interest Only STRIPS
6.004% due 06/20/50 (USD 1 Month
LIBOR + 6.150%)(Ê) 1,805 249
Series 2020-96 Class CS
Interest Only STRIPS
6.016% due 08/20/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,949 232
Series 2020-148 Class AI
Interest Only STRIPS
2.500% due 10/20/50 3,207 409
Series 2020-148 Class AS
Interest Only STRIPS
6.154% due 10/20/50 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 1,901 289
Series 2020-173 Class MI
Interest Only STRIPS
2.500% due 11/20/50 1,494 192
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-186 Class DI
Interest Only STRIPS
3.000% due 12/20/50 2,469 355
Series 2020-188 Class QI
Interest Only STRIPS
3.000% due 10/20/50 2,382 353
Series 2020-H02 Class AI
Interest Only STRIPS
1.652% due 01/20/70 (~)(Ê) 10,839 552
Series 2021-42 Class IG
Interest Only STRIPS
3.000% due 03/20/51 1,380 193
Series 2021-49 Class SB
Interest Only STRIPS
6.193% due 03/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 1,645 258
Series 2021-58 Class SA
Interest Only STRIPS
5.706% due 04/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 1,312 190
Series 2021-59 Class SQ
Interest Only STRIPS
6.184% due 04/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 1,571 183
Series 2021-59 Class SU
Interest Only STRIPS
6.184% due 04/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 2,240 338
Series 2021-77 Class IL
Interest Only STRIPS
3.000% due 07/20/50 1,314 175
Series 2021-77 Class SM
Interest Only STRIPS
6.199% due 05/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 1,188 180
Series 2021-78 Class IP
Interest Only STRIPS
3.000% due 05/20/51 4,007 533
Series 2021-97 Class QI
Interest Only STRIPS
3.000% due 06/20/51 3,092 431
Series 2021-162 Class IO
Interest Only STRIPS
4.000% due 09/20/51 2,987 379
Series 2021-176 Class IK
Interest Only STRIPS
5.500% due 10/20/51 1,861 295
Series 2021-209 Class TG
Interest Only STRIPS
4.500% due 11/20/51 3,556 450
Series 2021-214 Class DI
Interest Only STRIPS
3.500% due 12/20/51 2,311 314
Series 2021-H03 Class IM
Interest Only STRIPS
0.959% due 02/20/71 (~)(Ê) 8,340 245
Series 2021-H16 Class GI
Interest Only STRIPS
2.321% due 09/20/71 (~)(Ê) 3,482 216
Series 2022-23 Class UI
Interest Only STRIPS
5.000% due 02/20/52 1,430 229

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
392 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-45 Class DS
Interest Only STRIPS
5.650% due 11/20/49 (-1 x SOFR 30
Day Average + 5.700%)(Ê) 3,681 464
Series 2022-H01 Class BI
Interest Only STRIPS
2.194% due 12/20/71 (~)(Ê) 2,679 158
103,603
Non-US Bonds - 0.1%
Athora Netherlands NV
7.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 6.463%)(Ê)(ƒ) EUR 200 201
Bank of Ireland Group PLC
7.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 7.924%)(Ê)(ƒ) EUR 200 212
Iccrea Banca SpA
4.750% due 01/18/32 (EURIBOR
ICE Swap Rate + 4.829%)(Ê) EUR 200 168
581
Total Long-Term Investments
(cost $211,597) 203,727
Common Stocks - 42.3%
Consumer Discretionary - 4.3%
adidas AG 268 46
Advance Auto Parts, Inc. 282 55
Afya , Ltd. Class A (Æ) 7,431 78
Aisin Seiki Co., Ltd. 7,800 232
Alibaba Group Holding, Ltd. (Æ) 37,200 420
Amazon.com, Inc. (Æ) 10,840 1,464
Aoyama Trading Co., Ltd. 9,300 61
Autoliv , Inc. 4,908 422
AutoZone, Inc. (Æ) 28 60
Barnes & Noble Education, Inc. (Æ) 46,930 127
Best Buy Co., Inc. 809 62
BJ's Restaurants, Inc. (Æ) 18,436 433
Boyd Gaming Corp. 3,371 187
Cable One, Inc. 48 66
Carrols Restaurant Group, Inc. 69,000 172
Cary Group AB (Æ) 10,942 68
Charming Charlie, Inc. (Æ)(Š) 1,147,677 —
Charter Communications, Inc. Class
A (Æ) 129 56
China Tourism Group Duty Free Corp.,
Ltd. Class A 3,708 116
Cie Financiere Richemont SA Class A 1,250 151
Citizen Watch Co., Ltd. (Ñ) 59,500 261
Comcast Corp. Class A 6,471 243
Comet Holding AG 748 138
Costco Wholesale Corp. 142 77
Dana Holding Corp. 29,950 502
Davide Campari-Milano NV (Æ) 13,756 153
Dechra Pharmaceuticals PLC 3,970 179
Diageo PLC 2,380 113
Dollar General Corp. 296 74
Dollar Tree, Inc. (Æ) 840 139
DR Horton, Inc. 3,673 287
Ferrari NV 318 67
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Galaxy Entertainment Group, Ltd. 44,000 262
Games Workshop Group PLC 1,222 116
Garmin, Ltd. 533 52
Geely Automobile Holdings, Ltd. 94,000 187
Genuine Parts Co. 605 92
Goodyear Tire & Rubber Co. (The) (Æ) 25,277 310
Grand Canyon Education, Inc. (Æ) 825 79
Home Depot, Inc. (The) 393 118
Honda Motor Co., Ltd. 28,400 727
Hyundai Department Store Co., Ltd. 737 38
Industria de Diseno Textil SA 3,497 85
JD.com, Inc. Class A 5,200 155
JD.com, Inc.
-
ADR 1,522 91
Kering 329 189
Kia Corp. 3,442 216
Komeri Co., Ltd. 10,200 205
K's Holdings Corp. 11,900 120
Kuaishou Technology (Æ)(Þ) 23,700 240
Kweichow Moutai Co., Ltd. Class A 1,100 311
La Francaise des Jeux SAEM (Þ) 1,706 61
Lennar Corp. Class A 851 72
Li Auto, Inc. Class A (Æ) 7,800 128
Li Auto, Inc.
-
ADR (Æ) 1,688 55
Liberty SiriusXM Group Class C (Æ) 1,569 62
LKQ Corp. 1,613 88
Lowe's Cos., Inc. 315 60
LVMH Moet Hennessy Louis Vuitton
SE
-
ADR 232 161
Meituan Class B (Æ)(Þ) 12,400 281
MercadoLibre , Inc. (Æ) 407 331
Michelin (CGDE) 14,115 395
Midea Group Co., Ltd. Class A 11,900 97
MIPS AB 608 32
Moncler SpA 4,964 249
Netflix, Inc. (Æ) 1,604 361
Next PLC 5,892 491
Nike, Inc. Class B 3,000 345
NIO, Inc.
-
ADR (Æ) 12,108 239
NVR, Inc. (Æ) 10 44
Omnicom Group, Inc. 803 56
O'Reilly Automotive, Inc. (Æ) 111 78
Oriental Holdings BHD 40,774 61
Pernod Ricard SA 1,266 249
Pinduoduo , Inc.
-
ADR (Æ) 8,234 404
Poshmark , Inc. Class A (Æ) 51,947 561
PulteGroup, Inc. 1,743 76
RELX PLC 2,072 61
Sands China, Ltd. (Æ) 79,600 188
Santos Brasil Participacoes SA 54,800 69
SEB SA 603 51
Service Corp. International 929 69
SGS SA 17 42
Spectris PLC 7,463 284
Subaru Corp. 6,900 121
Sumitomo Electric Industries, Ltd. 47,300 527
Target Corp. 337 55
Techtronic Industries Co., Ltd. 4,500 50
Teleperformance
-
GDR 1,253 419
Tencent Holdings, Ltd. 16,200 637
Tencent Holdings, Ltd.
-
ADR (Ñ) 2,847 110

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 393
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Toyota Industries Corp. 1,500 91
United Arrows, Ltd. 7,900 104
Wacoal Holdings Corp. 6,900 112
Walmart, Inc. 684 90
Walt Disney Co. (The) (Æ) 5,382 571
Weichai Power Co., Ltd. Class H 72,000 103
Xebio Holdings Co., Ltd. 11,700 81
Yamada Holdings Co., Ltd. 68,600 247
Zillow Group, Inc. Class A (Æ) 5,965 209
19,430
Consumer Staples - 1.4%
Adecoagro SA 51,713 424
Altria Group, Inc. 1,219 53
Archer-Daniels-Midland Co. 1,418 117
Astarta Holding NV (Æ) 9,426 49
Barry Callebaut AG 27 60
Campbell Soup Co. 1,362 67
Chocoladefabriken Lindt & Spruengli
AG 10 110
Church & Dwight Co., Inc. 721 63
Clorox Co. (The) 413 59
Coca-Cola Co. (The) 1,004 64
Colgate-Palmolive Co. 1,350 106
ConAgra Foods, Inc. 1,946 67
CVS Health Corp. 1,753 168
Dino Polska SA (Æ)(Þ) 2,796 219
Essity Aktiebolag Class B 2,396 61
First Pacific Co., Ltd. 226,000 90
First Resources, Ltd. 105,400 106
Fujian Sunner Development Co., Ltd.
Class A 48,600 143
General Mills, Inc. 887 66
Golden Agri-Resources, Ltd. 1,476,920 279
Haleon PLC (Æ) 5,393 19
Heineken NV 889 88
Henkel AG & Co. KGaA 1,228 77
Inner Mongolia Yili Industrial Group
Co., Ltd. Class A 39,100 208
JM Smucker Co. (The) 487 64
Kao Corp. 15,200 663
Kato Sangyo Co., Ltd. 3,200 79
Kernel Holding SA (Ñ) 18,456 104
Kimberly-Clark Corp. 710 94
Kirin Holdings Co., Ltd. 45,800 753
Koninklijke Ahold Delhaize NV 3,126 86
Kraft Heinz Co. (The) 1,490 55
Kroger Co. (The) 1,280 59
Lenta PLC
-
GDR (Æ)(Š) 130,305 —
L'Oreal SA 130 49
Mondelez International, Inc. Class A 1,094 70
Morinaga Milk Industry Co., Ltd. 2,200 81
PepsiCo, Inc. 428 75
Philip Morris International, Inc. 991 96
Procter & Gamble Co. (The) 1,302 181
Reynolds Consumer Products, Inc. 2,113 61
Thai Beverage PCL 509,400 238
Tsingtao Brewery Co., Ltd. Class H 26,000 255
Tyson Foods, Inc. Class A 807 71
Unilever PLC 2,428 118
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Walgreens Boots Alliance, Inc. 1,604 64
WH Group, Ltd. (Þ) 180,500 137
6,216
Energy - 1.4%
AltaGas , Ltd.
-
ADR 3,947 88
Cenovus Energy, Inc. 16,042 306
Chevron Corp. 1,870 306
EOG Resources, Inc. 454 50
Exxon Mobil Corp. 3,030 294
Fission Uranium Corp. (Æ) 151,461 89
Ganfeng Lithium Co., Ltd. Class H (Þ) 15,960 145
Gazprom PJSC(Æ) (Š) 376,946 —
Green Plains, Inc. (Æ) 10,028 361
GS Holdings Corp. 1,036 33
Japan Petroleum Exploration Co., Ltd. 4,300 113
Kinder Morgan, Inc. 6,541 118
LONGi Green Energy Technology Co.,
Ltd. Class A 7,400 68
Marathon Petroleum Corp. 558 51
NAC Kazatomprom JSC
-
GDR 13,824 414
NexTier Oilfield Solutions, Inc. (Æ) 63,346 632
Ningbo Ronbay New Energy Technology
Co., Ltd. Class A 9,807 203
ONEOK, Inc. 1,009 60
Petroleo Brasileiro SA
-
ADR 31,499 450
Range Resources Corp. 7,705 255
Reliance Industries, Ltd.
-
GDR (Þ) 8,865 561
Riyue Heavy Industry Co., Ltd. Class A 32,500 122
Schneider Electric SE 524 73
Shell PLC 3,014 81
Shenzhen Senior Technology Material
Co., Ltd. Class A 22,400 95
SM Energy Co. 15,575 642
Southwestern Energy Co. (Æ) 40,516 286
Targa Resources Corp. 3,139 217
TotalEnergies SE 1,760 90
Tullow Oil PLC (Æ) 110,116 69
Williams Cos., Inc. (The) 1,529 52
6,324
Financial Services - 14.6%
Aedifica SA (ö) 2,723 283
Aflac, Inc. 1,680 96
AIA Group, Ltd. 49,000 495
Aldar Properties PJSC 40,830 55
Allianz SE 346 63
Allied Properties Real Estate Investment
Trust (ö) 19,524 521
Allstate Corp. (The) 553 65
Alpha Services and Holdings SA 165,270 147
American Express Co. 353 54
American Homes 4 Rent Class A (ö) 1,542 58
American Tower Corp. (ö) 808 219
Americold Realty Trust, Inc. (ö) 22,586 740
Apartment Income REIT Corp. (ö) 9,579 434
Apple Hospitality REIT, Inc. (ö) 41,578 694
Arch Capital Group, Ltd. (Æ) 1,346 60
Argan SA (ö) 2,021 206

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
394 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ascendas Real Estate Investment Trust
(ö) 73,400 158
Assicurazioni Generali SpA 3,355 50
Assura PLC (ö) 280,873 236
Assurant, Inc. 341 60
AvalonBay Communities, Inc. (ö) 258 55
Axis Bank, Ltd.
-
GDR 3,411 157
Axis Capital Holdings, Ltd. 10,137 512
Baloise Holding AG 320 51
Banco Bradesco SA
-
ADR 33,407 111
Banco do Brasil SA 7,400 51
Bank Central Asia Tbk PT 574,700 286
Bank Mandiri Persero Tbk PT 519,600 291
Bank of America Corp. 10,201 345
Bank of Ireland Group PLC 41,621 238
Bank of New York Mellon Corp. (The) 1,368 59
Bank Rakyat Indonesia Persero Tbk PT 1,423,800 420
BDO Unibank , Inc. 43,130 94
Berkshire Hathaway, Inc. Class B (Æ) 1,215 365
Big Yellow Group PLC (ö) 4,722 82
BlackRock, Inc. Class A 94 63
Blackstone Group, Inc. (The) Class A 5,662 578
Blucora , Inc. (Æ) 21,610 432
BNP Paribas SA 3,870 183
BOC Hong Kong Holdings, Ltd. 49,500 179
British Land Co. PLC (The) (ö) 54,366 327
Brixmor Property Group, Inc. (ö) 9,999 232
Camden Property Trust (ö) 5,790 817
Capitaland Investment, Ltd. 173,600 494
Castellum AB 7,644 123
Catena AB 6,482 298
CBRE Group, Inc. Class A 1,203 103
Chailease Holding Co., Ltd. 24,000 170
Charles Schwab Corp. (The) 10,263 709
Charter Hall Group
-
ADR (ö) 64,561 578
China Common Rich Renewable Energy
Investments, Ltd. (Æ)(Š) 205,123 —
Chubb, Ltd. 563 106
Citigroup, Inc. 5,359 278
CK Asset Holdings, Ltd. 51,000 361
CME Group, Inc. Class A 544 109
Covivio (ö) 809 51
Credicorp , Ltd. 1,163 150
Credit Saison Co., Ltd. 36,600 467
Crown Castle International Corp. (ö) 347 63
CubeSmart (ö) 1,232 57
Dai-ichi Life Holdings, Inc. 30,600 530
Daiwa House REIT Investment Corp. (ö) 119 287
DBS Group Holdings, Ltd. 7,100 162
Dexus Property Group (ö) 65,366 436
Digital Realty Trust, Inc. (ö) 13,879 1,837
Duke Realty Corp. (ö) 19,802 1,239
Dundee Corp. Class A (Æ) 39,139 42
East Money Information Co., Ltd. Class
A 74,760 248
Equinix , Inc. (Æ)(ö) 1,435 1,010
Equities AB 8,005 219
Equity LifeStyle Properties, Inc. Class
A (ö) 791 58
Equity Residential (ö) 708 56
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ESR Cayman, Ltd. (Þ) 71,000 184
Essex Property Trust, Inc. (ö) 2,827 810
Etalon Group PLC
-
GDR (Š) 267,238 —
Eurobank Ergasias SA (Æ) 111,915 103
Eurocommercial Properties (ö) 4,630 105
Extra Space Storage, Inc. (ö) 6,915 1,311
EZCORP, Inc. Class A (Æ) 69,334 557
Fastighets AB Balder (Æ) 10,752 69
Fidelity National Financial, Inc. 870 35
First American Financial Corp. 1,004 58
First Foundation, Inc. 19,833 413
First Republic Bank 414 67
Frasers Logistics & Commercial Trust (ö) 285,600 298
Gaming and Leisure Properties, Inc. (ö) 1,309 68
Globe Life, Inc. (Æ) 641 65
GLP J-REIT (ö) 386 508
Goldman Sachs Group, Inc. (The) 197 66
Goodman Group (ö) 20,011 291
Grainger PLC 51,035 185
Groupe Bruxelles Lambert SA 685 61
Grupo Financiero Banorte SAB de CV
Class O 34,900 199
Hachijuni Bank, Ltd. (The) 53,400 198
Halyk Savings Bank of Kazakhstan JSC
-
GDR (Æ) 8,089 76
Hana Financial Group, Inc. 10,754 307
Hannover Rueck SE 668 94
Hanover Insurance Group, Inc. (The) 516 70
Hartford Financial Services Group, Inc. 1,030 66
HDFC Bank, Ltd.
-
ADR 1,518 95
Healthcare Realty Trust, Inc. (ö) 8,092 212
Healthpeak Properties, Inc. (ö) 33,821 934
Highwoods Properties, Inc. (ö) 9,966 354
Hirogin Holdings, Inc. 23,300 107
Hongkong Land Holdings, Ltd. 47,300 246
Host Hotels & Resorts, Inc. (ö) 31,728 565
HSBC Holdings PLC 14,346 90
Icade SA (ö) 2,668 134
ICICI Bank, Ltd.
-
ADR 37,065 770
Ingenia Communities Group (Æ) 42,760 139
Invitation Homes, Inc. (ö) 50,654 1,976
Itau Unibanco Holding SA
-
ADR 46,487 209
Japan Retail Fund Investment Corp. (ö) 580 472
Jones Lang LaSalle, Inc. (Æ) 2,416 461
JPMorgan Chase & Co. 1,873 216
Kasikornbank PCL 34,400 138
KB Financial Group, Inc. 4,638 173
Kenedix Office Investment Corp. Class
A (ö) 39 210
Keppel REIT (ö) 317,500 255
Kimco Realty Corp. (ö) 29,863 660
KKR & Co., Inc. Class A 6,142 341
Klepierre SA
-
GDR (ö) 19,424 433
Korean Reinsurance Co. 6,555 45
Lamar Advertising Co. Class A (ö) 567 57
LEG Immobilien SE 1,402 127
Link Real Estate Investment Trust (ö) 90,630 760
London Stock Exchange Group PLC 2,662 260
LSR Group PJSC (Æ)(Š) 25,878 —
LX Holdings Corp. (Æ) 1,079 7

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 395
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LXI REIT PLC (ö) 57,783 105
M&T Bank Corp. 1,006 179
Marsh & McLennan Cos., Inc. 770 126
MasterCard, Inc. Class A 2,046 724
Mid-America Apartment Communities,
Inc. (ö) 1,682 312
Mirvac Group (ö) 86,071 130
Mitsubishi Estate Co., Ltd. 50,400 751
Mitsubishi UFJ Financial Group, Inc. 71,300 402
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 23,400 113
Mitsui Fudosan Co., Ltd. 40,500 906
Mitsui Fudosan Logistics Park, Inc. (ö) 11 43
Morgan Stanley 781 66
Moscow Exchange MICEX-RTS
PJSC (Æ)(Š) 181,547 —
MS&AD Insurance Group Holdings, Inc. 8,400 272
NatWest Group PLC 97,584 296
Nippon Building Fund, Inc. (ö) 59 313
Nishi-Nippon Financial Holdings, Inc. 27,500 153
NMI Holdings, Inc. Class A (Æ) 33,472 634
Nomura Holdings, Inc. 38,000 145
Nomura Real Estate Holdings, Inc. 12,300 299
Nomura Real Estate Master Fund,
Inc. (Æ)(ö) 342 428
North Pacific Bank, Ltd. 49,000 84
Northern Trust Corp. 612 61
Orix JREIT, Inc. (ö) 225 323
OTP Bank PLC 6,101 125
Parkway Life Real Estate Investment
Trust (Æ)(ö) 103,600 360
Partners Group Holding AG 108 118
Ping An Insurance Group Co. of China,
Ltd. Class H 80,500 476
PNC Financial Services Group, Inc.
(The) 372 62
Popular, Inc. 5,188 403
Poste Italiane SpA (Þ) 5,882 50
Principal Financial Group, Inc. 1,034 69
Progressive Corp. (The) 700 81
Prologis, Inc. (ö) 19,931 2,641
Public Storage (ö) 5,590 1,824
QuakeSafe Technologies Co., Ltd. Class
A 9,564 84
Raymond James Financial, Inc. 729 72
Realty Income Corp. (ö) 23,350 1,728
Resona Holdings, Inc. 52,100 202
Rexford Industrial Realty, Inc. (ö) 1,396 91
Safestore Holdings PLC (ö) 29,920 416
Sampo OYJ Class A 1,357 59
SBA Communications Corp. (ö) 128 43
Sberbank of Russia PJSC (Æ)(Š) 169,110 —
Sculptor Capital Management, Inc. 32,578 320
Segro PLC (ö) 60,429 810
Simon Property Group, Inc. (ö) 13,790 1,498
Sirius Real Estate, Ltd. 208,550 243
Spirit Realty Capital, Inc. (ö) 7,197 319
Sprott , Inc. 1,700 64
STORE Capital Corp. (ö) 3,374 98
Sumitomo Mitsui Financial Group, Inc. 25,400 796
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sumitomo Mitsui Trust Holdings, Inc. 19,000 623
Sun Communities, Inc. (ö) 5,502 902
Sun Hung Kai Properties, Ltd. 59,500 712
Swiss Life Holding AG 105 56
Swiss Prime Site AG Class A 642 58
Swiss Re AG 2,958 223
Tokyo Tatemono Co., Ltd. 12,000 177
Travelers Cos., Inc. (The) 418 66
Truist Financial Corp. 1,205 61
UBS Group AG 16,507 270
UDR, Inc. (ö) 25,525 1,235
Unibail - Rodamco -Westfield (Æ)(ö) 1,832 104
UNITE Group PLC (The) (ö) 15,655 223
United Urban Investment Corp. (ö) 188 205
US Bancorp 1,494 71
VGP NV 796 140
VICI Properties, Inc. (ö) 1,975 68
Visa, Inc. Class A 859 182
Vonovia SE 39,511 1,312
VTB Bank PJSC (Æ)(Š) 716,250,000 —
W.R. Berkley Corp. 937 59
Wells Fargo & Co. 3,056 134
Welltower , Inc. (ö) 18,597 1,606
Weyerhaeuser Co. (ö) 2,291 83
Wharf Real Estate Investment Co., Ltd. 32,000 142
Wihlborgs Fastigheter AB 14,883 126
Workspace Group PLC (ö) 19,348 139
WP Carey, Inc. (ö) 699 62
Yellow Cake PLC (Æ)(Þ) 30,790 141
Yoma Strategic Holdings, Ltd. (Æ) 535,582 52
Zurich Insurance Group AG 150 65
66,787
Health Care - 2.6%
Abbott Laboratories 543 59
AbbVie, Inc. 912 131
AmerisourceBergen Corp. Class A 401 59
Amgen, Inc. 355 88
Anthem, Inc. (Æ) 363 173
Apollo Endosurgery , Inc. (Æ)(Ñ) 36,134 203
AstraZeneca PLC 2,793 367
Bangkok Dusit Medical Services PCL 334,200 243
Becton, Dickinson and Co. 298 73
Biogen, Inc. (Æ) 487 105
Bristol-Myers Squibb Co. 1,642 121
Centene Corp. (Æ) 1,198 111
ChemoMetec A/S 1,769 211
Cigna Corp. 592 163
ConvaTec Group PLC (Þ) 148,348 414
Cooper Cos., Inc. (The) 198 65
Eli Lilly & Co. 342 113
Eurofins Scientific SE 553 43
Evotec SE (Æ) 4,406 114
Fresenius Medical Care AG & Co. 1,096 40
Gilead Sciences, Inc. 1,667 100
GSK Finance No. 3 PLC 4,314 91
H.U. Group Holdings, Inc. 4,600 110
Hapvida Participacoes e Investimentos
SA (Þ) 122,900 146
Henry Schein, Inc. (Æ) 743 59

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
396 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Humana, Inc. 193 93
Illumina, Inc. (Æ) 1,165 252
Intuitive Surgical, Inc. (Æ) 2,008 462
Japan Lifeline Co., Ltd. 18,600 138
Johnson & Johnson 1,627 284
KYORIN Holdings, Inc. 18,900 256
Laboratory Corp. of America Holdings 258 68
Lifco AB (Æ) 3,467 68
Lonza Group AG 486 296
McKesson Corp. 199 68
Medtronic PLC 513 47
Merck & Co., Inc. 2 , 522 291
Novartis AG 1,729 149
Novo Nordisk A/S Class B 4,792 564
Pacira BioSciences , Inc. (Æ) 12,612 712
Pfizer, Inc. 5,001 253
Pharmaron Beijing Co., Ltd. Class H (Þ) 13,650 112
PolyPeptide Group AG (Þ) 1,840 87
Recordati SpA 1,491 66
Regeneron Pharmaceuticals, Inc. (Æ) 181 105
Roche Holding AG 688 239
Samsung Biologics Co., Ltd. (Æ)(Þ) 549 365
Sanofi
-
ADR 925 92
Sawai Group Holdings Co., Ltd. 5,300 172
Shanghai MicroPort MedBot Group Co.,
Ltd. (Æ) 18,500 80
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A 5,600 241
Siemens Healthineers AG (Þ) 4,476 229
Sinopharm Group Co., Ltd. Class H 21,200 49
Straumann Holding AG 1,445 196
Suzuken Co., Ltd. 12,500 344
Takeda Pharmaceutical Co., Ltd. 18,300 538
Teladoc Health, Inc. (Æ) 5,667 209
Toho Holdings Co., Ltd. 14,300 219
United Therapeutics Corp. (Æ) 452 104
UnitedHealth Group, Inc. 582 316
Universal Health Services, Inc. Class B 498 56
West Pharmaceutical Services, Inc. 132 45
WuXi AppTec Co., Ltd. Class H (Þ) 9,400 114
Zai Lab, Ltd.
-
ADR (Æ) 5,957 241
Zoetis, Inc. Class A 991 181
11,803
Materials and Processing - 3.8%
AddTech AB Class B 6,240 107
Air Liquide SA Class A 583 80
Akzo Nobel NV 843 57
Aluminum Corp. of China, Ltd. Class H 528,000 194
Amcor PLC 5,431 70
Anglo American PLC 6,568 237
AngloGold Ashanti, Ltd.
-
ADR 14,844 218
Anhui Conch Cement Co., Ltd. Class H 41,500 165
AptarGroup, Inc. 570 61
ArcelorMittal SA (Æ) 12,531 308
Artemis Gold, Inc. (Æ) 30,932 123
Atlas Arteria, Ltd. 33,661 183
Ball Corp. 779 57
Baoshan Iron & Steel Co., Ltd. Class A 188,200 159
Bear Creek Mining Corp. (Æ) 65,338 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Berry Plastics Group, Inc. (Æ) 1,052 61
Brenntag SE 925 65
Cameco Corp. Class A 11,258 290
Capstone Copper Corp. (Æ) 46,730 105
Celanese Corp. Class A 393 46
Cemex SAB de CV
-
ADR (Æ) 39,871 160
Centerra Gold, Inc. 22,073 137
China Youran Dairy Group, Ltd. (Æ)(Þ) 105,000 38
Chr Hansen Holding A/S 813 53
Constellium SE (Æ) 5,859 86
Copart , Inc. (Æ) 699 90
CRH PLC 8,884 340
Dow, Inc. 942 50
DuPont de Nemours, Inc. 933 57
EMS- Chemie Holding AG 72 57
Endeavour Mining PLC 3,837 75
First Quantum Minerals, Ltd. 16,698 305
Freeport-McMoRan, Inc. 7,022 222
Fresnillo PLC 13,928 125
Gabriel Resources, Ltd. (Æ) 932,697 149
Geberit AG 74 39
Getlink SE 21,562 431
Givaudan SA 24 84
Gold Fields, Ltd.
-
ADR 10,259 96
Gold Fields, Ltd.
-
ADR (Ñ) 20,035 184
Graphic Packaging Holding Co. 3,032 67
Guangdong Wens Foodstuff Group Co.,
Ltd. Class A (Æ) 18,400 66
Harmony Gold Mining Co., Ltd.
-
ADR (Ñ) 89,627 293
Hokuetsu Corp. 19,800 104
IAMGOLD Corp. (Æ) 97,745 162
Impala Platinum Holdings, Ltd. 19,295 215
International Flavors & Fragrances, Inc. 526 65
International Paper Co. 1,395 60
International Tower Hill Mines, Ltd. (Æ) 41,509 26
Ivanhoe Mines, Ltd. Class A (Æ) 46,173 287
JFE Holdings, Inc. 25,900 290
Koninklijke DSM NV 1,401 225
Kuraray Co., Ltd. 27,500 220
Lanxess AG 1,098 40
LG Chem , Ltd. 378 176
Linde PLC 385 116
LyondellBasell Industries NV Class A 808 72
MHP SE
-
GDR 29,675 127
Muyuan Foods Co., Ltd. Class A 26,000 231
Newcrest Mining, Ltd. 54,921 748
Newmont Corp. 927 42
NexGen Energy, Ltd. (Æ) 34,593 151
Nine Dragons Paper Holdings, Ltd. 140,000 116
Nippon Steel Corp. 50,000 744
Northern Dynasty Minerals, Ltd. (Æ)(Ñ) 254,503 81
NOVAGOLD Resources, Inc. (Æ) 18,859 92
NSK, Ltd. 91,600 514
Oji Holdings Corp. 15,900 66
Packaging Corp. of America 395 56
Pan American Silver Corp. 8,052 164
Perpetua Resources Corp. (Æ) 12,446 34
Polyus PJSC
-
GDR(Æ) (Š) 11,553 —
PPG Industries, Inc. 501 65

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 397
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Reliance Steel & Aluminum Co. 412 78
Royal Gold, Inc. 2,763 289
Sabina Gold & Silver Corp. (Æ) 96,711 90
Seabridge Gold, Inc. (Æ) 18,209 250
Sealed Air Corp. 980 60
Semen Indonesia Persero Tbk PT 255,500 113
Sherwin-Williams Co. (The) 232 56
Shin-Etsu Chemical Co., Ltd. 400 51
Siemens AG 333 37
Sika AG 585 145
Silgan Holdings, Inc. 1,445 64
Sociedad Quimica y Minera de Chile
SA
-
ADR 3,965 390
Symrise AG 557 65
Ternium SA
-
ADR 977 35
Tianqi Lithium Corp. Class H (Æ) 8,400 86
Toagosei Co., Ltd. 10,900 85
Toray Industries, Inc. 126,200 694
Tronox Holdings PLC Class A 46,270 722
Trusco Nakayama Corp. 4,000 57
Turquoise Hill Resources, Ltd. (Æ) 18,635 487
Univar Solutions, Inc.
-
ADR (Æ) 33,429 905
UPM- Kymmene OYJ 1,866 59
Vale SA Class B
-
ADR 19,875 268
Valvoline, Inc. 20,126 648
Venator Materials PLC (Æ) 75,242 129
Western Copper & Gold Corp. (Æ) 24,523 35
Westrock Co. 1,281 54
Wheaton Precious Metals Corp. 8,431 289
Zijin Mining Group Co., Ltd. Class H 134,000 158
17,523
Producer Durables - 5.6%
3M Co. 682 98
Adyen NV (Æ)(Þ) 172 310
Aena SME SA (Æ)(Þ) 2,933 371
Aeroports de Paris (Æ) 670 92
Air China, Ltd. Class H (Æ) 160,000 126
Airbus Group SE 3,713 402
Allfunds Group PLC 18,519 156
Altra Industrial Motion Corp. 23,412 976
Astec Industries, Inc. 7,472 367
Atlantia SpA 15,665 362
Auckland International Airport, Ltd. (Æ) 52,673 248
Avery Dennison Corp. 362 69
Azul SA
-
ADR (Æ) 12,247 83
BAE Systems PLC 32,652 307
Block, Inc. Class A (Æ) 3,297 251
Bouygues SA
-
ADR 1,787 54
CAE, Inc. (Æ) 2,219 59
Canadian National Railway Co. 447 57
Cathay Pacific Airways, Ltd. (Æ) 125,000 130
Cellnex Telecom SA (Þ) 12,245 548
CH Robinson Worldwide, Inc. 804 89
Charoen Pokphand Foods PCL 265,300 183
CK Hutchison Holdings, Ltd. Class B 31,000 206
COSCO SHIPPING Ports, Ltd. 118,000 88
CSX Corp. 14,052 454
Cummins, Inc. 433 96
Danaher Corp. 473 138
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Danone SA 9,223 509
DL E&C Co., Ltd. 949 30
Doosan Fuel Cell Co., Ltd. (Æ) 1,413 36
DSV A/S 1,227 206
East Japan Railway Co. 5,500 288
Eaton Corp. PLC 57 8
Eiffage SA 629 59
Epiroc AB Class A 13,654 243
Equinox Gold Corp. (Æ)(Ñ) 60,264 269
Expeditors International of Washington,
Inc. 593 63
Experian PLC 1,819 64
FedEx Corp. 643 150
Flughafen Zurich AG (Æ) 811 135
Fukuda Corp. 1,200 45
Full Truck Alliance Co., Ltd.
-
ADR (Æ) 5,594 47
General Dynamics Corp. 626 142
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 14,170 86
Grupo Aeroportuario del Pacifico SAB
de CV
-
ADR 713 96
Grupo Aeroportuario del Pacifico SAB
de CV Class B 8,366 113
Guangshen Railway Co., Ltd. Class
H (Æ) 396,000 67
Hankook Technology Group Co., Ltd. 10,015 95
Hi Sun Technology China, Ltd. (Æ) 333,000 40
Hitachi, Ltd. 4,100 208
Honeywell International, Inc. 510 98
ICF International, Inc. 4,325 408
International Consolidated Airlines
Group SA (Æ)(Ñ) 59,174 86
International Container Terminal
Services, Inc. 9,230 33
Japan Airport Terminal Co., Ltd. (Æ) 3,000 118
JB Hunt Transport Services, Inc. 366 67
JGC Holdings Corp. 41,200 507
JTEKT Corp. 36,600 271
Kajima Corp. 30,500 348
Kamigumi Co., Ltd. 6,800 138
Kerry Group PLC Class A 469 50
Kirby Corp. (Æ) 13,296 843
Knight-Swift Transportation Holdings,
Inc. (Æ) 1,290 71
Kone OYJ Class B 498 23
Kyowa Exeo Corp. 8,200 138
L3Harris Technologies, Inc. 262 63
Landstar System, Inc. 426 67
Larsen & Toubro, Ltd.
-
GDR 17,224 397
Latham Group, Inc. (Æ) 46,245 254
Lockheed Martin Corp. 312 129
Luks Group Vietnam Holdings Co., Ltd. 266,000 40
Meitec Corp. 7,500 142
Mitsubishi Corp. 11,500 342
Mitsui & Co., Ltd. 8,400 185
Monde Nissin Corp. (Æ)(Þ) 180,500 47
Nestle SA 2,563 315
NH Foods, Ltd. 6,100 185
Norfolk Southern Corp. 247 62
Northrop Grumman Corp. 142 68

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
398 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Obayashi Corp. 18,300 135
Old Dominion Freight Line, Inc. 345 105
Organo Corp. 800 56
Orient Overseas International, Ltd. 9,000 314
OSG Corp. 13,800 189
PACCAR, Inc. 713 65
Pacific Basin Shipping, Ltd. 454,000 217
Park24 Co., Ltd. (Æ) 13,800 194
PayPal Holdings, Inc. (Æ) 4,022 348
Pyeong Hwa Automotive Co., Ltd. 5,853 35
Qube Holdings, Ltd. 61,343 119
Real Alloy (Æ)(Š) 42 2,839
Roper Technologies, Inc. 133 58
Ryanair Holdings PLC
-
ADR (Æ) 4,215 308
S&P Global, Inc. 475 179
Schindler Holding AG 325 63
Seiko Epson Corp. 24,400 366
Seino Holdings Co., Ltd. 27,000 224
Shanghai Electric Group Co., Ltd. Class
H (Æ) 342,000 86
Shanghai International Airport Co., Ltd.
Class A (Æ) 25,900 199
Sight Sciences, Inc. (Æ) 34,815 323
Snap-on, Inc. 282 63
Southwest Gas Holdings, Inc. 1,215 106
Spirit AeroSystems Holdings, Inc. Class
A 10,535 346
Stanley Electric Co., Ltd. 15,200 267
Stolt-Nielsen, Ltd. Class A 5,414 116
Sumitomo Heavy Industries, Ltd. 7,500 171
Suofeiya Home Collection Co., Ltd.
Class A 37,600 100
Tachi -S Co., Ltd. Class S 3,300 29
Teledyne Technologies, Inc. (Æ) 136 53
Transurban Group
-
ADR (Æ) 44,511 452
TreeHouse Foods, Inc. (Æ) 4,803 209
Trelleborg AB Class B 21,997 540
Tsakos Energy Navigation, Ltd. 4,160 51
Union Pacific Corp. 443 101
Vectrus , Inc. (Æ) 8,435 280
Vinci SA 1,158 111
Waste Management, Inc. 916 151
Weir Group PLC (The) 25,682 525
West Japan Railway Co. 4,500 165
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A 31,300 278
Zhejiang Expressway Co., Ltd. Class H 44,000 35
25,385
Technology - 5.9%
Accenture PLC Class A 553 169
Activision Blizzard, Inc. 813 65
Adobe, Inc. (Æ) 1,248 512
Allegion PLC 542 57
Alphabet, Inc. Class A (Æ) 9,240 1,075
Alphabet, Inc. Class C (Æ) 7,140 833
Alps Alpine Co., Ltd. 16,800 175
Amdocs, Ltd. 788 69
ams AG (Æ) 24,560 203
Analog Devices, Inc. 525 90
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ansys , Inc. (Æ) 167 47
Apple, Inc. 12,941 2,102
Applied Materials, Inc. 492 52
Arrow Electronics, Inc. (Æ) 508 65
ASML Holding NV 625 359
Autodesk, Inc. (Æ) 2,130 461
AutoStore Holdings, Ltd. (Æ)(Þ) 53,875 100
Avnet, Inc. 1,522 73
Baidu, Inc. Class A (Æ) 9,700 166
BE Semiconductor Industries NV 2,634 141
Bechtle AG 3,645 168
Booking Holdings, Inc. (Æ) 258 499
CACI International, Inc. Class A (Æ) 240 73
Cisco Systems, Inc. 3,587 163
Cognizant Technology Solutions Corp.
Class A 1,379 94
Corning, Inc. 2,403 88
Cosel Co., Ltd. 9,400 61
Eizo Corp. 3,100 87
Electronic Arts, Inc. 2,299 302
F5, Inc. (Æ) 376 63
Fanuc Corp. 4,300 743
Fidelity National Information Services,
Inc. 1,610 164
Five9, Inc. (Æ) 1,171 127
Fortnox AB 29,065 166
Hewlett Packard Enterprise Co. 4,423 63
Hon Hai Precision Industry Co., Ltd. 87,000 317
HP, Inc. (Æ) 3,328 111
Icom , Inc. 2,300 45
Infineon Technologies AG
-
ADR 7,057 192
Infosys, Ltd.
-
ADR 15,494 302
Intel Corp. 6,762 246
International Business Machines Corp. 1,365 179
Intuit, Inc. 283 129
Juniper Networks, Inc. 1,878 53
KBR, Inc. 11,077 590
LG Corp. Class H 3,918 245
Mabuchi Motor Co., Ltd. 9,100 260
Maxar Technologies, Inc. 31,888 876
MediaTek , Inc. 9,000 207
Meta Platforms, Inc. Class A (Æ) 3,900 620
Micron Technology, Inc. 2,088 129
Microsoft Corp. 6,855 1,924
Momentive Global, Inc. (Æ) 20,892 181
Motorola Solutions, Inc. 287 68
Netcompany Group A/S (Æ)(Þ) 1,826 102
NetEase , Inc. 16,200 301
NetScout Systems, Inc. (Æ) 7,302 260
NVIDIA Corp. 2,066 375
ON24, Inc. (Æ) 48,021 461
Oracle Corp. 846 66
Otsuka Corp. 13,700 428
Philips Lighting NV (Þ) 7,700 251
Pinterest, Inc. Class A (Æ) 20,045 390
Qorvo , Inc. (Æ) 777 81
Rambus, Inc. (Æ) 36,680 927
Raytheon Technologies Corp. (Æ) 1,036 97
RingCentral, Inc. Class A (Æ) 6,319 313
Sage Group PLC (The) 44,834 386

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 399
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Samsung Electronics Co., Ltd. 10,528 499
SAP SE
-
ADR 1,135 105
ServiceNow , Inc. (Æ) 794 355
SES SA 7,866 59
Shopify, Inc. Class A (Æ) 10,773 375
Singapore Telecommunications, Ltd. 111,000 210
SK Hynix, Inc. 7,092 536
SMART Global Holdings, Inc. (Æ) 18,828 369
Snap, Inc. Class A (Æ) 25,075 248
Softcat PLC 11,712 201
Taiwan Semiconductor Manufacturing
Co., Ltd. 86,000 1,473
Taiwan Semiconductor Manufacturing
Co., Ltd.
-
ADR 2,503 221
Technoprobe SpA (Æ) 16,049 130
Texas Instruments, Inc. 477 85
Twilio , Inc. Class A (Æ) 4,358 370
Uber Technologies, Inc. (Æ) 21,027 493
UT Group Co., Ltd. 4,100 80
Worldline SA (Æ)(Þ) 6,775 300
Yageo Corp. 13,000 149
27,045
Utilities - 2.7%
Alliant Energy Corp. 1,851 113
Ameren Corp. 664 62
American Electric Power Co., Inc. 1,973 194
AT&T, Inc. 7,907 148
Atmos Energy Corp. 539 65
Avangrid , Inc. 1,379 67
CenterPoint Energy, Inc. 3,956 125
Centrais Eletricas Brasileiras SA 74,158 658
CGN Power Co., Ltd. Class H (Þ) 610,000 141
Cheniere Energy, Inc. 1,808 270
China Communications Services Corp.,
Ltd. Class H 240,000 98
China Datang Corp. Renewable Power
Co., Ltd. Class H 538,000 146
China Resources Gas Group, Ltd. 65,900 277
China Resources Power Holdings Co.,
Ltd. 16,000 30
Chunghwa Telecom Co., Ltd. 61,000 247
Clearway Energy Operating LLC (Æ) 1,526 57
CMS Energy Corp. 896 62
ConocoPhillips Co. 966 94
Consolidated Edison, Inc. 662 66
Constellation Energy Corp. 640 42
Deutsche Telekom AG 8,226 156
Dominion Energy, Inc. 789 65
DT Midstream, Inc. 2,348 129
DTE Energy Co. 468 61
Duke Energy Corp. 2,499 275
E.ON SE 16,315 146
Edison International 898 61
Electricite de France SA 15,190 184
Elia System Operator SA 394 60
Enagas SA 2,902 57
Enbridge, Inc. 11,606 521
Endesa SA
-
ADR 2,843 52
Enel SpA 34,928 176
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Energias de Portugal SA 14,660 74
Engie SA 4,335 54
ENN Energy Holdings, Ltd. 5,596 92
Entergy Corp. 894 103
Equitrans Midstream Corp. 9,468 74
Evergy , Inc. 1,172 80
Eversource Energy (Æ) 1,541 136
Exelon Corp. 4,642 216
Federal Grid Co. Unified Energy System
PJSC (Æ)(Š) 410,745,540 —
FirstEnergy Corp. 1,402 58
Hong Kong & China Gas Co., Ltd. 34,000 36
Iberdrola SA 22,820 243
Inpex Corp. 6,300 72
Jiangsu GoodWe Power Supply
Technology Co., Ltd. (Æ) 3,368 172
Kansai Electric Power Co., Inc. (The) 4,400 45
Koninklijke KPN NV 25,147 83
Korea Electric Power Corp. 11,942 206
Korea Electric Power Corp.
-
ADR 6,159 53
Kosmos Energy, Ltd. (Æ) 5,299 34
KT Corp. 4,497 131
KT Corp.
-
ADR 36,460 525
LG Uplus Corp. 34,423 332
Lumen Technologies, Inc. 5,356 58
MTN Group, Ltd. 8,453 71
National Fuel Gas Co. 1,264 91
National Grid PLC 26,234 362
NextEra Energy, Inc. 6,352 538
NiSource, Inc. 4,072 124
Orange SA
-
ADR 7,966 81
Orsted A/S Class A (Þ) 428 50
Pembina Pipeline Corp. 5,632 215
PNM Resources, Inc. 2,159 104
PPL Corp. 2,157 63
Proximus SA 5,212 72
Public Service Enterprise Group, Inc. 1,449 95
Red Electrica Corp. SA 3,156 62
RusHydro PJSC(Æ) (Š) 121,714,026 —
Scottish & Southern Energy PLC 2,718 58
Sempra Energy 2,386 396
SK Telecom Co., Ltd. 2,777 115
Snam Rete Gas SpA 13,335 67
Southern Co. (The) 855 66
Spire, Inc. 1,278 96
Swisscom AG 193 104
TC Energy Corp. (Æ) 5,043 269
Telenor ASA 5,060 61
Terna Rete Elettrica Nazionale SpA 7,583 58
T-Mobile US, Inc. (Æ) 2,191 313
Tokyo Gas Co., Ltd. 38,900 765
UGI Corp. 1,467 63
Verizon Communications, Inc. 5,244 242
WEC Energy Group, Inc. (Æ) 1,494 155
12,538
Total Common Stocks
(cost $192,030) 193,051

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
400 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Preferred Stocks - 1.3%
Consumer Discretionary - 0.1%
CHS, Inc.
7.875% due 09/26/23(¢) 1,765 50
7.500% due 01/21/25(¢) 6,283 170
Hyundai Motor Co.
5.667% (Ÿ) 3,410 247
467
Consumer Staples - 0.1%
Dairy Farmers of America, Inc.
7.875% due 12/01/25(¢)(Þ) 2,500 248
Henkel AG & Co. KGaA
2.810% (Ÿ) 1,694 108
356
Energy - 0.1%
Energy Transfer, LP
7.625% due 08/15/23(¢) 3,982 94
7.600% due 05/15/24(¢) 6,024 143
TC Energy Corp.
3.351% due 07/01/24(¢) 3,485 51
288
Financial Services - 0.6%
Arch Capital Group, Ltd.
5.450% due 09/22/22(¢) 1,855 45
Athene Holding, Ltd.
5.625% due 09/30/24(¢) 2,000 49
6.375% due 06/30/25(¢) 2,436 64
4.875% due 12/30/25(¢) 4,774 98
Axis Capital Holdings, Ltd.
5.500% due 09/22/22(¢) 469 11
Banco Bradesco SA
3.217% (Ÿ) 38,000 128
Brighthouse Financial, Inc.
5.375% due 12/25/25(¢) 4,202 88
Brookfield BRP Holdings Canada, Inc.
4.625% due 04/30/26(¢) 3,720 69
4.875% due 12/09/26(¢)(Ñ) 2,330 45
Brookfield Finance, Inc.
4.625% due 10/16/80 2,505 48
Brookfield Property Partners, LP
5.750% due 03/31/25(¢) 6,465 128
6.250% due 07/26/81 4,200 87
Carlyle Finance LLC
4.625% due 05/15/61 1,225 24
Charles Schwab Corp. (The)
5.950% due 12/01/22(¢) 2,536 65
CNO Financial Group, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.125% due 11/25/60 2,055 42
CoBank ACB
6.250% due 10/01/22(¢) 4,100 414
Dime Community Bancshares, Inc.
5.500% due 02/15/25(¢)(Ñ) 2,322 49
Equitable Holdings, Inc.
5.250% due 12/15/24(¢) 2,787 66
Farm Credit Bank of Texas
6.750% due 09/15/23(¢)(Þ) 3,596 366
Fifth Third Bancorp
6.625% due 12/31/23(¢) 1,855 49
First Horizon National Corp.
6.100% due 05/01/24(¢) 6,643 168
Goldman Sachs Group, Inc. (The)
5.500% due 05/10/23(¢) 2,064 52
Kemper Corp.
5.875% due 03/15/62 1,946 47
Morgan Stanley
6.500% due 10/15/27(¢) 5,600 146
Oaktree Capital Group LLC
6.550% due 09/15/23(¢) 5,186 133
PacWest Bancorp
7.750% due 09/01/27(¢) 4,400 114
Reinsurance Group of America, Inc.
5.750% due 06/15/56 1,635 43
Synchrony Financial
5.625% due 11/15/24(¢) 5,101 105
Wells Fargo & Co.
4.750% due 03/15/25(¢) 4,267 89
2,832
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
0.385% (Ÿ) 913 48
Producer Durables - 0.0%
WESCO International, Inc.
10.625% due 06/22/25(¢) 6,352 179
Technology - 0.1%
Samsung Electronics Co., Ltd.
2.651% (Ÿ) 1,340 59
Telephone & Data Systems, Inc.
6.000% due 09/30/26(¢) 8,519 185
244
Utilities - 0.3%
Algonquin Power & Utilities Corp.
6.875% due 10/17/78 (Ñ) 5,061 131

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 401
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Algonquin Power & Utilities Corp.
6.200% due 07/01/79 3,400 87
Brookfield Infrastructure Finance ULC
5.000% due 05/24/81 1,652 34
Brookfield Infrastructure Partners, LP
5.125% due 10/15/25(¢) 12,104 236
Enbridge, Inc.
2.983% due 09/01/25(¢) 4,610 59
4.959% due 09/01/27(¢) 6,669 159
6.375% due 04/15/78 3,257 83
Raizen Energia SA
1.315% (Ÿ) 154,700 132
SCE Trust V
5.450% due 03/15/26(¢) 6,361 149
SCE Trust VI
5.000% due 09/22/22(¢) 5,322 106
United States Cellular Corp.
6.250% due 09/01/69 6,303 147
5.500% due 03/01/70 3,754 78
5.500% due 06/01/70 4,644 97
1,498
Total Preferred Stocks
(cost $6,368) 5,912
Options Purchased - 6.8%
(Number of Contracts)
Fannie Mae Bonds
JPMorgan Chase Aug 2022 100.25
Call (1) USD 30,000 (ÿ) 451
JPMorgan Chase Aug 2022 100.64
Call (1) USD 70,000 (ÿ) 1,454
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Bank of America, USD 1.140%/SOFR,
USD 5,673, 03/24/57)
Bank of America Mar 2027 0.00 Call
(1) 5,673 (ÿ) 232
(Bank of America, USD 1.722%/SOFR,
USD 63,350, 03/22/42)
Bank of America Mar 2032 0.00 Call
(1) 63,350 (ÿ) 2,615
(Citigroup, USD 2.795%/SOFR, USD
5,483, 10/24/32)
Citigroup Oct 2022 0.00 Call (1) 5,483 (ÿ) 208
(Citigroup, USD 1.794%/USD 3 Month
LIBOR, USD 6,050, 10/04/49)
Citigroup Oct 2029 0.00 Call (1) 6,050 (ÿ) 230
(Citigroup, USD 1.625%/USD 3 Month
LIBOR, USD 2,166, 01/24/61)
Citigroup Jan 2041 0.00 Call (1) 2,166 (ÿ) 256
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Citigroup, USD 2.215%/USD 3 Month
LIBOR, USD 6,481, 03/20/51)
Citigroup Mar 2041 0.00 Call (1) 6,481 (ÿ) 501
(Goldman Sachs, USD 2.995%/SOFR,
USD 697, 08/11/32)
Goldman Sachs Aug 2022 0.00 Call
(1) 697 (ÿ) 34
(Goldman Sachs, USD 1.984%/SOFR,
USD 30,375, 03/24/57)
Goldman Sachs Mar 2027 0.00 Call
(1) 30,375 (ÿ) 2,825
(Goldman Sachs, USD 1.804%/USD 3
Month LIBOR, USD 11,041, 09/27/39)
Goldman Sachs Sep 2029 0.00 Call
(1) 11,041 (ÿ) 249
(Goldman Sachs, USD 1.865%/USD 3
Month LIBOR, USD 11,343, 10/02/39)
Goldman Sachs Sep 2029 0.00 Call
(1) 11,343 (ÿ) 269
(Goldman Sachs, USD 1.920%/USD 3
Month LIBOR, USD 7,562, 09/24/39)
Goldman Sachs Sep 2029 0.00 Call
(1) 7,562 (ÿ) 188
(Goldman Sachs, USD 1.325%/USD 3
Month LIBOR, USD 4,044, 06/06/50)
Goldman Sachs Jun 2030 0.00 Call
(1) 4,044 (ÿ) 205
(Goldman Sachs, USD 2.880%/SOFR,
USD 3,662, 05/20/42)
Goldman Sachs May 2032 0.00 Call
(1) 3,662 (ÿ) 289
(Bank of America, SOFR/USD 1.140%,
USD 5,673, 03/24/57)
Bank of America Mar 2027 0.00 Put
(1) 5,673 (ÿ) 1,661
(Bank of America, SOFR/USD 1.722%,
USD 63,350, 03/22/42)
Bank of America Mar 2032 0.00 Put
(1) 63,350 (ÿ) 7,747
(Citigroup, SOFR/USD 2.795%, USD
5,483, 10/24/32)
Citigroup Oct 2022 0.00 Put (1) 5,483 (ÿ) 44
(Citigroup, USD 3 Month LIBOR/USD
1.794%, USD 6,050, 10/04/49)
Citigroup Oct 2029 0.00 Put (1) 6,050 (ÿ) 1,067
(Citigroup, USD 3 Month LIBOR/USD
1.625%, USD 2,166, 01/24/61)
Citigroup Jan 2041 0.00 Put (1) 2,166 (ÿ) 380
(Citigroup, USD 3 Month LIBOR/USD
2.215%, USD 6,481, 03/20/51)
Citigroup Mar 2041 0.00 Put (1) 6,481 (ÿ) 605
(Goldman Sachs, SOFR/USD 2.995%,
USD 697, 08/11/32)
Goldman Sachs Aug 2022 0.00 Put (1) 697 (ÿ) —
(Goldman Sachs, SOFR/USD 1.984%,
USD 30,375, 03/24/57)
Goldman Sachs Mar 2027 0.00 Put (1) 30,375 (ÿ) 5,043

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
402 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.804%, USD 11,041, 09/27/39)
Goldman Sachs Sep 2029 0.00 Put (1) 11,041 (ÿ) 1,266
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.865%, USD 11,343, 10/02/39)
Goldman Sachs Sep 2029 0.00 Put (1) 11,343 (ÿ) 1,263
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.920%, USD 7,562, 09/24/39)
Goldman Sachs Sep 2029 0.00 Put (1) 7,562 (ÿ) 820
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.325%, USD 4,044, 06/06/50)
Goldman Sachs Jun 2030 0.00 Put (1) 4,044 (ÿ) 984
(Goldman Sachs, SOFR/USD 2.880%,
USD 3,662, 05/20/42)
Goldman Sachs May 2032 0.00 Put
(1) 3,662 (ÿ) 262
Total Options Purchased
(cost $29,697) 31,148
Short-Term Investments - 19.3%
1MDB Global Investments, Ltd.
Series REGS
4.400% due 03/09/23 1,700 1,632
ams AG
0.875% due 09/28/22 1,400 1,388
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 550 548
Arbor Realty Trust, Inc.
4.750% due 11/01/22 383 385
BASF SE
Series BAS
0.925% due 03/09/23 500 490
Blackstone Mortgage Trust, Inc.
4.750% due 03/15/23 1,176 1,168
BofA Finance LLC
0.125% due 09/01/22 936 934
Charming Charlie, Inc. Converted Term
Loan A
0.000% due 04/24/23 (~)(Ê)(Š) 112 —
Charming Charlie, Inc. Converted Term
Loan B
0.000% due 04/24/23 (~)(Ê)(Š) 137 —
Charming Charlie, Inc. Delayed Draw
Term Loan
0.104% due 11/24/22 (~)(Ê)(Š) 25 11
Charming Charlie, Inc. Term Loan
0.000% due 05/15/23 (~)(Ê)(Š) 5 2
Colony Capital, Inc.
5.000% due 04/15/23 1,202 1,175
Ctrip.com International, Ltd.
1.250% due 09/15/22 223 221
Exantas Capital Corp.
4.500% due 08/15/22 525 520
Granite Point Mortgage Trust, Inc.
5.625% due 12/01/22 (Þ) 698 693
GSK Finance No. 3 PLC
1.841% due 06/22/23 1,223 1,174
Huazhu Group, Ltd.
0.375% due 11/01/22 319 321
Innoviva , Inc.
2.125% due 01/15/23 149 146
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Intercept Pharmaceuticals, Inc.
3.250% due 07/01/23 536 516
JPMorgan Chase & Co.
0.125% due 01/01/23 (Þ) 1,236 1,217
KKR Real Estate Finance Trust, Inc.
6.125% due 05/15/23 676 678
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23 1,217 1,170
New Relic, Inc.
0.500% due 05/01/23 (Ñ) 1,063 1,037
Novavax , Inc.
3.750% due 02/01/23 596 595
Nutanix , Inc.
4.898% due 01/15/23 1,147 1,113
NuVasive , Inc.
3.235% due 06/01/23 (ž) 499 486
OSI Systems, Inc.
1.250% due 09/01/22 954 950
Patrick Industries, Inc.
2.485% due 02/01/23 (ž) 679 671
PTC Therapeutics, Inc.
3.000% due 08/15/22 977 975
Quotient Technology, Inc.
1.750% due 12/01/22 306 288
SFL Corp., Ltd.
4.875% due 05/01/23 566 557
Starwood Property Trust, Inc.
4.375% due 04/01/23 826 824
Supernus Pharmaceuticals, Inc.
0.625% due 04/01/23 1,157 1,121
Transocean, Inc.
0.500% due 01/30/23 784 748
U.S. Cash Management Fund(@) 53,135,509 (∞) 53,114
United States Treasury Bills
0.924% due 08/04/22 (ç)(ž) 514 514
1.228% due 08/11/22 (ç)(ž) 629 629
1.477% due 08/11/22 (ç)(ž) 33 33
1.395% due 08/18/22 (ç)(ž) 625 625
1.656% due 08/18/22 (ç)(ž) 129 129
1.819% due 08/25/22 (ž) 1,241 1,239
1.835% due 08/25/22 (ç)(ž) 146 146
1.938% due 09/01/22 (ç)(ž) 228 228
2.037% due 09/01/22 (ž) 628 627
2.119% due 09/08/22 (ž) 540 539
Series WI
0.546% due 08/02/22 (ç)(ž) 611 611
1.129% due 08/09/22 (ž) 694 693
1.352% due 08/16/22 (ç)(ž) 676 676
1.932% due 08/23/22 (ž) 1,972 1,969
1.797% due 08/23/22 (ç)(ž) 312 312
2.046% due 09/06/22 (ž) 400 399
2.105% due 09/06/22 (ž) 295 294
2.141% due 09/13/22 (ž) 340 339
Veeco Instruments, Inc.
2.700% due 01/15/23 383 383
Weibo Corp.
1.250% due 11/15/22 382 378
Wix.com, Ltd.
5.515% due 07/01/23 (ž) 327 311
Total Short-Term Investments
(cost $88,368) 87,942
Other Securities - 0.8%
U.S. Cash Collateral Fund(@)(×) 3,574,326 (
∞)
3,574
Total Other Securities
(cost $3,574) 3,574

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 403
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments - 115.2%
(identified cost $531,634) 525,354
Securities Sold Short - (1.4)%
Long-Term Investments - (1.4)%
Mortgage-Backed Securities - (1.4)%
Fannie Mae
30 Year TBA(Ï)
2.500% (7,000) (6,522)
Total Securities Sold Short
(proceeds $6,203) (6,522)
Other Assets and Liabilities,
Net - (13.8)%
(62,700)
Net Assets - 100.0%
456,132

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
404 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.8%
Adyen NV 03/18/22 EUR 172 1,700.30 292
310
Aena SME SA 11/10/15 EUR 2,933 125.12 367
371
Aircastle , Ltd. 06/03/21 80,000 100.00 80
64
Apollo Management Holdings, LP 12/11/19 122,000 100.41 122
106
Ares Management Corp. 06/24/21 130,000 100.15 130
110
AutoStore Holdings, Ltd. 02/04/22 NOK 53,875 3.33 179
100
AXA SA 01/14/19 200,000 103.05 206
226
Bank of China (Hong Kong), Ltd. 09/11/18 200,000 100.00 200
203
BNP Paribas SA 08/13/18 300,000 104.63 314
312
Cellnex Telecom SA 04/08/22 EUR 12,245 44.77 548
548
CGN Power Co., Ltd. 03/18/22 HKD 610,000 0.26 161
141
China Youran Dairy Group, Ltd. 04/08/22 HKD 105,000 0.45 47
38
ConvaTec Group PLC 06/10/22 GBP 148,348 2.57 381
414
Credit Agricole SA 02/03/16 200,000 98.25 197
213
Credit Agricole SA 03/12/19 400,000 107.20 429
411
Credit Suisse Group AG 07/09/18 200,000 100.00 200
186
Credit Suisse Group AG 08/14/19 300,000 100.00 300
254
Credit Suisse Group AG 09/15/20 200,000 110.51 221
177
Credit Suisse Group AG 09/23/20 200,000 110.13 220
196
Credit Suisse Group AG 06/16/22 200,000 100.00 200
212
Dai-ichi Life Insurance Co., Ltd. (The) 09/18/17 300,000 107.41 322
300
Dai-ichi Life Insurance Co., Ltd. (The) 06/29/22 200,000 94.13 188
191
Dairy Farmers of America, Inc. 08/05/16 2,500 106.50 266
248
DigitalOcean Holdings, Inc. 07/28/22 251,000 75.06 188
188
Dino Polska SA 05/07/21 PLN 2,796 68.63 192
219
Electricite de France SA 03/18/22 200,000 99.88 200
189
ESR Cayman, Ltd. 03/02/22 HKD 71,000 3.08 219
184
Farm Credit Bank of Texas 07/18/16 3,596 106.13 382
366
Farm Credit Bank of Texas 07/15/20 275,000 1.00 275
260
GA Global Funding Trust 06/24/21 260,000 100.13 260
215
Ganfeng Lithium Co., Ltd. 04/29/22 HKD 15,960 8.06 129
145
Granite Point Mortgage Trust, Inc. 08/11/20 698,000 97.55 681
693
Hanwha Life Insurance Co., Ltd. 04/16/18 200,000 100.00 200
198
Hapvida Participacoes e Investimentos SA 06/10/22 BRL 122,900 1.22 150
146
Hartford Financial Services Group, Inc. 03/10/21 225,000 94.16 212
183
High Ridge Brands Co. 10/30/20 1,640,000 — —
19
HSBC Capital Funding, LP 07/14/16 110,000 145.95 161
148
ILFC E-Capital Trust I 04/29/21 210,000 82.64 174
158
Intesa Sanpaolo SpA 09/23/20 200,000 106.83 214
187
JPMorgan Chase & Co. 05/05/22 1,236,000 99.07 1,224
1,217
Kuaishou Technology 06/10/22 HKD 23,700 11.12 264
240
La Francaise des Jeux SAEM 05/06/22 EUR 1,706 36.17 62
61
Land O'Lakes, Inc. 03/28/17 185,000 100.00 185
180
Liberty Media Corp. 03/05/21 853,000 101.30 864
827
Liberty Mutual Group, Inc. 01/11/22 83,000 96.80 80
69
Meiji Yasuda Life Insurance Co. 03/02/21 400,000 110.69 443
399
Meituan 06/10/22 HKD 12,400 26.07 323
281
MetLife Capital Trust IV 11/27/18 100,000 118.73 119
110
MetLife, Inc. 07/14/16 225,000 139.29 313
268
Monde Nissin Corp. 06/15/22 PHP 180,500 0.26 47
47
Netcompany Group A/S 06/17/20 DKK 1,826 62.27 114
102
Nordea Bank Abp 09/15/20 200,000 113.66 227
200
Orsted A/S 11/08/19 DKK 428 90.21 39
50
Pharmaron Beijing Co., Ltd. 03/18/22 HKD 13,650 6.99 95
112
Philips Lighting NV 06/10/22 EUR 7,700 38.49 296
251
PolyPeptide Group AG 05/10/21 CHF 1,840 89.12 164
87
Poste Italiane SpA 06/14/22 EUR 5,882 9.51 56
50
QBE Insurance Group, Ltd. 05/05/20 200,000 100.00 200
195
Reliance Industries, Ltd. 03/21/22 8,865 65.46 580
561
Samsung Biologics Co., Ltd. 04/26/22 KRW 549 641.19 352
365
SBL Holdings LLC 02/04/20 150,000 91.75 138
123
SBL Holdings LLC 06/17/21 140,000 100.00 140
103
Scentre Group Trust 2 09/16/20 300,000 100.00 300
276
Siemens Healthineers AG 02/05/21 EUR 4,476 58.11 260
229
Societe Generale SA 06/05/20 200,000 100.75 202
188
Societe Generale SA 09/15/20 200,000 107.73 215
203
Societe Generale SA 09/16/20 400,000 108.66 435
411

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 405
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Standard Chartered PLC 01/25/22 400,000 107.63 431
410
UBS Group Funding Switzerland AG 01/28/19 400,000 100.56 402
407
WH Group, Ltd. 12/03/21 HKD 180,500 0.62 112
137
Worldline SA 06/17/20 EUR 6,775 81.07 549
300
WuXi AppTec Co., Ltd. 03/18/22 HKD 9,400 13.84 130
114
Yellow Cake PLC 09/23/19 GBP 30,790 2.53 78 141
17,543
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 43 AUD 5,374 09/22
182
Canadian 10 Year Government Bond Futures 50 CAD 6,523 09/22
96
MSCI EAFE Index Futures 293 USD 28,599 09/22
1,325
MSCI Emerging Markets Index Futures 42 USD 2,097 09/22
(11)
Russell 2000 E-Mini Index Futures 8 USD 754 09/22
47
S&P 500 E-Mini Index Futures 239 USD 49,396 09/22
3,458
S&P MidCap 400 E-Mini Index Futures 3 USD 754 09/22
34
S&P/TSX 60 Index Futures 10 CAD 2,374 09/22
(46)
United States 5 Year Treasury Note Futures 281 USD 31,957 09/22
461
United States 10 Year Treasury Note Futures 1,535 USD 185,951 09/22
1,534
United States Treasury Long Bond Futures — USD — 09/22
26
United States Treasury Ultra Bond Futures — USD — 09/22 3
Short Positions
EURO STOXX 50 Index Futures 320 EUR 11,846 09/22
(647)
Euro-Bund Futures 28 EUR 4,414 09/22
(190)
FTSE 100 Index Futures 24 GBP 1,771 09/22
(34)
FTSE 250 Index Futures 24 GBP 968 09/22
(59)
Hang Seng Index Futures 41 HKD 41,193 08/22
163
Long Gilt Futures 35 GBP 4,136 09/22
(24)
MSCI Emerging Markets Index Futures 124 USD 6,191 09/22
94
NASDAQ 100 E-Mini Index Futures 1 USD 259 09/22
(22)
Russell 2000 E-Mini Index Futures 351 USD 33,087 09/22
(1,565)
SPI 200 Index Futures 9 AUD 1,544 09/22
(38)
TOPIX Index Futures 146 JPY 2,828,751 09/22
33
United States 10 Year Treasury Note Futures — USD — 09/22
(7)
United States 10 Year Ultra Treasury Note Futures — USD — 09/22 (6)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 4,807
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Fannie Mae Bonds JPMorgan Chase Put 1 100.25 USD 30,000 08/04/22 (1)
Fannie Mae Bonds JPMorgan Chase Put 1 100.64 USD 70,000 08/04/22 —
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
406 Multi-Strategy Income Fund
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Bank of America, SOFR/USD 2.315%,
USD 6,300, 04/22/57 Bank of America Call 1 0.00 6,300 04/20/27 (671)
Bank of America, SOFR/USD 3.101%,
USD 1,076, 06/15/39 Bank of America Call 1 0.00 1,076 06/13/29 (93)
Bank of America, SOFR/USD 3.015%,
USD 11,453, 06/21/42 Bank of America Call 1 0.00 11,453 06/16/32 (968)
Citigroup, USD 3 Month LIBOR/USD
1.518%, USD 4,092, 11/14/55 Citigroup Call 1 0.00 4,092 11/12/25 (158)
Citigroup, USD 3 Month LIBOR/USD
1.918%, USD 2,607, 01/24/51 Citigroup Call 1 0.00 2,607 01/22/31 (179)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.483%, USD 60,192,
04/17/41 Goldman Sachs Call 1 0.00 60,192 04/15/31 (2,371)
JPMorgan, USD 3 Month LIBOR/USD
1.991%, USD 3,823, 10/25/58 JPMorgan Chase Call 1 0.00 3,823 10/23/28 (340)
Bank of America, USD 2.315%/SOFR,
USD 6,300, 04/22/57 Bank of America Put 1 0.00 6,300 04/20/27 (738)
Bank of America, USD 3.101%/SOFR,
USD 1,076, 06/15/39 Bank of America Put 1 0.00 1,076 06/13/29 (63)
Bank of America, USD 3.015%/SOFR,
USD 11,453, 06/21/42 Bank of America Put 1 0.00 11,453 06/16/32 (777)
Citigroup, USD 1.518%/USD 3 Month
LIBOR, USD 4,092, 11/14/55 Citigroup Put 1 0.00 4,092 11/12/25 (1,070)
Citigroup, USD 1.918%/USD 3 Month
LIBOR, USD 2,607, 01/24/51 Citigroup Put 1 0.00 2,607 01/22/31 (476)
Goldman Sachs, USD 2.483%/USD
3 Month LIBOR, USD 60,192,
04/17/41 Goldman Sachs Put 1 0.00 60,192 04/15/31 (4,845)
JPMorgan, USD 1.991%/USD 3 Month
LIBOR, USD 3,823, 10/25/58 JPMorgan Chase Put 1 0.00 3,823 10/23/28 (779)
Total Liability for Options Written (premiums received $14,237) (13,529)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 92 AUD 132 08/02/22 —
Bank of America USD 414 CAD 530 08/02/22 —
Bank of America USD 52 EUR 51 08/02/22 —
Bank of America USD 55 EUR 53 08/02/22 —
Bank of America USD 87 JPY 11,533 08/02/22 —
Bank of America USD 678 NOK 6,635 08/08/22 8
Bank of America CAD 7 USD 6 08/03/22 —
Bank of America CHF 810 USD 836 09/21/22 (18)
Bank of America DKK 3,746 USD 544 09/21/22 28
Bank of America GBP 67 USD 82 08/02/22 —
Bank of America GBP 153 USD 187 08/02/22 —
Bank of America GBP 998 USD 1,255 09/21/22 37
Bank of America HKD 275 USD 35 08/02/22 —
Bank of America HKD 4,097 USD 523 09/21/22 1
Bank of America JPY 309 USD 2 08/08/22 —
Bank of America JPY 78,489 USD 579 08/08/22 (10)
Bank of America JPY 564,858 USD 4,238 09/21/22 (14)
Bank of America NOK 6,635 USD 672 08/08/22 (15)
Bank of America SEK 1,307 USD 128 08/02/22 —
Bank of America SEK 6,498 USD 666 09/21/22 25
Bank of New York USD 670 GBP 551 08/08/22 —

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 407
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 6 NZD 10 08/08/22 —
Bank of New York USD 1,241 NZD 1,992 08/08/22 12
Bank of New York GBP 551 USD 668 08/08/22 (3)
Brown Brothers Harriman USD 11 CAD 15 08/03/22 —
Brown Brothers Harriman USD 105 CAD 135 08/03/22 —
Brown Brothers Harriman USD 97 EUR 95 08/02/22 —
Brown Brothers Harriman USD 189 EUR 185 08/02/22 1
Brown Brothers Harriman USD 576 EUR 564 08/02/22 1
Brown Brothers Harriman USD 244 GBP 200 08/02/22 —
Brown Brothers Harriman CAD 150 USD 116 08/03/22 (1)
Brown Brothers Harriman CAD 138 USD 108 09/02/22 —
Brown Brothers Harriman EUR 844 USD 884 08/02/22 21
Brown Brothers Harriman EUR 579 USD 592 09/02/22 (1)
Brown Brothers Harriman GBP 200 USD 246 08/02/22 2
Brown Brothers Harriman GBP 210 USD 256 09/02/22 —
HSBC USD 2,003 CHF 1,950 09/21/22 52
HSBC CHF 810 USD 837 09/21/22 (17)
HSBC DKK 3,746 USD 544 09/21/22 28
HSBC GBP 998 USD 1,253 09/21/22 36
HSBC HKD 4,097 USD 524 09/21/22 1
HSBC JPY 564,858 USD 4,241 09/21/22 (11)
HSBC SEK 6,498 USD 666 09/21/22 26
JPMorgan Chase CHF 810 USD 837 09/21/22 (17)
JPMorgan Chase DKK 3,746 USD 544 09/21/22 28
JPMorgan Chase GBP 998 USD 1,254 09/21/22 37
JPMorgan Chase HKD 4,097 USD 524 09/21/22 1
JPMorgan Chase JPY 564,858 USD 4,246 09/21/22 (7)
JPMorgan Chase SEK 6,498 USD 667 09/21/22 26
Royal Bank of Canada USD 4,001 CAD 5,110 09/21/22 (11)
Royal Bank of Canada USD 3,493 GBP 2,900 09/21/22 42
Royal Bank of Canada USD 6,027 JPY 805,560 09/21/22 37
Royal Bank of Canada USD 2,002 SEK 21,000 09/21/22 70
Royal Bank of Canada CHF 810 USD 835 09/21/22 (19)
Royal Bank of Canada DKK 3,746 USD 544 09/21/22 28
Royal Bank of Canada EUR 1,900 USD 2,011 09/21/22 62
Royal Bank of Canada GBP 998 USD 1,253 09/21/22 36
Royal Bank of Canada GBP 3,250 USD 4,003 09/21/22 41
Royal Bank of Canada HKD 4,097 USD 524 09/21/22 1
Royal Bank of Canada JPY 564,858 USD 4,230 09/21/22 (22)
Royal Bank of Canada SEK 6,498 USD 667 09/21/22 26
State Street USD 580 CAD 748 08/08/22 4
State Street USD 203 CAD 255 09/21/22 (4)
State Street USD 677 SEK 6,935 08/08/22 6
State Street AUD 16 USD 11 09/21/22 —
State Street CAD — USD — 08/02/22 —
State Street CAD 5 USD 4 08/08/22 —
State Street EUR 21 USD 22 08/08/22 —
State Street EUR 548 USD 572 08/08/22 12
State Street EUR 1,041 USD 1,122 09/21/22 54
State Street NOK 8,070 USD 854 09/21/22 18
State Street TWD 357 USD 12 08/01/22 —
Toronto Dominion Bank CHF 810 USD 836 09/21/22 (18)
Toronto Dominion Bank DKK 3,746 USD 544 09/21/22 28
Toronto Dominion Bank GBP 998 USD 1,254 09/21/22 37
Toronto Dominion Bank HKD 4,097 USD 524 09/21/22 1

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
408 Multi-Strategy Income Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Toronto Dominion Bank JPY 564,858 USD 4,240 09/21/22 (13)
Toronto Dominion Bank SEK 6,498 USD 667 09/21/22 26
UBS USD — CHF — 08/08/22 —
UBS CHF 1,851 USD 1,942 08/08/22 (3)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 696
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 6,652 2.325%
(3)
SOFR
(2)
04/18/24
— (68) (68)
Barclays USD 3,402 SOFR
(2)
2.423%
(3)
04/19/24
— 29 29
Barclays USD 3,280 SOFR
(2)
2.704%
(3)
04/25/24
— 12 12
Barclays USD 212 SOFR
(2)
2.653%
(3)
05/13/24
— 1 1
Barclays USD 62 2.527%
(3)
SOFR
(2)
06/01/24
— — —
Barclays USD 4,222 SOFR
(2)
3.177%
(3)
07/01/24
— (24) (24)
Barclays USD 28,795 2.966%
(3)
SOFR
(2)
07/11/24
— 55 55
Barclays USD 2,682 3.050%
(3)
SOFR
(2)
07/13/24
— 10 10
Barclays USD 2,586 SOFR
(2)
3.158%
(3)
07/21/24
— (15) (15)
Barclays USD 2,810 3.115%
(3)
SOFR
(2)
07/22/24
— 14 14
Barclays USD 3,733 SOFR
(2)
2.890%
(3)
07/26/24
— (2) (2)
Barclays USD 7,621 SOFR
(2)
2.962%
(3)
07/27/24
— (16) (16)
Barclays USD 3,727 SOFR
(2)
2.843%
(3)
08/01/24
— 1 1
Barclays USD 33,624 SOFR
(2)
3.400%
(3)
09/21/24
(124) (233) (357)
Barclays USD 26,607 SOFR
(2)
2.531%
(3)
04/12/27
— (97) (97)
Barclays USD 9,357 2.571%
(3)
SOFR
(2)
04/13/27
— 42 42
Barclays USD 186 SOFR
(2)
2.412%
(3)
04/18/27
— — —
Barclays USD 356 2.535%
(3)
SOFR
(2)
04/19/27
— 1 1
Barclays USD 20,501 2.767%
(3)
SOFR
(2)
04/25/27
— 293 293
Barclays USD 3,652 SOFR
(2)
2.543%
(3)
04/28/27
— (12) (12)
Barclays USD 8,324 2.793%
(3)
SOFR
(2)
05/11/27
— 123 123
Barclays USD 1,923 SOFR
(2)
2.713%
(3)
05/13/27
— (23) (23)
Barclays USD 4,149 SOFR
(2)
2.494%
(3)
06/01/27
— (10) (10)
Barclays USD 1,004 SOFR
(2)
2.988%
(3)
06/24/27
— (25) (25)
Barclays USD 2,031 SOFR
(2)
3.002%
(3)
06/30/27
— (53) (53)
Barclays USD 3,188 SOFR
(2)
3.022%
(3)
06/30/27
— (86) (86)
Barclays USD 2,584 2.540%
(3)
SOFR
(2)
07/06/27
— 11 11
Barclays USD 1,172 SOFR
(2)
2.712%
(3)
07/08/27
— (15) (15)
Barclays USD 7,459 2.800%
(3)
SOFR
(2)
07/11/27
— 126 126
Barclays USD 12,782 SOFR
(2)
2.727%
(3)
07/11/27
— (173) (173)
Barclays USD 1,099 SOFR
(2)
2.889%
(3)
07/12/27
— (23) (23)
Barclays USD 2,646 SOFR
(2)
2.855%
(3)
07/12/27
— (52) (52)
Barclays USD 2,646 SOFR
(2)
2.845%
(3)
07/12/27
— (50) (50)
Barclays USD 2,663 SOFR
(2)
2.732%
(3)
07/15/27
— (37) (37)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 409
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 2,580 2.794%
(3)
SOFR
(2)
07/21/27
— 43 43
Barclays USD 1,337 2.566%
(3)
SOFR
(2)
07/26/27
— 7 7
Barclays USD 3,570 SOFR
(2)
2.601%
(3)
07/29/27
— (28) (28)
Barclays USD 1,232 SOFR
(2)
2.424%
(3)
08/01/27
— 1 1
Barclays USD 4,872 SOFR
(2)
3.300%
(3)
09/21/27
(55) (143) (198)
Barclays USD 10,477 2.779%
(3)
3 Month LIBOR
(2)
03/31/28
— 22 22
Barclays USD 458 SOFR
(2)
1.285%
(3)
12/23/31
— 44 44
Barclays USD 13,909 1.290%
(3)
SOFR
(2)
12/29/31
(2) (1,339) (1,341)
Barclays USD 10,800 1.539%
(3)
SOFR
(2)
01/10/32
— (818) (818)
Barclays USD 2,561 SOFR
(2)
1.796%
(3)
02/25/32
— 141 141
Barclays USD 5,313 SOFR
(2)
1.686%
(3)
03/02/32
— 342 342
Barclays USD 17,651 SOFR
(2)
1.529%
(3)
03/03/32
— 1,376 1,376
Barclays USD 8,711 1.808%
(3)
SOFR
(2)
03/15/32
— (473) (473)
Barclays USD 9,148 1.952%
(3)
SOFR
(2)
03/16/32
— (384) (384)
Barclays USD 5,873 2.013%
(3)
SOFR
(2)
03/21/32
— (216) (216)
Barclays USD 12,155 1.992%
(3)
SOFR
(2)
03/22/32
— (469) (469)
Barclays USD 12,633 SOFR
(2)
2.060%
(3)
03/23/32
— 414 414
Barclays USD 9,981 SOFR
(2)
2.184%
(3)
03/24/32
— 221 221
Barclays USD 8,317 2.140%
(3)
SOFR
(2)
03/25/32
— (216) (216)
Barclays USD 549 2.282%
(3)
SOFR
(2)
03/29/32
— (8) (8)
Barclays USD 6,268 SOFR
(2)
2.261%
(3)
03/30/32
— 97 97
Barclays USD 3,776 SOFR
(2)
2.137%
(3)
04/05/32
— 99 99
Barclays USD 66,055 SOFR
(2)
2.449%
(3)
04/18/32
— (34) (34)
Barclays USD 28,553 2.575%
(3)
SOFR
(2)
04/19/32
— 326 326
Barclays USD 2,257 2.622%
(3)
SOFR
(2)
04/20/32
— 35 35
Barclays USD 4,787 2.710%
(3)
SOFR
(2)
04/25/32
— 110 110
Barclays USD 5,325 SOFR
(2)
2.754%
(3)
05/13/32
— (143) (143)
Barclays USD 2,946 2.529%
(3)
SOFR
(2)
06/01/32
— 21 21
Barclays USD 3,148 SOFR
(2)
2.951%
(3)
06/24/32
— (140) (140)
Barclays USD 3,383 SOFR
(2)
2.989%
(3)
06/30/32
— (162) (162)
Barclays USD 619 2.892%
(3)
SOFR
(2)
07/01/32
— 24 24
Barclays USD 2,469 2.620%
(3)
SOFR
(2)
07/06/32
— 37 37
Barclays USD 3,450 2.595%
(3)
SOFR
(2)
07/06/32
— 45 45
Barclays USD 1,967 2.614%
(3)
SOFR
(2)
07/07/32
— 29 29
Barclays USD 886 2.723%
(3)
SOFR
(2)
07/14/32
— 21 21
Barclays USD 2,701 2.765%
(3)
SOFR
(2)
07/18/32
— 76 76
Barclays USD 1,106 SOFR
(2)
2.729%
(3)
07/19/32
— (27) (27)
Barclays USD 1,012 2.758%
(3)
SOFR
(2)
07/20/32
— 28 28
Barclays USD 936 SOFR
(2)
2.779%
(3)
07/21/32
— (27) (27)
Barclays USD 1,510 2.691%
(3)
SOFR
(2)
07/25/32
— 32 32
Barclays USD 2,522 SOFR
(2)
2.769%
(3)
07/25/32
— (71) (71)
Barclays USD 2,630 SOFR
(2)
2.831%
(3)
07/25/32
— (89) (89)
Barclays USD 821 2.567%
(3)
SOFR
(2)
07/26/32
— 9 9
Barclays USD 1,094 2.556%
(3)
SOFR
(2)
07/26/32
— 10 10

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
410 Multi-Strategy Income Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 1,550 SOFR
(2)
2.557%
(3)
07/26/32
— (15) (15)
Barclays USD 4,336 2.596%
(3)
SOFR
(2)
07/26/32
— 56 56
Barclays USD 2,595 SOFR
(2)
2.606%
(3)
07/27/32
— (36) (36)
Barclays USD 1,366 2.537%
(3)
SOFR
(2)
07/28/32
— 11 11
Barclays USD 1,158 SOFR
(2)
2.478%
(3)
08/01/32
— (3) (3)
Barclays USD 1,180 SOFR
(2)
2.446%
(3)
08/01/32
— — —
Barclays USD 1,406 2.480%
(3)
SOFR
(2)
08/01/32
— 4 4
Barclays USD 1,406 2.486%
(3)
SOFR
(2)
08/01/32
— 4 4
Barclays USD 6,835 2.496%
(3)
SOFR
(2)
08/02/32
— — —
Barclays USD 4,847 SOFR
(2)
3.200%
(3)
09/21/32
(76) (243) (319)
Barclays USD 802 2.390%
(3)
3 Month LIBOR
(2)
09/26/39
— (38) (38)
Barclays USD 1,914 SOFR
(2)
2.880%
(3)
05/20/42
— (10) (10)
Barclays USD 2,638 SOFR
(2)
1.450%
(3)
12/29/51
(2) 571 569
Barclays USD 3,982 1.531%
(3)
SOFR
(2)
12/30/51
— (792) (792)
Barclays USD 1,432 SOFR
(2)
1.671%
(3)
01/07/52
— 151 151
Barclays USD 2,608 1.833%
(3)
SOFR
(2)
02/14/52
— (352) (352)
Barclays USD 2,635 2.060%
(3)
SOFR
(2)
03/23/52
— (231) (231)
Barclays USD 4,824 2.285%
(3)
SOFR
(2)
04/12/52
— (196) (196)
Barclays USD 30,010 2.323%
(3)
SOFR
(2)
04/18/52
— (979) (979)
Barclays USD 10,050 SOFR
(2)
2.438%
(3)
04/19/52
— 85 85
Barclays USD 3,301 SOFR
(2)
2.479%
(3)
04/25/52
— 5 5
Barclays USD 4,775 2.523%
(3)
SOFR
(2)
05/13/52
— 39 39
Barclays USD 45 2.453%
(3)
SOFR
(2)
06/01/52
— — —
Barclays USD 1,112 2.553%
(3)
SOFR
(2)
06/02/52
— 18 18
Barclays USD 153 2.715%
(3)
SOFR
(2)
06/24/52
— 7 7
Barclays USD 1,705 2.778%
(3)
SOFR
(2)
06/30/52
— 108 108
Barclays USD 1,379 2.657%
(3)
SOFR
(2)
07/05/52
— 51 51
Barclays USD 2,067 SOFR
(2)
2.516%
(3)
07/06/52
— (18) (18)
Barclays USD 388 2.472%
(3)
SOFR
(2)
07/08/52
— (1) (1)
Barclays USD 1,090 2.699%
(3)
SOFR
(2)
07/12/52
— 50 50
Barclays USD 1,090 2.689%
(3)
SOFR
(2)
07/12/52
— 47 47
Barclays USD 1,475 2.734%
(3)
SOFR
(2)
07/12/52
— 80 80
Barclays USD 1,135 SOFR
(2)
2.571%
(3)
07/14/52
— (23) (23)
Barclays USD 549 SOFR
(2)
2.619%
(3)
07/20/52
— (16) (16)
Barclays USD 2,479 SOFR
(2)
2.451%
(3)
07/26/52
— 12 12
Barclays USD 2,892 2.431%
(3)
SOFR
(2)
08/01/52
— (26) (26)
Barclays USD 3,760 3.100%
(3)
SOFR
(2)
09/21/52
225 263 488
Barclays USD 3,983 3 Month LIBOR
(2)
2.275%
(3)
03/25/55
— 315 315
Barclays USD 8,277 SOFR
(2)
1.984%
(3)
03/24/57
— 604 604
Morgan Stanley USD 214,999 SOFR
(2)
3.400%
(3)
09/21/24
(1,354) (866) (2,220)
Morgan Stanley USD 20,000 SOFR
(2)
3.200%
(3)
09/21/32 (655) (663) (1,318)
Total Open Interest Rate Swap Contracts (å) (2,043) (3,500) (5,543)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 411
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Morgan Stanley USD 56,430 5.000%
(2)
06/20/27 2,421 (1,771) 650
Total Open Credit Indices - Sell Protection Contracts 2,421 (1,771) 650
Total Open Credit Default Swap Contracts (å) 2,421 (1,771) 650
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 29,987 $ 19 $ — $ 30,006
International Debt — 69,537 — — 69,537
Mortgage-Backed Securities — 103,603 — — 103,603
Non-US Bonds — 581 — — 581
Common Stocks
Consumer Discretionary 9,251 10,179 — — 19,430
Consumer Staples 2,163 4,053 — — 6,216
Energy 4,257 2,067 — — 6,324
Financial Services 39,068 27,719 — — 66,787
Health Care 5,432 6,371 — — 11,803
Materials and Processing 9,225 8,298 — — 17,523
Producer Durables 8,587 13,959 2,839 — 25,385
Technology 18,200 8,845 — — 27,045
Utilities 7,302 5,236 — — 12,538
Preferred Stocks 5,450 462 — — 5,912
Options Purchased 1,905 29,243 — — 31,148
Short-Term Investments — 34,815 13 53,114 87,942
Other Securities — — — 3,574 3,574
Total Investments 110,840 354,955 2,871 56,688 525,354
Securities Sold Short*
Long-Term Investments — (6,522) — — (6,522)
Other Financial Instruments
Assets

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
412 Multi-Strategy Income Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Futures Contracts 7,456 — — — 7,456
Foreign Currency Exchange Contracts — 900 — — 900
Interest Rate Swap Contracts — 7,032 — — 7,032
Credit Default Swap Contracts — 650 — — 650
Liabilities
Futures Contracts (2,649) — — — (2,649)
Options Written — (13,529) — — (13,5 29 )
Foreign Currency Exchange Contracts (1) (203) — — (204)
Interest Rate Swap Contracts — (12,575) — — (12,575)
Total Other Financial Instruments
**
$ 4,80 6 $ (17,725) $ — $ — $ (12,9 19 )
* Refer to Schedule of Investments for detailed sector breakout.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2022, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2022, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ............................................................................................
1,891
Australia .............................................................................................
3,747
Austria ................................................................................................
203
Azerbaijan ..........................................................................................
717
Bahrain ...............................................................................................
1,419
Belgium ..............................................................................................
616
Bermuda .............................................................................................
1,529
Brazil ..................................................................................................
5,865
Burkina Faso .......................................................................................
237
Canada ................................................................................................
10,104
Cayman Islands ...................................................................................
4,819
Chile ...................................................................................................
2,803
China ..................................................................................................
13,891
Colombia .............................................................................................
2,358
Costa Rica ...........................................................................................
1,473
Denmark .............................................................................................
1,186
Finland ...............................................................................................
341
France .................................................................................................
7,558
Georgia ...............................................................................................
809
Germany .............................................................................................
4,951
Ghana .................................................................................................
125
Greece ................................................................................................
301
Guernsey .............................................................................................
243

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 413
Amounts in thousands
Country Exposure
Fair Value
$
Hong Kong ..........................................................................................
4,311
Hungary ..............................................................................................
125
India ...................................................................................................
3,453
Indonesia ............................................................................................
5,464
Ireland ................................................................................................
1,545
Israel ...................................................................................................
311
Italy ....................................................................................................
1,910
Japan ..................................................................................................
26,809
Kazakhstan .........................................................................................
2,608
Kyrgyzstan ..........................................................................................
137
Luxembourg ........................................................................................
386
Macao .................................................................................................
188
Malaysia ..............................................................................................
2,702
Mexico ................................................................................................
4,639
Mongolia .............................................................................................
1,757
Morocco ..............................................................................................
773
Netherlands ........................................................................................
4,106
New Zealand .......................................................................................
248
Norway ................................................................................................
177
Oman ..................................................................................................
1,790
Pakistan ..............................................................................................
943
Panama ...............................................................................................
1,264
Peru ....................................................................................................
1,479
Philippines ..........................................................................................
1,641
Poland .................................................................................................
219
Portugal ..............................................................................................
74
Puerto Rico .........................................................................................
403
Qatar ...................................................................................................
1,396
Russia .................................................................................................
—
Saudi Arabia .......................................................................................
1,407
Singapore ............................................................................................
1,989
South Africa ........................................................................................
2,672
South Korea ........................................................................................
4,702
Spain ...................................................................................................
1,418
Sweden ................................................................................................
2,321
Switzerland .........................................................................................
5,454
Taiwan .................................................................................................
2,784
Thailand ..............................................................................................
802
Trinidad and Tobago ...........................................................................
383
Turkey .................................................................................................
2,697
Ukraine ...............................................................................................
280
United Arab Emirates .........................................................................
2,207
United Kingdom ..................................................................................
18,459
United States .......................................................................................
33 7 , 621
Uzbekistan ..........................................................................................
1,292
Virgin Islands, British .........................................................................
822
Total Investments ....................................................................
5 25 , 354
United States .......................................................................................
(6,522)
Total Securities Sold Short ......................................................
(6,522)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
414 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 31.7%
Corporate Bonds and Notes - 5.7%
Aircastle , Ltd.
4.250% due 06/15/26 35 33
Alarm.com, Inc.
5.284% due 01/15/26 415 349
Alteryx , Inc.
0.500% due 08/01/24 775 681
Apollo Commercial Real Estate Finance,
Inc.
5.375% due 10/15/23 2,550 2,509
Ashland LLC
3.375% due 09/01/31 (Þ) 151 129
Ball Corp.
2.875% due 08/15/30 139 120
Bandwidth, Inc.
0.250% due 03/01/26 990 664
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.250% due 02/01/31 (Þ) 325 282
Centene Corp.
2.500% due 03/01/31 128 110
CF Industries, Inc.
5.150% due 03/15/34 28 28
4.950% due 06/01/43 28 26
Chegg , Inc.
4.794% due 09/01/26 908 681
Clearway Energy Operating LLC
3.750% due 02/15/31 (Þ) 61 53
Cleveland-Cliffs, Inc.
Series WI
7.000% due 03/15/27 72 70
Coinbase Global, Inc.
0.500% due 06/01/26 293 178
Coupa Software, Inc.
0.375% due 06/15/26 391 312
Cryoport , Inc.
0.750% due 12/01/26 415 329
DCP Midstream Operating, LP
5.125% due 05/15/29 39 38
DigitalOcean Holdings, Inc.
5.087% due 12/01/26 (Þ) 575 431
DocuSign, Inc.
1.000% due 01/15/24 985 918
EnLink Midstream Partners, LP
5.600% due 04/01/44 71 55
5.050% due 04/01/45 103 76
5.450% due 06/01/47 72 55
Enterprise Products Operating LLC
5.375% due 02/15/78 (USD 3 Month
LIBOR + 2.570%)(Ê) 713 571
EZCORP, Inc.
2.375% due 05/01/25 1,654 1,481
Fastly , Inc.
7.664% due 03/15/26 195 144
General Electric Co.
Series D
5.159% due 12/29/49 (USD 3 Month
LIBOR + 3.330%)(Ê)(ƒ) 170 159
Gossamer Bio, Inc.
5.000% due 06/01/27 111 107
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Greenlight Capital, Inc.
4.000% due 08/01/23 480 446
Haemonetics Corp.
6.123% due 03/01/26 2,098 1,695
Hanesbrands, Inc.
4.875% due 05/15/26 (Ñ)(Þ) 739 719
HCA, Inc.
7.500% due 11/15/95 221 241
Helix Energy Solutions Group, Inc.
4.125% due 09/15/23 359 346
Herbalife Nutrition, Ltd.
2.625% due 03/15/24 856 776
Huntsman International LLC
2.950% due 06/15/31 310 263
Illumina, Inc.
2.248% due 08/15/23 2,008 1,914
Invacare Corp.
5.000% due 11/15/24 505 431
Ionis Pharmaceuticals, Inc.
0.125% due 12/15/24 (Ñ) 3,114 2,742
JPMorgan Chase & Co.
Series CC
4.625% due 12/31/99 (USD 3 Month
LIBOR + 2.580%)(Ê)(ƒ) 50 46
Kaman Corp.
3.250% due 05/01/24 1,653 1,567
Kinder Morgan Energy Partners, LP
4.700% due 11/01/42 290 257
L Brands, Inc.
Series WI
6.875% due 11/01/35 125 115
LendingTree , Inc.
0.500% due 07/15/25 878 645
Levi Strauss & Co.
3.500% due 03/01/31 (Ñ)(Þ) 561 507
Liberty Broadband Corp.
1.250% due 09/30/50 2,410 2,241
Liberty Media Corp.
2.125% due 03/31/48 (Þ) 1,958 1,897
Livongo Health, Inc.
0.875% due 06/01/25 623 535
MFA Financial, Inc.
6.250% due 06/15/24 2,266 2,040
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/29 (Þ) 106 96
Nabors Industries, Inc.
0.750% due 01/15/24 (Ñ) 1,367 1,230
New Mountain Finance Corp.
5.750% due 08/15/23 1,540 1,544
Novelis Corp.
4.750% due 01/30/30 (Þ) 197 182
3.875% due 08/15/31 (Þ) 81 69
OneMain Finance Corp.
3.500% due 01/15/27 71 60
3.875% due 09/15/28 9 7
4.000% due 09/15/30 14 11
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 2,572 2,487
Plains All American Pipeline, LP

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 415
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series B
6.125% due 12/31/99 (USD 3 Month
LIBOR + 4.110%)(Ê)(ƒ) 756 574
Post Holdings, Inc.
4.625% due 04/15/30 (Þ) 52 47
4.500% due 09/15/31 (Þ) 246 218
Radius Health, Inc.
3.000% due 09/01/24 508 494
Range Resources Corp.
Series WI
4.875% due 05/15/25 132 132
Redwood Trust, Inc.
4.750% due 08/15/23 466 444
RWT Holdings, Inc.
5.750% due 10/01/25 1,367 1,171
Sealed Air Corp.
4.000% due 12/01/27 (Þ) 400 380
Shopify, Inc.
0.125% due 11/01/25 489 420
Snap, Inc.
7.631% due 05/01/27 228 161
Spotify Technology SA
4.125% due 03/15/26 1,303 1,065
Taylor Morrison Communities, Inc.
5.125% due 08/01/30 (Þ) 255 234
TerraForm Power Operating LLC
4.750% due 01/15/30 (Þ) 307 285
Theravance Biopharma, Inc.
3.250% due 11/01/23 659 659
T-Mobile USA, Inc.
Series WI
2.250% due 11/15/31 32 27
Unity Software, Inc.
7.080% due 11/15/26 218 163
Western Digital Corp.
1.500% due 02/01/24 2,892 2,755
2.850% due 02/01/29 74 62
3.100% due 02/01/32 53 42
WisdomTree Investments, Inc.
3.250% due 06/15/26 1,194 1,090
46,121
International Debt - 1.9%
AerCap Holdings NV
5.875% due 10/10/79 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.535%)(Ê) 300 266
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.650% due 07/21/27 225 209
Akbank TAS
Series REGS
5.125% due 03/31/25 200 174
Alcoa Nederland Holding BV
4.125% due 03/31/29 (Þ) 200 188
Ardagh Metal Packaging Finance USA
LLC / Ardagh Metal Packaging
Finance PLC
Series REGS
3.000% due 09/01/29 EUR 100 84
Ashland Services BV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
2.000% due 01/30/28 EUR 150 131
Banco BTG Pactual SA
Series REGS
2.750% due 01/11/26 200 180
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 120 130
Berry Global, Inc.
Series REGS
1.000% due 01/15/25 EUR 100 97
7.000% due 01/15/25 EUR 200 194
1.500% due 01/15/27 EUR 370 336
Bharti Airtel, Ltd.
Series REGS
4.375% due 06/10/25 200 199
BNP Paribas SA
Series REGS
4.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.944%)(Ê)(ƒ) 200 162
Catalent Pharma Solutions, Inc.
Series REGS
2.375% due 03/01/28 EUR 506 450
Cemex SAB de CV
Series REGS
3.875% due 07/11/31 200 161
China Ping An Insurance Overseas
Holdings, Ltd.
2.850% due 08/12/31 200 158
Country Garden Holdings Co., Ltd.
5.625% due 01/14/30 200 64
Credit Suisse Group AG
4.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.554%)(Ê)(ƒ) 200 144
DNB Bank ASA
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.140%)(Ê)(ƒ) 405 392
Enbridge, Inc.
5.500% due 07/15/77 (USD 3 Month
LIBOR + 3.418%)(Ê) 118 107
Falabella SA
Series REGS
3.375% due 01/15/32 200 168
Graphic Packaging International LLC
2.625% due 02/01/29 (Þ) EUR 100 86
Greenko Power II, Ltd.
Series REGS
4.300% due 12/13/28 196 167
Hope Bancorp, Inc.
2.000% due 05/15/38 2,148 2,092
HSBC Bank PLC
Series 1M
3.127% due 10/06/15 (USD 6 Month
LIBOR + 0.250%)(Ê) 100 77
ING Groep NV

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
416 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series NC10
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.862%)(Ê)(ƒ) 200 148
IQVIA, Inc.
2.250% due 03/15/29 (Þ) EUR 248 220
Series REGS
2.250% due 01/15/28 EUR 176 162
2.250% due 03/15/29 EUR 100 89
Itau Unibanco Holding SA
3.875% due 04/15/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.446%)(Ê)(Þ) 200 178
Jazz Investments I, Ltd.
1.500% due 08/15/24 277 274
JOYY, Inc.
0.750% due 06/15/25 891 810
Klabin Austria GmbH
Series REGS
3.200% due 01/12/31 200 163
Kraft Heinz Foods Co.
4.125% due 07/01/27 GBP 200 245
Millicom International Cellular SA
Series REGS
4.500% due 04/27/31 200 163
Momo , Inc.
1.250% due 07/01/25 689 627
MPT Operating Partnership, LP / MPT
Finance Corp.
3.692% due 06/05/28 GBP 397 423
NatWest Group PLC
4.600% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.100%)(Ê)(ƒ) 200 158
Netflix, Inc.
Series REGS
3.625% due 06/15/30 EUR 300 290
Network i2i, Ltd.
Series REGS
5.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.274%)(Ê)(ƒ) 200 194
NIO, Inc.
0.500% due 02/01/27 343 260
Olympus Water US Holding Corp.
Series REGS
5.375% due 10/01/29 EUR 110 82
Orbia Advance Corp. SAB de CV
Series REGS
2.875% due 05/11/31 200 165
Pinduoduo , Inc.
2.227% due 12/01/25 (Ñ) 1,227 1,092
Sappi Papier Holding GmbH
Series REGS
7.500% due 06/15/32 160 149
Seagate HDD Cayman
3.375% due 07/15/31 177 142
Shimao Group Holdings, Ltd.
4.600% due 07/13/30 (~)(Ê) 200 16
Silgan Holdings, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
2.250% due 06/01/28 EUR 400 348
Southern Co. (The)
1.875% due 09/15/81 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.108%)(Ê) EUR 100 73
SPCM SA
3.125% due 03/15/27 (Þ) 200 171
3.375% due 03/15/30 (Þ) 200 161
Stora Enso OYJ
7.250% due 04/15/36 (Þ) 200 237
Series REGS
7.250% due 04/15/36 150 178
Summit Digitel Infrastructure Private,
Ltd.
Series REGS
2.875% due 08/12/31 200 156
Suzano Austria GmbH
Series DM3N
3.125% due 01/15/32 200 163
Telecom Italia Capital SA
6.000% due 09/30/34 70 55
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24 230 197
Turkiye Vakiflar Bankasi TAO
Series REGS
5.250% due 02/05/25 200 173
UPC Broadband Finco BV
4.875% due 07/15/31 (Þ) 200 177
Vale Overseas, Ltd.
3.750% due 07/08/30 100 91
VTR Comunicaciones SpA
Series REGS
4.375% due 04/15/29 400 262
14,908
Mortgage-Backed Securities - 21.7%
Fannie Mae
4.500% due 2049 18 18
5.000% due 2049 80 82
30 Year TBA(Ï)
3.000% 3,000 2,886
3.500% 4,000 3,947
4.000% 3,000 3,015
4.500% 5,000 5,087
5.000% 21,000 21,567
5.500% 36,000 37,210
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIPS
6.232% due 04/25/40 (-1 x USD 1
Month LIBOR + 6.400%)(Ê) 915 151
Series 2010-99 Class NI
Interest Only STRIPS
6.000% due 09/25/40 1,734 327
Series 2010-109 Class IM
Interest Only STRIPS
5.500% due 09/25/40 2,499 382

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 417
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2011-101 Class SA
Interest Only STRIPS
5.732% due 10/25/41 (USD 1 Month
LIBOR + 5.900%)(Ê) 989 139
Series 2011-134 Class SP
Interest Only STRIPS
5.832% due 02/25/41 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 1,378 79
Series 2012-62 Class MI
Interest Only STRIPS
4.000% due 03/25/41 179 8
Series 2012-116 Class SA
Interest Only STRIPS
7.032% due 10/25/42 (-1 x USD 1
Month LIBOR + 7.200%)(Ê) 2,739 470
Series 2013-7 Class SA
Interest Only STRIPS
6.532% due 02/25/43 (-1 x USD 1
Month LIBOR + 6.700%)(Ê) 3,930 847
Series 2013-35 Class PI
Interest Only STRIPS
3.000% due 02/25/42 141 3
Series 2013-40 Class YI
Interest Only STRIPS
3.500% due 06/25/42 225 20
Series 2013-57 Class IQ
Interest Only STRIPS
3.000% due 06/25/41 267 12
Series 2013-107 Class SB
Interest Only STRIPS
5.782% due 02/25/43 (USD 1 Month
LIBOR + 5.950%)(Ê) 2,134 341
Series 2015-34 Class QI
Interest Only STRIPS
5.000% due 06/25/45 681 122
Series 2015-35 Class IA
Interest Only STRIPS
5.000% due 06/25/45 1,067 201
Series 2015-69 Class IO
Interest Only STRIPS
6.000% due 09/25/45 1,656 383
Series 2016-8 Class SA
Interest Only STRIPS
5.882% due 03/25/46 (USD 1 Month
LIBOR + 6.050%)(Ê) 3,247 493
Series 2016-54 Class SD
Interest Only STRIPS
5.832% due 08/25/46 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 2,500 372
Series 2016-61 Class BS
Interest Only STRIPS
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 4,581 452
Series 2016-65 Class CS
Interest Only STRIPS
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,962 363
Series 2016-83 Class BS
Interest Only STRIPS
5.932% due 11/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 3,954 567
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-32 Class IP
Interest Only STRIPS
4.500% due 05/25/47 3,127 564
Series 2017-75 Class NI
Interest Only STRIPS
5.000% due 11/25/46 976 180
Series 2017-112 Class SG
Interest Only STRIPS
6.052% due 01/25/48 (-1 x USD 1
Month LIBOR + 6.220%)(Ê) 1,280 150
Series 2018-1 Class AI
Interest Only STRIPS
5.000% due 02/25/48 2,239 414
Series 2018-3 Class PI
Interest Only STRIPS
4.000% due 02/25/48 420 69
Series 2018-36 Class IO
Interest Only STRIPS
5.000% due 06/25/48 1,333 230
Series 2018-36 Class SD
Interest Only STRIPS
6.082% due 06/25/48 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 4,133 482
Series 2018-47 Class SA
Interest Only STRIPS
6.082% due 07/25/48 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 2,064 263
Series 2018-62 Class SB
Interest Only STRIPS
6.032% due 09/25/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 2,865 432
Series 2018-95 Class SA
Interest Only STRIPS
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 2,453 281
Series 2018-95 Class SL
Interest Only STRIPS
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 1,982 236
Series 2019-13 Class IO
Interest Only STRIPS
4.500% due 03/25/49 711 40
Series 2019-17 Class LI
Interest Only STRIPS
4.500% due 04/25/49 788 83
Series 2019-26 Class SM
Interest Only STRIPS
5.882% due 06/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,784 269
Series 2019-41 Class SK
Interest Only STRIPS
5.964% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,572 398
Series 2019-42 Class SA
Interest Only STRIPS
5.964% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,499 217
Series 2019-43 Class KS
Interest Only STRIPS
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,340 244

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
418 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-45 Class SD
Interest Only STRIPS
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,163 137
Series 2019-50 Class SN
Interest Only STRIPS
5.878% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,203 302
Series 2019-51 Class KS
Interest Only STRIPS
5.902% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,133 295
Series 2019-57 Class SG
Interest Only STRIPS
5.964% due 10/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,411 447
Series 2019-73 Class SC
Interest Only STRIPS
5.882% due 12/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,073 322
Series 2019-83 Class QS
Interest Only STRIPS
5.858% due 01/25/50 (-1 x USD 1
Month LIBOR + 5.950%)(Ê) 3,012 497
Series 2020-24 Class IB
Interest Only STRIPS
3.000% due 04/25/50 5,842 854
Series 2020-27 Class IM
Interest Only STRIPS
3.500% due 05/25/35 4,555 453
Series 2020-31 Class CI
Interest Only STRIPS
5.000% due 05/25/50 4,057 741
Series 2020-35 Class SC
Interest Only STRIPS
5.968% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.070%)(Ê) 3,410 489
Series 2020-41 Class SE
Interest Only STRIPS
5.970% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 3,693 471
Series 2020-47 Class ID
Interest Only STRIPS
4.000% due 07/25/50 3,166 613
Series 2020-56 Class JI
Interest Only STRIPS
4.000% due 08/25/50 1,900 373
Series 2020-62 Class CI
Interest Only STRIPS
4.000% due 06/25/48 3,466 691
Series 2020-73 Class IJ
Interest Only STRIPS
3.000% due 10/25/50 3,941 612
Series 2020-93 Class WI
Interest Only STRIPS
5.000% due 06/25/50 2,443 478
Series 2020-99 Class IB
Interest Only STRIPS
3.500% due 05/25/50 4,416 797
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-3 Class NI
Interest Only STRIPS
2.500% due 02/25/51 7,215 1,014
Series 2021-5 Class PI
Interest Only STRIPS
3.500% due 02/25/51 5,235 809
Series 2021-17 Class GI
Interest Only STRIPS
4.000% due 02/25/51 2,339 434
Series 2021-18 Class IY
Interest Only STRIPS
4.500% due 08/25/49 1,482 296
Series 2021-25 Class IJ
Interest Only STRIPS
3.500% due 05/25/51 7,061 1,112
Series 2021-56 Class IB
Interest Only STRIPS
2.500% due 09/25/51 5,281 500
Series 2021-56 Class IL
Interest Only STRIPS
3.000% due 03/25/51 4,629 697
Series 2021-56 Class QI
Interest Only STRIPS
4.500% due 09/25/51 3,606 782
Series 2021-56 Class WI
Interest Only STRIPS
2.500% due 09/25/51 3,949 525
Series 2021-67 Class IG
Interest Only STRIPS
3.000% due 10/25/51 2,448 389
Series 2021-77 Class BI
Interest Only STRIPS
4.500% due 11/25/51 3,122 564
Series 2021-94 Class AI
Interest Only STRIPS
3.000% due 01/25/52 5,087 731
Series 2022-13 Class IO
Interest Only STRIPS
2.500% due 12/25/51 3,135 410
Series 2022-43 Class SB
Interest Only STRIPS
4.615% due 07/25/52 (-1 x SOFR 30
Day Average + 5.400%)(Ê) 7,130 783
Fannie Mae Strips
Series 2009-397
Interest Only STRIPS
5.000% due 09/25/39 237 41
Series 2010-404
Interest Only STRIPS
4.500% due 05/25/40 167 36
Freddie Mac REMICS
Series 2011-3919 Class SA
Interest Only STRIPS
6.315% due 09/15/41 (USD 1 Month
LIBOR + 6.500%)(Ê) 1,506 241
Series 2011-3927 Class IP
Interest Only STRIPS
4.500% due 06/15/40 193 6

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 419
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-4000 Class LI
Interest Only STRIPS
4.000% due 02/15/42 204 19
Series 2012-4016 Class SC
Interest Only STRIPS
6.315% due 03/15/42 (-1 x USD 1
Month LIBOR + 6.500%)(Ê) 713 116
Series 2013-4265 Class SD
Interest Only STRIPS
5.915% due 01/15/35 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,770 197
Series 2015-4425 Class EI
Interest Only STRIPS
4.000% due 01/15/45 965 156
Series 2015-4452 Class QI
Interest Only STRIPS
4.000% due 11/15/44 1,560 250
Series 2016-4560 Class IO
Interest Only STRIPS
5.810% due 05/15/39 (~)(Ê) 892 148
Series 2016-4596 Class CS
Interest Only STRIPS
5.915% due 06/15/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 3,213 363
Series 2016-4604 Class QI
Interest Only STRIPS
3.500% due 07/15/46 1,062 182
Series 2017-4678 Class MS
Interest Only STRIPS
5.915% due 04/15/47 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 610 106
Series 2017-4697 Class PI
Interest Only STRIPS
3.500% due 09/15/45 3 —
Series 2017-4697 Class YI
Interest Only STRIPS
3.500% due 07/15/47 636 72
Series 2017-4731 Class QS
Interest Only STRIPS
6.015% due 11/15/47 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 803 122
Series 2017-4749 Class IP
Interest Only STRIPS
4.000% due 02/15/47 2,049 309
Series 2018-4801 Class IG
Interest Only STRIPS
3.000% due 06/15/48 1,411 193
Series 2018-4808 Class SD
Interest Only STRIPS
6.015% due 07/15/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,757 270
Series 2019-4900 Class SH
Interest Only STRIPS
5.898% due 07/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,987 353
Series 2019-4911 Class SB
Interest Only STRIPS
5.966% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,050 305
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-4915 Class SD
Interest Only STRIPS
5.964% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,529 393
Series 2019-4919 Class SP
Interest Only STRIPS
5.888% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,449 528
Series 2019-4928 Class S
Interest Only STRIPS
5.815% due 11/25/49 (USD 1 Month
LIBOR + 6.000%)(Ê) 1,283 184
Series 2020-4964 Class IA
Interest Only STRIPS
4.500% due 03/25/50 3,504 815
Series 2020-4976 Class MI
Interest Only STRIPS
4.500% due 05/25/50 4,010 812
Series 2020-4979 Class SN
Interest Only STRIPS
5.865% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,011 268
Series 2020-4979 Class YS
Interest Only STRIPS
5.900% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,349 191
Series 2020-4982 Class DI
Interest Only STRIPS
4.000% due 06/25/50 2,663 333
Series 2020-4991 Class IE
Interest Only STRIPS
5.000% due 07/25/50 2,638 425
Series 2020-5007 Class IC
Interest Only STRIPS
5.000% due 08/25/50 2,958 600
Series 2020-5007 Class SK
Interest Only STRIPS
5.952% due 08/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,453 255
Series 2020-5010 Class IE
Interest Only STRIPS
4.000% due 09/25/50 4,507 792
Series 2020-5011 Class SA
Interest Only STRIPS
6.089% due 09/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 3,924 648
Series 2020-5012 Class BI
Interest Only STRIPS
4.000% due 09/25/50 4,594 786
Series 2020-5014 Class AI
Interest Only STRIPS
4.500% due 09/25/50 3,270 572
Series 2020-5023 Class TS
Interest Only STRIPS
6.094% due 10/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 3,493 711
Series 2020-5034 Class IJ
Interest Only STRIPS
2.500% due 11/25/50 4,326 683

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
420 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-5049 Class AI
Interest Only STRIPS
4.500% due 12/25/50 3,157 622
Series 2020-5060 Class EI
Interest Only STRIPS
3.500% due 01/25/51 4,429 828
Series 2021-5072 Class MI
Interest Only STRIPS
3.500% due 01/25/51 1,776 305
Series 2021-5072 Class YI
Interest Only STRIPS
3.000% due 01/25/51 6,374 1,008
Series 2021-5080 Class IQ
Interest Only STRIPS
3.500% due 04/25/50 3,980 742
Series 2021-5082 Class IQ
Interest Only STRIPS
3.000% due 03/25/51 5,252 786
Series 2021-5119 Class IB
Interest Only STRIPS
3.000% due 06/25/41 5,567 622
Series 2021-5128 Class IE
Interest Only STRIPS
4.500% due 07/25/51 3,048 647
Series 2021-5170 Class IC
Interest Only STRIPS
4.500% due 08/25/50 2,504 449
Series 2021-5178 Class IB
Interest Only STRIPS
4.000% due 11/25/51 2,410 438
Series 2021-5179 Class BI
Interest Only STRIPS
4.500% due 01/25/52 4,044 815
Series 2021-5183 Class IO
Interest Only STRIPS
3.000% due 01/25/52 2,366 360
Ginnie Mae
Series 2011-17 Class S
Interest Only STRIPS
5.860% due 02/20/41 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,034 257
Ginnie Mae II
3.500% due 2049 127 127
5.000% due 2049 142 147
5.500% due 2049 44 46
4.000% due 2050 20 21
5.000% due 2050 180 185
30 Year TBA(Ï)
3.000% 2,000 1,948
4.000% 2,000 2,021
4.500% 3,000 3,058
Ginnie Mae REMICS
Series 2009-121 Class CI
Interest Only STRIPS
4.500% due 12/16/39 1,742 317
Series 2010-35 Class QI
Interest Only STRIPS
4.500% due 03/20/40 2,754 483
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2010-35 Class UI
Interest Only STRIPS
5.000% due 03/20/40 2,727 462
Series 2010-H19 Class BI
Interest Only STRIPS
1.426% due 08/20/60 (~)(Ê) 1,999 78
Series 2010-H22 Class CI
Interest Only STRIPS
2.342% due 10/20/60 (~)(Ê) 686 33
Series 2011-135 Class DI
Interest Only STRIPS
5.000% due 04/16/40 2,127 404
Series 2011-137 Class MI
Interest Only STRIPS
4.000% due 01/20/41 215 12
Series 2012-129 Class IO
Interest Only STRIPS
4.500% due 11/16/42 482 80
Series 2012-140 Class IC
Interest Only STRIPS
3.500% due 11/20/42 917 137
Series 2012-H06 Class AI
Interest Only STRIPS
1.302% due 01/20/62 (~)(Ê) 3,785 106
Series 2012-H18 Class NI
Interest Only STRIPS
1.414% due 08/20/62 (~)(Ê) 9,992 283
Series 2013-67 Class IP
Interest Only STRIPS
4.000% due 04/16/43 2,247 391
Series 2013-76 Class IO
Interest Only STRIPS
3.500% due 05/20/43 341 58
Series 2013-79 Class PI
Interest Only STRIPS
3.500% due 04/20/43 302 44
Series 2013-82 Class TI
Interest Only STRIPS
3.500% due 05/20/43 3,692 535
Series 2013-H08 Class BI
Interest Only STRIPS
1.665% due 03/20/63 (~)(Ê) 4,469 221
Series 2013-H14 Class XI
Interest Only STRIPS
1.612% due 03/20/63 (~)(Ê) 743 24
Series 2014-116 Class IL
Interest Only STRIPS
4.000% due 08/20/44 485 55
Series 2014-131 Class BS
Interest Only STRIPS
6.005% due 09/16/44 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,926 380
Series 2014-137 Class ID
Interest Only STRIPS
5.500% due 09/16/44 793 147
Series 2014-184 Class DI
Interest Only STRIPS
5.500% due 12/16/44 2,466 498

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 421
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-188 Class IB
Interest Only STRIPS
4.000% due 12/20/44 1,708 174
Series 2014-H24 Class BI
Interest Only STRIPS
1.606% due 11/20/64 (~)(Ê) 9,416 443
Series 2014-H25 Class BI
Interest Only STRIPS
1.662% due 12/20/64 (~)(Ê) 1,499 65
Series 2015-20 Class PI
Interest Only STRIPS
3.500% due 02/20/45 1,515 269
Series 2015-24 Class AI
Interest Only STRIPS
3.500% due 12/20/37 152 2
Series 2015-69 Class IO
Interest Only STRIPS
5.000% due 05/20/45 1,153 192
Series 2015-131 Class MI
Interest Only STRIPS
3.500% due 09/20/45 391 46
Series 2015-165 Class IC
Interest Only STRIPS
3.500% due 07/16/41 957 48
Series 2015-167 Class BI
Interest Only STRIPS
4.500% due 04/16/45 458 88
Series 2015-182 Class IC
Interest Only STRIPS
4.500% due 12/20/45 2,512 488
Series 2015-187 Class JI
Interest Only STRIPS
4.000% due 03/20/45 907 136
Series 2015-H04 Class AI
Interest Only STRIPS
2.348% due 12/20/64 (~)(Ê) 685 30
Series 2015-H09 Class BI
Interest Only STRIPS
1.660% due 03/20/65 (~)(Ê) 384 17
Series 2015-H10 Class CI
Interest Only STRIPS
1.777% due 04/20/65 (~)(Ê) 1,070 55
Series 2015-H13 Class AI
Interest Only STRIPS
2.172% due 06/20/65 (~)(Ê) 1,619 78
Series 2015-H15 Class JI
Interest Only STRIPS
1.935% due 06/20/65 (~)(Ê) 781 46
Series 2015-H25 Class AI
Interest Only STRIPS
1.583% due 09/20/65 (~)(Ê) 985 45
Series 2016-42 Class IO
Interest Only STRIPS
5.000% due 02/20/46 149 26
Series 2016-75 Class EI
Interest Only STRIPS
3.500% due 08/20/45 878 103
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-77 Class SC
Interest Only STRIPS
5.910% due 10/20/45 (USD 1 Month
LIBOR + 6.100%)(Ê) 576 72
Series 2016-77 Class SL
Interest Only STRIPS
5.960% due 03/20/43 (USD 1 Month
LIBOR + 6.150%)(Ê) 285 10
Series 2016-79 Class IO
Interest Only STRIPS
3.500% due 06/20/46 350 50
Series 2016-150 Class I
Interest Only STRIPS
5.000% due 11/20/46 271 49
Series 2016-H01 Class AI
Interest Only STRIPS
2.366% due 01/20/66 (~)(Ê) 10,734 442
Series 2016-H04 Class KI
Interest Only STRIPS
2.260% due 02/20/66 (~)(Ê) 649 18
Series 2016-H08 Class AI
Interest Only STRIPS
2.317% due 08/20/65 (~)(Ê) 3,643 133
Series 2016-H13 Class EI
Interest Only STRIPS
1.177% due 04/20/66 (~)(Ê) 5,835 354
Series 2016-H15 Class AI
Interest Only STRIPS
2.634% due 07/20/66 (~)(Ê) 6,283 330
Series 2016-H21 Class AI
Interest Only STRIPS
2.265% due 09/20/66 (~)(Ê) 7,063 419
Series 2016-H22 Class AI
Interest Only STRIPS
3.140% due 10/20/66 (~)(Ê) 4,359 192
Series 2016-H22 Class IO
Interest Only STRIPS
1.832% due 10/20/66 (~)(Ê) 4,243 204
Series 2016-H24 Class AI
Interest Only STRIPS
2.889% due 11/20/66 (~)(Ê) 4,825 305
Series 2016-H24 Class KI
Interest Only STRIPS
2.009% due 11/20/66 (~)(Ê) 1,120 77
Series 2016-H27 Class BI
Interest Only STRIPS
2.482% due 12/20/66 (~)(Ê) 6,460 482
Series 2017-26 Class IM
Interest Only STRIPS
6.500% due 02/20/47 2,213 300
Series 2017-38 Class DI
Interest Only STRIPS
5.000% due 03/16/47 860 173
Series 2017-42 Class IC
Interest Only STRIPS
4.500% due 08/20/41 2,963 573
Series 2017-45 Class IM
Interest Only STRIPS
4.000% due 10/20/44 174 11

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
422 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-52 Class DI
Interest Only STRIPS
5.500% due 04/20/47 1,233 228
Series 2017-66 Class KI
Interest Only STRIPS
4.000% due 08/20/44 816 21
Series 2017-79 Class IB
Interest Only STRIPS
5.500% due 05/20/47 1,612 281
Series 2017-99 Class PI
Interest Only STRIPS
4.000% due 03/20/46 622 69
Series 2017-104 Class MI
Interest Only STRIPS
5.500% due 07/16/47 2,822 662
Series 2017-118 Class KI
Interest Only STRIPS
3.500% due 10/20/46 250 6
Series 2017-123 Class JI
Interest Only STRIPS
4.000% due 08/20/46 859 78
Series 2017-132 Class IA
Interest Only STRIPS
4.500% due 09/20/47 235 36
Series 2017-139 Class IG
Interest Only STRIPS
3.500% due 09/20/47 411 47
Series 2017-179 Class WI
Interest Only STRIPS
5.000% due 12/20/47 259 48
Series 2017-H02 Class BI
Interest Only STRIPS
2.425% due 01/20/67 (~)(Ê) 431 26
Series 2017-H03 Class AI
Interest Only STRIPS
2.524% due 12/20/66 (~)(Ê) 5,608 378
Series 2017-H03 Class CI
Interest Only STRIPS
2.393% due 12/20/66 (~)(Ê) 3,652 212
Series 2017-H03 Class DI
Interest Only STRIPS
2.715% due 12/20/66 (~)(Ê) 1,504 111
Series 2017-H03 Class EI
Interest Only STRIPS
2.479% due 01/20/67 (~)(Ê) 1,242 110
Series 2017-H04 Class BI
Interest Only STRIPS
2.447% due 02/20/67 (~)(Ê) 4,384 337
Series 2017-H05 Class CI
Interest Only STRIPS
2.979% due 02/20/67 (~)(Ê) 1,674 112
Series 2017-H06 Class BI
Interest Only STRIPS
2.351% due 02/20/67 (~)(Ê) 3,784 233
Series 2017-H06 Class DI
Interest Only STRIPS
1.748% due 02/20/67 (~)(Ê) 3,741 190
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H08 Class EI
Interest Only STRIPS
2.566% due 02/20/67 (~)(Ê) 1,190 63
Series 2017-H08 Class NI
Interest Only STRIPS
2.373% due 03/20/67 (~)(Ê) 3,881 200
Series 2017-H09 Class DI
Interest Only STRIPS
1.874% due 03/20/67 (~)(Ê) 3,180 193
Series 2017-H09 Class IO
Interest Only STRIPS
2.185% due 04/20/67 (~)(Ê) 3,374 184
Series 2017-H11 Class DI
Interest Only STRIPS
1.970% due 05/20/67 (~)(Ê) 1,226 73
Series 2017-H14 Class JI
Interest Only STRIPS
2.180% due 06/20/67 (~)(Ê) 298 26
Series 2017-H14 Class LI
Interest Only STRIPS
1.649% due 06/20/67 (~)(Ê) 2,857 173
Series 2017-H16 Class EI
Interest Only STRIPS
1.820% due 08/20/67 (~)(Ê) 6,075 303
Series 2017-H16 Class FI
Interest Only STRIPS
2.371% due 08/20/67 (~)(Ê) 11,123 486
Series 2017-H16 Class IB
Interest Only STRIPS
1.834% due 08/20/67 (~)(Ê) 1,970 69
Series 2017-H18 Class CI
Interest Only STRIPS
2.248% due 09/20/67 (~)(Ê) 334 32
Series 2017-H18 Class FI
Interest Only STRIPS
2.408% due 09/20/67 (~)(Ê) 8,450 624
Series 2017-H19 Class MI
Interest Only STRIPS
2.051% due 04/20/67 (~)(Ê) 4,751 313
Series 2017-H20 Class AI
Interest Only STRIPS
2.336% due 10/20/67 (~)(Ê) 5,197 385
Series 2017-H20 Class DI
Interest Only STRIPS
2.363% due 10/20/67 (~)(Ê) 3,750 318
Series 2017-H20 Class HI
Interest Only STRIPS
2.305% due 10/20/67 (~)(Ê) 2,119 150
Series 2017-H21 Class DI
Interest Only STRIPS
1.934% due 10/20/67 (~)(Ê) 11,903 486
Series 2017-H22 Class DI
Interest Only STRIPS
2.466% due 11/20/67 (~)(Ê) 4,737 397
Series 2017-H22 Class GI
Interest Only STRIPS
2.471% due 10/20/67 (~)(Ê) 4,798 457

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 423
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H25 Class IO
Interest Only STRIPS
2.263% due 11/20/67 (~)(Ê) 2,656 179
Series 2018-21 Class IN
Interest Only STRIPS
5.000% due 02/20/48 1,310 299
Series 2018-67 Class SC
Interest Only STRIPS
6.010% due 05/20/48 (USD 1 Month
LIBOR + 6.200%)(Ê) 1,006 119
Series 2018-72 Class IC
Interest Only STRIPS
4.000% due 05/20/45 2,161 306
Series 2018-77 Class IO
Interest Only STRIPS
5.000% due 06/20/48 978 131
Series 2018-89 Class LS
Interest Only STRIPS
6.010% due 06/20/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,699 202
Series 2018-105 Class SG
Interest Only STRIPS
6.060% due 08/20/48 (USD 1 Month
LIBOR + 6.250%)(Ê) 1,102 124
Series 2018-127 Class IA
Interest Only STRIPS
3.500% due 04/20/42 1,178 98
Series 2018-127 Class ID
Interest Only STRIPS
5.000% due 07/20/45 2,338 328
Series 2018-H01 Class AI
Interest Only STRIPS
2.332% due 01/20/68 (~)(Ê) 3,160 174
Series 2018-H04 Class IO
Interest Only STRIPS
2.665% due 02/20/68 (~)(Ê) 1,794 142
Series 2018-H05 Class IE
Interest Only STRIPS
2.482% due 02/20/68 (~)(Ê) 3,809 313
Series 2018-H08 Class FI
Interest Only STRIPS
0.254% due 06/20/68 (~)(Ê) 5,743 396
Series 2018-H13 Class NI
Interest Only STRIPS
2.869% due 08/20/68 (~)(Ê) 7,031 473
Series 2019-6 Class SM
Interest Only STRIPS
5.860% due 01/20/49 (USD 1 Month
LIBOR + 6.050%)(Ê) 1,249 128
Series 2019-23 Class VS
Interest Only STRIPS
5.960% due 02/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 2,437 329
Series 2019-78 Class SJ
Interest Only STRIPS
5.860% due 06/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 175 16
Series 2019-78 Class SM
Interest Only STRIPS
5.910% due 06/20/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 1,743 189
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-83 Class JS
Interest Only STRIPS
5.910% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,729 327
Series 2019-90 Class SJ
Interest Only STRIPS
5.948% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 3,100 358
Series 2019-96 Class SY
Interest Only STRIPS
5.651% due 08/20/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 3,292 430
Series 2019-99 Class KS
Interest Only STRIPS
5.860% due 08/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 150 15
Series 2019-123 Class SL
Interest Only STRIPS
5.960% due 10/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 2,821 251
Series 2019-137 Class GI
Interest Only STRIPS
4.000% due 11/20/49 2,162 349
Series 2019-143 Class HS
Interest Only STRIPS
5.860% due 09/20/49 (USD 1 Month
LIBOR + 6.050%)(Ê) 1,466 167
Series 2019-H15 Class CI
Interest Only STRIPS
1.617% due 07/20/69 (~)(Ê) 5,200 207
Series 2019-H15 Class MI
Interest Only STRIPS
1.801% due 09/20/69 (~)(Ê) 4,986 282
Series 2020-7 Class IB
Interest Only STRIPS
4.000% due 01/20/50 3,881 614
Series 2020-32 Class IA
Interest Only STRIPS
3.883% due 03/16/47 (~)(Ê) 2,582 420
Series 2020-32 Class IV
Interest Only STRIPS
3.000% due 03/20/50 2,365 288
Series 2020-46 Class MI
Interest Only STRIPS
4.000% due 04/20/50 1,657 271
Series 2020-47 Class SA
Interest Only STRIPS
5.813% due 05/20/44 (USD 1 Month
LIBOR + 6.000%)(Ê) 5,046 622
Series 2020-78 Class DI
Interest Only STRIPS
4.000% due 06/20/50 3,973 645
Series 2020-79 Class DI
Interest Only STRIPS
3.500% due 06/20/50 5,169 883
Series 2020-84 Class ES
Interest Only STRIPS
6.004% due 06/20/50 (USD 1 Month
LIBOR + 6.150%)(Ê) 2,989 413

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
424 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-96 Class CS
Interest Only STRIPS
6.016% due 08/20/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 2,214 263
Series 2020-148 Class AI
Interest Only STRIPS
2.500% due 10/20/50 6,339 808
Series 2020-148 Class AS
Interest Only STRIPS
6.154% due 10/20/50 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 3,167 481
Series 2020-173 Class MI
Interest Only STRIPS
2.500% due 11/20/50 4,055 522
Series 2020-186 Class DI
Interest Only STRIPS
3.000% due 12/20/50 4,502 647
Series 2020-188 Class QI
Interest Only STRIPS
3.000% due 10/20/50 2,918 433
Series 2020-H02 Class AI
Interest Only STRIPS
1.652% due 01/20/70 (~)(Ê) 13,255 675
Series 2021-42 Class IG
Interest Only STRIPS
3.000% due 03/20/51 1,871 261
Series 2021-49 Class SB
Interest Only STRIPS
6.193% due 03/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 2,493 391
Series 2021-58 Class SA
Interest Only STRIPS
5.706% due 04/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 3,130 454
Series 2021-59 Class SQ
Interest Only STRIPS
6.184% due 04/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 2,780 323
Series 2021-59 Class SU
Interest Only STRIPS
6.184% due 04/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 3,662 552
Series 2021-77 Class IL
Interest Only STRIPS
3.000% due 07/20/50 3,186 425
Series 2021-77 Class SM
Interest Only STRIPS
6.199% due 05/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 2,236 338
Series 2021-78 Class IP
Interest Only STRIPS
3.000% due 05/20/51 6,126 814
Series 2021-96 Class SQ
Interest Only STRIPS
6.266% due 06/20/51 (-1 x USD 1
Month LIBOR + 6.350%)(Ê) 3,204 575
Series 2021-97 Class QI
Interest Only STRIPS
3.000% due 06/20/51 4,578 637
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-116 Class YS
Interest Only STRIPS
6.112% due 09/20/50 (USD 1 Month
LIBOR + 6.200%)(Ê) 3,648 475
Series 2021-155 Class ID
Interest Only STRIPS
3.000% due 09/20/51 3,831 576
Series 2021-162 Class IO
Interest Only STRIPS
4.000% due 09/20/51 5,286 671
Series 2021-176 Class IK
Interest Only STRIPS
5.500% due 10/20/51 2,426 384
Series 2021-209 Class TG
Interest Only STRIPS
4.500% due 11/20/51 6,286 795
Series 2021-214 Class DI
Interest Only STRIPS
3.500% due 12/20/51 4,939 670
Series 2021-H03 Class IM
Interest Only STRIPS
0.959% due 02/20/71 (~)(Ê) 13,665 402
Series 2021-H16 Class GI
Interest Only STRIPS
2.321% due 09/20/71 (~)(Ê) 5,045 312
Series 2022-23 Class UI
Interest Only STRIPS
5.000% due 02/20/52 2,014 323
Series 2022-45 Class DS
Interest Only STRIPS
5.650% due 11/20/49 (-1 x SOFR 30
Day Average + 5.700%)(Ê) 6,343 799
Series 2022-63 Class SB
Interest Only STRIPS
5.300% due 11/20/46 (-1 x SOFR 30
Day Average + 5.600%)(Ê) 4,418 418
Series 2022-H01 Class BI
Interest Only STRIPS
2.194% due 12/20/71 (~)(Ê) 5,720 338
174,287
Non-US Bonds - 1.4%
ABN AMRO Bank NV
4.750% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.898%)(Ê)(ƒ) EUR 400 364
Alpha Services and Holdings SA
5.500% due 06/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 5.823%)(Ê) EUR 100 81
Altice Financing SA
Series REGS
4.250% due 08/15/29 EUR 263 230
Altice France Holding SA
Series REGS
4.000% due 02/15/28 EUR 307 234
Arcelik AS
3.000% due 05/27/26 EUR 200 168
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 425
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.750% due 07/15/27 GBP 484 440
Banco BPM SpA
1.625% due 02/18/25 EUR 250 243
Bank of Cyprus PCL
2.500% due 06/24/27 (EUR Swap
Annual [versus 6 Month EURIBOR] 1
Year Rate + 2.785%)(Ê) EUR 100 78
Bank of Ireland Group PLC
1.375% due 08/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 1.650%)(Ê) EUR 200 181
BAWAG Group AG
5.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 4.415%)(Ê)(ƒ) EUR 200 183
Caisse Nationale de Reassurance
Mutuelle Agricole Groupama
6.375% due 05/29/49 (3 Month
EURIBOR + 5.770%)(Ê)(ƒ) EUR 300 320
Canpack SA / Eastern PA Land
Investment Holding LLC
Series REGS
2.375% due 11/01/27 EUR 100 87
Cellnex Telecom SA
0.750% due 11/20/31 EUR 300 243
Cooperatieve Rabobank UA
3.250% due 12/31/99 (~)(Ê)(ƒ) EUR 400 358
Crown European Holdings SA
Series REGS
2.875% due 02/01/26 EUR 400 390
Deutsche Postbank Funding Trust III
Series .
2.081% due 06/29/49 (EURIBOR
ICE Swap Rate + 0.125%)(Ê)(ƒ) EUR 253 202
Electricite de France SA
6.000% due 12/31/99 (GBP Swap
[versus SONIA] 13 Year Rate +
4.235%)(Ê)(ƒ) GBP 400 454
Enel SpA
Series 9.5Y
1.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.011%)(Ê)(ƒ) EUR 200 146
Energias de Portugal SA
Series NC8
1.875% due 03/14/82 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.080%)(Ê) EUR 100 78
Eurofins Scientific SE
3.250% due 12/31/99 (3 Month
EURIBOR + 2.667%)(Ê)(ƒ) EUR 100 94
Faurecia SE
2.375% due 06/15/27 EUR 100 84
Goodyear Europe BV
Series REGS
2.750% due 08/15/28 EUR 122 104
Grifols SA
3.875% due 10/15/28 (Þ) EUR 100 89
Series REGS
3.875% due 10/15/28 EUR 484 431
Heimstaden Bostad AB
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.149%)(Ê)(ƒ) EUR 100 72
Ibercaja Banco SA
2.750% due 07/23/30 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.882%)(Ê) EUR 100 85
Iliad SA
1.875% due 02/11/28 EUR 300 264
Infrastrutture Wireless Italiane SpA
Series GMTN
1.625% due 10/21/28 EUR 100 90
International Consolidated Airlines
Group SA
Series IAG
1.125% due 05/18/28 EUR 100 71
Intesa Sanpaolo SpA
4.125% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 4.274%)(Ê)(ƒ) EUR 250 185
Koninklijke KPN NV
2.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.344%)(Ê)(ƒ) EUR 100 95
La Banque Postale SA
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.121%)(Ê)(ƒ) EUR 400 297
Lagardere SA
1.750% due 10/07/27 EUR 100 97
Lorca Telecom Bondco SA
4.000% due 09/18/27 (Þ) EUR 100 93
4.000% due 09/18/27 EUR 100 93
Loxam SAS
Series REGS
4.500% due 02/15/27 EUR 100 95
Marks & Spencer PLC
4.500% due 07/10/27 GBP 467 497
Matterhorn Telecom SA
Series REGS
3.125% due 09/15/26 EUR 109 102
Nexi SpA
5.196% due 02/24/28 EUR 100 75
Orsted A/S
Series GBP
2.500% due 02/18/21 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 1.886%)(Ê) GBP 100 89
Phoenix Group Holdings PLC
5.750% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.169%)(Ê)(ƒ) GBP 200 218
Q-Park Holding I BV
Series REGS
2.000% due 03/01/27 EUR 109 91
Samhallsbyggnadsbolaget i Norden AB
2.624% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.814%)(Ê)(ƒ) EUR 100 50
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.227%)(Ê)(ƒ) EUR 100 50

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
426 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SIG Combibloc PurchaseCo SARL
Series REGS
2.125% due 06/18/25 EUR 200 197
Smurfit Kappa Treasury ULC
1.000% due 09/22/33 EUR 113 90
SoftBank Group Corp.
3.125% due 09/19/25 EUR 100 89
Solvay SA
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.977%)(Ê)(ƒ) EUR 300 266
Telefonica Europe BV
2.376% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 8
Year Rate + 2.616%)(Ê)(ƒ) EUR 200 161
TenneT Holding BV
2.374% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.719%)(Ê)(ƒ) EUR 100 97
Terna Rete Elettrica Nazionale SpA
2.375% due 12/31/99 (~)(Ê)(ƒ) EUR 100 81
UniCredit SpA
3.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.081%)(Ê)(ƒ) EUR 200 157
UnipolSai Assicurazioni SpA
6.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 6.744%)(Ê)(ƒ) EUR 200 191
United Group BV
Series REGS
3.625% due 02/15/28 EUR 210 167
Veolia Environnement SA
2.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.081%)(Ê)(ƒ) EUR 100 83
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.840%)(Ê)(ƒ) EUR 100 85
Verallia SA
1.875% due 11/10/31 EUR 200 161
Vmed O2 UK Financing I PLC
Series REGS
4.500% due 07/15/31 GBP 950 999
Volvo Car AB
2.000% due 01/24/25 EUR 200 198
VZ Vendor Financing II BV
Series REGS
2.875% due 01/15/29 EUR 300 247
Ziggo Bond Co. BV
Series REGS
3.375% due 02/28/30 EUR 50 40
Ziggo Secured Co. BV
Series REGS
3.375% due 02/28/30 EUR 100 79
11,379
United States Government Treasuries - 1.0%
United States Treasury Notes
0.250% due 03/15/24 2,502 2,396
0.250% due 08/31/25 5,666 5,235
7,631
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Long-Term Investments
(cost $261,375) 254,326
Common Stocks - 51.2%
Consumer Discretionary - 6.3%
adidas AG 698 120
Advance Auto Parts, Inc. 774 150
Afya , Ltd. Class A (Æ) 13,335 140
Aisin Seiki Co., Ltd. 20,600 612
Alibaba Group Holding, Ltd. (Æ) 97,200 1,099
Amazon.com, Inc. (Æ) 28,171 3,803
Aoyama Trading Co., Ltd. 26,500 175
Autoliv , Inc. 19,199 1,651
AutoZone, Inc. (Æ) 78 167
Barnes & Noble Education, Inc. (Æ) 88,507 240
Best Buy Co., Inc. 2,196 169
BJ's Restaurants, Inc. (Æ) 34,767 816
Boyd Gaming Corp. 3,237 180
Cable One, Inc. 133 183
Carrols Restaurant Group, Inc. 130,130 324
Cary Group AB (Æ) 31,689 198
Charter Communications, Inc. Class
A (Æ) 355 153
China Tourism Group Duty Free Corp.,
Ltd. Class A 11,298 352
Cie Financiere Richemont SA Class A 3,225 390
Citizen Watch Co., Ltd. 168,900 741
Comcast Corp. Class A 17,560 659
Comet Holding AG 1,492 275
Costco Wholesale Corp. 385 208
Dana Holding Corp. 56,487 947
Davide Campari-Milano NV (Æ) 35,849 399
Dechra Pharmaceuticals PLC 11,980 539
Diageo PLC 6,525 310
Dollar General Corp. 801 199
Dollar Tree, Inc. (Æ) 2,235 370
DR Horton, Inc. 12,077 942
Ferrari NV 726 154
Galaxy Entertainment Group, Ltd. 128,000 763
Games Workshop Group PLC 2,228 211
Garmin, Ltd. 1,216 119
Geely Automobile Holdings, Ltd. 240,000 477
Genuine Parts Co. 1,380 211
Goodyear Tire & Rubber Co. (The) (Æ) 47,675 585
Grand Canyon Education, Inc. (Æ) 2,239 215
Home Depot, Inc. (The) 1,066 321
Honda Motor Co., Ltd. 74,100 1,898
Hyundai Department Store Co., Ltd. 3,208 165
Indian Hotels Co., Ltd. 62,505 208

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 427
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Industria de Diseno Textil SA 9,518 231
JD.com, Inc. Class A 12,750 380
JD.com, Inc.
-
ADR 3,706 221
Kering 861 494
Kia Corp. 8,375 525
Komeri Co., Ltd. 29,000 583
K's Holdings Corp. 27,000 273
Kuaishou Technology (Æ)(Þ) 59,900 608
Kweichow Moutai Co., Ltd. Class A 2,700 762
La Francaise des Jeux SAEM (Þ) 4,681 167
Lennar Corp. Class A 2,308 196
Li Auto, Inc. Class A (Æ) 19,000 311
Li Auto, Inc.
-
ADR (Æ) 4,092 134
Liberty SiriusXM Group Class C (Æ) 4,256 169
LKQ Corp. 3,530 194
Lowe's Cos., Inc. 867 166
LVMH Moet Hennessy Louis Vuitton
SE
-
ADR 623 433
Maruti Suzuki India, Ltd. 3,576 396
Meituan Class B (Æ)(Þ) 30,300 686
MercadoLibre , Inc. (Æ) 1,007 819
Michelin (CGDE) 49,503 1,385
Midea Group Co., Ltd. Class A 31,781 260
MIPS AB 1,569 84
Moncler SpA 12,995 652
Netflix, Inc. (Æ) 4,344 977
Next PLC 23,049 1,920
Nike, Inc. Class B 7,805 897
NIO, Inc.
-
ADR (Æ) 30,478 601
NVR, Inc. (Æ) 30 132
Omnicom Group, Inc. 2,203 154
O'Reilly Automotive, Inc. (Æ) 251 177
Oriental Holdings BHD 71,167 106
Pernod Ricard SA 2,460 484
Pinduoduo , Inc.
-
ADR (Æ) 20,269 993
Poshmark , Inc. Class A (Æ) 97,967 1,057
PulteGroup, Inc. 4,724 206
RELX PLC 5,680 168
Sands China, Ltd. (Æ) 70,000 165
SEB SA 1,642 138
Service Corp. International 2,547 190
SGS SA 55 134
Spectris PLC 27,268 1,036
Subaru Corp. 17,000 298
Sumitomo Electric Industries, Ltd. 119,500 1,331
Target Corp. 924 151
Techtronic Industries Co., Ltd. 12,500 139
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Teleperformance
-
GDR 3,299 1,104
Tencent Holdings, Ltd. 44,083 1,734
Tencent Holdings, Ltd.
-
ADR (Ñ) 7,186 278
Toyota Industries Corp. 5,500 333
United Arrows, Ltd. 16,500 218
Wacoal Holdings Corp. 19,400 315
Walmart, Inc. 2,274 300
Walt Disney Co. (The) (Æ) 12,992 1,378
Weichai Power Co., Ltd. Class H 208,000 299
Xebio Holdings Co., Ltd. 21,700 150
Yamada Holdings Co., Ltd. 186,700 673
Zillow Group, Inc. Class A (Æ) 15,688 549
50,752
Consumer Staples - 2.0%
Adecoagro SA 97,503 800
Altria Group, Inc. 3,344 147
Archer-Daniels-Midland Co. 3,845 318
Astarta Holding NV (Æ) 17,362 90
Barry Callebaut AG 74 164
Campbell Soup Co. 3,692 182
Chocoladefabriken Lindt & Spruengli
AG 16 281
Church & Dwight Co., Inc. 1,979 174
Clorox Co. (The) 862 122
Coca-Cola Co. (The) 2,722 175
Colgate-Palmolive Co. 3,702 291
ConAgra Foods, Inc. 5,278 181
CVS Health Corp. 4,752 455
Dino Polska SA (Æ)(Þ) 7,215 565
Essity Aktiebolag Class B 6,528 166
First Pacific Co., Ltd. 522,000 208
First Resources, Ltd. 270,797 271
Fujian Sunner Development Co., Ltd.
Class A 118,400 348
General Mills, Inc. 2,435 182
Golden Agri-Resources, Ltd. 4,054,500 765
Haleon PLC (Æ) 14,785 53
Heineken NV 2,326 229
Henkel AG & Co. KGaA 3,369 212
Inner Mongolia Yili Industrial Group
Co., Ltd. Class A 86,200 459
JM Smucker Co. (The) 1,320 175
Kao Corp. 38,600 1,683
Kato Sangyo Co., Ltd. 7,000 173
Kernel Holding SA 26,409 149
Kimberly-Clark Corp. 1,947 257
Kirin Holdings Co., Ltd. 118,900 1,951
Koninklijke Ahold Delhaize NV 6,540 180

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
428 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kraft Heinz Co. (The) 4,088 151
Kroger Co. (The) 3,471 161
Lenta PLC
-
GDR (Æ)(Š) 105,913 —
L'Oreal SA 480 181
Mondelez International, Inc. Class A 2,999 192
Morinaga Milk Industry Co., Ltd. 6,000 221
PepsiCo, Inc. 1,160 203
Philip Morris International, Inc. 2,718 264
Procter & Gamble Co. (The) 3,528 490
Reynolds Consumer Products, Inc. 5,794 168
Thai Beverage PCL 1,266,261 592
Tsingtao Brewery Co., Ltd. Class H 66,000 647
Tyson Foods, Inc. Class A 2,187 193
Unilever PLC 6,656 324
Walgreens Boots Alliance, Inc. 4,348 172
WH Group, Ltd. (Þ) 396,500 301
15,666
Energy - 1.9%
Cenovus Energy, Inc. 58,355 1,112
Chevron Corp. 5,073 831
EOG Resources, Inc. 1,231 137
Exxon Mobil Corp. 8,221 797
Fission Uranium Corp. (Æ) 475,216 278
Ganfeng Lithium Co., Ltd. Class H (Þ) 45,360 412
Gazprom PJSC(Æ) (Š) 332,583 —
Green Plains, Inc. (Æ) 18,911 681
GS Holdings Corp. 2,026 65
Japan Petroleum Exploration Co., Ltd. 11,000 290
Kinder Morgan, Inc. 33,197 597
LONGi Green Energy Technology Co.,
Ltd. Class A 18,100 166
Lukoil PJSC
-
ADR(Æ) (Š) 8,302 —
Marathon Petroleum Corp. 1,514 139
NAC Kazatomprom JSC
-
GDR 35,576 1,066
NexTier Oilfield Solutions, Inc. (Æ) 119,462 1,191
Ningbo Ronbay New Energy Technology
Co., Ltd. Class A 23,861 493
Petroleo Brasileiro SA
-
ADR 83,379 1,191
Range Resources Corp. 20,881 691
Reliance Industries, Ltd. 44,467 1,413
Riyue Heavy Industry Co., Ltd. Class A 57,500 215
Rubis SCA 6,466 158
Saudi Arabian Oil Co. (Þ) 10,144 107
Schneider Electric SE 1,188 165
Shell PLC 8,295 222
Shenzhen Senior Technology Material
Co., Ltd. Class A 54,500 231
SM Energy Co. 29,372 1,212
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Southwestern Energy Co. (Æ) 105,468 745
Targa Resources Corp. 6,333 438
TotalEnergies SE 4,890 249
Tullow Oil PLC (Æ) 267,904 169
15,461
Financial Services - 12.2%
Aedifica SA (ö) 1,845 191
Aflac, Inc. 4,122 236
AIA Group, Ltd. 124,000 1,252
Air Lease Corp. Class A 1,697 63
Aldar Properties PJSC 99,329 133
Allianz SE 940 170
Allied Properties Real Estate Investment
Trust (ö) 15,045 401
Allstate Corp. (The) 1,517 177
Alpha Services and Holdings SA 461,520 410
American Express Co. 968 149
American Homes 4 Rent Class A (ö) 4,230 160
American Tower Corp. (ö) 1,045 283
Americold Realty Trust, Inc. (ö) 17,408 570
Apartment Income REIT Corp. (ö) 7,045 319
Apple Hospitality REIT, Inc. (ö) 78,413 1,308
Arch Capital Group, Ltd. (Æ) 3,647 162
ARGAN SA (ö) 1,319 134
Ascendas Real Estate Investment
Trust (ö) 56,500 122
Assicurazioni Generali SpA 6,918 104
Assura PLC (ö) 230,722 194
Assurant, Inc. 935 164
AvalonBay Communities, Inc. (ö) 707 151
Axis Bank, Ltd. 42,335 388
Axis Capital Holdings, Ltd. 19,119 965
Baloise Holding AG 879 140
Banco Bradesco SA
-
ADR 95,539 317
Banco do Brasil SA 8,600 60
Bank Central Asia Tbk PT 1,430,595 713
Bank Mandiri Persero Tbk PT 1,243,395 697
Bank of America Corp. 33,106 1,119
Bank of Ireland Group PLC 152,066 870
Bank of New York Mellon Corp. (The) 3,713 161
Bank Rakyat Indonesia Persero Tbk PT 3,568,800 1,052
BDO Unibank , Inc. 112,440 245
Berkshire Hathaway, Inc. Class B (Æ) 3,299 992
Big Yellow Group PLC (ö) 3,639 63
BlackRock, Inc. Class A 254 170
Blackstone Group, Inc. (The) Class A 14,717 1,502
Blucora , Inc. (Æ) 40,736 815

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 429
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BNP Paribas SA 14,142 670
BOC Hong Kong Holdings, Ltd. 122,500 443
British Land Co. PLC (The) (ö) 45,636 274
Brixmor Property Group, Inc. (ö) 6,460 150
Camden Property Trust (ö) 4,462 630
Capitaland Investment, Ltd. 133,500 380
Castellum AB 7,237 117
Catena AB 3,047 140
CBRE Group, Inc. Class A 3,264 279
Chailease Holding Co., Ltd. 60,000 426
Charles Schwab Corp. (The) 26,706 1,844
Charter Hall Group
-
ADR (ö) 49,751 445
Chubb, Ltd. 1,557 294
Citigroup, Inc. 17,171 891
CK Asset Holdings, Ltd. 39,500 280
CME Group, Inc. Class A 1,422 284
Credicorp , Ltd. 3,062 396
Credit Saison Co., Ltd. 99,400 1,268
Crown Castle International Corp. (ö) 952 172
CubeSmart (ö) 3,379 155
Dai-ichi Life Holdings, Inc. 79,900 1,385
Daiwa House REIT Investment Corp. (ö) 68 164
DBS Group Holdings, Ltd. 17,830 407
Dexus Property Group (ö) 50,371 336
Digital Realty Trust, Inc. (ö) 9,898 1,311
Duke Realty Corp. (ö) 15,259 955
Dundee Corp. Class A (Æ) 82,535 88
East Money Information Co., Ltd. Class
A 186,780 619
Equinix , Inc. (ö) 1,338 942
Equities AB 20,956 574
Equity LifeStyle Properties, Inc. Class
A (ö) 2,169 159
Equity Residential (ö) 1,941 152
ESR Cayman, Ltd. (Þ) 43,600 113
Essex Property Trust, Inc. (ö) 2,763 792
Etalon Group PLC
-
GDR (Š) 185,343 —
Eurobank Ergasias SA (Æ) 272,287 250
Eurocommercial Properties (ö) 3,075 70
Extra Space Storage, Inc. (ö) 5,942 1,126
EZCORP, Inc. Class A (Æ) 130,757 1,051
Fastighets AB Balder (Æ) 22,230 143
Fidelity National Financial, Inc. 4,022 161
First American Financial Corp. 2,298 133
First Foundation, Inc. 37,390 778
First Republic Bank 1,137 185
Frasers Logistics & Commercial Trust (ö) 238,800 249
Gaming and Leisure Properties, Inc. (ö) 3,552 185
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Globe Life Inc. (Æ) 1,737 175
GLP J-REIT (ö) 248 326
Goldman Sachs Group, Inc. (The) 535 178
Goodman Group (ö) 15,420 224
Grainger PLC 38,101 138
Groupe Bruxelles Lambert SA 1,864 165
Grupo Financiero Banorte SAB de CV
Class O 96,400 549
Hachijuni Bank, Ltd. (The) 141,200 525
Halyk Savings Bank of Kazakhstan JSC
-
GDR (Æ) 18,386 172
Hana Financial Group, Inc. 28,108 803
Hannover Rueck SE 1,820 257
Hanover Insurance Group, Inc. (The) 1,181 161
Hartford Financial Services Group, Inc. 2,793 180
Healthcare Realty Trust, Inc. (ö) 7,898 207
Healthpeak Properties, Inc. (ö) 26,053 720
Highwoods Properties, Inc. (ö) 7,681 273
Hirogin Holdings, Inc. 80,700 372
Hongkong Land Holdings, Ltd. 119,039 620
Host Hotels & Resorts, Inc. (ö) 23,263 414
Housing Development Finance Corp.,
Ltd. 8,014 241
HSBC Holdings PLC 39,328 247
Icade SA (ö) 1,767 89
ICICI Bank, Ltd. 52,634 546
ICICI Bank, Ltd.
-
ADR 93,970 1,953
Invitation Homes, Inc. (ö) 39,280 1,533
Itau Unibanco Holding SA
-
ADR 135,307 609
Japan Retail Fund Investment Corp. (ö) 447 364
Jones Lang LaSalle, Inc. (Æ) 2,959 564
JPMorgan Chase & Co. 5,131 592
Kasikornbank PCL 89,500 360
KB Financial Group, Inc. 13,100 488
Kenedix Office Investment Corp. Class
A (ö) 17 91
Keppel REIT (ö) 268,500 216
Kimco Realty Corp. (ö) 23,021 509
KKR & Co., Inc. Class A 16,069 891
Klepierre SA
-
GDR (ö) 15,020 335
Korean Reinsurance Co. 19,418 132
Lamar Advertising Co. Class A (ö) 1,556 157
LEG Immobilien SE 3,817 346
Link Real Estate Investment Trust (ö) 69,900 586
London Stock Exchange Group PLC 6,968 680
LSR Group PJSC (Æ)(Š) 33,861 —
LX Holdings Corp. (Æ) 1,012 7
LXI REIT PLC (ö) 31,809 58
M&T Bank Corp. 2,730 484

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
430 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Marsh & McLennan Cos., Inc. 2,058 337
MasterCard, Inc. Class A 5,029 1,779
Mid-America Apartment Communities,
Inc. (ö) 1,070 199
Mirvac Group (ö) 111,894 168
Mitsubishi Estate Co., Ltd. 133,199 1,983
Mitsubishi UFJ Financial Group, Inc. 180,200 1,016
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 24,218 117
Mitsui Fudosan Co., Ltd. 31,300 700
Mitsui Fudosan Logistics Park, Inc. (ö) 36 141
Morgan Stanley 2,122 179
Moscow Exchange MICEX-RTS
PJSC (Æ)(Š) 182,429 —
MS&AD Insurance Group Holdings, Inc. 21,100 683
National Commercial Bank 25,856 487
NatWest Group PLC 356,531 1,082
Nippon Building Fund, Inc. (ö) 55 292
Nishi-Nippon Financial Holdings, Inc. 67,700 378
NMI Holdings, Inc. Class A (Æ) 63,124 1,196
Nomura Holdings, Inc. 108,300 414
Nomura Real Estate Holdings, Inc. 12,700 308
Nomura Real Estate Master Fund, Inc. (ö) 265 332
North Pacific Bank, Ltd. 104,100 178
Northern Trust Corp. 1,397 139
Orix JREIT, Inc. (ö) 136 195
OTP Bank PLC 13,505 277
Parkway Life Real Estate Investment
Trust (ö) 79,700 277
Partners Group Holding AG 284 309
Ping An Insurance Group Co. of China,
Ltd. Class H 203,500 1,203
PNC Financial Services Group, Inc.
(The) 1,020 169
Popular, Inc. 9,782 760
Poste Italiane SpA (Þ) 16,013 135
Principal Financial Group, Inc. 2,364 158
Progressive Corp. (The) 1,600 184
Prologis, Inc. (ö) 16,962 2,249
Public Storage (ö) 4,862 1,587
QuakeSafe Technologies Co., Ltd. Class
A 23,451 205
Raymond James Financial, Inc. 1,665 164
Realty Income Corp. (ö) 19,032 1,408
Resona Holdings, Inc. 190,300 737
Rexford Industrial Realty, Inc. (ö) 4,100 268
Safestore Holdings PLC (ö) 23,057 321
Sampo OYJ Class A 3,103 134
SBA Communications Corp. (ö) 301 101
Sberbank of Russia PJSC (Æ)(Š) 334,627 —
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sculptor Capital Management, Inc. 61,441 603
Segro PLC (ö) 40,722 546
Simon Property Group, Inc. (ö) 10,624 1,154
Sirius Real Estate, Ltd. 151,391 176
Spirit Realty Capital, Inc. (ö) 6,078 270
Sprott , Inc. 4,419 167
Sumitomo Mitsui Financial Group, Inc. 66,200 2,076
Sumitomo Mitsui Trust Holdings, Inc. 48,000 1,573
Sun Communities, Inc. (ö) 4,240 695
Sun Hung Kai Properties, Ltd. 52,000 623
Swiss Life Holding AG 290 154
Swiss Prime Site AG Class A 1,762 160
Swiss Re AG 10,761 810
Tokyo Tatemono Co., Ltd. 6,600 97
Travelers Cos., Inc. (The) 955 152
Truist Financial Corp. 3,461 175
UBS Group AG 59,793 979
UDR, Inc. (ö) 19,670 952
Unibail - Rodamco -Westfield (ö) 1,117 63
UNITE Group PLC (The) (ö) 9,314 133
United Urban Investment Corp. (ö) 167 182
US Bancorp 4,097 193
VGP NV 679 119
VICI Properties, Inc. (ö) 5,359 183
Visa, Inc. Class A 2,014 427
Vonovia SE 58,528 1,943
VTB Bank PJSC (Æ)(Š) 294,650,000 —
Wells Fargo & Co. 8,287 364
Welltower , Inc. (ö) 14,329 1,237
Weyerhaeuser Co. (ö) 6,208 225
Wharf Real Estate Investment Co., Ltd. 29,000 129
Wihlborgs Fastigheter AB 8,742 74
Workspace Group PLC (ö) 13,320 96
WP Carey, Inc. (ö) 1,847 165
WR Berkley Corp. 2,570 161
Yellow Cake PLC (Æ)(Þ) 81,402 373
Yoma Strategic Holdings, Ltd. (Æ) 1,492,508 145
Zurich Insurance Group AG 382 167
98,215
Health Care - 3.9%
Abbott Laboratories 1,474 160
AbbVie, Inc. 2,474 355
AmerisourceBergen Corp. Class A 1,100 161
Amgen, Inc. 962 238
Anthem, Inc. (Æ) 983 469
Apollo Endosurgery , Inc. (Æ) 68,141 382
AstraZeneca PLC 7,594 998

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 431
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bangkok Dusit Medical Services PCL 836,500 609
Becton Dickinson and Co. 781 191
Biogen, Inc. (Æ) 1,321 284
Bristol-Myers Squibb Co. 3,888 287
Centene Corp. (Æ) 3,249 302
ChemoMetec A/S 4,630 553
Cigna Corp. 1,603 441
ConvaTec Group PLC (Þ) 542,004 1,511
Cooper Cos., Inc. (The) 518 169
Eli Lilly & Co. 927 306
Eurofins Scientific SE 1,441 112
Evotec SE (Æ) 11,389 295
Fresenius Medical Care AG & Co. 2,983 110
Gilead Sciences, Inc. 4,570 273
Glenmark Life Sciences, Ltd. 11,314 66
GSK Finance No. 3 PLC 11,828 249
H.U. Group Holdings, Inc. 11,600 278
Hapvida Participacoes e Investimentos
SA (Þ) 299,200 356
Henry Schein, Inc. (Æ) 2,016 159
Humana, Inc. 524 253
Illumina, Inc. (Æ) 3,049 661
Intuitive Surgical, Inc. (Æ) 5,306 1,221
Japan Lifeline Co., Ltd. 52,900 394
Johnson & Johnson 4,507 787
KYORIN Holdings, Inc. 45,700 620
Laboratory Corp. of America Holdings 701 184
Lifco AB (Æ) 8,939 174
Lonza Group AG 1,297 790
McKesson Corp. 546 187
Medtronic PLC 1,052 97
Merck & Co., Inc. 6,882 785
Novartis AG 4,695 404
Novo Nordisk A/S Class B 12,709 1,494
Pacira BioSciences , Inc. (Æ) 23,787 1,345
Pfizer, Inc. 13,562 685
Pharmaron Beijing Co., Ltd. Class H (Þ) 26,400 216
PolyPeptide Group AG (Þ) 4,817 228
Recordati SpA 4,091 182
Regeneron Pharmaceuticals, Inc. (Æ) 491 286
Roche Holding AG 1,968 688
Samsung Biologics Co., Ltd. (Æ)(Þ) 1,354 900
Sanofi
-
ADR 2,515 250
Sawai Group Holdings Co., Ltd. 14,800 480
Shanghai MicroPort MedBot Group Co.,
Ltd. (Æ) 41,000 177
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A 13,849 596
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Siemens Healthineers AG (Þ) 11,718 600
Sinopharm Group Co., Ltd. Class H 56,400 129
Straumann Holding AG 3,706 502
Suzuken Co., Ltd. 32,600 896
Takeda Pharmaceutical Co., Ltd. 49,900 1,468
Teladoc Health, Inc. (Æ) 14,779 545
Toho Holdings Co., Ltd. 37,000 567
United Therapeutics Corp. (Æ) 1,226 283
UnitedHealth Group, Inc. 1,659 900
Universal Health Services, Inc. Class B 1,003 113
West Pharmaceutical Services, Inc. 345 119
WuXi AppTec Co., Ltd. Class H (Þ) 26,000 316
Zai Lab, Ltd.
-
ADR (Æ) 15,105 612
Zoetis, Inc. Class A 2,642 482
30,930
Materials and Processing - 5.5%
AddTech AB Class B 10,810 185
Air Liquide SA Class A 1,600 220
Akzo Nobel NV 2,312 156
Aluminum Corp. of China, Ltd. Class H 1,528,000 563
Amcor PLC 14,899 193
Anglo American PLC 23,885 863
AngloGold Ashanti, Ltd.
-
ADR 38,663 569
Anhui Conch Cement Co., Ltd. Class H 120,000 476
AptarGroup, Inc. 1,564 169
ArcelorMittal SA (Æ) 45,955 1,129
Artemis Gold, Inc. (Æ) 80,314 319
Atlas Arteria, Ltd. 75,746 412
Ball Corp. 2,138 157
Baoshan Iron & Steel Co., Ltd. Class A 591,763 499
Bear Creek Mining Corp. (Æ) 109,903 76
Berry Plastics Group, Inc. (Æ) 2,853 164
Brenntag SE 2,251 157
Cameco Corp. Class A 28,956 745
Capstone Copper Corp. (Æ) 88,122 199
CCR SA 55,900 140
Celanese Corp. Class A 1,066 125
Cemex SAB de CV
-
ADR (Æ) 57,718 231
Centerra Gold, Inc. 57,485 358
China Youran Dairy Group, Ltd. (Æ)(Þ) 189,000 69
Chr Hansen Holding A/S 2,230 146
Constellium SE (Æ) 21,129 309
Copart , Inc. (Æ) 1,336 171
CRH PLC 34,537 1,323
Dow, Inc. 2,554 136
DuPont de Nemours, Inc. 2,531 155
EMS- Chemie Holding AG 197 157

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
432 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Endeavour Mining PLC 9,336 183
First Quantum Minerals, Ltd. 32,336 591
Freeport-McMoRan, Inc. 20,106 634
Fresnillo PLC 38,858 350
Gabriel Resources, Ltd. (Æ) 1,483,278 237
Geberit AG 217 114
Getlink SE 27,963 559
Givaudan SA 68 238
Gold Fields, Ltd. (Ñ) 48,747 448
Gold Fields, Ltd.
-
ADR 26,437 246
Graphic Packaging Holding Co. 8,407 187
Guangdong Wens Foodstuff Group Co.,
Ltd. Class A (Æ) 44,700 159
Harmony Gold Mining Co., Ltd.
-
ADR 234,744 768
Hokuetsu Corp. 51,800 273
IAMGOLD Corp. (Æ)(Ñ) 242,573 402
Impala Platinum Holdings, Ltd. 50,198 560
International Flavors & Fragrances, Inc. 1,443 179
International Paper Co. 3,867 165
International Tower Hill Mines, Ltd. (Æ)
(Ñ) 104,920 66
Ivanhoe Mines, Ltd. Class A (Æ) 114,828 714
JFE Holdings, Inc. 69,300 775
Koninklijke DSM NV 3,711 595
Kuraray Co., Ltd. 73,100 586
Lanxess AG 2,529 93
LG Chem , Ltd. 1,101 514
Linde PLC 1,007 304
LyondellBasell Industries NV Class A 2,191 195
MHP SE
-
GDR 69,777 298
Muyuan Foods Co., Ltd. Class A 54,574 484
Newcrest Mining, Ltd. 142,839 1,944
Newmont Corp. 2,516 114
NexGen Energy, Ltd. (Æ) 102,743 448
Nine Dragons Paper Holdings, Ltd. 383,000 317
Nippon Steel Corp. 130,500 1,940
Northern Dynasty Minerals, Ltd. (Æ)(Ñ) 418,276 132
NovaGold Resources, Inc. (Æ) 49,317 241
NSK, Ltd. 242,100 1,358
Oji Holdings Corp. 28,200 118
Packaging Corp. of America 1,084 152
Pan American Silver Corp. 20,911 426
Perpetua Resources Corp. (Æ) 31,042 86
Polyus PJSC
-
GDR(Æ) (Š) 9,738 —
PPG Industries, Inc. 1,373 178
Promotora y Operadora de
Infraestructura SAB de CV 14,183 102
Reliance Steel & Aluminum Co. 1,117 213
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Royal Gold, Inc. 7,211 755
Sabina Gold & Silver Corp. (Æ) 252,759 235
Saudi Arabian Mining Co. (Æ) 12,244 185
Seabridge Gold, Inc. (Æ) 48,505 665
Sealed Air Corp. 2,689 164
Semen Indonesia Persero Tbk PT 564,146 249
Sherwin-Williams Co. (The) 637 154
Shin-Etsu Chemical Co., Ltd. 1,300 167
Siemens AG 1,434 159
Sika AG 1,247 309
Silgan Holdings, Inc. 3,964 176
Sociedad Quimica y Minera de Chile
SA
-
ADR 8,723 858
Symrise AG 1,527 177
Ternium SA
-
ADR 1,918 68
Tianqi Lithium Corp. Class H (Æ) 20,400 208
Toagosei Co., Ltd. 27,800 216
Toray Industries, Inc. 328,200 1,806
Tronox Holdings PLC Class A 87,260 1,362
Trusco Nakayama Corp. 7,900 113
Turquoise Hill Resources, Ltd. (Æ) 48,836 1,277
UltraTech Cement, Ltd. 4,142 343
Univar Solutions, Inc.
-
ADR (Æ) 63,045 1,705
UPM- Kymmene OYJ 5,118 162
Vale SA Class B
-
ADR 51,672 696
Valvoline, Inc. 37,951 1,223
Venator Materials PLC (Æ) 141,895 244
Western Copper & Gold Corp. (Æ) 31,468 45
Westrock Co. 3,473 147
Wheaton Precious Metals Corp. 22,309 765
Zijin Mining Group Co., Ltd. Class H 366,000 431
44,321
Producer Durables - 7.0%
3M Co. 1,761 252
Adyen NV (Æ)(Þ) 457 824
Aena SME SA (Æ)(Þ) 6,384 808
Aeroports de Paris (Æ) 2,016 278
Air China, Ltd. Class H (Æ) 464,000 365
Airbus Group SE 13,621 1,474
Allfunds Group PLC 40,227 339
Altra Industrial Motion Corp. 44,150 1,842
Astec Industries, Inc. 14,091 692
Atlantia SpA 17,691 408
Auckland International Airport, Ltd. (Æ) 35,979 169
Aurizon Holdings, Ltd. 92,548 261
Avery Dennison Corp. 992 189
Azul SA
-
ADR (Æ) 24,647 167

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 433
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BAE Systems PLC 119,299 1,122
Block, Inc. Class A (Æ) 8,713 663
Bouygues SA
-
ADR 4,903 148
CAE, Inc. (Æ) 5,803 154
Canadian National Railway Co. 1,171 148
Cathay Pacific Airways, Ltd. (Æ) 375,000 389
Cellnex Telecom SA (Þ) 8,120 363
CH Robinson Worldwide, Inc. 1,739 193
Charoen Pokphand Foods PCL 694,800 478
CK Hutchison Holdings, Ltd. Class B 76,500 508
CSX Corp. 53,892 1,742
Cummins, Inc. 1,178 261
Danaher Corp. 1,225 357
Danone SA 32,629 1,800
DL E&C Co., Ltd. 1,552 49
Doosan Fuel Cell Co., Ltd. (Æ) 3,427 87
DSV A/S 3,236 544
East Japan Railway Co. 13,800 722
Eaton Corp. PLC 44 7
Eiffage SA 1,726 162
Epiroc AB Class A 35,747 636
Equinox Gold Corp. (Æ) 157,592 704
Expeditors International of Washington,
Inc. 1,217 129
Experian PLC 4,987 175
FedEx Corp. 1,743 406
Flughafen Zurich AG (Æ) 2,109 351
Fukuda Corp. 2,600 97
Full Truck Alliance Co., Ltd.
-
ADR (Æ) 13,530 115
General Dynamics Corp. 1,698 385
Grupo Aeroportuario del Sureste SAB de
CV Class B 20,560 387
Guangshen Railway Co., Ltd. Class H (Æ) 1,214,000 206
Hankook Technology Group Co., Ltd. 25,840 245
Hi Sun Technology China, Ltd. (Æ) 864,000 103
Hitachi, Ltd. 15,000 761
Honeywell International, Inc. 1,398 269
ICF International, Inc. 8,154 769
Infrastrutture Wireless Italiane SpA (Þ) 13,445 141
InterGlobe Aviation, Ltd. (Æ)(Þ) 12,939 306
International Consolidated Airlines
Group SA (Æ)(Ñ) 216,197 315
JB Hunt Transport Services, Inc. 1,005 184
JGC Holdings Corp. 110,300 1,358
Jiangsu Expressway Co., Ltd. Class H 194,000 169
JTEKT Corp. 96,800 717
Kajima Corp. 77,100 881
Kamigumi Co., Ltd. 15,300 312
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kerry Group PLC Class A 1,221 129
Kirby Corp. (Æ) 25,073 1,591
Knight-Swift Transportation Holdings,
Inc. (Æ) 3,497 192
Kone OYJ Class B 2,018 92
Kyowa Exeo Corp. 21,300 358
L3Harris Technologies, Inc. 719 173
Landstar System, Inc. 974 153
Larsen & Toubro, Ltd. 34,724 794
Latham Group, Inc. (Æ) 87,214 479
Lockheed Martin Corp. 847 350
Luks Group Vietnam Holdings Co., Ltd. 468,000 70
Meitec Corp. 19,800 374
Mitsubishi Corp. 31,700 944
Mitsui & Co., Ltd. 21,200 466
Monde Nissin Corp. (Æ)(Þ) 438,000 113
Nestle SA 6,867 843
NH Foods, Ltd. 17,200 521
Norfolk Southern Corp. 1,029 258
Northrop Grumman Corp. 390 187
Obayashi Corp. 52,000 382
Old Dominion Freight Line, Inc. 657 199
Organo Corp. 2,300 161
Orient Overseas International, Ltd. 23,500 821
OSG Corp. 35,200 483
PACCAR, Inc. 1,933 177
Pacific Basin Shipping, Ltd. 1,299,000 621
Park24 Co., Ltd. (Æ) 37,400 526
PayPal Holdings, Inc. (Æ) 10,465 906
Pyeong Hwa Automotive Co., Ltd. 8,879 54
Republic Services, Inc. Class A 1,122 156
Roper Technologies, Inc. 366 160
Ryanair Holdings PLC
-
ADR (Æ) 14,175 1,035
S&P Global, Inc. 1,268 478
Schindler Holding AG 893 174
Seiko Epson Corp. 65,100 976
Seino Holdings Co., Ltd. 68,200 565
SF Holding, Ltd. Class A 25,700 191
Shanghai Electric Group Co., Ltd. Class
H (Æ) 892,000 223
Shanghai International Airport Co., Ltd.
Class A (Æ) 74,019 568
Sight Sciences, Inc. (Æ) 65,654 609
Snap-on, Inc. 766 172
Spirit AeroSystems Holdings, Inc. Class
A 19,865 652
Stanley Electric Co., Ltd. 40,300 709
Stolt-Nielsen, Ltd. Class A 13,341 285
Sumitomo Heavy Industries, Ltd. 19,900 454

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
434 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Suofeiya Home Collection Co., Ltd.
Class A 66,400 176
Tachi -S Co., Ltd. Class S 7,000 62
Teledyne Technologies, Inc. (Æ) 373 146
Transurban Group
-
ADR (Æ) 100,038 1,017
TreeHouse Foods, Inc. (Æ) 9,058 393
Trelleborg AB Class B 81,303 1,995
Tsakos Energy Navigation, Ltd. 10,678 132
Union Pacific Corp. 1,216 276
Vectrus , Inc. (Æ) 15,908 529
Vinci SA 5,522 530
Waste Management, Inc. 1,133 186
Weir Group PLC (The) 98,030 2,004
West Japan Railway Co. 9,300 341
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A 78,489 697
56,394
Technology - 8.7%
Accenture PLC Class A 1,482 454
Activision Blizzard, Inc. 2,205 176
Adobe, Inc. (Æ) 3,303 1,355
Allegion PLC 1,418 150
Alphabet, Inc. Class A (Æ) 26,440 3,076
Alphabet, Inc. Class C (Æ) 18,960 2,211
Alps Alpine Co., Ltd. 45,500 473
Amdocs, Ltd. 2,158 188
ams AG (Æ) 89,734 742
Analog Devices, Inc. 1,423 245
Ansys , Inc. (Æ) 436 122
Apple, Inc. 34,888 5,670
Applied Materials, Inc. 1,288 136
Arrow Electronics, Inc. (Æ) 1,381 177
ASML Holding NV 1,629 935
Autodesk, Inc. (Æ) 5,577 1,206
AutoStore Holdings, Ltd. (Æ)(Þ) 115,181 213
Avnet, Inc. 4,126 197
Baidu, Inc. Class A (Æ) 23,650 405
BE Semiconductor Industries NV 6,895 370
Bechtle AG 7,781 358
Booking Holdings, Inc. (Æ) 855 1,655
CACI International, Inc. Class A (Æ) 549 166
Cisco Systems, Inc. 9,932 451
Cognizant Technology Solutions Corp.
Class A 3,716 253
Corning, Inc. 6,512 239
Cosel Co., Ltd. 12,200 80
Eizo Corp. 8,700 243
Electronic Arts, Inc. 8,402 1,103
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
F5, Inc. (Æ) 858 144
FANUC Corp. 11,500 1,987
Fidelity National Information Services,
Inc. 4,290 438
Five9, Inc. (Æ) 3,053 330
Fortnox AB 59,063 337
Hewlett Packard Enterprise Co. 11,992 171
Hon Hai Precision Industry Co., Ltd. 219,000 799
HP, Inc. (Æ) 9,019 301
Icom , Inc. 3,300 64
Infineon Technologies AG
-
ADR 18,474 502
Infosys, Ltd.
-
ADR 38,663 754
Intel Corp. 18,344 666
International Business Machines Corp. 3,704 484
Intuit, Inc. 739 337
Juniper Networks, Inc. 5,148 144
KBR, Inc. 20,890 1,112
Keyence Corp. 200 79
LG Corp. Class H 9,913 620
Mabuchi Motor Co., Ltd. 24,200 692
Maxar Technologies, Inc. 60,069 1,651
MediaTek , Inc. 24,000 552
Meta Platforms, Inc. Class A (Æ) 9,667 1,538
Micron Technology, Inc. 5,660 350
Microsoft Corp. 18,427 5,173
Momentive Global, Inc. (Æ) 39,398 341
Motorola Solutions, Inc. 788 188
Netcompany Group A/S (Æ)(Þ) 3,687 206
NetEase , Inc. 40,700 756
NetScout Systems, Inc. (Æ) 13,772 490
NVIDIA Corp. 5,319 966
ON24, Inc. (Æ) 90,559 870
Oracle Corp. 2,321 181
Otsuka Corp. 36,300 1,134
Philips Lighting NV (Þ) 30,977 1,008
Pinterest, Inc. Class A (Æ) 51,500 1,003
Qorvo , Inc. (Æ) 2,110 220
Rambus, Inc. (Æ) 69,176 1,749
Raytheon Technologies Corp. (Æ) 2,445 228
RingCentral, Inc. Class A (Æ) 16,530 818
Sage Group PLC (The) 163,807 1,411
Samsung Electronics Co., Ltd. 29,254 1,387
SAP SE
-
ADR 3,355 311
ServiceNow , Inc. (Æ) 1,733 774
Shopify, Inc. Class A (Æ) 30,563 1,064
Singapore Telecommunications, Ltd. 277,719 526
SK Hynix, Inc. 18,484 1,396
SMART Global Holdings, Inc. (Æ) 35,510 697

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 435
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Snap, Inc. Class A (Æ) 65,602 648
Softcat PLC 30,660 525
Taiwan Semiconductor Manufacturing
Co., Ltd. 218,000 3,733
Taiwan Semiconductor Manufacturing
Co., Ltd.
-
ADR 6,262 554
Technoprobe SpA (Æ) 41,495 335
Texas Instruments, Inc. 1,293 231
Twilio , Inc. Class A (Æ) 9,894 839
Uber Technologies, Inc. (Æ) 57,638 1,352
UT Group Co., Ltd. 11,000 216
Worldline SA (Æ)(Þ) 17,738 785
Yageo Corp. 29,000 332
69,548
Utilities - 3.7%
Alliant Energy Corp. 2,983 182
Ameren Corp. 1,822 170
American Electric Power Co., Inc. 1,743 172
AT&T, Inc. 21,918 412
Atmos Energy Corp. 1,477 179
Avangrid , Inc. 3,155 154
Avista Corp. 1,227 52
Bharti Airtel, Ltd. (Æ) 124,371 1,066
CenterPoint Energy, Inc. 3,255 103
Centrais Eletricas Brasileiras SA 190,381 1,686
CGN Power Co., Ltd. Class H (Þ) 1,455,000 336
Cheniere Energy, Inc. 4,949 740
China Communications Services Corp.,
Ltd. Class H 440,886 180
China Datang Corp. Renewable Power
Co., Ltd. Class H 1,723,000 469
China Gas Holdings, Ltd. 74,200 115
China Resources Gas Group, Ltd. 164,200 691
China Resources Power Holdings Co.,
Ltd. 42,000 79
Chunghwa Telecom Co., Ltd. 141,000 570
CMS Energy Corp. 2,457 169
ConocoPhillips Co. 2,620 255
Consolidated Edison, Inc. 1,817 180
Constellation Energy Corp. 1,863 123
Deutsche Telekom AG 22,564 427
Dominion Energy, Inc. 9,066 743
DT Midstream, Inc. 5,518 304
DTE Energy Co. 1,285 167
Duke Energy Corp. 1,815 200
E.ON SE 16,712 150
Edison International 2,463 167
Electricite de France SA 39,495 480
Elia System Operator SA 1,082 164
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Emera , Inc. 2,483 118
Enagas SA 7,962 157
Enbridge, Inc. 6,546 294
Endesa SA
-
ADR 7,738 142
Enel SpA 40,807 206
Energias de Portugal SA 40,211 203
Entergy Corp. 3,916 451
Evergy , Inc. 1,705 116
Eversource Energy (Æ) 1,927 170
Exelon Corp. 3,573 166
Federal Grid Co. Unified Energy System
PJSC (Æ)(Š) 381,588,279 —
FirstEnergy Corp. 8,895 366
Guangdong Investment, Ltd. 120,000 117
Hera SpA 26,663 77
Iberdrola SA 65,654 699
Inpex Corp. 16,000 183
Jiangsu GoodWe Power Supply
Technology Co., Ltd. (Æ) 9,067 462
Koninklijke KPN NV 68,974 227
Korea Electric Power Corp. 33,338 575
Korea Electric Power Corp.
-
ADR 18,155 156
Kosmos Energy, Ltd. (Æ) 12,801 81
KT Corp. 7,149 208
KT Corp.
-
ADR 93,802 1,351
LG Uplus Corp. 94,847 914
Lumen Technologies, Inc. 14,522 158
MTN Group, Ltd. 20,566 172
National Fuel Gas Co. 2,892 209
National Grid PLC 69,322 957
NextEra Energy, Inc. 13,069 1,104
Orange SA
-
ADR 21,850 223
Orsted A/S Class A (Þ) 2,061 240
Pembina Pipeline Corp. 11,777 450
Pinnacle West Capital Corp. 1,571 115
PPL Corp. 11,800 343
Proximus SA 14,294 199
Red Electrica Corp. SA 8,657 170
RusHydro PJSC(Æ) (Š) 104,654,642 —
Scottish & Southern Energy PLC 19,656 423
Sempra Energy 4,160 690
SK Telecom Co., Ltd. 6,757 279
Snam Rete Gas SpA 30,484 153
Southern Co. (The) 2,345 180
Swisscom AG 528 286
TC Energy Corp. (Æ) 5,470 292
Telenor ASA 13,886 168
Terna Rete Elettrica Nazionale SpA 20,799 159

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
436 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
T-Mobile US, Inc. (Æ) 7,541 1,079
Tokyo Gas Co., Ltd. 101,100 1,985
UGI Corp. 3,979 172
Verizon Communications, Inc. 14,228 657
WEC Energy Group, Inc. (Æ) 1,685 175
Xcel Energy, Inc. 5,626 412
29,774
Total Common Stocks
(cost $418,159) 411,061
Preferred Stocks - 0.2%
Consumer Discretionary - 0.1%
Hyundai Motor Co.
5.667% (Ÿ) 8,798 640
Consumer Staples - 0.0%
Henkel AG & Co. KGaA
2.810% (Ÿ) 4,612 294
Financial Services - 0.0%
Banco Bradesco SA Class Preference
3.217% (Ÿ) 92,500 312
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
0.385% (Ÿ) 2,200 115
Technology - 0.0%
Samsung Electronics Co., Ltd.
2.651% (Ÿ) 3,506 154
Utilities - 0.1%
Raizen Energia SA (Æ)
1.315% (Ÿ) 433,600 369
Total Preferred Stocks
(cost $2,004) 1,884
Options Purchased - 7.4%
(Number of Contracts)
Fannie Mae Bonds
JPMorgan Chase Aug 2022 100.25
Call (1) USD 110,000 (ÿ) 826
JPMorgan Chase Aug 2022 100.64
Call (1) USD 250,000 (ÿ) 2,597
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Bank of America, USD 1.140%/SOFR,
USD 13,552, 03/24/57)
Bank of America Mar 2027 0.00 Call
(1) 13,552 (ÿ) 554
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Bank of America, USD 1.722%/SOFR,
USD 129,290, 03/22/42)
Bank of America Mar 2032 0.00 Call
(1) 129,290 (ÿ) 5,337
(Citigroup, USD 2.795%/SOFR, USD
4,765, 10/24/32)
Citigroup Oct 2022 0.00 Call (1) 4,765 (ÿ) 181
(Citigroup, USD 1.794%/USD 3 Month
LIBOR, USD 10,587, 10/04/49)
Citigroup Oct 2029 0.00 Call (1) 10,587 (ÿ) 403
(Citigroup, USD 1.625%/USD 3 Month
LIBOR, USD 3,956, 01/24/61)
Citigroup Jan 2041 0.00 Call (1) 3,956 (ÿ) 467
(Citigroup, USD 2.215%/USD 3 Month
LIBOR, USD 11,044, 03/20/51)
Citigroup Mar 2041 0.00 Call (1) 11,044 (ÿ) 853
(Goldman Sachs, USD 2.995%/SOFR,
USD 2,595, 08/11/32)
Goldman Sachs Aug 2022 0.00 Call
(1) 2,595 (ÿ) 126
(Goldman Sachs, USD 1.984%/SOFR,
USD 39,119, 03/24/57)
Goldman Sachs Mar 2027 0.00 Call
(1) 39,119 (ÿ) 3,639
(Goldman Sachs, USD 1.804%/USD 3
Month LIBOR, USD 19,322, 09/27/39)
Goldman Sachs Sep 2029 0.00 Call
(1) 19,322 (ÿ) 436
(Goldman Sachs, USD 1.865%/USD 3
Month LIBOR, USD 19,851, 10/02/39)
Goldman Sachs Sep 2029 0.00 Call
(1) 19,851 (ÿ) 471
(Goldman Sachs, USD 1.920%/USD 3
Month LIBOR, USD 13,234, 09/24/39)
Goldman Sachs Sep 2029 0.00 Call
(1) 13,234 (ÿ) 328
(Goldman Sachs, USD 1.325%/USD 3
Month LIBOR, USD 7,936, 06/06/50)
Goldman Sachs Jun 2030 0.00 Call
(1) 7,936 (ÿ) 402
(Goldman Sachs, USD 2.880%/SOFR,
USD 7,138, 05/20/42)
Goldman Sachs May 2032 0.00 Call
(1) 7,138 (ÿ) 563
(JPMorgan, USD 2.051%/USD 3 Month
LIBOR, USD 10,587, 09/28/49)
JPMorgan Chase Sep 2029 0.00 Call
(1) 10,587 (ÿ) 502
(JPMorgan, USD 1.976%/USD 3 Month
LIBOR, USD 9,264, 10/19/49)
JPMorgan Chase Oct 2029 0.00 Call
(1) 9,264 (ÿ) 413
(Bank of America, SOFR/USD 1.140%,
USD 13,552, 03/24/57)
Bank of America Mar 2027 0.00 Put
(1) 13,552 (ÿ) 3,968
(Bank of America, SOFR/USD 1.722%,
USD 129,290, 03/22/42)
Bank of America Mar 2032 0.00 Put
(1) 129,290 (ÿ) 15,810

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 437
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Citigroup, SOFR/USD 2.795%, USD
4,765, 10/24/32)
Citigroup Oct 2022 0.00 Put (1) 4,765 (ÿ) 38
(Citigroup, USD 3 Month LIBOR/USD
1.794%, USD 10,587, 10/04/49)
Citigroup Oct 2029 0.00 Put (1) 10,587 (ÿ) 1,867
(Citigroup, USD 3 Month LIBOR/USD
1.625%, USD 3,956, 01/24/61)
Citigroup Jan 2041 0.00 Put (1) 3,956 (ÿ) 693
(Citigroup, USD 3 Month LIBOR/USD
2.215%, USD 11,044, 03/20/51)
Citigroup Mar 2041 0.00 Put (1) 11,044 (ÿ) 1,031
(Goldman Sachs, SOFR/USD 2.995%,
USD 2,595, 08/11/32)
Goldman Sachs Aug 2022 0.00 Put (1) 2,595 (ÿ) —
(Goldman Sachs, SOFR/USD 1.984%,
USD 39,119, 03/24/57)
Goldman Sachs Mar 2027 0.00 Put (1) 39,119 (ÿ) 6,495
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.804%, USD 19,322, 09/27/39)
Goldman Sachs Sep 2029 0.00 Put (1) 19,322 (ÿ) 2,216
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.865%, USD 19,851, 10/02/39)
Goldman Sachs Sep 2029 0.00 Put (1) 19,851 (ÿ) 2,211
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.920%, USD 13,234, 09/24/39)
Goldman Sachs Sep 2029 0.00 Put (1) 13,234 (ÿ) 1,435
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.325%, USD 7,936, 06/06/50)
Goldman Sachs Jun 2030 0.00 Put (1) 7,936 (ÿ) 1,931
(Goldman Sachs, SOFR/USD 2.880%,
USD 7,138, 05/20/42)
Goldman Sachs May 2032 0.00 Put
(1) 7,138 (ÿ) 511
(JPMorgan, USD 3 Month LIBOR/USD
2.051%, USD 10,587, 09/28/49)
JPMorgan Chase Sep 2029 0.00 Put
(1) 10,587 (ÿ) 1,615
(JPMorgan, USD 3 Month LIBOR/USD
1.976%, USD 9,264, 10/19/49)
JPMorgan Chase Oct 2029 0.00 Put
(1) 9,264 (ÿ) 1,475
Total Options Purchased
(cost $56,572) 59,394
Short-Term Investments - 23.2%
ams AG
0.875% due 09/28/22 3,200 3,173
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 2,040 2,032
Arbor Realty Trust, Inc.
4.750% due 11/01/22 878 882
BASF SE
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series BAS
0.925% due 03/09/23 1,500 1,470
Blackstone Mortgage Trust, Inc.
4.750% due 03/15/23 2,696 2,679
BofA Finance LLC
0.125% due 09/01/22 2,244 2,238
Carrefour SA
Series CAFP
4.589% due 06/14/23 200 192
Colony Capital, Inc.
5.000% due 04/15/23 2,755 2,692
Ctrip.com International, Ltd.
1.250% due 09/15/22 512 507
Exantas Capital Corp.
4.500% due 08/15/22 925 916
Granite Point Mortgage Trust, Inc.
5.625% due 12/01/22 (Þ) 1,602 1,591
GSK Finance No. 3 PLC
1.841% due 06/22/23 2,887 2,772
Huazhu Group, Ltd.
0.375% due 11/01/22 732 738
Innoviva , Inc.
2.125% due 01/15/23 341 335
Intercept Pharmaceuticals, Inc.
3.250% due 07/01/23 931 895
International Consolidated Airlines
0.500% due 07/04/23 100 98
JPMorgan Chase & Co.
0.125% due 01/01/23 (Þ) 3,150 3,101
KKR Real Estate Finance Trust, Inc.
6.125% due 05/15/23 1,550 1,554
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23 2,920 2,807
New Relic, Inc.
0.500% due 05/01/23 2,439 2,379
Novavax , Inc.
3.750% due 02/01/23 1,366 1,363
Nutanix , Inc.
4.898% due 01/15/23 2,633 2,556
NuVasive , Inc.
1.000% due 06/01/23 1,146 1,116
OSI Systems, Inc.
1.250% due 09/01/22 2,189 2,179
Patrick Industries, Inc.
1.000% due 02/01/23 1,559 1,540
PTC Therapeutics, Inc.
3.000% due 08/15/22 2,246 2,241
Quotient Technology, Inc.
1.750% due 12/01/22 701 661
Starwood Property Trust, Inc.
4.375% due 04/01/23 1,985 1,981
Supernus Pharmaceuticals, Inc.
0.625% due 04/01/23 2,655 2,572
Transocean, Inc.
0.500% due 01/30/23 1,766 1,684
U.S. Cash Management Fund(@) 114,714,436(∞) 114,669
United States Treasury Bills
1.245% due 08/04/22 (ç)(ž) 601 601
0.000% due 08/11/22 (ç)(ž) 881 881

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
438 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.000% due 08/18/22 (ž) 817 816
0.000% due 08/25/22 (ž) 3,763 3,758
0.000% due 09/01/22 (ž) 2,926 2,921
0.000% due 09/08/22 (ž) 895 893
Series WI
0.526% due 08/02/22 (ç)(ž) 800 800
0.940% due 08/09/22 (ç)(ž) 767 767
1.387% due 08/16/22 (ž) 1,285 1,284
1.437% due 08/23/22 (ž) 3,319 3,315
2.046% due 09/06/22 (ž) 797 795
2.121% due 09/06/22 (ž) 1,046 1,044
2.141% due 09/13/22 (ž) 604 602
Veeco Instruments, Inc.
2.700% due 01/15/23 879 880
Weibo Corp.
1.250% due 11/15/22 875 866
Wix.com, Ltd.
0.010% due 07/01/23 751 715
Total Short-Term Investments
(cost $186,929) 186,551
Other Securities - 0.7%
U.S. Cash Collateral Fund(@)(×)
5,181,982
(∞)
5,182
Total Other Securities
(cost $5,182) 5,182
Total Investments - 114.4%
(identified cost $930,221) 918,398
Securities Sold Short - (1.3)%
Long-Term Investments - (1.3)%
Mortgage-Backed Securities - (1.3)%
Fannie Mae
30 Year TBA(Ï)
2.500% (11,000) (10,249)
Total Long-Term Investments
(proceeds $9,747) (10,249)
Total Securities Sold Short
(proceeds $9,747) (10,249)
Other Assets and Liabilities,
Net - (13.1)%
(105,348)
Net Assets - 100.0%
802,801

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 439
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.1%
Adyen NV 07/01/22 EUR 457 1,498.20 685
824
Aena SME SA 04/27/20 EUR 6,384 132.28 844
808
Alcoa Nederland Holding BV 04/23/21 200,000 102.02 204
188
Ashland LLC 11/22/21 151,000 89.67 135
129
AutoStore Holdings, Ltd. 10/25/21 NOK 115,181 3.83 441
213
CCO Holdings LLC / CCO Holdings Capital Corp. 12/01/20 325,000 103.05 335
282
Cellnex Telecom SA 04/01/22 EUR 8,120 44.63 362
363
CGN Power Co., Ltd. 04/29/22 HKD 1,455,000 0.28 400
336
China Youran Dairy Group, Ltd. 06/29/21 HKD 189,000 0.80 151
69
Clearway Energy Operating LLC 02/01/22 61,000 95.28 58
53
ConvaTec Group PLC 06/10/22 GBP 542,004 2.57 1,395
1,511
DigitalOcean Holdings, Inc. 07/28/22 575,000 75.06 432
431
Dino Polska SA 01/15/21 PLN 7,215 71.87 519
565
ESR Cayman, Ltd. 02/18/22 HKD 43,600 3.18 139
113
Ganfeng Lithium Co., Ltd. 04/29/22 HKD 45,360 8.55 388
412
Granite Point Mortgage Trust, Inc. 07/30/20 1,602,000 97.94 1,569
1,591
Graphic Packaging International LLC 11/09/21 EUR 100,000 115.96 116
86
Grifols SA 09/28/21 EUR 100,000 116.87 117
89
Hanesbrands, Inc. 11/25/19 739,000 103.26 763
719
Hapvida Participacoes e Investimentos SA 06/10/22 BRL 299,200 1.22 365
356
Infrastrutture Wireless Italiane SpA 10/09/20 EUR 13,445 10.92 147
141
InterGlobe Aviation, Ltd. 06/10/22 INR 12,939 23.26 301
306
IQVIA, Inc. 02/17/21 EUR 248,000 120.42 299
220
Itau Unibanco Holding SA 01/12/21 200,000 99.71 199
178
JPMorgan Chase & Co. 02/25/22 3,150,000 99.38 3,130
3,101
Kuaishou Technology 06/17/22 HKD 59,900 11.03 661
608
La Francaise des Jeux SAEM 05/06/22 EUR 4,681 36.17 169
167
Levi Strauss & Co. 01/20/22 561,000 98.84 554
507
Liberty Media Corp. 03/05/21 1,958,000 100.06 1,959
1,897
Lorca Telecom Bondco SA 10/05/21 EUR 100,000 115.97 116
93
Meituan 06/10/22 HKD 30,300 26.07 790
686
Monde Nissin Corp. 06/10/22 PHP 438,000 0.27 120
113
Mozart Debt Merger Sub, Inc. 11/08/21 106,000 100.01 106
96
Netcompany Group A/S 06/17/20 DKK 3,687 62.67 231
206
Novelis Corp. 03/06/20 197,000 99.10 195
182
Novelis Corp. 05/24/22 81,000 90.49 73
69
Orsted A/S 03/02/22 DKK 2,061 112.01 231
240
Pharmaron Beijing Co., Ltd. 06/11/21 HKD 26,400 16.31 431
216
Philips Lighting NV 06/24/22 EUR 30,977 38.15 1,181
1,008
PolyPeptide Group AG 05/07/21 CHF 4,817 89.92 433
228
Post Holdings, Inc. 02/11/20 52,000 100.06 52
47
Post Holdings, Inc. 07/21/22 246,000 95.43 235
218
Poste Italiane SpA 06/17/22 EUR 16,013 9.52 152
135
Samsung Biologics Co., Ltd. 05/02/22 KRW 1,354 641.66 869
900
Saudi Arabian Oil Co. 06/13/22 SAR 10,144 10.28 104
107
Sealed Air Corp. 02/01/21 400,000 104.46 418
380
Siemens Healthineers AG 02/05/21 EUR 11,718 59.61 698
600
SPCM SA 09/09/21 200,000 100.00 200
161
SPCM SA 11/17/21 200,000 99.06 198
171
Stora Enso OYJ 07/26/18 200,000 113.78 228
237
Taylor Morrison Communities, Inc. 06/14/22 255,000 90.95 232
234
TerraForm Power Operating LLC 01/28/20 307,000 102.92 316
285
UPC Broadband Finco BV 01/21/22 200,000 100.78 202
177
WH Group, Ltd. 03/11/22 HKD 396,500 0.64 254
301
Worldline SA 06/17/20 EUR 17,738 63.31 1,123
785
WuXi AppTec Co., Ltd. 06/11/21 HKD 26,000 20.89 543
316
Yellow Cake PLC 07/08/19 GBP 81,402 2.64 215 373
24,827
For a description of restricted securities see note 5 in the Notes to Quarterly Report.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
440 Multi-Asset Growth Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 4 EUR 1 08/22
52
Australia 10 Year Government Bond Futures 305 AUD 30,501 09/22
1,290
CAC40 Euro Index Futures 25 EUR — 08/22
113
Canadian 10 Year Government Bond Futures 357 CAD 35,700 09/22
676
Dow Jones Index Futures 3 EUR — 09/22
14
Dow Jones U.S. Real Estate Index Futures 742 USD 74 09/22
2,173
EURO STOXX 50 Index Futures 185 EUR 2 09/22
300
FTSE 100 Index Futures 21 GBP — 09/22
51
FTSE/MIB Index Futures 3 EUR — 09/22
11
Hang Seng Index Futures 3 HKD — 08/22
(11)
IBEX 35 Index Futures 4 EUR — 08/22
7
MSCI Emerging Markets Index Futures 221 USD 11 09/22
(195)
MSCI Singapore Index Futures 496 SGD 50 08/22
132
OMXS30 Index Futures 21 SEK 2 08/22
19
S&P 500 E-Mini Index Futures 780 USD 39 09/22
8,800
S&P/TSX 60 Index Futures 26 CAD 5 09/22
(120)
SPI 200 Index Futures 49 AUD 1 09/22
189
TOPIX Index Futures 19 JPY 190 09/22
(3)
United States 2 Year Treasury Note Futures 5 USD 1,000 09/22
1
United States 5 Year Treasury Note Futures 80 USD 8,000 09/22
43
United States 10 Year Treasury Note Futures 2,689 USD 268,900 09/22 2,689
Short Positions
Euro-Bund Futures 208 EUR 20,800 09/22
(1,413)
FTSE 100 Index Futures 13 GBP — 09/22
(17)
Hang Seng Index Futures 317 HKD 16 08/22
1,249
Long Gilt Futures 249 GBP 24,900 09/22
(158)
NASDAQ 100 E-Mini Index Futures 1 USD — 09/22
(22)
Russell 2000 E-Mini Index Futures 815 USD 41 09/22
(3,405)
TOPIX Index Futures 228 JPY 2,280 09/22
47
United States 10 Year Treasury Note Futures 19 USD 1,900 09/22
(37)
United States Treasury Ultra Bond Futures 7 USD 700 09/22 (17)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 12,458
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Fannie Mae Bonds JPMorgan Chase Put 1 100.25 USD 55,000 08/04/22 (1)
Fannie Mae Bonds JPMorgan Chase Put 1 100.64 USD 125,000 08/04/22 —
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Bank of America, SOFR/USD 3.101%,
USD 5,601, 06/15/39 Bank of America Call 1 0.00 5,601 06/13/29 (485)
Bank of America, SOFR/USD 3.015%,
USD 21,761, 06/21/42 Bank of America Call 1 0.00 21,761 06/16/32 (1,838)
Citigroup, USD 3 Month LIBOR/USD
1.518%, USD 7,541, 11/14/55 Citigroup Call 1 0.00 7,541 11/12/25 (291)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.483%, USD 114,808,
04/17/41 Goldman Sachs Call 1 0.00 114,80 8 04/15/31 (4,525)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 441
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
JPMorgan, SOFR/USD 2.605%, USD
9,353, 06/16/57 JPMorgan Chase Call 1 0.00 9,353 06/14/27 (1,436)
JPMorgan, USD 3 Month LIBOR/USD
1.991%, USD 4,659, 10/25/58 JPMorgan Chase Call 1 0.00 4,659 10/23/28 (414)
Bank of America, USD 3.101%/SOFR,
USD 5,601, 06/15/39 Bank of America Put 1 0.00 5,601 06/13/29 (330)
Bank of America, USD 3.015%/SOFR,
USD 21,761, 06/21/42 Bank of America Put 1 0.00 21,761 06/16/32 (1,476)
Citigroup, USD 1.518%/USD 3 Month
LIBOR, USD 7,541, 11/14/55 Citigroup Put 1 0.00 7,541 11/12/25 (1,973)
Goldman Sachs, USD 2.483%/USD 3
Month LIBOR, USD 114,808,
04/17/41 Goldman Sachs Put 1 0.00 114,808 04/15/31 (9,241)
JPMorgan, USD 2.605%/SOFR, USD
9,353, 06/16/27 JPMorgan Chase Put 1 0.00 9,353 06/14/27 (1,023)
JPMorgan, USD 1.991%/USD 3 Month
LIBOR, USD 4,659, 10/25/58 JPMorgan Chase Put 1 0.00 4,659 10/23/28 (949)
Total Liability for Options Written (premiums received $25,379) (23,982)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 153 AUD 219 08/02/22 —
Bank of America USD 1,114 CAD 1,427 08/02/22 —
Bank of America USD 3,353 CAD 4,319 08/08/22 20
Bank of America USD 199 EUR 195 08/02/22 —
Bank of America USD 7,015 GBP 5,780 09/21/22 32
Bank of America USD 241 HKD 1,891 08/02/22 —
Bank of America USD 6 JPY 833 08/02/22 —
Bank of America USD 3,908 SEK 40,052 08/08/22 34
Bank of America CAD 30 USD 23 08/08/22 —
Bank of America CHF 850 USD 878 09/21/22 (19)
Bank of America DKK 6,388 USD 928 09/21/22 47
Bank of America EUR 156 USD 159 08/02/22 —
Bank of America EUR 1,462 USD 1,579 09/21/22 81
Bank of America GBP 186 USD 227 08/02/22 —
Bank of America GBP 400 USD 487 08/02/22 —
Bank of America HKD 26 USD 3 08/01/22 —
Bank of America HKD 6,769 USD 865 09/21/22 1
Bank of America JPY 662,791 USD 4,973 09/21/22 (17)
Bank of America SEK 5,206 USD 511 08/02/22 (1)
Bank of America SEK 8,244 USD 845 09/21/22 32
Bank of New York USD 3,872 GBP 3,181 08/08/22 2
Bank of New York USD 32 NZD 51 08/08/22 —
Bank of New York USD 7,169 NZD 11,506 08/08/22 67
Bank of New York GBP 3,181 USD 3,859 08/08/22 (15)
Citigroup USD 3,920 NOK 38,333 08/08/22 47
Citigroup NOK 38,333 USD 3,883 08/08/22 (84)
HSBC USD 6,985 CHF 6,800 09/21/22 186
HSBC USD 4,059 JPY 550,000 09/21/22 83
HSBC CHF 850 USD 879 09/21/22 (18)
HSBC DKK 6,388 USD 927 09/21/22 47
HSBC EUR 1,462 USD 1,579 09/21/22 79
HSBC HKD 6,769 USD 865 09/21/22 1
HSBC JPY 662,791 USD 4,976 09/21/22 (13)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
442 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC SEK 8,244 USD 846 09/21/22 32
JPMorgan Chase USD 106 EUR 100 09/21/22 (4)
JPMorgan Chase USD 19,000 EUR 18,600 09/21/22 77
JPMorgan Chase CHF 850 USD 878 09/21/22 (18)
JPMorgan Chase DKK 6,388 USD 928 09/21/22 48
JPMorgan Chase EUR 1,462 USD 1,579 09/21/22 79
JPMorgan Chase HKD 6,769 USD 865 09/21/22 1
JPMorgan Chase JPY 662,791 USD 4,982 09/21/22 (8)
JPMorgan Chase SEK 8,244 USD 846 09/21/22 33
Lloyds USD 425 EUR 400 09/21/22 (14)
Lloyds USD 182 GBP 150 09/21/22 —
Northern Trust USD 105 EUR 100 09/21/22 (2)
Northern Trust EUR 150 USD 153 09/21/22 (1)
Northern Trust GBP 100 USD 120 09/21/22 (2)
Royal Bank of Canada USD 4,043 AUD 5,900 09/21/22 83
Royal Bank of Canada USD 11,575 CAD 15,000 09/21/22 137
Royal Bank of Canada USD 630 EUR 600 09/21/22 (14)
Royal Bank of Canada USD 3,524 EUR 3,330 09/21/22 (109)
Royal Bank of Canada USD 7,589 GBP 6,300 09/21/22 92
Royal Bank of Canada USD 4,003 SEK 42,000 09/21/22 139
Royal Bank of Canada CHF 850 USD 877 09/21/22 (20)
Royal Bank of Canada DKK 6,388 USD 927 09/21/22 47
Royal Bank of Canada EUR 1,462 USD 1,579 09/21/22 79
Royal Bank of Canada EUR 6,000 USD 6,301 09/21/22 147
Royal Bank of Canada GBP 3,000 USD 3,662 09/21/22 4
Royal Bank of Canada GBP 13,810 USD 17,010 09/21/22 174
Royal Bank of Canada HKD 6,769 USD 865 09/21/22 1
Royal Bank of Canada JPY 1,587 USD 12 08/08/22 —
Royal Bank of Canada JPY 453,475 USD 3,345 08/08/22 (57)
Royal Bank of Canada JPY 662,791 USD 4,964 09/21/22 (26)
Royal Bank of Canada SEK 8,244 USD 846 09/21/22 33
State Street USD 1,333 AUD 1,851 09/21/22 (38)
State Street USD 126 EUR 120 09/21/22 (3)
State Street CAD 1,957 USD 1,559 09/21/22 30
State Street EUR 123 USD 125 08/08/22 (1)
State Street EUR 3,165 USD 3,304 08/08/22 68
State Street EUR 100 USD 101 09/21/22 (1)
State Street EUR 100 USD 103 09/21/22 —
State Street EUR 200 USD 205 09/21/22 —
State Street EUR 6,000 USD 6,316 09/21/22 162
State Street GBP 113 USD 142 09/21/22 4
Toronto Dominion Bank CHF 850 USD 878 09/21/22 (19)
Toronto Dominion Bank DKK 6,388 USD 928 09/21/22 47
Toronto Dominion Bank EUR 1,462 USD 1,579 09/21/22 81
Toronto Dominion Bank HKD 6,769 USD 865 09/21/22 1
Toronto Dominion Bank JPY 662,791 USD 4,975 09/21/22 (15)
Toronto Dominion Bank SEK 8,244 USD 846 09/21/22 33
UBS USD 6 CHF 6 08/08/22 —
UBS CHF 10,692 USD 11,223 08/08/22 (15)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 1,857

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 443
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 502 SOFR
(2)
2.327%
(3)
04/18/24
— 5 5
Barclays USD 7,195 2.421%
(3)
SOFR
(2)
04/19/24
— (61) (61)
Barclays USD 6,286 SOFR
(2)
2.653%
(3)
05/13/24
— 28 28
Barclays USD 227 SOFR
(2)
2.528%
(3)
06/01/24
— 2 2
Barclays USD 4,743 SOFR
(2)
3.142%
(3)
06/29/24
— (24) (24)
Barclays USD 6,188 SOFR
(2)
3.177%
(3)
07/01/24
— (35) (35)
Barclays USD 21,001 2.966%
(3)
SOFR
(2)
07/11/24
— 40 40
Barclays USD 5,279 3.050%
(3)
SOFR
(2)
07/13/24
— 19 19
Barclays USD 4,525 SOFR
(2)
3.158%
(3)
07/21/24
— (26) (26)
Barclays USD 3,014 3.115%
(3)
SOFR
(2)
07/22/24
— 15 15
Barclays USD 6,222 SOFR
(2)
2.890%
(3)
07/26/24
— (4) (4)
Barclays USD 11,432 SOFR
(2)
2.962%
(3)
07/27/24
— (24) (24)
Barclays USD 4,970 SOFR
(2)
2.843%
(3)
08/01/24
— 1 1
Barclays USD 60,355 SOFR
(2)
3.400%
(3)
09/21/24
(223) (418) (641)
Barclays USD 56,842 SOFR
(2)
2.531%
(3)
04/12/27
— (207) (207)
Barclays USD 12,914 2.571%
(3)
SOFR
(2)
04/13/27
— 58 58
Barclays USD 19,003 SOFR
(2)
2.412%
(3)
04/18/27
— 48 48
Barclays USD 18,693 2.535%
(3)
SOFR
(2)
04/19/27
— 73 73
Barclays USD 14,652 SOFR
(2)
2.543%
(3)
04/28/27
— (50) (50)
Barclays USD 22,703 2.793%
(3)
SOFR
(2)
05/11/27
— 336 336
Barclays USD 55,002 2.717%
(3)
SOFR
(2)
05/13/27
— 675 675
Barclays USD 10,589 SOFR
(2)
2.494%
(3)
06/01/27
— (25) (25)
Barclays USD 5,103 SOFR
(2)
2.988%
(3)
06/24/27
— (129) (129)
Barclays USD 5,416 SOFR
(2)
3.022%
(3)
06/30/27
— (146) (146)
Barclays USD 6,503 SOFR
(2)
3.002%
(3)
06/30/27
— (170) (170)
Barclays USD 6,916 2.540%
(3)
SOFR
(2)
07/06/27
— 28 28
Barclays USD 3,674 SOFR
(2)
2.712%
(3)
07/08/27
— (47) (47)
Barclays USD 9,838 SOFR
(2)
2.727%
(3)
07/11/27
— (133) (133)
Barclays USD 14,102 2.800%
(3)
SOFR
(2)
07/11/27
— 239 239
Barclays USD 3,142 SOFR
(2)
2.889%
(3)
07/12/27
— (66) (66)
Barclays USD 5,516 SOFR
(2)
2.855%
(3)
07/12/27
— (108) (108)
Barclays USD 5,516 SOFR
(2)
2.845%
(3)
07/12/27
— (105) (105)
Barclays USD 5,000 SOFR
(2)
2.732%
(3)
07/15/27
— (69) (69)
Barclays USD 3,587 2.794%
(3)
SOFR
(2)
07/21/27
— 60 60
Barclays USD 1,776 2.566%
(3)
SOFR
(2)
07/26/27
— 10 10
Barclays USD 7,023 SOFR
(2)
2.601%
(3)
07/29/27
— (55) (55)
Barclays USD 1,811 SOFR
(2)
2.424%
(3)
08/01/27
— 2 2
Barclays USD 4,442 SOFR
(2)
3.300%
(3)
09/21/27
(50) (131) (181)
Barclays USD 27,502 2.779%
(3)
3 Month LIBOR
(2)
03/31/28
— 57 57
Barclays USD 836 SOFR
(2)
1.285%
(3)
12/23/31
— 81 81
Barclays USD 30,325 1.290%
(3)
SOFR
(2)
12/29/31
(5) (2,918) (2,923)
Barclays USD 17,130 1.539%
(3)
SOFR
(2)
01/10/32
— (1,298) (1,298)
Barclays USD 4,944 SOFR
(2)
1.796%
(3)
02/25/32
— 272 272
Barclays USD 8,491 SOFR
(2)
1.686%
(3)
03/02/32
— 547 547

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
444 Multi-Asset Growth Strategy Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 29,428 SOFR
(2)
1.529%
(3)
03/03/32
— 2,294 2,294
Barclays USD 13,550 1.808%
(3)
SOFR
(2)
03/15/32
— (735) (735)
Barclays USD 13,892 1.952%
(3)
SOFR
(2)
03/16/32
— (583) (583)
Barclays USD 9,481 2.013%
(3)
SOFR
(2)
03/21/32
— (349) (349)
Barclays USD 17,119 1.992%
(3)
SOFR
(2)
03/22/32
— (661) (661)
Barclays USD 22,410 SOFR
(2)
2.060%
(3)
03/23/32
— 734 734
Barclays USD 14,545 SOFR
(2)
2.184%
(3)
03/24/32
— 321 321
Barclays USD 16,218 2.140%
(3)
SOFR
(2)
03/25/32
— (422) (422)
Barclays USD 7,498 SOFR
(2)
2.261%
(3)
03/30/32
— 116 116
Barclays USD 4,696 SOFR
(2)
2.137%
(3)
04/05/32
— 123 123
Barclays USD 28,767 2.448%
(3)
SOFR
(2)
04/18/32
— 12 12
Barclays USD 98,930 SOFR
(2)
2.581%
(3)
04/19/32
— (1,175) (1,175)
Barclays USD 5,937 2.622%
(3)
SOFR
(2)
04/20/32
— 92 92
Barclays USD 17,048 SOFR
(2)
2.754%
(3)
05/13/32
— (459) (459)
Barclays USD 6,717 2.529%
(3)
SOFR
(2)
06/01/32
— 48 48
Barclays USD 6,779 SOFR
(2)
2.951%
(3)
06/24/32
— (301) (301)
Barclays USD 7,905 SOFR
(2)
2.989%
(3)
06/30/32
— (378) (378)
Barclays USD 1,438 2.892%
(3)
SOFR
(2)
07/01/32
— 56 56
Barclays USD 6,230 2.620%
(3)
SOFR
(2)
07/06/32
— 94 94
Barclays USD 8,316 2.595%
(3)
SOFR
(2)
07/06/32
— 109 109
Barclays USD 4,673 2.614%
(3)
SOFR
(2)
07/07/32
— 68 68
Barclays USD 1,502 SOFR
(2)
2.811%
(3)
07/11/32
— (48) (48)
Barclays USD 3,078 2.723%
(3)
SOFR
(2)
07/14/32
— 75 75
Barclays USD 5,297 2.765%
(3)
SOFR
(2)
07/18/32
— 148 148
Barclays USD 2,675 SOFR
(2)
2.729%
(3)
07/19/32
— (66) (66)
Barclays USD 2,385 2.758%
(3)
SOFR
(2)
07/20/32
— 65 65
Barclays USD 1,638 SOFR
(2)
2.779%
(3)
07/21/32
— (48) (48)
Barclays USD 2,192 SOFR
(2)
2.769%
(3)
07/25/32
— (62) (62)
Barclays USD 3,176 2.691%
(3)
SOFR
(2)
07/25/32
— 68 68
Barclays USD 5,316 SOFR
(2)
2.831%
(3)
07/25/32
— (180) (180)
Barclays USD 2,342 2.556%
(3)
SOFR
(2)
07/26/32
— 22 22
Barclays USD 2,514 2.567%
(3)
SOFR
(2)
07/26/32
— 26 26
Barclays USD 2,583 SOFR
(2)
2.557%
(3)
07/26/32
— (24) (24)
Barclays USD 8,459 2.596%
(3)
SOFR
(2)
07/26/32
— 110 110
Barclays USD 1,904 2.626%
(3)
SOFR
(2)
07/27/32
— 30 30
Barclays USD 3,893 SOFR
(2)
2.606%
(3)
07/27/32
— (54) (54)
Barclays USD 1,721 2.537%
(3)
SOFR
(2)
07/28/32
— 13 13
Barclays USD 1,544 SOFR
(2)
2.478%
(3)
08/01/32
— (4) (4)
Barclays USD 2,627 2.480%
(3)
SOFR
(2)
08/01/32
— 7 7
Barclays USD 2,627 2.486%
(3)
SOFR
(2)
08/01/32
— 8 8
Barclays USD 3,415 SOFR
(2)
2.446%
(3)
08/01/32
— 1 1
Barclays USD 13,451 2.496%
(3)
SOFR
(2)
08/02/32
— — —
Barclays USD 5,633 SOFR
(2)
3.200%
(3)
09/21/32
(89) (282) (371)
Barclays USD 1,403 2.390%
(3)
3 Month LIBOR
(2)
09/26/39
— (66) (66)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 445
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 3,730 SOFR
(2)
2.880%
(3)
05/20/42
— (19) (19)
Barclays USD 2,274 1.450%
(3)
SOFR
(2)
12/29/51
2 (492) (490)
Barclays USD 6,246 1.531%
(3)
SOFR
(2)
12/30/51
— (1,242) (1,242)
Barclays USD 1,097 SOFR
(2)
1.671%
(3)
01/07/52
— 115 115
Barclays USD 3,059 1.833%
(3)
SOFR
(2)
02/14/52
— (413) (413)
Barclays USD 3,571 2.060%
(3)
SOFR
(2)
03/23/52
— (313) (313)
Barclays USD 9,882 2.285%
(3)
SOFR
(2)
04/12/52
— (401) (401)
Barclays USD 4,216 2.323%
(3)
SOFR
(2)
04/18/52
— (138) (138)
Barclays USD 30,964 2.433%
(3)
SOFR
(2)
04/19/52
— (342) (342)
Barclays USD 65 2.523%
(3)
SOFR
(2)
05/13/52
— 1 1
Barclays USD 1,102 2.453%
(3)
SOFR
(2)
06/01/52
— (7) (7)
Barclays USD 3,057 2.553%
(3)
SOFR
(2)
06/02/52
— 49 49
Barclays USD 5,248 2.715%
(3)
SOFR
(2)
06/24/52
— 255 255
Barclays USD 8,240 2.778%
(3)
SOFR
(2)
06/30/52
— 524 524
Barclays USD 3,007 2.657%
(3)
SOFR
(2)
07/05/52
— 110 110
Barclays USD 8,791 SOFR
(2)
2.516%
(3)
07/06/52
— (76) (76)
Barclays USD 1,372 2.472%
(3)
SOFR
(2)
07/08/52
— (3) (3)
Barclays USD 1,929 SOFR
(2)
2.606%
(3)
07/11/52
— (50) (50)
Barclays USD 2,246 2.699%
(3)
SOFR
(2)
07/12/52
— 102 102
Barclays USD 2,246 2.689%
(3)
SOFR
(2)
07/12/52
— 98 98
Barclays USD 2,603 2.734%
(3)
SOFR
(2)
07/12/52
— 142 142
Barclays USD 2,128 SOFR
(2)
2.571%
(3)
07/14/52
— (43) (43)
Barclays USD 1,160 SOFR
(2)
2.619%
(3)
07/20/52
— (34) (34)
Barclays USD 4,698 SOFR
(2)
2.451%
(3)
07/26/52
— 23 23
Barclays USD 6,234 2.431%
(3)
SOFR
(2)
08/01/52
— (57) (57)
Barclays USD 3,612 3.100%
(3)
SOFR
(2)
09/21/52
216 253 469
Barclays USD 5,398 3 Month LIBOR
(2)
2.275%
(3)
03/25/55
— 426 426
Barclays USD 17,661 SOFR
(2)
1.984%
(3)
03/24/57
— 1,290 1,290
Morgan Stanley USD 349,999 SOFR
(2)
3.400%
(3)
09/21/24
(2,204) (1,410) (3,614)
Morgan Stanley USD 45,000 SOFR
(2)
3.200%
(3)
09/21/32 (1,475) (1,491) (2,966)
Total Open Interest Rate Swap Contracts (å) (3,828) (8,053) (11,881)
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Purchase Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CNH Industrial NV Morgan Stanley 1.796% EUR 250 (1.000%)
(2)
06/20/27
6 3 9
Lennar Corp. Morgan Stanley 1.953% USD 355 (5.000%)
(2)
06/20/27
(43) (4) (47)
Lumen Technologies, Inc. Morgan Stanley 4.968% USD 50 (1.000%)
(2)
06/20/27
9 (1) 8
Total Open Corporate Issues - Purchase Protection Contracts (28) (2) (30)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
446 Multi-Asset Growth Strategy Fund
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Ally Financial, Inc. Morgan Stanley 2.775% USD 843 5.000%
(2)
06/20/27
130 (50) 80
Anglo American PLC Morgan Stanley 2.111% EUR 95 5.000%
(2)
06/20/27
18 (5) 13
Arcelor Mittal Morgan Stanley 2.840% EUR 120 5.000%
(2)
06/20/27
20 (8) 12
Calpine Corp. Morgan Stanley 4.419% USD 393 5.000%
(2)
06/20/27
6 3 9
Cellnex Telecom, SA Goldman Sachs 2.658% EUR 100 5.000%
(2)
06/20/27
12 (1) 11
CenturyLink, Inc. Morgan Stanley 4.968% USD 500 1.000%
(2)
06/20/27
(71) (8) (79)
Cleveland-Cliffs, Inc. Morgan Stanley 4.026% USD 225 5.000%
(2)
06/20/27
21 (12) 9
CNH Industrial NV Morgan Stanley 1.796% EUR 250 1.000%
(2)
06/20/27
(6) (3) (9)
CNH Industrial NV Morgan Stanley 1.796% EUR 250 5.000%
(2)
06/20/27
45 (7) 38
CSC Holdings, LLC Morgan Stanley 5.628% USD 400 5.000%
(2)
06/20/27
3 (13) (10)
Dell, Inc. Morgan Stanley 1.440% USD 500 1.000%
(2)
06/20/27
(5) (5) (10)
Fiat Morgan Stanley 2.292% EUR 508 5.000%
(2)
06/20/27
90 (26) 64
Ford Motor Co. Morgan Stanley 3.234% USD 300 5.000%
(2)
06/20/27
31 (9) 22
General Motors Co. Morgan Stanley 2.110% USD 180 5.000%
(2)
06/20/27
25 (2) 23
H.J. Heinz Co. Morgan Stanley 0.759% USD 324 1.000%
(2)
06/20/27
2 2 4
HCA, Inc. Morgan Stanley 1.744% USD 506 5.000%
(2)
06/20/27
79 (7) 72
Iron Mountain Inc. Morgan Stanley 2.230% USD 329 5.000%
(2)
06/20/27
39 — 39
J Sainsbury PLC Morgan Stanley 1.823% EUR 100 1.000%
(2)
06/20/27
(1) (3) (4)
KB Home Morgan Stanley 3.772% USD 268 5.000%
(2)
06/20/27
32 (18) 14
Lennar Corp. Morgan Stanley 1.953% USD 793 5.000%
(2)
06/20/27
130 (24) 106
Navient Corp. Morgan Stanley 5.202% USD 150 5.000%
(2)
06/20/27
2 (3) (1)
Nordstrom, Inc. Morgan Stanley 4.934% USD 250 1.000%
(2)
06/20/27
(28) (11) (39)
NRG Energy, Inc. Morgan Stanley 3.487% USD 257 5.000%
(2)
06/20/27
26 (10) 16
Occidental Petroleum Corp. Morgan Stanley 1.606% USD 625 1.000%
(2)
06/20/27
(7) (10) (17)
OI European Group BV Goldman Sachs 5.597% EUR 176 5.000%
(2)
06/20/27
3 (7) (4)
Renault Morgan Stanley 2.725% EUR 100 1.000%
(2)
06/20/25
(4) (1) (5)
Rexel USA Morgan Stanley 3.566% EUR 100 5.000%
(2)
06/20/27
12 (6) 6
Schaeffler AG Goldman Sachs 3.384% EUR 175 5.000%
(2)
06/20/27
24 (11) 13
Telecom Italia SpA Morgan Stanley 4.481% EUR 625 1.000%
(2)
06/20/27
(96) 2 (94)
Tenet Healthcare Corp. Morgan Stanley 4.109% USD 571 5.000%
(2)
06/20/27
34 (14) 20
The Goodyear Tire & Rubber Co. Morgan Stanley 4.764% USD 578 5.000%
(2)
06/20/27
21 (15) 6
Thyssenkrupp AG Morgan Stanley 4.709% EUR 550 1.000%
(2)
06/20/25
(23) (32) (55)
Toll Brothers Finance Corp. Morgan Stanley 2.345% USD 785 1.000%
(2)
06/20/27
(18) (28) (46)
U.S. Steel Corp. Morgan Stanley 5.484% USD 250 5.000%
(2)
06/20/27
12 (17) (5)
Valeo SA Morgan Stanley 2.992% EUR 200 1.000%
(2)
06/20/27
(17) (1) (18)
Total Open Corporate Issues - Sell Protection Contracts 541 (360) 181
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Morgan Stanley USD 53,143 5.000%
(2)
06/20/27
2,266 (1,654) 612

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 447
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
iTraxx Europe Crossover Index Series 37 Morgan Stanley EUR 300 5.000%
(2)
06/20/27
(9) 8 (1)
Total Open Credit Indices - Sell Protection Contracts 2,257 (1,646) 611
Total Open Credit Default Swap Contracts (å) 2,770 (2,008) 762
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical Expedient
(a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 46,121 $ —
$ —
$ 46,121
International Debt — 14,908 —
—
14,908
Mortgage-Backed Securities — 174,287 —
—
174,287
Non-US Bonds — 11,379 —
—
11,379
United States Government Treasuries — 7,631 —
—
7,631
Common Stocks
Consumer Discretionary 22,692 28,060 —
—
50,752
Consumer Staples 5,505 10,161 —
—
15,666
Energy 10,039 5,422 —
—
15,461
Financial Services 51,508 46,707 —
—
98,215
Health Care 13,755 17,175 —
—
30,930
Materials and Processing 21,642 22,679 —
—
44,321
Producer Durables 19,604 36,79 0 —
—
56,394
Technology 46,035 23,513 —
—
69,548
Utilities 15,462 14,312 —
—
29,774
Preferred Stocks 681 1,203 — — 1,884
Options Purchased 3,424 55,970 — — 59,394
Short-Term Investments — 71,882 — 114,669 186,551
Other Securities — — — 5,182 5,182
Total Investments 210,347 588,200 — 119,851 918,398
Securities Sold Short**
Long-Term Investments — (10,249) —
—
(10,249)
Other Assets and Liabilities, Net
Other Financial Instruments
Assets
Futures Contracts 17,856 — — — 17,856
Foreign Currency Exchange Contracts — 2,39 1 — — 2,39 1
Interest Rate Swap Contracts — 10,840 — — 10,840
Credit Default Swap Contracts — 1,206 — — 1,206
A

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
448 Multi-Asset Growth Strategy Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical Expedient
(a) Total
Liabilities
Futures Contracts (5,398) — — — (5,398)
Options Written (1) (23,981) — — (23,982)
Foreign Currency Exchange Contracts (2) (53 2 ) — — (53 4 )
Interest Rate Swap Contracts — (22,721) — — (22,721)
Credit Default Swap Contracts — (444) — — (444)
Total Other Financial Instruments
*
$ 12,455 $ (33,241) $ — $ — $ (20,786)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2022, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2022, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ............................................................................................
819
Australia .............................................................................................
4,807
Austria ................................................................................................
1,237
Belgium ..............................................................................................
1,103
Bermuda .............................................................................................
1,717
Brazil ..................................................................................................
8,129
Burkina Faso .......................................................................................
585
Canada ................................................................................................
14,333
Cayman Islands ...................................................................................
2,799
Chile ...................................................................................................
1,288
China ..................................................................................................
30,154
Cyprus ................................................................................................
78
Denmark .............................................................................................
3,273
Finland ...............................................................................................
803
France .................................................................................................
16,176
Germany .............................................................................................
10,881
Ghana .................................................................................................
249
Greece ................................................................................................
873
Guernsey .............................................................................................
176
Hong Kong ..........................................................................................
7,392
Hungary ..............................................................................................
277
India ...................................................................................................
8,829
Indonesia ............................................................................................
3,747

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 449
Amounts in thousands
Country Exposure
Fair Value
$
Ireland ................................................................................................
5,289
Israel ...................................................................................................
715
Italy ....................................................................................................
4,119
Japan ..................................................................................................
59,264
Kazakhstan .........................................................................................
1,238
Kyrgyzstan ..........................................................................................
358
Luxembourg ........................................................................................
2,385
Malaysia ..............................................................................................
106
Mauritius ............................................................................................
361
Mexico ................................................................................................
1,945
Mongolia .............................................................................................
1,276
Netherlands ........................................................................................
7,747
New Zealand .......................................................................................
169
Norway ................................................................................................
845
Peru ....................................................................................................
396
Philippines ..........................................................................................
358
Poland .................................................................................................
653
Portugal ..............................................................................................
281
Puerto Rico .........................................................................................
760
Russia .................................................................................................
—
Saudi Arabia .......................................................................................
778
Singapore ............................................................................................
2,322
South Africa ........................................................................................
2,763
South Korea ........................................................................................
11,715
Spain ...................................................................................................
3,773
Sweden ................................................................................................
5,192
Switzerland .........................................................................................
9,603
Taiwan .................................................................................................
6,966
Thailand ..............................................................................................
2,039
Turkey .................................................................................................
712
Ukraine ...............................................................................................
537
United Arab Emirates .........................................................................
133
United Kingdom ..................................................................................
36,041
United States .......................................................................................
627,834
Total Investments ....................................................................
918,398
United States ...........................................................................
(10,249)
Total Securities Sold Short ......................................................
(10,249)

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
450 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.2%
Consumer Discretionary - 13.3%
Advance Auto Parts, Inc. 1,621 314
Amazon.com, Inc. (Æ) 121,767 16,433
Amerco, Inc. 386 207
AutoNation, Inc. (Æ) 4,615 548
AutoZone, Inc. (Æ) 433 925
Bath & Body Works, Inc. (Æ) 16,718 594
Best Buy Co., Inc. 11,923 918
BorgWarner, Inc. 9,156 352
Boyd Gaming Corp. 4,914 273
Brunswick Corp. 4,836 387
Cable One, Inc. 114 157
Capri Holdings, Ltd. (Æ) 12,151 592
CarMax, Inc. (Æ) 4,504 448
Charter Communications, Inc. Class A (Æ) 431 186
Comcast Corp. Class A 74,723 2,804
Costco Wholesale Corp. 5,213 2,822
Curtiss-Wright Corp. 1,058 152
Dick's Sporting Goods, Inc. (Ñ) 5,714 535
Discovery Communications LLC (Æ) 45,983 690
DISH Network Corp. Class A (Æ) 9,840 171
Dollar General Corp. 1,613 401
Dollar Tree, Inc. (Æ) 6,726 1,112
DR Horton, Inc. 19,745 1,541
eBay, Inc. 26,123 1,270
FactSet Research Systems, Inc. 622 267
Five Below, Inc. (Æ) 960 122
Floor & Decor Holdings, Inc. Class A (Æ) 1,270 102
Foot Locker, Inc. 8,241 234
Ford Motor Co. 99,707 1,465
Fortune Brands Home & Security, Inc. 2,644 184
Fox Corp. Class A 21,070 698
Gap, Inc. (The) 18,270 176
Garmin, Ltd. 5,059 494
General Motors Co. 33,970 1,232
Genuine Parts Co. 6,902 1,055
Grand Canyon Education, Inc. (Æ) 3,605 346
H&R Block, Inc. 9,023 361
Hanesbrands, Inc. 6,916 77
Harley-Davidson, Inc. 9,061 343
Home Depot, Inc. (The) 11,503 3,462
Interpublic Group of Cos., Inc. (The) 26,751 799
Kohl's Corp. 10,593 309
Lear Corp. 3,069 464
Leggett & Platt, Inc. 3,991 158
Lennar Corp. Class A 14,424 1,226
Liberty Media Corp. Class C (Æ) 8,296 330
Liberty Media Corp.-Liberty Formula One
Class C (Æ) 2,462 167
Lithia Motors, Inc. Class A 2,165 574
Live Nation Entertainment, Inc. (Æ) 2,282 214
LKQ Corp. 21,031 1,153
Lowe's Cos., Inc. 5,767 1,105
Lululemon Athletica, Inc. (Æ) 1,003 311
McDonald's Corp. 5,049 1,330
MGM Resorts International 5,885 193
Mohawk Industries, Inc. (Æ) 3,982 512
Netflix, Inc. (Æ) 4,330 974
New York Times Co. (The) Class A 7,004 224
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Newell Rubbermaid, Inc. 21,232 429
News Corp. Class A 19,454 333
Nexstar Media Group, Inc. Class A 2,782 524
Nielsen Holdings PLC 12,984 311
Nike, Inc. Class B 8,344 959
Norton LifeLock Inc. (Æ) 9,751 239
nVent Electric PLC 6,878 243
NVR, Inc. (Æ) 187 822
Ollie's Bargain Outlet Holdings, Inc. (Æ) 1,828 108
Omnicom Group, Inc. 10,917 762
O'Reilly Automotive, Inc. (Æ) 1,456 1,024
Paramount Global Class B 26,800 634
Penn National Gaming, Inc. (Æ) 3,168 109
Penske Automotive Group, Inc. 2,891 331
Petco Health & Wellness Co., Inc. (Æ)(Ñ) 11,474 160
Polaris, Inc. 2,638 309
Pool Corp. 1,538 550
PulteGroup, Inc. 14,463 631
PVH Corp. 4,433 274
Qurate Retail, Inc. Class A 30,739 84
Ralph Lauren Corp. Class A 1,281 126
Restoration Hardware (Æ) 314 88
Ross Stores, Inc. 4,722 384
Sensata Technologies Holding PLC 5,184 231
Service Corp. International 4,005 298
Sirius XM Holdings, Inc. (Ñ) 26,571 177
Skechers USA, Inc. Class A (Æ) 3,389 129
Starbucks Corp. 4,921 417
Tapestry, Inc. 20,107 676
Target Corp. 6,692 1,093
Tempur Sealy International, Inc. 15,529 427
Tesla, Inc. (Æ) 11,329 10,099
TJX Cos., Inc. (The) 5,204 318
Toll Brothers, Inc. 7,846 386
Tractor Supply Co. 3,343 640
Ulta Salon Cosmetics & Fragrance, Inc. (Æ) 1,714 667
Under Armour, Inc. Class A (Æ) 7,667 71
VF Corp. 3,026 135
Victoria's Secret & Co. (Æ) 7,211 267
Walmart, Inc. 9,677 1,278
Walt Disney Co. (The) (Æ) 10,419 1,105
Whirlpool Corp. 2,971 514
Williams-Sonoma, Inc. (Ñ) 5,799 837
YETI Holdings, Inc. (Æ) 2,278 116
Yum China Holdings, Inc. 10,049 489
Yum! Brands, Inc. 3,458 424
84,721
Consumer Staples - 5.1%
Albertsons Cos. LLC / Safeway, Inc. / New
Albertsons, LP / Albertson's LLC Class A 6,560 176
Altria Group, Inc. 8,114 356
Archer-Daniels-Midland Co. 24,407 2,020
Boston Beer Co., Inc. Class A (Æ) 442 168
Brown-Forman Corp. Class B
-
ADR 2,082 155
Bunge, Ltd. 10,820 999
Campbell Soup Co. 12,232 604
Casey's General Stores, Inc. 2,908 589
Church & Dwight Co., Inc. 6,005 528
Clorox Co. (The) 1,775 252

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 451
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Coca-Cola Co. (The) 24,241 1,556
Colgate-Palmolive Co. 3,818 301
ConAgra Foods, Inc. 15,379 526
CVS Health Corp. 37,423 3,581
Estee Lauder Cos., Inc. (The) Class A 3,751 1,024
Flowers Foods, Inc. 15,734 447
General Mills, Inc. 20,833 1,558
Herbalife Nutrition, Ltd. (Æ) 7,258 177
Hershey Co. (The) 4,142 944
Hormel Foods Corp. 5,138 254
Ingredion, Inc. 5,002 455
JM Smucker Co. (The) 8,169 1,081
Kellogg Co. 4,248 314
Keurig Dr Pepper, Inc. 2,126 82
Kimberly-Clark Corp. 2,386 314
Kraft Heinz Co. (The) 31,349 1,155
Kroger Co. (The) 36,847 1,711
McCormick & Co., Inc. 3,152 275
Molson Coors Beverage Co. Class B 7,021 420
Mondelez International, Inc. Class A 8,681 556
Monster Beverage Corp. (Æ) 5,520 550
PepsiCo, Inc. 12,903 2,258
Philip Morris International, Inc. 8,020 779
Pilgrim's Pride Corp. (Æ) 5,757 181
Procter & Gamble Co. (The) 26,787 3,720
Reynolds Consumer Products, Inc. 3,726 108
Tyson Foods, Inc. Class A 14,982 1,319
Walgreens Boots Alliance, Inc. 27,967 1,108
32,601
Energy - 4.9%
Cabot Oil & Gas Corp. 9,687 296
Chevron Corp. 42,935 7,031
Continental Resources, Inc. 6,163 425
Devon Energy Corp. 31,466 1,978
Diamondback Energy, Inc. 7,623 976
EOG Resources, Inc. 23,970 2,666
EQT Corp. 3,420 151
Exxon Mobil Corp. 72,101 6,988
HF Sinclair Corp. 4,808 230
Kinder Morgan, Inc. 66,010 1,188
Marathon Oil Corp. 44,798 1,111
Marathon Petroleum Corp. 21,659 1,985
Occidental Petroleum Corp. 5,685 374
ONEOK, Inc. 19,746 1,180
Phillips 66 13,559 1,207
Pioneer Natural Resources Co. 3,936 933
Targa Resources Corp. 7,443 514
Texas Pacific Land Corp. 154 282
Valero Energy Corp. 14,376 1,592
31,107
Financial Services - 14.6%
Affiliated Managers Group, Inc. 1,040 131
Aflac, Inc. 23,366 1,339
Air Lease Corp. Class A 2,197 82
Alleghany Corp. (Æ) 146 122
Alliance Data Systems Corp. 4,523 179
Allstate Corp. (The) 9,047 1,058
Ally Financial, Inc. 10,268 340
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
American Express Co. 8,050 1,240
American Financial Group, Inc. 3,039 406
American Homes 4 Rent Class A (ö) 2,701 102
American International Group, Inc. 20,015 1,036
American Tower Corp. (ö) 3,799 1,029
Ameriprise Financial, Inc. 2,190 591
Annaly Capital Management, Inc. (ö) 14,181 98
Aon PLC Class A 1,770 515
Apollo Global Management, Inc. 5,784 330
Arch Capital Group, Ltd. (Æ) 17,234 765
Arthur J Gallagher & Co. 2,918 522
Assurant, Inc. 1,238 218
AXA Equitable Holdings 12,709 361
Bank of America Corp. 113,528 3,837
Bank of New York Mellon Corp. (The) 26,232 1,140
Bank OZK 2,969 119
Berkshire Hathaway, Inc. Class B (Æ) 25,735 7,735
BlackRock, Inc. Class A 1,352 905
Blackstone Group, Inc. (The) Class A 5,257 537
Brighthouse Financial, Inc. (Æ) 2,736 119
Brown & Brown, Inc. 9,698 631
Camden Property Trust (ö) 1,169 165
Capital One Financial Corp. 9,877 1,085
Carlyle Group, LP 5,168 201
Cboe Global Markets, Inc. 4,037 498
CBRE Group, Inc. Class A 14,901 1,276
Charles Schwab Corp. (The) 16,019 1,106
Chubb, Ltd. 9,877 1,863
Cincinnati Financial Corp. 3,637 354
Citigroup, Inc. 23,918 1,241
Citizens Financial Group, Inc. 11,376 432
CME Group, Inc. Class A 620 124
Comerica, Inc. 5,232 407
Commerce Bancshares, Inc. 2,613 182
Crown Castle International Corp. (ö) 1,491 269
CubeSmart (ö) 3,425 157
Cullen/Frost Bankers, Inc. 1,620 211
Digital Realty Trust, Inc. (ö) 3,236 429
Discover Financial Services 7,067 714
Duke Realty Corp. (ö) 3,943 247
East West Bancorp, Inc. 7,379 530
Equinix, Inc. (Æ)(ö) 330 232
Equity LifeStyle Properties, Inc. Class A (ö) 2,899 213
Equity Residential (ö) 5,290 415
Essex Property Trust, Inc. (ö) 1,179 338
Evercore, Inc. Class A 1,168 117
Everest Re Group, Ltd. 1,128 295
Extra Space Storage, Inc. (ö) 2,488 472
Federal Realty Investment Trust (Æ) 1,116 118
Fidelity National Financial, Inc. 14,672 586
Fifth Third Bancorp 24,982 852
First American Financial Corp. 5,419 314
First Citizens BancShares, Inc. Class A 186 141
First Horizon National Corp. 8,099 181
First Industrial Realty Trust, Inc. (ö) 2,309 120
Franklin Resources, Inc. 11,586 318
Globe Life, Inc. (Æ) 2,404 242
Goldman Sachs Group, Inc. (The) 5,475 1,825
Hartford Financial Services Group, Inc. 13,339 860
Huntington Bancshares, Inc. 23,297 310

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
452 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Interactive Brokers Group, Inc. Class A 2,125 125
Intercontinental Exchange, Inc. 5,684 580
Invesco, Ltd. 14,821 263
Invitation Homes, Inc. (ö) 7,460 291
Janus Henderson Group PLC 3,858 99
Jefferies Financial Group, Inc. (Æ) 5,383 175
Jones Lang LaSalle, Inc. (Æ) 3,379 644
JPMorgan Chase & Co. 41,824 4,824
KeyCorp 35,131 643
Kimco Realty Corp. (ö) 21,841 483
KKR & Co., Inc. Class A 10,282 570
Lazard, Ltd. Class A 2,386 90
Life Storage, Inc. (Æ)(ö) 1,931 243
Lincoln National Corp. 5,679 292
Loews Corp. 7,792 454
LPL Financial Holdings, Inc. 2,218 466
M&T Bank Corp. 3,636 645
Markel Corp. (Æ) 120 156
Marsh & McLennan Cos., Inc. 4,872 799
MasterCard, Inc. Class A 6,537 2,313
MetLife, Inc. 21,304 1,347
MGIC Investment Corp. 15,038 213
Mid-America Apartment Communities,
Inc. (ö) 1,928 358
Morgan Stanley 23,256 1,960
Nasdaq, Inc. 2,038 369
New York Community Bancorp, Inc. 22,237 236
Northern Trust Corp. 7,725 771
Old Republic International Corp. 12,349 287
OneMain Holdings, Inc. (Æ) 2,166 81
PacWest Bancorp 3,048 85
Pinnacle Financial Partners, Inc. 1,658 131
PNC Financial Services Group, Inc. (The) 6,727 1,116
Popular, Inc. 2,169 168
Primerica, Inc. 1,046 135
Principal Financial Group, Inc. 14,875 996
Progressive Corp. (The) 13,604 1,565
Prologis, Inc. (ö) 6,795 901
Prudential Financial, Inc. 12,211 1,221
Public Storage (ö) 1,989 649
Raymond James Financial, Inc. 10,248 1,009
Realty Income Corp. (ö) 2,243 166
Regency Centers Corp. (ö) 2,272 146
Regions Financial Corp. 40,411 856
Rexford Industrial Realty, Inc. (ö) 3,150 206
SEI Investments Co. 2,431 135
Signature Bank 671 125
Simon Property Group, Inc. (ö) 5,062 550
State Street Corp. 12,831 912
Stifel Financial Corp. 2,356 141
Sun Communities, Inc. (ö) 1,756 288
SVB Financial Group (Æ) 1,453 586
Synchrony Financial 19,434 651
Synovus Financial Corp. 5,831 235
T. Rowe Price Group, Inc. 4,745 586
Tradeweb Markets, Inc. Class A 2,265 160
Travelers Cos., Inc. (The) 6,932 1,100
Truist Financial Corp. 26,960 1,361
UDR, Inc. (ö) 3,371 163
Unum Group 5,523 178
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Upstart Holdings, Inc. (Æ)(Ñ) 1,472 36
US Bancorp 27,373 1,292
VICI Properties, Inc. (ö) 20,434 699
Visa, Inc. Class A 15,964 3,386
Voya Financial, Inc. 1,947 117
Wells Fargo & Co. 51,362 2,253
Western Alliance Bancorp 3,310 253
Western Union Co. (The) 28,594 487
Weyerhaeuser Co. (ö) 33,967 1,234
Willis Towers Watson PLC (Æ) 3,104 642
Wintrust Financial Corp. 1,435 123
WP Carey, Inc. (ö) 1,744 156
WR Berkley Corp. 9,250 578
Zions Bancorp NA 4,584 250
92,731
Health Care - 11.6%
10X Genomics, Inc. Class A (Æ) 1,581 63
Abbott Laboratories 18,566 2,021
AbbVie, Inc. 15,390 2,209
Abiomed, Inc. (Æ) 505 148
Agilent Technologies, Inc. 5,638 756
Align Technology, Inc. (Æ) 1,330 374
AmerisourceBergen Corp. Class A 5,142 750
Amgen, Inc. 3,994 988
Anthem, Inc. (Æ) 7,474 3,567
Avantor, Inc. (Æ) 9,659 280
Baxter International, Inc. 6,077 356
Becton Dickinson and Co. 1,507 368
Biogen, Inc. (Æ) 5,947 1,279
Bio-Rad Laboratories, Inc. Class A (Æ) 974 549
Boston Scientific Corp. (Æ) 13,204 542
Bristol-Myers Squibb Co. 6,655 491
Bruker Corp. 2,468 169
Cardinal Health, Inc. 13,463 802
Centene Corp. (Æ) 16,229 1,509
Chemed Corp. 436 210
Cigna Corp. 8,855 2,438
Cooper Cos., Inc. (The) 984 322
DaVita HealthCare Partners, Inc. (Æ) 4,371 368
Dentsply Sirona, Inc. 5,228 189
DexCom, Inc. (Æ) 3,768 309
Edwards Lifesciences Corp. (Æ) 9,008 906
Eli Lilly & Co. 8,639 2,848
Embecta Corp. 301 9
Encompass Health Corp. (Æ) 3,577 181
Enhabit, Inc. (Æ) 1,788 31
Envista Holdings Corp. (Æ) 7,324 298
Exelixis, Inc. (Æ) 15,607 326
Gilead Sciences, Inc. 28,446 1,700
Globus Medical, Inc. Class A (Æ) 3,559 209
HCA Healthcare, Inc. 3,218 684
Henry Schein, Inc. (Æ) 10,420 821
Hologic, Inc. (Æ) 11,514 822
Horizon Therapeutics PLC (Æ) 4,496 373
Humana, Inc. 3,818 1,840
ICU Medical, Inc. (Æ) 397 70
IDEXX Laboratories, Inc. (Æ) 616 246
Illumina, Inc. (Æ) 1,336 289
Incyte Corp. (Æ) 1,886 147

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 453
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Intuitive Surgical, Inc. (Æ) 3,579 824
IQVIA, Inc. (Æ) 2,686 645
Jazz Pharmaceuticals PLC (Æ) 1,492 233
Johnson & Johnson 33,281 5,809
Laboratory Corp. of America Holdings 5,324 1,396
Masimo Corp. (Æ) 881 127
McKesson Corp. 3,367 1,150
Medtronic PLC 4,750 439
Merck & Co., Inc. 18,226 1,628
Moderna, Inc. (Æ) 2,523 414
Molina Healthcare, Inc. (Æ) 1,536 503
PerkinElmer, Inc. 3,298 505
Pfizer, Inc. 109,324 5,523
Premier, Inc. Class A 3,698 142
Qiagen NV (Æ) 2,880 143
Quest Diagnostics, Inc. 7,243 989
QuidelOrtho Corp. (Æ) 1,061 108
Regeneron Pharmaceuticals, Inc. (Æ) 3,163 1,840
Repligen Corp. (Æ) 1,066 227
ResMed, Inc. 3,447 829
STERIS PLC 1,306 295
Stryker Corp. 3,773 810
Syneos Health, Inc. Class A (Æ) 3,736 296
Teleflex, Inc. 803 193
Thermo Fisher Scientific, Inc. 4,259 2,549
United Therapeutics Corp. (Æ) 3,175 734
UnitedHealth Group, Inc. 13,686 7,423
Universal Health Services, Inc. Class B 5,556 625
Veeva Systems, Inc. Class A (Æ) 2,793 624
Vertex Pharmaceuticals, Inc. (Æ) 1,873 525
Viatris, Inc. 58,096 563
West Pharmaceutical Services, Inc. 2,824 970
Zimmer Biomet Holdings, Inc. 3,993 441
Zinvie, Inc. (Æ) 399 8
Zoetis, Inc. Class A 6,477 1,182
73,569
Materials and Processing - 4.9%
Acuity Brands, Inc. 3,214 586
Air Products & Chemicals, Inc. 1,400 348
Albemarle Corp. 3,011 736
Alcoa Corp. 7,570 385
Amcor PLC 48,889 633
AptarGroup, Inc. 2,425 261
Berry Plastics Group, Inc. (Æ) 6,333 365
Builders FirstSource, Inc. (Æ) 16,187 1,101
Carrier Global Corp. 13,938 565
Celanese Corp. Class A 5,004 588
CF Industries Holdings, Inc. 7,788 744
Chemours Co. (The) 10,639 379
Cleveland-Cliffs, Inc. (Æ) 8,398 149
Copart, Inc. (Æ) 7,521 963
Crown Holdings, Inc. 2,458 250
Dow, Inc. 23,945 1,273
DuPont de Nemours, Inc. 18,439 1,128
Eagle Materials, Inc. 2,168 274
Eastman Chemical Co. 6,319 606
Ecolab, Inc. 1,904 314
Element Solutions, Inc. (Æ) 6,819 135
Fastenal Co. 13,684 703
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
FMC Corp. 1,833 204
Freeport-McMoRan, Inc. 17,723 559
Graphic Packaging Holding Co. 11,124 248
Huntsman Corp. 13,564 393
International Flavors & Fragrances, Inc. 1,489 185
International Paper Co. 19,964 854
ITT, Inc. 1,974 148
Louisiana-Pacific Corp. 8,941 569
LyondellBasell Industries Class A 11,359 1,012
Martin Marietta Materials, Inc. 664 234
Masco Corp. 6,378 353
MDU Resources Group, Inc. 10,801 309
Mosaic Co. (The) 16,842 887
NewMarket Corp. 220 68
Newmont Corp. 21,176 959
Nucor Corp. 14,611 1,983
Olin Corp. 7,302 382
Owens Corning 5,540 514
Packaging Corp. of America 6,730 946
PPG Industries, Inc. 2,028 262
Reliance Steel & Aluminum Co. 4,558 867
RPM International, Inc. 1,878 170
Sealed Air Corp. 6,555 401
Sherwin-Williams Co. (The) 3,918 948
Silgan Holdings, Inc. 1,496 67
SiteOne Landscape Supply, Inc. (Æ) 1,188 166
Sonoco Products Co. 6,072 386
Southern Copper Corp. 2,169 108
Steel Dynamics, Inc. 13,511 1,052
Sylvamo Corp. 3,186 125
Terminix Global Holdings, Inc. (Æ) 2,905 130
Timken Co. (The) 5,569 364
Trane Technologies PLC 1,900 279
Trex Co., Inc. (Æ) 3,883 251
United States Steel Corp. 11,931 282
Univar Solutions, Inc.
-
ADR (Æ) 9,718 263
Valmont Industries, Inc. 866 235
Valvoline, Inc. 6,367 205
Vulcan Materials Co. 1,289 213
Watsco, Inc. 1,466 402
Westlake Chemical Corp. 1,494 145
Westrock Co. 11,206 475
31,089
Producer Durables - 8.8%
3M Co. 8,832 1,265
AGCO Corp. 3,760 410
Alaska Air Group, Inc. (Æ) 2,680 119
Ametek, Inc. 5,517 681
AO Smith Corp. 5,624 356
Automatic Data Processing, Inc. 6,017 1,451
Avery Dennison Corp. 2,308 440
Carlisle Cos., Inc. 2,393 709
Caterpillar, Inc. 1,716 340
CH Robinson Worldwide, Inc. 4,499 498
Cintas Corp. 2,281 971
Crane Holdings Co. 4,280 423
CSX Corp. 21,601 698
Cummins, Inc. 6,764 1,497
Danaher Corp. 4,652 1,356

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
454 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Darling Ingredients, Inc. (Æ) 3,004 208
Deere & Co. 584 200
Donaldson Co., Inc. 2,305 125
Dover Corp. 3,545 474
Eaton Corp. PLC 6,003 891
Emerson Electric Co. 9,169 826
Equifax, Inc. 2,559 535
Expeditors International of Washington, Inc. 9,077 964
FedEx Corp. 7,072 1,647
FleetCor Technologies, Inc. (Æ) 405 89
Fortive Corp. 15,937 1,027
FTI Consulting, Inc. (Æ) 1,892 309
Generac Holdings, Inc. (Æ) 1,519 408
General Dynamics Corp. 8,783 1,990
Gentex Corp. 9,384 265
Graco, Inc. 7,498 504
HEICO Corp. 857 135
Honeywell International, Inc. 2,432 468
Hubbell, Inc. Class B 1,409 309
Huntington Ingalls Industries, Inc. 1,443 313
IDEX Corp. 2,128 444
Illinois Tool Works, Inc. 1,685 350
Ingersoll Rand, Inc. 4,090 204
Jacobs Engineering Group, Inc. 1,618 222
JB Hunt Transport Services, Inc. 3,428 628
Johnson Controls International PLC (Æ) 4,358 235
Keysight Technologies, Inc. (Æ) 6,611 1,075
Knight-Swift Transportation Holdings,
Inc. (Æ) 10,889 598
L3Harris Technologies, Inc. 5,066 1,216
Landstar System, Inc. 943 148
Lincoln Electric Holdings, Inc. 2,244 317
Littelfuse, Inc. 1,279 357
Lockheed Martin Corp. 2,887 1,195
ManpowerGroup, Inc. 5,260 412
MarketAxess Holdings, Inc. 417 113
MasTec, Inc. (Æ) 5,103 403
Mettler-Toledo International, Inc. (Æ) 580 783
Moody's Corp. 2,361 733
Morningstar, Inc. 747 191
MSC Industrial Direct Co., Inc. Class A 2,696 223
National Instruments Corp. 1,491 57
Nordson Corp. 623 144
Norfolk Southern Corp. 2,723 684
Northrop Grumman Corp. 3,304 1,582
Old Dominion Freight Line, Inc. 3,756 1,140
Oshkosh Corp. 4,910 423
Otis Worldwide Corp. 5,435 425
PACCAR, Inc. 13,625 1,247
Parker-Hannifin Corp. 900 260
Paychex, Inc. 9,506 1,219
Paylocity Holding Corp. (Æ) 727 150
PayPal Holdings, Inc. (Æ) 1,907 165
Pentair PLC 5,866 287
Quanta Services, Inc. 5,394 748
Regal Rexnord Corp. 2,742 368
Republic Services, Inc. Class A 3,492 484
Robert Half International, Inc. 5,093 403
Rockwell Automation, Inc. 1,449 370
Rollins, Inc. 4,610 178
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Roper Technologies, Inc. 406 177
Ryder System, Inc. 4,745 372
S&P Global, Inc. 3,226 1,216
Snap-on, Inc. 4,341 973
Stanley Black & Decker, Inc. 8,903 867
Teledyne Technologies, Inc. (Æ) 474 186
Textron, Inc. 12,611 828
Toro Co. (The) 3,560 306
TransUnion 2,960 235
Travel + Leisure Co. (Æ) 5,047 218
Trimble Navigation, Ltd. (Æ) 8,610 598
Union Pacific Corp. 2,130 484
United Parcel Service, Inc. Class B 7,081 1,380
United Rentals, Inc. (Æ) 2,858 922
Verisk Analytics, Inc. Class A 3,338 635
Waste Management, Inc. 5,829 959
Waters Corp. (Æ) 1,847 672
Westinghouse Air Brake Technologies Corp. 4,274 399
WW Grainger, Inc. 1,262 686
Xerox Holdings Corp. 5,514 94
Xylem, Inc. 2,504 230
Zebra Technologies Corp. Class A (Æ) 1,974 706
56,225
Technology - 28.6%
Accenture PLC Class A 6,688 2,048
Activision Blizzard, Inc. 16,740 1,338
Adobe, Inc. (Æ) 3,368 1,381
Advanced Micro Devices, Inc. (Æ) 17,976 1,698
Akamai Technologies, Inc. (Æ) 2,151 207
Allegion PLC 1,694 179
Alphabet, Inc. Class A (Æ) 138,740 16,138
Alphabet, Inc. Class C (Æ) 39,060 4,556
Amdocs, Ltd. 11,914 1,037
Amphenol Corp. Class A 10,894 840
Analog Devices, Inc. 5,599 963
Ansys, Inc. (Æ) 2,483 693
Apple, Inc. 236,062 38,363
Applied Materials, Inc. 9,073 962
Arista Networks, Inc. (Æ) 8,147 950
Arrow Electronics, Inc. (Æ) 6,454 827
Atlassian Corp. PLC Class A (Æ) 2,201 461
Autodesk, Inc. (Æ) 1,190 257
Avnet, Inc. 9,017 432
Azenta, Inc. 4,267 291
Bill.com Holdings, Inc. (Æ) 1,598 216
Bio Techne Corp. (Æ) 1,377 531
Booking Holdings, Inc. (Æ) 208 403
Broadcom, Inc. 2,733 1,463
Broadridge Financial Solutions, Inc. 1,481 238
CACI International, Inc. Class A (Æ) 580 175
Cadence Design Systems, Inc. (Æ) 7,057 1,313
CDW Corp. 3,659 664
Ciena Corp. (Æ) 4,892 252
Cisco Systems, Inc. 57,282 2,599
Citrix Systems, Inc. 1,036 105
Cloudflare, Inc. Class A (Æ) 5,224 263
Cognex Corp. 5,824 297
Cognizant Technology Solutions Corp. Class
A 14,808 1,006

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 455
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Concentrix Corp. 2,913 390
Corning, Inc. 46,702 1,717
Corteva, Inc. 30,130 1,734
Datadog, Inc. Class A (Æ) 2,807 286
Dell Technologies, Inc. Class C 21,617 974
Dolby Laboratories, Inc. Class A 1,887 146
DoorDash, Inc. Class A (Æ) 1,378 96
DXC Technology Co. (Æ) 21,136 668
Dynatrace, Inc. (Æ) 5,630 212
Electronic Arts, Inc. 3,485 457
Entegris, Inc. 4,218 464
EPAM Systems, Inc. (Æ) 1,969 688
F5, Inc. (Æ) 1,943 325
Fair Isaac Corp. (Æ) 517 239
Fidelity National Information Services, Inc. 3,198 327
Fiserv, Inc. (Æ) 4,040 427
Fortinet, Inc. (Æ) 17,907 1,068
Gartner, Inc. (Æ) 2,529 671
Genpact, Ltd. 4,195 202
Globant SA (Æ) 1,379 275
Hewlett Packard Enterprise Co. 94,113 1,340
HP, Inc. (Æ) 90,584 3,025
HubSpot, Inc. (Æ) 1,111 342
Intel Corp. 107,408 3,900
International Business Machines Corp. 27,064 3,540
Intuit, Inc. 3,099 1,414
Jabil Circuit, Inc. 6,623 393
Jack Henry & Associates, Inc. 1,329 276
Juniper Networks, Inc. 11,766 330
KLA Corp. 2,867 1,100
Kyndryl Holdings, Inc. (Æ) 4,279 45
Lam Research Corp. 2,014 1,008
Leidos Holdings, Inc. 3,866 414
Loyalty Ventures, Inc. (Æ) 1,809 5
Lumentum Holdings, Inc. Class E (Æ) 1,219 110
Manhattan Associates, Inc. (Æ) 2,909 409
Marvell Technology, Inc. 6,380 355
Meta Platforms, Inc. Class A (Æ) 30,747 4,892
Microchip Technology, Inc. 3,472 239
Micron Technology, Inc. 42,165 2,608
Microsoft Corp. 116,091 32,591
MKS Instruments, Inc. 4,673 552
MongoDB, Inc. (Æ) 824 257
Monolithic Power Systems, Inc. 1,137 528
Motorola Solutions, Inc. 3,722 888
MSCI, Inc. Class A 1,001 482
NetApp, Inc. 5,718 408
NVIDIA Corp. 31,887 5,792
NXP Semiconductors NV 1,381 254
Okta, Inc. (Æ) 1,471 145
ON Semiconductor Corp. (Æ) 14,575 973
Oracle Corp. 15,749 1,226
Palantir Technologies, Inc. Class A (Æ) 11,784 122
Palo Alto Networks, Inc. (Æ) 1,433 715
Paycom Software, Inc. (Æ) 1,427 472
Pinterest, Inc. Class A (Æ) 7,056 137
Qorvo, Inc. (Æ) 9,703 1,010
QUALCOMM, Inc. 10,205 1,480
Raytheon Technologies Corp. (Æ) 21,331 1,988
Roku, Inc. (Æ) 2,235 146
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Salesforce, Inc. (Æ) 7,670 1,411
Science Applications International Corp. 1,080 105
ServiceNow, Inc. (Æ) 2,308 1,031
Skyworks Solutions, Inc. 3,448 375
Smartsheet, Inc. Class A (Æ) 3,071 92
Snowflake, Inc. Class A (Æ) 1,631 245
SS&C Technologies Holdings, Inc. 8,770 519
SYNNEX Corp. 4,383 440
Synopsys, Inc. (Æ) 3,419 1,256
Take-Two Interactive Software, Inc. (Æ) 1,449 192
Teradata Corp. (Æ) 6,171 236
Teradyne, Inc. 5,797 585
Texas Instruments, Inc. 7,313 1,308
Trade Desk, Inc. (The) Class A (Æ) 9,167 413
Tyler Technologies, Inc. (Æ) 1,470 587
VeriSign, Inc. (Æ) 1,481 280
Vimeo, Inc. (Æ) 3,339 19
VMware, Inc. Class A 4,284 498
Western Digital Corp. (Æ) 22,806 1,120
Workday, Inc. Class A (Æ) 3,635 564
Zoom Video Communications, Inc. Class
A (Æ) 3,087 321
Zscaler, Inc. (Æ) 729 113
182,133
Utilities - 4.4%
Alliant Energy Corp. 4,441 271
Ameren Corp. 3,420 318
American Electric Power Co., Inc. 12,593 1,241
American Water Works Co., Inc. 1,310 204
APA Corp. 17,900 665
AT&T, Inc. 96,343 1,809
Atmos Energy Corp. 4,369 530
Avangrid, Inc. 5,223 255
CenterPoint Energy, Inc. 31,057 984
CMS Energy Corp. 4,365 300
ConocoPhillips Co. 38,000 3,702
Consolidated Edison, Inc. 13,267 1,317
Constellation Energy Corp. 11,998 793
Dominion Energy, Inc. 3,990 327
DT Midstream, Inc. 5,040 277
DTE Energy Co. 4,353 567
Duke Energy Corp. 7,655 842
Edison International 3,505 238
Entergy Corp. 9,511 1,095
Essential Utilities, Inc. 2,076 108
Evergy, Inc. 12,567 858
Eversource Energy (Æ) 2,983 263
Exelon Corp. 22,776 1,059
FirstEnergy Corp. 14,439 593
Hawaiian Electric Industries, Inc. 5,775 244
IDACORP, Inc. 1,323 148
Lumen Technologies, Inc. 51,322 559
National Fuel Gas Co. 3,411 247
NextEra Energy, Inc. 5,558 470
NRG Energy, Inc. 6,723 254
OGE Energy Corp. 10,301 423
Pinnacle West Capital Corp. 5,625 413
PPL Corp. 7,200 209
Public Service Enterprise Group, Inc. 9,382 616

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
456 Multifactor U.S. Equity Fund
cif
mp
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sempra Energy 2,406 399
Southern Co. (The) 8,384 645
T-Mobile US, Inc. (Æ) 3,401 487
UGI Corp. 6,830 295
Verizon Communications, Inc. 64,422 2,976
Vistra Corp. 6,462 167
WEC Energy Group, Inc. (Æ) 3,663 380
Xcel Energy, Inc. 4,603 337
27,885
Total Common Stocks
(cost $398,503) 612,061
Short-Term Investments - 3.5%
U.S. Cash Management Fund(@) 22,567,316
(∞)
22,558
Total Short-Term Investments
(cost $22,559) 22,558
Other Securities - 0.3%
U.S. Cash Collateral Fund(@)(×) 1,696,595
(∞)
1,697
Total Other Securities
(cost $1,697) 1,697
Total Investments - 100.0%
(identified cost $422,759) 636,316
Other Assets and Liabilities, Net
– (0.0)%
(155)
Net Assets - 100.0%
636,161

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 457
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 80 USD 16,534 09/22 1,079
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,079
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 84,721 $ — $ —
$ —
$ 84,721
Consumer Staples 32,601 — —
—
32,601
Energy 31,107 — —
—
31,107
Financial Services 92,731 — —
—
92,731
Health Care 73,569 — —
—
73,569
Materials and Processing 31,089 — —
—
31,089
Producer Durables 56,225 — —
—
56,225
Technology 182,133 — —
—
182,133
Utilities 27,885 — —
—
27,885
Short-Term Investments — — — 22,558 22,558
Other Securities — — — 1,697 1,697
Total Investments
612,061 — — 24,255 636,316
Other Financial Instruments
Assets
Futures Contracts 1,079 — — — 1,079
Total Other Financial Instruments
*
$ 1,079 $ — $ — $ — $ 1,079
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2022, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
458 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.4%
Australia - 6.8%
Ampol, Ltd. 2,949 70
APA Group 17,930 146
Aristocrat Leisure, Ltd. 8,672 215
ASX, Ltd. - ADR 9,558 592
Aurizon Holdings, Ltd. 98,021 276
Australia & New Zealand Banking
Group, Ltd. - ADR 47,909 770
BHP Group, Ltd. 20 , 714 570
BHP Group, Ltd. - ADR 67 , 674 1,862
BlueScope Steel, Ltd. 25,139 293
Brambles, Ltd. 19,953 160
Cochlear, Ltd. 1,373 206
Coles Group, Ltd. 30,790 405
Commonwealth Bank of Australia - ADR 21,176 1,498
Computershare, Ltd. 7,876 138
CSL, Ltd. 5,036 1,023
Dexus Property Group(ö) 39,442 263
Domino's Pizza Enterprises, Ltd. 1,198 61
Endeavour Mining Corp. 17,260 96
Evolution Mining, Ltd. 27,146 51
Fortescue Metals Group, Ltd. 51,432 661
Glencore PLC 123,369 697
Goodman Group(ö) 33,920 493
GPT Group (The)(ö) 45,351 144
IDP Education, Ltd. 7,561 152
Insurance Australia Group, Ltd.(Æ) 29,005 91
Lottery Corp., Ltd (The)(Æ) 49,724 158
Macquarie Group, Ltd. 3,349 425
Medibank Pvt, Ltd. 153,318 366
Mineral Resources, Ltd. 3,094 117
Mirvac Group(ö) 39,278 59
National Australia Bank, Ltd. - ADR 39,279 842
Newcrest Mining, Ltd. 15,598 212
Northern Star Resources, Ltd. 22,429 125
Origin Energy, Ltd. 25,321 105
QBE Insurance Group, Ltd. 40,666 329
Ramsay Health Care, Ltd. 3,593 176
REA Group, Ltd. 1,471 129
Reece, Ltd.(Æ) 6,882 74
Rio Tinto, Ltd. - ADR 9,850 675
Santos, Ltd. 54,865 282
Scentre Group(ö) 41,152 84
SEEK, Ltd. 4,413 71
Sonic Healthcare, Ltd. 8,395 201
South32, Ltd. Class B 148,357 396
Stockland(ö) 64,574 174
Suncorp Group, Ltd.(Æ) 39,986 313
Tabcorp Holdings, Ltd. 77,037 53
Telstra Corp., Ltd. 114,177 311
Transurban Group - ADR(Æ) 12,892 131
Treasury Wine Estates, Ltd. 7,398 64
Vicinity Centres(Æ)(ö) 113,773 165
Wesfarmers, Ltd.(Æ) 10,076 329
Westpac Banking Corp. 47,184 710
WiseTech Global, Ltd. 5,283 187
Woodside Energy Group, Ltd. 46,693 1,051
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Woolworths Group, Ltd. 13,261 348
19,595
Austria - 0.4%
Erste Group Bank AG 6,568 166
Mondi PLC 16,177 308
OMV AB 11,946 507
Verbund AG Class A 1,227 135
Voestalpine AG 6,563 147
1,263
Belgium - 0.6%
Ageas SA 5,291 231
Anheuser-Busch InBev SA 1,732 93
Elia System Operator SA 783 119
KBC Groep NV 4,033 212
Proximus SA 13,012 180
Sofina SA 705 165
Solvay SA 3,664 321
UCB SA 3,318 260
Warehouses De Pauw CVA(ö) 1,746 59
1,640
Canada - 10.8%
Agnico Eagle Mines, Ltd. 3,994 172
Alimentation Couche-Tard, Inc. 11,423 510
AltaGas, Ltd. - ADR 3,639 81
ARC Resources, Ltd. 16,144 226
Bank of Montreal(Ñ) 14,123 1,408
Bank of Nova Scotia (The) 17,429 1,062
Barrick Gold Corp. 41,372 652
BCE, Inc. 3,738 189
Brookfield Asset Management, Inc.
Class A 9,095 451
Cameco Corp. 3,024 78
Canadian Apartment Properties(ö) 4,833 183
Canadian Imperial Bank of Commerce 15,544 786
Canadian National Railway Co. 5,629 713
Canadian Natural Resources, Ltd. 25,313 1,398
Canadian Pacific Railway, Ltd. 11,262 888
Canadian Tire Corp., Ltd. Class A 2,765 355
Canadian Utilities, Ltd. Class A 2,670 86
CCL Industries, Inc. Class B 2,129 107
Cenovus Energy, Inc. 25,703 490
CGI Group, Inc.(Æ) 2,172 186
Constellation Software, Inc. 328 558
Dollarama, Inc. 7,198 436
Empire Co., Ltd. Class A 12,048 366
Enbridge, Inc. 9,432 424
Fairfax Financial Holdings, Ltd. 507 273
First Quantum Minerals, Ltd. 10,041 183
Fortis, Inc. 2,425 115
George Weston, Ltd. 1,679 200
Gildan Activewear, Inc. Class A 4,519 132
Great-West Lifeco, Inc. 14,630 356
Hydro One, Ltd.(Þ) 4,306 120
iA Financial Corp., Inc. 5,418 298
IGM Financial, Inc. 1,035 30
Imperial Oil, Ltd. 13,111 628
Intact Financial Corp. 5,088 757

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 459
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ivanhoe Mines, Ltd. Class A(Æ) 13,483 84
Kinross Gold Corp. 33,470 115
Loblaw Cos., Ltd. 6,596 600
Lundin Mining Corp. 35,328 199
Magna International, Inc. Class A 10,968 700
Manulife Financial Corp. 43,600 798
Metro, Inc. Class A 6,249 346
National Bank of Canada 5,203 365
Northland Power, Inc. 1,949 64
Nutrien, Ltd. 8,350 715
Onex Corp. 1,332 71
Pembina Pipeline Corp. 3,972 152
Power Corp. of Canada 7,237 197
Quebecor, Inc. Class B 9,367 208
RioCan Real Estate Investment Trust(ö) 8,107 130
Ritchie Bros Auctioneers, Inc. 2,638 190
Rogers Communications, Inc. Class B 6,967 320
Royal Bank of Canada - GDR 25,676 2,505
Saputo, Inc. - ADR 4,167 103
Shopify, Inc. Class A(Æ) 8,320 290
Sun Life Financial, Inc. 16,535 768
Suncor Energy, Inc. 49,471 1,679
TC Energy Corp.(Æ) 13,853 739
Teck Resources, Ltd. Class B 24,366 716
TELUS Corp. 3,519 81
TFI International, Inc.(Æ) 1,966 196
Thomson Reuters Corp.(Æ) 1,136 128
TMX Group, Ltd. 531 54
Toromont Industries, Ltd. 5,174 436
Toronto-Dominion Bank (The) 26,903 1,748
Tourmaline Oil Corp. 8,644 542
West Fraser Timber Co., Ltd. 5,407 506
WSP Global, Inc. 2,304 278
30,920
Chile - 0.0%
Antofagasta PLC 7,960 113
China - 0.3%
BOC Hong Kong Holdings, Ltd. 110,500 400
Prosus NV(Æ) 1,552 102
SITC International Holdings Co., Ltd. 47,000 160
Wilmar International, Ltd. 108,200 315
977
Denmark - 2.4%
AP Moller - Maersk A/S Class A 86 230
AP Moller - Maersk A/S Class B 324 884
Carlsberg A/S Class B 1,432 185
Chr Hansen Holding A/S 1,243 81
Coloplast A/S Class B 1,680 196
Danske Bank A/S 16,884 236
Demant A/S(Æ) 3,270 125
DSV A/S 846 142
Genmab A/S(Æ) 1,458 519
GN Store Nord A/S 1,707 59
Novo Nordisk A/S Class B 27,543 3,240
Novozymes A/S Class B 5,572 356
Pandora A/S 2,934 217
Rockwool International A/S Class B 280 69
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tryg A/S 9,258 211
Vestas Wind Systems A/S 3,330 87
6,837
Finland - 1.1%
Elisa OYJ 5,964 330
Fortum OYJ 15,194 169
Kone OYJ Class B 5,975 273
Neste OYJ 4,161 214
Nokia OYJ 72,711 381
Nordea Bank Abp 74,568 734
Orion OYJ Class B 2,932 140
Sampo OYJ Class A 8,327 359
Stora Enso OYJ Class R 32,412 501
UPM-Kymmene OYJ 6,200 196
3,297
France - 8.5%
Aeroports de Paris(Æ) 392 54
Air Liquide SA Class A 5,616 774
Airbus Group SE 2,747 297
Amundi SA(Þ) 2,267 123
Arkema SA 4,180 398
AXA SA 32,567 752
BioMerieux 803 87
BNP Paribas SA 8,990 426
Bollore SA 31,057 157
Bouygues SA - ADR 12,298 371
Bureau Veritas SA 2,924 81
Capgemini SE 1,842 352
Carrefour SA 32,670 557
Cie de Saint-Gobain SA 11,559 539
Credit Agricole SA 20,699 190
Danone SA 3,915 216
Dassault Aviation SA 1,370 196
Dassault Systemes SE 11,343 486
Edenred 7,116 366
Eiffage SA 5,822 546
Electricite de France SA 15,766 191
Engie SA 25,262 313
EssilorLuxottica SA 4,283 672
Eurazeo SE 1,310 94
Euroapi SA(Æ) 761 13
Getlink SE 5,227 105
Hermes International 362 496
Ipsen SA 1,833 185
Kering 612 351
Klepierre SA - GDR(ö) 10,283 229
La Francaise des Jeux SAEM(Þ) 2,762 99
Legrand SA - ADR 1,578 130
L'Oreal SA 2,417 913
LVMH Moet Hennessy Louis Vuitton
SE - ADR 4,376 3,043
Michelin (CGDE) 29,864 835
Orange SA - ADR 58,335 597
Pernod Ricard SA 2,823 556
Publicis Groupe SA - ADR 11,988 641
Remy Cointreau SA 855 169
Renault SA(Æ) 6,461 191
Sanofi - ADR 19,095 1,900

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
460 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sartorius Stedim Biotech 653 262
Schneider Electric SE 6,251 867
SEB SA 1,162 98
Societe Generale SA 10,359 232
Teleperformance - GDR 679 227
Thales SA 2,405 299
TotalEnergies SE 48,076 2,451
Unibail-Rodamco-Westfield(Æ)(ö) 1,378 78
Valeo SA 6,531 140
Vinci SA 6,993 671
Vivendi SE - ADR 24,815 236
Worldline SA(Æ)(Þ) 1,419 63
24,315
Germany - 5.6%
adidas AG 1,116 192
Allianz SE 5,424 984
Aroundtown SA 52,213 167
BASF SE 13,907 617
Bayerische Motoren Werke
Aktiengesellschaft 7,663 623
Bechtle AG 3,222 148
Beiersdorf AG 2,384 245
Brenntag SE 3,262 228
Carl Zeiss Meditec AG 1,299 189
Commerzbank AG(Æ) 33,905 231
Continental AG 4,202 297
Covestro AG(Þ) 10,957 372
Daimler Truck Holding AG(Æ) 13,141 357
Deutsche Bank AG 48,589 423
Deutsche Boerse AG 3,060 533
Deutsche Post AG 20,920 833
Deutsche Telekom AG 75,264 1,424
E.ON SE 41,168 369
Evonik Industries AG 10,830 231
Fresenius Medical Care AG & Co. 9,536 352
Fresenius SE & Co. KGaA 15,112 386
GEA Group AG 3,731 139
Hannover Rueck SE 2,342 331
HeidelbergCement AG 8,332 422
HelloFresh SE(Æ) 4,445 122
Henkel AG & Co. KGaA 1,721 108
Infineon Technologies AG - ADR 9,586 260
KION Group AG 3,039 138
Knorr-Bremse AG 887 53
LEG Immobilien SE 1,409 128
Mercedes-Benz Group AG 11,466 671
Merck & Co., Inc. 1,224 232
MTU Aero Engines AG 583 112
Muenchener Rueckversicherungs-
Gesellschaft AG 1,790 405
Newmont Mining Corp. 2,142 142
Puma SE 1,786 120
Rational AG 84 58
Rheinmetall AG 1,296 237
RWE AG 8,002 330
SAP SE - ADR 11,461 1,062
Siemens AG 8,039 893
Siemens Healthineers AG(Þ) 6,654 340
Symrise AG 2,247 261
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Internet AG 6,533 172
Vonovia SE 9,396 312
16,249
Hong Kong - 2.0%
AIA Group, Ltd. 165,337 1,668
CK Asset Holdings, Ltd. 57,330 406
CK Infrastructure Holdings, Ltd. 55,500 348
Hang Lung Properties, Ltd. - ADR 31,068 57
Hang Seng Bank, Ltd. 28,296 457
Henderson Land Development Co., Ltd. 40,998 143
HKT Trust & HKT, Ltd. 105,075 147
Hong Kong & China Gas Co., Ltd. 62,136 66
Hong Kong Exchanges & Clearing, Ltd. 11,916 547
Jardine Matheson Holdings, Ltd. 2,600 138
Melco Crown Entertainment, Ltd.(Æ)(Š) 8,400 14
New World Development Co., Ltd. 43,332 145
Power Assets Holdings, Ltd. 34,179 224
Sino Land Co., Ltd. 109,774 163
Sun Hung Kai Properties, Ltd. 31,071 372
Swire Pacific, Ltd. Class A 21,316 122
Swire Properties, Ltd. 33,231 79
Techtronic Industries Co., Ltd. 8,848 99
WH Group, Ltd.(Þ) 469,438 356
Xinyi Glass Holdings, Ltd. 76,000 150
5,701
Ireland - 0.5%
CRH PLC 14,728 565
James Hardie Industries PLC 5,825 144
Kerry Group PLC Class A 912 96
Kingspan Group PLC 4,656 302
Smurfit Kappa Group PLC 9,688 352
1,459
Israel - 1.1%
Azrieli Group, Ltd. 770 62
Bank Hapoalim BM 44,004 413
Bank Leumi Le-Israel BM 58,326 570
Check Point Software Technologies, Ltd.
(Æ) 4,028 502
Elbit Systems, Ltd. 841 194
ICL Group, Ltd. 32,104 292
Israel Discount Bank, Ltd. Class A 46,648 266
Mizrahi Tefahot Bank, Ltd. 5,654 211
Nice, Ltd.(Æ) 1,507 315
Tower Semiconductor Ltd.(Æ) 3,304 156
ZIM Integrated Shipping Services, Ltd. 5,677 283
3,264
Italy - 1.3%
Assicurazioni Generali SpA 31,943 479
Atlantia SpA 8,479 196
DiaSorin SpA 250 35
Enel SpA 54,747 277
Eni SpA - ADR 63,586 764
Intesa Sanpaolo SpA 161,979 289
Mediobanca Banca di Credito
Finanziario SpA 14,649 126
Moncler SpA 5,240 263

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 461
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Poste Italiane SpA(Þ) 19,693 166
Recordati SpA 3,996 177
Snam Rete Gas SpA 52,212 262
Telecom Italia SpA(Æ) 650,149 145
Terna Rete Elettrica Nazionale SpA 36,634 281
UniCredit SpA 25,356 251
3,711
Japan - 19.2%
Advantest Corp. 2,500 148
Aisin Seiki Co., Ltd. 5,600 166
Ajinomoto Co., Inc. 6,500 171
Asahi Glass Co., Ltd. 6,500 237
Asahi Group Holdings, Ltd. 7,200 250
Asahi Kasei Corp. 38,500 310
Astellas Pharma, Inc. 44,700 701
Bandai Namco Holdings, Inc. 5,600 438
Bridgestone Corp. 3,300 129
Brother Industries, Ltd. 18,400 344
Canon, Inc. 41,200 975
Capcom Co., Ltd. - GDR 4,000 111
Chiba Bank, Ltd. (The) 29,600 163
Chugai Pharmaceutical Co., Ltd. 13,300 374
CyberAgent, Inc. 13,600 136
Dai Nippon Printing Co., Ltd. 4,300 95
Daifuku Co., Ltd. 2,300 147
Dai-ichi Life Holdings, Inc. 22,400 388
Daiichi Sankyo Co., Ltd. 18,500 490
Daikin Industries, Ltd. 1,700 299
Daito Trust Construction Co., Ltd. 4,200 398
Daiwa House Industry Co., Ltd. 15,700 390
Daiwa House REIT Investment Corp.(ö) 25 60
Daiwa Securities Group, Inc. 46,300 214
Denso Corp. 1,800 99
Dentsu, Inc. 11,200 392
Disco Corp. 500 122
Eisai Co., Ltd. 2,800 128
ENEOS Holdings, Inc. 106,300 410
Fast Retailing Co., Ltd. 500 303
Fuji Electric Co., Ltd. 3,900 176
FUJIFILM Holdings Corp. 8,300 474
Fujitsu, Ltd. 1,800 252
GLP J-REIT(ö) 47 62
Hakuhodo DY Holdings, Inc. 8,700 90
Hamamatsu Photonics KK 3,600 163
Hirose Electric Co., Ltd. 900 129
Hitachi, Ltd. 9,300 472
Honda Motor Co., Ltd. 33,800 866
Hoya Corp. 3,700 372
Hulic Co., Ltd. 10,000 80
Ibiden Co., Ltd. 2,200 65
Idemitsu Kosan Co., Ltd. 12,900 335
Iida Group Holdings Co., Ltd. 7,400 121
Inpex Corp. 51,800 593
Isuzu Motors, Ltd. 33,100 364
ITOCHU Corp. 32,800 957
Itochu Techno-Solutions Corp. 2,300 62
Japan Exchange Group, Inc. 16,700 266
Japan Post Bank Co., Ltd. Class A 7,800 62
Japan Post Holdings Co., Ltd. 50,300 361
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Post Insurance Co., Ltd. Class A 5,300 85
Japan Real Estate Investment Corp.(ö) 23 111
Japan Retail Fund Investment Corp.(ö) 70 57
Japan Tobacco, Inc. 32,200 577
JFE Holdings, Inc. 29,300 328
JSR Corp. 2,700 75
Kajima Corp. 27,800 318
Kakaku.com, Inc. 3,600 70
Kansai Electric Power Co., Inc. (The) 31,100 315
Kao Corp. 6,900 301
KDDI Corp. 24,400 786
Keyence Corp. 1,100 437
Kikkoman Corp. 4,000 237
Kirin Holdings Co., Ltd. 8,900 146
Kobayashi Pharmaceutical Co., Ltd. 900 60
Komatsu, Ltd. 3,900 89
Konami Holdings Corp. 3,800 224
Kubota Corp. 7,400 123
Kurita Water Industries, Ltd. 2,100 85
Kyocera Corp. 5,100 284
Lasertec Corp. 1,200 175
LIXIL Group Corp. 10,000 207
M3, Inc. 5,300 186
Marubeni Corp. 54,000 503
Mazda Motor Corp. 25,200 212
McDonald's Holdings Co. Japan, Ltd. 1,500 56
MEIJI Holdings Co., Ltd. 3,000 157
Minebea Co., Ltd. 2,600 47
MISUMI Group, Inc. 11,700 292
Mitsubishi Chemical Holdings Corp. 41,600 234
Mitsubishi Corp. 29,400 875
Mitsubishi Electric Corp. 48,500 515
Mitsubishi Estate Co., Ltd. 13,900 207
Mitsubishi Heavy Industries, Ltd. 10,200 379
Mitsubishi UFJ Financial Group, Inc. 184,600 1,041
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 33,500 162
Mitsui & Co., Ltd. 33,300 732
Mitsui Chemicals, Inc. 7,000 148
Mitsui Fudosan Co., Ltd. 13,700 307
Mitsui OSK Lines, Ltd. 14,600 401
Mizuho Financial Group, Inc. 34,400 409
MonotaRO Co., Ltd. 7,200 129
MS&AD Insurance Group Holdings, Inc. 10,500 340
Murata Manufacturing Co., Ltd. 4,600 269
NEC Corp. 16,200 599
Nexon Co., Ltd. 11,500 261
NGK Insulators, Ltd. 10,500 154
Nihon M&A Center, Inc. 8,800 118
Nintendo Co., Ltd. 1,400 629
Nippon Building Fund, Inc.(ö) 10 53
Nippon Shinyaku Co., Ltd. 1,200 74
Nippon Steel Corp. 23,300 346
Nippon Telegraph & Telephone Corp. 28,618 818
Nippon Yusen 5,400 425
Nissan Chemical Industries, Ltd. 4,800 246
Nissan Motor Co., Ltd. 65,800 250
Nissin Foods Holdings Co., Ltd. 2,400 174
Nitori Holdings Co., Ltd. 1,700 179
Nitto Denko Corp. 3,600 232

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
462 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nomura Holdings, Inc. 33,600 129
Nomura Real Estate Holdings, Inc. 8,900 216
Nomura Real Estate Master Fund, Inc.
(Æ)(ö) 59 74
Nomura Research Institute, Ltd. 4,200 126
NTT Data Corp. 13,500 204
Obayashi Corp. 39,500 291
Obic Co., Ltd. 800 128
Oji Holdings Corp. 44,800 187
Olympus Corp. 11,800 250
Omron Corp. 2,500 140
Ono Pharmaceutical Co., Ltd. 13,800 387
Oriental Land Co., Ltd. 1,800 272
ORIX Corp. 30,100 534
Osaka Gas Co., Ltd. 5,400 97
Otsuka Corp. 1,100 34
Otsuka Holdings Co., Ltd. 12,200 436
Panasonic Holdings Corp. 42,300 350
Persol Holdings Co., Ltd. 7,800 162
Recruit Holdings Co., Ltd. 23,600 886
Renesas Electronics Corp.(Æ) 7,500 72
Resona Holdings, Inc. 53,900 209
Ricoh Co., Ltd. 25,800 207
SBI Holdings, Inc. 8,600 174
SCSK Corp. 3,300 58
Secom Co., Ltd. 3,300 221
Seiko Epson Corp. 19,100 286
Sekisui Chemical Co., Ltd. 25,200 354
Sekisui House, Ltd. 26,400 469
Seven & i Holdings Co., Ltd. 9,900 404
Shimadzu Corp. 6,400 227
Shimano, Inc. 1,400 237
Shimizu Corp. 37,800 215
Shin-Etsu Chemical Co., Ltd. 2,900 372
Shionogi & Co., Ltd. 3,900 200
Shiseido Co., Ltd. 1,200 49
SMC Corp. 200 99
SoftBank Group Corp. 37,400 650
Sompo Japan Nipponkoa Holdings, Inc. 9,700 432
Sony Group Corp. 12,000 1,027
Square Enix Holdings Co., Ltd. 1,200 56
Start Today Co., Ltd. 4,000 87
Subaru Corp. 14,692 257
Sumitomo Chemical Co., Ltd. 59,200 233
Sumitomo Corp. 39,500 555
Sumitomo Electric Industries, Ltd. 28,400 316
Sumitomo Metal Mining Co., Ltd. 9,500 302
Sumitomo Mitsui Financial Group, Inc. 18,100 567
Sumitomo Mitsui Trust Holdings, Inc. 11,800 387
Suntory Beverage & Food, Ltd. 5,000 197
Suzuki Motor Corp. 6,800 222
Sysmex Corp. 3,200 225
T&D Holdings, Inc. 16,300 183
Taisei Corp. 8,521 272
Takeda Pharmaceutical Co., Ltd. 19,966 587
Terumo Corp. 9,500 325
TIS, Inc. 4,300 121
Tobu Railway Co., Ltd. 2,500 59
Toho Co., Ltd. 3,200 127
Tokio Marine Holdings, Inc. 13,800 805
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tokyo Electron, Ltd. 1,200 416
Tokyo Gas Co., Ltd. 13,600 267
Toppan Printing Co., Ltd. 10,900 185
Toray Industries, Inc. 50,700 279
Tosoh Corp. 17,000 221
TOTO, Ltd. 3,400 116
Toyota Industries Corp. 2,700 164
Toyota Motor Corp. 174,900 2,830
Toyota Tsusho Corp. 9,100 311
Trend Micro, Inc. 5,900 343
Unicharm Corp. 8,400 305
USS Co., Ltd. 7,700 151
Welcia Holdings Co., Ltd. 2,100 47
Yakult Honsha Co., Ltd. 5,500 335
Yamaha Corp. 2,000 85
Yamaha Motor Co., Ltd. 12,100 234
55,196
Jordan - 0.1%
Hikma Pharmaceuticals PLC 12,492 263
Luxembourg - 0.3%
ArcelorMittal SA(Æ) 25,445 625
Tenaris SA 13,162 185
810
Netherlands - 5.3%
ABN AMRO Bank NV(Þ) 11,031 113
Adyen NV(Æ)(Þ) 234 422
Aegon NV 62,824 276
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 3,276 147
Akzo Nobel NV 1,885 127
Argenx SE(Æ) 301 110
ASM International NV 990 305
ASML Holding NV 5,982 3,434
Euronext NV(Þ) 782 64
Exor NV 2,251 159
Ferrari NV 2,158 458
Heineken Holding NV 3,315 262
Heineken NV 876 86
IMCD NV 691 111
ING Groep NV 37,193 361
Koninklijke Ahold Delhaize NV 38,076 1,048
Koninklijke DSM NV 2,164 347
Koninklijke KPN NV 73,973 244
Koninklijke Philips NV 27,418 569
NN Group NV 9,313 437
OCI NV 1,814 63
Qiagen NV(Æ) 3,475 174
Randstad NV 7,839 397
Shell PLC 142,799 3,815
Stellantis NV 53,791 773
Universal Music Group NV 8,236 187
Wolters Kluwer NV 6,333 688
15,177
New Zealand - 0.2%
Fisher & Paykel Healthcare Corp., Ltd. 12,552 168
Mercury NZ, Ltd. 23,501 90

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 463
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Spark New Zealand, Ltd. 78,590 253
511
Norway - 1.1%
Aker ASA(Æ)(Š) 6,533 226
Det Norske Oljeselskap ASA 3,848 133
DNB Bank ASA 14,051 276
Equinor ASA 17,147 660
Gjensidige Forsikring ASA 17,309 361
Kongsberg Gruppen ASA 1,645 60
Mowi ASA 18,421 425
Norsk Hydro ASA 44,634 301
Orkla ASA 14,082 121
Salmar ASA Class A 2,270 162
Telenor ASA 13,794 167
Yara International ASA 7,220 307
3,199
Portugal - 0.2%
EDP Renovaveis SA 4,097 106
Energias de Portugal SA 11,827 60
Galp Energia SGPS SA Class B 9,340 99
Jeronimo Martins SGPS SA 12,752 295
560
Singapore - 1.3%
Capitaland Investment, Ltd. 43,500 124
CapitaLand Mall Trust Class A(ö) 105,028 166
City Developments, Ltd. 10,800 61
DBS Group Holdings, Ltd. 40,097 915
Keppel Corp., Ltd. - ADR 70,500 352
Oversea-Chinese Banking Corp., Ltd. 67,279 570
Singapore Airlines, Ltd.(Æ) 18,400 73
Singapore Exchange, Ltd. 18,000 129
Singapore Technologies Engineering,
Ltd. 61,100 178
Singapore Telecommunications, Ltd. 111,500 211
United Overseas Bank, Ltd. 36,400 728
UOL Group, Ltd. 28,000 151
Venture Corp., Ltd. 9,800 125
3,783
Spain - 1.8%
Acciona SA 623 128
ACS Actividades de Construccion y
Servicios SA 13,490 324
Banco Bilbao Vizcaya Argentaria SA
- ADR 118,990 541
Banco Santander SA - ADR 222,975 559
CaixaBank SA 69,645 209
Enagas SA 12,230 242
Endesa SA - ADR 6,685 122
Ferrovial SA 2,653 71
Grifols SA(Æ) 3,956 58
Iberdrola SA 61,766 658
Industria de Diseno Textil SA 15,448 375
Naturgy Energy Group SA 5,194 153
Red Electrica Corp. SA 15,158 298
Repsol SA - ADR 59,424 740
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Telefonica SA - ADR 155,799 696
5,174
Sweden - 3.7%
AB Electrolux(Æ) 11,330 164
Assa Abloy AB Class B 20,696 489
Atlas Copco AB(Æ) 39,208 458
Boliden AB(Æ) 18,892 630
Embracer Group AB(Æ) 6,568 50
Epiroc AB Class A 19,028 338
Equities AB 13,697 375
Essity Aktiebolag Class B 6,073 154
Evolution Gaming Group AB(Þ) 3,266 318
Getinge AB Class B 9,021 204
Hennes & Mauritz AB Class B 6,242 80
Hexagon AB(Æ) 49,235 582
Holmen AB Class B 1,138 47
Husqvarna AB Class B 12,357 99
Industrivarden AB Class C 3,554 92
Indutrade AB 7,191 169
Investor AB Class A 6,057 124
Investor AB Class B 79 , 826 1,497
Kinnevik AB Class B(Æ) 14,162 257
L E Lundbergforetagen AB Class B 1,904 90
Lifco AB(Æ) 2,732 53
Lundin Petroleum AB 6,870 8
Nibe Industrier AB Class B 13,837 139
Sandvik AB 15,245 281
Securitas AB Class B 16,109 164
Sinch AB(Æ)(Þ) 14,370 36
Skandinaviska Enskilda Banken AB
Class A 35,504 386
Skanska AB Class B 16,960 289
SKF AB Class B 13,317 225
Svenska Cellulosa AB SCA Class B 9,497 139
Svenska Handelsbanken AB Class A 32,602 294
Swedbank AB Class A 22,354 310
Swedish Match AB 28,349 297
Swedish Orphan Biovitrum AB Class
B(Æ) 4,456 98
Tele2 AB Class B 9,922 113
Telefonaktiebolaget LM Ericsson Class B 134,819 1,023
Telia Co. AB 22,636 84
Volvo AB Class B 16,658 299
Volvo Car AB Class B(Æ)(Ñ) 26,961 201
10,656
Switzerland - 8.6%
ABB, Ltd. 5,953 181
Adecco Group AG 7,998 283
Alcon, Inc. 4,697 369
Bachem Holding AG 760 51
Baloise Holding AG 1,977 315
Barry Callebaut AG 52 115
Chocoladefabriken Lindt & Spruengli
AG 18 408
Cie Financiere Richemont SA Class A 3,353 406
Coca-Cola HBC AG - ADR(Æ) 9,318 229
Credit Suisse Group AG Class A 38,677 226
EMS-Chemie Holding AG 171 136

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
464 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Geberit AG 715 377
Givaudan SA 47 165
Julius Baer Group, Ltd. 2,897 150
Kuehne & Nagel International AG 1,253 337
LafargeHolcim, Ltd.(Æ) 12,481 585
Logitech International SA 3,062 172
Lonza Group AG 852 519
Nestle SA 44,739 5,495
Novartis AG 34,718 2,984
Partners Group Holding AG 665 724
Roche Holding AG 12,335 4,143
Schindler Holding AG 1,410 274
SGS SA 110 269
Sika AG 1,408 348
Sonova Holding AG 1,290 465
STMicroelectronics NV 12,268 467
Straumann Holding AG 1,777 241
Swatch Group AG (The) Class B 1,979 529
Swiss Life Holding AG 778 413
Swiss Prime Site AG Class A 1,903 173
Swiss Re AG 4,208 317
Swisscom AG 986 533
Temenos AG 686 54
UBS Group AG 56,454 925
VAT Group AG(Þ) 716 208
Vifor Pharman AG 656 115
Zurich Insurance Group AG 2,680 1,170
24,871
Taiwan - 0.1%
SEA, Ltd. - ADR(Æ) 2,210 169
United Kingdom - 11.6%
3i Group PLC 49,205 763
Admiral Group PLC 7,516 176
Anglo American PLC 33,792 1,221
Ashtead Group PLC 7,451 420
Associated British Foods PLC 22,637 463
AstraZeneca PLC 24,113 3,169
Auto Trader Group PLC(Þ) 43,011 332
AVEVA Group PLC 1,641 47
Aviva PLC 90,553 439
BAE Systems PLC 65,631 617
Barclays PLC 196,916 379
Barratt Developments PLC 47,328 290
Berkeley Group Holdings PLC 6,298 326
BP PLC 237,525 1,163
British American Tobacco PLC 34,460 1,354
BT Group PLC 244,997 484
Bunzl PLC 7,962 299
Burberry Group PLC 4,928 108
CK Hutchison Holdings, Ltd. Class B 79,758 530
CNH Industrial NV 16,487 212
Compass Group PLC 35,574 835
Croda International PLC(Æ) 4,516 412
Diageo PLC 44,564 2,117
Experian PLC 13,686 480
Ferguson PLC 5,399 680
GVC Holdings PLC(Æ) 7,130 105
Haleon PLC(Æ) 88,103 313
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Halma PLC 15,698 442
Hargreaves Lansdown PLC 16,120 167
HSBC Holdings PLC 329,722 2,068
Imperial Tobacco Group PLC 24,644 542
Informa PLC 20,911 152
InterContinental Hotels Group PLC(Æ) 2,339 139
Intertek Group PLC 2,136 114
J Sainsbury PLC 99,207 268
JD Sports Fashion PLC(Æ) 39,145 62
Johnson Matthey PLC 3,417 89
Kingfisher PLC 118,558 376
Land Securities Group PLC(ö) 12,399 111
Legal & General Group PLC 91,709 293
Lloyds Banking Group PLC 786,956 436
London Stock Exchange Group PLC 3,148 307
M&G PLC 65,570 171
National Grid PLC 40,892 564
NatWest Group PLC 174,781 531
Next PLC 1,686 140
Pearson PLC 19,974 184
Persimmon PLC Class A 13,350 307
Prudential PLC 21,627 267
RELX PLC 26,309 779
Rio Tinto PLC 26,692 1,607
Sage Group PLC (The) 26,539 229
Schroders PLC 2,156 78
Scottish & Southern Energy PLC 15,132 326
Segro PLC(ö) 23,554 316
Severn Trent PLC Class H 6,843 246
Smith & Nephew PLC 30,115 386
Smiths Group PLC 2,981 56
Spirax-Sarco Engineering PLC 2,063 301
St. James's Place PLC 7,897 119
Standard Chartered PLC 39,170 270
Taylor Wimpey PLC 169,938 264
Tesco PLC 243,880 781
Unilever PLC 22,988 1,120
United Utilities Group PLC 18,390 244
Vodafone Group PLC 460,301 679
Wausau Paper Corp. 9,441 102
33,367
United States - 0.5%
GSK Finance No. 3 PLC 70,482 1,485
Total Common Stocks
(cost $242,766) 274,562
Preferred Stocks - 0.6%
Germany - 0.6%
Henkel AG & Co. KGaA
2.810% (Ÿ) 7,315 466
Porsche Automobil Holding SE
3.892% (Ÿ) 8,794 633
Sartorius AG
0.294% (Ÿ) 261 116
Volkswagen AG
5.348% (Ÿ) 4,135 581
1,796

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 465
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Preferred Stocks
(cost $1,799) 1,796
Warrants and Rights - 0.0%
Australia - 0.0%
Australia & New Zealand Banking
Group, Ltd.(Æ)
2022 Rights 3,194 9
Total Warrants and Rights
(cost $—) 9
Short-Term Investments - 2.3%
United States - 2.3%
U.S. Cash Management Fund(@) 6,548,031 (∞) 6,545
Total Short-Term Investments
(cost $6,545) 6,545
Other Securities - 0.6%
U.S. Cash Collateral Fund(@)(×) 1,554,970 (∞) 1,555
Total Other Securities
(cost $1,555) 1,555
Total Investments - 98.9%
(identified cost $252,665) 284,467
Other Assets and Liabilities, Net
- 1.1%
3,299
Net Assets - 100.0%
287,766

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
466 Multifactor International Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.1%
ABN AMRO Bank NV 06/06/22 EUR 11,031 11 .68 129
113
Adyen NV 03/11/22 EUR 234 1,614 .36 378
422
Amundi SA 01/10/17 EUR 2,267 54 .41 123
123
Auto Trader Group PLC 12/11/20 GBP 43,011 8 .40 361
332
Covestro AG 06/14/21 EUR 10,957 56 .79 622
372
Euronext NV 06/06/22 EUR 782 83 .69 65
64
Evolution Gaming Group AB 11/24/20 SEK 3,266 105 .46 344
318
Hydro One, Ltd. 06/19/20 CAD 4,306 18 .71 81
120
La Francaise des Jeux SAEM 06/14/21 EUR 2,762 47 .63 132
99
Poste Italiane SpA 07/20/16 EUR 19,693 6 .68 132
166
Siemens Healthineers AG 02/04/22 EUR 6,654 55 .78 371
340
Sinch AB 06/14/21 SEK 14,370 18 .93 272
36
VAT Group AG 02/04/22 CHF 716 372 .34 267
208
WH Group, Ltd. 03/18/20 HKD 469,438 0 .92 431
356
Worldline SA 03/11/22 EUR 1,419 44 .60 63 63
3,132
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 109 EUR 4,035 09/22
237
FTSE 100 Index Futures 2 GBP 148 09/22
6
Hang Seng Index Futures 2 HKD 2,009 08/22
(10)
MSCI Emerging Markets Index Futures 42 USD 2,097 09/22
(11)
MSCI Singapore Index Futures 3 SGD 88 08/22
1
S&P 500 E-Mini Index Futures 1 USD 207 09/22
19
S&P/TSX 60 Index Futures 8 CAD 1,899 09/22
(37)
SPI 200 Index Futures 1 AUD 172 09/22 6
Short Positions
TOPIX Index Futures 1 JPY 19,375 09/22 —
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 211
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC USD 1,200 AUD 1,662 09/21/22 (38)
HSBC USD 801 CAD 1,005 09/21/22 (16)
HSBC USD 1,665 EUR 1,542 09/21/22 (84)
HSBC USD 357 GBP 284 09/21/22 (10)
HSBC USD 59 HKD 463 09/21/22 —
HSBC USD 43 NZD 67 09/21/22 (1)
HSBC CHF 77 USD 80 09/21/22 (2)
HSBC JPY 5,060 USD 38 09/21/22 —

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 467
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC NOK 1,107 USD 117 09/21/22 3
HSBC SEK 8,065 USD 827 09/21/22 32
JPMorgan Chase USD 1,201 AUD 1,662 09/21/22 (38)
JPMorgan Chase USD 802 CAD 1,005 09/21/22 (17)
JPMorgan Chase USD 1,666 EUR 1,542 09/21/22 (84)
JPMorgan Chase USD 357 GBP 284 09/21/22 (11)
JPMorgan Chase USD 59 HKD 463 09/21/22 —
JPMorgan Chase USD 43 NZD 67 09/21/22 (1)
JPMorgan Chase CHF 77 USD 80 09/21/22 (2)
JPMorgan Chase JPY 5,060 USD 38 09/21/22 —
JPMorgan Chase NOK 1,107 USD 118 09/21/22 3
JPMorgan Chase SEK 8,065 USD 828 09/21/22 32
Royal Bank of Canada USD 69 AUD 100 09/21/22 1
Royal Bank of Canada USD 1,199 AUD 1,662 09/21/22 (37)
Royal Bank of Canada USD 802 CAD 1,005 09/21/22 (17)
Royal Bank of Canada USD 1,665 EUR 1,542 09/21/22 (83)
Royal Bank of Canada USD 191 GBP 155 09/21/22 (2)
Royal Bank of Canada USD 357 GBP 284 09/21/22 (10)
Royal Bank of Canada USD 59 HKD 463 09/21/22 —
Royal Bank of Canada USD 43 NZD 67 09/21/22 (1)
Royal Bank of Canada AUD 4,000 USD 2,760 09/21/22 (37)
Royal Bank of Canada CAD 62 USD 48 09/21/22 —
Royal Bank of Canada CHF 77 USD 79 09/21/22 (2)
Royal Bank of Canada EUR 923 USD 982 09/21/22 35
Royal Bank of Canada JPY 5,060 USD 38 09/21/22 —
Royal Bank of Canada JPY 20,487 USD 151 09/21/22 (3)
Royal Bank of Canada NOK 1,107 USD 117 09/21/22 3
Royal Bank of Canada SEK 8,065 USD 828 09/21/22 32
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (355)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ 85 $ 19,510 $ —
$ —
$ 19,595
Austria — 1,263 —
—
1,263
Belgium — 1,640 —
—
1,640
Canada 30,920 — —
—
30,920
Chile — 113 —
—
113
China — 977 —
—
977
Denmark — 6,837 —
—
6,837
Finland — 3,297 —
—
3,297
France — 24,315 —
—
24,315
Germany — 16,249 —
—
16,249
Hong Kong — 5,687 14
—
5,701
Ireland — 1,459 —
—
1,459

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
468 Multifactor International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Israel 785 2,479 —
—
3,264
Italy — 3,711 —
—
3,711
Japan — 55,196 —
—
55,196
Jordan — 263 —
—
263
Luxembourg — 810 —
—
810
Netherlands 147 15,030 —
—
15,177
New Zealand — 511 —
—
511
Norway — 2,973 226
—
3,199
Portugal — 560 —
—
560
Singapore — 3,783 —
—
3,783
Spain — 5,174 —
—
5,174
Sweden — 10,656 —
—
10,656
Switzerland — 24,871 —
—
24,871
Taiwan 169 — —
—
169
United Kingdom 313 33,054 —
—
33,367
United States — 1,485 —
—
1,485
Preferred Stocks — 1,796 — — 1,796
Warrants and Rights 9 — — — 9
Short-Term Investments — — — 6,545 6,545
Other Securities — — — 1,555 1,555
Total Investments 32,428 243,699 240 8,100 284,467
Other Financial Instruments
Assets
Futures Contracts 269 — — — 269
Foreign Currency Exchange Contracts — 141 — — 141
Liabilities
Futures Contracts (58) — — — (58)
Foreign Currency Exchange Contracts — (496) — — (496)
Total Other Financial Instruments
*
$ 211 $ (355) $ — $ — $ (144)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2022, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2022, were less than 1% of net assets.

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 469
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
35,218
Consumer Staples ...................................................................
17,347
Energy ....................................................................................
16,546
Financial Services ...................................................................
64,620
Health Care .............................................................................
31,500
Materials and Processing ........................................................
31,942
Producer Durables ..................................................................
38,165
Technology ..............................................................................
19,983
Utilities ...................................................................................
19,241
Preferred Stocks
Consumer Discretionary ..........................................................
1,214
Consumer Staples ...................................................................
466
Technology ..............................................................................
116
Warrants and Rights ....................................................................
9
Short-Term Investments ................................................................
6,545
Other Securities ...........................................................................
1,555
Total Investments .................................................................... 284,467

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
470 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 94.6%
Corporate Bonds and Notes - 21.4%
American Tower Corp.
5.000% due 02/15/24 130 132
AT&T, Inc.
1.700% due 03/25/26 138 129
Aviation Capital Group LLC
4.375% due 01/30/24 (Þ) 171 168
Berkshire Hathaway Energy Co.
5.150% due 11/15/43 147 155
Boardwalk Pipelines, LP
3.400% due 02/15/31 137 121
Capital One Financial Corp.
3.650% due 05/11/27 136 131
Celanese US Holdings LLC
1.400% due 08/05/26 198 169
CH Robinson Worldwide, Inc.
4.200% due 04/15/28 145 144
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
6.834% due 10/23/55 99 103
Cheniere Corpus Christi Holdings LLC
Series WI
5.875% due 03/31/25 130 134
Chevron Corp.
1.554% due 05/11/25 140 135
Citigroup, Inc.
6.625% due 06/15/32 109 123
Coca-Cola Co. (The)
1.125% due 03/09/27 119 120
Coterra Energy, Inc.
4.375% due 06/01/24 (Þ) 174 174
CubeSmart , LP
4.000% due 11/15/25 148 147
DH Europe Finance II SARL
0.450% due 03/18/28 111 105
DR Horton, Inc.
2.500% due 10/15/24 137 133
Edison International
5.750% due 06/15/27 167 175
Enbridge Energy Partners, LP
5.875% due 10/15/25 87 91
Enterprise Products Operating LLC
3.700% due 02/15/26 179 178
GLP Capital, LP / GLP Financing II, Inc.
5.300% due 01/15/29 149 147
Huntington Bancshares, Inc.
2.625% due 08/06/24 137 134
International Business Machines Corp.
3.625% due 02/12/24 132 133
Kellogg Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 04/01/26 43 43
McDonald's Corp.
4.700% due 12/09/35 156 164
Microsoft Corp.
3.500% due 02/12/35 96 97
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 161 147
Nestle Holdings, Inc.
0.606% due 09/14/24 (Þ) 144 136
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 91 91
Office Properties Income Trust
2.650% due 06/15/26 195 163
Oracle Corp.
3.950% due 03/25/51 136 105
Otis Worldwide Corp.
Series WI
2.056% due 04/05/25 140 134
PepsiCo, Inc.
3.500% due 07/17/25 148 150
Prospect Capital Corp.
3.437% due 10/15/28 222 175
Prudential Financial, Inc.
3.700% due 10/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.035%) (Ê) 202 176
Republic Services, Inc.
2.500% due 08/15/24 136 133
Santander Holdings USA, Inc.
Series FXD
3.500% due 06/07/24 158 156
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%) (Ê) 201 170
Sherwin-Williams Co. (The)
3.125% due 06/01/24 135 134
Sixth Street Specialty Lending, Inc.
3.875% due 11/01/24 151 146
Synchrony Financial
3.700% due 08/04/26 157 149
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/28 127 141
Thermo Fisher Scientific, Inc.
0.750% due 09/12/24 126 128
Time Warner Cable LLC
7.300% due 07/01/38 117 127
T-Mobile USA, Inc.
Series WI
3.500% due 04/15/25 139 137
United Parcel Service, Inc.
3.900% due 04/01/25 176 178

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 471
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Walt Disney Co. (The)
1.750% due 08/30/24 139 135
6,496
International Debt - 20.4%
ABJA Investment Co. Pte , Ltd.
5.450% due 01/24/28 200 194
ABN AMRO Bank NV
3.324% due 03/13/37 (Þ) 200 161
AIB Group PLC
4.263% due 04/10/25 (USD 3 Month
LIBOR + 1.874%) (Þ)(Ê) 170 167
Altria Group, Inc.
3.125% due 06/15/31 EUR 88 84
AP Moller - Maersk A/S
3.875% due 09/28/25 (Þ) 137 137
Bank of Nova Scotia (The)
1.300% due 06/11/25 143 134
Barclays PLC
5.250% due 08/17/45 106 103
BAT Capital Corp.
Series WI
3.557% due 08/15/27 181 169
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 139 137
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 175 175
Bell Canada
Series US-3
0.750% due 03/17/24 144 138
BNP Paribas SA
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate + 1.483%) (Þ)(Ê) 181 170
Bocom Leasing Management Hong Kong
Co., Ltd.
4.375% due 01/22/24 200 202
Brookfield Finance, Inc.
4.350% due 04/15/30 174 170
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 142 141
Canadian National Railway Co.
2.750% due 03/01/26 141 138
Comcast Corp.
0.250% due 05/20/27 EUR 103 98
Danaher Corp.
2.500% due 03/30/30 EUR 164 173
Danone SA
2.589% due 11/02/23 (Þ) 151 149
Danske Bank A/S
1.226% due 06/22/24 (Þ) 147 139
Deutsche Bank AG
2.222% due 09/18/24 (SOFR +
2.159%) (Ê) 144 139
2.129% due 11/24/26 190 170
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Digital Euro Finco LLC
2.625% due 04/15/24 EUR 116 119
Falabella SA
3.375% due 01/15/32 (Þ) 205 171
Honeywell International, Inc.
2.250% due 02/22/28 EUR 100 104
HSBC Holdings PLC
1.162% due 11/22/24 (SOFR +
0.580%) (Ê) 176 169
International Bank for Reconstruction &
Development
3.000% due 10/19/26 AUD 50 34
Marubeni Corp.
1.319% due 09/18/25 206 189
Meituan
2.125% due 10/28/25 (Þ) 189 167
Mitsubishi UFJ Financial Group, Inc.
3.407% due 03/07/24 134 133
Panasonic Corp.
2.679% due 07/19/24 (Þ) 153 149
Philip Morris International, Inc.
2.750% due 03/19/25 EUR 111 114
Prosus NV
4.987% due 01/19/52 (Þ) 224 174
Southern Copper Corp.
7.500% due 07/27/35 137 163
Standard Chartered PLC
4.300% due 02/19/27 (Þ) 131 128
SURA Asset Management SA
4.375% due 04/11/27 (Þ) 180 168
Series REGS
4.875% due 04/17/24 157 157
Sysco Canada, Inc.
3.650% due 04/25/25 CAD 239 184
Verizon Communications, Inc.
4.500% due 08/17/27 AUD 200 139
Walmart, Inc.
4.875% due 09/21/29 EUR 73 90
Wells Fargo & Co.
2.125% due 12/20/23 GBP 91 109
Woori Bank
4.750% due 04/30/24 (Þ) 90 91
Zurich Finance (Ireland) Designated
Activity Co.
3.000% due 04/19/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.777%) (Ê) 209 171
6,211
Non-US Bonds - 40.4%
Alimentation Couche-Tard, Inc.
Series 5
3.600% due 06/02/25 CAD 244 187
Anheuser-Busch InBev SA
9.750% due 07/30/24 GBP 119 163

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
472 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Assicurazioni Generali SpA
5.500% due 10/27/47 (3 Month
EURIBOR + 5.350%) (Ê) EUR 91 98
Australia Government International
Bond
Series 142
4.250% due 04/21/26 AUD 120 88
Series 159
0.250% due 11/21/24 AUD 230 152
Series 162
1.750% due 06/21/51 AUD 40 19
Bank of Montreal
2.370% due 02/03/25 CAD 179 134
Becton Dickinson and Co.
1.208% due 06/04/26 EUR 124 124
Brookfield Asset Management, Inc.
5.040% due 03/08/24 CAD 228 180
Bundesobligation Bonds
Series 181
0.000% due 04/11/25 EUR 100 101
Bundesrepublik Deutschland
1.309% due 08/15/31 EUR 120 115
0.000% due 08/15/50 EUR 127 97
Caisse d'Amortissement de la Dette
Sociale
0.125% due 12/15/25 GBP 100 113
Canada Government International Bond
2.000% due 06/01/32 CAD 500 370
Commerzbank AG
0.625% due 08/28/24 EUR 123 123
Credit Agricole SA
1.000% due 04/22/26 (3 Month
EURIBOR + 1.250%) (Ê) EUR 100 99
2.000% due 07/17/30 EUR 100 90
Czech Republic Government
International Bond
Series 100
0.250% due 02/10/27 CZK 2,900 97
Denmark Government International
Bond
Series 10Y
1.477% due 11/15/31 DKK 350 43
Deutsche Bank AG
2.625% due 02/12/26 EUR 100 101
Deutsche Telekom International Finance
BV
0.625% due 12/13/24 EUR 123 124
Enbridge Pipelines, Inc.
5.350% due 11/10/39 CAD 102 79
Enbridge, Inc.
5.570% due 11/14/35 CAD 207 163
Enel Finance International NV
1.000% due 09/16/24 EUR 123 125
European Union
Series NGEU
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.000% due 07/06/26 EUR 205 202
Fairfax Financial Holdings, Ltd.
4.700% due 12/16/26 CAD 230 179
Fastighets AB Balder
1.000% due 01/18/27 EUR 207 172
France Government International Bond
4.000% due 04/25/60 EUR 119 182
1.750% due 05/25/66 (Þ) EUR 54 52
Fresenius Finance Ireland PLC
1.500% due 01/30/24 EUR 16 16
Innogy Finance BV
3.000% due 01/17/24 EUR 147 153
Intermediate Capital Group PLC
1.625% due 02/17/27 EUR 143 130
Italy Buoni Poliennali Del Tesoro
2.150% due 03/01/72 (Þ) EUR 262 194
Series CAC
2.450% due 09/01/50 (Þ) EUR 189 162
Japan 5 Year Government International
Bond
Series 150
0.005% due 12/20/26 JPY 9,500 71
Japan 10 Year Government International
Bond
Series 349
0.100% due 12/20/27 JPY 95,000 716
Japan 20 Year Government International
Bond
Series 165
0.500% due 06/20/38 JPY 76,000 560
Japan 30 Year Government International
Bond
Series 33
2.000% due 09/20/40 JPY 24,000 218
Series 37
1.900% due 09/20/42 JPY 47,000 421
Japan 40 Year Government International
Bond
Series 13
0.500% due 03/20/60 JPY 53,900 317
Series 14
0.700% due 03/20/61 JPY 9,300 59
KfW
0.500% due 09/15/27 EUR 300 298
0.625% due 01/07/28 EUR 195 194
Kingdom of Belgium Government
International Bond
Series 91
0.577% due 10/22/27 (Þ) EUR 270 265
Lloyds Banking Group PLC
1.875% due 01/15/26 (U.K.
Government Bonds 1 Year Note
Generic Bid Yield + 1.300%) (Ê) GBP 109 127
Merck Financial Services GmbH
0.125% due 07/16/25 EUR 100 99

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 473
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mexican Bonos
Series M
7.750% due 11/13/42 MXN 2,000 88
MOL Hungarian Oil & Gas PLC
1.500% due 10/08/27 EUR 113 96
National Bank of Canada
2.580% due 02/03/25 CAD 178 134
Natwest Group PLC
1.000% due 05/28/24 EUR 121 123
Nederlandse Waterschapsbank NV
0.125% due 05/28/27 EUR 360 349
Nestle Holdings, Inc.
0.257% due 06/14/26 EUR 123 120
Netherlands Government International
Bond
0.750% due 07/15/27 (Þ) EUR 141 145
Network Rail Infrastructure Finance PLC
4.750% due 11/29/35 GBP 85 127
New Zealand Government International
Bond
Series 0427
4.500% due 04/15/27 NZD 60 40
Norway Government International Bond
Series 479
1.750% due 02/17/27 (Þ) NOK 98 10
Prosus NV
Series REGS
2.031% due 08/03/32 EUR 100 73
Republic of Austria Government
International Bond
0.818% due 02/20/30 (Þ) EUR 185 174
Royal Bank of Canada
0.125% due 07/23/24 EUR 124 124
Schneider Electric SE
0.875% due 03/11/25 EUR 100 102
Sky, Ltd.
2.500% due 09/15/26 EUR 112 118
Societe Generale SA
Series emtn
2.125% due 09/27/28 EUR 100 99
Spain Government International Bond
1.250% due 10/31/30 (Þ) EUR 710 707
1.200% due 10/31/40 (Þ) EUR 130 110
Series REGS
0.800% due 07/30/27 (Þ) EUR 190 191
Standard Chartered PLC
5.125% due 06/06/34 GBP 65 81
Sweden Government International Bond
Series 1063
0.500% due 11/24/45 SEK 995 80
Tesco Corp. Treasury Services PLC
2.500% due 05/02/25 GBP 91 106
Toronto-Dominion Bank (The)
1.888% due 03/08/28 CAD 194 134
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Treasury Corp. of Victoria
1.500% due 09/10/31 AUD 200 117
United Kingdom Gilt
0.125% due 01/30/26 GBP 227 263
1.250% due 10/22/41 GBP 205 205
1.625% due 10/22/54 GBP 244 248
1.750% due 07/22/57 GBP 26 27
Volkswagen Group of America Finance
LLC
1.375% due 10/16/23 EUR 122 125
2.125% due 06/27/24 GBP 100 118
Wuestenrot & Wuerttembergische AG
2.125% due 09/10/41 (3 Month
EURIBOR + 3.250%) (Ê) EUR 100 76
12,282
United States Government Treasuries - 12.4%
United States Treasury Notes
2.000% due 02/15/25 325 318
0.625% due 05/15/30 720 618
0.625% due 08/15/30 570 486
1.125% due 02/15/31 371 328
1.625% due 05/15/31 527 485
1.250% due 08/15/31 772 686
2.250% due 08/15/49 251 211
1.250% due 05/15/50 302 197
2.250% due 02/15/52 501 422
3,751
Total Long-Term Investments
(cost
$32,467
) 28,740
Short-Term Investments - 3.2%
U.S. Cash Management Fund(@) 969,684(∞) 969
Total Short-Term Investments
(cost $969) 969
Total Investments - 97.8%
(identified cost $33,436) 29,709
Other Assets and Liabilities,
Net - 2.2%
662
Net Assets - 100.0%
30,371

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
474 Multifactor Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
16.0%
ABN AMRO Bank NV 07/26/22 200,000 79.88 160
161
AIB Group PLC 07/26/22 170,000 98.23 167
167
AP Moller - Maersk A/S 04/28/22 137,000 100.85 138
137
Aviation Capital Group LLC 06/08/22 171,000 99.37 170
168
Bayer US Finance LLC 11/14/19 139,000 101.25 141
137
Bayer US Finance II LLC 11/13/19 175,000 101.56 178
175
BNP Paribas SA 06/22/22 181,000 93.03 168
170
Coterra Energy, Inc. 04/28/22 174,000 100.92 176
174
Danone SA 03/24/22 151,000 99.95 151
149
Danske Bank A/S 02/16/21 147,000 100.88 148
139
Falabella SA 07/26/22 205,000 82.23 169
171
France Government International Bond 03/14/22 EUR 54,000 121.32 66
52
Italy Buoni Poliennali Del Tesoro 04/16/21 EUR 262,000 119.05 312
194
Italy Buoni Poliennali Del Tesoro 02/23/22 EUR 189,000 112.42 212
162
Kingdom of Belgium Government International Bond 03/24/22 EUR 270,000 107.36 290
265
Meituan 07/26/22 189,000 88.29 167
167
Nestle Holdings, Inc. 01/13/22 144,000 98.56 142
136
Netherlands Government International Bond 03/24/22 EUR 141,000 112.06 158
145
NGPL PipeCo LLC 03/24/22 91,000 104.03 95
91
Norway Government International Bond 10/29/21 NOK 98,000 11.92 12
10
Panasonic Corp. 03/24/22 153,000 99.38 152
149
Prosus NV 07/26/22 224,000 76.94 172
174
Republic of Austria Government International Bond 03/24/22 EUR 185,000 103.76 192
174
Spain Government International Bond 11/12/20 EUR 710,000 129.00 917
707
Spain Government International Bond 12/10/20 EUR 190,000 128.06 243
191
Spain Government International Bond 06/01/21 EUR 130,000 94.89 123
110
Standard Chartered PLC 02/16/21 131,000 109.39 143
128
Sura Asset Management SA 07/26/22 180,000 93.57 168
168
Woori Bank 03/24/22 90,000 102.56 92 91
4,862
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro-Bund Futures 1 EUR 158 09/22
27
Japanese Mini 10-Year Government Bond Futures 1 JPY 15,040 09/22
6
United States 5 Year Treasury Note Futures 1 USD 114 09/22
1
United States 10 Year Treasury Note Futures 1 USD 121 09/22
1
United States 10 Year Ultra Treasury Note Futures 2 USD 262 09/22
13
United States Treasury Ultra Bond Futures 1 USD 144 09/22 2
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 50
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 253 NOK 2,470 08/08/22 3
Bank of America CZK 2,188 USD 94 09/21/22 4
Bank of America NOK 2,470 USD 250 08/08/22 (6)
Citigroup USD 187 GBP 154 08/08/22 —

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 475
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup CHF 1 USD 1 08/08/22 —
Citigroup CHF 362 USD 380 08/08/22 (1)
Citigroup GBP 206 USD 250 08/08/22 (1)
HSBC USD 17 CAD 22 09/21/22 —
HSBC USD 205 CHF 195 09/21/22 1
HSBC USD 331 EUR 310 09/21/22 (13)
HSBC AUD 261 USD 189 09/21/22 6
HSBC CAD 746 USD 595 09/21/22 12
HSBC CHF 65 USD 67 09/21/22 (1)
HSBC DKK 108 USD 16 09/21/22 1
HSBC EUR 60 USD 61 09/21/22 —
HSBC EUR 2,403 USD 2,594 09/21/22 130
HSBC GBP 471 USD 590 09/21/22 17
HSBC JPY 106,499 USD 800 09/21/22 (2)
HSBC MXN 602 USD 30 09/21/22 1
HSBC NOK 36 USD 4 09/21/22 —
HSBC NZD 22 USD 14 09/21/22 1
HSBC SEK 248 USD 25 09/21/22 1
JPMorgan Chase AUD 261 USD 189 09/21/22 6
JPMorgan Chase CAD 746 USD 595 09/21/22 13
JPMorgan Chase CHF 65 USD 67 09/21/22 (1)
JPMorgan Chase DKK 108 USD 16 09/21/22 1
JPMorgan Chase EUR 2,403 USD 2,595 09/21/22 131
JPMorgan Chase GBP 471 USD 591 09/21/22 17
JPMorgan Chase JPY 106,499 USD 800 09/21/22 (1)
JPMorgan Chase MXN 602 USD 30 09/21/22 1
JPMorgan Chase NOK 36 USD 4 09/21/22 —
JPMorgan Chase NZD 22 USD 14 09/21/22 1
JPMorgan Chase SEK 248 USD 25 09/21/22 1
Royal Bank of Canada AUD 261 USD 188 09/21/22 6
Royal Bank of Canada CAD 746 USD 595 09/21/22 13
Royal Bank of Canada CHF 65 USD 67 09/21/22 (2)
Royal Bank of Canada DKK 108 USD 16 09/21/22 1
Royal Bank of Canada EUR 2,403 USD 2,594 09/21/22 130
Royal Bank of Canada GBP 471 USD 591 09/21/22 17
Royal Bank of Canada JPY 106,499 USD 798 09/21/22 (4)
Royal Bank of Canada MXN 602 USD 30 09/21/22 1
Royal Bank of Canada NOK 36 USD 4 09/21/22 —
Royal Bank of Canada NZD 22 USD 14 09/21/22 —
Royal Bank of Canada SEK 248 USD 25 09/21/22 1
State Street USD 21 AUD 30 09/21/22 —
State Street USD 1 CAD 1 08/08/22 —
State Street USD 20 CAD 25 09/21/22 —
State Street USD 23 CAD 30 09/21/22 —
State Street USD 3 EUR 2 08/08/22 —
State Street USD 62 EUR 59 08/08/22 (1)
State Street USD 41 EUR 40 09/21/22 —
State Street USD 63 EUR 60 09/21/22 (2)
State Street USD 95 EUR 90 09/21/22 (3)
State Street USD 106 EUR 100 09/21/22 (4)
State Street USD 36 GBP 30 09/21/22 —
State Street USD 55 GBP 45 09/21/22 —
State Street USD 24 JPY 3,200 09/21/22 —
State Street USD 33 JPY 4,400 09/21/22 —
State Street USD 1 NZD 1 08/08/22 —

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
476 Multifactor Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 125 NZD 200 08/08/22 1
State Street USD 252 SEK 2,588 08/08/22 2
State Street AUD 20 USD 14 09/21/22 (1)
State Street AUD 20 USD 14 09/21/22 —
State Street CAD 162 USD 126 08/08/22 (1)
State Street CAD 20 USD 16 09/21/22 —
State Street CAD 30 USD 23 09/21/22 —
State Street CAD 40 USD 31 09/21/22 —
State Street EUR 25 USD 26 09/21/22 —
State Street EUR 40 USD 42 09/21/22 1
State Street EUR 50 USD 52 09/21/22 1
State Street EUR 80 USD 82 09/21/22 —
State Street EUR 85 USD 87 09/21/22 —
State Street EUR 150 USD 160 09/21/22 6
State Street GBP 10 USD 12 09/21/22 —
State Street GBP 16 USD 19 09/21/22 —
State Street GBP 30 USD 36 09/21/22 (1)
State Street JPY 108 USD 1 08/08/22 —
State Street JPY 17,042 USD 126 08/08/22 (2)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 481
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America USD 644 (5.000%)
(2)
06/20/25
— (17) (17)
CDX NA Investment Grade Index Bank of America USD 1,800 (1.000%)
(2)
06/20/27 (16) — (16)
Total Open Credit Indices - Purchase Protection Contracts (16) (17) (33)
Total Open Credit Default Swap Contracts (å) (16) (17) (33)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 6,496 $ —
$ —
$ 6,496
International Debt — 6,211 —
—
6,211
Non-US Bonds — 12,282 —
—
12,282
United States Government Treasuries — 3,751 —
—
3,751
Short-Term Investments — — — 969 969

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 477
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Total Investments
— 28,740 — 969 29,709
Other Financial Instruments
Assets
Futures Contracts 50 — — — 50
Foreign Currency Exchange Contracts — 528 — — 528
Liabilities
Foreign Currency Exchange Contracts — (47) — — (47)
Credit Default Swap Contracts — (33) — — (33)
Total Other Financial Instruments
*
$ 50 $ 448 $ — $ — $ 498
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2022, see note 2 in the Notes to Quarterly
Report.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
377
Austria ................................................................................................
174
Belgium ..............................................................................................
630
Canada ................................................................................................
2,404
Chile ...................................................................................................
171
China ..................................................................................................
414
Colombia .............................................................................................
325
Czech Republic ...................................................................................
97
Denmark .............................................................................................
320
France .................................................................................................
1,057
Germany .............................................................................................
2,361
Hong Kong ..........................................................................................
201
Hungary ..............................................................................................
96
Ireland ................................................................................................
167
Italy ....................................................................................................
578
Japan ..................................................................................................
2,834
Luxembourg ........................................................................................
124
Mexico ................................................................................................
88
Netherlands ........................................................................................
655
New Zealand .......................................................................................
40
Norway ................................................................................................
10

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
478 Multifactor Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Peru ....................................................................................................
163
Singapore ............................................................................................
193
South Korea ........................................................................................
91
Spain ...................................................................................................
1,008
Sweden ................................................................................................
251
Switzerland .........................................................................................
291
United Kingdom ..................................................................................
2,124
United States .......................................................................................
12,465
Total Investments ....................................................................
29,709

Russell Investment Company
Notes to Schedules of Investments — July 31, 2022 (Unaudited)
Notes to Schedules of Investments 479
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( Œ ) Unfunded loan agreement.
( Ð ) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the
Notes to Quarterly Report.
(0)
Weekly payment frequency .
(1)
Monthly payment frequency .
(2)
Quarterly payment frequency .
(3)
Semi-annual payment frequency .
(4)
Annual payment frequency .
(5)
Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate

Russell Investment Company
Notes to Schedules of Investments, continued — July 31, 2022 (Unaudited)
480 Notes to Schedules of Investments
Foreign Currency Abbreviations:
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSERO – India National Stock Exchange Offered Rate
PIK - Payment in Kind
PRIBOR – Rague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNY - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Company
Notes to Quarterly Report — July 31, 2022 (Unaudited)
Notes to Quarterly Report 481
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 31 different investment portfolios referred to as funds. This Quarterly Report reports on 25 of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act” ), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth
Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within this Quarterly Report) refers to the nine months ended July 31, 2022.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”).
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2022 (Unaudited)
482 Notes to Quarterly Report
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value
(“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-
the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as
Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2022 (Unaudited)
Notes to Quarterly Report 483
facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap (“OIS”) rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index);
a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The Equity Income, Sustainable Equity, U.S. Strategic Equity, U.S. Small Cap Equity, International Developed Markets, Global
Equity, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid & Small Cap, Tax-Managed Real Assets, Unconstrained Total Return,
Strategic Bond, Investment Grade Bond, Tax-Exempt High Yield Bond, Tax-Exempt Bond, Global Infrastructure, Global Real
Estate Securities, Multifactor U.S. Equity, Multifactor International Equity, and Multifactor Bond Funds had no transfers into or out of Level 3 for the period ended July 31, 2022.
The Emerging Markets, Tax-Managed International Equity, and Opportunistic Credit Funds had transfers out of Level 2 into Level
3 representing financial instruments for which approved vendor sources became unavailable or inputs became unobservable. The amounts transferred were as follows:
The Short Duration Bond, Multi-Strategy Income, and Multi-Asset Growth Strategy Funds had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available or inputs became observable. The amounts transferred were as follows:
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot
Emerging Markets Fund $ 258,775
Tax-Managed International Equity Fund 71,686
Opportunistic Credit Fund 465,966
Short Duration Bond Fund $ 292,014
Multi-Strategy Income Fund 215,536
Multi-Asset Growth Strategy Fund 312,345

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2022 (Unaudited)
484 Notes to Quarterly Report
guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company.
These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases
(decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2022 (Unaudited)
Notes to Quarterly Report 485
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss)
on debt obligations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause such Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the broker’s customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house.
In October 2020, the Securities and Exchange Commission (“SEC”) adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions. The final rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements.
Compliance with these new requirements will be required after an eighteen-month transition period. Following the compliance date, these requirements may limit the ability of a Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies.
The financial derivative instruments outstanding as of period end on the Schedules of Investments serves as an indicator of the volume of financial derivative activity for the Funds.

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2022 (Unaudited)
486 Notes to Quarterly Report
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.
For the period ended July 31, 2022, the following Funds entered into FX contracts primarily for the strategies listed below:
As of July 31, 2022, the Funds had no cash collateral balances in connection with FX contracts purchased or sold.
Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed Real Assets Fund Exposing cash to markets and trade settlement
Opportunistic Credit Fund Return enhancement and hedging
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Investment Grade Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets and trade settlement
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Multi-Strategy Income Fund Return enhancement and hedging
Multi-Asset Growth Strategy Fund Return enhancement and hedging
Multifactor International Equity Fund Return enhancement, hedging, and exposing cash to markets
Multifactor Bond Fund Return enhancement and hedging

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2022 (Unaudited)
Notes to Quarterly Report 487
Certain Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended July 31, 2022, the following Funds purchased or sold options primarily for the strategies listed below:
As of July 31, 2022, the Funds had cash collateral balances in connection with options contracts purchased or sold as follows:
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended July 31, 2022, the following Funds entered into futures contracts primarily for the strategies listed below:
As of July 31, 2022, the Funds had cash collateral balances in connection with futures contracts purchased or sold as follows:
Funds Strategies
Unconstrained Total Return Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Due to Broker
Multi-Strategy Income Fund $ 6,079,855
Multi-Asset Growth Strategy Fund 11,623,626
Funds Strategies
Equity Income Fund Exposing cash to markets
Sustainable Equity Fund Exposing cash to markets
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Global Equity Fund Return enhancement, hedging and exposing cash to markets
Emerging Markets Fund Return enhancement, hedging and exposing cash to markets
Tax-Managed U.S. Large Cap Fund Exposing cash to markets
Tax-Managed U.S. Mid & Small Cap Fund Exposing cash to markets
Tax-Managed International Equity Fund Return enhancement, hedging and exposing cash to markets
Tax-Managed Real Assets Fund Exposing cash to markets
Opportunistic Credit Fund Return enhancement, hedging and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Investment Grade Bond Fund Return enhancement, hedging and exposing cash to markets
Short Duration Bond Fund Return enhancement, hedging and exposing cash to markets
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Tax-Exempt Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Multi-Strategy Income Fund Return enhancement, hedging and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Multifactor U.S. Equity Fund Exposing cash to markets
Multifactor International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Multifactor Bond Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2022 (Unaudited)
488 Notes to Quarterly Report
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements, including credit default, interest rate, total return (equity and/or index) and/or currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a “net basis”.
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the
Cash Collateral for Futures Due to Broker
Equity Income Fund $ — $ 79,670
Sustainable Equity Fund — 153,082
U.S. Strategic Equity Fund — 1,100,461
U.S. Small Cap Equity Fund — 293,683
International Developed Markets Fund 27,872,099 —
Global Equity Fund 18,833,184 —
Emerging Markets Fund 3,306,877 —
Tax-Managed U.S. Large Cap Fund — 286,526
Tax-Managed U.S. Mid & Small Cap Fund — 191,499
Tax-Managed International Equity Fund 36,432,045 —
Tax-Managed Real Assets Fund 1,772 —
Opportunistic Credit Fund 4,097,374 192,964
Unconstrained Total Return Fund 4,475,517 66,349
Strategic Bond Fund 38,864,163 2,212,425
Investment Grade Bond Fund 1,239,728 185,811
Short Duration Bond Fund 1,627,278 —
Tax-Exempt High Yield Bond Fund 3,169,574 —
Tax-Exempt Bond Fund 11,306,020 —
Global Infrastructure Fund 144,852 —
Global Real Estate Securities Fund 482,632 —
Multi-Strategy Income Fund 14,270,286 —
Multi-Asset Growth Strategy Fund 30,157,996 —
Multifactor U.S. Equity Fund 1,249 —
Multifactor International Equity Fund 546,337 —
Multifactor Bond Fund 40 14,440

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2022 (Unaudited)
Notes to Quarterly Report 489
full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
As of July 31, 2022, the Funds had cash collateral balances in connection with swap contracts purchased or sold as follows:
Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the seller may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Funds would enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (i.e., the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Cash Collateral for Swaps Due to Broker
Opportunistic Credit Fund $ 1,289,182 $ 50,000
Unconstrained Total Return Fund 5,507,543 1,780,000
Strategic Bond Fund 21,027,090 110,000
Investment Grade Bond Fund 2,787 —
Short Duration Bond Fund 1,130,905 —
Multi-Strategy Income Fund 6,139,075 2,758,000
Multi-Asset Growth Strategy Fund 10,215,717 10,061,642
Multifactor Bond Fund 7,018 —

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2022 (Unaudited)
490 Notes to Quarterly Report
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of July 31,
2022, for which a Fund is the seller of protection, are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended July 31, 2022, the following Funds entered into credit default swaps primarily for the strategies listed below:
Funds Strategies
Opportunistic Credit Fund Return enhancement, hedging and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Multifactor Bond Fund Return enhancement, hedging and exposing cash to markets

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2022 (Unaudited)
Notes to Quarterly Report 491
Interest Rate Swaps
Certain Funds may enter into interest rate swaps. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.
Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Fund’s risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended July 31, 2022, the following Funds entered into interest rate swaps primarily for the strategies listed below:
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended July 31, 2022, none of the Funds entered into total return swaps contracts.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended July 31, 2022, the Unconstrained Total Return Fund entered into currency swaps primarily for hedging.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for, among other things, general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master
Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select
Funds Strategies
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2022 (Unaudited)
492 Notes to Quarterly Report
counterparties. The Master Forward Agreements contain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds seek to minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a
“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The Sustainable Equity and U.S. Small Cap Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. Each of the Sustainable Equity Fund and U.S. Small Cap Equity
Fund currently engage in short sale transactions that are effected through State Street Bank and Trust Company (“State Street”)
but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2022 (Unaudited)
Notes to Quarterly Report 493
sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State
Street’s books but remain in a Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile.
However, the impact of State Street’s failure to return a security lent to it by a Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from
State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds’
custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover their short positions in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short). These requirements may result in the Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations or to meet segregation requirements.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of July 31, 2022, the market value of securities on loan through the reciprocal lending program were as follows:
As of July 31, 2022, the Sustainable Equity Fund held $22,481,133 and the U.S. Small Cap Equity Fund held $45,532,233 as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3%
of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of July 31, 2022, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending (“GSAL”), in the U.S. Cash Collateral Fund, an
unregistered fund advised by RIM.
To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may
Amount
Sustainable Equity Fund
$ 15,025,226
U.S. Small Cap Equity Fund
29,468,763

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2022 (Unaudited)
494 Notes to Quarterly Report
be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for such securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S. regulatory authorities' ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders’ ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, potentially due either to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2022 (Unaudited)
Notes to Quarterly Report 495
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2022 (Unaudited)
496 Notes to Quarterly Report
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, liquid assets of the Funds, in a dollar amount sufficient to make payment for the portfolio securities to be purchased, will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Certain Funds may invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. A Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or take a short position in mortgage backed securities. Due to timing differences,
TBAs may be reflected as Securities Sold Short in the Schedule of Investments. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry
“good delivery” standards.
As of July 31, 2022, the Funds had no cash collateral balances in connection with TBAs.
Inflation-Indexed Bonds
Certain Funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S.
Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2022 (Unaudited)
Notes to Quarterly Report 497
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the
ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority (“FCA”), which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicated that it is possible that certain of the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future utilization of
LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S.
dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S.
Treasury securities). Any potential effects of the transition away from LIBOR on the Funds or on certain instruments in which a
Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Funds’ investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of
LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR.
The transition may also result in a reduction in the value of certain instruments held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the
Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”) may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses.

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2022 (Unaudited)
498 Notes to Quarterly Report
Any of these events could adversely affect a Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/
or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund’s investments and performance.
3. Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations.
RIFUS is the Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. Each Fund’s investment in the U.S. Cash
Management Fund is disclosed within the Fund’s Schedule of Investments. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. Each Fund’s investment in the U.S. Cash Collateral Fund is disclosed within the Fund’s Schedule of Investments.
4. Federal Income Taxes
As of July 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Equity Income
Fund
Sustainable
Equity Fund
U.S. Strategic
Equity Fund
Cost of Investments
$ 177,226,429 $ 189,686,133 $ 2,800,967,401
Unrealized Appreciation
$ 68,908,275 $ 53,523,797 $ 716,407,222
Unrealized Depreciation
(3,961,479) (8,033,312) (126,914,637)
Net Unrealized Appreciation (Depreciation)
$ 64,946,796 $ 45,490,485 $ 589,492,585
U.S. Small Cap
Equity Fund
International
Developed
Markets Fund
Global Equity
Fund
Cost of Investments
$ 1,149,845,918 $ 1,800,221,637 $ 970,243,296
Unrealized Appreciation
$ 99,594,114 $ 135,015,752 $ 126,410,361
Unrealized Depreciation
(55,024,851) (302,836,013) (49,891,827)
Net Unrealized Appreciation (Depreciation)
$ 44,569,263 $ (167,820,261) $ 76,518,534
Emerging
Markets Fund
Tax-Managed
U.S. Large Cap
Fund
Tax-Managed
U.S. Mid & Small
Cap Fund
Cost of Investments
$ 980,408,015 $ 3,455,803,768 $ 845,314,721
Unrealized Appreciation
$ 1,556,255 $ 2,566,699,711 $ 512,570,074
Unrealized Depreciation
(1,234,763) (11,586,740) (10,042,989)
Net Unrealized Appreciation (Depreciation)
$ 321,492 $ 2,555,112,971 $ 502,527,085
Tax-Managed
International
Equity Fund
Tax-Managed
Real Assets
Fund
Opportunistic
Credit Fund
Cost of Investments
$ 2,484,183,265 $ 712,542,818 $ 749,059,932
Unrealized Appreciation
$ 323,920,207 $ 177,139,884 $ 21,730,078
Unrealized Depreciation
(138,769,019) (30,129,352) (129,990,223)
Net Unrealized Appreciation (Depreciation)
$ 185,151,188 $ 147,010,532 $ (108,260,145)

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2022 (Unaudited)
Notes to Quarterly Report 499
5. Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of securities that have been footnoted as restricted.
6. Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented in the Schedules of
Investments. As of July 31, 2022, there were no unfunded loan commitments.
7. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and determined no events have occurred that require disclosure.
Unconstrained
Total Return
Fund
Strategic Bond
Fund
Investment
Grade Bond
Fund
Cost of Investments
$ 156,426,498 $ 3,461,376,079 $ 589,310,307
Unrealized Appreciation
$ 5,016,429 $ 22,261,265 $ 4,349,506
Unrealized Depreciation
(30,662,448) (273,068,487) (41,355,723)
Net Unrealized Appreciation (Depreciation)
$ (25,646,019) $ (250,807,222) $ (37,006,217)
Short Duration
Bond Fund
Tax-Exempt High
Yield Bond Fund
Tax-Exempt
Bond Fund
Cost of Investments
$ 444,576,132 $ 1,722,003,076 $ 4,461,459,728
Unrealized Appreciation
$ 881,931 $ 30,807,988 $ 37,602,793
Unrealized Depreciation
(15,192,191) (112,216,547) (229,824,810)
Net Unrealized Appreciation (Depreciation)
$ (14,310,260) $ (81,408,559) $ (192,222,017)
Global
Infrastructure
Fund
Global Real
Estate Securities
Fund
Multi-Strategy
Income Fund
Cost of Investments
$ 63,483,516 $ 625,233,892 $ 528,963,445
Unrealized Appreciation
$ 21,400,276 $ 51,239,564 $ 129,484,356
Unrealized Depreciation
(1,122,719) (12,899,955) (152,536,072)
Net Unrealized Appreciation (Depreciation)
$ 20,277,557 $ 38,339,609 $ (23,051,716)
Multi-Asset
Growth Strategy
Fund
Multifactor U.S.
Equity Fund
Multifactor
International
Equity Fund
Cost of Investments
$ 938,737,293 $ 426,182,208 $ 260,353,882
Unrealized Appreciation
$ 239,754,444 $ 232,553,657 $ 36,470,607
Unrealized Depreciation
(265,748,970) (21,341,018) (12,501,353)
Net Unrealized Appreciation (Depreciation)
$ (25,994,526) $ 211,212,639 $ 23,969,254
Multifactor Bond
Fund
Cost of Investments
$ 33,841,028
Unrealized Appreciation
$ 664,840
Unrealized Depreciation
(4,298,131)
Net Unrealized Appreciation (Depreciation)
$ (3,633,291)

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com